UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

ONE IRON STREET

BOSTON, MASSACHUSETTS 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	W. John McGuire, Esq. Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

Item 1.	Schedule of Investments.

Quarterly Report
September 30, 2018
SPDR® Series Trust
Equity Funds
Fixed Income Funds
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

SPDR DOW JONES REIT ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 99.6%
Acadia Realty Trust REIT	312,965	$ 8,772,409
Alexandria Real Estate Equities, Inc. REIT	406,672	51,155,271
American Assets Trust, Inc. REIT	145,067	5,409,548
American Campus Communities, Inc. REIT	527,736	21,721,614
American Homes 4 Rent Class A REIT	989,790	21,666,503
Apartment Investment & Management Co. Class A REIT	605,931	26,739,735
Apple Hospitality REIT, Inc.	831,503	14,542,988
Ashford Hospitality Trust, Inc. REIT	325,667	2,081,012
AvalonBay Communities, Inc. REIT	531,905	96,354,591
Boston Properties, Inc. REIT	594,236	73,144,509
Braemar Hotels & Resorts, Inc. REIT	117,291	1,380,515
Brandywine Realty Trust REIT	685,877	10,781,986
Brixmor Property Group, Inc. REIT	1,165,722	20,411,792
Camden Property Trust REIT	357,312	33,433,684
CBL & Associates Properties, Inc. REIT (a)	668,433	2,667,048
Cedar Realty Trust, Inc. REIT	344,986	1,607,635
Chatham Lodging Trust REIT	177,568	3,709,396
Chesapeake Lodging Trust REIT	231,921	7,437,707
Columbia Property Trust, Inc. REIT	453,079	10,710,788
Corporate Office Properties Trust REIT	397,674	11,862,615
Cousins Properties, Inc. REIT	1,614,351	14,351,580
CubeSmart REIT	716,011	20,427,794
DDR Corp. REIT	560,160	7,500,542
DiamondRock Hospitality Co. REIT	798,184	9,314,807
Digital Realty Trust, Inc. REIT	793,132	89,211,487
Douglas Emmett, Inc. REIT	621,677	23,449,657
Duke Realty Corp. REIT	1,373,954	38,979,075
Easterly Government Properties, Inc. REIT	231,912	4,492,135
EastGroup Properties, Inc. REIT	137,236	13,122,506
Equity Commonwealth REIT	466,485	14,969,504
Equity LifeStyle Properties, Inc. REIT	343,080	33,090,066
Equity Residential REIT	1,417,242	93,906,455
Essex Property Trust, Inc. REIT	253,979	62,659,159
Extra Space Storage, Inc. REIT	486,464	42,147,241
Federal Realty Investment Trust REIT	282,945	35,784,054
First Industrial Realty Trust, Inc. REIT	483,851	15,192,921
Forest City Realty Trust, Inc. Class A REIT	1,028,942	25,816,155
Franklin Street Properties Corp. REIT	415,160	3,317,128
HCP, Inc. REIT	1,806,687	47,552,002
Healthcare Realty Trust, Inc. REIT	480,900	14,071,134
Hersha Hospitality Trust REIT	139,099	3,153,374
Highwoods Properties, Inc. REIT	398,590	18,837,363
Hospitality Properties Trust REIT	631,199	18,203,779
Security Description	Shares	Value
Host Hotels & Resorts, Inc. REIT	2,854,451	$ 60,228,916
Hudson Pacific Properties, Inc. REIT	603,643	19,751,199
Independence Realty Trust, Inc. REIT	336,687	3,545,314
Invitation Homes, Inc. REIT	1,142,604	26,177,058
JBG SMITH Properties REIT	415,913	15,318,076
Kilroy Realty Corp. REIT	387,597	27,786,829
Kimco Realty Corp. REIT	1,622,584	27,162,056
Kite Realty Group Trust REIT	321,334	5,350,211
LaSalle Hotel Properties REIT	423,986	14,665,676
Liberty Property Trust REIT	569,282	24,052,165
Life Storage, Inc. REIT	178,988	17,032,498
LTC Properties, Inc. REIT	152,225	6,714,645
Macerich Co. REIT	407,425	22,526,528
Mack-Cali Realty Corp. REIT	346,862	7,374,286
Mid-America Apartment Communities, Inc. REIT	437,639	43,842,675
National Storage Affiliates Trust REIT	218,448	5,557,317
NorthStar Realty Europe Corp. REIT	191,294	2,708,723
Paramount Group, Inc. REIT	795,825	12,008,999
Park Hotels & Resorts, Inc. REIT	774,685	25,425,162
Pebblebrook Hotel Trust REIT (a)	265,094	9,641,469
Pennsylvania Real Estate Investment Trust (a)	246,185	2,328,910
Piedmont Office Realty Trust, Inc. Class A REIT	492,979	9,332,093
Prologis, Inc. REIT	2,422,191	164,200,328
PS Business Parks, Inc. REIT	76,614	9,736,873
Public Storage REIT	576,553	116,250,381
QTS Realty Trust, Inc. Class A REIT	195,955	8,361,400
Ramco-Gershenson Properties Trust REIT	309,823	4,213,593
Regency Centers Corp. REIT	651,576	42,137,420
Retail Opportunity Investments Corp. REIT (a)	433,105	8,086,070
Retail Properties of America, Inc. Class A REIT	843,174	10,278,291
Retail Value, Inc. REIT (b)	59,296	1,938,386
Rexford Industrial Realty, Inc. REIT	350,623	11,205,911
RLJ Lodging Trust REIT	673,243	14,831,543
Ryman Hospitality Properties, Inc. REIT	197,121	16,985,917
Saul Centers, Inc. REIT	44,036	2,466,016
Senior Housing Properties Trust REIT	912,619	16,025,590
Seritage Growth Properties Class A REIT (a)	107,502	5,105,270
Simon Property Group, Inc. REIT	1,189,701	210,279,652
SL Green Realty Corp. REIT	333,273	32,504,116
Summit Hotel Properties, Inc. REIT	402,267	5,442,673
Sun Communities, Inc. REIT	312,184	31,699,163
Sunstone Hotel Investors, Inc. REIT	876,471	14,339,066
Tanger Factory Outlet Centers, Inc. REIT (a)	360,615	8,250,871
Taubman Centers, Inc. REIT	234,252	14,015,297
Tier REIT, Inc.	196,517	4,736,060
UDR, Inc. REIT	1,029,382	41,617,914

See accompanying notes to schedule of investments.

SPDR DOW JONES REIT ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Universal Health Realty Income Trust REIT	48,919	$ 3,640,063
Urban Edge Properties REIT	437,911	9,669,075
Ventas, Inc. REIT	1,371,769	74,596,798
Vornado Realty Trust REIT	665,730	48,598,290
Washington Prime Group, Inc. REIT	714,487	5,215,755
Washington Real Estate Investment Trust (a)	302,068	9,258,384
Weingarten Realty Investors REIT	457,399	13,612,194
Welltower, Inc. REIT	1,431,611	92,081,220
Xenia Hotels & Resorts, Inc. REIT	429,829	10,186,947
		2,525,238,596
TOTAL COMMON STOCKS (Cost $2,343,447,250)		2,525,238,596
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d)	5,798,213	5,798,213
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	6,735,999	6,735,999
TOTAL SHORT-TERM INVESTMENTS (Cost $12,534,212)		12,534,212
TOTAL INVESTMENTS — 100.1% (Cost $2,355,981,462)		2,537,772,808
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(2,590,245)
NET ASSETS — 100.0%		$ 2,535,182,563

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Equity Real Estate Investment Trusts (REITs)	$2,525,238,596	$—	$—	$2,525,238,596
Short-Term Investments	12,534,212	—	—	12,534,212
TOTAL INVESTMENTS	$2,537,772,808	$—	$—	$2,537,772,808
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,839,904	$ 4,839,904	$59,745,610	$58,787,301	$—	$—	5,798,213	$ 5,798,213	$15,194	$—
State Street Navigator Securities Lending Government Money Market Portfolio	7,014,238	7,014,238	14,238,192	14,516,431	—	—	6,735,999	6,735,999	16,375	—
Total		$11,854,142	$73,983,802	$73,303,732	$—	$—		$12,534,212	$31,569	$—
See accompanying notes to schedule of investments.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
CAPITAL MARKETS — 1.5%
Blucora, Inc. (a)	28,053	$ 1,129,133
COMMUNICATIONS EQUIPMENT — 6.9%
Acacia Communications, Inc. (a) (b)	14,909	616,785
Applied Optoelectronics, Inc. (a) (b)	15,078	371,823
Arista Networks, Inc. (a)	2,702	718,354
InterDigital, Inc.	7,939	635,120
Motorola Solutions, Inc.	6,474	842,526
NetScout Systems, Inc. (a)	20,214	510,404
Oclaro, Inc. (a)	81,087	724,918
Ubiquiti Networks, Inc.	9,356	924,934
		5,344,864
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Fitbit, Inc. Class A (a) (b)	86,098	460,624
ENTERTAINMENT — 3.0%
Netflix, Inc. (a)	3,240	1,212,181
Pandora Media, Inc. (a)	121,339	1,153,934
		2,366,115
HEALTH CARE TECHNOLOGY — 1.5%
Veeva Systems, Inc. Class A (a)	10,909	1,187,663
HOUSEHOLD DURABLES — 0.6%
ZAGG, Inc. (a)	30,371	447,972
INTERACTIVE MEDIA & SERVICES — 8.6%
Autohome, Inc. ADR (b)	9,956	770,694
Bitauto Holdings, Ltd. ADR (a) (b)	19,524	449,052
Facebook, Inc. Class A (a)	3,406	560,151
Momo, Inc. ADR (a)	24,502	1,073,188
SINA Corp. (a)	6,067	421,535
Snap, Inc. Class A (a) (b)	37,870	321,138
TrueCar, Inc. (a)	53,255	750,895
Twitter, Inc. (a)	28,106	799,897
Weibo Corp. ADR (a) (b)	5,836	426,787
Yelp, Inc. (a)	14,290	703,068
YY, Inc. ADR (a)	5,431	406,890
		6,683,295
INTERNET & DIRECT MARKETING RETAIL — 4.3%
Baozun, Inc. ADR (a) (b)	19,058	925,838
Groupon, Inc. (a) (b)	109,694	413,546
GrubHub, Inc. (a)	8,514	1,180,211
Quotient Technology, Inc. (a)	51,737	801,923
		3,321,518
IT SERVICES — 17.2%
Accenture PLC Class A	4,022	684,544
Carbonite, Inc. (a)	26,308	937,880
DXC Technology Co.	7,349	687,279
EPAM Systems, Inc. (a)	5,730	789,021
International Business Machines Corp.	3,925	593,499
Jack Henry & Associates, Inc.	5,228	836,898
Okta, Inc. (a)	23,301	1,639,458
Sabre Corp.	30,633	798,909
Shopify, Inc. Class A (a)	5,897	969,821
Security Description	Shares	Value
Teradata Corp. (a)	15,532	$ 585,712
Travelport Worldwide, Ltd.	46,576	785,737
Twilio, Inc. Class A (a)	23,964	2,067,614
Virtusa Corp. (a)	13,493	724,709
Wix.com, Ltd. (a)	10,561	1,264,152
		13,365,233
PROFESSIONAL SERVICES — 0.9%
IHS Markit, Ltd. (a)	13,537	730,457
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.4%
FormFactor, Inc. (a)	40,427	555,871
Ichor Holdings, Ltd. (a) (b)	25,491	520,526
MaxLinear, Inc. (a) (b)	23,947	476,066
Micron Technology, Inc. (a)	14,474	654,659
MKS Instruments, Inc.	6,456	517,448
NVIDIA Corp.	3,270	918,936
Qorvo, Inc. (a)	9,041	695,163
Silicon Motion Technology Corp. ADR	11,572	621,417
		4,960,086
SOFTWARE — 44.0%
ACI Worldwide, Inc. (a)	27,064	761,581
Alteryx, Inc. Class A (a) (b)	21,235	1,214,854
Atlassian Corp. PLC Class A (a)	13,245	1,273,374
Box, Inc. Class A (a) (b)	29,555	706,660
CA, Inc.	18,218	804,325
Check Point Software Technologies, Ltd. (a)	5,679	668,248
Cheetah Mobile, Inc. ADR (a) (b)	54,061	531,420
Citrix Systems, Inc. (a)	6,976	775,452
Cloudera, Inc. (a)	35,911	633,829
CyberArk Software, Ltd. (a)	14,000	1,117,760
Ebix, Inc. (b)	7,730	611,830
Ellie Mae, Inc. (a) (b)	6,596	625,103
Envestnet, Inc. (a)	12,047	734,265
Everbridge, Inc. (a)	22,772	1,312,578
Fair Isaac Corp. (a)	3,901	891,574
FireEye, Inc. (a) (b)	43,626	741,642
Globant SA (a)	14,524	856,771
Guidewire Software, Inc. (a)	8,262	834,545
Hortonworks, Inc. (a)	29,818	680,149
Imperva, Inc. (a)	14,914	692,755
LogMeIn, Inc.	5,071	451,826
Mimecast, Ltd. (a)	22,311	934,385
New Relic, Inc. (a)	10,580	996,953
Paycom Software, Inc. (a) (b)	7,650	1,188,886
Paylocity Holding Corp. (a)	13,015	1,045,365
Proofpoint, Inc. (a)	6,930	736,867
Q2 Holdings, Inc. (a)	15,987	968,013
Qualys, Inc. (a)	10,607	945,084
RealPage, Inc. (a)	13,685	901,841
Splunk, Inc. (a)	7,563	914,442
SPS Commerce, Inc. (a)	12,701	1,260,447
SS&C Technologies Holdings, Inc.	14,669	833,639
Symantec Corp.	21,109	449,200
Tableau Software, Inc. Class A (a)	8,672	969,009
Talend SA ADR (a)	14,604	1,018,483
TiVo Corp.	41,115	511,882

See accompanying notes to schedule of investments.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Trade Desk, Inc. Class A (a)	12,406	$ 1,872,189
Varonis Systems, Inc. (a)	12,628	925,001
VMware, Inc. Class A (a)	4,991	778,895
		34,171,122
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.9%
Apple, Inc.	3,526	795,959
Diebold Nixdorf, Inc. (b)	33,577	151,096
Hewlett Packard Enterprise Co.	42,205	688,364
Pure Storage, Inc. Class A (a)	36,437	945,540
Western Digital Corp.	7,224	422,893
		3,003,852
THRIFTS & MORTGAGE FINANCE — 0.5%
LendingTree, Inc. (a) (b)	1,851	425,915
TOTAL COMMON STOCKS (Cost $73,760,033)		77,597,849
SHORT-TERM INVESTMENTS — 4.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d)	62,352	62,352
Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	3,734,476	$ 3,734,476
TOTAL SHORT-TERM INVESTMENTS (Cost $3,796,828)		3,796,828
TOTAL INVESTMENTS — 104.8% (Cost $77,556,861)		81,394,677
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.8)%		(3,739,645)
NET ASSETS — 100.0%		$ 77,655,032

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Capital Markets	$ 1,129,133	$—	$—	$ 1,129,133
Communications Equipment	5,344,864	—	—	5,344,864
Electronic Equipment, Instruments & Components	460,624	—	—	460,624
Entertainment	2,366,115	—	—	2,366,115
Health Care Technology	1,187,663	—	—	1,187,663
Household Durables	447,972	—	—	447,972
Interactive Media & Services	6,683,295	—	—	6,683,295
Internet & Direct Marketing Retail	3,321,518	—	—	3,321,518
IT Services	13,365,233	—	—	13,365,233
Professional Services	730,457	—	—	730,457
Semiconductors & Semiconductor Equipment	4,960,086	—	—	4,960,086
Software	34,171,122	—	—	34,171,122
Technology Hardware, Storage & Peripherals	3,003,852	—	—	3,003,852
Thrifts & Mortgage Finance	425,915	—	—	425,915
Short-Term Investments	3,796,828	—	—	3,796,828
TOTAL INVESTMENTS	$81,394,677	$—	$—	$81,394,677
See accompanying notes to schedule of investments.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	27,482	$ 27,482	$ 102,351	$ 67,481	$—	$—	62,352	$ 62,352	$ 225	$—
State Street Navigator Securities Lending Government Money Market Portfolio	2,048,418	2,048,418	12,940,104	11,254,046	—	—	3,734,476	3,734,476	21,114	—
Total		$2,075,900	$13,042,455	$11,321,527	$—	$—		$3,796,828	$21,339	$—
See accompanying notes to schedule of investments.

SPDR GLOBAL DOW ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 1.4%
BHP Billiton, Ltd.	27,258	$ 682,991
National Australia Bank, Ltd. (a)	31,711	638,087
		1,321,078
BELGIUM — 0.6%
Anheuser-Busch InBev SA	6,923	604,849
BRAZIL — 0.8%
Petroleo Brasileiro SA Preference Shares ADR	67,753	708,697
Petroleo Brasileiro SA Preference Shares	3,200	16,899
		725,596
CANADA — 1.3%
Nutrien, Ltd. (a)	11,123	641,771
Royal Bank of Canada	7,877	630,964
		1,272,735
CHINA — 4.7%
Alibaba Group Holding, Ltd. ADR (b)	3,727	614,061
China Construction Bank Corp. Class H	739,288	646,236
China Mobile, Ltd.	63,543	626,505
China Petroleum & Chemical Corp. Class H	648,147	649,398
Industrial & Commercial Bank of China, Ltd. Class H	890,110	650,670
PetroChina Co., Ltd. Class H	818,601	663,258
Tencent Holdings, Ltd.	14,806	611,548
		4,461,676
DENMARK — 0.7%
Vestas Wind Systems A/S	9,485	641,754
FINLAND — 0.7%
Sampo Oyj Class A	12,090	626,297
FRANCE — 6.0%
Air Liquide SA	4,973	654,436
BNP Paribas SA	10,282	629,491
Carrefour SA	32,807	628,738
Cie de Saint-Gobain	14,670	632,921
Engie SA	42,726	628,516
LVMH Moet Hennessy Louis Vuitton SE	1,813	641,426
Societe Generale SA	14,798	635,436
TOTAL SA	9,837	638,010
Vinci SA	6,681	636,473
		5,725,447
GERMANY — 4.5%
Allianz SE	2,872	640,479
BASF SE	6,804	604,962
Daimler AG	9,540	602,236
Deutsche Bank AG	54,174	618,408
E.ON SE	60,345	615,396
SAP SE	5,084	625,937
Security Description	Shares	Value
Siemens AG	4,846	$ 621,063
		4,328,481
HONG KONG — 0.6%
CLP Holdings, Ltd.	51,327	601,173
INDIA — 1.3%
Infosys, Ltd. ADR	60,847	618,814
Reliance Industries, Ltd. GDR (c)	9,969	342,435
Reliance Industries, Ltd.	15,768	273,629
		1,234,878
IRELAND — 0.6%
Accenture PLC Class A	3,629	617,656
ITALY — 1.3%
Assicurazioni Generali SpA	35,239	609,040
UniCredit SpA	39,587	596,088
		1,205,128
JAPAN — 10.2%
Bridgestone Corp.	16,827	635,985
Canon, Inc.	20,183	641,463
Honda Motor Co., Ltd.	21,705	657,160
Komatsu, Ltd. (a)	22,447	682,985
Mitsubishi Corp.	21,211	653,781
Mitsubishi UFJ Financial Group, Inc.	102,589	640,453
Mitsui & Co., Ltd.	36,373	647,019
Mizuho Financial Group, Inc.	358,221	625,077
Nippon Steel & Sumitomo Metal Corp.	32,061	678,422
Panasonic Corp.	54,505	635,096
Seven & i Holdings Co., Ltd.	14,018	624,476
SoftBank Group Corp.	6,378	644,061
Sony Corp.	10,529	645,728
Takeda Pharmaceutical Co., Ltd. (a)	14,901	637,705
Toyota Motor Corp. (a)	10,195	636,823
		9,686,234
LUXEMBOURG — 0.7%
ArcelorMittal	21,100	656,805
MEXICO — 0.6%
America Movil SAB de CV Series L	748,728	602,210
NETHERLANDS — 0.7%
Royal Dutch Shell PLC Class B	8,471	297,043
Royal Dutch Shell PLC Class A	10,523	361,479
		658,522
RUSSIA — 0.7%
Gazprom PJSC ADR	138,445	692,225
SOUTH AFRICA — 1.5%
MTN Group, Ltd.	132,723	821,403
Naspers, Ltd. Class N	2,942	634,426
		1,455,829
SOUTH KOREA — 0.7%
Samsung Electronics Co., Ltd. GDR	556	582,132
Samsung Electronics Co., Ltd.	1,255	52,553
		634,685

See accompanying notes to schedule of investments.

SPDR GLOBAL DOW ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
SPAIN — 2.0%
Banco Bilbao Vizcaya Argentaria SA (a)	97,240	$ 620,064
Banco Santander SA	123,735	623,090
Telefonica SA	79,292	627,921
		1,871,075
SWEDEN — 0.7%
Telefonaktiebolaget LM Ericsson Class B	71,317	632,560
SWITZERLAND — 3.9%
ABB, Ltd.	25,692	609,948
Credit Suisse Group AG (b)	41,275	623,266
Nestle SA	7,345	615,241
Novartis AG	7,310	631,618
Roche Holding AG	2,552	621,149
UBS Group AG (b)	39,578	628,029
		3,729,251
TAIWAN — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	13,644	602,519
Taiwan Semiconductor Manufacturing Co., Ltd.	2,000	17,195
		619,714
UNITED KINGDOM — 6.7%
Anglo American PLC	30,616	687,904
AstraZeneca PLC	8,370	650,855
BAE Systems PLC	75,474	619,861
BP PLC	85,892	660,060
GlaxoSmithKline PLC	31,838	638,054
HSBC Holdings PLC	71,804	627,174
National Grid PLC	59,704	616,160
Rio Tinto PLC	13,247	670,260
Tesco PLC	201,748	630,888
Vodafone Group PLC	282,325	605,633
		6,406,849
UNITED STATES — 46.0%
3M Co.	2,996	631,287
Abbott Laboratories	9,102	667,723
Alphabet, Inc. Class A (b)	267	322,290
Alphabet, Inc. Class C (b)	272	324,624
Amazon.com, Inc. (b)	316	632,948
American Express Co.	5,685	605,396
American International Group, Inc.	11,696	622,695
Amgen, Inc.	3,105	643,636
Apple, Inc.	2,782	628,009
Arconic, Inc.	27,447	604,109
AT&T, Inc.	18,535	622,405
Bank of America Corp.	20,508	604,166
Bank of New York Mellon Corp.	12,059	614,888
Baxter International, Inc.	8,016	617,953
Berkshire Hathaway, Inc. Class B (b)	2,879	616,423
Boeing Co.	1,731	643,759
Booking Holdings, Inc. (b)	325	644,800
Carnival Corp.	9,740	621,120
Security Description	Shares	Value
Caterpillar, Inc.	4,299	$ 655,555
Chevron Corp.	5,306	648,818
Cisco Systems, Inc.	13,139	639,212
Coca-Cola Co.	13,542	625,505
Colgate-Palmolive Co.	9,160	613,262
ConocoPhillips	8,474	655,888
CVS Health Corp.	8,098	637,475
Deere & Co.	4,215	633,641
DowDuPont, Inc.	9,082	584,063
Duke Energy Corp.	7,622	609,912
eBay, Inc. (b)	18,264	603,077
Express Scripts Holding Co. (b)	6,783	644,453
Exxon Mobil Corp.	7,511	638,585
Facebook, Inc. Class A (b)	3,785	622,481
FedEx Corp.	2,438	587,046
General Electric Co.	49,112	554,475
Gilead Sciences, Inc.	8,488	655,359
Goldman Sachs Group, Inc.	2,717	609,260
Home Depot, Inc.	2,917	604,257
Honeywell International, Inc.	3,811	634,150
HP, Inc.	24,874	641,003
Intel Corp.	13,677	646,785
International Business Machines Corp.	4,199	634,931
Johnson & Johnson	4,465	616,929
JPMorgan Chase & Co.	5,488	619,266
McDonald's Corp.	3,872	647,747
Medtronic PLC	6,420	631,535
Merck & Co., Inc.	8,900	631,366
Microsoft Corp.	5,462	624,689
Mondelez International, Inc. Class A	14,219	610,848
Netflix, Inc. (b)	1,708	639,014
NextEra Energy, Inc.	3,586	601,014
NIKE, Inc. Class B	7,460	632,011
Pfizer, Inc.	14,498	638,927
Philip Morris International, Inc.	7,852	640,252
Procter & Gamble Co.	7,449	619,980
QUALCOMM, Inc. (a)	8,294	597,417
Schlumberger, Ltd.	10,171	619,617
Simon Property Group, Inc. REIT	3,432	606,606
Southwest Airlines Co.	9,976	623,001
Starbucks Corp.	11,376	646,612
Travelers Cos., Inc.	4,744	615,344
Twenty-First Century Fox, Inc. Class A	13,898	643,894
Union Pacific Corp.	3,957	644,318
United Parcel Service, Inc. Class B	5,139	599,978
United Technologies Corp.	4,520	631,941
UnitedHealth Group, Inc.	2,347	624,396
Verizon Communications, Inc.	11,416	609,500
Visa, Inc. Class A	4,213	632,329
Walmart, Inc.	6,584	618,303
Walt Disney Co.	5,700	666,558
Wells Fargo & Co.	11,380	598,133

See accompanying notes to schedule of investments.

SPDR GLOBAL DOW ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Williams Cos., Inc.	22,171	$ 602,830
		43,781,779
TOTAL COMMON STOCKS (Cost $79,420,438)		94,794,486

SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (d) (e)	25,741	25,741
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	1,967,514	1,967,514
TOTAL SHORT-TERM INVESTMENTS (Cost $1,993,255)		1,993,255
TOTAL INVESTMENTS — 101.7% (Cost $81,413,693)		96,787,741
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(1,634,751)
NET ASSETS — 100.0%		$ 95,152,990

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2018.
(f)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 1,321,078	$—	$—	$ 1,321,078
Belgium	604,849	—	—	604,849
Brazil	725,596	—	—	725,596
Canada	1,272,735	—	—	1,272,735
China	4,461,676	—	—	4,461,676
Denmark	641,754	—	—	641,754
Finland	626,297	—	—	626,297
France	5,725,447	—	—	5,725,447
Germany	4,328,481	—	—	4,328,481
Hong Kong	601,173	—	—	601,173
India	1,234,878	—	—	1,234,878
Ireland	617,656	—	—	617,656
Italy	1,205,128	—	—	1,205,128
Japan	9,686,234	—	—	9,686,234
Luxembourg	656,805	—	—	656,805
Mexico	602,210	—	—	602,210
Netherlands	658,522	—	—	658,522
Russia	692,225	—	—	692,225
South Africa	1,455,829	—	—	1,455,829
South Korea	634,685	—	—	634,685
Spain	1,871,075	—	—	1,871,075
Sweden	632,560	—	—	632,560
Switzerland	3,729,251	—	—	3,729,251
Taiwan	619,714	—	—	619,714
See accompanying notes to schedule of investments.

SPDR GLOBAL DOW ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
United Kingdom	$ 6,406,849	$—	$—	$ 6,406,849
United States	43,781,779	—	—	43,781,779
Short-Term Investments	1,993,255	—	—	1,993,255
TOTAL INVESTMENTS	$96,787,741	$—	$—	$96,787,741
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	296,223	$296,223	$ 878,270	$1,148,752	$—	$—	25,741	$ 25,741	$ 742	$—
State Street Navigator Securities Lending Government Money Market Portfolio	474,461	474,461	3,255,993	1,762,940	—	—	1,967,514	1,967,514	2,125	—
Total		$770,684	$4,134,263	$2,911,692	$—	$—		$1,993,255	$2,867	$—
See accompanying notes to schedule of investments.

SPDR KENSHO FUTURE SECURITY ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 36.5%
Aerojet Rocketdyne Holdings, Inc. (a)	5,842	$ 198,570
Aerovironment, Inc. (a)	2,910	326,415
Boeing Co.	478	177,768
Cubic Corp.	1,865	136,238
Elbit Systems, Ltd.	1,310	164,431
Embraer SA ADR	5,432	106,413
Engility Holdings, Inc. (a)	2,759	99,297
General Dynamics Corp.	645	132,044
Harris Corp.	1,115	188,669
HEICO Corp.	2,290	212,077
Huntington Ingalls Industries, Inc.	588	150,575
KeyW Holding Corp. (a)	12,261	106,180
Kratos Defense & Security Solutions, Inc. (a)	15,110	223,326
L3 Technologies, Inc.	655	139,266
Lockheed Martin Corp.	538	186,127
Maxar Technologies, Ltd.	3,537	116,969
Mercury Systems, Inc. (a)	3,528	195,169
Northrop Grumman Corp.	516	163,763
Raytheon Co.	805	166,361
Rockwell Collins, Inc.	949	133,306
Teledyne Technologies, Inc. (a)	828	204,251
Textron, Inc.	2,534	181,105
TransDigm Group, Inc. (a)	388	144,452
Vectrus, Inc. (a)	3,138	97,874
		3,950,646
BUILDING PRODUCTS — 0.4%
Griffon Corp.	2,807	45,333
COMMUNICATIONS EQUIPMENT — 13.9%
Cisco Systems, Inc.	3,900	189,735
Comtech Telecommunications Corp.	4,086	148,199
F5 Networks, Inc. (a)	972	193,836
Juniper Networks, Inc.	6,354	190,429
NETGEAR, Inc. (a)	2,810	176,609
NetScout Systems, Inc. (a)	6,378	161,045
Palo Alto Networks, Inc. (a)	814	183,362
Radware, Ltd. (a)	3,234	85,604
ViaSat, Inc. (a)	2,692	172,153
		1,500,972
CONSTRUCTION & ENGINEERING — 1.4%
Jacobs Engineering Group, Inc.	2,007	153,536
ELECTRICAL EQUIPMENT — 1.3%
AMETEK, Inc.	1,769	139,963
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 8.4%
Amphenol Corp. Class A	1,485	139,620
Belden, Inc.	3,105	221,728
FLIR Systems, Inc.	3,112	191,295
OSI Systems, Inc. (a)	2,439	186,120
Park Electrochemical Corp.	2,223	43,326
TE Connectivity, Ltd.	1,387	121,959
		904,048
Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Varex Imaging Corp. (a)	4,564	$ 130,804
IT SERVICES — 7.0%
Akamai Technologies, Inc. (a)	2,241	163,929
Leidos Holdings, Inc.	2,799	193,579
ManTech International Corp. Class A	3,114	197,116
VeriSign, Inc. (a)	1,284	205,594
		760,218
LIFE SCIENCES TOOLS & SERVICES — 1.7%
Bruker Corp.	5,583	186,751
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
Rambus, Inc. (a)	12,521	136,604
SOFTWARE — 26.5%
A10 Networks, Inc. (a)	7,947	48,318
Check Point Software Technologies, Ltd. (a)	1,720	202,392
CyberArk Software, Ltd. (a)	2,747	219,320
Dell Technologies, Inc. Class V (a)	2,007	194,920
FireEye, Inc. (a)	10,136	172,312
ForeScout Technologies, Inc. (a)	5,667	213,986
Fortinet, Inc. (a)	2,747	253,466
Imperva, Inc. (a)	3,519	163,458
Mimecast, Ltd. (a)	3,854	161,406
MobileIron, Inc. (a)	14,574	77,242
OneSpan, Inc. (a)	4,960	94,488
Proofpoint, Inc. (a)	1,413	150,244
Qualys, Inc. (a)	2,181	194,327
Rapid7, Inc. (a)	5,317	196,304
Symantec Corp.	8,101	172,389
Varonis Systems, Inc. (a)	2,163	158,440
Verint Systems, Inc. (a)	3,974	199,097
		2,872,109
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
Intevac, Inc. (a)	6,376	33,155
TOTAL COMMON STOCKS (Cost $9,635,319)		10,814,139
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (b) (c) (Cost $8,473)	8,473	8,473
TOTAL INVESTMENTS — 100.0% (Cost $9,643,792)		10,822,612
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(2,245)
NET ASSETS — 100.0%		$ 10,820,367

See accompanying notes to schedule of investments.

SPDR KENSHO FUTURE SECURITY ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2018.
(d)	Amount is less than 0.05% of net assets.

ADR	= American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 3,950,646	$—	$—	$ 3,950,646
Building Products	45,333	—	—	45,333
Communications Equipment	1,500,972	—	—	1,500,972
Construction & Engineering	153,536	—	—	153,536
Electrical Equipment	139,963	—	—	139,963
Electronic Equipment, Instruments & Components	904,048	—	—	904,048
Health Care Equipment & Supplies	130,804	—	—	130,804
IT Services	760,218	—	—	760,218
Life Sciences Tools & Services	186,751	—	—	186,751
Semiconductors & Semiconductor Equipment	136,604	—	—	136,604
Software	2,872,109	—	—	2,872,109
Technology Hardware, Storage & Peripherals	33,155	—	—	33,155
Short-Term Investment	8,473	—	—	8,473
TOTAL INVESTMENTS	$10,822,612	$—	$—	$10,822,612
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,081	$7,081	$13,612	$12,220	$—	$—	8,473	$8,473	$34	$—
See accompanying notes to schedule of investments.

SPDR KENSHO INTELLIGENT STRUCTURES ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 3.1%
Cubic Corp.	2,574	$ 188,031
AUTO COMPONENTS — 2.5%
Lear Corp.	1,078	156,310
AUTOMOBILES — 1.6%
Toyota Motor Corp. ADR	803	99,853
BUILDING PRODUCTS — 3.6%
Johnson Controls International PLC	6,372	223,020
COMMERCIAL SERVICES & SUPPLIES — 6.4%
ADT, Inc.	28,131	264,150
Tetra Tech, Inc.	1,894	129,360
		393,510
COMMUNICATIONS EQUIPMENT — 1.7%
InterDigital, Inc.	1,316	105,280
CONSTRUCTION & ENGINEERING — 1.6%
NV5 Global, Inc. (a)	1,147	99,445
ELECTRICAL EQUIPMENT — 10.3%
ABB, Ltd. ADR	4,541	107,304
Acuity Brands, Inc.	1,812	284,846
AMETEK, Inc.	1,421	112,430
Hubbell, Inc.	977	130,498
		635,078
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 12.3%
Badger Meter, Inc.	2,077	109,977
Control4 Corp. (a)	4,511	154,862
Daktronics, Inc.	2,542	19,929
FLIR Systems, Inc.	1,927	118,453
Iteris, Inc. (a)	3,136	16,872
Itron, Inc. (a)	3,774	242,291
TE Connectivity, Ltd.	1,112	97,778
		760,162
HOUSEHOLD DURABLES — 1.5%
Universal Electronics, Inc. (a)	2,271	89,364
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.5%
Atlantica Yield PLC	4,459	91,766
INDUSTRIAL CONGLOMERATES — 7.6%
Honeywell International, Inc.	1,432	238,285
Roper Technologies, Inc.	769	227,785
		466,070
INTERACTIVE MEDIA & SERVICES — 1.8%
Alphabet, Inc. Class A (a)	93	112,259
IT SERVICES — 3.9%
Amdocs, Ltd.	1,548	102,137
Luxoft Holding, Inc. (a)	2,946	139,493
		241,630
MACHINERY — 13.6%
Energy Recovery, Inc. (a)	5,631	50,397
Security Description	Shares	Value
Evoqua Water Technologies Corp. (a)	11,341	$ 201,643
Mueller Water Products, Inc. Class A	8,710	100,252
Newater Technology, Inc. (a)	3,919	35,663
Pentair PLC	4,900	212,415
Xylem, Inc.	2,987	238,572
		838,942
MEDIA — 4.3%
Charter Communications, Inc. Class A (a)	820	267,222
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 11.9%
Intel Corp.	1,842	87,108
NXP Semiconductors NV	922	78,831
ON Semiconductor Corp. (a)	4,097	75,508
Qorvo, Inc. (a)	2,627	201,990
Rambus, Inc. (a)	10,924	119,181
Silicon Laboratories, Inc. (a)	975	89,505
STMicroelectronics NV	4,440	81,429
		733,552
SOFTWARE — 4.4%
Alarm.com Holdings, Inc. (a)	4,759	273,167
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.9%
Logitech International SA	2,539	113,544
WATER UTILITIES — 0.5%
AquaVenture Holdings, Ltd. (a)	1,543	27,882
WIRELESS TELECOMMUNICATION SERVICES — 4.0%
Rogers Communications, Inc. Class B	2,256	115,981
SK Telecom Co., Ltd. ADR	4,560	127,133
		243,114
TOTAL COMMON STOCKS (Cost $6,020,640)		6,159,201
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d) (Cost $662)	662	662
TOTAL INVESTMENTS — 100.0% (Cost $6,021,302)		6,159,863
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		1,990
NET ASSETS — 100.0%		$ 6,161,853

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.

ADR	= American Depositary Receipt

See accompanying notes to schedule of investments.

SPDR KENSHO INTELLIGENT STRUCTURES ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 188,031	$—	$—	$ 188,031
Auto Components	156,310	—	—	156,310
Automobiles	99,853	—	—	99,853
Building Products	223,020	—	—	223,020
Commercial Services & Supplies	393,510	—	—	393,510
Communications Equipment	105,280	—	—	105,280
Construction & Engineering	99,445	—	—	99,445
Electrical Equipment	635,078	—	—	635,078
Electronic Equipment, Instruments & Components	760,162	—	—	760,162
Household Durables	89,364	—	—	89,364
Independent Power & Renewable Electricity Producers	91,766	—	—	91,766
Industrial Conglomerates	466,070	—	—	466,070
Interactive Media & Services	112,259	—	—	112,259
IT Services	241,630	—	—	241,630
Machinery	838,942	—	—	838,942
Media	267,222	—	—	267,222
Semiconductors & Semiconductor Equipment	733,552	—	—	733,552
Software	273,167	—	—	273,167
Technology Hardware, Storage & Peripherals	113,544	—	—	113,544
Water Utilities	27,882	—	—	27,882
Wireless Telecommunication Services	243,114	—	—	243,114
Short-Term Investment	662	—	—	662
TOTAL INVESTMENTS	$6,159,863	$—	$—	$6,159,863
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,844	$4,844	$13,475	$17,657	$—	$—	662	$662	$27	$—
See accompanying notes to schedule of investments.

SPDR KENSHO SMART MOBILITY ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 9.0%
Aerovironment, Inc. (a)	3,008	$ 337,407
HEICO Corp.	1,254	116,133
Rockwell Collins, Inc.	674	94,677
		548,217
AUTO COMPONENTS — 16.8%
American Axle & Manufacturing Holdings, Inc. (a)	11,172	194,840
Aptiv PLC	1,776	149,007
BorgWarner, Inc.	3,522	150,671
Delphi Technologies PLC	1,846	57,891
Gentherm, Inc. (a)	2,931	133,214
Lear Corp.	883	128,035
Modine Manufacturing Co. (a)	5,137	76,541
Veoneer, Inc.	1,148	63,220
Visteon Corp. (a)	746	69,303
		1,022,722
AUTOMOBILES — 12.7%
Fiat Chrysler Automobiles NV (a)	4,360	76,344
Ford Motor Co.	15,025	138,981
General Motors Co.	2,175	73,232
Honda Motor Co., Ltd. ADR	5,496	165,320
Tata Motors, Ltd. ADR (a)	4,387	67,384
Tesla, Inc. (a)	603	159,656
Toyota Motor Corp. ADR	710	88,289
		769,206
BUILDING PRODUCTS — 1.6%
Johnson Controls International PLC	2,764	96,740
COMMUNICATIONS EQUIPMENT — 4.0%
CalAmp Corp. (a)	4,616	110,599
Comtech Telecommunications Corp.	2,810	101,919
Ituran Location & Control, Ltd.	957	32,921
		245,439
DIVERSIFIED FINANCIAL SERVICES — 0.7%
ORIX Corp. ADR	514	41,649
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
ORBCOMM, Inc. (a)	8,470	91,984
ELECTRICAL EQUIPMENT — 4.8%
ABB, Ltd. ADR	4,022	95,040
Ballard Power Systems, Inc. (a)	16,310	70,133
Plug Power, Inc. (a)	65,274	125,326
		290,499
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 7.7%
Iteris, Inc. (a)	3,378	18,174
Rogers Corp. (a)	1,528	225,105
Trimble, Inc. (a)	5,113	222,211
		465,490
INTERACTIVE MEDIA & SERVICES — 5.8%
Alphabet, Inc. Class A (a)	82	98,981
Baidu, Inc. ADR (a)	378	86,441
Security Description	Shares	Value
Yandex NV Class A (a)	5,115	$ 168,232
		353,654
IT SERVICES — 2.0%
Luxoft Holding, Inc. (a)	2,605	123,347
MACHINERY — 6.9%
Fortive Corp.	2,384	200,733
Hyster-Yale Materials Handling, Inc.	789	48,547
WABCO Holdings, Inc. (a)	1,442	170,070
		419,350
MEDIA — 2.6%
Sirius XM Holdings, Inc.	24,886	157,280
METALS & MINING — 1.4%
ArcelorMittal	2,828	87,272
OIL, GAS & CONSUMABLE FUELS — 1.5%
Royal Dutch Shell PLC Class A	1,338	91,171
ROAD & RAIL — 4.1%
Avis Budget Group, Inc. (a)	4,577	147,105
Hertz Global Holdings, Inc. (a)	6,229	101,719
		248,824
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 12.8%
Ambarella, Inc. (a)	1,912	73,956
Analog Devices, Inc.	947	87,560
Intel Corp.	1,646	77,839
NVIDIA Corp.	362	101,729
NXP Semiconductors NV	824	70,452
ON Semiconductor Corp. (a)	3,649	67,251
SolarEdge Technologies, Inc. (a)	1,708	64,306
STMicroelectronics NV	3,955	72,535
Texas Instruments, Inc.	818	87,763
Xperi Corp.	4,856	72,112
		775,503
SOFTWARE — 4.1%
ANSYS, Inc. (a)	562	104,914
MiX Telematics, Ltd. ADR	1,739	25,111
Nuance Communications, Inc. (a)	6,861	118,833
		248,858
TOTAL COMMON STOCKS (Cost $6,205,499)		6,077,205
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d) (Cost $3,311)	3,311	3,311
TOTAL INVESTMENTS — 100.0% (Cost $6,208,810)		6,080,516
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (b)		(1,197)
NET ASSETS — 100.0%		$ 6,079,319

See accompanying notes to schedule of investments.

SPDR KENSHO SMART MOBILITY ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.

ADR	= American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 548,217	$—	$—	$ 548,217
Auto Components	1,022,722	—	—	1,022,722
Automobiles	769,206	—	—	769,206
Building Products	96,740	—	—	96,740
Communications Equipment	245,439	—	—	245,439
Diversified Financial Services	41,649	—	—	41,649
Diversified Telecommunication Services	91,984	—	—	91,984
Electrical Equipment	290,499	—	—	290,499
Electronic Equipment, Instruments & Components	465,490	—	—	465,490
Interactive Media & Services	353,654	—	—	353,654
IT Services	123,347	—	—	123,347
Machinery	419,350	—	—	419,350
Media	157,280	—	—	157,280
Metals & Mining	87,272	—	—	87,272
Oil, Gas & Consumable Fuels	91,171	—	—	91,171
Road & Rail	248,824	—	—	248,824
Semiconductors & Semiconductor Equipment	775,503	—	—	775,503
Software	248,858	—	—	248,858
Short-Term Investment	3,311	—	—	3,311
TOTAL INVESTMENTS	$6,080,516	$—	$—	$6,080,516
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,127	$9,127	$60,086	$65,902	$—	$—	3,311	$3,311	$19	$—
See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORS ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.1%
Arconic, Inc.	860	$ 18,929
Boeing Co.	428	159,173
General Dynamics Corp.	2,327	476,383
Harris Corp.	1,350	228,434
Huntington Ingalls Industries, Inc.	313	80,153
L3 Technologies, Inc.	389	82,709
Lockheed Martin Corp.	1,602	554,228
Northrop Grumman Corp.	1,677	532,230
Raytheon Co.	3,811	787,581
Rockwell Collins, Inc.	2,229	313,108
Spirit AeroSystems Holdings, Inc. Class A	212	19,434
Textron, Inc.	505	36,092
TransDigm Group, Inc. (a)	28	10,424
United Technologies Corp.	1,418	198,251
		3,497,129
AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	2,681	262,524
Expeditors International of Washington, Inc.	3,665	269,487
FedEx Corp.	403	97,038
United Parcel Service, Inc. Class B	1,052	122,821
XPO Logistics, Inc. (a)	218	24,889
		776,759
AIRLINES — 0.1%
American Airlines Group, Inc. (b)	587	24,261
Delta Air Lines, Inc.	534	30,881
Southwest Airlines Co.	1,070	66,821
United Continental Holdings, Inc. (a)	398	35,446
		157,409
AUTO COMPONENTS — 0.3%
Aptiv PLC	1,651	138,519
Autoliv, Inc. (b)	185	16,036
BorgWarner, Inc.	1,454	62,202
Goodyear Tire & Rubber Co.	1,582	37,003
Lear Corp.	584	84,680
		338,440
AUTOMOBILES — 0.5%
Ford Motor Co.	23,439	216,811
General Motors Co.	7,993	269,124
Harley-Davidson, Inc.	512	23,193
Tesla, Inc. (a)	23	6,090
		515,218
BANKS — 4.0%
Bank of America Corp.	28,075	827,090
BB&T Corp.	2,018	97,954
CIT Group, Inc.	593	30,605
Citigroup, Inc.	10,461	750,472
Citizens Financial Group, Inc.	1,671	64,450
Comerica, Inc.	312	28,142
East West Bancorp, Inc.	934	56,386
Fifth Third Bancorp	2,385	66,589
First Republic Bank	262	25,152
Security Description	Shares	Value
Huntington Bancshares, Inc.	2,645	$ 39,463
JPMorgan Chase & Co.	8,903	1,004,615
KeyCorp	2,869	57,064
M&T Bank Corp.	327	53,805
People's United Financial, Inc.	1,041	17,822
PNC Financial Services Group, Inc.	1,328	180,860
Regions Financial Corp.	3,075	56,426
Signature Bank	112	12,862
SunTrust Banks, Inc.	1,372	91,636
SVB Financial Group (a)	54	16,785
US Bancorp	5,019	265,053
Wells Fargo & Co.	14,042	738,048
Zions Bancorp	436	21,865
		4,503,144
BEVERAGES — 2.3%
Brown-Forman Corp. Class B	2,560	129,408
Coca-Cola Co.	14,492	669,386
Constellation Brands, Inc. Class A	904	194,920
Molson Coors Brewing Co. Class B	616	37,884
Monster Beverage Corp. (a)	2,380	138,706
PepsiCo, Inc.	12,817	1,432,941
		2,603,245
BIOTECHNOLOGY — 2.2%
AbbVie, Inc.	1,177	111,321
Alexion Pharmaceuticals, Inc. (a)	186	25,856
Alkermes PLC (a)	28	1,188
Alnylam Pharmaceuticals, Inc. (a)	19	1,663
Amgen, Inc.	4,255	882,019
Biogen, Inc. (a)	1,441	509,120
BioMarin Pharmaceutical, Inc. (a)	55	5,333
Celgene Corp. (a)	4,382	392,145
Gilead Sciences, Inc.	3,893	300,578
Incyte Corp. (a)	22	1,520
Regeneron Pharmaceuticals, Inc. (a)	457	184,646
Seattle Genetics, Inc. (a) (b)	23	1,774
United Therapeutics Corp. (a)	380	48,594
Vertex Pharmaceuticals, Inc. (a)	17	3,277
		2,469,034
BUILDING PRODUCTS — 0.1%
Allegion PLC	59	5,344
AO Smith Corp.	963	51,395
Fortune Brands Home & Security, Inc.	171	8,954
Johnson Controls International PLC	1,852	64,820
Lennox International, Inc.	30	6,552
Masco Corp.	427	15,628
Owens Corning	181	9,823
		162,516
CAPITAL MARKETS — 1.4%
Affiliated Managers Group, Inc.	86	11,758
Ameriprise Financial, Inc.	1,012	149,432
Bank of New York Mellon Corp.	2,385	121,611
BlackRock, Inc.	152	71,642
Cboe Global Markets, Inc.	60	5,758
Charles Schwab Corp.	837	41,139
CME Group, Inc.	1,121	190,805

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORS ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
E*TRADE Financial Corp. (a)	396	$ 20,746
Eaton Vance Corp.	856	44,991
Franklin Resources, Inc.	2,332	70,916
Goldman Sachs Group, Inc.	1,140	255,634
Intercontinental Exchange, Inc.	684	51,225
Invesco, Ltd.	820	18,762
Moody's Corp.	106	17,723
Morgan Stanley	2,850	132,725
MSCI, Inc.	49	8,693
Nasdaq, Inc.	181	15,530
Northern Trust Corp.	378	38,605
Raymond James Financial, Inc.	214	19,699
S&P Global, Inc.	116	22,665
SEI Investments Co.	902	55,112
State Street Corp. (c)	599	50,184
T Rowe Price Group, Inc.	1,676	182,986
TD Ameritrade Holding Corp.	305	16,113
		1,614,454
CHEMICALS — 1.3%
Air Products & Chemicals, Inc.	290	48,445
Albemarle Corp. (b)	103	10,277
Axalta Coating Systems, Ltd. (a)	189	5,511
Celanese Corp. Series A	156	17,784
CF Industries Holdings, Inc.	320	17,421
Chemours Co.	131	5,167
DowDuPont, Inc.	3,520	226,371
Eastman Chemical Co.	243	23,260
Ecolab, Inc.	1,093	171,361
FMC Corp.	130	11,333
International Flavors & Fragrances, Inc.	839	116,722
LyondellBasell Industries NV Class A	2,996	307,120
Mosaic Co.	1,013	32,902
PPG Industries, Inc.	346	37,759
Praxair, Inc.	1,900	305,387
Sherwin-Williams Co.	188	85,579
Westlake Chemical Corp.	51	4,239
		1,426,638
COMMERCIAL SERVICES & SUPPLIES — 1.1%
Cintas Corp.	62	12,264
Copart, Inc. (a)	1,187	61,166
Republic Services, Inc.	6,812	494,960
Rollins, Inc.	696	42,240
Stericycle, Inc. (a)	186	10,914
Waste Connections, Inc.	902	71,953
Waste Management, Inc.	6,296	568,907
		1,262,404
COMMUNICATIONS EQUIPMENT — 1.3%
Arista Networks, Inc. (a)	20	5,317
Cisco Systems, Inc.	13,381	650,986
CommScope Holding Co., Inc. (a)	993	30,545
F5 Networks, Inc. (a)	1,298	258,847
Juniper Networks, Inc.	870	26,074
Motorola Solutions, Inc.	3,044	396,146
Security Description	Shares	Value
Palo Alto Networks, Inc. (a)	340	$ 76,588
		1,444,503
CONSTRUCTION & ENGINEERING — 0.0% (d)
Fluor Corp.	554	32,187
Jacobs Engineering Group, Inc.	320	24,480
		56,667
CONSTRUCTION MATERIALS — 0.0% (d)
Martin Marietta Materials, Inc.	57	10,371
Vulcan Materials Co.	112	12,455
		22,826
CONSUMER FINANCE — 0.4%
Ally Financial, Inc.	1,416	37,453
American Express Co.	1,110	118,204
Capital One Financial Corp.	1,453	137,933
Discover Financial Services	743	56,802
Synchrony Financial	1,705	52,992
		403,384
CONTAINERS & PACKAGING — 0.2%
Avery Dennison Corp.	611	66,202
Ball Corp.	1,052	46,277
Crown Holdings, Inc. (a) (b)	275	13,200
International Paper Co.	813	39,959
Packaging Corp. of America	141	15,466
Sealed Air Corp.	305	12,246
WestRock Co.	607	32,438
		225,788
DISTRIBUTORS — 0.1%
Genuine Parts Co.	763	75,842
LKQ Corp. (a)	514	16,279
		92,121
DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc. (b)	372	9,579
DIVERSIFIED FINANCIAL SERVICES — 0.8%
Berkshire Hathaway, Inc. Class B (a)	3,811	815,973
Jefferies Financial Group, Inc.	887	19,479
Voya Financial, Inc.	515	25,580
		861,032
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
AT&T, Inc.	36,332	1,220,029
CenturyLink, Inc.	3,852	81,662
Verizon Communications, Inc.	17,993	960,646
Zayo Group Holdings, Inc. (a)	1,730	60,066
		2,322,403
ELECTRIC UTILITIES — 2.5%
Alliant Energy Corp.	1,253	53,340
American Electric Power Co., Inc.	3,309	234,542
Duke Energy Corp.	6,331	506,607
Edison International	1,508	102,062
Entergy Corp.	461	37,401
Evergy, Inc.	2,209	121,318

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORS ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Eversource Energy	1,927	$ 118,395
Exelon Corp.	2,924	127,662
FirstEnergy Corp.	1,645	61,145
NextEra Energy, Inc.	3,149	527,772
OGE Energy Corp.	342	12,421
PG&E Corp. (a)	1,538	70,763
Pinnacle West Capital Corp.	193	15,282
PPL Corp. (b)	2,565	75,052
Southern Co.	9,849	429,416
Xcel Energy, Inc.	8,187	386,508
		2,879,686
ELECTRICAL EQUIPMENT — 0.4%
Acuity Brands, Inc.	316	49,675
AMETEK, Inc.	255	20,176
Eaton Corp. PLC	946	82,047
Emerson Electric Co.	810	62,030
Rockwell Automation, Inc.	912	171,018
Sensata Technologies Holding PLC (a) (b)	262	12,982
		397,928
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Amphenol Corp. Class A	5,214	490,220
Arrow Electronics, Inc. (a)	421	31,036
Avnet, Inc.	878	39,308
CDW Corp.	271	24,097
Cognex Corp.	1,088	60,732
Corning, Inc.	2,061	72,753
Flex, Ltd. (a)	1,772	23,249
FLIR Systems, Inc.	1,279	78,620
IPG Photonics Corp. (a)	258	40,266
Keysight Technologies, Inc. (a)	217	14,383
TE Connectivity, Ltd.	542	47,658
Trimble, Inc. (a)	214	9,301
		931,623
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes a GE Co.	1,014	34,304
Halliburton Co.	709	28,736
Helmerich & Payne, Inc.	248	17,055
National Oilwell Varco, Inc.	650	28,002
Schlumberger, Ltd.	2,357	143,588
TechnipFMC PLC	1,057	33,031
		284,716
ENTERTAINMENT — 1.6%
Activision Blizzard, Inc.	523	43,508
Electronic Arts, Inc. (a)	714	86,030
Live Nation Entertainment, Inc. (a)	135	7,353
Netflix, Inc. (a)	120	44,896
Take-Two Interactive Software, Inc. (a)	25	3,450
Twenty-First Century Fox, Inc. Class A	1,446	66,993
Twenty-First Century Fox, Inc. Class B	583	26,713
Viacom, Inc. Class B	2,193	74,036
Walt Disney Co.	12,012	1,404,683
		1,757,662
Security Description	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.4%
Alexandria Real Estate Equities, Inc. REIT	74	$ 9,308
American Tower Corp. REIT	1,442	209,523
AvalonBay Communities, Inc. REIT	1,950	353,243
Boston Properties, Inc. REIT	326	40,127
Brookfield Property REIT, Inc. Class A	252	5,274
Camden Property Trust REIT	1,809	169,268
Crown Castle International Corp. REIT	3,083	343,230
Digital Realty Trust, Inc. REIT	934	105,056
Duke Realty Corp. REIT	2,260	64,116
Equinix, Inc. REIT	324	140,256
Equity Residential REIT	4,355	288,562
Essex Property Trust, Inc. REIT	591	145,806
Extra Space Storage, Inc. REIT	315	27,292
Federal Realty Investment Trust REIT	972	122,929
HCP, Inc. REIT	884	23,267
Host Hotels & Resorts, Inc. REIT	1,290	27,219
Invitation Homes, Inc. REIT	2,555	58,535
Iron Mountain, Inc. REIT	252	8,699
Kimco Realty Corp. REIT	869	14,547
Liberty Property Trust REIT	206	8,704
Macerich Co. REIT	236	13,048
Mid-America Apartment Communities, Inc. REIT	956	95,772
National Retail Properties, Inc. REIT	1,891	84,755
Prologis, Inc. REIT	686	46,504
Public Storage REIT	2,649	534,118
Realty Income Corp. REIT	3,758	213,793
Regency Centers Corp. REIT	659	42,618
SBA Communications Corp. REIT (a)	31	4,980
Simon Property Group, Inc. REIT	1,027	181,522
SL Green Realty Corp. REIT	176	17,165
UDR, Inc. REIT	4,726	191,072
Ventas, Inc. REIT	1,614	87,769
VEREIT, Inc.	1,938	14,070
Vornado Realty Trust REIT	272	19,856
Welltower, Inc. REIT	2,112	135,844
Weyerhaeuser Co. REIT	827	26,687
		3,874,534
FOOD & STAPLES RETAILING — 1.7%
Costco Wholesale Corp.	3,392	796,713
Kroger Co.	5,421	157,805
Sysco Corp.	2,730	199,973
Walmart, Inc.	6,536	613,796
Walgreens Boots Alliance, Inc.	2,599	189,467
		1,957,754
FOOD PRODUCTS — 1.5%
Archer-Daniels-Midland Co.	2,105	105,818
Bunge, Ltd.	673	46,242
Campbell Soup Co. (b)	4,129	151,245
Conagra Brands, Inc.	2,041	69,333
General Mills, Inc.	1,106	47,469
Hershey Co.	2,245	228,990
Hormel Foods Corp. (b)	3,869	152,439
Ingredion, Inc.	439	46,077

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORS ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
J.M. Smucker Co.	419	$ 42,994
Kellogg Co. (b)	3,321	232,536
Kraft Heinz Co.	1,307	72,029
McCormick & Co., Inc. (b)	2,240	295,120
Mondelez International, Inc. Class A	2,735	117,496
Tyson Foods, Inc. Class A	1,106	65,840
		1,673,628
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	160	15,025
UGI Corp.	312	17,310
		32,335
HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%
Abbott Laboratories	2,644	193,964
Align Technology, Inc. (a)	453	177,223
Baxter International, Inc.	4,381	337,731
Becton Dickinson and Co.	1,160	302,760
Boston Scientific Corp. (a)	5,850	225,225
Cooper Cos., Inc.	443	122,777
Danaher Corp.	3,564	387,264
DENTSPLY SIRONA, Inc.	272	10,265
Edwards Lifesciences Corp. (a)	1,169	203,523
Hologic, Inc. (a)	288	11,802
IDEXX Laboratories, Inc. (a)	27	6,741
Intuitive Surgical, Inc. (a)	559	320,866
Medtronic PLC	5,702	560,906
ResMed, Inc.	752	86,736
Stryker Corp.	2,140	380,235
Teleflex, Inc.	19	5,056
Varian Medical Systems, Inc. (a)	795	88,984
Zimmer Biomet Holdings, Inc.	434	57,058
		3,479,116
HEALTH CARE PROVIDERS & SERVICES — 3.2%
Aetna, Inc.	1,671	338,962
AmerisourceBergen Corp.	1,133	104,485
Anthem, Inc.	1,075	294,604
Cardinal Health, Inc.	2,246	121,284
Centene Corp. (a)	357	51,686
Cigna Corp.	1,183	246,360
CVS Health Corp.	4,417	347,706
DaVita, Inc. (a)	381	27,291
Express Scripts Holding Co. (a)	2,038	193,630
HCA Healthcare, Inc.	1,276	177,517
Henry Schein, Inc. (a)	987	83,925
Humana, Inc.	788	266,754
Laboratory Corp. of America Holdings (a)	1,284	223,005
McKesson Corp.	2,339	310,268
Quest Diagnostics, Inc.	1,038	112,011
UnitedHealth Group, Inc.	2,548	677,870
Universal Health Services, Inc. Class B	578	73,892
		3,651,250
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a)	2,077	133,780
Security Description	Shares	Value
Veeva Systems, Inc. Class A (a)	19	$ 2,068
		135,848
HOTELS, RESTAURANTS & LEISURE — 2.2%
Aramark	3,149	135,470
Carnival Corp.	811	51,717
Chipotle Mexican Grill, Inc. (a)	30	13,636
Darden Restaurants, Inc.	1,605	178,460
Domino's Pizza, Inc.	27	7,960
Hilton Worldwide Holdings, Inc.	189	15,267
Las Vegas Sands Corp.	2,190	129,933
Marriott International, Inc. Class A	225	29,707
McDonald's Corp.	3,835	641,557
MGM Resorts International	977	27,268
Norwegian Cruise Line Holdings, Ltd. (a)	402	23,087
Royal Caribbean Cruises, Ltd.	361	46,908
Starbucks Corp.	14,785	840,379
Vail Resorts, Inc.	178	48,847
Wynn Resorts, Ltd.	75	9,530
Yum! Brands, Inc.	2,931	266,457
		2,466,183
HOUSEHOLD DURABLES — 0.3%
D.R. Horton, Inc.	741	31,255
Garmin, Ltd.	669	46,863
Leggett & Platt, Inc. (b)	829	36,302
Lennar Corp. Class A	598	27,921
Mohawk Industries, Inc. (a)	88	15,431
Newell Brands, Inc. (b)	1,532	31,100
NVR, Inc. (a)	27	66,712
PulteGroup, Inc.	512	12,682
Toll Brothers, Inc.	319	10,536
Whirlpool Corp.	240	28,500
		307,302
HOUSEHOLD PRODUCTS — 2.2%
Church & Dwight Co., Inc.	3,002	178,229
Clorox Co.	1,306	196,435
Colgate-Palmolive Co.	2,448	163,894
Kimberly-Clark Corp.	1,564	177,733
Procter & Gamble Co.	20,706	1,723,360
		2,439,651
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.0% (d)
AES Corp.	2,307	32,298
Vistra Energy Corp. (a)	623	15,500
		47,798
INDUSTRIAL CONGLOMERATES — 1.8%
3M Co.	4,142	872,761
General Electric Co.	17,693	199,754
Honeywell International, Inc.	5,709	949,978
Roper Technologies, Inc.	88	26,066
		2,048,559
INSURANCE — 4.1%
Aflac, Inc.	5,622	264,628
Alleghany Corp.	71	46,330

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORS ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Allstate Corp.	3,376	$ 333,211
American Financial Group, Inc.	157	17,422
American International Group, Inc.	2,472	131,609
Aon PLC	1,210	186,074
Arch Capital Group, Ltd. (a)	10,226	304,837
Arthur J Gallagher & Co.	272	20,248
Assurant, Inc.	182	19,647
Athene Holding, Ltd. Class A (a)	411	21,232
Axis Capital Holdings, Ltd.	1,843	106,360
Brighthouse Financial, Inc. (a)	289	12,785
Chubb, Ltd.	3,591	479,901
Cincinnati Financial Corp.	1,139	87,487
Everest Re Group, Ltd.	629	143,708
Fidelity National Financial, Inc.	1,913	75,277
Hartford Financial Services Group, Inc.	929	46,413
Lincoln National Corp.	644	43,573
Loews Corp.	805	40,435
Markel Corp. (a)	267	317,327
Marsh & McLennan Cos., Inc.	5,975	494,252
MetLife, Inc.	3,202	149,597
Principal Financial Group, Inc.	785	45,993
Progressive Corp.	3,875	275,280
Prudential Financial, Inc.	1,687	170,927
Reinsurance Group of America, Inc.	217	31,369
RenaissanceRe Holdings, Ltd.	1,278	170,715
Torchmark Corp.	203	17,598
Travelers Cos., Inc.	2,141	277,709
Unum Group	938	36,648
Willis Towers Watson PLC	206	29,034
WR Berkley Corp.	2,198	175,686
		4,573,312
INTERACTIVE MEDIA & SERVICES — 4.2%
Alphabet, Inc. Class A (a)	1,155	1,394,177
Alphabet, Inc. Class C (a)	1,082	1,291,335
Facebook, Inc. Class A (a)	12,149	1,998,024
IAC/InterActiveCorp (a)	56	12,136
TripAdvisor, Inc. (a) (b)	127	6,486
Twitter, Inc. (a)	273	7,770
Zillow Group, Inc. Class C (a) (b)	59	2,611
		4,712,539
INTERNET & DIRECT MARKETING RETAIL — 0.9%
Amazon.com, Inc. (a)	108	216,324
Booking Holdings, Inc. (a)	302	599,168
eBay, Inc. (a)	4,587	151,463
Expedia Group, Inc.	128	16,701
MercadoLibre, Inc. (b)	5	1,702
Qurate Retail, Inc. (a)	1,094	24,298
		1,009,656
IT SERVICES — 9.9%
Accenture PLC Class A	7,841	1,334,538
Akamai Technologies, Inc. (a)	161	11,777
Alliance Data Systems Corp.	73	17,240
Automatic Data Processing, Inc.	5,346	805,428
Broadridge Financial Solutions, Inc.	3,848	507,744
Security Description	Shares	Value
Cognizant Technology Solutions Corp. Class A	2,948	$ 227,438
DXC Technology Co.	277	25,905
Fidelity National Information Services, Inc.	3,433	374,437
First Data Corp. Class A (a)	302	7,390
Fiserv, Inc. (a)	8,318	685,237
FleetCor Technologies, Inc. (a)	78	17,772
Gartner, Inc. (a) (b)	45	7,132
Global Payments, Inc.	116	14,778
GoDaddy, Inc. Class A (a)	43	3,586
International Business Machines Corp.	8,756	1,323,995
Jack Henry & Associates, Inc.	2,707	433,337
Leidos Holdings, Inc.	237	16,391
Mastercard, Inc. Class A	9,644	2,146,851
Paychex, Inc.	7,117	524,167
PayPal Holdings, Inc. (a)	638	56,042
Sabre Corp.	337	8,789
Square, Inc. Class A (a)	20	1,980
Total System Services, Inc.	156	15,403
VeriSign, Inc. (a)	1,143	183,017
Visa, Inc. Class A	14,644	2,197,918
Western Union Co.	832	15,858
Worldpay, Inc. Class A	1,976	200,110
		11,164,260
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	1,259	132,346
Mattel, Inc. (a) (b)	688	10,802
Polaris Industries, Inc. (b)	109	11,003
		154,151
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	259	18,270
Illumina, Inc. (a)	63	23,125
IQVIA Holdings, Inc. (a)	471	61,108
Mettler-Toledo International, Inc. (a)	182	110,834
Thermo Fisher Scientific, Inc.	1,044	254,819
Waters Corp. (a)	478	93,057
		561,213
MACHINERY — 1.1%
AGCO Corp.	171	10,395
Altra Industrial Motion Corp.	91	3,745
Caterpillar, Inc.	645	98,356
Cummins, Inc.	1,204	175,868
Deere & Co.	373	56,073
Dover Corp.	246	21,778
Flowserve Corp.	126	6,891
Fortive Corp.	1,831	154,170
IDEX Corp.	396	59,661
Illinois Tool Works, Inc.	2,149	303,267
Ingersoll-Rand PLC	459	46,956
Middleby Corp. (a)	300	38,805
PACCAR, Inc.	729	49,711
Parker-Hannifin Corp.	186	34,211
Pentair PLC	257	11,141
Snap-on, Inc.	374	68,666
Stanley Black & Decker, Inc.	223	32,656

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORS ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
WABCO Holdings, Inc. (a)	359	$ 42,341
Wabtec Corp. (b)	126	13,215
Xylem, Inc.	169	13,498
		1,241,404
MEDIA — 1.0%
CBS Corp. Class B	653	37,515
Charter Communications, Inc. Class A (a)	389	126,767
Comcast Corp. Class A	15,105	534,868
Discovery, Inc. Class A (a)	716	22,912
Discovery, Inc. Class C (a)	690	20,410
DISH Network Corp. Class A (a)	632	22,600
Interpublic Group of Cos., Inc.	2,639	60,354
Liberty Broadband Corp. Class C (a)	553	46,618
Liberty Global PLC Class A (a)	500	14,465
Liberty Global PLC Class C (a)	1,301	36,636
Liberty Media Corp.-Liberty Formula One Class C (a) (b)	138	5,132
Liberty Media Corp.-Liberty SiriusXM Class A (a)	143	6,212
Liberty Media Corp.-Liberty SiriusXM Class C (a)	271	11,775
News Corp. Class A	972	12,821
Omnicom Group, Inc. (b)	2,286	155,494
Sirius XM Holdings, Inc. (b)	11,431	72,244
		1,186,823
METALS & MINING — 0.5%
Freeport-McMoRan, Inc.	1,680	23,386
Newmont Mining Corp.	14,222	429,504
Nucor Corp.	698	44,288
Steel Dynamics, Inc.	296	13,376
		510,554
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.5%
AGNC Investment Corp. REIT	12,173	226,783
Annaly Capital Management, Inc. REIT	30,943	316,547
		543,330
MULTI-UTILITIES — 1.2%
Ameren Corp.	446	28,196
CenterPoint Energy, Inc.	572	15,816
CMS Energy Corp.	2,066	101,234
Consolidated Edison, Inc.	5,876	447,692
Dominion Energy, Inc.	4,002	281,261
DTE Energy Co.	533	58,166
NiSource, Inc.	602	15,002
Public Service Enterprise Group, Inc.	1,035	54,638
SCANA Corp.	506	19,678
Sempra Energy (b)	626	71,207
WEC Energy Group, Inc.	3,535	235,997
		1,328,887
MULTILINE RETAIL — 0.6%
Dollar General Corp.	2,595	283,634
Dollar Tree, Inc. (a)	341	27,809
Kohl's Corp.	579	43,164
Security Description	Shares	Value
Macy's, Inc.	1,539	$ 53,450
Nordstrom, Inc. (b)	977	58,434
Target Corp.	1,877	165,570
		632,061
OIL, GAS & CONSUMABLE FUELS — 2.6%
Anadarko Petroleum Corp.	492	33,166
Andeavor	382	58,637
Antero Resources Corp. (a)	789	13,973
Apache Corp. (b)	829	39,518
Cabot Oil & Gas Corp.	308	6,936
Cheniere Energy, Inc. (a)	25	1,737
Chevron Corp.	4,879	596,604
Cimarex Energy Co.	84	7,807
Concho Resources, Inc. (a)	172	26,273
ConocoPhillips	1,340	103,716
Continental Resources, Inc. (a)	112	7,647
Devon Energy Corp.	754	30,115
Diamondback Energy, Inc. (b)	71	9,599
EOG Resources, Inc.	369	47,073
EQT Corp.	435	19,240
Exxon Mobil Corp.	13,157	1,118,608
Hess Corp. (b)	338	24,194
HollyFrontier Corp.	318	22,228
Kinder Morgan, Inc.	4,490	79,608
Marathon Oil Corp.	1,130	26,306
Marathon Petroleum Corp.	1,368	109,399
Newfield Exploration Co. (a)	195	5,622
Noble Energy, Inc.	609	18,995
Occidental Petroleum Corp.	1,568	128,843
ONEOK, Inc.	392	26,574
Parsley Energy, Inc. Class A (a)	180	5,265
Phillips 66	1,156	130,304
Pioneer Natural Resources Co.	127	22,122
Plains GP Holdings L.P. Class A (a)	1,035	25,389
Targa Resources Corp.	471	26,522
Valero Energy Corp.	1,121	127,514
Williams Cos., Inc.	1,253	34,069
		2,933,603
PERSONAL PRODUCTS — 0.3%
Coty, Inc. Class A (b)	828	10,400
Estee Lauder Cos., Inc. Class A	2,168	315,054
		325,454
PHARMACEUTICALS — 5.7%
Allergan PLC	810	154,289
Bristol-Myers Squibb Co.	10,714	665,125
Eli Lilly & Co.	9,957	1,068,486
Jazz Pharmaceuticals PLC (a)	53	8,911
Johnson & Johnson	20,726	2,863,711
Merck & Co., Inc.	7,784	552,197
Mylan NV (a)	1,056	38,650
Perrigo Co. PLC (b)	109	7,717
Pfizer, Inc.	21,200	934,284
Zoetis, Inc.	1,327	121,500
		6,414,870

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORS ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
PROFESSIONAL SERVICES — 0.2%
CoStar Group, Inc. (a)	21	$ 8,838
Equifax, Inc.	124	16,191
IHS Markit, Ltd. (a)	358	19,318
ManpowerGroup, Inc.	292	25,100
Nielsen Holdings PLC	532	14,715
Robert Half International, Inc.	897	63,131
TransUnion	80	5,886
Verisk Analytics, Inc. (a)	957	115,366
		268,545
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
CBRE Group, Inc. Class A (a)	518	22,844
Jones Lang LaSalle, Inc.	103	14,865
		37,709
ROAD & RAIL — 0.9%
AMERCO	15	5,350
CSX Corp.	928	68,718
JB Hunt Transport Services, Inc.	476	56,615
Kansas City Southern	157	17,785
Knight-Swift Transportation Holdings, Inc. (b)	169	5,827
Norfolk Southern Corp.	355	64,078
Old Dominion Freight Line, Inc.	323	52,087
Union Pacific Corp.	4,491	731,270
		1,001,730
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.1%
Advanced Micro Devices, Inc. (a) (b)	329	10,163
Analog Devices, Inc.	305	28,200
Applied Materials, Inc.	6,793	262,550
Broadcom, Inc.	297	73,279
Intel Corp.	34,109	1,613,015
KLA-Tencor Corp.	1,031	104,863
Lam Research Corp.	150	22,755
Marvell Technology Group, Ltd.	398	7,681
Maxim Integrated Products, Inc.	1,820	102,630
Microchip Technology, Inc. (b)	143	11,284
Micron Technology, Inc. (a)	1,783	80,645
NVIDIA Corp.	3,824	1,074,621
ON Semiconductor Corp. (a)	652	12,016
Qorvo, Inc. (a)	137	10,534
QUALCOMM, Inc. (b)	2,109	151,911
Skyworks Solutions, Inc.	1,196	108,489
Texas Instruments, Inc.	7,998	858,105
Xilinx, Inc.	1,671	133,964
		4,666,705
SOFTWARE — 4.5%
Adobe Systems, Inc. (a)	216	58,309
ANSYS, Inc. (a)	1,017	189,853
Autodesk, Inc. (a)	18	2,810
CA, Inc.	590	26,048
Cadence Design Systems, Inc. (a)	1,780	80,670
CDK Global, Inc.	529	33,094
Citrix Systems, Inc. (a)	718	79,813
Dell Technologies, Inc. Class V (a)	1,174	114,019
Security Description	Shares	Value
Fortinet, Inc. (a)	55	$ 5,075
Intuit, Inc.	2,616	594,878
Microsoft Corp.	26,126	2,988,031
Oracle Corp.	7,562	389,897
Red Hat, Inc. (a)	923	125,786
salesforce.com, Inc. (a)	667	106,073
ServiceNow, Inc. (a)	1	196
Splunk, Inc. (a)	27	3,265
SS&C Technologies Holdings, Inc.	140	7,956
Symantec Corp.	373	7,937
Synopsys, Inc. (a)	2,152	212,209
VMware, Inc. Class A (a)	64	9,988
Workday, Inc. Class A (a)	17	2,482
		5,038,389
SPECIALTY RETAIL — 3.1%
Advance Auto Parts, Inc.	128	21,546
AutoZone, Inc. (a)	244	189,271
Best Buy Co., Inc.	2,008	159,355
CarMax, Inc. (a)	368	27,479
Gap, Inc.	1,866	53,834
Home Depot, Inc.	2,656	550,190
L Brands, Inc.	701	21,240
Lowe's Cos., Inc.	5,737	658,722
O'Reilly Automotive, Inc. (a)	292	101,418
Ross Stores, Inc.	4,054	401,751
Tiffany & Co.	167	21,538
TJX Cos., Inc.	9,473	1,061,166
Tractor Supply Co.	900	81,792
Ulta Salon Cosmetics & Fragrance, Inc. (a)	499	140,778
		3,490,080
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.6%
Apple, Inc.	16,160	3,647,958
Hewlett Packard Enterprise Co.	6,380	104,058
HP, Inc.	5,538	142,714
NetApp, Inc.	1,584	136,050
Seagate Technology PLC	459	21,733
Western Digital Corp.	542	31,729
Xerox Corp.	808	21,800
		4,106,042
TEXTILES, APPAREL & LUXURY GOODS — 1.5%
Hanesbrands, Inc. (b)	624	11,500
Lululemon Athletica, Inc. (a)	618	100,419
Michael Kors Holdings, Ltd. (a)	1,284	88,031
NIKE, Inc. Class B	11,255	953,524
PVH Corp.	162	23,393
Ralph Lauren Corp.	149	20,495
Tapestry, Inc.	3,068	154,228
Under Armour, Inc. Class A (a) (b)	243	5,156
Under Armour, Inc. Class C (a) (b)	286	5,566
VF Corp.	3,156	294,928
		1,657,240

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORS ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
THRIFTS & MORTGAGE FINANCE — 0.0% (d)
New York Community Bancorp, Inc. (b)	1,608	$ 16,675
TOBACCO — 1.3%
Altria Group, Inc.	19,325	1,165,491
Philip Morris International, Inc.	3,418	278,704
		1,444,195
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (b)	2,028	117,665
HD Supply Holdings, Inc. (a)	466	19,940
United Rentals, Inc. (a)	145	23,722
W.W. Grainger, Inc.	317	113,299
		274,626
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	1,286	113,129
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Sprint Corp. (a)	2,652	17,344
T-Mobile US, Inc. (a)	1,501	105,340
		122,684
TOTAL COMMON STOCKS (Cost $103,642,466)		112,660,132
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (e) (f)	107,272	107,272
Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	210,059	$ 210,059
TOTAL SHORT-TERM INVESTMENTS (Cost $317,331)		317,331
TOTAL INVESTMENTS — 100.1% (Cost $103,959,797)		112,977,463
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(120,310)
NET ASSETS — 100.0%		$ 112,857,153

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2018.
(g)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 3,497,129	$—	$—	$ 3,497,129
Air Freight & Logistics	776,759	—	—	776,759
Airlines	157,409	—	—	157,409
Auto Components	338,440	—	—	338,440
Automobiles	515,218	—	—	515,218
Banks	4,503,144	—	—	4,503,144
Beverages	2,603,245	—	—	2,603,245
Biotechnology	2,469,034	—	—	2,469,034
Building Products	162,516	—	—	162,516
Capital Markets	1,614,454	—	—	1,614,454
Chemicals	1,426,638	—	—	1,426,638
Commercial Services & Supplies	1,262,404	—	—	1,262,404
Communications Equipment	1,444,503	—	—	1,444,503
Construction & Engineering	56,667	—	—	56,667
Construction Materials	22,826	—	—	22,826
Consumer Finance	403,384	—	—	403,384
Containers & Packaging	225,788	—	—	225,788
See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORS ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Distributors	$ 92,121	$—	$—	$ 92,121
Diversified Consumer Services	9,579	—	—	9,579
Diversified Financial Services	861,032	—	—	861,032
Diversified Telecommunication Services	2,322,403	—	—	2,322,403
Electric Utilities	2,879,686	—	—	2,879,686
Electrical Equipment	397,928	—	—	397,928
Electronic Equipment, Instruments & Components	931,623	—	—	931,623
Energy Equipment & Services	284,716	—	—	284,716
Entertainment	1,757,662	—	—	1,757,662
Equity Real Estate Investment Trusts (REITs)	3,874,534	—	—	3,874,534
Food & Staples Retailing	1,957,754	—	—	1,957,754
Food Products	1,673,628	—	—	1,673,628
Gas Utilities	32,335	—	—	32,335
Health Care Equipment & Supplies	3,479,116	—	—	3,479,116
Health Care Providers & Services	3,651,250	—	—	3,651,250
Health Care Technology	135,848	—	—	135,848
Hotels, Restaurants & Leisure	2,466,183	—	—	2,466,183
Household Durables	307,302	—	—	307,302
Household Products	2,439,651	—	—	2,439,651
Independent Power and Renewable Electricity Producers	47,798	—	—	47,798
Industrial Conglomerates	2,048,559	—	—	2,048,559
Insurance	4,573,312	—	—	4,573,312
Interactive Media & Services	4,712,539	—	—	4,712,539
Internet & Direct Marketing Retail	1,009,656	—	—	1,009,656
IT Services	11,164,260	—	—	11,164,260
Leisure Equipment & Products	154,151	—	—	154,151
Life Sciences Tools & Services	561,213	—	—	561,213
Machinery	1,241,404	—	—	1,241,404
Media	1,186,823	—	—	1,186,823
Metals & Mining	510,554	—	—	510,554
Mortgage Real Estate Investment Trust (REITs)	543,330	—	—	543,330
Multi-Utilities	1,328,887	—	—	1,328,887
Multiline Retail	632,061	—	—	632,061
Oil, Gas & Consumable Fuels	2,933,603	—	—	2,933,603
Personal Products	325,454	—	—	325,454
Pharmaceuticals	6,414,870	—	—	6,414,870
Professional Services	268,545	—	—	268,545
Real Estate Management & Development	37,709	—	—	37,709
Road & Rail	1,001,730	—	—	1,001,730
Semiconductors & Semiconductor Equipment	4,666,705	—	—	4,666,705
Software	5,038,389	—	—	5,038,389
Specialty Retail	3,490,080	—	—	3,490,080
Technology Hardware, Storage & Peripherals	4,106,042	—	—	4,106,042
Textiles, Apparel & Luxury Goods	1,657,240	—	—	1,657,240
Thrifts & Mortgage Finance	16,675	—	—	16,675
Tobacco	1,444,195	—	—	1,444,195
Trading Companies & Distributors	274,626	—	—	274,626
Water Utilities	113,129	—	—	113,129
Wireless Telecommunication Services	122,684	—	—	122,684
Short-Term Investments	317,331	—	—	317,331
TOTAL INVESTMENTS	$112,977,463	$—	$—	$112,977,463
See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORS ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Corp.	533	$ 49,617	$ 9,572	$ 3,827	$542	$(5,720)	599	$ 50,184	$ 282	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	52,826	52,826	480,082	425,636	—	—	107,272	107,272	201	—
State Street Navigator Securities Lending Government Money Market Portfolio	131,132	131,132	687,210	608,283	—	—	210,059	210,059	615	—
Total		$233,575	$1,176,864	$1,037,746	$542	$(5,720)		$367,515	$1,098	$—
See accompanying notes to schedule of investments.

SPDR NYSE TECHNOLOGY ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTOMOBILES — 2.0%
Tesla, Inc. (a)	73,419	$ 19,439,149
COMMUNICATIONS EQUIPMENT — 3.3%
Cisco Systems, Inc.	660,301	32,123,644
ENTERTAINMENT — 12.7%
Activision Blizzard, Inc.	377,927	31,439,747
Electronic Arts, Inc. (a)	230,718	27,799,212
NetEase, Inc. ADR	70,870	16,176,078
Netflix, Inc. (a)	132,634	49,622,358
		125,037,395
INTERACTIVE MEDIA & SERVICES — 7.7%
Alphabet, Inc. Class A (a)	23,536	28,409,835
Baidu, Inc. ADR (a)	108,001	24,697,668
Facebook, Inc. Class A (a)	139,954	23,016,835
		76,124,338
INTERNET & DIRECT MARKETING RETAIL — 13.5%
Alibaba Group Holding, Ltd. ADR (a)	145,342	23,946,548
Amazon.com, Inc. (a)	21,383	42,830,149
Booking Holdings, Inc. (a)	14,324	28,418,816
eBay, Inc. (a)	657,158	21,699,357
JD.com, Inc. ADR (a)	625,440	16,317,730
		133,212,600
IT SERVICES — 14.4%
Accenture PLC Class A	165,207	28,118,231
Automatic Data Processing, Inc.	213,532	32,170,731
Cognizant Technology Solutions Corp. Class A	349,821	26,988,690
International Business Machines Corp.	165,376	25,006,505
PayPal Holdings, Inc. (a)	333,308	29,277,775
		141,561,932
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 25.9%
Applied Materials, Inc.	479,988	18,551,536
Broadcom, Inc.	94,897	23,413,937
Intel Corp.	565,958	26,764,154
Lam Research Corp.	135,294	20,524,100
Micron Technology, Inc. (a)	594,785	26,902,126
NVIDIA Corp.	131,669	37,001,622
Security Description	Shares	Value
NXP Semiconductors NV	216,751	$ 18,532,210
QUALCOMM, Inc. (b)	389,353	28,045,097
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	638,370	28,190,419
Texas Instruments, Inc.	249,173	26,733,771
		254,658,972
SOFTWARE — 17.1%
Adobe Systems, Inc. (a)	142,095	38,358,545
Microsoft Corp.	290,328	33,204,813
Oracle Corp.	522,076	26,918,239
salesforce.com, Inc. (a)	239,050	38,016,121
VMware, Inc. Class A (a)	203,728	31,793,792
		168,291,510
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.3%
Apple, Inc.	144,954	32,721,916
TOTAL COMMON STOCKS (Cost $665,884,379)		983,171,456
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d) (Cost $1,255,145)	1,255,145	1,255,145
TOTAL INVESTMENTS — 100.0% (Cost $667,139,524)		984,426,601
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%		(51,480)
NET ASSETS — 100.0%		$ 984,375,121

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.

ADR	= American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Automobiles	$ 19,439,149	$—	$—	$ 19,439,149
Communications Equipment	32,123,644	—	—	32,123,644
Entertainment	125,037,395	—	—	125,037,395
Interactive Media & Services	76,124,338	—	—	76,124,338
Internet & Direct Marketing Retail	133,212,600	—	—	133,212,600
See accompanying notes to schedule of investments.

SPDR NYSE TECHNOLOGY ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
IT Services	$141,561,932	$—	$—	$141,561,932
Semiconductors & Semiconductor Equipment	254,658,972	—	—	254,658,972
Software	168,291,510	—	—	168,291,510
Technology Hardware, Storage & Peripherals	32,721,916	—	—	32,721,916
Short-Term Investment	1,255,145	—	—	1,255,145
TOTAL INVESTMENTS	$984,426,601	$—	$—	$984,426,601
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,354,220	$1,354,220	$ 2,673,111	$ 2,772,186	$—	$—	1,255,145	$1,255,145	$10,138	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	20,530,472	20,530,472	—	—	—	—	2,003	—
Total		$1,354,220	$23,203,583	$23,302,658	$—	$—		$1,255,145	$12,141	$—
See accompanying notes to schedule of investments.

SPDR PORTFOLIO LARGE CAP ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 3.0%
Arconic, Inc.	30,816	$ 678,260
Boeing Co.	39,297	14,614,554
BWX Technologies, Inc.	6,415	401,194
Curtiss-Wright Corp.	2,723	374,195
General Dynamics Corp.	20,124	4,119,785
Harris Corp.	8,115	1,373,139
HEICO Corp.	2,931	271,440
HEICO Corp. Class A	600	45,300
Hexcel Corp.	6,061	406,390
Huntington Ingalls Industries, Inc.	3,050	781,044
L3 Technologies, Inc.	5,118	1,088,189
Lockheed Martin Corp.	19,043	6,588,116
Northrop Grumman Corp.	11,758	3,731,637
Raytheon Co.	19,532	4,036,483
Rockwell Collins, Inc.	11,075	1,555,705
Spirit AeroSystems Holdings, Inc. Class A	8,165	748,486
Teledyne Technologies, Inc. (a)	2,042	503,721
Textron, Inc.	18,032	1,288,747
TransDigm Group, Inc. (a)	3,403	1,266,937
United Technologies Corp.	53,920	7,538,555
		51,411,877
AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	9,205	901,354
Expeditors International of Washington, Inc.	12,220	898,537
FedEx Corp.	16,851	4,057,552
United Parcel Service, Inc. Class B	45,815	5,348,901
XPO Logistics, Inc. (a)	8,070	921,352
		12,127,696
AIRLINES — 0.5%
Alaska Air Group, Inc.	8,924	614,506
American Airlines Group, Inc.	31,475	1,300,862
Delta Air Lines, Inc.	46,383	2,682,329
JetBlue Airways Corp. (a)	21,467	415,601
Southwest Airlines Co.	38,763	2,420,749
United Continental Holdings, Inc. (a)	19,378	1,725,805
		9,159,852
AUTO COMPONENTS — 0.2%
Autoliv, Inc. (b)	5,988	519,040
BorgWarner, Inc.	14,234	608,931
Gentex Corp.	19,750	423,835
Goodyear Tire & Rubber Co.	16,980	397,162
Lear Corp.	4,370	633,650
Veoneer, Inc. (b)	5,988	329,759
		2,912,377
AUTOMOBILES — 0.5%
Ford Motor Co.	266,085	2,461,286
General Motors Co.	85,744	2,887,001
Harley-Davidson, Inc.	11,356	514,427
Tesla, Inc. (a)	8,325	2,204,210
Thor Industries, Inc.	3,066	256,624
		8,323,548
Security Description	Shares	Value
BANKS — 6.3%
Bank of America Corp.	684,214	$ 20,156,944
Bank OZK	8,269	313,891
BB&T Corp.	51,788	2,513,789
BOK Financial Corp.	1,893	184,151
CIT Group, Inc.	9,416	485,960
Citigroup, Inc.	171,289	12,288,273
Citizens Financial Group, Inc.	33,561	1,294,448
Comerica, Inc.	11,729	1,057,956
Commerce Bancshares, Inc.	7,089	468,016
Cullen/Frost Bankers, Inc.	4,020	419,849
East West Bancorp, Inc.	10,172	614,084
Fifth Third Bancorp	46,666	1,302,915
First Horizon National Corp.	22,679	391,439
First Republic Bank	11,228	1,077,888
Huntington Bancshares, Inc.	73,925	1,102,961
JPMorgan Chase & Co.	227,175	25,634,427
KeyCorp	71,428	1,420,703
M&T Bank Corp.	9,216	1,516,401
PacWest Bancorp	8,167	389,158
People's United Financial, Inc.	22,087	378,129
Pinnacle Financial Partners, Inc.	5,047	303,577
PNC Financial Services Group, Inc.	31,606	4,304,421
Prosperity Bancshares, Inc.	4,224	292,934
Regions Financial Corp.	76,170	1,397,719
Signature Bank	3,231	371,048
SunTrust Banks, Inc.	31,017	2,071,625
SVB Financial Group (a)	3,648	1,133,908
Synovus Financial Corp.	7,878	360,734
Texas Capital Bancshares, Inc. (a)	3,029	250,347
US Bancorp	109,749	5,795,845
Webster Financial Corp.	6,126	361,189
Wells Fargo & Co.	328,548	17,268,483
Western Alliance Bancorp (a)	6,078	345,777
Zions Bancorp	13,894	696,784
		107,965,773
BEVERAGES — 1.7%
Brown-Forman Corp. Class B	4,417	223,279
Coca-Cola Co.	285,300	13,178,007
Constellation Brands, Inc. Class A	11,244	2,424,431
Keurig Dr. Pepper, Inc.	12,215	283,022
Molson Coors Brewing Co. Class B	11,474	705,651
Monster Beverage Corp. (a)	28,421	1,656,376
PepsiCo, Inc.	94,646	10,581,423
		29,052,189
BIOTECHNOLOGY — 3.0%
AbbVie, Inc.	107,117	10,131,126
Alexion Pharmaceuticals, Inc. (a)	14,819	2,059,989
Alnylam Pharmaceuticals, Inc. (a)	5,882	514,793
Amgen, Inc.	48,147	9,980,392
Biogen, Inc. (a)	14,372	5,077,771
BioMarin Pharmaceutical, Inc. (a)	12,080	1,171,397
Bluebird Bio, Inc. (a) (b)	3,009	439,314
Celgene Corp. (a)	50,238	4,495,799
Exact Sciences Corp. (a) (b)	7,954	627,730
Exelixis, Inc. (a)	18,619	329,929
Gilead Sciences, Inc.	86,901	6,709,626

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LARGE CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Incyte Corp. (a)	14,223	$ 982,525
Ionis Pharmaceuticals, Inc. (a) (b)	8,105	418,056
Neurocrine Biosciences, Inc. (a)	6,075	746,921
Regeneron Pharmaceuticals, Inc. (a)	5,197	2,099,796
Sage Therapeutics, Inc. (a) (b)	2,923	412,874
Seattle Genetics, Inc. (a) (b)	10,161	783,616
United Therapeutics Corp. (a)	3,049	389,906
Vertex Pharmaceuticals, Inc. (a)	17,265	3,327,656
		50,699,216
BUILDING PRODUCTS — 0.2%
AO Smith Corp.	453	24,177
Fortune Brands Home & Security, Inc.	10,120	529,883
Lennox International, Inc.	2,713	592,519
Masco Corp.	21,405	783,423
Owens Corning	7,176	389,441
USG Corp. (a)	8,115	351,461
		2,670,904
CAPITAL MARKETS — 3.0%
Affiliated Managers Group, Inc.	4,004	547,427
Ameriprise Financial, Inc.	9,509	1,404,099
Bank of New York Mellon Corp.	68,440	3,489,756
BlackRock, Inc.	10,421	4,911,730
Cboe Global Markets, Inc.	7,220	692,831
Charles Schwab Corp.	81,450	4,003,267
CME Group, Inc.	22,798	3,880,447
E*TRADE Financial Corp. (a)	18,251	956,170
FactSet Research Systems, Inc.	2,754	616,097
Franklin Resources, Inc.	23,017	699,947
Goldman Sachs Group, Inc.	23,608	5,293,858
Intercontinental Exchange, Inc.	39,030	2,922,957
Invesco, Ltd.	26,215	599,799
LPL Financial Holdings, Inc.	5,746	370,674
MarketAxess Holdings, Inc.	2,327	415,346
Moody's Corp.	13,018	2,176,610
Morgan Stanley	91,073	4,241,270
MSCI, Inc.	6,037	1,071,024
Nasdaq, Inc.	8,260	708,708
Northern Trust Corp.	15,147	1,546,963
Raymond James Financial, Inc.	9,078	835,630
S&P Global, Inc.	16,807	3,283,920
SEI Investments Co.	8,527	521,000
State Street Corp. (c)	24,772	2,075,398
T Rowe Price Group, Inc.	16,256	1,774,830
TD Ameritrade Holding Corp.	34,471	1,821,103
		50,860,861
CHEMICALS — 1.9%
Air Products & Chemicals, Inc.	14,488	2,420,220
Albemarle Corp. (b)	7,174	715,822
Axalta Coating Systems, Ltd. (a)	16,873	492,017
Celanese Corp. Series A	9,170	1,045,380
CF Industries Holdings, Inc.	15,239	829,611
Chemours Co.	11,122	438,652
DowDuPont, Inc.	155,476	9,998,662
Eastman Chemical Co.	10,095	966,293
Ecolab, Inc.	19,366	3,036,201
Security Description	Shares	Value
FMC Corp.	9,050	$ 788,979
Huntsman Corp.	13,402	364,936
International Flavors & Fragrances, Inc.	5,110	710,903
Mosaic Co.	24,243	787,413
NewMarket Corp.	645	261,554
Olin Corp.	11,123	285,639
PPG Industries, Inc.	16,658	1,817,888
Praxair, Inc.	19,404	3,118,805
RPM International, Inc.	9,086	590,045
Scotts Miracle-Gro Co. (b)	3,033	238,788
Sherwin-Williams Co.	5,658	2,575,578
Valvoline, Inc.	13,238	284,749
Westlake Chemical Corp.	2,081	172,952
		31,941,087
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	6,055	1,197,739
Copart, Inc. (a)	13,490	695,140
KAR Auction Services, Inc.	9,421	562,339
Republic Services, Inc.	21,707	1,577,231
Rollins, Inc.	6,753	409,840
Stericycle, Inc. (a)	6,263	367,513
Waste Management, Inc.	29,428	2,659,114
		7,468,916
COMMUNICATIONS EQUIPMENT — 1.3%
Arista Networks, Inc. (a)	3,484	926,256
ARRIS International PLC (a)	12,210	317,338
Cisco Systems, Inc.	322,283	15,679,068
CommScope Holding Co., Inc. (a)	13,817	425,011
F5 Networks, Inc. (a)	4,139	825,399
Juniper Networks, Inc.	22,084	661,858
Motorola Solutions, Inc.	10,501	1,366,600
Palo Alto Networks, Inc. (a)	6,044	1,361,471
Ubiquiti Networks, Inc. (b)	1,053	104,100
		21,667,101
CONSTRUCTION & ENGINEERING — 0.1%
AECOM (a)	11,170	364,812
Fluor Corp.	9,206	534,869
Jacobs Engineering Group, Inc.	9,502	726,903
Quanta Services, Inc. (a)	10,156	339,007
		1,965,591
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	3,078	262,369
Martin Marietta Materials, Inc.	4,117	749,088
Vulcan Materials Co.	9,073	1,008,917
		2,020,374
CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	28,910	764,670
American Express Co.	57,611	6,134,995
Capital One Financial Corp.	32,693	3,103,546
Credit Acceptance Corp. (a)	992	434,565
Discover Financial Services	23,255	1,777,845
Santander Consumer USA Holdings, Inc.	8,091	162,144

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LARGE CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
SLM Corp. (a)	30,965	$ 345,260
Synchrony Financial	51,937	1,614,202
		14,337,227
CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc.	4,084	440,010
Avery Dennison Corp.	6,031	653,459
Ball Corp.	23,305	1,025,187
Berry Global Group, Inc. (a)	8,416	407,250
Crown Holdings, Inc. (a) (b)	9,085	436,080
International Paper Co.	27,748	1,363,814
Packaging Corp. of America	6,135	672,948
Sealed Air Corp.	12,072	484,691
Sonoco Products Co.	6,378	353,979
WestRock Co.	16,574	885,715
		6,723,133
DISTRIBUTORS — 0.1%
Genuine Parts Co.	10,070	1,000,958
LKQ Corp. (a)	20,575	651,610
Pool Corp.	2,353	392,669
		2,045,237
DIVERSIFIED CONSUMER SERVICES — 0.1%
Bright Horizons Family Solutions, Inc. (a)	3,354	395,235
H&R Block, Inc.	14,334	369,101
Service Corp. International	12,227	540,434
ServiceMaster Global Holdings, Inc. (a)	9,178	569,311
		1,874,081
DIVERSIFIED FINANCIAL SERVICES — 0.5%
Berkshire Hathaway, Inc. Class B (a)	38,266	8,193,133
Jefferies Financial Group, Inc.	22,866	502,138
Voya Financial, Inc.	12,327	612,282
		9,307,553
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc.	486,484	16,336,133
CenturyLink, Inc.	73,520	1,558,624
Verizon Communications, Inc.	276,716	14,773,867
Zayo Group Holdings, Inc. (a)	15,013	521,251
		33,189,875
ELECTRIC UTILITIES — 1.8%
Alliant Energy Corp.	15,428	656,770
American Electric Power Co., Inc.	32,793	2,324,368
Duke Energy Corp.	48,399	3,872,888
Edison International	21,630	1,463,918
Entergy Corp.	12,574	1,020,128
Evergy, Inc.	18,001	988,615
Eversource Energy	21,244	1,305,231
Exelon Corp.	65,598	2,864,009
FirstEnergy Corp.	32,939	1,224,343
IDACORP, Inc.	3,039	301,560
NextEra Energy, Inc.	31,820	5,333,032
Security Description	Shares	Value
OGE Energy Corp.	13,213	$ 479,896
PG&E Corp. (a)	35,327	1,625,395
Pinnacle West Capital Corp.	7,182	568,671
PPL Corp. (b)	47,153	1,379,697
Southern Co.	68,570	2,989,652
Xcel Energy, Inc.	33,819	1,596,595
		29,994,768
ELECTRICAL EQUIPMENT — 0.4%
Acuity Brands, Inc.	3,059	480,875
AMETEK, Inc.	15,232	1,205,156
Emerson Electric Co.	42,065	3,221,338
Hubbell, Inc.	3,350	447,459
Rockwell Automation, Inc.	8,419	1,578,731
		6,933,559
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	20,932	1,968,027
Arrow Electronics, Inc. (a)	6,066	447,185
Avnet, Inc.	8,185	366,442
CDW Corp.	9,894	879,774
Cognex Corp.	10,353	577,904
Coherent, Inc. (a) (b)	1,642	282,736
Corning, Inc.	58,661	2,070,733
FLIR Systems, Inc.	9,753	599,517
IPG Photonics Corp. (a)	2,427	378,782
Jabil, Inc.	11,945	323,471
Keysight Technologies, Inc. (a)	12,388	821,077
National Instruments Corp.	7,936	383,547
SYNNEX Corp.	1,976	167,367
Trimble, Inc. (a)	16,399	712,701
Zebra Technologies Corp. Class A (a)	3,773	667,180
		10,646,443
ENERGY EQUIPMENT & SERVICES — 0.6%
Apergy Corp. (a)	5,079	221,241
Baker Hughes a GE Co.	28,604	967,673
Halliburton Co.	59,363	2,405,983
Helmerich & Payne, Inc.	6,705	461,103
National Oilwell Varco, Inc.	24,908	1,073,037
Schlumberger, Ltd.	92,635	5,643,324
		10,772,361
ENTERTAINMENT — 1.9%
Activision Blizzard, Inc.	48,193	4,009,176
Cinemark Holdings, Inc.	7,131	286,666
Electronic Arts, Inc. (a)	20,473	2,466,792
Liberty Media Corp.-Liberty Braves Class A (a)	963	26,271
Liberty Media Corp.-Liberty Formula One Class A (a) (b)	2,042	72,654
Lions Gate Entertainment Corp. Class A	5,079	123,877
Live Nation Entertainment, Inc. (a)	9,283	505,645
Netflix, Inc. (a)	28,558	10,684,405
Take-Two Interactive Software, Inc. (a)	7,330	1,011,467
Twenty-First Century Fox, Inc. Class B	33,464	1,533,320

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LARGE CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Viacom, Inc. Class B	1,237	$ 41,761
Walt Disney Co.	96,241	11,254,422
		32,016,456
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.1%
Alexandria Real Estate Equities, Inc. REIT	6,384	803,043
American Campus Communities, Inc. REIT	9,865	406,043
American Homes 4 Rent Class A REIT	16,453	360,156
American Tower Corp. REIT	29,678	4,312,213
Apartment Investment & Management Co. Class A REIT	10,927	482,209
AvalonBay Communities, Inc. REIT	9,169	1,660,964
Boston Properties, Inc. REIT	10,155	1,249,979
Brixmor Property Group, Inc. REIT	21,812	381,928
Camden Property Trust REIT	6,131	573,678
Crown Castle International Corp. REIT	28,186	3,137,947
CubeSmart REIT	12,722	362,959
CyrusOne, Inc. REIT	6,071	384,901
Digital Realty Trust, Inc. REIT	14,240	1,601,715
Douglas Emmett, Inc. REIT	10,443	393,910
Duke Realty Corp. REIT	24,411	692,540
Equinix, Inc. REIT	5,293	2,291,287
Equity LifeStyle Properties, Inc. REIT	5,382	519,094
Equity Residential REIT	24,384	1,615,684
Essex Property Trust, Inc. REIT	4,408	1,087,498
Extra Space Storage, Inc. REIT	8,275	716,946
Federal Realty Investment Trust REIT	5,070	641,203
Forest City Realty Trust, Inc. Class A REIT	17,048	427,734
Gaming and Leisure Properties, Inc. REIT	13,970	492,443
HCP, Inc. REIT	30,978	815,341
Healthcare Trust of America, Inc. Class A REIT	14,163	377,727
Highwoods Properties, Inc. REIT	7,111	336,066
Host Hotels & Resorts, Inc. REIT	48,341	1,019,995
Hudson Pacific Properties, Inc. REIT	10,210	334,071
Invitation Homes, Inc. REIT	19,336	442,988
Iron Mountain, Inc. REIT	17,535	605,308
Kilroy Realty Corp. REIT	6,848	490,933
Kimco Realty Corp. REIT	29,925	500,945
Lamar Advertising Co. Class A REIT	6,035	469,523
Liberty Property Trust REIT	10,097	426,598
Macerich Co. REIT	9,183	507,728
Medical Properties Trust, Inc. REIT	24,262	361,746
Mid-America Apartment Communities, Inc. REIT	8,125	813,963
National Retail Properties, Inc. REIT	10,200	457,164
Omega Healthcare Investors, Inc. REIT	13,224	433,350
Park Hotels & Resorts, Inc. REIT	13,144	431,386
Prologis, Inc. REIT	42,131	2,856,061
Security Description	Shares	Value
Public Storage REIT	10,230	$ 2,062,675
Realty Income Corp. REIT	19,988	1,137,117
Regency Centers Corp. REIT	10,153	656,595
SBA Communications Corp. REIT (a)	8,107	1,302,227
Simon Property Group, Inc. REIT	21,269	3,759,296
SL Green Realty Corp. REIT	6,296	614,049
Starwood Property Trust, Inc. REIT	17,262	371,478
Sun Communities, Inc. REIT	5,014	509,122
UDR, Inc. REIT	18,240	737,443
Ventas, Inc. REIT	23,622	1,284,564
VEREIT, Inc.	70,341	510,676
Vornado Realty Trust REIT	12,220	892,060
Welltower, Inc. REIT	24,735	1,590,955
Weyerhaeuser Co. REIT	49,974	1,612,661
WP Carey, Inc. REIT	7,096	456,344
		53,774,229
FOOD & STAPLES RETAILING — 1.4%
Costco Wholesale Corp.	29,084	6,831,250
Kroger Co.	58,673	1,707,971
Sysco Corp.	35,501	2,600,448
US Foods Holding Corp. (a)	14,044	432,836
Walmart, Inc.	96,137	9,028,226
Walgreens Boots Alliance, Inc.	56,004	4,082,692
		24,683,423
FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	37,139	1,866,977
Bunge, Ltd.	9,188	631,307
Campbell Soup Co. (b)	12,184	446,300
Conagra Brands, Inc.	26,004	883,356
General Mills, Inc.	39,154	1,680,490
Hershey Co.	9,867	1,006,434
Hormel Foods Corp. (b)	19,064	751,122
Ingredion, Inc.	5,003	525,115
J.M. Smucker Co.	7,815	801,897
Kellogg Co.	22,569	1,580,281
Kraft Heinz Co.	62,073	3,420,843
Lamb Weston Holdings, Inc.	9,428	627,905
McCormick & Co., Inc.	573	75,493
Mondelez International, Inc. Class A	99,412	4,270,739
Pinnacle Foods, Inc.	8,160	528,850
Post Holdings, Inc. (a) (b)	4,777	468,337
Tyson Foods, Inc. Class A	19,438	1,157,144
		20,722,590
GAS UTILITIES — 0.1%
Atmos Energy Corp.	7,093	666,103
National Fuel Gas Co.	5,131	287,644
UGI Corp.	11,939	662,376
		1,616,123
HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Abbott Laboratories	117,023	8,584,807
ABIOMED, Inc. (a)	2,933	1,319,117
Align Technology, Inc. (a)	4,778	1,869,249
Baxter International, Inc.	36,666	2,826,582
Becton Dickinson and Co.	17,859	4,661,199

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LARGE CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Boston Scientific Corp. (a)	93,732	$ 3,608,682
Cooper Cos., Inc.	3,089	856,116
Danaher Corp.	41,773	4,539,054
DENTSPLY SIRONA, Inc.	15,216	574,252
DexCom, Inc. (a)	6,123	875,834
Edwards Lifesciences Corp. (a)	14,175	2,467,868
Hill-Rom Holdings, Inc.	4,054	382,698
Hologic, Inc. (a)	19,047	780,546
IDEXX Laboratories, Inc. (a)	5,828	1,455,019
Intuitive Surgical, Inc. (a)	7,456	4,279,744
Masimo Corp. (a)	3,029	377,232
ResMed, Inc.	9,251	1,067,010
Stryker Corp.	23,999	4,264,142
Teleflex, Inc.	3,048	811,042
Varian Medical Systems, Inc. (a)	6,144	687,698
West Pharmaceutical Services, Inc.	5,028	620,807
Zimmer Biomet Holdings, Inc.	13,451	1,768,403
		48,677,101
HEALTH CARE PROVIDERS & SERVICES — 3.3%
Aetna, Inc.	21,597	4,380,951
AmerisourceBergen Corp.	10,845	1,000,126
Anthem, Inc.	17,342	4,752,575
Cardinal Health, Inc.	21,265	1,148,310
Centene Corp. (a)	11,130	1,611,401
Cigna Corp.	15,774	3,284,935
CVS Health Corp.	67,868	5,342,569
DaVita, Inc. (a)	12,156	870,734
Encompass Health Corp.	6,146	479,081
Envision Healthcare Corp. (a)	9,112	416,692
Express Scripts Holding Co. (a)	38,159	3,625,487
HCA Healthcare, Inc.	19,017	2,645,645
Henry Schein, Inc. (a)	10,250	871,558
Humana, Inc.	9,345	3,163,469
Laboratory Corp. of America Holdings (a)	7,075	1,228,786
McKesson Corp.	13,632	1,808,285
Quest Diagnostics, Inc.	9,140	986,297
UnitedHealth Group, Inc.	63,920	17,005,277
Universal Health Services, Inc. Class B	449	57,400
WellCare Health Plans, Inc. (a)	3,040	974,290
		55,653,868
HEALTH CARE TECHNOLOGY — 0.2%
athenahealth, Inc. (a)	3,001	400,934
Cerner Corp. (a)	20,099	1,294,576
Veeva Systems, Inc. Class A (a)	7,393	804,876
		2,500,386
HOTELS, RESTAURANTS & LEISURE — 1.9%
Aramark	16,203	697,053
Caesars Entertainment Corp. (a) (b)	34,776	356,454
Chipotle Mexican Grill, Inc. (a)	1,875	852,225
Darden Restaurants, Inc.	8,124	903,308
Domino's Pizza, Inc.	2,913	858,752
Dunkin' Brands Group, Inc.	6,071	447,554
Security Description	Shares	Value
Hilton Worldwide Holdings, Inc.	14,645	$ 1,183,023
Las Vegas Sands Corp.	24,145	1,432,523
Marriott International, Inc. Class A	19,725	2,604,292
McDonald's Corp.	53,250	8,908,192
MGM Resorts International	34,500	962,895
Norwegian Cruise Line Holdings, Ltd. (a)	11,820	678,823
Royal Caribbean Cruises, Ltd.	11,234	1,459,746
Six Flags Entertainment Corp.	5,080	354,686
Starbucks Corp.	90,873	5,165,221
Vail Resorts, Inc.	2,589	710,473
Wyndham Destinations, Inc.	7,099	307,813
Wyndham Hotels & Resorts, Inc.	6,897	383,266
Wynn Resorts, Ltd.	5,386	684,345
Yum China Holdings, Inc.	24,415	857,211
Yum! Brands, Inc.	22,058	2,005,293
		31,813,148
HOUSEHOLD DURABLES — 0.3%
D.R. Horton, Inc.	21,941	925,471
Leggett & Platt, Inc.	9,103	398,620
Lennar Corp. Class A	17,728	827,720
Lennar Corp. Class B	1,083	41,696
Mohawk Industries, Inc. (a)	4,075	714,551
Newell Brands, Inc.	31,845	646,454
NVR, Inc. (a)	241	595,463
PulteGroup, Inc.	17,331	429,289
Toll Brothers, Inc.	9,310	307,509
Whirlpool Corp.	4,678	555,513
		5,442,286
HOUSEHOLD PRODUCTS — 1.3%
Church & Dwight Co., Inc.	16,044	952,532
Clorox Co.	8,338	1,254,119
Colgate-Palmolive Co.	57,992	3,882,564
Kimberly-Clark Corp.	23,284	2,645,994
Procter & Gamble Co.	168,709	14,041,650
		22,776,859
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	46,151	646,114
NRG Energy, Inc.	21,976	821,902
Vistra Energy Corp. (a)	23,584	586,770
		2,054,786
INDUSTRIAL CONGLOMERATES — 1.5%
3M Co.	39,901	8,407,540
Carlisle Cos., Inc.	4,080	496,944
General Electric Co.	579,986	6,548,042
Honeywell International, Inc.	49,813	8,288,883
Roper Technologies, Inc.	6,715	1,989,050
		25,730,459
INSURANCE — 2.0%
Aflac, Inc.	52,167	2,455,501
Alleghany Corp.	1,033	674,063
Allstate Corp.	23,391	2,308,692
American Financial Group, Inc.	5,065	562,063
American International Group, Inc.	61,493	3,273,887

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LARGE CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Arthur J Gallagher & Co.	12,034	$ 895,811
Assurant, Inc.	3,123	337,128
Brighthouse Financial, Inc. (a)	7,828	346,311
Brown & Brown, Inc.	15,819	467,768
Cincinnati Financial Corp.	10,183	782,156
Fidelity National Financial, Inc.	17,365	683,313
First American Financial Corp.	7,129	367,785
Hartford Financial Services Group, Inc.	24,908	1,244,404
Lincoln National Corp.	14,865	1,005,766
Loews Corp.	18,995	954,119
Markel Corp. (a)	930	1,105,296
Marsh & McLennan Cos., Inc.	34,458	2,850,366
MetLife, Inc.	59,881	2,797,640
Old Republic International Corp.	17,700	396,126
Principal Financial Group, Inc.	18,558	1,087,313
Progressive Corp.	38,368	2,725,663
Prudential Financial, Inc.	28,031	2,840,101
Reinsurance Group of America, Inc.	4,113	594,575
Torchmark Corp.	7,420	643,240
Travelers Cos., Inc.	18,484	2,397,559
Unum Group	15,332	599,021
WR Berkley Corp.	6,160	492,369
		34,888,036
INTERACTIVE MEDIA & SERVICES — 3.1%
Alphabet, Inc. Class A (a)	20,110	24,274,379
Facebook, Inc. Class A (a)	158,438	26,056,714
IAC/InterActiveCorp (a)	5,035	1,091,185
TripAdvisor, Inc. (a)	6,930	353,915
Twitter, Inc. (a)	44,070	1,254,232
Zillow Group, Inc. Class A (a) (b)	3,245	143,429
		53,173,854
INTERNET & DIRECT MARKETING RETAIL — 3.9%
Amazon.com, Inc. (a)	27,186	54,453,558
Booking Holdings, Inc. (a)	3,246	6,440,064
eBay, Inc. (a)	64,889	2,142,635
Expedia Group, Inc.	8,131	1,060,933
GrubHub, Inc. (a)	5,746	796,510
MercadoLibre, Inc. (b)	2,723	927,100
		65,820,800
IT SERVICES — 4.7%
Akamai Technologies, Inc. (a)	10,514	769,099
Alliance Data Systems Corp.	3,662	864,818
Amdocs, Ltd.	9,707	640,468
Automatic Data Processing, Inc.	30,115	4,537,126
Black Knight, Inc. (a)	7,828	406,665
Booz Allen Hamilton Holding Corp.	9,917	492,181
Broadridge Financial Solutions, Inc.	7,428	980,125
Cognizant Technology Solutions Corp. Class A	39,414	3,040,790
DXC Technology Co.	18,574	1,737,040
EPAM Systems, Inc. (a)	3,223	443,807
Fidelity National Information Services, Inc.	22,262	2,428,116
First Data Corp. Class A (a)	31,546	771,931
Security Description	Shares	Value
Fiserv, Inc. (a)	28,076	$ 2,312,901
FleetCor Technologies, Inc. (a)	6,099	1,389,596
Gartner, Inc. (a)	6,071	962,253
Global Payments, Inc.	10,693	1,362,288
GoDaddy, Inc. Class A (a)	7,728	644,438
International Business Machines Corp.	61,601	9,314,687
Jack Henry & Associates, Inc.	5,120	819,610
Leidos Holdings, Inc.	9,383	648,928
Mastercard, Inc. Class A	61,921	13,784,234
Paychex, Inc.	22,204	1,635,325
PayPal Holdings, Inc. (a)	76,593	6,727,929
Perspecta, Inc.	9,186	236,264
Sabre Corp.	13,287	346,525
Square, Inc. Class A (a)	18,024	1,784,556
Total System Services, Inc.	12,578	1,241,952
VeriSign, Inc. (a)	6,770	1,084,012
Visa, Inc. Class A (b)	121,511	18,237,586
Western Union Co.	31,031	591,451
WEX, Inc. (a)	2,974	597,060
		80,833,761
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	5,392	361,372
Hasbro, Inc.	8,124	853,995
Mattel, Inc. (a) (b)	24,706	387,884
Polaris Industries, Inc.	4,260	430,047
		2,033,298
LIFE SCIENCES TOOLS & SERVICES — 1.0%
Agilent Technologies, Inc.	21,762	1,535,091
Bio-Rad Laboratories, Inc. Class A (a)	138	43,193
Bio-Techne Corp.	2,297	468,841
Charles River Laboratories International, Inc. (a)	2,929	394,068
Illumina, Inc. (a)	9,980	3,663,259
IQVIA Holdings, Inc. (a)	11,421	1,481,760
Mettler-Toledo International, Inc. (a)	1,710	1,041,356
PerkinElmer, Inc.	7,126	693,146
Thermo Fisher Scientific, Inc.	26,882	6,561,359
Waters Corp. (a)	5,105	993,841
		16,875,914
MACHINERY — 1.8%
AGCO Corp.	4,816	292,765
Allison Transmission Holdings, Inc.	9,173	477,088
Caterpillar, Inc.	39,971	6,095,178
Crane Co.	3,086	303,508
Cummins, Inc.	10,790	1,576,095
Deere & Co.	21,550	3,239,612
Donaldson Co., Inc.	8,462	492,996
Dover Corp.	10,148	898,402
Flowserve Corp.	9,368	512,336
Fortive Corp. (b)	20,574	1,732,331
Gardner Denver Holdings, Inc. (a)	5,905	167,348
Graco, Inc.	10,404	482,121

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LARGE CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
IDEX Corp.	5,091	$ 767,010
Illinois Tool Works, Inc.	22,608	3,190,441
Lincoln Electric Holdings, Inc.	3,859	360,585
Middleby Corp. (a) (b)	4,072	526,713
Nordson Corp.	3,346	464,759
Oshkosh Corp.	5,091	362,683
PACCAR, Inc.	22,654	1,544,776
Parker-Hannifin Corp.	8,562	1,574,809
Snap-on, Inc.	4,052	743,947
Stanley Black & Decker, Inc.	10,400	1,522,976
Toro Co.	7,095	425,487
WABCO Holdings, Inc. (a)	3,845	453,479
Wabtec Corp. (b)	6,048	634,314
Woodward, Inc.	3,952	319,559
Xylem, Inc.	12,119	967,945
		30,129,263
MEDIA — 0.5%
CBS Corp. Class B	866	49,752
Charter Communications, Inc. Class A (a)	11,848	3,861,026
Comcast Corp. Class A	18,283	647,401
Discovery, Inc. Class A (a) (b)	8,422	269,504
DISH Network Corp. Class A (a)	13,821	494,239
Interpublic Group of Cos., Inc.	26,698	610,583
Liberty Broadband Corp. Class A (a)	1,992	167,985
Liberty Media Corp.-Liberty SiriusXM Class A (a)	6,924	300,779
News Corp. Class B	7,200	97,920
Omnicom Group, Inc.	16,004	1,088,592
Sirius XM Holdings, Inc. (b)	95,462	603,320
		8,191,101
METALS & MINING — 0.4%
Alcoa Corp. (a)	11,745	474,498
Freeport-McMoRan, Inc.	95,317	1,326,813
Newmont Mining Corp.	36,309	1,096,532
Nucor Corp.	20,694	1,313,034
Reliance Steel & Aluminum Co.	5,194	442,996
Royal Gold, Inc.	4,111	316,794
Steel Dynamics, Inc.	14,536	656,882
United States Steel Corp. (b)	11,382	346,923
		5,974,472
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.1%
AGNC Investment Corp. REIT	27,170	506,177
Annaly Capital Management, Inc. REIT	78,361	801,633
New Residential Investment Corp. REIT	21,222	378,176
		1,685,986
MULTI-UTILITIES — 0.9%
Ameren Corp.	16,127	1,019,549
CenterPoint Energy, Inc.	28,244	780,947
CMS Energy Corp.	18,614	912,086
Consolidated Edison, Inc.	20,508	1,562,504
Dominion Energy, Inc.	43,175	3,034,339
DTE Energy Co.	12,160	1,327,021
Security Description	Shares	Value
MDU Resources Group, Inc.	12,962	$ 332,994
NiSource, Inc.	21,806	543,405
Public Service Enterprise Group, Inc.	33,175	1,751,308
SCANA Corp.	9,884	384,389
Sempra Energy	17,426	1,982,207
Vectren Corp.	5,348	382,329
WEC Energy Group, Inc.	20,556	1,372,319
		15,385,397
MULTILINE RETAIL — 0.5%
Dollar General Corp.	18,361	2,006,857
Dollar Tree, Inc. (a)	15,408	1,256,522
Kohl's Corp. (b)	11,843	882,896
Macy's, Inc.	21,120	733,498
Nordstrom, Inc. (b)	6,831	408,562
Target Corp.	35,978	3,173,619
		8,461,954
OIL, GAS & CONSUMABLE FUELS — 5.4%
Anadarko Petroleum Corp.	35,092	2,365,552
Andeavor	9,650	1,481,275
Antero Resources Corp. (a)	15,970	282,829
Apache Corp.	26,129	1,245,569
Cabot Oil & Gas Corp.	30,023	676,118
Cheniere Energy, Inc. (a)	16,206	1,126,155
Chevron Corp.	128,097	15,663,701
Cimarex Energy Co.	6,158	572,324
Concho Resources, Inc. (a)	12,435	1,899,446
ConocoPhillips	78,143	6,048,268
Devon Energy Corp.	34,806	1,390,152
Diamondback Energy, Inc. (b)	6,389	863,729
Energen Corp. (a)	6,911	595,521
EOG Resources, Inc.	38,663	4,932,239
EQT Corp.	16,908	747,841
Exxon Mobil Corp.	283,644	24,115,413
Hess Corp.	19,148	1,370,614
HollyFrontier Corp.	12,187	851,871
Kinder Morgan, Inc.	126,189	2,237,331
Marathon Oil Corp.	58,576	1,363,649
Marathon Petroleum Corp.	32,251	2,579,112
Murphy Oil Corp.	10,402	346,803
Newfield Exploration Co. (a)	13,929	401,573
Noble Energy, Inc.	33,182	1,034,947
Occidental Petroleum Corp.	51,799	4,256,324
ONEOK, Inc.	27,325	1,852,362
Parsley Energy, Inc. Class A (a)	16,261	475,634
Phillips 66	31,645	3,567,024
Pioneer Natural Resources Co.	11,388	1,983,676
Targa Resources Corp.	14,600	822,126
Valero Energy Corp.	29,219	3,323,661
Williams Cos., Inc.	54,288	1,476,091
WPX Energy, Inc. (a)	28,702	577,484
		92,526,414
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A (b)	32,136	403,628
Estee Lauder Cos., Inc. Class A	15,013	2,181,689
Herbalife Nutrition, Ltd. (a)	10,224	557,719
		3,143,036

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LARGE CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
PHARMACEUTICALS — 4.3%
Bristol-Myers Squibb Co.	109,527	$ 6,799,436
Catalent, Inc. (a)	8,285	377,382
Eli Lilly & Co.	64,889	6,963,239
Johnson & Johnson	179,943	24,862,724
Merck & Co., Inc.	180,493	12,804,173
Mylan NV (a)	32,433	1,187,048
Nektar Therapeutics (a)	10,651	649,285
Pfizer, Inc.	398,773	17,573,926
Zoetis, Inc.	33,389	3,057,097
		74,274,310
PROFESSIONAL SERVICES — 0.4%
CoStar Group, Inc. (a)	2,386	1,004,124
Equifax, Inc.	8,107	1,058,531
ManpowerGroup, Inc.	4,151	356,820
Nielsen Holdings PLC	25,260	698,692
Robert Half International, Inc.	8,231	579,298
TransUnion	12,649	930,713
Verisk Analytics, Inc. (a)	11,123	1,340,878
		5,969,056
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	22,447	989,913
Howard Hughes Corp. (a)	2,979	370,051
Jones Lang LaSalle, Inc.	3,050	440,176
		1,800,140
ROAD & RAIL — 1.1%
AMERCO	507	180,821
CSX Corp.	60,053	4,446,925
Genesee & Wyoming, Inc. Class A (a)	4,219	383,887
JB Hunt Transport Services, Inc.	6,087	723,988
Kansas City Southern	7,153	810,292
Knight-Swift Transportation Holdings, Inc. (b)	8,269	285,115
Norfolk Southern Corp.	20,223	3,650,251
Old Dominion Freight Line, Inc.	4,106	662,134
Union Pacific Corp.	51,750	8,426,452
		19,569,865
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.9%
Advanced Micro Devices, Inc. (a) (b)	59,063	1,824,456
Analog Devices, Inc.	24,563	2,271,095
Applied Materials, Inc.	71,117	2,748,672
Broadcom, Inc.	27,327	6,742,391
Cypress Semiconductor Corp.	21,753	315,201
First Solar, Inc. (a)	5,005	242,342
Intel Corp.	313,629	14,831,515
KLA-Tencor Corp.	10,498	1,067,752
Lam Research Corp.	10,902	1,653,833
Marvell Technology Group, Ltd.	9,258	178,679
Maxim Integrated Products, Inc.	18,466	1,041,298
Microchip Technology, Inc. (b)	15,241	1,202,667
Micron Technology, Inc. (a)	74,359	3,363,257
MKS Instruments, Inc.	3,280	262,892
NVIDIA Corp.	37,155	10,441,298
Security Description	Shares	Value
ON Semiconductor Corp. (a)	26,454	$ 487,547
Qorvo, Inc. (a)	8,348	641,878
QUALCOMM, Inc. (b)	98,622	7,103,743
Skyworks Solutions, Inc.	12,151	1,102,217
Teradyne, Inc.	12,510	462,620
Texas Instruments, Inc.	65,531	7,030,821
Universal Display Corp. (b)	3,033	357,591
Xilinx, Inc.	17,121	1,372,591
		66,746,356
SOFTWARE — 6.6%
Adobe Systems, Inc. (a)	32,819	8,859,489
ANSYS, Inc. (a)	5,406	1,009,192
Aspen Technology, Inc. (a)	4,955	564,424
Autodesk, Inc. (a)	14,422	2,251,418
CA, Inc.	22,079	974,788
Cadence Design Systems, Inc. (a)	17,748	804,339
CDK Global, Inc.	9,199	575,489
Citrix Systems, Inc. (a)	9,174	1,019,782
Dell Technologies, Inc. Class V (a)	11,722	1,138,441
Fortinet, Inc. (a)	9,133	842,702
Guidewire Software, Inc. (a)	5,100	515,151
Intuit, Inc.	16,327	3,712,760
LogMeIn, Inc.	3,083	274,695
Microsoft Corp.	509,999	58,328,586
Nuance Communications, Inc. (a)	21,807	377,697
Nutanix, Inc. Class A (a)	7,373	314,975
Oracle Corp.	198,113	10,214,706
Paycom Software, Inc. (a) (b)	3,123	485,345
Proofpoint, Inc. (a)	3,123	332,069
PTC, Inc. (a)	7,427	788,673
Red Hat, Inc. (a)	12,036	1,640,266
salesforce.com, Inc. (a)	46,648	7,418,432
ServiceNow, Inc. (a)	11,806	2,309,608
Splunk, Inc. (a)	9,171	1,108,866
SS&C Technologies Holdings, Inc.	11,840	672,867
Symantec Corp.	42,523	904,889
Synopsys, Inc. (a)	9,528	939,556
Tableau Software, Inc. Class A (a)	4,164	465,285
Tyler Technologies, Inc. (a)	2,368	580,302
Ultimate Software Group, Inc. (a)	2,029	653,724
VMware, Inc. Class A (a)	4,894	763,758
Workday, Inc. Class A (a)	9,111	1,330,024
		112,172,298
SPECIALTY RETAIL — 2.4%
Advance Auto Parts, Inc.	5,189	873,464
AutoZone, Inc. (a)	1,821	1,412,550
Best Buy Co., Inc.	17,189	1,364,119
Burlington Stores, Inc. (a)	4,275	696,483
CarMax, Inc. (a)	12,716	949,504
Floor & Decor Holdings, Inc. Class A (a)	4,705	141,950
Foot Locker, Inc.	7,462	380,413
Gap, Inc.	16,049	463,014
Home Depot, Inc.	77,566	16,067,797
L Brands, Inc.	15,586	472,256
Lowe's Cos., Inc.	56,102	6,441,631
O'Reilly Automotive, Inc. (a)	5,582	1,938,740

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LARGE CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Ross Stores, Inc.	25,209	$ 2,498,212
Tiffany & Co.	8,130	1,048,526
TJX Cos., Inc.	42,602	4,772,276
Tractor Supply Co.	8,078	734,129
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,935	1,110,142
Williams-Sonoma, Inc. (b)	5,185	340,758
		41,705,964
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.0%
Apple, Inc.	340,869	76,947,768
Hewlett Packard Enterprise Co.	105,621	1,722,678
HP, Inc.	108,777	2,803,183
NetApp, Inc.	18,375	1,578,229
Western Digital Corp.	19,444	1,138,252
Xerox Corp.	17,773	479,516
		84,669,626
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Carter's, Inc.	3,100	305,660
Columbia Sportswear Co.	1,882	175,158
Hanesbrands, Inc.	22,371	412,298
Lululemon Athletica, Inc. (a)	6,429	1,044,648
NIKE, Inc. Class B	84,862	7,189,509
PVH Corp.	5,103	736,873
Ralph Lauren Corp.	3,526	485,001
Tapestry, Inc.	19,289	969,658
Under Armour, Inc. Class A (a) (b)	11,165	236,921
VF Corp.	26,272	2,455,118
		14,010,844
THRIFTS & MORTGAGE FINANCE — 0.0% (d)
New York Community Bancorp, Inc.	33,289	345,207
TOBACCO — 0.9%
Altria Group, Inc.	127,425	7,685,002
Philip Morris International, Inc.	103,629	8,449,908
		16,134,910
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (b)	19,254	1,117,117
HD Supply Holdings, Inc. (a)	13,071	559,308
United Rentals, Inc. (a)	5,663	926,467
W.W. Grainger, Inc.	3,120	1,115,119
Security Description	Shares	Value
Watsco, Inc.	2,028	$ 361,187
		4,079,198
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	11,448	1,007,080
Aqua America, Inc.	11,444	422,284
		1,429,364
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
T-Mobile US, Inc. (a)	20,493	1,438,199
TOTAL COMMON STOCKS (Cost $1,585,710,176)		1,707,001,936
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (e) (f)	3,448,423	3,448,423
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	3,284,485	3,284,485
TOTAL SHORT-TERM INVESTMENTS (Cost $6,732,908)		6,732,908
TOTAL INVESTMENTS — 100.1% (Cost $1,592,443,084)		1,713,734,844
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(1,736,768)
NET ASSETS — 100.0%		$ 1,711,998,076

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2018.
(g)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

At September 30, 2018, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Index (long)	28	12/21/2018	$4,067,311	$4,086,600	$19,289
E-Mini Russell 1000 Index Futures (long)	4	12/21/2018	321,389	323,520	$ 2,131
Total unrealized depreciation on open futures contracts purchased					$21,420
See accompanying notes to schedule of investments.

SPDR PORTFOLIO LARGE CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 51,411,877	$—	$—	$ 51,411,877
Air Freight & Logistics	12,127,696	—	—	12,127,696
Airlines	9,159,852	—	—	9,159,852
Auto Components	2,912,377	—	—	2,912,377
Automobiles	8,323,548	—	—	8,323,548
Banks	107,965,773	—	—	107,965,773
Beverages	29,052,189	—	—	29,052,189
Biotechnology	50,699,216	—	—	50,699,216
Building Products	2,670,904	—	—	2,670,904
Capital Markets	50,860,861	—	—	50,860,861
Chemicals	31,941,087	—	—	31,941,087
Commercial Services & Supplies	7,468,916	—	—	7,468,916
Communications Equipment	21,667,101	—	—	21,667,101
Construction & Engineering	1,965,591	—	—	1,965,591
Construction Materials	2,020,374	—	—	2,020,374
Consumer Finance	14,337,227	—	—	14,337,227
Containers & Packaging	6,723,133	—	—	6,723,133
Distributors	2,045,237	—	—	2,045,237
Diversified Consumer Services	1,874,081	—	—	1,874,081
Diversified Financial Services	9,307,553	—	—	9,307,553
Diversified Telecommunication Services	33,189,875	—	—	33,189,875
Electric Utilities	29,994,768	—	—	29,994,768
Electrical Equipment	6,933,559	—	—	6,933,559
Electronic Equipment, Instruments & Components	10,646,443	—	—	10,646,443
Energy Equipment & Services	10,772,361	—	—	10,772,361
Entertainment	32,016,456	—	—	32,016,456
Equity Real Estate Investment Trusts (REITs)	53,774,229	—	—	53,774,229
Food & Staples Retailing	24,683,423	—	—	24,683,423
Food Products	20,722,590	—	—	20,722,590
Gas Utilities	1,616,123	—	—	1,616,123
Health Care Equipment & Supplies	48,677,101	—	—	48,677,101
Health Care Providers & Services	55,653,868	—	—	55,653,868
Health Care Technology	2,500,386	—	—	2,500,386
Hotels, Restaurants & Leisure	31,813,148	—	—	31,813,148
Household Durables	5,442,286	—	—	5,442,286
Household Products	22,776,859	—	—	22,776,859
Independent Power and Renewable Electricity Producers	2,054,786	—	—	2,054,786
Industrial Conglomerates	25,730,459	—	—	25,730,459
Insurance	34,888,036	—	—	34,888,036
Interactive Media & Services	53,173,854	—	—	53,173,854
Internet & Direct Marketing Retail	65,820,800	—	—	65,820,800
IT Services	80,833,761	—	—	80,833,761
Leisure Equipment & Products	2,033,298	—	—	2,033,298
Life Sciences Tools & Services	16,875,914	—	—	16,875,914
Machinery	30,129,263	—	—	30,129,263
Media	8,191,101	—	—	8,191,101
Metals & Mining	5,974,472	—	—	5,974,472
Mortgage Real Estate Investment Trust (REITs)	1,685,986	—	—	1,685,986
Multi-Utilities	15,385,397	—	—	15,385,397
See accompanying notes to schedule of investments.

SPDR PORTFOLIO LARGE CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Multiline Retail	$ 8,461,954	$—	$—	$ 8,461,954
Oil, Gas & Consumable Fuels	92,526,414	—	—	92,526,414
Personal Products	3,143,036	—	—	3,143,036
Pharmaceuticals	74,274,310	—	—	74,274,310
Professional Services	5,969,056	—	—	5,969,056
Real Estate Management & Development	1,800,140	—	—	1,800,140
Road & Rail	19,569,865	—	—	19,569,865
Semiconductors & Semiconductor Equipment	66,746,356	—	—	66,746,356
Software	112,172,298	—	—	112,172,298
Specialty Retail	41,705,964	—	—	41,705,964
Technology Hardware, Storage & Peripherals	84,669,626	—	—	84,669,626
Textiles, Apparel & Luxury Goods	14,010,844	—	—	14,010,844
Thrifts & Mortgage Finance	345,207	—	—	345,207
Tobacco	16,134,910	—	—	16,134,910
Trading Companies & Distributors	4,079,198	—	—	4,079,198
Water Utilities	1,429,364	—	—	1,429,364
Wireless Telecommunication Services	1,438,199	—	—	1,438,199
Short-Term Investments	6,732,908	—	—	6,732,908
TOTAL INVESTMENTS	$1,713,734,844	$—	$—	$1,713,734,844
Other Financial Instruments:
Futures Contracts(a)	21,420	—	—	21,420
TOTAL OTHER FINANCIAL INSTRUMENTS	$ 21,420	$—	$—	$ 21,420
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,713,756,264	$—	$—	$1,713,756,264

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Corp.	21,076	$1,961,965	$ 354,205	$ 25,335	$478	$(215,915)	24,772	$2,075,398	$11,643	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,179,012	1,179,012	16,511,818	14,242,407	—	—	3,448,423	3,448,423	12,032	—
State Street Navigator Securities Lending Government Money Market Portfolio	2,118,347	2,118,347	9,077,899	7,911,761	—	—	3,284,485	3,284,485	7,958	—
Total		$5,259,324	$25,943,922	$22,179,503	$478	$(215,915)		$8,808,306	$31,633	$—
See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.4%
AAR Corp.	13,648	$ 653,603
Aerojet Rocketdyne Holdings, Inc. (a)	28,969	984,656
Aerovironment, Inc. (a)	8,992	1,008,633
Axon Enterprise, Inc. (a)	24,274	1,661,070
Cubic Corp.	10,689	780,831
Curtiss-Wright Corp.	18,307	2,515,748
Engility Holdings, Inc. (a)	7,741	278,599
Esterline Technologies Corp. (a)	10,837	985,625
Mercury Systems, Inc. (a)	20,369	1,126,813
Moog, Inc. Class A	13,700	1,177,789
National Presto Industries, Inc. (b)	2,020	261,893
Teledyne Technologies, Inc. (a)	15,042	3,710,560
Triumph Group, Inc. (b)	20,141	469,285
		15,615,105
AIR FREIGHT & LOGISTICS — 0.2%
Atlas Air Worldwide Holdings, Inc. (a)	10,684	681,105
Echo Global Logistics, Inc. (a)	11,318	350,292
Forward Air Corp.	12,607	903,922
Hub Group, Inc. Class A (a)	14,301	652,126
		2,587,445
AIRLINES — 0.5%
Allegiant Travel Co. (b)	5,332	676,098
Hawaiian Holdings, Inc.	21,649	868,125
JetBlue Airways Corp. (a)	130,296	2,522,531
SkyWest, Inc.	21,935	1,291,971
		5,358,725
AUTO COMPONENTS — 1.2%
Adient PLC (b)	36,125	1,420,074
American Axle & Manufacturing Holdings, Inc. (a)	41,940	731,434
Cooper Tire & Rubber Co. (b)	21,643	612,497
Cooper-Standard Holdings, Inc. (a)	6,950	833,861
Dana, Inc.	57,824	1,079,574
Delphi Technologies PLC	37,648	1,180,641
Dorman Products, Inc. (a)	12,135	933,424
Fox Factory Holding Corp. (a)	16,052	1,124,443
Gentex Corp.	111,973	2,402,941
Gentherm, Inc. (a)	15,523	705,520
LCI Industries	10,635	880,578
Motorcar Parts of America, Inc. (a) (b)	7,937	186,123
Standard Motor Products, Inc.	8,625	424,522
Superior Industries International, Inc.	9,709	165,538
Visteon Corp. (a)	12,480	1,159,392
		13,840,562
AUTOMOBILES — 0.2%
Thor Industries, Inc.	20,176	1,688,731
Winnebago Industries, Inc.	12,232	405,491
		2,094,222
Security Description	Shares	Value
BANKS — 7.9%
Ameris Bancorp	16,255	$ 742,853
Associated Banc-Corp.	71,144	1,849,744
Banc of California, Inc.	18,002	340,238
BancorpSouth Bank	35,089	1,147,410
Bank of Hawaii Corp.	17,734	1,399,390
Bank OZK	50,315	1,909,957
Banner Corp.	13,499	839,233
Berkshire Hills Bancorp, Inc.	15,595	634,717
Boston Private Financial Holdings, Inc.	35,511	484,725
Brookline Bancorp, Inc.	34,809	581,310
Cathay General Bancorp	32,181	1,333,581
Central Pacific Financial Corp.	12,628	333,758
Chemical Financial Corp.	30,248	1,615,243
City Holding Co.	6,391	490,829
Columbia Banking System, Inc.	30,912	1,198,458
Commerce Bancshares, Inc.	38,833	2,563,755
Community Bank System, Inc.	21,544	1,315,692
Cullen/Frost Bankers, Inc.	26,579	2,775,911
Customers Bancorp, Inc. (a)	12,612	296,760
CVB Financial Corp.	43,309	966,657
East West Bancorp, Inc.	60,396	3,646,107
Fidelity Southern Corp.	9,098	225,448
First BanCorp (a)	90,479	823,359
First Commonwealth Financial Corp.	41,868	675,750
First Financial Bancorp	41,160	1,222,452
First Financial Bankshares, Inc. (b)	28,417	1,679,445
First Horizon National Corp.	135,375	2,336,572
First Midwest Bancorp, Inc.	43,494	1,156,505
FNB Corp.	137,105	1,743,976
Franklin Financial Network, Inc. (a)	4,868	190,339
Fulton Financial Corp.	73,943	1,231,151
Glacier Bancorp, Inc.	33,433	1,440,628
Great Western Bancorp, Inc.	24,944	1,052,387
Green Bancorp, Inc.	11,547	255,189
Hancock Whitney Corp.	36,016	1,712,561
Hanmi Financial Corp.	13,592	338,441
Heritage Financial Corp.	12,589	442,503
Home BancShares, Inc.	66,960	1,466,424
Hope Bancorp, Inc.	51,421	831,478
Independent Bank Corp.	11,692	965,759
International Bancshares Corp.	22,946	1,032,570
LegacyTexas Financial Group, Inc.	17,913	763,094
MB Financial, Inc.	35,578	1,640,502
National Bank Holdings Corp. Class A	11,284	424,843
NBT Bancorp, Inc.	18,505	710,222
OFG Bancorp	18,471	298,307
Old National Bancorp	63,453	1,224,643
Opus Bank	7,521	206,075
Pacific Premier Bancorp, Inc. (a)	16,483	613,168
PacWest Bancorp	50,952	2,427,863
Pinnacle Financial Partners, Inc.	30,508	1,835,056
Preferred Bank	5,703	333,626
Prosperity Bancshares, Inc.	27,871	1,932,854

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
S&T Bancorp, Inc.	14,867	$ 644,633
Seacoast Banking Corp. of Florida (a)	20,042	585,226
ServisFirst Bancshares, Inc. (b)	19,044	745,573
Signature Bank	22,750	2,612,610
Simmons First National Corp. Class A	38,433	1,131,852
Southside Bancshares, Inc.	11,730	408,204
Sterling Bancorp	93,916	2,066,152
Synovus Financial Corp.	48,912	2,239,680
TCF Financial Corp.	70,729	1,684,057
Texas Capital Bancshares, Inc. (a)	21,054	1,740,113
Tompkins Financial Corp.	5,123	415,936
Triumph Bancorp, Inc. (a)	8,652	330,506
Trustmark Corp.	28,810	969,456
UMB Financial Corp.	18,647	1,322,072
Umpqua Holdings Corp.	91,691	1,907,173
United Bankshares, Inc.	43,290	1,573,591
United Community Banks, Inc.	31,364	874,742
Valley National Bancorp	138,119	1,553,839
Webster Financial Corp.	38,459	2,267,543
Westamerica Bancorporation	11,157	671,205
Wintrust Financial Corp.	23,748	2,017,155
		87,460,836
BEVERAGES — 0.2%
Boston Beer Co., Inc. Class A (a) (b)	3,618	1,040,175
Coca-Cola Bottling Co. Consolidated	1,948	355,081
MGP Ingredients, Inc. (b)	5,348	422,385
		1,817,641
BIOTECHNOLOGY — 1.4%
Acorda Therapeutics, Inc. (a)	16,404	322,339
AMAG Pharmaceuticals, Inc. (a)	14,638	292,760
Cytokinetics, Inc. (a)	20,723	204,122
Eagle Pharmaceuticals, Inc. (a)	3,673	254,649
Emergent BioSolutions, Inc. (a)	18,363	1,208,836
Enanta Pharmaceuticals, Inc. (a)	6,169	527,203
Exelixis, Inc. (a)	124,114	2,199,300
Ligand Pharmaceuticals, Inc. (a) (b)	8,815	2,419,629
MiMedx Group, Inc. (a) (b)	29,320	181,198
Momenta Pharmaceuticals, Inc. (a)	32,785	862,245
Myriad Genetics, Inc. (a) (b)	29,489	1,356,494
Progenics Pharmaceuticals, Inc. (a) (b)	32,695	204,998
REGENXBIO, Inc. (a)	11,648	879,424
Repligen Corp. (a)	16,014	888,136
Spectrum Pharmaceuticals, Inc. (a)	39,007	655,318
United Therapeutics Corp. (a)	18,115	2,316,546
Vanda Pharmaceuticals, Inc. (a)	21,800	500,310
		15,273,507
BUILDING PRODUCTS — 1.0%
AAON, Inc.	16,926	639,803
American Woodmark Corp. (a)	6,122	480,271
Apogee Enterprises, Inc.	12,034	497,245
Security Description	Shares	Value
Gibraltar Industries, Inc. (a)	13,437	$ 612,727
Griffon Corp.	15,218	245,770
Insteel Industries, Inc.	7,526	270,033
Lennox International, Inc.	15,192	3,317,933
Patrick Industries, Inc. (a)	10,149	600,821
PGT Innovations, Inc. (a)	21,313	460,361
Quanex Building Products Corp.	14,959	272,254
Simpson Manufacturing Co., Inc.	17,528	1,270,079
Trex Co., Inc. (a)	24,492	1,885,394
Universal Forest Products, Inc.	26,114	922,607
		11,475,298
CAPITAL MARKETS — 2.3%
Blucora, Inc. (a)	19,765	795,541
Donnelley Financial Solutions, Inc. (a)	15,133	271,183
Eaton Vance Corp.	49,201	2,586,005
Evercore, Inc. Class A	17,051	1,714,478
FactSet Research Systems, Inc.	15,999	3,579,136
Federated Investors, Inc. Class B	40,190	969,383
Greenhill & Co., Inc. (b)	8,021	211,353
Interactive Brokers Group, Inc. Class A	30,398	1,681,313
INTL. FCStone, Inc. (a)	6,540	316,013
Investment Technology Group, Inc.	13,786	298,605
Janus Henderson Group PLC	70,169	1,891,756
Legg Mason, Inc.	36,004	1,124,405
MarketAxess Holdings, Inc.	15,694	2,801,222
Piper Jaffray Cos.	6,129	467,949
SEI Investments Co.	54,997	3,360,317
Stifel Financial Corp.	30,136	1,544,771
Virtus Investment Partners, Inc.	3,102	352,853
Waddell & Reed Financial, Inc. Class A (b)	33,176	702,668
WisdomTree Investments, Inc.	48,752	413,417
		25,082,368
CHEMICALS — 2.8%
A Schulman, Inc. (c)	11,090	22,180
AdvanSix, Inc. (a)	12,892	437,683
American Vanguard Corp.	11,013	198,234
Ashland Global Holdings, Inc.	26,336	2,208,537
Balchem Corp.	13,552	1,519,044
Cabot Corp.	26,123	1,638,435
Chemours Co.	73,628	2,903,888
Flotek Industries, Inc. (a) (b)	14,831	35,594
FutureFuel Corp.	10,467	194,058
Hawkins, Inc.	3,809	157,883
HB Fuller Co.	21,289	1,100,003
Ingevity Corp. (a)	17,630	1,796,145
Innophos Holdings, Inc.	8,458	375,535
Innospec, Inc.	10,311	791,369
Koppers Holdings, Inc. (a)	8,938	278,419
Kraton Corp. (a)	13,507	636,855
LSB Industries, Inc. (a)	5,141	50,279
Minerals Technologies, Inc.	15,010	1,014,676
NewMarket Corp.	3,725	1,510,525
Olin Corp.	70,524	1,811,056
PolyOne Corp.	33,903	1,482,239

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Quaker Chemical Corp.	5,571	$ 1,126,512
Rayonier Advanced Materials, Inc.	22,035	406,105
RPM International, Inc.	55,601	3,610,729
Scotts Miracle-Gro Co. (b)	16,421	1,292,825
Sensient Technologies Corp.	17,711	1,355,069
Stepan Co.	8,392	730,188
Tredegar Corp.	10,889	235,747
Valvoline, Inc.	79,418	1,708,281
		30,628,093
COMMERCIAL SERVICES & SUPPLIES — 1.6%
ABM Industries, Inc.	27,808	896,808
Brady Corp. Class A	20,471	895,606
Brink's Co.	21,575	1,504,856
Clean Harbors, Inc. (a)	20,784	1,487,719
Deluxe Corp.	20,319	1,156,964
Essendant, Inc.	15,161	194,364
Healthcare Services Group, Inc. (b)	31,030	1,260,438
Herman Miller, Inc.	25,305	971,712
HNI Corp.	18,554	820,829
Interface, Inc.	25,440	594,024
LSC Communications, Inc.	12,862	142,254
Matthews International Corp. Class A	13,664	685,250
Mobile Mini, Inc.	18,822	825,345
MSA Safety, Inc.	14,410	1,533,800
Multi-Color Corp.	5,741	357,377
Pitney Bowes, Inc.	78,913	558,704
RR Donnelley & Sons Co.	24,149	130,405
Team, Inc. (a) (b)	12,564	282,690
Tetra Tech, Inc.	23,052	1,574,451
UniFirst Corp.	6,463	1,122,300
US Ecology, Inc.	9,421	694,799
Viad Corp.	8,620	510,735
		18,201,430
COMMUNICATIONS EQUIPMENT — 1.3%
ADTRAN, Inc.	20,189	356,336
Applied Optoelectronics, Inc. (a) (b)	8,115	200,116
ARRIS International PLC (a)	70,592	1,834,686
CalAmp Corp. (a)	14,886	356,668
Ciena Corp. (a)	59,452	1,857,280
Comtech Telecommunications Corp.	9,846	357,114
Digi International, Inc. (a)	11,108	149,403
Extreme Networks, Inc. (a)	43,416	237,920
Finisar Corp. (a) (b)	48,344	920,953
Harmonic, Inc. (a)	34,391	189,150
InterDigital, Inc.	14,779	1,182,320
Lumentum Holdings, Inc. (a) (b)	26,483	1,587,656
NETGEAR, Inc. (a)	13,349	838,985
NetScout Systems, Inc. (a)	30,160	761,540
Oclaro, Inc. (a)	71,689	640,900
Plantronics, Inc.	13,997	844,019
ViaSat, Inc. (a) (b)	23,039	1,473,344
Viavi Solutions, Inc. (a)	95,899	1,087,495
		14,875,885
Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 0.9%
AECOM (a)	67,885	$ 2,217,124
Aegion Corp. (a)	13,807	350,422
Comfort Systems USA, Inc.	15,640	882,096
Dycom Industries, Inc. (a)	13,155	1,112,913
EMCOR Group, Inc.	24,038	1,805,494
Granite Construction, Inc.	19,341	883,884
KBR, Inc.	59,564	1,258,587
MYR Group, Inc. (a)	6,903	225,314
Orion Group Holdings, Inc. (a)	11,844	89,422
Valmont Industries, Inc.	9,525	1,319,213
		10,144,469
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	20,272	1,727,985
US Concrete, Inc. (a) (b)	6,230	285,646
		2,013,631
CONSUMER FINANCE — 0.8%
Encore Capital Group, Inc. (a) (b)	10,085	361,547
Enova International, Inc. (a)	14,542	418,810
EZCORP, Inc. Class A (a) (b)	21,457	229,590
FirstCash, Inc.	18,429	1,511,178
Green Dot Corp. Class A (a)	19,183	1,703,834
Navient Corp.	98,962	1,334,008
PRA Group, Inc. (a)	19,230	692,280
SLM Corp. (a)	183,504	2,046,069
World Acceptance Corp. (a)	2,512	287,272
		8,584,588
CONTAINERS & PACKAGING — 0.9%
AptarGroup, Inc.	25,924	2,793,052
Bemis Co., Inc.	37,918	1,842,815
Greif, Inc. Class A	11,041	592,460
Myers Industries, Inc.	11,582	269,281
Owens-Illinois, Inc. (a)	66,305	1,245,871
Silgan Holdings, Inc.	31,326	870,863
Sonoco Products Co.	41,642	2,311,131
		9,925,473
DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc.	19,401	658,858
Pool Corp.	16,844	2,810,927
		3,469,785
DIVERSIFIED CONSUMER SERVICES — 0.9%
Adtalem Global Education, Inc. (a)	25,641	1,235,896
American Public Education, Inc. (a)	6,951	229,731
Career Education Corp. (a)	27,685	413,337
Graham Holdings Co. Class B	1,805	1,045,637
Regis Corp. (a)	14,599	298,258
Service Corp. International	75,137	3,321,055
Sotheby's (a)	15,710	772,775
Strategic Education, Inc.	8,713	1,193,942
Weight Watchers International, Inc. (a) (b)	15,259	1,098,495
		9,609,126

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
ATN International, Inc.	4,470	$ 330,244
Cincinnati Bell, Inc. (a)	22,144	353,197
Cogent Communications Holdings, Inc.	17,440	973,152
Consolidated Communications Holdings, Inc. (b)	26,928	351,141
Frontier Communications Corp. (b)	44,111	286,280
Iridium Communications, Inc. (a)	35,264	793,440
Vonage Holdings Corp. (a)	90,349	1,279,342
		4,366,796
ELECTRIC UTILITIES — 1.0%
ALLETE, Inc.	21,625	1,622,091
El Paso Electric Co.	17,192	983,383
Hawaiian Electric Industries, Inc.	45,982	1,636,500
IDACORP, Inc.	21,032	2,087,005
OGE Energy Corp.	83,244	3,023,422
PNM Resources, Inc.	33,625	1,326,506
		10,678,907
ELECTRICAL EQUIPMENT — 1.1%
Acuity Brands, Inc.	16,779	2,637,659
AZZ, Inc.	11,008	555,904
Encore Wire Corp.	8,870	444,387
EnerSys	17,890	1,558,756
Hubbell, Inc.	22,775	3,042,057
nVent Electric PLC	68,239	1,853,371
Powell Industries, Inc.	3,889	141,015
Regal Beloit Corp.	18,110	1,493,169
Vicor Corp. (a)	6,922	318,412
		12,044,730
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.4%
Anixter International, Inc. (a)	12,254	861,456
Arrow Electronics, Inc. (a)	36,772	2,710,832
Avnet, Inc.	48,200	2,157,914
Badger Meter, Inc.	12,356	654,250
Bel Fuse, Inc. Class B	4,067	107,775
Belden, Inc. (b)	17,122	1,222,682
Benchmark Electronics, Inc.	20,149	471,487
Cognex Corp.	71,623	3,997,996
Coherent, Inc. (a) (b)	10,223	1,760,298
Control4 Corp. (a)	8,426	289,265
CTS Corp.	13,749	471,591
Daktronics, Inc.	16,450	128,968
Electro Scientific Industries, Inc. (a)	14,540	253,723
ePlus, Inc. (a)	5,779	535,713
Fabrinet (a)	15,764	729,243
FARO Technologies, Inc. (a)	7,104	457,142
II-VI, Inc. (a)	23,369	1,105,354
Insight Enterprises, Inc. (a)	15,019	812,378
Itron, Inc. (a)	13,924	893,921
Jabil, Inc.	64,407	1,744,142
KEMET Corp. (a)	20,939	388,418
Keysight Technologies, Inc. (a)	78,084	5,175,407
Security Description	Shares	Value
Knowles Corp. (a)	37,905	$ 629,981
Littelfuse, Inc.	10,320	2,042,225
Methode Electronics, Inc.	15,545	562,729
MTS Systems Corp.	7,616	416,976
National Instruments Corp.	45,563	2,202,060
OSI Systems, Inc. (a)	7,333	559,581
Park Electrochemical Corp.	7,976	155,452
Plexus Corp. (a)	13,397	783,858
Rogers Corp. (a)	7,693	1,133,333
Sanmina Corp. (a)	28,769	794,024
ScanSource, Inc. (a)	11,023	439,818
SYNNEX Corp.	12,444	1,054,007
Tech Data Corp. (a)	14,765	1,056,731
Trimble, Inc. (a)	104,145	4,526,142
TTM Technologies, Inc. (a)	39,126	622,495
Vishay Intertechnology, Inc.	56,057	1,140,760
Zebra Technologies Corp. Class A (a)	22,528	3,983,626
		49,033,753
ENERGY EQUIPMENT & SERVICES — 2.1%
Apergy Corp. (a)	32,499	1,415,656
Archrock, Inc.	54,472	664,558
Bristow Group, Inc. (a) (b)	13,689	166,048
C&J Energy Services, Inc. (a) (b)	27,151	564,741
CARBO Ceramics, Inc. (a) (b)	8,960	64,960
Core Laboratories NV	18,420	2,133,589
Diamond Offshore Drilling, Inc. (a) (b)	27,084	541,680
Dril-Quip, Inc. (a)	16,086	840,493
Ensco PLC Class A (b)	184,490	1,557,096
Era Group, Inc. (a)	8,491	104,864
Exterran Corp. (a)	13,464	357,200
Geospace Technologies Corp. (a)	5,547	75,994
Gulf Island Fabrication, Inc.	5,643	56,148
Helix Energy Solutions Group, Inc. (a)	56,981	562,972
KLX Energy Services Holdings, Inc. (a)	8,514	272,533
Matrix Service Co. (a)	11,121	274,133
McDermott International, Inc. (a) (b)	76,036	1,401,343
Nabors Industries, Ltd. (b)	135,537	834,908
Newpark Resources, Inc. (a)	37,305	386,107
Noble Corp. PLC (a)	99,623	700,350
Oceaneering International, Inc.	41,213	1,137,479
Oil States International, Inc. (a)	25,483	846,036
Patterson-UTI Energy, Inc.	91,654	1,568,200
Pioneer Energy Services Corp. (a)	32,745	96,598
ProPetro Holding Corp. (a) (b)	30,644	505,319
Rowan Cos. PLC Class A (a)	48,087	905,478
SEACOR Holdings, Inc. (a)	7,122	351,898
Superior Energy Services, Inc. (a)	62,606	609,782
TETRA Technologies, Inc. (a)	49,352	222,577
Transocean, Ltd. (a) (b)	178,888	2,495,488
Unit Corp. (a)	22,649	590,233
US Silica Holdings, Inc. (b)	33,328	627,566
		22,932,027

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
ENTERTAINMENT — 0.6%
Cinemark Holdings, Inc.	44,791	$ 1,800,598
Live Nation Entertainment, Inc. (a)	57,141	3,112,470
Marcus Corp.	8,284	348,342
World Wrestling Entertainment, Inc. Class A	18,109	1,751,684
		7,013,094
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.5%
Acadia Realty Trust REIT	34,762	974,379
Agree Realty Corp. REIT	13,229	702,724
Alexander & Baldwin, Inc. (a)	26,477	600,763
American Assets Trust, Inc. REIT	15,703	585,565
American Campus Communities, Inc. REIT	57,085	2,349,619
Armada Hoffler Properties, Inc. REIT	19,238	290,686
Camden Property Trust REIT	38,679	3,619,194
CareTrust REIT, Inc.	32,781	580,552
CBL & Associates Properties, Inc. REIT (b)	72,325	288,577
Cedar Realty Trust, Inc. REIT	32,927	153,440
Chatham Lodging Trust REIT	19,342	404,054
Chesapeake Lodging Trust REIT	25,372	813,680
Community Healthcare Trust, Inc. REIT	7,352	227,765
CoreCivic, Inc. REIT	49,980	1,216,013
CoreSite Realty Corp. REIT	14,653	1,628,534
Corporate Office Properties Trust REIT	43,392	1,294,383
Cousins Properties, Inc. REIT	178,274	1,584,856
CyrusOne, Inc. REIT	42,229	2,677,319
DiamondRock Hospitality Co. REIT	84,543	986,617
Douglas Emmett, Inc. REIT	67,593	2,549,608
Easterly Government Properties, Inc. REIT	25,070	485,606
EastGroup Properties, Inc. REIT	14,767	1,412,021
EPR Properties REIT	30,950	2,117,289
First Industrial Realty Trust, Inc. REIT	52,435	1,646,459
Four Corners Property Trust, Inc. REIT	25,990	667,683
Franklin Street Properties Corp. REIT	45,244	361,500
GEO Group, Inc. REIT	50,723	1,276,191
Getty Realty Corp. REIT	13,682	390,758
Global Net Lease, Inc. REIT (b)	28,801	600,501
Government Properties Income Trust REIT (b)	42,126	475,603
Granite Point Mortgage Trust, Inc. REIT	17,872	344,572
Healthcare Realty Trust, Inc. REIT	52,985	1,550,341
Hersha Hospitality Trust REIT	16,005	362,833
Highwoods Properties, Inc. REIT	43,066	2,035,299
Hospitality Properties Trust REIT	69,512	2,004,726
Independence Realty Trust, Inc. REIT	38,294	403,236
Security Description	Shares	Value
iStar, Inc. REIT (b)	28,552	$ 318,926
JBG SMITH Properties REIT	45,122	1,661,843
Kilroy Realty Corp. REIT	41,749	2,992,986
Kite Realty Group Trust REIT	35,348	588,544
Lamar Advertising Co. Class A REIT	35,505	2,762,289
LaSalle Hotel Properties REIT	46,382	1,604,353
Lexington Realty Trust REIT	91,575	760,072
Liberty Property Trust REIT	61,539	2,600,023
Life Storage, Inc. REIT	19,728	1,877,316
LTC Properties, Inc. REIT	16,816	741,754
Mack-Cali Realty Corp. REIT	37,931	806,413
Medical Properties Trust, Inc. REIT	151,937	2,265,381
National Retail Properties, Inc. REIT	64,936	2,910,432
National Storage Affiliates Trust REIT	24,333	619,032
Omega Healthcare Investors, Inc. REIT	83,913	2,749,829
Pennsylvania Real Estate Investment Trust	26,713	252,705
PotlatchDeltic Corp. REIT	25,419	1,040,908
PS Business Parks, Inc. REIT	8,459	1,075,054
Ramco-Gershenson Properties Trust REIT	33,454	454,974
Rayonier, Inc. REIT	54,717	1,849,982
Retail Opportunity Investments Corp. REIT	48,178	899,483
Sabra Health Care REIT, Inc. (b)	75,630	1,748,566
Saul Centers, Inc. REIT	5,107	285,992
Senior Housing Properties Trust REIT	100,703	1,768,345
Summit Hotel Properties, Inc. REIT	44,080	596,402
Tanger Factory Outlet Centers, Inc. REIT	40,096	917,396
Taubman Centers, Inc. REIT	25,806	1,543,973
Uniti Group, Inc. REIT (a)	70,130	1,413,119
Universal Health Realty Income Trust REIT	5,304	394,671
Urban Edge Properties REIT	44,774	988,610
Urstadt Biddle Properties, Inc. Class A REIT	12,540	266,977
Washington Prime Group, Inc. REIT (b)	75,545	551,478
Weingarten Realty Investors REIT	49,746	1,480,441
Whitestone REIT	16,363	227,118
		82,678,333
FOOD & STAPLES RETAILING — 0.5%
Andersons, Inc.	11,097	417,802
Casey's General Stores, Inc.	15,221	1,965,183
SpartanNash Co.	15,283	306,577
Sprouts Farmers Market, Inc. (a)	52,302	1,433,598
SUPERVALU, Inc. (a)	15,304	493,095
United Natural Foods, Inc. (a)	21,485	643,476
		5,259,731

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
FOOD PRODUCTS — 1.9%
B&G Foods, Inc. (b)	28,077	$ 770,714
Calavo Growers, Inc. (b)	6,773	654,272
Cal-Maine Foods, Inc.	12,588	608,000
Darling Ingredients, Inc. (a)	69,631	1,345,271
Dean Foods Co.	38,441	272,931
Flowers Foods, Inc.	76,383	1,425,307
Hain Celestial Group, Inc. (a)	37,232	1,009,732
Ingredion, Inc.	29,564	3,103,037
J&J Snack Foods Corp.	6,347	957,699
John B Sanfilippo & Son, Inc.	3,799	271,173
Lamb Weston Holdings, Inc.	60,841	4,052,010
Lancaster Colony Corp.	8,203	1,223,970
Post Holdings, Inc. (a)	27,856	2,731,002
Sanderson Farms, Inc. (b)	7,772	803,392
Seneca Foods Corp. Class A (a)	2,867	96,618
Tootsie Roll Industries, Inc. (b)	8,154	238,504
TreeHouse Foods, Inc. (a)	23,977	1,147,299
		20,710,931
GAS UTILITIES — 1.7%
Atmos Energy Corp.	46,344	4,352,165
National Fuel Gas Co.	36,330	2,036,660
New Jersey Resources Corp.	37,249	1,717,179
Northwest Natural Holding Co.	12,167	813,972
ONE Gas, Inc.	22,273	1,832,622
South Jersey Industries, Inc. (b)	35,840	1,264,077
Southwest Gas Holdings, Inc.	20,408	1,612,844
Spire, Inc.	21,047	1,548,007
UGI Corp.	72,743	4,035,782
		19,213,308
HEALTH CARE EQUIPMENT & SUPPLIES — 4.0%
AngioDynamics, Inc. (a)	15,385	334,470
Anika Therapeutics, Inc. (a)	4,361	183,947
Avanos Medical, Inc. (a)	19,802	1,356,437
Cantel Medical Corp.	15,111	1,391,119
CONMED Corp.	10,521	833,474
CryoLife, Inc. (a)	14,024	493,645
Cutera, Inc. (a)	5,683	184,982
Globus Medical, Inc. Class A (a)	30,896	1,753,657
Haemonetics Corp. (a)	21,772	2,494,636
Heska Corp. (a)	2,758	312,509
Hill-Rom Holdings, Inc.	27,936	2,637,158
ICU Medical, Inc. (a)	6,862	1,940,230
Inogen, Inc. (a)	7,313	1,785,249
Integer Holdings Corp. (a)	12,020	997,059
Integra LifeSciences Holdings Corp. (a)	29,386	1,935,656
Invacare Corp. (b)	13,743	199,961
Lantheus Holdings, Inc. (a)	11,930	178,353
LeMaitre Vascular, Inc.	6,674	258,551
LivaNova PLC (a)	20,265	2,512,252
Masimo Corp. (a)	20,165	2,511,349
Meridian Bioscience, Inc.	17,782	264,952
Merit Medical Systems, Inc. (a)	21,583	1,326,275
Natus Medical, Inc. (a)	14,469	515,820
Neogen Corp. (a)	21,727	1,554,132
Security Description	Shares	Value
NuVasive, Inc. (a)	21,750	$ 1,543,815
OraSure Technologies, Inc. (a)	25,914	400,371
Orthofix Medical, Inc. (a)	8,289	479,187
STERIS PLC	35,229	4,030,198
Surmodics, Inc. (a)	5,629	420,205
Tactile Systems Technology, Inc. (a)	6,405	455,075
Teleflex, Inc.	19,142	5,093,495
Varex Imaging Corp. (a)	15,870	454,834
West Pharmaceutical Services, Inc.	30,632	3,782,133
		44,615,186
HEALTH CARE PROVIDERS & SERVICES — 2.4%
Acadia Healthcare Co., Inc. (a) (b)	34,721	1,222,179
Aceto Corp.	5,805	13,119
Amedisys, Inc. (a)	12,074	1,508,767
AMN Healthcare Services, Inc. (a)	20,149	1,102,150
BioTelemetry, Inc. (a)	13,044	840,686
Chemed Corp.	6,763	2,161,320
Community Health Systems, Inc. (a) (b)	45,884	158,759
CorVel Corp. (a)	4,056	244,374
Cross Country Healthcare, Inc. (a)	15,039	131,291
Diplomat Pharmacy, Inc. (a) (b)	20,513	398,157
Encompass Health Corp.	40,985	3,194,781
Ensign Group, Inc.	20,547	779,142
HealthEquity, Inc. (a)	21,630	2,042,088
LHC Group, Inc. (a)	12,195	1,255,963
LifePoint Health, Inc. (a)	16,448	1,059,251
Magellan Health, Inc. (a)	10,486	755,516
MEDNAX, Inc. (a)	38,910	1,815,541
Molina Healthcare, Inc. (a)	25,687	3,819,657
Owens & Minor, Inc. (b)	25,863	427,257
Patterson Cos., Inc. (b)	34,663	847,510
Providence Service Corp. (a)	4,596	309,219
Quorum Health Corp. (a)	8,942	52,400
Select Medical Holdings Corp. (a)	45,240	832,416
Tenet Healthcare Corp. (a)	34,683	987,078
Tivity Health, Inc. (a) (b)	14,519	466,786
US Physical Therapy, Inc.	5,404	640,914
		27,066,321
HEALTH CARE TECHNOLOGY — 0.6%
Allscripts Healthcare Solutions, Inc. (a)	72,762	1,036,858
Computer Programs & Systems, Inc.	5,097	136,854
HealthStream, Inc.	11,264	349,297
HMS Holdings Corp. (a)	35,297	1,158,095
Medidata Solutions, Inc. (a)	24,933	1,827,838
NextGen Healthcare, Inc. (a)	19,925	400,094
Omnicell, Inc. (a)	16,519	1,187,716
Tabula Rasa HealthCare, Inc. (a)	7,010	569,142
		6,665,894
HOTELS, RESTAURANTS & LEISURE — 3.3%
Belmond, Ltd. Class A (a)	35,664	650,868

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
BJ's Restaurants, Inc.	7,640	$ 551,608
Boyd Gaming Corp. (b)	33,626	1,138,240
Brinker International, Inc. (b)	17,040	796,279
Cheesecake Factory, Inc.	18,016	964,577
Churchill Downs, Inc.	4,838	1,343,513
Chuy's Holdings, Inc. (a)	7,273	190,916
Cracker Barrel Old Country Store, Inc. (b)	10,055	1,479,392
Dave & Buster's Entertainment, Inc.	16,815	1,113,489
Dine Brands Global, Inc. (b)	7,544	613,403
Domino's Pizza, Inc.	17,479	5,152,809
Dunkin' Brands Group, Inc.	34,748	2,561,623
El Pollo Loco Holdings, Inc. (a)	9,048	113,552
Eldorado Resorts, Inc. (a) (b)	25,361	1,232,545
Fiesta Restaurant Group, Inc. (a)	9,797	262,070
International Speedway Corp. Class A	10,480	459,024
Jack in the Box, Inc.	11,337	950,381
Marriott Vacations Worldwide Corp.	17,190	1,920,982
Monarch Casino & Resort, Inc. (a)	4,931	224,114
Papa John's International, Inc. (b)	9,339	478,904
Penn National Gaming, Inc. (a)	35,506	1,168,858
Red Robin Gourmet Burgers, Inc. (a) (b)	5,468	219,540
Ruth's Hospitality Group, Inc.	12,372	390,337
Scientific Games Corp. Class A (a)	22,506	571,652
Shake Shack, Inc. Class A (a)	10,691	673,640
Six Flags Entertainment Corp.	30,005	2,094,949
Sonic Corp.	14,294	619,502
Texas Roadhouse, Inc.	27,874	1,931,389
Wendy's Co.	76,450	1,310,353
Wingstop, Inc.	12,253	836,512
Wyndham Destinations, Inc.	41,763	1,810,844
Wyndham Hotels & Resorts, Inc.	41,814	2,323,604
		36,149,469
HOUSEHOLD DURABLES — 1.5%
Cavco Industries, Inc. (a)	3,606	912,318
Ethan Allen Interiors, Inc.	10,277	213,248
Helen of Troy, Ltd. (a)	11,007	1,440,816
Installed Building Products, Inc. (a)	8,846	344,994
iRobot Corp. (a) (b)	11,140	1,224,509
KB Home	35,733	854,376
La-Z-Boy, Inc.	20,193	638,099
LGI Homes, Inc. (a) (b)	7,773	368,751
M/I Homes, Inc. (a)	12,636	302,379
MDC Holdings, Inc.	19,184	567,463
Meritage Homes Corp. (a)	16,098	642,310
NVR, Inc. (a)	1,386	3,424,529
Tempur Sealy International, Inc. (a) (b)	19,553	1,034,354
Toll Brothers, Inc.	56,513	1,866,624
TopBuild Corp. (a)	15,057	855,539
TRI Pointe Group, Inc. (a)	64,059	794,332
Tupperware Brands Corp.	21,524	719,978
Universal Electronics, Inc. (a)	4,686	184,394
Security Description	Shares	Value
William Lyon Homes Class A (a)	11,922	$ 189,440
		16,578,453
HOUSEHOLD PRODUCTS — 0.3%
Central Garden & Pet Co. (a) (b)	4,459	160,702
Central Garden & Pet Co. Class A (a)	15,151	502,104
Energizer Holdings, Inc. (b)	25,126	1,473,640
WD-40 Co. (b)	5,845	1,005,925
		3,142,371
INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	24,875	3,029,775
Raven Industries, Inc.	15,104	691,008
		3,720,783
INSURANCE — 4.2%
Alleghany Corp.	6,175	4,029,373
Ambac Financial Group, Inc. (a)	19,136	390,757
American Equity Investment Life Holding Co.	38,372	1,356,834
American Financial Group, Inc.	28,806	3,196,602
AMERISAFE, Inc.	8,206	508,362
Aspen Insurance Holdings, Ltd.	25,180	1,052,524
Brown & Brown, Inc.	96,567	2,855,486
CNO Financial Group, Inc.	68,529	1,454,185
eHealth, Inc. (a)	7,128	201,437
Employers Holdings, Inc.	13,698	620,519
First American Financial Corp.	47,057	2,427,671
Genworth Financial, Inc. Class A (a)	210,467	877,647
Hanover Insurance Group, Inc.	17,710	2,184,883
HCI Group, Inc.	3,268	142,975
Horace Mann Educators Corp.	17,248	774,435
James River Group Holdings, Ltd.	12,665	539,782
Kemper Corp.	25,539	2,054,613
Maiden Holdings, Ltd.	29,417	83,838
Mercury General Corp.	11,460	574,834
Navigators Group, Inc.	9,522	657,970
Old Republic International Corp.	118,425	2,650,351
Primerica, Inc.	18,131	2,185,692
ProAssurance Corp.	20,958	983,978
Reinsurance Group of America, Inc.	26,485	3,828,672
RenaissanceRe Holdings, Ltd.	16,898	2,257,235
RLI Corp.	16,436	1,291,541
Safety Insurance Group, Inc.	6,377	571,379
Selective Insurance Group, Inc.	24,713	1,569,276
Stewart Information Services Corp.	9,972	448,840
Third Point Reinsurance, Ltd. (a)	32,752	425,776
United Fire Group, Inc.	8,918	452,767
United Insurance Holdings Corp.	8,377	187,477
Universal Insurance Holdings, Inc.	13,626	661,542
WR Berkley Corp.	40,278	3,219,421
		46,718,674
INTERACTIVE MEDIA & SERVICES — 0.1%
Cars.com, Inc. (a)	26,681	736,662
QuinStreet, Inc. (a)	15,686	212,859

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
XO Group, Inc. (a)	10,416	$ 359,144
		1,308,665
INTERNET & DIRECT MARKETING RETAIL — 0.3%
Liquidity Services, Inc. (a)	10,848	68,885
Nutrisystem, Inc. (b)	12,509	463,458
PetMed Express, Inc. (b)	8,721	287,880
Shutterfly, Inc. (a)	14,219	936,890
Shutterstock, Inc.	7,859	428,944
Stamps.com, Inc. (a)	6,894	1,559,423
		3,745,480
IT SERVICES — 3.2%
CACI International, Inc. Class A (a)	10,278	1,892,694
Cardtronics PLC Class A (a)	15,755	498,488
Convergys Corp.	39,100	928,234
CoreLogic, Inc. (a)	34,281	1,693,824
CSG Systems International, Inc.	14,234	571,353
EVERTEC, Inc.	25,369	611,393
ExlService Holdings, Inc. (a)	14,462	957,384
Jack Henry & Associates, Inc.	32,168	5,149,454
Leidos Holdings, Inc.	62,677	4,334,741
LiveRamp Holdings, Inc. (a)	32,121	1,587,099
ManTech International Corp. Class A	10,998	696,173
MAXIMUS, Inc.	26,801	1,743,673
NIC, Inc.	28,380	420,024
Perficient, Inc. (a)	15,023	400,363
Perspecta, Inc.	60,111	1,546,055
Sabre Corp.	104,300	2,720,144
Science Applications International Corp.	17,269	1,391,881
Sykes Enterprises, Inc. (a)	16,737	510,311
Teradata Corp. (a)	49,578	1,869,586
Travelport Worldwide, Ltd.	52,885	892,170
TTEC Holdings, Inc.	6,061	156,980
Unisys Corp. (a) (b)	21,145	431,358
Virtusa Corp. (a)	11,605	623,305
WEX, Inc. (a)	17,989	3,611,472
		35,238,159
LEISURE EQUIPMENT & PRODUCTS — 0.6%
Brunswick Corp.	36,151	2,422,840
Callaway Golf Co.	37,024	899,313
Nautilus, Inc. (a)	12,928	180,345
Polaris Industries, Inc.	24,364	2,459,546
Sturm Ruger & Co., Inc.	7,295	503,720
Vista Outdoor, Inc. (a)	20,135	360,215
		6,825,979
LIFE SCIENCES TOOLS & SERVICES — 1.3%
Bio-Rad Laboratories, Inc. Class A (a)	8,383	2,623,795
Bio-Techne Corp.	15,860	3,237,185
Cambrex Corp. (a)	13,772	942,005
Security Description	Shares	Value
Charles River Laboratories International, Inc. (a)	20,002	$ 2,691,069
Luminex Corp.	17,303	524,454
PRA Health Sciences, Inc. (a)	24,303	2,677,948
Syneos Health, Inc. (a)	25,561	1,317,669
		14,014,125
MACHINERY — 5.4%
Actuant Corp. Class A	25,864	721,606
AGCO Corp.	27,967	1,700,114
Alamo Group, Inc.	3,981	364,699
Albany International Corp. Class A	12,275	975,863
Astec Industries, Inc.	8,101	408,371
Barnes Group, Inc.	19,674	1,397,444
Briggs & Stratton Corp.	18,570	357,101
Chart Industries, Inc. (a)	13,004	1,018,603
CIRCOR International, Inc. (b)	8,145	386,888
Crane Co.	21,350	2,099,772
Donaldson Co., Inc.	53,743	3,131,067
EnPro Industries, Inc.	8,877	647,400
ESCO Technologies, Inc.	11,019	749,843
Federal Signal Corp.	25,350	678,873
Franklin Electric Co., Inc.	16,212	766,017
Graco, Inc.	69,589	3,224,754
Greenbrier Cos., Inc. (b)	12,082	726,128
Harsco Corp. (a)	33,978	970,072
Hillenbrand, Inc.	25,904	1,354,779
IDEX Corp.	31,985	4,818,860
ITT, Inc.	35,923	2,200,643
John Bean Technologies Corp.	13,160	1,569,988
Kennametal, Inc.	34,521	1,503,735
Lincoln Electric Holdings, Inc.	26,142	2,442,708
Lindsay Corp.	4,603	461,405
Lydall, Inc. (a)	7,281	313,811
Mueller Industries, Inc.	24,347	705,576
Nordson Corp.	21,333	2,963,154
Oshkosh Corp.	30,440	2,168,546
Proto Labs, Inc. (a)	11,232	1,816,776
SPX Corp. (a)	18,003	599,680
SPX FLOW, Inc. (a)	17,917	931,684
Standex International Corp.	5,513	574,730
Tennant Co.	7,591	576,536
Terex Corp.	27,212	1,086,031
Timken Co.	28,969	1,444,105
Titan International, Inc.	20,845	154,670
Toro Co.	43,838	2,628,965
Trinity Industries, Inc.	61,530	2,254,459
Wabash National Corp.	24,809	452,268
Wabtec Corp. (b)	35,726	3,746,943
Watts Water Technologies, Inc. Class A	11,827	981,641
Woodward, Inc.	23,450	1,896,167
		59,972,475
MARINE — 0.2%
Kirby Corp. (a)	22,656	1,863,456
Matson, Inc.	18,025	714,511
		2,577,967

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
MEDIA — 0.8%
AMC Networks, Inc. Class A (a) (b)	18,930	$ 1,255,816
Cable One, Inc.	2,109	1,863,533
EW Scripps Co. Class A	24,083	397,370
Gannett Co., Inc.	47,771	478,188
John Wiley & Sons, Inc. Class A	18,976	1,149,946
Meredith Corp. (b)	16,812	858,253
New Media Investment Group, Inc.	22,592	354,468
New York Times Co. Class A	58,763	1,360,363
Scholastic Corp.	11,620	542,538
TEGNA, Inc.	90,931	1,087,535
		9,348,010
METALS & MINING — 1.8%
AK Steel Holding Corp. (a) (b)	130,095	637,465
Allegheny Technologies, Inc. (a) (b)	53,172	1,571,233
Carpenter Technology Corp.	19,803	1,167,387
Century Aluminum Co. (a)	21,132	252,950
Commercial Metals Co.	49,143	1,008,414
Compass Minerals International, Inc. (b)	14,310	961,632
Haynes International, Inc.	5,171	183,571
Kaiser Aluminum Corp.	7,057	769,636
Materion Corp.	8,448	511,104
Olympic Steel, Inc.	4,024	83,981
Reliance Steel & Aluminum Co.	30,414	2,594,010
Royal Gold, Inc.	27,644	2,130,247
Steel Dynamics, Inc.	97,816	4,420,305
SunCoke Energy, Inc. (a)	27,039	314,193
TimkenSteel Corp. (a) (b)	16,436	244,403
United States Steel Corp. (b)	74,465	2,269,693
Worthington Industries, Inc.	16,863	731,180
		19,851,404
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.3%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	47,702	900,137
ARMOUR Residential REIT, Inc. (b)	17,536	393,683
Capstead Mortgage Corp. REIT	38,225	302,360
Invesco Mortgage Capital, Inc. REIT	47,096	745,059
New York Mortgage Trust, Inc. REIT (b)	51,192	311,247
PennyMac Mortgage Investment Trust REIT	25,319	512,457
Redwood Trust, Inc. REIT	32,214	523,155
		3,688,098
MULTI-UTILITIES — 0.8%
Avista Corp.	27,649	1,397,934
Black Hills Corp.	22,538	1,309,233
MDU Resources Group, Inc.	82,802	2,127,183
NorthWestern Corp.	20,817	1,221,125
Vectren Corp.	34,568	2,471,266
		8,526,741
Security Description	Shares	Value
MULTILINE RETAIL — 0.3%
Big Lots, Inc.	16,751	$ 700,024
Dillard's, Inc. Class A (b)	8,333	636,141
JC Penney Co., Inc. (a) (b)	100,198	166,329
Ollie's Bargain Outlet Holdings, Inc. (a)	21,001	2,018,196
		3,520,690
OIL, GAS & CONSUMABLE FUELS — 2.9%
Bonanza Creek Energy, Inc. (a)	8,491	252,862
Callon Petroleum Co. (a) (b)	95,145	1,140,789
Carrizo Oil & Gas, Inc. (a)	33,118	834,574
Chesapeake Energy Corp. (a) (b)	385,889	1,732,642
Cloud Peak Energy, Inc. (a)	35,667	82,034
CNX Resources Corp. (a)	83,713	1,197,933
CONSOL Energy, Inc. (a)	10,701	436,708
Denbury Resources, Inc. (a)	191,883	1,189,675
Energen Corp. (a)	34,140	2,941,844
Green Plains, Inc. (b)	16,601	285,537
Gulfport Energy Corp. (a)	58,684	610,900
HighPoint Resources Corp. (a) (b)	41,350	201,788
Laredo Petroleum, Inc. (a)	53,728	438,958
Matador Resources Co. (a) (b)	43,926	1,451,754
Murphy Oil Corp.	68,742	2,291,858
Oasis Petroleum, Inc. (a)	112,068	1,589,124
Par Pacific Holdings, Inc. (a)	11,409	232,744
PBF Energy, Inc. Class A	47,978	2,394,582
PDC Energy, Inc. (a)	27,896	1,365,788
Penn Virginia Corp. (a)	5,838	470,193
QEP Resources, Inc. (a)	101,224	1,145,856
Range Resources Corp. (b)	86,215	1,464,793
Renewable Energy Group, Inc. (a) (b)	14,143	407,318
REX American Resources Corp. (a) (b)	2,630	198,696
Ring Energy, Inc. (a)	24,136	239,188
SM Energy Co. (b)	43,540	1,372,816
Southwestern Energy Co. (a)	244,203	1,247,877
SRC Energy, Inc. (a)	102,260	909,091
World Fuel Services Corp.	26,242	726,379
WPX Energy, Inc. (a)	163,528	3,290,183
		32,144,484
PAPER & FOREST PRODUCTS — 0.6%
Boise Cascade Co.	16,375	602,600
Clearwater Paper Corp. (a)	3,955	117,464
Domtar Corp.	26,548	1,385,009
KapStone Paper and Packaging Corp.	36,552	1,239,478
Louisiana-Pacific Corp.	59,497	1,576,076
Neenah, Inc.	6,997	603,841
PH Glatfelter Co.	19,311	369,033
Schweitzer-Mauduit International, Inc.	12,993	497,762
		6,391,263
PERSONAL PRODUCTS — 0.4%
Avon Products, Inc. (a)	184,212	405,266
Edgewell Personal Care Co. (a)	22,717	1,050,207

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Inter Parfums, Inc.	7,221	$ 465,393
Medifast, Inc.	5,000	1,107,750
Nu Skin Enterprises, Inc. Class A	23,109	1,904,644
		4,933,260
PHARMACEUTICALS — 0.9%
Akorn, Inc. (a)	37,076	481,246
Amphastar Pharmaceuticals, Inc. (a)	14,841	285,541
ANI Pharmaceuticals, Inc. (a)	3,731	210,951
Assertio Therapeutics, Inc. (a)	22,059	129,707
Catalent, Inc. (a)	60,459	2,753,907
Corcept Therapeutics, Inc. (a) (b)	40,159	563,029
Endo International PLC (a) (b)	84,901	1,428,884
Innoviva, Inc. (a)	28,897	440,390
Lannett Co., Inc. (a) (b)	8,271	39,287
Mallinckrodt PLC (a)	32,209	944,046
Medicines Co. (a) (b)	27,170	812,655
Phibro Animal Health Corp. Class A	8,533	366,066
Prestige Consumer Healthcare, Inc. (a) (b)	21,581	817,704
Supernus Pharmaceuticals, Inc. (a)	21,979	1,106,643
		10,380,056
PROFESSIONAL SERVICES — 1.3%
ASGN, Inc. (a)	20,773	1,639,613
Dun & Bradstreet Corp.	15,676	2,233,987
Exponent, Inc.	21,887	1,173,143
Forrester Research, Inc.	4,169	191,357
FTI Consulting, Inc. (a)	15,972	1,168,991
Heidrick & Struggles International, Inc.	7,879	266,704
Insperity, Inc.	15,852	1,869,743
Kelly Services, Inc. Class A	12,799	307,560
Korn/Ferry International	23,981	1,180,824
ManpowerGroup, Inc.	27,010	2,321,780
Navigant Consulting, Inc.	19,315	445,404
Resources Connection, Inc.	12,184	202,254
TrueBlue, Inc. (a)	15,049	392,026
WageWorks, Inc. (a)	16,818	718,970
		14,112,356
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
HFF, Inc. Class A	15,640	664,387
Jones Lang LaSalle, Inc.	18,943	2,733,854
RE/MAX Holdings, Inc. Class A	7,529	333,911
Realogy Holdings Corp. (b)	52,830	1,090,411
		4,822,563
ROAD & RAIL — 1.4%
ArcBest Corp.	10,868	527,641
Avis Budget Group, Inc. (a) (b)	27,752	891,949
Genesee & Wyoming, Inc. Class A (a)	24,712	2,248,545
Heartland Express, Inc.	20,934	413,028
Knight-Swift Transportation Holdings, Inc. (b)	53,973	1,860,989
Landstar System, Inc.	17,087	2,084,614
Security Description	Shares	Value
Marten Transport, Ltd.	16,489	$ 347,094
Old Dominion Freight Line, Inc.	27,515	4,437,069
Ryder System, Inc.	22,360	1,633,845
Saia, Inc. (a)	10,706	818,474
Werner Enterprises, Inc.	18,869	667,019
		15,930,267
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Advanced Energy Industries, Inc. (a)	16,812	868,340
Axcelis Technologies, Inc. (a)	12,369	243,051
Brooks Automation, Inc.	29,636	1,038,149
Cabot Microelectronics Corp.	10,730	1,107,014
CEVA, Inc. (a)	9,715	279,306
Cirrus Logic, Inc. (a)	25,944	1,001,438
Cohu, Inc.	12,314	309,081
Cree, Inc. (a) (b)	42,040	1,592,055
Cypress Semiconductor Corp.	151,537	2,195,771
Diodes, Inc. (a)	16,415	546,455
DSP Group, Inc. (a)	9,750	116,025
First Solar, Inc. (a)	31,662	1,533,074
FormFactor, Inc. (a)	30,987	426,071
Ichor Holdings, Ltd. (a)	10,254	209,387
Integrated Device Technology, Inc. (a)	54,400	2,557,344
Kopin Corp. (a) (b)	28,503	68,977
Kulicke & Soffa Industries, Inc.	28,178	671,764
MaxLinear, Inc. (a) (b)	22,446	446,227
MKS Instruments, Inc.	23,036	1,846,335
Monolithic Power Systems, Inc.	16,285	2,044,256
Nanometrics, Inc. (a)	10,187	382,216
PDF Solutions, Inc. (a) (b)	12,829	115,846
Photronics, Inc. (a)	29,137	287,000
Power Integrations, Inc.	12,580	795,056
Rambus, Inc. (a)	46,081	502,744
Rudolph Technologies, Inc. (a)	13,656	333,889
Semtech Corp. (a)	28,100	1,562,360
Silicon Laboratories, Inc. (a)	18,355	1,684,989
SolarEdge Technologies, Inc. (a) (b)	16,305	613,883
Synaptics, Inc. (a)	14,490	661,034
Teradyne, Inc.	77,673	2,872,348
Ultra Clean Holdings, Inc. (a) (b)	17,346	217,692
Veeco Instruments, Inc. (a)	20,769	212,882
Versum Materials, Inc.	46,146	1,661,718
Xperi Corp.	16,987	252,257
		31,256,034
SOFTWARE — 3.9%
8x8, Inc. (a)	38,868	825,945
ACI Worldwide, Inc. (a)	48,638	1,368,673
Agilysys, Inc. (a)	6,314	102,918
Alarm.com Holdings, Inc. (a)	14,461	830,061
Blackbaud, Inc.	20,506	2,080,949
Bottomline Technologies DE, Inc. (a)	15,015	1,091,741
CDK Global, Inc.	53,883	3,370,920
CommVault Systems, Inc. (a)	16,154	1,130,780

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Ebix, Inc. (b)	9,374	$ 741,952
Fair Isaac Corp. (a)	12,128	2,771,854
Fortinet, Inc. (a)	60,243	5,558,622
j2 Global, Inc.	19,501	1,615,658
LivePerson, Inc. (a)	24,101	625,421
LogMeIn, Inc.	21,937	1,954,587
Manhattan Associates, Inc. (a)	27,888	1,522,685
MicroStrategy, Inc. Class A (a)	3,909	549,684
Monotype Imaging Holdings, Inc.	17,711	357,762
OneSpan, Inc. (a)	13,198	251,422
Progress Software Corp.	19,372	683,638
PTC, Inc. (a)	44,477	4,723,013
Qualys, Inc. (a)	13,910	1,239,381
SPS Commerce, Inc. (a)	7,302	724,650
TiVo Corp.	51,663	643,204
Tyler Technologies, Inc. (a)	16,145	3,956,494
Ultimate Software Group, Inc. (a)	13,036	4,200,069
		42,922,083
SPECIALTY RETAIL — 2.8%
Aaron's, Inc.	28,838	1,570,517
Abercrombie & Fitch Co. Class A	28,503	601,983
American Eagle Outfitters, Inc.	68,844	1,709,397
Asbury Automotive Group, Inc. (a)	7,727	531,231
Ascena Retail Group, Inc. (a)	70,048	320,119
AutoNation, Inc. (a)	23,936	994,541
Barnes & Noble Education, Inc. (a)	15,440	88,934
Barnes & Noble, Inc.	23,559	136,642
Bed Bath & Beyond, Inc. (b)	59,816	897,240
Big 5 Sporting Goods Corp. (b)	8,103	41,325
Buckle, Inc. (b)	11,803	272,059
Caleres, Inc.	18,126	649,998
Cato Corp. Class A	9,959	209,338
Chico's FAS, Inc.	54,062	468,718
Children's Place, Inc. (b)	6,647	849,487
Dick's Sporting Goods, Inc.	31,872	1,130,819
DSW, Inc. Class A	28,399	962,158
Express, Inc. (a)	31,558	349,031
Five Below, Inc. (a)	23,426	3,046,786
Francesca's Holdings Corp. (a) (b)	13,278	49,261
GameStop Corp. Class A (b)	41,218	629,399
Genesco, Inc. (a)	8,598	404,966
Group 1 Automotive, Inc.	8,221	533,543
Guess?, Inc.	23,665	534,829
Haverty Furniture Cos., Inc.	8,667	191,541
Hibbett Sports, Inc. (a) (b)	8,333	156,660
Kirkland's, Inc. (a)	6,649	67,088
Lithia Motors, Inc. Class A (b)	9,634	786,712
Lumber Liquidators Holdings, Inc. (a)	12,640	195,794
MarineMax, Inc. (a)	9,587	203,724
Michaels Cos., Inc. (a)	40,646	659,685
Monro, Inc. (b)	13,905	967,788
Murphy USA, Inc. (a)	12,486	1,067,054
Office Depot, Inc.	217,673	698,730
Rent-A-Center, Inc. (a)	18,511	266,188
RH (a) (b)	8,071	1,057,382
Sally Beauty Holdings, Inc. (a) (b)	51,104	939,803
Shoe Carnival, Inc.	4,775	183,838
Security Description	Shares	Value
Signet Jewelers, Ltd. (b)	21,861	$ 1,441,296
Sleep Number Corp. (a)	13,810	507,932
Sonic Automotive, Inc. Class A (b)	10,326	199,808
Tailored Brands, Inc.	21,089	531,232
Tile Shop Holdings, Inc.	13,862	99,113
Urban Outfitters, Inc. (a)	31,794	1,300,375
Vitamin Shoppe, Inc. (a) (b)	8,420	84,200
Williams-Sonoma, Inc. (b)	32,245	2,119,141
Zumiez, Inc. (a)	7,606	200,418
		30,907,823
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
3D Systems Corp. (a) (b)	46,905	886,505
Cray, Inc. (a)	17,030	366,145
Diebold Nixdorf, Inc. (b)	28,614	128,763
Electronics For Imaging, Inc. (a)	18,980	646,838
NCR Corp. (a)	49,651	1,410,585
		3,438,836
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Carter's, Inc.	19,402	1,913,037
Crocs, Inc. (a)	29,351	624,883
Deckers Outdoor Corp. (a)	12,476	1,479,404
Fossil Group, Inc. (a) (b)	19,094	444,508
G-III Apparel Group, Ltd. (a)	17,626	849,397
Movado Group, Inc.	6,591	276,163
Oxford Industries, Inc.	7,073	637,985
Perry Ellis International, Inc. (a)	5,252	143,537
Skechers U.S.A., Inc. Class A (a)	56,241	1,570,811
Steven Madden, Ltd.	21,981	1,162,795
Unifi, Inc. (a)	6,007	170,178
Vera Bradley, Inc. (a)	8,518	129,985
Wolverine World Wide, Inc.	39,777	1,553,292
		10,955,975
THRIFTS & MORTGAGE FINANCE — 0.8%
Axos Financial, Inc. (a) (b)	23,422	805,483
Dime Community Bancshares, Inc.	12,972	231,550
HomeStreet, Inc. (a)	11,891	315,112
LendingTree, Inc. (a) (b)	3,145	723,664
Meta Financial Group, Inc.	3,816	315,392
New York Community Bancorp, Inc.	207,017	2,146,766
NMI Holdings, Inc. Class A (a)	24,590	556,964
Northfield Bancorp, Inc.	19,438	309,453
Northwest Bancshares, Inc.	43,361	751,013
Oritani Financial Corp.	16,551	257,368
Provident Financial Services, Inc.	25,577	627,915
TrustCo Bank Corp. NY	40,312	342,652
Walker & Dunlop, Inc.	11,967	632,815
Washington Federal, Inc.	34,817	1,114,144
		9,130,291
TOBACCO — 0.1%
Universal Corp.	10,735	697,775

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.8%
Applied Industrial Technologies, Inc.	16,377	$ 1,281,500
DXP Enterprises, Inc. (a)	6,641	266,105
GATX Corp.	15,351	1,329,243
Kaman Corp.	11,758	785,199
MSC Industrial Direct Co., Inc. Class A	19,245	1,695,677
NOW, Inc. (a) (b)	43,978	727,836
Veritiv Corp. (a)	4,724	171,954
Watsco, Inc.	13,403	2,387,074
		8,644,588
WATER UTILITIES — 0.4%
American States Water Co.	15,593	953,356
Aqua America, Inc.	73,663	2,718,165
California Water Service Group	20,275	869,797
		4,541,318
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	9,373	144,344
Telephone & Data Systems, Inc.	39,043	1,188,079
		1,332,423
TOTAL COMMON STOCKS (Cost $1,051,319,307)		1,107,806,138
RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
Omthera Pharmaceuticals, Inc. (CVR) (expiring 12/31/20) (a) (b) (e) (Cost $0)	212	—
TOTAL RIGHTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (f) (g)	752,417	752,417
Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	23,603,604	$ 23,603,604
TOTAL SHORT-TERM INVESTMENTS (Cost $24,356,021)		24,356,021
TOTAL INVESTMENTS — 102.0% (Cost $1,075,675,328)		1,132,162,159
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(22,386,639)
NET ASSETS — 100.0%		$ 1,109,775,520

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2018, total aggregate fair value of securities is $22,180, representing less than 0.05% of net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2018.
(h)	Investment of cash collateral for securities loaned.

CVR	= Contingent Value Rights
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 15,615,105	$ —	$ —	$ 15,615,105
Air Freight & Logistics	2,587,445	—	—	2,587,445
Airlines	5,358,725	—	—	5,358,725
Auto Components	13,840,562	—	—	13,840,562
Automobiles	2,094,222	—	—	2,094,222
Banks	87,460,836	—	—	87,460,836
See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Beverages	$ 1,817,641	$ —	$ —	$ 1,817,641
Biotechnology	15,273,507	—	—	15,273,507
Building Products	11,475,298	—	—	11,475,298
Capital Markets	25,082,368	—	—	25,082,368
Chemicals	30,605,913	22,180	—	30,628,093
Commercial Services & Supplies	18,201,430	—	—	18,201,430
Communications Equipment	14,875,885	—	—	14,875,885
Construction & Engineering	10,144,469	—	—	10,144,469
Construction Materials	2,013,631	—	—	2,013,631
Consumer Finance	8,584,588	—	—	8,584,588
Containers & Packaging	9,925,473	—	—	9,925,473
Distributors	3,469,785	—	—	3,469,785
Diversified Consumer Services	9,609,126	—	—	9,609,126
Diversified Telecommunication Services	4,366,796	—	—	4,366,796
Electric Utilities	10,678,907	—	—	10,678,907
Electrical Equipment	12,044,730	—	—	12,044,730
Electronic Equipment, Instruments & Components	49,033,753	—	—	49,033,753
Energy Equipment & Services	22,932,027	—	—	22,932,027
Entertainment	7,013,094	—	—	7,013,094
Equity Real Estate Investment Trusts (REITs)	82,678,333	—	—	82,678,333
Food & Staples Retailing	5,259,731	—	—	5,259,731
Food Products	20,710,931	—	—	20,710,931
Gas Utilities	19,213,308	—	—	19,213,308
Health Care Equipment & Supplies	44,615,186	—	—	44,615,186
Health Care Providers & Services	27,066,321	—	—	27,066,321
Health Care Technology	6,665,894	—	—	6,665,894
Hotels, Restaurants & Leisure	36,149,469	—	—	36,149,469
Household Durables	16,578,453	—	—	16,578,453
Household Products	3,142,371	—	—	3,142,371
Industrial Conglomerates	3,720,783	—	—	3,720,783
Insurance	46,718,674	—	—	46,718,674
Interactive Media & Services	1,308,665	—	—	1,308,665
Internet & Direct Marketing Retail	3,745,480	—	—	3,745,480
IT Services	35,238,159	—	—	35,238,159
Leisure Equipment & Products	6,825,979	—	—	6,825,979
Life Sciences Tools & Services	14,014,125	—	—	14,014,125
Machinery	59,972,475	—	—	59,972,475
Marine	2,577,967	—	—	2,577,967
Media	9,348,010	—	—	9,348,010
Metals & Mining	19,851,404	—	—	19,851,404
Mortgage Real Estate Investment Trust (REITs)	3,688,098	—	—	3,688,098
Multi-Utilities	8,526,741	—	—	8,526,741
Multiline Retail	3,520,690	—	—	3,520,690
Oil, Gas & Consumable Fuels	32,144,484	—	—	32,144,484
Paper & Forest Products	6,391,263	—	—	6,391,263
Personal Products	4,933,260	—	—	4,933,260
Pharmaceuticals	10,380,056	—	—	10,380,056
Professional Services	14,112,356	—	—	14,112,356
Real Estate Management & Development	4,822,563	—	—	4,822,563
Road & Rail	15,930,267	—	—	15,930,267
Semiconductors & Semiconductor Equipment	31,256,034	—	—	31,256,034
Software	42,922,083	—	—	42,922,083
Specialty Retail	30,907,823	—	—	30,907,823
Technology Hardware, Storage & Peripherals	3,438,836	—	—	3,438,836
See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Textiles, Apparel & Luxury Goods	$ 10,955,975	$ —	$ —	$ 10,955,975
Thrifts & Mortgage Finance	9,130,291	—	—	9,130,291
Tobacco	697,775	—	—	697,775
Trading Companies & Distributors	8,644,588	—	—	8,644,588
Water Utilities	4,541,318	—	—	4,541,318
Wireless Telecommunication Services	1,332,423	—	—	1,332,423
Rights
Biotechnology	—	—	0(a)	0
Short-Term Investments	24,356,021	—	—	24,356,021
TOTAL INVESTMENTS	$1,132,139,979	$22,180	$ 0	$1,132,162,159

(a)	Fund held a Level 3 security that was valued at $0 at September 30, 2018.
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,009,450	$ 1,009,450	$12,150,438	$12,407,471	$—	$—	752,417	$ 752,417	$ 5,331	$—
State Street Navigator Securities Lending Government Money Market Portfolio	9,591,708	9,591,708	39,175,706	25,163,810	—	—	23,603,604	23,603,604	45,518	—
Total		$10,601,158	$51,326,144	$37,571,281	$—	$—		$24,356,021	$50,849	$—
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 3.1%
Boeing Co.	147,530	$ 54,866,407
General Dynamics Corp.	38,378	7,856,744
Harris Corp.	20,444	3,459,329
Huntington Ingalls Industries, Inc.	8,132	2,082,442
Lockheed Martin Corp.	42,454	14,687,386
Northrop Grumman Corp.	32,780	10,403,389
Raytheon Co.	48,040	9,927,946
Rockwell Collins, Inc.	45,263	6,358,094
TransDigm Group, Inc. (a)	13,469	5,014,509
		114,656,246
AIR FREIGHT & LOGISTICS — 0.6%
Expeditors International of Washington, Inc.	26,921	1,979,501
FedEx Corp.	38,265	9,213,829
United Parcel Service, Inc. Class B	94,161	10,993,297
		22,186,627
AIRLINES — 0.2%
American Airlines Group, Inc.	62,780	2,594,698
Southwest Airlines Co.	95,416	5,958,729
		8,553,427
AUTO COMPONENTS — 0.2%
Aptiv PLC	73,660	6,180,074
BorgWarner, Inc.	37,201	1,591,459
		7,771,533
BANKS — 1.2%
Bank of America Corp.	1,231,040	36,266,438
Comerica, Inc.	23,930	2,158,486
SVB Financial Group (a)	14,255	4,430,882
		42,855,806
BEVERAGES — 1.6%
Brown-Forman Corp. Class B	31,223	1,578,323
Coca-Cola Co.	477,237	22,043,577
Constellation Brands, Inc. Class A	46,316	9,986,656
Monster Beverage Corp. (a)	109,794	6,398,794
PepsiCo, Inc.	191,372	21,395,390
		61,402,740
BIOTECHNOLOGY — 3.8%
AbbVie, Inc.	418,087	39,542,669
Alexion Pharmaceuticals, Inc. (a)	31,736	4,411,621
Amgen, Inc.	105,394	21,847,122
Biogen, Inc. (a)	38,362	13,553,678
Celgene Corp. (a)	194,145	17,374,036
Gilead Sciences, Inc.	233,799	18,051,621
Incyte Corp. (a)	48,979	3,383,469
Regeneron Pharmaceuticals, Inc. (a)	21,597	8,726,052
Vertex Pharmaceuticals, Inc. (a)	70,664	13,619,780
		140,510,048
BUILDING PRODUCTS — 0.2%
Allegion PLC	17,166	1,554,724
AO Smith Corp.	40,440	2,158,283
Security Description	Shares	Value
Fortune Brands Home & Security, Inc.	40,819	$ 2,137,283
Masco Corp.	57,260	2,095,716
		7,946,006
CAPITAL MARKETS — 2.7%
Affiliated Managers Group, Inc.	6,329	865,301
Ameriprise Financial, Inc.	27,039	3,992,579
BlackRock, Inc.	19,896	9,377,581
Cboe Global Markets, Inc.	31,399	3,013,048
Charles Schwab Corp.	332,405	16,337,706
CME Group, Inc.	63,090	10,738,549
E*TRADE Financial Corp. (a)	71,738	3,758,354
Intercontinental Exchange, Inc.	158,301	11,855,162
Moody's Corp.	46,099	7,707,753
MSCI, Inc.	25,012	4,437,379
Nasdaq, Inc.	15,160	1,300,728
Northern Trust Corp.	31,735	3,241,095
Raymond James Financial, Inc.	17,439	1,605,260
S&P Global, Inc.	69,770	13,632,360
T Rowe Price Group, Inc.	67,016	7,316,807
		99,179,662
CHEMICALS — 1.0%
Air Products & Chemicals, Inc.	21,656	3,617,635
Albemarle Corp. (b)	17,855	1,781,572
CF Industries Holdings, Inc.	27,622	1,503,742
Ecolab, Inc.	32,320	5,067,130
FMC Corp.	37,413	3,261,665
International Flavors & Fragrances, Inc.	13,528	1,882,015
PPG Industries, Inc.	32,054	3,498,053
Praxair, Inc.	41,597	6,685,886
Sherwin-Williams Co.	22,740	10,351,475
		37,649,173
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Cintas Corp.	23,729	4,693,833
Copart, Inc. (a)	56,166	2,894,234
Republic Services, Inc.	28,713	2,086,287
Rollins, Inc.	27,000	1,638,630
Waste Management, Inc.	108,856	9,836,228
		21,149,212
COMMUNICATIONS EQUIPMENT — 1.1%
Arista Networks, Inc. (a)	13,184	3,505,098
Cisco Systems, Inc.	580,617	28,247,017
F5 Networks, Inc. (a)	9,851	1,964,486
Motorola Solutions, Inc.	44,746	5,823,245
		39,539,846
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	7,653	1,392,463
Vulcan Materials Co.	19,015	2,114,468
		3,506,931
CONSUMER FINANCE — 0.3%
American Express Co.	116,986	12,457,839

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
CONTAINERS & PACKAGING — 0.1%
Avery Dennison Corp.	23,941	$ 2,594,007
Packaging Corp. of America	17,258	1,893,030
Sealed Air Corp.	17,259	692,949
		5,179,986
DISTRIBUTORS — 0.0% (c)
LKQ Corp. (a)	49,421	1,565,163
DIVERSIFIED CONSUMER SERVICES — 0.0% (c)
H&R Block, Inc.	37,287	960,140
ELECTRIC UTILITIES — 0.4%
FirstEnergy Corp.	51,026	1,896,637
NextEra Energy, Inc.	66,822	11,199,367
		13,096,004
ELECTRICAL EQUIPMENT — 0.4%
AMETEK, Inc.	64,709	5,119,776
Emerson Electric Co.	72,196	5,528,770
Rockwell Automation, Inc.	23,416	4,390,968
		15,039,514
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	82,974	7,801,215
Corning, Inc.	223,673	7,895,657
FLIR Systems, Inc.	25,389	1,560,662
IPG Photonics Corp. (a)	10,080	1,573,186
TE Connectivity, Ltd.	69,288	6,092,494
		24,923,214
ENTERTAINMENT — 2.6%
Activision Blizzard, Inc.	210,929	17,547,183
Electronic Arts, Inc. (a)	84,146	10,138,752
Netflix, Inc. (a)	120,182	44,963,692
Take-Two Interactive Software, Inc. (a)	20,595	2,841,904
Walt Disney Co.	193,781	22,660,750
		98,152,281
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.4%
Alexandria Real Estate Equities, Inc. REIT	15,166	1,907,731
American Tower Corp. REIT	122,082	17,738,515
Apartment Investment & Management Co. Class A REIT	19,527	861,726
AvalonBay Communities, Inc. REIT	17,142	3,105,273
Boston Properties, Inc. REIT	19,130	2,354,712
Crown Castle International Corp. REIT	77,481	8,625,960
Digital Realty Trust, Inc. REIT	33,733	3,794,288
Equinix, Inc. REIT	21,683	9,386,354
Essex Property Trust, Inc. REIT	9,676	2,387,166
Extra Space Storage, Inc. REIT	34,714	3,007,621
Federal Realty Investment Trust REIT	9,711	1,228,150
Iron Mountain, Inc. REIT	34,679	1,197,119
Prologis, Inc. REIT	175,044	11,866,233
Public Storage REIT	23,410	4,720,158
Security Description	Shares	Value
SBA Communications Corp. REIT (a)	31,926	$ 5,128,273
Simon Property Group, Inc. REIT	41,968	7,417,844
UDR, Inc. REIT	49,200	1,989,156
Vornado Realty Trust REIT	31,350	2,288,550
		89,004,829
FOOD PRODUCTS — 0.2%
General Mills, Inc.	55,657	2,388,798
Hershey Co.	21,208	2,163,216
Kellogg Co.	25,290	1,770,806
McCormick & Co., Inc.	15,904	2,095,352
		8,418,172
HEALTH CARE EQUIPMENT & SUPPLIES — 4.6%
Abbott Laboratories	484,672	35,555,538
ABIOMED, Inc. (a)	11,660	5,244,085
Align Technology, Inc. (a)	19,774	7,735,984
Baxter International, Inc.	76,857	5,924,906
Becton Dickinson and Co.	73,914	19,291,554
Boston Scientific Corp. (a)	382,268	14,717,318
Cooper Cos., Inc.	13,736	3,806,932
Edwards Lifesciences Corp. (a)	57,827	10,067,681
Hologic, Inc. (a)	76,299	3,126,733
IDEXX Laboratories, Inc. (a)	23,597	5,891,227
Intuitive Surgical, Inc. (a)	31,382	18,013,268
Medtronic PLC	160,286	15,767,334
ResMed, Inc.	39,360	4,539,782
Stryker Corp.	85,751	15,236,238
Varian Medical Systems, Inc. (a)	13,659	1,528,852
Zimmer Biomet Holdings, Inc.	31,478	4,138,413
		170,585,845
HEALTH CARE PROVIDERS & SERVICES — 3.3%
Aetna, Inc.	45,165	9,161,720
Anthem, Inc.	37,601	10,304,554
Centene Corp. (a)	55,376	8,017,337
Cigna Corp.	67,106	13,974,825
HCA Healthcare, Inc.	40,265	5,601,667
Laboratory Corp. of America Holdings (a)	16,004	2,779,575
UnitedHealth Group, Inc.	265,754	70,701,194
WellCare Health Plans, Inc. (a)	8,392	2,689,552
		123,230,424
HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp. (a)	88,124	5,676,067
HOTELS, RESTAURANTS & LEISURE — 2.3%
Carnival Corp.	51,098	3,258,519
Chipotle Mexican Grill, Inc. (a)	2,183	992,217
Darden Restaurants, Inc.	20,403	2,268,610
Hilton Worldwide Holdings, Inc.	31,220	2,521,952
Marriott International, Inc. Class A	79,521	10,499,158
McDonald's Corp.	214,166	35,827,830
MGM Resorts International	62,285	1,738,374

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Norwegian Cruise Line Holdings, Ltd. (a)	56,881	$ 3,266,676
Royal Caribbean Cruises, Ltd.	31,299	4,066,992
Starbucks Corp.	238,400	13,550,656
Wynn Resorts, Ltd.	26,986	3,428,841
Yum! Brands, Inc.	39,406	3,582,399
		85,002,224
HOUSEHOLD DURABLES — 0.3%
D.R. Horton, Inc.	95,080	4,010,474
Garmin, Ltd.	15,619	1,094,111
Lennar Corp. Class A	44,881	2,095,494
Mohawk Industries, Inc. (a)	11,577	2,030,027
PulteGroup, Inc.	73,111	1,810,960
		11,041,066
HOUSEHOLD PRODUCTS — 1.0%
Church & Dwight Co., Inc.	35,977	2,135,955
Clorox Co.	19,918	2,995,866
Colgate-Palmolive Co.	112,625	7,540,244
Kimberly-Clark Corp.	43,000	4,886,520
Procter & Gamble Co.	254,248	21,161,061
		38,719,646
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (c)
NRG Energy, Inc.	45,179	1,689,695
INDUSTRIAL CONGLOMERATES — 1.7%
3M Co.	161,990	34,132,913
Honeywell International, Inc.	120,977	20,130,573
Roper Technologies, Inc.	28,332	8,392,221
		62,655,707
INSURANCE — 1.0%
Allstate Corp.	44,939	4,435,479
Aon PLC	39,889	6,134,131
Arthur J Gallagher & Co.	25,572	1,903,580
Marsh & McLennan Cos., Inc.	79,511	6,577,150
Principal Financial Group, Inc.	33,744	1,977,061
Progressive Corp.	161,500	11,472,960
Torchmark Corp.	12,038	1,043,574
Willis Towers Watson PLC	15,484	2,182,315
		35,726,250
INTERACTIVE MEDIA & SERVICES — 8.5%
Alphabet, Inc. Class A (a)	82,510	99,596,171
Alphabet, Inc. Class C (a)	84,985	101,427,048
Facebook, Inc. Class A (a)	664,753	109,325,278
TripAdvisor, Inc. (a) (b)	10,989	561,208
Twitter, Inc. (a)	198,651	5,653,608
		316,563,313
INTERNET & DIRECT MARKETING RETAIL — 7.1%
Amazon.com, Inc. (a)	113,134	226,607,402
Booking Holdings, Inc. (a)	13,107	26,004,288
eBay, Inc. (a)	257,914	8,516,320
Expedia Group, Inc.	19,805	2,584,157
		263,712,167
Security Description	Shares	Value
IT SERVICES — 7.1%
Accenture PLC Class A	111,420	$ 18,963,684
Akamai Technologies, Inc. (a)	19,250	1,408,137
Alliance Data Systems Corp.	7,845	1,852,675
Automatic Data Processing, Inc.	120,942	18,221,122
Broadridge Financial Solutions, Inc.	32,578	4,298,667
Cognizant Technology Solutions Corp. Class A	160,213	12,360,433
DXC Technology Co.	40,923	3,827,119
Fidelity National Information Services, Inc.	56,258	6,136,060
Fiserv, Inc. (a)	111,824	9,212,061
FleetCor Technologies, Inc. (a)	24,410	5,561,574
Gartner, Inc. (a)	25,156	3,987,226
Global Payments, Inc.	44,056	5,612,734
Mastercard, Inc. Class A	251,819	56,057,428
Paychex, Inc.	57,375	4,225,669
PayPal Holdings, Inc. (a)	326,703	28,697,592
Total System Services, Inc.	46,029	4,544,903
VeriSign, Inc. (a)	29,624	4,743,395
Visa, Inc. Class A (b)	490,462	73,613,442
Western Union Co.	49,452	942,555
		264,266,476
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	17,270	1,815,422
Mattel, Inc. (a) (b)	25,617	402,187
		2,217,609
LIFE SCIENCES TOOLS & SERVICES — 1.5%
Agilent Technologies, Inc.	88,844	6,267,056
Illumina, Inc. (a)	40,701	14,939,709
IQVIA Holdings, Inc. (a)	23,712	3,076,395
Mettler-Toledo International, Inc. (a)	6,993	4,258,597
PerkinElmer, Inc.	19,230	1,870,502
Thermo Fisher Scientific, Inc.	80,033	19,534,455
Waters Corp. (a)	21,242	4,135,392
		54,082,106
MACHINERY — 1.4%
Caterpillar, Inc.	85,306	13,008,312
Deere & Co.	49,131	7,385,863
Dover Corp.	23,876	2,113,742
Fortive Corp. (b)	56,160	4,728,672
Illinois Tool Works, Inc.	84,295	11,895,711
Ingersoll-Rand PLC	29,175	2,984,603
Parker-Hannifin Corp.	20,488	3,768,358
Stanley Black & Decker, Inc.	27,753	4,064,149
Xylem, Inc.	34,436	2,750,403
		52,699,813
MEDIA — 1.1%
CBS Corp. Class B	42,815	2,459,722
Charter Communications, Inc. Class A (a)	49,335	16,077,290
Comcast Corp. Class A	631,169	22,349,694
		40,886,706

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
MULTI-UTILITIES — 0.2%
Dominion Energy, Inc.	68,481	$ 4,812,845
WEC Energy Group, Inc.	37,153	2,480,334
		7,293,179
MULTILINE RETAIL — 0.2%
Dollar General Corp.	33,855	3,700,351
Dollar Tree, Inc. (a)	65,965	5,379,446
		9,079,797
OIL, GAS & CONSUMABLE FUELS — 0.3%
Cabot Oil & Gas Corp.	57,775	1,301,093
Cimarex Energy Co.	8,056	748,724
EOG Resources, Inc.	56,703	7,233,602
Hess Corp.	22,400	1,603,392
		10,886,811
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	61,838	8,986,298
PHARMACEUTICALS — 4.2%
Bristol-Myers Squibb Co.	283,811	17,618,987
Eli Lilly & Co.	160,998	17,276,695
Johnson & Johnson	399,916	55,256,394
Merck & Co., Inc.	271,721	19,275,888
Nektar Therapeutics (a)	44,734	2,726,985
Perrigo Co. PLC	13,455	952,614
Pfizer, Inc.	745,837	32,869,036
Zoetis, Inc.	133,722	12,243,586
		158,220,185
PROFESSIONAL SERVICES — 0.2%
Equifax, Inc.	19,728	2,575,885
Robert Half International, Inc.	20,030	1,409,711
Verisk Analytics, Inc. (a)	27,638	3,331,761
		7,317,357
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	84,388	3,721,511
ROAD & RAIL — 1.2%
CSX Corp.	225,288	16,682,576
JB Hunt Transport Services, Inc.	13,676	1,626,624
Kansas City Southern	13,511	1,530,526
Norfolk Southern Corp.	34,814	6,283,927
Union Pacific Corp.	106,230	17,297,431
		43,421,084
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.7%
Advanced Micro Devices, Inc. (a) (b)	77,465	2,392,894
Analog Devices, Inc.	102,385	9,466,517
Applied Materials, Inc.	271,391	10,489,262
Broadcom, Inc.	119,147	29,397,139
Intel Corp.	725,607	34,313,955
KLA-Tencor Corp.	43,387	4,412,892
Lam Research Corp.	43,516	6,601,377
Microchip Technology, Inc. (b)	65,001	5,129,229
Micron Technology, Inc. (a)	321,175	14,526,745
NVIDIA Corp.	168,083	47,234,685
Qorvo, Inc. (a)	35,414	2,722,982
Security Description	Shares	Value
QUALCOMM, Inc. (b)	136,456	$ 9,828,926
Skyworks Solutions, Inc.	49,426	4,483,433
Texas Instruments, Inc.	268,408	28,797,494
Xilinx, Inc.	43,200	3,463,344
		213,260,874
SOFTWARE — 10.1%
Adobe Systems, Inc. (a)	135,201	36,497,510
ANSYS, Inc. (a)	23,460	4,379,513
Autodesk, Inc. (a)	37,165	5,801,828
Cadence Design Systems, Inc. (a)	78,624	3,563,240
Citrix Systems, Inc. (a)	19,776	2,198,300
Intuit, Inc.	71,409	16,238,407
Microsoft Corp.	2,116,986	242,119,689
Oracle Corp.	398,027	20,522,272
Red Hat, Inc. (a)	49,211	6,706,475
salesforce.com, Inc. (a)	208,845	33,212,620
Symantec Corp.	78,607	1,672,757
Synopsys, Inc. (a)	40,921	4,035,220
		376,947,831
SPECIALTY RETAIL — 3.0%
AutoZone, Inc. (a)	3,140	2,435,698
CarMax, Inc. (a)	25,047	1,870,260
Home Depot, Inc.	315,835	65,425,220
Lowe's Cos., Inc.	152,304	17,487,545
O'Reilly Automotive, Inc. (a)	12,140	4,216,465
Ross Stores, Inc.	69,517	6,889,135
Tiffany & Co.	11,718	1,511,271
TJX Cos., Inc.	78,664	8,811,941
Tractor Supply Co.	13,955	1,268,230
Ulta Salon Cosmetics & Fragrance, Inc. (a)	10,800	3,046,896
		112,962,661
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.8%
Apple, Inc.	1,267,097	286,034,477
NetApp, Inc.	71,617	6,151,184
		292,185,661
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Hanesbrands, Inc.	40,828	752,460
Michael Kors Holdings, Ltd. (a)	41,118	2,819,050
NIKE, Inc. Class B	236,899	20,070,083
Tapestry, Inc.	31,245	1,570,686
VF Corp.	55,617	5,197,409
		30,409,688
TOBACCO — 0.9%
Altria Group, Inc.	291,504	17,580,606
Philip Morris International, Inc.	214,570	17,496,038
		35,076,644
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (b)	45,124	2,618,094
United Rentals, Inc. (a)	23,408	3,829,549
		6,447,643

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	27,389	$ 2,409,410
TOTAL COMMON STOCKS (Cost $3,326,643,250)		3,723,086,147
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (d) (e)	3,098,476	3,098,476
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	1,006,362	1,006,362
TOTAL SHORT-TERM INVESTMENTS (Cost $4,104,838)		4,104,838
TOTAL INVESTMENTS — 100.0% (Cost $3,330,748,088)		3,727,190,985
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (c)		(1,007,993)
NET ASSETS — 100.0%		$ 3,726,182,992

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2018.
(f)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 114,656,246	$—	$—	$ 114,656,246
Air Freight & Logistics	22,186,627	—	—	22,186,627
Airlines	8,553,427	—	—	8,553,427
Auto Components	7,771,533	—	—	7,771,533
Banks	42,855,806	—	—	42,855,806
Beverages	61,402,740	—	—	61,402,740
Biotechnology	140,510,048	—	—	140,510,048
Building Products	7,946,006	—	—	7,946,006
Capital Markets	99,179,662	—	—	99,179,662
Chemicals	37,649,173	—	—	37,649,173
Commercial Services & Supplies	21,149,212	—	—	21,149,212
Communications Equipment	39,539,846	—	—	39,539,846
Construction Materials	3,506,931	—	—	3,506,931
Consumer Finance	12,457,839	—	—	12,457,839
Containers & Packaging	5,179,986	—	—	5,179,986
Distributors	1,565,163	—	—	1,565,163
Diversified Consumer Services	960,140	—	—	960,140
Electric Utilities	13,096,004	—	—	13,096,004
Electrical Equipment	15,039,514	—	—	15,039,514
Electronic Equipment, Instruments & Components	24,923,214	—	—	24,923,214
Entertainment	98,152,281	—	—	98,152,281
Equity Real Estate Investment Trusts (REITs)	89,004,829	—	—	89,004,829
Food Products	8,418,172	—	—	8,418,172
Health Care Equipment & Supplies	170,585,845	—	—	170,585,845
Health Care Providers & Services	123,230,424	—	—	123,230,424
Health Care Technology	5,676,067	—	—	5,676,067
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Hotels, Restaurants & Leisure	$ 85,002,224	$—	$—	$ 85,002,224
Household Durables	11,041,066	—	—	11,041,066
Household Products	38,719,646	—	—	38,719,646
Independent Power & Renewable Electricity Producers	1,689,695	—	—	1,689,695
Industrial Conglomerates	62,655,707	—	—	62,655,707
Insurance	35,726,250	—	—	35,726,250
Interactive Media & Services	316,563,313	—	—	316,563,313
Internet & Direct Marketing Retail	263,712,167	—	—	263,712,167
IT Services	264,266,476	—	—	264,266,476
Leisure Equipment & Products	2,217,609	—	—	2,217,609
Life Sciences Tools & Services	54,082,106	—	—	54,082,106
Machinery	52,699,813	—	—	52,699,813
Media	40,886,706	—	—	40,886,706
Multi-Utilities	7,293,179	—	—	7,293,179
Multiline Retail	9,079,797	—	—	9,079,797
Oil, Gas & Consumable Fuels	10,886,811	—	—	10,886,811
Personal Products	8,986,298	—	—	8,986,298
Pharmaceuticals	158,220,185	—	—	158,220,185
Professional Services	7,317,357	—	—	7,317,357
Real Estate Management & Development	3,721,511	—	—	3,721,511
Road & Rail	43,421,084	—	—	43,421,084
Semiconductors & Semiconductor Equipment	213,260,874	—	—	213,260,874
Software	376,947,831	—	—	376,947,831
Specialty Retail	112,962,661	—	—	112,962,661
Technology Hardware, Storage & Peripherals	292,185,661	—	—	292,185,661
Textiles, Apparel & Luxury Goods	30,409,688	—	—	30,409,688
Tobacco	35,076,644	—	—	35,076,644
Trading Companies & Distributors	6,447,643	—	—	6,447,643
Water Utilities	2,409,410	—	—	2,409,410
Short-Term Investments	4,104,838	—	—	4,104,838
TOTAL INVESTMENTS	$3,727,190,985	$—	$—	$3,727,190,985
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,739,848	$1,739,848	$21,177,405	$19,818,777	$—	$—	3,098,476	$3,098,476	$10,466	$—
State Street Navigator Securities Lending Government Money Market Portfolio	34,656	34,656	1,670,140	698,434	—	—	1,006,362	1,006,362	2,664	—
Total		$1,774,504	$22,847,545	$20,517,211	$—	$—		$4,104,838	$13,130	$—
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUTOMOBILES — 2.2%
Ford Motor Co.	850,143	$ 7,863,823
General Motors Co.	227,643	7,664,740
		15,528,563
BANKS — 1.2%
People's United Financial, Inc.	487,517	8,346,291
BEVERAGES — 1.3%
Coca-Cola Co.	198,803	9,182,711
BIOTECHNOLOGY — 1.3%
AbbVie, Inc.	98,329	9,299,957
CAPITAL MARKETS — 1.1%
Invesco, Ltd.	342,544	7,837,407
CHEMICALS — 1.2%
LyondellBasell Industries NV Class A	82,938	8,501,974
CONTAINERS & PACKAGING — 1.2%
International Paper Co.	169,421	8,327,042
DIVERSIFIED CONSUMER SERVICES — 1.3%
H&R Block, Inc. (a)	358,975	9,243,606
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.0%
AT&T, Inc.	283,992	9,536,451
CenturyLink, Inc.	480,308	10,182,530
Verizon Communications, Inc.	174,488	9,315,914
		29,034,895
ELECTRIC UTILITIES — 11.4%
American Electric Power Co., Inc.	130,300	9,235,664
Duke Energy Corp.	112,658	9,014,893
Edison International	136,208	9,218,557
Entergy Corp.	113,955	9,245,169
Exelon Corp.	215,761	9,420,125
FirstEnergy Corp.	260,433	9,680,295
Pinnacle West Capital Corp.	113,770	9,008,309
PPL Corp. (a)	315,838	9,241,420
Southern Co.	189,009	8,240,792
		82,305,224
ELECTRICAL EQUIPMENT — 1.4%
Eaton Corp. PLC	116,047	10,064,756
ENERGY EQUIPMENT & SERVICES — 1.4%
Helmerich & Payne, Inc.	151,771	10,437,292
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 23.8%
Apartment Investment & Management Co. Class A REIT	216,596	9,558,382
Crown Castle International Corp. REIT	83,364	9,280,914
Digital Realty Trust, Inc. REIT	77,978	8,770,965
Extra Space Storage, Inc. REIT	96,143	8,329,830
HCP, Inc. REIT	347,324	9,141,568
Host Hotels & Resorts, Inc. REIT	425,214	8,972,015
Iron Mountain, Inc. REIT	256,342	8,848,926
Kimco Realty Corp. REIT	539,015	9,023,111
Macerich Co. REIT	157,229	8,693,191
Security Description	Shares	Value
Mid-America Apartment Communities, Inc. REIT	92,087	$ 9,225,276
Public Storage REIT	41,038	8,274,492
Realty Income Corp. REIT	163,511	9,302,141
Regency Centers Corp. REIT	147,367	9,530,224
Simon Property Group, Inc. REIT	52,939	9,356,968
SL Green Realty Corp. REIT	89,855	8,763,558
UDR, Inc. REIT	245,891	9,941,373
Ventas, Inc. REIT	155,717	8,467,890
Welltower, Inc. REIT	142,274	9,151,064
Weyerhaeuser Co. REIT	260,063	8,392,233
		171,024,121
FOOD PRODUCTS — 2.4%
General Mills, Inc.	208,534	8,950,279
Kraft Heinz Co.	150,629	8,301,164
		17,251,443
HEALTH CARE PROVIDERS & SERVICES — 1.4%
Cardinal Health, Inc.	182,686	9,865,044
HOUSEHOLD DURABLES — 2.3%
Garmin, Ltd.	141,723	9,927,696
Newell Brands, Inc. (a)	339,724	6,896,397
		16,824,093
HOUSEHOLD PRODUCTS — 2.7%
Kimberly-Clark Corp.	84,652	9,619,853
Procter & Gamble Co.	113,912	9,480,896
		19,100,749
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.3%
AES Corp.	685,404	9,595,656
INSURANCE — 3.9%
MetLife, Inc.	200,093	9,348,345
Principal Financial Group, Inc.	163,887	9,602,139
Prudential Financial, Inc.	91,555	9,276,353
		28,226,837
IT SERVICES — 2.5%
International Business Machines Corp.	61,433	9,289,284
Western Union Co.	444,384	8,469,959
		17,759,243
MEDIA — 1.3%
Interpublic Group of Cos., Inc.	411,803	9,417,935
MULTI-UTILITIES — 7.6%
CenterPoint Energy, Inc.	321,688	8,894,673
Consolidated Edison, Inc.	115,962	8,835,145
Dominion Energy, Inc.	126,893	8,918,040
DTE Energy Co.	84,282	9,197,695
Public Service Enterprise Group, Inc.	175,905	9,286,025
WEC Energy Group, Inc.	139,494	9,312,619
		54,444,197
MULTILINE RETAIL — 3.8%
Kohl's Corp.	123,352	9,195,892
Macy's, Inc.	228,258	7,927,400

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Target Corp.	113,402	$ 10,003,190
		27,126,482
OIL, GAS & CONSUMABLE FUELS — 7.4%
Chevron Corp.	72,624	8,880,463
Exxon Mobil Corp.	108,409	9,216,933
Kinder Morgan, Inc.	509,138	9,027,017
Occidental Petroleum Corp.	107,666	8,846,915
ONEOK, Inc.	127,719	8,658,071
Williams Cos., Inc.	307,938	8,372,834
		53,002,233
PHARMACEUTICALS — 1.5%
Pfizer, Inc.	238,343	10,503,776
PROFESSIONAL SERVICES — 1.2%
Nielsen Holdings PLC	304,507	8,422,664
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.5%
QUALCOMM, Inc. (a)	152,734	11,001,430
SPECIALTY RETAIL — 1.2%
L Brands, Inc.	286,649	8,685,465
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.4%
Seagate Technology PLC	161,309	7,637,981
Xerox Corp.	362,328	9,775,610
		17,413,591
TOBACCO — 2.5%
Altria Group, Inc.	155,113	9,354,865
Security Description	Shares	Value
Philip Morris International, Inc.	107,696	$ 8,781,532
		18,136,397
TOTAL COMMON STOCKS (Cost $711,006,084)		715,911,074
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d) (Cost $194,368)	194,368	194,368
TOTAL INVESTMENTS — 99.7% (Cost $711,200,452)		716,105,442
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		2,168,511
NET ASSETS — 100.0%		$ 718,273,953

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Automobiles	$ 15,528,563	$—	$—	$ 15,528,563
Banks	8,346,291	—	—	8,346,291
Beverages	9,182,711	—	—	9,182,711
Biotechnology	9,299,957	—	—	9,299,957
Capital Markets	7,837,407	—	—	7,837,407
Chemicals	8,501,974	—	—	8,501,974
Containers & Packaging	8,327,042	—	—	8,327,042
Diversified Consumer Services	9,243,606	—	—	9,243,606
Diversified Telecommunication Services	29,034,895	—	—	29,034,895
Electric Utilities	82,305,224	—	—	82,305,224
Electrical Equipment	10,064,756	—	—	10,064,756
Energy Equipment & Services	10,437,292	—	—	10,437,292
Equity Real Estate Investment Trusts (REITs)	171,024,121	—	—	171,024,121
Food Products	17,251,443	—	—	17,251,443
Health Care Providers & Services	9,865,044	—	—	9,865,044
Household Durables	16,824,093	—	—	16,824,093
Household Products	19,100,749	—	—	19,100,749
Independent Power & Renewable Electricity Producers	9,595,656	—	—	9,595,656
Insurance	28,226,837	—	—	28,226,837
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
IT Services	$ 17,759,243	$—	$—	$ 17,759,243
Media	9,417,935	—	—	9,417,935
Multi-Utilities	54,444,197	—	—	54,444,197
Multiline Retail	27,126,482	—	—	27,126,482
Oil, Gas & Consumable Fuels	53,002,233	—	—	53,002,233
Pharmaceuticals	10,503,776	—	—	10,503,776
Professional Services	8,422,664	—	—	8,422,664
Semiconductors & Semiconductor Equipment	11,001,430	—	—	11,001,430
Specialty Retail	8,685,465	—	—	8,685,465
Technology Hardware, Storage & Peripherals	17,413,591	—	—	17,413,591
Tobacco	18,136,397	—	—	18,136,397
Short-Term Investment	194,368	—	—	194,368
TOTAL INVESTMENTS	$716,105,442	$—	$—	$716,105,442
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	330,421	$330,421	$11,760,092	$11,896,145	$—	$—	194,368	$194,368	$1,625	$—
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.3%
Arconic, Inc.	63,349	$ 1,394,311
General Dynamics Corp.	20,224	4,140,257
Harris Corp.	6,314	1,068,392
Huntington Ingalls Industries, Inc.	2,060	527,525
L3 Technologies, Inc.	11,390	2,421,742
Lockheed Martin Corp.	13,697	4,738,614
Northrop Grumman Corp.	8,152	2,587,200
Raytheon Co.	16,166	3,340,866
Textron, Inc.	36,118	2,581,353
United Technologies Corp.	108,450	15,162,395
		37,962,655
AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	20,436	2,001,093
Expeditors International of Washington, Inc.	11,426	840,154
FedEx Corp.	15,235	3,668,436
United Parcel Service, Inc. Class B	51,255	5,984,021
		12,493,704
AIRLINES — 0.8%
Alaska Air Group, Inc.	17,901	1,232,663
American Airlines Group, Inc.	28,160	1,163,853
Delta Air Lines, Inc.	91,495	5,291,156
Southwest Airlines Co.	24,800	1,548,760
United Continental Holdings, Inc. (a)	33,263	2,962,402
		12,198,834
AUTO COMPONENTS — 0.1%
BorgWarner, Inc.	9,443	403,972
Goodyear Tire & Rubber Co.	35,514	830,672
		1,234,644
AUTOMOBILES — 0.8%
Ford Motor Co.	570,947	5,281,260
General Motors Co.	190,808	6,424,505
Harley-Davidson, Inc.	24,087	1,091,141
		12,796,906
BANKS — 11.5%
Bank of America Corp.	702,621	20,699,215
BB&T Corp.	112,626	5,466,866
Citigroup, Inc.	366,045	26,260,068
Citizens Financial Group, Inc.	69,191	2,668,697
Comerica, Inc.	12,388	1,117,398
Fifth Third Bancorp	96,897	2,705,364
Huntington Bancshares, Inc.	160,434	2,393,675
JPMorgan Chase & Co.	488,905	55,168,040
KeyCorp	153,054	3,044,244
M&T Bank Corp.	20,920	3,442,177
People's United Financial, Inc.	50,178	859,047
PNC Financial Services Group, Inc.	67,569	9,202,222
Regions Financial Corp.	160,309	2,941,670
SunTrust Banks, Inc.	66,983	4,473,795
US Bancorp	222,765	11,764,220
Wells Fargo & Co.	630,458	33,136,873
Security Description	Shares	Value
Zions Bancorp	28,903	$ 1,449,485
		186,793,056
BEVERAGES — 1.7%
Brown-Forman Corp. Class B	8,072	408,040
Coca-Cola Co.	306,196	14,143,193
Molson Coors Brewing Co. Class B	27,276	1,677,474
PepsiCo, Inc.	104,910	11,728,938
		27,957,645
BIOTECHNOLOGY — 1.1%
Alexion Pharmaceuticals, Inc. (a)	15,535	2,159,520
Amgen, Inc.	38,603	8,002,016
Biogen, Inc. (a)	9,121	3,222,541
Gilead Sciences, Inc.	66,253	5,115,394
		18,499,471
BUILDING PRODUCTS — 0.4%
Allegion PLC	5,009	453,665
Johnson Controls International PLC	134,743	4,716,005
Masco Corp.	15,527	568,288
		5,737,958
CAPITAL MARKETS — 2.8%
Affiliated Managers Group, Inc.	4,312	589,537
Ameriprise Financial, Inc.	6,416	947,387
Bank of New York Mellon Corp.	133,871	6,826,082
BlackRock, Inc.	7,298	3,439,766
CME Group, Inc.	16,405	2,792,295
Franklin Resources, Inc.	44,469	1,352,302
Goldman Sachs Group, Inc.	51,054	11,448,349
Invesco, Ltd.	60,102	1,375,134
Morgan Stanley	192,920	8,984,284
Nasdaq, Inc.	9,009	772,972
Northern Trust Corp.	14,286	1,459,029
Raymond James Financial, Inc.	9,824	904,299
State Street Corp. (b)	55,143	4,619,881
		45,511,317
CHEMICALS — 2.7%
Air Products & Chemicals, Inc.	20,402	3,408,154
Albemarle Corp. (c)	6,414	639,989
CF Industries Holdings, Inc.	19,974	1,087,384
DowDuPont, Inc.	335,641	21,585,073
Eastman Chemical Co.	20,597	1,971,545
Ecolab, Inc.	19,995	3,134,816
International Flavors & Fragrances, Inc.	4,431	616,441
LyondellBasell Industries NV Class A	46,474	4,764,050
Mosaic Co.	51,456	1,671,291
PPG Industries, Inc.	18,302	1,997,297
Praxair, Inc.	20,027	3,218,940
		44,094,980
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Republic Services, Inc.	17,160	1,246,846
Stericycle, Inc. (a)	12,399	727,573
		1,974,419

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.2%
Cisco Systems, Inc.	359,076	$ 17,469,047
F5 Networks, Inc. (a)	3,776	753,010
Juniper Networks, Inc.	51,105	1,531,617
		19,753,674
CONSTRUCTION & ENGINEERING — 0.2%
Fluor Corp.	20,702	1,202,786
Jacobs Engineering Group, Inc.	17,566	1,343,799
Quanta Services, Inc. (a)	22,049	735,996
		3,282,581
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	5,245	954,328
Vulcan Materials Co.	9,421	1,047,615
		2,001,943
CONSUMER FINANCE — 1.1%
American Express Co.	41,108	4,377,591
Capital One Financial Corp.	69,594	6,606,558
Discover Financial Services	49,808	3,807,822
Synchrony Financial	99,143	3,081,364
		17,873,335
CONTAINERS & PACKAGING — 0.5%
Ball Corp.	49,987	2,198,928
International Paper Co.	59,434	2,921,181
Packaging Corp. of America	4,855	532,545
Sealed Air Corp.	14,827	595,304
WestRock Co.	37,446	2,001,114
		8,249,072
DISTRIBUTORS — 0.2%
Genuine Parts Co.	21,487	2,135,808
LKQ Corp. (a)	18,755	593,971
		2,729,779
DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc.	10,730	276,298
DIVERSIFIED FINANCIAL SERVICES — 3.8%
Berkshire Hathaway, Inc. Class B (a)	283,580	60,717,314
Jefferies Financial Group, Inc.	42,189	926,470
		61,643,784
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.4%
AT&T, Inc.	1,056,280	35,469,883
CenturyLink, Inc.	138,232	2,930,518
Verizon Communications, Inc.	600,992	32,086,963
		70,487,364
ELECTRIC UTILITIES — 3.5%
Alliant Energy Corp.	33,424	1,422,860
American Electric Power Co., Inc.	71,695	5,081,742
Duke Energy Corp.	102,042	8,165,401
Edison International	47,875	3,240,180
Entergy Corp.	26,659	2,162,845
Evergy, Inc.	39,370	2,162,200
Eversource Energy	46,083	2,831,339
Security Description	Shares	Value
Exelon Corp.	140,800	$ 6,147,328
FirstEnergy Corp.	38,858	1,444,352
NextEra Energy, Inc.	33,559	5,624,488
PG&E Corp. (a)	75,707	3,483,279
Pinnacle West Capital Corp.	16,432	1,301,086
PPL Corp. (c)	102,156	2,989,084
Southern Co.	147,233	6,419,359
Xcel Energy, Inc.	74,185	3,502,274
		55,977,817
ELECTRICAL EQUIPMENT — 0.7%
Eaton Corp. PLC	62,979	5,462,169
Emerson Electric Co.	54,076	4,141,140
Rockwell Automation, Inc.	5,582	1,046,736
		10,650,045
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
FLIR Systems, Inc.	6,413	394,207
TE Connectivity, Ltd.	14,440	1,269,709
		1,663,916
ENERGY EQUIPMENT & SERVICES — 1.5%
Baker Hughes a GE Co.	60,698	2,053,413
Halliburton Co.	127,487	5,167,048
Helmerich & Payne, Inc.	15,653	1,076,457
National Oilwell Varco, Inc.	55,769	2,402,529
Schlumberger, Ltd.	201,312	12,263,927
TechnipFMC PLC	63,098	1,971,812
		24,935,186
ENTERTAINMENT — 1.6%
Take-Two Interactive Software, Inc. (a)	5,802	800,618
Twenty-First Century Fox, Inc. Class A	153,386	7,106,373
Twenty-First Century Fox, Inc. Class B	70,809	3,244,468
Viacom, Inc. Class B	51,039	1,723,077
Walt Disney Co.	114,626	13,404,365
		26,278,901
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.9%
Alexandria Real Estate Equities, Inc. REIT	6,864	863,423
Apartment Investment & Management Co. Class A REIT	12,528	552,861
AvalonBay Communities, Inc. REIT	11,359	2,057,683
Boston Properties, Inc. REIT	12,549	1,544,656
Crown Castle International Corp. REIT	19,379	2,157,464
Digital Realty Trust, Inc. REIT	12,085	1,359,321
Duke Realty Corp. REIT	53,111	1,506,759
Equity Residential REIT	54,030	3,580,028
Essex Property Trust, Inc. REIT	4,722	1,164,965
Federal Realty Investment Trust REIT	5,664	716,326
HCP, Inc. REIT	67,889	1,786,838
Host Hotels & Resorts, Inc. REIT	108,415	2,287,556

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Iron Mountain, Inc. REIT	22,894	$ 790,301
Kimco Realty Corp. REIT	61,555	1,030,431
Macerich Co. REIT	15,635	864,459
Mid-America Apartment Communities, Inc. REIT	16,532	1,656,176
Public Storage REIT	9,649	1,945,528
Realty Income Corp. REIT	41,504	2,361,162
Regency Centers Corp. REIT	24,664	1,595,021
Simon Property Group, Inc. REIT	22,975	4,060,831
SL Green Realty Corp. REIT	12,633	1,232,096
UDR, Inc. REIT	13,397	541,641
Ventas, Inc. REIT	51,953	2,825,204
Vornado Realty Trust REIT	9,224	673,352
Welltower, Inc. REIT	54,181	3,484,922
Weyerhaeuser Co. REIT	110,222	3,556,864
		46,195,868
FOOD & STAPLES RETAILING — 3.2%
Costco Wholesale Corp.	63,912	15,011,650
Kroger Co.	115,843	3,372,190
Sysco Corp.	69,795	5,112,484
Walmart, Inc.	208,759	19,604,558
Walgreens Boots Alliance, Inc.	122,668	8,942,497
		52,043,379
FOOD PRODUCTS — 2.1%
Archer-Daniels-Midland Co.	81,376	4,090,772
Campbell Soup Co. (c)	27,743	1,016,226
Conagra Brands, Inc.	56,935	1,934,082
General Mills, Inc.	56,235	2,413,606
Hershey Co.	9,421	960,942
Hormel Foods Corp. (c)	40,055	1,578,167
J.M. Smucker Co.	16,591	1,702,402
Kellogg Co.	23,430	1,640,569
Kraft Heinz Co.	90,481	4,986,408
McCormick & Co., Inc.	9,074	1,195,499
Mondelez International, Inc. Class A	213,334	9,164,829
Tyson Foods, Inc. Class A	43,434	2,585,626
		33,269,128
HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Baxter International, Inc.	31,521	2,429,954
Danaher Corp.	89,571	9,732,785
DENTSPLY SIRONA, Inc.	32,326	1,219,983
Medtronic PLC	111,922	11,009,767
Varian Medical Systems, Inc. (a)	6,214	695,533
Zimmer Biomet Holdings, Inc.	13,156	1,729,619
		26,817,641
HEALTH CARE PROVIDERS & SERVICES — 3.5%
Aetna, Inc.	23,768	4,821,339
AmerisourceBergen Corp.	23,326	2,151,124
Anthem, Inc.	17,454	4,783,269
Cardinal Health, Inc.	44,869	2,422,926
CVS Health Corp.	148,455	11,686,377
DaVita, Inc. (a)	18,576	1,330,599
Envision Healthcare Corp. (a)	17,656	807,409
Express Scripts Holding Co. (a)	82,126	7,802,791
Security Description	Shares	Value
HCA Healthcare, Inc.	18,009	$ 2,505,412
Henry Schein, Inc. (a)	22,473	1,910,879
Humana, Inc.	20,063	6,791,727
Laboratory Corp. of America Holdings (a)	6,260	1,087,237
McKesson Corp.	29,046	3,852,952
Quest Diagnostics, Inc.	19,735	2,129,604
Universal Health Services, Inc. Class B	12,572	1,607,204
WellCare Health Plans, Inc. (a)	2,711	868,848
		56,559,697
HOTELS, RESTAURANTS & LEISURE — 0.9%
Carnival Corp.	32,317	2,060,855
Chipotle Mexican Grill, Inc. (a)	2,219	1,008,580
Darden Restaurants, Inc.	7,283	809,797
Hilton Worldwide Holdings, Inc.	24,848	2,007,221
MGM Resorts International	40,911	1,141,826
Royal Caribbean Cruises, Ltd.	8,368	1,087,338
Starbucks Corp.	70,629	4,014,552
Yum! Brands, Inc.	25,428	2,311,660
		14,441,829
HOUSEHOLD DURABLES — 0.3%
Garmin, Ltd.	8,252	578,053
Leggett & Platt, Inc.	18,834	824,741
Lennar Corp. Class A	16,194	756,098
Mohawk Industries, Inc. (a)	3,161	554,281
Newell Brands, Inc.	63,220	1,283,366
Whirlpool Corp.	9,534	1,132,162
		5,128,701
HOUSEHOLD PRODUCTS — 1.8%
Church & Dwight Co., Inc.	16,816	998,366
Clorox Co.	8,161	1,227,496
Colgate-Palmolive Co.	66,869	4,476,879
Kimberly-Clark Corp.	28,269	3,212,489
Procter & Gamble Co.	228,147	18,988,675
		28,903,905
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	95,292	1,334,088
NRG Energy, Inc.	19,838	741,941
		2,076,029
INDUSTRIAL CONGLOMERATES — 1.3%
General Electric Co.	1,265,319	14,285,451
Honeywell International, Inc.	44,267	7,366,029
		21,651,480
INSURANCE — 3.9%
Aflac, Inc.	111,731	5,259,178
Allstate Corp.	26,683	2,633,612
American International Group, Inc.	129,244	6,880,951
Aon PLC	14,466	2,224,582
Arthur J Gallagher & Co.	13,237	985,362
Assurant, Inc.	7,709	832,187
Brighthouse Financial, Inc. (a)	17,417	770,528

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Chubb, Ltd.	67,340	$ 8,999,318
Cincinnati Financial Corp.	21,725	1,668,697
Everest Re Group, Ltd.	6,062	1,384,985
Hartford Financial Services Group, Inc.	52,179	2,606,863
Lincoln National Corp.	31,485	2,130,275
Loews Corp.	38,427	1,930,188
Marsh & McLennan Cos., Inc.	31,613	2,615,027
MetLife, Inc.	144,722	6,761,412
Principal Financial Group, Inc.	20,891	1,224,004
Prudential Financial, Inc.	60,642	6,144,247
Torchmark Corp.	8,951	775,962
Travelers Cos., Inc.	38,917	5,047,924
Unum Group	32,381	1,265,126
Willis Towers Watson PLC	11,150	1,571,481
		63,711,909
INTERACTIVE MEDIA & SERVICES — 0.0% (d)
TripAdvisor, Inc. (a)	9,690	494,868
INTERNET & DIRECT MARKETING RETAIL — 0.1%
Expedia Group, Inc.	7,283	950,286
IT SERVICES — 2.1%
Accenture PLC Class A	34,564	5,882,793
Akamai Technologies, Inc. (a)	15,166	1,109,393
Alliance Data Systems Corp.	2,664	629,130
DXC Technology Co.	19,807	1,852,350
Fidelity National Information Services, Inc.	18,356	2,002,089
International Business Machines Corp.	132,767	20,075,698
Paychex, Inc.	16,461	1,212,353
Western Union Co.	40,561	773,093
		33,536,899
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	7,896	830,028
Mattel, Inc. (a) (c)	36,392	571,354
		1,401,382
LIFE SCIENCES TOOLS & SERVICES — 0.4%
IQVIA Holdings, Inc. (a)	10,041	1,302,719
PerkinElmer, Inc.	6,139	597,141
Thermo Fisher Scientific, Inc.	16,375	3,996,810
		5,896,670
MACHINERY — 1.7%
Caterpillar, Inc.	41,444	6,319,795
Cummins, Inc.	21,810	3,185,787
Deere & Co.	21,200	3,186,996
Dover Corp.	9,435	835,280
Flowserve Corp.	18,807	1,028,555
Fortive Corp.	15,316	1,289,607
Ingersoll-Rand PLC	20,880	2,136,024
PACCAR, Inc.	51,183	3,490,169
Parker-Hannifin Corp.	8,563	1,574,993
Security Description	Shares	Value
Pentair PLC	23,897	$ 1,035,935
Snap-on, Inc.	8,313	1,526,267
Stanley Black & Decker, Inc.	7,663	1,122,170
Xylem, Inc.	8,252	659,087
		27,390,665
MEDIA — 1.3%
CBS Corp. Class B	27,493	1,579,473
Comcast Corp. Class A	332,557	11,775,843
Discovery, Inc. Class A (a) (c)	22,766	728,512
Discovery, Inc. Class C (a)	49,720	1,470,718
DISH Network Corp. Class A (a)	34,094	1,219,202
Interpublic Group of Cos., Inc.	56,197	1,285,225
News Corp. Class A	55,414	730,911
News Corp. Class B	17,507	238,095
Omnicom Group, Inc.	32,619	2,218,744
		21,246,723
METALS & MINING — 0.5%
Freeport-McMoRan, Inc.	210,736	2,933,445
Newmont Mining Corp.	78,037	2,356,717
Nucor Corp.	46,052	2,922,000
		8,212,162
MULTI-UTILITIES — 1.8%
Ameren Corp.	35,353	2,235,017
CenterPoint Energy, Inc.	62,786	1,736,033
CMS Energy Corp.	40,867	2,002,483
Consolidated Edison, Inc.	45,279	3,449,807
Dominion Energy, Inc.	59,368	4,172,383
DTE Energy Co.	26,401	2,881,141
NiSource, Inc.	50,266	1,252,629
Public Service Enterprise Group, Inc.	73,814	3,896,641
SCANA Corp.	20,805	809,106
Sempra Energy	39,798	4,527,023
WEC Energy Group, Inc.	26,858	1,793,040
		28,755,303
MULTILINE RETAIL — 0.8%
Dollar General Corp.	19,289	2,108,288
Kohl's Corp. (c)	24,216	1,805,303
Macy's, Inc.	44,899	1,559,342
Nordstrom, Inc. (c)	16,672	997,152
Target Corp.	76,524	6,750,182
		13,220,267
OIL, GAS & CONSUMABLE FUELS — 11.3%
Anadarko Petroleum Corp.	74,444	5,018,270
Andeavor	20,049	3,077,522
Apache Corp.	55,735	2,656,887
Cabot Oil & Gas Corp.	35,604	801,802
Chevron Corp.	278,289	34,029,179
Cimarex Energy Co.	9,346	868,617
Concho Resources, Inc. (a)	29,094	4,444,109
ConocoPhillips	168,993	13,080,058
Devon Energy Corp.	73,990	2,955,161
EOG Resources, Inc.	54,780	6,988,285
EQT Corp.	36,834	1,629,168
Exxon Mobil Corp.	615,817	52,356,761
Hess Corp.	25,261	1,808,182

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
HollyFrontier Corp.	23,549	$ 1,646,075
Kinder Morgan, Inc.	276,333	4,899,384
Marathon Oil Corp.	124,442	2,897,010
Marathon Petroleum Corp.	65,572	5,243,793
Newfield Exploration Co. (a)	28,552	823,154
Noble Energy, Inc.	70,538	2,200,080
Occidental Petroleum Corp.	111,361	9,150,533
ONEOK, Inc.	59,930	4,062,655
Phillips 66	61,069	6,883,698
Pioneer Natural Resources Co.	24,801	4,320,086
Valero Energy Corp.	62,123	7,066,491
Williams Cos., Inc.	172,480	4,689,731
		183,596,691
PERSONAL PRODUCTS — 0.1%
Coty, Inc. Class A (c)	67,966	853,653
PHARMACEUTICALS — 5.3%
Allergan PLC	46,397	8,837,701
Bristol-Myers Squibb Co.	88,108	5,469,745
Eli Lilly & Co.	54,208	5,817,061
Johnson & Johnson	179,726	24,832,741
Merck & Co., Inc.	243,663	17,285,453
Mylan NV (a)	75,313	2,756,456
Perrigo Co. PLC	11,809	836,077
Pfizer, Inc.	460,133	20,278,061
		86,113,295
PROFESSIONAL SERVICES — 0.4%
Equifax, Inc.	7,183	937,884
IHS Markit, Ltd. (a)	51,786	2,794,373
Nielsen Holdings PLC	50,008	1,383,221
Robert Half International, Inc.	7,321	515,252
Verisk Analytics, Inc. (a)	8,252	994,779
		6,625,509
ROAD & RAIL — 0.9%
JB Hunt Transport Services, Inc.	5,245	623,840
Kansas City Southern	7,953	900,916
Norfolk Southern Corp.	22,443	4,050,962
Union Pacific Corp.	51,642	8,408,867
		13,984,585
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
Advanced Micro Devices, Inc. (a) (c)	80,303	2,480,560
Intel Corp.	288,445	13,640,564
QUALCOMM, Inc. (c)	133,157	9,591,299
Xilinx, Inc.	14,519	1,163,988
		26,876,411
SOFTWARE — 1.0%
Autodesk, Inc. (a)	12,458	1,944,818
CA, Inc.	45,177	1,994,565
Citrix Systems, Inc. (a)	8,208	912,401
Oracle Corp.	201,451	10,386,814
Symantec Corp.	49,123	1,045,337
		16,283,935
SPECIALTY RETAIL — 1.6%
Advance Auto Parts, Inc.	10,790	1,816,281
Security Description	Shares	Value
AutoZone, Inc. (a)	2,238	$ 1,736,016
Best Buy Co., Inc.	35,711	2,834,025
CarMax, Inc. (a)	12,925	965,110
Foot Locker, Inc.	17,218	877,774
Gap, Inc.	31,376	905,198
L Brands, Inc.	33,208	1,006,202
Lowe's Cos., Inc.	37,735	4,332,733
O'Reilly Automotive, Inc. (a)	5,445	1,891,157
Ross Stores, Inc.	18,842	1,867,242
Tiffany & Co.	8,838	1,139,837
TJX Cos., Inc.	50,212	5,624,748
Tractor Supply Co.	10,535	957,421
Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,542	717,149
		26,670,893
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.9%
Hewlett Packard Enterprise Co.	214,096	3,491,906
HP, Inc.	230,149	5,930,940
Seagate Technology PLC	38,339	1,815,351
Western Digital Corp.	42,395	2,481,803
Xerox Corp.	32,302	871,508
		14,591,508
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Hanesbrands, Inc.	30,268	557,839
NIKE, Inc. Class B	61,456	5,206,552
PVH Corp.	11,281	1,628,977
Ralph Lauren Corp.	8,228	1,131,761
Tapestry, Inc.	25,535	1,283,645
Under Armour, Inc. Class A (a) (c)	26,706	566,701
Under Armour, Inc. Class C (a)	29,056	565,430
VF Corp.	17,966	1,678,923
		12,619,828
TOBACCO — 1.0%
Altria Group, Inc.	121,171	7,307,823
Philip Morris International, Inc.	113,059	9,218,831
		16,526,654
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (c)	18,591	1,078,650
W.W. Grainger, Inc.	6,670	2,383,925
		3,462,575
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	11,559	1,016,845
TOTAL COMMON STOCKS (Cost $1,608,155,459)		1,614,186,457
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (e) (f)	1,622,870	1,622,870

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	1,712,076	$ 1,712,076
TOTAL SHORT-TERM INVESTMENTS (Cost $3,334,946)		3,334,946
TOTAL INVESTMENTS — 100.0% (Cost $1,611,490,405)		1,617,521,403
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		288,599
NET ASSETS — 100.0%		$ 1,617,810,002

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at September 30, 2018.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2018.
(g)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 37,962,655	$—	$—	$ 37,962,655
Air Freight & Logistics	12,493,704	—	—	12,493,704
Airlines	12,198,834	—	—	12,198,834
Auto Components	1,234,644	—	—	1,234,644
Automobiles	12,796,906	—	—	12,796,906
Banks	186,793,056	—	—	186,793,056
Beverages	27,957,645	—	—	27,957,645
Biotechnology	18,499,471	—	—	18,499,471
Building Products	5,737,958	—	—	5,737,958
Capital Markets	45,511,317	—	—	45,511,317
Chemicals	44,094,980	—	—	44,094,980
Commercial Services & Supplies	1,974,419	—	—	1,974,419
Communications Equipment	19,753,674	—	—	19,753,674
Construction & Engineering	3,282,581	—	—	3,282,581
Construction Materials	2,001,943	—	—	2,001,943
Consumer Finance	17,873,335	—	—	17,873,335
Containers & Packaging	8,249,072	—	—	8,249,072
Distributors	2,729,779	—	—	2,729,779
Diversified Consumer Services	276,298	—	—	276,298
Diversified Financial Services	61,643,784	—	—	61,643,784
Diversified Telecommunication Services	70,487,364	—	—	70,487,364
Electric Utilities	55,977,817	—	—	55,977,817
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Electrical Equipment	$ 10,650,045	$—	$—	$ 10,650,045
Electronic Equipment, Instruments & Components	1,663,916	—	—	1,663,916
Energy Equipment & Services	24,935,186	—	—	24,935,186
Entertainment	26,278,901	—	—	26,278,901
Equity Real Estate Investment Trusts (REITs)	46,195,868	—	—	46,195,868
Food & Staples Retailing	52,043,379	—	—	52,043,379
Food Products	33,269,128	—	—	33,269,128
Health Care Equipment & Supplies	26,817,641	—	—	26,817,641
Health Care Providers & Services	56,559,697	—	—	56,559,697
Hotels, Restaurants & Leisure	14,441,829	—	—	14,441,829
Household Durables	5,128,701	—	—	5,128,701
Household Products	28,903,905	—	—	28,903,905
Independent Power and Renewable Electricity Producers	2,076,029	—	—	2,076,029
Industrial Conglomerates	21,651,480	—	—	21,651,480
Insurance	63,711,909	—	—	63,711,909
Interactive Media & Services	494,868	—	—	494,868
Internet & Direct Marketing Retail	950,286	—	—	950,286
IT Services	33,536,899	—	—	33,536,899
Leisure Equipment & Products	1,401,382	—	—	1,401,382
Life Sciences Tools & Services	5,896,670	—	—	5,896,670
Machinery	27,390,665	—	—	27,390,665
Media	21,246,723	—	—	21,246,723
Metals & Mining	8,212,162	—	—	8,212,162
Multi-Utilities	28,755,303	—	—	28,755,303
Multiline Retail	13,220,267	—	—	13,220,267
Oil, Gas & Consumable Fuels	183,596,691	—	—	183,596,691
Personal Products	853,653	—	—	853,653
Pharmaceuticals	86,113,295	—	—	86,113,295
Professional Services	6,625,509	—	—	6,625,509
Road & Rail	13,984,585	—	—	13,984,585
Semiconductors & Semiconductor Equipment	26,876,411	—	—	26,876,411
Software	16,283,935	—	—	16,283,935
Specialty Retail	26,670,893	—	—	26,670,893
Technology Hardware, Storage & Peripherals	14,591,508	—	—	14,591,508
Textiles, Apparel & Luxury Goods	12,619,828	—	—	12,619,828
Tobacco	16,526,654	—	—	16,526,654
Trading Companies & Distributors	3,462,575	—	—	3,462,575
Water Utilities	1,016,845	—	—	1,016,845
Short-Term Investments	3,334,946	—	—	3,334,946
TOTAL INVESTMENTS	$1,617,521,403	$—	$—	$1,617,521,403
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Corp.	46,791	$4,355,774	$ 900,369	$ 164,992	$1,799	$(473,069)	55,143	$4,619,881	$25,867	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,976,998	1,976,998	19,926,286	20,280,414	—	—	1,622,870	1,622,870	11,488	—
State Street Navigator Securities Lending Government Money Market Portfolio	1,630,828	1,630,828	4,505,730	4,424,482	—	—	1,712,076	1,712,076	5,053	—
Total		$7,963,600	$25,332,385	$24,869,888	$1,799	$(473,069)		$7,954,827	$42,408	$—
See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.1%
AAR Corp.	22,067	$ 1,056,789
Aerojet Rocketdyne Holdings, Inc. (a)	49,088	1,668,501
Aerovironment, Inc. (a)	14,375	1,612,444
Astronics Corp. (a)	14,374	625,269
Axon Enterprise, Inc. (a)	33,621	2,300,685
Cubic Corp.	13,180	962,799
Ducommun, Inc. (a)	6,981	285,104
Engility Holdings, Inc. (a)	12,528	450,883
Esterline Technologies Corp. (a)	14,377	1,307,588
KeyW Holding Corp. (a) (b)	8,844	76,589
KLX, Inc. (a)	28,069	1,762,172
Kratos Defense & Security Solutions, Inc. (a) (b)	61,207	904,639
Mercury Systems, Inc. (a)	31,734	1,755,525
Moog, Inc. Class A	2,862	246,046
National Presto Industries, Inc.	3,679	476,982
Sparton Corp. (a)	5,660	81,674
Triumph Group, Inc. (b)	27,893	649,907
Vectrus, Inc. (a)	7,737	241,317
Wesco Aircraft Holdings, Inc. (a)	44,335	498,769
		16,963,682
AIR FREIGHT & LOGISTICS — 0.3%
Air Transport Services Group, Inc. (a)	41,120	882,846
Atlas Air Worldwide Holdings, Inc. (a)	16,620	1,059,525
Echo Global Logistics, Inc. (a)	7,022	217,331
Forward Air Corp.	15,154	1,086,542
Hub Group, Inc. Class A (a)	22,037	1,004,887
Radiant Logistics, Inc. (a)	33,672	199,002
		4,450,133
AIRLINES — 0.4%
Allegiant Travel Co. (b)	8,642	1,095,806
Hawaiian Holdings, Inc.	34,458	1,381,766
SkyWest, Inc.	24,934	1,468,612
Spirit Airlines, Inc. (a)	39,478	1,854,282
		5,800,466
AUTO COMPONENTS — 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	73,333	1,278,927
Cooper Tire & Rubber Co. (b)	28,038	793,475
Cooper-Standard Holdings, Inc. (a)	11,592	1,390,808
Dana, Inc.	79,693	1,487,868
Dorman Products, Inc. (a)	18,535	1,425,712
Fox Factory Holding Corp. (a)	19,337	1,354,557
Gentherm, Inc. (a)	24,326	1,105,617
Horizon Global Corp. (a) (b)	20,081	143,178
LCI Industries	13,180	1,091,304
Modine Manufacturing Co. (a)	23,856	355,454
Motorcar Parts of America, Inc. (a)	14,186	332,662
Shiloh Industries, Inc. (a)	9,744	107,184
Standard Motor Products, Inc.	13,451	662,058
Stoneridge, Inc. (a)	14,250	423,510
Security Description	Shares	Value
Strattec Security Corp.	1,992	$ 71,015
Superior Industries International, Inc.	8,493	144,806
Tenneco, Inc.	28,918	1,218,605
Tower International, Inc.	13,377	404,654
Visteon Corp. (a)	19,388	1,801,145
VOXX International Corp. (a)	16,350	85,020
Workhorse Group, Inc. (a) (b)	18,241	19,518
		15,697,077
AUTOMOBILES — 0.0% (c)
Winnebago Industries, Inc.	15,175	503,051
BANKS — 8.9%
1st Constitution Bancorp (b)	4,084	84,539
1st Source Corp.	12,537	659,697
Access National Corp.	9,939	269,446
ACNB Corp.	5,477	203,744
Allegiance Bancshares, Inc. (a)	7,944	331,265
American National Bankshares, Inc.	6,441	251,199
Ameris Bancorp	26,442	1,208,399
Arrow Financial Corp.	9,673	357,885
Associated Banc-Corp.	101,266	2,632,916
Atlantic Capital Bancshares, Inc. (a)	17,436	292,053
Banc of California, Inc. (b)	18,374	347,269
BancFirst Corp.	7,572	453,941
Bancorp, Inc. (a)	29,550	283,384
BancorpSouth Bank	45,871	1,499,982
Bank of Commerce Holdings	9,744	118,877
Bank of Hawaii Corp.	26,940	2,125,835
Bank of Marin Bancorp	2,059	172,750
BankUnited, Inc.	60,468	2,140,567
Bankwell Financial Group, Inc.	4,047	126,914
Banner Corp.	21,682	1,347,970
Bar Harbor Bankshares	4,565	131,107
BCB Bancorp, Inc.	7,652	105,980
Berkshire Hills Bancorp, Inc.	25,690	1,045,583
Blue Hills Bancorp, Inc.	15,181	365,862
Boston Private Financial Holdings, Inc.	55,906	763,117
Bridge Bancorp, Inc.	8,555	284,026
Brookline Bancorp, Inc.	50,708	846,824
Bryn Mawr Bank Corp.	13,443	630,477
C&F Financial Corp.	2,092	122,905
Cadence BanCorp	16,410	428,629
Camden National Corp.	10,418	452,558
Capital City Bank Group, Inc.	7,792	181,865
Capstar Financial Holdings, Inc.	4,614	77,054
Carolina Financial Corp.	12,299	463,918
Cathay General Bancorp	37,288	1,545,215
CenterState Bank Corp.	46,077	1,292,460
Central Pacific Financial Corp.	9,844	260,177
Central Valley Community Bancorp	8,425	182,064
Chemical Financial Corp.	40,584	2,167,186
Chemung Financial Corp.	2,192	93,007
Citizens & Northern Corp.	8,924	233,363

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
City Holding Co.	10,440	$ 801,792
Civista Bancshares, Inc.	5,660	136,349
CNB Financial Corp.	8,800	253,968
CoBiz Financial, Inc.	22,818	505,191
Codorus Valley Bancorp, Inc.	6,499	203,029
Columbia Banking System, Inc.	34,643	1,343,109
Community Bank System, Inc.	33,518	2,046,944
Community Bankers Trust Corp. (a)	14,158	124,590
Community Financial Corp.	2,192	73,279
Community Trust Bancorp, Inc.	11,404	528,575
ConnectOne Bancorp, Inc.	14,249	338,414
County Bancorp, Inc.	3,138	78,764
Customers Bancorp, Inc. (a)	19,360	455,541
CVB Financial Corp.	69,863	1,559,342
DNB Financial Corp.	2,092	77,195
Eagle Bancorp, Inc. (a)	16,433	831,510
Enterprise Bancorp, Inc.	5,492	188,870
Enterprise Financial Services Corp.	14,634	776,334
Evans Bancorp, Inc.	3,138	147,329
Farmers & Merchants Bancorp, Inc. (b)	4,161	177,217
Farmers National Banc Corp.	17,373	265,807
FB Financial Corp.	8,652	338,985
FCB Financial Holdings, Inc. Class A (a)	25,780	1,221,972
Fidelity Southern Corp.	14,955	370,585
Financial Institutions, Inc.	10,446	328,004
First BanCorp (a)	143,601	1,306,769
First Bancorp, Inc.	5,077	147,081
First Bancorp/Southern Pines	19,369	784,638
First Bancshares, Inc.	7,781	303,848
First Busey Corp.	25,990	806,989
First Business Financial Services, Inc.	5,560	128,881
First Citizens BancShares, Inc. Class A	3,600	1,628,208
First Commonwealth Financial Corp.	36,710	592,499
First Community Bancshares, Inc.	10,614	359,602
First Connecticut Bancorp, Inc.	7,587	224,196
First Financial Bancorp	41,254	1,225,244
First Financial Bankshares, Inc. (b)	25,945	1,533,349
First Financial Corp.	7,724	387,745
First Financial Northwest, Inc.	5,560	92,129
First Foundation, Inc. (a)	13,182	205,903
First Guaranty Bancshares, Inc.	3,130	80,410
First Hawaiian, Inc.	30,560	830,010
First Internet Bancorp	4,514	137,451
First Interstate BancSystem, Inc. Class A	21,370	957,376
First Merchants Corp.	32,760	1,473,872
First Mid-Illinois Bancshares, Inc.	5,552	223,912
First Midwest Bancorp, Inc.	69,084	1,836,944
First Northwest Bancorp (a)	6,606	101,732
First of Long Island Corp.	15,703	341,540
Flushing Financial Corp.	18,981	463,136
FNB Corp.	184,492	2,346,738
Security Description	Shares	Value
Franklin Financial Network, Inc. (a)	1,172	$ 45,825
Fulton Financial Corp.	100,394	1,671,560
German American Bancorp, Inc.	12,736	449,326
Glacier Bancorp, Inc.	48,587	2,093,614
Great Southern Bancorp, Inc.	7,419	410,642
Great Western Bancorp, Inc.	39,643	1,672,538
Green Bancorp, Inc.	12,185	269,288
Guaranty Bancorp	17,209	511,107
Hancock Whitney Corp.	49,166	2,337,843
Hanmi Financial Corp.	9,832	244,817
HarborOne Bancorp, Inc. (a)	14,239	272,250
Heartland Financial USA, Inc.	18,338	1,064,521
Heritage Commerce Corp.	22,648	337,908
Heritage Financial Corp.	14,350	504,402
Hilltop Holdings, Inc.	48,945	987,221
Home BancShares, Inc.	91,037	1,993,710
HomeTrust Bancshares, Inc. (a)	11,703	341,142
Hope Bancorp, Inc.	89,500	1,447,215
Horizon Bancorp, Inc.	24,844	490,669
Howard Bancorp, Inc. (a)	5,560	98,412
IBERIABANK Corp.	30,600	2,489,310
Independent Bank Corp. (d)	18,334	1,514,388
Independent Bank Corp. (d)	14,197	335,759
Independent Bank Group, Inc.	11,807	782,804
International Bancshares Corp.	25,089	1,129,005
Investar Holding Corp.	5,460	146,601
Investors Bancorp, Inc.	161,489	1,981,470
Lakeland Bancorp, Inc.	21,656	390,891
Lakeland Financial Corp.	16,391	761,854
LCNB Corp.	3,072	57,293
LegacyTexas Financial Group, Inc.	21,232	904,483
Live Oak Bancshares, Inc.	9,686	259,585
Macatawa Bank Corp.	20,195	236,483
MB Financial, Inc.	46,941	2,164,450
MBT Financial Corp.	14,150	159,895
Mercantile Bank Corp.	11,335	378,249
Middlefield Banc Corp.	1,992	93,823
Midland States Bancorp, Inc.	1,953	62,691
MidSouth Bancorp, Inc.	7,552	116,301
MidWestOne Financial Group, Inc.	4,618	153,826
MutualFirst Financial, Inc.	4,952	182,481
National Bank Holdings Corp. Class A	19,373	729,393
National Bankshares, Inc.	4,082	185,527
National Commerce Corp. (a)	9,633	397,843
NBT Bancorp, Inc.	24,737	949,406
Nicolet Bankshares, Inc. (a)	5,829	317,739
Northeast Bancorp	4,084	88,623
Northrim BanCorp, Inc.	4,620	191,961
Norwood Financial Corp.	3,138	122,884
OFG Bancorp	19,032	307,367
Ohio Valley Banc Corp.	2,092	76,672
Old Line Bancshares, Inc.	6,713	212,399
Old National Bancorp	86,293	1,665,455
Old Point Financial Corp.	2,192	65,541
Old Second Bancorp, Inc.	19,433	300,240
Opus Bank	18,203	498,762

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Orrstown Financial Services, Inc.	4,614	$ 109,813
Pacific Mercantile Bancorp (a)	9,744	91,106
Pacific Premier Bancorp, Inc. (a)	26,040	968,688
Park National Corp.	9,931	1,048,316
Parke Bancorp, Inc.	4,686	105,201
Peapack Gladstone Financial Corp.	7,601	234,795
Penns Woods Bancorp, Inc.	2,192	95,242
Peoples Bancorp of North Carolina, Inc.	2,988	86,174
Peoples Bancorp, Inc.	12,238	428,697
Peoples Financial Services Corp.	4,911	208,226
People's Utah Bancorp	10,398	353,012
Popular, Inc.	57,831	2,963,839
Preferred Bank	6,710	392,535
Premier Financial Bancorp, Inc.	5,050	93,375
QCR Holdings, Inc.	4,070	166,260
Renasant Corp.	31,664	1,304,873
Republic Bancorp, Inc. Class A	6,737	310,576
Republic First Bancorp, Inc. (a)	34,524	246,847
S&T Bancorp, Inc.	18,442	799,645
Sandy Spring Bancorp, Inc.	23,863	938,055
SB One Bancorp (b)	3,038	76,558
Seacoast Banking Corp. of Florida (a)	30,365	886,658
ServisFirst Bancshares, Inc.	30,504	1,194,232
Shore Bancshares, Inc.	8,958	159,632
Sierra Bancorp	8,615	248,974
Simmons First National Corp. Class A	51,936	1,529,515
SmartFinancial, Inc. (a)	4,514	106,305
South State Corp.	20,869	1,711,258
Southern First Bancshares, Inc. (a)	4,602	180,859
Southern National Bancorp of Virginia, Inc.	14,258	230,980
Southside Bancshares, Inc.	20,721	721,091
State Bank Financial Corp.	20,389	615,340
Sterling Bancorp	126,801	2,789,622
Stock Yards Bancorp, Inc.	8,601	312,216
Summit Financial Group, Inc.	4,558	105,791
TCF Financial Corp.	101,125	2,407,786
Tompkins Financial Corp.	9,431	765,703
Towne Bank	43,486	1,341,543
TriCo Bancshares	13,707	529,364
TriState Capital Holdings, Inc. (a)	15,183	419,051
Triumph Bancorp, Inc. (a)	12,078	461,380
Trustmark Corp.	24,244	815,811
Two River Bancorp	4,514	78,273
UMB Financial Corp.	24,766	1,755,909
Umpqua Holdings Corp.	108,571	2,258,277
Union Bankshares Corp.	40,167	1,547,635
United Bankshares, Inc. (b)	59,103	2,148,394
United Community Banks, Inc.	44,898	1,252,205
United Security Bancshares	8,598	95,438
Unity Bancorp, Inc.	4,614	105,661
Univest Corp. of Pennsylvania	19,762	522,705
Valley National Bancorp	198,278	2,230,627
Veritex Holdings, Inc. (a)	14,243	402,507
Washington Trust Bancorp, Inc.	6,728	372,058
Security Description	Shares	Value
WesBanco, Inc.	33,392	$ 1,488,606
West Bancorp, Inc.	10,599	249,076
Westamerica Bancorporation	17,258	1,038,241
Wintrust Financial Corp.	31,816	2,702,451
		142,733,377
BEVERAGES — 0.1%
Castle Brands, Inc. (a) (b)	66,427	71,077
Coca-Cola Bottling Co. Consolidated	2,044	372,580
Craft Brew Alliance, Inc. (a)	6,690	109,382
MGP Ingredients, Inc. (b)	6,516	514,634
National Beverage Corp. (a) (b)	6,710	782,520
Primo Water Corp. (a)	18,298	330,279
		2,180,472
BIOTECHNOLOGY — 5.9%
Abeona Therapeutics, Inc. (a) (b)	19,402	248,346
ACADIA Pharmaceuticals, Inc. (a) (b)	71,231	1,478,756
Acceleron Pharma, Inc. (a) (b)	24,262	1,388,514
Achaogen, Inc. (a)	18,888	75,363
Achillion Pharmaceuticals, Inc. (a)	94,010	345,957
Acorda Therapeutics, Inc. (a)	30,867	606,537
Adamas Pharmaceuticals, Inc. (a) (b)	13,199	264,244
Aduro Biotech, Inc. (a)	31,521	231,679
Adverum Biotechnologies, Inc. (a)	19,488	117,902
Agenus, Inc. (a) (b)	60,362	129,175
Agios Pharmaceuticals, Inc. (a) (b)	28,984	2,235,246
Aimmune Therapeutics, Inc. (a) (b)	14,312	390,431
Akebia Therapeutics, Inc. (a)	18,277	161,386
Albireo Pharma, Inc. (a)	2,192	72,248
Alder Biopharmaceuticals, Inc. (a) (b)	40,307	671,112
Aldeyra Therapeutics, Inc. (a)	9,844	135,847
Allena Pharmaceuticals, Inc. (a)	4,510	48,437
Alpine Immune Sciences, Inc. (a)	8,698	55,058
AMAG Pharmaceuticals, Inc. (a)	22,642	452,840
Amicus Therapeutics, Inc. (a) (b)	122,374	1,479,502
AnaptysBio, Inc. (a) (b)	7,759	774,115
Anavex Life Sciences Corp. (a) (b)	32,484	88,681
Apellis Pharmaceuticals, Inc. (a)	14,630	260,121
Aquinox Pharmaceuticals, Inc. (a)	18,342	53,742
Ardelyx, Inc. (a)	21,803	94,843
Arena Pharmaceuticals, Inc. (a)	26,697	1,228,596
ArQule, Inc. (a) (b)	37,055	209,731
Array BioPharma, Inc. (a) (b)	119,438	1,815,458
Arrowhead Pharmaceuticals, Inc. (a) (b)	50,737	972,628
Atara Biotherapeutics, Inc. (a) (b)	18,520	765,802
Athenex, Inc. (a) (b)	10,502	163,201
Athersys, Inc. (a) (b)	75,475	158,497
Audentes Therapeutics, Inc. (a)	16,301	645,357
AVEO Pharmaceuticals, Inc. (a) (b)	77,656	257,041
Avid Bioservices, Inc. (a)	20,864	143,127
Bellicum Pharmaceuticals, Inc. (a) (b)	20,843	128,393

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
BioCryst Pharmaceuticals, Inc. (a) (b)	66,729	$ 509,142
Biohaven Pharmaceutical Holding Co., Ltd. (a) (b)	10,928	410,346
BioSpecifics Technologies Corp. (a)	1,076	62,935
BioTime, Inc. (a) (b)	91,620	215,307
Blueprint Medicines Corp. (a)	23,825	1,859,779
Calithera Biosciences, Inc. (a)	29,782	156,355
Cara Therapeutics, Inc. (a) (b)	18,180	435,411
CareDx, Inc. (a)	11,414	329,294
CASI Pharmaceuticals, Inc. (a) (b)	13,448	62,802
Catalyst Pharmaceuticals, Inc. (a)	41,779	157,925
Celldex Therapeutics, Inc. (a)	30,493	13,752
Cellular Biomedicine Group, Inc. (a) (b)	7,552	137,069
ChemoCentryx, Inc. (a)	20,434	258,286
Chimerix, Inc. (a)	20	78
Clovis Oncology, Inc. (a) (b)	26,986	792,579
Coherus Biosciences, Inc. (a) (b)	29,067	479,605
Conatus Pharmaceuticals, Inc. (a) (b)	19,388	112,450
Concert Pharmaceuticals, Inc. (a)	6,628	98,360
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	32,670	246,658
Corvus Pharmaceuticals, Inc. (a) (b)	9,844	84,462
CTI BioPharma Corp. (a) (b)	25,894	55,931
Cytokinetics, Inc. (a)	37,302	367,425
CytomX Therapeutics, Inc. (a)	16,387	303,159
Deciphera Pharmaceuticals, Inc. (a)	5,807	224,847
Denali Therapeutics, Inc. (a) (b)	33,450	727,203
Dicerna Pharmaceuticals, Inc. (a)	17,958	274,039
Dynavax Technologies Corp. (a) (b)	40,187	498,319
Eagle Pharmaceuticals, Inc. (a) (b)	7,507	520,460
Editas Medicine, Inc. (a) (b)	22,807	725,719
Emergent BioSolutions, Inc. (a)	26,966	1,775,172
Enanta Pharmaceuticals, Inc. (a)	7,646	653,427
Epizyme, Inc. (a) (b)	32,813	347,818
Esperion Therapeutics, Inc. (a) (b)	15,374	682,144
Fate Therapeutics, Inc. (a) (b)	21,748	354,275
FibroGen, Inc. (a)	41,853	2,542,570
Five Prime Therapeutics, Inc. (a)	22,931	319,200
Flexion Therapeutics, Inc. (a) (b)	21,029	393,453
Fortress Biotech, Inc. (a) (b)	21,910	35,056
G1 Therapeutics, Inc. (a)	9,998	522,795
Genomic Health, Inc. (a)	18,433	1,294,365
Geron Corp. (a) (b)	93,509	164,576
Global Blood Therapeutics, Inc. (a) (b)	26,100	991,800
GlycoMimetics, Inc. (a) (b)	19,488	280,627
GTx, Inc. (a) (b)	4,084	6,412
Halozyme Therapeutics, Inc. (a) (b)	84,127	1,528,588
Heron Therapeutics, Inc. (a) (b)	37,289	1,180,197
Idera Pharmaceuticals, Inc. (a)	15,330	136,590
Immune Design Corp. (a)	18,342	63,280
ImmunoGen, Inc. (a)	89,350	846,144
Immunomedics, Inc. (a) (b)	91,232	1,900,363
Inovio Pharmaceuticals, Inc. (a) (b)	27,926	155,269
Security Description	Shares	Value
Insmed, Inc. (a) (b)	50,504	$ 1,021,191
Insys Therapeutics, Inc. (a) (b)	13,545	136,534
Intellia Therapeutics, Inc. (a) (b)	12,149	347,704
Intercept Pharmaceuticals, Inc. (a) (b)	10,927	1,380,736
Intrexon Corp. (a) (b)	46,630	802,969
Invitae Corp. (a)	34,736	581,133
Iovance Biotherapeutics, Inc. (a) (b)	54,543	613,609
Ironwood Pharmaceuticals, Inc. (a) (b)	92,961	1,716,060
Jounce Therapeutics, Inc. (a) (b)	9,844	63,986
Kadmon Holdings, Inc. (a)	36,809	122,942
Karyopharm Therapeutics, Inc. (a)	24,314	414,067
Keryx Biopharmaceuticals, Inc. (a) (b)	87,959	299,061
Kindred Biosciences, Inc. (a)	17,296	241,279
Kura Oncology, Inc. (a)	16,239	284,182
La Jolla Pharmaceutical Co. (a) (b)	15,127	304,507
Lexicon Pharmaceuticals, Inc. (a) (b)	75,786	808,637
Ligand Pharmaceuticals, Inc. (a) (b)	11,441	3,140,440
Loxo Oncology, Inc. (a) (b)	14,188	2,423,736
MacroGenics, Inc. (a)	24,307	521,142
Madrigal Pharmaceuticals, Inc. (a) (b)	3,868	828,255
MannKind Corp. (a) (b)	24,848	45,472
MediciNova, Inc. (a) (b)	18,442	230,341
Merrimack Pharmaceuticals, Inc. (a) (b)	9,744	51,936
MiMedx Group, Inc. (a) (b)	76,472	472,597
Minerva Neurosciences, Inc. (a)	19,412	243,621
Miragen Therapeutics, Inc. (a) (b)	5,660	31,583
Mirati Therapeutics, Inc. (a) (b)	14,350	675,885
Molecular Templates, Inc. (a) (b)	6,506	35,067
Momenta Pharmaceuticals, Inc. (a)	50,955	1,340,116
Myriad Genetics, Inc. (a) (b)	46,261	2,128,006
NantKwest, Inc. (a) (b)	10	37
Natera, Inc. (a)	22,878	547,699
NewLink Genetics Corp. (a)	17,326	41,409
Novavax, Inc. (a) (b)	195,573	367,677
OncoMed Pharmaceuticals, Inc. (a)	18,342	38,885
OPKO Health, Inc. (a) (b)	208,055	719,870
Organovo Holdings, Inc. (a) (b)	30	34
Palatin Technologies, Inc. (a)	77,774	77,580
PDL BioPharma, Inc. (a)	63,182	166,169
Pieris Pharmaceuticals, Inc. (a)	33,546	187,858
Pluristem Therapeutics, Inc. (a) (b)	42,936	55,817
PolarityTE, Inc. (a) (b)	7,373	140,824
Portola Pharmaceuticals, Inc. (a) (b)	41,241	1,098,248
Progenics Pharmaceuticals, Inc. (a) (b)	49,136	308,083
Protagonist Therapeutics, Inc. (a)	5,460	56,183
PTC Therapeutics, Inc. (a)	28,933	1,359,851
Puma Biotechnology, Inc. (a) (b)	21,418	982,015
Ra Pharmaceuticals, Inc. (a)	5	90
Radius Health, Inc. (a) (b)	28,592	508,938

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Recro Pharma, Inc. (a)	9,644	$ 68,569
REGENXBIO, Inc. (a)	18,925	1,428,837
Repligen Corp. (a)	15,328	850,091
Retrophin, Inc. (a) (b)	17,339	498,149
Rhythm Pharmaceuticals, Inc. (a)	6,007	175,224
Rigel Pharmaceuticals, Inc. (a) (b)	53,666	172,268
Rocket Pharmaceuticals, Inc. (a) (b)	18,358	451,974
Sangamo Therapeutics, Inc. (a) (b)	57,541	975,320
Sarepta Therapeutics, Inc. (a) (b)	35,816	5,784,642
Savara, Inc. (a) (b)	11,736	130,974
Selecta Biosciences, Inc. (a) (b)	974	15,146
Seres Therapeutics, Inc. (a) (b)	20,069	152,324
Solid Biosciences, Inc. (a) (b)	14,376	678,260
Sorrento Therapeutics, Inc. (a) (b)	32,608	143,475
Spark Therapeutics, Inc. (a) (b)	22,047	1,202,664
Spectrum Pharmaceuticals, Inc. (a)	50,956	856,061
Spring Bank Pharmaceuticals, Inc. (a) (b)	6,706	80,807
Stemline Therapeutics, Inc. (a) (b)	19,402	322,073
Syndax Pharmaceuticals, Inc. (a) (b)	9,644	77,924
Synergy Pharmaceuticals, Inc. (a) (b)	194,564	330,759
Synlogic, Inc. (a) (b)	6,606	93,871
Syros Pharmaceuticals, Inc. (a)	1,126	13,411
T2 Biosystems, Inc. (a)	14,388	107,191
TESARO, Inc. (a) (b)	21,990	857,830
TG Therapeutics, Inc. (a) (b)	41,941	234,870
Trevena, Inc. (a) (b)	15	32
Ultragenyx Pharmaceutical, Inc. (a) (b)	30,000	2,290,200
Vanda Pharmaceuticals, Inc. (a)	32,585	747,826
Veracyte, Inc. (a)	13,312	127,130
Verastem, Inc. (a) (b)	26,094	189,181
Vericel Corp. (a)	24,712	349,675
Viking Therapeutics, Inc. (a) (b)	20,452	356,274
Vital Therapies, Inc. (a)	17,139	4,720
Voyager Therapeutics, Inc. (a) (b)	11,869	224,561
XBiotech, Inc. (a) (b)	9,844	31,304
Xencor, Inc. (a)	36,271	1,413,481
ZIOPHARM Oncology, Inc. (a) (b)	90,375	289,200
		94,332,090
BUILDING PRODUCTS — 1.2%
AAON, Inc.	27,677	1,046,191
Advanced Drainage Systems, Inc.	26,240	810,816
American Woodmark Corp. (a)	7,441	583,746
Apogee Enterprises, Inc.	16,101	665,293
Armstrong Flooring, Inc. (a)	19,457	352,172
Armstrong World Industries, Inc. (a)	32,600	2,268,960
Builders FirstSource, Inc. (a)	75,120	1,102,762
Continental Building Products, Inc. (a)	25,136	943,857
CSW Industrials, Inc. (a)	10,597	569,059
Gibraltar Industries, Inc. (a)	21,266	969,730
Griffon Corp.	28,026	452,620
Insteel Industries, Inc.	12,338	442,687
Security Description	Shares	Value
JELD-WEN Holding, Inc. (a)	42,813	$ 1,055,768
Masonite International Corp. (a)	15,697	1,006,178
NCI Building Systems, Inc. (a)	28,654	434,108
Patrick Industries, Inc. (a)	11,702	692,758
PGT Innovations, Inc. (a)	33,212	717,379
Quanex Building Products Corp.	27,193	494,913
Simpson Manufacturing Co., Inc.	23,817	1,725,780
Trex Co., Inc. (a)	35,340	2,720,473
Universal Forest Products, Inc.	28,169	995,211
		20,050,461
CAPITAL MARKETS — 1.3%
Arlington Asset Investment Corp. Class A (b)	1,012	9,452
Artisan Partners Asset Management, Inc. Class A	27,752	899,165
B. Riley Financial, Inc. (b)	11,536	261,290
BGC Partners, Inc. Class A	126,032	1,489,698
Blucora, Inc. (a)	29,535	1,188,784
Cohen & Steers, Inc.	10,659	432,862
Cowen, Inc. (a) (b)	18,440	300,572
Diamond Hill Investment Group, Inc.	2,124	351,288
Donnelley Financial Solutions, Inc. (a)	24,722	443,018
Evercore, Inc. Class A	22,815	2,294,048
GAIN Capital Holdings, Inc. (b)	6,511	42,321
GAMCO Investors, Inc. Class A	5,660	132,557
Greenhill & Co., Inc. (b)	9,476	249,693
Hamilton Lane, Inc. Class A	6,614	292,868
Hennessy Advisors, Inc.	3,038	42,076
Houlihan Lokey, Inc.	16,306	732,629
Interactive Brokers Group, Inc. Class A	35,738	1,976,669
INTL. FCStone, Inc. (a)	9,831	475,034
Investment Technology Group, Inc.	7,667	166,067
Ladenburg Thalmann Financial Services, Inc.	68,741	185,601
Legg Mason, Inc.	48,104	1,502,288
Moelis & Co. Class A	18,510	1,014,348
Morningstar, Inc.	10,690	1,345,871
Piper Jaffray Cos.	4,615	352,355
PJT Partners, Inc. Class A	7,576	396,604
Pzena Investment Management, Inc. Class A	11,770	112,286
Safeguard Scientifics, Inc. (a)	5,124	47,909
Silvercrest Asset Management Group, Inc. Class A	3,568	49,417
Stifel Financial Corp.	39,684	2,034,202
Virtu Financial, Inc. Class A (b)	27,770	567,896
Virtus Investment Partners, Inc.	1,113	126,604
Waddell & Reed Financial, Inc. Class A (b)	37,999	804,819
Westwood Holdings Group, Inc.	5,644	292,021
WisdomTree Investments, Inc.	84,546	716,950
		21,329,262
CHEMICALS — 2.2%
A Schulman, Inc. (e)	18,665	37,330

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Advanced Emissions Solutions, Inc.	11,859	$ 141,834
AdvanSix, Inc. (a)	18,366	623,526
AgroFresh Solutions, Inc. (a)	29,012	180,745
American Vanguard Corp.	11,717	210,906
Ashland Global Holdings, Inc.	35,610	2,986,255
Balchem Corp.	18,315	2,052,928
Cabot Corp.	36,809	2,308,661
Chase Corp.	4,783	574,677
Core Molding Technologies, Inc.	4,614	30,775
Ferro Corp. (a)	41,254	957,918
Flotek Industries, Inc. (a) (b)	22,411	53,786
FutureFuel Corp.	21,095	391,101
GCP Applied Technologies, Inc. (a)	48,595	1,290,197
Hawkins, Inc.	898	37,222
HB Fuller Co.	24,893	1,286,221
Ingevity Corp. (a)	22,184	2,260,106
Innophos Holdings, Inc.	14,196	630,302
Innospec, Inc.	16,410	1,259,468
Intrepid Potash, Inc. (a)	63,872	229,300
KMG Chemicals, Inc.	7,717	583,097
Koppers Holdings, Inc. (a)	8,774	273,310
Kraton Corp. (a)	14,324	675,377
LSB Industries, Inc. (a)	10	98
Minerals Technologies, Inc.	20,280	1,370,928
OMNOVA Solutions, Inc. (a)	23,856	234,982
Platform Specialty Products Corp. (a)	167,985	2,094,773
PolyOne Corp.	44,340	1,938,545
Quaker Chemical Corp.	8,618	1,742,646
Rayonier Advanced Materials, Inc.	33,823	623,358
Sensient Technologies Corp.	24,324	1,861,029
Stepan Co.	13,520	1,176,375
Trecora Resources (a)	13,737	192,318
Tredegar Corp.	20,844	451,273
Trinseo SA	21,871	1,712,499
Tronox, Ltd. Class A	39,071	466,898
WR Grace & Co.	38,600	2,758,356
		35,699,120
COMMERCIAL SERVICES & SUPPLIES — 2.0%
ABM Industries, Inc.	34,747	1,120,591
ACCO Brands Corp.	72,104	814,775
Advanced Disposal Services, Inc. (a)	40,433	1,094,926
Brink's Co.	28,853	2,012,497
Casella Waste Systems, Inc. Class A (a)	19,420	603,185
CECO Environmental Corp.	12,169	95,892
Civeo Corp. (a)	88,879	368,848
Clean Harbors, Inc. (a)	34,592	2,476,095
Covanta Holding Corp.	77,355	1,257,019
Deluxe Corp.	27,161	1,546,547
Ennis, Inc.	17,168	351,086
Essendant, Inc.	16,414	210,427
Healthcare Services Group, Inc. (b)	35,704	1,450,296
Heritage-Crystal Clean, Inc. (a)	7,630	162,901
Herman Miller, Inc.	34,180	1,312,512
Security Description	Shares	Value
HNI Corp.	29,774	$ 1,317,202
Hudson Technologies, Inc. (a) (b)	50,922	65,180
Interface, Inc.	30,563	713,646
Kimball International, Inc. Class B	21,375	358,031
Knoll, Inc.	35,755	838,455
LSC Communications, Inc.	13,271	146,777
Matthews International Corp. Class A	18,012	903,302
McGrath RentCorp	12,304	670,199
Mobile Mini, Inc.	29,768	1,305,327
MSA Safety, Inc.	19,530	2,078,773
Multi-Color Corp.	11,456	713,136
PICO Holdings, Inc. (a)	8,709	109,298
Pitney Bowes, Inc.	119,626	846,952
Quad/Graphics, Inc.	22,296	464,649
RR Donnelley & Sons Co.	19,100	103,140
SP Plus Corp. (a)	15,176	553,924
Steelcase, Inc. Class A	47,125	871,812
Team, Inc. (a) (b)	10,771	242,347
Tetra Tech, Inc.	29,806	2,035,750
UniFirst Corp.	7,665	1,331,027
US Ecology, Inc.	14,609	1,077,414
Viad Corp.	9,771	578,932
VSE Corp.	4,134	136,959
		32,339,829
COMMUNICATIONS EQUIPMENT — 1.4%
Acacia Communications, Inc. (a)	18,101	748,838
ADTRAN, Inc.	37,948	669,782
Applied Optoelectronics, Inc. (a) (b)	13,191	325,290
CalAmp Corp. (a)	15,272	365,917
Calix, Inc. (a)	3,029	24,535
Ciena Corp. (a)	81,023	2,531,159
Comtech Telecommunications Corp.	12,225	443,401
Digi International, Inc. (a)	5,864	78,871
EchoStar Corp. Class A (a)	25,994	1,205,342
EMCORE Corp. (a)	8,682	41,239
Extreme Networks, Inc. (a)	76,396	418,650
Finisar Corp. (a) (b)	65,231	1,242,651
Harmonic, Inc. (a)	24,149	132,819
Infinera Corp. (a)	98,900	721,970
InterDigital, Inc.	19,907	1,592,560
KVH Industries, Inc. (a)	8,798	115,254
Lumentum Holdings, Inc. (a) (b)	35,675	2,138,716
NETGEAR, Inc. (a)	20,966	1,317,713
NetScout Systems, Inc. (a)	48,789	1,231,922
Oclaro, Inc. (a)	113,651	1,016,040
PC-Tel, Inc. (a)	9,844	45,775
Plantronics, Inc.	22,271	1,342,941
Quantenna Communications, Inc. (a)	1,948	35,941
Ribbon Communications, Inc. (a)	41,452	283,117
ViaSat, Inc. (a) (b)	31,880	2,038,726
Viavi Solutions, Inc. (a)	153,162	1,736,857
		21,846,026

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 1.0%
Aegion Corp. (a)	22,040	$ 559,375
Ameresco, Inc. Class A (a)	10,790	147,283
Argan, Inc.	11,665	501,595
Comfort Systems USA, Inc.	16,349	922,084
Dycom Industries, Inc. (a)	17,142	1,450,213
EMCOR Group, Inc.	30,554	2,294,911
Granite Construction, Inc.	24,736	1,130,435
Great Lakes Dredge & Dock Corp. (a)	21,693	134,497
HC2 Holdings, Inc. (a) (b)	6,686	40,918
IES Holdings, Inc. (a)	12,782	249,249
KBR, Inc.	80,642	1,703,965
MasTec, Inc. (a)	37,435	1,671,473
MYR Group, Inc. (a)	11,268	367,788
Northwest Pipe Co. (a)	6,506	128,494
NV5 Global, Inc. (a)	4,080	353,736
Orion Group Holdings, Inc. (a)	15,304	115,545
Primoris Services Corp.	27,945	693,595
Sterling Construction Co., Inc. (a)	17,343	248,352
Tutor Perini Corp. (a)	29,619	556,837
Valmont Industries, Inc.	14,158	1,960,883
Willscot Corp. (a) (b)	9,480	162,582
		15,393,810
CONSTRUCTION MATERIALS — 0.1%
Forterra, Inc. (a) (b)	10,690	79,747
Summit Materials, Inc. Class A (a) (b)	64,077	1,164,920
United States Lime & Minerals, Inc.	1,070	84,477
US Concrete, Inc. (a) (b)	11,264	516,454
		1,845,598
CONSUMER FINANCE — 0.7%
Elevate Credit, Inc. (a)	5,660	45,620
Encore Capital Group, Inc. (a)	11,759	421,560
Enova International, Inc. (a)	16,513	475,574
FirstCash, Inc.	26,014	2,133,148
Green Dot Corp. Class A (a)	26,026	2,311,629
LendingClub Corp. (a)	245,246	951,554
Navient Corp.	149,208	2,011,324
Nelnet, Inc. Class A	9,717	555,521
OneMain Holdings, Inc. (a)	33,546	1,127,481
PRA Group, Inc. (a) (b)	29,858	1,074,888
Regional Management Corp. (a)	7,573	218,330
World Acceptance Corp. (a)	5,660	647,278
		11,973,907
CONTAINERS & PACKAGING — 0.5%
Bemis Co., Inc.	51,820	2,518,452
Graphic Packaging Holding Co.	175,302	2,455,981
Greif, Inc. Class A	3,050	163,663
Myers Industries, Inc.	18,499	430,102
Owens-Illinois, Inc. (a)	92,958	1,746,681
Silgan Holdings, Inc.	44,277	1,230,900
UFP Technologies, Inc. (a)	3,568	131,124
		8,676,903
Security Description	Shares	Value
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	38,317	$ 1,301,245
Weyco Group, Inc.	4,084	143,675
		1,444,920
DIVERSIFIED CONSUMER SERVICES — 1.1%
Adtalem Global Education, Inc. (a)	34,387	1,657,453
American Public Education, Inc. (a)	10,611	350,694
Bridgepoint Education, Inc. (a)	7,944	80,711
Cambium Learning Group, Inc. (a)	9,744	115,369
Career Education Corp. (a)	46,234	690,274
Carriage Services, Inc.	3,582	77,192
Chegg, Inc. (a) (b)	53,441	1,519,328
Collectors Universe, Inc.	5,460	80,808
Graham Holdings Co. Class B	2,938	1,701,983
Grand Canyon Education, Inc. (a)	27,055	3,051,804
Houghton Mifflin Harcourt Co. (a)	89,416	625,912
K12, Inc. (a)	26,909	476,289
Laureate Education, Inc. Class A (a)	17,783	274,570
Regis Corp. (a)	31,457	642,667
Sotheby's (a)	34,679	1,705,860
Strategic Education, Inc.	10,409	1,426,345
Weight Watchers International, Inc. (a)	36,681	2,640,665
		17,117,924
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Cannae Holdings, Inc. (a)	38,600	808,670
Marlin Business Services Corp.	7,762	223,934
On Deck Capital, Inc. (a)	17,418	131,854
		1,164,458
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
ATN International, Inc.	7,435	549,298
Cincinnati Bell, Inc. (a)	35,054	559,111
Cogent Communications Holdings, Inc.	20,448	1,140,998
Consolidated Communications Holdings, Inc. (b)	55,361	721,908
Frontier Communications Corp.	48,743	316,342
IDT Corp. Class B (a)	10	53
Iridium Communications, Inc. (a) (b)	61,476	1,383,210
Ooma, Inc. (a)	9,844	163,410
ORBCOMM, Inc. (a)	47,203	512,625
pdvWireless, Inc. (a)	5,070	171,873
Vonage Holdings Corp. (a)	139,192	1,970,959
Windstream Holdings, Inc. (a) (b)	16,345	80,091
		7,569,878
ELECTRIC UTILITIES — 0.8%
ALLETE, Inc.	29,529	2,214,970
El Paso Electric Co.	21,682	1,240,211
Hawaiian Electric Industries, Inc.	65,310	2,324,383
MGE Energy, Inc.	23,805	1,519,949

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Otter Tail Corp.	26,459	$ 1,267,386
PNM Resources, Inc.	52,362	2,065,681
Portland General Electric Co.	51,125	2,331,811
Spark Energy, Inc. Class A (b)	5	41
		12,964,432
ELECTRICAL EQUIPMENT — 0.7%
Allied Motion Technologies, Inc.	4,514	245,697
Atkore International Group, Inc. (a)	31,992	848,748
AZZ, Inc.	17,454	881,427
Babcock & Wilcox Enterprises, Inc. (a)	44,152	45,477
Encore Wire Corp.	13,642	683,464
Energous Corp. (a) (b)	12,387	125,356
EnerSys	23,904	2,082,755
Enphase Energy, Inc. (a) (b)	46,138	223,769
FuelCell Energy, Inc. (a) (b)	30,108	32,216
Generac Holdings, Inc. (a)	27,128	1,530,290
LSI Industries, Inc.	18,243	83,918
Plug Power, Inc. (a) (b)	154,057	295,789
Powell Industries, Inc.	133	4,823
Preformed Line Products Co.	1,146	80,541
Regal Beloit Corp.	27,140	2,237,693
Sunrun, Inc. (a) (b)	52,063	647,664
Thermon Group Holdings, Inc. (a)	11,786	303,843
TPI Composites, Inc. (a)	7,752	221,320
Ultralife Corp. (a)	5,460	44,499
Vicor Corp. (a)	11,832	544,272
		11,163,561
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.2%
Akoustis Technologies, Inc. (a) (b)	8,598	67,666
Anixter International, Inc. (a)	22,098	1,553,489
AVX Corp.	32,242	581,968
Badger Meter, Inc.	19,298	1,021,829
Bel Fuse, Inc. Class B	2,038	54,007
Belden, Inc. (b)	22,950	1,638,860
Benchmark Electronics, Inc.	32,325	756,405
Control4 Corp. (a)	16,431	564,076
CTS Corp.	16,411	562,897
Daktronics, Inc.	29,790	233,554
Dolby Laboratories, Inc. Class A	36,276	2,538,232
Electro Scientific Industries, Inc. (a)	21,152	369,102
ePlus, Inc. (a)	5,677	526,258
FARO Technologies, Inc. (a)	11,303	727,348
Fitbit, Inc. Class A (a) (b)	155,469	831,759
ID Systems, Inc. (a)	8,798	61,146
II-VI, Inc. (a)	36,345	1,719,119
Insight Enterprises, Inc. (a)	24,353	1,317,254
Iteris, Inc. (a) (b)	17,296	93,052
Itron, Inc. (a)	25,880	1,661,496
KEMET Corp. (a)	26,112	484,378
Kimball Electronics, Inc. (a)	16,216	318,644
Knowles Corp. (a)	72,047	1,197,421
Littelfuse, Inc.	15,303	3,028,311
Maxwell Technologies, Inc. (a) (b)	20,242	70,645
Mesa Laboratories, Inc.	1,704	316,297
Security Description	Shares	Value
Methode Electronics, Inc.	18,292	$ 662,170
MTS Systems Corp.	12,529	685,963
Napco Security Technologies, Inc. (a)	6,706	100,255
Novanta, Inc. (a)	21,913	1,498,849
OSI Systems, Inc. (a)	11,846	903,968
PAR Technology Corp. (a) (b)	6,606	146,785
Park Electrochemical Corp.	7,541	146,974
PC Connection, Inc.	7,954	309,331
Plexus Corp. (a)	16,289	953,069
Rogers Corp. (a)	11,677	1,720,256
Sanmina Corp. (a)	47,624	1,314,422
ScanSource, Inc. (a)	17,345	692,066
Tech Data Corp. (a)	18,521	1,325,548
TTM Technologies, Inc. (a)	70,275	1,118,075
Vishay Intertechnology, Inc. (b)	66,636	1,356,043
Vishay Precision Group, Inc. (a)	8,006	299,424
		35,528,411
ENERGY EQUIPMENT & SERVICES — 1.5%
Archrock, Inc.	47,537	579,951
Aspen Aerogels, Inc. (a)	14,258	65,159
Basic Energy Services, Inc. (a)	17,388	173,706
Bristow Group, Inc. (a) (b)	23,785	288,512
C&J Energy Services, Inc. (a)	43,198	898,518
CARBO Ceramics, Inc. (a)	11,098	80,461
Covia Holdings Corp. (a) (b)	20,368	182,701
Diamond Offshore Drilling, Inc. (a) (b)	86,319	1,726,380
Dril-Quip, Inc. (a)	25,072	1,310,012
Era Group, Inc. (a)	17,145	211,741
Exterran Corp. (a)	23,335	619,078
Forum Energy Technologies, Inc. (a)	56,112	580,759
Geospace Technologies Corp. (a)	5	69
Gulf Island Fabrication, Inc.	8,798	87,540
Helix Energy Solutions Group, Inc. (a)	97,761	965,879
Hornbeck Offshore Services, Inc. (a) (b)	21,910	128,831
Independence Contract Drilling, Inc. (a)	24,002	118,570
ION Geophysical Corp. (a)	6,706	104,278
Keane Group, Inc. (a)	20,482	253,362
Key Energy Services, Inc. (a)	8,798	100,649
KLX Energy Services Holdings, Inc. (a)	11,229	359,440
Mammoth Energy Services, Inc.	21,748	632,867
Matrix Service Co. (a)	17,524	431,967
McDermott International, Inc. (a) (b)	73,556	1,355,637
Natural Gas Services Group, Inc. (a)	3,008	63,469
Newpark Resources, Inc. (a)	59,421	615,007
Nine Energy Service, Inc. (a)	15,580	476,436
Oceaneering International, Inc.	63,772	1,760,107
Oil States International, Inc. (a)	35,811	1,188,925
Patterson-UTI Energy, Inc.	126,389	2,162,516
PHI, Inc. NVDR (a)	6,639	62,008

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Pioneer Energy Services Corp. (a)	55,545	$ 163,858
ProPetro Holding Corp. (a) (b)	28,764	474,318
RigNet, Inc. (a)	5	102
Rowan Cos. PLC Class A (a)	77,856	1,466,029
RPC, Inc. (b)	33,550	519,354
SEACOR Holdings, Inc. (a)	5,476	270,569
Select Energy Services, Inc. Class A (a)	31,590	374,026
Smart Sand, Inc. (a) (b)	13,312	54,712
Superior Energy Services, Inc. (a)	93,792	913,534
TETRA Technologies, Inc. (a)	83,615	377,104
Tidewater, Inc. (a) (b)	15,336	478,330
Unit Corp. (a)	35,672	929,612
US Silica Holdings, Inc. (b)	46,293	871,697
		24,477,780
ENTERTAINMENT — 0.7%
AMC Entertainment Holdings, Inc. Class A (b)	24,848	509,384
Global Eagle Entertainment, Inc. (a) (b)	49,412	139,342
Glu Mobile, Inc. (a)	42,495	316,588
Madison Square Garden Co. Class A (a)	10,790	3,402,303
Marcus Corp.	5,642	237,246
Pandora Media, Inc. (a)	160,762	1,528,846
Rosetta Stone, Inc. (a)	10,630	211,431
World Wrestling Entertainment, Inc. Class A	23,934	2,315,136
Zynga, Inc. Class A (a)	501,640	2,011,576
		10,671,852
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.1%
Acadia Realty Trust REIT	47,227	1,323,773
Agree Realty Corp. REIT	20,134	1,069,518
Alexander & Baldwin, Inc. (a)	45,355	1,029,105
Alexander's, Inc. REIT	1,843	632,702
American Assets Trust, Inc. REIT	23,093	861,138
Americold Realty Trust REIT	43,461	1,087,394
Apple Hospitality REIT, Inc.	124,811	2,182,944
Armada Hoffler Properties, Inc. REIT	30,605	462,442
Ashford Hospitality Trust, Inc. REIT	61,628	393,803
Bluerock Residential Growth REIT, Inc. (b)	3,057	29,959
Braemar Hotels & Resorts, Inc. REIT	1,948	22,928
Brandywine Realty Trust REIT	88,216	1,386,756
CareTrust REIT, Inc.	60,570	1,072,695
CatchMark Timber Trust, Inc. Class A REIT	23,877	272,914
CBL & Associates Properties, Inc. REIT (b)	139,144	555,185
Cedar Realty Trust, Inc. REIT	79,273	369,412
Chatham Lodging Trust REIT	19,574	408,901
Chesapeake Lodging Trust REIT	29,622	949,978
City Office REIT, Inc.	13,198	166,559
Security Description	Shares	Value
Clipper Realty, Inc. REIT	9,644	$ 130,483
Colony Capital, Inc. REIT (b)	298,206	1,816,075
Columbia Property Trust, Inc. REIT	79,755	1,885,408
Community Healthcare Trust, Inc. REIT	9,594	297,222
CoreCivic, Inc. REIT	67,749	1,648,333
CorePoint Lodging, Inc. REIT	13,989	272,086
CoreSite Realty Corp. REIT	21,910	2,435,077
Corporate Office Properties Trust REIT	67,610	2,016,806
Cousins Properties, Inc. REIT	240,662	2,139,485
DDR Corp. REIT	86,793	1,162,158
DiamondRock Hospitality Co. REIT	135,100	1,576,617
Easterly Government Properties, Inc. REIT	30,080	582,650
EastGroup Properties, Inc. REIT	22,215	2,124,198
Empire State Realty Trust, Inc. Class A REIT	89,054	1,479,187
EPR Properties REIT	42,220	2,888,270
Equity Commonwealth REIT	67,901	2,178,943
Farmland Partners, Inc. REIT (b)	10	67
First Industrial Realty Trust, Inc. REIT	68,243	2,142,830
Four Corners Property Trust, Inc. REIT	29,310	752,974
Franklin Street Properties Corp. REIT	59,476	475,213
Front Yard Residential Corp. REIT (b)	19,130	207,561
GEO Group, Inc. REIT	69,709	1,753,878
Getty Realty Corp. REIT	22,355	638,459
Gladstone Commercial Corp. REIT	22,989	440,239
Gladstone Land Corp. REIT (b)	6,606	81,518
Global Medical REIT, Inc.	12,782	120,406
Global Net Lease, Inc. REIT (b)	50,597	1,054,947
Government Properties Income Trust REIT (b)	69,092	780,049
Gramercy Property Trust REIT	92,151	2,528,623
Granite Point Mortgage Trust, Inc. REIT	20,864	402,258
Healthcare Realty Trust, Inc. REIT	70,984	2,076,992
Hersha Hospitality Trust REIT	7,649	173,403
Hospitality Properties Trust REIT	93,116	2,685,465
Independence Realty Trust, Inc. REIT	54,585	574,780
Industrial Logistics Properties Trust REIT	7,624	175,428
InfraREIT, Inc. (a)	18,431	389,816
Innovative Industrial Properties, Inc. REIT (b)	2,164	104,391
Investors Real Estate Trust REIT	19,389	115,946
iStar, Inc. REIT (b)	7,598	84,870
Jernigan Capital, Inc. REIT (b)	2,014	38,850
LaSalle Hotel Properties REIT	65,161	2,253,919
Lexington Realty Trust REIT	124,495	1,033,309
Life Storage, Inc. REIT	26,480	2,519,837
LTC Properties, Inc. REIT	22,598	996,798

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Mack-Cali Realty Corp. REIT	49,804	$ 1,058,833
MedEquities Realty Trust, Inc. REIT	4,568	44,401
MGM Growth Properties LLC Class A	29,562	871,783
Monmouth Real Estate Investment Corp. REIT	32,924	550,489
National Health Investors, Inc. REIT	23,046	1,742,047
National Storage Affiliates Trust REIT	30,545	777,065
New Senior Investment Group, Inc. REIT	28,426	167,713
New York REIT, Inc. (b)	10,866	197,109
NexPoint Residential Trust, Inc. REIT	15,190	504,308
NorthStar Realty Europe Corp. REIT	33,632	476,229
One Liberty Properties, Inc. REIT	10,722	297,857
Outfront Media, Inc. REIT	79,778	1,591,571
Paramount Group, Inc. REIT	119,356	1,801,082
Pebblebrook Hotel Trust REIT (b)	39,075	1,421,158
Pennsylvania Real Estate Investment Trust	55,735	527,253
Physicians Realty Trust REIT	104,299	1,758,481
Piedmont Office Realty Trust, Inc. Class A REIT	75,540	1,429,972
PotlatchDeltic Corp. REIT	35,308	1,445,863
Preferred Apartment Communities, Inc. Class A REIT	20,446	359,441
PS Business Parks, Inc. REIT	13,272	1,686,738
QTS Realty Trust, Inc. Class A REIT	30,739	1,311,633
Ramco-Gershenson Properties Trust REIT	67,133	913,009
Rayonier, Inc. REIT	81,546	2,757,070
Retail Opportunity Investments Corp. REIT	63,552	1,186,516
Retail Properties of America, Inc. Class A REIT	126,032	1,536,330
Retail Value, Inc. REIT (a)	8,304	271,458
Rexford Industrial Realty, Inc. REIT	47,097	1,505,220
RLJ Lodging Trust REIT	99,438	2,190,619
Ryman Hospitality Properties, Inc. REIT	28,622	2,466,358
Sabra Health Care REIT, Inc. (b)	101,501	2,346,703
Saul Centers, Inc. REIT	10,864	608,384
Select Income REIT	36,323	796,927
Senior Housing Properties Trust REIT	135,001	2,370,618
Seritage Growth Properties Class A REIT (b)	19,457	924,013
Spirit MTA REIT	23,543	271,215
Spirit Realty Capital, Inc. REIT	257,480	2,075,289
STAG Industrial, Inc. REIT	64,759	1,780,872
STORE Capital Corp. REIT	121,567	3,378,347
Summit Hotel Properties, Inc. REIT	69,681	942,784
Security Description	Shares	Value
Sunstone Hotel Investors, Inc. REIT	129,090	$ 2,111,912
Tanger Factory Outlet Centers, Inc. REIT (b)	60,562	1,385,659
Taubman Centers, Inc. REIT	39,009	2,333,908
Terreno Realty Corp. REIT	35,827	1,350,678
Tier REIT, Inc.	24,837	598,572
UMH Properties, Inc. REIT	25,713	402,151
Uniti Group, Inc. REIT (a) (b)	91,369	1,841,085
Universal Health Realty Income Trust REIT	10,636	791,425
Urban Edge Properties REIT	63,186	1,395,147
Urstadt Biddle Properties, Inc. Class A REIT	5,586	118,926
Washington Prime Group, Inc. REIT (b)	106,873	780,173
Washington Real Estate Investment Trust	52,977	1,623,745
Weingarten Realty Investors REIT	69,060	2,055,226
Whitestone REIT (b)	11,812	163,951
Xenia Hotels & Resorts, Inc. REIT	58,521	1,386,948
		130,196,194
FOOD & STAPLES RETAILING — 0.8%
Andersons, Inc.	18,381	692,045
Casey's General Stores, Inc.	21,260	2,744,879
Chefs' Warehouse, Inc. (a)	15,281	555,464
Ingles Markets, Inc. Class A	5,739	196,561
Performance Food Group Co. (a)	58,114	1,935,196
PriceSmart, Inc.	14,774	1,195,955
Rite Aid Corp. (a) (b)	665,486	851,822
Smart & Final Stores, Inc. (a)	58,725	334,733
SpartanNash Co.	15,506	311,050
Sprouts Farmers Market, Inc. (a)	82,037	2,248,634
SUPERVALU, Inc. (a)	25,820	831,920
United Natural Foods, Inc. (a)	33,912	1,015,665
Village Super Market, Inc. Class A	936	25,459
Weis Markets, Inc.	8,582	372,459
		13,311,842
FOOD PRODUCTS — 1.1%
B&G Foods, Inc. (b)	37,561	1,031,049
Calavo Growers, Inc. (b)	7,742	747,877
Cal-Maine Foods, Inc.	20,267	978,896
Darling Ingredients, Inc. (a)	93,624	1,808,816
Dean Foods Co.	28,170	200,007
Farmer Brothers Co. (a)	7,493	197,815
Flowers Foods, Inc.	113,676	2,121,194
Fresh Del Monte Produce, Inc.	20,871	707,318
Freshpet, Inc. (a)	16,314	598,724
Hain Celestial Group, Inc. (a)	58,474	1,585,815
Hostess Brands, Inc. (a)	64,054	709,078
J&J Snack Foods Corp.	9,779	1,475,553
John B Sanfilippo & Son, Inc.	1,115	79,589
Lancaster Colony Corp.	10,367	1,546,860
Landec Corp. (a)	18,119	260,914
Limoneira Co.	5,607	146,399
Sanderson Farms, Inc.	13,562	1,401,904
Simply Good Foods Co. (a)	32,808	638,116

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Tootsie Roll Industries, Inc. (b)	4,917	$ 143,822
TreeHouse Foods, Inc. (a)	34,560	1,653,696
		18,033,442
GAS UTILITIES — 0.8%
Chesapeake Utilities Corp.	10,580	887,662
New Jersey Resources Corp.	49,945	2,302,464
Northwest Natural Holding Co.	19,154	1,281,403
ONE Gas, Inc.	26,995	2,221,149
RGC Resources, Inc.	3,568	95,301
South Jersey Industries, Inc. (b)	53,966	1,903,381
Southwest Gas Holdings, Inc.	24,714	1,953,147
Spire, Inc.	23,274	1,711,803
		12,356,310
HEALTH CARE EQUIPMENT & SUPPLIES — 3.4%
Accuray, Inc. (a)	13,362	60,129
AngioDynamics, Inc. (a)	24,316	528,630
Anika Therapeutics, Inc. (a)	10,846	457,484
Antares Pharma, Inc. (a) (b)	103,315	347,138
AtriCure, Inc. (a)	22,074	773,252
Atrion Corp.	959	666,313
Avanos Medical, Inc. (a)	24,923	1,707,225
AxoGen, Inc. (a) (b)	15,167	558,904
Cantel Medical Corp.	21,383	1,968,519
Cardiovascular Systems, Inc. (a)	26,717	1,045,703
Cerus Corp. (a)	90,353	651,445
CONMED Corp.	18,565	1,470,719
Corindus Vascular Robotics, Inc. (a) (b)	86,173	122,366
CryoLife, Inc. (a)	16,989	598,013
CryoPort, Inc. (a) (b)	20,864	267,268
Cutera, Inc. (a)	8,830	287,416
CytoSorbents Corp. (a) (b)	16,250	209,625
Endologix, Inc. (a) (b)	16,576	31,660
FONAR Corp. (a)	4,084	101,692
GenMark Diagnostics, Inc. (a) (b)	23,784	174,812
Glaukos Corp. (a) (b)	21,390	1,388,211
Globus Medical, Inc. Class A (a)	40,390	2,292,536
Haemonetics Corp. (a)	29,694	3,402,339
Heska Corp. (a)	3,053	345,935
ICU Medical, Inc. (a)	8,825	2,495,269
Inogen, Inc. (a)	11,732	2,864,016
Insulet Corp. (a) (b)	33,199	3,517,434
Integer Holdings Corp. (a)	14,198	1,177,724
Integra LifeSciences Holdings Corp. (a)	36,612	2,411,632
IntriCon Corp. (a)	2,164	121,617
Invacare Corp.	21,972	319,693
iRadimed Corp. (a) (b)	2,192	81,433
iRhythm Technologies, Inc. (a)	9,754	923,314
K2M Group Holdings, Inc. (a)	15,973	437,181
Lantheus Holdings, Inc. (a)	25,887	387,011
LeMaitre Vascular, Inc.	10,507	407,041
Meridian Bioscience, Inc.	3,001	44,715
Merit Medical Systems, Inc. (a)	33,531	2,060,480
Natus Medical, Inc. (a)	21,684	773,035
Neogen Corp. (a)	27,437	1,962,569
Security Description	Shares	Value
Nevro Corp. (a) (b)	18,247	$ 1,040,079
NuVasive, Inc. (a)	29,113	2,066,441
Nuvectra Corp. (a)	5,560	122,209
NxStage Medical, Inc. (a)	44,247	1,234,049
OraSure Technologies, Inc. (a)	39,978	617,660
Orthofix Medical, Inc. (a)	9,900	572,319
Penumbra, Inc. (a)	17,378	2,601,487
Quidel Corp. (a)	20,103	1,310,112
Rockwell Medical, Inc. (a) (b)	41,442	174,885
RTI Surgical, Inc. (a)	38,529	173,380
SeaSpine Holdings Corp. (a)	5,660	88,070
Senseonics Holdings, Inc. (a) (b)	34,692	165,481
Sientra, Inc. (a)	9,644	230,299
STAAR Surgical Co. (a)	28,000	1,344,000
Surmodics, Inc. (a)	8,747	652,964
Tactile Systems Technology, Inc. (a)	7,758	551,206
TransEnterix, Inc. (a) (b)	92,820	538,356
Utah Medical Products, Inc.	2,177	205,073
Varex Imaging Corp. (a)	24,817	711,255
ViewRay, Inc. (a)	19,488	182,408
Viveve Medical, Inc. (a)	50	134
		54,023,365
HEALTH CARE PROVIDERS & SERVICES — 2.6%
AAC Holdings, Inc. (a) (b)	8,798	67,129
Acadia Healthcare Co., Inc. (a) (b)	49,509	1,742,717
Aceto Corp.	5	11
Addus HomeCare Corp. (a)	7,631	535,315
Amedisys, Inc. (a)	22,200	2,774,112
American Renal Associates Holdings, Inc. (a)	21,748	470,844
AMN Healthcare Services, Inc. (a)	27,099	1,482,315
BioScrip, Inc. (a)	86,619	268,519
BioTelemetry, Inc. (a)	21,161	1,363,826
Brookdale Senior Living, Inc. (a)	122,269	1,201,904
Capital Senior Living Corp. (a)	21,045	198,665
Chemed Corp.	9,529	3,045,278
Civitas Solutions, Inc. (a)	15,495	228,551
Community Health Systems, Inc. (a) (b)	89,309	309,009
CorVel Corp. (a)	5,583	336,376
Cross Country Healthcare, Inc. (a)	24,135	210,699
Diplomat Pharmacy, Inc. (a) (b)	35,823	695,324
Ensign Group, Inc.	22,796	864,424
HealthEquity, Inc. (a)	33,908	3,201,254
LHC Group, Inc. (a)	12,377	1,274,707
LifePoint Health, Inc. (a)	25,894	1,667,574
Magellan Health, Inc. (a)	12,697	914,819
MEDNAX, Inc. (a)	57,423	2,679,357
Molina Healthcare, Inc. (a)	31,827	4,732,675
National HealthCare Corp.	913	68,813
National Research Corp. Class A	1,848	71,333
Owens & Minor, Inc.	49,001	809,496
Patterson Cos., Inc.	50,737	1,240,520
PetIQ, Inc. (a) (b)	6,396	251,427
Premier, Inc. Class A (a)	32,600	1,492,428
Providence Service Corp. (a)	8,650	581,972

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Psychemedics Corp.	3,568	$ 67,114
Quorum Health Corp. (a)	17,139	100,435
R1 RCM, Inc. (a)	40,304	409,489
RadNet, Inc. (a)	26,199	394,295
Select Medical Holdings Corp. (a)	73,012	1,343,421
Surgery Partners, Inc. (a)	14,597	240,850
Tenet Healthcare Corp. (a)	64,832	1,845,119
Tivity Health, Inc. (a) (b)	26,063	837,925
Triple-S Management Corp. Class B (a)	15,283	288,696
US Physical Therapy, Inc.	5,599	664,041
		40,972,778
HEALTH CARE TECHNOLOGY — 0.9%
Allscripts Healthcare Solutions, Inc. (a)	102,359	1,458,616
Castlight Health, Inc. Class B (a)	51,820	139,914
Computer Programs & Systems, Inc.	2,193	58,882
Evolent Health, Inc. Class A (a) (b)	42,347	1,202,655
HealthStream, Inc.	17,373	538,737
HMS Holdings Corp. (a)	56,321	1,847,892
Inovalon Holdings, Inc. Class A (a) (b)	42,478	426,904
Medidata Solutions, Inc. (a)	32,805	2,404,934
NextGen Healthcare, Inc. (a)	32,468	651,957
Omnicell, Inc. (a)	18,177	1,306,926
Simulations Plus, Inc.	5,460	110,292
Tabula Rasa HealthCare, Inc. (a) (b)	7,524	610,873
Teladoc Health, Inc. (a) (b)	37,376	3,227,418
Vocera Communications, Inc. (a)	10,877	397,881
		14,383,881
HOTELS, RESTAURANTS & LEISURE — 3.1%
BBX Capital Corp.	34,592	256,673
Biglari Holdings, Inc. Class A (a)	202	186,244
Biglari Holdings, Inc. Class B (a)	4,638	841,101
BJ's Restaurants, Inc.	9,956	718,823
Bloomin' Brands, Inc.	60,393	1,195,177
Bojangles', Inc. (a)	12,266	192,576
Boyd Gaming Corp. (b)	43,043	1,457,006
Brinker International, Inc. (b)	31,709	1,481,762
Carrols Restaurant Group, Inc. (a)	26,105	381,133
Century Casinos, Inc. (a)	14,258	106,365
Cheesecake Factory, Inc.	29,086	1,557,264
Choice Hotels International, Inc.	21,748	1,811,608
Churchill Downs, Inc.	6,661	1,849,760
Chuy's Holdings, Inc. (a)	6,480	170,100
Cracker Barrel Old Country Store, Inc. (b)	13,615	2,003,175
Dave & Buster's Entertainment, Inc.	23,209	1,536,900
Del Frisco's Restaurant Group, Inc. (a)	1,050	8,715
Del Taco Restaurants, Inc. (a)	23,862	281,810
Denny's Corp. (a)	27,017	397,690
Dine Brands Global, Inc. (b)	8,589	698,372
Security Description	Shares	Value
Drive Shack, Inc. (a)	36,809	$ 219,382
El Pollo Loco Holdings, Inc. (a)	5	63
Eldorado Resorts, Inc. (a) (b)	38,235	1,858,221
Fiesta Restaurant Group, Inc. (a)	14,439	386,243
Golden Entertainment, Inc. (a) (b)	6,550	157,266
Habit Restaurants, Inc. Class A (a)	6,401	102,096
Hilton Grand Vacations, Inc. (a)	57,831	1,914,206
Hyatt Hotels Corp. Class A	28,086	2,235,365
Inspired Entertainment, Inc. (a) (b)	7,552	46,067
International Speedway Corp. Class A	3,559	155,884
J Alexander's Holdings, Inc. (a)	8,798	104,696
Jack in the Box, Inc.	16,543	1,386,800
Lindblad Expeditions Holdings, Inc. (a)	14,384	213,890
Marriott Vacations Worldwide Corp.	19,995	2,234,441
Monarch Casino & Resort, Inc. (a)	6,601	300,015
Nathan's Famous, Inc.	2,002	164,965
Noodles & Co. (a) (b)	17,396	210,492
Papa John's International, Inc. (b)	16,427	842,377
Penn National Gaming, Inc. (a)	56,254	1,851,882
Pinnacle Entertainment, Inc. (a)	32,624	1,099,103
Planet Fitness, Inc. Class A (a)	50,505	2,728,785
Playa Hotels & Resorts NV (a)	51,389	494,876
Potbelly Corp. (a)	21,310	262,113
RCI Hospitality Holdings, Inc.	5,460	161,671
Red Lion Hotels Corp. (a)	9,844	123,050
Red Robin Gourmet Burgers, Inc. (a) (b)	8,717	349,988
Red Rock Resorts, Inc. Class A	46,339	1,234,934
Ruth's Hospitality Group, Inc.	13,775	434,601
Scientific Games Corp. Class A (a)	36,330	922,782
SeaWorld Entertainment, Inc. (a)	44,294	1,392,160
Shake Shack, Inc. Class A (a)	15,212	958,508
Sonic Corp.	26,060	1,129,440
Speedway Motorsports, Inc.	11,797	210,576
Texas Roadhouse, Inc.	38,570	2,672,515
Town Sports International Holdings, Inc. (a)	16,250	140,563
Wendy's Co.	127,815	2,190,749
Wingstop, Inc.	19,157	1,307,848
Zoe's Kitchen, Inc. (a)	993	12,631
		49,343,498
HOUSEHOLD DURABLES — 1.3%
AV Homes, Inc. (a) (b)	7,568	151,360
Bassett Furniture Industries, Inc.	5,486	116,577
Beazer Homes USA, Inc. (a)	21,163	222,211
Cavco Industries, Inc. (a)	4,526	1,145,078
Century Communities, Inc. (a)	11,735	308,044
CSS Industries, Inc.	7,549	107,422
Ethan Allen Interiors, Inc.	20,389	423,072
Flexsteel Industries, Inc.	6,634	197,295
GoPro, Inc. Class A (a) (b)	78,383	564,358
Hamilton Beach Brands Holding Co. Class A	5,501	120,692
Helen of Troy, Ltd. (a)	15,442	2,021,358
Hooker Furniture Corp.	6,495	219,531

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Hovnanian Enterprises, Inc. Class A (a) (b)	39,453	$ 63,125
Installed Building Products, Inc. (a)	14,670	572,130
iRobot Corp. (a) (b)	18,263	2,007,469
KB Home	46,585	1,113,847
La-Z-Boy, Inc.	31,832	1,005,891
LGI Homes, Inc. (a) (b)	9,845	467,047
Libbey, Inc.	12,266	107,328
Lifetime Brands, Inc.	7,652	83,407
M/I Homes, Inc. (a)	11,767	281,584
MDC Holdings, Inc.	23,143	684,570
Meritage Homes Corp. (a)	17,448	696,175
New Home Co., Inc. (a)	7,752	62,481
Roku, Inc. (a)	7,371	538,304
Skyline Champion Corp.	4,084	116,680
Taylor Morrison Home Corp. Class A (a)	49,789	898,194
Tempur Sealy International, Inc. (a) (b)	32,600	1,724,540
TopBuild Corp. (a)	19,317	1,097,592
TRI Pointe Group, Inc. (a)	74,068	918,443
Tupperware Brands Corp.	31,762	1,062,439
Universal Electronics, Inc. (a)	9,523	374,730
Vuzix Corp. (a) (b)	10,927	71,572
William Lyon Homes Class A (a)	19,890	316,052
ZAGG, Inc. (a)	18,387	271,208
		20,131,806
HOUSEHOLD PRODUCTS — 0.3%
Central Garden & Pet Co. (a) (b)	6,706	241,684
Energizer Holdings, Inc.	33,848	1,985,185
Oil-Dri Corp. of America	3,152	121,541
Spectrum Brands Holdings, Inc.	14,346	1,071,933
WD-40 Co. (b)	8,875	1,527,388
		4,947,731
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Clearway Energy, Inc. Class A	11,697	222,711
Clearway Energy, Inc. Class C	4,008	77,154
Ormat Technologies, Inc.	28,779	1,557,232
Pattern Energy Group, Inc. Class A (b)	56,750	1,127,622
TerraForm Power, Inc. Class A	55,777	644,224
		3,628,943
INDUSTRIAL CONGLOMERATES — 0.1%
Raven Industries, Inc.	24,136	1,104,222
INSURANCE — 2.4%
Ambac Financial Group, Inc. (a)	30,234	617,378
American Equity Investment Life Holding Co.	48,037	1,698,588
American National Insurance Co.	12,266	1,585,871
AMERISAFE, Inc.	12,697	786,579
AmTrust Financial Services, Inc.	73,920	1,073,318
Atlas Financial Holdings, Inc. (a)	6,506	65,385
Citizens, Inc. (a)	30,037	252,311
CNO Financial Group, Inc.	89,316	1,895,286
Crawford & Co. Class B	6,606	60,841
Security Description	Shares	Value
Donegal Group, Inc. Class A	5	$ 71
eHealth, Inc. (a)	12,320	348,163
EMC Insurance Group, Inc.	9,690	239,537
Employers Holdings, Inc.	21,445	971,459
FBL Financial Group, Inc. Class A	4,639	349,085
FedNat Holding Co.	5,082	129,489
Genworth Financial, Inc. Class A (a)	287,266	1,197,899
Hallmark Financial Services, Inc. (a)	11,859	130,449
Hanover Insurance Group, Inc.	24,150	2,979,386
HCI Group, Inc.	1,070	46,813
Health Insurance Innovations, Inc. Class A (a)	6,463	398,444
Heritage Insurance Holdings, Inc. (b)	9,693	143,650
Horace Mann Educators Corp.	25,040	1,124,296
Independence Holding Co.	3,138	112,654
Investors Title Co.	1,016	170,586
Kemper Corp.	33,196	2,670,618
Kingstone Cos., Inc.	5,660	107,540
Kinsale Capital Group, Inc.	9,696	619,187
MBIA, Inc. (a)	61,705	659,626
Mercury General Corp.	18,241	914,969
National General Holdings Corp.	38,328	1,028,724
National Western Life Group, Inc. Class A	1,706	544,555
Navigators Group, Inc.	17,142	1,184,512
Primerica, Inc.	25,295	3,049,312
ProAssurance Corp.	32,600	1,530,570
Protective Insurance Corp. Class B	957	21,963
RLI Corp.	28,151	2,212,106
Safety Insurance Group, Inc.	9,623	862,221
Selective Insurance Group, Inc.	28,344	1,799,844
State Auto Financial Corp.	7,504	229,172
Stewart Information Services Corp.	15,347	690,768
Trupanion, Inc. (a)	15,234	544,311
United Fire Group, Inc.	14,322	727,128
United Insurance Holdings Corp.	16,189	362,310
Universal Insurance Holdings, Inc.	21,364	1,037,222
White Mountains Insurance Group, Ltd.	1,349	1,262,489
		38,436,685
INTERNET & CATALOG RETAIL — 0.0% (c)
Duluth Holdings, Inc. Class B (a) (b)	11,848	372,738
Overstock.com, Inc. (a) (b)	10,515	291,266
		664,004
INTERACTIVE MEDIA & SERVICES — 0.6%
Actua Corp. (a) (e)	2,667	2,667
ANGI Homeservices, Inc. Class A (a) (b)	32,500	763,100
Care.com, Inc. (a)	12,816	283,362
Cargurus, Inc. (a) (b)	21,260	1,183,969
Cars.com, Inc. (a)	38,600	1,065,746
Liberty TripAdvisor Holdings, Inc. Class A (a)	38,679	574,383

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Match Group, Inc. (a) (b)	26,684	$ 1,545,271
Meet Group, Inc. (a)	30,335	150,158
QuinStreet, Inc. (a)	21,910	297,319
Rhythmone PLC (a)	7,354	21,290
Sohu.com, Ltd. ADR (a) (b)	17,140	340,743
TrueCar, Inc. (a)	48,139	678,760
XO Group, Inc. (a)	16,539	570,265
Yelp, Inc. (a)	42,737	2,102,660
		9,579,693
INTERNET & DIRECT MARKETING RETAIL — 1.1%
1-800-Flowers.com, Inc. Class A (a)	5,075	59,885
Etsy, Inc. (a)	63,562	3,265,816
FTD Cos., Inc. (a)	5	13
Gaia, Inc. (a) (b)	6,506	100,192
Groupon, Inc. (a) (b)	290,013	1,093,349
Lands' End, Inc. (a)	7,761	136,206
Leaf Group, Ltd. (a)	6,706	67,060
Liberty Expedia Holdings, Inc. Class A (a)	33,862	1,592,868
Liquidity Services, Inc. (a)	16,250	103,187
Nutrisystem, Inc.	19,985	740,444
PetMed Express, Inc. (b)	8,555	282,401
Quotient Technology, Inc. (a) (b)	51,814	803,117
Shutterfly, Inc. (a)	18,396	1,212,112
Shutterstock, Inc.	12,476	680,940
Stamps.com, Inc. (a)	9,358	2,116,780
Wayfair, Inc. Class A (a)	33,646	4,968,505
		17,222,875
IT SERVICES — 2.7%
Brightcove, Inc. (a)	22,006	184,850
CACI International, Inc. Class A (a)	12,282	2,261,730
Carbonite, Inc. (a)	11,665	415,857
Cardtronics PLC Class A (a)	24,952	789,481
Cass Information Systems, Inc.	6,831	444,835
Conduent, Inc. (a)	129,928	2,925,979
Convergys Corp.	61,077	1,449,968
CoreLogic, Inc. (a)	51,864	2,562,600
CSG Systems International, Inc.	22,121	887,937
Endurance International Group Holdings, Inc. (a)	51,954	457,195
Euronet Worldwide, Inc. (a)	28,351	2,841,337
Everi Holdings, Inc. (a)	38,031	348,744
EVERTEC, Inc.	40,532	976,821
ExlService Holdings, Inc. (a)	16,354	1,082,635
GTT Communications, Inc. (a) (b)	19,469	844,955
Hackett Group, Inc.	16,233	327,095
Information Services Group, Inc. (a)	17,139	81,924
Internap Corp. (a) (b)	15,116	190,915
Limelight Networks, Inc. (a)	72,998	366,450
LiveRamp Holdings, Inc. (a)	51,860	2,562,403
ManTech International Corp. Class A	17,400	1,101,420
MAXIMUS, Inc.	37,062	2,411,254
Security Description	Shares	Value
MoneyGram International, Inc. (a)	9,629	$ 51,515
MongoDB, Inc. (a) (b)	4,425	360,859
Net 1 UEPS Technologies, Inc. (a)	16,494	131,952
NIC, Inc.	45,192	668,842
Okta, Inc. (a)	39,658	2,790,337
Perficient, Inc. (a)	22,966	612,044
PFSweb, Inc. (a)	9,744	72,106
Presidio, Inc.	10,386	158,386
PRGX Global, Inc. (a)	11,848	103,078
Science Applications International Corp.	24,036	1,937,302
ServiceSource International, Inc. (a)	5,523	15,740
StarTek, Inc. (a)	7,752	51,318
Switch, Inc. Class A (b)	9,404	101,563
Sykes Enterprises, Inc. (a)	26,932	821,157
Syntel, Inc. (a)	15,299	626,953
Teradata Corp. (a)	68,982	2,601,311
TTEC Holdings, Inc.	7,523	194,846
Tucows, Inc. Class A (a) (b)	4,494	250,540
Twilio, Inc. Class A (a)	35,764	3,085,718
Unisys Corp. (a) (b)	25,951	529,400
Virtusa Corp. (a)	18,294	982,571
Web.com Group, Inc. (a)	33,742	941,402
		42,605,325
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Acushnet Holdings Corp.	12,787	350,747
American Outdoor Brands Corp. (a)	40,288	625,673
Callaway Golf Co.	60,544	1,470,614
Clarus Corp.	14,158	156,446
Escalade, Inc.	6,606	84,887
Johnson Outdoors, Inc. Class A	5,566	517,582
Malibu Boats, Inc. Class A (a)	9,716	531,660
MCBC Holdings, Inc. (a)	12,238	439,099
Nautilus, Inc. (a)	20,265	282,697
Sturm Ruger & Co., Inc.	11,532	796,285
Vista Outdoor, Inc. (a)	28,689	513,246
		5,768,936
LIFE SCIENCES TOOLS & SERVICES — 0.7%
Accelerate Diagnostics, Inc. (a) (b)	21,684	497,648
Bruker Corp.	64,262	2,149,564
Cambrex Corp. (a)	22,891	1,565,744
ChromaDex Corp. (a)	17,296	74,200
Codexis, Inc. (a) (b)	26,823	460,015
Enzo Biochem, Inc. (a)	29,926	123,295
Fluidigm Corp. (a)	7,703	57,696
Harvard Bioscience, Inc. (a)	20,864	109,536
Luminex Corp.	27,733	840,587
NanoString Technologies, Inc. (a)	7,529	134,242
NeoGenomics, Inc. (a)	39,575	607,476
Pacific Biosciences of California, Inc. (a) (b)	87,183	471,660
PRA Health Sciences, Inc. (a)	25,559	2,816,346

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Syneos Health, Inc. (a)	32,520	$ 1,676,406
		11,584,415
MACHINERY — 4.0%
Actuant Corp. Class A	43,139	1,203,578
Alamo Group, Inc.	7,703	705,672
Albany International Corp. Class A	19,244	1,529,898
Altra Industrial Motion Corp.	19,189	792,506
American Railcar Industries, Inc.	12,750	587,775
Astec Industries, Inc.	15,167	764,568
Barnes Group, Inc.	25,012	1,776,602
Blue Bird Corp. (a)	7,552	185,024
Briggs & Stratton Corp.	18,507	355,890
Chart Industries, Inc. (a)	13,262	1,038,812
CIRCOR International, Inc. (b)	10,857	515,707
Colfax Corp. (a)	51,367	1,852,294
Columbus McKinnon Corp.	13,581	536,993
Commercial Vehicle Group, Inc. (a)	16,250	148,850
DMC Global, Inc.	8,556	349,085
Douglas Dynamics, Inc.	11,520	505,728
Eastern Co.	3,568	101,331
Energy Recovery, Inc. (a) (b)	22,971	205,590
EnPro Industries, Inc.	10,892	794,354
ESCO Technologies, Inc.	17,203	1,170,664
Evoqua Water Technologies Corp. (a) (b)	39,230	697,509
ExOne Co. (a)	6,606	62,625
Federal Signal Corp.	36,343	973,266
Franklin Electric Co., Inc.	22,420	1,059,345
FreightCar America, Inc.	7,752	124,575
Gencor Industries, Inc. (a)	5,560	66,998
Global Brass & Copper Holdings, Inc.	14,467	533,832
Gorman-Rupp Co.	12,533	457,454
Graham Corp.	6,651	187,359
Greenbrier Cos., Inc.	19,057	1,145,326
Harsco Corp. (a)	54,262	1,549,180
Hillenbrand, Inc.	36,269	1,896,869
Hurco Cos., Inc.	3,544	159,834
Hyster-Yale Materials Handling, Inc.	4,524	278,362
ITT, Inc.	53,045	3,249,537
John Bean Technologies Corp.	17,041	2,032,991
Kadant, Inc.	5,632	607,411
Kennametal, Inc.	40,214	1,751,722
LB Foster Co. Class A (a)	5,460	112,203
Lindsay Corp.	5,514	552,723
Lydall, Inc. (a)	12,750	549,525
Manitex International, Inc. (a)	8,698	91,590
Manitowoc Co., Inc (a)	23,214	556,904
Meritor, Inc. (a)	57,657	1,116,240
Milacron Holdings Corp. (a)	46,131	934,153
Miller Industries, Inc.	7,627	205,166
Mueller Industries, Inc.	39,298	1,138,856
Mueller Water Products, Inc. Class A	89,361	1,028,545
Navistar International Corp. (a)	54,192	2,086,392
NN, Inc.	19,775	308,490
Omega Flex, Inc.	1,982	141,039
Security Description	Shares	Value
Park-Ohio Holdings Corp.	2,219	$ 85,099
Proto Labs, Inc. (a)	14,360	2,322,730
RBC Bearings, Inc. (a)	11,683	1,756,656
REV Group, Inc. (b)	21,956	344,709
Rexnord Corp. (a)	59,652	1,837,282
Spartan Motors, Inc.	17,266	254,673
SPX Corp. (a)	28,060	934,679
SPX FLOW, Inc. (a)	27,124	1,410,448
Standex International Corp.	6,652	693,471
Sun Hydraulics Corp.	13,206	723,425
Tennant Co.	11,830	898,488
Terex Corp.	49,200	1,963,572
Timken Co.	44,336	2,210,150
Titan International, Inc.	38,356	284,602
TriMas Corp. (a)	22,838	694,275
Trinity Industries, Inc.	85,371	3,127,993
Twin Disc, Inc. (a)	4,084	94,095
Wabash National Corp.	38,519	702,201
Watts Water Technologies, Inc. Class A	18,212	1,511,596
Welbilt, Inc. (a)	80,561	1,682,114
		64,309,200
MARINE — 0.2%
Genco Shipping & Trading, Ltd. (a)	17,139	239,946
Kirby Corp. (a)	29,311	2,410,830
Matson, Inc.	28,546	1,131,563
		3,782,339
MEDIA — 1.4%
AMC Networks, Inc. Class A (a) (b)	30,233	2,005,657
Beasley Broadcast Group, Inc. Class A	4,084	28,180
Cable One, Inc.	2,638	2,330,963
Clear Channel Outdoor Holdings, Inc. Class A	26,094	155,259
Daily Journal Corp. (a) (b)	813	195,933
Entercom Communications Corp. Class A (b)	69,306	547,517
Entravision Communications Corp. Class A	55,181	270,387
Eros International PLC (a) (b)	14,951	180,160
EW Scripps Co. Class A	55,358	913,407
Gannett Co., Inc.	76,727	768,037
Gray Television, Inc. (a)	53,397	934,448
Hemisphere Media Group, Inc. (a)	11,736	163,717
Lee Enterprises, Inc. (a) (b)	30,608	81,111
Liberty Latin America, Ltd. Class A (a)	26,110	544,132
Loral Space & Communications, Inc. (a)	14,245	646,723
Marchex, Inc. Class B	20,434	56,807
MDC Partners, Inc. Class A (a)	43,098	178,857
Meredith Corp. (b)	22,287	1,137,751
MSG Networks, Inc. Class A (a)	40,385	1,041,933
National CineMedia, Inc.	33,683	356,703
New Media Investment Group, Inc.	19,406	304,480
New York Times Co. Class A	74,360	1,721,434

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Nexstar Media Group, Inc. Class A (b)	25,822	$ 2,101,911
Scholastic Corp.	19,443	907,794
Sinclair Broadcast Group, Inc. Class A	42,984	1,218,596
TechTarget, Inc. (a)	14,358	278,832
TEGNA, Inc.	143,515	1,716,440
Townsquare Media, Inc. Class A	5,460	42,752
Tribune Media Co. Class A	55,151	2,119,453
Tribune Publishing Co.	7,761	126,737
		23,076,111
METALS & MINING — 1.1%
AK Steel Holding Corp. (a) (b)	210,415	1,031,034
Allegheny Technologies, Inc. (a) (b)	60,651	1,792,237
Ampco-Pittsburgh Corp. (a)	5,560	32,804
Carpenter Technology Corp.	24,921	1,469,093
Century Aluminum Co. (a)	33,625	402,491
Cleveland-Cliffs, Inc. (a) (b)	182,331	2,308,310
Coeur Mining, Inc. (a)	125,312	667,913
Commercial Metals Co.	77,956	1,599,657
Compass Minerals International, Inc. (b)	16,408	1,102,618
Ferroglobe Representation & Warranty Insurance Trust (a) (f)	5,429	—
Gold Resource Corp.	37,482	192,658
Haynes International, Inc.	8,503	301,857
Hecla Mining Co.	268,506	749,132
Kaiser Aluminum Corp.	8,745	953,730
Materion Corp.	10,514	636,097
McEwen Mining, Inc. (b)	155,210	301,107
Olympic Steel, Inc.	6,606	137,867
Ryerson Holding Corp. (a)	11,736	132,617
Schnitzer Steel Industries, Inc. Class A	15,137	409,456
SunCoke Energy, Inc. (a)	24,713	287,165
Synalloy Corp.	4,084	93,319
TimkenSteel Corp. (a) (b)	25,151	373,995
Universal Stainless & Alloy Products, Inc. (a)	4,084	104,183
Warrior Met Coal, Inc.	23,982	648,473
Worthington Industries, Inc.	29,579	1,282,545
		17,010,358
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.1%
AG Mortgage Investment Trust, Inc. REIT	19,948	362,655
Annaly Capital Management, Inc. REIT	28,980	296,465
Anworth Mortgage Asset Corp. REIT	75,283	348,560
Apollo Commercial Real Estate Finance, Inc. REIT (b)	75,252	1,420,005
Arbor Realty Trust, Inc. REIT (b)	30,508	350,232
Ares Commercial Real Estate Corp. REIT	7,711	107,723
Security Description	Shares	Value
ARMOUR Residential REIT, Inc. (b)	30,899	$ 693,683
Blackstone Mortgage Trust, Inc. Class A REIT (b)	50,110	1,679,186
Capstead Mortgage Corp. REIT	64,282	508,471
Cherry Hill Mortgage Investment Corp. REIT	7,652	138,501
Chimera Investment Corp. REIT	118,706	2,152,140
Dynex Capital, Inc. REIT	35,664	227,536
Ellington Residential Mortgage REIT (b)	7,552	85,262
Exantas Capital Corp. REIT (b)	5,074	55,713
Great Ajax Corp. REIT	9,750	132,697
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	24,812	532,714
Invesco Mortgage Capital, Inc. REIT	49,856	788,722
Ladder Capital Corp. REIT	55,545	940,932
MFA Financial, Inc. REIT	262,656	1,930,522
New York Mortgage Trust, Inc. REIT	75,533	459,241
Orchid Island Capital, Inc. REIT (b)	3,174	23,011
Owens Realty Mortgage, Inc. REIT (b)	3,569	60,280
PennyMac Mortgage Investment Trust REIT	41,308	836,074
Ready Capital Corp.	19,488	324,475
Redwood Trust, Inc. REIT	50,678	823,011
TPG RE Finance Trust, Inc. REIT	23,120	462,862
Two Harbors Investment Corp. REIT	144,073	2,151,010
Western Asset Mortgage Capital Corp. REIT (b)	3,017	30,230
		17,921,913
MULTI-UTILITIES — 0.4%
Avista Corp.	39,389	1,991,508
Black Hills Corp.	30,682	1,782,318
NorthWestern Corp.	28,167	1,652,276
Unitil Corp.	11,819	601,587
		6,027,689
MULTILINE RETAIL — 0.4%
Big Lots, Inc.	30,328	1,267,407
Dillard's, Inc. Class A (b)	13,255	1,011,887
Fred's, Inc. Class A	10	21
JC Penney Co., Inc. (a) (b)	248,623	412,714
Ollie's Bargain Outlet Holdings, Inc. (a)	29,373	2,822,745
Sears Holdings Corp. (a) (b)	55,151	53,375
Tuesday Morning Corp. (a) (b)	27,040	86,528
		5,654,677
OIL, GAS & CONSUMABLE FUELS — 3.4%
Abraxas Petroleum Corp. (a)	40,396	94,123
Adams Resources & Energy, Inc.	1,146	48,659
Approach Resources, Inc. (a) (b)	31,684	70,655
Arch Coal, Inc. Class A (b)	14,246	1,273,592

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Bonanza Creek Energy, Inc. (a)	11,601	$ 345,478
BP Midstream Partners L.P.	26,640	500,832
California Resources Corp. (a) (b)	27,922	1,355,055
Callon Petroleum Co. (a) (b)	115,601	1,386,056
Carrizo Oil & Gas, Inc. (a) (b)	44,072	1,110,614
Centennial Resource Development, Inc. Class A (a) (b)	79,319	1,733,120
Chesapeake Energy Corp. (a) (b)	517,889	2,325,322
Clean Energy Fuels Corp. (a)	54,768	142,397
Cloud Peak Energy, Inc. (a)	46,965	108,020
CONSOL Energy, Inc. (a)	19,162	782,001
CVR Energy, Inc.	55,188	2,219,661
Delek US Holdings, Inc.	47,052	1,996,416
Denbury Resources, Inc. (a)	256,818	1,592,272
Dorian LPG, Ltd. (a)	15,086	120,235
Enbridge Energy Management LLC (a) (b)	61,282	669,199
Energy XXI Gulf Coast, Inc. (a)	13,024	108,881
Evolution Petroleum Corp.	2,043	22,575
Extraction Oil & Gas, Inc. (a) (b)	61,293	691,998
Gran Tierra Energy, Inc. (a)	219,327	837,829
Green Plains, Inc. (b)	26,086	448,679
Gulfport Energy Corp. (a)	101,234	1,053,846
Halcon Resources Corp. (a) (b)	105,437	471,303
Hallador Energy Co.	9,744	60,608
HighPoint Resources Corp. (a)	108,785	530,871
International Seaways, Inc. (a) (b)	12,781	255,876
Laredo Petroleum, Inc. (a)	100,431	820,521
Lilis Energy, Inc. (a) (b)	6,516	31,928
Matador Resources Co. (a) (b)	55,789	1,843,826
Midstates Petroleum Co., Inc. (a)	16,350	145,679
NACCO Industries, Inc. Class A	2,019	66,122
Oasis Petroleum, Inc. (a)	170,535	2,418,186
Pacific Ethanol, Inc. (a)	20	38
Panhandle Oil and Gas, Inc. Class A	7,617	140,534
Par Pacific Holdings, Inc. (a)	26,104	532,522
PBF Energy, Inc. Class A	65,487	3,268,456
PDC Energy, Inc. (a)	36,629	1,793,356
Peabody Energy Corp.	72,403	2,580,443
Penn Virginia Corp. (a)	9,604	773,506
QEP Resources, Inc. (a)	152,147	1,722,304
Range Resources Corp. (b)	141,591	2,405,631
Renewable Energy Group, Inc. (a) (b)	16,557	476,842
Resolute Energy Corp. (a) (b)	12,529	473,722
REX American Resources Corp. (a)	3,872	292,530
Ring Energy, Inc. (a)	37,735	373,954
Sanchez Energy Corp. (a) (b)	61,397	141,213
SandRidge Energy, Inc. (a)	22,796	247,793
SemGroup Corp. Class A (b)	34,181	753,691
SilverBow Resources, Inc. (a)	6,706	178,849
SM Energy Co.	65,208	2,056,008
Southwestern Energy Co. (a)	358,031	1,829,538
SRC Energy, Inc. (a) (b)	158,592	1,409,883
Talos Energy, Inc. (a)	13,411	440,149
Tellurian, Inc. (a) (b)	49,926	447,836
Security Description	Shares	Value
Ultra Petroleum Corp. (a) (b)	113,184	$ 126,766
Uranium Energy Corp. (a) (b)	108,787	187,114
W&T Offshore, Inc. (a)	61,293	590,865
Whiting Petroleum Corp. (a)	52,778	2,799,345
World Fuel Services Corp.	40,252	1,114,175
Zion Oil & Gas, Inc. (a) (b)	42,344	54,200
		54,893,698
PAPER & FOREST PRODUCTS — 0.7%
Boise Cascade Co.	25,882	952,457
Clearwater Paper Corp. (a)	14,251	423,255
Domtar Corp.	40,152	2,094,730
KapStone Paper and Packaging Corp.	48,093	1,630,834
Louisiana-Pacific Corp.	81,293	2,153,451
Mercer International, Inc.	22,639	380,335
Neenah, Inc.	11,470	989,861
PH Glatfelter Co.	29,760	568,714
Resolute Forest Products, Inc. (a)	49,595	642,255
Schweitzer-Mauduit International, Inc.	21,077	807,460
Verso Corp. Class A (a)	15,304	515,286
		11,158,638
PERSONAL PRODUCTS — 0.5%
Avon Products, Inc. (a)	288,642	635,012
Edgewell Personal Care Co. (a)	30,860	1,426,658
elf Beauty, Inc. (a) (b)	19,405	247,025
Inter Parfums, Inc.	9,623	620,202
Medifast, Inc.	7,756	1,718,342
Nu Skin Enterprises, Inc. Class A	31,454	2,592,439
USANA Health Sciences, Inc. (a)	7,934	956,444
		8,196,122
PHARMACEUTICALS — 1.2%
AcelRx Pharmaceuticals, Inc. (a)	30,615	117,868
Aclaris Therapeutics, Inc. (a) (b)	2,180	31,654
Adamis Pharmaceuticals Corp. (a) (b)	17,396	60,886
Aerie Pharmaceuticals, Inc. (a) (b)	16,996	1,046,104
Akorn, Inc. (a)	60,975	791,455
Amphastar Pharmaceuticals, Inc. (a)	23,781	457,546
Ampio Pharmaceuticals, Inc. (a) (b)	36,964	18,778
ANI Pharmaceuticals, Inc. (a)	2,187	123,653
Aratana Therapeutics, Inc. (a)	33,541	195,879
Assembly Biosciences, Inc. (a)	10,730	398,512
Assertio Therapeutics, Inc. (a)	42,449	249,600
BioDelivery Sciences International, Inc. (a) (b)	32,808	91,862
Clearside Biomedical, Inc. (a)	13,212	81,254
Collegium Pharmaceutical, Inc. (a) (b)	15,581	229,664
Corcept Therapeutics, Inc. (a)	68,413	959,150
Corium International, Inc. (a) (b)	20,917	198,921
Cumberland Pharmaceuticals, Inc. (a)	6,506	37,149
Cymabay Therapeutics, Inc. (a) (b)	24,002	265,942
Dermira, Inc. (a)	11,651	126,996

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Dova Pharmaceuticals, Inc. (a) (b)	2,646	$ 55,487
Durect Corp. (a)	111,658	122,824
Endocyte, Inc. (a) (b)	28,800	511,488
Innoviva, Inc. (a)	46,710	711,860
Intersect ENT, Inc. (a)	18,966	545,272
Intra-Cellular Therapies, Inc. (a)	27,750	602,175
Lannett Co., Inc. (a) (b)	23,021	109,350
Marinus Pharmaceuticals, Inc. (a) (b)	18,442	184,420
Medicines Co. (a) (b)	45,147	1,350,347
MyoKardia, Inc. (a) (b)	15,344	1,000,429
Neos Therapeutics, Inc. (a) (b)	11,736	56,920
Ocular Therapeutix, Inc. (a) (b)	10	69
Odonate Therapeutics, Inc. (a) (b)	9,851	191,208
Omeros Corp. (a) (b)	28,522	696,222
Pacira Pharmaceuticals, Inc. (a)	26,727	1,313,632
Paratek Pharmaceuticals, Inc. (a) (b)	19,436	188,529
Phibro Animal Health Corp. Class A	13,268	569,197
Prestige Consumer Healthcare, Inc. (a)	30,482	1,154,963
Reata Pharmaceuticals, Inc. Class A (a)	9,821	802,965
Revance Therapeutics, Inc. (a)	17,374	431,744
Strongbridge Biopharma PLC (a)	20,673	100,264
Supernus Pharmaceuticals, Inc. (a)	33,641	1,693,824
Teligent, Inc. (a) (b)	10	40
Tetraphase Pharmaceuticals, Inc. (a)	37,962	104,775
TherapeuticsMD, Inc. (a) (b)	116,039	761,216
Zogenix, Inc. (a) (b)	16,854	835,958
Zynerba Pharmaceuticals, Inc. (a)	5,560	45,370
		19,623,421
PROFESSIONAL SERVICES — 1.4%
Acacia Research Corp. (a)	33,546	107,347
ASGN, Inc. (a)	30,324	2,393,473
Barrett Business Services, Inc.	4,743	316,737
BG Staffing, Inc.	4,514	122,781
CBIZ, Inc. (a)	35,521	841,848
CRA International, Inc.	5,548	278,621
Dun & Bradstreet Corp.	21,212	3,022,922
Exponent, Inc.	25,708	1,377,949
Forrester Research, Inc.	5,098	233,998
Franklin Covey Co. (a)	6,606	156,232
FTI Consulting, Inc. (a)	25,275	1,849,877
GP Strategies Corp. (a)	11,723	197,532
Heidrick & Struggles International, Inc.	12,652	428,270
Huron Consulting Group, Inc. (a)	17,266	852,940
ICF International, Inc.	12,362	932,713
InnerWorkings, Inc. (a)	31,528	249,702
Insperity, Inc.	24,042	2,835,754
Kelly Services, Inc. Class A	2,733	65,674
Kforce, Inc.	15,536	584,154
Korn/Ferry International	35,070	1,726,847
Mistras Group, Inc. (a)	12,666	274,472
Navigant Consulting, Inc.	30,812	710,525
Security Description	Shares	Value
Reis, Inc.	5,560	$ 127,880
Resources Connection, Inc.	10,695	177,537
TriNet Group, Inc. (a)	28,030	1,578,650
TrueBlue, Inc. (a)	27,669	720,777
WageWorks, Inc. (a)	22,913	979,531
Willdan Group, Inc. (a)	955	32,432
		23,177,175
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Consolidated-Tomoka Land Co.	3,542	220,596
FRP Holdings, Inc. (a)	4,715	292,802
HFF, Inc. Class A	18,400	781,632
Kennedy-Wilson Holdings, Inc.	88,473	1,902,169
Marcus & Millichap, Inc. (a)	4,078	141,547
Maui Land & Pineapple Co., Inc. (a)	3,568	45,670
RE/MAX Holdings, Inc. Class A	6,786	300,959
Realogy Holdings Corp. (b)	74,364	1,534,873
Redfin Corp. (a) (b)	28,351	530,164
RMR Group, Inc. Class A	4,102	380,666
St. Joe Co. (a) (b)	44,083	740,594
Stratus Properties, Inc. (a)	2,155	65,943
Tejon Ranch Co. (a)	17,355	376,777
		7,314,392
ROAD & RAIL — 0.9%
ArcBest Corp.	17,058	828,166
Avis Budget Group, Inc. (a) (b)	48,974	1,574,024
Covenant Transportation Group, Inc. Class A (a)	8,381	243,552
Daseke, Inc. (a)	14,158	113,547
Heartland Express, Inc.	34,403	678,771
Hertz Global Holdings, Inc. (a)	51,886	847,298
Landstar System, Inc.	24,050	2,934,100
Marten Transport, Ltd.	26,204	551,594
PAM Transportation Services, Inc. (a)	1,046	68,084
Ryder System, Inc.	30,431	2,223,593
Saia, Inc. (a)	17,159	1,311,806
Schneider National, Inc. Class B	44,280	1,106,115
Universal Logistics Holdings, Inc.	5,729	210,827
USA Truck, Inc. (a)	3,568	72,181
Werner Enterprises, Inc.	21,629	764,585
YRC Worldwide, Inc. (a)	25,050	224,949
		13,753,192
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
ACM Research, Inc. Class A (a) (b)	5,992	66,331
Adesto Technologies Corp. (a) (b)	8,598	51,158
Advanced Energy Industries, Inc. (a)	19,400	1,002,010
Alpha & Omega Semiconductor, Ltd. (a)	6,481	75,374
Ambarella, Inc. (a) (b)	18,391	711,364
Amkor Technology, Inc. (a)	72,550	536,144
Amtech Systems, Inc. (a)	6,606	35,276
Axcelis Technologies, Inc. (a)	15,162	297,933

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
AXT, Inc. (a)	28,414	$ 203,160
Brooks Automation, Inc.	37,941	1,329,073
Cabot Microelectronics Corp.	13,188	1,360,606
CEVA, Inc. (a)	15,326	440,623
Cirrus Logic, Inc. (a)	36,427	1,406,082
Cohu, Inc.	18,582	466,408
Cree, Inc. (a)	52,004	1,969,391
CyberOptics Corp. (a) (b)	5,460	110,292
Diodes, Inc. (a)	18,276	608,408
DSP Group, Inc. (a)	13,242	157,580
Entegris, Inc.	73,080	2,115,666
Everspin Technologies, Inc. (a) (b)	5,660	43,469
FormFactor, Inc. (a)	36,670	504,213
GSI Technology, Inc. (a)	9,644	66,544
Ichor Holdings, Ltd. (a) (b)	8,700	177,654
Impinj, Inc. (a) (b)	14,689	364,581
Inphi Corp. (a) (b)	27,808	1,056,148
Integrated Device Technology, Inc. (a)	69,976	3,289,572
Kopin Corp. (a) (b)	44,442	107,550
Kulicke & Soffa Industries, Inc.	44,336	1,056,970
Lattice Semiconductor Corp. (a)	96,581	772,648
MACOM Technology Solutions Holdings, Inc. (a) (b)	30,472	627,723
MagnaChip Semiconductor Corp. (a) (b)	23,802	235,640
MaxLinear, Inc. (a) (b)	41,272	820,487
Mellanox Technologies, Ltd. (a)	27,140	1,993,433
Monolithic Power Systems, Inc.	19,402	2,435,533
Nanometrics, Inc. (a)	15,254	572,330
NeoPhotonics Corp. (a) (b)	27,148	225,328
NVE Corp.	2,985	316,052
PDF Solutions, Inc. (a) (b)	23,019	207,862
Photronics, Inc. (a)	60,177	592,743
Pixelworks, Inc. (a)	16,350	73,739
Power Integrations, Inc.	19,505	1,232,716
QuickLogic Corp. (a) (b)	56,591	56,591
Rambus, Inc. (a)	51,475	561,592
Rudolph Technologies, Inc. (a)	20,675	505,504
Semtech Corp. (a)	44,384	2,467,750
Silicon Laboratories, Inc. (a)	20,891	1,917,794
SMART Global Holdings, Inc. (a) (b)	4,910	141,113
SolarEdge Technologies, Inc. (a) (b)	20,434	769,340
SunPower Corp. (a) (b)	42,754	312,104
Synaptics, Inc. (a) (b)	23,256	1,060,939
Ultra Clean Holdings, Inc. (a)	25,838	324,267
Veeco Instruments, Inc. (a)	32,400	332,100
Versum Materials, Inc.	66,426	2,392,000
Xcerra Corp. (a)	35,177	501,976
Xperi Corp.	33,210	493,169
		41,552,053
SOFTWARE — 5.3%
2U, Inc. (a)	28,880	2,171,487
8x8, Inc. (a)	60,727	1,290,449
A10 Networks, Inc. (a)	38,480	233,958
ACI Worldwide, Inc. (a)	58,797	1,654,548
Security Description	Shares	Value
Agilysys, Inc. (a)	14,258	$ 232,405
Alarm.com Holdings, Inc. (a)	15,702	901,295
Altair Engineering, Inc. Class A (a)	9,312	404,606
Alteryx, Inc. Class A (a) (b)	14,390	823,252
Amber Road, Inc. (a)	14,258	137,162
American Software, Inc. Class A	3,083	37,397
Appfolio, Inc. Class A (a)	6,674	523,242
Appian Corp. (a) (b)	5,692	188,405
Apptio, Inc. Class A (a)	16,342	604,000
Asure Software, Inc. (a) (b)	7,652	95,038
Avaya Holdings Corp. (a)	64,310	1,423,823
Benefitfocus, Inc. (a)	15,314	619,451
Blackbaud, Inc.	29,708	3,014,768
Blackline, Inc. (a)	17,343	979,359
Bottomline Technologies DE, Inc. (a)	26,484	1,925,652
Box, Inc. Class A (a) (b)	68,334	1,633,866
ChannelAdvisor Corp. (a)	9,848	122,608
Cloudera, Inc. (a)	63,460	1,120,069
CommVault Systems, Inc. (a)	23,893	1,672,510
Cornerstone OnDemand, Inc. (a)	35,304	2,003,502
Coupa Software, Inc. (a) (b)	26,646	2,107,699
Datawatch Corp. (a)	6,606	76,960
Digimarc Corp. (a) (b)	8,579	269,810
Digital Turbine, Inc. (a) (b)	31,748	39,367
Ebix, Inc. (b)	15,274	1,208,937
eGain Corp. (a)	7,656	62,014
Ellie Mae, Inc. (a) (b)	19,244	1,823,754
Envestnet, Inc. (a)	29,027	1,769,196
Everbridge, Inc. (a)	15,236	878,203
Fair Isaac Corp. (a)	16,296	3,724,451
FireEye, Inc. (a) (b)	111,970	1,903,490
Five9, Inc. (a)	30,896	1,349,846
ForeScout Technologies, Inc. (a)	7,456	281,539
Hortonworks, Inc. (a)	37,499	855,352
HubSpot, Inc. (a)	18,306	2,763,291
Imperva, Inc. (a)	23,840	1,107,368
Instructure, Inc. (a)	15,325	542,505
j2 Global, Inc.	26,773	2,218,143
LivePerson, Inc. (a)	37,482	972,658
Manhattan Associates, Inc. (a)	40,152	2,192,299
MicroStrategy, Inc. Class A (a)	5,513	775,238
MINDBODY, Inc. Class A (a) (b)	20,857	847,837
Mitek Systems, Inc. (a)	25,883	182,475
MobileIron, Inc. (a)	43,722	231,727
Model N, Inc. (a)	15,449	244,867
Monotype Imaging Holdings, Inc.	27,717	559,883
New Relic, Inc. (a)	24,049	2,266,137
OneSpan, Inc. (a)	20,904	398,221
Park City Group, Inc. (a) (b)	8,798	88,860
Paylocity Holding Corp. (a)	19,714	1,583,428
Pegasystems, Inc.	23,850	1,493,010
Progress Software Corp.	23,857	841,913
PROS Holdings, Inc. (a)	19,032	666,501
Q2 Holdings, Inc. (a)	21,852	1,323,139
QAD, Inc. Class A	1,214	68,773
Qualys, Inc. (a)	20,886	1,860,943
Rapid7, Inc. (a)	17,372	641,374

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
RealNetworks, Inc. (a)	12,782	$ 37,579
RealPage, Inc. (a)	36,301	2,392,236
RingCentral, Inc. Class A (a)	36,696	3,414,563
SailPoint Technologies Holding, Inc. (a)	14,430	490,909
SendGrid, Inc. (a)	5,992	220,446
Seven Stars Cloud Group, Inc. (a)	21,748	82,425
ShotSpotter, Inc. (a) (b)	2,546	156,044
SPS Commerce, Inc. (a)	11,532	1,144,436
Telaria, Inc. (a)	14,158	53,659
Telenav, Inc. (a)	10	50
TiVo Corp.	70,274	874,911
Trade Desk, Inc. Class A (a) (b)	18,497	2,791,382
Upland Software, Inc. (a)	6,506	210,209
Varonis Systems, Inc. (a)	13,867	1,015,758
Verint Systems, Inc. (a)	42,488	2,128,649
VirnetX Holding Corp. (a) (b)	18,250	84,862
Workiva, Inc. (a)	10,889	430,115
Yext, Inc. (a)	17,877	423,685
Zendesk, Inc. (a)	56,924	4,041,604
Zix Corp. (a)	37,268	206,837
		84,234,419
SPECIALTY RETAIL — 2.8%
Aaron's, Inc.	39,591	2,156,126
Abercrombie & Fitch Co. Class A	46,190	975,533
American Eagle Outfitters, Inc.	93,102	2,311,723
America's Car-Mart, Inc. (a)	2,189	171,180
Asbury Automotive Group, Inc. (a)	13,701	941,944
Ascena Retail Group, Inc. (a)	82,732	378,085
At Home Group, Inc. (a) (b)	22,639	713,808
AutoNation, Inc. (a) (b)	45,940	1,908,807
Barnes & Noble Education, Inc. (a)	10	58
Barnes & Noble, Inc.	16,189	93,896
Bed Bath & Beyond, Inc. (b)	89,989	1,349,835
Big 5 Sporting Goods Corp. (b)	5	25
Boot Barn Holdings, Inc. (a)	8,698	247,110
Buckle, Inc. (b)	19,074	439,656
Build-A-Bear Workshop, Inc. (a)	10,690	96,744
Caleres, Inc.	28,347	1,016,523
Camping World Holdings, Inc. Class A (b)	11,753	250,574
Carvana Co. (a) (b)	8,753	517,215
Cato Corp. Class A	10,799	226,995
Chico's FAS, Inc.	85,079	737,635
Children's Place, Inc. (b)	10,828	1,383,818
Citi Trends, Inc.	5,515	158,667
Conn's, Inc. (a) (b)	15,162	535,977
Container Store Group, Inc. (a)	11,736	130,270
Dick's Sporting Goods, Inc.	53,634	1,902,934
DSW, Inc. Class A	46,575	1,577,961
Express, Inc. (a)	27,728	306,672
Five Below, Inc. (a)	30,913	4,020,545
Francesca's Holdings Corp. (a)	10	37
GameStop Corp. Class A (b)	67,890	1,036,680
Genesco, Inc. (a)	8,564	403,364
GNC Holdings, Inc. Class A (a) (b)	55,745	230,784
Group 1 Automotive, Inc.	14,456	938,194
Guess?, Inc.	38,311	865,829
Security Description	Shares	Value
Haverty Furniture Cos., Inc.	16,327	$ 360,827
Hibbett Sports, Inc. (a) (b)	6,808	127,990
J. Jill, Inc. (a)	16,649	102,891
Kirkland's, Inc. (a)	8,698	87,763
Lithia Motors, Inc. Class A (b)	13,506	1,102,900
Lumber Liquidators Holdings, Inc. (a) (b)	19,006	294,403
MarineMax, Inc. (a)	18,397	390,936
Michaels Cos., Inc. (a)	70,932	1,151,226
Monro, Inc. (b)	21,891	1,523,614
Murphy USA, Inc. (a)	19,388	1,656,898
National Vision Holdings, Inc. (a)	5,568	251,340
New York & Co., Inc. (a)	18,342	70,800
Office Depot, Inc.	373,731	1,199,676
Penske Automotive Group, Inc.	21,910	1,038,315
Pier 1 Imports, Inc. (b)	20	30
Rent-A-Center, Inc. (a)	34,676	498,641
RH (a) (b)	10,747	1,407,964
Sally Beauty Holdings, Inc. (a) (b)	83,565	1,536,760
Shoe Carnival, Inc.	3,839	147,801
Sleep Number Corp. (a)	19,460	715,739
Sonic Automotive, Inc. Class A (b)	17,573	340,038
Sportsman's Warehouse Holdings, Inc. (a) (b)	25,048	146,531
Tailored Brands, Inc.	22,008	554,382
Tile Shop Holdings, Inc.	2,005	14,336
Tilly's, Inc. Class A	7,652	145,005
TravelCenters of America LLC (a)	20,434	116,474
Urban Outfitters, Inc. (a)	45,088	1,844,099
Vitamin Shoppe, Inc. (a)	17,180	171,800
Winmark Corp.	1,770	293,820
Zumiez, Inc. (a)	12,534	330,271
		45,648,474
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
3D Systems Corp. (a) (b)	68,768	1,299,715
Avid Technology, Inc. (a)	5	30
Cray, Inc. (a)	26,912	578,608
Diebold Nixdorf, Inc. (b)	51,697	232,637
Eastman Kodak Co. (a) (b)	16,594	51,441
Electronics For Imaging, Inc. (a)	33,816	1,152,449
Immersion Corp. (a)	13,672	144,513
Intevac, Inc. (a)	10	52
NCR Corp. (a)	67,662	1,922,277
Pure Storage, Inc. Class A (a)	85,861	2,228,093
Quantum Corp. (a)	22,956	55,094
Stratasys, Ltd. (a) (b)	33,905	783,545
Super Micro Computer, Inc. (a)	60	1,237
USA Technologies, Inc. (a)	31,632	227,750
		8,677,441
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Crocs, Inc. (a)	30,865	657,116
Culp, Inc.	8,240	199,408
Deckers Outdoor Corp. (a)	18,073	2,143,096
Delta Apparel, Inc. (a)	4,084	72,654
Fossil Group, Inc. (a)	23,823	554,599

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
G-III Apparel Group, Ltd. (a)	28,035	$ 1,351,007
Lakeland Industries, Inc. (a)	4,084	54,317
Movado Group, Inc.	10,355	433,875
Oxford Industries, Inc.	10,799	974,070
Perry Ellis International, Inc. (a)	8,400	229,572
Sequential Brands Group, Inc. (a) (b)	27,140	45,324
Skechers U.S.A., Inc. Class A (a)	71,365	1,993,225
Steven Madden, Ltd.	25,749	1,362,122
Superior Group of Cos., Inc.	4,614	87,758
Unifi, Inc. (a)	6,712	190,151
Vera Bradley, Inc. (a)	14,158	216,051
Wolverine World Wide, Inc.	52,953	2,067,815
		12,632,160
THRIFTS & MORTGAGE FINANCE — 1.6%
Axos Financial, Inc. (a) (b)	38,001	1,306,854
BankFinancial Corp.	10,577	168,597
Beneficial Bancorp, Inc.	47,017	794,587
BSB Bancorp, Inc. (a)	6,016	196,122
Capitol Federal Financial, Inc.	94,505	1,203,994
Dime Community Bancshares, Inc.	10,709	191,156
Entegra Financial Corp. (a)	4,084	108,430
ESSA Bancorp, Inc.	6,506	105,788
Federal Agricultural Mortgage Corp. Class C	704	50,815
First Defiance Financial Corp.	13,376	402,751
Flagstar Bancorp, Inc. (a)	13,263	417,387
FS Bancorp, Inc.	1,992	110,994
Home Bancorp, Inc.	3,031	131,788
HomeStreet, Inc. (a)	10,612	281,218
Impac Mortgage Holdings, Inc. (a) (b)	5	37
Kearny Financial Corp.	46,701	646,809
LendingTree, Inc. (a) (b)	4,635	1,066,513
Meridian Bancorp, Inc.	33,120	563,040
Meta Financial Group, Inc.	5,825	481,436
MGIC Investment Corp. (a)	204,981	2,728,297
MMA Capital Management LLC (a)	3,038	78,988
NMI Holdings, Inc. Class A (a)	38,054	861,923
Northfield Bancorp, Inc.	29,664	472,251
Northwest Bancshares, Inc.	64,358	1,114,681
OceanFirst Financial Corp.	26,912	732,545
Ocwen Financial Corp. (a)	25,775	101,553
Oritani Financial Corp.	29,923	465,303
PennyMac Financial Services, Inc. Class A	13,285	277,656
PHH Corp. (a)	15,640	171,884
Provident Financial Holdings, Inc.	3,568	65,294
Provident Financial Services, Inc.	24,987	613,431
Prudential Bancorp, Inc.	5,560	96,244
Radian Group, Inc.	122,448	2,531,000
Riverview Bancorp, Inc.	12,782	112,993
SI Financial Group, Inc.	19,523	273,322
Southern Missouri Bancorp, Inc.	7,513	280,010
Territorial Bancorp, Inc.	6,687	197,601
Timberland Bancorp, Inc.	4,084	127,584
TrustCo Bank Corp. NY	47,561	404,268
Security Description	Shares	Value
United Community Financial Corp.	33,519	$ 324,129
United Financial Bancorp, Inc.	34,348	578,077
Walker & Dunlop, Inc.	14,125	746,930
Washington Federal, Inc.	49,213	1,574,816
Waterstone Financial, Inc.	16,416	281,534
Western New England Bancorp, Inc.	18,557	200,416
WMIH Corp. (a)	256,167	356,072
WSFS Financial Corp.	20,400	961,860
		24,958,978
TOBACCO — 0.2%
22nd Century Group, Inc. (a) (b)	60,122	168,943
Turning Point Brands, Inc.	10,690	443,207
Universal Corp.	19,479	1,266,135
Vector Group, Ltd. (b)	60,631	835,498
		2,713,783
TRADING COMPANIES & DISTRIBUTORS — 1.7%
Air Lease Corp.	60,975	2,797,533
Aircastle, Ltd.	42,120	922,849
Applied Industrial Technologies, Inc.	25,839	2,021,902
Beacon Roofing Supply, Inc. (a)	43,314	1,567,534
BlueLinx Holdings, Inc. (a) (b)	2,646	83,322
BMC Stock Holdings, Inc. (a)	48,769	909,542
CAI International, Inc. (a)	7,745	177,128
DXP Enterprises, Inc. (a)	5,886	235,852
Foundation Building Materials, Inc. (a)	11,859	147,882
GATX Corp.	25,280	2,188,995
General Finance Corp. (a) (b)	6,706	106,961
GMS, Inc. (a)	16,358	379,506
H&E Equipment Services, Inc.	21,447	810,268
Herc Holdings, Inc. (a)	16,308	834,970
Huttig Building Products, Inc. (a) (b)	14,258	60,169
Kaman Corp.	14,160	945,605
Lawson Products, Inc. (a)	4,084	138,448
MRC Global, Inc. (a)	60,121	1,128,471
MSC Industrial Direct Co., Inc. Class A	36,639	3,228,262
Nexeo Solutions, Inc. (a) (b)	33,646	412,163
NOW, Inc. (a) (b)	71,902	1,189,978
Rush Enterprises, Inc. Class A	3,602	141,595
Rush Enterprises, Inc. Class B	2,092	83,450
SiteOne Landscape Supply, Inc. (a) (b)	23,834	1,795,653
Systemax, Inc.	8,777	289,114
Titan Machinery, Inc. (a)	12,637	195,684
Univar, Inc. (a)	73,810	2,263,014
Veritiv Corp. (a)	4,918	179,015
WESCO International, Inc. (a)	28,086	1,725,885
Willis Lease Finance Corp. (a)	1,992	68,744
		27,029,494
TRANSPORTATION INFRASTRUCTURE — 0.1%
Macquarie Infrastructure Corp.	47,551	2,193,528

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
WATER UTILITIES — 0.3%
American States Water Co.	19,368	$ 1,184,159
AquaVenture Holdings, Ltd. (a)	7,752	140,079
Cadiz, Inc. (a) (b)	21,218	236,581
California Water Service Group	24,951	1,070,398
Connecticut Water Service, Inc.	6,495	450,558
Global Water Resources, Inc.	4,614	48,862
Middlesex Water Co.	7,760	375,739
Pure Cycle Corp. (a)	13,312	153,754
SJW Group	8,556	523,199
York Water Co.	8,980	272,992
		4,456,321
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Boingo Wireless, Inc. (a)	19,354	675,455
Gogo, Inc. (a) (b)	39,677	205,924
NII Holdings, Inc. (a) (b)	49,920	292,531
Shenandoah Telecommunications Co.	21,914	849,168
Spok Holdings, Inc.	16,428	252,991
Telephone & Data Systems, Inc.	60,975	1,855,469
United States Cellular Corp. (a)	8,698	389,496
		4,521,034
TOTAL COMMON STOCKS (Cost $1,494,307,010)		1,596,731,035
LIMITED PARTNERSHIPS — 0.0%(c)
CAPITAL MARKETS — 0.0% (c)
JMP Group LLC	6,706	35,609
TRADING COMPANIES & DISTRIBUTORS — 0.0% (c)
Fortress Transportation & Infrastructure Investors LLC	43,290	787,012
TOTAL LIMITED PARTNERSHIPS (Cost $804,100)		822,621
RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0% (c)
Omthera Pharmaceuticals, Inc. (CVR) (expiring 12/31/20) (a) (f)	24	—
Tobira Therapeutics, Inc. (CVR) (expiring 12/31/28) (a) (e)	740	8,710
		8,710
DIVERSIFIED FINANCIAL SERVICES — 0.0% (c)
NewStar Financial, Inc. (CVR) (a) (e)	4,067	1,056
Security Description	Shares	Value
MEDIA — 0.0% (c)
Media General, Inc. (CVR) (a) (e)	10,713	$ 1,071
TOTAL RIGHTS (Cost $1,100)		10,837
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (g) (h)	1,074,349	1,074,349
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	38,177,834	38,177,834
TOTAL SHORT-TERM INVESTMENTS (Cost $39,252,183)		39,252,183
TOTAL INVESTMENTS — 102.3% (Cost $1,534,364,393)		1,636,816,676
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(36,163,599)
NET ASSETS — 100.0%		$ 1,600,653,077

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	Amount is less than 0.05% of net assets.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2018, total aggregate fair value of securities is $50,834, representing less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2018, total aggregate fair value of the securities is $0, representing 0.0% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2018.
(i)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
CVR	= Contingent Value Rights
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

At September 30, 2018, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini Russell 2000 Index (long)	18	12/21/2018	$1,548,076	$1,530,720	$(17,356)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 16,963,682	$ —	$ —	$ 16,963,682
Air Freight & Logistics	4,450,133	—	—	4,450,133
Airlines	5,800,466	—	—	5,800,466
Auto Components	15,697,077	—	—	15,697,077
Automobiles	503,051	—	—	503,051
Banks	142,733,377	—	—	142,733,377
Beverages	2,180,472	—	—	2,180,472
Biotechnology	94,332,090	—	—	94,332,090
Building Products	20,050,461	—	—	20,050,461
Capital Markets	21,329,262	—	—	21,329,262
Chemicals	35,661,790	37,330	—	35,699,120
Commercial Services & Supplies	32,339,829	—	—	32,339,829
Communications Equipment	21,846,026	—	—	21,846,026
Construction & Engineering	15,393,810	—	—	15,393,810
Construction Materials	1,845,598	—	—	1,845,598
Consumer Finance	11,973,907	—	—	11,973,907
Containers & Packaging	8,676,903	—	—	8,676,903
Distributors	1,444,920	—	—	1,444,920
Diversified Consumer Services	17,117,924	—	—	17,117,924
Diversified Financial Services	1,164,458	—	—	1,164,458
Diversified Telecommunication Services	7,569,878	—	—	7,569,878
Electric Utilities	12,964,432	—	—	12,964,432
Electrical Equipment	11,163,561	—	—	11,163,561
Electronic Equipment, Instruments & Components	35,528,411	—	—	35,528,411
Energy Equipment & Services	24,477,780	—	—	24,477,780
Entertainment	10,671,852	—	—	10,671,852
Equity Real Estate Investment Trusts (REITs)	130,196,194	—	—	130,196,194
Food & Staples Retailing	13,311,842	—	—	13,311,842
Food Products	18,033,442	—	—	18,033,442
Gas Utilities	12,356,310	—	—	12,356,310
Health Care Equipment & Supplies	54,023,365	—	—	54,023,365
Health Care Providers & Services	40,972,778	—	—	40,972,778
Health Care Technology	14,383,881	—	—	14,383,881
Hotels, Restaurants & Leisure	49,343,498	—	—	49,343,498
Household Durables	20,131,806	—	—	20,131,806
Household Products	4,947,731	—	—	4,947,731
Independent Power and Renewable Electricity Producers	3,628,943	—	—	3,628,943
Industrial Conglomerates	1,104,222	—	—	1,104,222
Insurance	38,436,685	—	—	38,436,685
Internet & Catalog Retail	664,004	—	—	664,004
Interactive Media & Services	9,577,026	2,667	—	9,579,693
See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Internet & Direct Marketing Retail	$ 17,222,875	$ —	$ —	$ 17,222,875
IT Services	42,605,325	—	—	42,605,325
Leisure Equipment & Products	5,768,936	—	—	5,768,936
Life Sciences Tools & Services	11,584,415	—	—	11,584,415
Machinery	64,309,200	—	—	64,309,200
Marine	3,782,339	—	—	3,782,339
Media	23,076,111	—	—	23,076,111
Metals & Mining	17,010,358	—	0(a)	17,010,358
Mortgage Real Estate Investment Trust (REITs)	17,921,913	—	—	17,921,913
Multi-Utilities	6,027,689	—	—	6,027,689
Multiline Retail	5,654,677	—	—	5,654,677
Oil, Gas & Consumable Fuels	54,893,698	—	—	54,893,698
Paper & Forest Products	11,158,638	—	—	11,158,638
Personal Products	8,196,122	—	—	8,196,122
Pharmaceuticals	19,623,421	—	—	19,623,421
Professional Services	23,177,175	—	—	23,177,175
Real Estate Management & Development	7,314,392	—	—	7,314,392
Road & Rail	13,753,192	—	—	13,753,192
Semiconductors & Semiconductor Equipment	41,552,053	—	—	41,552,053
Software	84,234,419	—	—	84,234,419
Specialty Retail	45,648,474	—	—	45,648,474
Technology Hardware, Storage & Peripherals	8,677,441	—	—	8,677,441
Textiles, Apparel & Luxury Goods	12,632,160	—	—	12,632,160
Thrifts & Mortgage Finance	24,958,978	—	—	24,958,978
Tobacco	2,713,783	—	—	2,713,783
Trading Companies & Distributors	27,029,494	—	—	27,029,494
Transportation Infrastructure	2,193,528	—	—	2,193,528
Water Utilities	4,456,321	—	—	4,456,321
Wireless Telecommunication Services	4,521,034	—	—	4,521,034
Limited Partnerships
Capital Markets	35,609	—	—	35,609
Trading Companies & Distributors	787,012	—	—	787,012
Rights
Biotechnology	—	8,710	0(a)	8,710
Diversified Financial Services	—	1,056	—	1,056
Media	—	1,071	—	1,071
Short-Term Investments	39,252,183	—	—	39,252,183
TOTAL INVESTMENTS	$1,636,765,842	$50,834	$ 0	$1,636,816,676
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(17,356)	—	—	(17,356)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (17,356)	$ —	$ —	$ (17,356)

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2018.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,425,039	$ 3,425,039	$19,219,941	$21,570,631	$—	$—	1,074,349	$ 1,074,349	$ 17,687	$—
State Street Navigator Securities Lending Government Money Market Portfolio	27,139,654	27,139,654	37,002,751	25,964,571	—	—	38,177,834	38,177,834	263,377	—
Total		$30,564,693	$56,222,692	$47,535,202	$—	$—		$39,252,183	$281,064	$—
See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 2.8%
AAR Corp.	3,138	$ 150,279
Aerojet Rocketdyne Holdings, Inc. (a)	7,521	255,639
Aerovironment, Inc. (a)	1,659	186,090
Arconic, Inc.	42,455	934,435
Astronics Corp. (a)	1,643	71,471
Axon Enterprise, Inc. (a)	4,641	317,584
Boeing Co.	55,329	20,576,855
BWX Technologies, Inc.	8,970	560,984
Cubic Corp.	2,815	205,636
Curtiss-Wright Corp.	3,995	548,993
Ducommun, Inc. (a)	1,357	55,420
Engility Holdings, Inc. (a)	1,601	57,620
Esterline Technologies Corp. (a)	1,452	132,059
General Dynamics Corp.	28,824	5,900,849
Harris Corp.	10,578	1,789,903
HEICO Corp.	4,030	373,218
HEICO Corp. Class A	1,373	103,661
Hexcel Corp.	8,973	601,640
Huntington Ingalls Industries, Inc.	4,300	1,101,144
KeyW Holding Corp. (a) (b)	42	364
KLX, Inc. (a)	4,541	285,084
Kratos Defense & Security Solutions, Inc. (a) (b)	8,859	130,936
L3 Technologies, Inc.	7,610	1,618,038
Lockheed Martin Corp.	26,937	9,319,125
Mercury Systems, Inc. (a)	4,528	250,489
Moog, Inc. Class A	1,803	155,004
National Presto Industries, Inc. (b)	108	14,002
Northrop Grumman Corp.	16,282	5,167,418
Raytheon Co.	27,929	5,771,807
Rockwell Collins, Inc.	15,083	2,118,709
Sparton Corp. (a)	1,338	19,307
Spirit AeroSystems Holdings, Inc. Class A	11,300	1,035,871
Teledyne Technologies, Inc. (a)	3,052	752,867
Textron, Inc.	25,974	1,856,362
TransDigm Group, Inc. (a)	4,578	1,704,389
Triumph Group, Inc. (b)	1,465	34,135
United Technologies Corp.	76,420	10,684,280
Vectrus, Inc. (a)	1,388	43,292
Wesco Aircraft Holdings, Inc. (a)	85	956
		74,885,915
AIR FREIGHT & LOGISTICS — 0.7%
Air Transport Services Group, Inc. (a)	5,910	126,888
Atlas Air Worldwide Holdings, Inc. (a)	3,076	196,095
C.H. Robinson Worldwide, Inc.	13,603	1,332,006
Echo Global Logistics, Inc. (a)	1,649	51,037
Expeditors International of Washington, Inc.	17,103	1,257,584
FedEx Corp.	23,363	5,625,577
Forward Air Corp.	2,993	214,598
Hub Group, Inc. Class A (a)	3,092	140,995
Security Description	Shares	Value
Radiant Logistics, Inc. (a)	3,096	$ 18,297
United Parcel Service, Inc. Class B	65,219	7,614,318
XPO Logistics, Inc. (a)	10,625	1,213,056
		17,790,451
AIRLINES — 0.5%
Alaska Air Group, Inc.	11,944	822,464
Allegiant Travel Co. (b)	1,459	185,001
American Airlines Group, Inc.	45,207	1,868,405
Delta Air Lines, Inc.	68,765	3,976,680
Hawaiian Holdings, Inc.	5,849	234,545
JetBlue Airways Corp. (a)	30,353	587,634
SkyWest, Inc.	4,501	265,109
Southwest Airlines Co.	57,293	3,577,948
Spirit Airlines, Inc. (a)	6,208	291,590
United Continental Holdings, Inc. (a)	27,654	2,462,865
		14,272,241
AUTO COMPONENTS — 0.2%
American Axle & Manufacturing Holdings, Inc. (a)	7,558	131,812
Autoliv, Inc. (b)	7,640	662,235
BorgWarner, Inc.	20,830	891,107
Cooper Tire & Rubber Co. (b)	5,921	167,564
Cooper-Standard Holdings, Inc. (a)	1,559	187,049
Dana, Inc.	14,741	275,214
Dorman Products, Inc. (a)	2,996	230,452
Fox Factory Holding Corp. (a)	2,935	205,597
Gentex Corp.	28,736	616,675
Gentherm, Inc. (a)	4,338	197,162
Goodyear Tire & Rubber Co.	25,801	603,485
Horizon Global Corp. (a) (b)	1,661	11,843
LCI Industries	1,567	129,748
Lear Corp.	6,230	903,350
Modine Manufacturing Co. (a)	4,395	65,486
Motorcar Parts of America, Inc. (a) (b)	21	492
Shiloh Industries, Inc. (a)	1,478	16,258
Standard Motor Products, Inc.	1,327	65,315
Stoneridge, Inc. (a)	1,667	49,543
Strattec Security Corp.	80	2,852
Superior Industries International, Inc.	1,672	28,508
Tenneco, Inc.	4,655	196,162
Tower International, Inc.	1,592	48,158
Veoneer, Inc. (b)	7,150	393,751
Visteon Corp. (a)	3,151	292,728
VOXX International Corp. (a)	2,856	14,851
Workhorse Group, Inc. (a) (b)	2,906	3,109
		6,390,506
AUTOMOBILES — 0.5%
Ford Motor Co.	380,115	3,516,064
General Motors Co.	120,574	4,059,726
Harley-Davidson, Inc.	19,751	894,720
Tesla, Inc. (a)	12,122	3,209,542
Thor Industries, Inc.	4,434	371,126

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Winnebago Industries, Inc.	2,893	$ 95,903
		12,147,081
BANKS — 6.5%
1st Source Corp.	1,413	74,352
Access National Corp.	1,448	39,255
ACNB Corp.	160	5,952
Allegiance Bancshares, Inc. (a)	1,368	57,046
American National Bankshares, Inc.	1,328	51,792
Ameris Bancorp	3,294	150,536
Arrow Financial Corp.	1,461	54,040
Associated Banc-Corp.	15,987	415,662
Atlantic Capital Bancshares, Inc. (a)	2,856	47,838
Banc of California, Inc.	4,424	83,614
BancFirst Corp.	1,616	96,879
Bancorp, Inc. (a)	114	1,093
BancorpSouth Bank	8,836	288,937
Bank of America Corp.	962,901	28,367,063
Bank of Commerce Holdings	1,478	18,032
Bank of Hawaii Corp.	4,401	347,283
Bank of Marin Bancorp	162	13,592
Bank OZK	12,049	457,380
BankUnited, Inc.	10,491	371,381
Bankwell Financial Group, Inc.	130	4,077
Banner Corp.	3,058	190,116
Bar Harbor Bankshares	1,478	42,448
BB&T Corp.	75,075	3,644,140
BCB Bancorp, Inc.	1,398	19,362
Berkshire Hills Bancorp, Inc.	3,135	127,594
Blue Hills Bancorp, Inc.	1,618	38,994
BOK Financial Corp.	1,648	160,317
Boston Private Financial Holdings, Inc.	7,644	104,341
Bridge Bancorp, Inc.	1,526	50,663
Brookline Bancorp, Inc.	7,414	123,814
Bryn Mawr Bank Corp.	1,436	67,348
C&F Financial Corp.	70	4,113
Camden National Corp.	1,487	64,595
Capital City Bank Group, Inc.	1,378	32,163
Capstar Financial Holdings, Inc.	170	2,839
Carolina Financial Corp.	1,548	58,391
Cathay General Bancorp	7,390	306,242
CenterState Bank Corp.	9,311	261,179
Central Pacific Financial Corp.	2,960	78,233
Central Valley Community Bancorp	1,368	29,562
Chemical Financial Corp.	6,141	327,929
CIT Group, Inc.	12,726	656,789
Citigroup, Inc.	240,949	17,285,681
Citizens & Northern Corp.	1,397	36,532
Citizens Financial Group, Inc.	47,133	1,817,920
City Holding Co.	1,506	115,661
Civista Bancshares, Inc.	1,328	31,992
CNB Financial Corp.	1,553	44,820
CoBiz Financial, Inc.	3,018	66,819
Codorus Valley Bancorp, Inc.	1,328	41,487
Columbia Banking System, Inc.	7,340	284,572
Security Description	Shares	Value
Comerica, Inc.	16,526	$ 1,490,645
Commerce Bancshares, Inc.	10,308	680,534
Community Bank System, Inc.	4,576	279,456
Community Bankers Trust Corp. (a)	1,638	14,414
Community Financial Corp.	90	3,009
Community Trust Bancorp, Inc.	1,495	69,293
ConnectOne Bancorp, Inc.	2,896	68,780
County Bancorp, Inc.	110	2,761
Cullen/Frost Bankers, Inc.	5,846	610,556
Customers Bancorp, Inc. (a)	3,021	71,084
CVB Financial Corp.	10,358	231,191
DNB Financial Corp.	80	2,952
Eagle Bancorp, Inc. (a)	3,138	158,783
East West Bancorp, Inc.	13,542	817,531
Enterprise Bancorp, Inc.	1,318	45,326
Enterprise Financial Services Corp.	1,639	86,949
Evans Bancorp, Inc.	110	5,164
Farmers & Merchants Bancorp, Inc. (b)	180	7,666
Farmers National Banc Corp.	1,668	25,520
FB Financial Corp.	1,408	55,165
FCB Financial Holdings, Inc. Class A (a)	4,394	208,276
Fidelity Southern Corp.	1,668	41,333
Fifth Third Bancorp	66,008	1,842,943
Financial Institutions, Inc.	1,456	45,718
First BanCorp (a)	19,400	176,540
First Bancorp, Inc.	1,338	38,762
First Bancorp/Southern Pines	1,505	60,968
First Busey Corp.	3,153	97,901
First Business Financial Services, Inc.	1,318	30,551
First Citizens BancShares, Inc. Class A	915	413,836
First Commonwealth Financial Corp.	9,043	145,954
First Community Bancshares, Inc.	1,460	49,465
First Connecticut Bancorp, Inc.	1,459	43,113
First Financial Bancorp	7,651	227,235
First Financial Bankshares, Inc. (b)	5,921	349,931
First Financial Corp.	1,366	68,573
First Financial Northwest, Inc.	1,318	21,839
First Foundation, Inc. (a)	2,846	44,455
First Hawaiian, Inc.	4,647	126,213
First Horizon National Corp.	32,467	560,380
First Internet Bancorp	160	4,872
First Interstate BancSystem, Inc. Class A	3,007	134,714
First Merchants Corp.	4,521	203,400
First Mid-Illinois Bancshares, Inc.	1,328	53,558
First Midwest Bancorp, Inc.	10,380	276,004
First Northwest Bancorp (a)	1,358	20,913
First of Long Island Corp.	1,571	34,169
First Republic Bank	15,747	1,511,712
Flushing Financial Corp.	2,929	71,468
FNB Corp.	33,331	423,970
Franklin Financial Network, Inc. (a)	1,418	55,444

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Fulton Financial Corp.	17,310	$ 288,211
German American Bancorp, Inc.	4,045	142,708
Glacier Bancorp, Inc.	7,534	324,640
Great Southern Bancorp, Inc.	1,694	93,763
Great Western Bancorp, Inc.	5,893	248,626
Green Bancorp, Inc.	1,618	35,758
Guaranty Bancorp	1,658	49,243
Hancock Whitney Corp.	7,604	361,570
Hanmi Financial Corp.	3,020	75,198
HarborOne Bancorp, Inc. (a)	1,438	27,495
Heartland Financial USA, Inc.	2,906	168,693
Heritage Commerce Corp.	3,066	45,745
Heritage Financial Corp.	2,914	102,427
Hilltop Holdings, Inc.	7,391	149,076
Home BancShares, Inc.	16,498	361,306
HomeTrust Bancshares, Inc. (a)	1,592	46,407
Hope Bancorp, Inc.	11,942	193,102
Horizon Bancorp, Inc.	2,556	50,481
Howard Bancorp, Inc. (a)	1,328	23,506
Huntington Bancshares, Inc.	100,139	1,494,074
IBERIABANK Corp.	5,326	433,270
Independent Bank Corp. (c)	2,924	241,522
Independent Bank Corp. (c)	1,598	37,793
Independent Bank Group, Inc.	1,783	118,213
International Bancshares Corp.	4,662	209,790
Investar Holding Corp.	180	4,833
Investors Bancorp, Inc.	27,394	336,124
JPMorgan Chase & Co.	319,495	36,051,816
KeyCorp	96,304	1,915,487
Lakeland Bancorp, Inc.	4,374	78,951
Lakeland Financial Corp.	2,823	131,213
LCNB Corp.	1,338	24,954
LegacyTexas Financial Group, Inc.	4,416	188,122
Live Oak Bancshares, Inc.	1,558	41,754
M&T Bank Corp.	13,224	2,175,877
Macatawa Bank Corp.	2,846	33,327
MB Financial, Inc.	7,530	347,208
MBT Financial Corp.	1,538	17,379
Mercantile Bank Corp.	1,468	48,987
Middlefield Banc Corp.	60	2,826
Midland States Bancorp, Inc.	1,418	45,518
MidSouth Bancorp, Inc.	1,398	21,529
MidWestOne Financial Group, Inc.	1,338	44,569
MutualFirst Financial, Inc.	130	4,790
National Bank Holdings Corp. Class A	3,040	114,456
National Bankshares, Inc.	1,202	54,631
National Commerce Corp. (a)	1,388	57,324
NBT Bancorp, Inc.	4,341	166,608
Nicolet Bankshares, Inc. (a)	180	9,812
Northrim BanCorp, Inc.	150	6,232
Norwood Financial Corp.	130	5,091
OFG Bancorp	142	2,293
Ohio Valley Banc Corp.	80	2,932
Old Line Bancshares, Inc.	1,338	42,334
Old National Bancorp	12,151	234,514
Old Second Bancorp, Inc.	2,836	43,816
Opus Bank	2,816	77,158
Security Description	Shares	Value
Orrstown Financial Services, Inc.	170	$ 4,046
Pacific Premier Bancorp, Inc. (a)	3,095	115,134
PacWest Bancorp	12,805	610,158
Park National Corp.	1,515	159,923
Peapack Gladstone Financial Corp.	1,478	45,655
Penns Woods Bancorp, Inc.	90	3,911
Peoples Bancorp, Inc.	1,517	53,141
Peoples Financial Services Corp.	160	6,784
People's United Financial, Inc.	33,164	567,768
People's Utah Bancorp	1,468	49,839
Pinnacle Financial Partners, Inc.	7,250	436,087
PNC Financial Services Group, Inc.	44,907	6,115,884
Popular, Inc.	10,330	529,412
Premier Financial Bancorp, Inc.	1,601	29,602
Prosperity Bancshares, Inc.	7,084	491,275
QCR Holdings, Inc.	1,378	56,291
Regions Financial Corp.	105,097	1,928,530
Renasant Corp.	4,518	186,187
Republic Bancorp, Inc. Class A	158	7,284
S&T Bancorp, Inc.	3,024	131,121
Sandy Spring Bancorp, Inc.	1,635	64,272
Seacoast Banking Corp. of Florida (a)	3,146	91,863
ServisFirst Bancshares, Inc. (b)	4,352	170,381
Shore Bancshares, Inc.	1,408	25,091
Sierra Bancorp	1,368	39,535
Signature Bank	4,579	525,852
Simmons First National Corp. Class A	6,969	205,237
SmartFinancial, Inc. (a)	150	3,533
South State Corp.	3,085	252,970
Southern First Bancshares, Inc. (a)	150	5,895
Southern National Bancorp of Virginia, Inc.	1,638	26,536
Southside Bancshares, Inc.	2,890	100,572
State Bank Financial Corp.	4,089	123,406
Sterling Bancorp	17,852	392,744
Stock Yards Bancorp, Inc.	1,638	59,459
Summit Financial Group, Inc.	1,338	31,055
SunTrust Banks, Inc.	42,634	2,847,525
SVB Financial Group (a)	4,629	1,438,832
Synovus Financial Corp.	10,371	474,888
TCF Financial Corp.	15,068	358,769
Texas Capital Bancshares, Inc. (a)	4,526	374,074
Tompkins Financial Corp.	1,389	112,773
Towne Bank	5,815	179,393
TriCo Bancshares	3,492	134,861
TriState Capital Holdings, Inc. (a)	1,628	44,933
Triumph Bancorp, Inc. (a)	1,528	58,370
Trustmark Corp.	6,033	203,010
UMB Financial Corp.	4,410	312,669
Umpqua Holdings Corp.	22,796	474,157
Union Bankshares Corp.	6,376	245,667
United Bankshares, Inc.	11,808	429,221
United Community Banks, Inc.	6,151	171,551
Univest Corp. of Pennsylvania	2,891	76,467
US Bancorp	155,494	8,211,638

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Valley National Bancorp	25,927	$ 291,679
Veritex Holdings, Inc. (a)	1,628	46,007
Washington Trust Bancorp, Inc.	1,486	82,176
Webster Financial Corp.	8,852	521,914
Wells Fargo & Co.	459,663	24,159,887
WesBanco, Inc.	4,342	193,566
West Bancorp, Inc.	2,642	62,087
Westamerica Bancorporation	2,922	175,788
Western Alliance Bancorp (a)	9,062	515,537
Wintrust Financial Corp.	4,671	396,755
Zions Bancorp	19,959	1,000,944
		174,070,102
BEVERAGES — 1.5%
Brown-Forman Corp. Class B	5,929	299,711
Castle Brands, Inc. (a) (b)	9,138	9,778
Coca-Cola Bottling Co. Consolidated	86	15,676
Coca-Cola Co.	403,060	18,617,341
Constellation Brands, Inc. Class A	15,148	3,266,212
Craft Brew Alliance, Inc. (a)	1,348	22,040
Keurig Dr. Pepper, Inc.	17,394	403,019
MGP Ingredients, Inc. (b)	1,398	110,414
Molson Coors Brewing Co. Class B	16,459	1,012,229
Monster Beverage Corp. (a)	39,378	2,294,950
National Beverage Corp. (a) (b)	1,662	193,822
PepsiCo, Inc.	133,353	14,908,865
Primo Water Corp. (a)	2,916	52,634
		41,206,691
BIOTECHNOLOGY — 3.2%
AbbVie, Inc.	149,586	14,147,844
Abeona Therapeutics, Inc. (a) (b)	1,658	21,222
ACADIA Pharmaceuticals, Inc. (a) (b)	13,320	276,523
Acceleron Pharma, Inc. (a) (b)	3,087	176,669
Achaogen, Inc. (a) (b)	3,066	12,233
Achillion Pharmaceuticals, Inc. (a)	1,437	5,288
Acorda Therapeutics, Inc. (a)	4,394	86,342
Adamas Pharmaceuticals, Inc. (a) (b)	1,578	31,592
Aduro Biotech, Inc. (a)	20,896	153,586
Adverum Biotechnologies, Inc. (a)	2,966	17,944
Agenus, Inc. (a) (b)	8,948	19,149
Agios Pharmaceuticals, Inc. (a) (b)	4,369	336,937
Aimmune Therapeutics, Inc. (a) (b)	1,568	42,775
Akebia Therapeutics, Inc. (a)	4,314	38,093
Albireo Pharma, Inc. (a)	80	2,637
Alder Biopharmaceuticals, Inc. (a) (b)	1,444	24,043
Aldeyra Therapeutics, Inc. (a)	1,498	20,672
Alexion Pharmaceuticals, Inc. (a)	21,614	3,004,562
Alnylam Pharmaceuticals, Inc. (a)	7,581	663,489
Alpine Immune Sciences, Inc. (a)	1,428	9,039
AMAG Pharmaceuticals, Inc. (a)	42	840
Amgen, Inc.	67,937	14,082,661
Amicus Therapeutics, Inc. (a) (b)	16,527	199,811
AnaptysBio, Inc. (a) (b)	120	11,972
Anavex Life Sciences Corp. (a) (b)	4,314	11,777
Security Description	Shares	Value
Aquinox Pharmaceuticals, Inc. (a)	2,906	$ 8,515
Ardelyx, Inc. (a)	3,026	13,163
Arena Pharmaceuticals, Inc. (a) (b)	4,393	202,166
Array BioPharma, Inc. (a) (b)	24,247	368,554
Arrowhead Pharmaceuticals, Inc. (a) (b)	7,440	142,625
Atara Biotherapeutics, Inc. (a) (b)	21	868
Athersys, Inc. (a) (b)	10,586	22,231
Audentes Therapeutics, Inc. (a)	1,658	65,640
AVEO Pharmaceuticals, Inc. (a) (b)	12,054	39,899
Avid Bioservices, Inc. (a) (b)	2,996	20,553
Bellicum Pharmaceuticals, Inc. (a) (b)	3,046	18,763
BioCryst Pharmaceuticals, Inc. (a) (b)	11,920	90,950
Biogen, Inc. (a)	20,448	7,224,483
BioMarin Pharmaceutical, Inc. (a)	17,882	1,734,018
BioSpecifics Technologies Corp. (a)	130	7,604
BioTime, Inc. (a) (b)	13,292	31,236
Bluebird Bio, Inc. (a) (b)	4,448	649,408
Blueprint Medicines Corp. (a)	3,105	242,376
Calithera Biosciences, Inc. (a)	2,876	15,099
Cara Therapeutics, Inc. (a) (b)	2,966	71,036
Catalyst Pharmaceuticals, Inc. (a)	6,002	22,688
Celgene Corp. (a)	71,195	6,371,241
Celldex Therapeutics, Inc. (a)	126	57
Cellular Biomedicine Group, Inc. (a) (b)	1,378	25,011
ChemoCentryx, Inc. (a)	3,019	38,160
Chimerix, Inc. (a)	127	494
Clovis Oncology, Inc. (a) (b)	4,580	134,515
Coherus Biosciences, Inc. (a) (b)	42	693
Conatus Pharmaceuticals, Inc. (a) (b)	2,946	17,087
Concert Pharmaceuticals, Inc. (a)	1,528	22,676
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	4,414	33,326
Corvus Pharmaceuticals, Inc. (a) (b)	1,488	12,767
CTI BioPharma Corp. (a) (b)	3,166	6,839
Cytokinetics, Inc. (a)	4,665	45,950
CytomX Therapeutics, Inc. (a)	2,876	53,206
Dicerna Pharmaceuticals, Inc. (a)	1,568	23,928
Dynavax Technologies Corp. (a) (b)	6,032	74,797
Eagle Pharmaceuticals, Inc. (a)	1,371	95,051
Editas Medicine, Inc. (a) (b)	2,966	94,378
Emergent BioSolutions, Inc. (a)	3,054	201,045
Enanta Pharmaceuticals, Inc. (a)	1,515	129,472
Epizyme, Inc. (a) (b)	4,654	49,332
Esperion Therapeutics, Inc. (a) (b)	1,662	73,743
Exact Sciences Corp. (a) (b)	10,601	836,631
Exelixis, Inc. (a)	30,190	534,967
Fate Therapeutics, Inc. (a) (b)	3,036	49,456
FibroGen, Inc. (a)	7,430	451,372
Five Prime Therapeutics, Inc. (a)	2,859	39,797
Flexion Therapeutics, Inc. (a) (b)	2,916	54,558
Fortress Biotech, Inc. (a)	3,036	4,858
Genomic Health, Inc. (a)	3,037	213,258

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Geron Corp. (a) (b)	16,447	$ 28,947
Gilead Sciences, Inc.	122,397	9,450,272
Global Blood Therapeutics, Inc. (a) (b)	5,878	223,364
GlycoMimetics, Inc. (a) (b)	2,966	42,710
GTx, Inc. (a) (b)	130	204
Halozyme Therapeutics, Inc. (a)	12,037	218,712
Heron Therapeutics, Inc. (a) (b)	5,842	184,899
Idera Pharmaceuticals, Inc. (a)	4,163	37,092
Immune Design Corp. (a)	2,916	10,060
ImmunoGen, Inc. (a)	15,151	143,480
Immunomedics, Inc. (a) (b)	16,434	342,320
Incyte Corp. (a)	20,884	1,442,667
Inovio Pharmaceuticals, Inc. (a)	126	701
Insmed, Inc. (a) (b)	8,907	180,100
Insys Therapeutics, Inc. (a) (b)	21	212
Intellia Therapeutics, Inc. (a) (b)	1,478	42,300
Intercept Pharmaceuticals, Inc. (a)	42	5,307
Intrexon Corp. (a) (b)	63	1,085
Invitae Corp. (a)	4,374	73,177
Ionis Pharmaceuticals, Inc. (a) (b)	11,347	585,278
Iovance Biotherapeutics, Inc. (a) (b)	6,062	68,197
Ironwood Pharmaceuticals, Inc. (a) (b)	13,360	246,626
Jounce Therapeutics, Inc. (a) (b)	1,488	9,672
Kadmon Holdings, Inc. (a) (b)	5,822	19,445
Karyopharm Therapeutics, Inc. (a)	3,056	52,044
Keryx Biopharmaceuticals, Inc. (a) (b)	13,506	45,920
Kindred Biosciences, Inc. (a)	2,866	39,981
Kura Oncology, Inc. (a)	1,648	28,840
La Jolla Pharmaceutical Co. (a) (b)	1,638	32,973
Lexicon Pharmaceuticals, Inc. (a) (b)	12,058	128,659
Ligand Pharmaceuticals, Inc. (a) (b)	1,866	512,198
Loxo Oncology, Inc. (a) (b)	2,840	485,157
MacroGenics, Inc. (a)	3,006	64,449
Madrigal Pharmaceuticals, Inc. (a) (b)	110	23,554
MannKind Corp. (a) (b)	3,136	5,739
MediciNova, Inc. (a) (b)	2,926	36,546
Merrimack Pharmaceuticals, Inc. (a)	29	155
MiMedx Group, Inc. (a) (b)	9,829	60,743
Minerva Neurosciences, Inc. (a)	4,334	54,392
Miragen Therapeutics, Inc. (a)	1,348	7,522
Molecular Templates, Inc. (a) (b)	1,358	7,320
Momenta Pharmaceuticals, Inc. (a)	8,900	234,070
Myriad Genetics, Inc. (a) (b)	7,355	338,330
NantKwest, Inc. (a) (b)	2,976	11,011
Natera, Inc. (a)	3,096	74,118
Neurocrine Biosciences, Inc. (a)	9,062	1,114,173
NewLink Genetics Corp. (a)	112	268
Novavax, Inc. (a) (b)	2,912	5,475
OncoMed Pharmaceuticals, Inc. (a)	2,916	6,182
OPKO Health, Inc. (a) (b)	33,459	115,768
Organovo Holdings, Inc. (a) (b)	147	169
Security Description	Shares	Value
PDL BioPharma, Inc. (a)	3,224	$ 8,479
Pieris Pharmaceuticals, Inc. (a)	4,574	25,614
Pluristem Therapeutics, Inc. (a) (b)	6,042	7,855
PolarityTE, Inc. (a) (b)	110	2,101
Portola Pharmaceuticals, Inc. (a) (b)	7,316	194,825
Progenics Pharmaceuticals, Inc. (a) (b)	8,016	50,260
Protagonist Therapeutics, Inc. (a)	180	1,852
PTC Therapeutics, Inc. (a)	112	5,264
Puma Biotechnology, Inc. (a) (b)	2,993	137,229
Ra Pharmaceuticals, Inc. (a) (b)	1,348	24,385
Radius Health, Inc. (a) (b)	4,504	80,171
Recro Pharma, Inc. (a)	1,478	10,509
Regeneron Pharmaceuticals, Inc. (a)	7,667	3,097,775
REGENXBIO, Inc. (a)	2,926	220,913
Repligen Corp. (a) (b)	3,070	170,262
Retrophin, Inc. (a)	4,314	123,941
Rigel Pharmaceuticals, Inc. (a) (b)	7,566	24,287
Sage Therapeutics, Inc. (a) (b)	4,313	609,211
Sangamo Therapeutics, Inc. (a) (b)	8,522	144,448
Sarepta Therapeutics, Inc. (a) (b)	5,882	950,002
Savara, Inc. (a) (b)	1,568	17,499
Seattle Genetics, Inc. (a) (b)	15,111	1,165,360
Selecta Biosciences, Inc. (a) (b)	1,358	21,117
Seres Therapeutics, Inc. (a) (b)	3,006	22,816
Sorrento Therapeutics, Inc. (a) (b)	2,886	12,698
Spark Therapeutics, Inc. (a) (b)	3,028	165,177
Spectrum Pharmaceuticals, Inc. (a)	5,913	99,338
Spring Bank Pharmaceuticals, Inc. (a) (b)	1,378	16,605
Stemline Therapeutics, Inc. (a) (b)	1,649	27,373
Syndax Pharmaceuticals, Inc. (a) (b)	1,478	11,942
Synergy Pharmaceuticals, Inc. (a) (b)	27,179	46,204
Synlogic, Inc. (a) (b)	1,348	19,155
Syros Pharmaceuticals, Inc. (a)	1,378	16,412
T2 Biosystems, Inc. (a)	1,648	12,278
TESARO, Inc. (a) (b)	4,415	172,229
TG Therapeutics, Inc. (a) (b)	7,530	42,168
Trevena, Inc. (a) (b)	6,132	13,000
Ultragenyx Pharmaceutical, Inc. (a) (b)	4,500	343,530
United Therapeutics Corp. (a)	4,405	563,311
Vanda Pharmaceuticals, Inc. (a)	4,633	106,327
Veracyte, Inc. (a)	1,618	15,452
Verastem, Inc. (a) (b)	4,334	31,421
Vericel Corp. (a)	4,424	62,600
Vertex Pharmaceuticals, Inc. (a)	24,600	4,741,404
Vital Therapies, Inc. (a)	2,856	787
Voyager Therapeutics, Inc. (a) (b)	1,408	26,639
XBiotech, Inc. (a) (b)	1,498	4,764
Xencor, Inc. (a)	4,624	180,197
ZIOPHARM Oncology, Inc. (a) (b)	16,358	52,346
		84,820,355

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
BUILDING PRODUCTS — 0.3%
AAON, Inc.	3,116	$ 117,785
Advanced Drainage Systems, Inc.	4,315	133,334
American Woodmark Corp. (a)	1,446	113,439
AO Smith Corp.	3,252	173,559
Apogee Enterprises, Inc.	2,944	121,646
Armstrong Flooring, Inc. (a)	2,906	52,599
Armstrong World Industries, Inc. (a)	4,615	321,204
Builders FirstSource, Inc. (a)	9,099	133,573
Continental Building Products, Inc. (a)	3,136	117,757
CSW Industrials, Inc. (a)	1,458	78,295
Fortune Brands Home & Security, Inc.	11,873	621,670
Gibraltar Industries, Inc. (a)	1,632	74,419
Griffon Corp.	4,373	70,624
Insteel Industries, Inc.	1,539	55,219
JELD-WEN Holding, Inc. (a)	4,604	113,535
Lennox International, Inc.	3,861	843,242
Masco Corp.	28,674	1,049,468
Masonite International Corp. (a)	2,662	170,634
NCI Building Systems, Inc. (a)	3,170	48,026
Owens Corning	10,484	568,967
Patrick Industries, Inc. (a)	2,863	169,490
PGT Innovations, Inc. (a)	4,597	99,295
Quanex Building Products Corp.	3,115	56,693
Simpson Manufacturing Co., Inc.	4,357	315,708
Trex Co., Inc. (a)	6,084	468,346
Universal Forest Products, Inc.	2,926	103,376
USG Corp. (a)	11,927	516,558
		6,708,461
CAPITAL MARKETS — 2.8%
Affiliated Managers Group, Inc.	5,722	782,312
Ameriprise Financial, Inc.	14,301	2,111,686
Arlington Asset Investment Corp. Class A (b)	21	196
Artisan Partners Asset Management, Inc. Class A	1,366	44,258
B. Riley Financial, Inc. (b)	1,498	33,930
Bank of New York Mellon Corp.	97,606	4,976,930
BGC Partners, Inc. Class A	19,431	229,674
BlackRock, Inc.	14,584	6,873,877
Blucora, Inc. (a)	4,409	177,462
Cboe Global Markets, Inc.	10,521	1,009,595
Charles Schwab Corp.	113,245	5,565,992
CME Group, Inc.	32,893	5,598,718
Cohen & Steers, Inc.	1,527	62,011
Cowen, Inc. (a) (b)	3,009	49,047
Diamond Hill Investment Group, Inc.	96	15,877
Donnelley Financial Solutions, Inc. (a)	3,035	54,387
E*TRADE Financial Corp. (a)	24,774	1,297,910
Evercore, Inc. Class A	3,180	319,749
FactSet Research Systems, Inc.	3,143	703,121
Franklin Resources, Inc.	35,395	1,076,362
GAIN Capital Holdings, Inc. (b)	2,876	18,694
Security Description	Shares	Value
GAMCO Investors, Inc. Class A	82	$ 1,920
Goldman Sachs Group, Inc.	33,337	7,475,489
Greenhill & Co., Inc. (b)	109	2,872
Hamilton Lane, Inc. Class A	1,338	59,247
Hennessy Advisors, Inc.	100	1,385
Houlihan Lokey, Inc.	1,608	72,247
Interactive Brokers Group, Inc. Class A	6,033	333,685
Intercontinental Exchange, Inc.	55,733	4,173,844
INTL. FCStone, Inc. (a)	1,501	72,528
Invesco, Ltd.	39,387	901,175
Investment Technology Group, Inc.	3,018	65,370
Ladenburg Thalmann Financial Services, Inc.	8,975	24,232
Legg Mason, Inc.	8,955	279,665
LPL Financial Holdings, Inc.	8,842	570,397
MarketAxess Holdings, Inc.	3,162	564,385
Moelis & Co. Class A	4,387	240,408
Moody's Corp.	17,874	2,988,533
Morgan Stanley	129,891	6,049,024
Morningstar, Inc.	1,487	187,213
MSCI, Inc.	8,597	1,525,194
Nasdaq, Inc.	11,297	969,283
Northern Trust Corp.	21,411	2,186,705
Piper Jaffray Cos.	1,531	116,892
PJT Partners, Inc. Class A	1,498	78,420
Pzena Investment Management, Inc. Class A	1,458	13,909
Raymond James Financial, Inc.	12,113	1,115,002
S&P Global, Inc.	23,436	4,579,160
Safeguard Scientifics, Inc. (a)	84	785
SEI Investments Co.	12,148	742,243
Silvercrest Asset Management Group, Inc. Class A	130	1,801
State Street Corp. (d)	35,291	2,956,680
Stifel Financial Corp.	6,151	315,300
T Rowe Price Group, Inc.	22,715	2,480,024
TD Ameritrade Holding Corp.	48,501	2,562,308
Virtu Financial, Inc. Class A (b)	4,493	91,882
Virtus Investment Partners, Inc.	150	17,062
Waddell & Reed Financial, Inc. Class A (b)	1,542	32,660
Westwood Holdings Group, Inc.	182	9,417
WisdomTree Investments, Inc.	10,371	87,946
		74,948,080
CHEMICALS — 1.9%
A Schulman, Inc. (e)	2,701	5,402
Advanced Emissions Solutions, Inc.	1,558	18,634
AdvanSix, Inc. (a)	2,893	98,217
AgroFresh Solutions, Inc. (a)	4,604	28,683
Air Products & Chemicals, Inc.	20,832	3,479,986
Albemarle Corp. (b)	10,589	1,056,570
American Vanguard Corp.	159	2,862
Ashland Global Holdings, Inc.	6,008	503,831
Axalta Coating Systems, Ltd. (a)	24,072	701,939
Balchem Corp.	3,004	336,718
Cabot Corp.	5,895	369,734

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Celanese Corp. Series A	13,108	$ 1,494,312
CF Industries Holdings, Inc.	22,361	1,217,333
Chase Corp.	160	19,224
Chemours Co.	17,831	703,255
Core Molding Technologies, Inc.	160	1,067
DowDuPont, Inc.	219,632	14,124,534
Eastman Chemical Co.	13,635	1,305,142
Ecolab, Inc.	26,763	4,195,903
Ferro Corp. (a)	7,514	174,475
Flotek Industries, Inc. (a) (b)	42	101
FMC Corp.	12,133	1,057,755
FutureFuel Corp.	2,870	53,210
GCP Applied Technologies, Inc. (a)	7,466	198,222
Hawkins, Inc.	1,356	56,206
HB Fuller Co.	4,611	238,250
Huntsman Corp.	18,212	495,913
Ingevity Corp. (a)	4,435	451,838
Innophos Holdings, Inc.	1,617	71,795
Innospec, Inc.	2,876	220,733
International Flavors & Fragrances, Inc.	7,439	1,034,914
Intrepid Potash, Inc. (a)	10,366	37,214
KMG Chemicals, Inc.	1,338	101,099
Koppers Holdings, Inc. (a)	1,617	50,370
Kraton Corp. (a)	2,980	140,507
LSB Industries, Inc. (a)	1,608	15,726
Minerals Technologies, Inc.	3,062	206,991
Mosaic Co.	34,404	1,117,442
NewMarket Corp.	1,068	433,085
Olin Corp.	15,107	387,948
OMNOVA Solutions, Inc. (a)	4,386	43,202
Platform Specialty Products Corp. (a)	24,453	304,929
PolyOne Corp.	8,963	391,862
PPG Industries, Inc.	24,301	2,651,968
Praxair, Inc.	27,460	4,413,646
Quaker Chemical Corp.	1,459	295,024
Rayonier Advanced Materials, Inc.	1,436	26,465
RPM International, Inc.	12,108	786,293
Scotts Miracle-Gro Co. (b)	4,361	343,342
Sensient Technologies Corp.	4,491	343,606
Sherwin-Williams Co.	8,042	3,660,799
Stepan Co.	1,621	141,043
Trecora Resources (a)	1,598	22,372
Tredegar Corp.	4,586	99,287
Trinseo SA	4,429	346,791
Tronox, Ltd. Class A	4,606	55,042
Valvoline, Inc.	19,758	424,995
Westlake Chemical Corp.	3,132	260,301
WR Grace & Co.	7,260	518,800
		51,336,907
COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	6,036	194,661
ACCO Brands Corp.	10,355	117,011
Advanced Disposal Services, Inc. (a)	5,882	159,285
Brink's Co.	5,497	383,416
Security Description	Shares	Value
Casella Waste Systems, Inc. Class A (a)	3,166	$ 98,336
CECO Environmental Corp.	21	165
Cintas Corp.	8,356	1,652,900
Civeo Corp. (a)	16,408	68,093
Clean Harbors, Inc. (a)	5,500	393,690
Copart, Inc. (a)	19,686	1,014,420
Covanta Holding Corp.	12,053	195,861
Deluxe Corp.	4,554	259,305
Ennis, Inc.	2,884	58,978
Essendant, Inc.	42	538
Healthcare Services Group, Inc. (b)	7,380	299,776
Heritage-Crystal Clean, Inc. (a)	1,468	31,342
Herman Miller, Inc.	5,962	228,941
HNI Corp.	8,316	367,900
Hudson Technologies, Inc. (a) (b)	4,474	5,727
Interface, Inc.	5,913	138,068
KAR Auction Services, Inc.	13,504	806,054
Kimball International, Inc. Class B	3,076	51,523
Knoll, Inc.	4,435	104,001
LSC Communications, Inc.	21	232
Matthews International Corp. Class A	2,988	149,848
McGrath RentCorp	2,876	156,656
Mobile Mini, Inc.	4,436	194,519
MSA Safety, Inc.	3,074	327,197
Multi-Color Corp.	1,436	89,391
PICO Holdings, Inc. (a)	184	2,309
Pitney Bowes, Inc.	1,380	9,770
Quad/Graphics, Inc.	2,977	62,041
Republic Services, Inc.	32,085	2,331,296
Rollins, Inc.	7,657	464,703
RR Donnelley & Sons Co.	84	454
SP Plus Corp. (a)	1,636	59,714
Steelcase, Inc. Class A	8,832	163,392
Stericycle, Inc. (a)	7,710	452,423
Team, Inc. (a) (b)	70	1,575
Tetra Tech, Inc.	5,921	404,404
UniFirst Corp.	1,399	242,936
US Ecology, Inc.	1,641	121,024
Viad Corp.	1,627	96,400
VSE Corp.	156	5,168
Waste Management, Inc.	40,946	3,699,880
		15,665,323
COMMUNICATIONS EQUIPMENT — 1.3%
Acacia Communications, Inc. (a)	1,568	64,868
ADTRAN, Inc.	4,655	82,161
Aerohive Networks, Inc. (a)	2,996	12,344
Applied Optoelectronics, Inc. (a) (b)	2,970	73,240
Arista Networks, Inc. (a)	4,580	1,217,639
ARRIS International PLC (a)	17,120	444,949
CalAmp Corp. (a)	3,098	74,228
Calix, Inc. (a)	4,349	35,227
Ciena Corp. (a)	15,772	492,717
Cisco Systems, Inc.	453,666	22,070,851
Clearfield, Inc. (a)	1,398	18,803
CommScope Holding Co., Inc. (a)	19,465	598,743

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Comtech Telecommunications Corp.	50	$ 1,813
DASAN Zhone Solutions, Inc. (a)	140	1,987
Digi International, Inc. (a)	2,897	38,965
EchoStar Corp. Class A (a)	4,577	212,235
EMCORE Corp. (a)	2,856	13,566
Extreme Networks, Inc. (a)	10,613	58,159
F5 Networks, Inc. (a)	6,166	1,229,624
Finisar Corp. (a) (b)	1,692	32,233
Harmonic, Inc. (a)	126	693
Infinera Corp. (a)	126	920
InterDigital, Inc.	3,138	251,040
Juniper Networks, Inc.	36,913	1,106,283
KVH Industries, Inc. (a)	1,471	19,270
Lumentum Holdings, Inc. (a) (b)	5,977	358,321
Motorola Solutions, Inc.	15,703	2,043,588
NETGEAR, Inc. (a)	3,148	197,852
NetScout Systems, Inc. (a)	9,140	230,785
Oclaro, Inc. (a)	210	1,877
Palo Alto Networks, Inc. (a)	8,829	1,988,821
PC-Tel, Inc. (a)	1,488	6,919
Plantronics, Inc.	3,190	192,357
Quantenna Communications, Inc. (a)	1,668	30,775
Ribbon Communications, Inc. (a)	170	1,161
TESSCO Technologies, Inc.	100	1,525
Ubiquiti Networks, Inc. (b)	1,982	195,940
ViaSat, Inc. (a) (b)	4,666	298,391
Viavi Solutions, Inc. (a)	22,613	256,431
		33,957,301
CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)	15,903	519,392
Aegion Corp. (a)	3,148	79,896
Ameresco, Inc. Class A (a)	1,518	20,721
Argan, Inc.	1,466	63,038
Comfort Systems USA, Inc.	3,042	171,569
Dycom Industries, Inc. (a)	2,980	252,108
EMCOR Group, Inc.	6,030	452,913
Fluor Corp.	14,408	837,105
Granite Construction, Inc.	4,696	214,607
Great Lakes Dredge & Dock Corp. (a)	1,370	8,494
HC2 Holdings, Inc. (a) (b)	3,967	24,278
IES Holdings, Inc. (a)	1,578	30,771
Jacobs Engineering Group, Inc.	11,828	904,842
KBR, Inc.	5,977	126,294
MasTec, Inc. (a)	6,153	274,731
MYR Group, Inc. (a)	1,585	51,734
Northwest Pipe Co. (a)	1,338	26,426
NV5 Global, Inc. (a)	170	14,739
Orion Group Holdings, Inc. (a)	91	687
Primoris Services Corp.	2,852	70,787
Quanta Services, Inc. (a)	12,139	405,200
Sterling Construction Co., Inc. (a)	2,836	40,612
Tutor Perini Corp. (a)	3,519	66,157
Valmont Industries, Inc.	1,649	228,386
		4,885,487
Security Description	Shares	Value
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	4,553	$ 388,098
Forterra, Inc. (a) (b)	1,508	11,250
Martin Marietta Materials, Inc.	5,975	1,087,151
Summit Materials, Inc. Class A (a) (b)	12,841	233,449
United States Lime & Minerals, Inc.	40	3,158
US Concrete, Inc. (a) (b)	1,479	67,812
Vulcan Materials Co.	12,111	1,346,743
		3,137,661
CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	42,463	1,123,146
American Express Co.	81,203	8,647,307
Capital One Financial Corp.	45,464	4,315,898
Credit Acceptance Corp. (a)	1,427	625,126
Discover Financial Services	34,203	2,614,819
Elevate Credit, Inc. (a)	1,338	10,784
Encore Capital Group, Inc. (a)	2,838	101,742
Enova International, Inc. (a)	84	2,419
FirstCash, Inc.	4,487	367,934
Green Dot Corp. Class A (a)	4,325	384,147
LendingClub Corp. (a)	1,527	5,925
Navient Corp.	26,214	353,365
Nelnet, Inc. Class A	1,557	89,014
OneMain Holdings, Inc. (a)	7,018	235,875
PRA Group, Inc. (a)	4,568	164,448
Regional Management Corp. (a)	1,358	39,151
Santander Consumer USA Holdings, Inc.	3,104	62,204
SLM Corp. (a)	45,271	504,772
Synchrony Financial	73,831	2,294,668
World Acceptance Corp. (a)	1,326	151,641
		22,094,385
CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc.	4,534	488,493
Avery Dennison Corp.	7,575	820,751
Ball Corp.	32,449	1,427,432
Bemis Co., Inc.	9,059	440,267
Berry Global Group, Inc. (a)	10,385	502,530
Crown Holdings, Inc. (a) (b)	12,164	583,872
Graphic Packaging Holding Co.	28,875	404,539
Greif, Inc. Class A	1,255	67,343
International Paper Co.	39,463	1,939,606
Myers Industries, Inc.	2,895	67,309
Owens-Illinois, Inc. (a)	16,516	310,336
Packaging Corp. of America	8,936	980,190
Sealed Air Corp.	16,487	661,953
Silgan Holdings, Inc.	10,016	278,445
Sonoco Products Co.	9,043	501,886
UFP Technologies, Inc. (a)	130	4,778
WestRock Co.	24,582	1,313,662
		10,793,392
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	4,433	150,544
Genuine Parts Co.	13,735	1,365,259

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
LKQ Corp. (a)	28,937	$ 916,435
Pool Corp.	3,943	658,008
Weyco Group, Inc.	150	5,277
		3,095,523
DIVERSIFIED CONSUMER SERVICES — 0.2%
Adtalem Global Education, Inc. (a)	5,989	288,670
American Public Education, Inc. (a)	1,509	49,872
Bridgepoint Education, Inc. (a)	1,609	16,347
Bright Horizons Family Solutions, Inc. (a)	4,513	531,812
Cambium Learning Group, Inc. (a)	1,478	17,500
Career Education Corp. (a)	6,126	91,461
Carriage Services, Inc.	1,506	32,454
Chegg, Inc. (a)	9,367	266,304
Collectors Universe, Inc.	180	2,664
Graham Holdings Co. Class B	86	49,820
Grand Canyon Education, Inc. (a)	4,555	513,804
H&R Block, Inc.	20,349	523,987
Houghton Mifflin Harcourt Co. (a)	126	882
K12, Inc. (a)	99	1,752
Laureate Education, Inc. Class A (a)	3,026	46,721
Liberty Tax, Inc.	1,338	15,588
Regis Corp. (a)	4,406	90,015
Service Corp. International	18,428	814,518
ServiceMaster Global Holdings, Inc. (a)	13,493	836,971
Sotheby's (a)	4,506	221,650
Strategic Education, Inc.	2,611	357,785
Weight Watchers International, Inc. (a) (b)	5,824	419,270
		5,189,847
DIVERSIFIED FINANCIAL SERVICES — 0.5%
Berkshire Hathaway, Inc. Class B (a)	54,213	11,607,545
Cannae Holdings, Inc. (a)	3,075	64,421
Jefferies Financial Group, Inc.	30,181	662,775
Marlin Business Services Corp.	1,388	40,044
On Deck Capital, Inc. (a)	4,324	32,733
Voya Financial, Inc.	16,745	831,724
		13,239,242
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
AT&T, Inc.	676,402	22,713,579
ATN International, Inc.	1,396	103,136
CenturyLink, Inc.	103,125	2,186,250
Cincinnati Bell, Inc. (a)	5,296	84,471
Cogent Communications Holdings, Inc.	4,462	248,980
Consolidated Communications Holdings, Inc. (b)	126	1,643
Frontier Communications Corp. (b)	105	681
IDT Corp. Class B (a)	1,436	7,668
Iridium Communications, Inc. (a)	7,332	164,970
Security Description	Shares	Value
Ooma, Inc. (a)	1,508	$ 25,033
ORBCOMM, Inc. (a)	5,992	65,073
pdvWireless, Inc. (a)	180	6,102
Verizon Communications, Inc.	389,491	20,794,925
Vonage Holdings Corp. (a)	19,872	281,388
Windstream Holdings, Inc. (a) (b)	280	1,372
Zayo Group Holdings, Inc. (a)	17,963	623,675
		47,308,946
ELECTRIC UTILITIES — 1.7%
ALLETE, Inc.	4,653	349,021
Alliant Energy Corp.	22,631	963,402
American Electric Power Co., Inc.	46,653	3,306,765
Duke Energy Corp.	69,008	5,522,020
Edison International	31,668	2,143,290
El Paso Electric Co.	3,178	181,782
Entergy Corp.	17,127	1,389,513
Evergy, Inc.	24,752	1,359,380
Eversource Energy	30,336	1,863,844
Exelon Corp.	90,325	3,943,589
FirstEnergy Corp.	42,336	1,573,629
Hawaiian Electric Industries, Inc.	11,886	423,023
IDACORP, Inc.	4,551	451,596
MGE Energy, Inc.	4,316	275,577
NextEra Energy, Inc.	43,922	7,361,327
OGE Energy Corp.	19,360	703,155
Otter Tail Corp.	4,062	194,570
PG&E Corp. (a)	50,558	2,326,174
Pinnacle West Capital Corp.	10,504	831,707
PNM Resources, Inc.	7,444	293,666
Portland General Electric Co.	8,874	404,743
PPL Corp. (b)	67,217	1,966,769
Southern Co.	95,270	4,153,772
Spark Energy, Inc. Class A (b)	1,408	11,616
Xcel Energy, Inc.	48,292	2,279,865
		44,273,795
ELECTRICAL EQUIPMENT — 0.4%
Acuity Brands, Inc.	4,100	644,520
Allied Motion Technologies, Inc.	160	8,709
AMETEK, Inc.	21,893	1,732,174
Atkore International Group, Inc. (a)	3,016	80,014
AZZ, Inc.	2,906	146,753
Babcock & Wilcox Enterprises, Inc. (a)	3,331	3,431
Emerson Electric Co.	59,865	4,584,462
Encore Wire Corp.	1,627	81,513
Energous Corp. (a)	1,628	16,475
EnerSys	4,395	382,936
Enphase Energy, Inc. (a) (b)	7,248	35,153
FuelCell Energy, Inc. (a) (b)	4,454	4,766
Generac Holdings, Inc. (a)	6,012	339,137
Hubbell, Inc.	4,517	603,336
LSI Industries, Inc.	2,826	12,999
Plug Power, Inc. (a) (b)	20,964	40,251
Powell Industries, Inc.	38	1,378
Preformed Line Products Co.	50	3,514
Regal Beloit Corp.	4,435	365,666
Rockwell Automation, Inc.	12,062	2,261,866

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Sunrun, Inc. (a) (b)	6,122	$ 76,158
Thermon Group Holdings, Inc. (a)	2,885	74,375
TPI Composites, Inc. (a)	1,428	40,769
Vicor Corp. (a)	1,548	71,208
		11,611,563
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Akoustis Technologies, Inc. (a) (b)	1,428	11,238
Amphenol Corp. Class A	28,737	2,701,853
Anixter International, Inc. (a)	3,174	223,132
Arrow Electronics, Inc. (a)	9,076	669,083
Avnet, Inc.	12,041	539,076
AVX Corp.	4,486	80,972
Badger Meter, Inc.	3,031	160,492
Bel Fuse, Inc. Class B	40	1,060
Belden, Inc. (b)	4,381	312,847
Benchmark Electronics, Inc.	5,848	136,843
CDW Corp.	13,447	1,195,707
Cognex Corp.	14,964	835,291
Coherent, Inc. (a) (b)	2,582	444,595
Control4 Corp. (a)	2,816	96,673
Corning, Inc.	82,518	2,912,885
CTS Corp.	2,999	102,866
Daktronics, Inc.	3,138	24,602
Dolby Laboratories, Inc. Class A	5,872	410,864
Electro Scientific Industries, Inc. (a) (b)	2,836	49,488
ePlus, Inc. (a)	1,474	136,640
FARO Technologies, Inc. (a)	1,529	98,391
Fitbit, Inc. Class A (a) (b)	1,501	8,030
FLIR Systems, Inc.	13,324	819,026
ID Systems, Inc. (a)	1,458	10,133
II-VI, Inc. (a)	4,651	219,992
Insight Enterprises, Inc. (a)	2,913	157,564
IPG Photonics Corp. (a)	3,050	476,014
Iteris, Inc. (a) (b)	2,856	15,365
Itron, Inc. (a)	3,168	203,386
Jabil, Inc.	15,323	414,947
KEMET Corp. (a)	3,086	57,245
Keysight Technologies, Inc. (a)	17,857	1,183,562
Kimball Electronics, Inc. (a)	2,846	55,924
Knowles Corp. (a)	19,006	315,880
Littelfuse, Inc.	1,678	332,060
Maxwell Technologies, Inc. (a) (b)	2,956	10,317
Mesa Laboratories, Inc.	70	12,993
Methode Electronics, Inc.	3,042	110,120
MTS Systems Corp.	1,536	84,096
Napco Security Technologies, Inc. (a)	1,378	20,601
National Instruments Corp.	10,607	512,636
Novanta, Inc. (a)	2,999	205,132
OSI Systems, Inc. (a)	1,617	123,393
PAR Technology Corp. (a) (b)	1,368	30,397
Park Electrochemical Corp.	164	3,196
PC Connection, Inc.	1,398	54,368
Plexus Corp. (a)	3,042	177,987
Rogers Corp. (a)	1,531	225,547
Sanmina Corp. (a)	7,487	206,641
Security Description	Shares	Value
ScanSource, Inc. (a)	2,874	$ 114,673
SYNNEX Corp.	2,936	248,679
Tech Data Corp. (a)	3,106	222,296
Trimble, Inc. (a)	22,806	991,149
TTM Technologies, Inc. (a)	8,868	141,090
Vishay Intertechnology, Inc.	11,983	243,854
Vishay Precision Group, Inc. (a)	1,447	54,118
Zebra Technologies Corp. Class A (a)	4,624	817,662
		20,024,671
ENERGY EQUIPMENT & SERVICES — 0.7%
Apergy Corp. (a)	6,276	273,383
Archrock, Inc.	7,421	90,536
Aspen Aerogels, Inc. (a)	1,628	7,440
Baker Hughes a GE Co.	41,001	1,387,064
Basic Energy Services, Inc. (a)	2,966	29,630
Bristow Group, Inc. (a) (b)	92	1,116
C&J Energy Services, Inc. (a) (b)	7,417	154,274
CARBO Ceramics, Inc. (a)	21	152
Covia Holdings Corp. (a) (b)	3,058	27,430
Diamond Offshore Drilling, Inc. (a)	12,871	257,420
Dril-Quip, Inc. (a)	63	3,292
Era Group, Inc. (a)	124	1,531
Exterran Corp. (a)	3,123	82,853
Forum Energy Technologies, Inc. (a)	10,280	106,398
Geospace Technologies Corp. (a)	33	452
Gulf Island Fabrication, Inc.	1,448	14,408
Halliburton Co.	84,767	3,435,606
Helix Energy Solutions Group, Inc. (a)	1,377	13,605
Helmerich & Payne, Inc.	10,260	705,580
Hornbeck Offshore Services, Inc. (a)	3,036	17,852
Independence Contract Drilling, Inc. (a)	3,116	15,393
ION Geophysical Corp. (a)	1,358	21,117
Keane Group, Inc. (a)	3,086	38,174
Key Energy Services, Inc. (a)	1,438	16,451
KLX Energy Services Holdings, Inc. (a)	1,816	58,130
Mammoth Energy Services, Inc.	3,026	88,057
Matrix Service Co. (a)	2,927	72,150
McDermott International, Inc. (a) (b)	15,662	288,651
National Oilwell Varco, Inc.	36,946	1,591,634
Natural Gas Services Group, Inc. (a)	1,406	29,667
Newpark Resources, Inc. (a)	8,934	92,467
Oceaneering International, Inc.	9,012	248,731
Oil States International, Inc. (a)	5,387	178,848
Patterson-UTI Energy, Inc.	22,360	382,580
PHI, Inc. NVDR (a)	21	196
Pioneer Energy Services Corp. (a)	9,883	29,155
ProPetro Holding Corp. (a) (b)	4,454	73,446
RigNet, Inc. (a)	19	387
Rowan Cos. PLC Class A (a)	13,231	249,140
RPC, Inc. (b)	6,051	93,669

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Schlumberger, Ltd.	130,434	$ 7,946,039
SEACOR Holdings, Inc. (a)	1,617	79,896
Smart Sand, Inc. (a) (b)	1,618	6,650
Superior Energy Services, Inc. (a)	16,561	161,304
TETRA Technologies, Inc. (a)	1,441	6,499
Tidewater, Inc. (a)	2,896	90,326
Unit Corp. (a)	5,969	155,552
US Silica Holdings, Inc. (b)	8,962	168,754
		18,793,085
ENTERTAINMENT — 1.7%
Activision Blizzard, Inc.	68,807	5,724,054
AMC Entertainment Holdings, Inc. Class A (b)	21	430
Cinemark Holdings, Inc.	10,420	418,884
Electronic Arts, Inc. (a)	29,247	3,523,971
Global Eagle Entertainment, Inc. (a) (b)	147	415
Glu Mobile, Inc. (a)	3,186	23,736
Liberty Media Corp.-Liberty Braves Class A (a)	82	2,237
Liberty Media Corp.-Liberty Formula One Class A (a) (b)	2,844	101,190
Lions Gate Entertainment Corp. Class A	7,443	181,535
Live Nation Entertainment, Inc. (a)	13,500	735,345
Madison Square Garden Co. Class A (a)	1,571	495,368
Marcus Corp.	1,589	66,817
Netflix, Inc. (a)	39,766	14,877,654
Pandora Media, Inc. (a)	1,380	13,124
Rosetta Stone, Inc. (a)	1,648	32,779
Take-Two Interactive Software, Inc. (a)	10,367	1,430,542
Twenty-First Century Fox, Inc. Class B	48,229	2,209,853
Viacom, Inc. Class B	1,548	52,260
Walt Disney Co.	135,819	15,882,674
World Wrestling Entertainment, Inc. Class A	3,065	296,477
Zynga, Inc. Class A (a)	75,643	303,328
		46,372,673
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.7%
Acadia Realty Trust REIT	7,634	213,981
Agree Realty Corp. REIT	2,930	155,642
Alexander & Baldwin, Inc. (a)	5,327	120,870
Alexander's, Inc. REIT	66	22,658
Alexandria Real Estate Equities, Inc. REIT	8,945	1,125,192
American Assets Trust, Inc. REIT	5,965	222,435
American Campus Communities, Inc. REIT	13,645	561,628
American Homes 4 Rent Class A REIT	22,813	499,377
American Tower Corp. REIT	42,215	6,133,839
Americold Realty Trust REIT	7,055	176,516
Security Description	Shares	Value
Apartment Investment & Management Co. Class A REIT	15,080	$ 665,480
Apple Hospitality REIT, Inc.	20,867	364,964
Armada Hoffler Properties, Inc. REIT	4,438	67,058
Ashford Hospitality Trust, Inc. REIT	8,858	56,603
AvalonBay Communities, Inc. REIT	13,452	2,436,830
Bluerock Residential Growth REIT, Inc. (b)	1,668	16,346
Boston Properties, Inc. REIT	15,054	1,852,997
Braemar Hotels & Resorts, Inc. REIT	84	989
Brandywine Realty Trust REIT	16,638	261,549
Brixmor Property Group, Inc. REIT	28,583	500,488
Camden Property Trust REIT	8,987	840,914
CareTrust REIT, Inc.	8,932	158,186
CatchMark Timber Trust, Inc. Class A REIT	3,146	35,959
CBL & Associates Properties, Inc. REIT (b)	189	754
Cedar Realty Trust, Inc. REIT	21,612	100,712
Chatham Lodging Trust REIT	8,519	177,962
Chesapeake Lodging Trust REIT	7,523	241,263
City Office REIT, Inc.	2,946	37,178
Clipper Realty, Inc. REIT	1,468	19,862
Colony Capital, Inc. REIT (b)	53,535	326,028
Columbia Property Trust, Inc. REIT	12,050	284,862
Community Healthcare Trust, Inc. REIT	1,518	47,028
CoreCivic, Inc. REIT	12,058	293,371
CorePoint Lodging, Inc. REIT	1,298	25,246
CoreSite Realty Corp. REIT	3,087	343,089
Corporate Office Properties Trust REIT	10,414	310,650
Cousins Properties, Inc. REIT	42,165	374,847
Crown Castle International Corp. REIT	39,258	4,370,593
CubeSmart REIT	19,868	566,834
CyrusOne, Inc. REIT	8,864	561,978
DDR Corp. REIT	14,130	189,201
DiamondRock Hospitality Co. REIT	19,543	228,067
Digital Realty Trust, Inc. REIT	20,137	2,265,010
Douglas Emmett, Inc. REIT	14,972	564,744
Duke Realty Corp. REIT	34,930	990,964
Easterly Government Properties, Inc. REIT	3,949	76,492
EastGroup Properties, Inc. REIT	3,064	292,980
Empire State Realty Trust, Inc. Class A REIT	12,166	202,077
EPR Properties REIT	7,401	506,302
Equinix, Inc. REIT	7,484	3,239,749
Equity Commonwealth REIT	12,062	387,070
Equity LifeStyle Properties, Inc. REIT	7,544	727,619

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Equity Residential REIT	34,927	$ 2,314,263
Essex Property Trust, Inc. REIT	6,073	1,498,270
Extra Space Storage, Inc. REIT	12,051	1,044,099
Farmland Partners, Inc. REIT (b)	2,996	20,073
Federal Realty Investment Trust REIT	7,435	940,304
First Industrial Realty Trust, Inc. REIT	11,824	371,274
Forest City Realty Trust, Inc. Class A REIT	25,258	633,723
Four Corners Property Trust, Inc. REIT	8,714	223,863
Franklin Street Properties Corp. REIT	18,070	144,379
Front Yard Residential Corp. REIT (b)	63	684
Gaming and Leisure Properties, Inc. REIT	19,949	703,202
GEO Group, Inc. REIT	12,083	304,008
Getty Realty Corp. REIT	4,503	128,606
Gladstone Commercial Corp. REIT	2,935	56,205
Gladstone Land Corp. REIT (b)	1,368	16,881
Global Medical REIT, Inc.	1,588	14,959
Global Net Lease, Inc. REIT (b)	7,392	154,123
Government Properties Income Trust REIT (b)	7,650	86,368
Gramercy Property Trust REIT	15,955	437,805
Granite Point Mortgage Trust, Inc. REIT	42	810
HCP, Inc. REIT	45,620	1,200,718
Healthcare Realty Trust, Inc. REIT	12,001	351,149
Healthcare Trust of America, Inc. Class A REIT	19,758	526,946
Hersha Hospitality Trust REIT	5,004	113,441
Highwoods Properties, Inc. REIT	10,411	492,024
Hospitality Properties Trust REIT	16,379	472,370
Host Hotels & Resorts, Inc. REIT	69,238	1,460,922
Hudson Pacific Properties, Inc. REIT	14,993	490,571
Independence Realty Trust, Inc. REIT	7,510	79,080
InfraREIT, Inc. (a)	3,163	66,897
Investors Real Estate Trust REIT	25,776	154,140
Invitation Homes, Inc. REIT	28,812	660,083
Iron Mountain, Inc. REIT	24,256	837,317
iStar, Inc. REIT (b)	7,545	84,278
Jernigan Capital, Inc. REIT (b)	1,428	27,546
Kilroy Realty Corp. REIT	9,106	652,809
Kimco Realty Corp. REIT	39,176	655,806
Lamar Advertising Co. Class A REIT	7,640	594,392
LaSalle Hotel Properties REIT	11,888	411,206
Lexington Realty Trust REIT	6,052	50,232
Liberty Property Trust REIT	13,571	573,375
Life Storage, Inc. REIT	4,534	431,455
LTC Properties, Inc. REIT	4,340	191,437
Macerich Co. REIT	13,560	749,732
Mack-Cali Realty Corp. REIT	8,952	190,319
Security Description	Shares	Value
MedEquities Realty Trust, Inc. REIT	2,976	$ 28,927
Medical Properties Trust, Inc. REIT	45,319	675,706
MGM Growth Properties LLC Class A	6,152	181,422
Mid-America Apartment Communities, Inc. REIT	11,193	1,121,315
Monmouth Real Estate Investment Corp. REIT	9,064	151,550
National Health Investors, Inc. REIT	4,342	328,212
National Retail Properties, Inc. REIT	14,967	670,821
National Storage Affiliates Trust REIT	5,494	139,767
New Senior Investment Group, Inc. REIT	84	496
New York REIT, Inc. (b)	1,575	28,570
NexPoint Residential Trust, Inc. REIT	1,558	51,726
NorthStar Realty Europe Corp. REIT	4,586	64,938
Omega Healthcare Investors, Inc. REIT	19,366	634,624
One Liberty Properties, Inc. REIT	6,338	176,070
Outfront Media, Inc. REIT	14,847	296,198
Paramount Group, Inc. REIT	19,923	300,638
Park Hotels & Resorts, Inc. REIT	18,215	597,816
Pebblebrook Hotel Trust REIT (b)	6,163	224,148
Pennsylvania Real Estate Investment Trust	6,593	62,370
Physicians Realty Trust REIT	17,933	302,350
Piedmont Office Realty Trust, Inc. Class A REIT	14,913	282,303
PotlatchDeltic Corp. REIT	5,943	243,366
Preferred Apartment Communities, Inc. Class A REIT	2,926	51,439
Prologis, Inc. REIT	59,734	4,049,368
PS Business Parks, Inc. REIT	1,598	203,090
Public Storage REIT	14,501	2,923,837
QTS Realty Trust, Inc. Class A REIT	4,452	189,967
Ramco-Gershenson Properties Trust REIT	9,158	124,549
Rayonier, Inc. REIT	11,932	403,421
Realty Income Corp. REIT	28,768	1,636,611
Regency Centers Corp. REIT	14,869	961,578
Retail Opportunity Investments Corp. REIT	10,578	197,491
Retail Properties of America, Inc. Class A REIT	21,837	266,193
Retail Value, Inc. REIT (a)	1,315	42,987
Rexford Industrial Realty, Inc. REIT	6,168	197,129
RLJ Lodging Trust REIT	16,759	369,201
Ryman Hospitality Properties, Inc. REIT	4,530	390,350
Sabra Health Care REIT, Inc. (b)	17,980	415,698

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Saul Centers, Inc. REIT	1,596	$ 89,376
SBA Communications Corp. REIT (a)	11,347	1,822,669
Select Income REIT	7,602	166,788
Senior Housing Properties Trust REIT	24,355	427,674
Seritage Growth Properties Class A REIT (b)	2,927	139,003
Simon Property Group, Inc. REIT	30,321	5,359,237
SL Green Realty Corp. REIT	8,947	872,601
Spirit MTA REIT	4,306	49,605
Spirit Realty Capital, Inc. REIT	42,773	344,750
STAG Industrial, Inc. REIT	8,998	247,445
Starwood Property Trust, Inc. REIT	23,458	504,816
STORE Capital Corp. REIT	18,492	513,893
Summit Hotel Properties, Inc. REIT	13,430	181,708
Sun Communities, Inc. REIT	7,406	752,005
Sunstone Hotel Investors, Inc. REIT	21,994	359,822
Tanger Factory Outlet Centers, Inc. REIT	8,925	204,204
Taubman Centers, Inc. REIT	6,161	368,613
Terreno Realty Corp. REIT	5,923	223,297
Tier REIT, Inc.	4,474	107,823
UDR, Inc. REIT	25,900	1,047,137
UMH Properties, Inc. REIT	2,966	46,388
Uniti Group, Inc. REIT (a)	15,111	304,487
Universal Health Realty Income Trust REIT	2,831	210,655
Urban Edge Properties REIT	10,531	232,524
Urstadt Biddle Properties, Inc. Class A REIT	5,808	123,652
Ventas, Inc. REIT	33,839	1,840,165
VEREIT, Inc.	95,333	692,118
Vornado Realty Trust REIT	17,928	1,308,744
Washington Prime Group, Inc. REIT (b)	210	1,533
Washington Real Estate Investment Trust	7,510	230,181
Weingarten Realty Investors REIT	11,988	356,763
Welltower, Inc. REIT	35,285	2,269,531
Weyerhaeuser Co. REIT	71,483	2,306,756
Whitestone REIT	9,007	125,017
WP Carey, Inc. REIT	10,416	669,853
Xenia Hotels & Resorts, Inc. REIT	10,347	245,224
		98,587,476
FOOD & STAPLES RETAILING — 1.4%
Andersons, Inc.	42	1,581
Casey's General Stores, Inc.	3,138	405,147
Chefs' Warehouse, Inc. (a)	1,606	58,378
Costco Wholesale Corp.	41,067	9,645,817
Ingles Markets, Inc. Class A	5,838	199,952
Kroger Co.	84,090	2,447,860
Natural Grocers by Vitamin Cottage, Inc. (a)	22	372
Performance Food Group Co. (a)	8,816	293,573
PriceSmart, Inc.	1,641	132,839
Security Description	Shares	Value
Rite Aid Corp. (a) (b)	4,539	$ 5,810
Smart & Final Stores, Inc. (a)	8,818	50,263
SpartanNash Co.	42	843
Sprouts Farmers Market, Inc. (a)	13,513	370,391
SUPERVALU, Inc. (a)	42	1,353
Sysco Corp.	51,209	3,751,059
United Natural Foods, Inc. (a)	4,651	139,298
US Foods Holding Corp. (a)	20,198	622,502
Village Super Market, Inc. Class A	52	1,414
Weis Markets, Inc.	1,446	62,756
Walmart, Inc.	135,565	12,730,909
Walgreens Boots Alliance, Inc.	80,044	5,835,208
		36,757,325
FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	53,590	2,693,969
B&G Foods, Inc. (b)	7,650	209,992
Bunge, Ltd.	13,489	926,829
Calavo Growers, Inc. (b)	1,576	152,242
Cal-Maine Foods, Inc.	2,934	141,712
Campbell Soup Co. (b)	16,937	620,402
Conagra Brands, Inc.	38,160	1,296,295
Darling Ingredients, Inc. (a)	15,108	291,887
Dean Foods Co.	105	745
Farmer Brothers Co. (a)	1,368	36,115
Flowers Foods, Inc.	17,968	335,283
Fresh Del Monte Produce, Inc.	2,986	101,196
Freshpet, Inc. (a)	1,638	60,115
General Mills, Inc.	55,840	2,396,653
Hain Celestial Group, Inc. (a)	10,631	288,313
Hershey Co.	14,480	1,476,960
Hormel Foods Corp. (b)	27,474	1,082,476
Hostess Brands, Inc. (a)	10,439	115,560
Ingredion, Inc.	6,176	648,233
J&J Snack Foods Corp.	1,778	268,282
J.M. Smucker Co.	10,634	1,091,155
John B Sanfilippo & Son, Inc.	180	12,848
Kellogg Co.	33,969	2,378,509
Kraft Heinz Co.	89,873	4,952,901
Lamb Weston Holdings, Inc.	13,371	890,509
Lancaster Colony Corp.	1,365	203,672
Landec Corp. (a)	2,867	41,285
Limoneira Co.	1,397	36,476
McCormick & Co., Inc.	1,062	139,918
Mondelez International, Inc. Class A	143,731	6,174,684
Pinnacle Foods, Inc.	11,992	777,202
Post Holdings, Inc. (a)	6,149	602,848
Sanderson Farms, Inc. (b)	1,649	170,457
Seneca Foods Corp. Class A (a)	162	5,459
Tootsie Roll Industries, Inc. (b)	1,452	42,471
TreeHouse Foods, Inc. (a)	5,287	252,983
Tyson Foods, Inc. Class A	27,414	1,631,955
		32,548,591
GAS UTILITIES — 0.2%
Atmos Energy Corp.	10,370	973,847
Chesapeake Utilities Corp.	1,505	126,269
National Fuel Gas Co.	7,536	422,468

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
New Jersey Resources Corp.	7,655	$ 352,895
Northwest Natural Holding Co.	2,942	196,820
ONE Gas, Inc.	4,603	378,735
RGC Resources, Inc.	130	3,472
South Jersey Industries, Inc. (b)	7,601	268,087
Southwest Gas Holdings, Inc.	4,485	354,450
Spire, Inc.	4,454	327,592
UGI Corp.	16,639	923,132
		4,327,767
HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Abbott Laboratories	162,681	11,934,278
ABIOMED, Inc. (a)	4,244	1,908,739
Accuray, Inc. (a)	7,355	33,098
Align Technology, Inc. (a)	7,169	2,804,656
AngioDynamics, Inc. (a)	3,097	67,329
Anika Therapeutics, Inc. (a)	1,496	63,101
Antares Pharma, Inc. (a) (b)	22,599	75,933
AtriCure, Inc. (a)	3,040	106,491
Atrion Corp.	40	27,792
Avanos Medical, Inc. (a)	4,539	310,922
AxoGen, Inc. (a) (b)	2,826	104,138
Baxter International, Inc.	51,394	3,961,963
Becton Dickinson and Co.	24,957	6,513,777
Boston Scientific Corp. (a)	130,003	5,005,115
Cantel Medical Corp.	3,911	360,047
Cardiovascular Systems, Inc. (a)	3,080	120,551
Cerus Corp. (a)	10,341	74,559
CONMED Corp.	2,934	232,431
Cooper Cos., Inc.	4,579	1,269,070
Corindus Vascular Robotics, Inc. (a) (b)	12,104	17,188
CryoLife, Inc. (a)	3,006	105,811
CryoPort, Inc. (a) (b)	2,996	38,379
Cutera, Inc. (a)	1,448	47,132
CytoSorbents Corp. (a)	2,836	36,584
Danaher Corp.	58,925	6,402,790
DENTSPLY SIRONA, Inc.	21,950	828,393
DexCom, Inc. (a)	8,992	1,286,216
Edwards Lifesciences Corp. (a)	20,240	3,523,784
Endologix, Inc. (a) (b)	1,426	2,724
FONAR Corp. (a)	130	3,237
GenMark Diagnostics, Inc. (a) (b)	5,983	43,975
Glaukos Corp. (a)	42	2,726
Globus Medical, Inc. Class A (a)	6,116	347,144
Haemonetics Corp. (a)	4,591	526,037
Heska Corp. (a)	140	15,863
Hill-Rom Holdings, Inc.	6,175	582,920
Hologic, Inc. (a)	27,340	1,120,393
ICU Medical, Inc. (a)	1,499	423,842
IDEXX Laboratories, Inc. (a)	7,553	1,885,682
Inogen, Inc. (a)	1,645	401,577
Insulet Corp. (a) (b)	5,808	615,358
Integer Holdings Corp. (a)	2,936	243,541
Integra LifeSciences Holdings Corp. (a)	6,131	403,849
Intuitive Surgical, Inc. (a)	10,487	6,019,538
Invacare Corp. (b)	3,069	44,654
Security Description	Shares	Value
iRadimed Corp. (a)	80	$ 2,972
iRhythm Technologies, Inc. (a)	1,518	143,694
K2M Group Holdings, Inc. (a)	84	2,299
Lantheus Holdings, Inc. (a)	3,006	44,940
LeMaitre Vascular, Inc.	1,458	56,483
Masimo Corp. (a)	4,530	564,166
Meridian Bioscience, Inc.	169	2,518
Merit Medical Systems, Inc. (a)	4,631	284,575
Natus Medical, Inc. (a)	2,984	106,380
Neogen Corp. (a)	4,794	342,915
Nevro Corp. (a)	2,963	168,891
NuVasive, Inc. (a)	4,558	323,527
Nuvectra Corp. (a)	1,328	29,189
NxStage Medical, Inc. (a)	6,083	169,655
OraSure Technologies, Inc. (a)	3,066	47,370
Penumbra, Inc. (a)	2,927	438,172
Quidel Corp. (a)	2,935	191,274
ResMed, Inc.	13,475	1,554,207
Rockwell Medical, Inc. (a) (b)	63	266
RTI Surgical, Inc. (a)	5,818	26,181
SeaSpine Holdings Corp. (a)	1,348	20,975
Senseonics Holdings, Inc. (a) (b)	4,624	22,056
Sientra, Inc. (a)	1,478	35,295
STAAR Surgical Co. (a)	3,178	152,544
Stryker Corp.	33,146	5,889,381
Surmodics, Inc. (a)	1,436	107,197
Tactile Systems Technology, Inc. (a)	1,378	97,907
Teleflex, Inc.	4,346	1,156,427
TransEnterix, Inc. (a) (b)	4,394	25,485
Utah Medical Products, Inc.	299	28,166
Varex Imaging Corp. (a)	3,151	90,308
Varian Medical Systems, Inc. (a)	9,072	1,015,429
ViewRay, Inc. (a)	2,956	27,668
Viveve Medical, Inc. (a)	1,468	3,934
West Pharmaceutical Services, Inc.	7,324	904,294
Zimmer Biomet Holdings, Inc.	19,376	2,547,363
		76,567,430
HEALTH CARE PROVIDERS & SERVICES — 3.2%
AAC Holdings, Inc. (a) (b)	1,448	11,048
Acadia Healthcare Co., Inc. (a) (b)	8,511	299,587
Aceto Corp.	21	47
Addus HomeCare Corp. (a)	1,398	98,070
Aetna, Inc.	30,704	6,228,306
Amedisys, Inc. (a)	3,164	395,373
American Renal Associates Holdings, Inc. (a)	3,046	65,946
AmerisourceBergen Corp.	15,873	1,463,808
AMN Healthcare Services, Inc. (a)	4,615	252,441
Anthem, Inc.	24,426	6,693,945
BioScrip, Inc. (a)	42	130
BioTelemetry, Inc. (a)	3,076	198,248
Brookdale Senior Living, Inc. (a)	189	1,858
Capital Senior Living Corp. (a)	2,925	27,612
Cardinal Health, Inc.	30,325	1,637,550
Centene Corp. (a)	16,330	2,364,257
Chemed Corp.	1,521	486,081

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Cigna Corp.	22,296	$ 4,643,142
Civitas Solutions, Inc. (a)	1,488	21,948
Community Health Systems, Inc. (a) (b)	126	436
CorVel Corp. (a)	2,625	158,156
Cross Country Healthcare, Inc. (a)	3,076	26,854
CVS Health Corp.	95,841	7,544,604
DaVita, Inc. (a)	17,825	1,276,805
Diplomat Pharmacy, Inc. (a) (b)	94	1,825
Encompass Health Corp.	9,197	716,906
Ensign Group, Inc.	4,492	170,337
Envision Healthcare Corp. (a)	11,145	509,661
Express Scripts Holding Co. (a)	54,341	5,162,938
HCA Healthcare, Inc.	27,077	3,766,952
HealthEquity, Inc. (a)	5,963	562,967
Henry Schein, Inc. (a)	15,094	1,283,443
Humana, Inc.	13,327	4,511,456
Laboratory Corp. of America Holdings (a)	9,962	1,730,200
LHC Group, Inc. (a)	1,605	165,299
LifePoint Health, Inc. (a)	63	4,057
Magellan Health, Inc. (a)	2,884	207,792
McKesson Corp.	20,145	2,672,234
MEDNAX, Inc. (a)	9,107	424,933
Molina Healthcare, Inc. (a)	4,504	669,745
National HealthCare Corp.	1,326	99,941
Owens & Minor, Inc. (b)	84	1,388
Patterson Cos., Inc. (b)	12,221	298,803
Premier, Inc. Class A (a)	42	1,923
Providence Service Corp. (a)	1,350	90,828
Psychemedics Corp.	120	2,257
Quest Diagnostics, Inc.	12,830	1,384,485
Quorum Health Corp. (a)	2,856	16,736
R1 RCM, Inc. (a)	7,560	76,810
RadNet, Inc. (a)	3,156	47,498
Select Medical Holdings Corp. (a)	12,097	222,585
Surgery Partners, Inc. (a)	4,524	74,646
Tenet Healthcare Corp. (a)	11,831	336,710
Tivity Health, Inc. (a) (b)	4,317	138,792
Triple-S Management Corp. Class B (a)	1,679	31,716
UnitedHealth Group, Inc.	89,982	23,938,811
Universal Health Services, Inc. Class B	194	24,801
US Physical Therapy, Inc.	1,376	163,194
WellCare Health Plans, Inc. (a)	4,425	1,418,168
		84,827,089
HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a)	17,955	255,859
athenahealth, Inc. (a)	3,951	527,853
Castlight Health, Inc. Class B (a)	6,132	16,556
Cerner Corp. (a)	28,873	1,859,710
Computer Programs & Systems, Inc.	28	752
Evolent Health, Inc. Class A (a)	84	2,386
HealthStream, Inc.	2,880	89,309
HMS Holdings Corp. (a)	105	3,445
Security Description	Shares	Value
Inovalon Holdings, Inc. Class A (a) (b)	9,138	$ 91,837
Medidata Solutions, Inc. (a)	5,895	432,162
NextGen Healthcare, Inc. (a)	4,589	92,147
Omnicell, Inc. (a)	3,072	220,877
Simulations Plus, Inc.	1,378	27,836
Tabula Rasa HealthCare, Inc. (a)	1,338	108,632
Teladoc Health, Inc. (a) (b)	4,647	401,268
Veeva Systems, Inc. Class A (a)	10,516	1,144,877
Vocera Communications, Inc. (a)	2,910	106,448
		5,381,954
HOTELS, RESTAURANTS & LEISURE — 2.0%
Aramark	20,458	880,103
BBX Capital Corp.	4,614	34,236
Biglari Holdings, Inc. Class A (a)	4	3,688
Biglari Holdings, Inc. Class B (a)	49	8,886
BJ's Restaurants, Inc.	90	6,498
Bloomin' Brands, Inc.	147	2,909
Bojangles', Inc. (a)	1,568	24,618
Boyd Gaming Corp. (b)	7,505	254,044
Brinker International, Inc. (b)	4,676	218,509
Caesars Entertainment Corp. (a) (b)	49,554	507,929
Carrols Restaurant Group, Inc. (a)	3,016	44,034
Century Casinos, Inc. (a)	1,638	12,219
Cheesecake Factory, Inc.	4,552	243,714
Chipotle Mexican Grill, Inc. (a)	2,720	1,236,294
Choice Hotels International, Inc.	3,074	256,064
Churchill Downs, Inc.	1,325	367,953
Chuy's Holdings, Inc. (a)	81	2,126
Cracker Barrel Old Country Store, Inc. (b)	1,679	247,031
Darden Restaurants, Inc.	11,914	1,324,718
Dave & Buster's Entertainment, Inc.	6,151	407,319
Del Frisco's Restaurant Group, Inc. (a)	1,647	13,670
Del Taco Restaurants, Inc. (a)	3,166	37,390
Denny's Corp. (a)	8,833	130,022
Dine Brands Global, Inc. (b)	83	6,749
Domino's Pizza, Inc.	4,169	1,229,021
Drive Shack, Inc. (a)	5,842	34,818
Dunkin' Brands Group, Inc.	7,817	576,269
El Pollo Loco Holdings, Inc. (a)	1,668	20,933
Eldorado Resorts, Inc. (a) (b)	4,644	225,698
Fiesta Restaurant Group, Inc. (a)	21	562
Habit Restaurants, Inc. Class A (a)	1,628	25,967
Hilton Grand Vacations, Inc. (a)	8,896	294,458
Hilton Worldwide Holdings, Inc.	20,920	1,689,918
Hyatt Hotels Corp. Class A	4,383	348,843
Inspired Entertainment, Inc. (a) (b)	1,398	8,528
International Speedway Corp. Class A	1,197	52,429
J Alexander's Holdings, Inc. (a)	1,448	17,231
Jack in the Box, Inc.	3,123	261,801
Las Vegas Sands Corp.	34,520	2,048,072
Lindblad Expeditions Holdings, Inc. (a)	1,658	24,654

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Marriott International, Inc. Class A	28,632	$ 3,780,283
Marriott Vacations Worldwide Corp.	3,076	343,714
McDonald's Corp.	75,223	12,584,056
MGM Resorts International	49,355	1,377,498
Monarch Casino & Resort, Inc. (a)	1,358	61,721
Nathan's Famous, Inc.	60	4,944
Noodles & Co. (a) (b)	2,896	35,042
Norwegian Cruise Line Holdings, Ltd. (a)	16,516	948,514
Papa John's International, Inc. (b)	2,944	150,968
Penn National Gaming, Inc. (a)	7,578	249,468
Pinnacle Entertainment, Inc. (a)	4,591	154,671
Planet Fitness, Inc. Class A (a)	8,902	480,975
Playa Hotels & Resorts NV (a)	7,480	72,032
Potbelly Corp. (a)	2,826	34,760
RCI Hospitality Holdings, Inc.	180	5,330
Red Lion Hotels Corp. (a)	1,498	18,725
Red Robin Gourmet Burgers, Inc. (a) (b)	46	1,847
Red Rock Resorts, Inc. Class A	6,122	163,151
Royal Caribbean Cruises, Ltd.	16,415	2,132,965
Ruth's Hospitality Group, Inc.	3,018	95,218
Scientific Games Corp. Class A (a)	5,805	147,447
SeaWorld Entertainment, Inc. (a)	84	2,640
Shake Shack, Inc. Class A (a)	1,598	100,690
Six Flags Entertainment Corp.	7,469	521,486
Sonic Corp.	4,659	201,921
Speedway Motorsports, Inc.	1,407	25,115
Starbucks Corp.	128,924	7,328,040
Texas Roadhouse, Inc.	6,043	418,719
Town Sports International Holdings, Inc. (a)	2,836	24,531
Vail Resorts, Inc.	4,038	1,108,108
Wendy's Co.	22,814	391,032
Wingstop, Inc.	2,916	199,075
Wyndham Destinations, Inc.	9,293	402,945
Wyndham Hotels & Resorts, Inc.	9,293	516,412
Wynn Resorts, Ltd.	7,644	971,247
Yum China Holdings, Inc.	34,544	1,212,840
Yum! Brands, Inc.	32,322	2,938,393
Zoe's Kitchen, Inc. (a)	21	267
		52,336,715
HOUSEHOLD DURABLES — 0.4%
AV Homes, Inc. (a)	1,378	27,560
Bassett Furniture Industries, Inc.	1,348	28,645
Beazer Homes USA, Inc. (a)	2,967	31,154
Cavco Industries, Inc. (a)	1,017	257,301
Century Communities, Inc. (a)	1,548	40,635
CSS Industries, Inc.	162	2,305
D.R. Horton, Inc.	31,895	1,345,331
Ethan Allen Interiors, Inc.	2,906	60,300
Flexsteel Industries, Inc.	180	5,353
GoPro, Inc. Class A (a) (b)	105	756
Helen of Troy, Ltd. (a)	2,980	390,082
Hooker Furniture Corp.	1,388	46,914
Hovnanian Enterprises, Inc. Class A (a) (b)	1,521	2,434
Security Description	Shares	Value
Installed Building Products, Inc. (a)	1,670	$ 65,130
iRobot Corp. (a) (b)	3,034	333,497
KB Home	6,143	146,879
La-Z-Boy, Inc.	4,568	144,349
Leggett & Platt, Inc.	12,141	531,654
Lennar Corp. Class A	24,096	1,125,042
Lennar Corp. Class B	360	13,860
LGI Homes, Inc. (a) (b)	1,458	69,168
Libbey, Inc.	21	184
Lifetime Brands, Inc.	1,398	15,238
M/I Homes, Inc. (a)	1,669	39,939
MDC Holdings, Inc.	4,326	127,963
Meritage Homes Corp. (a)	3,091	123,331
Mohawk Industries, Inc. (a)	5,903	1,035,091
New Home Co., Inc. (a)	1,418	11,429
Newell Brands, Inc.	46,836	950,771
NVR, Inc. (a)	249	615,229
PulteGroup, Inc.	25,217	624,625
Skyline Champion Corp.	160	4,571
Taylor Morrison Home Corp. Class A (a)	6,115	110,315
Tempur Sealy International, Inc. (a) (b)	4,665	246,778
Toll Brothers, Inc.	13,560	447,887
TopBuild Corp. (a)	3,102	176,256
TRI Pointe Group, Inc. (a)	11,951	148,192
Tupperware Brands Corp.	4,598	153,803
Universal Electronics, Inc. (a)	31	1,220
Vuzix Corp. (a) (b)	1,538	10,074
Whirlpool Corp.	6,934	823,412
William Lyon Homes Class A (a)	2,874	45,668
ZAGG, Inc. (a)	2,886	42,569
		10,422,894
HOUSEHOLD PRODUCTS — 1.3%
Central Garden & Pet Co. (a) (b)	1,378	49,663
Church & Dwight Co., Inc.	23,688	1,406,357
Clorox Co.	13,090	1,968,867
Colgate-Palmolive Co.	82,153	5,500,143
Energizer Holdings, Inc. (b)	6,169	361,812
Kimberly-Clark Corp.	33,104	3,761,938
Oil-Dri Corp. of America	120	4,627
Procter & Gamble Co.	237,692	19,783,105
Spectrum Brands Holdings, Inc.	8,108	605,830
WD-40 Co. (b)	1,459	251,094
		33,693,436
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	64,423	901,922
Clearway Energy, Inc. Class A	6,163	117,344
Clearway Energy, Inc. Class C	5,690	109,532
NRG Energy, Inc.	31,675	1,184,645
Ormat Technologies, Inc.	3,072	166,226
Pattern Energy Group, Inc. Class A	42	835
TerraForm Global, Inc. Class A (a) (e)	90	459
TerraForm Power, Inc. Class A	190	2,194

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Vistra Energy Corp. (a)	33,495	$ 833,356
		3,316,513
INDUSTRIAL CONGLOMERATES — 1.4%
3M Co.	55,802	11,758,039
Carlisle Cos., Inc.	5,931	722,396
General Electric Co.	816,362	9,216,727
Honeywell International, Inc.	70,258	11,690,931
Raven Industries, Inc.	3,078	140,819
Roper Technologies, Inc.	9,637	2,854,576
		36,383,488
INSURANCE — 2.1%
Aflac, Inc.	71,836	3,381,321
Alleghany Corp.	1,431	933,770
Allstate Corp.	34,773	3,432,095
Ambac Financial Group, Inc. (a)	7,844	160,175
American Equity Investment Life Holding Co.	7,569	267,640
American Financial Group, Inc.	6,176	685,351
American International Group, Inc.	87,671	4,667,604
American National Insurance Co.	1,587	205,183
AMERISAFE, Inc.	1,561	96,704
AmTrust Financial Services, Inc.	84	1,220
Arthur J Gallagher & Co.	16,535	1,230,865
Assurant, Inc.	4,898	528,739
Atlas Financial Holdings, Inc. (a)	1,348	13,547
Brighthouse Financial, Inc. (a)	11,248	497,612
Brown & Brown, Inc.	21,001	621,000
Cincinnati Financial Corp.	14,942	1,147,695
Citizens, Inc. (a)	4,355	36,582
CNO Financial Group, Inc.	17,870	379,201
Crawford & Co. Class B	1,368	12,599
eHealth, Inc. (a)	1,590	44,933
EMC Insurance Group, Inc.	1,328	32,828
Employers Holdings, Inc.	3,010	136,353
FBL Financial Group, Inc. Class A	1,350	101,588
FedNat Holding Co.	1,388	35,366
Fidelity National Financial, Inc.	27,029	1,063,591
First American Financial Corp.	9,148	471,945
Genworth Financial, Inc. Class A (a)	1,716	7,156
Hallmark Financial Services, Inc. (a)	1,548	17,028
Hanover Insurance Group, Inc.	4,379	540,237
Hartford Financial Services Group, Inc.	34,940	1,745,602
HCI Group, Inc.	108	4,725
Health Insurance Innovations, Inc. Class A (a)	180	11,097
Heritage Insurance Holdings, Inc. (b)	1,598	23,682
Horace Mann Educators Corp.	3,138	140,896
Independence Holding Co.	110	3,949
Kemper Corp.	5,993	482,137
Kingstone Cos., Inc.	1,328	25,232
Kinsale Capital Group, Inc.	1,528	97,578
Lincoln National Corp.	21,193	1,433,918
Loews Corp.	26,286	1,320,346
Security Description	Shares	Value
Markel Corp. (a)	1,359	$ 1,615,158
Marsh & McLennan Cos., Inc.	49,184	4,068,501
MBIA, Inc. (a)	8,869	94,810
Mercury General Corp.	2,926	146,768
MetLife, Inc.	85,526	3,995,775
National General Holdings Corp.	5,863	157,363
National Western Life Group, Inc. Class A	96	30,643
Navigators Group, Inc.	1,657	114,499
Old Republic International Corp.	24,404	546,162
Primerica, Inc.	4,659	561,642
Principal Financial Group, Inc.	27,177	1,592,300
ProAssurance Corp.	5,835	273,953
Progressive Corp.	53,685	3,813,782
Protective Insurance Corp. Class B	158	3,626
Prudential Financial, Inc.	40,852	4,139,125
Reinsurance Group of America, Inc.	6,078	878,636
RLI Corp.	4,371	343,473
Safety Insurance Group, Inc.	1,449	129,830
Selective Insurance Group, Inc.	4,678	297,053
State Auto Financial Corp.	1,436	43,855
Stewart Information Services Corp.	1,672	75,257
Torchmark Corp.	10,556	915,100
Travelers Cos., Inc.	25,926	3,362,862
Trupanion, Inc. (a)	1,578	56,382
United Fire Group, Inc.	1,617	82,095
United Insurance Holdings Corp.	1,668	37,330
Universal Insurance Holdings, Inc.	2,975	144,436
Unum Group	21,638	845,397
White Mountains Insurance Group, Ltd.	64	59,896
WR Berkley Corp.	8,835	706,182
		55,170,981
INTERNET & CATALOG RETAIL — 0.0% (f)
Duluth Holdings, Inc. Class B (a) (b)	1,528	48,071
Overstock.com, Inc. (a) (b)	1,377	38,143
		86,214
INTERACTIVE MEDIA & SERVICES — 2.8%
Actua Corp. (a) (e)	1,285	1,285
Alphabet, Inc. Class A (a)	28,130	33,955,161
ANGI Homeservices, Inc. Class A (a) (b)	4,534	106,458
Care.com, Inc. (a)	1,598	35,332
Cars.com, Inc. (a)	6,124	169,084
Facebook, Inc. Class A (a)	222,739	36,631,656
IAC/InterActiveCorp (a)	6,882	1,491,467
Liberty TripAdvisor Holdings, Inc. Class A (a)	105	1,559
Match Group, Inc. (a) (b)	3,096	179,289
Meet Group, Inc. (a)	7,350	36,383
QuinStreet, Inc. (a)	3,907	53,018
Rhythmone PLC (a)	1,198	3,468
TripAdvisor, Inc. (a)	8,333	425,566
TrueCar, Inc. (a)	84	1,184
Twitter, Inc. (a)	63,499	1,807,182

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
XO Group, Inc. (a)	1,669	$ 57,547
Yelp, Inc. (a)	4,444	218,645
Zillow Group, Inc. Class A (a) (b)	4,581	202,480
		75,376,764
INTERNET & DIRECT MARKETING RETAIL — 3.6%
1-800-Flowers.com, Inc. Class A (a)	2,846	33,583
Amazon.com, Inc. (a)	38,149	76,412,447
Booking Holdings, Inc. (a)	4,556	9,039,104
eBay, Inc. (a)	92,678	3,060,227
Etsy, Inc. (a)	10,601	544,679
Expedia Group, Inc.	11,916	1,554,800
FTD Cos., Inc. (a)	21	55
Gaia, Inc. (a) (b)	1,338	20,605
Groupon, Inc. (a) (b)	46,701	176,063
GrubHub, Inc. (a)	7,514	1,041,591
Lands' End, Inc. (a)	21	368
Leaf Group, Ltd. (a)	1,368	13,680
Liberty Expedia Holdings, Inc. Class A (a)	4,266	200,673
Liquidity Services, Inc. (a)	21	133
MercadoLibre, Inc. (b)	3,893	1,325,450
Nutrisystem, Inc. (b)	3,003	111,261
PetMed Express, Inc. (b)	1,592	52,552
Quotient Technology, Inc. (a)	6,078	94,209
Shutterfly, Inc. (a)	3,148	207,422
Shutterstock, Inc.	119	6,495
Stamps.com, Inc. (a)	1,349	305,144
Wayfair, Inc. Class A (a)	4,637	684,746
		94,885,287
IT SERVICES — 4.5%
Akamai Technologies, Inc. (a)	15,070	1,102,370
Alliance Data Systems Corp.	4,629	1,093,185
Amdocs, Ltd.	14,145	933,287
Automatic Data Processing, Inc.	41,772	6,293,369
Black Knight, Inc. (a)	11,850	615,607
Booz Allen Hamilton Holding Corp.	13,671	678,492
Brightcove, Inc. (a)	3,007	25,259
Broadridge Financial Solutions, Inc.	10,517	1,387,718
CACI International, Inc. Class A (a)	2,515	463,137
Carbonite, Inc. (a)	1,618	57,682
Cardtronics PLC Class A (a)	63	1,993
Cass Information Systems, Inc.	1,363	88,759
Cognizant Technology Solutions Corp. Class A	55,758	4,301,730
Conduent, Inc. (a)	21,546	485,216
Convergys Corp.	9,059	215,061
CoreLogic, Inc. (a)	6,150	303,871
CSG Systems International, Inc.	3,030	121,624
DXC Technology Co.	27,201	2,543,837
Endurance International Group Holdings, Inc. (a)	1,371	12,065
EPAM Systems, Inc. (a)	4,542	625,433
Security Description	Shares	Value
Euronet Worldwide, Inc. (a)	4,571	$ 458,106
Everi Holdings, Inc. (a)	6,002	55,038
EVERTEC, Inc.	84	2,024
ExlService Holdings, Inc. (a)	3,020	199,924
Fidelity National Information Services, Inc.	30,373	3,312,783
First Data Corp. Class A (a)	43,808	1,071,982
Fiserv, Inc. (a)	39,935	3,289,845
FleetCor Technologies, Inc. (a)	8,634	1,967,171
Gartner, Inc. (a)	8,628	1,367,538
Global Payments, Inc.	13,620	1,735,188
GoDaddy, Inc. Class A (a)	10,452	871,592
GTT Communications, Inc. (a) (b)	2,906	126,120
Hackett Group, Inc.	1,668	33,610
Information Services Group, Inc. (a)	2,856	13,652
Internap Corp. (a) (b)	1,575	19,892
International Business Machines Corp.	87,550	13,238,435
Jack Henry & Associates, Inc.	7,524	1,204,442
Leidos Holdings, Inc.	13,660	944,726
Limelight Networks, Inc. (a)	11,496	57,710
LiveRamp Holdings, Inc. (a)	7,466	368,895
ManTech International Corp. Class A	2,876	182,051
Mastercard, Inc. Class A	87,261	19,425,171
MAXIMUS, Inc.	6,012	391,141
MoneyGram International, Inc. (a)	45	241
NIC, Inc.	6,081	89,999
Okta, Inc. (a)	6,353	446,997
Paychex, Inc.	30,398	2,238,813
PayPal Holdings, Inc. (a)	107,638	9,454,922
Perficient, Inc. (a)	3,079	82,055
Perspecta, Inc.	13,455	346,063
PFSweb, Inc. (a)	1,478	10,937
PRGX Global, Inc. (a)	1,568	13,642
Sabre Corp.	19,441	507,021
Science Applications International Corp.	3,911	315,227
ServiceSource International, Inc. (a)	63	180
Square, Inc. Class A (a)	25,814	2,555,844
StarTek, Inc. (a)	1,418	9,387
Sykes Enterprises, Inc. (a)	4,346	132,510
Syntel, Inc. (a)	127	5,204
Teradata Corp. (a)	11,278	425,293
Total System Services, Inc.	16,951	1,673,742
TTEC Holdings, Inc.	1,502	38,902
Twilio, Inc. Class A (a)	5,954	513,711
Unisys Corp. (a) (b)	140	2,856
VeriSign, Inc. (a)	9,108	1,458,373
Virtusa Corp. (a)	2,873	154,309
Visa, Inc. Class A	170,042	25,521,604
Web.com Group, Inc. (a)	4,561	127,252
Western Union Co.	45,065	858,939
WEX, Inc. (a)	4,155	834,158
		119,504,912

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Acushnet Holdings Corp.	1,618	$ 44,382
American Outdoor Brands Corp. (a)	1,457	22,627
Brunswick Corp.	9,122	611,357
Callaway Golf Co.	8,962	217,687
Clarus Corp.	1,628	17,989
Escalade, Inc.	1,358	17,450
Hasbro, Inc.	11,143	1,171,352
Johnson Outdoors, Inc. Class A	180	16,738
Malibu Boats, Inc. Class A (a)	1,578	86,348
Mattel, Inc. (a) (b)	42,240	663,168
MCBC Holdings, Inc. (a)	1,498	53,748
Nautilus, Inc. (a)	173	2,413
Polaris Industries, Inc.	5,931	598,735
Sturm Ruger & Co., Inc.	1,531	105,716
Vista Outdoor, Inc. (a)	84	1,503
		3,631,213
LIFE SCIENCES TOOLS & SERVICES — 0.9%
Accelerate Diagnostics, Inc. (a)	3,156	72,430
Agilent Technologies, Inc.	31,664	2,233,579
Bio-Rad Laboratories, Inc. Class A (a)	215	67,293
Bio-Techne Corp.	3,123	637,436
Bruker Corp.	9,127	305,298
Cambrex Corp. (a)	3,114	212,998
Charles River Laboratories International, Inc. (a)	3,139	422,321
ChromaDex Corp. (a) (b)	2,876	12,338
Codexis, Inc. (a) (b)	3,076	52,753
Enzo Biochem, Inc. (a)	4,404	18,144
Fluidigm Corp. (a)	61	457
Harvard Bioscience, Inc. (a)	2,996	15,729
Illumina, Inc. (a)	13,558	4,976,599
IQVIA Holdings, Inc. (a)	15,809	2,051,060
Luminex Corp.	4,362	132,212
Mettler-Toledo International, Inc. (a)	2,506	1,526,104
NanoString Technologies, Inc. (a)	3,046	54,310
NeoGenomics, Inc. (a)	7,360	112,976
Pacific Biosciences of California, Inc. (a) (b)	11,874	64,238
PerkinElmer, Inc.	10,390	1,010,635
PRA Health Sciences, Inc. (a)	4,467	492,219
Syneos Health, Inc. (a)	1,569	80,882
Thermo Fisher Scientific, Inc.	37,857	9,240,137
Waters Corp. (a)	7,348	1,430,509
		25,222,657
MACHINERY — 2.0%
Actuant Corp. Class A	6,096	170,078
AGCO Corp.	7,175	436,168
Alamo Group, Inc.	1,390	127,338
Albany International Corp. Class A	2,954	234,843
Allison Transmission Holdings, Inc.	13,519	703,123
Security Description	Shares	Value
Altra Industrial Motion Corp.	2,954	$ 122,000
American Railcar Industries, Inc.	1,566	72,193
Astec Industries, Inc.	1,677	84,538
Barnes Group, Inc.	4,338	308,128
Blue Bird Corp. (a) (b)	1,388	34,006
Briggs & Stratton Corp.	4,395	84,516
Caterpillar, Inc.	56,160	8,563,838
Chart Industries, Inc. (a)	1,488	116,555
CIRCOR International, Inc. (b)	1,531	72,723
Colfax Corp. (a)	8,458	304,995
Columbus McKinnon Corp.	1,619	64,015
Commercial Vehicle Group, Inc. (a)	2,826	25,886
Crane Co.	4,540	446,509
Cummins, Inc.	15,008	2,192,219
Deere & Co.	30,295	4,554,247
DMC Global, Inc.	1,418	57,854
Donaldson Co., Inc.	13,334	776,839
Douglas Dynamics, Inc.	1,622	71,206
Dover Corp.	15,107	1,337,423
Eastern Co.	130	3,692
Energy Recovery, Inc. (a) (b)	3,056	27,351
EnPro Industries, Inc.	2,918	212,810
ESCO Technologies, Inc.	2,876	195,712
Evoqua Water Technologies Corp. (a) (b)	6,224	110,663
ExOne Co. (a) (b)	1,368	12,969
Federal Signal Corp.	5,953	159,421
Flowserve Corp.	13,331	729,072
Fortive Corp.	28,728	2,418,898
Franklin Electric Co., Inc.	4,395	207,664
FreightCar America, Inc.	1,407	22,611
Gardner Denver Holdings, Inc. (a)	6,955	197,105
Gencor Industries, Inc. (a)	1,318	15,882
Global Brass & Copper Holdings, Inc.	1,608	59,335
Gorman-Rupp Co.	1,568	57,232
Graco, Inc.	14,837	687,547
Graham Corp.	29	817
Greenbrier Cos., Inc. (b)	2,916	175,252
Harsco Corp. (a)	7,537	215,181
Hillenbrand, Inc.	5,986	313,068
Hurco Cos., Inc.	162	7,306
Hyster-Yale Materials Handling, Inc.	1,365	83,988
IDEX Corp.	7,440	1,120,910
Illinois Tool Works, Inc.	32,251	4,551,261
ITT, Inc.	7,642	468,149
John Bean Technologies Corp.	2,949	351,816
Kadant, Inc.	1,366	147,323
Kennametal, Inc.	7,394	322,083
LB Foster Co. Class A (a)	1,328	27,290
Lincoln Electric Holdings, Inc.	5,922	553,352
Lindsay Corp.	1,449	145,248
Lydall, Inc. (a)	1,521	65,555
Manitex International, Inc. (a)	1,448	15,247
Manitowoc Co., Inc (a)	3,095	74,249
Meritor, Inc. (a)	8,973	173,717
Middleby Corp. (a) (b)	5,404	699,007

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Milacron Holdings Corp. (a)	4,634	$ 93,839
Miller Industries, Inc.	1,368	36,799
Mueller Industries, Inc.	5,866	169,997
Mueller Water Products, Inc. Class A	16,310	187,728
Navistar International Corp. (a)	7,655	294,718
NN, Inc.	1,668	26,021
Nordson Corp.	4,890	679,221
Omega Flex, Inc.	70	4,981
Oshkosh Corp.	7,383	525,965
PACCAR, Inc.	33,492	2,283,820
Parker-Hannifin Corp.	12,880	2,369,018
Park-Ohio Holdings Corp.	132	5,062
Proto Labs, Inc. (a)	1,671	270,284
RBC Bearings, Inc. (a)	1,677	252,154
REV Group, Inc. (b)	1,558	24,461
Rexnord Corp. (a)	10,325	318,010
Snap-on, Inc.	4,669	857,228
Spartan Motors, Inc.	1,608	23,718
SPX Corp. (a)	4,442	147,963
SPX FLOW, Inc. (a)	1,526	79,352
Standex International Corp.	1,449	151,058
Stanley Black & Decker, Inc.	14,846	2,174,048
Sun Hydraulics Corp.	1,667	91,318
Tennant Co.	1,521	115,520
Terex Corp.	7,233	288,669
Timken Co.	6,175	307,824
Titan International, Inc.	5,892	43,719
Toro Co.	7,632	457,691
TriMas Corp. (a)	1,585	48,184
Trinity Industries, Inc.	14,935	547,218
Twin Disc, Inc. (a)	150	3,456
Wabash National Corp.	6,012	109,599
WABCO Holdings, Inc. (a)	4,626	545,590
Wabtec Corp. (b)	8,836	926,720
Watts Water Technologies, Inc. Class A	2,942	244,186
Welbilt, Inc. (a)	14,861	310,298
Woodward, Inc.	6,012	486,130
Xylem, Inc.	16,606	1,326,321
		52,417,911
MARINE — 0.0% (f)
Genco Shipping & Trading, Ltd. (a)	2,866	40,124
Kirby Corp. (a)	4,659	383,203
Matson, Inc.	4,411	174,852
		598,179
MEDIA — 0.6%
AMC Networks, Inc. Class A (a) (b)	4,700	311,798
Beasley Broadcast Group, Inc. Class A	140	966
Cable One, Inc.	276	243,876
CBS Corp. Class B	3,428	196,939
Charter Communications, Inc. Class A (a)	16,472	5,367,895
Clear Channel Outdoor Holdings, Inc. Class A	42	250
Security Description	Shares	Value
Comcast Corp. Class A	27,241	$ 964,604
Daily Journal Corp. (a) (b)	30	7,230
Discovery, Inc. Class A (a) (b)	14,094	451,008
Discovery, Inc. Class C (a)	6,375	188,573
DISH Network Corp. Class A (a)	21,607	772,666
Entercom Communications Corp. Class A (b)	8,231	65,025
Entravision Communications Corp. Class A	7,320	35,868
EW Scripps Co. Class A	6,007	99,116
Gannett Co., Inc.	10,667	106,777
Gray Television, Inc. (a)	6,066	106,155
Hemisphere Media Group, Inc. (a)	1,538	21,455
Interpublic Group of Cos., Inc.	39,349	899,912
John Wiley & Sons, Inc. Class A	1,004	60,842
Lee Enterprises, Inc. (a) (b)	4,484	11,883
Liberty Broadband Corp. Class A (a)	2,938	247,762
Liberty Media Corp.-Liberty SiriusXM Class A (a)	9,151	397,519
Loral Space & Communications, Inc. (a)	88	3,995
Marchex, Inc. Class B	2,986	8,301
MDC Partners, Inc. Class A (a)	109	452
Meredith Corp. (b)	4,330	221,046
MSG Networks, Inc. Class A (a)	5,999	154,774
National CineMedia, Inc.	63	667
New Media Investment Group, Inc.	1,465	22,986
New York Times Co. Class A	11,925	276,064
News Corp. Class B	10,571	143,766
Nexstar Media Group, Inc. Class A	4,388	357,183
Omnicom Group, Inc.	22,195	1,509,704
Scholastic Corp.	2,966	138,483
Sinclair Broadcast Group, Inc. Class A	7,450	211,207
Sirius XM Holdings, Inc. (b)	128,424	811,640
TechTarget, Inc. (a)	2,713	52,686
TEGNA, Inc.	22,263	266,265
Townsquare Media, Inc. Class A	1,318	10,320
Tribune Media Co. Class A	8,107	311,552
tronc, Inc. (a)	1,438	23,483
		15,082,693
METALS & MINING — 0.4%
AK Steel Holding Corp. (a) (b)	28,876	141,492
Alcoa Corp. (a)	17,414	703,526
Allegheny Technologies, Inc. (a) (b)	11,665	344,701
Ampco-Pittsburgh Corp. (a)	1,338	7,894
Carpenter Technology Corp.	4,455	262,622
Century Aluminum Co. (a)	4,673	55,936
Cleveland-Cliffs, Inc. (a) (b)	1,704	21,573
Coeur Mining, Inc. (a)	1,358	7,238
Commercial Metals Co.	14,648	300,577
Compass Minerals International, Inc. (b)	3,060	205,632
Ferroglobe Representation & Warranty Insurance Trust (a) (g)	929	—
Freeport-McMoRan, Inc.	137,556	1,914,780

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Gold Resource Corp.	4,664	$ 23,973
Haynes International, Inc.	1,406	49,913
Hecla Mining Co.	38,410	107,164
Kaiser Aluminum Corp.	1,541	168,061
Materion Corp.	1,585	95,892
McEwen Mining, Inc. (b)	22,599	43,842
Newmont Mining Corp.	51,609	1,558,592
Nucor Corp.	30,682	1,946,773
Olympic Steel, Inc.	1,358	28,341
Reliance Steel & Aluminum Co.	7,142	609,141
Royal Gold, Inc.	6,082	468,679
Ryerson Holding Corp. (a)	1,548	17,492
Schnitzer Steel Industries, Inc. Class A	1,394	37,708
Steel Dynamics, Inc.	19,871	897,970
SunCoke Energy, Inc. (a)	1,643	19,092
Synalloy Corp.	160	3,656
TimkenSteel Corp. (a) (b)	1,384	20,580
United States Steel Corp. (b)	17,100	521,208
Universal Stainless & Alloy Products, Inc. (a)	150	3,827
Warrior Met Coal, Inc.	3,076	83,175
Worthington Industries, Inc.	4,503	195,250
		10,866,300
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.2%
AG Mortgage Investment Trust, Inc. REIT	2,915	52,995
AGNC Investment Corp. REIT	39,233	730,911
Annaly Capital Management, Inc. REIT	113,433	1,160,420
Anworth Mortgage Asset Corp. REIT	8,919	41,295
Apollo Commercial Real Estate Finance, Inc. REIT (b)	10,250	193,417
Arbor Realty Trust, Inc. REIT (b)	4,474	51,361
Ares Commercial Real Estate Corp. REIT	2,856	39,898
ARMOUR Residential REIT, Inc. (b)	1,345	30,195
Blackstone Mortgage Trust, Inc. Class A REIT (b)	8,295	277,965
Capstead Mortgage Corp. REIT	15,007	118,705
Cherry Hill Mortgage Investment Corp. REIT	1,398	25,304
Chimera Investment Corp. REIT	18,182	329,640
Dynex Capital, Inc. REIT	1,368	8,728
Ellington Residential Mortgage REIT (b)	1,388	15,670
Exantas Capital Corp. REIT (b)	42	461
Great Ajax Corp. REIT (b)	1,488	20,252
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	7,429	159,501
Invesco Mortgage Capital, Inc. REIT	12,029	190,299
Ladder Capital Corp. REIT	7,320	124,001
MFA Financial, Inc. REIT	39,446	289,928
Security Description	Shares	Value
New Residential Investment Corp. REIT	30,130	$ 536,917
New York Mortgage Trust, Inc. REIT (b)	10,488	63,767
Orchid Island Capital, Inc. REIT (b)	3,950	28,637
Owens Realty Mortgage, Inc. REIT (b)	1,348	22,768
PennyMac Mortgage Investment Trust REIT	1,355	27,425
Ready Capital Corp.	2,966	49,384
Redwood Trust, Inc. REIT	1,397	22,687
Two Harbors Investment Corp. REIT	23,090	344,734
Western Asset Mortgage Capital Corp. REIT	42	421
		4,957,686
MULTI-UTILITIES — 0.9%
Ameren Corp.	22,597	1,428,582
Avista Corp.	6,201	313,522
Black Hills Corp.	5,860	340,407
CenterPoint Energy, Inc.	40,814	1,128,507
CMS Energy Corp.	27,173	1,331,477
Consolidated Edison, Inc.	28,811	2,195,110
Dominion Energy, Inc.	61,120	4,295,514
DTE Energy Co.	16,617	1,813,413
MDU Resources Group, Inc.	17,976	461,803
NiSource, Inc.	31,830	793,204
NorthWestern Corp.	4,659	273,297
Public Service Enterprise Group, Inc.	46,940	2,477,963
SCANA Corp.	14,312	556,594
Sempra Energy	24,430	2,778,912
Unitil Corp.	1,513	77,012
Vectren Corp.	7,589	542,538
WEC Energy Group, Inc.	30,185	2,015,151
		22,823,006
MULTILINE RETAIL — 0.5%
Big Lots, Inc.	4,615	192,861
Dillard's, Inc. Class A (b)	1,661	126,801
Dollar General Corp.	25,941	2,835,351
Dollar Tree, Inc. (a)	21,546	1,757,076
Fred's, Inc. Class A	42	86
JC Penney Co., Inc. (a) (b)	1,485	2,465
Kohl's Corp. (b)	16,257	1,211,959
Macy's, Inc.	29,961	1,040,545
Nordstrom, Inc. (b)	12,163	727,469
Ollie's Bargain Outlet Holdings, Inc. (a)	4,531	435,429
Sears Holdings Corp. (a) (b)	42	41
Target Corp.	52,613	4,640,993
Tuesday Morning Corp. (a) (b)	4,354	13,933
		12,985,009
OIL, GAS & CONSUMABLE FUELS — 5.2%
Abraxas Petroleum Corp. (a)	14,534	33,864
Adams Resources & Energy, Inc.	44	1,868
Anadarko Petroleum Corp.	50,470	3,402,183

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Andeavor	14,054	$ 2,157,289
Antero Resources Corp. (a)	22,883	405,258
Apache Corp.	37,283	1,777,281
Approach Resources, Inc. (a) (b)	4,384	9,776
Arch Coal, Inc. Class A	1,897	169,592
Bonanza Creek Energy, Inc. (a)	1,588	47,291
Cabot Oil & Gas Corp.	44,113	993,425
California Resources Corp. (a)	157	7,619
Callon Petroleum Co. (a) (b)	19,806	237,474
Carrizo Oil & Gas, Inc. (a)	8,859	223,247
Centennial Resource Development, Inc. Class A (a) (b)	12,068	263,686
Cheniere Energy, Inc. (a)	23,272	1,617,171
Chesapeake Energy Corp. (a) (b)	83,843	376,455
Chevron Corp.	181,623	22,208,860
Cimarex Energy Co.	9,101	845,847
Clean Energy Fuels Corp. (a)	84	218
Cloud Peak Energy, Inc. (a)	5,932	13,644
Concho Resources, Inc. (a)	18,696	2,855,814
ConocoPhillips	110,817	8,577,236
CONSOL Energy, Inc. (a)	2,997	122,307
CVR Energy, Inc.	7,598	305,591
Delek US Holdings, Inc.	7,832	332,312
Denbury Resources, Inc. (a)	1,569	9,728
Devon Energy Corp.	49,687	1,984,499
Diamondback Energy, Inc. (b)	9,364	1,265,919
Dorian LPG, Ltd. (a)	3,051	24,316
Enbridge Energy Management LLC (a) (b)	8,333	90,996
Energen Corp. (a)	9,263	798,193
EOG Resources, Inc.	55,780	7,115,854
EQT Corp.	24,460	1,081,866
Evolution Petroleum Corp.	2,986	32,995
Extraction Oil & Gas, Inc. (a)	11,847	133,753
Exxon Mobil Corp.	399,097	33,931,227
Gran Tierra Energy, Inc. (a)	35,630	136,107
Green Plains, Inc. (b)	4,395	75,594
Gulfport Energy Corp. (a)	1,668	17,364
Halcon Resources Corp. (a) (b)	14,950	66,826
Hallador Energy Co.	1,478	9,193
Hess Corp.	27,731	1,984,985
HighPoint Resources Corp. (a) (b)	7,414	36,180
HollyFrontier Corp.	17,142	1,198,226
International Seaways, Inc. (a)	2,906	58,178
Kinder Morgan, Inc.	178,331	3,161,809
Laredo Petroleum, Inc. (a)	18,439	150,647
Lilis Energy, Inc. (a)	2,956	14,484
Marathon Oil Corp.	83,771	1,950,189
Marathon Petroleum Corp.	45,911	3,671,503
Matador Resources Co. (a) (b)	9,135	301,912
Midstates Petroleum Co., Inc. (a)	2,846	25,358
Murphy Oil Corp.	16,316	543,975
NACCO Industries, Inc. Class A	145	4,749
Newfield Exploration Co. (a)	19,902	573,775
Noble Energy, Inc.	48,030	1,498,056
Oasis Petroleum, Inc. (a)	26,651	377,911
Occidental Petroleum Corp.	72,340	5,944,178
ONEOK, Inc.	37,825	2,564,157
Security Description	Shares	Value
Pacific Ethanol, Inc. (a)	4,544	$ 8,634
Panhandle Oil and Gas, Inc. Class A	4,384	80,885
Par Pacific Holdings, Inc. (a)	4,434	90,454
Parsley Energy, Inc. Class A (a)	23,887	698,695
PBF Energy, Inc. Class A	10,354	516,768
PDC Energy, Inc. (a)	6,133	300,272
Peabody Energy Corp.	11,648	415,135
Penn Virginia Corp. (a)	1,448	116,622
Phillips 66	45,323	5,108,808
Pioneer Natural Resources Co.	16,305	2,840,168
QEP Resources, Inc. (a)	22,008	249,130
Range Resources Corp. (b)	23,021	391,127
Renewable Energy Group, Inc. (a) (b)	3,150	90,720
Resolute Energy Corp. (a) (b)	1,578	59,664
REX American Resources Corp. (a) (b)	142	10,728
Ring Energy, Inc. (a)	5,912	58,588
Sanchez Energy Corp. (a) (b)	63	145
SandRidge Energy, Inc. (a)	3,006	32,675
SemGroup Corp. Class A	167	3,682
SilverBow Resources, Inc. (a)	1,378	36,751
SM Energy Co. (b)	10,468	330,056
Southwestern Energy Co. (a)	54,584	278,924
SRC Energy, Inc. (a) (b)	25,776	229,149
Talos Energy, Inc. (a)	1,618	53,103
Targa Resources Corp.	20,457	1,151,934
Tellurian, Inc. (a) (b)	6,012	53,928
Uranium Energy Corp. (a)	16,113	27,714
Valero Energy Corp.	41,862	4,761,802
W&T Offshore, Inc. (a)	8,958	86,355
Whiting Petroleum Corp. (a)	8,549	453,439
Williams Cos., Inc.	79,271	2,155,378
World Fuel Services Corp.	84	2,325
WPX Energy, Inc. (a)	37,576	756,029
Zion Oil & Gas, Inc. (a) (b)	6,032	7,721
		139,277,518
PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade Co.	3,145	115,736
Clearwater Paper Corp. (a)	21	624
Domtar Corp.	6,038	315,002
KapStone Paper and Packaging Corp.	7,266	246,390
Louisiana-Pacific Corp.	13,591	360,026
Mercer International, Inc.	3,056	51,341
Neenah, Inc.	1,529	131,953
PH Glatfelter Co.	4,441	84,867
Resolute Forest Products, Inc. (a)	7,410	95,959
Schweitzer-Mauduit International, Inc.	2,980	114,164
Verso Corp. Class A (a)	1,663	55,993
		1,572,055
PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. (a)	42,225	92,895
Coty, Inc. Class A (b)	45,346	569,546
Edgewell Personal Care Co. (a)	4,877	225,464

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
elf Beauty, Inc. (a) (b)	1,618	$ 20,597
Estee Lauder Cos., Inc. Class A	20,934	3,042,129
Herbalife Nutrition, Ltd. (a)	14,510	791,520
Inter Parfums, Inc.	1,509	97,255
Medifast, Inc.	1,446	320,361
Natural Health Trends Corp. (b)	1,328	30,916
Nu Skin Enterprises, Inc. Class A	4,659	383,995
USANA Health Sciences, Inc. (a)	1,525	183,839
		5,758,517
PHARMACEUTICALS — 4.1%
AcelRx Pharmaceuticals, Inc. (a)	8,299	31,951
Aclaris Therapeutics, Inc. (a) (b)	1,598	23,203
Adamis Pharmaceuticals Corp. (a) (b)	2,866	10,031
Aerie Pharmaceuticals, Inc. (a)	2,987	183,850
Akorn, Inc. (a)	9,054	117,521
Amneal Pharmaceuticals, Inc. (a)	7,380	163,762
Amphastar Pharmaceuticals, Inc. (a)	3,046	58,605
ANI Pharmaceuticals, Inc. (a)	180	10,177
Aratana Therapeutics, Inc. (a)	4,384	25,603
Assembly Biosciences, Inc. (a)	1,508	56,007
Assertio Therapeutics, Inc. (a)	63	370
BioDelivery Sciences International, Inc. (a) (b)	4,554	12,751
Bristol-Myers Squibb Co.	154,149	9,569,570
Catalent, Inc. (a)	12,149	553,387
Clearside Biomedical, Inc. (a)	1,598	9,828
Collegium Pharmaceutical, Inc. (a) (b)	1,538	22,670
Corcept Therapeutics, Inc. (a)	10,675	149,663
Corium International, Inc. (a) (b)	2,966	28,207
Cumberland Pharmaceuticals, Inc. (a)	1,348	7,697
Cymabay Therapeutics, Inc. (a)	3,116	34,525
Dermira, Inc. (a)	10,217	111,365
Durect Corp. (a)	30,321	33,353
Eli Lilly & Co.	91,165	9,782,916
Innoviva, Inc. (a)	1,360	20,726
Intersect ENT, Inc. (a)	2,926	84,123
Intra-Cellular Therapies, Inc. (a)	4,362	94,655
Johnson & Johnson	253,067	34,966,267
Lannett Co., Inc. (a) (b)	1,659	7,880
Marinus Pharmaceuticals, Inc. (a) (b)	2,926	29,260
Medicines Co. (a) (b)	11,690	349,648
Melinta Therapeutics, Inc. (a)	21	83
Merck & Co., Inc.	254,470	18,052,102
Mylan NV (a)	45,161	1,652,893
MyoKardia, Inc. (a) (b)	1,668	108,754
Nektar Therapeutics (a)	15,302	932,810
Neos Therapeutics, Inc. (a) (b)	1,548	7,508
Ocular Therapeutix, Inc. (a)	1,668	11,476
Omeros Corp. (a) (b)	6,128	149,584
Pacira Pharmaceuticals, Inc. (a)	4,471	219,750
Paratek Pharmaceuticals, Inc. (a) (b)	1,721	16,694
Pfizer, Inc.	561,135	24,729,219
Security Description	Shares	Value
Phibro Animal Health Corp. Class A	1,599	$ 68,597
Prestige Consumer Healthcare, Inc. (a) (b)	4,957	187,821
Reata Pharmaceuticals, Inc. Class A (a)	1,478	120,841
Revance Therapeutics, Inc. (a)	2,827	70,251
Strongbridge Biopharma PLC (a)	2,836	13,755
Supernus Pharmaceuticals, Inc. (a)	4,551	229,143
Teligent, Inc. (a) (b)	31,504	124,441
Tetraphase Pharmaceuticals, Inc. (a)	42	116
TherapeuticsMD, Inc. (a) (b)	25,982	170,442
Zoetis, Inc.	47,226	4,324,013
Zogenix, Inc. (a) (b)	1,598	79,261
Zynerba Pharmaceuticals, Inc. (a)	1,328	10,836
		107,829,961
PROFESSIONAL SERVICES — 0.4%
Acacia Research Corp. (a)	124	397
ASGN, Inc. (a)	4,485	354,001
Barrett Business Services, Inc.	162	10,818
BG Staffing, Inc.	160	4,352
CBIZ, Inc. (a)	3,101	73,494
CoStar Group, Inc. (a)	3,043	1,280,616
CRA International, Inc.	169	8,487
Dun & Bradstreet Corp.	3,146	448,337
Equifax, Inc.	11,969	1,562,792
Exponent, Inc.	5,750	308,200
Forrester Research, Inc.	1,446	66,371
Franklin Covey Co. (a)	1,368	32,353
FTI Consulting, Inc. (a)	3,138	229,670
GP Strategies Corp. (a)	1,518	25,578
Heidrick & Struggles International, Inc.	2,843	96,202
Hill International, Inc. (a)	99	406
Huron Consulting Group, Inc. (a)	99	4,891
ICF International, Inc.	1,551	117,023
InnerWorkings, Inc. (a)	4,525	35,838
Insperity, Inc.	4,233	499,282
Kelly Services, Inc. Class A	1,677	40,298
Kforce, Inc.	1,667	62,679
Korn/Ferry International	4,581	225,569
ManpowerGroup, Inc.	6,139	527,709
Mistras Group, Inc. (a)	1,516	32,852
Navigant Consulting, Inc.	4,591	105,869
Nielsen Holdings PLC	34,570	956,206
Reis, Inc.	1,328	30,544
Resources Connection, Inc.	2,866	47,576
Robert Half International, Inc.	12,145	854,765
TransUnion	17,623	1,296,700
TriNet Group, Inc. (a)	4,345	244,710
TrueBlue, Inc. (a)	4,316	112,432
Verisk Analytics, Inc. (a)	15,772	1,901,315
WageWorks, Inc. (a)	4,391	187,715
Willdan Group, Inc. (a)	1,318	44,759
		11,830,806

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	31,766	$ 1,400,881
Consolidated-Tomoka Land Co.	162	10,090
FRP Holdings, Inc. (a)	172	10,681
HFF, Inc. Class A	3,070	130,414
Howard Hughes Corp. (a)	3,178	394,771
Jones Lang LaSalle, Inc.	4,501	649,584
Kennedy-Wilson Holdings, Inc.	10,601	227,922
Marcus & Millichap, Inc. (a)	131	4,547
Maui Land & Pineapple Co., Inc. (a)	130	1,664
RE/MAX Holdings, Inc. Class A	1,781	78,987
Realogy Holdings Corp. (b)	11,942	246,483
RMR Group, Inc. Class A	129	11,971
St. Joe Co. (a) (b)	7,394	124,219
Stratus Properties, Inc. (a)	150	4,590
Tejon Ranch Co. (a)	4,099	88,989
		3,385,793
ROAD & RAIL — 1.1%
AMERCO	1,117	398,378
ArcBest Corp.	2,858	138,756
Avis Budget Group, Inc. (a) (b)	7,682	246,900
Covenant Transportation Group, Inc. Class A (a)	1,398	40,626
CSX Corp.	85,822	6,355,119
Daseke, Inc. (a)	1,618	12,976
Genesee & Wyoming, Inc. Class A (a)	5,998	545,758
Heartland Express, Inc.	4,555	89,870
Hertz Global Holdings, Inc. (a)	1,377	22,486
JB Hunt Transport Services, Inc.	8,515	1,012,774
Kansas City Southern	10,009	1,133,820
Knight-Swift Transportation Holdings, Inc. (b)	11,748	405,071
Landstar System, Inc.	4,386	535,092
Marten Transport, Ltd.	3,178	66,897
Norfolk Southern Corp.	28,729	5,185,585
Old Dominion Freight Line, Inc.	6,086	981,428
PAM Transportation Services, Inc. (a)	40	2,604
Ryder System, Inc.	4,671	341,310
Saia, Inc. (a)	2,876	219,870
Schneider National, Inc. Class B	7,155	178,732
Union Pacific Corp.	73,087	11,900,756
Universal Logistics Holdings, Inc.	180	6,624
USA Truck, Inc. (a)	140	2,832
Werner Enterprises, Inc.	4,465	157,838
YRC Worldwide, Inc. (a)	182	1,634
		29,983,736
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Adesto Technologies Corp. (a) (b)	1,428	8,497
Advanced Energy Industries, Inc. (a)	3,058	157,946
Advanced Micro Devices, Inc. (a) (b)	91,593	2,829,308
Security Description	Shares	Value
Alpha & Omega Semiconductor, Ltd. (a)	1,538	$ 17,887
Ambarella, Inc. (a) (b)	3,063	118,477
Amkor Technology, Inc. (a)	14,223	105,108
Amtech Systems, Inc. (a)	1,358	7,252
Analog Devices, Inc.	34,975	3,233,788
Applied Materials, Inc.	99,294	3,837,713
Axcelis Technologies, Inc. (a)	1,671	32,835
AXT, Inc. (a)	3,116	22,279
Broadcom, Inc.	38,783	9,568,930
Brooks Automation, Inc.	4,574	160,227
Cabot Microelectronics Corp.	1,617	166,826
CEVA, Inc. (a)	1,585	45,569
Cirrus Logic, Inc. (a)	6,036	232,990
Cohu, Inc.	2,886	72,439
Cree, Inc. (a) (b)	9,006	341,057
CyberOptics Corp. (a) (b)	1,318	26,624
Cypress Semiconductor Corp.	30,342	439,656
Diodes, Inc. (a)	2,962	98,605
DSP Group, Inc. (a)	1,618	19,254
Entegris, Inc.	12,105	350,440
Everspin Technologies, Inc. (a) (b)	1,338	10,276
First Solar, Inc. (a)	7,444	360,438
FormFactor, Inc. (a)	6,152	84,590
GSI Technology, Inc. (a)	1,468	10,129
Ichor Holdings, Ltd. (a) (b)	1,508	30,793
Impinj, Inc. (a) (b)	1,558	38,670
Inphi Corp. (a) (b)	4,554	172,961
Integrated Device Technology, Inc. (a)	11,978	563,086
Intel Corp.	441,835	20,894,377
KLA-Tencor Corp.	14,945	1,520,056
Kopin Corp. (a) (b)	7,386	17,874
Kulicke & Soffa Industries, Inc.	6,082	144,995
Lam Research Corp.	15,462	2,345,585
Lattice Semiconductor Corp. (a)	10,396	83,168
MACOM Technology Solutions Holdings, Inc. (a) (b)	4,597	94,698
MagnaChip Semiconductor Corp. (a) (b)	3,086	30,551
Marvell Technology Group, Ltd.	13,865	267,594
Maxim Integrated Products, Inc.	25,776	1,453,509
MaxLinear, Inc. (a) (b)	6,404	127,311
Mellanox Technologies, Ltd. (a)	4,393	322,666
Microchip Technology, Inc. (b)	21,912	1,729,076
Micron Technology, Inc. (a)	105,558	4,774,388
MKS Instruments, Inc.	4,421	354,343
Monolithic Power Systems, Inc.	3,042	381,862
Nanometrics, Inc. (a)	1,607	60,295
NeoPhotonics Corp. (a)	2,936	24,369
NVE Corp.	92	9,741
NVIDIA Corp.	52,238	14,679,923
ON Semiconductor Corp. (a)	40,727	750,599
PDF Solutions, Inc. (a) (b)	2,897	26,160
Photronics, Inc. (a)	6,044	59,533
Pixelworks, Inc. (a)	2,836	12,790
Power Integrations, Inc.	2,944	186,061
Qorvo, Inc. (a)	12,221	939,673

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
QUALCOMM, Inc. (b)	132,946	$ 9,576,100
QuickLogic Corp. (a) (b)	7,650	7,650
Rambus, Inc. (a)	6,044	65,940
Rudolph Technologies, Inc. (a)	2,939	71,858
Semtech Corp. (a)	6,012	334,267
Sigma Designs, Inc.	82	12
Silicon Laboratories, Inc. (a)	3,123	286,691
Skyworks Solutions, Inc.	17,645	1,600,578
SolarEdge Technologies, Inc. (a) (b)	2,986	112,423
SunPower Corp. (a) (b)	42	307
Synaptics, Inc. (a)	42	1,916
Teradyne, Inc.	16,550	612,019
Texas Instruments, Inc.	92,419	9,915,634
Ultra Clean Holdings, Inc. (a) (b)	3,096	38,855
Universal Display Corp. (b)	4,346	512,393
Veeco Instruments, Inc. (a)	63	646
Versum Materials, Inc.	8,878	319,697
Xcerra Corp. (a)	3,172	45,264
Xilinx, Inc.	23,687	1,898,987
Xperi Corp.	63	936
		99,858,020
SOFTWARE — 6.4%
2U, Inc. (a)	4,474	336,400
8x8, Inc. (a)	9,074	192,822
A10 Networks, Inc. (a)	4,544	27,628
ACI Worldwide, Inc. (a)	10,484	295,020
Adobe Systems, Inc. (a)	46,292	12,496,525
Agilysys, Inc. (a)	1,638	26,699
Alarm.com Holdings, Inc. (a)	1,638	94,021
Alteryx, Inc. Class A (a) (b)	1,328	75,975
Amber Road, Inc. (a)	1,638	15,758
American Software, Inc. Class A	4,400	53,372
ANSYS, Inc. (a)	8,199	1,530,589
Apptio, Inc. Class A (a)	1,628	60,171
Aspen Technology, Inc. (a)	7,102	808,989
Asure Software, Inc. (a) (b)	1,398	17,363
Autodesk, Inc. (a)	19,910	3,108,150
Avaya Holdings Corp. (a)	10,317	228,418
Benefitfocus, Inc. (a)	42	1,699
Blackbaud, Inc.	4,395	446,005
Blackline, Inc. (a)	2,846	160,714
Bottomline Technologies DE, Inc. (a)	3,158	229,618
Box, Inc. Class A (a) (b)	8,961	214,257
CA, Inc.	31,887	1,407,811
Cadence Design Systems, Inc. (a)	25,287	1,146,007
CDK Global, Inc.	12,063	754,661
ChannelAdvisor Corp. (a)	84	1,046
Citrix Systems, Inc. (a)	13,126	1,459,086
Cloudera, Inc. (a)	7,244	127,857
CommVault Systems, Inc. (a)	4,585	320,950
Cornerstone OnDemand, Inc. (a)	6,104	346,402
Coupa Software, Inc. (a)	2,936	232,238
Datawatch Corp. (a)	1,358	15,821
Dell Technologies, Inc. Class V (a)	18,001	1,748,257
Digimarc Corp. (a) (b)	1,388	43,653
Ebix, Inc. (b)	2,348	185,844
Security Description	Shares	Value
Ellie Mae, Inc. (a) (b)	3,006	$ 284,879
Envestnet, Inc. (a)	4,414	269,033
Everbridge, Inc. (a)	1,628	93,838
Fair Isaac Corp. (a)	3,042	695,249
FireEye, Inc. (a) (b)	16,877	286,909
Five9, Inc. (a)	4,647	203,027
Fortinet, Inc. (a)	13,377	1,234,296
Guidewire Software, Inc. (a)	7,456	753,131
Hortonworks, Inc. (a)	4,514	102,964
HubSpot, Inc. (a)	3,285	495,871
Imperva, Inc. (a)	3,015	140,047
Instructure, Inc. (a)	1,578	55,861
Intuit, Inc.	23,115	5,256,351
j2 Global, Inc.	4,505	373,239
LivePerson, Inc. (a)	3,027	78,551
LogMeIn, Inc.	4,550	405,405
Manhattan Associates, Inc. (a)	6,215	339,339
Microsoft Corp.	716,432	81,938,328
MicroStrategy, Inc. Class A (a)	55	7,734
MINDBODY, Inc. Class A (a) (b)	2,926	118,942
Mitek Systems, Inc. (a)	3,026	21,333
MobileIron, Inc. (a)	5,862	31,069
Model N, Inc. (a)	1,638	25,962
Monotype Imaging Holdings, Inc.	3,138	63,388
New Relic, Inc. (a)	3,117	293,715
Nuance Communications, Inc. (a)	28,832	499,370
Nutanix, Inc. Class A (a)	10,445	446,210
OneSpan, Inc. (a)	2,965	56,483
Oracle Corp.	279,525	14,412,309
Park City Group, Inc. (a) (b)	1,468	14,827
Paycom Software, Inc. (a) (b)	4,533	704,474
Paylocity Holding Corp. (a)	1,670	134,134
Pegasystems, Inc.	2,863	179,224
Progress Software Corp.	4,568	161,205
Proofpoint, Inc. (a)	4,372	464,875
PROS Holdings, Inc. (a)	2,870	100,507
PTC, Inc. (a)	10,585	1,124,021
Q2 Holdings, Inc. (a)	3,047	184,496
Qualys, Inc. (a)	3,161	281,645
Rapid7, Inc. (a)	1,568	57,891
RealNetworks, Inc. (a)	1,588	4,669
RealPage, Inc. (a)	6,060	399,354
Red Hat, Inc. (a)	16,168	2,203,375
RingCentral, Inc. Class A (a)	5,982	556,625
salesforce.com, Inc. (a)	65,595	10,431,573
ServiceNow, Inc. (a)	16,342	3,196,985
Seven Stars Cloud Group, Inc. (a)	3,018	11,438
Splunk, Inc. (a)	13,488	1,630,834
SPS Commerce, Inc. (a)	42	4,168
SS&C Technologies Holdings, Inc.	17,144	974,293
Symantec Corp.	59,457	1,265,245
Synopsys, Inc. (a)	14,260	1,406,179
Tableau Software, Inc. Class A (a)	5,904	659,713
Telaria, Inc. (a)	1,628	6,170
Telenav, Inc. (a)	3,066	15,483
TiVo Corp.	1,380	17,181
Trade Desk, Inc. Class A (a)	2,886	435,526
Tyler Technologies, Inc. (a)	3,016	739,101

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Ultimate Software Group, Inc. (a)	2,924	$ 942,084
Varonis Systems, Inc. (a)	2,777	203,415
Verint Systems, Inc. (a)	5,979	299,548
VirnetX Holding Corp. (a) (b)	138	642
VMware, Inc. Class A (a)	6,091	950,561
Workday, Inc. Class A (a)	13,264	1,936,279
Workiva, Inc. (a)	1,598	63,121
Zendesk, Inc. (a)	9,107	646,597
Zix Corp. (a)	4,606	25,563
		169,625,680
SPECIALTY RETAIL — 2.4%
Aaron's, Inc.	7,376	401,697
Abercrombie & Fitch Co. Class A	199	4,203
Advance Auto Parts, Inc.	7,342	1,235,879
American Eagle Outfitters, Inc.	16,550	410,937
America's Car-Mart, Inc. (a)	172	13,450
Asbury Automotive Group, Inc. (a)	1,955	134,406
Ascena Retail Group, Inc. (a)	189	864
At Home Group, Inc. (a)	3,046	96,040
AutoNation, Inc. (a)	8,894	369,546
AutoZone, Inc. (a)	2,690	2,086,633
Barnes & Noble Education, Inc. (a)	21	121
Barnes & Noble, Inc.	5,877	34,087
Bed Bath & Beyond, Inc. (b)	12,907	193,605
Best Buy Co., Inc.	24,588	1,951,304
Big 5 Sporting Goods Corp. (b)	21	107
Boot Barn Holdings, Inc. (a)	1,438	40,854
Buckle, Inc. (b)	127	2,927
Build-A-Bear Workshop, Inc. (a)	1,508	13,647
Burlington Stores, Inc. (a)	6,337	1,032,424
Caleres, Inc.	4,381	157,103
Camping World Holdings, Inc. Class A (b)	1,638	34,922
CarMax, Inc. (a)	17,520	1,308,218
Cato Corp. Class A	3,473	73,002
Chico's FAS, Inc.	189	1,639
Children's Place, Inc. (b)	1,627	207,931
Citi Trends, Inc.	1,430	41,141
Conn's, Inc. (a)	184	6,504
Container Store Group, Inc. (a)	1,548	17,183
Dick's Sporting Goods, Inc.	7,381	261,878
DSW, Inc. Class A	7,424	251,525
Express, Inc. (a)	1,342	14,843
Five Below, Inc. (a)	4,648	604,519
Floor & Decor Holdings, Inc. Class A (a)	6,855	206,815
Foot Locker, Inc.	9,756	497,361
Francesca's Holdings Corp. (a) (b)	42	156
GameStop Corp. Class A (b)	147	2,245
Gap, Inc.	21,837	629,997
Genesco, Inc. (a)	21	989
GNC Holdings, Inc. Class A (a)	105	435
Group 1 Automotive, Inc.	1,627	105,592
Guess?, Inc.	1,449	32,747
Haverty Furniture Cos., Inc.	1,592	35,183
Hibbett Sports, Inc. (a) (b)	42	790
Home Depot, Inc.	109,143	22,608,972
J. Jill, Inc. (a)	2,886	17,835
Security Description	Shares	Value
Kirkland's, Inc. (a)	58	$ 585
L Brands, Inc.	22,959	695,658
Lithia Motors, Inc. Class A (b)	2,845	232,323
Lowe's Cos., Inc.	78,480	9,011,074
Lumber Liquidators Holdings, Inc. (a)	99	1,534
MarineMax, Inc. (a)	1,669	35,466
Michaels Cos., Inc. (a)	10,526	170,837
Monro, Inc. (b)	3,140	218,544
Murphy USA, Inc. (a)	4,244	362,692
New York & Co., Inc. (a)	2,906	11,217
Office Depot, Inc.	2,991	9,601
O'Reilly Automotive, Inc. (a)	7,846	2,725,073
Penske Automotive Group, Inc.	3,123	147,999
Pier 1 Imports, Inc. (b)	105	158
Rent-A-Center, Inc. (a)	170	2,445
RH (a) (b)	1,402	183,676
Ross Stores, Inc.	36,043	3,571,861
Sally Beauty Holdings, Inc. (a) (b)	11,637	214,004
Shoe Carnival, Inc.	1,436	55,286
Sleep Number Corp. (a)	4,659	171,358
Sonic Automotive, Inc. Class A (b)	3,138	60,720
Sportsman's Warehouse Holdings, Inc. (a)	3,951	23,113
Tailored Brands, Inc.	1,338	33,704
Tiffany & Co.	11,895	1,534,098
Tile Shop Holdings, Inc.	21	150
Tilly's, Inc. Class A	1,408	26,682
TJX Cos., Inc.	60,929	6,825,267
Tractor Supply Co.	11,917	1,083,017
TravelCenters of America LLC (a)	2,996	17,077
Ulta Salon Cosmetics & Fragrance, Inc. (a)	5,601	1,580,154
Urban Outfitters, Inc. (a)	7,036	287,772
Vitamin Shoppe, Inc. (a)	42	420
Williams-Sonoma, Inc. (b)	7,590	498,815
Winmark Corp.	60	9,960
Zumiez, Inc. (a)	94	2,477
		64,947,073
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.5%
3D Systems Corp. (a)	126	2,381
Apple, Inc.	478,689	108,059,255
Avid Technology, Inc. (a)	3,156	18,715
Cray, Inc. (a)	42	903
Diebold Nixdorf, Inc. (b)	7,304	32,868
Eastman Kodak Co. (a) (b)	4,314	13,373
Electronics For Imaging, Inc. (a)	4,515	153,871
Hewlett Packard Enterprise Co.	150,970	2,462,321
HP, Inc.	158,661	4,088,694
Immersion Corp. (a)	21	222
Intevac, Inc. (a)	1,628	8,466
NCR Corp. (a)	11,776	334,556
NetApp, Inc.	25,959	2,229,619
Pure Storage, Inc. Class A (a)	8,940	231,993
Quantum Corp. (a)	3,086	7,406
Stratasys, Ltd. (a)	63	1,456
Super Micro Computer, Inc. (a)	6	124

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
USA Technologies, Inc. (a)	4,454	$ 32,069
Western Digital Corp.	27,461	1,607,567
Xerox Corp.	23,830	642,933
		119,928,792
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Carter's, Inc.	4,497	443,404
Columbia Sportswear Co.	2,954	274,929
Crocs, Inc. (a)	7,675	163,401
Culp, Inc.	1,378	33,347
Deckers Outdoor Corp. (a)	3,052	361,906
Delta Apparel, Inc. (a)	140	2,491
Fossil Group, Inc. (a) (b)	63	1,467
G-III Apparel Group, Ltd. (a)	4,430	213,482
Hanesbrands, Inc. (b)	34,802	641,401
Lakeland Industries, Inc. (a)	150	1,995
Lululemon Athletica, Inc. (a)	9,375	1,523,344
Movado Group, Inc.	1,509	63,227
NIKE, Inc. Class B	120,051	10,170,721
Oxford Industries, Inc.	1,509	136,112
Perry Ellis International, Inc. (a)	1,427	39,000
PVH Corp.	7,449	1,075,635
Ralph Lauren Corp.	5,275	725,576
Sequential Brands Group, Inc. (a) (b)	4,364	7,288
Skechers U.S.A., Inc. Class A (a)	10,589	295,751
Steven Madden, Ltd.	5,759	304,651
Superior Group of Cos., Inc.	180	3,424
Tapestry, Inc.	27,453	1,380,062
Under Armour, Inc. Class A (a) (b)	17,182	364,602
Unifi, Inc. (a)	1,506	42,665
Vera Bradley, Inc. (a)	21	320
VF Corp.	37,179	3,474,377
Wolverine World Wide, Inc.	8,999	351,411
		22,095,989
THRIFTS & MORTGAGE FINANCE — 0.2%
Axos Financial, Inc. (a) (b)	6,084	209,229
Beneficial Bancorp, Inc.	5,976	100,994
Capitol Federal Financial, Inc.	13,397	170,678
Dime Community Bancshares, Inc.	2,999	53,532
ESSA Bancorp, Inc.	1,348	21,918
Federal Agricultural Mortgage Corp. Class C	158	11,404
First Defiance Financial Corp.	2,692	81,056
Flagstar Bancorp, Inc. (a)	1,592	50,100
Home Bancorp, Inc.	130	5,652
HomeStreet, Inc. (a)	2,838	75,207
Impac Mortgage Holdings, Inc. (a) (b)	1,428	10,696
Kearny Financial Corp.	9,119	126,298
LendingTree, Inc. (a) (b)	950	218,595
Meridian Bancorp, Inc.	4,604	78,268
Meta Financial Group, Inc.	180	14,877
MGIC Investment Corp. (a)	37,515	499,325
New York Community Bancorp, Inc.	48,154	499,357
NMI Holdings, Inc. Class A (a)	4,514	102,242
Security Description	Shares	Value
Northfield Bancorp, Inc.	4,659	$ 74,171
Northwest Bancshares, Inc.	9,033	156,452
OceanFirst Financial Corp.	3,458	94,127
Ocwen Financial Corp. (a)	3,013	11,871
Oritani Financial Corp.	4,395	68,342
PennyMac Financial Services, Inc. Class A	1,621	33,879
PHH Corp. (a)	63	692
Provident Financial Holdings, Inc.	130	2,379
Provident Financial Services, Inc.	5,923	145,410
Prudential Bancorp, Inc.	1,318	22,815
Radian Group, Inc.	18,456	381,486
Riverview Bancorp, Inc.	1,588	14,038
SI Financial Group, Inc.	1,388	19,432
Southern Missouri Bancorp, Inc.	150	5,590
Territorial Bancorp, Inc.	158	4,669
Timberland Bancorp, Inc.	130	4,061
TrustCo Bank Corp. NY	8,936	75,956
United Community Financial Corp.	4,484	43,360
United Financial Bancorp, Inc.	5,465	91,976
Walker & Dunlop, Inc.	2,887	152,665
Washington Federal, Inc.	9,059	289,888
Waterstone Financial, Inc.	1,668	28,606
Western New England Bancorp, Inc.	2,916	31,493
WMIH Corp. (a)	1,150	1,599
WSFS Financial Corp.	2,972	140,130
		4,224,515
TOBACCO — 0.9%
22nd Century Group, Inc. (a) (b)	8,908	25,031
Altria Group, Inc.	178,997	10,795,309
Philip Morris International, Inc.	146,377	11,935,581
Turning Point Brands, Inc.	1,518	62,936
Universal Corp.	2,876	186,940
Vector Group, Ltd. (b)	9,577	131,972
		23,137,769
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Air Lease Corp.	9,063	415,810
Aircastle, Ltd.	6,012	131,723
Applied Industrial Technologies, Inc.	3,911	306,036
Beacon Roofing Supply, Inc. (a)	6,039	218,551
BMC Stock Holdings, Inc. (a)	6,072	113,243
CAI International, Inc. (a)	1,440	32,933
DXP Enterprises, Inc. (a)	29	1,162
Fastenal Co. (b)	27,263	1,581,799
Foundation Building Materials, Inc. (a)	1,558	19,428
GATX Corp.	4,405	381,429
General Finance Corp. (a) (b)	1,388	22,139
GMS, Inc. (a)	2,926	67,883
H&E Equipment Services, Inc.	2,985	112,773
HD Supply Holdings, Inc. (a)	18,009	770,605
Herc Holdings, Inc. (a)	2,977	152,422
Huttig Building Products, Inc. (a)	1,638	6,912
Kaman Corp.	2,900	193,662

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Lawson Products, Inc. (a)	150	$ 5,085
MRC Global, Inc. (a)	1,397	26,222
MSC Industrial Direct Co., Inc. Class A	4,425	389,887
Nexeo Solutions, Inc. (a) (b)	4,584	56,154
NOW, Inc. (a)	126	2,085
Rush Enterprises, Inc. Class A	1,895	74,492
Rush Enterprises, Inc. Class B	80	3,191
SiteOne Landscape Supply, Inc. (a) (b)	3,095	233,177
Systemax, Inc.	1,398	46,050
Titan Machinery, Inc. (a)	1,589	24,606
United Rentals, Inc. (a)	8,212	1,343,483
Univar, Inc. (a)	10,626	325,793
Veritiv Corp. (a)	1,384	50,378
W.W. Grainger, Inc. (b)	4,604	1,645,516
Watsco, Inc.	2,986	531,807
WESCO International, Inc. (a)	4,441	272,900
Willis Lease Finance Corp. (a)	70	2,416
		9,561,752
TRANSPORTATION INFRASTRUCTURE — 0.0% (f)
Macquarie Infrastructure Corp.	8,832	407,420
WATER UTILITIES — 0.1%
American States Water Co.	3,184	194,670
American Water Works Co., Inc.	16,268	1,431,096
Aqua America, Inc.	14,975	552,578
AquaVenture Holdings, Ltd. (a)	1,418	25,623
Cadiz, Inc. (a) (b)	1,628	18,152
California Water Service Group	4,602	197,426
Connecticut Water Service, Inc.	1,289	89,418
Middlesex Water Co.	1,448	70,112
Pure Cycle Corp. (a)	1,618	18,688
SJW Group	1,628	99,552
York Water Co.	1,408	42,803
		2,740,118
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Boingo Wireless, Inc. (a)	3,096	108,050
Gogo, Inc. (a) (b)	63	327
Shenandoah Telecommunications Co.	4,568	177,010
Spok Holdings, Inc.	1,602	24,671
Telephone & Data Systems, Inc.	9,045	275,239
T-Mobile US, Inc. (a)	28,765	2,018,728
United States Cellular Corp. (a)	1,456	65,200
		2,669,225
TOTAL COMMON STOCKS (Cost $2,421,562,932)		2,646,613,913
LIMITED PARTNERSHIPS — 0.0%(f)
CAPITAL MARKETS — 0.0% (f)
JMP Group LLC	1,388	7,371
Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.0% (f)
Fortress Transportation & Infrastructure Investors LLC	6,062	$ 110,207
TOTAL LIMITED PARTNERSHIPS (Cost $114,341)		117,578
PREFERRED STOCKS — 0.0% (f)
MEDIA — 0.0% (f)
GCI Liberty, Inc. 7.00% (Cost $14)	1	25
RIGHTS — 0.0% (f)
DIVERSIFIED FINANCIAL SERVICES — 0.0% (f)
NewStar Financial, Inc. (CVR) (a) (e)	875	227
MEDIA — 0.0% (f)
Media General, Inc. (CVR) (a) (e)	1,318	132
TOTAL RIGHTS (Cost $227)		359
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (h) (i)	8,950,515	8,950,515
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	10,826,623	10,826,623
TOTAL SHORT-TERM INVESTMENTS (Cost $19,777,138)		19,777,138
TOTAL INVESTMENTS — 100.3% (Cost $2,441,454,652)		2,666,509,013
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(8,091,103)
NET ASSETS — 100.0%		$ 2,658,417,910

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2018, total aggregate fair value of securities is $7,505 representing 0.0% of net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2018.
(j)	Investment of cash collateral for securities loaned.

CVR	= Contingent Value Rights
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

At September 30, 2018, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Index (long)	60	12/21/2018	$8,719,571	$8,757,000	$37,429
E-Mini S&P MidCap 400 Index (long)	3	12/21/2018	611,462	607,560	$ (3,902)
E-Mini Russell 2000 Index (long)	10	12/21/2018	859,573	850,400	$ (9,173)
Total unrealized depreciation on open futures contracts purchased					$24,354
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 74,885,915	$ —	$ —	$ 74,885,915
Air Freight & Logistics	17,790,451	—	—	17,790,451
Airlines	14,272,241	—	—	14,272,241
Auto Components	6,390,506	—	—	6,390,506
Automobiles	12,147,081	—	—	12,147,081
Banks	174,070,102	—	—	174,070,102
Beverages	41,206,691	—	—	41,206,691
Biotechnology	84,820,355	—	—	84,820,355
Building Products	6,708,461	—	—	6,708,461
Capital Markets	74,948,080	—	—	74,948,080
Chemicals	51,331,505	5,402	—	51,336,907
Commercial Services & Supplies	15,665,323	—	—	15,665,323
Communications Equipment	33,957,301	—	—	33,957,301
See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Construction & Engineering	$ 4,885,487	$ —	$ —	$ 4,885,487
Construction Materials	3,137,661	—	—	3,137,661
Consumer Finance	22,094,385	—	—	22,094,385
Containers & Packaging	10,793,392	—	—	10,793,392
Distributors	3,095,523	—	—	3,095,523
Diversified Consumer Services	5,189,847	—	—	5,189,847
Diversified Financial Services	13,239,242	—	—	13,239,242
Diversified Telecommunication Services	47,308,946	—	—	47,308,946
Electric Utilities	44,273,795	—	—	44,273,795
Electrical Equipment	11,611,563	—	—	11,611,563
Electronic Equipment, Instruments & Components	20,024,671	—	—	20,024,671
Energy Equipment & Services	18,793,085	—	—	18,793,085
Entertainment	46,372,673	—	—	46,372,673
Equity Real Estate Investment Trusts (REITs)	98,587,476	—	—	98,587,476
Food & Staples Retailing	36,757,325	—	—	36,757,325
Food Products	32,548,591	—	—	32,548,591
Gas Utilities	4,327,767	—	—	4,327,767
Health Care Equipment & Supplies	76,567,430	—	—	76,567,430
Health Care Providers & Services	84,827,089	—	—	84,827,089
Health Care Technology	5,381,954	—	—	5,381,954
Hotels, Restaurants & Leisure	52,336,715	—	—	52,336,715
Household Durables	10,422,894	—	—	10,422,894
Household Products	33,693,436	—	—	33,693,436
Independent Power and Renewable Electricity Producers	3,316,054	459	—	3,316,513
Industrial Conglomerates	36,383,488	—	—	36,383,488
Insurance	55,170,981	—	—	55,170,981
Internet & Catalog Retail	86,214	—	—	86,214
Interactive Media & Services	75,375,479	1,285	—	75,376,764
Internet & Direct Marketing Retail	94,885,287	—	—	94,885,287
IT Services	119,504,912	—	—	119,504,912
Leisure Equipment & Products	3,631,213	—	—	3,631,213
Life Sciences Tools & Services	25,222,657	—	—	25,222,657
Machinery	52,417,911	—	—	52,417,911
Marine	598,179	—	—	598,179
Media	15,082,693	—	—	15,082,693
Metals & Mining	10,866,300	—	0(a)	10,866,300
Mortgage Real Estate Investment Trust (REITs)	4,957,686	—	—	4,957,686
Multi-Utilities	22,823,006	—	—	22,823,006
Multiline Retail	12,985,009	—	—	12,985,009
Oil, Gas & Consumable Fuels	139,277,518	—	—	139,277,518
Paper & Forest Products	1,572,055	—	—	1,572,055
Personal Products	5,758,517	—	—	5,758,517
Pharmaceuticals	107,829,961	—	—	107,829,961
Professional Services	11,830,806	—	—	11,830,806
Real Estate Management & Development	3,385,793	—	—	3,385,793
Road & Rail	29,983,736	—	—	29,983,736
Semiconductors & Semiconductor Equipment	99,858,020	—	—	99,858,020
Software	169,625,680	—	—	169,625,680
Specialty Retail	64,947,073	—	—	64,947,073
Technology Hardware, Storage & Peripherals	119,928,792	—	—	119,928,792
Textiles, Apparel & Luxury Goods	22,095,989	—	—	22,095,989
Thrifts & Mortgage Finance	4,224,515	—	—	4,224,515
Tobacco	23,137,769	—	—	23,137,769
Trading Companies & Distributors	9,561,752	—	—	9,561,752
See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Transportation Infrastructure	$ 407,420	$ —	$ —	$ 407,420
Water Utilities	2,740,118	—	—	2,740,118
Wireless Telecommunication Services	2,669,225	—	—	2,669,225
Limited Partnerships
Capital Markets	7,371	—	—	7,371
Trading Companies & Distributors	110,207	—	—	110,207
Rights
Diversified Financial Services	—	227	—	227
Media	—	132	—	132
Preferred Stocks
Media	25	—	—	25
Short-Term Investments	19,777,138	—	—	19,777,138
TOTAL INVESTMENTS	$2,666,501,508	$7,505	$ 0	$2,666,509,013
Other Financial Instruments:
Futures Contracts(b)	37,429	—	—	37,429
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$2,666,525,862	$7,505	$ 0	$2,666,533,367
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(13,075)	—	—	(13,075)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (13,075)	$ —	$ —	$ (13,075)

(a)	Fund held a Level 3 security that was valued at $0 at September 30, 2018.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Corp.	31,091	$ 2,894,261	$ 387,785	$ 16,524	$4,867	$(313,709)	35,291	$ 2,956,680	$ 16,587	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,071,013	4,071,013	18,737,545	13,858,043	—	—	8,950,515	8,950,515	58,102	—
State Street Navigator Securities Lending Government Money Market Portfolio	10,078,060	10,078,060	14,730,770	13,982,207	—	—	10,826,623	10,826,623	60,776	—
Total		$17,043,334	$33,856,100	$27,856,774	$4,867	$(313,709)		$22,733,818	$135,465	$—
See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.0%
BWX Technologies, Inc.	9,372	$ 586,125
Curtiss-Wright Corp.	5,059	695,208
General Dynamics Corp.	8,928	1,827,740
Hexcel Corp.	11,001	737,617
Huntington Ingalls Industries, Inc.	7,845	2,008,947
L3 Technologies, Inc.	4,747	1,009,307
Spirit AeroSystems Holdings, Inc. Class A	8,383	768,470
Teledyne Technologies, Inc. (a)	1,916	472,639
Textron, Inc.	12,309	879,724
TransDigm Group, Inc. (a)	1,687	628,070
		9,613,847
AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	20,775	2,034,288
Expeditors International of Washington, Inc.	27,085	1,991,560
		4,025,848
AIRLINES — 0.7%
Alaska Air Group, Inc.	14,979	1,031,454
JetBlue Airways Corp. (a)	30,022	581,226
Southwest Airlines Co.	26,982	1,685,026
		3,297,706
AUTO COMPONENTS — 1.0%
BorgWarner, Inc.	12,683	542,579
Gentex Corp.	50,213	1,077,571
Goodyear Tire & Rubber Co.	12,102	283,066
Lear Corp.	11,918	1,728,110
Visteon Corp. (a)	10,147	942,656
		4,573,982
AUTOMOBILES — 0.4%
Harley-Davidson, Inc.	22,754	1,030,756
Thor Industries, Inc.	12,959	1,084,668
		2,115,424
BANKS — 0.4%
Associated Banc-Corp.	7,919	205,894
Bank of Hawaii Corp.	2,123	167,526
BankUnited, Inc.	13,358	472,873
Commerce Bancshares, Inc.	4,617	304,814
FNB Corp.	15,277	194,324
People's United Financial, Inc.	22,182	379,756
Synovus Financial Corp.	5,356	245,251
		1,970,438
BEVERAGES — 0.3%
Molson Coors Brewing Co. Class B	25,969	1,597,093
BUILDING PRODUCTS — 1.1%
Allegion PLC	9,114	825,455
AO Smith Corp.	14,522	775,039
Fortune Brands Home & Security, Inc.	17,951	939,914
Lennox International, Inc.	4,666	1,019,055
Masco Corp.	20,634	755,204
Security Description	Shares	Value
Owens Corning	14,420	$ 782,574
		5,097,241
CAPITAL MARKETS — 3.1%
Affiliated Managers Group, Inc.	6,857	937,489
BGC Partners, Inc. Class A	58,726	694,141
Cboe Global Markets, Inc.	9,140	877,074
Eaton Vance Corp.	14,972	786,928
Evercore, Inc. Class A	8,432	847,838
FactSet Research Systems, Inc.	5,059	1,131,749
Franklin Resources, Inc.	52,716	1,603,094
Invesco, Ltd.	35,414	810,272
Lazard, Ltd. Class A	23,920	1,151,270
Legg Mason, Inc.	9,169	286,348
Morningstar, Inc.	4,091	515,057
MSCI, Inc.	6,757	1,198,759
Nasdaq, Inc.	11,110	953,238
SEI Investments Co.	19,855	1,213,141
T Rowe Price Group, Inc.	13,736	1,499,696
		14,506,094
CHEMICALS — 3.0%
Ashland Global Holdings, Inc.	2,832	237,492
Cabot Corp.	12,820	804,070
Celanese Corp. Series A	11,134	1,269,276
Eastman Chemical Co.	20,235	1,936,894
International Flavors & Fragrances, Inc.	11,721	1,630,625
LyondellBasell Industries NV Class A	15,178	1,555,897
NewMarket Corp.	1,591	645,166
PPG Industries, Inc.	25,686	2,803,113
RPM International, Inc.	20,904	1,357,506
Scotts Miracle-Gro Co. (b)	12,209	961,215
Valvoline, Inc.	17,488	376,167
WR Grace & Co.	12,697	907,328
		14,484,749
COMMERCIAL SERVICES & SUPPLIES — 1.8%
ADT, Inc. (b)	13,987	131,338
Clean Harbors, Inc. (a)	4,166	298,202
Copart, Inc. (a)	19,765	1,018,491
KAR Auction Services, Inc.	25,158	1,501,681
Republic Services, Inc.	19,712	1,432,274
Rollins, Inc.	9,342	566,966
Stericycle, Inc. (a)	3,583	210,250
Waste Management, Inc.	35,750	3,230,370
		8,389,572
COMMUNICATIONS EQUIPMENT — 1.7%
F5 Networks, Inc. (a)	10,081	2,010,353
Juniper Networks, Inc.	78,962	2,366,491
Motorola Solutions, Inc.	29,009	3,775,231
		8,152,075
CONSTRUCTION & ENGINEERING — 0.6%
AECOM (a)	6,547	213,825
Fluor Corp.	13,091	760,587
Jacobs Engineering Group, Inc.	14,987	1,146,505
Quanta Services, Inc. (a)	11,292	376,927

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Valmont Industries, Inc.	3,023	$ 418,686
		2,916,530
CONSTRUCTION MATERIALS — 0.0% (c)
Eagle Materials, Inc.	2,083	177,555
CONSUMER FINANCE — 0.3%
Discover Financial Services	19,739	1,509,047
CONTAINERS & PACKAGING — 2.8%
AptarGroup, Inc.	11,235	1,210,459
Ardagh Group SA	4,563	76,156
Avery Dennison Corp.	20,716	2,244,579
Ball Corp.	50,889	2,238,607
Bemis Co., Inc.	20,999	1,020,551
Berry Global Group, Inc. (a)	12,151	587,987
Crown Holdings, Inc. (a) (b)	25,173	1,208,304
Graphic Packaging Holding Co.	48,351	677,398
International Paper Co.	25,572	1,256,864
Owens-Illinois, Inc. (a)	8,886	166,968
Packaging Corp. of America	7,683	842,748
Sealed Air Corp.	12,764	512,475
Silgan Holdings, Inc.	6,738	187,316
Sonoco Products Co.	13,498	749,139
WestRock Co.	9,722	519,544
		13,499,095
DISTRIBUTORS — 0.5%
Genuine Parts Co.	7,649	760,311
LKQ Corp. (a)	18,451	584,343
Pool Corp.	7,038	1,174,501
		2,519,155
DIVERSIFIED CONSUMER SERVICES — 0.9%
Bright Horizons Family Solutions, Inc. (a)	6,248	736,264
Graham Holdings Co. Class B	1,276	739,187
Grand Canyon Education, Inc. (a)	4,761	537,041
H&R Block, Inc. (b)	19,361	498,546
Service Corp. International	37,055	1,637,831
		4,148,869
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Jefferies Financial Group, Inc.	68,952	1,514,186
ELECTRIC UTILITIES — 4.4%
Alliant Energy Corp.	26,369	1,122,528
American Electric Power Co., Inc.	20,714	1,468,208
Avangrid, Inc.	2,789	133,677
Edison International	30,455	2,061,194
Entergy Corp.	22,313	1,810,254
Evergy, Inc.	10,763	591,104
Eversource Energy	22,876	1,405,501
Exelon Corp.	34,910	1,524,171
FirstEnergy Corp.	25,189	936,275
Hawaiian Electric Industries, Inc.	20,969	746,287
OGE Energy Corp.	40,761	1,480,439
PG&E Corp. (a)	42,467	1,953,907
Pinnacle West Capital Corp.	16,392	1,297,919
PPL Corp.	52,253	1,528,923
Southern Co.	23,510	1,025,036
Security Description	Shares	Value
Xcel Energy, Inc.	37,524	$ 1,771,508
		20,856,931
ELECTRICAL EQUIPMENT — 1.6%
Acuity Brands, Inc.	1,488	233,914
AMETEK, Inc.	13,732	1,086,476
Eaton Corp. PLC	20,732	1,798,086
Hubbell, Inc.	9,122	1,218,425
nVent Electric PLC	24,105	654,692
Regal Beloit Corp.	5,449	449,270
Rockwell Automation, Inc.	6,881	1,290,325
Sensata Technologies Holding PLC (a)	13,429	665,407
		7,396,595
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.8%
Amphenol Corp. Class A	16,161	1,519,457
Arrow Electronics, Inc. (a)	8,053	593,667
CDW Corp.	37,960	3,375,403
Dolby Laboratories, Inc. Class A	9,537	667,304
FLIR Systems, Inc.	12,729	782,452
Jabil, Inc.	17,155	464,557
Littelfuse, Inc.	2,381	471,176
National Instruments Corp.	9,723	469,913
		8,343,929
ENERGY EQUIPMENT & SERVICES — 0.1%
Apergy Corp. (a)	5,456	237,663
ENTERTAINMENT — 0.5%
Cinemark Holdings, Inc. (b)	24,668	991,654
Lions Gate Entertainment Corp. Class B (b)	6,844	159,465
Live Nation Entertainment, Inc. (a)	14,321	780,065
Madison Square Garden Co. Class A (a)	1,687	531,945
		2,463,129
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.2%
Apple Hospitality REIT, Inc.	41,910	733,006
AvalonBay Communities, Inc. REIT	8,054	1,458,982
Brandywine Realty Trust REIT	18,550	291,606
Brixmor Property Group, Inc. REIT	45,860	803,009
Camden Property Trust REIT	5,432	508,272
Columbia Property Trust, Inc. REIT	11,110	262,640
CoreSite Realty Corp. REIT	2,083	231,505
Corporate Office Properties Trust REIT	5,754	171,642
CubeSmart REIT	11,311	322,703
Duke Realty Corp. REIT	21,667	614,693
Empire State Realty Trust, Inc. Class A REIT	8,936	148,427
EPR Properties REIT	16,843	1,152,230
Equity LifeStyle Properties, Inc. REIT	10,589	1,021,309
Extra Space Storage, Inc. REIT	10,687	925,922
Federal Realty Investment Trust REIT	5,374	679,650
Gaming and Leisure Properties, Inc. REIT	37,571	1,324,378
Highwoods Properties, Inc. REIT	15,832	748,220

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Hospitality Properties Trust REIT	24,690	$ 712,060
Host Hotels & Resorts, Inc. REIT	51,563	1,087,979
Kimco Realty Corp. REIT	34,567	578,651
Lamar Advertising Co. Class A REIT	26,715	2,078,427
Liberty Property Trust REIT	16,554	699,406
Life Storage, Inc. REIT	2,298	218,678
Medical Properties Trust, Inc. REIT	32,927	490,941
Mid-America Apartment Communities, Inc. REIT	6,349	636,043
National Retail Properties, Inc. REIT	12,049	540,036
Outfront Media, Inc. REIT	18,627	371,609
Park Hotels & Resorts, Inc. REIT	27,676	908,326
Public Storage REIT	7,142	1,440,041
Rayonier, Inc. REIT	11,475	387,970
Retail Properties of America, Inc. Class A REIT	75,580	921,320
Senior Housing Properties Trust REIT	18,725	328,811
Weingarten Realty Investors REIT	41,146	1,224,505
WP Carey, Inc. REIT	11,816	759,887
		24,782,884
FOOD & STAPLES RETAILING — 1.9%
Casey's General Stores, Inc.	12,896	1,665,002
Kroger Co.	71,071	2,068,877
Sysco Corp.	45,111	3,304,381
US Foods Holding Corp. (a)	71,983	2,218,516
		9,256,776
FOOD PRODUCTS — 4.8%
Archer-Daniels-Midland Co.	39,183	1,969,729
Bunge, Ltd.	20,543	1,411,510
Campbell Soup Co. (b)	61,340	2,246,884
Conagra Brands, Inc.	39,878	1,354,656
Flowers Foods, Inc.	21,609	403,224
General Mills, Inc.	69,293	2,974,056
Hain Celestial Group, Inc. (a)	4,662	126,433
Hershey Co.	26,783	2,731,866
Hormel Foods Corp. (b)	35,257	1,389,126
Ingredion, Inc.	19,639	2,061,309
J.M. Smucker Co.	23,501	2,411,438
Kellogg Co. (b)	21,959	1,537,569
Lamb Weston Holdings, Inc.	26,038	1,734,131
Pinnacle Foods, Inc.	7,987	517,637
Seaboard Corp.	32	118,721
		22,988,289
GAS UTILITIES — 0.7%
Atmos Energy Corp.	8,416	790,347
National Fuel Gas Co.	13,566	760,510
UGI Corp.	27,700	1,536,796
		3,087,653
HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Cantel Medical Corp.	2,281	209,989
Cooper Cos., Inc.	4,590	1,272,118
Hill-Rom Holdings, Inc.	4,742	447,645
ICU Medical, Inc. (a)	794	224,504
Masimo Corp. (a)	2,083	259,417
STERIS PLC	7,390	845,416
Security Description	Shares	Value
Varian Medical Systems, Inc. (a)	12,854	$ 1,438,748
West Pharmaceutical Services, Inc.	12,534	1,547,573
		6,245,410
HEALTH CARE PROVIDERS & SERVICES — 5.6%
AmerisourceBergen Corp.	19,183	1,769,056
Chemed Corp.	2,480	792,558
Cigna Corp.	14,752	3,072,104
DaVita, Inc. (a)	9,788	701,114
Encompass Health Corp.	11,308	881,459
Express Scripts Holding Co. (a)	32,007	3,040,985
HCA Healthcare, Inc.	13,491	1,876,868
Henry Schein, Inc. (a)	34,672	2,948,160
Humana, Inc.	6,440	2,180,069
Laboratory Corp. of America Holdings (a)	7,530	1,307,810
McKesson Corp.	16,397	2,175,062
MEDNAX, Inc. (a)	17,351	809,598
Quest Diagnostics, Inc.	19,322	2,085,037
Universal Health Services, Inc. Class B	14,971	1,913,893
WellCare Health Plans, Inc. (a)	2,755	882,950
		26,436,723
HEALTH CARE TECHNOLOGY — 0.6%
Cerner Corp. (a)	44,865	2,889,755
HOTELS, RESTAURANTS & LEISURE — 3.1%
Aramark	51,719	2,224,951
Carnival Corp.	28,051	1,788,812
Choice Hotels International, Inc.	6,174	514,294
Darden Restaurants, Inc.	27,446	3,051,721
Domino's Pizza, Inc.	3,576	1,054,205
Dunkin' Brands Group, Inc.	4,969	366,315
Extended Stay America, Inc.	8,829	178,611
Hilton Grand Vacations, Inc. (a)	11,804	390,712
Hyatt Hotels Corp. Class A	6,719	534,765
Six Flags Entertainment Corp. (b)	12,718	887,971
Wyndham Destinations, Inc.	19,084	827,482
Wyndham Hotels & Resorts, Inc.	9,759	542,308
Yum! Brands, Inc.	24,200	2,200,022
		14,562,169
HOUSEHOLD DURABLES — 2.2%
D.R. Horton, Inc.	14,086	594,147
Garmin, Ltd.	27,432	1,921,612
Leggett & Platt, Inc.	41,622	1,822,627
Lennar Corp. Class B	595	22,907
Mohawk Industries, Inc. (a)	6,153	1,078,929
Newell Brands, Inc.	25,494	517,528
NVR, Inc. (a)	684	1,690,027
PulteGroup, Inc.	38,687	958,277
Toll Brothers, Inc.	26,189	865,023
Whirlpool Corp.	6,797	807,144
		10,278,221
HOUSEHOLD PRODUCTS — 1.8%
Church & Dwight Co., Inc.	23,710	1,407,663
Clorox Co.	22,371	3,364,822
Energizer Holdings, Inc.	3,571	209,439

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Kimberly-Clark Corp.	30,686	$ 3,487,157
Spectrum Brands Holdings, Inc.	2,600	194,272
		8,663,353
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp.	40,031	560,434
Vistra Energy Corp. (a)	19,570	486,902
		1,047,336
INDUSTRIAL CONGLOMERATES — 0.2%
Carlisle Cos., Inc.	7,793	949,187
INSURANCE — 8.3%
Aflac, Inc.	36,536	1,719,749
Allstate Corp.	21,651	2,136,954
American Financial Group, Inc.	7,978	885,319
American National Insurance Co.	1,106	142,995
Aon PLC	11,632	1,788,769
Arch Capital Group, Ltd. (a)	46,612	1,389,504
Arthur J Gallagher & Co.	32,011	2,382,899
Assurant, Inc.	5,557	599,878
Assured Guaranty, Ltd.	23,048	973,317
Athene Holding, Ltd. Class A (a)	14,880	768,701
Brown & Brown, Inc.	40,401	1,194,657
Cincinnati Financial Corp.	18,540	1,424,057
CNA Financial Corp.	2,871	131,061
Erie Indemnity Co. Class A	8,470	1,080,179
Everest Re Group, Ltd.	5,522	1,261,611
Fidelity National Financial, Inc.	69,977	2,753,595
First American Financial Corp.	26,571	1,370,798
Hanover Insurance Group, Inc.	5,780	713,079
Loews Corp.	24,049	1,207,981
Marsh & McLennan Cos., Inc.	39,627	3,277,945
Mercury General Corp.	6,480	325,037
Old Republic International Corp.	73,473	1,644,326
Progressive Corp.	42,344	3,008,118
Reinsurance Group of America, Inc.	8,204	1,185,970
Torchmark Corp.	36,371	3,153,002
Unum Group	17,287	675,403
White Mountains Insurance Group, Ltd.	1,040	973,305
WR Berkley Corp.	13,977	1,117,182
		39,285,391
IT SERVICES — 3.9%
Alliance Data Systems Corp.	2,737	646,370
Amdocs, Ltd.	49,418	3,260,600
Booz Allen Hamilton Holding Corp.	14,805	734,772
Broadridge Financial Solutions, Inc.	12,528	1,653,070
Conduent, Inc. (a)	16,566	373,066
CoreLogic, Inc. (a)	5,422	267,901
Euronet Worldwide, Inc. (a)	2,679	268,489
Fiserv, Inc. (a)	16,183	1,333,156
Genpact, Ltd.	23,322	713,886
Jack Henry & Associates, Inc.	10,739	1,719,099
Leidos Holdings, Inc.	26,288	1,818,078
Paychex, Inc.	22,707	1,672,371
Sabre Corp.	21,714	566,301
Total System Services, Inc.	10,675	1,054,050
Security Description	Shares	Value
VeriSign, Inc. (a)	10,751	$ 1,721,450
Western Union Co. (b)	40,505	772,025
		18,574,684
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Brunswick Corp.	8,746	586,157
Hasbro, Inc.	21,049	2,212,671
Polaris Industries, Inc.	3,075	310,421
		3,109,249
LIFE SCIENCES TOOLS & SERVICES — 1.4%
Agilent Technologies, Inc.	15,990	1,127,935
Bio-Techne Corp.	2,323	474,148
Bruker Corp.	5,258	175,880
Charles River Laboratories International, Inc. (a)	6,135	825,403
IQVIA Holdings, Inc. (a)	6,745	875,096
Mettler-Toledo International, Inc. (a)	2,024	1,232,575
PerkinElmer, Inc.	4,498	437,520
Waters Corp. (a)	6,935	1,350,106
		6,498,663
MACHINERY — 5.7%
AGCO Corp.	13,022	791,607
Allison Transmission Holdings, Inc.	29,118	1,514,427
Crane Co.	7,741	761,327
Cummins, Inc.	19,119	2,792,712
Donaldson Co., Inc.	21,577	1,257,076
Dover Corp.	17,856	1,580,792
Graco, Inc.	22,935	1,062,808
IDEX Corp.	7,910	1,191,721
Ingersoll-Rand PLC	26,017	2,661,539
ITT, Inc.	10,465	641,086
Lincoln Electric Holdings, Inc.	7,035	657,351
Oshkosh Corp.	2,678	190,781
PACCAR, Inc.	32,533	2,218,425
Pentair PLC	25,494	1,105,165
Snap-on, Inc.	15,663	2,875,727
Stanley Black & Decker, Inc.	12,592	1,843,973
Timken Co.	4,933	245,910
Toro Co.	32,560	1,952,623
WABCO Holdings, Inc. (a)	7,579	893,867
Xylem, Inc.	11,607	927,051
		27,165,968
MARINE — 0.1%
Kirby Corp. (a)	5,765	474,171
MEDIA — 2.5%
AMC Networks, Inc. Class A (a) (b)	4,971	329,776
Cable One, Inc.	332	293,358
CBS Corp. Class B	24,998	1,436,135
Discovery, Inc. Class A (a) (b)	7,961	254,752
Interpublic Group of Cos., Inc.	101,792	2,327,983
John Wiley & Sons, Inc. Class A	15,259	924,695
Liberty Broadband Corp. Class A (a)	3,373	284,445
Liberty Broadband Corp. Class C (a)	15,645	1,318,873
Liberty Media Corp.-Liberty SiriusXM Class A (a)	6,481	281,535

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Liberty Media Corp.-Liberty SiriusXM Class C (a)	12,797	$ 556,030
News Corp. Class A	17,574	231,801
News Corp. Class B	6,341	86,238
Omnicom Group, Inc.	55,280	3,760,146
		12,085,767
METALS & MINING — 0.4%
Nucor Corp.	16,269	1,032,268
Reliance Steel & Aluminum Co.	11,308	964,459
		1,996,727
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.1%
AGNC Investment Corp. REIT	46,698	869,984
Annaly Capital Management, Inc. REIT	147,716	1,511,135
Chimera Investment Corp. REIT	58,727	1,064,720
MFA Financial, Inc. REIT	82,748	608,198
New Residential Investment Corp. REIT	37,773	673,115
Two Harbors Investment Corp. REIT	38,780	578,985
		5,306,137
MULTI-UTILITIES — 3.6%
Ameren Corp.	28,291	1,788,557
CenterPoint Energy, Inc.	60,274	1,666,576
CMS Energy Corp.	30,973	1,517,677
Consolidated Edison, Inc.	41,509	3,162,571
DTE Energy Co.	19,441	2,121,596
MDU Resources Group, Inc.	33,707	865,933
NiSource, Inc.	20,255	504,755
Public Service Enterprise Group, Inc.	20,933	1,105,053
SCANA Corp.	16,526	642,696
Sempra Energy	12,995	1,478,181
Vectren Corp.	9,523	680,799
WEC Energy Group, Inc.	21,209	1,415,913
		16,950,307
MULTILINE RETAIL — 1.7%
Dollar General Corp.	27,962	3,056,247
Dollar Tree, Inc. (a)	15,335	1,250,569
Nordstrom, Inc.	12,078	722,385
Target Corp.	35,947	3,170,885
		8,200,086
PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp.	7,972	415,899
PROFESSIONAL SERVICES — 1.1%
Dun & Bradstreet Corp.	4,387	625,191
Equifax, Inc.	12,653	1,652,102
ManpowerGroup, Inc.	3,692	317,364
Nielsen Holdings PLC	42,413	1,173,144
Robert Half International, Inc.	20,570	1,447,717
		5,215,518
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
CBRE Group, Inc. Class A (a)	30,997	1,366,968
Jones Lang LaSalle, Inc.	6,221	897,815
Security Description	Shares	Value
Realogy Holdings Corp. (b)	16,174	$ 333,831
		2,598,614
ROAD & RAIL — 1.2%
AMERCO	1,338	477,198
Genesee & Wyoming, Inc. Class A (a)	2,084	189,623
JB Hunt Transport Services, Inc.	13,685	1,627,694
Kansas City Southern	7,842	888,342
Landstar System, Inc.	8,717	1,063,474
Old Dominion Freight Line, Inc.	3,877	625,205
Ryder System, Inc.	6,114	446,750
Schneider National, Inc. Class B	12,697	317,171
		5,635,457
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.5%
Maxim Integrated Products, Inc.	25,512	1,438,622
MKS Instruments, Inc.	16,566	1,327,765
Teradyne, Inc.	40,649	1,503,200
Versum Materials, Inc.	13,560	488,296
Xilinx, Inc.	28,232	2,263,359
		7,021,242
SOFTWARE — 2.4%
ANSYS, Inc. (a)	10,808	2,017,637
Aspen Technology, Inc. (a)	9,027	1,028,266
CA, Inc.	66,770	2,947,896
CDK Global, Inc.	13,788	862,577
Citrix Systems, Inc. (a)	11,870	1,319,469
Fair Isaac Corp. (a)	3,076	703,020
Synopsys, Inc. (a)	26,840	2,646,692
		11,525,557
SPECIALTY RETAIL — 3.6%
Advance Auto Parts, Inc.	3,446	580,065
AutoNation, Inc. (a)	5,355	222,500
AutoZone, Inc. (a)	4,521	3,506,940
L Brands, Inc.	10,174	308,272
Michaels Cos., Inc. (a) (b)	6,722	109,098
O'Reilly Automotive, Inc. (a)	6,551	2,275,293
Ross Stores, Inc.	32,364	3,207,273
Tiffany & Co.	7,180	926,005
TJX Cos., Inc.	29,487	3,303,134
Tractor Supply Co.	18,741	1,703,182
Williams-Sonoma, Inc. (b)	17,639	1,159,235
		17,300,997
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
Xerox Corp.	11,074	298,777
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Carter's, Inc.	10,342	1,019,721
Hanesbrands, Inc. (b)	25,693	473,522
Tapestry, Inc.	19,245	967,446
		2,460,689
THRIFTS & MORTGAGE FINANCE — 0.1%
New York Community Bancorp, Inc. (b)	49,489	513,201

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 1.0%
Air Lease Corp.	6,977	$ 320,105
Fastenal Co.	18,457	1,070,875
HD Supply Holdings, Inc. (a)	14,285	611,255
MSC Industrial Direct Co., Inc. Class A	6,034	531,656
W.W. Grainger, Inc.	2,284	816,324
Watsco, Inc. (b)	6,509	1,159,253
WESCO International, Inc. (a)	2,282	140,229
		4,649,697
TRANSPORTATION INFRASTRUCTURE — 0.1%
Macquarie Infrastructure Corp.	5,893	271,844
WATER UTILITIES — 0.4%
American Water Works Co., Inc.	13,085	1,151,087
Aqua America, Inc.	14,864	548,482
		1,699,569
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	9,620	292,737
United States Cellular Corp. (a)	671	30,047
		322,784
TOTAL COMMON STOCKS (Cost $400,106,869)		474,171,504
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (d) (e)	276,088	276,088
Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	1,443,937	$ 1,443,937
TOTAL SHORT-TERM INVESTMENTS (Cost $1,720,025)		1,720,025
TOTAL INVESTMENTS — 100.2% (Cost $401,826,894)		475,891,529
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(914,101)
NET ASSETS — 100.0%		$ 474,977,428

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2018.
(f)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 9,613,847	$—	$—	$ 9,613,847
Air Freight & Logistics	4,025,848	—	—	4,025,848
Airlines	3,297,706	—	—	3,297,706
Auto Components	4,573,982	—	—	4,573,982
Automobiles	2,115,424	—	—	2,115,424
Banks	1,970,438	—	—	1,970,438
Beverages	1,597,093	—	—	1,597,093
Building Products	5,097,241	—	—	5,097,241
Capital Markets	14,506,094	—	—	14,506,094
Chemicals	14,484,749	—	—	14,484,749
Commercial Services & Supplies	8,389,572	—	—	8,389,572
Communications Equipment	8,152,075	—	—	8,152,075
Construction & Engineering	2,916,530	—	—	2,916,530
Construction Materials	177,555	—	—	177,555
Consumer Finance	1,509,047	—	—	1,509,047
See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Containers & Packaging	$ 13,499,095	$—	$—	$ 13,499,095
Distributors	2,519,155	—	—	2,519,155
Diversified Consumer Services	4,148,869	—	—	4,148,869
Diversified Financial Services	1,514,186	—	—	1,514,186
Electric Utilities	20,856,931	—	—	20,856,931
Electrical Equipment	7,396,595	—	—	7,396,595
Electronic Equipment, Instruments & Components	8,343,929	—	—	8,343,929
Energy Equipment & Services	237,663	—	—	237,663
Entertainment	2,463,129	—	—	2,463,129
Equity Real Estate Investment Trusts (REITs)	24,782,884	—	—	24,782,884
Food & Staples Retailing	9,256,776	—	—	9,256,776
Food Products	22,988,289	—	—	22,988,289
Gas Utilities	3,087,653	—	—	3,087,653
Health Care Equipment & Supplies	6,245,410	—	—	6,245,410
Health Care Providers & Services	26,436,723	—	—	26,436,723
Health Care Technology	2,889,755	—	—	2,889,755
Hotels, Restaurants & Leisure	14,562,169	—	—	14,562,169
Household Durables	10,278,221	—	—	10,278,221
Household Products	8,663,353	—	—	8,663,353
Independent Power and Renewable Electricity Producers	1,047,336	—	—	1,047,336
Industrial Conglomerates	949,187	—	—	949,187
Insurance	39,285,391	—	—	39,285,391
IT Services	18,574,684	—	—	18,574,684
Leisure Equipment & Products	3,109,249	—	—	3,109,249
Life Sciences Tools & Services	6,498,663	—	—	6,498,663
Machinery	27,165,968	—	—	27,165,968
Marine	474,171	—	—	474,171
Media	12,085,767	—	—	12,085,767
Metals & Mining	1,996,727	—	—	1,996,727
Mortgage Real Estate Investment Trust (REITs)	5,306,137	—	—	5,306,137
Multi-Utilities	16,950,307	—	—	16,950,307
Multiline Retail	8,200,086	—	—	8,200,086
Paper & Forest Products	415,899	—	—	415,899
Professional Services	5,215,518	—	—	5,215,518
Real Estate Management & Development	2,598,614	—	—	2,598,614
Road & Rail	5,635,457	—	—	5,635,457
Semiconductors & Semiconductor Equipment	7,021,242	—	—	7,021,242
Software	11,525,557	—	—	11,525,557
Specialty Retail	17,300,997	—	—	17,300,997
Technology Hardware, Storage & Peripherals	298,777	—	—	298,777
Textiles, Apparel & Luxury Goods	2,460,689	—	—	2,460,689
Thrifts & Mortgage Finance	513,201	—	—	513,201
Trading Companies & Distributors	4,649,697	—	—	4,649,697
Transportation Infrastructure	271,844	—	—	271,844
Water Utilities	1,699,569	—	—	1,699,569
Wireless Telecommunication Services	322,784	—	—	322,784
Short-Term Investments	1,720,025	—	—	1,720,025
TOTAL INVESTMENTS	$475,891,529	$—	$—	$475,891,529
See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	297,760	$ 297,760	$ 3,935,281	$ 3,956,953	$—	$—	276,088	$ 276,088	$2,093	$—
State Street Navigator Securities Lending Government Money Market Portfolio	2,184,264	2,184,264	6,234,425	6,974,752	—	—	1,443,937	1,443,937	1,570	—
Total		$2,482,024	$10,169,706	$10,931,705	$—	$—		$1,720,025	$3,663	$—
See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.9%
Arconic, Inc.	6,161	$ 135,604
Boeing Co.	1,247	463,759
BWX Technologies, Inc.	12,807	800,950
Curtiss-Wright Corp.	9,616	1,321,431
General Dynamics Corp.	3,431	702,394
Harris Corp.	3,044	515,075
HEICO Corp.	2,511	232,544
HEICO Corp. Class A	5,311	400,980
Hexcel Corp.	15,204	1,019,428
Huntington Ingalls Industries, Inc.	10,103	2,587,176
L3 Technologies, Inc.	4,387	932,764
Lockheed Martin Corp.	2,267	784,291
Northrop Grumman Corp.	2,006	636,644
Raytheon Co.	5,154	1,065,126
Rockwell Collins, Inc.	327	45,934
Spirit AeroSystems Holdings, Inc. Class A	28,406	2,603,978
Teledyne Technologies, Inc. (a)	3,286	810,590
Textron, Inc.	27,104	1,937,123
TransDigm Group, Inc. (a)	2,566	955,322
United Technologies Corp.	2,217	309,959
		18,261,072
AIR FREIGHT & LOGISTICS — 1.1%
C.H. Robinson Worldwide, Inc.	21,467	2,102,048
Expeditors International of Washington, Inc.	25,451	1,871,412
FedEx Corp.	4,895	1,178,667
United Parcel Service, Inc. Class B	2,081	242,957
XPO Logistics, Inc. (a)	11,282	1,288,066
		6,683,150
AIRLINES — 0.8%
Alaska Air Group, Inc.	3,666	252,441
American Airlines Group, Inc.	14,164	585,398
Copa Holdings SA Class A	8,118	648,141
Delta Air Lines, Inc.	26,452	1,529,719
JetBlue Airways Corp. (a)	33,918	656,653
Southwest Airlines Co.	16,316	1,018,934
United Continental Holdings, Inc. (a)	7,534	670,978
		5,362,264
AUTO COMPONENTS — 1.7%
Adient PLC (b)	6,346	249,461
Aptiv PLC	10,985	921,642
BorgWarner, Inc.	55,280	2,364,878
Gentex Corp.	101,323	2,174,392
Goodyear Tire & Rubber Co.	8,900	208,171
Lear Corp.	25,811	3,742,595
Visteon Corp. (a)	14,005	1,301,064
		10,962,203
AUTOMOBILES — 0.4%
Ford Motor Co.	69,818	645,817
General Motors Co.	17,364	584,646
Harley-Davidson, Inc.	5,206	235,832
Security Description	Shares	Value
Thor Industries, Inc.	12,189	$ 1,020,219
		2,486,514
BANKS — 1.4%
Associated Banc-Corp.	4,560	118,560
Bank of Hawaii Corp.	834	65,811
Bank OZK	4,412	167,480
BankUnited, Inc.	11,581	409,967
BB&T Corp.	7,284	353,565
BOK Financial Corp.	708	68,874
CIT Group, Inc.	3,635	187,602
Citizens Financial Group, Inc.	8,620	332,473
Comerica, Inc.	4,031	363,596
Commerce Bancshares, Inc.	2,582	170,464
Cullen/Frost Bankers, Inc.	2,064	215,564
East West Bancorp, Inc.	4,176	252,105
Fifth Third Bancorp	21,580	602,514
First Citizens BancShares, Inc. Class A	304	137,493
First Hawaiian, Inc.	1,112	30,202
First Horizon National Corp.	3,764	64,967
First Republic Bank	1,103	105,888
FNB Corp.	5,704	72,555
Huntington Bancshares, Inc.	25,423	379,311
KeyCorp	15,455	307,400
M&T Bank Corp.	1,994	328,093
PacWest Bancorp	4,216	200,892
People's United Financial, Inc.	8,382	143,500
Pinnacle Financial Partners, Inc.	850	51,128
PNC Financial Services Group, Inc.	1,557	212,048
Popular, Inc.	5,305	271,881
Prosperity Bancshares, Inc.	2,164	150,073
Regions Financial Corp.	30,089	552,133
Signature Bank	462	53,056
Sterling Bancorp	1,922	42,284
SunTrust Banks, Inc.	7,540	503,597
SVB Financial Group (a)	822	255,502
Synovus Financial Corp.	4,954	226,844
TCF Financial Corp.	5,739	136,646
Texas Capital Bancshares, Inc. (a)	1,114	92,072
Umpqua Holdings Corp.	9,616	200,013
US Bancorp	1,595	84,232
Webster Financial Corp.	3,074	181,243
Western Alliance Bancorp (a)	3,741	212,825
Wintrust Financial Corp.	1,924	163,425
Zions Bancorp	7,093	355,714
		8,823,592
BEVERAGES — 0.3%
Brown-Forman Corp. Class A	2,121	107,747
Brown-Forman Corp. Class B	8,032	406,018
Constellation Brands, Inc. Class A	2,645	570,315
Molson Coors Brewing Co. Class B	3,333	204,979
Monster Beverage Corp. (a)	6,133	357,431
PepsiCo, Inc.	894	99,949
		1,746,439
BIOTECHNOLOGY — 0.8%
AbbVie, Inc.	5,053	477,913
Alexion Pharmaceuticals, Inc. (a)	2,707	376,300

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Amgen, Inc.	2,662	$ 551,806
Biogen, Inc. (a)	3,430	1,211,853
BioMarin Pharmaceutical, Inc. (a)	406	39,370
Celgene Corp. (a)	1,251	111,952
Exelixis, Inc. (a) (b)	20,506	363,366
Gilead Sciences, Inc.	10,718	827,537
Ionis Pharmaceuticals, Inc. (a) (b)	1,114	57,460
Neurocrine Biosciences, Inc. (a)	536	65,901
Regeneron Pharmaceuticals, Inc. (a)	214	86,465
Sage Therapeutics, Inc. (a) (b)	404	57,065
Seattle Genetics, Inc. (a) (b)	883	68,097
United Therapeutics Corp. (a)	3,557	454,869
Vertex Pharmaceuticals, Inc. (a)	3,231	622,743
		5,372,697
BUILDING PRODUCTS — 0.8%
Allegion PLC	4,088	370,250
AO Smith Corp.	15,197	811,064
Armstrong World Industries, Inc. (a)	2,915	202,884
Fortune Brands Home & Security, Inc.	8,854	463,595
Johnson Controls International PLC	6,000	210,000
Lennox International, Inc.	3,328	726,835
Masco Corp.	16,641	609,061
Owens Corning	16,537	897,463
USG Corp. (a)	20,687	895,954
		5,187,106
CAPITAL MARKETS — 3.2%
Affiliated Managers Group, Inc.	5,758	787,234
Ameriprise Financial, Inc.	2,950	435,597
Bank of New York Mellon Corp.	3,411	173,927
BGC Partners, Inc. Class A	41,579	491,464
BlackRock, Inc.	249	117,361
Cboe Global Markets, Inc.	6,709	643,796
Charles Schwab Corp.	1,327	65,222
CME Group, Inc.	1,004	170,891
E*TRADE Financial Corp. (a)	6,607	346,141
Eaton Vance Corp.	14,408	757,284
Evercore, Inc. Class A	19,230	1,933,576
FactSet Research Systems, Inc.	2,669	597,082
Franklin Resources, Inc.	13,178	400,743
Goldman Sachs Group, Inc.	219	49,109
Interactive Brokers Group, Inc. Class A	2,408	133,186
Intercontinental Exchange, Inc.	2,861	214,260
Invesco, Ltd.	11,942	273,233
Lazard, Ltd. Class A	54,630	2,629,342
Legg Mason, Inc.	6,526	203,807
LPL Financial Holdings, Inc.	21,919	1,413,995
MarketAxess Holdings, Inc.	1,277	227,932
Moody's Corp.	5,258	879,138
Morgan Stanley	975	45,406
Morningstar, Inc.	3,780	475,902
MSCI, Inc.	7,170	1,272,030
Nasdaq, Inc.	7,433	637,751
Northern Trust Corp.	1,983	202,524
Raymond James Financial, Inc.	5,730	527,446
S&P Global, Inc.	5,546	1,083,633
SEI Investments Co.	15,550	950,105
State Street Corp. (c)	4,344	363,940
Security Description	Shares	Value
T Rowe Price Group, Inc.	14,614	$ 1,595,556
TD Ameritrade Holding Corp.	2,502	132,181
Virtu Financial, Inc. Class A (b)	1,114	22,781
		20,253,575
CHEMICALS — 3.4%
Air Products & Chemicals, Inc.	3,369	562,791
Albemarle Corp. (b)	2,659	265,315
Ashland Global Holdings, Inc.	1,573	131,912
Axalta Coating Systems, Ltd. (a)	5,789	168,807
Cabot Corp.	15,076	945,567
Celanese Corp. Series A	13,832	1,576,848
CF Industries Holdings, Inc.	51,717	2,815,474
Chemours Co.	47,797	1,885,114
Eastman Chemical Co.	22,719	2,174,663
Ecolab, Inc.	3,124	489,781
FMC Corp.	4,289	373,915
Huntsman Corp.	27,931	760,561
International Flavors & Fragrances, Inc.	2,870	399,274
LyondellBasell Industries NV Class A	36,129	3,703,584
Mosaic Co.	41,384	1,344,152
NewMarket Corp.	196	79,480
Olin Corp.	24,422	627,157
PPG Industries, Inc.	6,815	743,721
Praxair, Inc.	5,051	811,847
RPM International, Inc.	5,483	356,066
Scotts Miracle-Gro Co. (b)	3,889	306,181
Sherwin-Williams Co.	88	40,059
Valvoline, Inc.	4,175	89,804
Westlake Chemical Corp.	8,494	705,936
WR Grace & Co.	5,850	418,041
		21,776,050
COMMERCIAL SERVICES & SUPPLIES — 0.9%
ADT, Inc. (b)	25,102	235,708
Cintas Corp.	964	190,689
Clean Harbors, Inc. (a)	2,408	172,365
Copart, Inc. (a)	24,499	1,262,433
KAR Auction Services, Inc.	18,291	1,091,790
Republic Services, Inc.	7,158	520,100
Rollins, Inc.	4,882	296,288
Stericycle, Inc. (a)	1,096	64,313
Waste Management, Inc.	17,563	1,586,993
		5,420,679
COMMUNICATIONS EQUIPMENT — 1.3%
Arista Networks, Inc. (a)	5,030	1,337,276
ARRIS International PLC (a)	5,162	134,160
Cisco Systems, Inc.	4,666	227,001
CommScope Holding Co., Inc. (a)	2,399	73,793
F5 Networks, Inc. (a)	13,145	2,621,376
Juniper Networks, Inc.	34,726	1,040,738
Motorola Solutions, Inc.	14,551	1,893,667
Palo Alto Networks, Inc. (a)	3,035	683,664
Ubiquiti Networks, Inc.	3,238	320,109
		8,331,784

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 0.9%
AECOM (a)	17,127	$ 559,368
Fluor Corp.	27,111	1,575,149
Jacobs Engineering Group, Inc.	28,638	2,190,807
Quanta Services, Inc. (a)	41,311	1,378,961
Valmont Industries, Inc.	1,630	225,755
		5,930,040
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	6,731	573,750
Martin Marietta Materials, Inc.	1,421	258,551
Vulcan Materials Co.	1,524	169,469
		1,001,770
CONSUMER FINANCE — 1.1%
Ally Financial, Inc.	24,613	651,014
American Express Co.	5,450	580,370
Capital One Financial Corp.	5,195	493,161
Credit Acceptance Corp. (a)	5,253	2,301,182
Discover Financial Services	16,579	1,267,465
Navient Corp.	4,994	67,319
OneMain Holdings, Inc. (a)	11,248	378,045
Santander Consumer USA Holdings, Inc.	16,568	332,023
SLM Corp. (a)	6,126	68,305
Synchrony Financial	31,618	982,687
		7,121,571
CONTAINERS & PACKAGING — 1.2%
AptarGroup, Inc.	5,456	587,829
Avery Dennison Corp.	14,690	1,591,661
Ball Corp.	15,790	694,602
Bemis Co., Inc.	7,243	352,010
Berry Global Group, Inc. (a)	4,500	217,755
Crown Holdings, Inc. (a) (b)	3,347	160,656
Graphic Packaging Holding Co.	44,845	628,278
International Paper Co.	10,605	521,236
Owens-Illinois, Inc. (a)	5,669	106,521
Packaging Corp. of America	10,736	1,177,632
Sealed Air Corp.	8,324	334,209
Silgan Holdings, Inc.	1,341	37,280
Sonoco Products Co.	5,594	310,467
WestRock Co.	21,869	1,168,679
		7,888,815
DISTRIBUTORS — 0.2%
Genuine Parts Co.	2,639	262,316
LKQ Corp. (a)	11,222	355,401
Pool Corp.	5,428	905,825
		1,523,542
DIVERSIFIED CONSUMER SERVICES — 0.7%
Bright Horizons Family Solutions, Inc. (a)	4,517	532,283
Graham Holdings Co. Class B	584	338,311
Grand Canyon Education, Inc. (a)	10,224	1,153,267
H&R Block, Inc. (b)	20,440	526,330
Service Corp. International	19,898	879,492
Security Description	Shares	Value
ServiceMaster Global Holdings, Inc. (a)	11,272	$ 699,202
		4,128,885
DIVERSIFIED FINANCIAL SERVICES — 0.1%
AXA Equitable Holdings, Inc.	3,744	80,309
Berkshire Hathaway, Inc. Class B (a)	336	71,941
Jefferies Financial Group, Inc.	22,473	493,507
Voya Financial, Inc.	2,029	100,780
		746,537
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
AT&T, Inc.	1,306	43,856
CenturyLink, Inc.	3,762	79,754
Verizon Communications, Inc.	3,113	166,203
Zayo Group Holdings, Inc. (a)	8,054	279,635
		569,448
ELECTRIC UTILITIES — 1.4%
Alliant Energy Corp.	13,081	556,858
American Electric Power Co., Inc.	7,791	552,226
Avangrid, Inc.	2,710	129,890
Duke Energy Corp.	3,778	302,316
Edison International	5,619	380,294
Entergy Corp.	12,183	988,407
Evergy, Inc.	5,787	317,822
Eversource Energy	8,607	528,814
Exelon Corp.	34,206	1,493,434
FirstEnergy Corp.	28,858	1,072,652
Hawaiian Electric Industries, Inc.	12,338	439,109
NextEra Energy, Inc.	2,269	380,284
OGE Energy Corp.	10,397	377,619
PG&E Corp. (a)	3,358	154,502
Pinnacle West Capital Corp.	5,331	422,109
PPL Corp.	5,577	163,183
Southern Co.	6,115	266,614
Xcel Energy, Inc.	13,906	656,502
		9,182,635
ELECTRICAL EQUIPMENT — 1.2%
Acuity Brands, Inc. (b)	1,225	192,570
AMETEK, Inc.	10,957	866,918
Eaton Corp. PLC	14,580	1,264,523
Emerson Electric Co.	13,177	1,009,095
Hubbell, Inc.	3,538	472,571
nVent Electric PLC	43,300	1,176,028
Regal Beloit Corp.	4,609	380,012
Rockwell Automation, Inc.	5,463	1,024,422
Sensata Technologies Holding PLC (a)	19,512	966,819
		7,352,958
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.8%
Amphenol Corp. Class A	10,475	984,859
Arrow Electronics, Inc. (a)	4,677	344,788
CDW Corp.	27,872	2,478,378
Cognex Corp.	8,718	486,639
Coherent, Inc. (a) (b)	627	107,963
Corning, Inc.	7,197	254,054

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Dolby Laboratories, Inc. Class A	10,673	$ 746,790
FLIR Systems, Inc.	24,048	1,478,231
IPG Photonics Corp. (a)	4,504	702,939
Jabil, Inc.	32,395	877,257
Keysight Technologies, Inc. (a)	707	46,860
Littelfuse, Inc.	3,964	784,436
National Instruments Corp.	9,395	454,060
Trimble, Inc. (a)	9,258	402,353
Zebra Technologies Corp. Class A (a)	6,014	1,063,456
		11,213,063
ENERGY EQUIPMENT & SERVICES — 0.4%
Apergy Corp. (a)	7,362	320,689
Halliburton Co.	15,588	631,782
Helmerich & Payne, Inc.	7,147	491,499
National Oilwell Varco, Inc.	8,300	357,564
Patterson-UTI Energy, Inc.	2,632	45,034
RPC, Inc.	4,876	75,480
Schlumberger, Ltd.	2,024	123,302
Transocean, Ltd. (a) (b)	43,923	612,726
		2,658,076
ENTERTAINMENT — 0.9%
Activision Blizzard, Inc.	6,998	582,164
Cinemark Holdings, Inc. (b)	6,379	256,436
Electronic Arts, Inc. (a)	6,964	839,092
Lions Gate Entertainment Corp. Class A	3,846	93,804
Lions Gate Entertainment Corp. Class B (b)	7,288	169,810
Live Nation Entertainment, Inc. (a)	17,050	928,713
Madison Square Garden Co. Class A (a)	1,533	483,386
Take-Two Interactive Software, Inc. (a)	7,771	1,072,320
Twenty-First Century Fox, Inc. Class A	9,573	443,517
Twenty-First Century Fox, Inc. Class B	4,375	200,463
Viacom, Inc. Class B	10,500	354,480
Walt Disney Co.	2,228	260,542
Zynga, Inc. Class A (a)	37,400	149,974
		5,834,701
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.0%
Alexandria Real Estate Equities, Inc. REIT	506	63,650
American Tower Corp. REIT	1,142	165,933
Apple Hospitality REIT, Inc.	12,303	215,179
AvalonBay Communities, Inc. REIT	989	179,157
Boston Properties, Inc. REIT	900	110,781
Brandywine Realty Trust REIT	5,427	85,312
Brixmor Property Group, Inc. REIT	8,082	141,516
Camden Property Trust REIT	1,425	133,337
Columbia Property Trust, Inc. REIT	6,802	160,799
CoreSite Realty Corp. REIT	1,120	124,477
Crown Castle International Corp. REIT	680	75,704
CubeSmart REIT	10,444	297,967
Digital Realty Trust, Inc. REIT	413	46,454
Douglas Emmett, Inc. REIT	1,257	47,414
Duke Realty Corp. REIT	7,097	201,342
Security Description	Shares	Value
EPR Properties REIT	2,336	$ 159,806
Equity LifeStyle Properties, Inc. REIT	3,132	302,081
Equity Residential REIT	1,666	110,389
Essex Property Trust, Inc. REIT	461	113,733
Extra Space Storage, Inc. REIT	8,885	769,796
Federal Realty Investment Trust REIT	1,183	149,614
Forest City Realty Trust, Inc. Class A REIT	1,822	45,714
Gaming and Leisure Properties, Inc. REIT	11,730	413,483
HCP, Inc. REIT	2,817	74,143
Highwoods Properties, Inc. REIT	2,538	119,946
Hospitality Properties Trust REIT	8,366	241,275
Host Hotels & Resorts, Inc. REIT	40,408	852,609
Hudson Pacific Properties, Inc. REIT	846	27,681
Iron Mountain, Inc. REIT	4,224	145,813
Kilroy Realty Corp. REIT	1,022	73,267
Kimco Realty Corp. REIT	5,213	87,266
Lamar Advertising Co. Class A REIT	6,874	534,797
Liberty Property Trust REIT	6,094	257,472
Life Storage, Inc. REIT	1,944	184,991
Macerich Co. REIT	1,284	70,992
Medical Properties Trust, Inc. REIT	22,117	329,765
Mid-America Apartment Communities, Inc. REIT	908	90,963
National Retail Properties, Inc. REIT	5,013	224,683
Omega Healthcare Investors, Inc. REIT	2,051	67,211
Outfront Media, Inc. REIT	6,198	123,650
Park Hotels & Resorts, Inc. REIT	14,143	464,173
Prologis, Inc. REIT	11,987	812,599
Public Storage REIT	1,975	398,219
Rayonier, Inc. REIT	14,747	498,596
Realty Income Corp. REIT	2,021	114,975
Regency Centers Corp. REIT	1,109	71,719
Retail Properties of America, Inc. Class A REIT	30,284	369,162
SBA Communications Corp. REIT (a)	875	140,551
Senior Housing Properties Trust REIT	2,869	50,380
Simon Property Group, Inc. REIT	2,791	493,309
SL Green Realty Corp. REIT	437	42,621
Spirit Realty Capital, Inc. REIT	7,994	64,432
Starwood Property Trust, Inc. REIT	1,791	38,542
STORE Capital Corp. REIT	6,444	179,079
Sun Communities, Inc. REIT	442	44,881
Taubman Centers, Inc. REIT	1,048	62,702
UDR, Inc. REIT	830	33,557
Ventas, Inc. REIT	1,233	67,051
VICI Properties, Inc. REIT	5,872	126,953
Vornado Realty Trust REIT	745	54,385
Weingarten Realty Investors REIT	14,197	422,503
Weyerhaeuser Co. REIT	8,072	260,483
WP Carey, Inc. REIT	3,187	204,956
		12,635,990
FOOD & STAPLES RETAILING — 1.6%
Casey's General Stores, Inc.	4,410	569,375
Costco Wholesale Corp.	7,985	1,875,517
Kroger Co.	91,807	2,672,502
Sprouts Farmers Market, Inc. (a)	41,039	1,124,879

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Sysco Corp.	23,800	$ 1,743,350
US Foods Holding Corp. (a)	57,333	1,767,003
Walmart, Inc.	1,572	147,626
Walgreens Boots Alliance, Inc.	6,922	504,614
		10,404,866
FOOD PRODUCTS — 1.5%
Archer-Daniels-Midland Co.	28,645	1,439,984
Bunge, Ltd.	12,738	875,228
Campbell Soup Co. (b)	2,962	108,498
Conagra Brands, Inc.	14,843	504,217
Flowers Foods, Inc.	28,781	537,053
General Mills, Inc.	6,122	262,756
Hain Celestial Group, Inc. (a)	3,098	84,018
Hershey Co.	3,766	384,132
Hormel Foods Corp. (b)	18,009	709,555
Ingredion, Inc.	7,086	743,747
J.M. Smucker Co.	4,663	478,470
Kellogg Co. (b)	3,449	241,499
Lamb Weston Holdings, Inc.	27,839	1,854,077
McCormick & Co., Inc.	613	80,763
Mondelez International, Inc. Class A	3,952	169,778
Pinnacle Foods, Inc.	3,942	255,481
Post Holdings, Inc. (a)	2,002	196,276
Seaboard Corp.	36	133,561
Tyson Foods, Inc. Class A	9,592	571,012
		9,630,105
GAS UTILITIES — 0.2%
Atmos Energy Corp.	4,632	434,991
National Fuel Gas Co. (b)	6,288	352,506
UGI Corp.	13,046	723,792
		1,511,289
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Abbott Laboratories	812	59,568
ABIOMED, Inc. (a)	1,703	765,924
Align Technology, Inc. (a)	2,735	1,069,987
Baxter International, Inc.	12,540	966,709
Becton Dickinson and Co.	1,221	318,681
Boston Scientific Corp. (a)	10,213	393,201
Cantel Medical Corp.	5,264	484,604
Cooper Cos., Inc.	1,662	460,623
Danaher Corp.	3,955	429,750
DexCom, Inc. (a)	1,926	275,495
Edwards Lifesciences Corp. (a)	6,134	1,067,929
Hill-Rom Holdings, Inc.	3,272	308,877
Hologic, Inc. (a)	3,455	141,586
ICU Medical, Inc. (a)	2,126	601,126
IDEXX Laboratories, Inc. (a)	2,693	672,334
Insulet Corp. (a) (b)	404	42,804
Integra LifeSciences Holdings Corp. (a)	1,416	93,272
Intuitive Surgical, Inc. (a)	1,545	886,830
Masimo Corp. (a)	3,238	403,261
Medtronic PLC	1,295	127,389
Penumbra, Inc. (a)	1,316	197,005
ResMed, Inc.	7,234	834,370
Security Description	Shares	Value
STERIS PLC	5,806	$ 664,206
Stryker Corp.	1,573	279,491
Teleflex, Inc.	930	247,464
Varian Medical Systems, Inc. (a)	6,863	768,176
West Pharmaceutical Services, Inc.	3,564	440,047
Zimmer Biomet Holdings, Inc.	1,558	204,830
		13,205,539
HEALTH CARE PROVIDERS & SERVICES — 4.8%
Acadia Healthcare Co., Inc. (a) (b)	4,292	151,078
Aetna, Inc.	3,809	772,656
AmerisourceBergen Corp.	6,551	604,133
Anthem, Inc.	4,729	1,295,983
Cardinal Health, Inc.	1,552	83,808
Centene Corp. (a)	41,826	6,055,568
Chemed Corp.	3,036	970,245
Cigna Corp.	8,963	1,866,545
CVS Health Corp.	6,874	541,121
DaVita, Inc. (a)	4,326	309,871
Encompass Health Corp.	16,988	1,324,215
Envision Healthcare Corp. (a)	2,126	97,222
Express Scripts Holding Co. (a)	25,328	2,406,413
HCA Healthcare, Inc.	13,527	1,881,876
Henry Schein, Inc. (a)	3,339	283,915
Humana, Inc.	9,578	3,242,345
Laboratory Corp. of America Holdings (a)	4,870	845,822
McKesson Corp.	8,620	1,143,443
MEDNAX, Inc. (a)	4,364	203,624
Molina Healthcare, Inc. (a)	14,031	2,086,410
Quest Diagnostics, Inc.	5,330	575,160
UnitedHealth Group, Inc.	940	250,078
Universal Health Services, Inc. Class B	9,337	1,193,642
WellCare Health Plans, Inc. (a)	7,310	2,342,782
		30,527,955
HEALTH CARE TECHNOLOGY — 0.3%
athenahealth, Inc. (a)	1,675	223,780
Cerner Corp. (a)	9,339	601,525
Veeva Systems, Inc. Class A (a)	7,087	771,562
		1,596,867
HOTELS, RESTAURANTS & LEISURE — 2.4%
Aramark	12,659	544,590
Carnival Corp.	12,936	824,929
Chipotle Mexican Grill, Inc. (a)	907	412,250
Choice Hotels International, Inc.	4,792	399,174
Darden Restaurants, Inc.	10,642	1,183,284
Domino's Pizza, Inc.	3,173	935,400
Dunkin' Brands Group, Inc.	3,860	284,559
Extended Stay America, Inc.	15,163	306,747
Hilton Grand Vacations, Inc. (a)	12,245	405,310
Hilton Worldwide Holdings, Inc.	6,450	521,031
Hyatt Hotels Corp. Class A	8,197	652,399
International Game Technology PLC (b)	5,851	115,557
Las Vegas Sands Corp.	5,339	316,763
Marriott International, Inc. Class A	5,872	775,280

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
McDonald's Corp.	1,185	$ 198,239
MGM Resorts International	15,675	437,489
Norwegian Cruise Line Holdings, Ltd. (a)	11,806	678,019
Royal Caribbean Cruises, Ltd.	6,885	894,637
Six Flags Entertainment Corp. (b)	9,149	638,783
Starbucks Corp.	6,271	356,444
Vail Resorts, Inc.	467	128,154
Wendy's Co.	4,860	83,300
Wyndham Destinations, Inc.	11,570	501,675
Wyndham Hotels & Resorts, Inc.	13,180	732,413
Wynn Resorts, Ltd.	6,364	808,610
Yum China Holdings, Inc.	17,795	624,782
Yum! Brands, Inc.	16,468	1,497,106
		15,256,924
HOUSEHOLD DURABLES — 1.4%
D.R. Horton, Inc.	36,525	1,540,625
Garmin, Ltd.	19,484	1,364,854
Leggett & Platt, Inc.	6,017	263,485
Lennar Corp. Class A	7,244	338,222
Lennar Corp. Class B	0	—
Mohawk Industries, Inc. (a)	1,832	321,241
NVR, Inc. (a)	611	1,509,659
PulteGroup, Inc.	73,974	1,832,336
Tempur Sealy International, Inc. (a) (b)	3,158	167,058
Toll Brothers, Inc.	35,961	1,187,792
Whirlpool Corp.	3,407	404,581
		8,929,853
HOUSEHOLD PRODUCTS — 0.3%
Church & Dwight Co., Inc.	3,811	226,259
Clorox Co.	3,400	511,394
Colgate-Palmolive Co.	3,481	233,053
Energizer Holdings, Inc.	8,564	502,279
Kimberly-Clark Corp.	3,591	408,081
Procter & Gamble Co.	1,280	106,534
		1,987,600
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.9%
AES Corp.	46,085	645,190
NRG Energy, Inc.	101,816	3,807,918
Vistra Energy Corp. (a)	60,686	1,509,868
		5,962,976
INDUSTRIAL CONGLOMERATES — 0.3%
3M Co.	865	182,264
Carlisle Cos., Inc.	5,197	632,995
Honeywell International, Inc.	1,730	287,872
Roper Technologies, Inc.	1,792	530,808
		1,633,939
INSURANCE — 3.1%
Aflac, Inc.	16,319	768,135
Alleghany Corp.	129	84,176
Allstate Corp.	7,089	699,684
American Financial Group, Inc.	2,923	324,365
American National Insurance Co.	391	50,552
Aon PLC	3,560	547,457
Security Description	Shares	Value
Arch Capital Group, Ltd. (a)	5,108	$ 152,270
Arthur J Gallagher & Co.	13,774	1,025,337
Assurant, Inc.	1,514	163,436
Assured Guaranty, Ltd.	10,466	441,979
Athene Holding, Ltd. Class A (a)	4,803	248,123
Brighthouse Financial, Inc. (a)	2,611	115,511
Brown & Brown, Inc.	21,655	640,338
Chubb, Ltd.	1,377	184,022
Cincinnati Financial Corp.	4,580	351,790
CNA Financial Corp.	985	44,965
Erie Indemnity Co. Class A	1,510	192,570
Everest Re Group, Ltd.	1,005	229,612
Fidelity National Financial, Inc.	52,213	2,054,582
First American Financial Corp.	17,653	910,718
Hanover Insurance Group, Inc.	4,442	548,010
Lincoln National Corp.	2,585	174,901
Loews Corp.	7,776	390,589
Markel Corp. (a)	76	90,325
Marsh & McLennan Cos., Inc.	10,464	865,582
Mercury General Corp.	645	32,353
MetLife, Inc.	3,968	185,385
Old Republic International Corp.	33,437	748,320
Principal Financial Group, Inc.	3,498	204,948
Progressive Corp.	28,643	2,034,799
Prudential Financial, Inc.	2,033	205,984
Reinsurance Group of America, Inc.	4,009	579,541
Torchmark Corp.	32,111	2,783,703
Travelers Cos., Inc.	3,212	416,629
Unum Group	3,532	137,995
White Mountains Insurance Group, Ltd.	608	569,009
Willis Towers Watson PLC	1,324	186,605
WR Berkley Corp.	4,913	392,696
		19,776,996
INTERACTIVE MEDIA & SERVICES — 0.3%
Alphabet, Inc. Class A (a)	52	62,768
Alphabet, Inc. Class C (a)	36	42,965
Facebook, Inc. Class A (a)	604	99,334
IAC/InterActiveCorp (a)	1,242	269,166
Match Group, Inc. (a) (b)	8,304	480,885
TripAdvisor, Inc. (a) (b)	9,589	489,710
Twitter, Inc. (a)	15,025	427,612
		1,872,440
INTERNET & DIRECT MARKETING RETAIL — 0.4%
Booking Holdings, Inc. (a)	157	311,488
eBay, Inc. (a)	32,408	1,070,112
Expedia Group, Inc.	1,751	228,471
GrubHub, Inc. (a)	5,770	799,837
Qurate Retail, Inc. (a)	6,068	134,770
		2,544,678
IT SERVICES — 4.2%
Accenture PLC Class A	4,027	685,395
Akamai Technologies, Inc. (a)	23,691	1,732,997
Alliance Data Systems Corp.	1,644	388,247
Amdocs, Ltd.	15,239	1,005,469

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Automatic Data Processing, Inc.	6,577	$ 990,891
Black Knight, Inc. (a)	2,966	154,084
Booz Allen Hamilton Holding Corp.	33,372	1,656,252
Broadridge Financial Solutions, Inc.	14,679	1,936,894
Cognizant Technology Solutions Corp. Class A	19,015	1,467,007
Conduent, Inc. (a)	23,386	526,653
CoreLogic, Inc. (a)	9,158	452,497
DXC Technology Co.	3,000	280,560
EPAM Systems, Inc. (a)	8,704	1,198,541
Euronet Worldwide, Inc. (a)	4,315	432,449
Fidelity National Information Services, Inc.	4,212	459,403
First Data Corp. Class A (a)	20,057	490,795
Fiserv, Inc. (a)	9,837	810,372
FleetCor Technologies, Inc. (a)	3,240	738,202
Genpact, Ltd.	15,190	464,966
Global Payments, Inc.	1,959	249,577
GoDaddy, Inc. Class A (a)	2,412	201,137
International Business Machines Corp.	1,867	282,309
Jack Henry & Associates, Inc.	6,349	1,016,348
Leidos Holdings, Inc.	22,789	1,576,087
Mastercard, Inc. Class A	923	205,469
Paychex, Inc.	11,269	829,962
PayPal Holdings, Inc. (a)	5,977	525,020
Sabre Corp.	23,928	624,042
Square, Inc. Class A (a)	544	53,861
Teradata Corp. (a)	16,352	616,634
Total System Services, Inc.	18,458	1,822,543
Twilio, Inc. Class A (a)	1,316	113,544
VeriSign, Inc. (a)	6,674	1,068,641
Visa, Inc. Class A	904	135,681
Western Union Co. (b)	21,156	403,233
WEX, Inc. (a)	1,416	284,276
Worldpay, Inc. Class A	5,218	528,427
		26,408,465
LEISURE EQUIPMENT & PRODUCTS — 0.6%
Brunswick Corp.	15,272	1,023,529
Hasbro, Inc.	4,791	503,630
Polaris Industries, Inc.	20,903	2,110,158
		3,637,317
LIFE SCIENCES TOOLS & SERVICES — 0.9%
Agilent Technologies, Inc.	10,643	750,757
Bio-Rad Laboratories, Inc. Class A (a)	449	140,533
Bio-Techne Corp.	2,103	429,243
Bruker Corp.	8,449	282,619
Charles River Laboratories International, Inc. (a)	4,144	557,534
Illumina, Inc. (a)	3,171	1,163,947
IQVIA Holdings, Inc. (a)	4,554	590,836
Mettler-Toledo International, Inc. (a)	783	476,832
PerkinElmer, Inc.	3,797	369,334
PRA Health Sciences, Inc. (a)	1,012	111,512
QIAGEN NV (a)	4,166	157,808
Thermo Fisher Scientific, Inc.	1,088	265,559
Waters Corp. (a)	2,909	566,324
		5,862,838
Security Description	Shares	Value
MACHINERY — 4.3%
AGCO Corp.	9,175	$ 557,748
Allison Transmission Holdings, Inc.	34,539	1,796,373
Altra Industrial Motion Corp.	343	14,158
Caterpillar, Inc.	4,692	715,483
Colfax Corp. (a)	1,519	54,775
Crane Co.	7,723	759,557
Cummins, Inc.	9,566	1,397,306
Deere & Co.	4,372	657,243
Donaldson Co., Inc.	11,301	658,396
Dover Corp.	21,300	1,885,689
Flowserve Corp.	5,031	275,145
Fortive Corp.	6,558	552,184
Gardner Denver Holdings, Inc. (a)	2,288	64,842
Gates Industrial Corp. PLC (a) (b)	2,632	51,324
Graco, Inc.	24,842	1,151,178
IDEX Corp.	6,492	978,085
Illinois Tool Works, Inc.	3,531	498,295
Ingersoll-Rand PLC	12,722	1,301,461
ITT, Inc.	34,889	2,137,300
Lincoln Electric Holdings, Inc.	3,577	334,235
Middleby Corp. (a)	1,283	165,956
Nordson Corp.	2,572	357,251
Oshkosh Corp.	11,726	835,360
PACCAR, Inc.	20,097	1,370,414
Parker-Hannifin Corp.	2,147	394,898
Pentair PLC	23,966	1,038,926
Snap-on, Inc.	5,068	930,485
Stanley Black & Decker, Inc.	5,241	767,492
Terex Corp.	27,010	1,077,969
Timken Co.	9,028	450,046
Toro Co.	5,493	329,415
Trinity Industries, Inc.	24,983	915,377
WABCO Holdings, Inc. (a)	6,750	796,095
Wabtec Corp.	3,442	360,997
Welbilt, Inc. (a)	7,527	157,164
Xylem, Inc.	18,667	1,490,933
		27,279,555
MARINE — 0.3%
Kirby Corp. (a)	20,101	1,653,307
MEDIA — 0.9%
AMC Networks, Inc. Class A (a) (b)	5,791	384,175
Cable One, Inc.	87	76,874
CBS Corp. Class B	5,811	333,842
Charter Communications, Inc. Class A (a)	580	189,010
Comcast Corp. Class A	2,814	99,644
Discovery, Inc. Class A (a) (b)	5,001	160,032
Discovery, Inc. Class C (a)	6,636	196,293
Interpublic Group of Cos., Inc.	49,216	1,125,570
John Wiley & Sons, Inc. Class A	12,479	756,227
Liberty Broadband Corp. Class A (a)	856	72,187
Liberty Broadband Corp. Class C (a)	3,330	280,719
Liberty Media Corp.-Liberty SiriusXM Class A (a)	4,401	191,179
Liberty Media Corp.-Liberty SiriusXM Class C (a)	8,938	388,356

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
News Corp. Class A	15,478	$ 204,155
News Corp. Class B	4,733	64,369
Omnicom Group, Inc.	11,254	765,497
Sirius XM Holdings, Inc. (b)	43,679	276,051
Tribune Media Co. Class A	1,799	69,136
		5,633,316
METALS & MINING — 2.9%
Alcoa Corp. (a)	89,286	3,607,154
Freeport-McMoRan, Inc.	211,717	2,947,101
Newmont Mining Corp.	46,506	1,404,481
Nucor Corp.	35,469	2,250,508
Reliance Steel & Aluminum Co.	21,497	1,833,479
Royal Gold, Inc.	4,091	315,253
Southern Copper Corp.	3,459	149,221
Steel Dynamics, Inc.	71,897	3,249,026
United States Steel Corp. (b)	84,375	2,571,750
		18,327,973
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.3%
AGNC Investment Corp. REIT	10,100	188,163
Annaly Capital Management, Inc. REIT	28,606	292,640
Chimera Investment Corp. REIT	18,403	333,647
MFA Financial, Inc. REIT	20,663	151,873
New Residential Investment Corp. REIT	38,476	685,642
Two Harbors Investment Corp. REIT	10,866	162,229
		1,814,194
MULTI-UTILITIES — 1.2%
Ameren Corp.	15,633	988,318
CenterPoint Energy, Inc.	25,648	709,167
CMS Energy Corp.	12,340	604,660
Consolidated Edison, Inc.	13,432	1,023,384
Dominion Energy, Inc.	2,832	199,033
DTE Energy Co.	6,761	737,828
MDU Resources Group, Inc.	21,096	541,956
NiSource, Inc.	10,666	265,797
Public Service Enterprise Group, Inc.	19,359	1,021,962
Sempra Energy	4,424	503,230
Vectren Corp.	9,121	652,060
WEC Energy Group, Inc.	9,801	654,315
		7,901,710
MULTILINE RETAIL — 3.4%
Dollar General Corp.	40,657	4,443,810
Dollar Tree, Inc. (a)	26,616	2,170,535
Kohl's Corp.	70,911	5,286,415
Macy's, Inc.	87,610	3,042,695
Nordstrom, Inc. (b)	18,938	1,132,682
Target Corp.	59,344	5,234,734
		21,310,871
OIL, GAS & CONSUMABLE FUELS — 6.6%
Anadarko Petroleum Corp.	9,008	607,229
Andeavor	4,757	730,200
Antero Resources Corp. (a)	19,454	344,530
Apache Corp.	21,256	1,013,274
Security Description	Shares	Value
Cabot Oil & Gas Corp.	14,997	$ 337,732
Centennial Resource Development, Inc. Class A (a) (b)	18,422	402,521
Cheniere Energy, Inc. (a)	9,716	675,165
Chesapeake Energy Corp. (a)	30,872	138,615
Chevron Corp.	1,645	201,151
Cimarex Energy Co.	13,388	1,244,281
CNX Resources Corp. (a)	79,595	1,139,004
Concho Resources, Inc. (a)	14,676	2,241,759
ConocoPhillips	9,346	723,380
Continental Resources, Inc. (a)	3,138	214,263
Devon Energy Corp.	44,936	1,794,744
Diamondback Energy, Inc. (b)	9,991	1,350,683
Energen Corp. (a)	10,004	862,045
EOG Resources, Inc.	5,292	675,100
EQT Corp.	972	42,992
Extraction Oil & Gas, Inc. (a)	3,746	42,292
Exxon Mobil Corp.	1,032	87,741
Hess Corp.	1,416	101,357
HollyFrontier Corp.	48,146	3,365,405
Kinder Morgan, Inc.	5,636	99,926
Kosmos Energy, Ltd. (a)	4,858	45,422
Marathon Oil Corp.	16,904	393,525
Marathon Petroleum Corp.	65,490	5,237,235
Murphy Oil Corp. (b)	33,739	1,124,858
Newfield Exploration Co. (a)	20,750	598,223
Noble Energy, Inc.	2,530	78,911
Occidental Petroleum Corp.	11,317	929,918
ONEOK, Inc.	11,125	754,164
Parsley Energy, Inc. Class A (a)	3,442	100,679
PBF Energy, Inc. Class A	52,376	2,614,086
Phillips 66	28,231	3,182,198
Pioneer Natural Resources Co.	4,658	811,377
QEP Resources, Inc. (a)	87,250	987,670
Range Resources Corp. (b)	2,834	48,150
SM Energy Co.	12,652	398,918
Targa Resources Corp.	9,812	552,514
Valero Energy Corp.	40,820	4,643,275
Whiting Petroleum Corp. (a)	4,352	230,830
Williams Cos., Inc.	11,206	304,691
WPX Energy, Inc. (a)	13,462	270,855
		41,742,888
PAPER & FOREST PRODUCTS — 0.2%
Domtar Corp.	20,366	1,062,494
PERSONAL PRODUCTS — 0.6%
Estee Lauder Cos., Inc. Class A	4,468	649,290
Herbalife Nutrition, Ltd. (a)	29,134	1,589,260
Nu Skin Enterprises, Inc. Class A	18,341	1,511,665
		3,750,215
PHARMACEUTICALS — 0.6%
Bristol-Myers Squibb Co.	7,629	473,608
Catalent, Inc. (a)	7,288	331,968
Eli Lilly & Co.	2,254	241,877
Jazz Pharmaceuticals PLC (a)	3,904	656,380
Johnson & Johnson	310	42,833
Merck & Co., Inc.	1,243	88,178
Mylan NV (a)	15,557	569,386

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Perrigo Co. PLC (b)	5,142	$ 364,054
Pfizer, Inc.	3,360	148,075
Zoetis, Inc.	9,281	849,768
		3,766,127
PROFESSIONAL SERVICES — 0.9%
CoStar Group, Inc. (a)	1,632	686,811
Dun & Bradstreet Corp.	3,427	488,382
Equifax, Inc.	2,379	310,626
IHS Markit, Ltd. (a)	4,036	217,783
ManpowerGroup, Inc.	3,448	296,390
Nielsen Holdings PLC	8,075	223,354
Robert Half International, Inc.	37,728	2,655,297
TransUnion	8,511	626,239
Verisk Analytics, Inc. (a)	4,056	488,951
		5,993,833
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
CBRE Group, Inc. Class A (a)	62,075	2,737,508
Howard Hughes Corp. (a)	363	45,092
Jones Lang LaSalle, Inc.	14,657	2,115,298
Realogy Holdings Corp. (b)	7,133	147,225
		5,045,123
ROAD & RAIL — 1.5%
AMERCO	741	264,278
CSX Corp.	7,162	530,346
Genesee & Wyoming, Inc. Class A (a)	5,655	514,548
JB Hunt Transport Services, Inc.	17,849	2,122,960
Kansas City Southern	7,946	900,123
Landstar System, Inc.	9,655	1,177,910
Norfolk Southern Corp.	6,317	1,140,219
Old Dominion Freight Line, Inc.	9,340	1,506,168
Ryder System, Inc.	7,512	548,902
Schneider National, Inc. Class B	22,470	561,301
Union Pacific Corp.	3,362	547,434
		9,814,189
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.7%
Applied Materials, Inc.	28,300	1,093,795
Broadcom, Inc.	608	150,012
Cypress Semiconductor Corp.	24,940	361,381
First Solar, Inc. (a)	39,334	1,904,552
Intel Corp.	5,987	283,125
KLA-Tencor Corp.	9,113	926,883
Lam Research Corp.	9,084	1,378,043
Marvell Technology Group, Ltd.	69,446	1,340,308
Maxim Integrated Products, Inc.	19,174	1,081,222
Microchip Technology, Inc. (b)	9,446	745,384
Micron Technology, Inc. (a)	57,279	2,590,729
MKS Instruments, Inc.	23,378	1,873,747
Monolithic Power Systems, Inc.	4,554	571,664
NVIDIA Corp.	1,179	331,323
NXP Semiconductors NV	4,062	347,301
ON Semiconductor Corp. (a)	89,542	1,650,259
Qorvo, Inc. (a)	9,913	762,210
QUALCOMM, Inc. (b)	3,864	278,324
Skyworks Solutions, Inc.	11,947	1,083,712
Security Description	Shares	Value
Teradyne, Inc.	51,255	$ 1,895,410
Texas Instruments, Inc.	6,564	704,251
Universal Display Corp. (b)	765	90,193
Versum Materials, Inc.	21,016	756,786
Xilinx, Inc.	18,063	1,448,111
		23,648,725
SOFTWARE — 3.4%
Adobe Systems, Inc. (a)	1,418	382,789
ANSYS, Inc. (a)	6,468	1,207,446
Aspen Technology, Inc. (a)	12,643	1,440,164
Atlassian Corp. PLC Class A (a)	3,806	365,909
Autodesk, Inc. (a)	307	47,926
CA, Inc.	24,120	1,064,898
Cadence Design Systems, Inc. (a)	9,070	411,052
CDK Global, Inc.	8,291	518,685
Citrix Systems, Inc. (a)	14,943	1,661,064
Dell Technologies, Inc. Class V (a)	13,566	1,317,530
Fair Isaac Corp. (a)	3,138	717,190
Fortinet, Inc. (a)	20,845	1,923,368
Guidewire Software, Inc. (a)	4,619	466,565
Intuit, Inc.	4,310	980,094
LogMeIn, Inc.	497	44,283
Manhattan Associates, Inc. (a)	6,183	337,592
Microsoft Corp.	1,383	158,174
Oracle Corp.	236	12,168
Paycom Software, Inc. (a)	4,756	739,130
Pegasystems, Inc.	2,226	139,348
Proofpoint, Inc. (a)	608	64,649
PTC, Inc. (a)	1,575	167,249
Red Hat, Inc. (a)	7,895	1,075,931
RingCentral, Inc. Class A (a)	2,934	273,009
salesforce.com, Inc. (a)	2,312	367,677
ServiceNow, Inc. (a)	2,200	430,386
Splunk, Inc. (a)	3,827	462,722
SS&C Technologies Holdings, Inc.	5,346	303,813
Symantec Corp.	2,024	43,071
Synopsys, Inc. (a)	10,026	988,664
Tableau Software, Inc. Class A (a)	2,111	235,883
Tyler Technologies, Inc. (a)	2,905	711,899
Ultimate Software Group, Inc. (a)	1,513	487,473
VMware, Inc. Class A (a)	9,508	1,483,818
Workday, Inc. Class A (a)	568	82,917
Zendesk, Inc. (a)	3,542	251,482
		21,366,018
SPECIALTY RETAIL — 5.4%
Advance Auto Parts, Inc.	4,020	676,687
AutoNation, Inc. (a)	8,507	353,466
AutoZone, Inc. (a)	2,341	1,815,914
Best Buy Co., Inc.	83,721	6,644,099
Burlington Stores, Inc. (a)	13,708	2,233,307
CarMax, Inc. (a)	7,721	576,527
Dick's Sporting Goods, Inc.	8,402	298,103
Floor & Decor Holdings, Inc. Class A (a)	2,107	63,568
Foot Locker, Inc.	13,093	667,481
Gap, Inc.	104,528	3,015,633
Home Depot, Inc.	1,365	282,760

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
L Brands, Inc.	4,545	$ 137,714
Lowe's Cos., Inc.	8,070	926,597
Michaels Cos., Inc. (a) (b)	20,141	326,888
O'Reilly Automotive, Inc. (a)	6,571	2,282,240
Penske Automotive Group, Inc.	2,219	105,158
Ross Stores, Inc.	35,395	3,507,645
Tiffany & Co.	8,622	1,111,979
TJX Cos., Inc.	16,262	1,821,669
Tractor Supply Co.	41,099	3,735,077
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,876	529,257
Urban Outfitters, Inc. (a)	35,483	1,451,255
Williams-Sonoma, Inc. (b)	23,789	1,563,413
		34,126,437
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.5%
Apple, Inc.	1,973	445,385
Hewlett Packard Enterprise Co.	131,542	2,145,450
HP, Inc.	108,088	2,785,428
NCR Corp. (a)	4,250	120,742
NetApp, Inc.	36,603	3,143,832
Pure Storage, Inc. Class A (a)	7,996	207,496
Western Digital Corp.	9,814	574,512
Xerox Corp.	13,086	353,060
		9,775,905
TEXTILES, APPAREL & LUXURY GOODS — 2.8%
Carter's, Inc.	13,235	1,304,971
Columbia Sportswear Co.	7,288	678,294
Hanesbrands, Inc. (b)	24,051	443,260
Lululemon Athletica, Inc. (a)	12,059	1,959,467
Michael Kors Holdings, Ltd. (a)	62,699	4,298,643
NIKE, Inc. Class B	10,936	926,498
PVH Corp.	7,442	1,074,625
Ralph Lauren Corp.	22,475	3,091,436
Skechers U.S.A., Inc. Class A (a)	34,342	959,172
Tapestry, Inc.	20,021	1,006,456
Under Armour, Inc. Class A (a) (b)	3,036	64,424
Under Armour, Inc. Class C (a) (b)	2,632	51,219
VF Corp.	17,415	1,627,432
		17,485,897
THRIFTS & MORTGAGE FINANCE — 0.0%
New York Community Bancorp, Inc. (b)	12,865	133,410
TOBACCO — 0.0%
Altria Group, Inc.	1,042	62,843
Philip Morris International, Inc.	646	52,675
		115,518
TRADING COMPANIES & DISTRIBUTORS — 1.9%
Air Lease Corp.	15,289	701,459
Fastenal Co. (b)	26,504	1,537,762
Security Description	Shares	Value
HD Supply Holdings, Inc. (a)	55,839	$ 2,389,351
MSC Industrial Direct Co., Inc. Class A	6,563	578,266
United Rentals, Inc. (a)	12,438	2,034,857
Univar, Inc. (a)	8,137	249,480
W.W. Grainger, Inc.	7,739	2,765,996
Watsco, Inc. (b)	6,055	1,078,396
WESCO International, Inc. (a)	7,113	437,094
		11,772,661
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	6,115	537,936
Aqua America, Inc.	7,481	276,049
		813,985
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	9,329	283,882
T-Mobile US, Inc. (a)	2,501	175,520
		459,402
TOTAL COMMON STOCKS (Cost $560,012,903)		633,999,556
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (d) (e)	344,139	344,139
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	3,986,309	3,986,309
TOTAL SHORT-TERM INVESTMENTS (Cost $4,330,448)		4,330,448
TOTAL INVESTMENTS — 100.6% (Cost $564,343,351)		638,330,004
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(3,557,070)
NET ASSETS — 100.0%		$ 634,772,934

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2018.
(f)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 18,261,072	$—	$—	$ 18,261,072
Air Freight & Logistics	6,683,150	—	—	6,683,150
Airlines	5,362,264	—	—	5,362,264
Auto Components	10,962,203	—	—	10,962,203
Automobiles	2,486,514	—	—	2,486,514
Banks	8,823,592	—	—	8,823,592
Beverages	1,746,439	—	—	1,746,439
Biotechnology	5,372,697	—	—	5,372,697
Building Products	5,187,106	—	—	5,187,106
Capital Markets	20,253,575	—	—	20,253,575
Chemicals	21,776,050	—	—	21,776,050
Commercial Services & Supplies	5,420,679	—	—	5,420,679
Communications Equipment	8,331,784	—	—	8,331,784
Construction & Engineering	5,930,040	—	—	5,930,040
Construction Materials	1,001,770	—	—	1,001,770
Consumer Finance	7,121,571	—	—	7,121,571
Containers & Packaging	7,888,815	—	—	7,888,815
Distributors	1,523,542	—	—	1,523,542
Diversified Consumer Services	4,128,885	—	—	4,128,885
Diversified Financial Services	746,537	—	—	746,537
Diversified Telecommunication Services	569,448	—	—	569,448
Electric Utilities	9,182,635	—	—	9,182,635
Electrical Equipment	7,352,958	—	—	7,352,958
Electronic Equipment, Instruments & Components	11,213,063	—	—	11,213,063
Energy Equipment & Services	2,658,076	—	—	2,658,076
Entertainment	5,834,701	—	—	5,834,701
Equity Real Estate Investment Trusts (REITs)	12,635,990	—	—	12,635,990
Food & Staples Retailing	10,404,866	—	—	10,404,866
Food Products	9,630,105	—	—	9,630,105
Gas Utilities	1,511,289	—	—	1,511,289
Health Care Equipment & Supplies	13,205,539	—	—	13,205,539
Health Care Providers & Services	30,527,955	—	—	30,527,955
Health Care Technology	1,596,867	—	—	1,596,867
Hotels, Restaurants & Leisure	15,256,924	—	—	15,256,924
Household Durables	8,929,853	—	—	8,929,853
Household Products	1,987,600	—	—	1,987,600
Independent Power and Renewable Electricity Producers	5,962,976	—	—	5,962,976
Industrial Conglomerates	1,633,939	—	—	1,633,939
Insurance	19,776,996	—	—	19,776,996
Interactive Media & Services	1,872,440	—	—	1,872,440
Internet & Direct Marketing Retail	2,544,678	—	—	2,544,678
IT Services	26,408,465	—	—	26,408,465
Leisure Equipment & Products	3,637,317	—	—	3,637,317
Life Sciences Tools & Services	5,862,838	—	—	5,862,838
Machinery	27,279,555	—	—	27,279,555
Marine	1,653,307	—	—	1,653,307
Media	5,633,316	—	—	5,633,316
Metals & Mining	18,327,973	—	—	18,327,973
Mortgage Real Estate Investment Trust (REITs)	1,814,194	—	—	1,814,194
See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Multi-Utilities	$ 7,901,710	$—	$—	$ 7,901,710
Multiline Retail	21,310,871	—	—	21,310,871
Oil, Gas & Consumable Fuels	41,742,888	—	—	41,742,888
Paper & Forest Products	1,062,494	—	—	1,062,494
Personal Products	3,750,215	—	—	3,750,215
Pharmaceuticals	3,766,127	—	—	3,766,127
Professional Services	5,993,833	—	—	5,993,833
Real Estate Management & Development	5,045,123	—	—	5,045,123
Road & Rail	9,814,189	—	—	9,814,189
Semiconductors & Semiconductor Equipment	23,648,725	—	—	23,648,725
Software	21,366,018	—	—	21,366,018
Specialty Retail	34,126,437	—	—	34,126,437
Technology Hardware, Storage & Peripherals	9,775,905	—	—	9,775,905
Textiles, Apparel & Luxury Goods	17,485,897	—	—	17,485,897
Thrifts & Mortgage Finance	133,410	—	—	133,410
Tobacco	115,518	—	—	115,518
Trading Companies & Distributors	11,772,661	—	—	11,772,661
Water Utilities	813,985	—	—	813,985
Wireless Telecommunication Services	459,402	—	—	459,402
Short-Term Investments	4,330,448	—	—	4,330,448
TOTAL INVESTMENTS	$638,330,004	$—	$—	$638,330,004
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Corp.	4,292	$ 399,542	$ 4,512	$ —	$—	$(40,114)	4,344	$ 363,940	$ 2,042	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	642,363	642,363	3,787,661	4,085,885	—	—	344,139	344,139	2,421	—
State Street Navigator Securities Lending Government Money Market Portfolio	1,693,489	1,693,489	8,641,287	6,348,467	—	—	3,986,309	3,986,309	6,461	—
Total		$2,735,394	$12,433,460	$10,434,352	$—	$(40,114)		$4,694,388	$10,924	$—
See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.4%
Arconic, Inc.	31,200	$ 686,712
Huntington Ingalls Industries, Inc.	3,460	886,037
		1,572,749
AIR FREIGHT & LOGISTICS — 0.5%
C.H. Robinson Worldwide, Inc.	20,811	2,037,813
AIRLINES — 1.5%
Alaska Air Group, Inc.	37,000	2,547,820
Copa Holdings SA Class A	9,655	770,855
Delta Air Lines, Inc.	49,777	2,878,604
		6,197,279
AUTO COMPONENTS — 1.0%
Adient PLC (a)	17,000	668,270
BorgWarner, Inc.	15,767	674,512
Gentex Corp.	50,721	1,088,473
Goodyear Tire & Rubber Co.	42,500	994,075
Lear Corp.	3,900	565,500
		3,990,830
AUTOMOBILES — 1.4%
Ford Motor Co.	240,416	2,223,848
Harley-Davidson, Inc.	51,202	2,319,451
Thor Industries, Inc.	13,533	1,132,712
		5,676,011
BANKS — 0.5%
First Hawaiian, Inc.	5,100	138,516
FNB Corp.	27,154	345,399
PacWest Bancorp	11,187	533,061
People's United Financial, Inc.	26,246	449,331
Popular, Inc.	6,547	335,534
Umpqua Holdings Corp.	14,800	307,840
		2,109,681
BEVERAGES — 0.7%
Molson Coors Brewing Co. Class B	44,358	2,728,017
BUILDING PRODUCTS — 0.3%
Fortune Brands Home & Security, Inc.	11,565	605,544
Owens Corning	11,542	626,384
		1,231,928
CAPITAL MARKETS — 2.6%
BGC Partners, Inc. Class A	80,405	950,387
Eaton Vance Corp.	18,407	967,472
Evercore, Inc. Class A	9,000	904,950
Franklin Resources, Inc.	78,738	2,394,423
Invesco, Ltd.	115,642	2,645,889
Lazard, Ltd. Class A	35,711	1,718,770
Legg Mason, Inc.	23,830	744,211
LPL Financial Holdings, Inc.	6,971	449,699
		10,775,801
CHEMICALS — 4.2%
Cabot Corp.	18,619	1,167,784
Celanese Corp. Series A	8,511	970,254
CF Industries Holdings, Inc.	58,417	3,180,221
Eastman Chemical Co.	19,826	1,897,745
Security Description	Shares	Value
Huntsman Corp.	16,277	$ 443,223
International Flavors & Fragrances, Inc.	8,796	1,223,699
LyondellBasell Industries NV Class A	48,498	4,971,530
NewMarket Corp.	833	337,790
Olin Corp.	42,304	1,086,367
RPM International, Inc.	20,716	1,345,297
Scotts Miracle-Gro Co. (a)	11,439	900,592
		17,524,502
COMMERCIAL SERVICES & SUPPLIES — 0.3%
KAR Auction Services, Inc.	23,446	1,399,492
COMMUNICATIONS EQUIPMENT — 0.7%
Juniper Networks, Inc.	101,365	3,037,909
CONSTRUCTION & ENGINEERING — 0.4%
Fluor Corp.	27,185	1,579,448
CONSUMER FINANCE — 0.1%
Navient Corp.	35,409	477,313
CONTAINERS & PACKAGING — 2.6%
Ardagh Group SA	5,700	95,133
Avery Dennison Corp.	9,953	1,078,408
Bemis Co., Inc.	27,984	1,360,022
Graphic Packaging Holding Co.	58,605	821,056
International Paper Co.	46,191	2,270,288
Packaging Corp. of America	15,114	1,657,855
Sonoco Products Co.	17,801	987,955
WestRock Co.	49,594	2,650,303
		10,921,020
DISTRIBUTORS — 0.2%
Genuine Parts Co.	8,478	842,713
DIVERSIFIED CONSUMER SERVICES — 0.6%
H&R Block, Inc. (a)	64,361	1,657,296
Service Corp. International	16,100	711,620
		2,368,916
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Jefferies Financial Group, Inc.	43,600	957,456
ELECTRIC UTILITIES — 5.9%
Alliant Energy Corp.	26,076	1,110,055
American Electric Power Co., Inc.	23,438	1,661,285
Avangrid, Inc.	3,294	157,881
Edison International	41,184	2,787,333
Entergy Corp.	31,501	2,555,676
Evergy, Inc.	9,817	539,150
Eversource Energy	24,751	1,520,701
Exelon Corp.	46,585	2,033,901
FirstEnergy Corp.	41,568	1,545,083
Hawaiian Electric Industries, Inc.	26,380	938,864
OGE Energy Corp.	57,856	2,101,330
PG&E Corp. (b)	42,864	1,972,173
Pinnacle West Capital Corp.	18,659	1,477,420
PPL Corp.	83,421	2,440,899
Xcel Energy, Inc.	36,898	1,741,955
		24,583,706

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 1.6%
Eaton Corp. PLC	45,498	$ 3,946,042
Hubbell, Inc.	16,754	2,237,832
Regal Beloit Corp.	3,845	317,020
		6,500,894
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Jabil, Inc.	18,600	503,688
National Instruments Corp.	15,477	748,003
		1,251,691
ENERGY EQUIPMENT & SERVICES — 0.2%
Helmerich & Payne, Inc.	13,283	913,472
RPC, Inc.	6,600	102,168
		1,015,640
ENTERTAINMENT — 1.2%
Cinemark Holdings, Inc.	32,893	1,322,299
Viacom, Inc. Class B	108,498	3,662,892
		4,985,191
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.2%
Apple Hospitality REIT, Inc.	66,553	1,164,012
AvalonBay Communities, Inc. REIT	9,100	1,648,465
Brandywine Realty Trust REIT	31,400	493,608
Brixmor Property Group, Inc. REIT	93,257	1,632,930
Camden Property Trust REIT	7,045	659,201
Columbia Property Trust, Inc. REIT	25,943	613,293
CoreSite Realty Corp. REIT	5,445	605,157
Corporate Office Properties Trust REIT	9,800	292,334
CubeSmart REIT	21,515	613,823
Duke Realty Corp. REIT	23,382	663,347
EPR Properties REIT	22,673	1,551,060
Equity LifeStyle Properties, Inc. REIT	6,992	674,378
Extra Space Storage, Inc. REIT	18,242	1,580,487
Federal Realty Investment Trust REIT	5,972	755,279
Forest City Realty Trust, Inc. Class A REIT	14,700	368,823
Gaming and Leisure Properties, Inc. REIT	62,009	2,185,817
HCP, Inc. REIT	61,318	1,613,890
Highwoods Properties, Inc. REIT	20,174	953,423
Hospitality Properties Trust REIT	50,286	1,450,248
Host Hotels & Resorts, Inc. REIT	109,846	2,317,751
Iron Mountain, Inc. REIT	27,485	948,782
Kimco Realty Corp. REIT	88,416	1,480,084
Lamar Advertising Co. Class A REIT	25,644	1,995,103
Liberty Property Trust REIT	23,239	981,848
Life Storage, Inc. REIT	4,495	427,744
Medical Properties Trust, Inc. REIT	111,527	1,662,868
Mid-America Apartment Communities, Inc. REIT	9,100	911,638
National Retail Properties, Inc. REIT	21,769	975,687
Omega Healthcare Investors, Inc. REIT	16,126	528,449
Outfront Media, Inc. REIT	43,003	857,910
Park Hotels & Resorts, Inc. REIT	43,405	1,424,552
Public Storage REIT	9,700	1,955,811
Security Description	Shares	Value
Rayonier, Inc. REIT	18,007	$ 608,817
Retail Properties of America, Inc. Class A REIT	67,218	819,387
Senior Housing Properties Trust REIT	45,402	797,259
Spirit MTA REIT	1	12
STORE Capital Corp. REIT	14,703	408,596
Taubman Centers, Inc. REIT	6,410	383,510
Ventas, Inc. REIT	22,770	1,238,233
Weingarten Realty Investors REIT	36,645	1,090,555
WP Carey, Inc. REIT	17,624	1,133,399
		42,467,570
FOOD & STAPLES RETAILING — 0.8%
Casey's General Stores, Inc.	2,600	335,686
Kroger Co.	108,493	3,158,231
		3,493,917
FOOD PRODUCTS — 5.5%
Archer-Daniels-Midland Co.	62,049	3,119,203
Bunge, Ltd.	43,262	2,972,532
Campbell Soup Co. (a)	54,474	1,995,383
Conagra Brands, Inc.	30,600	1,039,482
Flowers Foods, Inc.	55,562	1,036,787
General Mills, Inc.	91,376	3,921,858
Hershey Co.	25,001	2,550,102
Hormel Foods Corp. (a)	22,660	892,804
Ingredion, Inc.	15,061	1,580,802
J.M. Smucker Co.	22,834	2,342,997
Kellogg Co.	22,900	1,603,458
		23,055,408
GAS UTILITIES — 0.6%
Atmos Energy Corp.	5,025	471,898
National Fuel Gas Co.	21,312	1,194,751
UGI Corp.	15,951	884,961
		2,551,610
HEALTH CARE PROVIDERS & SERVICES — 1.1%
AmerisourceBergen Corp.	15,614	1,439,923
Cardinal Health, Inc.	29,188	1,576,152
Encompass Health Corp.	8,023	625,393
Quest Diagnostics, Inc.	10,000	1,079,100
		4,720,568
HOTELS, RESTAURANTS & LEISURE — 3.1%
Carnival Corp.	41,572	2,651,046
Darden Restaurants, Inc.	38,133	4,240,008
Extended Stay America, Inc.	51,193	1,035,634
International Game Technology PLC (a)	6,842	135,130
Royal Caribbean Cruises, Ltd.	18,786	2,441,053
Six Flags Entertainment Corp. (a)	21,934	1,531,432
Wyndham Destinations, Inc.	20,099	871,493
		12,905,796
HOUSEHOLD DURABLES — 2.3%
Garmin, Ltd.	34,964	2,449,228
Leggett & Platt, Inc.	40,249	1,762,504
Newell Brands, Inc.	108,200	2,196,460

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
PulteGroup, Inc.	18,182	$ 450,368
Whirlpool Corp.	21,314	2,531,038
		9,389,598
HOUSEHOLD PRODUCTS — 1.8%
Clorox Co.	18,778	2,824,399
Energizer Holdings, Inc.	8,500	498,525
Kimberly-Clark Corp.	34,200	3,886,488
Spectrum Brands Holdings, Inc.	4,400	328,768
		7,538,180
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.3%
AES Corp.	89,941	1,259,174
INSURANCE — 3.9%
American National Insurance Co.	1,147	148,296
Arthur J Gallagher & Co.	21,802	1,622,941
Assurant, Inc.	5,453	588,651
Assured Guaranty, Ltd.	29,251	1,235,270
Cincinnati Financial Corp.	17,174	1,319,135
CNA Financial Corp.	2,392	109,195
Erie Indemnity Co. Class A	7,632	973,309
Everest Re Group, Ltd.	3,877	885,778
Fidelity National Financial, Inc.	81,182	3,194,512
First American Financial Corp.	29,420	1,517,778
Mercury General Corp.	8,368	419,739
Old Republic International Corp.	87,080	1,948,850
Principal Financial Group, Inc.	20,800	1,218,672
Unum Group	21,563	842,466
		16,024,592
IT SERVICES — 2.3%
Amdocs, Ltd.	16,700	1,101,866
Booz Allen Hamilton Holding Corp.	16,571	822,419
Leidos Holdings, Inc.	40,700	2,814,812
Paychex, Inc.	28,701	2,113,828
Sabre Corp.	47,173	1,230,272
Western Union Co. (a)	68,563	1,306,811
		9,390,008
LEISURE EQUIPMENT & PRODUCTS — 1.2%
Brunswick Corp.	5,652	378,797
Hasbro, Inc.	29,871	3,140,039
Polaris Industries, Inc.	15,984	1,613,585
		5,132,421
MACHINERY — 6.5%
Allison Transmission Holdings, Inc.	20,266	1,054,035
Crane Co.	6,958	684,319
Cummins, Inc.	43,370	6,335,056
Donaldson Co., Inc.	12,380	721,259
Dover Corp.	30,700	2,717,871
Flowserve Corp.	10,900	596,121
Ingersoll-Rand PLC	27,600	2,823,480
Lincoln Electric Holdings, Inc.	6,701	626,141
Oshkosh Corp.	4,955	352,994
PACCAR, Inc.	76,800	5,236,992
Pentair PLC	49,500	2,145,825
Snap-on, Inc.	10,613	1,948,547
Timken Co.	15,067	751,090
Security Description	Shares	Value
Toro Co.	9,600	$ 575,712
Trinity Industries, Inc.	10,594	388,164
		26,957,606
MEDIA — 1.9%
Interpublic Group of Cos., Inc.	118,111	2,701,199
John Wiley & Sons, Inc. Class A	9,967	604,000
Omnicom Group, Inc.	62,605	4,258,392
Tribune Media Co. Class A	7,728	296,987
Viacom, Inc. Class A	2,537	92,727
		7,953,305
METALS & MINING — 1.3%
Nucor Corp.	47,698	3,026,438
Reliance Steel & Aluminum Co.	17,031	1,452,574
Steel Dynamics, Inc.	19,587	885,137
		5,364,149
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 2.1%
AGNC Investment Corp. REIT	83,603	1,557,524
Annaly Capital Management, Inc. REIT	250,974	2,567,464
Chimera Investment Corp. REIT	57,154	1,036,202
MFA Financial, Inc. REIT	121,894	895,921
New Residential Investment Corp. REIT	102,678	1,829,722
Two Harbors Investment Corp. REIT	53,242	794,903
		8,681,736
MULTI-UTILITIES — 4.9%
Ameren Corp.	28,448	1,798,483
CenterPoint Energy, Inc.	93,250	2,578,362
CMS Energy Corp.	29,161	1,428,889
Consolidated Edison, Inc.	46,626	3,552,435
DTE Energy Co.	20,080	2,191,330
MDU Resources Group, Inc.	59,610	1,531,381
NiSource, Inc.	21,989	547,966
Public Service Enterprise Group, Inc.	23,716	1,251,968
SCANA Corp.	43,792	1,703,071
Sempra Energy	13,500	1,535,625
Vectren Corp.	8,180	584,788
WEC Energy Group, Inc.	22,703	1,515,652
		20,219,950
MULTILINE RETAIL — 3.9%
Kohl's Corp.	51,420	3,833,361
Macy's, Inc.	94,126	3,268,996
Nordstrom, Inc. (a)	36,171	2,163,388
Target Corp.	80,178	7,072,501
		16,338,246
OIL, GAS & CONSUMABLE FUELS — 4.9%
Apache Corp.	96,300	4,590,621
HollyFrontier Corp.	21,514	1,503,829
Marathon Petroleum Corp.	46,053	3,682,858
Murphy Oil Corp.	50,456	1,682,203
PBF Energy, Inc. Class A	34,256	1,709,717
Targa Resources Corp.	31,473	1,772,245
Valero Energy Corp.	33,056	3,760,120

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Williams Cos., Inc.	61,324	$ 1,667,399
		20,368,992
PAPER & FOREST PRODUCTS — 0.2%
Domtar Corp.	19,199	1,001,612
PERSONAL PRODUCTS — 0.2%
Nu Skin Enterprises, Inc. Class A	9,521	784,721
PROFESSIONAL SERVICES — 1.3%
Dun & Bradstreet Corp.	2,729	388,910
ManpowerGroup, Inc.	12,423	1,067,881
Nielsen Holdings PLC	93,201	2,577,939
Robert Half International, Inc.	18,213	1,281,831
		5,316,561
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Realogy Holdings Corp. (a)	19,700	406,608
ROAD & RAIL — 0.3%
Ryder System, Inc.	16,125	1,178,254
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
Cypress Semiconductor Corp.	48,900	708,561
KLA-Tencor Corp.	15,700	1,596,847
Maxim Integrated Products, Inc.	32,780	1,848,464
Xilinx, Inc.	33,242	2,665,011
		6,818,883
SOFTWARE — 0.7%
CA, Inc.	66,916	2,954,341
SPECIALTY RETAIL — 3.4%
Best Buy Co., Inc.	46,561	3,695,081
Dick's Sporting Goods, Inc.	23,723	841,692
Foot Locker, Inc.	36,053	1,837,982
Gap, Inc.	67,161	1,937,595
L Brands, Inc.	71,371	2,162,541
Penske Automotive Group, Inc.	3,178	150,605
Tractor Supply Co.	18,193	1,653,380
Williams-Sonoma, Inc. (a)	25,508	1,676,386
		13,955,262
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.9%
HP, Inc.	175,562	4,524,233
Western Digital Corp.	36,597	2,142,388
Xerox Corp.	52,685	1,421,441
		8,088,062
TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Carter's, Inc.	5,108	503,649
Hanesbrands, Inc. (a)	110,275	2,032,368
Ralph Lauren Corp.	6,554	901,503
Tapestry, Inc.	67,800	3,408,306
		6,845,826
Security Description	Shares	Value
THRIFTS & MORTGAGE FINANCE — 0.2%
New York Community Bancorp, Inc.	89,705	$ 930,241
TRADING COMPANIES & DISTRIBUTORS — 1.4%
Fastenal Co. (a)	38,180	2,215,204
MSC Industrial Direct Co., Inc. Class A	9,533	839,953
W.W. Grainger, Inc.	3,318	1,185,886
Watsco, Inc. (a)	8,480	1,510,288
		5,751,331
TRANSPORTATION INFRASTRUCTURE — 0.3%
Macquarie Infrastructure Corp.	24,450	1,127,878
WATER UTILITIES — 0.2%
American Water Works Co., Inc.	6,700	589,399
Aqua America, Inc.	10,420	384,498
		973,897
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Telephone & Data Systems, Inc.	30,306	922,212
TOTAL COMMON STOCKS (Cost $369,923,576)		414,634,515
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d)	375,287	375,287
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	1,894,867	1,894,867
TOTAL SHORT-TERM INVESTMENTS (Cost $2,270,154)		2,270,154
TOTAL INVESTMENTS — 100.3% (Cost $372,193,730)		416,904,669
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(1,041,327)
NET ASSETS — 100.0%		$ 415,863,342

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 1,572,749	$—	$—	$ 1,572,749
Air Freight & Logistics	2,037,813	—	—	2,037,813
Airlines	6,197,279	—	—	6,197,279
Auto Components	3,990,830	—	—	3,990,830
Automobiles	5,676,011	—	—	5,676,011
Banks	2,109,681	—	—	2,109,681
Beverages	2,728,017	—	—	2,728,017
Building Products	1,231,928	—	—	1,231,928
Capital Markets	10,775,801	—	—	10,775,801
Chemicals	17,524,502	—	—	17,524,502
Commercial Services & Supplies	1,399,492	—	—	1,399,492
Communications Equipment	3,037,909	—	—	3,037,909
Construction & Engineering	1,579,448	—	—	1,579,448
Consumer Finance	477,313	—	—	477,313
Containers & Packaging	10,921,020	—	—	10,921,020
Distributors	842,713	—	—	842,713
Diversified Consumer Services	2,368,916	—	—	2,368,916
Diversified Financial Services	957,456	—	—	957,456
Electric Utilities	24,583,706	—	—	24,583,706
Electrical Equipment	6,500,894	—	—	6,500,894
Electronic Equipment, Instruments & Components	1,251,691	—	—	1,251,691
Energy Equipment & Services	1,015,640	—	—	1,015,640
Entertainment	4,985,191	—	—	4,985,191
Equity Real Estate Investment Trusts (REITs)	42,467,570	—	—	42,467,570
Food & Staples Retailing	3,493,917	—	—	3,493,917
Food Products	23,055,408	—	—	23,055,408
Gas Utilities	2,551,610	—	—	2,551,610
Health Care Providers & Services	4,720,568	—	—	4,720,568
Hotels, Restaurants & Leisure	12,905,796	—	—	12,905,796
Household Durables	9,389,598	—	—	9,389,598
Household Products	7,538,180	—	—	7,538,180
Independent Power & Renewable Electricity Producers	1,259,174	—	—	1,259,174
Insurance	16,024,592	—	—	16,024,592
IT Services	9,390,008	—	—	9,390,008
Leisure Equipment & Products	5,132,421	—	—	5,132,421
Machinery	26,957,606	—	—	26,957,606
Media	7,953,305	—	—	7,953,305
Metals & Mining	5,364,149	—	—	5,364,149
Mortgage Real Estate Investment Trust (REITs)	8,681,736	—	—	8,681,736
Multi-Utilities	20,219,950	—	—	20,219,950
Multiline Retail	16,338,246	—	—	16,338,246
Oil, Gas & Consumable Fuels	20,368,992	—	—	20,368,992
Paper & Forest Products	1,001,612	—	—	1,001,612
Personal Products	784,721	—	—	784,721
Professional Services	5,316,561	—	—	5,316,561
Real Estate Management & Development	406,608	—	—	406,608
Road & Rail	1,178,254	—	—	1,178,254
Semiconductors & Semiconductor Equipment	6,818,883	—	—	6,818,883
Software	2,954,341	—	—	2,954,341
See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Specialty Retail	$ 13,955,262	$—	$—	$ 13,955,262
Technology Hardware, Storage & Peripherals	8,088,062	—	—	8,088,062
Textiles, Apparel & Luxury Goods	6,845,826	—	—	6,845,826
Thrifts & Mortgage Finance	930,241	—	—	930,241
Trading Companies & Distributors	5,751,331	—	—	5,751,331
Transportation Infrastructure	1,127,878	—	—	1,127,878
Water Utilities	973,897	—	—	973,897
Wireless Telecommunication Services	922,212	—	—	922,212
Short-Term Investments	2,270,154	—	—	2,270,154
TOTAL INVESTMENTS	$416,904,669	$—	$—	$416,904,669
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	368,650	$368,650	$ 6,094,993	$ 6,088,356	$—	$—	375,287	$ 375,287	$1,256	$—
State Street Navigator Securities Lending Government Money Market Portfolio	446,861	446,861	10,289,214	8,841,208	—	—	1,894,867	1,894,867	1,907	—
Total		$815,511	$16,384,207	$14,929,564	$—	$—		$2,270,154	$3,163	$—
See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.9%
AAR Corp.	92	$ 4,406
Aerojet Rocketdyne Holdings, Inc. (a)	144	4,895
Aerovironment, Inc. (a) (b)	58	6,506
Arconic, Inc.	42	924
Axon Enterprise, Inc. (a)	164	11,223
Boeing Co.	1,298	482,726
Cubic Corp.	58	4,237
Curtiss-Wright Corp.	109	14,979
Engility Holdings, Inc. (a)	9	324
General Dynamics Corp.	139	28,456
Harris Corp.	231	39,087
Huntington Ingalls Industries, Inc.	40	10,243
KLX, Inc. (a)	142	8,915
L3 Technologies, Inc.	90	19,136
Lockheed Martin Corp.	193	66,770
Mercury Systems, Inc. (a)	12	664
Moog, Inc. Class A	35	3,009
Northrop Grumman Corp.	278	88,229
Raytheon Co.	376	77,704
Rockwell Collins, Inc.	360	50,569
Teledyne Technologies, Inc. (a)	89	21,954
Textron, Inc.	529	37,808
TransDigm Group, Inc. (a)	101	37,602
United Technologies Corp.	785	109,751
		1,130,117
AIR FREIGHT & LOGISTICS — 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	44	2,805
C.H. Robinson Worldwide, Inc.	293	28,690
Echo Global Logistics, Inc. (a)	80	2,476
Expeditors International of Washington, Inc.	339	24,926
FedEx Corp.	282	67,903
Forward Air Corp.	21	1,506
Hub Group, Inc. Class A (a)	103	4,697
United Parcel Service, Inc. Class B	433	50,553
		183,556
AIRLINES — 0.2%
Alaska Air Group, Inc.	37	2,548
Allegiant Travel Co.	1	127
American Airlines Group, Inc.	34	1,405
Delta Air Lines, Inc.	480	27,758
Hawaiian Holdings, Inc.	25	1,002
JetBlue Airways Corp. (a)	156	3,020
SkyWest, Inc.	123	7,245
Southwest Airlines Co.	178	11,116
United Continental Holdings, Inc. (a)	178	15,853
		70,074
AUTO COMPONENTS — 0.2%
American Axle & Manufacturing Holdings, Inc. (a)	28	488
Aptiv PLC	480	40,272
BorgWarner, Inc.	82	3,508
Cooper-Standard Holdings, Inc. (a)	22	2,640
Dana, Inc.	35	653
Security Description	Shares	Value
Delphi Technologies PLC	68	$ 2,133
Dorman Products, Inc. (a)	23	1,769
Fox Factory Holding Corp. (a)	64	4,483
Gentex Corp.	656	14,078
Gentherm, Inc. (a)	59	2,682
LCI Industries	6	497
Superior Industries International, Inc.	9	153
		73,356
AUTOMOBILES — 0.3%
Ford Motor Co.	3,563	32,958
General Motors Co.	1,752	58,990
Harley-Davidson, Inc.	20	906
Thor Industries, Inc.	20	1,674
Winnebago Industries, Inc.	78	2,585
		97,113
BANKS — 5.2%
Ameris Bancorp	76	3,473
Associated Banc-Corp.	291	7,566
Banc of California, Inc.	40	756
BancorpSouth Bank	57	1,864
Bank of America Corp.	14,784	435,537
Bank of Hawaii Corp.	37	2,920
Bank OZK	128	4,859
BB&T Corp.	924	44,851
Brookline Bancorp, Inc.	181	3,023
Cathay General Bancorp	101	4,185
Chemical Financial Corp.	146	7,796
Citigroup, Inc.	1,566	112,345
Citizens Financial Group, Inc.	626	24,145
City Holding Co.	16	1,229
Columbia Banking System, Inc.	49	1,900
Comerica, Inc.	343	30,939
Commerce Bancshares, Inc.	153	10,101
Community Bank System, Inc.	71	4,336
Cullen/Frost Bankers, Inc.	107	11,175
CVB Financial Corp.	68	1,518
East West Bancorp, Inc.	206	12,436
Fifth Third Bancorp	781	21,805
First BanCorp (a)	431	3,922
First Commonwealth Financial Corp.	204	3,293
First Financial Bancorp	201	5,970
First Financial Bankshares, Inc. (b)	108	6,383
First Horizon National Corp.	271	4,677
First Midwest Bancorp, Inc.	176	4,680
FNB Corp.	292	3,714
Glacier Bancorp, Inc.	111	4,783
Great Western Bancorp, Inc.	82	3,460
Hancock Whitney Corp.	68	3,233
Heritage Financial Corp.	61	2,144
Huntington Bancshares, Inc.	1,519	22,663
Independent Bank Corp.	36	2,974
International Bancshares Corp.	111	4,995
JPMorgan Chase & Co.	4,883	550,998
KeyCorp	1,319	26,235
LegacyTexas Financial Group, Inc.	51	2,173
M&T Bank Corp.	154	25,339
MB Financial, Inc.	145	6,686

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Old National Bancorp	230	$ 4,439
PacWest Bancorp	134	6,385
People's United Financial, Inc.	506	8,663
Pinnacle Financial Partners, Inc.	8	481
PNC Financial Services Group, Inc.	418	56,927
Prosperity Bancshares, Inc.	103	7,143
Regions Financial Corp.	2,089	38,333
S&T Bancorp, Inc.	22	954
Seacoast Banking Corp. of Florida (a)	119	3,475
ServisFirst Bancshares, Inc. (b)	85	3,328
Signature Bank	22	2,526
Simmons First National Corp. Class A	121	3,563
Sterling Bancorp	127	2,794
SunTrust Banks, Inc.	794	53,031
SVB Financial Group (a)	140	43,516
Synovus Financial Corp.	244	11,173
TCF Financial Corp.	426	10,143
Texas Capital Bancshares, Inc. (a)	97	8,017
Tompkins Financial Corp.	20	1,624
Trustmark Corp.	60	2,019
UMB Financial Corp.	62	4,396
Umpqua Holdings Corp.	475	9,880
United Bankshares, Inc.	146	5,307
United Community Banks, Inc.	42	1,171
US Bancorp	769	40,611
Valley National Bancorp (b)	420	4,725
Webster Financial Corp.	187	11,025
Wells Fargo & Co.	3,915	205,772
Wintrust Financial Corp.	107	9,089
Zions Bancorp	287	14,393
		2,011,984
BEVERAGES — 0.8%
Boston Beer Co., Inc. Class A (a) (b)	27	7,762
Brown-Forman Corp. Class B	343	17,339
Coca-Cola Co.	2,388	110,302
Constellation Brands, Inc. Class A	240	51,749
MGP Ingredients, Inc. (b)	43	3,396
Monster Beverage Corp. (a)	535	31,180
PepsiCo, Inc.	689	77,030
		298,758
BIOTECHNOLOGY — 1.8%
AbbVie, Inc.	3,293	311,452
Acorda Therapeutics, Inc. (a)	148	2,908
Alexion Pharmaceuticals, Inc. (a)	77	10,704
Amgen, Inc.	766	158,784
Biogen, Inc. (a)	125	44,164
Celgene Corp. (a)	75	6,712
Emergent BioSolutions, Inc. (a)	109	7,175
Enanta Pharmaceuticals, Inc. (a)	46	3,931
Gilead Sciences, Inc.	640	49,414
Ligand Pharmaceuticals, Inc. (a) (b)	59	16,195
MiMedx Group, Inc. (a) (b)	412	2,546
Momenta Pharmaceuticals, Inc. (a)	172	4,524
Myriad Genetics, Inc. (a)	192	8,832
Regeneron Pharmaceuticals, Inc. (a)	7	2,828
REGENXBIO, Inc. (a)	85	6,417
Repligen Corp. (a) (b)	21	1,165
Security Description	Shares	Value
Spectrum Pharmaceuticals, Inc. (a) (b)	370	$ 6,216
United Therapeutics Corp. (a)	27	3,453
Vertex Pharmaceuticals, Inc. (a)	336	64,761
		712,181
BUILDING PRODUCTS — 0.2%
AAON, Inc. (b)	65	2,457
Allegion PLC	45	4,076
American Woodmark Corp. (a)	41	3,216
AO Smith Corp.	206	10,994
Apogee Enterprises, Inc.	33	1,364
Fortune Brands Home & Security, Inc.	75	3,927
Gibraltar Industries, Inc. (a)	33	1,505
Griffon Corp.	50	808
Johnson Controls International PLC	191	6,685
Lennox International, Inc.	58	12,667
Masco Corp.	229	8,381
Patrick Industries, Inc. (a)	48	2,842
PGT Innovations, Inc. (a)	152	3,283
Quanex Building Products Corp.	111	2,020
Simpson Manufacturing Co., Inc.	105	7,608
Trex Co., Inc. (a)	146	11,239
Universal Forest Products, Inc.	155	5,476
		88,548
CAPITAL MARKETS — 2.7%
Affiliated Managers Group, Inc.	5	684
Ameriprise Financial, Inc.	86	12,699
Bank of New York Mellon Corp.	698	35,591
BlackRock, Inc.	191	90,024
Blucora, Inc. (a)	111	4,468
Cboe Global Markets, Inc.	139	13,339
Charles Schwab Corp.	2,082	102,330
CME Group, Inc.	825	140,423
E*TRADE Financial Corp. (a)	664	34,787
Eaton Vance Corp.	136	7,148
Evercore, Inc. Class A	97	9,753
FactSet Research Systems, Inc.	75	16,778
Federated Investors, Inc. Class B	23	555
Franklin Resources, Inc.	96	2,919
Goldman Sachs Group, Inc.	222	49,781
Interactive Brokers Group, Inc. Class A	218	12,058
Intercontinental Exchange, Inc.	674	50,476
Invesco, Ltd.	34	778
Investment Technology Group, Inc.	27	585
Janus Henderson Group PLC	75	2,022
Legg Mason, Inc.	140	4,372
MarketAxess Holdings, Inc.	21	3,748
Moody's Corp.	336	56,179
Morgan Stanley	1,006	46,850
MSCI, Inc.	230	40,804
Nasdaq, Inc.	218	18,704
Northern Trust Corp.	354	36,154
Piper Jaffray Cos.	41	3,130
Raymond James Financial, Inc.	152	13,992
S&P Global, Inc.	536	104,729
SEI Investments Co.	158	9,654
State Street Corp. (c)	288	24,129
Stifel Financial Corp.	82	4,203

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
T Rowe Price Group, Inc.	589	$ 64,307
Virtus Investment Partners, Inc.	27	3,071
Waddell & Reed Financial, Inc. Class A	97	2,055
WisdomTree Investments, Inc.	12	102
		1,023,381
CHEMICALS — 1.7%
A Schulman, Inc. (d)	36	72
AdvanSix, Inc. (a)	72	2,444
Air Products & Chemicals, Inc.	291	48,612
Albemarle Corp. (b)	14	1,397
American Vanguard Corp.	27	486
Ashland Global Holdings, Inc.	106	8,889
Balchem Corp.	66	7,398
Cabot Corp.	106	6,648
CF Industries Holdings, Inc.	595	32,392
Chemours Co.	72	2,840
DowDuPont, Inc.	2,075	133,443
Eastman Chemical Co.	242	23,164
Ecolab, Inc.	263	41,233
FMC Corp.	192	16,739
HB Fuller Co.	26	1,343
Ingevity Corp. (a)	99	10,086
Innophos Holdings, Inc.	28	1,243
Innospec, Inc.	54	4,145
International Flavors & Fragrances, Inc.	33	4,591
Koppers Holdings, Inc. (a)	42	1,308
Kraton Corp. (a)	70	3,301
LyondellBasell Industries NV Class A	643	65,914
Minerals Technologies, Inc.	43	2,907
Mosaic Co.	511	16,597
Olin Corp.	114	2,928
PolyOne Corp.	118	5,159
PPG Industries, Inc.	157	17,133
Praxair, Inc.	534	85,830
Quaker Chemical Corp.	13	2,629
Rayonier Advanced Materials, Inc.	110	2,027
RPM International, Inc.	195	12,663
Scotts Miracle-Gro Co. (b)	9	709
Sensient Technologies Corp.	34	2,601
Sherwin-Williams Co.	138	62,819
Stepan Co.	20	1,740
Tredegar Corp.	22	476
Valvoline, Inc.	229	4,926
		638,832
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	6	194
Brady Corp. Class A	69	3,019
Brink's Co.	47	3,278
Cintas Corp.	208	41,144
Copart, Inc. (a)	566	29,166
Deluxe Corp.	58	3,303
Healthcare Services Group, Inc. (b)	20	812
Herman Miller, Inc.	99	3,802
Interface, Inc.	103	2,405
Matthews International Corp. Class A	33	1,655
Mobile Mini, Inc.	113	4,955
Security Description	Shares	Value
MSA Safety, Inc.	56	$ 5,961
Republic Services, Inc.	259	18,819
Rollins, Inc.	166	10,075
Tetra Tech, Inc.	111	7,581
UniFirst Corp.	33	5,730
US Ecology, Inc.	19	1,401
Viad Corp.	36	2,133
Waste Management, Inc.	462	41,746
		187,179
COMMUNICATIONS EQUIPMENT — 1.7%
ADTRAN, Inc.	58	1,024
Black Box Corp. (a)	9	9
CalAmp Corp. (a)	140	3,354
Ciena Corp. (a)	136	4,249
Cisco Systems, Inc.	11,076	538,847
Comtech Telecommunications Corp.	63	2,285
F5 Networks, Inc. (a)	146	29,115
InterDigital, Inc.	28	2,240
Juniper Networks, Inc.	257	7,702
Lumentum Holdings, Inc. (a) (b)	26	1,559
Motorola Solutions, Inc.	357	46,460
NETGEAR, Inc. (a)	64	4,022
Plantronics, Inc.	99	5,970
ViaSat, Inc. (a) (b)	49	3,134
Viavi Solutions, Inc. (a)	211	2,393
		652,363
CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)	70	2,286
Aegion Corp. (a)	36	914
Comfort Systems USA, Inc.	103	5,809
Dycom Industries, Inc. (a)	27	2,284
EMCOR Group, Inc.	86	6,459
Fluor Corp.	214	12,433
Granite Construction, Inc.	62	2,833
Jacobs Engineering Group, Inc.	207	15,836
KBR, Inc.	232	4,902
MYR Group, Inc. (a)	1	33
Orion Group Holdings, Inc. (a)	30	227
Quanta Services, Inc. (a)	97	3,238
Valmont Industries, Inc.	13	1,801
		59,055
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	58	4,944
Martin Marietta Materials, Inc.	41	7,460
Vulcan Materials Co.	120	13,344
		25,748
CONSUMER FINANCE — 0.7%
American Express Co.	1,026	109,259
Capital One Financial Corp.	566	53,730
Discover Financial Services	502	38,378
Enova International, Inc. (a)	113	3,254
FirstCash, Inc.	129	10,578
Green Dot Corp. Class A (a)	129	11,458
PRA Group, Inc. (a) (b)	16	576
SLM Corp. (a)	391	4,360

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Synchrony Financial	980	$ 30,458
		262,051
CONTAINERS & PACKAGING — 0.2%
AptarGroup, Inc.	95	10,235
Avery Dennison Corp.	119	12,894
Ball Corp.	85	3,739
Bemis Co., Inc.	82	3,985
Greif, Inc. Class A	12	644
International Paper Co.	197	9,683
Myers Industries, Inc.	27	628
Owens-Illinois, Inc. (a)	142	2,668
Packaging Corp. of America	87	9,543
Sealed Air Corp.	61	2,449
Sonoco Products Co.	139	7,715
WestRock Co.	230	12,291
		76,474
DISTRIBUTORS — 0.1%
Genuine Parts Co.	203	20,178
LKQ Corp. (a)	126	3,991
Pool Corp.	97	16,187
		40,356
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	160	7,712
Career Education Corp. (a)	193	2,881
H&R Block, Inc. (b)	16	412
Regis Corp. (a)	16	327
Service Corp. International	175	7,735
Sotheby's (a) (b)	62	3,050
Strategic Education, Inc.	51	6,989
		29,106
DIVERSIFIED FINANCIAL SERVICES — 1.1%
Berkshire Hathaway, Inc. Class B (a)	2,019	432,288
Jefferies Financial Group, Inc.	91	1,998
		434,286
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
AT&T, Inc.	1,510	50,706
CenturyLink, Inc.	349	7,399
Cincinnati Bell, Inc. (a)	16	255
Cogent Communications Holdings, Inc.	92	5,134
Iridium Communications, Inc. (a)	253	5,692
Verizon Communications, Inc.	4,291	229,096
Vonage Holdings Corp. (a)	593	8,397
		306,679
ELECTRIC UTILITIES — 1.1%
ALLETE, Inc.	57	4,276
Alliant Energy Corp.	271	11,536
American Electric Power Co., Inc.	399	28,281
Duke Energy Corp.	348	27,847
Edison International	79	5,347
El Paso Electric Co.	29	1,659
Entergy Corp.	247	20,039
Evergy, Inc.	420	23,066
Eversource Energy	207	12,718
Security Description	Shares	Value
Exelon Corp.	1,416	$ 61,823
FirstEnergy Corp. (b)	721	26,800
Hawaiian Electric Industries, Inc.	182	6,477
IDACORP, Inc.	63	6,251
NextEra Energy, Inc.	689	115,476
OGE Energy Corp.	140	5,085
Pinnacle West Capital Corp.	76	6,018
PNM Resources, Inc.	65	2,564
PPL Corp.	68	1,990
Southern Co.	783	34,139
Xcel Energy, Inc.	313	14,777
		416,169
ELECTRICAL EQUIPMENT — 0.4%
Acuity Brands, Inc.	1	157
AMETEK, Inc.	365	28,879
Eaton Corp. PLC	271	23,504
Emerson Electric Co.	1,005	76,963
Encore Wire Corp.	20	1,002
EnerSys	44	3,834
Hubbell, Inc.	22	2,939
nVent Electric PLC	126	3,422
Regal Beloit Corp.	30	2,473
Rockwell Automation, Inc.	93	17,439
Vicor Corp. (a)	48	2,208
		162,820
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	398	37,420
Arrow Electronics, Inc. (a)	28	2,064
Avnet, Inc.	175	7,835
Badger Meter, Inc.	41	2,171
Belden, Inc. (b)	50	3,571
Cognex Corp.	70	3,907
Coherent, Inc. (a) (b)	7	1,205
Corning, Inc.	403	14,226
CTS Corp.	41	1,406
Daktronics, Inc.	20	157
Electro Scientific Industries, Inc. (a)	9	157
ePlus, Inc. (a)	16	1,483
FARO Technologies, Inc. (a)	28	1,802
FLIR Systems, Inc.	337	20,715
II-VI, Inc. (a)	120	5,676
Insight Enterprises, Inc. (a)	72	3,894
IPG Photonics Corp. (a)	99	15,451
Itron, Inc. (a)	2	128
Jabil, Inc.	58	1,571
KEMET Corp. (a)	174	3,228
Keysight Technologies, Inc. (a)	453	30,025
Littelfuse, Inc.	54	10,686
MTS Systems Corp.	9	493
National Instruments Corp.	114	5,510
Plexus Corp. (a)	49	2,867
Rogers Corp. (a)	7	1,031
Sanmina Corp. (a)	57	1,573
SYNNEX Corp.	35	2,965
TE Connectivity, Ltd.	454	39,920
Tech Data Corp. (a)	9	644

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Trimble, Inc. (a)	62	$ 2,695
TTM Technologies, Inc. (a)	98	1,559
Vishay Intertechnology, Inc. (b)	309	6,288
Zebra Technologies Corp. Class A (a)	132	23,342
		257,665
ENERGY EQUIPMENT & SERVICES — 0.7%
Apergy Corp. (a)	107	4,661
Baker Hughes a GE Co.	169	5,717
CARBO Ceramics, Inc. (a)	36	261
Core Laboratories NV	105	12,162
Diamond Offshore Drilling, Inc. (a) (b)	195	3,900
Dril-Quip, Inc. (a)	65	3,396
Ensco PLC Class A	1,179	9,951
Era Group, Inc. (a)	9	111
Exterran Corp. (a)	48	1,273
Geospace Technologies Corp. (a)	8	110
Gulf Island Fabrication, Inc.	9	90
Halliburton Co.	920	37,288
Helix Energy Solutions Group, Inc. (a)	301	2,974
Helmerich & Payne, Inc.	242	16,642
KLX Energy Services Holdings, Inc. (a)	56	1,793
Matrix Service Co. (a)	9	222
National Oilwell Varco, Inc.	831	35,800
Newpark Resources, Inc. (a)	127	1,314
Noble Corp. PLC (a)	746	5,244
Oil States International, Inc. (a)	141	4,681
Pioneer Energy Services Corp. (a)	72	212
Rowan Cos. PLC Class A (a)	327	6,157
Schlumberger, Ltd.	1,068	65,063
SEACOR Holdings, Inc. (a)	9	445
Superior Energy Services, Inc. (a)	19	185
TechnipFMC PLC	675	21,094
TETRA Technologies, Inc. (a)	86	388
Transocean, Ltd. (a) (b)	1,326	18,498
Unit Corp. (a)	58	1,511
		261,143
ENTERTAINMENT — 2.5%
Activision Blizzard, Inc.	1,426	118,629
Cinemark Holdings, Inc. (b)	36	1,447
Electronic Arts, Inc. (a)	527	63,498
Live Nation Entertainment, Inc. (a)	278	15,143
Netflix, Inc. (a)	1,174	439,229
Take-Two Interactive Software, Inc. (a)	290	40,017
Twenty-First Century Fox, Inc. Class A	2,849	131,994
Twenty-First Century Fox, Inc. Class B	1,311	60,070
Viacom, Inc. Class B	82	2,768
Walt Disney Co.	721	84,314
World Wrestling Entertainment, Inc. Class A (b)	120	11,608
		968,717
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.0%
Agree Realty Corp. REIT	16	850
Alexander & Baldwin, Inc. (a)	41	930
Alexandria Real Estate Equities, Inc. REIT	113	14,214
American Assets Trust, Inc. REIT	22	820
Security Description	Shares	Value
American Campus Communities, Inc. REIT	48	$ 1,976
American Tower Corp. REIT	514	74,684
Apartment Investment & Management Co. Class A REIT	120	5,296
AvalonBay Communities, Inc. REIT	46	8,333
Boston Properties, Inc. REIT	163	20,064
Camden Property Trust REIT	83	7,766
CareTrust REIT, Inc.	36	638
Cedar Realty Trust, Inc. REIT	202	941
Chesapeake Lodging Trust REIT	153	4,907
CoreSite Realty Corp. REIT	36	4,001
Cousins Properties, Inc. REIT	448	3,983
Crown Castle International Corp. REIT	487	54,218
CyrusOne, Inc. REIT	65	4,121
DiamondRock Hospitality Co. REIT	113	1,319
Digital Realty Trust, Inc. REIT	132	14,847
Douglas Emmett, Inc. REIT	148	5,583
Duke Realty Corp. REIT	406	11,518
Easterly Government Properties, Inc. REIT	68	1,317
EastGroup Properties, Inc. REIT	42	4,016
EPR Properties REIT	20	1,368
Equinix, Inc. REIT	36	15,584
Equity Residential REIT	181	11,993
Essex Property Trust, Inc. REIT	27	6,661
Extra Space Storage, Inc. REIT	299	25,905
Federal Realty Investment Trust REIT	42	5,312
First Industrial Realty Trust, Inc. REIT	152	4,773
Four Corners Property Trust, Inc. REIT	55	1,413
Getty Realty Corp. REIT	50	1,428
Government Properties Income Trust REIT (b)	9	102
HCP, Inc. REIT	114	3,000
Healthcare Realty Trust, Inc. REIT	30	878
Highwoods Properties, Inc. REIT	58	2,741
Hospitality Properties Trust REIT	175	5,047
Host Hotels & Resorts, Inc. REIT	1,133	23,906
Iron Mountain, Inc. REIT	238	8,216
JBG SMITH Properties REIT	141	5,193
Kilroy Realty Corp. REIT	138	9,893
Kimco Realty Corp. REIT	49	820
Kite Realty Group Trust REIT	30	500
Lamar Advertising Co. Class A REIT	66	5,135
LaSalle Hotel Properties REIT	201	6,953
Lexington Realty Trust REIT	169	1,403
Liberty Property Trust REIT	148	6,253
Life Storage, Inc. REIT	126	11,990
Macerich Co. REIT	114	6,303
Mack-Cali Realty Corp. REIT	90	1,913
Medical Properties Trust, Inc. REIT	627	9,349
Mid-America Apartment Communities, Inc. REIT	68	6,812
National Retail Properties, Inc. REIT	238	10,667
National Storage Affiliates Trust REIT	127	3,231
Omega Healthcare Investors, Inc. REIT	211	6,914
Pennsylvania Real Estate Investment Trust	8	76
PotlatchDeltic Corp. REIT	92	3,767
Prologis, Inc. REIT	740	50,165
PS Business Parks, Inc. REIT	14	1,779

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Public Storage REIT	200	$ 40,326
Rayonier, Inc. REIT	284	9,602
Realty Income Corp. REIT	161	9,159
Regency Centers Corp. REIT	49	3,169
Retail Opportunity Investments Corp. REIT (b)	107	1,998
Sabra Health Care REIT, Inc.	160	3,699
Saul Centers, Inc. REIT	41	2,296
SBA Communications Corp. REIT (a)	196	31,483
Senior Housing Properties Trust REIT	175	3,073
Simon Property Group, Inc. REIT	418	73,881
SL Green Realty Corp. REIT	62	6,047
Summit Hotel Properties, Inc. REIT	48	649
Taubman Centers, Inc. REIT	84	5,026
UDR, Inc. REIT	151	6,105
Universal Health Realty Income Trust REIT	41	3,051
Urban Edge Properties REIT	48	1,060
Urstadt Biddle Properties, Inc. Class A REIT	50	1,064
Ventas, Inc. REIT	86	4,677
Vornado Realty Trust REIT	99	7,227
Washington Prime Group, Inc. REIT (b)	20	146
Weingarten Realty Investors REIT	41	1,220
Welltower, Inc. REIT	91	5,853
Weyerhaeuser Co. REIT	1,010	32,593
		767,189
FOOD & STAPLES RETAILING — 1.3%
Andersons, Inc.	16	602
Casey's General Stores, Inc.	19	2,453
Costco Wholesale Corp.	941	221,022
Kroger Co.	1,303	37,930
SpartanNash Co.	12	241
Sprouts Farmers Market, Inc. (a)	133	3,645
Sysco Corp.	1,039	76,107
United Natural Foods, Inc. (a)	7	210
Walmart, Inc.	1,690	158,708
Walgreens Boots Alliance, Inc.	83	6,051
		506,969
FOOD PRODUCTS — 0.6%
Archer-Daniels-Midland Co.	792	39,814
B&G Foods, Inc. (b)	40	1,098
Calavo Growers, Inc. (b)	50	4,830
Cal-Maine Foods, Inc.	12	580
Conagra Brands, Inc.	388	13,180
Darling Ingredients, Inc. (a)	288	5,564
Flowers Foods, Inc.	286	5,337
General Mills, Inc.	56	2,404
Hain Celestial Group, Inc. (a)	33	895
Hershey Co.	65	6,630
Hormel Foods Corp. (b)	331	13,041
Ingredion, Inc.	38	3,988
J&J Snack Foods Corp.	27	4,074
J.M. Smucker Co.	47	4,823
John B Sanfilippo & Son, Inc.	1	71
Kellogg Co.	265	18,555
Kraft Heinz Co.	69	3,803
Lamb Weston Holdings, Inc.	374	24,908
Security Description	Shares	Value
Lancaster Colony Corp.	30	$ 4,476
McCormick & Co., Inc. (b)	227	29,907
Mondelez International, Inc. Class A	512	21,996
Post Holdings, Inc. (a) (b)	52	5,098
Sanderson Farms, Inc. (b)	22	2,274
Seneca Foods Corp. Class A (a)	30	1,011
Tootsie Roll Industries, Inc. (b)	30	878
Tyson Foods, Inc. Class A	413	24,586
		243,821
GAS UTILITIES — 0.1%
Atmos Energy Corp.	98	9,203
New Jersey Resources Corp.	110	5,071
Northwest Natural Holding Co.	16	1,070
ONE Gas, Inc.	35	2,880
South Jersey Industries, Inc. (b)	22	776
Southwest Gas Holdings, Inc.	25	1,976
Spire, Inc.	20	1,471
UGI Corp.	155	8,599
		31,046
HEALTH CARE EQUIPMENT & SUPPLIES — 4.0%
Abbott Laboratories	3,278	240,474
ABIOMED, Inc. (a)	124	55,769
Align Technology, Inc. (a)	199	77,853
AngioDynamics, Inc. (a)	28	609
Avanos Medical, Inc. (a)	120	8,220
Baxter International, Inc.	928	71,540
Becton Dickinson and Co.	465	121,365
Boston Scientific Corp. (a)	2,389	91,976
Cantel Medical Corp.	81	7,457
CONMED Corp.	67	5,308
Cooper Cos., Inc.	28	7,760
CryoLife, Inc. (a)	91	3,203
Cutera, Inc. (a)	77	2,506
Danaher Corp.	1,066	115,832
DENTSPLY SIRONA, Inc.	22	830
Edwards Lifesciences Corp. (a)	390	67,899
Globus Medical, Inc. Class A (a)	190	10,784
Haemonetics Corp. (a)	142	16,270
Hill-Rom Holdings, Inc.	112	10,573
Hologic, Inc. (a)	27	1,106
ICU Medical, Inc. (a)	44	12,441
IDEXX Laboratories, Inc. (a)	177	44,190
Inogen, Inc. (a)	49	11,962
Integer Holdings Corp. (a)	78	6,470
Integra LifeSciences Holdings Corp. (a)	137	9,024
Intuitive Surgical, Inc. (a)	290	166,460
Lantheus Holdings, Inc. (a)	127	1,899
LivaNova PLC (a)	130	16,116
Masimo Corp. (a)	38	4,733
Medtronic PLC	1,218	119,815
Meridian Bioscience, Inc.	50	745
Merit Medical Systems, Inc. (a)	110	6,760
Natus Medical, Inc. (a)	19	677
Neogen Corp. (a)	135	9,657
NuVasive, Inc. (a)	7	497
OraSure Technologies, Inc. (a)	78	1,205

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Orthofix Medical, Inc. (a)	44	$ 2,544
ResMed, Inc.	322	37,139
STERIS PLC	175	20,020
Stryker Corp.	452	80,311
Surmodics, Inc. (a)	40	2,986
Tactile Systems Technology, Inc. (a)	44	3,126
Teleflex, Inc.	89	23,682
Varex Imaging Corp. (a)	70	2,006
Varian Medical Systems, Inc. (a)	156	17,461
West Pharmaceutical Services, Inc.	95	11,730
Zimmer Biomet Holdings, Inc.	70	9,203
		1,540,193
HEALTH CARE PROVIDERS & SERVICES — 3.6%
Aetna, Inc.	569	115,422
Amedisys, Inc. (a)	81	10,122
AmerisourceBergen Corp.	65	5,994
AMN Healthcare Services, Inc. (a)	118	6,455
Anthem, Inc.	525	143,876
BioTelemetry, Inc. (a)	78	5,027
Cardinal Health, Inc.	92	4,968
Centene Corp. (a)	521	75,430
Chemed Corp.	41	13,103
Cigna Corp.	119	24,782
CVS Health Corp.	69	5,432
DaVita, Inc. (a)	172	12,320
Diplomat Pharmacy, Inc. (a) (b)	146	2,834
Encompass Health Corp.	249	19,410
Ensign Group, Inc.	172	6,522
Express Scripts Holding Co. (a)	977	92,825
HCA Healthcare, Inc.	542	75,403
HealthEquity, Inc. (a) (b)	140	13,217
Humana, Inc.	277	93,770
Laboratory Corp. of America Holdings (a)	138	23,968
LHC Group, Inc. (a)	85	8,754
Magellan Health, Inc. (a)	68	4,899
McKesson Corp.	49	6,500
Molina Healthcare, Inc. (a)	160	23,792
Quest Diagnostics, Inc.	113	12,194
Quorum Health Corp. (a)	8	47
Select Medical Holdings Corp. (a)	235	4,324
Tenet Healthcare Corp. (a)	223	6,347
Tivity Health, Inc. (a) (b)	82	2,636
UnitedHealth Group, Inc.	1,927	512,659
Universal Health Services, Inc. Class B	68	8,693
US Physical Therapy, Inc.	32	3,795
WellCare Health Plans, Inc. (a)	120	38,459
		1,383,979
HEALTH CARE TECHNOLOGY — 0.0% (e)
Allscripts Healthcare Solutions, Inc. (a)	159	2,266
Cerner Corp. (a)	92	5,926
Computer Programs & Systems, Inc.	9	241
HMS Holdings Corp. (a)	48	1,575
Medidata Solutions, Inc. (a)	41	3,006
Omnicell, Inc. (a)	42	3,020
Tabula Rasa HealthCare, Inc. (a)	43	3,491
		19,525
Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 1.3%
BJ's Restaurants, Inc.	55	$ 3,971
Boyd Gaming Corp. (b)	211	7,142
Brinker International, Inc. (b)	125	5,841
Carnival Corp.	99	6,313
Cheesecake Factory, Inc. (b)	79	4,230
Chipotle Mexican Grill, Inc. (a)	45	20,453
Churchill Downs, Inc.	33	9,164
Cracker Barrel Old Country Store, Inc. (b)	21	3,090
Darden Restaurants, Inc.	254	28,242
Dine Brands Global, Inc. (b)	57	4,635
Domino's Pizza, Inc.	107	31,544
Dunkin' Brands Group, Inc.	180	13,270
Hilton Worldwide Holdings, Inc.	602	48,630
International Speedway Corp. Class A	61	2,672
Marriott International, Inc. Class A	497	65,619
Marriott Vacations Worldwide Corp.	43	4,805
McDonald's Corp.	599	100,207
MGM Resorts International	124	3,461
Norwegian Cruise Line Holdings, Ltd. (a)	50	2,871
Penn National Gaming, Inc. (a)	216	7,111
Royal Caribbean Cruises, Ltd.	59	7,666
Ruth's Hospitality Group, Inc.	108	3,407
Scientific Games Corp. Class A (a) (b)	134	3,404
Shake Shack, Inc. Class A (a) (b)	62	3,907
Six Flags Entertainment Corp. (b)	153	10,682
Sonic Corp.	112	4,854
Starbucks Corp.	473	26,885
Texas Roadhouse, Inc.	164	11,364
Wendy's Co.	331	5,673
Wingstop, Inc.	82	5,598
Wyndham Destinations, Inc.	57	2,471
Wyndham Hotels & Resorts, Inc.	41	2,278
Wynn Resorts, Ltd.	209	26,556
Yum! Brands, Inc.	283	25,728
		513,744
HOUSEHOLD DURABLES — 0.3%
Cavco Industries, Inc. (a)	20	5,060
D.R. Horton, Inc.	591	24,928
Ethan Allen Interiors, Inc.	41	851
Garmin, Ltd.	225	15,761
Helen of Troy, Ltd. (a)	12	1,571
Installed Building Products, Inc. (a)	28	1,092
iRobot Corp. (a) (b)	9	989
KB Home	225	5,380
La-Z-Boy, Inc.	40	1,264
Leggett & Platt, Inc.	33	1,445
Lennar Corp. Class A	245	11,439
Lennar Corp. Class B	7	270
LGI Homes, Inc. (a) (b)	98	4,649
M/I Homes, Inc. (a)	82	1,962
MDC Holdings, Inc.	33	976
Meritage Homes Corp. (a)	71	2,833
Mohawk Industries, Inc. (a)	15	2,630
NVR, Inc. (a)	6	14,825
PulteGroup, Inc.	494	12,236
Tempur Sealy International, Inc. (a)	33	1,746

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Toll Brothers, Inc.	82	$ 2,709
TopBuild Corp. (a)	87	4,943
TRI Pointe Group, Inc. (a) (b)	424	5,258
Tupperware Brands Corp.	58	1,940
Universal Electronics, Inc. (a)	8	315
Whirlpool Corp. (b)	7	831
William Lyon Homes Class A (a)	128	2,034
		129,937
HOUSEHOLD PRODUCTS — 0.3%
Central Garden & Pet Co. Class A (a)	70	2,320
Church & Dwight Co., Inc.	205	12,171
Clorox Co.	102	15,342
Colgate-Palmolive Co.	296	19,817
Energizer Holdings, Inc.	161	9,443
Kimberly-Clark Corp.	85	9,659
Procter & Gamble Co.	516	42,947
WD-40 Co. (b)	36	6,195
		117,894
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	1,239	17,346
NRG Energy, Inc.	571	21,355
		38,701
INDUSTRIAL CONGLOMERATES — 0.7%
3M Co.	368	77,541
Carlisle Cos., Inc.	84	10,231
General Electric Co.	704	7,948
Honeywell International, Inc.	775	128,960
Raven Industries, Inc.	76	3,477
Roper Technologies, Inc.	164	48,579
		276,736
INSURANCE — 1.3%
Aflac, Inc.	929	43,728
Alleghany Corp.	12	7,830
Allstate Corp.	265	26,155
American Equity Investment Life Holding Co.	199	7,037
American Financial Group, Inc.	88	9,765
American International Group, Inc.	218	11,606
AMERISAFE, Inc.	50	3,097
Aon PLC	150	23,067
Arthur J Gallagher & Co.	249	18,536
Assurant, Inc.	38	4,102
Brighthouse Financial, Inc. (a)	9	398
Brown & Brown, Inc.	431	12,745
Chubb, Ltd.	93	12,429
Cincinnati Financial Corp.	62	4,762
CNO Financial Group, Inc.	41	870
eHealth, Inc. (a)	36	1,017
Employers Holdings, Inc.	35	1,585
Everest Re Group, Ltd.	9	2,056
First American Financial Corp.	141	7,274
Genworth Financial, Inc. Class A (a)	1,264	5,271
Hanover Insurance Group, Inc.	99	12,214
Hartford Financial Services Group, Inc.	126	6,295
Horace Mann Educators Corp.	63	2,829
Security Description	Shares	Value
Kemper Corp.	163	$ 13,113
Lincoln National Corp.	54	3,654
Loews Corp.	171	8,589
Marsh & McLennan Cos., Inc.	459	37,968
Mercury General Corp.	36	1,806
MetLife, Inc.	344	16,072
Old Republic International Corp.	414	9,265
Primerica, Inc.	78	9,403
Principal Financial Group, Inc.	22	1,289
ProAssurance Corp.	68	3,193
Progressive Corp.	1,171	83,188
Prudential Financial, Inc.	83	8,410
Reinsurance Group of America, Inc.	36	5,204
RLI Corp.	65	5,108
Safety Insurance Group, Inc.	20	1,792
Selective Insurance Group, Inc.	89	5,651
Stewart Information Services Corp.	70	3,151
Torchmark Corp.	82	7,109
Travelers Cos., Inc.	134	17,381
United Fire Group, Inc.	8	406
Universal Insurance Holdings, Inc.	98	4,758
Unum Group	19	742
Willis Towers Watson PLC	102	14,376
WR Berkley Corp.	107	8,553
		494,849
INTERACTIVE MEDIA & SERVICES — 4.7%
Alphabet, Inc. Class A (a)	480	579,398
Alphabet, Inc. Class C (a)	531	633,733
Cars.com, Inc. (a)	119	3,286
DHI Group, Inc. (a)	9	19
Facebook, Inc. Class A (a)	3,175	522,160
QuinStreet, Inc. (a)	152	2,063
TripAdvisor, Inc. (a) (b)	307	15,678
Twitter, Inc. (a)	2,087	59,396
XO Group, Inc. (a)	9	310
		1,816,043
INTERNET & DIRECT MARKETING RETAIL — 6.1%
Amazon.com, Inc. (a)	1,121	2,245,363
Booking Holdings, Inc. (a)	25	49,600
eBay, Inc. (a)	711	23,477
Expedia Group, Inc.	12	1,566
Nutrisystem, Inc. (b)	2	74
PetMed Express, Inc. (b)	8	264
Shutterfly, Inc. (a)	124	8,171
Stamps.com, Inc. (a)	41	9,274
		2,337,789
IT SERVICES — 6.2%
Accenture PLC Class A	1,290	219,558
Akamai Technologies, Inc. (a)	440	32,186
Alliance Data Systems Corp.	28	6,613
Automatic Data Processing, Inc.	635	95,669
Broadridge Financial Solutions, Inc.	300	39,585
CACI International, Inc. Class A (a)	49	9,023
Cardtronics PLC Class A (a)	7	221

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Cognizant Technology Solutions Corp. Class A	845	$ 65,192
CoreLogic, Inc. (a)	112	5,534
CSG Systems International, Inc.	1	40
DXC Technology Co.	446	41,710
EVERTEC, Inc.	124	2,988
ExlService Holdings, Inc. (a)	41	2,714
Fidelity National Information Services, Inc.	480	52,354
Fiserv, Inc. (a)	595	49,016
FleetCor Technologies, Inc. (a)	217	49,441
Gartner, Inc. (a) (b)	72	11,412
Global Payments, Inc.	250	31,850
International Business Machines Corp.	698	105,545
Jack Henry & Associates, Inc.	133	21,291
Leidos Holdings, Inc.	207	14,316
LiveRamp Holdings, Inc. (a)	62	3,063
ManTech International Corp. Class A	99	6,267
Mastercard, Inc. Class A	2,332	519,127
MAXIMUS, Inc.	96	6,246
Paychex, Inc.	554	40,802
PayPal Holdings, Inc. (a)	2,863	251,486
Perficient, Inc. (a)	91	2,425
Perspecta, Inc.	12	309
Sabre Corp.	392	10,223
Science Applications International Corp.	72	5,803
Sykes Enterprises, Inc. (a)	20	610
Teradata Corp. (a)	272	10,257
Total System Services, Inc.	360	35,546
Travelport Worldwide, Ltd.	354	5,972
TTEC Holdings, Inc.	9	233
VeriSign, Inc. (a)	247	39,550
Virtusa Corp. (a)	83	4,458
Visa, Inc. Class A	3,814	572,443
Western Union Co.	565	10,769
WEX, Inc. (a)	115	23,087
		2,404,934
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	135	9,048
Callaway Golf Co.	258	6,267
Hasbro, Inc.	27	2,838
Polaris Industries, Inc.	153	15,445
Sturm Ruger & Co., Inc.	1	69
Vista Outdoor, Inc. (a)	2	36
		33,703
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Agilent Technologies, Inc.	291	20,527
Bio-Rad Laboratories, Inc. Class A (a)	36	11,268
Bio-Techne Corp.	77	15,716
Cambrex Corp. (a)	21	1,436
Charles River Laboratories International, Inc. (a)	75	10,091
Illumina, Inc. (a)	375	137,647
IQVIA Holdings, Inc. (a)	194	25,170
Luminex Corp.	118	3,577
Mettler-Toledo International, Inc. (a)	22	13,398
PerkinElmer, Inc.	135	13,131
PRA Health Sciences, Inc. (a)	112	12,341
Security Description	Shares	Value
Thermo Fisher Scientific, Inc.	636	$ 155,235
Waters Corp. (a)	110	21,415
		440,952
MACHINERY — 1.6%
Actuant Corp. Class A	124	3,460
AGCO Corp.	48	2,918
Alamo Group, Inc.	36	3,298
Albany International Corp. Class A	41	3,259
Altra Industrial Motion Corp.	29	1,187
Astec Industries, Inc.	9	454
Barnes Group, Inc.	48	3,409
Briggs & Stratton Corp.	51	981
Caterpillar, Inc.	1,032	157,370
Chart Industries, Inc. (a)	68	5,326
Crane Co.	67	6,589
Cummins, Inc.	13	1,899
Deere & Co.	379	56,975
Donaldson Co., Inc.	60	3,496
Dover Corp.	175	15,493
EnPro Industries, Inc.	48	3,501
ESCO Technologies, Inc.	19	1,293
Federal Signal Corp.	57	1,526
Flowserve Corp.	77	4,211
Fortive Corp.	474	39,911
Franklin Electric Co., Inc.	57	2,693
Graco, Inc.	249	11,539
Greenbrier Cos., Inc. (b)	57	3,426
Harsco Corp. (a)	193	5,510
Hillenbrand, Inc.	130	6,799
IDEX Corp.	125	18,832
Illinois Tool Works, Inc.	217	30,623
Ingersoll-Rand PLC	229	23,427
ITT, Inc.	180	11,027
John Bean Technologies Corp.	19	2,267
Kennametal, Inc.	50	2,178
Lincoln Electric Holdings, Inc.	64	5,980
Lydall, Inc. (a)	50	2,155
Mueller Industries, Inc.	83	2,405
Nordson Corp.	52	7,223
Oshkosh Corp.	65	4,631
PACCAR, Inc.	125	8,524
Parker-Hannifin Corp.	67	12,323
Pentair PLC	207	8,973
Proto Labs, Inc. (a)	67	10,837
Snap-on, Inc.	53	9,731
SPX Corp. (a)	121	4,031
SPX FLOW, Inc. (a)	83	4,316
Standex International Corp.	30	3,127
Stanley Black & Decker, Inc.	89	13,033
Terex Corp.	89	3,552
Timken Co.	48	2,393
Toro Co.	27	1,619
Trinity Industries, Inc.	297	10,882
Wabash National Corp.	82	1,495
Wabtec Corp. (b)	209	21,920
Watts Water Technologies, Inc. Class A	28	2,324
Woodward, Inc.	62	5,013

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Xylem, Inc.	311	$ 24,840
		606,204
MARINE — 0.0% (e)
Kirby Corp. (a)	125	10,281
Matson, Inc.	121	4,797
		15,078
MEDIA — 0.3%
Cable One, Inc.	2	1,767
CBS Corp. Class B	84	4,826
Charter Communications, Inc. Class A (a)	15	4,888
Comcast Corp. Class A	316	11,190
Discovery, Inc. Class A (a) (b)	203	6,496
Discovery, Inc. Class C (a)	475	14,051
Gannett Co., Inc.	253	2,533
Interpublic Group of Cos., Inc.	599	13,699
John Wiley & Sons, Inc. Class A	62	3,757
Meredith Corp. (b)	77	3,931
New Media Investment Group, Inc.	173	2,714
New York Times Co. Class A (b)	326	7,547
News Corp. Class A	532	7,017
News Corp. Class B	214	2,910
Omnicom Group, Inc.	167	11,359
Scholastic Corp.	61	2,848
		101,533
METALS & MINING — 0.4%
AK Steel Holding Corp. (a) (b)	244	1,196
Allegheny Technologies, Inc. (a) (b)	315	9,308
Carpenter Technology Corp.	105	6,190
Century Aluminum Co. (a)	51	610
Commercial Metals Co.	161	3,304
Compass Minerals International, Inc. (b)	9	605
Freeport-McMoRan, Inc.	2,533	35,259
Kaiser Aluminum Corp.	33	3,599
Materion Corp.	59	3,569
Newmont Mining Corp.	480	14,496
Nucor Corp.	371	23,540
Reliance Steel & Aluminum Co.	144	12,282
Royal Gold, Inc.	91	7,012
Steel Dynamics, Inc.	508	22,957
SunCoke Energy, Inc. (a)	8	93
TimkenSteel Corp. (a) (b)	28	416
United States Steel Corp.	537	16,368
Worthington Industries, Inc.	16	694
		161,498
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (e)
Apollo Commercial Real Estate Finance, Inc. REIT (b)	99	1,868
Invesco Mortgage Capital, Inc. REIT	146	2,310
		4,178
MULTI-UTILITIES — 0.6%
Ameren Corp.	318	20,104
Avista Corp. (b)	58	2,933
CenterPoint Energy, Inc.	333	9,208
CMS Energy Corp.	252	12,348
Security Description	Shares	Value
Consolidated Edison, Inc.	160	$ 12,190
Dominion Energy, Inc.	266	18,695
DTE Energy Co.	111	12,113
MDU Resources Group, Inc.	250	6,423
NiSource, Inc.	245	6,105
NorthWestern Corp.	42	2,464
Public Service Enterprise Group, Inc.	975	51,470
Sempra Energy	255	29,006
Vectren Corp.	139	9,937
WEC Energy Group, Inc.	294	19,627
		212,623
MULTILINE RETAIL — 0.8%
Big Lots, Inc.	42	1,755
Dillard's, Inc. Class A (b)	70	5,344
Dollar General Corp.	571	62,410
Dollar Tree, Inc. (a)	384	31,315
JC Penney Co., Inc. (a) (b)	33	55
Kohl's Corp. (b)	452	33,697
Macy's, Inc.	792	27,506
Nordstrom, Inc.	140	8,373
Ollie's Bargain Outlet Holdings, Inc. (a)	136	13,070
Target Corp.	1,275	112,468
		295,993
OIL, GAS & CONSUMABLE FUELS — 5.9%
Anadarko Petroleum Corp.	1,313	88,509
Andeavor	301	46,204
Apache Corp.	218	10,392
Cabot Oil & Gas Corp.	258	5,810
Carrizo Oil & Gas, Inc. (a) (b)	249	6,275
Chesapeake Energy Corp. (a) (b)	969	4,351
Chevron Corp.	3,329	407,070
Cimarex Energy Co.	85	7,900
Cloud Peak Energy, Inc. (a)	49	113
CNX Resources Corp. (a)	489	6,998
Concho Resources, Inc. (a)	182	27,801
ConocoPhillips	2,978	230,497
CONSOL Energy, Inc. (a)	63	2,571
Denbury Resources, Inc. (a) (b)	965	5,983
Devon Energy Corp.	1,106	44,174
Energen Corp. (a)	190	16,372
EOG Resources, Inc.	1,246	158,952
EQT Corp.	48	2,123
Exxon Mobil Corp.	4,391	373,323
Green Plains, Inc. (b)	22	378
Hess Corp.	656	46,956
HighPoint Resources Corp. (a)	68	332
HollyFrontier Corp.	444	31,036
Kinder Morgan, Inc.	466	8,262
Marathon Oil Corp.	2,300	53,544
Marathon Petroleum Corp.	905	72,373
Matador Resources Co. (a) (b)	248	8,196
Murphy Oil Corp. (b)	361	12,036
Newfield Exploration Co. (a)	211	6,083
Noble Energy, Inc.	916	28,570
Northern Oil and Gas, Inc. (a)	9	36
Oasis Petroleum, Inc. (a)	805	11,415
Occidental Petroleum Corp.	1,876	154,151

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
ONEOK, Inc.	825	$ 55,927
PBF Energy, Inc. Class A	334	16,670
PDC Energy, Inc. (a)	156	7,638
Penn Virginia Corp. (a)	43	3,463
Phillips 66	974	109,789
Pioneer Natural Resources Co.	251	43,722
QEP Resources, Inc. (a)	679	7,686
SM Energy Co. (b)	266	8,387
SRC Energy, Inc. (a) (b)	420	3,734
Valero Energy Corp.	1,091	124,101
Williams Cos., Inc.	203	5,520
World Fuel Services Corp.	8	221
WPX Energy, Inc. (a)	1,070	21,528
		2,287,172
PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade Co.	133	4,894
Domtar Corp.	129	6,730
KapStone Paper and Packaging Corp.	238	8,071
Louisiana-Pacific Corp.	188	4,980
Neenah, Inc.	22	1,899
PH Glatfelter Co.	12	229
Schweitzer-Mauduit International, Inc.	30	1,149
		27,952
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A (b)	40	503
Estee Lauder Cos., Inc. Class A	541	78,618
Inter Parfums, Inc.	9	580
Medifast, Inc.	36	7,976
Nu Skin Enterprises, Inc. Class A	103	8,489
		96,166
PHARMACEUTICALS — 2.3%
Akorn, Inc. (a)	8	104
Allergan PLC	28	5,333
Amneal Pharmaceuticals, Inc. (a)	30	666
Assertio Therapeutics, Inc. (a)	8	47
Bristol-Myers Squibb Co.	1,030	63,942
Catalent, Inc. (a)	256	11,661
Corcept Therapeutics, Inc. (a) (b)	431	6,043
Eli Lilly & Co.	864	92,716
Johnson & Johnson	926	127,945
Lannett Co., Inc. (a) (b)	9	43
Merck & Co., Inc.	1,290	91,512
Mylan NV (a)	210	7,686
Nektar Therapeutics (a)	462	28,163
Perrigo Co. PLC (b)	75	5,310
Pfizer, Inc.	7,702	339,427
Phibro Animal Health Corp. Class A	50	2,145
Prestige Consumer Healthcare, Inc. (a) (b)	19	720
Supernus Pharmaceuticals, Inc. (a)	139	6,999
Zoetis, Inc.	1,105	101,174
		891,636
PROFESSIONAL SERVICES — 0.4%
ASGN, Inc. (a)	132	10,419
Dun & Bradstreet Corp.	57	8,123
Equifax, Inc.	30	3,917
Security Description	Shares	Value
Exponent, Inc.	120	$ 6,432
FTI Consulting, Inc. (a)	109	7,978
Heidrick & Struggles International, Inc.	50	1,692
IHS Markit, Ltd. (a)	420	22,663
Insperity, Inc.	98	11,559
Korn/Ferry International	151	7,435
ManpowerGroup, Inc.	6	516
Navigant Consulting, Inc.	36	830
Resources Connection, Inc.	100	1,660
Robert Half International, Inc.	315	22,170
Verisk Analytics, Inc. (a)	319	38,455
WageWorks, Inc. (a)	2	86
		143,935
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	612	26,989
Forestar Group, Inc. (a)	9	191
HFF, Inc. Class A	46	1,954
Jones Lang LaSalle, Inc.	120	17,319
		46,453
ROAD & RAIL — 1.7%
ArcBest Corp.	28	1,359
Avis Budget Group, Inc. (a)	76	2,443
CSX Corp.	1,748	129,439
Genesee & Wyoming, Inc. Class A (a)	119	10,828
Heartland Express, Inc.	61	1,204
JB Hunt Transport Services, Inc.	210	24,977
Kansas City Southern	94	10,648
Knight-Swift Transportation Holdings, Inc. (b)	156	5,379
Landstar System, Inc.	88	10,736
Marten Transport, Ltd.	152	3,200
Norfolk Southern Corp.	642	115,881
Old Dominion Freight Line, Inc.	172	27,737
Ryder System, Inc.	78	5,699
Saia, Inc. (a)	66	5,046
Union Pacific Corp.	1,789	291,303
Werner Enterprises, Inc.	103	3,641
		649,520
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.0%
Advanced Energy Industries, Inc. (a)	12	620
Advanced Micro Devices, Inc. (a) (b)	1,005	31,044
Analog Devices, Inc.	698	64,537
Applied Materials, Inc.	880	34,012
Broadcom, Inc.	331	81,668
Brooks Automation, Inc.	119	4,169
Cabot Microelectronics Corp.	67	6,912
Cirrus Logic, Inc. (a)	22	849
Cohu, Inc.	140	3,514
Cree, Inc. (a) (b)	298	11,285
Cypress Semiconductor Corp.	552	7,998
Diodes, Inc. (a)	42	1,398
DSP Group, Inc. (a)	9	107
First Solar, Inc. (a)	99	4,794
Integrated Device Technology, Inc. (a)	224	10,530

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Intel Corp.	11,169	$ 528,182
KLA-Tencor Corp.	214	21,766
Kopin Corp. (a) (b)	20	48
Kulicke & Soffa Industries, Inc.	154	3,671
Lam Research Corp.	196	29,733
MaxLinear, Inc. (a) (b)	7	139
Microchip Technology, Inc. (b)	344	27,145
Micron Technology, Inc. (a)	3,134	141,751
MKS Instruments, Inc.	93	7,454
Monolithic Power Systems, Inc.	90	11,298
Nanometrics, Inc. (a)	57	2,139
NVIDIA Corp.	1,555	436,986
Power Integrations, Inc.	40	2,528
Qorvo, Inc. (a)	187	14,378
QUALCOMM, Inc. (b)	1,650	118,850
Rambus, Inc. (a)	182	1,986
Rudolph Technologies, Inc. (a)	120	2,934
Semtech Corp. (a)	104	5,782
Silicon Laboratories, Inc. (a)	99	9,088
Skyworks Solutions, Inc.	75	6,803
SolarEdge Technologies, Inc. (a) (b)	138	5,196
Synaptics, Inc. (a)	1	46
Teradyne, Inc.	216	7,988
Texas Instruments, Inc.	2,219	238,077
Versum Materials, Inc.	98	3,529
Xilinx, Inc.	230	18,439
Xperi Corp.	28	416
		1,909,789
SOFTWARE — 8.5%
8x8, Inc. (a)	242	5,142
ACI Worldwide, Inc. (a)	98	2,758
Adobe Systems, Inc. (a)	1,258	339,597
Agilysys, Inc. (a)	9	147
Alarm.com Holdings, Inc. (a)	60	3,444
ANSYS, Inc. (a)	178	33,229
Autodesk, Inc. (a)	352	54,951
Blackbaud, Inc.	58	5,886
Bottomline Technologies DE, Inc. (a)	99	7,198
CA, Inc.	497	21,943
Cadence Design Systems, Inc. (a)	413	18,717
CDK Global, Inc.	92	5,756
Citrix Systems, Inc. (a)	277	30,791
CommVault Systems, Inc. (a)	55	3,850
Ebix, Inc. (b)	50	3,957
Fair Isaac Corp. (a)	60	13,713
Fortinet, Inc. (a)	376	34,694
Intuit, Inc.	658	149,629
j2 Global, Inc.	40	3,314
LivePerson, Inc. (a)	91	2,361
LogMeIn, Inc.	13	1,158
Manhattan Associates, Inc. (a)	71	3,877
Microsoft Corp.	17,751	2,030,182
OneSpan, Inc. (a)	50	953
Oracle Corp.	656	33,823
Progress Software Corp.	91	3,211
PTC, Inc. (a)	269	28,565
Qualys, Inc. (a)	98	8,732
Security Description	Shares	Value
Red Hat, Inc. (a)	400	$ 54,512
salesforce.com, Inc. (a)	1,934	307,564
SPS Commerce, Inc. (a)	41	4,069
Symantec Corp.	166	3,532
Synopsys, Inc. (a)	196	19,328
Tyler Technologies, Inc. (a)	74	18,134
Ultimate Software Group, Inc. (a)	40	12,888
		3,271,605
SPECIALTY RETAIL — 3.4%
Aaron's, Inc.	26	1,416
Abercrombie & Fitch Co. Class A	312	6,589
Advance Auto Parts, Inc.	132	22,219
American Eagle Outfitters, Inc.	496	12,316
Asbury Automotive Group, Inc. (a)	9	619
Ascena Retail Group, Inc. (a)	98	448
AutoNation, Inc. (a)	91	3,781
AutoZone, Inc. (a)	50	38,785
Best Buy Co., Inc.	491	38,966
Buckle, Inc.	1	23
Caleres, Inc.	103	3,693
CarMax, Inc. (a)	206	15,382
Children's Place, Inc. (b)	27	3,451
DSW, Inc. Class A	218	7,386
Express, Inc. (a)	82	907
Five Below, Inc. (a)	154	20,029
Foot Locker, Inc.	183	9,329
Gap, Inc.	621	17,916
Group 1 Automotive, Inc.	33	2,142
Guess?, Inc.	149	3,367
Haverty Furniture Cos., Inc.	50	1,105
Home Depot, Inc.	2,453	508,139
L Brands, Inc.	23	697
Lithia Motors, Inc. Class A (b)	42	3,430
Lowe's Cos., Inc.	1,514	173,837
MarineMax, Inc. (a)	20	425
Michaels Cos., Inc. (a) (b)	9	146
Monro, Inc. (b)	78	5,429
Murphy USA, Inc. (a)	28	2,393
O'Reilly Automotive, Inc. (a)	168	58,350
RH (a) (b)	51	6,681
Ross Stores, Inc.	965	95,631
Sally Beauty Holdings, Inc. (a) (b)	19	349
Signet Jewelers, Ltd.	8	527
Sleep Number Corp. (a)	70	2,575
Sonic Automotive, Inc. Class A (b)	9	174
Tailored Brands, Inc. (b)	183	4,610
Tiffany & Co.	268	34,564
TJX Cos., Inc.	1,431	160,301
Tractor Supply Co.	303	27,537
Ulta Salon Cosmetics & Fragrance, Inc. (a)	23	6,489
Urban Outfitters, Inc. (a)	238	9,734
Williams-Sonoma, Inc. (b)	194	12,750
		1,324,637
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.6%
Apple, Inc.	8,690	1,961,681
Cray, Inc. (a)	1	22

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Hewlett Packard Enterprise Co.	1,732	$ 28,249
HP, Inc.	2,739	70,584
NCR Corp. (a)	98	2,784
NetApp, Inc.	696	59,779
Seagate Technology PLC	715	33,855
Western Digital Corp.	121	7,083
Xerox Corp.	16	432
		2,164,469
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Carter's, Inc.	111	10,945
Crocs, Inc. (a)	199	4,237
Deckers Outdoor Corp. (a)	78	9,249
Fossil Group, Inc. (a) (b)	140	3,259
G-III Apparel Group, Ltd. (a)	159	7,662
Hanesbrands, Inc. (b)	265	4,884
Michael Kors Holdings, Ltd. (a)	412	28,247
NIKE, Inc. Class B	2,929	248,145
Oxford Industries, Inc.	47	4,239
PVH Corp.	169	24,404
Ralph Lauren Corp.	142	19,532
Skechers U.S.A., Inc. Class A (a)	142	3,966
Steven Madden, Ltd.	111	5,872
Tapestry, Inc.	228	11,461
Under Armour, Inc. Class A (a) (b)	288	6,111
Under Armour, Inc. Class C (a)	323	6,286
VF Corp.	700	65,415
Wolverine World Wide, Inc.	173	6,756
		470,670
THRIFTS & MORTGAGE FINANCE — 0.1%
Axos Financial, Inc. (a) (b)	188	6,465
Dime Community Bancshares, Inc.	82	1,464
HomeStreet, Inc. (a)	107	2,836
LendingTree, Inc. (a) (b)	5	1,151
New York Community Bancorp, Inc. (b)	120	1,244
NMI Holdings, Inc. Class A (a)	156	3,533
Northwest Bancshares, Inc.	160	2,771
Provident Financial Services, Inc.	141	3,462
TrustCo Bank Corp. NY	232	1,972
Walker & Dunlop, Inc.	64	3,384
Washington Federal, Inc.	111	3,552
		31,834
TOBACCO — 0.1%
Altria Group, Inc.	654	39,443
Philip Morris International, Inc.	127	10,355
		49,798
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	84	6,573
Fastenal Co. (b)	377	21,874
GATX Corp.	77	6,667
Security Description	Shares	Value
Kaman Corp.	67	$ 4,474
MSC Industrial Direct Co., Inc. Class A	93	8,194
United Rentals, Inc. (a)	156	25,522
W.W. Grainger, Inc.	122	43,604
Watsco, Inc. (b)	62	11,042
		127,950
WATER UTILITIES — 0.1%
American States Water Co.	30	1,834
American Water Works Co., Inc.	193	16,978
Aqua America, Inc.	190	7,011
California Water Service Group	50	2,145
		27,968
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (e)
Spok Holdings, Inc.	9	139
TOTAL COMMON STOCKS (Cost $35,817,164)		38,484,515
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (f) (g)	35,149	35,149
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	74,075	74,075
TOTAL SHORT-TERM INVESTMENTS (Cost $109,224)		109,224
TOTAL INVESTMENTS — 100.2% (Cost $35,926,388)		38,593,739
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(59,876)
NET ASSETS — 100.0%		$ 38,533,863

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2018, total aggregate fair value of securities is $72 representing 0.0% of net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2018.
(h)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 1,130,117	$—	$—	$ 1,130,117
Air Freight & Logistics	183,556	—	—	183,556
Airlines	70,074	—	—	70,074
Auto Components	73,356	—	—	73,356
Automobiles	97,113	—	—	97,113
Banks	2,011,984	—	—	2,011,984
Beverages	298,758	—	—	298,758
Biotechnology	712,181	—	—	712,181
Building Products	88,548	—	—	88,548
Capital Markets	1,023,381	—	—	1,023,381
Chemicals	638,760	72	—	638,832
Commercial Services & Supplies	187,179	—	—	187,179
Communications Equipment	652,363	—	—	652,363
Construction & Engineering	59,055	—	—	59,055
Construction Materials	25,748	—	—	25,748
Consumer Finance	262,051	—	—	262,051
Containers & Packaging	76,474	—	—	76,474
Distributors	40,356	—	—	40,356
Diversified Consumer Services	29,106	—	—	29,106
Diversified Financial Services	434,286	—	—	434,286
Diversified Telecommunication Services	306,679	—	—	306,679
Electric Utilities	416,169	—	—	416,169
Electrical Equipment	162,820	—	—	162,820
Electronic Equipment, Instruments & Components	257,665	—	—	257,665
Energy Equipment & Services	261,143	—	—	261,143
Entertainment	968,717	—	—	968,717
Equity Real Estate Investment Trusts (REITs)	767,189	—	—	767,189
Food & Staples Retailing	506,969	—	—	506,969
Food Products	243,821	—	—	243,821
Gas Utilities	31,046	—	—	31,046
Health Care Equipment & Supplies	1,540,193	—	—	1,540,193
Health Care Providers & Services	1,383,979	—	—	1,383,979
Health Care Technology	19,525	—	—	19,525
Hotels, Restaurants & Leisure	513,744	—	—	513,744
Household Durables	129,937	—	—	129,937
Household Products	117,894	—	—	117,894
Independent Power and Renewable Electricity Producers	38,701	—	—	38,701
Industrial Conglomerates	276,736	—	—	276,736
Insurance	494,849	—	—	494,849
Interactive Media & Services	1,816,043	—	—	1,816,043
Internet & Direct Marketing Retail	2,337,789	—	—	2,337,789
IT Services	2,404,934	—	—	2,404,934
Leisure Equipment & Products	33,703	—	—	33,703
Life Sciences Tools & Services	440,952	—	—	440,952
Machinery	606,204	—	—	606,204
Marine	15,078	—	—	15,078
Media	101,533	—	—	101,533
Metals & Mining	161,498	—	—	161,498
Mortgage Real Estate Investment Trust (REITs)	4,178	—	—	4,178
See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Multi-Utilities	$ 212,623	$—	$—	$ 212,623
Multiline Retail	295,993	—	—	295,993
Oil, Gas & Consumable Fuels	2,287,172	—	—	2,287,172
Paper & Forest Products	27,952	—	—	27,952
Personal Products	96,166	—	—	96,166
Pharmaceuticals	891,636	—	—	891,636
Professional Services	143,935	—	—	143,935
Real Estate Management & Development	46,453	—	—	46,453
Road & Rail	649,520	—	—	649,520
Semiconductors & Semiconductor Equipment	1,909,789	—	—	1,909,789
Software	3,271,605	—	—	3,271,605
Specialty Retail	1,324,637	—	—	1,324,637
Technology Hardware, Storage & Peripherals	2,164,469	—	—	2,164,469
Textiles, Apparel & Luxury Goods	470,670	—	—	470,670
Thrifts & Mortgage Finance	31,834	—	—	31,834
Tobacco	49,798	—	—	49,798
Trading Companies & Distributors	127,950	—	—	127,950
Water Utilities	27,968	—	—	27,968
Wireless Telecommunication Services	139	—	—	139
Short-Term Investments	109,224	—	—	109,224
TOTAL INVESTMENTS	$38,593,667	$72	$—	$38,593,739
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Corp.	530	$ 49,338	$ 8,235	$ 28,967	$(3,511)	$(966)	288	$ 24,129	$135	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	18,305	18,305	256,105	239,261	—	—	35,149	35,149	131	—
State Street Navigator Securities Lending Government Money Market Portfolio	39,438	39,438	189,898	155,261	—	—	74,075	74,075	231	—
Total		$107,081	$454,238	$423,489	$(3,511)	$(966)		$133,353	$497	$—
See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.8%
AAR Corp.	47	$ 2,251
Aerojet Rocketdyne Holdings, Inc. (a)	43	1,462
Aerovironment, Inc. (a) (b)	12	1,346
Arconic, Inc.	263	5,789
Boeing Co.	312	116,033
Cubic Corp.	15	1,096
Curtiss-Wright Corp.	20	2,748
Engility Holdings, Inc. (a)	90	3,239
Esterline Technologies Corp. (a)	41	3,729
General Dynamics Corp.	170	34,802
Harris Corp.	53	8,968
Huntington Ingalls Industries, Inc.	29	7,426
KLX, Inc. (a)	48	3,013
L3 Technologies, Inc.	64	13,608
Lockheed Martin Corp.	162	56,046
Mercury Systems, Inc. (a)	22	1,217
Moog, Inc. Class A	42	3,611
National Presto Industries, Inc. (b)	10	1,296
Northrop Grumman Corp.	83	26,342
Raytheon Co.	131	27,072
Rockwell Collins, Inc.	75	10,535
Teledyne Technologies, Inc. (a)	24	5,920
Textron, Inc.	208	14,866
TransDigm Group, Inc. (a)	16	5,957
Triumph Group, Inc. (b)	203	4,730
United Technologies Corp.	870	121,635
		484,737
AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	100	6,375
C.H. Robinson Worldwide, Inc.	116	11,359
Expeditors International of Washington, Inc.	117	8,603
FedEx Corp.	231	55,622
Forward Air Corp.	24	1,721
Hub Group, Inc. Class A (a)	132	6,019
United Parcel Service, Inc. Class B	781	91,182
		180,881
AIRLINES — 1.1%
Alaska Air Group, Inc.	241	16,595
Allegiant Travel Co. (b)	31	3,931
American Airlines Group, Inc.	1,602	66,211
Delta Air Lines, Inc.	1,230	71,131
Hawaiian Holdings, Inc.	99	3,970
JetBlue Airways Corp. (a)	1,223	23,677
SkyWest, Inc.	102	6,008
Southwest Airlines Co.	581	36,283
United Continental Holdings, Inc. (a)	895	79,709
		307,515
AUTO COMPONENTS — 0.3%
American Axle & Manufacturing Holdings, Inc. (a)	437	7,621
Aptiv PLC	222	18,626
BorgWarner, Inc.	235	10,053
Cooper Tire & Rubber Co. (b)	196	5,547
Security Description	Shares	Value
Cooper-Standard Holdings, Inc. (a)	32	$ 3,840
Dana, Inc.	346	6,460
Delphi Technologies PLC	114	3,575
Dorman Products, Inc. (a)	24	1,846
Gentex Corp.	220	4,721
Goodyear Tire & Rubber Co.	926	21,659
LCI Industries	29	2,401
Standard Motor Products, Inc.	26	1,280
Superior Industries International, Inc.	86	1,466
		89,095
AUTOMOBILES — 1.3%
Ford Motor Co.	15,547	143,810
General Motors Co.	5,211	175,454
Harley-Davidson, Inc.	326	14,768
Thor Industries, Inc.	58	4,854
Winnebago Industries, Inc.	39	1,293
		340,179
BANKS — 7.5%
Associated Banc-Corp.	194	5,044
Banc of California, Inc.	167	3,156
BancorpSouth Bank	85	2,779
Bank of America Corp.	10,745	316,548
Bank of Hawaii Corp.	35	2,762
Bank OZK	162	6,150
Banner Corp.	71	4,414
BB&T Corp.	872	42,327
Boston Private Financial Holdings, Inc.	125	1,706
Brookline Bancorp, Inc.	94	1,570
Cathay General Bancorp	89	3,688
Chemical Financial Corp.	47	2,510
Citigroup, Inc.	3,879	278,279
Citizens Financial Group, Inc.	623	24,029
City Holding Co.	21	1,613
Columbia Banking System, Inc.	59	2,287
Comerica, Inc.	115	10,373
Commerce Bancshares, Inc.	79	5,216
Community Bank System, Inc.	42	2,565
Cullen/Frost Bankers, Inc.	61	6,371
Customers Bancorp, Inc. (a)	166	3,906
CVB Financial Corp.	84	1,875
East West Bancorp, Inc.	95	5,735
Fifth Third Bancorp	872	24,346
First BanCorp (a)	819	7,453
First Commonwealth Financial Corp.	95	1,533
First Financial Bancorp	60	1,782
First Financial Bankshares, Inc. (b)	31	1,832
First Horizon National Corp.	244	4,211
First Midwest Bancorp, Inc.	86	2,287
FNB Corp.	370	4,706
Fulton Financial Corp.	281	4,679
Glacier Bancorp, Inc.	69	2,973
Hancock Whitney Corp.	81	3,852
Hanmi Financial Corp.	78	1,942
Home BancShares, Inc.	103	2,256
Hope Bancorp, Inc.	174	2,814
Huntington Bancshares, Inc.	1,049	15,651
Independent Bank Corp.	18	1,487

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
International Bancshares Corp.	72	$ 3,240
JPMorgan Chase & Co.	3,785	427,099
KeyCorp	1,217	24,206
LegacyTexas Financial Group, Inc.	38	1,619
M&T Bank Corp.	136	22,377
MB Financial, Inc.	110	5,072
NBT Bancorp, Inc.	57	2,188
OFG Bancorp	172	2,778
Old National Bancorp	199	3,841
PacWest Bancorp	160	7,624
People's United Financial, Inc.	761	13,028
Pinnacle Financial Partners, Inc.	39	2,346
PNC Financial Services Group, Inc.	604	82,259
Prosperity Bancshares, Inc.	77	5,340
Regions Financial Corp.	1,443	26,479
S&T Bancorp, Inc.	36	1,561
Signature Bank	65	7,465
Simmons First National Corp. Class A	76	2,238
Sterling Bancorp	103	2,266
SunTrust Banks, Inc.	519	34,664
SVB Financial Group (a)	31	9,636
Synovus Financial Corp.	96	4,396
TCF Financial Corp.	159	3,786
Texas Capital Bancshares, Inc. (a)	39	3,223
Tompkins Financial Corp.	27	2,192
Trustmark Corp.	88	2,961
UMB Financial Corp.	55	3,899
Umpqua Holdings Corp.	288	5,990
United Bankshares, Inc. (b)	120	4,362
United Community Banks, Inc.	48	1,339
US Bancorp	2,004	105,831
Valley National Bancorp (b)	361	4,061
Webster Financial Corp.	77	4,540
Wells Fargo & Co.	6,682	351,206
Westamerica Bancorporation (b)	17	1,023
Wintrust Financial Corp.	40	3,398
Zions Bancorp	163	8,174
		2,016,414
BEVERAGES — 0.9%
Boston Beer Co., Inc. Class A (a) (b)	8	2,300
Brown-Forman Corp. Class B	257	12,991
Coca-Cola Co.	2,342	108,177
Constellation Brands, Inc. Class A	80	17,250
Molson Coors Brewing Co. Class B	289	17,774
Monster Beverage Corp. (a)	180	10,490
PepsiCo, Inc.	640	71,552
		240,534
BIOTECHNOLOGY — 1.7%
AbbVie, Inc.	695	65,733
Acorda Therapeutics, Inc. (a)	86	1,690
Alexion Pharmaceuticals, Inc. (a)	102	14,179
Amgen, Inc.	542	112,351
Biogen, Inc. (a)	132	46,637
Celgene Corp. (a)	323	28,905
Emergent BioSolutions, Inc. (a)	31	2,041
Gilead Sciences, Inc.	1,696	130,948
Incyte Corp. (a)	95	6,563
Security Description	Shares	Value
Momenta Pharmaceuticals, Inc. (a)	54	$ 1,420
Myriad Genetics, Inc. (a)	67	3,082
Regeneron Pharmaceuticals, Inc. (a)	45	18,182
Spectrum Pharmaceuticals, Inc. (a) (b)	20	336
United Therapeutics Corp. (a)	57	7,289
Vertex Pharmaceuticals, Inc. (a)	51	9,830
		449,186
BUILDING PRODUCTS — 0.3%
AAON, Inc. (b)	15	567
Allegion PLC	31	2,808
AO Smith Corp.	65	3,469
Apogee Enterprises, Inc.	87	3,595
Fortune Brands Home & Security, Inc.	138	7,226
Gibraltar Industries, Inc. (a)	36	1,642
Griffon Corp.	184	2,971
Johnson Controls International PLC	1,042	36,470
Lennox International, Inc.	17	3,713
Masco Corp.	196	7,173
Quanex Building Products Corp.	50	910
Simpson Manufacturing Co., Inc.	26	1,884
Universal Forest Products, Inc.	108	3,816
		76,244
CAPITAL MARKETS — 2.6%
Affiliated Managers Group, Inc.	48	6,563
Ameriprise Financial, Inc.	160	23,626
Bank of New York Mellon Corp.	1,218	62,106
BlackRock, Inc.	122	57,502
Blucora, Inc. (a)	46	1,852
Cboe Global Markets, Inc.	22	2,111
Charles Schwab Corp.	406	19,955
CME Group, Inc.	279	47,489
Donnelley Financial Solutions, Inc. (a)	119	2,132
E*TRADE Financial Corp. (a)	221	11,578
Eaton Vance Corp.	56	2,943
Evercore, Inc. Class A	27	2,715
FactSet Research Systems, Inc.	15	3,356
Federated Investors, Inc. Class B	128	3,087
Franklin Resources, Inc.	1,195	36,340
Goldman Sachs Group, Inc.	480	107,635
Greenhill & Co., Inc.	54	1,423
Interactive Brokers Group, Inc. Class A	41	2,268
Intercontinental Exchange, Inc.	335	25,088
INTL. FCStone, Inc. (a)	67	3,237
Invesco, Ltd.	710	16,245
Investment Technology Group, Inc.	108	2,339
Janus Henderson Group PLC	247	6,659
Legg Mason, Inc.	289	9,025
MarketAxess Holdings, Inc.	11	1,963
Moody's Corp.	33	5,518
Morgan Stanley	2,473	115,168
MSCI, Inc.	18	3,193
Nasdaq, Inc.	133	11,411
Northern Trust Corp.	185	18,894
Piper Jaffray Cos.	20	1,527
Raymond James Financial, Inc.	110	10,125
S&P Global, Inc.	50	9,770
SEI Investments Co.	51	3,116

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
State Street Corp. (c)	318	$ 26,642
Stifel Financial Corp.	60	3,076
T Rowe Price Group, Inc.	142	15,504
Waddell & Reed Financial, Inc. Class A (b)	312	6,608
		689,789
CHEMICALS — 1.6%
A Schulman, Inc. (d)	65	130
AdvanSix, Inc. (a)	31	1,052
Air Products & Chemicals, Inc.	180	30,069
Albemarle Corp. (b)	63	6,286
American Vanguard Corp.	25	450
Ashland Global Holdings, Inc.	89	7,464
Balchem Corp.	12	1,345
Cabot Corp.	69	4,328
CF Industries Holdings, Inc.	306	16,659
Chemours Co.	126	4,969
DowDuPont, Inc.	1,543	99,230
Eastman Chemical Co.	159	15,220
Ecolab, Inc.	149	23,360
FMC Corp.	62	5,405
FutureFuel Corp.	101	1,873
Hawkins, Inc.	19	788
HB Fuller Co.	41	2,119
Ingevity Corp. (a)	19	1,936
Innophos Holdings, Inc.	60	2,664
Innospec, Inc.	20	1,535
International Flavors & Fragrances, Inc.	36	5,008
Koppers Holdings, Inc. (a)	54	1,682
Kraton Corp. (a)	60	2,829
LSB Industries, Inc. (a)	42	411
LyondellBasell Industries NV Class A	765	78,420
Minerals Technologies, Inc.	65	4,394
Mosaic Co.	694	22,541
NewMarket Corp. (b)	8	3,244
Olin Corp.	219	5,624
PolyOne Corp.	70	3,060
PPG Industries, Inc.	159	17,352
Praxair, Inc.	192	30,860
Quaker Chemical Corp.	6	1,213
Rayonier Advanced Materials, Inc.	79	1,456
RPM International, Inc.	127	8,247
Scotts Miracle-Gro Co. (b)	78	6,141
Sensient Technologies Corp.	28	2,142
Sherwin-Williams Co.	38	17,298
Stepan Co.	27	2,349
Tredegar Corp.	74	1,602
		442,755
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	129	4,160
Brady Corp. Class A	46	2,013
Brink's Co.	54	3,767
Cintas Corp.	50	9,890
Clean Harbors, Inc. (a)	65	4,653
Copart, Inc. (a)	93	4,792
Security Description	Shares	Value
Deluxe Corp.	86	$ 4,897
Essendant, Inc.	131	1,679
Healthcare Services Group, Inc. (b)	33	1,340
Herman Miller, Inc.	78	2,995
HNI Corp.	86	3,805
Interface, Inc.	78	1,821
LSC Communications, Inc.	172	1,902
Matthews International Corp. Class A	59	2,959
Mobile Mini, Inc.	46	2,017
MSA Safety, Inc.	23	2,448
Pitney Bowes, Inc.	1,186	8,397
Republic Services, Inc.	310	22,525
Rollins, Inc.	45	2,731
RR Donnelley & Sons Co.	314	1,696
Stericycle, Inc. (a)	96	5,633
Tetra Tech, Inc.	46	3,142
UniFirst Corp.	17	2,952
Viad Corp.	23	1,363
Waste Management, Inc.	323	29,186
		132,763
COMMUNICATIONS EQUIPMENT — 0.8%
ADTRAN, Inc.	62	1,094
ARRIS International PLC (a)	266	6,913
Ciena Corp. (a)	119	3,718
Cisco Systems, Inc.	2,997	145,804
Comtech Telecommunications Corp.	32	1,161
Digi International, Inc. (a)	39	525
F5 Networks, Inc. (a)	41	8,176
Finisar Corp. (a)	179	3,410
Harmonic, Inc. (a) (b)	113	622
InterDigital, Inc.	54	4,320
Juniper Networks, Inc.	451	13,516
Lumentum Holdings, Inc. (a) (b)	24	1,439
Motorola Solutions, Inc.	74	9,630
NETGEAR, Inc. (a)	35	2,200
NetScout Systems, Inc. (a)	65	1,641
Plantronics, Inc.	24	1,447
ViaSat, Inc. (a) (b)	47	3,006
Viavi Solutions, Inc. (a)	139	1,576
		210,198
CONSTRUCTION & ENGINEERING — 0.3%
AECOM (a)	628	20,510
Aegion Corp. (a)	87	2,208
Comfort Systems USA, Inc.	31	1,748
Dycom Industries, Inc. (a)	42	3,553
EMCOR Group, Inc.	114	8,563
Fluor Corp.	275	15,978
Granite Construction, Inc.	86	3,930
Jacobs Engineering Group, Inc.	169	12,929
KBR, Inc.	275	5,811
Orion Group Holdings, Inc. (a)	86	649
Quanta Services, Inc. (a)	291	9,714
Valmont Industries, Inc.	38	5,263
		90,856
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	43	3,665

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Martin Marietta Materials, Inc.	43	$ 7,824
Vulcan Materials Co.	61	6,783
		18,272
CONSUMER FINANCE — 1.1%
American Express Co.	817	87,002
Capital One Financial Corp.	936	88,855
Discover Financial Services	487	37,231
Encore Capital Group, Inc. (a) (b)	39	1,398
Enova International, Inc. (a)	134	3,859
EZCORP, Inc. Class A (a) (b)	96	1,027
FirstCash, Inc.	25	2,050
Green Dot Corp. Class A (a)	28	2,487
Navient Corp.	921	12,415
PRA Group, Inc. (a) (b)	69	2,484
SLM Corp. (a)	291	3,245
Synchrony Financial	1,333	41,430
World Acceptance Corp. (a)	24	2,745
		286,228
CONTAINERS & PACKAGING — 0.5%
AptarGroup, Inc.	42	4,525
Avery Dennison Corp.	53	5,743
Ball Corp.	230	10,118
Bemis Co., Inc.	119	5,783
Greif, Inc. Class A	101	5,420
International Paper Co.	581	28,556
Myers Industries, Inc.	46	1,069
Owens-Illinois, Inc. (a)	245	4,604
Packaging Corp. of America	79	8,666
Sealed Air Corp.	301	12,085
Silgan Holdings, Inc.	303	8,423
Sonoco Products Co.	130	7,215
WestRock Co.	414	22,124
		124,331
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	180	6,113
Genuine Parts Co.	192	19,085
LKQ Corp. (a)	302	9,564
Pool Corp.	15	2,503
		37,265
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	60	2,892
American Public Education, Inc. (a)	19	628
Career Education Corp. (a)	79	1,179
Graham Holdings Co. Class B	9	5,214
H&R Block, Inc. (b)	231	5,948
Regis Corp. (a)	130	2,656
Service Corp. International	118	5,216
Sotheby's (a) (b)	46	2,263
Strategic Education, Inc.	46	6,303
		32,299
DIVERSIFIED FINANCIAL SERVICES — 2.5%
Berkshire Hathaway, Inc. Class B (a)	3,005	643,400
Jefferies Financial Group, Inc.	1,134	24,903
		668,303
Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.4%
AT&T, Inc.	14,202	$ 476,903
ATN International, Inc.	21	1,551
CenturyLink, Inc.	3,715	78,758
Cincinnati Bell, Inc. (a)	249	3,972
Frontier Communications Corp. (b)	420	2,726
Iridium Communications, Inc. (a)	342	7,695
Verizon Communications, Inc.	6,369	340,041
		911,646
ELECTRIC UTILITIES — 2.8%
ALLETE, Inc.	59	4,425
Alliant Energy Corp.	263	11,196
American Electric Power Co., Inc.	701	49,687
Duke Energy Corp.	1,393	111,468
Edison International	502	33,975
El Paso Electric Co.	53	3,032
Entergy Corp.	354	28,720
Evergy, Inc.	306	16,805
Eversource Energy	415	25,497
Exelon Corp.	1,889	82,474
FirstEnergy Corp. (b)	951	35,349
Hawaiian Electric Industries, Inc.	155	5,516
IDACORP, Inc.	58	5,755
NextEra Energy, Inc.	395	66,202
OGE Energy Corp.	284	10,315
PG&E Corp. (a)	2,022	93,032
Pinnacle West Capital Corp.	159	12,590
PNM Resources, Inc.	104	4,103
PPL Corp.	1,368	40,028
Southern Co.	1,748	76,213
Xcel Energy, Inc.	666	31,442
		747,824
ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	23	3,616
AMETEK, Inc.	106	8,387
AZZ, Inc.	29	1,464
Eaton Corp. PLC	567	49,176
Emerson Electric Co.	515	39,439
Encore Wire Corp.	20	1,002
EnerSys	49	4,269
Hubbell, Inc.	46	6,144
nVent Electric PLC	155	4,210
Powell Industries, Inc.	31	1,124
Regal Beloit Corp.	62	5,112
Rockwell Automation, Inc.	56	10,501
Vicor Corp. (a)	7	322
		134,766
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Amphenol Corp. Class A	114	10,718
Anixter International, Inc. (a)	144	10,123
Arrow Electronics, Inc. (a)	342	25,212
Avnet, Inc.	453	20,281
Badger Meter, Inc.	13	688
Bel Fuse, Inc. Class B	31	821

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Belden, Inc. (b)	47	$ 3,356
Benchmark Electronics, Inc.	174	4,072
Cognex Corp.	34	1,898
Coherent, Inc. (a) (b)	16	2,755
Corning, Inc.	912	32,194
CTS Corp.	43	1,475
Daktronics, Inc.	107	839
Electro Scientific Industries, Inc. (a)	34	593
FARO Technologies, Inc. (a)	10	643
FLIR Systems, Inc.	62	3,811
II-VI, Inc. (a)	48	2,270
Insight Enterprises, Inc. (a)	139	7,518
IPG Photonics Corp. (a)	25	3,902
Itron, Inc. (a)	30	1,926
Jabil, Inc.	599	16,221
Keysight Technologies, Inc. (a)	109	7,225
Knowles Corp. (a)	128	2,127
Littelfuse, Inc.	12	2,375
Methode Electronics, Inc.	96	3,475
MTS Systems Corp.	20	1,095
National Instruments Corp.	51	2,465
OSI Systems, Inc. (a)	21	1,602
Park Electrochemical Corp.	22	429
Plexus Corp. (a)	57	3,335
Rogers Corp. (a)	11	1,621
Sanmina Corp. (a)	268	7,397
ScanSource, Inc. (a)	100	3,990
SYNNEX Corp.	126	10,672
TE Connectivity, Ltd.	228	20,048
Tech Data Corp. (a)	166	11,881
Trimble, Inc. (a)	146	6,345
TTM Technologies, Inc. (a)	183	2,912
Vishay Intertechnology, Inc. (b)	173	3,521
Zebra Technologies Corp. Class A (a)	24	4,244
		248,075
ENERGY EQUIPMENT & SERVICES — 1.2%
Apergy Corp. (a)	25	1,089
Archrock, Inc.	506	6,173
Baker Hughes a GE Co.	209	7,070
Diamond Offshore Drilling, Inc. (a) (b)	444	8,880
Dril-Quip, Inc. (a) (b)	49	2,560
Ensco PLC Class A	1,709	14,424
Era Group, Inc. (a)	65	803
Exterran Corp. (a)	235	6,235
Geospace Technologies Corp. (a)	11	151
Gulf Island Fabrication, Inc.	31	308
Halliburton Co.	623	25,250
Helix Energy Solutions Group, Inc. (a)	544	5,375
Helmerich & Payne, Inc.	143	9,834
KLX Energy Services Holdings, Inc. (a)	3	96
Matrix Service Co. (a)	74	1,824
McDermott International, Inc. (a) (b)	353	6,506
Nabors Industries, Ltd.	1,272	7,836
National Oilwell Varco, Inc.	590	25,417
Newpark Resources, Inc. (a)	118	1,221
Noble Corp. PLC (a) (b)	965	6,784
Oceaneering International, Inc.	385	10,626
Security Description	Shares	Value
Oil States International, Inc. (a)	130	$ 4,316
Patterson-UTI Energy, Inc.	278	4,757
Pioneer Energy Services Corp. (a)	192	566
Rowan Cos. PLC Class A (a)	497	9,359
Schlumberger, Ltd.	1,411	85,958
SEACOR Holdings, Inc. (a)	53	2,619
Superior Energy Services, Inc. (a)	927	9,029
TechnipFMC PLC	494	15,437
TETRA Technologies, Inc. (a)	226	1,019
Transocean, Ltd. (a) (b)	1,679	23,422
Unit Corp. (a)	211	5,499
US Silica Holdings, Inc. (b)	86	1,619
		312,062
ENTERTAINMENT — 1.3%
Activision Blizzard, Inc.	151	12,562
Cinemark Holdings, Inc. (b)	151	6,070
Electronic Arts, Inc. (a)	148	17,833
Live Nation Entertainment, Inc. (a)	155	8,443
Marcus Corp.	38	1,598
Netflix, Inc. (a)	86	32,175
Take-Two Interactive Software, Inc. (a)	37	5,106
Twenty-First Century Fox, Inc. Class A	1,002	46,423
Twenty-First Century Fox, Inc. Class B	436	19,977
Viacom, Inc. Class B	1,382	46,656
Walt Disney Co.	1,413	165,236
		362,079
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.7%
Acadia Realty Trust REIT	74	2,074
Agree Realty Corp. REIT	20	1,062
Alexander & Baldwin, Inc. (a)	78	1,770
Alexandria Real Estate Equities, Inc. REIT	48	6,038
American Assets Trust, Inc. REIT	84	3,132
American Campus Communities, Inc. REIT	174	7,162
American Tower Corp. REIT	145	21,068
Apartment Investment & Management Co. Class A REIT	129	5,693
AvalonBay Communities, Inc. REIT	116	21,013
Boston Properties, Inc. REIT	90	11,078
Camden Property Trust REIT	88	8,234
CareTrust REIT, Inc.	65	1,151
CBL & Associates Properties, Inc. REIT (b)	962	3,838
Cedar Realty Trust, Inc. REIT	215	1,002
Chesapeake Lodging Trust REIT	93	2,983
CoreCivic, Inc. REIT	463	11,265
CoreSite Realty Corp. REIT	14	1,556
Corporate Office Properties Trust REIT	117	3,490
Cousins Properties, Inc. REIT	352	3,129
Crown Castle International Corp. REIT	188	20,930
DiamondRock Hospitality Co. REIT	343	4,003
Digital Realty Trust, Inc. REIT	95	10,686
Douglas Emmett, Inc. REIT	108	4,074
Duke Realty Corp. REIT	413	11,717

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
EastGroup Properties, Inc. REIT	21	$ 2,008
EPR Properties REIT	84	5,746
Equinix, Inc. REIT	26	11,255
Equity Residential REIT	426	28,227
Essex Property Trust, Inc. REIT	30	7,401
Extra Space Storage, Inc. REIT	87	7,538
Federal Realty Investment Trust REIT	34	4,300
First Industrial Realty Trust, Inc. REIT	202	6,343
Four Corners Property Trust, Inc. REIT	55	1,413
Franklin Street Properties Corp. REIT	219	1,750
GEO Group, Inc. REIT	238	5,988
Getty Realty Corp. REIT	81	2,313
Global Net Lease, Inc. REIT (b)	275	5,734
Government Properties Income Trust REIT (b)	184	2,077
HCP, Inc. REIT	919	24,188
Healthcare Realty Trust, Inc. REIT	103	3,014
Hersha Hospitality Trust REIT	142	3,219
Highwoods Properties, Inc. REIT	131	6,191
Hospitality Properties Trust REIT	325	9,373
Host Hotels & Resorts, Inc. REIT	971	20,488
Iron Mountain, Inc. REIT	246	8,492
JBG SMITH Properties REIT	49	1,805
Kilroy Realty Corp. REIT	96	6,882
Kimco Realty Corp. REIT	475	7,951
Kite Realty Group Trust REIT	42	699
Lamar Advertising Co. Class A REIT	95	7,391
LaSalle Hotel Properties REIT	216	7,471
Lexington Realty Trust REIT	279	2,316
Liberty Property Trust REIT	166	7,014
Life Storage, Inc. REIT	44	4,187
LTC Properties, Inc. REIT	52	2,294
Macerich Co. REIT	257	14,210
Mack-Cali Realty Corp. REIT	177	3,763
Medical Properties Trust, Inc. REIT	477	7,112
Mid-America Apartment Communities, Inc. REIT	93	9,317
National Retail Properties, Inc. REIT	182	8,157
Omega Healthcare Investors, Inc. REIT	392	12,846
Pennsylvania Real Estate Investment Trust	138	1,305
PotlatchDeltic Corp. REIT	24	983
Prologis, Inc. REIT	421	28,540
PS Business Parks, Inc. REIT	22	2,796
Public Storage REIT	101	20,365
Rayonier, Inc. REIT	107	3,618
Realty Income Corp. REIT	276	15,702
Regency Centers Corp. REIT	111	7,178
Sabra Health Care REIT, Inc. (b)	96	2,220
Saul Centers, Inc. REIT	24	1,344
SBA Communications Corp. REIT (a)	23	3,694
Senior Housing Properties Trust REIT	929	16,313
Simon Property Group, Inc. REIT	253	44,718
SL Green Realty Corp. REIT	104	10,143
Tanger Factory Outlet Centers, Inc. REIT (b)	74	1,693
Taubman Centers, Inc. REIT	58	3,470
UDR, Inc. REIT	164	6,631
Security Description	Shares	Value
Uniti Group, Inc. REIT (a)	54	$ 1,088
Universal Health Realty Income Trust REIT	12	893
Urban Edge Properties REIT	125	2,760
Urstadt Biddle Properties, Inc. Class A REIT	67	1,426
Ventas, Inc. REIT	541	29,420
Vornado Realty Trust REIT	195	14,235
Washington Prime Group, Inc. REIT (b)	874	6,380
Weingarten Realty Investors REIT	184	5,476
Welltower, Inc. REIT	419	26,950
Weyerhaeuser Co. REIT	710	22,912
		720,874
FOOD & STAPLES RETAILING — 3.9%
Andersons, Inc.	103	3,878
Casey's General Stores, Inc.	56	7,230
Costco Wholesale Corp.	507	119,084
Kroger Co.	3,114	90,649
SpartanNash Co.	195	3,912
Sprouts Farmers Market, Inc. (a)	143	3,920
SUPERVALU, Inc. (a)	151	4,865
Sysco Corp.	626	45,854
United Natural Foods, Inc. (a)	319	9,554
Walmart, Inc.	5,610	526,835
Walgreens Boots Alliance, Inc.	3,297	240,351
		1,056,132
FOOD PRODUCTS — 2.2%
Archer-Daniels-Midland Co.	2,188	109,991
B&G Foods, Inc. (b)	96	2,635
Calavo Growers, Inc. (b)	7	676
Cal-Maine Foods, Inc.	59	2,850
Campbell Soup Co. (b)	420	15,385
Conagra Brands, Inc.	372	12,637
Darling Ingredients, Inc. (a)	322	6,221
Dean Foods Co.	656	4,658
Flowers Foods, Inc.	280	5,225
General Mills, Inc.	780	33,477
Hain Celestial Group, Inc. (a)	130	3,526
Hershey Co.	133	13,566
Hormel Foods Corp. (b)	532	20,961
Ingredion, Inc.	72	7,557
J&J Snack Foods Corp.	16	2,414
J.M. Smucker Co.	128	13,134
Kellogg Co.	331	23,177
Kraft Heinz Co.	2,841	156,567
Lamb Weston Holdings, Inc.	66	4,396
Lancaster Colony Corp.	16	2,387
McCormick & Co., Inc. (b)	81	10,672
Mondelez International, Inc. Class A	1,394	59,886
Post Holdings, Inc. (a) (b)	87	8,529
Sanderson Farms, Inc. (b)	39	4,031
Seneca Foods Corp. Class A (a)	26	876
Tootsie Roll Industries, Inc. (b)	73	2,135
TreeHouse Foods, Inc. (a)	220	10,527
Tyson Foods, Inc. Class A	754	44,886
		582,982

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
GAS UTILITIES — 0.2%
Atmos Energy Corp.	106	$ 9,954
National Fuel Gas Co. (b)	112	6,279
New Jersey Resources Corp.	99	4,564
Northwest Natural Holding Co.	32	2,141
ONE Gas, Inc.	61	5,019
South Jersey Industries, Inc. (b)	112	3,950
Southwest Gas Holdings, Inc.	70	5,532
Spire, Inc.	57	4,192
UGI Corp.	247	13,704
		55,335
HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Abbott Laboratories	794	58,248
ABIOMED, Inc. (a)	7	3,148
Align Technology, Inc. (a)	14	5,477
Avanos Medical, Inc. (a)	72	4,932
Baxter International, Inc.	407	31,376
Becton Dickinson and Co.	88	22,968
Boston Scientific Corp. (a)	523	20,136
Cantel Medical Corp.	17	1,565
CONMED Corp.	17	1,347
Cooper Cos., Inc.	16	4,434
CryoLife, Inc. (a)	11	387
Danaher Corp.	412	44,768
DENTSPLY SIRONA, Inc.	226	8,529
Edwards Lifesciences Corp. (a)	79	13,754
Globus Medical, Inc. Class A (a)	40	2,270
Haemonetics Corp. (a)	24	2,750
Hill-Rom Holdings, Inc.	30	2,832
Hologic, Inc. (a)	223	9,139
ICU Medical, Inc. (a)	9	2,545
IDEXX Laboratories, Inc. (a)	17	4,244
Integer Holdings Corp. (a)	34	2,820
Integra LifeSciences Holdings Corp. (a)	32	2,108
Intuitive Surgical, Inc. (a)	37	21,238
Invacare Corp. (b)	138	2,008
LivaNova PLC (a)	22	2,727
Masimo Corp. (a)	22	2,740
Medtronic PLC	885	87,057
Meridian Bioscience, Inc.	65	969
Merit Medical Systems, Inc. (a)	25	1,536
Natus Medical, Inc. (a)	36	1,283
Neogen Corp. (a)	17	1,216
NuVasive, Inc. (a)	34	2,413
ResMed, Inc.	47	5,421
STERIS PLC	39	4,462
Stryker Corp.	117	20,789
Surmodics, Inc. (a)	6	448
Teleflex, Inc.	15	3,991
Varex Imaging Corp. (a)	31	888
Varian Medical Systems, Inc. (a)	49	5,485
West Pharmaceutical Services, Inc.	24	2,963
Zimmer Biomet Holdings, Inc.	133	17,486
		434,897
Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 5.8%
Acadia Healthcare Co., Inc. (a) (b)	113	$ 3,978
Aetna, Inc.	274	55,581
Amedisys, Inc. (a)	11	1,375
AmerisourceBergen Corp.	626	57,730
AMN Healthcare Services, Inc. (a)	49	2,680
Anthem, Inc.	370	101,398
Cardinal Health, Inc.	1,207	65,178
Centene Corp. (a)	316	45,750
Chemed Corp.	5	1,598
Cigna Corp.	231	48,106
Community Health Systems, Inc. (a) (b)	567	1,962
CorVel Corp. (a)	13	783
Cross Country Healthcare, Inc. (a)	184	1,606
CVS Health Corp.	3,980	313,306
DaVita, Inc. (a)	252	18,051
Diplomat Pharmacy, Inc. (a) (b)	221	4,290
Encompass Health Corp.	83	6,470
Ensign Group, Inc.	67	2,541
Envision Healthcare Corp. (a)	237	10,838
Express Scripts Holding Co. (a)	2,198	208,832
HCA Healthcare, Inc.	384	53,422
Henry Schein, Inc. (a)	172	14,625
Humana, Inc.	180	60,934
Laboratory Corp. of America Holdings (a)	118	20,494
LHC Group, Inc. (a)	19	1,957
LifePoint Health, Inc. (a)	151	9,724
Magellan Health, Inc. (a)	59	4,251
McKesson Corp.	781	103,600
MEDNAX, Inc. (a)	122	5,692
Molina Healthcare, Inc. (a)	224	33,309
Owens & Minor, Inc. (b)	387	6,393
Patterson Cos., Inc.	323	7,897
Providence Service Corp. (a)	35	2,355
Quest Diagnostics, Inc.	130	14,028
Quorum Health Corp. (a)	135	791
Select Medical Holdings Corp. (a)	212	3,901
Tenet Healthcare Corp. (a)	324	9,221
Tivity Health, Inc. (a) (b)	96	3,086
UnitedHealth Group, Inc.	788	209,639
Universal Health Services, Inc. Class B	113	14,446
WellCare Health Plans, Inc. (a)	71	22,755
		1,554,573
HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	202	2,879
Cerner Corp. (a)	220	14,170
Computer Programs & Systems, Inc.	11	295
HMS Holdings Corp. (a)	55	1,805
Medidata Solutions, Inc. (a)	26	1,906
NextGen Healthcare, Inc. (a)	42	843
Omnicell, Inc. (a)	18	1,294
		23,192

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 1.6%
Biglari Holdings, Inc. Class B (a)	1	$ 181
BJ's Restaurants, Inc.	28	2,022
Boyd Gaming Corp. (b)	110	3,724
Brinker International, Inc. (b)	160	7,477
Carnival Corp.	1,576	100,502
Cheesecake Factory, Inc. (b)	66	3,534
Chipotle Mexican Grill, Inc. (a)	16	7,272
Churchill Downs, Inc.	8	2,222
Cracker Barrel Old Country Store, Inc. (b)	42	6,180
Darden Restaurants, Inc.	144	16,011
Dine Brands Global, Inc. (b)	23	1,870
Domino's Pizza, Inc.	8	2,358
Dunkin' Brands Group, Inc.	38	2,801
Hilton Worldwide Holdings, Inc.	277	22,376
International Speedway Corp. Class A	96	4,205
Jack in the Box, Inc.	54	4,527
Marriott International, Inc. Class A	132	17,428
Marriott Vacations Worldwide Corp.	38	4,247
McDonald's Corp.	356	59,555
MGM Resorts International	579	16,160
Monarch Casino & Resort, Inc. (a)	18	818
Norwegian Cruise Line Holdings, Ltd. (a)	229	13,152
Papa John's International, Inc. (b)	65	3,333
Penn National Gaming, Inc. (a)	166	5,465
Red Robin Gourmet Burgers, Inc. (a) (b)	54	2,168
Royal Caribbean Cruises, Ltd.	193	25,078
Ruth's Hospitality Group, Inc.	19	599
Scientific Games Corp. Class A (a) (b)	61	1,549
Six Flags Entertainment Corp. (b)	60	4,189
Starbucks Corp.	619	35,184
Texas Roadhouse, Inc.	41	2,841
Wendy's Co.	157	2,691
Wyndham Destinations, Inc.	123	5,333
Wyndham Hotels & Resorts, Inc.	123	6,835
Wynn Resorts, Ltd.	65	8,259
Yum! Brands, Inc.	185	16,818
		418,964
HOUSEHOLD DURABLES — 0.6%
D.R. Horton, Inc.	326	13,751
Ethan Allen Interiors, Inc.	54	1,121
Garmin, Ltd.	236	16,532
Helen of Troy, Ltd. (a)	30	3,927
iRobot Corp. (a) (b)	18	1,979
KB Home	197	4,710
La-Z-Boy, Inc.	75	2,370
Leggett & Platt, Inc. (b)	151	6,612
Lennar Corp. Class A	209	9,758
Lennar Corp. Class B	1	39
M/I Homes, Inc. (a)	83	1,986
MDC Holdings, Inc.	179	5,295
Meritage Homes Corp. (a)	65	2,594
Mohawk Industries, Inc. (a)	101	17,710
Newell Brands, Inc. (b)	1,156	23,467
NVR, Inc. (a)	1	2,471
Security Description	Shares	Value
PulteGroup, Inc.	342	$ 8,471
Tempur Sealy International, Inc. (a)	67	3,544
Toll Brothers, Inc.	305	10,074
TopBuild Corp. (a)	34	1,932
TRI Pointe Group, Inc. (a) (b)	235	2,914
Tupperware Brands Corp.	107	3,579
Universal Electronics, Inc. (a)	23	905
Whirlpool Corp. (b)	154	18,287
William Lyon Homes Class A (a)	90	1,430
		165,458
HOUSEHOLD PRODUCTS — 0.9%
Central Garden & Pet Co. Class A (a)	47	1,558
Church & Dwight Co., Inc.	143	8,490
Clorox Co. (b)	75	11,281
Colgate-Palmolive Co.	398	26,646
Energizer Holdings, Inc.	35	2,053
Kimberly-Clark Corp.	291	33,069
Procter & Gamble Co.	2,039	169,706
WD-40 Co. (b)	5	860
		253,663
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp.	2,586	36,204
NRG Energy, Inc.	351	13,127
		49,331
INDUSTRIAL CONGLOMERATES — 1.1%
3M Co.	343	72,273
Carlisle Cos., Inc.	57	6,943
General Electric Co.	11,554	130,445
Honeywell International, Inc.	496	82,534
Roper Technologies, Inc.	34	10,071
		302,266
INSURANCE — 4.8%
Aflac, Inc.	1,502	70,699
Alleghany Corp.	20	13,051
Allstate Corp.	677	66,820
American Equity Investment Life Holding Co.	353	12,482
American Financial Group, Inc.	138	15,314
American International Group, Inc.	1,738	92,531
AMERISAFE, Inc.	22	1,363
Aon PLC	111	17,070
Arthur J Gallagher & Co.	150	11,166
Aspen Insurance Holdings, Ltd.	124	5,183
Assurant, Inc.	206	22,238
Brighthouse Financial, Inc. (a)	468	20,704
Brown & Brown, Inc.	190	5,618
Chubb, Ltd.	606	80,986
Cincinnati Financial Corp.	215	16,514
CNO Financial Group, Inc.	643	13,644
eHealth, Inc. (a)	13	367
Employers Holdings, Inc.	43	1,948
Everest Re Group, Ltd.	63	14,394
First American Financial Corp.	177	9,131
Genworth Financial, Inc. Class A (a)	1,957	8,161
Hanover Insurance Group, Inc.	60	7,402

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Hartford Financial Services Group, Inc.	624	$ 31,175
HCI Group, Inc.	47	2,056
Horace Mann Educators Corp.	80	3,592
Kemper Corp.	80	6,436
Lincoln National Corp.	424	28,688
Loews Corp.	1,087	54,600
Maiden Holdings, Ltd.	480	1,368
Marsh & McLennan Cos., Inc.	295	24,402
Mercury General Corp.	106	5,317
MetLife, Inc.	3,889	181,694
Navigators Group, Inc.	45	3,109
Old Republic International Corp.	555	12,421
Primerica, Inc.	35	4,219
Principal Financial Group, Inc.	1,035	60,641
ProAssurance Corp.	60	2,817
Progressive Corp.	489	34,739
Prudential Financial, Inc.	1,630	165,152
Reinsurance Group of America, Inc.	249	35,995
RenaissanceRe Holdings, Ltd.	53	7,080
RLI Corp.	32	2,515
Safety Insurance Group, Inc.	19	1,702
Selective Insurance Group, Inc.	68	4,318
Stewart Information Services Corp.	64	2,881
Torchmark Corp.	147	12,743
Travelers Cos., Inc.	381	49,420
United Fire Group, Inc.	52	2,640
Universal Insurance Holdings, Inc.	49	2,379
Unum Group	428	16,722
Willis Towers Watson PLC	92	12,966
WR Berkley Corp.	188	15,027
		1,295,600
INTERACTIVE MEDIA & SERVICES — 2.0%
Alphabet, Inc. Class A (a)	137	165,370
Alphabet, Inc. Class C (a)	141	168,279
Cars.com, Inc. (a)	114	3,148
DHI Group, Inc. (a)	90	189
Facebook, Inc. Class A (a)	1,109	182,386
QuinStreet, Inc. (a)	78	1,058
TripAdvisor, Inc. (a) (b)	65	3,320
XO Group, Inc. (a)	26	896
		524,646
INTERNET & DIRECT MARKETING RETAIL — 1.4%
Amazon.com, Inc. (a)	135	270,405
Booking Holdings, Inc. (a)	22	43,648
eBay, Inc. (a)	884	29,190
Expedia Group, Inc.	113	14,744
FTD Cos., Inc. (a)	96	252
Liquidity Services, Inc. (a)	23	146
Nutrisystem, Inc. (b)	53	1,964
PetMed Express, Inc. (b)	44	1,452
Shutterfly, Inc. (a)	36	2,372
Stamps.com, Inc. (a)	9	2,036
		366,209
Security Description	Shares	Value
IT SERVICES — 2.4%
Accenture PLC Class A	374	$ 63,655
Akamai Technologies, Inc. (a)	113	8,266
Alliance Data Systems Corp.	53	12,516
Automatic Data Processing, Inc.	198	29,831
Broadridge Financial Solutions, Inc.	44	5,806
CACI International, Inc. Class A (a)	32	5,893
Cardtronics PLC Class A (a)	65	2,057
Cognizant Technology Solutions Corp. Class A	279	21,525
Convergys Corp.	178	4,226
CoreLogic, Inc. (a)	77	3,804
CSG Systems International, Inc.	58	2,328
DXC Technology Co.	127	11,877
Fidelity National Information Services, Inc.	192	20,941
Fiserv, Inc. (a)	186	15,323
Gartner, Inc. (a) (b)	30	4,755
Global Payments, Inc.	31	3,949
International Business Machines Corp.	1,298	196,271
Jack Henry & Associates, Inc.	25	4,002
Leidos Holdings, Inc.	126	8,714
LiveRamp Holdings, Inc. (a)	51	2,520
ManTech International Corp. Class A	52	3,292
Mastercard, Inc. Class A	181	40,292
MAXIMUS, Inc.	45	2,928
NIC, Inc.	192	2,842
Paychex, Inc.	214	15,761
PayPal Holdings, Inc. (a)	448	39,352
Perficient, Inc. (a)	33	879
Perspecta, Inc.	65	1,672
Sabre Corp.	282	7,354
Science Applications International Corp.	60	4,836
Sykes Enterprises, Inc. (a)	78	2,378
Teradata Corp. (a)	102	3,846
Total System Services, Inc.	77	7,603
TTEC Holdings, Inc.	104	2,694
VeriSign, Inc. (a)	47	7,526
Virtusa Corp. (a)	18	967
Visa, Inc. Class A	352	52,832
Western Union Co. (b)	557	10,616
WEX, Inc. (a)	18	3,614
		639,543
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	82	5,496
Callaway Golf Co.	58	1,409
Hasbro, Inc.	111	11,668
Mattel, Inc. (a) (b)	1,345	21,116
Polaris Industries, Inc. (b)	60	6,057
Sturm Ruger & Co., Inc.	11	760
Vista Outdoor, Inc. (a)	225	4,025
		50,531
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Agilent Technologies, Inc.	105	7,406
Bio-Rad Laboratories, Inc. Class A (a)	13	4,069
Bio-Techne Corp.	7	1,429

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Cambrex Corp. (a)	22	$ 1,505
Charles River Laboratories International, Inc. (a)	31	4,171
Illumina, Inc. (a)	48	17,619
IQVIA Holdings, Inc. (a)	136	17,644
Luminex Corp.	41	1,243
Mettler-Toledo International, Inc. (a)	10	6,090
PerkinElmer, Inc.	51	4,961
Syneos Health, Inc. (a)	86	4,433
Thermo Fisher Scientific, Inc.	152	37,100
Waters Corp. (a)	35	6,814
		114,484
MACHINERY — 1.5%
Actuant Corp. Class A	50	1,395
AGCO Corp.	130	7,903
Albany International Corp. Class A	17	1,351
Altra Industrial Motion Corp.	7	274
Astec Industries, Inc.	49	2,470
Barnes Group, Inc.	39	2,770
Briggs & Stratton Corp.	83	1,596
Caterpillar, Inc.	397	60,539
Chart Industries, Inc. (a)	25	1,958
CIRCOR International, Inc. (b)	23	1,093
Crane Co.	41	4,032
Cummins, Inc.	169	24,686
Deere & Co.	197	29,615
Donaldson Co., Inc.	75	4,369
Dover Corp.	121	10,712
EnPro Industries, Inc.	24	1,750
ESCO Technologies, Inc.	17	1,157
Federal Signal Corp.	49	1,312
Flowserve Corp.	110	6,016
Fortive Corp.	98	8,252
Franklin Electric Co., Inc.	37	1,748
Graco, Inc.	55	2,549
Greenbrier Cos., Inc. (b)	120	7,212
Harsco Corp. (a)	66	1,884
Hillenbrand, Inc.	52	2,720
IDEX Corp.	29	4,369
Illinois Tool Works, Inc.	208	29,353
Ingersoll-Rand PLC	233	23,836
ITT, Inc.	72	4,411
John Bean Technologies Corp.	10	1,193
Kennametal, Inc.	68	2,962
Lincoln Electric Holdings, Inc.	44	4,111
Lindsay Corp.	7	702
Lydall, Inc. (a)	49	2,112
Mueller Industries, Inc.	97	2,811
Nordson Corp.	24	3,334
Oshkosh Corp.	82	5,842
PACCAR, Inc.	459	31,299
Parker-Hannifin Corp.	87	16,002
Pentair PLC	153	6,633
Snap-on, Inc.	54	9,914
SPX Corp. (a)	49	1,632
SPX FLOW, Inc. (a)	48	2,496
Standex International Corp.	8	834
Stanley Black & Decker, Inc.	125	18,305
Security Description	Shares	Value
Tennant Co.	12	$ 911
Terex Corp.	92	3,672
Timken Co.	99	4,935
Titan International, Inc.	364	2,701
Toro Co.	48	2,879
Trinity Industries, Inc.	289	10,589
Wabash National Corp.	257	4,685
Wabtec Corp. (b)	57	5,978
Watts Water Technologies, Inc. Class A	23	1,909
Woodward, Inc.	45	3,639
Xylem, Inc.	68	5,431
		408,843
MARINE — 0.0% (e)
Kirby Corp. (a)	81	6,662
Matson, Inc.	167	6,620
		13,282
MEDIA — 1.7%
AMC Networks, Inc. Class A (a) (b)	65	4,312
Cable One, Inc.	3	2,651
CBS Corp. Class B	324	18,614
Charter Communications, Inc. Class A (a)	254	82,773
Comcast Corp. Class A	5,983	211,858
Discovery, Inc. Class A (a) (b)	241	7,712
Discovery, Inc. Class C (a)	554	16,387
DISH Network Corp. Class A (a)	895	32,005
EW Scripps Co. Class A	112	1,848
Gannett Co., Inc.	553	5,536
Interpublic Group of Cos., Inc.	502	11,481
John Wiley & Sons, Inc. Class A	66	4,000
Meredith Corp. (b)	78	3,982
New Media Investment Group, Inc.	274	4,299
New York Times Co. Class A (b)	66	1,528
News Corp. Class A	617	8,138
News Corp. Class B	269	3,658
Omnicom Group, Inc.	294	19,998
Scholastic Corp.	149	6,957
TEGNA, Inc.	841	10,058
		457,795
METALS & MINING — 0.5%
AK Steel Holding Corp. (a) (b)	1,255	6,150
Allegheny Technologies, Inc. (a) (b)	119	3,516
Carpenter Technology Corp.	62	3,655
Century Aluminum Co. (a)	160	1,915
Commercial Metals Co.	275	5,643
Compass Minerals International, Inc. (b)	44	2,957
Freeport-McMoRan, Inc.	1,699	23,650
Haynes International, Inc.	21	746
Kaiser Aluminum Corp.	19	2,072
Materion Corp.	23	1,392
Newmont Mining Corp.	390	11,778
Nucor Corp.	414	26,268
Olympic Steel, Inc.	44	918
Reliance Steel & Aluminum Co.	141	12,026
Royal Gold, Inc.	41	3,159

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Steel Dynamics, Inc.	223	$ 10,077
SunCoke Energy, Inc. (a)	172	1,999
TimkenSteel Corp. (a) (b)	109	1,621
United States Steel Corp. (b)	252	7,681
Worthington Industries, Inc.	158	6,851
		134,074
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.1%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	219	4,133
ARMOUR Residential REIT, Inc. (b)	233	5,231
Capstead Mortgage Corp. REIT	537	4,248
Invesco Mortgage Capital, Inc. REIT	436	6,897
New York Mortgage Trust, Inc. REIT (b)	586	3,563
PennyMac Mortgage Investment Trust REIT (b)	238	4,817
		28,889
MULTI-UTILITIES — 1.2%
Ameren Corp.	319	20,167
Avista Corp. (b)	76	3,843
Black Hills Corp. (b)	95	5,519
CenterPoint Energy, Inc.	665	18,387
CMS Energy Corp.	319	15,631
Consolidated Edison, Inc.	442	33,676
Dominion Energy, Inc.	736	51,726
DTE Energy Co.	238	25,973
MDU Resources Group, Inc.	258	6,628
NiSource, Inc.	460	11,463
NorthWestern Corp.	72	4,223
Public Service Enterprise Group, Inc.	661	34,894
SCANA Corp.	677	26,329
Sempra Energy	316	35,945
Vectren Corp.	96	6,863
WEC Energy Group, Inc.	355	23,700
		324,967
MULTILINE RETAIL — 1.0%
Big Lots, Inc.	198	8,274
Dillard's, Inc. Class A (b)	75	5,726
Dollar General Corp.	252	27,544
Dollar Tree, Inc. (a)	253	20,632
Fred's, Inc. Class A (b)	112	228
JC Penney Co., Inc. (a) (b)	2,496	4,143
Kohl's Corp. (b)	652	48,607
Macy's, Inc.	1,338	46,469
Nordstrom, Inc. (b)	448	26,795
Target Corp.	1,029	90,768
		279,186
OIL, GAS & CONSUMABLE FUELS — 8.3%
Anadarko Petroleum Corp.	360	24,268
Andeavor	272	41,752
Apache Corp.	590	28,125
Cabot Oil & Gas Corp.	343	7,724
Carrizo Oil & Gas, Inc. (a) (b)	119	2,999
Chesapeake Energy Corp. (a) (b)	3,829	17,192
Chevron Corp.	2,954	361,215
Security Description	Shares	Value
Cimarex Energy Co.	56	$ 5,205
CNX Resources Corp. (a)	507	7,255
Concho Resources, Inc. (a)	117	17,872
ConocoPhillips	1,309	101,317
CONSOL Energy, Inc. (a)	109	4,448
Denbury Resources, Inc. (a) (b)	1,637	10,149
Devon Energy Corp.	733	29,276
Dorian LPG, Ltd. (a)	8	64
Energen Corp. (a)	55	4,739
EOG Resources, Inc.	265	33,806
EQT Corp.	304	13,446
Exxon Mobil Corp.	6,526	554,840
Green Plains, Inc.	152	2,614
Gulfport Energy Corp. (a)	616	6,413
Hess Corp. (b)	358	25,626
HollyFrontier Corp.	317	22,158
Kinder Morgan, Inc.	7,419	131,539
Marathon Oil Corp.	1,317	30,660
Marathon Petroleum Corp.	882	70,534
Murphy Oil Corp. (b)	636	21,204
Newfield Exploration Co. (a)	262	7,553
Noble Energy, Inc.	682	21,272
Occidental Petroleum Corp.	929	76,336
ONEOK, Inc.	186	12,609
PBF Energy, Inc. Class A	468	23,358
PDC Energy, Inc. (a)	74	3,623
Phillips 66	1,670	188,242
Pioneer Natural Resources Co.	68	11,845
QEP Resources, Inc. (a)	1,025	11,603
Range Resources Corp. (b)	405	6,881
REX American Resources Corp. (a)	12	907
SM Energy Co. (b)	403	12,707
Southwestern Energy Co. (a)	2,292	11,712
Valero Energy Corp.	1,671	190,076
Williams Cos., Inc.	1,864	50,682
World Fuel Services Corp.	266	7,363
WPX Energy, Inc. (a)	331	6,660
		2,219,869
PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade Co.	114	4,195
Clearwater Paper Corp. (a)	64	1,901
Domtar Corp.	246	12,834
KapStone Paper and Packaging Corp.	100	3,391
Louisiana-Pacific Corp.	136	3,602
Neenah, Inc.	19	1,640
PH Glatfelter Co.	141	2,694
Schweitzer-Mauduit International, Inc.	54	2,069
		32,326
PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. (a)	1,729	3,804
Coty, Inc. Class A (b)	676	8,490
Edgewell Personal Care Co. (a) (b)	78	3,606
Estee Lauder Cos., Inc. Class A	131	19,037
Inter Parfums, Inc.	20	1,289
Medifast, Inc.	5	1,108

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Nu Skin Enterprises, Inc. Class A	53	$ 4,368
		41,702
PHARMACEUTICALS — 3.4%
Akorn, Inc. (a)	54	701
Allergan PLC	454	86,478
Amneal Pharmaceuticals, Inc. (a)	1	22
Bristol-Myers Squibb Co.	749	46,498
Catalent, Inc. (a)	66	3,006
Eli Lilly & Co.	585	62,776
Endo International PLC (a) (b)	779	13,111
Johnson & Johnson	1,794	247,877
Lannett Co., Inc. (a) (b)	138	655
Mallinckrodt PLC (a)	325	9,526
Medicines Co. (a) (b)	69	2,064
Merck & Co., Inc.	2,228	158,054
Mylan NV (a)	596	21,814
Nektar Therapeutics (a)	34	2,073
Perrigo Co. PLC (b)	174	12,319
Pfizer, Inc.	5,571	245,514
Prestige Consumer Healthcare, Inc. (a) (b)	74	2,804
Zoetis, Inc.	96	8,790
		924,082
PROFESSIONAL SERVICES — 0.3%
ASGN, Inc. (a)	41	3,236
Dun & Bradstreet Corp.	22	3,135
Equifax, Inc.	55	7,181
Exponent, Inc.	17	911
Forrester Research, Inc.	11	505
FTI Consulting, Inc. (a)	54	3,952
Heidrick & Struggles International, Inc.	26	880
IHS Markit, Ltd. (a)	208	11,224
Insperity, Inc.	25	2,949
Kelly Services, Inc. Class A	122	2,932
Korn/Ferry International	43	2,117
ManpowerGroup, Inc.	156	13,410
Navigant Consulting, Inc.	88	2,029
Nielsen Holdings PLC	683	18,892
Resources Connection, Inc.	46	764
Robert Half International, Inc.	100	7,038
TrueBlue, Inc. (a)	79	2,058
Verisk Analytics, Inc. (a)	74	8,921
WageWorks, Inc. (a)	54	2,308
		94,442
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	299	13,186
HFF, Inc. Class A	34	1,444
Jones Lang LaSalle, Inc.	53	7,649
		22,279
ROAD & RAIL — 0.9%
ArcBest Corp.	96	4,661
Avis Budget Group, Inc. (a)	260	8,356
CSX Corp.	535	39,617
Genesee & Wyoming, Inc. Class A (a)	85	7,734
Security Description	Shares	Value
Heartland Express, Inc.	75	$ 1,480
JB Hunt Transport Services, Inc.	72	8,564
Kansas City Southern	67	7,590
Knight-Swift Transportation Holdings, Inc. (b)	94	3,241
Landstar System, Inc.	19	2,318
Norfolk Southern Corp.	324	58,482
Old Dominion Freight Line, Inc.	30	4,838
Ryder System, Inc.	208	15,199
Saia, Inc. (a)	24	1,835
Union Pacific Corp.	485	78,972
Werner Enterprises, Inc.	90	3,181
		246,068
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Advanced Energy Industries, Inc. (a)	65	3,357
Advanced Micro Devices, Inc. (a) (b)	325	10,039
Analog Devices, Inc.	170	15,718
Applied Materials, Inc.	594	22,958
Broadcom, Inc.	197	48,606
Brooks Automation, Inc.	32	1,121
Cabot Microelectronics Corp.	11	1,135
CEVA, Inc. (a)	21	604
Cirrus Logic, Inc. (a)	84	3,242
Cohu, Inc.	44	1,104
Cree, Inc. (a) (b)	83	3,143
Cypress Semiconductor Corp.	304	4,405
Diodes, Inc. (a)	54	1,798
DSP Group, Inc. (a)	59	702
First Solar, Inc. (a)	178	8,619
Integrated Device Technology, Inc. (a)	59	2,774
Intel Corp.	3,837	181,452
KLA-Tencor Corp.	74	7,526
Kopin Corp. (a) (b)	107	259
Kulicke & Soffa Industries, Inc.	86	2,050
Lam Research Corp.	90	13,653
Microchip Technology, Inc. (b)	92	7,260
Micron Technology, Inc. (a)	1,587	71,780
MKS Instruments, Inc.	48	3,847
Monolithic Power Systems, Inc.	8	1,004
Nanometrics, Inc. (a)	26	975
NVIDIA Corp.	121	34,003
Power Integrations, Inc.	28	1,770
Qorvo, Inc. (a)	103	7,920
QUALCOMM, Inc. (b)	1,627	117,193
Rudolph Technologies, Inc. (a)	53	1,296
Semtech Corp. (a)	30	1,668
Silicon Laboratories, Inc. (a)	30	2,754
Skyworks Solutions, Inc.	105	9,525
Synaptics, Inc. (a) (b)	49	2,235
Teradyne, Inc.	122	4,512
Texas Instruments, Inc.	440	47,208
Veeco Instruments, Inc. (a)	126	1,291
Versum Materials, Inc.	37	1,332
Xilinx, Inc.	115	9,220
Xperi Corp.	107	1,589
		662,647

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
SOFTWARE — 2.5%
ACI Worldwide, Inc. (a)	77	$ 2,167
Adobe Systems, Inc. (a)	161	43,462
Agilysys, Inc. (a)	27	440
ANSYS, Inc. (a)	31	5,787
Autodesk, Inc. (a)	43	6,713
Blackbaud, Inc.	19	1,928
Bottomline Technologies DE, Inc. (a)	17	1,236
CA, Inc.	446	19,691
Cadence Design Systems, Inc. (a)	131	5,937
CDK Global, Inc.	55	3,441
Citrix Systems, Inc. (a)	75	8,337
CommVault Systems, Inc. (a)	22	1,540
Ebix, Inc. (b)	18	1,425
Fair Isaac Corp. (a)	6	1,371
Fortinet, Inc. (a)	54	4,983
Intuit, Inc.	49	11,143
j2 Global, Inc.	41	3,397
LivePerson, Inc. (a)	19	493
LogMeIn, Inc.	12	1,069
Manhattan Associates, Inc. (a)	30	1,638
Microsoft Corp.	2,901	331,787
MicroStrategy, Inc. Class A (a)	9	1,266
Monotype Imaging Holdings, Inc.	49	990
OneSpan, Inc. (a)	74	1,410
Oracle Corp.	2,686	138,490
Progress Software Corp.	17	600
PTC, Inc. (a)	35	3,717
Red Hat, Inc. (a)	58	7,904
salesforce.com, Inc. (a)	148	23,536
Symantec Corp.	497	10,576
Synchronoss Technologies, Inc. (a)	7	46
Synopsys, Inc. (a)	68	6,705
TiVo Corp.	139	1,730
Tyler Technologies, Inc. (a)	13	3,186
		658,141
SPECIALTY RETAIL — 2.5%
Aaron's, Inc.	91	4,956
Abercrombie & Fitch Co. Class A	215	4,541
Advance Auto Parts, Inc.	86	14,476
American Eagle Outfitters, Inc.	240	5,959
Asbury Automotive Group, Inc. (a)	80	5,500
Ascena Retail Group, Inc. (a)	675	3,085
AutoNation, Inc. (a)	281	11,676
AutoZone, Inc. (a)	25	19,392
Barnes & Noble Education, Inc. (a)	138	795
Barnes & Noble, Inc. (b)	226	1,311
Bed Bath & Beyond, Inc.	548	8,220
Best Buy Co., Inc.	475	37,696
Big 5 Sporting Goods Corp. (b)	96	490
Buckle, Inc. (b)	74	1,706
Caleres, Inc.	84	3,012
CarMax, Inc. (a)	199	14,859
Cato Corp. Class A	65	1,366
Chico's FAS, Inc.	280	2,428
Children's Place, Inc. (b)	15	1,917
Dick's Sporting Goods, Inc.	299	10,609
Security Description	Shares	Value
DSW, Inc. Class A	267	$ 9,046
Express, Inc. (a)	291	3,218
Foot Locker, Inc.	229	11,674
Francesca's Holdings Corp. (a) (b)	192	712
GameStop Corp. Class A (b)	398	6,077
Gap, Inc.	935	26,975
Genesco, Inc. (a)	78	3,674
Group 1 Automotive, Inc.	74	4,803
Guess?, Inc.	222	5,017
Haverty Furniture Cos., Inc.	74	1,635
Hibbett Sports, Inc. (a) (b)	31	583
Home Depot, Inc.	668	138,376
Kirkland's, Inc. (a)	42	424
L Brands, Inc.	1,171	35,481
Lithia Motors, Inc. Class A (b)	104	8,493
Lowe's Cos., Inc.	679	77,963
MarineMax, Inc. (a)	53	1,126
Michaels Cos., Inc. (a) (b)	459	7,450
Monro, Inc. (b)	22	1,531
Murphy USA, Inc. (a)	117	9,999
Office Depot, Inc.	2,167	6,956
O'Reilly Automotive, Inc. (a)	49	17,019
Rent-A-Center, Inc. (a)	224	3,221
RH (a) (b)	25	3,275
Ross Stores, Inc.	173	17,144
Sally Beauty Holdings, Inc. (a)	235	4,322
Signet Jewelers, Ltd. (b)	203	13,384
Sleep Number Corp. (a)	39	1,434
Sonic Automotive, Inc. Class A (b)	103	1,993
Tailored Brands, Inc. (b)	195	4,912
Tiffany & Co.	89	11,478
TJX Cos., Inc.	384	43,016
Tractor Supply Co.	116	10,542
Ulta Salon Cosmetics & Fragrance, Inc. (a)	38	10,721
Urban Outfitters, Inc. (a)	108	4,417
Vitamin Shoppe, Inc. (a)	42	420
Williams-Sonoma, Inc. (b)	156	10,252
Zumiez, Inc. (a) (b)	31	817
		673,574
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.2%
Apple, Inc.	2,808	633,878
Diebold Nixdorf, Inc. (b)	150	675
Electronics For Imaging, Inc. (a)	97	3,306
Hewlett Packard Enterprise Co.	2,878	46,940
HP, Inc.	3,095	79,758
NCR Corp. (a)	354	10,057
NetApp, Inc.	119	10,221
Seagate Technology PLC	392	18,561
Western Digital Corp.	376	22,011
Xerox Corp.	868	23,419
		848,826
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Carter's, Inc.	60	5,916
Crocs, Inc. (a)	45	958

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Deckers Outdoor Corp. (a)	29	$ 3,439
Fossil Group, Inc. (a) (b)	178	4,144
G-III Apparel Group, Ltd. (a)	64	3,084
Hanesbrands, Inc. (b)	424	7,814
Michael Kors Holdings, Ltd. (a)	173	11,861
Movado Group, Inc.	26	1,089
NIKE, Inc. Class B	587	49,731
Oxford Industries, Inc.	20	1,804
Perry Ellis International, Inc. (a)	48	1,312
PVH Corp.	64	9,242
Ralph Lauren Corp.	108	14,855
Skechers U.S.A., Inc. Class A (a)	124	3,463
Steven Madden, Ltd.	51	2,698
Tapestry, Inc.	193	9,702
Under Armour, Inc. Class A (a) (b)	86	1,825
Under Armour, Inc. Class C (a) (b)	86	1,674
Unifi, Inc. (a)	26	737
VF Corp.	266	24,858
Wolverine World Wide, Inc.	90	3,514
		163,720
THRIFTS & MORTGAGE FINANCE — 0.1%
Axos Financial, Inc. (a) (b)	55	1,891
Dime Community Bancshares, Inc.	87	1,553
New York Community Bancorp, Inc. (b)	1,166	12,091
Northwest Bancshares, Inc.	140	2,425
Oritani Financial Corp.	65	1,011
Provident Financial Services, Inc.	138	3,388
TrustCo Bank Corp. NY	243	2,066
Walker & Dunlop, Inc.	71	3,754
Washington Federal, Inc.	144	4,608
		32,787
TOBACCO — 0.7%
Altria Group, Inc.	1,579	95,230
Philip Morris International, Inc.	1,034	84,312
Universal Corp.	98	6,370
		185,912
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	37	2,895
DXP Enterprises, Inc. (a)	44	1,763
Fastenal Co.	132	7,659
GATX Corp.	74	6,408
Kaman Corp.	34	2,270
MSC Industrial Direct Co., Inc. Class A	52	4,582
NOW, Inc. (a) (b)	424	7,017
United Rentals, Inc. (a)	96	15,706
Veritiv Corp. (a)	23	837
W.W. Grainger, Inc.	38	13,581
Security Description	Shares	Value
Watsco, Inc. (b)	29	$ 5,165
		67,883
WATER UTILITIES — 0.1%
American States Water Co.	36	2,201
American Water Works Co., Inc.	118	10,381
Aqua America, Inc.	109	4,022
		16,604
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (e)
Spok Holdings, Inc.	70	1,078
Telephone & Data Systems, Inc.	360	10,955
		12,033
TOTAL COMMON STOCKS (Cost $26,553,985)		26,792,907
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (f) (g)	22,146	22,146
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	105,074	105,074
TOTAL SHORT-TERM INVESTMENTS (Cost $127,220)		127,220
TOTAL INVESTMENTS — 100.3% (Cost $26,681,205)		26,920,127
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(81,683)
NET ASSETS — 100.0%		$ 26,838,444

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2018, total aggregate fair value of securities is $130 representing 0.0% of net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2018.
(h)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 484,737	$ —	$—	$ 484,737
Air Freight & Logistics	180,881	—	—	180,881
Airlines	307,515	—	—	307,515
Auto Components	89,095	—	—	89,095
Automobiles	340,179	—	—	340,179
Banks	2,016,414	—	—	2,016,414
Beverages	240,534	—	—	240,534
Biotechnology	449,186	—	—	449,186
Building Products	76,244	—	—	76,244
Capital Markets	689,789	—	—	689,789
Chemicals	442,625	130	—	442,755
Commercial Services & Supplies	132,763	—	—	132,763
Communications Equipment	210,198	—	—	210,198
Construction & Engineering	90,856	—	—	90,856
Construction Materials	18,272	—	—	18,272
Consumer Finance	286,228	—	—	286,228
Containers & Packaging	124,331	—	—	124,331
Distributors	37,265	—	—	37,265
Diversified Consumer Services	32,299	—	—	32,299
Diversified Financial Services	668,303	—	—	668,303
Diversified Telecommunication Services	911,646	—	—	911,646
Electric Utilities	747,824	—	—	747,824
Electrical Equipment	134,766	—	—	134,766
Electronic Equipment, Instruments & Components	248,075	—	—	248,075
Energy Equipment & Services	312,062	—	—	312,062
Entertainment	362,079	—	—	362,079
Equity Real Estate Investment Trusts (REITs)	720,874	—	—	720,874
Food & Staples Retailing	1,056,132	—	—	1,056,132
Food Products	582,982	—	—	582,982
Gas Utilities	55,335	—	—	55,335
Health Care Equipment & Supplies	434,897	—	—	434,897
Health Care Providers & Services	1,554,573	—	—	1,554,573
Health Care Technology	23,192	—	—	23,192
Hotels, Restaurants & Leisure	418,964	—	—	418,964
Household Durables	165,458	—	—	165,458
Household Products	253,663	—	—	253,663
Independent Power and Renewable Electricity Producers	49,331	—	—	49,331
Industrial Conglomerates	302,266	—	—	302,266
Insurance	1,295,600	—	—	1,295,600
Interactive Media & Services	524,646	—	—	524,646
Internet & Direct Marketing Retail	366,209	—	—	366,209
IT Services	639,543	—	—	639,543
Leisure Equipment & Products	50,531	—	—	50,531
Life Sciences Tools & Services	114,484	—	—	114,484
Machinery	408,843	—	—	408,843
Marine	13,282	—	—	13,282
Media	457,795	—	—	457,795
Metals & Mining	134,074	—	—	134,074
Mortgage Real Estate Investment Trust (REITs)	28,889	—	—	28,889
See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Multi-Utilities	$ 324,967	$ —	$—	$ 324,967
Multiline Retail	279,186	—	—	279,186
Oil, Gas & Consumable Fuels	2,219,869	—	—	2,219,869
Paper & Forest Products	32,326	—	—	32,326
Personal Products	41,702	—	—	41,702
Pharmaceuticals	924,082	—	—	924,082
Professional Services	94,442	—	—	94,442
Real Estate Management & Development	22,279	—	—	22,279
Road & Rail	246,068	—	—	246,068
Semiconductors & Semiconductor Equipment	662,647	—	—	662,647
Software	658,141	—	—	658,141
Specialty Retail	673,574	—	—	673,574
Technology Hardware, Storage & Peripherals	848,826	—	—	848,826
Textiles, Apparel & Luxury Goods	163,720	—	—	163,720
Thrifts & Mortgage Finance	32,787	—	—	32,787
Tobacco	185,912	—	—	185,912
Trading Companies & Distributors	67,883	—	—	67,883
Water Utilities	16,604	—	—	16,604
Wireless Telecommunication Services	12,033	—	—	12,033
Short-Term Investments	127,220	—	—	127,220
TOTAL INVESTMENTS	$26,919,997	$130	$—	$26,920,127
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Corp.	190	$17,687	$ 13,850	$ 2,841	$93	$(2,147)	318	$ 26,642	$149	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,982	3,982	290,819	272,655	—	—	22,146	22,146	92	—
State Street Navigator Securities Lending Government Money Market Portfolio	56,359	56,359	270,018	221,303	—	—	105,074	105,074	534	—
Total		$78,028	$574,687	$496,799	$93	$(2,147)		$153,862	$775	$—
See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.3%
Curtiss-Wright Corp.	36,318	$ 4,990,820
KLX, Inc. (a)	1,044	65,542
Teledyne Technologies, Inc. (a)	51,810	12,780,491
		17,836,853
AUTO COMPONENTS — 1.2%
Adient PLC (b)	27,396	1,076,937
Dana, Inc.	127,257	2,375,888
Delphi Technologies PLC	127,256	3,990,748
Gentex Corp.	239,423	5,138,018
Visteon Corp. (a)	42,087	3,909,882
		16,491,473
AUTOMOBILES — 0.4%
Thor Industries, Inc.	70,602	5,909,387
BANKS — 5.8%
BancorpSouth Bank	57,305	1,873,873
Bank of Hawaii Corp.	28,592	2,256,195
Bank OZK	174,496	6,623,868
Cathay General Bancorp	72,332	2,997,438
Commerce Bancshares, Inc.	71,233	4,702,803
Cullen/Frost Bankers, Inc.	47,707	4,982,519
East West Bancorp, Inc.	209,303	12,635,622
Hancock Whitney Corp.	53,383	2,538,362
Home BancShares, Inc.	114,579	2,509,280
MB Financial, Inc.	61,980	2,857,898
Pinnacle Financial Partners, Inc.	63,010	3,790,051
Signature Bank	28,454	3,267,657
Sterling Bancorp	217,117	4,776,574
Synovus Financial Corp.	171,244	7,841,263
Texas Capital Bancshares, Inc. (a)	72,701	6,008,738
Webster Financial Corp.	77,991	4,598,349
Wintrust Financial Corp.	44,355	3,767,514
		78,028,004
BEVERAGES — 0.1%
Boston Beer Co., Inc. Class A (a) (b)	5,888	1,692,800
BIOTECHNOLOGY — 1.0%
Exelixis, Inc. (a)	429,025	7,602,323
United Therapeutics Corp. (a)	43,006	5,499,607
		13,101,930
BUILDING PRODUCTS — 0.8%
Lennox International, Inc.	52,290	11,420,136
CAPITAL MARKETS — 4.8%
Eaton Vance Corp.	170,426	8,957,590
Evercore, Inc. Class A	59,629	5,995,696
FactSet Research Systems, Inc.	55,372	12,387,270
Federated Investors, Inc. Class B	131,958	3,182,827
Interactive Brokers Group, Inc. Class A	107,644	5,953,790
Janus Henderson Group PLC	245,835	6,627,712
MarketAxess Holdings, Inc.	54,192	9,672,730
SEI Investments Co.	191,509	11,701,200
		64,478,815
Security Description	Shares	Value
CHEMICALS — 2.4%
Chemours Co.	255,167	$ 10,063,787
NewMarket Corp.	5,738	2,326,816
Olin Corp.	136,105	3,495,176
PolyOne Corp.	73,003	3,191,691
RPM International, Inc.	84,017	5,456,064
Scotts Miracle-Gro Co. (b)	30,289	2,384,653
Sensient Technologies Corp.	27,476	2,102,189
Valvoline, Inc.	168,094	3,615,702
		32,636,078
COMMERCIAL SERVICES & SUPPLIES — 1.3%
Brink's Co.	74,346	5,185,633
Deluxe Corp.	33,661	1,916,657
Healthcare Services Group, Inc. (b)	104,085	4,227,933
Herman Miller, Inc.	82,233	3,157,747
MSA Safety, Inc.	33,797	3,597,353
		18,085,323
COMMUNICATIONS EQUIPMENT — 0.8%
InterDigital, Inc.	50,686	4,054,880
Lumentum Holdings, Inc. (a) (b)	44,680	2,678,566
Plantronics, Inc.	27,139	1,636,482
ViaSat, Inc. (a) (b)	28,370	1,814,261
		10,184,189
CONSTRUCTION & ENGINEERING — 0.5%
Dycom Industries, Inc. (a)	45,429	3,843,293
Granite Construction, Inc.	36,451	1,665,811
Valmont Industries, Inc.	13,226	1,831,801
		7,340,905
CONSTRUCTION MATERIALS — 0.4%
Eagle Materials, Inc.	69,020	5,883,265
CONSUMER FINANCE — 0.4%
SLM Corp. (a)	431,931	4,816,031
CONTAINERS & PACKAGING — 0.5%
AptarGroup, Inc.	44,590	4,804,127
Silgan Holdings, Inc.	47,798	1,328,784
		6,132,911
DISTRIBUTORS — 0.7%
Pool Corp.	58,229	9,717,256
DIVERSIFIED CONSUMER SERVICES — 1.2%
Service Corp. International	260,328	11,506,497
Sotheby's (a)	52,063	2,560,979
Weight Watchers International, Inc. (a) (b)	33,610	2,419,584
		16,487,060
ELECTRIC UTILITIES — 0.7%
ALLETE, Inc.	38,522	2,889,535
IDACORP, Inc.	38,890	3,859,055
PNM Resources, Inc.	65,003	2,564,368
		9,312,958
ELECTRICAL EQUIPMENT — 0.4%
Hubbell, Inc.	42,673	5,699,833

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.1%
Belden, Inc.	24,521	$ 1,751,045
Cognex Corp.	248,540	13,873,503
Coherent, Inc. (a) (b)	35,410	6,097,248
Jabil, Inc.	223,938	6,064,241
Keysight Technologies, Inc. (a)	132,605	8,789,059
Littelfuse, Inc.	36,566	7,236,046
National Instruments Corp.	161,860	7,822,694
Trimble, Inc. (a)	360,868	15,683,323
Vishay Intertechnology, Inc.	97,741	1,989,029
Zebra Technologies Corp. Class A (a)	77,553	13,713,697
		83,019,885
ENERGY EQUIPMENT & SERVICES — 0.4%
Apergy Corp. (a)	61,609	2,683,688
Core Laboratories NV	26,787	3,102,738
		5,786,426
ENTERTAINMENT — 1.3%
Live Nation Entertainment, Inc. (a)	199,532	10,868,508
World Wrestling Entertainment, Inc. Class A (b)	62,290	6,025,312
		16,893,820
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.6%
Camden Property Trust REIT	72,013	6,738,256
CoreSite Realty Corp. REIT	52,115	5,792,061
Corporate Office Properties Trust REIT	60,004	1,789,919
Cousins Properties, Inc. REIT	321,670	2,859,646
CyrusOne, Inc. REIT	64,746	4,104,896
Douglas Emmett, Inc. REIT	147,010	5,545,217
First Industrial Realty Trust, Inc. REIT	183,416	5,759,262
GEO Group, Inc. REIT	93,246	2,346,069
Healthcare Realty Trust, Inc. REIT	95,343	2,789,736
Highwoods Properties, Inc. REIT	67,671	3,198,132
Kilroy Realty Corp. REIT	86,886	6,228,857
Lamar Advertising Co. Class A REIT	122,158	9,503,892
Liberty Property Trust REIT	105,637	4,463,163
Life Storage, Inc. REIT	34,580	3,290,633
Medical Properties Trust, Inc. REIT	292,469	4,360,713
National Retail Properties, Inc. REIT	90,942	4,076,021
PotlatchDeltic Corp. REIT	59,164	2,422,766
Rayonier, Inc. REIT	112,955	3,819,009
Tanger Factory Outlet Centers, Inc. REIT (b)	56,779	1,299,104
Taubman Centers, Inc. REIT	38,737	2,317,635
Uniti Group, Inc. REIT (a)	117,244	2,362,467
Urban Edge Properties REIT	87,449	1,930,874
Weingarten Realty Investors REIT	70,226	2,089,926
		89,088,254
Security Description	Shares	Value
FOOD & STAPLES RETAILING — 0.4%
Sprouts Farmers Market, Inc. (a)	181,120	$ 4,964,499
FOOD PRODUCTS — 2.0%
Flowers Foods, Inc.	120,496	2,248,455
Hain Celestial Group, Inc. (a)	53,752	1,457,754
Ingredion, Inc.	47,265	4,960,934
Lamb Weston Holdings, Inc.	211,524	14,087,499
Lancaster Colony Corp.	14,623	2,181,898
Sanderson Farms, Inc. (b)	20,151	2,083,009
Tootsie Roll Industries, Inc. (b)	13,377	391,277
		27,410,826
GAS UTILITIES — 0.4%
ONE Gas, Inc.	31,850	2,620,618
Southwest Gas Holdings, Inc.	35,134	2,776,640
		5,397,258
HEALTH CARE EQUIPMENT & SUPPLIES — 7.2%
Cantel Medical Corp.	52,070	4,793,564
Globus Medical, Inc. Class A (a)	106,981	6,072,242
Haemonetics Corp. (a)	46,970	5,381,823
Hill-Rom Holdings, Inc.	95,848	9,048,051
ICU Medical, Inc. (a)	23,839	6,740,477
Inogen, Inc. (a)	25,200	6,151,824
Integra LifeSciences Holdings Corp. (a)	62,683	4,128,929
LivaNova PLC (a)	70,022	8,680,627
Masimo Corp. (a)	69,835	8,697,251
NuVasive, Inc. (a)	43,203	3,066,549
STERIS PLC	74,325	8,502,780
Teleflex, Inc.	66,083	17,584,026
West Pharmaceutical Services, Inc.	65,790	8,123,091
		96,971,234
HEALTH CARE PROVIDERS & SERVICES — 2.5%
Chemed Corp.	23,330	7,455,801
Encompass Health Corp.	142,105	11,077,085
HealthEquity, Inc. (a)	76,715	7,242,663
Molina Healthcare, Inc. (a)	43,520	6,471,424
Tenet Healthcare Corp. (a)	50,871	1,447,789
		33,694,762
HEALTH CARE TECHNOLOGY — 0.6%
Allscripts Healthcare Solutions, Inc. (a)	136,617	1,946,792
Medidata Solutions, Inc. (a)	86,818	6,364,628
		8,311,420
HOTELS, RESTAURANTS & LEISURE — 6.0%
Boyd Gaming Corp. (b)	115,666	3,915,294
Churchill Downs, Inc.	17,119	4,753,946
Cracker Barrel Old Country Store, Inc. (b)	13,911	2,046,726
Domino's Pizza, Inc.	60,533	17,845,128
Dunkin' Brands Group, Inc.	121,832	8,981,455
Eldorado Resorts, Inc. (a) (b)	93,102	4,524,757
Jack in the Box, Inc.	25,052	2,100,109

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Marriott Vacations Worldwide Corp.	59,159	$ 6,611,018
Papa John's International, Inc. (b)	9,400	482,032
Scientific Games Corp. Class A (a) (b)	78,444	1,992,478
Six Flags Entertainment Corp.	104,350	7,285,717
Texas Roadhouse, Inc.	63,306	4,386,473
Wendy's Co.	138,505	2,373,976
Wyndham Destinations, Inc.	143,490	6,221,726
Wyndham Hotels & Resorts, Inc.	144,264	8,016,751
		81,537,586
HOUSEHOLD DURABLES — 2.2%
Helen of Troy, Ltd. (a)	17,548	2,297,033
KB Home	121,953	2,915,896
NVR, Inc. (a)	4,946	12,220,577
Tempur Sealy International, Inc. (a) (b)	27,134	1,435,389
Toll Brothers, Inc.	197,924	6,537,430
TRI Pointe Group, Inc. (a)	219,486	2,721,626
Tupperware Brands Corp.	27,019	903,786
		29,031,737
HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc. (b)	37,968	2,226,823
INDUSTRIAL CONGLOMERATES — 0.4%
Carlisle Cos., Inc.	41,147	5,011,705
INSURANCE — 2.6%
Brown & Brown, Inc.	214,847	6,353,026
CNO Financial Group, Inc.	236,665	5,022,031
First American Financial Corp.	89,470	4,615,757
Kemper Corp.	88,809	7,144,684
Primerica, Inc.	62,916	7,584,524
RenaissanceRe Holdings, Ltd.	30,853	4,121,344
		34,841,366
INTERACTIVE MEDIA & SERVICES — 0.1%
Cars.com, Inc. (a)	48,138	1,329,090
IT SERVICES — 4.1%
CoreLogic, Inc. (a)	116,822	5,772,175
Jack Henry & Associates, Inc.	111,588	17,863,007
LiveRamp Holdings, Inc. (a)	48,368	2,389,863
MAXIMUS, Inc.	92,329	6,006,925
Perspecta, Inc.	110,433	2,840,337
Sabre Corp.	150,559	3,926,578
Teradata Corp. (a)	108,334	4,085,275
WEX, Inc. (a)	62,209	12,489,079
		55,373,239
LEISURE EQUIPMENT & PRODUCTS — 0.9%
Brunswick Corp.	56,879	3,812,031
Polaris Industries, Inc.	84,350	8,515,132
		12,327,163
LIFE SCIENCES TOOLS & SERVICES — 2.9%
Bio-Rad Laboratories, Inc. Class A (a)	28,949	9,060,747
Security Description	Shares	Value
Bio-Techne Corp.	54,517	$ 11,127,465
Charles River Laboratories International, Inc. (a)	69,240	9,315,550
PRA Health Sciences, Inc. (a)	84,363	9,295,959
		38,799,721
MACHINERY — 6.3%
Crane Co.	32,955	3,241,124
Donaldson Co., Inc.	113,618	6,619,385
Graco, Inc.	240,196	11,130,683
IDEX Corp.	110,867	16,703,222
ITT, Inc.	66,440	4,070,115
Kennametal, Inc.	50,540	2,201,522
Lincoln Electric Holdings, Inc.	50,482	4,717,038
Nordson Corp.	75,160	10,439,724
Oshkosh Corp.	49,774	3,545,900
Terex Corp.	39,288	1,567,984
Timken Co.	53,613	2,672,608
Toro Co.	151,855	9,106,744
Wabtec Corp.	51,279	5,378,142
Woodward, Inc.	42,019	3,397,656
		84,791,847
MEDIA — 1.1%
AMC Networks, Inc. Class A (a) (b)	40,678	2,698,579
Cable One, Inc.	4,399	3,887,000
John Wiley & Sons, Inc. Class A	25,990	1,574,994
Meredith Corp. (b)	28,896	1,475,141
New York Times Co. Class A	202,321	4,683,731
		14,319,445
METALS & MINING — 0.5%
Royal Gold, Inc.	94,566	7,287,256
MULTI-UTILITIES — 0.4%
Vectren Corp.	77,619	5,548,982
MULTILINE RETAIL — 0.5%
Ollie's Bargain Outlet Holdings, Inc. (a)	72,921	7,007,708
OIL, GAS & CONSUMABLE FUELS — 0.2%
Matador Resources Co. (a) (b)	66,067	2,183,514
PAPER & FOREST PRODUCTS — 0.4%
Louisiana-Pacific Corp.	208,272	5,517,125
PERSONAL PRODUCTS — 0.2%
Nu Skin Enterprises, Inc. Class A	35,593	2,933,575
PHARMACEUTICALS — 1.0%
Akorn, Inc. (a)	138,746	1,800,923
Catalent, Inc. (a)	209,729	9,553,156
Prestige Consumer Healthcare, Inc. (a) (b)	52,404	1,985,588
		13,339,667
PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp.	27,621	3,936,269
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Jones Lang LaSalle, Inc.	41,916	6,049,317

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Realogy Holdings Corp. (b)	40,410	$ 834,063
		6,883,380
ROAD & RAIL — 1.8%
Knight-Swift Transportation Holdings, Inc. (b)	90,059	3,105,234
Landstar System, Inc.	41,358	5,045,676
Old Dominion Freight Line, Inc.	94,707	15,272,451
Werner Enterprises, Inc.	36,378	1,285,962
		24,709,323
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.2%
Cirrus Logic, Inc. (a)	89,910	3,470,526
Cree, Inc. (a) (b)	69,540	2,633,480
Cypress Semiconductor Corp.	324,406	4,700,643
First Solar, Inc. (a)	54,946	2,660,485
Integrated Device Technology, Inc. (a)	186,768	8,779,964
MKS Instruments, Inc.	78,894	6,323,354
Monolithic Power Systems, Inc.	56,890	7,141,402
Silicon Laboratories, Inc. (a)	63,309	5,811,766
Teradyne, Inc.	269,088	9,950,874
Versum Materials, Inc.	159,446	5,741,650
		57,214,144
SOFTWARE — 7.8%
ACI Worldwide, Inc. (a)	83,724	2,355,993
Blackbaud, Inc.	71,005	7,205,588
CDK Global, Inc.	186,859	11,689,899
CommVault Systems, Inc. (a)	28,577	2,000,390
Fair Isaac Corp. (a)	42,118	9,626,069
Fortinet, Inc. (a)	207,527	19,148,516
j2 Global, Inc.	68,244	5,654,015
LogMeIn, Inc.	74,604	6,647,217
Manhattan Associates, Inc. (a)	58,566	3,197,704
PTC, Inc. (a)	90,317	9,590,762
Tyler Technologies, Inc. (a)	55,832	13,682,190
Ultimate Software Group, Inc. (a)	45,075	14,522,714
		105,321,057
SPECIALTY RETAIL — 1.0%
American Eagle Outfitters, Inc.	143,530	3,563,850
Five Below, Inc. (a)	80,452	10,463,587
		14,027,437
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter's, Inc.	47,213	4,655,202
Deckers Outdoor Corp. (a)	21,331	2,529,430
Security Description	Shares	Value
Skechers U.S.A., Inc. Class A (a)	194,049	$ 5,419,788
		12,604,420
THRIFTS & MORTGAGE FINANCE — 0.3%
LendingTree, Inc. (a) (b)	10,548	2,427,095
Washington Federal, Inc.	49,485	1,583,520
		4,010,615
TRADING COMPANIES & DISTRIBUTORS — 0.5%
MSC Industrial Direct Co., Inc. Class A	29,932	2,637,309
Watsco, Inc.	21,500	3,829,150
		6,466,459
WATER UTILITIES — 0.4%
Aqua America, Inc.	158,321	5,842,045
TOTAL COMMON STOCKS (Cost $1,245,273,556)		1,351,216,289
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d)	880,186	880,186
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	11,832,830	11,832,830
TOTAL SHORT-TERM INVESTMENTS (Cost $12,713,016)		12,713,016
TOTAL INVESTMENTS — 100.8% (Cost $1,257,986,572)		1,363,929,305
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(10,908,264)
NET ASSETS — 100.0%		$ 1,353,021,041

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 17,836,853	$—	$—	$ 17,836,853
Auto Components	16,491,473	—	—	16,491,473
Automobiles	5,909,387	—	—	5,909,387
Banks	78,028,004	—	—	78,028,004
Beverages	1,692,800	—	—	1,692,800
Biotechnology	13,101,930	—	—	13,101,930
Building Products	11,420,136	—	—	11,420,136
Capital Markets	64,478,815	—	—	64,478,815
Chemicals	32,636,078	—	—	32,636,078
Commercial Services & Supplies	18,085,323	—	—	18,085,323
Communications Equipment	10,184,189	—	—	10,184,189
Construction & Engineering	7,340,905	—	—	7,340,905
Construction Materials	5,883,265	—	—	5,883,265
Consumer Finance	4,816,031	—	—	4,816,031
Containers & Packaging	6,132,911	—	—	6,132,911
Distributors	9,717,256	—	—	9,717,256
Diversified Consumer Services	16,487,060	—	—	16,487,060
Electric Utilities	9,312,958	—	—	9,312,958
Electrical Equipment	5,699,833	—	—	5,699,833
Electronic Equipment, Instruments & Components	83,019,885	—	—	83,019,885
Energy Equipment & Services	5,786,426	—	—	5,786,426
Entertainment	16,893,820	—	—	16,893,820
Equity Real Estate Investment Trusts (REITs)	89,088,254	—	—	89,088,254
Food & Staples Retailing	4,964,499	—	—	4,964,499
Food Products	27,410,826	—	—	27,410,826
Gas Utilities	5,397,258	—	—	5,397,258
Health Care Equipment & Supplies	96,971,234	—	—	96,971,234
Health Care Providers & Services	33,694,762	—	—	33,694,762
Health Care Technology	8,311,420	—	—	8,311,420
Hotels, Restaurants & Leisure	81,537,586	—	—	81,537,586
Household Durables	29,031,737	—	—	29,031,737
Household Products	2,226,823	—	—	2,226,823
Industrial Conglomerates	5,011,705	—	—	5,011,705
Insurance	34,841,366	—	—	34,841,366
Interactive Media & Services	1,329,090	—	—	1,329,090
IT Services	55,373,239	—	—	55,373,239
Leisure Equipment & Products	12,327,163	—	—	12,327,163
Life Sciences Tools & Services	38,799,721	—	—	38,799,721
Machinery	84,791,847	—	—	84,791,847
Media	14,319,445	—	—	14,319,445
Metals & Mining	7,287,256	—	—	7,287,256
Multi-Utilities	5,548,982	—	—	5,548,982
Multiline Retail	7,007,708	—	—	7,007,708
Oil, Gas & Consumable Fuels	2,183,514	—	—	2,183,514
Paper & Forest Products	5,517,125	—	—	5,517,125
Personal Products	2,933,575	—	—	2,933,575
Pharmaceuticals	13,339,667	—	—	13,339,667
Professional Services	3,936,269	—	—	3,936,269
Real Estate Management & Development	6,883,380	—	—	6,883,380
See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Road & Rail	$ 24,709,323	$—	$—	$ 24,709,323
Semiconductors & Semiconductor Equipment	57,214,144	—	—	57,214,144
Software	105,321,057	—	—	105,321,057
Specialty Retail	14,027,437	—	—	14,027,437
Textiles, Apparel & Luxury Goods	12,604,420	—	—	12,604,420
Thrifts & Mortgage Finance	4,010,615	—	—	4,010,615
Trading Companies & Distributors	6,466,459	—	—	6,466,459
Water Utilities	5,842,045	—	—	5,842,045
Short-Term Investments	12,713,016	—	—	12,713,016
TOTAL INVESTMENTS	$1,363,929,305	$—	$—	$1,363,929,305
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,261,629	$ 8,261,629	$15,598,107	$22,979,550	$—	$—	880,186	$ 880,186	$ 6,355	$—
State Street Navigator Securities Lending Government Money Market Portfolio	11,920,453	11,920,453	36,712,148	36,799,771	—	—	11,832,830	11,832,830	23,376	—
Total		$20,182,082	$52,310,255	$59,779,321	$—	$—		$12,713,016	$29,731	$—
See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.6%
Curtiss-Wright Corp.	20,110	$ 2,763,516
Esterline Technologies Corp. (a)	28,364	2,579,706
		5,343,222
AIRLINES — 0.7%
JetBlue Airways Corp. (a)	335,353	6,492,434
AUTO COMPONENTS — 0.7%
Adient PLC (b)	74,008	2,909,254
Dana, Inc.	56,822	1,060,867
Gentex Corp.	108,483	2,328,045
		6,298,166
BANKS — 9.5%
Associated Banc-Corp.	182,173	4,736,498
BancorpSouth Bank	48,479	1,585,263
Bank of Hawaii Corp.	24,078	1,899,995
Cathay General Bancorp	30,911	1,280,952
Chemical Financial Corp.	76,578	4,089,265
Commerce Bancshares, Inc.	49,266	3,252,541
Cullen/Frost Bankers, Inc.	32,725	3,417,799
First Horizon National Corp.	348,275	6,011,226
FNB Corp.	347,632	4,421,879
Fulton Financial Corp.	192,346	3,202,561
Hancock Whitney Corp.	52,307	2,487,198
Home BancShares, Inc.	89,833	1,967,343
International Bancshares Corp.	59,377	2,671,965
MB Financial, Inc.	45,116	2,080,299
PacWest Bancorp	132,584	6,317,628
Pinnacle Financial Partners, Inc.	31,761	1,910,424
Prosperity Bancshares, Inc.	71,921	4,987,721
Signature Bank	37,877	4,349,795
Sterling Bancorp	83,874	1,845,228
TCF Financial Corp.	180,615	4,300,443
Trustmark Corp.	74,212	2,497,234
UMB Financial Corp.	48,180	3,415,962
Umpqua Holdings Corp.	236,567	4,920,594
United Bankshares, Inc.	112,745	4,098,281
Valley National Bancorp	354,166	3,984,368
Webster Financial Corp.	42,321	2,495,246
Wintrust Financial Corp.	27,710	2,353,687
		90,581,395
BEVERAGES — 0.1%
Boston Beer Co., Inc. Class A (a)	5,068	1,457,050
BIOTECHNOLOGY — 0.2%
United Therapeutics Corp. (a)	14,654	1,873,954
CAPITAL MARKETS — 0.7%
Legg Mason, Inc.	93,449	2,918,412
Stifel Financial Corp.	76,785	3,935,999
		6,854,411
CHEMICALS — 3.0%
Ashland Global Holdings, Inc.	66,851	5,606,125
Cabot Corp.	66,327	4,160,029
Minerals Technologies, Inc.	38,704	2,616,390
NewMarket Corp.	5,297	2,147,987
Security Description	Shares	Value
Olin Corp.	76,857	$ 1,973,688
PolyOne Corp.	31,547	1,379,235
RPM International, Inc.	82,162	5,335,600
Scotts Miracle-Gro Co.	19,919	1,568,223
Sensient Technologies Corp.	25,495	1,950,623
Valvoline, Inc.	80,491	1,731,361
		28,469,261
COMMERCIAL SERVICES & SUPPLIES — 1.1%
Clean Harbors, Inc. (a)	54,481	3,899,750
Deluxe Corp.	26,667	1,518,419
HNI Corp.	47,220	2,089,013
MSA Safety, Inc.	12,543	1,335,077
Pitney Bowes, Inc.	205,424	1,454,402
		10,296,661
COMMUNICATIONS EQUIPMENT — 1.8%
ARRIS International PLC (a)	183,644	4,772,907
Ciena Corp. (a)	152,499	4,764,069
Lumentum Holdings, Inc. (a)	34,238	2,052,568
NetScout Systems, Inc. (a)	76,655	1,935,539
Plantronics, Inc.	16,551	998,025
ViaSat, Inc. (a) (b)	36,823	2,354,831
		16,877,939
CONSTRUCTION & ENGINEERING — 1.7%
AECOM (a)	174,613	5,702,861
EMCOR Group, Inc.	62,204	4,672,142
Granite Construction, Inc.	22,042	1,007,319
KBR, Inc.	153,927	3,252,478
Valmont Industries, Inc.	14,561	2,016,698
		16,651,498
CONSUMER FINANCE — 0.5%
Navient Corp.	255,585	3,445,286
SLM Corp. (a)	152,434	1,699,639
		5,144,925
CONTAINERS & PACKAGING — 2.1%
AptarGroup, Inc.	33,846	3,646,568
Bemis Co., Inc.	97,331	4,730,287
Greif, Inc. Class A	28,384	1,523,085
Owens-Illinois, Inc. (a)	169,736	3,189,339
Silgan Holdings, Inc.	46,710	1,298,538
Sonoco Products Co.	107,395	5,960,423
		20,348,240
DIVERSIFIED CONSUMER SERVICES — 0.7%
Adtalem Global Education, Inc. (a)	63,770	3,073,714
Graham Holdings Co. Class B	4,676	2,708,807
Weight Watchers International, Inc. (a)	14,712	1,059,117
		6,841,638
ELECTRIC UTILITIES — 1.9%
ALLETE, Inc.	26,758	2,007,118
Hawaiian Electric Industries, Inc.	116,635	4,151,040
IDACORP, Inc.	25,954	2,575,415
OGE Energy Corp.	215,782	7,837,202

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
PNM Resources, Inc.	34,706	$ 1,369,152
		17,939,927
ELECTRICAL EQUIPMENT — 2.4%
Acuity Brands, Inc.	43,535	6,843,702
EnerSys	44,961	3,917,452
Hubbell, Inc.	26,882	3,590,629
nVent Electric PLC	174,335	4,734,938
Regal Beloit Corp.	47,117	3,884,797
		22,971,518
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.0%
Arrow Electronics, Inc. (a)	94,617	6,975,165
Avnet, Inc.	125,378	5,613,173
Belden, Inc. (b)	24,088	1,720,124
Keysight Technologies, Inc. (a)	102,839	6,816,169
SYNNEX Corp.	32,026	2,712,602
Tech Data Corp. (a)	40,833	2,922,418
Vishay Intertechnology, Inc.	73,705	1,499,897
		28,259,548
ENERGY EQUIPMENT & SERVICES — 3.7%
Apergy Corp. (a)	37,228	1,621,652
Core Laboratories NV	28,047	3,248,684
Diamond Offshore Drilling, Inc. (a)	70,182	1,403,640
Dril-Quip, Inc. (a)	39,699	2,074,273
Ensco PLC Class A	466,255	3,935,192
McDermott International, Inc. (a) (b)	192,794	3,553,193
Nabors Industries, Ltd.	344,801	2,123,974
Oceaneering International, Inc.	107,805	2,975,418
Patterson-UTI Energy, Inc.	237,965	4,071,581
Rowan Cos. PLC Class A (a)	134,781	2,537,926
Superior Energy Services, Inc. (a)	168,821	1,644,317
Transocean, Ltd. (a) (b)	465,318	6,491,186
		35,681,036
ENTERTAINMENT — 0.5%
Cinemark Holdings, Inc.	113,951	4,580,830
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.2%
Alexander & Baldwin, Inc. (a)	74,262	1,685,005
American Campus Communities, Inc. REIT	147,477	6,070,153
Camden Property Trust REIT	46,611	4,361,391
CoreCivic, Inc. REIT	129,754	3,156,915
Corporate Office Properties Trust REIT	63,749	1,901,633
Cousins Properties, Inc. REIT	216,118	1,921,289
CyrusOne, Inc. REIT	64,256	4,073,830
Douglas Emmett, Inc. REIT	64,702	2,440,559
EPR Properties REIT	79,601	5,445,504
GEO Group, Inc. REIT	61,988	1,559,618
Healthcare Realty Trust, Inc. REIT	67,137	1,964,429
Highwoods Properties, Inc. REIT	62,304	2,944,487
Hospitality Properties Trust REIT	177,101	5,107,593
JBG SMITH Properties REIT	115,731	4,262,373
Kilroy Realty Corp. REIT	43,259	3,101,238
LaSalle Hotel Properties REIT	118,385	4,094,937
Security Description	Shares	Value
Liberty Property Trust REIT	80,386	$ 3,396,308
Life Storage, Inc. REIT	24,419	2,323,712
Mack-Cali Realty Corp. REIT	98,649	2,097,278
Medical Properties Trust, Inc. REIT	179,664	2,678,790
National Retail Properties, Inc. REIT	99,463	4,457,932
Omega Healthcare Investors, Inc. REIT	214,417	7,026,445
PotlatchDeltic Corp. REIT	23,013	942,382
Rayonier, Inc. REIT	55,174	1,865,433
Sabra Health Care REIT, Inc.	190,567	4,405,909
Senior Housing Properties Trust REIT	254,080	4,461,645
Tanger Factory Outlet Centers, Inc. REIT	59,578	1,363,145
Taubman Centers, Inc. REIT	37,393	2,237,223
Uniti Group, Inc. REIT (a)	95,807	1,930,511
Urban Edge Properties REIT	51,876	1,145,422
Weingarten Realty Investors REIT	79,543	2,367,200
		96,790,289
FOOD & STAPLES RETAILING — 0.7%
Casey's General Stores, Inc.	39,616	5,114,822
United Natural Foods, Inc. (a)	55,184	1,652,761
		6,767,583
FOOD PRODUCTS — 2.1%
Flowers Foods, Inc.	106,809	1,993,056
Hain Celestial Group, Inc. (a)	56,386	1,529,188
Ingredion, Inc.	40,982	4,301,471
Lancaster Colony Corp.	10,142	1,513,288
Post Holdings, Inc. (a)	71,438	7,003,781
Sanderson Farms, Inc.	6,975	721,006
Tootsie Roll Industries, Inc. (b)	11,513	336,755
TreeHouse Foods, Inc. (a)	59,921	2,867,220
		20,265,765
GAS UTILITIES — 3.8%
Atmos Energy Corp.	120,148	11,283,099
National Fuel Gas Co.	91,986	5,156,735
New Jersey Resources Corp.	95,963	4,423,894
ONE Gas, Inc.	33,320	2,741,570
Southwest Gas Holdings, Inc.	27,455	2,169,769
UGI Corp.	187,215	10,386,688
		36,161,755
HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Avanos Medical, Inc. (a)	51,489	3,526,997
Haemonetics Corp. (a)	20,567	2,356,567
Integra LifeSciences Holdings Corp. (a)	28,358	1,867,941
NuVasive, Inc. (a)	22,207	1,576,253
STERIS PLC	35,215	4,028,596
West Pharmaceutical Services, Inc.	29,804	3,679,900
		17,036,254
HEALTH CARE PROVIDERS & SERVICES — 2.0%
Acadia Healthcare Co., Inc. (a) (b)	94,104	3,312,461
LifePoint Health, Inc. (a)	42,421	2,731,912

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
MEDNAX, Inc. (a)	101,255	$ 4,724,558
Molina Healthcare, Inc. (a)	33,696	5,010,595
Patterson Cos., Inc. (b)	89,116	2,178,886
Tenet Healthcare Corp. (a)	52,712	1,500,184
		19,458,596
HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	93,536	1,332,888
HOTELS, RESTAURANTS & LEISURE — 1.4%
Brinker International, Inc. (b)	44,238	2,067,242
Cheesecake Factory, Inc. (b)	44,738	2,395,272
Cracker Barrel Old Country Store, Inc. (b)	15,791	2,323,330
International Speedway Corp. Class A	26,582	1,164,292
Jack in the Box, Inc.	9,825	823,630
Marriott Vacations Worldwide Corp.	268	29,949
Papa John's International, Inc. (b)	14,650	751,252
Texas Roadhouse, Inc.	24,496	1,697,328
Wendy's Co.	96,253	1,649,776
		12,902,071
HOUSEHOLD DURABLES — 0.5%
Helen of Troy, Ltd. (a)	15,424	2,019,002
Tempur Sealy International, Inc. (a) (b)	29,379	1,554,149
Tupperware Brands Corp.	31,881	1,066,419
		4,639,570
HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc.	36,521	2,141,957
INDUSTRIAL CONGLOMERATES — 0.4%
Carlisle Cos., Inc.	33,682	4,102,468
INSURANCE — 6.7%
Alleghany Corp.	16,045	10,469,844
American Financial Group, Inc.	74,958	8,318,089
Aspen Insurance Holdings, Ltd.	65,262	2,727,952
Brown & Brown, Inc.	90,373	2,672,330
First American Financial Corp.	53,670	2,768,835
Genworth Financial, Inc. Class A (a)	546,348	2,278,271
Hanover Insurance Group, Inc.	45,885	5,660,832
Mercury General Corp.	29,632	1,486,341
Old Republic International Corp.	304,840	6,822,319
Reinsurance Group of America, Inc.	68,369	9,883,423
RenaissanceRe Holdings, Ltd.	21,139	2,823,748
WR Berkley Corp.	103,842	8,300,091
		64,212,075
INTERACTIVE MEDIA & SERVICES — 0.1%
Cars.com, Inc. (a)	31,992	883,299
IT SERVICES — 2.9%
Convergys Corp.	100,107	2,376,540
Leidos Holdings, Inc.	161,681	11,181,858
LiveRamp Holdings, Inc. (a)	47,227	2,333,486
Perspecta, Inc.	74,779	1,923,316
Sabre Corp.	154,473	4,028,656
Security Description	Shares	Value
Science Applications International Corp.	46,328	$ 3,734,037
Teradata Corp. (a)	46,528	1,754,571
		27,332,464
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Brunswick Corp.	50,858	3,408,503
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Syneos Health, Inc. (a)	66,038	3,404,259
MACHINERY — 4.0%
AGCO Corp.	70,811	4,304,601
Crane Co.	31,081	3,056,816
Donaldson Co., Inc.	53,575	3,121,279
ITT, Inc.	44,989	2,756,026
Kennametal, Inc.	51,778	2,255,450
Lincoln Electric Holdings, Inc.	31,038	2,900,191
Oshkosh Corp.	40,481	2,883,866
Terex Corp.	40,860	1,630,723
Timken Co.	35,882	1,788,718
Trinity Industries, Inc.	158,217	5,797,071
Wabtec Corp.	54,540	5,720,155
Woodward, Inc.	28,437	2,299,416
		38,514,312
MARINE — 0.5%
Kirby Corp. (a)	57,621	4,739,327
MEDIA — 0.9%
AMC Networks, Inc. Class A (a) (b)	18,601	1,233,990
Cable One, Inc.	1,934	1,708,902
John Wiley & Sons, Inc. Class A	30,393	1,841,816
Meredith Corp. (b)	19,346	987,613
TEGNA, Inc.	236,070	2,823,397
		8,595,718
METALS & MINING — 4.0%
Allegheny Technologies, Inc. (a) (b)	134,631	3,978,346
Carpenter Technology Corp.	51,363	3,027,849
Commercial Metals Co.	127,981	2,626,170
Compass Minerals International, Inc. (b)	37,077	2,491,575
Reliance Steel & Aluminum Co.	78,089	6,660,211
Steel Dynamics, Inc.	252,294	11,401,166
United States Steel Corp. (b)	189,782	5,784,555
Worthington Industries, Inc.	43,831	1,900,512
		37,870,384
MULTI-UTILITIES — 1.5%
Black Hills Corp.	57,126	3,318,449
MDU Resources Group, Inc.	210,696	5,412,780
NorthWestern Corp.	54,147	3,176,263
Vectren Corp.	32,736	2,340,297
		14,247,789
MULTILINE RETAIL — 0.3%
Big Lots, Inc.	42,568	1,778,917
Dillard's, Inc. Class A (b)	20,246	1,545,579
		3,324,496

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 6.6%
Callon Petroleum Co. (a)	239,189	$ 2,867,876
Chesapeake Energy Corp. (a) (b)	978,536	4,393,627
CNX Resources Corp. (a)	227,084	3,249,572
Energen Corp. (a)	87,872	7,571,930
Gulfport Energy Corp. (a)	171,032	1,780,443
Matador Resources Co. (a)	64,531	2,132,750
Murphy Oil Corp.	175,299	5,844,469
Oasis Petroleum, Inc. (a)	291,667	4,135,838
PBF Energy, Inc. Class A	129,172	6,446,974
QEP Resources, Inc. (a)	251,969	2,852,289
Range Resources Corp.	224,643	3,816,685
SM Energy Co.	112,496	3,546,999
Southwestern Energy Co. (a)	625,286	3,195,211
World Fuel Services Corp.	74,097	2,051,005
WPX Energy, Inc. (a)	423,566	8,522,148
		62,407,816
PAPER & FOREST PRODUCTS — 0.4%
Domtar Corp.	67,097	3,500,450
PERSONAL PRODUCTS — 0.6%
Edgewell Personal Care Co. (a)	59,055	2,730,113
Nu Skin Enterprises, Inc. Class A	33,452	2,757,114
		5,487,227
PHARMACEUTICALS — 0.4%
Mallinckrodt PLC (a)	90,984	2,666,741
Prestige Consumer Healthcare, Inc. (a)	19,026	720,895
		3,387,636
PROFESSIONAL SERVICES — 0.9%
Dun & Bradstreet Corp.	19,518	2,781,510
ManpowerGroup, Inc.	69,518	5,975,767
		8,757,277
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Jones Lang LaSalle, Inc.	18,465	2,664,869
Realogy Holdings Corp. (b)	105,895	2,185,673
		4,850,542
ROAD & RAIL — 1.8%
Avis Budget Group, Inc. (a)	70,597	2,268,988
Genesee & Wyoming, Inc. Class A (a)	64,344	5,854,660
Knight-Swift Transportation Holdings, Inc.	70,256	2,422,427
Landstar System, Inc.	13,422	1,637,484
Ryder System, Inc.	57,156	4,176,389
Werner Enterprises, Inc.	22,966	811,848
		17,171,796
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.9%
Cree, Inc. (a)	58,949	2,232,399
Cypress Semiconductor Corp.	149,003	2,159,053
First Solar, Inc. (a)	41,714	2,019,792
Synaptics, Inc. (a)	37,870	1,727,629
		8,138,873
Security Description	Shares	Value
SOFTWARE — 1.0%
ACI Worldwide, Inc. (a)	62,384	$ 1,755,486
CommVault Systems, Inc. (a)	20,444	1,431,080
Manhattan Associates, Inc. (a)	28,491	1,555,608
PTC, Inc. (a)	47,168	5,008,770
		9,750,944
SPECIALTY RETAIL — 3.5%
Aaron's, Inc.	73,856	4,022,198
American Eagle Outfitters, Inc.	75,294	1,869,550
AutoNation, Inc. (a)	62,344	2,590,393
Bed Bath & Beyond, Inc. (b)	153,358	2,300,370
Dick's Sporting Goods, Inc.	82,914	2,941,789
Michaels Cos., Inc. (a)	102,976	1,671,300
Murphy USA, Inc. (a)	32,439	2,772,237
Sally Beauty Holdings, Inc. (a) (b)	129,889	2,388,659
Signet Jewelers, Ltd.	56,362	3,715,947
Urban Outfitters, Inc. (a)	82,695	3,382,225
Williams-Sonoma, Inc. (b)	86,271	5,669,730
		33,324,398
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
NCR Corp. (a)	126,836	3,603,411
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Carter's, Inc.	15,896	1,567,346
Deckers Outdoor Corp. (a)	15,870	1,881,864
		3,449,210
THRIFTS & MORTGAGE FINANCE — 0.8%
New York Community Bancorp, Inc.	528,842	5,484,092
Washington Federal, Inc.	54,607	1,747,424
		7,231,516
TRADING COMPANIES & DISTRIBUTORS — 1.2%
GATX Corp.	41,207	3,568,114
MSC Industrial Direct Co., Inc. Class A	27,539	2,426,461
NOW, Inc. (a)	118,348	1,958,660
Watsco, Inc.	18,241	3,248,722
		11,201,957
WATER UTILITIES — 0.3%
Aqua America, Inc.	75,978	2,803,588
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Telephone & Data Systems, Inc.	98,014	2,982,566
TOTAL COMMON STOCKS (Cost $899,698,214)		949,144,682
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d)	588,971	588,971

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	18,958,810	$ 18,958,810
TOTAL SHORT-TERM INVESTMENTS (Cost $19,547,781)		19,547,781
TOTAL INVESTMENTS — 101.9% (Cost $919,245,995)		968,692,463
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(17,895,616)
NET ASSETS — 100.0%		$ 950,796,847

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 5,343,222	$—	$—	$ 5,343,222
Airlines	6,492,434	—	—	6,492,434
Auto Components	6,298,166	—	—	6,298,166
Banks	90,581,395	—	—	90,581,395
Beverages	1,457,050	—	—	1,457,050
Biotechnology	1,873,954	—	—	1,873,954
Capital Markets	6,854,411	—	—	6,854,411
Chemicals	28,469,261	—	—	28,469,261
Commercial Services & Supplies	10,296,661	—	—	10,296,661
Communications Equipment	16,877,939	—	—	16,877,939
Construction & Engineering	16,651,498	—	—	16,651,498
Consumer Finance	5,144,925	—	—	5,144,925
Containers & Packaging	20,348,240	—	—	20,348,240
Diversified Consumer Services	6,841,638	—	—	6,841,638
Electric Utilities	17,939,927	—	—	17,939,927
Electrical Equipment	22,971,518	—	—	22,971,518
Electronic Equipment, Instruments & Components	28,259,548	—	—	28,259,548
Energy Equipment & Services	35,681,036	—	—	35,681,036
Entertainment	4,580,830	—	—	4,580,830
Equity Real Estate Investment Trusts (REITs)	96,790,289	—	—	96,790,289
Food & Staples Retailing	6,767,583	—	—	6,767,583
Food Products	20,265,765	—	—	20,265,765
Gas Utilities	36,161,755	—	—	36,161,755
Health Care Equipment & Supplies	17,036,254	—	—	17,036,254
Health Care Providers & Services	19,458,596	—	—	19,458,596
Health Care Technology	1,332,888	—	—	1,332,888
Hotels, Restaurants & Leisure	12,902,071	—	—	12,902,071
Household Durables	4,639,570	—	—	4,639,570
Household Products	2,141,957	—	—	2,141,957
Industrial Conglomerates	4,102,468	—	—	4,102,468
Insurance	64,212,075	—	—	64,212,075
Interactive Media & Services	883,299	—	—	883,299
IT Services	27,332,464	—	—	27,332,464
Leisure Equipment & Products	3,408,503	—	—	3,408,503
Life Sciences Tools & Services	3,404,259	—	—	3,404,259
See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Machinery	$ 38,514,312	$—	$—	$ 38,514,312
Marine	4,739,327	—	—	4,739,327
Media	8,595,718	—	—	8,595,718
Metals & Mining	37,870,384	—	—	37,870,384
Multi-Utilities	14,247,789	—	—	14,247,789
Multiline Retail	3,324,496	—	—	3,324,496
Oil, Gas & Consumable Fuels	62,407,816	—	—	62,407,816
Paper & Forest Products	3,500,450	—	—	3,500,450
Personal Products	5,487,227	—	—	5,487,227
Pharmaceuticals	3,387,636	—	—	3,387,636
Professional Services	8,757,277	—	—	8,757,277
Real Estate Management & Development	4,850,542	—	—	4,850,542
Road & Rail	17,171,796	—	—	17,171,796
Semiconductors & Semiconductor Equipment	8,138,873	—	—	8,138,873
Software	9,750,944	—	—	9,750,944
Specialty Retail	33,324,398	—	—	33,324,398
Technology Hardware, Storage & Peripherals	3,603,411	—	—	3,603,411
Textiles, Apparel & Luxury Goods	3,449,210	—	—	3,449,210
Thrifts & Mortgage Finance	7,231,516	—	—	7,231,516
Trading Companies & Distributors	11,201,957	—	—	11,201,957
Water Utilities	2,803,588	—	—	2,803,588
Wireless Telecommunication Services	2,982,566	—	—	2,982,566
Short-Term Investments	19,547,781	—	—	19,547,781
TOTAL INVESTMENTS	$968,692,463	$—	$—	$968,692,463
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	454,250	$ 454,250	$13,141,821	$13,007,100	$—	$—	588,971	$ 588,971	$ 4,775	$—
State Street Navigator Securities Lending Government Money Market Portfolio	13,642,451	13,642,451	33,788,621	28,472,262	—	—	18,958,810	18,958,810	31,121	—
Total		$14,096,701	$46,930,442	$41,479,362	$—	$—		$19,547,781	$35,896	$—
See accompanying notes to schedule of investments.

SPDR S&P 500 BUYBACK ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.0%
Boeing Co.	1,182	$ 439,586
Textron, Inc.	6,178	441,541
		881,127
AIR FREIGHT & LOGISTICS — 1.0%
Expeditors International of Washington, Inc.	5,683	417,871
AIRLINES — 4.5%
American Airlines Group, Inc. (a)	11,208	463,227
Delta Air Lines, Inc.	8,192	473,743
Southwest Airlines Co.	7,835	489,296
United Continental Holdings, Inc. (b)	5,770	513,876
		1,940,142
AUTOMOBILES — 0.8%
General Motors Co.	10,573	355,993
BANKS — 11.6%
Bank of America Corp.	14,566	429,114
BB&T Corp.	8,163	396,232
Citigroup, Inc.	6,206	445,219
Citizens Financial Group, Inc.	10,565	407,492
Comerica, Inc.	4,646	419,069
Fifth Third Bancorp	14,295	399,116
JPMorgan Chase & Co.	3,896	439,625
M&T Bank Corp.	2,493	410,198
PNC Financial Services Group, Inc.	2,995	407,889
Regions Financial Corp.	24,173	443,575
SunTrust Banks, Inc.	6,128	409,289
Zions Bancorp	8,032	402,805
		5,009,623
BIOTECHNOLOGY — 2.0%
Amgen, Inc.	2,121	439,662
Celgene Corp. (b)	4,852	434,206
		873,868
BUILDING PRODUCTS — 0.9%
Fortune Brands Home & Security, Inc.	7,537	394,637
CAPITAL MARKETS — 7.3%
Affiliated Managers Group, Inc.	2,788	381,175
Ameriprise Financial, Inc.	2,929	432,496
Bank of New York Mellon Corp.	7,823	398,895
E*TRADE Financial Corp. (b)	6,958	364,530
Goldman Sachs Group, Inc.	1,831	410,583
Morgan Stanley	8,652	402,924
S&P Global, Inc.	1,976	386,091
State Street Corp. (c)	4,503	377,261
		3,153,955
CHEMICALS — 1.0%
PPG Industries, Inc.	4,004	436,956
COMMUNICATIONS EQUIPMENT — 3.2%
Cisco Systems, Inc.	9,955	484,311
F5 Networks, Inc. (b)	2,364	471,429
Juniper Networks, Inc.	14,926	447,332
		1,403,072
Security Description	Shares	Value
CONSUMER FINANCE — 2.0%
Discover Financial Services	5,958	$ 455,489
Synchrony Financial	12,818	398,383
		853,872
CONTAINERS & PACKAGING — 0.9%
Sealed Air Corp.	9,725	390,459
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
Corning, Inc.	14,442	509,803
ENTERTAINMENT — 1.0%
Walt Disney Co.	3,782	442,267
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.8%
SBA Communications Corp. REIT (b)	2,516	404,145
SL Green Realty Corp. REIT	4,038	393,826
		797,971
FOOD & STAPLES RETAILING — 3.1%
Kroger Co.	14,823	431,498
Sysco Corp.	5,876	430,417
Walgreens Boots Alliance, Inc.	6,358	463,498
		1,325,413
FOOD PRODUCTS — 0.9%
Conagra Brands, Inc.	11,537	391,912
HEALTH CARE PROVIDERS & SERVICES — 7.5%
Anthem, Inc.	1,656	453,827
Cigna Corp.	2,397	499,175
DaVita, Inc. (b)	5,795	415,096
Express Scripts Holding Co. (b)	5,099	484,456
HCA Healthcare, Inc.	3,907	543,542
Humana, Inc.	1,310	443,461
McKesson Corp.	3,049	404,450
		3,244,007
HOTELS, RESTAURANTS & LEISURE — 5.1%
Hilton Worldwide Holdings, Inc.	5,137	414,967
Marriott International, Inc. Class A	3,161	417,347
McDonald's Corp.	2,618	437,965
Starbucks Corp.	8,057	457,960
Yum! Brands, Inc.	5,253	477,550
		2,205,789
HOUSEHOLD DURABLES — 1.5%
PulteGroup, Inc.	13,968	345,988
Whirlpool Corp.	2,659	315,756
		661,744
INSURANCE — 5.0%
Allstate Corp.	4,480	442,176
Aon PLC	2,886	443,809
Assurant, Inc.	3,855	416,147
Loews Corp.	8,403	422,083
Travelers Cos., Inc.	3,284	425,968
		2,150,183

See accompanying notes to schedule of investments.

SPDR S&P 500 BUYBACK ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 0.8%
eBay, Inc. (b)	11,053	$ 364,970
IT SERVICES — 3.0%
PayPal Holdings, Inc. (b)	4,712	413,902
VeriSign, Inc. (b)	2,803	448,817
Visa, Inc. Class A	2,970	445,767
		1,308,486
LIFE SCIENCES TOOLS & SERVICES — 1.2%
IQVIA Holdings, Inc. (b)	3,877	503,002
MACHINERY — 1.1%
Ingersoll-Rand PLC	4,570	467,511
MEDIA — 2.1%
Charter Communications, Inc. Class A (b)	1,360	443,197
Discovery, Inc. Class A (b)	4,993	159,776
Discovery, Inc. Class C (b)	10,939	323,575
		926,548
MULTILINE RETAIL — 1.1%
Target Corp.	5,346	471,571
OIL, GAS & CONSUMABLE FUELS — 4.9%
Anadarko Petroleum Corp.	5,579	376,081
ConocoPhillips	5,780	447,372
Marathon Petroleum Corp.	5,797	463,586
Phillips 66	3,725	419,882
Valero Energy Corp.	3,863	439,416
		2,146,337
PHARMACEUTICALS — 1.0%
Mylan NV (b)	11,367	416,032
PROFESSIONAL SERVICES — 1.0%
IHS Markit, Ltd. (b)	7,940	428,442
ROAD & RAIL — 2.2%
CSX Corp.	6,424	475,697
Union Pacific Corp.	2,974	484,257
		959,954
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
Applied Materials, Inc.	9,019	348,584
Lam Research Corp.	2,408	365,294
		713,878
SOFTWARE — 1.0%
Citrix Systems, Inc. (b)	3,791	421,407
SPECIALTY RETAIL — 6.2%
AutoZone, Inc. (b)	600	465,420
Best Buy Co., Inc.	5,476	434,575
CarMax, Inc. (b)	5,412	404,114
Security Description	Shares	Value
Foot Locker, Inc.	7,897	$ 402,589
O'Reilly Automotive, Inc. (b)	1,450	503,614
Tractor Supply Co.	5,319	483,391
		2,693,703
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.2%
Apple, Inc.	2,176	491,210
Hewlett Packard Enterprise Co.	26,851	437,940
HP, Inc.	17,539	451,980
NetApp, Inc.	5,035	432,456
		1,813,586
TEXTILES, APPAREL & LUXURY GOODS — 3.1%
Michael Kors Holdings, Ltd. (b)	6,258	429,048
NIKE, Inc. Class B	5,372	455,116
VF Corp.	4,890	456,971
		1,341,135
TRADING COMPANIES & DISTRIBUTORS — 1.1%
W.W. Grainger, Inc.	1,334	476,785
TOTAL COMMON STOCKS (Cost $42,215,938)		43,294,011
SHORT-TERM INVESTMENT — 0.0% (d)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (e) (f) (Cost $21,864)	21,864	21,864
TOTAL INVESTMENTS — 99.9% (Cost $42,237,802)		43,315,875
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		23,122
NET ASSETS — 100.0%		$ 43,338,997

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2018.

REIT	= Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR S&P 500 BUYBACK ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 881,127	$—	$—	$ 881,127
Air Freight & Logistics	417,871	—	—	417,871
Airlines	1,940,142	—	—	1,940,142
Automobiles	355,993	—	—	355,993
Banks	5,009,623	—	—	5,009,623
Biotechnology	873,868	—	—	873,868
Building Products	394,637	—	—	394,637
Capital Markets	3,153,955	—	—	3,153,955
Chemicals	436,956	—	—	436,956
Communications Equipment	1,403,072	—	—	1,403,072
Consumer Finance	853,872	—	—	853,872
Containers & Packaging	390,459	—	—	390,459
Electronic Equipment, Instruments & Components	509,803	—	—	509,803
Entertainment	442,267	—	—	442,267
Equity Real Estate Investment Trusts (REITs)	797,971	—	—	797,971
Food & Staples Retailing	1,325,413	—	—	1,325,413
Food Products	391,912	—	—	391,912
Health Care Providers & Services	3,244,007	—	—	3,244,007
Hotels, Restaurants & Leisure	2,205,789	—	—	2,205,789
Household Durables	661,744	—	—	661,744
Insurance	2,150,183	—	—	2,150,183
Internet & Direct Marketing Retail	364,970	—	—	364,970
IT Services	1,308,486	—	—	1,308,486
Life Sciences Tools & Services	503,002	—	—	503,002
Machinery	467,511	—	—	467,511
Media	926,548	—	—	926,548
Multiline Retail	471,571	—	—	471,571
Oil, Gas & Consumable Fuels	2,146,337	—	—	2,146,337
Pharmaceuticals	416,032	—	—	416,032
Professional Services	428,442	—	—	428,442
Road & Rail	959,954	—	—	959,954
Semiconductors & Semiconductor Equipment	713,878	—	—	713,878
Software	421,407	—	—	421,407
Specialty Retail	2,693,703	—	—	2,693,703
Technology Hardware, Storage & Peripherals	1,813,586	—	—	1,813,586
Textiles, Apparel & Luxury Goods	1,341,135	—	—	1,341,135
Trading Companies & Distributors	476,785	—	—	476,785
Short-Term Investment	21,864	—	—	21,864
TOTAL INVESTMENTS	$43,315,875	$—	$—	$43,315,875
See accompanying notes to schedule of investments.

SPDR S&P 500 BUYBACK ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Corp.	1,578	$146,896	$253,956	$ —	$—	$(23,591)	4,503	$377,261	$2,116	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	14,565	14,565	172,453	165,154	—	—	21,864	21,864	137	—
State Street Navigator Securities Lending Government Money Market Portfolio	18,983	18,983	170,477	189,460	—	—	—	—	54	—
Total		$180,444	$596,886	$354,614	$—	$(23,591)		$399,125	$2,307	$—
See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 3.0%
Arconic, Inc.	5,837	$ 128,472
Boeing Co.	7,117	2,646,812
General Dynamics Corp.	3,720	761,558
Harris Corp.	1,598	270,398
Huntington Ingalls Industries, Inc.	583	149,295
L3 Technologies, Inc.	1,056	224,527
Lockheed Martin Corp.	3,287	1,137,171
Northrop Grumman Corp.	2,369	751,850
Raytheon Co.	3,873	800,394
Rockwell Collins, Inc.	2,235	313,950
Textron, Inc.	3,375	241,211
TransDigm Group, Inc. (a)	640	238,272
United Technologies Corp.	10,098	1,411,801
		9,075,711
AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	1,867	182,817
Expeditors International of Washington, Inc.	2,368	174,119
FedEx Corp.	3,307	796,292
United Parcel Service, Inc. Class B	9,276	1,082,973
		2,236,201
AIRLINES — 0.5%
Alaska Air Group, Inc.	1,655	113,963
American Airlines Group, Inc. (b)	5,570	230,208
Delta Air Lines, Inc.	8,548	494,331
Southwest Airlines Co.	7,006	437,525
United Continental Holdings, Inc. (a)	3,116	277,511
		1,553,538
AUTO COMPONENTS — 0.2%
Aptiv PLC	3,535	296,587
BorgWarner, Inc.	2,713	116,062
Goodyear Tire & Rubber Co.	3,221	75,339
		487,988
AUTOMOBILES — 0.4%
Ford Motor Co.	53,196	492,063
General Motors Co.	16,932	570,101
Harley-Davidson, Inc.	2,171	98,346
		1,160,510
BANKS — 6.3%
Bank of America Corp.	123,939	3,651,243
BB&T Corp.	10,510	510,155
Citigroup, Inc.	33,531	2,405,514
Citizens Financial Group, Inc.	6,468	249,471
Comerica, Inc.	2,293	206,829
Fifth Third Bancorp	9,060	252,955
Huntington Bancshares, Inc.	14,596	217,772
JPMorgan Chase & Co.	44,865	5,062,567
KeyCorp	14,260	283,631
M&T Bank Corp.	1,957	322,005
People's United Financial, Inc.	4,621	79,112
PNC Financial Services Group, Inc.	6,306	858,814
Regions Financial Corp.	14,988	275,030
SunTrust Banks, Inc.	6,258	417,972
Security Description	Shares	Value
SVB Financial Group (a)	716	$ 222,554
US Bancorp	20,317	1,072,941
Wells Fargo & Co.	57,799	3,037,915
Zions Bancorp	2,633	132,045
		19,258,525
BEVERAGES — 1.8%
Brown-Forman Corp. Class B	2,308	116,669
Coca-Cola Co.	50,992	2,355,320
Constellation Brands, Inc. Class A	2,277	490,967
Molson Coors Brewing Co. Class B	2,460	151,290
Monster Beverage Corp. (a)	5,408	315,178
PepsiCo, Inc.	18,837	2,105,977
		5,535,401
BIOTECHNOLOGY — 2.8%
AbbVie, Inc.	20,154	1,906,165
Alexion Pharmaceuticals, Inc. (a)	3,025	420,505
Amgen, Inc.	8,613	1,785,389
Biogen, Inc. (a)	2,691	950,757
Celgene Corp. (a)	9,497	849,887
Gilead Sciences, Inc.	17,209	1,328,707
Incyte Corp. (a)	2,317	160,058
Regeneron Pharmaceuticals, Inc. (a)	1,041	420,606
Vertex Pharmaceuticals, Inc. (a)	3,445	663,989
		8,486,063
BUILDING PRODUCTS — 0.3%
Allegion PLC	1,218	110,314
AO Smith Corp.	1,904	101,617
Fortune Brands Home & Security, Inc.	1,931	101,107
Johnson Controls International PLC	12,345	432,075
Masco Corp.	4,176	152,842
		897,955
CAPITAL MARKETS — 2.9%
Affiliated Managers Group, Inc.	712	97,345
Ameriprise Financial, Inc.	1,924	284,098
Bank of New York Mellon Corp.	12,515	638,140
BlackRock, Inc.	1,668	786,178
Cboe Global Markets, Inc.	1,484	142,405
Charles Schwab Corp.	16,250	798,688
CME Group, Inc.	4,616	785,689
E*TRADE Financial Corp. (a)	3,530	184,937
Franklin Resources, Inc.	4,245	129,090
Goldman Sachs Group, Inc.	4,716	1,057,516
Intercontinental Exchange, Inc.	7,732	579,049
Invesco, Ltd.	5,459	124,902
Moody's Corp.	2,227	372,354
Morgan Stanley	18,019	839,145
MSCI, Inc.	1,208	214,311
Nasdaq, Inc.	1,567	134,449
Northern Trust Corp.	2,847	290,764
Raymond James Financial, Inc.	1,687	155,288
S&P Global, Inc.	3,413	666,866
State Street Corp. (c)	4,960	415,549
T Rowe Price Group, Inc.	3,216	351,123
		9,047,886

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
CHEMICALS — 1.9%
Air Products & Chemicals, Inc.	2,952	$ 493,132
Albemarle Corp. (b)	1,474	147,076
CF Industries Holdings, Inc.	3,104	168,982
DowDuPont, Inc.	30,720	1,975,603
Eastman Chemical Co.	1,915	183,304
Ecolab, Inc.	3,459	542,302
FMC Corp.	1,735	151,257
International Flavors & Fragrances, Inc.	1,038	144,406
LyondellBasell Industries NV Class A	4,337	444,586
Mosaic Co.	4,652	151,097
PPG Industries, Inc.	3,288	358,819
Praxair, Inc.	3,906	627,811
Sherwin-Williams Co.	1,104	502,552
		5,890,927
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	1,167	230,844
Copart, Inc. (a)	2,570	132,432
Republic Services, Inc.	2,964	215,364
Stericycle, Inc. (a)	1,179	69,184
Waste Management, Inc.	5,356	483,968
		1,131,792
COMMUNICATIONS EQUIPMENT — 1.2%
Cisco Systems, Inc.	60,940	2,964,731
F5 Networks, Inc. (a)	830	165,519
Juniper Networks, Inc.	4,682	140,319
Motorola Solutions, Inc.	2,144	279,020
		3,549,589
CONSTRUCTION & ENGINEERING — 0.1%
Fluor Corp.	1,850	107,485
Jacobs Engineering Group, Inc.	1,613	123,395
Quanta Services, Inc. (a)	2,027	67,661
		298,541
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	840	152,838
Vulcan Materials Co.	1,761	195,823
		348,661
CONSUMER FINANCE — 0.7%
American Express Co.	9,359	996,640
Capital One Financial Corp.	6,502	617,235
Discover Financial Services	4,654	355,798
Synchrony Financial	9,263	287,894
		2,257,567
CONTAINERS & PACKAGING — 0.3%
Avery Dennison Corp.	1,149	124,494
Ball Corp.	4,674	205,609
International Paper Co.	5,490	269,834
Packaging Corp. of America	1,261	138,319
Sealed Air Corp.	2,160	86,724
WestRock Co.	3,376	180,413
		1,005,393
Security Description	Shares	Value
DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,970	$ 195,818
LKQ Corp. (a)	4,092	129,594
		325,412
DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc. (b)	2,610	67,208
DIVERSIFIED FINANCIAL SERVICES — 1.8%
Berkshire Hathaway, Inc. Class B (a)	26,025	5,572,213
Jefferies Financial Group, Inc.	3,877	85,139
		5,657,352
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
AT&T, Inc.	96,841	3,251,921
CenturyLink, Inc.	12,916	273,819
Verizon Communications, Inc.	55,091	2,941,308
		6,467,048
ELECTRIC UTILITIES — 0.4%
Edison International	4,341	293,799
Eversource Energy	4,211	258,724
Exelon Corp.	12,999	567,536
		1,120,059
ELECTRICAL EQUIPMENT — 0.6%
AMETEK, Inc.	3,129	247,566
Eaton Corp. PLC	5,881	510,059
Emerson Electric Co.	8,525	652,845
Rockwell Automation, Inc.	1,671	313,346
		1,723,816
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Amphenol Corp. Class A	4,067	382,379
Corning, Inc.	11,014	388,794
FLIR Systems, Inc.	1,850	113,720
IPG Photonics Corp. (a)	492	76,786
TE Connectivity, Ltd.	4,687	412,128
		1,373,807
ENERGY EQUIPMENT & SERVICES — 0.7%
Baker Hughes a GE Co.	5,654	191,275
Halliburton Co.	11,816	478,902
Helmerich & Payne, Inc.	1,436	98,754
National Oilwell Varco, Inc.	5,051	217,597
Schlumberger, Ltd.	18,670	1,137,376
TechnipFMC PLC	5,807	181,469
		2,305,373
ENTERTAINMENT — 2.3%
Activision Blizzard, Inc.	10,248	852,531
Electronic Arts, Inc. (a)	4,144	499,311
Netflix, Inc. (a)	5,850	2,188,660
Take-Two Interactive Software, Inc. (a)	1,536	211,953
Twenty-First Century Fox, Inc. Class A	14,228	659,183
Twenty-First Century Fox, Inc. Class B	5,829	267,085
Viacom, Inc. Class B	4,687	158,233

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Walt Disney Co.	19,807	$ 2,316,231
		7,153,187
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.8%
Alexandria Real Estate Equities, Inc. REIT	1,386	174,345
American Tower Corp. REIT	5,918	859,885
Apartment Investment & Management Co. Class A REIT	2,079	91,746
AvalonBay Communities, Inc. REIT	1,845	334,222
Boston Properties, Inc. REIT	2,050	252,335
Crown Castle International Corp. REIT	5,640	627,901
Digital Realty Trust, Inc. REIT	2,742	308,420
Duke Realty Corp. REIT	4,735	134,332
Equinix, Inc. REIT	1,084	469,253
Equity Residential REIT	5,004	331,565
Essex Property Trust, Inc. REIT	889	219,325
Extra Space Storage, Inc. REIT	1,677	145,295
Federal Realty Investment Trust REIT	977	123,561
HCP, Inc. REIT	6,235	164,105
Host Hotels & Resorts, Inc. REIT	9,818	207,160
Iron Mountain, Inc. REIT	3,598	124,203
Kimco Realty Corp. REIT	5,650	94,581
Macerich Co. REIT	1,442	79,728
Mid-America Apartment Communities, Inc. REIT	1,544	154,678
Prologis, Inc. REIT	8,391	568,826
Public Storage REIT	2,035	410,317
Realty Income Corp. REIT	3,735	212,484
Regency Centers Corp. REIT	1,956	126,495
SBA Communications Corp. REIT (a)	1,531	245,925
Simon Property Group, Inc. REIT	4,200	742,350
SL Green Realty Corp. REIT	1,179	114,988
UDR, Inc. REIT	3,543	143,243
Ventas, Inc. REIT	4,696	255,368
Vornado Realty Trust REIT	2,319	169,287
Welltower, Inc. REIT	5,056	325,202
Weyerhaeuser Co. REIT	10,155	327,702
		8,538,827
FOOD & STAPLES RETAILING — 1.6%
Costco Wholesale Corp.	5,821	1,367,237
Kroger Co.	10,832	315,320
Sysco Corp.	6,412	469,679
Walmart, Inc.	19,095	1,793,211
Walgreens Boots Alliance, Inc.	11,459	835,361
		4,780,808
FOOD PRODUCTS — 1.1%
Archer-Daniels-Midland Co.	7,470	375,517
Campbell Soup Co. (b)	2,580	94,505
Conagra Brands, Inc.	5,320	180,721
General Mills, Inc.	8,006	343,618
Hershey Co.	1,880	191,760
Hormel Foods Corp. (b)	3,570	140,658
J.M. Smucker Co.	1,533	157,301
Kellogg Co. (b)	3,319	232,396
Kraft Heinz Co.	7,965	438,951
Security Description	Shares	Value
McCormick & Co., Inc. (b)	1,587	$ 209,087
Mondelez International, Inc. Class A	19,926	856,021
Tyson Foods, Inc. Class A	3,940	234,548
		3,455,083
HEALTH CARE EQUIPMENT & SUPPLIES — 3.5%
Abbott Laboratories	23,609	1,731,956
ABIOMED, Inc. (a)	580	260,855
Align Technology, Inc. (a)	992	388,090
Baxter International, Inc.	6,692	515,886
Becton Dickinson and Co.	3,580	934,380
Boston Scientific Corp. (a)	18,477	711,364
Cooper Cos., Inc.	651	180,425
Danaher Corp.	8,363	908,724
DENTSPLY SIRONA, Inc.	3,071	115,900
Edwards Lifesciences Corp. (a)	2,823	491,484
Hologic, Inc. (a)	3,701	151,667
IDEXX Laboratories, Inc. (a)	1,169	291,852
Intuitive Surgical, Inc. (a)	1,518	871,332
Medtronic PLC	17,971	1,767,807
ResMed, Inc.	1,886	217,531
Stryker Corp.	4,223	750,343
Varian Medical Systems, Inc. (a)	1,246	139,465
Zimmer Biomet Holdings, Inc.	2,761	362,989
		10,792,050
HEALTH CARE PROVIDERS & SERVICES — 3.6%
Aetna, Inc.	4,447	902,074
AmerisourceBergen Corp.	2,173	200,394
Anthem, Inc.	3,423	938,073
Cardinal Health, Inc.	4,113	222,102
Centene Corp. (a)	2,722	394,091
Cigna Corp.	3,262	679,312
CVS Health Corp.	13,645	1,074,134
DaVita, Inc. (a)	1,723	123,419
Envision Healthcare Corp. (a)	1,614	73,808
Express Scripts Holding Co. (a)	7,527	715,140
HCA Healthcare, Inc.	3,664	509,736
Henry Schein, Inc. (a)	2,081	176,947
Humana, Inc.	1,867	632,017
Laboratory Corp. of America Holdings (a)	1,385	240,547
McKesson Corp.	2,718	360,543
Quest Diagnostics, Inc.	1,859	200,605
UnitedHealth Group, Inc.	12,835	3,414,623
Universal Health Services, Inc. Class B	1,167	149,189
		11,006,754
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a)	4,197	270,329
HOTELS, RESTAURANTS & LEISURE — 1.8%
Carnival Corp.	5,479	349,396
Chipotle Mexican Grill, Inc. (a)	324	147,264
Darden Restaurants, Inc.	1,669	185,576
Hilton Worldwide Holdings, Inc.	3,811	307,853
Marriott International, Inc. Class A	3,919	517,426
McDonald's Corp.	10,317	1,725,931

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
MGM Resorts International	6,761	$ 188,700
Norwegian Cruise Line Holdings, Ltd. (a)	2,765	158,794
Royal Caribbean Cruises, Ltd.	2,277	295,873
Starbucks Corp.	17,879	1,016,242
Wynn Resorts, Ltd.	1,175	149,295
Yum! Brands, Inc.	4,315	392,277
		5,434,627
HOUSEHOLD DURABLES — 0.3%
D.R. Horton, Inc.	4,648	196,052
Garmin, Ltd.	1,523	106,686
Leggett & Platt, Inc. (b)	1,720	75,319
Lennar Corp. Class A	3,620	169,018
Mohawk Industries, Inc. (a)	845	148,171
Newell Brands, Inc. (b)	5,810	117,943
PulteGroup, Inc.	3,552	87,983
Whirlpool Corp.	885	105,094
		1,006,266
HOUSEHOLD PRODUCTS — 1.5%
Church & Dwight Co., Inc.	3,331	197,762
Clorox Co.	1,715	257,953
Colgate-Palmolive Co.	11,792	789,474
Kimberly-Clark Corp.	4,716	535,926
Procter & Gamble Co.	33,180	2,761,572
		4,542,687
INDUSTRIAL CONGLOMERATES — 1.6%
3M Co.	7,804	1,644,381
General Electric Co.	115,522	1,304,243
Honeywell International, Inc.	9,879	1,643,866
Roper Technologies, Inc.	1,397	413,805
		5,006,295
INSURANCE — 2.5%
Aflac, Inc.	10,347	487,033
Allstate Corp.	4,707	464,581
American International Group, Inc.	12,105	644,470
Aon PLC	3,297	507,013
Arthur J Gallagher & Co.	2,481	184,686
Assurant, Inc.	714	77,076
Brighthouse Financial, Inc. (a)	1,624	71,846
Chubb, Ltd.	6,260	836,586
Cincinnati Financial Corp.	1,976	151,777
Everest Re Group, Ltd.	552	126,115
Hartford Financial Services Group, Inc.	4,771	238,359
Lincoln National Corp.	2,942	199,056
Loews Corp.	3,553	178,467
Marsh & McLennan Cos., Inc.	6,860	567,459
MetLife, Inc.	13,523	631,795
Principal Financial Group, Inc.	3,569	209,108
Progressive Corp.	7,924	562,921
Prudential Financial, Inc.	5,667	574,180
Torchmark Corp.	1,405	121,800
Travelers Cos., Inc.	3,641	472,274
Unum Group	2,977	116,311
Security Description	Shares	Value
Willis Towers Watson PLC	1,781	$ 251,014
		7,673,927
INTERACTIVE MEDIA & SERVICES — 5.0%
Alphabet, Inc. Class A (a)	3,988	4,813,835
Alphabet, Inc. Class C (a)	4,100	4,893,227
Facebook, Inc. Class A (a)	32,197	5,295,119
TripAdvisor, Inc. (a) (b)	1,393	71,140
Twitter, Inc. (a)	9,320	265,247
		15,338,568
INTERNET & DIRECT MARKETING RETAIL — 4.2%
Amazon.com, Inc. (a)	5,476	10,968,428
Booking Holdings, Inc. (a)	626	1,241,984
eBay, Inc. (a)	12,489	412,387
Expedia Group, Inc.	1,615	210,725
		12,833,524
IT SERVICES — 5.1%
Accenture PLC Class A	8,515	1,449,253
Akamai Technologies, Inc. (a)	2,221	162,466
Alliance Data Systems Corp.	636	150,198
Automatic Data Processing, Inc.	5,948	896,126
Broadridge Financial Solutions, Inc.	1,490	196,606
Cognizant Technology Solutions Corp. Class A	7,836	604,547
DXC Technology Co.	3,776	353,132
Fidelity National Information Services, Inc.	4,441	484,380
Fiserv, Inc. (a)	5,498	452,925
FleetCor Technologies, Inc. (a)	1,140	259,738
Gartner, Inc. (a) (b)	1,226	194,321
Global Payments, Inc.	2,126	270,852
International Business Machines Corp.	12,146	1,836,597
Mastercard, Inc. Class A	12,154	2,705,602
Paychex, Inc.	4,250	313,012
PayPal Holdings, Inc. (a)	15,723	1,381,108
Total System Services, Inc.	2,210	218,215
VeriSign, Inc. (a)	1,346	215,522
Visa, Inc. Class A	23,703	3,557,583
Western Union Co.	6,083	115,942
		15,818,125
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	1,499	157,575
Mattel, Inc. (a) (b)	4,559	71,576
		229,151
LIFE SCIENCES TOOLS & SERVICES — 1.0%
Agilent Technologies, Inc.	4,316	304,451
Illumina, Inc. (a)	1,998	733,386
IQVIA Holdings, Inc. (a)	2,200	285,428
Mettler-Toledo International, Inc. (a)	338	205,835
PerkinElmer, Inc. (b)	1,433	139,388
Thermo Fisher Scientific, Inc.	5,415	1,321,693
Waters Corp. (a)	1,038	202,078
		3,192,259

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
MACHINERY — 1.7%
Altra Industrial Motion Corp.	217	$ 8,952
Caterpillar, Inc.	7,885	1,202,384
Cummins, Inc.	2,046	298,859
Deere & Co.	4,372	657,243
Dover Corp.	2,008	177,768
Flowserve Corp.	1,745	95,434
Fortive Corp.	4,085	343,957
Illinois Tool Works, Inc.	4,136	583,672
Ingersoll-Rand PLC	3,334	341,068
PACCAR, Inc.	4,671	318,515
Parker-Hannifin Corp.	1,790	329,235
Pentair PLC	2,184	94,676
Snap-on, Inc.	770	141,372
Stanley Black & Decker, Inc.	2,033	297,713
Xylem, Inc.	2,333	186,337
		5,077,185
MEDIA — 1.3%
CBS Corp. Class B	4,600	264,270
Charter Communications, Inc. Class A (a)	2,425	790,259
Comcast Corp. Class A	60,903	2,156,575
Discovery, Inc. Class A (a) (b)	2,045	65,440
Discovery, Inc. Class C (a)	4,687	138,641
DISH Network Corp. Class A (a)	2,960	105,850
Interpublic Group of Cos., Inc.	5,165	118,124
News Corp. Class A	4,949	65,277
News Corp. Class B	1,508	20,509
Omnicom Group, Inc. (b)	3,022	205,556
		3,930,501
METALS & MINING — 0.2%
Freeport-McMoRan, Inc.	18,115	252,161
Newmont Mining Corp.	7,087	214,027
Nucor Corp.	4,224	268,013
		734,201
MULTI-UTILITIES — 0.3%
CenterPoint Energy, Inc.	5,728	158,379
Consolidated Edison, Inc.	4,114	313,446
Sempra Energy (b)	3,535	402,106
		873,931
MULTILINE RETAIL — 0.5%
Dollar General Corp.	3,432	375,117
Dollar Tree, Inc. (a)	3,143	256,312
Kohl's Corp.	2,267	169,005
Macy's, Inc.	3,957	137,427
Nordstrom, Inc. (b)	1,533	91,689
Target Corp.	7,155	631,142
		1,660,692
OIL, GAS & CONSUMABLE FUELS — 0.9%
Andeavor	1,887	289,655
Marathon Petroleum Corp.	6,129	490,136
ONEOK, Inc.	5,578	378,133
Phillips 66	5,625	634,050
Valero Energy Corp.	5,811	661,001
Security Description	Shares	Value
Williams Cos., Inc.	16,000	$ 435,040
		2,888,015
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A (b)	6,201	77,885
Estee Lauder Cos., Inc. Class A	2,985	433,780
		511,665
PHARMACEUTICALS — 5.1%
Allergan PLC	4,336	825,921
Bristol-Myers Squibb Co.	21,674	1,345,522
Eli Lilly & Co.	12,866	1,380,650
Johnson & Johnson	35,814	4,948,420
Merck & Co., Inc.	35,441	2,514,185
Mylan NV (a)	6,988	255,761
Nektar Therapeutics (a)	2,150	131,064
Perrigo Co. PLC (b)	1,710	121,068
Pfizer, Inc.	78,185	3,445,613
Zoetis, Inc.	6,469	592,302
		15,560,506
PROFESSIONAL SERVICES — 0.3%
Equifax, Inc.	1,598	208,651
IHS Markit, Ltd. (a)	4,722	254,799
Nielsen Holdings PLC	4,441	122,838
Robert Half International, Inc.	1,661	116,901
Verisk Analytics, Inc. (a)	2,097	252,794
		955,983
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	4,020	177,282
ROAD & RAIL — 1.1%
CSX Corp.	11,092	821,363
JB Hunt Transport Services, Inc.	1,117	132,856
Kansas City Southern	1,391	157,572
Norfolk Southern Corp.	3,797	685,358
Union Pacific Corp.	9,836	1,601,596
		3,398,745
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.2%
Advanced Micro Devices, Inc. (a) (b)	10,876	335,960
Analog Devices, Inc.	4,967	459,249
Applied Materials, Inc.	13,361	516,403
Broadcom, Inc.	5,731	1,414,010
Intel Corp.	61,463	2,906,585
KLA-Tencor Corp.	2,062	209,726
Lam Research Corp.	2,142	324,941
Microchip Technology, Inc. (b)	3,145	248,172
Micron Technology, Inc. (a)	15,699	710,066
NVIDIA Corp.	8,095	2,274,857
Qorvo, Inc. (a)	1,661	127,714
QUALCOMM, Inc. (b)	18,687	1,346,024
Skyworks Solutions, Inc.	2,431	220,516
Texas Instruments, Inc.	12,920	1,386,187
Xilinx, Inc.	3,440	275,785
		12,756,195

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
SOFTWARE — 6.4%
Adobe Systems, Inc. (a)	6,518	$ 1,759,534
ANSYS, Inc. (a)	1,106	206,468
Autodesk, Inc. (a)	2,963	462,554
CA, Inc.	4,171	184,150
Cadence Design Systems, Inc. (a)	3,668	166,234
Citrix Systems, Inc. (a)	1,677	186,415
Intuit, Inc.	3,315	753,831
Microsoft Corp.	102,476	11,720,180
Oracle Corp.	37,621	1,939,739
Red Hat, Inc. (a)	2,379	324,210
salesforce.com, Inc. (a)	10,056	1,599,206
Symantec Corp.	8,290	176,411
Synopsys, Inc. (a)	1,966	193,867
		19,672,799
SPECIALTY RETAIL — 2.6%
Advance Auto Parts, Inc.	959	161,428
AutoZone, Inc. (a)	360	279,252
Best Buy Co., Inc.	3,301	261,967
CarMax, Inc. (a)	2,398	179,059
Foot Locker, Inc.	1,587	80,905
Gap, Inc.	2,945	84,963
Home Depot, Inc.	15,262	3,161,523
L Brands, Inc.	3,159	95,718
Lowe's Cos., Inc.	10,763	1,235,807
O'Reilly Automotive, Inc. (a)	1,096	380,663
Ross Stores, Inc.	5,118	507,194
Tiffany & Co.	1,344	173,336
TJX Cos., Inc.	8,438	945,225
Tractor Supply Co.	1,585	144,045
Ulta Salon Cosmetics & Fragrance, Inc. (a)	774	218,361
		7,909,446
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.0%
Apple, Inc.	61,326	13,843,731
Hewlett Packard Enterprise Co.	20,005	326,282
HP, Inc.	21,513	554,390
NetApp, Inc.	3,528	303,020
Seagate Technology PLC	3,550	168,092
Western Digital Corp.	3,920	229,477
Xerox Corp.	2,785	75,139
		15,500,131
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Hanesbrands, Inc. (b)	4,867	89,699
Michael Kors Holdings, Ltd. (a)	2,030	139,177
NIKE, Inc. Class B	17,019	1,441,850
PVH Corp.	1,038	149,887
Ralph Lauren Corp.	755	103,850
Tapestry, Inc.	3,771	189,568
Security Description	Shares	Value
Under Armour, Inc. Class A (a) (b)	2,525	$ 53,581
Under Armour, Inc. Class C (a) (b)	2,522	49,078
VF Corp.	4,378	409,124
		2,625,814
TOBACCO — 1.0%
Altria Group, Inc.	25,059	1,511,308
Philip Morris International, Inc.	20,964	1,709,405
		3,220,713
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (b)	3,824	221,869
United Rentals, Inc. (a)	1,120	183,232
W.W. Grainger, Inc.	622	222,309
		627,410
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	2,379	209,281
TOTAL COMMON STOCKS (Cost $250,648,349)		306,625,285
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (e) (f)	257,735	257,735
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	144,766	144,766
TOTAL SHORT-TERM INVESTMENTS (Cost $402,501)		402,501
TOTAL INVESTMENTS — 100.0% (Cost $251,050,850)		307,027,786
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		65,813
NET ASSETS — 100.0%		$ 307,093,599

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2018.
(g)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 9,075,711	$—	$—	$ 9,075,711
Air Freight & Logistics	2,236,201	—	—	2,236,201
Airlines	1,553,538	—	—	1,553,538
Auto Components	487,988	—	—	487,988
Automobiles	1,160,510	—	—	1,160,510
Banks	19,258,525	—	—	19,258,525
Beverages	5,535,401	—	—	5,535,401
Biotechnology	8,486,063	—	—	8,486,063
Building Products	897,955	—	—	897,955
Capital Markets	9,047,886	—	—	9,047,886
Chemicals	5,890,927	—	—	5,890,927
Commercial Services & Supplies	1,131,792	—	—	1,131,792
Communications Equipment	3,549,589	—	—	3,549,589
Construction & Engineering	298,541	—	—	298,541
Construction Materials	348,661	—	—	348,661
Consumer Finance	2,257,567	—	—	2,257,567
Containers & Packaging	1,005,393	—	—	1,005,393
Distributors	325,412	—	—	325,412
Diversified Consumer Services	67,208	—	—	67,208
Diversified Financial Services	5,657,352	—	—	5,657,352
Diversified Telecommunication Services	6,467,048	—	—	6,467,048
Electric Utilities	1,120,059	—	—	1,120,059
Electrical Equipment	1,723,816	—	—	1,723,816
Electronic Equipment, Instruments & Components	1,373,807	—	—	1,373,807
Energy Equipment & Services	2,305,373	—	—	2,305,373
Entertainment	7,153,187	—	—	7,153,187
Equity Real Estate Investment Trusts (REITs)	8,538,827	—	—	8,538,827
Food & Staples Retailing	4,780,808	—	—	4,780,808
Food Products	3,455,083	—	—	3,455,083
Health Care Equipment & Supplies	10,792,050	—	—	10,792,050
Health Care Providers & Services	11,006,754	—	—	11,006,754
Health Care Technology	270,329	—	—	270,329
Hotels, Restaurants & Leisure	5,434,627	—	—	5,434,627
Household Durables	1,006,266	—	—	1,006,266
Household Products	4,542,687	—	—	4,542,687
Industrial Conglomerates	5,006,295	—	—	5,006,295
Insurance	7,673,927	—	—	7,673,927
Interactive Media & Services	15,338,568	—	—	15,338,568
Internet & Direct Marketing Retail	12,833,524	—	—	12,833,524
IT Services	15,818,125	—	—	15,818,125
Leisure Equipment & Products	229,151	—	—	229,151
Life Sciences Tools & Services	3,192,259	—	—	3,192,259
Machinery	5,077,185	—	—	5,077,185
Media	3,930,501	—	—	3,930,501
Metals & Mining	734,201	—	—	734,201
Multi-Utilities	873,931	—	—	873,931
Multiline Retail	1,660,692	—	—	1,660,692
Oil, Gas & Consumable Fuels	2,888,015	—	—	2,888,015
Personal Products	511,665	—	—	511,665
See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Pharmaceuticals	$ 15,560,506	$—	$—	$ 15,560,506
Professional Services	955,983	—	—	955,983
Real Estate Management & Development	177,282	—	—	177,282
Road & Rail	3,398,745	—	—	3,398,745
Semiconductors & Semiconductor Equipment	12,756,195	—	—	12,756,195
Software	19,672,799	—	—	19,672,799
Specialty Retail	7,909,446	—	—	7,909,446
Technology Hardware, Storage & Peripherals	15,500,131	—	—	15,500,131
Textiles, Apparel & Luxury Goods	2,625,814	—	—	2,625,814
Tobacco	3,220,713	—	—	3,220,713
Trading Companies & Distributors	627,410	—	—	627,410
Water Utilities	209,281	—	—	209,281
Short-Term Investments	402,501	—	—	402,501
TOTAL INVESTMENTS	$307,027,786	$—	$—	$307,027,786
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Corp.	4,848	$ 451,300	$ 24,445	$ 14,604	$5,691	$(51,283)	4,960	$415,549	$2,331	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	788,015	788,015	2,428,271	2,958,551	—	—	257,735	257,735	2,204	—
State Street Navigator Securities Lending Government Money Market Portfolio	121,440	121,440	408,124	384,798	—	—	144,766	144,766	122	—
Total		$1,360,755	$2,860,840	$3,357,953	$5,691	$(51,283)		$818,050	$4,657	$—
See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.4%
AAR Corp.	44,703	$ 2,140,827
Aerojet Rocketdyne Holdings, Inc. (a)	95,963	3,261,782
Aerovironment, Inc. (a)	29,424	3,300,490
Axon Enterprise, Inc. (a)	80,226	5,489,865
Cubic Corp.	34,703	2,535,054
Engility Holdings, Inc. (a)	25,432	915,298
Mercury Systems, Inc. (a)	66,964	3,704,449
Moog, Inc. Class A	44,858	3,856,442
National Presto Industries, Inc.	7,120	923,108
Triumph Group, Inc. (b)	67,181	1,565,317
		27,692,632
AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	35,343	2,253,116
Echo Global Logistics, Inc. (a)	37,339	1,155,642
Forward Air Corp.	40,579	2,909,514
Hub Group, Inc. Class A (a)	46,621	2,125,918
		8,444,190
AIRLINES — 0.8%
Allegiant Travel Co. (b)	17,398	2,206,067
Hawaiian Holdings, Inc.	70,213	2,815,541
SkyWest, Inc.	71,990	4,240,211
		9,261,819
AUTO COMPONENTS — 1.9%
American Axle & Manufacturing Holdings, Inc. (a)	154,679	2,697,602
Cooper Tire & Rubber Co. (b)	69,181	1,957,822
Cooper-Standard Holdings, Inc. (a)	23,040	2,764,339
Dorman Products, Inc. (a)	40,383	3,106,260
Fox Factory Holding Corp. (a)	52,340	3,666,417
Gentherm, Inc. (a)	50,440	2,292,498
LCI Industries	34,913	2,890,797
Motorcar Parts of America, Inc. (a) (b)	26,895	630,688
Standard Motor Products, Inc.	27,870	1,371,762
Superior Industries International, Inc.	32,607	555,949
		21,934,134
AUTOMOBILES — 0.1%
Winnebago Industries, Inc.	39,650	1,314,398
BANKS — 8.6%
Ameris Bancorp	55,153	2,520,492
Banc of California, Inc.	59,846	1,131,089
Banner Corp.	44,700	2,778,999
Berkshire Hills Bancorp, Inc.	56,013	2,279,729
Boston Private Financial Holdings, Inc.	116,913	1,595,862
Brookline Bancorp, Inc.	108,961	1,819,649
Central Pacific Financial Corp.	40,727	1,076,415
City Holding Co.	21,285	1,634,688
Columbia Banking System, Inc.	101,339	3,928,913
Community Bank System, Inc.	70,645	4,314,290
Security Description	Shares	Value
Customers Bancorp, Inc. (a)	40,681	$ 957,224
CVB Financial Corp.	141,599	3,160,490
Fidelity Southern Corp.	30,288	750,537
First BanCorp (a)	300,967	2,738,800
First Commonwealth Financial Corp.	138,823	2,240,603
First Financial Bancorp	135,410	4,021,677
First Financial Bankshares, Inc. (b)	93,564	5,529,632
First Midwest Bancorp, Inc.	142,639	3,792,771
Franklin Financial Network, Inc. (a)	16,833	658,170
Glacier Bancorp, Inc.	116,992	5,041,185
Great Western Bancorp, Inc.	81,490	3,438,063
Green Bancorp, Inc.	37,494	828,617
Hanmi Financial Corp.	45,671	1,137,208
Heritage Financial Corp.	45,948	1,615,072
Hope Bancorp, Inc.	171,852	2,778,847
Independent Bank Corp.	38,101	3,147,143
LegacyTexas Financial Group, Inc.	60,213	2,565,074
National Bank Holdings Corp. Class A	35,726	1,345,084
NBT Bancorp, Inc.	60,323	2,315,197
OFG Bancorp	61,622	995,195
Old National Bancorp	211,045	4,073,169
Opus Bank	29,953	820,712
Pacific Premier Bancorp, Inc. (a)	62,250	2,315,700
Preferred Bank	19,350	1,131,975
S&T Bancorp, Inc.	48,438	2,100,272
Seacoast Banking Corp. of Florida (a)	65,232	1,904,774
ServisFirst Bancshares, Inc.	63,654	2,492,054
Simmons First National Corp. Class A	127,906	3,766,832
Southside Bancshares, Inc.	45,749	1,592,065
Tompkins Financial Corp.	17,101	1,388,430
Triumph Bancorp, Inc. (a)	31,276	1,194,743
United Community Banks, Inc.	109,585	3,056,326
Westamerica Bancorporation	36,899	2,219,844
		100,193,611
BEVERAGES — 0.2%
Coca-Cola Bottling Co. Consolidated	6,444	1,174,612
MGP Ingredients, Inc. (b)	17,776	1,403,949
		2,578,561
BIOTECHNOLOGY — 3.1%
Acorda Therapeutics, Inc. (a)	54,372	1,068,410
AMAG Pharmaceuticals, Inc. (a)	48,417	968,340
Cytokinetics, Inc. (a)	72,644	715,543
Eagle Pharmaceuticals, Inc. (a)	15,498	1,074,476
Emergent BioSolutions, Inc. (a)	61,043	4,018,461
Enanta Pharmaceuticals, Inc. (a)	21,752	1,858,926
Ligand Pharmaceuticals, Inc. (a) (b)	29,137	7,997,815
MiMedx Group, Inc. (a) (b)	134,355	830,314
Momenta Pharmaceuticals, Inc. (a)	108,347	2,849,526
Myriad Genetics, Inc. (a) (b)	97,495	4,484,770

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Progenics Pharmaceuticals, Inc. (a) (b)	105,445	$ 661,140
REGENXBIO, Inc. (a)	39,531	2,984,591
Repligen Corp. (a)	52,915	2,934,666
Spectrum Pharmaceuticals, Inc. (a)	132,078	2,218,910
Vanda Pharmaceuticals, Inc. (a)	72,200	1,656,990
		36,322,878
BUILDING PRODUCTS — 2.3%
AAON, Inc.	55,726	2,106,443
American Woodmark Corp. (a)	21,656	1,698,913
Apogee Enterprises, Inc.	39,081	1,614,827
Gibraltar Industries, Inc. (a)	44,688	2,037,773
Griffon Corp.	47,500	767,125
Insteel Industries, Inc.	25,339	909,163
Patrick Industries, Inc. (a)	32,189	1,905,589
PGT Innovations, Inc. (a)	70,061	1,513,318
Quanex Building Products Corp.	49,928	908,690
Simpson Manufacturing Co., Inc.	57,541	4,169,421
Trex Co., Inc. (a)	81,184	6,249,544
Universal Forest Products, Inc.	85,183	3,009,515
		26,890,321
CAPITAL MARKETS — 1.1%
Blucora, Inc. (a)	65,308	2,628,647
Donnelley Financial Solutions, Inc. (a)	48,399	867,310
Greenhill & Co., Inc. (b)	26,675	702,886
INTL. FCStone, Inc. (a)	21,461	1,036,996
Investment Technology Group, Inc.	46,378	1,004,548
Piper Jaffray Cos.	20,352	1,553,875
Virtus Investment Partners, Inc.	9,563	1,087,791
Waddell & Reed Financial, Inc. Class A	110,991	2,350,789
WisdomTree Investments, Inc.	163,694	1,388,125
		12,620,967
CHEMICALS — 2.9%
A Schulman, Inc. (c)	40,233	80,466
AdvanSix, Inc. (a)	41,913	1,422,946
American Vanguard Corp.	37,717	678,906
Balchem Corp.	44,542	4,992,713
Flotek Industries, Inc. (a) (b)	50,512	121,229
FutureFuel Corp.	36,713	680,659
Hawkins, Inc.	13,720	568,694
HB Fuller Co.	69,997	3,616,745
Ingevity Corp. (a)	58,144	5,923,711
Innophos Holdings, Inc.	27,467	1,219,535
Innospec, Inc.	33,789	2,593,306
Koppers Holdings, Inc. (a)	29,630	922,974
Kraton Corp. (a)	44,079	2,078,325
LSB Industries, Inc. (a)	20,699	202,436
Quaker Chemical Corp.	18,387	3,718,035
Rayonier Advanced Materials, Inc.	70,799	1,304,826
Stepan Co.	28,135	2,448,026
Tredegar Corp.	35,552	769,701
		33,343,233
Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 2.5%
ABM Industries, Inc.	91,023	$ 2,935,492
Brady Corp. Class A	66,646	2,915,763
Essendant, Inc.	45,295	580,682
Interface, Inc.	82,293	1,921,542
LSC Communications, Inc.	46,116	510,043
Matthews International Corp. Class A	44,394	2,226,359
Mobile Mini, Inc.	61,797	2,709,798
Multi-Color Corp.	19,593	1,219,664
RR Donnelley & Sons Co.	87,736	473,774
Team, Inc. (a) (b)	41,876	942,210
Tetra Tech, Inc.	76,484	5,223,857
UniFirst Corp.	21,328	3,703,607
US Ecology, Inc.	30,453	2,245,909
Viad Corp.	28,100	1,664,925
		29,273,625
COMMUNICATIONS EQUIPMENT — 1.5%
ADTRAN, Inc.	65,973	1,164,423
Applied Optoelectronics, Inc. (a) (b)	25,837	637,140
CalAmp Corp. (a)	48,804	1,169,344
Comtech Telecommunications Corp.	31,980	1,159,915
Digi International, Inc. (a)	38,665	520,044
Extreme Networks, Inc. (a)	153,054	838,736
Finisar Corp. (a) (b)	161,949	3,085,129
Harmonic, Inc. (a)	119,487	657,179
NETGEAR, Inc. (a)	43,584	2,739,254
Oclaro, Inc. (a)	236,079	2,110,546
Viavi Solutions, Inc. (a)	313,540	3,555,544
		17,637,254
CONSTRUCTION & ENGINEERING — 0.4%
Aegion Corp. (a)	44,665	1,133,598
Comfort Systems USA, Inc.	51,459	2,902,288
MYR Group, Inc. (a)	23,117	754,539
Orion Group Holdings, Inc. (a)	40,270	304,038
		5,094,463
CONSTRUCTION MATERIALS — 0.1%
US Concrete, Inc. (a) (b)	22,158	1,015,944
CONSUMER FINANCE — 1.5%
Encore Capital Group, Inc. (a) (b)	33,796	1,211,587
Enova International, Inc. (a)	47,013	1,353,974
EZCORP, Inc. Class A (a) (b)	67,793	725,385
FirstCash, Inc.	61,321	5,028,322
Green Dot Corp. Class A (a)	65,112	5,783,248
PRA Group, Inc. (a) (b)	63,192	2,274,912
World Acceptance Corp. (a)	8,521	974,462
		17,351,890
CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	48,797	1,134,530
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	63,492	2,156,188

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.6%
American Public Education, Inc. (a)	22,993	$ 759,918
Career Education Corp. (a)	92,789	1,385,340
Regis Corp. (a)	45,753	934,734
Strategic Education, Inc.	29,539	4,047,729
		7,127,721
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
ATN International, Inc.	14,524	1,073,033
Cincinnati Bell, Inc. (a)	70,231	1,120,184
Cogent Communications Holdings, Inc.	57,782	3,224,236
Consolidated Communications Holdings, Inc. (b)	91,509	1,193,277
Frontier Communications Corp. (b)	146,778	952,589
Iridium Communications, Inc. (a)	133,447	3,002,558
Vonage Holdings Corp. (a)	304,492	4,311,607
		14,877,484
ELECTRIC UTILITIES — 0.3%
El Paso Electric Co.	56,225	3,216,070
ELECTRICAL EQUIPMENT — 0.4%
AZZ, Inc.	35,250	1,780,125
Encore Wire Corp.	28,863	1,446,036
Powell Industries, Inc.	12,561	455,462
Vicor Corp. (a)	22,146	1,018,716
		4,700,339
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.1%
Anixter International, Inc. (a)	39,828	2,799,908
Badger Meter, Inc.	40,246	2,131,026
Bel Fuse, Inc. Class B	14,266	378,049
Benchmark Electronics, Inc.	64,389	1,506,703
Control4 Corp. (a)	36,153	1,241,132
CTS Corp.	46,160	1,583,288
Daktronics, Inc.	55,371	434,109
Electro Scientific Industries, Inc. (a)	47,239	824,321
ePlus, Inc. (a)	18,728	1,736,086
Fabrinet (a)	50,413	2,332,105
FARO Technologies, Inc. (a)	23,501	1,512,289
II-VI, Inc. (a)	81,385	3,849,511
Insight Enterprises, Inc. (a)	49,046	2,652,898
Itron, Inc. (a)	45,824	2,941,901
KEMET Corp. (a)	79,475	1,474,261
Knowles Corp. (a)	124,635	2,071,434
Methode Electronics, Inc.	51,394	1,860,463
MTS Systems Corp.	25,068	1,372,473
OSI Systems, Inc. (a)	23,269	1,775,657
Park Electrochemical Corp.	27,477	535,527
Plexus Corp. (a)	44,565	2,607,498
Rogers Corp. (a)	25,397	3,741,486
Sanmina Corp. (a)	94,004	2,594,510
ScanSource, Inc. (a)	35,998	1,436,320
Security Description	Shares	Value
TTM Technologies, Inc. (a)	127,554	$ 2,029,384
		47,422,339
ENERGY EQUIPMENT & SERVICES — 2.1%
Archrock, Inc.	178,950	2,183,190
Bristow Group, Inc. (a) (b)	41,551	504,013
C&J Energy Services, Inc. (a) (b)	87,900	1,828,320
CARBO Ceramics, Inc. (a)	21,793	157,999
Era Group, Inc. (a)	28,419	350,975
Exterran Corp. (a)	43,429	1,152,171
Geospace Technologies Corp. (a)	17,119	234,530
Gulf Island Fabrication, Inc.	15,323	152,464
Helix Energy Solutions Group, Inc. (a)	192,536	1,902,256
KLX Energy Services Holdings, Inc. (a)	27,904	893,207
Matrix Service Co. (a)	37,486	924,030
Newpark Resources, Inc. (a)	125,429	1,298,190
Noble Corp. PLC (a) (b)	341,226	2,398,819
Oil States International, Inc. (a)	82,904	2,752,413
Pioneer Energy Services Corp. (a)	109,707	323,636
ProPetro Holding Corp. (a) (b)	100,902	1,663,874
SEACOR Holdings, Inc. (a)	23,959	1,183,814
TETRA Technologies, Inc. (a)	176,654	796,709
Unit Corp. (a)	73,328	1,910,928
US Silica Holdings, Inc. (b)	107,182	2,018,237
		24,629,775
ENTERTAINMENT — 0.1%
Marcus Corp.	27,328	1,149,142
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.5%
Acadia Realty Trust REIT	112,749	3,160,355
Agree Realty Corp. REIT	42,957	2,281,876
American Assets Trust, Inc. REIT	52,489	1,957,315
Armada Hoffler Properties, Inc. REIT	64,642	976,741
CareTrust REIT, Inc.	108,461	1,920,844
CBL & Associates Properties, Inc. REIT (b)	230,108	918,131
Cedar Realty Trust, Inc. REIT	111,958	521,724
Chatham Lodging Trust REIT	61,669	1,288,265
Chesapeake Lodging Trust REIT	82,249	2,637,725
Community Healthcare Trust, Inc. REIT	24,486	758,576
DiamondRock Hospitality Co. REIT	282,929	3,301,781
Easterly Government Properties, Inc. REIT	83,493	1,617,259
EastGroup Properties, Inc. REIT	49,042	4,689,396
Four Corners Property Trust, Inc. REIT	92,428	2,374,475
Franklin Street Properties Corp. REIT	148,256	1,184,566
Getty Realty Corp. REIT	46,980	1,341,749
Global Net Lease, Inc. REIT (b)	95,945	2,000,453
Government Properties Income Trust REIT (b)	137,090	1,547,746

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Granite Point Mortgage Trust, Inc. REIT	61,405	$ 1,183,888
Hersha Hospitality Trust REIT	50,094	1,135,631
Independence Realty Trust, Inc. REIT	122,113	1,285,850
iStar, Inc. REIT (b)	95,704	1,069,014
Kite Realty Group Trust REIT	115,655	1,925,656
Lexington Realty Trust REIT	295,188	2,450,060
LTC Properties, Inc. REIT	54,796	2,417,052
National Storage Affiliates Trust REIT	78,601	1,999,610
Pennsylvania Real Estate Investment Trust	88,546	837,645
PS Business Parks, Inc. REIT	27,607	3,508,574
Ramco-Gershenson Properties Trust REIT	108,047	1,469,439
Retail Opportunity Investments Corp. REIT	155,997	2,912,464
Saul Centers, Inc. REIT	15,888	889,728
Summit Hotel Properties, Inc. REIT	144,896	1,960,443
Universal Health Realty Income Trust REIT	17,415	1,295,850
Urstadt Biddle Properties, Inc. Class A REIT	41,753	888,921
Washington Prime Group, Inc. REIT (b)	257,236	1,877,823
Whitestone REIT	56,370	782,416
		64,369,041
FOOD & STAPLES RETAILING — 0.3%
Andersons, Inc.	36,345	1,368,389
SpartanNash Co.	50,485	1,012,729
SUPERVALU, Inc. (a)	53,898	1,736,594
		4,117,712
FOOD PRODUCTS — 1.4%
B&G Foods, Inc. (b)	91,130	2,501,518
Calavo Growers, Inc. (b)	21,621	2,088,589
Cal-Maine Foods, Inc.	41,852	2,021,452
Darling Ingredients, Inc. (a)	227,680	4,398,778
Dean Foods Co.	127,963	908,537
J&J Snack Foods Corp.	20,742	3,129,760
John B Sanfilippo & Son, Inc.	12,046	859,843
Seneca Foods Corp. Class A (a)	9,934	334,776
		16,243,253
GAS UTILITIES — 1.0%
Northwest Natural Holding Co.	39,834	2,664,895
South Jersey Industries, Inc. (b)	118,257	4,170,924
Spire, Inc.	70,104	5,156,149
		11,991,968
HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
AngioDynamics, Inc. (a)	51,601	1,121,806
Anika Therapeutics, Inc. (a)	20,192	851,699
CONMED Corp.	35,433	2,807,002
CryoLife, Inc. (a)	47,320	1,665,664
Cutera, Inc. (a)	19,405	631,633
Security Description	Shares	Value
Heska Corp. (a)	9,380	$ 1,062,848
Integer Holdings Corp. (a)	40,202	3,334,756
Invacare Corp. (b)	47,206	686,847
Lantheus Holdings, Inc. (a)	53,115	794,069
LeMaitre Vascular, Inc.	21,745	842,401
Meridian Bioscience, Inc.	59,575	887,668
Merit Medical Systems, Inc. (a)	75,427	4,634,989
Natus Medical, Inc. (a)	46,230	1,648,100
Neogen Corp. (a)	71,650	5,125,124
OraSure Technologies, Inc. (a)	84,589	1,306,900
Orthofix Medical, Inc. (a)	26,535	1,533,988
Surmodics, Inc. (a)	18,623	1,390,207
Tactile Systems Technology, Inc. (a)	23,080	1,639,834
Varex Imaging Corp. (a)	52,543	1,505,882
		33,471,417
HEALTH CARE PROVIDERS & SERVICES — 2.8%
Aceto Corp.	15,237	34,436
Amedisys, Inc. (a)	40,085	5,009,022
AMN Healthcare Services, Inc. (a)	65,637	3,590,344
BioTelemetry, Inc. (a)	44,211	2,849,399
Community Health Systems, Inc. (a) (b)	135,382	468,422
CorVel Corp. (a)	12,776	769,754
Cross Country Healthcare, Inc. (a)	52,206	455,758
Diplomat Pharmacy, Inc. (a)	78,327	1,520,327
Ensign Group, Inc.	67,742	2,568,777
LHC Group, Inc. (a)	40,285	4,148,952
Magellan Health, Inc. (a)	33,997	2,449,484
Owens & Minor, Inc.	83,877	1,385,648
Providence Service Corp. (a)	14,823	997,291
Quorum Health Corp. (a)	28,653	167,906
Select Medical Holdings Corp. (a)	149,753	2,755,455
Tivity Health, Inc. (a) (b)	55,469	1,783,328
US Physical Therapy, Inc.	17,583	2,085,344
		33,039,647
HEALTH CARE TECHNOLOGY — 1.1%
Computer Programs & Systems, Inc.	16,108	432,500
HealthStream, Inc.	35,265	1,093,568
HMS Holdings Corp. (a)	115,402	3,786,340
NextGen Healthcare, Inc. (a)	65,726	1,319,778
Omnicell, Inc. (a)	53,928	3,877,423
Tabula Rasa HealthCare, Inc. (a)	23,271	1,889,372
		12,398,981
HOTELS, RESTAURANTS & LEISURE — 2.2%
Belmond, Ltd. Class A (a)	118,088	2,155,106
Biglari Holdings, Inc. (a)	0	—
BJ's Restaurants, Inc.	29,087	2,100,081
Chuy's Holdings, Inc. (a)	24,304	637,980
Dave & Buster's Entertainment, Inc.	54,408	3,602,898
Dine Brands Global, Inc. (b)	24,519	1,993,640
El Pollo Loco Holdings, Inc. (a)	30,679	385,021

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Fiesta Restaurant Group, Inc. (a)	32,544	$ 870,552
Monarch Casino & Resort, Inc. (a)	15,964	725,564
Penn National Gaming, Inc. (a)	117,514	3,868,561
Red Robin Gourmet Burgers, Inc. (a) (b)	18,530	743,980
Ruth's Hospitality Group, Inc.	39,426	1,243,890
Shake Shack, Inc. Class A (a)	35,644	2,245,928
Sonic Corp.	47,647	2,065,021
Wingstop, Inc.	40,476	2,763,297
		25,401,519
HOUSEHOLD DURABLES — 1.8%
Cavco Industries, Inc. (a)	11,815	2,989,195
Ethan Allen Interiors, Inc.	34,073	707,015
Installed Building Products, Inc. (a)	29,587	1,153,893
iRobot Corp. (a) (b)	37,819	4,157,065
La-Z-Boy, Inc.	64,512	2,038,579
LGI Homes, Inc. (a) (b)	25,417	1,205,782
M/I Homes, Inc. (a)	39,939	955,740
MDC Holdings, Inc.	61,626	1,822,897
Meritage Homes Corp. (a)	53,288	2,126,191
TopBuild Corp. (a)	49,257	2,798,783
Universal Electronics, Inc. (a)	19,117	752,254
William Lyon Homes Class A (a)	45,930	729,828
		21,437,222
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (a) (b)	13,621	490,901
Central Garden & Pet Co. Class A (a)	55,931	1,853,553
WD-40 Co. (b)	19,146	3,295,027
		5,639,481
INDUSTRIAL CONGLOMERATES — 0.2%
Raven Industries, Inc.	49,617	2,269,978
INSURANCE — 3.3%
Ambac Financial Group, Inc. (a)	60,885	1,243,272
American Equity Investment Life Holding Co.	124,882	4,415,828
AMERISAFE, Inc.	26,599	1,647,808
eHealth, Inc. (a)	22,304	630,311
Employers Holdings, Inc.	45,345	2,054,128
HCI Group, Inc.	10,143	443,756
Horace Mann Educators Corp.	56,722	2,546,818
James River Group Holdings, Ltd.	41,352	1,762,422
Maiden Holdings, Ltd.	97,720	278,502
Navigators Group, Inc.	32,081	2,216,797
ProAssurance Corp.	74,124	3,480,122
RLI Corp.	53,933	4,238,055
Safety Insurance Group, Inc.	20,208	1,810,637
Selective Insurance Group, Inc.	81,327	5,164,264
Stewart Information Services Corp.	32,857	1,478,894
Third Point Reinsurance, Ltd. (a)	108,774	1,414,062
United Fire Group, Inc.	29,440	1,494,669
United Insurance Holdings Corp.	29,445	658,979
Universal Insurance Holdings, Inc.	44,314	2,151,445
		39,130,769
Security Description	Shares	Value
INTERACTIVE MEDIA & SERVICES — 0.2%
QuinStreet, Inc. (a)	51,663	$ 701,067
XO Group, Inc. (a)	34,106	1,175,975
		1,877,042
INTERNET & DIRECT MARKETING RETAIL — 1.1%
Liquidity Services, Inc. (a)	37,440	237,744
Nutrisystem, Inc. (b)	40,672	1,506,898
PetMed Express, Inc. (b)	28,974	956,432
Shutterfly, Inc. (a)	46,297	3,050,509
Shutterstock, Inc.	25,642	1,399,540
Stamps.com, Inc. (a)	23,421	5,297,830
		12,448,953
IT SERVICES — 2.4%
CACI International, Inc. Class A (a)	34,160	6,290,564
Cardtronics PLC Class A (a)	51,749	1,637,338
CSG Systems International, Inc.	46,343	1,860,208
EVERTEC, Inc.	83,464	2,011,482
ExlService Holdings, Inc. (a)	47,500	3,144,500
ManTech International Corp. Class A	36,461	2,307,981
NIC, Inc.	93,260	1,380,248
Perficient, Inc. (a)	48,127	1,282,585
Sykes Enterprises, Inc. (a)	55,109	1,680,274
Travelport Worldwide, Ltd.	172,126	2,903,766
TTEC Holdings, Inc.	19,172	496,555
Unisys Corp. (a) (b)	68,651	1,400,480
Virtusa Corp. (a)	37,801	2,030,292
		28,426,273
LEISURE EQUIPMENT & PRODUCTS — 0.6%
Callaway Golf Co.	122,758	2,981,792
Nautilus, Inc. (a)	43,435	605,918
Sturm Ruger & Co., Inc.	24,112	1,664,934
Vista Outdoor, Inc. (a)	80,731	1,444,277
		6,696,921
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Cambrex Corp. (a)	45,651	3,122,528
Luminex Corp.	57,389	1,739,461
		4,861,989
MACHINERY — 5.9%
Actuant Corp. Class A	84,246	2,350,463
Alamo Group, Inc.	13,454	1,232,521
Albany International Corp. Class A	40,084	3,186,678
Astec Industries, Inc.	32,052	1,615,741
Barnes Group, Inc.	65,104	4,624,337
Briggs & Stratton Corp.	58,625	1,127,359
Chart Industries, Inc. (a)	42,899	3,360,279
CIRCOR International, Inc.	26,673	1,266,968
EnPro Industries, Inc.	28,980	2,113,511
ESCO Technologies, Inc.	35,873	2,441,158
Federal Signal Corp.	83,286	2,230,399
Franklin Electric Co., Inc.	53,636	2,534,301

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Greenbrier Cos., Inc. (b)	44,581	$ 2,679,318
Harsco Corp. (a)	111,848	3,193,260
Hillenbrand, Inc.	86,122	4,504,181
John Bean Technologies Corp.	43,682	5,211,263
Lindsay Corp.	15,091	1,512,722
Lydall, Inc. (a)	24,252	1,045,261
Mueller Industries, Inc.	79,667	2,308,750
Proto Labs, Inc. (a)	37,406	6,050,420
SPX Corp. (a)	59,528	1,982,878
SPX FLOW, Inc. (a)	58,879	3,061,708
Standex International Corp.	17,769	1,852,418
Tennant Co.	25,031	1,901,104
Titan International, Inc.	71,057	527,243
Wabash National Corp.	77,059	1,404,786
Watts Water Technologies, Inc. Class A	38,417	3,188,611
		68,507,638
MARINE — 0.2%
Matson, Inc.	58,342	2,312,677
MEDIA — 0.5%
EW Scripps Co. Class A	77,150	1,272,975
Gannett Co., Inc.	156,289	1,564,453
New Media Investment Group, Inc.	74,944	1,175,871
Scholastic Corp.	37,676	1,759,093
		5,772,392
METALS & MINING — 0.8%
AK Steel Holding Corp. (a) (b)	436,354	2,138,134
Century Aluminum Co. (a)	67,798	811,542
Haynes International, Inc.	17,998	638,929
Kaiser Aluminum Corp.	22,978	2,505,981
Materion Corp.	28,334	1,714,207
Olympic Steel, Inc.	13,025	271,832
SunCoke Energy, Inc. (a)	86,322	1,003,062
TimkenSteel Corp. (a) (b)	55,937	831,783
		9,915,470
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.0%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	154,785	2,920,793
ARMOUR Residential REIT, Inc. (b)	58,979	1,324,078
Capstead Mortgage Corp. REIT	127,936	1,011,974
Invesco Mortgage Capital, Inc. REIT	154,404	2,442,671
New York Mortgage Trust, Inc. REIT (b)	179,871	1,093,616
PennyMac Mortgage Investment Trust REIT	84,249	1,705,200
Redwood Trust, Inc. REIT	111,651	1,813,212
		12,311,544
MULTI-UTILITIES — 0.4%
Avista Corp.	90,828	4,592,264
MULTILINE RETAIL — 0.1%
JC Penney Co., Inc. (a) (b)	441,317	732,586
Security Description	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 2.2%
Bonanza Creek Energy, Inc. (a)	25,843	$ 769,604
Carrizo Oil & Gas, Inc. (a)	117,753	2,967,376
Cloud Peak Energy, Inc. (a)	89,088	204,902
CONSOL Energy, Inc. (a)	38,795	1,583,224
Denbury Resources, Inc. (a)	638,044	3,955,873
Green Plains, Inc. (b)	54,623	939,516
HighPoint Resources Corp. (a) (b)	152,969	746,489
Laredo Petroleum, Inc. (a)	211,807	1,730,463
Par Pacific Holdings, Inc. (a)	36,145	737,358
PDC Energy, Inc. (a)	91,323	4,471,174
Penn Virginia Corp. (a)	18,763	1,511,172
Renewable Energy Group, Inc. (a) (b)	51,594	1,485,907
REX American Resources Corp. (a)	8,020	605,911
Ring Energy, Inc. (a)	76,402	757,144
SRC Energy, Inc. (a) (b)	335,354	2,981,297
		25,447,410
PAPER & FOREST PRODUCTS — 1.0%
Boise Cascade Co.	53,758	1,978,294
Clearwater Paper Corp. (a)	19,741	586,308
KapStone Paper and Packaging Corp.	122,001	4,137,054
Neenah, Inc.	23,302	2,010,962
PH Glatfelter Co.	60,551	1,157,130
Schweitzer-Mauduit International, Inc.	42,549	1,630,052
		11,499,800
PERSONAL PRODUCTS — 0.6%
Avon Products, Inc. (a)	614,819	1,352,602
Inter Parfums, Inc.	23,857	1,537,584
Medifast, Inc.	16,583	3,673,963
		6,564,149
PHARMACEUTICALS — 1.5%
Amphastar Pharmaceuticals, Inc. (a)	48,002	923,558
ANI Pharmaceuticals, Inc. (a)	11,379	643,369
Assertio Therapeutics, Inc. (a)	79,431	467,054
Corcept Therapeutics, Inc. (a)	146,219	2,049,990
Endo International PLC (a) (b)	275,591	4,638,196
Innoviva, Inc. (a)	93,990	1,432,408
Lannett Co., Inc. (a) (b)	38,629	183,488
Medicines Co. (a) (b)	91,116	2,725,280
Phibro Animal Health Corp. Class A	27,731	1,189,660
Supernus Pharmaceuticals, Inc. (a)	72,206	3,635,572
		17,888,575
PROFESSIONAL SERVICES — 2.7%
ASGN, Inc. (a)	72,475	5,720,452
Exponent, Inc.	72,010	3,859,736
Forrester Research, Inc.	14,073	645,951
FTI Consulting, Inc. (a)	52,843	3,867,579
Heidrick & Struggles International, Inc.	26,609	900,715
Insperity, Inc.	52,478	6,189,780

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Kelly Services, Inc. Class A	43,859	$ 1,053,932
Korn/Ferry International	78,704	3,875,385
Navigant Consulting, Inc.	61,990	1,429,489
Resources Connection, Inc.	41,349	686,393
TrueBlue, Inc. (a)	53,680	1,398,364
WageWorks, Inc. (a)	54,844	2,344,581
		31,972,357
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
HFF, Inc. Class A	52,193	2,217,158
RE/MAX Holdings, Inc. Class A	24,542	1,088,438
		3,305,596
ROAD & RAIL — 0.6%
ArcBest Corp.	34,756	1,687,404
Heartland Express, Inc.	65,724	1,296,735
Marten Transport, Ltd.	54,450	1,146,172
Saia, Inc. (a)	35,571	2,719,403
		6,849,714
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.3%
Advanced Energy Industries, Inc. (a)	54,119	2,795,246
Axcelis Technologies, Inc. (a)	44,895	882,187
Brooks Automation, Inc.	97,670	3,421,380
Cabot Microelectronics Corp.	35,306	3,642,520
CEVA, Inc. (a)	30,473	876,099
Cohu, Inc.	40,410	1,014,291
Diodes, Inc. (a)	54,321	1,808,346
DSP Group, Inc. (a)	26,935	320,527
FormFactor, Inc. (a)	102,634	1,411,218
Ichor Holdings, Ltd. (a)	34,325	700,917
Kopin Corp. (a) (b)	87,242	211,126
Kulicke & Soffa Industries, Inc.	93,380	2,226,179
MaxLinear, Inc. (a) (b)	87,080	1,731,150
Nanometrics, Inc. (a)	33,712	1,264,874
PDF Solutions, Inc. (a) (b)	38,596	348,522
Photronics, Inc. (a)	94,546	931,278
Power Integrations, Inc.	40,678	2,570,850
Rambus, Inc. (a)	148,489	1,620,015
Rudolph Technologies, Inc. (a)	45,061	1,101,742
Semtech Corp. (a)	91,552	5,090,291
SolarEdge Technologies, Inc. (a) (b)	59,182	2,228,202
Ultra Clean Holdings, Inc. (a) (b)	54,228	680,561
Veeco Instruments, Inc. (a)	62,165	637,191
Xperi Corp.	64,664	960,260
		38,474,972
SOFTWARE — 2.5%
8x8, Inc. (a)	129,037	2,742,036
Agilysys, Inc. (a)	21,831	355,845
Alarm.com Holdings, Inc. (a)	48,317	2,773,396
Bottomline Technologies DE, Inc. (a)	49,648	3,609,906
Ebix, Inc. (b)	31,212	2,470,430
LivePerson, Inc. (a)	78,669	2,041,460
MicroStrategy, Inc. Class A (a)	13,007	1,829,044
Security Description	Shares	Value
Monotype Imaging Holdings, Inc.	59,201	$ 1,195,860
OneSpan, Inc. (a)	42,913	817,493
Progress Software Corp.	62,264	2,197,297
Qualys, Inc. (a)	46,059	4,103,857
SPS Commerce, Inc. (a)	23,815	2,363,401
TiVo Corp.	172,665	2,149,679
		28,649,704
SPECIALTY RETAIL — 4.0%
Abercrombie & Fitch Co. Class A	92,552	1,954,698
Asbury Automotive Group, Inc. (a)	28,187	1,937,856
Ascena Retail Group, Inc. (a)	239,706	1,095,456
Barnes & Noble Education, Inc. (a)	53,446	307,849
Barnes & Noble, Inc.	73,044	423,655
Big 5 Sporting Goods Corp. (b)	29,391	149,894
Buckle, Inc. (b)	40,239	927,509
Caleres, Inc.	59,714	2,141,344
Cato Corp. Class A	32,812	689,708
Chico's FAS, Inc.	173,738	1,506,308
Children's Place, Inc. (b)	22,704	2,901,571
DSW, Inc. Class A	93,577	3,170,389
Express, Inc. (a)	103,024	1,139,445
Francesca's Holdings Corp. (a)	46,914	174,051
GameStop Corp. Class A (b)	140,829	2,150,459
Genesco, Inc. (a)	27,508	1,295,627
Group 1 Automotive, Inc.	26,289	1,706,156
Guess?, Inc.	78,409	1,772,043
Haverty Furniture Cos., Inc.	27,484	607,396
Hibbett Sports, Inc. (a) (b)	27,020	507,976
Kirkland's, Inc. (a)	22,686	228,902
Lithia Motors, Inc. Class A (b)	32,307	2,638,190
Lumber Liquidators Holdings, Inc. (a)	36,259	561,652
MarineMax, Inc. (a)	31,659	672,754
Monro, Inc. (b)	45,460	3,164,016
Office Depot, Inc.	767,506	2,463,694
Rent-A-Center, Inc. (a)	61,583	885,564
RH (a) (b)	27,074	3,546,965
Shoe Carnival, Inc.	15,090	580,965
Sleep Number Corp. (a)	48,256	1,774,856
Sonic Automotive, Inc. Class A (b)	30,831	596,580
Tailored Brands, Inc.	68,907	1,735,767
Tile Shop Holdings, Inc.	49,650	354,998
Vitamin Shoppe, Inc. (a)	21,432	214,320
Zumiez, Inc. (a)	26,113	688,078
		46,666,691
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
3D Systems Corp. (a) (b)	157,658	2,979,736
Cray, Inc. (a)	57,038	1,226,317
Diebold Nixdorf, Inc. (b)	107,460	483,570
Electronics For Imaging, Inc. (a)	61,357	2,091,047
		6,780,670
TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Crocs, Inc. (a)	94,208	2,005,688
Fossil Group, Inc. (a)	62,206	1,448,156

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
G-III Apparel Group, Ltd. (a)	57,758	$ 2,783,358
Movado Group, Inc.	22,088	925,487
Oxford Industries, Inc.	23,465	2,116,543
Perry Ellis International, Inc. (a)	17,866	488,278
Steven Madden, Ltd.	73,242	3,874,502
Unifi, Inc. (a)	20,067	568,498
Vera Bradley, Inc. (a)	26,922	410,830
Wolverine World Wide, Inc.	131,506	5,135,309
		19,756,649
THRIFTS & MORTGAGE FINANCE — 1.5%
Axos Financial, Inc. (a) (b)	76,402	2,627,465
Dime Community Bancshares, Inc.	43,045	768,353
HomeStreet, Inc. (a)	35,992	953,788
Meta Financial Group, Inc.	12,768	1,055,275
NMI Holdings, Inc. Class A (a)	91,030	2,061,829
Northfield Bancorp, Inc.	66,589	1,060,097
Northwest Bancshares, Inc.	142,634	2,470,421
Oritani Financial Corp.	54,270	843,899
Provident Financial Services, Inc.	85,785	2,106,022
TrustCo Bank Corp. NY	133,505	1,134,792
Walker & Dunlop, Inc.	39,708	2,099,759
		17,181,700
TOBACCO — 0.2%
Universal Corp.	34,520	2,243,800
TRADING COMPANIES & DISTRIBUTORS — 0.7%
Applied Industrial Technologies, Inc.	53,557	4,190,835
DXP Enterprises, Inc. (a)	21,853	875,650
Kaman Corp.	38,726	2,586,122
Veritiv Corp. (a)	15,961	580,981
		8,233,588
WATER UTILITIES — 0.5%
American States Water Co.	50,825	3,107,440
California Water Service Group	66,501	2,852,893
		5,960,333
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
Spok Holdings, Inc.	24,973	$ 384,584
TOTAL COMMON STOCKS (Cost $977,123,358)		1,163,210,537
SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (e) (f)	933,410	933,410
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	34,786,431	34,786,431
TOTAL SHORT-TERM INVESTMENTS (Cost $35,719,841)		35,719,841
TOTAL INVESTMENTS — 102.9% (Cost $1,012,843,199)		1,198,930,378
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(34,057,908)
NET ASSETS — 100.0%		$ 1,164,872,470

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2018, total aggregate fair value of securities is $80,466 representing 0.0% of net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2018.
(g)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 27,692,632	$ —	$—	$ 27,692,632
Air Freight & Logistics	8,444,190	—	—	8,444,190
Airlines	9,261,819	—	—	9,261,819
Auto Components	21,934,134	—	—	21,934,134
Automobiles	1,314,398	—	—	1,314,398
Banks	100,193,611	—	—	100,193,611
Beverages	2,578,561	—	—	2,578,561
Biotechnology	36,322,878	—	—	36,322,878
Building Products	26,890,321	—	—	26,890,321
Capital Markets	12,620,967	—	—	12,620,967
See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Chemicals	$ 33,262,767	$80,466	$—	$ 33,343,233
Commercial Services & Supplies	29,273,625	—	—	29,273,625
Communications Equipment	17,637,254	—	—	17,637,254
Construction & Engineering	5,094,463	—	—	5,094,463
Construction Materials	1,015,944	—	—	1,015,944
Consumer Finance	17,351,890	—	—	17,351,890
Containers & Packaging	1,134,530	—	—	1,134,530
Distributors	2,156,188	—	—	2,156,188
Diversified Consumer Services	7,127,721	—	—	7,127,721
Diversified Telecommunication Services	14,877,484	—	—	14,877,484
Electric Utilities	3,216,070	—	—	3,216,070
Electrical Equipment	4,700,339	—	—	4,700,339
Electronic Equipment, Instruments & Components	47,422,339	—	—	47,422,339
Energy Equipment & Services	24,629,775	—	—	24,629,775
Entertainment	1,149,142	—	—	1,149,142
Equity Real Estate Investment Trusts (REITs)	64,369,041	—	—	64,369,041
Food & Staples Retailing	4,117,712	—	—	4,117,712
Food Products	16,243,253	—	—	16,243,253
Gas Utilities	11,991,968	—	—	11,991,968
Health Care Equipment & Supplies	33,471,417	—	—	33,471,417
Health Care Providers & Services	33,039,647	—	—	33,039,647
Health Care Technology	12,398,981	—	—	12,398,981
Hotels, Restaurants & Leisure	25,401,519	—	—	25,401,519
Household Durables	21,437,222	—	—	21,437,222
Household Products	5,639,481	—	—	5,639,481
Industrial Conglomerates	2,269,978	—	—	2,269,978
Insurance	39,130,769	—	—	39,130,769
Interactive Media & Services	1,877,042	—	—	1,877,042
Internet & Direct Marketing Retail	12,448,953	—	—	12,448,953
IT Services	28,426,273	—	—	28,426,273
Leisure Equipment & Products	6,696,921	—	—	6,696,921
Life Sciences Tools & Services	4,861,989	—	—	4,861,989
Machinery	68,507,638	—	—	68,507,638
Marine	2,312,677	—	—	2,312,677
Media	5,772,392	—	—	5,772,392
Metals & Mining	9,915,470	—	—	9,915,470
Mortgage Real Estate Investment Trust (REITs)	12,311,544	—	—	12,311,544
Multi-Utilities	4,592,264	—	—	4,592,264
Multiline Retail	732,586	—	—	732,586
Oil, Gas & Consumable Fuels	25,447,410	—	—	25,447,410
Paper & Forest Products	11,499,800	—	—	11,499,800
Personal Products	6,564,149	—	—	6,564,149
Pharmaceuticals	17,888,575	—	—	17,888,575
Professional Services	31,972,357	—	—	31,972,357
Real Estate Management & Development	3,305,596	—	—	3,305,596
Road & Rail	6,849,714	—	—	6,849,714
Semiconductors & Semiconductor Equipment	38,474,972	—	—	38,474,972
Software	28,649,704	—	—	28,649,704
Specialty Retail	46,666,691	—	—	46,666,691
Technology Hardware, Storage & Peripherals	6,780,670	—	—	6,780,670
Textiles, Apparel & Luxury Goods	19,756,649	—	—	19,756,649
Thrifts & Mortgage Finance	17,181,700	—	—	17,181,700
Tobacco	2,243,800	—	—	2,243,800
Trading Companies & Distributors	8,233,588	—	—	8,233,588
See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Water Utilities	$ 5,960,333	$ —	$—	$ 5,960,333
Wireless Telecommunication Services	384,584	—	—	384,584
Short-Term Investments	35,719,841	—	—	35,719,841
TOTAL INVESTMENTS	$1,198,849,912	$80,466	$—	$1,198,930,378
LIABILITIES:
INVESTMENTS:
Common Stocks
Hotels, Restaurants & Leisure	—	—	—	0
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,578,423	$ 1,578,423	$17,427,841	$18,072,854	$—	$—	933,410	$ 933,410	$ 8,449	$—
State Street Navigator Securities Lending Government Money Market Portfolio	25,802,547	25,802,547	51,720,274	42,736,390	—	—	34,786,431	34,786,431	124,585	—
Total		$27,380,970	$69,148,115	$60,809,244	$—	$—		$35,719,841	$133,034	$—
See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 3.3%
Aerojet Rocketdyne Holdings, Inc. (a)	406,359	$ 13,812,142
Aerovironment, Inc. (a)	124,485	13,963,482
Axon Enterprise, Inc. (a)	340,764	23,318,481
Cubic Corp.	72,528	5,298,170
Mercury Systems, Inc. (a)	282,869	15,648,313
Moog, Inc. Class A	89,181	7,666,891
		79,707,479
AIR FREIGHT & LOGISTICS — 0.5%
Forward Air Corp.	171,484	12,295,403
AIRLINES — 0.2%
Allegiant Travel Co.	43,440	5,508,192
AUTO COMPONENTS — 1.7%
Dorman Products, Inc. (a)	86,389	6,645,042
Fox Factory Holding Corp. (a)	220,989	15,480,279
Gentherm, Inc. (a)	93,715	4,259,347
LCI Industries	147,373	12,202,484
Motorcar Parts of America, Inc. (a) (b)	53,835	1,262,431
		39,849,583
AUTOMOBILES — 0.2%
Winnebago Industries, Inc.	167,611	5,556,305
BANKS — 7.0%
Ameris Bancorp	139,931	6,394,847
Banc of California, Inc.	133,608	2,525,191
Banner Corp.	82,122	5,105,525
Berkshire Hills Bancorp, Inc.	63,970	2,603,579
Brookline Bancorp, Inc.	197,373	3,296,129
Central Pacific Financial Corp.	107,531	2,842,044
City Holding Co.	43,365	3,330,432
Columbia Banking System, Inc.	214,072	8,299,571
Customers Bancorp, Inc. (a)	80,243	1,888,118
CVB Financial Corp.	323,178	7,213,333
First Commonwealth Financial Corp.	351,831	5,678,552
First Financial Bancorp	263,166	7,816,030
First Financial Bankshares, Inc. (b)	233,254	13,785,311
Franklin Financial Network, Inc. (a)	18,102	707,788
Glacier Bancorp, Inc.	286,427	12,342,139
Green Bancorp, Inc.	111,126	2,455,885
Hanmi Financial Corp.	99,675	2,481,908
Heritage Financial Corp.	125,980	4,428,197
Independent Bank Corp.	82,045	6,776,917
LegacyTexas Financial Group, Inc.	262,730	11,192,298
National Bank Holdings Corp. Class A	152,319	5,734,810
Pacific Premier Bancorp, Inc. (a)	262,479	9,764,219
Preferred Bank	82,272	4,812,912
S&T Bancorp, Inc.	99,664	4,321,431
Seacoast Banking Corp. of Florida (a)	206,664	6,034,589
ServisFirst Bancshares, Inc.	265,377	10,389,510
Tompkins Financial Corp.	31,771	2,579,488
Security Description	Shares	Value
Triumph Bancorp, Inc. (a)	73,284	$ 2,799,449
United Community Banks, Inc.	245,038	6,834,110
Westamerica Bancorporation	67,019	4,031,863
		168,466,175
BEVERAGES — 0.5%
Coca-Cola Bottling Co. Consolidated	27,150	4,948,902
MGP Ingredients, Inc. (b)	73,824	5,830,619
		10,779,521
BIOTECHNOLOGY — 5.5%
Cytokinetics, Inc. (a) (b)	119,381	1,175,903
Eagle Pharmaceuticals, Inc. (a)	65,122	4,514,908
Emergent BioSolutions, Inc. (a)	257,144	16,927,790
Enanta Pharmaceuticals, Inc. (a)	91,663	7,833,520
Ligand Pharmaceuticals, Inc. (a) (b)	123,333	33,853,675
MiMedx Group, Inc. (a) (b)	583,845	3,608,162
Momenta Pharmaceuticals, Inc. (a)	457,544	12,033,407
Myriad Genetics, Inc. (a)	414,418	19,063,228
Progenics Pharmaceuticals, Inc. (a) (b)	188,509	1,181,951
REGENXBIO, Inc. (a)	83,062	6,271,181
Repligen Corp. (a) (b)	225,397	12,500,518
Spectrum Pharmaceuticals, Inc. (a)	371,005	6,232,884
Vanda Pharmaceuticals, Inc. (a)	237,900	5,459,805
		130,656,932
BUILDING PRODUCTS — 3.6%
AAON, Inc. (b)	145,908	5,515,322
American Woodmark Corp. (a)	91,454	7,174,566
Apogee Enterprises, Inc.	90,901	3,756,029
Griffon Corp.	99,367	1,604,777
Patrick Industries, Inc. (a)	135,663	8,031,250
PGT Innovations, Inc. (a)	337,211	7,283,758
Quanex Building Products Corp.	121,350	2,208,570
Simpson Manufacturing Co., Inc.	243,625	17,653,068
Trex Co., Inc. (a)	343,139	26,414,840
Universal Forest Products, Inc.	187,305	6,617,486
		86,259,666
CAPITAL MARKETS — 0.3%
Piper Jaffray Cos.	40,605	3,100,192
WisdomTree Investments, Inc.	372,970	3,162,785
		6,262,977
CHEMICALS — 3.2%
AdvanSix, Inc. (a)	95,765	3,251,222
American Vanguard Corp.	108,017	1,944,306
Balchem Corp.	111,049	12,447,482
HB Fuller Co.	135,985	7,026,345
Ingevity Corp. (a)	245,664	25,028,248
Innospec, Inc.	69,905	5,365,209
Koppers Holdings, Inc. (a)	121,290	3,778,183
Kraton Corp. (a)	186,292	8,783,668
Quaker Chemical Corp.	47,500	9,604,975
		77,229,638

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 2.2%
Brady Corp. Class A	126,699	$ 5,543,081
Interface, Inc.	347,577	8,115,923
Mobile Mini, Inc.	148,688	6,519,969
Multi-Color Corp.	35,469	2,207,945
RR Donnelley & Sons Co.	127,682	689,483
Tetra Tech, Inc.	177,803	12,143,945
UniFirst Corp.	43,219	7,504,979
US Ecology, Inc.	80,460	5,933,925
Viad Corp.	61,794	3,661,295
		52,320,545
COMMUNICATIONS EQUIPMENT — 1.2%
ADTRAN, Inc.	142,353	2,512,531
Applied Optoelectronics, Inc. (a) (b)	109,311	2,695,609
CalAmp Corp. (a)	206,123	4,938,707
Extreme Networks, Inc. (a)	690,002	3,781,211
Oclaro, Inc. (a)	548,578	4,904,287
Viavi Solutions, Inc. (a)	821,341	9,314,007
		28,146,352
CONSTRUCTION & ENGINEERING — 0.5%
Comfort Systems USA, Inc.	217,600	12,272,640
CONSTRUCTION MATERIALS — 0.2%
US Concrete, Inc. (a) (b)	94,672	4,340,711
CONSUMER FINANCE — 2.0%
Encore Capital Group, Inc. (a) (b)	86,114	3,087,187
FirstCash, Inc.	259,049	21,242,018
Green Dot Corp. Class A (a)	276,406	24,550,381
		48,879,586
CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	131,626	3,060,304
DIVERSIFIED CONSUMER SERVICES — 0.6%
Career Education Corp. (a)	253,680	3,787,442
Strategic Education, Inc.	78,753	10,791,524
		14,578,966
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
Cogent Communications Holdings, Inc.	244,327	13,633,447
Vonage Holdings Corp. (a)	1,285,109	18,197,143
		31,830,590
ELECTRIC UTILITIES — 0.3%
El Paso Electric Co.	126,036	7,209,259
ELECTRICAL EQUIPMENT — 0.2%
Vicor Corp. (a)	93,834	4,316,364
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.7%
Badger Meter, Inc.	108,887	5,765,567
Control4 Corp. (a)	152,498	5,235,256
CTS Corp.	102,803	3,526,143
Security Description	Shares	Value
Electro Scientific Industries, Inc. (a) (b)	199,448	$ 3,480,368
ePlus, Inc. (a)	54,491	5,051,316
FARO Technologies, Inc. (a)	63,396	4,079,533
II-VI, Inc. (a)	343,569	16,250,814
Itron, Inc. (a)	76,118	4,886,775
KEMET Corp. (a)	335,164	6,217,292
Methode Electronics, Inc.	107,171	3,879,590
OSI Systems, Inc. (a)	49,177	3,752,697
Park Electrochemical Corp.	42,542	829,143
Rogers Corp. (a)	107,478	15,833,659
TTM Technologies, Inc. (a)	539,157	8,577,988
		87,366,141
ENERGY EQUIPMENT & SERVICES — 0.5%
C&J Energy Services, Inc. (a) (b)	75,479	1,569,963
CARBO Ceramics, Inc. (a) (b)	40,085	290,616
KLX Energy Services Holdings, Inc. (a)	121,333	3,883,869
ProPetro Holding Corp. (a) (b)	303,497	5,004,666
		10,749,114
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.4%
Agree Realty Corp. REIT	90,633	4,814,425
American Assets Trust, Inc. REIT	100,294	3,739,963
Armada Hoffler Properties, Inc. REIT	166,901	2,521,874
CareTrust REIT, Inc.	279,159	4,943,906
Chesapeake Lodging Trust REIT	151,714	4,865,468
Community Healthcare Trust, Inc. REIT	48,558	1,504,327
Easterly Government Properties, Inc. REIT	352,790	6,833,542
EastGroup Properties, Inc. REIT	209,269	20,010,302
Four Corners Property Trust, Inc. REIT	388,589	9,982,852
Getty Realty Corp. REIT	104,261	2,977,694
Global Net Lease, Inc. REIT (b)	220,805	4,603,784
Granite Point Mortgage Trust, Inc. REIT	119,644	2,306,736
iStar, Inc. REIT (b)	174,448	1,948,584
Lexington Realty Trust REIT	1,247,523	10,354,441
LTC Properties, Inc. REIT	122,739	5,414,017
National Storage Affiliates Trust REIT	330,248	8,401,509
PS Business Parks, Inc. REIT	67,658	8,598,655
Ramco-Gershenson Properties Trust REIT	299,699	4,075,907
Retail Opportunity Investments Corp. REIT	329,468	6,151,168
Saul Centers, Inc. REIT	35,577	1,992,312
Summit Hotel Properties, Inc. REIT	397,822	5,382,532
Universal Health Realty Income Trust REIT	73,859	5,495,848
Urstadt Biddle Properties, Inc. Class A REIT	69,990	1,490,087

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Whitestone REIT	104,881	$ 1,455,748
		129,865,681
FOOD PRODUCTS — 1.5%
B&G Foods, Inc. (b)	242,743	6,663,295
Calavo Growers, Inc. (b)	90,572	8,749,255
Cal-Maine Foods, Inc.	75,623	3,652,591
Darling Ingredients, Inc. (a)	490,708	9,480,479
J&J Snack Foods Corp.	55,108	8,315,246
		36,860,866
GAS UTILITIES — 0.5%
Northwest Natural Holding Co.	75,049	5,020,778
South Jersey Industries, Inc. (b)	219,791	7,752,029
		12,772,807
HEALTH CARE EQUIPMENT & SUPPLIES — 4.6%
Anika Therapeutics, Inc. (a)	46,883	1,977,525
CONMED Corp.	70,853	5,612,975
CryoLife, Inc. (a)	90,066	3,170,323
Cutera, Inc. (a)	82,002	2,669,165
Heska Corp. (a)	38,750	4,390,763
Integer Holdings Corp. (a)	170,963	14,181,381
Lantheus Holdings, Inc. (a)	223,804	3,345,870
LeMaitre Vascular, Inc.	92,113	3,568,458
Meridian Bioscience, Inc.	101,875	1,517,938
Merit Medical Systems, Inc. (a)	319,831	19,653,615
Natus Medical, Inc. (a)	99,377	3,542,790
Neogen Corp. (a)	302,836	21,661,859
OraSure Technologies, Inc. (a)	357,401	5,521,845
Orthofix Medical, Inc. (a)	110,540	6,390,317
Surmodics, Inc. (a)	78,006	5,823,148
Tactile Systems Technology, Inc. (a)	55,606	3,950,806
Varex Imaging Corp. (a)	121,634	3,486,030
		110,464,808
HEALTH CARE PROVIDERS & SERVICES — 4.2%
Amedisys, Inc. (a)	169,258	21,150,480
AMN Healthcare Services, Inc. (a)	277,550	15,181,985
BioTelemetry, Inc. (a)	191,154	12,319,875
CorVel Corp. (a)	54,084	3,258,561
Ensign Group, Inc.	157,337	5,966,219
LHC Group, Inc. (a)	170,217	17,530,649
Providence Service Corp. (a)	64,368	4,330,679
Select Medical Holdings Corp. (a)	356,445	6,558,588
Tivity Health, Inc. (a) (b)	233,814	7,517,120
US Physical Therapy, Inc.	48,153	5,710,946
		99,525,102
HEALTH CARE TECHNOLOGY — 1.7%
Computer Programs & Systems, Inc.	29,594	794,599
HealthStream, Inc.	70,709	2,192,686
HMS Holdings Corp. (a)	197,343	6,474,824
NextGen Healthcare, Inc. (a)	279,692	5,616,215
Omnicell, Inc. (a)	229,436	16,496,448
Security Description	Shares	Value
Tabula Rasa HealthCare, Inc. (a)	98,125	$ 7,966,769
		39,541,541
HOTELS, RESTAURANTS & LEISURE — 3.1%
BJ's Restaurants, Inc.	68,786	4,966,349
Dave & Buster's Entertainment, Inc.	230,025	15,232,255
Dine Brands Global, Inc. (b)	49,842	4,052,653
Monarch Casino & Resort, Inc. (a)	68,874	3,130,323
Penn National Gaming, Inc. (a)	496,647	16,349,619
Ruth's Hospitality Group, Inc.	166,730	5,260,332
Shake Shack, Inc. Class A (a) (b)	150,264	9,468,135
Sonic Corp.	104,521	4,529,940
Wingstop, Inc.	171,017	11,675,331
		74,664,937
HOUSEHOLD DURABLES — 2.8%
Cavco Industries, Inc. (a)	49,790	12,596,870
Installed Building Products, Inc. (a)	125,197	4,882,683
iRobot Corp. (a) (b)	160,090	17,597,093
La-Z-Boy, Inc.	139,127	4,396,413
LGI Homes, Inc. (a) (b)	108,428	5,143,824
MDC Holdings, Inc.	139,667	4,131,350
Meritage Homes Corp. (a)	118,314	4,720,728
TopBuild Corp. (a)	208,234	11,831,856
William Lyon Homes Class A (a)	104,639	1,662,714
		66,963,531
HOUSEHOLD PRODUCTS — 0.8%
Central Garden & Pet Co. (a) (b)	61,384	2,212,279
Central Garden & Pet Co. Class A (a)	237,684	7,876,848
WD-40 Co. (b)	46,192	7,949,643
		18,038,770
INDUSTRIAL CONGLOMERATES — 0.4%
Raven Industries, Inc.	209,821	9,599,311
INSURANCE — 2.2%
Ambac Financial Group, Inc. (a)	56,216	1,147,931
AMERISAFE, Inc.	42,787	2,650,655
eHealth, Inc. (a)	51,272	1,448,947
Employers Holdings, Inc.	88,080	3,990,024
James River Group Holdings, Ltd.	94,120	4,011,394
ProAssurance Corp.	147,289	6,915,218
RLI Corp.	97,993	7,700,290
Selective Insurance Group, Inc.	220,048	13,973,048
Third Point Reinsurance, Ltd. (a)	456,951	5,940,363
Universal Insurance Holdings, Inc.	121,824	5,914,555
		53,692,425
INTERACTIVE MEDIA & SERVICES — 0.3%
QuinStreet, Inc. (a)	218,966	2,971,369
XO Group, Inc. (a)	145,050	5,001,324
		7,972,693
INTERNET & DIRECT MARKETING RETAIL — 1.9%
Nutrisystem, Inc. (b)	172,053	6,374,564
PetMed Express, Inc. (b)	118,877	3,924,130

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Shutterfly, Inc. (a)	119,192	$ 7,853,561
Shutterstock, Inc.	108,318	5,911,996
Stamps.com, Inc. (a)	99,174	22,433,159
		46,497,410
IT SERVICES — 1.5%
CSG Systems International, Inc.	93,509	3,753,451
EVERTEC, Inc.	139,205	3,354,840
ExlService Holdings, Inc. (a)	200,443	13,269,327
NIC, Inc.	178,867	2,647,232
TTEC Holdings, Inc.	80,965	2,096,994
Unisys Corp. (a) (b)	82,373	1,680,409
Virtusa Corp. (a)	159,828	8,584,362
		35,386,615
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Callaway Golf Co.	344,504	8,368,002
Nautilus, Inc. (a)	82,912	1,156,623
Sturm Ruger & Co., Inc.	43,105	2,976,400
		12,501,025
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Cambrex Corp. (a)	122,032	8,346,989
Luminex Corp.	130,868	3,966,609
		12,313,598
MACHINERY — 6.7%
Actuant Corp. Class A	135,224	3,772,750
Alamo Group, Inc.	55,481	5,082,615
Albany International Corp. Class A	169,448	13,471,116
Barnes Group, Inc.	275,233	19,549,800
EnPro Industries, Inc.	122,487	8,932,977
ESCO Technologies, Inc.	95,353	6,488,772
Federal Signal Corp.	185,167	4,958,772
Franklin Electric Co., Inc.	115,493	5,457,044
Harsco Corp. (a)	472,422	13,487,648
Hillenbrand, Inc.	189,288	9,899,762
John Bean Technologies Corp.	184,694	22,033,994
Lindsay Corp.	30,301	3,037,372
Lydall, Inc. (a)	45,383	1,956,007
Proto Labs, Inc. (a)	157,955	25,549,221
Standex International Corp.	38,515	4,015,189
Tennant Co.	42,314	3,213,748
Wabash National Corp.	173,782	3,168,046
Watts Water Technologies, Inc. Class A	68,235	5,663,505
		159,738,338
MEDIA — 0.1%
EW Scripps Co. Class A	175,276	2,892,054
MULTI-UTILITIES — 0.4%
Avista Corp.	165,027	8,343,765
OIL, GAS & CONSUMABLE FUELS — 0.5%
CONSOL Energy, Inc. (a)	90,000	3,672,900
Laredo Petroleum, Inc. (a)	267,980	2,189,397
Penn Virginia Corp. (a)	46,973	3,783,205
Security Description	Shares	Value
Ring Energy, Inc. (a)	108,944	$ 1,079,635
		10,725,137
PAPER & FOREST PRODUCTS — 0.3%
Neenah, Inc.	44,532	3,843,112
Schweitzer-Mauduit International, Inc.	75,527	2,893,439
		6,736,551
PERSONAL PRODUCTS — 0.9%
Inter Parfums, Inc.	99,540	6,415,353
Medifast, Inc.	69,841	15,473,274
		21,888,627
PHARMACEUTICALS — 2.0%
Amphastar Pharmaceuticals, Inc. (a)	101,356	1,950,090
ANI Pharmaceuticals, Inc. (a)	48,339	2,733,087
Assertio Therapeutics, Inc. (a)	159,730	939,212
Corcept Therapeutics, Inc. (a) (b)	617,055	8,651,111
Innoviva, Inc. (a)	397,427	6,056,788
Lannett Co., Inc. (a) (b)	112,095	532,451
Medicines Co. (a) (b)	185,544	5,549,621
Phibro Animal Health Corp. Class A	118,560	5,086,224
Supernus Pharmaceuticals, Inc. (a)	305,072	15,360,375
		46,858,959
PROFESSIONAL SERVICES — 4.0%
ASGN, Inc. (a)	305,870	24,142,319
Exponent, Inc.	304,037	16,296,383
Forrester Research, Inc.	35,476	1,628,348
Insperity, Inc.	222,945	26,296,363
Korn/Ferry International	332,686	16,381,459
WageWorks, Inc. (a)	231,604	9,901,071
		94,645,943
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
HFF, Inc. Class A	228,533	9,708,082
ROAD & RAIL — 0.5%
Heartland Express, Inc.	108,244	2,135,654
Marten Transport, Ltd.	134,903	2,839,708
Saia, Inc. (a)	103,611	7,921,061
		12,896,423
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.1%
Advanced Energy Industries, Inc. (a)	228,518	11,802,955
Axcelis Technologies, Inc. (a)	192,209	3,776,907
Brooks Automation, Inc.	412,735	14,458,107
Cabot Microelectronics Corp.	149,335	15,406,892
CEVA, Inc. (a)	128,702	3,700,182
Cohu, Inc. (b)	171,645	4,308,289
FormFactor, Inc. (a)	437,017	6,008,984
Ichor Holdings, Ltd. (a) (b)	50,883	1,039,031
Kopin Corp. (a) (b)	230,199	557,082
Kulicke & Soffa Industries, Inc.	394,860	9,413,462
MaxLinear, Inc. (a) (b)	367,318	7,302,282

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Nanometrics, Inc. (a)	99,402	$ 3,729,563
PDF Solutions, Inc. (a) (b)	61,386	554,316
Power Integrations, Inc.	108,221	6,839,567
Rambus, Inc. (a)	627,257	6,843,374
Rudolph Technologies, Inc. (a)	183,471	4,485,866
Semtech Corp. (a)	243,785	13,554,446
SolarEdge Technologies, Inc. (a) (b)	142,431	5,362,527
Ultra Clean Holdings, Inc. (a)	157,451	1,976,010
Xperi Corp.	113,532	1,685,950
		122,805,792
SOFTWARE — 3.6%
8x8, Inc. (a)	294,487	6,257,849
Agilysys, Inc. (a)	44,274	721,666
Alarm.com Holdings, Inc. (a)	109,850	6,305,390
Bottomline Technologies DE, Inc. (a)	213,895	15,552,306
Ebix, Inc. (b)	132,360	10,476,294
LivePerson, Inc. (a)	162,356	4,213,138
MicroStrategy, Inc. Class A (a)	27,078	3,807,708
Monotype Imaging Holdings, Inc.	148,852	3,006,810
Progress Software Corp.	263,010	9,281,623
Qualys, Inc. (a)	196,108	17,473,223
SPS Commerce, Inc. (a)	102,129	10,135,282
		87,231,289
SPECIALTY RETAIL — 1.8%
Children's Place, Inc. (b)	66,067	8,443,363
Lithia Motors, Inc. Class A (b)	69,110	5,643,523
Lumber Liquidators Holdings, Inc. (a)	97,198	1,505,597
RH (a) (b)	114,662	15,021,869
Sleep Number Corp. (a)	203,843	7,497,345
Tailored Brands, Inc.	145,534	3,666,001
		41,777,698
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Crocs, Inc. (a)	262,582	5,590,371
Steven Madden, Ltd.	177,276	9,377,900
		14,968,271
THRIFTS & MORTGAGE FINANCE — 1.6%
Axos Financial, Inc. (a) (b)	320,437	11,019,828
Security Description	Shares	Value
Dime Community Bancshares, Inc.	75,909	$ 1,354,976
Meta Financial Group, Inc.	52,528	4,341,439
NMI Holdings, Inc. Class A (a)	384,252	8,703,308
Northfield Bancorp, Inc.	172,415	2,744,847
TrustCo Bank Corp. NY	250,761	2,131,468
Walker & Dunlop, Inc.	168,479	8,909,170
		39,205,036
WATER UTILITIES — 0.7%
American States Water Co.	135,252	8,269,307
California Water Service Group	179,765	7,711,919
		15,981,226
TOTAL COMMON STOCKS (Cost $2,036,172,484)		2,390,706,754
SHORT-TERM INVESTMENTS — 3.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d)	4,147,708	4,147,708
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	85,864,098	85,864,098
TOTAL SHORT-TERM INVESTMENTS (Cost $90,011,806)		90,011,806
TOTAL INVESTMENTS — 103.6% (Cost $2,126,184,290)		2,480,718,560
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(87,280,802)
NET ASSETS — 100.0%		$ 2,393,437,758

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 79,707,479	$—	$—	$ 79,707,479
Air Freight & Logistics	12,295,403	—	—	12,295,403
Airlines	5,508,192	—	—	5,508,192
Auto Components	39,849,583	—	—	39,849,583
Automobiles	5,556,305	—	—	5,556,305
See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Banks	$ 168,466,175	$—	$—	$ 168,466,175
Beverages	10,779,521	—	—	10,779,521
Biotechnology	130,656,932	—	—	130,656,932
Building Products	86,259,666	—	—	86,259,666
Capital Markets	6,262,977	—	—	6,262,977
Chemicals	77,229,638	—	—	77,229,638
Commercial Services & Supplies	52,320,545	—	—	52,320,545
Communications Equipment	28,146,352	—	—	28,146,352
Construction & Engineering	12,272,640	—	—	12,272,640
Construction Materials	4,340,711	—	—	4,340,711
Consumer Finance	48,879,586	—	—	48,879,586
Containers & Packaging	3,060,304	—	—	3,060,304
Diversified Consumer Services	14,578,966	—	—	14,578,966
Diversified Telecommunication Services	31,830,590	—	—	31,830,590
Electric Utilities	7,209,259	—	—	7,209,259
Electrical Equipment	4,316,364	—	—	4,316,364
Electronic Equipment, Instruments & Components	87,366,141	—	—	87,366,141
Energy Equipment & Services	10,749,114	—	—	10,749,114
Equity Real Estate Investment Trusts (REITs)	129,865,681	—	—	129,865,681
Food Products	36,860,866	—	—	36,860,866
Gas Utilities	12,772,807	—	—	12,772,807
Health Care Equipment & Supplies	110,464,808	—	—	110,464,808
Health Care Providers & Services	99,525,102	—	—	99,525,102
Health Care Technology	39,541,541	—	—	39,541,541
Hotels, Restaurants & Leisure	74,664,937	—	—	74,664,937
Household Durables	66,963,531	—	—	66,963,531
Household Products	18,038,770	—	—	18,038,770
Industrial Conglomerates	9,599,311	—	—	9,599,311
Insurance	53,692,425	—	—	53,692,425
Interactive Media & Services	7,972,693	—	—	7,972,693
Internet & Direct Marketing Retail	46,497,410	—	—	46,497,410
IT Services	35,386,615	—	—	35,386,615
Leisure Equipment & Products	12,501,025	—	—	12,501,025
Life Sciences Tools & Services	12,313,598	—	—	12,313,598
Machinery	159,738,338	—	—	159,738,338
Media	2,892,054	—	—	2,892,054
Multi-Utilities	8,343,765	—	—	8,343,765
Oil, Gas & Consumable Fuels	10,725,137	—	—	10,725,137
Paper & Forest Products	6,736,551	—	—	6,736,551
Personal Products	21,888,627	—	—	21,888,627
Pharmaceuticals	46,858,959	—	—	46,858,959
Professional Services	94,645,943	—	—	94,645,943
Real Estate Management & Development	9,708,082	—	—	9,708,082
Road & Rail	12,896,423	—	—	12,896,423
Semiconductors & Semiconductor Equipment	122,805,792	—	—	122,805,792
Software	87,231,289	—	—	87,231,289
Specialty Retail	41,777,698	—	—	41,777,698
Textiles, Apparel & Luxury Goods	14,968,271	—	—	14,968,271
Thrifts & Mortgage Finance	39,205,036	—	—	39,205,036
Water Utilities	15,981,226	—	—	15,981,226
Short-Term Investments	90,011,806	—	—	90,011,806
TOTAL INVESTMENTS	$2,480,718,560	$—	$—	$2,480,718,560
See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,103,414	$ 4,103,414	$ 25,857,663	$ 25,813,369	$—	$—	4,147,708	$ 4,147,708	$ 19,698	$—
State Street Navigator Securities Lending Government Money Market Portfolio	51,397,571	51,397,571	141,208,371	106,741,844	—	—	85,864,098	85,864,098	246,578	—
Total		$55,500,985	$167,066,034	$132,555,213	$—	$—		$90,011,806	$266,276	$—
See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.5%
AAR Corp.	155,032	$ 7,424,482
Cubic Corp.	61,373	4,483,298
Engility Holdings, Inc. (a)	84,481	3,040,471
Moog, Inc. Class A	80,925	6,957,122
National Presto Industries, Inc.	24,018	3,113,934
Triumph Group, Inc. (b)	238,876	5,565,811
		30,585,118
AIR FREIGHT & LOGISTICS — 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	120,412	7,676,265
Echo Global Logistics, Inc. (a)	133,813	4,141,512
Hub Group, Inc. Class A (a)	158,774	7,240,095
		19,057,872
AIRLINES — 1.3%
Allegiant Travel Co. (b)	24,869	3,153,389
Hawaiian Holdings, Inc.	239,390	9,599,539
SkyWest, Inc.	246,205	14,501,475
		27,254,403
AUTO COMPONENTS — 2.1%
American Axle & Manufacturing Holdings, Inc. (a)	526,751	9,186,537
Cooper Tire & Rubber Co. (b)	235,601	6,667,508
Cooper-Standard Holdings, Inc. (a)	78,314	9,396,114
Dorman Products, Inc. (a)	67,155	5,165,563
Gentherm, Inc. (a)	95,721	4,350,519
Motorcar Parts of America, Inc. (a) (b)	48,904	1,146,799
Standard Motor Products, Inc.	97,573	4,802,543
Superior Industries International, Inc.	111,836	1,906,804
		42,622,387
BANKS — 10.0%
Ameris Bancorp	76,768	3,508,298
Banc of California, Inc.	94,009	1,776,770
Banner Corp.	88,821	5,522,001
Berkshire Hills Bancorp, Inc.	134,791	5,485,994
Boston Private Financial Holdings, Inc.	405,411	5,533,860
Brookline Bancorp, Inc.	219,615	3,667,570
Central Pacific Financial Corp.	55,109	1,456,531
City Holding Co.	37,875	2,908,800
Columbia Banking System, Inc.	172,451	6,685,925
Community Bank System, Inc.	241,700	14,760,619
Customers Bancorp, Inc. (a)	73,344	1,725,784
CVB Financial Corp.	226,580	5,057,266
Fidelity Southern Corp.	105,345	2,610,449
First BanCorp (a)	1,023,729	9,315,934
First Commonwealth Financial Corp.	193,232	3,118,764
First Financial Bancorp	249,008	7,395,537
First Financial Bankshares, Inc. (b)	130,743	7,726,911
First Midwest Bancorp, Inc.	487,503	12,962,705
Franklin Financial Network, Inc. (a)	42,168	1,648,769
Security Description	Shares	Value
Glacier Bancorp, Inc.	167,067	$ 7,198,917
Great Western Bancorp, Inc.	278,268	11,740,127
Green Bancorp, Inc.	38,066	841,259
Hanmi Financial Corp.	71,908	1,790,509
Heritage Financial Corp.	53,472	1,879,541
Hope Bancorp, Inc.	582,657	9,421,564
Independent Bank Corp.	63,386	5,235,684
NBT Bancorp, Inc.	205,652	7,892,924
OFG Bancorp	211,051	3,408,474
Old National Bancorp	719,961	13,895,247
Opus Bank	100,394	2,750,796
S&T Bancorp, Inc.	87,999	3,815,637
Seacoast Banking Corp. of Florida (a)	56,491	1,649,537
Simmons First National Corp. Class A	435,994	12,840,023
Southside Bancshares, Inc.	154,857	5,389,024
Tompkins Financial Corp.	33,130	2,689,825
Triumph Bancorp, Inc. (a)	52,184	1,993,429
United Community Banks, Inc.	174,486	4,866,414
Westamerica Bancorporation	72,814	4,380,490
		206,547,908
BIOTECHNOLOGY — 0.9%
Acorda Therapeutics, Inc. (a)	183,828	3,612,220
AMAG Pharmaceuticals, Inc. (a)	166,188	3,323,760
Cytokinetics, Inc. (a)	150,227	1,479,736
Progenics Pharmaceuticals, Inc. (a) (b)	247,056	1,549,041
REGENXBIO, Inc. (a)	71,397	5,390,474
Spectrum Pharmaceuticals, Inc. (a)	152,798	2,567,006
Vanda Pharmaceuticals, Inc. (a)	54,700	1,255,365
		19,177,602
BUILDING PRODUCTS — 1.1%
AAON, Inc.	73,300	2,770,740
Apogee Enterprises, Inc.	59,831	2,472,217
Gibraltar Industries, Inc. (a)	152,800	6,967,680
Griffon Corp.	82,696	1,335,541
Insteel Industries, Inc.	86,748	3,112,518
Quanex Building Products Corp.	67,044	1,220,201
Universal Forest Products, Inc.	142,216	5,024,491
		22,903,388
CAPITAL MARKETS — 1.9%
Blucora, Inc. (a)	226,793	9,128,418
Donnelley Financial Solutions, Inc. (a)	163,038	2,921,641
Greenhill & Co., Inc. (b)	88,848	2,341,145
INTL. FCStone, Inc. (a)	75,110	3,629,315
Investment Technology Group, Inc.	159,078	3,445,629
Piper Jaffray Cos.	35,728	2,727,833
Virtus Investment Partners, Inc.	33,493	3,809,829
Waddell & Reed Financial, Inc. Class A	375,772	7,958,851
WisdomTree Investments, Inc.	262,019	2,221,921
		38,184,582
CHEMICALS — 2.5%
A Schulman, Inc. (c)	135,629	271,258

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
AdvanSix, Inc. (a)	68,392	$ 2,321,908
American Vanguard Corp.	38,889	700,002
Balchem Corp.	63,328	7,098,436
Flotek Industries, Inc. (a) (b)	280,182	672,437
FutureFuel Corp.	121,989	2,261,676
Hawkins, Inc.	45,760	1,896,752
HB Fuller Co.	131,316	6,785,098
Innophos Holdings, Inc.	94,353	4,189,273
Innospec, Inc.	59,860	4,594,255
LSB Industries, Inc. (a)	99,816	976,201
Quaker Chemical Corp.	25,021	5,059,496
Rayonier Advanced Materials, Inc.	240,231	4,427,457
Stepan Co.	95,927	8,346,608
Tredegar Corp.	123,515	2,674,100
		52,274,957
COMMERCIAL SERVICES & SUPPLIES — 2.8%
ABM Industries, Inc.	310,784	10,022,784
Brady Corp. Class A	127,638	5,584,162
Essendant, Inc.	150,959	1,935,294
LSC Communications, Inc.	156,472	1,730,580
Matthews International Corp. Class A	154,191	7,732,679
Mobile Mini, Inc.	92,433	4,053,187
Multi-Color Corp.	36,550	2,275,238
RR Donnelley & Sons Co.	238,609	1,288,489
Team, Inc. (a) (b)	143,067	3,219,008
Tetra Tech, Inc.	117,345	8,014,663
UniFirst Corp.	38,536	6,691,776
US Ecology, Inc.	40,105	2,957,744
Viad Corp.	46,862	2,776,574
		58,282,178
COMMUNICATIONS EQUIPMENT — 1.9%
ADTRAN, Inc.	112,887	1,992,456
Comtech Telecommunications Corp.	113,934	4,132,386
Digi International, Inc. (a)	132,347	1,780,067
Finisar Corp. (a) (b)	553,082	10,536,212
Harmonic, Inc. (a)	407,795	2,242,873
NETGEAR, Inc. (a)	152,134	9,561,622
Oclaro, Inc. (a)	365,964	3,271,718
Viavi Solutions, Inc. (a)	414,063	4,695,474
		38,212,808
CONSTRUCTION & ENGINEERING — 0.4%
Aegion Corp. (a)	156,909	3,982,350
MYR Group, Inc. (a)	79,722	2,602,126
Orion Group Holdings, Inc. (a)	139,221	1,051,119
		7,635,595
CONSUMER FINANCE — 1.0%
Encore Capital Group, Inc. (a)	50,463	1,809,098
Enova International, Inc. (a)	162,919	4,692,067
EZCORP, Inc. Class A (a) (b)	247,733	2,650,743
PRA Group, Inc. (a) (b)	213,445	7,684,020
World Acceptance Corp. (a)	29,385	3,360,469
		20,196,397
Security Description	Shares	Value
CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	57,648	$ 1,340,316
DISTRIBUTORS — 0.4%
Core-Mark Holding Co., Inc.	216,229	7,343,137
DIVERSIFIED CONSUMER SERVICES — 0.6%
American Public Education, Inc. (a)	77,623	2,565,440
Career Education Corp. (a)	116,889	1,745,152
Regis Corp. (a)	154,381	3,154,004
Strategic Education, Inc.	37,127	5,087,513
		12,552,109
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
ATN International, Inc.	52,533	3,881,138
Cincinnati Bell, Inc. (a)	238,847	3,809,610
Consolidated Communications Holdings, Inc. (b)	333,583	4,349,922
Frontier Communications Corp. (b)	492,544	3,196,610
Iridium Communications, Inc. (a)	454,160	10,218,600
		25,455,880
ELECTRIC UTILITIES — 0.3%
El Paso Electric Co.	91,865	5,254,678
ELECTRICAL EQUIPMENT — 0.6%
AZZ, Inc.	122,393	6,180,846
Encore Wire Corp.	100,249	5,022,475
Powell Industries, Inc.	42,856	1,553,959
		12,757,280
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.4%
Anixter International, Inc. (a)	135,754	9,543,506
Badger Meter, Inc.	50,416	2,669,527
Bel Fuse, Inc. Class B	48,565	1,286,973
Benchmark Electronics, Inc.	218,758	5,118,937
CTS Corp.	73,845	2,532,884
Daktronics, Inc.	192,517	1,509,333
ePlus, Inc. (a)	21,270	1,971,729
Fabrinet (a)	171,702	7,942,935
FARO Technologies, Inc. (a)	28,952	1,863,061
Insight Enterprises, Inc. (a)	167,281	9,048,229
Itron, Inc. (a)	95,777	6,148,883
Knowles Corp. (a)	423,978	7,046,514
Methode Electronics, Inc.	88,882	3,217,528
MTS Systems Corp.	85,494	4,680,797
OSI Systems, Inc. (a)	40,153	3,064,076
Park Electrochemical Corp.	58,196	1,134,240
Plexus Corp. (a)	151,997	8,893,345
Sanmina Corp. (a)	320,477	8,845,165
ScanSource, Inc. (a)	123,761	4,938,064
		91,455,726
ENERGY EQUIPMENT & SERVICES — 3.7%
Archrock, Inc.	609,264	7,433,021
Bristow Group, Inc. (a) (b)	154,089	1,869,100
C&J Energy Services, Inc. (a) (b)	245,175	5,099,640
CARBO Ceramics, Inc. (a)	75,003	543,772

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Era Group, Inc. (a)	100,221	$ 1,237,729
Exterran Corp. (a)	146,761	3,893,569
Geospace Technologies Corp. (a)	66,515	911,256
Gulf Island Fabrication, Inc.	67,023	666,879
Helix Energy Solutions Group, Inc. (a)	669,930	6,618,908
Matrix Service Co. (a)	126,095	3,108,242
Newpark Resources, Inc. (a)	429,340	4,443,669
Noble Corp. PLC (a) (b)	1,183,706	8,321,453
Oil States International, Inc. (a)	282,820	9,389,624
Pioneer Energy Services Corp. (a)	384,044	1,132,930
ProPetro Holding Corp. (a) (b)	100,705	1,660,625
SEACOR Holdings, Inc. (a)	81,593	4,031,510
TETRA Technologies, Inc. (a)	609,840	2,750,378
Unit Corp. (a)	259,210	6,755,013
US Silica Holdings, Inc. (b)	364,724	6,867,753
		76,735,071
ENTERTAINMENT — 0.2%
Marcus Corp.	92,607	3,894,124
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.7%
Acadia Realty Trust REIT	384,760	10,784,823
Agree Realty Corp. REIT	75,283	3,999,033
American Assets Trust, Inc. REIT	97,059	3,619,330
Armada Hoffler Properties, Inc. REIT	96,534	1,458,629
CareTrust REIT, Inc.	159,690	2,828,110
CBL & Associates Properties, Inc. REIT (b)	829,018	3,307,782
Cedar Realty Trust, Inc. REIT	379,475	1,768,354
Chatham Lodging Trust REIT	221,838	4,634,196
Chesapeake Lodging Trust REIT	164,947	5,289,850
Community Healthcare Trust, Inc. REIT	44,277	1,371,701
DiamondRock Hospitality Co. REIT	981,438	11,453,382
Franklin Street Properties Corp. REIT	514,657	4,112,109
Getty Realty Corp. REIT	73,040	2,086,022
Global Net Lease, Inc. REIT (b)	161,254	3,362,146
Government Properties Income Trust REIT (b)	477,360	5,389,394
Granite Point Mortgage Trust, Inc. REIT	112,909	2,176,886
Hersha Hospitality Trust REIT	174,879	3,964,507
Independence Realty Trust, Inc. REIT	417,161	4,392,705
iStar, Inc. REIT (b)	186,043	2,078,100
Kite Realty Group Trust REIT	402,422	6,700,326
LTC Properties, Inc. REIT	89,542	3,949,698
Pennsylvania Real Estate Investment Trust	297,935	2,818,465
PS Business Parks, Inc. REIT	40,184	5,106,985
Ramco-Gershenson Properties Trust REIT	141,251	1,921,014
Retail Opportunity Investments Corp. REIT	271,088	5,061,213
Saul Centers, Inc. REIT	24,475	1,370,600
Security Description	Shares	Value
Summit Hotel Properties, Inc. REIT	174,657	$ 2,363,109
Urstadt Biddle Properties, Inc. Class A REIT	86,037	1,831,728
Washington Prime Group, Inc. REIT (b)	874,738	6,385,587
Whitestone REIT	107,514	1,492,294
		117,078,078
FOOD & STAPLES RETAILING — 0.7%
Andersons, Inc.	126,764	4,772,665
SpartanNash Co.	170,300	3,416,218
SUPERVALU, Inc. (a)	184,483	5,944,042
		14,132,925
FOOD PRODUCTS — 1.2%
B&G Foods, Inc. (b)	117,788	3,233,281
Cal-Maine Foods, Inc.	82,083	3,964,609
Darling Ingredients, Inc. (a)	379,710	7,335,997
Dean Foods Co.	432,856	3,073,278
J&J Snack Foods Corp.	26,641	4,019,860
John B Sanfilippo & Son, Inc.	41,884	2,989,680
Seneca Foods Corp. Class A (a)	33,382	1,124,973
		25,741,678
GAS UTILITIES — 1.5%
Northwest Natural Holding Co.	77,944	5,214,453
South Jersey Industries, Inc. (b)	229,329	8,088,434
Spire, Inc.	239,765	17,634,716
		30,937,603
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
AngioDynamics, Inc. (a)	177,686	3,862,894
Anika Therapeutics, Inc. (a)	31,097	1,311,671
CONMED Corp.	62,552	4,955,369
CryoLife, Inc. (a)	87,183	3,068,842
Invacare Corp. (b)	158,024	2,299,249
Meridian Bioscience, Inc.	120,174	1,790,593
Natus Medical, Inc. (a)	77,273	2,754,782
Tactile Systems Technology, Inc. (a)	34,011	2,416,482
Varex Imaging Corp. (a)	83,286	2,386,977
		24,846,859
HEALTH CARE PROVIDERS & SERVICES — 1.6%
Aceto Corp.	149,645	338,198
Community Health Systems, Inc. (a) (b)	557,861	1,930,199
Cross Country Healthcare, Inc. (a)	173,646	1,515,930
Diplomat Pharmacy, Inc. (a) (b)	265,294	5,149,356
Ensign Group, Inc.	104,611	3,966,849
Magellan Health, Inc. (a)	115,689	8,335,392
Owens & Minor, Inc. (b)	297,439	4,913,692
Quorum Health Corp. (a)	139,800	819,228
Select Medical Holdings Corp. (a)	222,577	4,095,417
US Physical Therapy, Inc.	21,313	2,527,722
		33,591,983

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
HEALTH CARE TECHNOLOGY — 0.5%
Computer Programs & Systems, Inc.	30,465	$ 817,985
HealthStream, Inc.	64,469	1,999,184
HMS Holdings Corp. (a)	236,403	7,756,382
		10,573,551
HOTELS, RESTAURANTS & LEISURE — 1.3%
Belmond, Ltd. Class A (a)	421,512	7,692,594
BJ's Restaurants, Inc.	43,036	3,107,199
Chuy's Holdings, Inc. (a)	79,557	2,088,371
Dine Brands Global, Inc. (b)	44,083	3,584,389
El Pollo Loco Holdings, Inc. (a)	106,773	1,340,001
Fiesta Restaurant Group, Inc. (a)	109,013	2,916,098
Red Robin Gourmet Burgers, Inc. (a) (b)	62,715	2,518,007
Sonic Corp.	74,861	3,244,476
		26,491,135
HOUSEHOLD DURABLES — 0.9%
Ethan Allen Interiors, Inc.	120,918	2,509,049
La-Z-Boy, Inc.	110,882	3,503,871
M/I Homes, Inc. (a)	137,252	3,284,440
MDC Holdings, Inc.	103,666	3,066,440
Meritage Homes Corp. (a)	86,244	3,441,136
Universal Electronics, Inc. (a)	64,123	2,523,240
William Lyon Homes Class A (a)	63,648	1,011,367
		19,339,543
HOUSEHOLD PRODUCTS — 0.2%
WD-40 Co. (b)	28,772	4,951,661
INSURANCE — 4.4%
Ambac Financial Group, Inc. (a)	170,837	3,488,492
American Equity Investment Life Holding Co.	426,904	15,095,325
AMERISAFE, Inc.	57,688	3,573,772
eHealth, Inc. (a)	38,159	1,078,373
Employers Holdings, Inc.	83,663	3,789,934
HCI Group, Inc.	35,206	1,540,263
Horace Mann Educators Corp.	193,399	8,683,615
James River Group Holdings, Ltd.	67,843	2,891,469
Maiden Holdings, Ltd.	330,024	940,568
Navigators Group, Inc.	109,035	7,534,318
ProAssurance Corp.	136,168	6,393,088
RLI Corp.	104,785	8,234,005
Safety Insurance Group, Inc.	68,303	6,119,949
Selective Insurance Group, Inc.	101,768	6,462,268
Stewart Information Services Corp.	114,225	5,141,267
United Fire Group, Inc.	101,897	5,173,311
United Insurance Holdings Corp.	98,742	2,209,846
Universal Insurance Holdings, Inc.	51,935	2,521,444
		90,871,307
INTERNET & DIRECT MARKETING RETAIL — 0.2%
Liquidity Services, Inc. (a)	126,652	804,240
Shutterfly, Inc. (a)	62,187	4,097,502
		4,901,742
Security Description	Shares	Value
IT SERVICES — 3.4%
CACI International, Inc. Class A (a)	116,977	$ 21,541,314
Cardtronics PLC Class A (a)	175,423	5,550,384
CSG Systems International, Inc.	85,739	3,441,563
EVERTEC, Inc.	174,244	4,199,280
ManTech International Corp. Class A	126,512	8,008,210
NIC, Inc.	171,374	2,536,335
Perficient, Inc. (a)	167,507	4,464,062
Sykes Enterprises, Inc. (a)	191,557	5,840,573
Travelport Worldwide, Ltd.	595,480	10,045,748
Unisys Corp. (a) (b)	179,127	3,654,191
		69,281,660
LEISURE EQUIPMENT & PRODUCTS — 0.6%
Callaway Golf Co.	136,400	3,313,156
Nautilus, Inc. (a)	81,582	1,138,069
Sturm Ruger & Co., Inc.	48,336	3,337,601
Vista Outdoor, Inc. (a)	275,589	4,930,287
		12,719,113
LIFE SCIENCES TOOLS & SERVICES — 0.3%
Cambrex Corp. (a)	58,669	4,012,959
Luminex Corp.	90,415	2,740,479
		6,753,438
MACHINERY — 5.1%
Actuant Corp. Class A	180,613	5,039,103
Astec Industries, Inc.	108,384	5,463,637
Briggs & Stratton Corp.	205,162	3,945,265
Chart Industries, Inc. (a)	146,311	11,460,541
CIRCOR International, Inc. (b)	95,040	4,514,400
ESCO Technologies, Inc.	46,109	3,137,717
Federal Signal Corp.	138,322	3,704,263
Franklin Electric Co., Inc.	91,594	4,327,817
Greenbrier Cos., Inc. (b)	151,781	9,122,038
Hillenbrand, Inc.	140,775	7,362,533
Lindsay Corp.	27,343	2,740,862
Lydall, Inc. (a)	47,657	2,054,017
Mueller Industries, Inc.	271,287	7,861,897
SPX Corp. (a)	202,662	6,750,671
SPX FLOW, Inc. (a)	200,862	10,444,824
Standex International Corp.	30,200	3,148,350
Tennant Co.	50,895	3,865,475
Titan International, Inc.	237,587	1,762,896
Wabash National Corp.	134,756	2,456,602
Watts Water Technologies, Inc. Class A	77,338	6,419,054
		105,581,962
MARINE — 0.4%
Matson, Inc.	201,111	7,972,040
MEDIA — 0.8%
EW Scripps Co. Class A	121,986	2,012,769
Gannett Co., Inc.	530,541	5,310,715
New Media Investment Group, Inc.	253,837	3,982,703

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Scholastic Corp.	132,575	$ 6,189,927
		17,496,114
METALS & MINING — 1.7%
AK Steel Holding Corp. (a) (b)	1,516,546	7,431,075
Century Aluminum Co. (a)	236,297	2,828,475
Haynes International, Inc.	59,914	2,126,947
Kaiser Aluminum Corp.	78,429	8,553,467
Materion Corp.	97,197	5,880,419
Olympic Steel, Inc.	45,011	939,380
SunCoke Energy, Inc. (a)	311,412	3,618,607
TimkenSteel Corp. (a) (b)	188,260	2,799,426
		34,177,796
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 2.1%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	535,998	10,114,282
ARMOUR Residential REIT, Inc. (b)	201,728	4,528,794
Capstead Mortgage Corp. REIT	437,739	3,462,516
Invesco Mortgage Capital, Inc. REIT	526,200	8,324,484
New York Mortgage Trust, Inc. REIT	658,306	4,002,500
PennyMac Mortgage Investment Trust REIT	292,059	5,911,274
Redwood Trust, Inc. REIT	398,846	6,477,259
		42,821,109
MULTI-UTILITIES — 0.4%
Avista Corp.	176,525	8,925,104
MULTILINE RETAIL — 0.1%
JC Penney Co., Inc. (a) (b)	1,524,631	2,530,887
OIL, GAS & CONSUMABLE FUELS — 3.8%
Bonanza Creek Energy, Inc. (a)	86,634	2,579,961
Carrizo Oil & Gas, Inc. (a)	402,026	10,131,055
Cloud Peak Energy, Inc. (a)	371,209	853,781
CONSOL Energy, Inc. (a)	59,880	2,443,703
Denbury Resources, Inc. (a)	2,174,789	13,483,692
Green Plains, Inc. (b)	186,856	3,213,923
HighPoint Resources Corp. (a)	512,216	2,499,614
Laredo Petroleum, Inc. (a)	500,565	4,089,616
Par Pacific Holdings, Inc. (a)	132,811	2,709,344
PDC Energy, Inc. (a)	312,407	15,295,447
Penn Virginia Corp. (a)	25,235	2,032,427
Renewable Energy Group, Inc. (a) (b)	174,491	5,025,341
REX American Resources Corp. (a)	27,306	2,062,968
Ring Energy, Inc. (a)	175,208	1,736,311
SRC Energy, Inc. (a) (b)	1,161,082	10,322,019
		78,479,202
PAPER & FOREST PRODUCTS — 1.7%
Boise Cascade Co.	186,991	6,881,269
Clearwater Paper Corp. (a)	79,181	2,351,676
KapStone Paper and Packaging Corp.	417,417	14,154,610
Security Description	Shares	Value
Neenah, Inc.	44,696	$ 3,857,265
PH Glatfelter Co.	211,383	4,039,529
Schweitzer-Mauduit International, Inc.	85,860	3,289,296
		34,573,645
PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. (a)	2,124,325	4,673,515
PHARMACEUTICALS — 1.1%
Amphastar Pharmaceuticals, Inc. (a)	87,606	1,685,539
Assertio Therapeutics, Inc. (a)	173,738	1,021,579
Endo International PLC (a)	942,433	15,861,147
Lannett Co., Inc. (a) (b)	55,174	262,077
Medicines Co. (a) (b)	161,472	4,829,628
		23,659,970
PROFESSIONAL SERVICES — 1.6%
Forrester Research, Inc.	19,051	874,441
FTI Consulting, Inc. (a)	181,810	13,306,674
Heidrick & Struggles International, Inc.	91,016	3,080,891
Kelly Services, Inc. Class A	147,932	3,554,806
Navigant Consulting, Inc.	217,566	5,017,072
Resources Connection, Inc.	141,936	2,356,138
TrueBlue, Inc. (a)	195,466	5,091,889
		33,281,911
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
RE/MAX Holdings, Inc. Class A	85,059	3,772,367
ROAD & RAIL — 0.6%
ArcBest Corp.	123,949	6,017,724
Heartland Express, Inc.	134,571	2,655,086
Marten Transport, Ltd.	78,272	1,647,626
Saia, Inc. (a)	38,070	2,910,451
		13,230,887
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
Diodes, Inc. (a)	186,295	6,201,761
DSP Group, Inc. (a)	87,427	1,040,381
Ichor Holdings, Ltd. (a) (b)	76,088	1,553,717
Kopin Corp. (a) (b)	108,911	263,565
Nanometrics, Inc. (a)	34,146	1,281,158
PDF Solutions, Inc. (a) (b)	84,063	759,089
Photronics, Inc. (a)	318,433	3,136,565
Power Integrations, Inc.	52,947	3,346,250
Semtech Corp. (a)	117,825	6,551,070
SolarEdge Technologies, Inc. (a) (b)	85,791	3,230,031
Ultra Clean Holdings, Inc. (a) (b)	57,815	725,578
Veeco Instruments, Inc. (a)	233,878	2,397,250
Xperi Corp.	147,339	2,187,984
		32,674,399
SOFTWARE — 1.3%
8x8, Inc. (a)	205,670	4,370,487
Agilysys, Inc. (a)	38,570	628,691

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Alarm.com Holdings, Inc. (a)	74,913	$ 4,300,006
LivePerson, Inc. (a)	134,387	3,487,343
MicroStrategy, Inc. Class A (a)	23,019	3,236,932
Monotype Imaging Holdings, Inc.	78,405	1,583,781
OneSpan, Inc. (a)	146,194	2,784,996
TiVo Corp.	593,304	7,386,635
		27,778,871
SPECIALTY RETAIL — 6.1%
Abercrombie & Fitch Co. Class A	314,912	6,650,941
Asbury Automotive Group, Inc. (a)	95,752	6,582,950
Ascena Retail Group, Inc. (a)	815,981	3,729,033
Barnes & Noble Education, Inc. (a)	183,969	1,059,661
Barnes & Noble, Inc.	279,861	1,623,194
Big 5 Sporting Goods Corp. (b)	99,302	506,440
Buckle, Inc. (b)	136,856	3,154,531
Caleres, Inc.	203,239	7,288,151
Cato Corp. Class A	110,914	2,331,412
Chico's FAS, Inc.	589,576	5,111,624
Children's Place, Inc. (b)	24,690	3,155,382
DSW, Inc. Class A	322,007	10,909,597
Express, Inc. (a)	362,370	4,007,812
Francesca's Holdings Corp. (a) (b)	158,986	589,838
GameStop Corp. Class A (b)	479,904	7,328,134
Genesco, Inc. (a)	96,244	4,533,092
Group 1 Automotive, Inc.	88,929	5,771,492
Guess?, Inc.	266,546	6,023,940
Haverty Furniture Cos., Inc.	90,401	1,997,862
Hibbett Sports, Inc. (a) (b)	91,056	1,711,853
Kirkland's, Inc. (a)	78,585	792,923
Lithia Motors, Inc. Class A (b)	53,265	4,349,620
Lumber Liquidators Holdings, Inc. (a)	58,986	913,693
MarineMax, Inc. (a)	104,048	2,211,020
Monro, Inc. (b)	155,284	10,807,766
Office Depot, Inc.	2,612,851	8,387,252
Rent-A-Center, Inc. (a)	206,674	2,971,972
Shoe Carnival, Inc.	51,233	1,972,471
Sonic Automotive, Inc. Class A (b)	116,705	2,258,242
Tailored Brands, Inc.	116,538	2,935,592
Tile Shop Holdings, Inc.	170,280	1,217,502
Vitamin Shoppe, Inc. (a) (b)	69,082	690,820
Zumiez, Inc. (a)	88,130	2,322,226
		125,898,038
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.1%
3D Systems Corp. (a) (b)	538,126	10,170,581
Cray, Inc. (a)	195,945	4,212,818
Diebold Nixdorf, Inc. (b)	364,610	1,640,745
Electronics For Imaging, Inc. (a)	208,847	7,117,506
		23,141,650
TEXTILES, APPAREL & LUXURY GOODS — 2.7%
Crocs, Inc. (a)	110,950	2,362,125
Fossil Group, Inc. (a) (b)	210,312	4,896,063
G-III Apparel Group, Ltd. (a)	197,123	9,499,357
Movado Group, Inc.	74,582	3,124,986
Security Description	Shares	Value
Oxford Industries, Inc.	79,694	$ 7,188,399
Perry Ellis International, Inc. (a)	55,825	1,525,697
Steven Madden, Ltd.	109,282	5,781,018
Unifi, Inc. (a)	66,654	1,888,308
Vera Bradley, Inc. (a)	90,891	1,386,997
Wolverine World Wide, Inc.	449,884	17,567,970
		55,220,920
THRIFTS & MORTGAGE FINANCE — 1.3%
Dime Community Bancshares, Inc.	87,908	1,569,158
HomeStreet, Inc. (a)	130,047	3,446,246
Northfield Bancorp, Inc.	89,521	1,425,174
Northwest Bancshares, Inc.	494,966	8,572,811
Oritani Financial Corp.	189,393	2,945,061
Provident Financial Services, Inc.	294,275	7,224,451
TrustCo Bank Corp. NY	250,481	2,129,089
		27,311,990
TOBACCO — 0.4%
Universal Corp.	117,568	7,641,920
TRADING COMPANIES & DISTRIBUTORS — 1.4%
Applied Industrial Technologies, Inc.	183,107	14,328,123
DXP Enterprises, Inc. (a)	75,963	3,043,837
Kaman Corp.	133,894	8,941,441
Veritiv Corp. (a)	54,057	1,967,675
		28,281,076
WATER UTILITIES — 0.4%
American States Water Co.	65,731	4,018,793
California Water Service Group	83,486	3,581,550
		7,600,343
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	81,680	1,257,872
TOTAL COMMON STOCKS (Cost $1,916,478,956)		2,059,919,380
SHORT-TERM INVESTMENTS — 3.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (d) (e)	5,131,920	5,131,920
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	69,338,377	69,338,377
TOTAL SHORT-TERM INVESTMENTS (Cost $74,470,297)		74,470,297
TOTAL INVESTMENTS — 103.3% (Cost $1,990,949,253)		2,134,389,677
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(68,580,449)
NET ASSETS — 100.0%		$ 2,065,809,228

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2018, total aggregate fair value of securities is $271,258 representing 0.0% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2018.
(f)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 30,585,118	$ —	$—	$ 30,585,118
Air Freight & Logistics	19,057,872	—	—	19,057,872
Airlines	27,254,403	—	—	27,254,403
Auto Components	42,622,387	—	—	42,622,387
Banks	206,547,908	—	—	206,547,908
Biotechnology	19,177,602	—	—	19,177,602
Building Products	22,903,388	—	—	22,903,388
Capital Markets	38,184,582	—	—	38,184,582
Chemicals	52,003,699	271,258	—	52,274,957
Commercial Services & Supplies	58,282,178	—	—	58,282,178
Communications Equipment	38,212,808	—	—	38,212,808
Construction & Engineering	7,635,595	—	—	7,635,595
Consumer Finance	20,196,397	—	—	20,196,397
Containers & Packaging	1,340,316	—	—	1,340,316
Distributors	7,343,137	—	—	7,343,137
Diversified Consumer Services	12,552,109	—	—	12,552,109
Diversified Telecommunication Services	25,455,880	—	—	25,455,880
Electric Utilities	5,254,678	—	—	5,254,678
Electrical Equipment	12,757,280	—	—	12,757,280
Electronic Equipment, Instruments & Components	91,455,726	—	—	91,455,726
Energy Equipment & Services	76,735,071	—	—	76,735,071
Entertainment	3,894,124	—	—	3,894,124
Equity Real Estate Investment Trusts (REITs)	117,078,078	—	—	117,078,078
Food & Staples Retailing	14,132,925	—	—	14,132,925
Food Products	25,741,678	—	—	25,741,678
Gas Utilities	30,937,603	—	—	30,937,603
Health Care Equipment & Supplies	24,846,859	—	—	24,846,859
Health Care Providers & Services	33,591,983	—	—	33,591,983
Health Care Technology	10,573,551	—	—	10,573,551
Hotels, Restaurants & Leisure	26,491,135	—	—	26,491,135
Household Durables	19,339,543	—	—	19,339,543
Household Products	4,951,661	—	—	4,951,661
Insurance	90,871,307	—	—	90,871,307
Internet & Direct Marketing Retail	4,901,742	—	—	4,901,742
IT Services	69,281,660	—	—	69,281,660
See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Leisure Equipment & Products	$ 12,719,113	$ —	$—	$ 12,719,113
Life Sciences Tools & Services	6,753,438	—	—	6,753,438
Machinery	105,581,962	—	—	105,581,962
Marine	7,972,040	—	—	7,972,040
Media	17,496,114	—	—	17,496,114
Metals & Mining	34,177,796	—	—	34,177,796
Mortgage Real Estate Investment Trust (REITs)	42,821,109	—	—	42,821,109
Multi-Utilities	8,925,104	—	—	8,925,104
Multiline Retail	2,530,887	—	—	2,530,887
Oil, Gas & Consumable Fuels	78,479,202	—	—	78,479,202
Paper & Forest Products	34,573,645	—	—	34,573,645
Personal Products	4,673,515	—	—	4,673,515
Pharmaceuticals	23,659,970	—	—	23,659,970
Professional Services	33,281,911	—	—	33,281,911
Real Estate Management & Development	3,772,367	—	—	3,772,367
Road & Rail	13,230,887	—	—	13,230,887
Semiconductors & Semiconductor Equipment	32,674,399	—	—	32,674,399
Software	27,778,871	—	—	27,778,871
Specialty Retail	125,898,038	—	—	125,898,038
Technology Hardware, Storage & Peripherals	23,141,650	—	—	23,141,650
Textiles, Apparel & Luxury Goods	55,220,920	—	—	55,220,920
Thrifts & Mortgage Finance	27,311,990	—	—	27,311,990
Tobacco	7,641,920	—	—	7,641,920
Trading Companies & Distributors	28,281,076	—	—	28,281,076
Water Utilities	7,600,343	—	—	7,600,343
Wireless Telecommunication Services	1,257,872	—	—	1,257,872
Short-Term Investments	74,470,297	—	—	74,470,297
TOTAL INVESTMENTS	$2,134,118,419	$271,258	$—	$2,134,389,677
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,679,889	$ 4,679,889	$ 38,378,941	$ 37,926,910	$—	$—	5,131,920	$ 5,131,920	$ 21,541	$—
State Street Navigator Securities Lending Government Money Market Portfolio	35,087,533	35,087,533	118,672,511	84,421,667	—	—	69,338,377	69,338,377	212,680	—
Total		$39,767,422	$157,051,452	$122,348,577	$—	$—		$74,470,297	$234,221	$—
See accompanying notes to schedule of investments.

SPDR S&P AEROSPACE & DEFENSE ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 99.9%
AAR Corp.	565,025	$ 27,059,047
Aerojet Rocketdyne Holdings, Inc. (a)	1,527,916	51,933,865
Aerovironment, Inc. (a)	487,629	54,697,345
Arconic, Inc.	2,672,017	58,811,094
Astronics Corp. (a)	220,485	9,591,097
Axon Enterprise, Inc. (a)	825,865	56,513,942
Boeing Co.	168,478	62,656,968
BWX Technologies, Inc.	968,914	60,595,882
Cubic Corp.	393,881	28,773,007
Curtiss-Wright Corp.	436,717	60,013,650
Engility Holdings, Inc. (a)	301,237	10,841,520
Esterline Technologies Corp. (a)	376,960	34,284,512
General Dynamics Corp.	302,335	61,894,021
Harris Corp.	368,024	62,273,341
HEICO Corp.	647,624	59,976,459
Hexcel Corp.	901,518	60,446,782
Huntington Ingalls Industries, Inc.	239,758	61,397,229
KeyW Holding Corp. (a) (b)	1,179,285	10,212,608
KLX, Inc. (a)	217,274	13,640,462
Kratos Defense & Security Solutions, Inc. (a) (b)	2,559,437	37,828,479
L3 Technologies, Inc.	279,835	59,498,518
Lockheed Martin Corp.	180,468	62,434,709
Mercury Systems, Inc. (a)	1,010,353	55,892,728
Moog, Inc. Class A	286,551	24,634,789
National Presto Industries, Inc. (b)	119,573	15,502,639
Northrop Grumman Corp.	197,265	62,605,993
Raytheon Co.	298,454	61,678,504
Rockwell Collins, Inc.	428,469	60,187,040
Spirit AeroSystems Holdings, Inc. Class A	692,822	63,510,993
Teledyne Technologies, Inc. (a)	244,887	60,408,725
Textron, Inc.	859,133	61,402,236
Security Description	Shares	Value
TransDigm Group, Inc. (a)	163,861	$ 61,005,450
Triumph Group, Inc. (b)	1,832,743	42,702,912
United Technologies Corp.	439,920	61,505,215
Wesco Aircraft Holdings, Inc. (a)	1,214,980	13,668,525
TOTAL COMMON STOCKS (Cost $1,369,722,488)		1,650,080,286
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d)	1,714,789	1,714,789
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	9,721,249	9,721,249
TOTAL SHORT-TERM INVESTMENTS (Cost $11,436,038)		11,436,038
TOTAL INVESTMENTS — 100.6% (Cost $1,381,158,526)		1,661,516,324
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(10,080,861)
NET ASSETS — 100.0%		$ 1,651,435,463

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$1,650,080,286	$—	$—	$1,650,080,286
Short-Term Investments	11,436,038	—	—	11,436,038
TOTAL INVESTMENTS	$1,661,516,324	$—	$—	$1,661,516,324
See accompanying notes to schedule of investments.

SPDR S&P AEROSPACE & DEFENSE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,339,636	$2,339,636	$21,584,610	$22,209,457	$—	$—	1,714,789	$ 1,714,789	$ 6,615	$—
State Street Navigator Securities Lending Government Money Market Portfolio	1,064,266	1,064,266	19,784,868	11,127,885	—	—	9,721,249	9,721,249	6,121	—
Total		$3,403,902	$41,369,478	$33,337,342	$—	$—		$11,436,038	$12,736	$—
See accompanying notes to schedule of investments.

SPDR S&P BANK ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 3.1%
Bank of New York Mellon Corp.	1,038,038	$ 52,929,558
Northern Trust Corp.	514,786	52,575,094
		105,504,652
DIVERSIFIED BANKS — 7.7%
Bank of America Corp.	1,765,441	52,009,892
Citigroup, Inc.	760,059	54,526,633
JPMorgan Chase & Co.	472,384	53,303,810
US Bancorp	990,309	52,298,218
Wells Fargo & Co.	979,676	51,491,771
		263,630,324
OTHER DIVERSIFIED FINANCIAL SERVICES — 3.1%
AXA Equitable Holdings, Inc.	2,409,637	51,686,714
Voya Financial, Inc.	1,085,587	53,921,106
		105,607,820
REGIONAL BANKS — 77.3%
Ameris Bancorp	515,861	23,574,848
Associated Banc-Corp.	1,907,701	49,600,226
BancorpSouth Bank	974,481	31,865,529
Bank of Hawaii Corp.	310,546	24,505,185
Bank OZK	1,375,441	52,211,740
BankUnited, Inc.	1,424,024	50,410,450
Banner Corp.	274,110	17,041,419
BB&T Corp.	1,067,774	51,829,750
BOK Financial Corp.	307,544	29,917,880
Cathay General Bancorp	562,193	23,297,278
CenterState Bank Corp.	920,910	25,831,525
Chemical Financial Corp.	433,754	23,162,464
CIT Group, Inc.	1,004,379	51,836,000
Citizens Financial Group, Inc.	1,335,687	51,517,448
Columbia Banking System, Inc.	395,124	15,318,957
Comerica, Inc.	575,341	51,895,758
Commerce Bancshares, Inc.	595,772	39,332,867
Community Bank System, Inc.	284,293	17,361,774
Cullen/Frost Bankers, Inc.	497,732	51,983,130
CVB Financial Corp.	783,884	17,496,291
East West Bancorp, Inc.	855,512	51,647,259
FCB Financial Holdings, Inc. Class A (a)	732,712	34,730,549
Fifth Third Bancorp	1,847,490	51,581,921
First Hawaiian, Inc.	1,584,430	43,033,119
First Horizon National Corp.	2,995,300	51,698,878
First Merchants Corp.	234,120	10,533,059
First Midwest Bancorp, Inc.	725,470	19,290,247
First Republic Bank	534,635	51,324,960
FNB Corp.	3,603,994	45,842,804
Fulton Financial Corp.	1,305,767	21,741,021
Glacier Bancorp, Inc. (b)	593,854	25,589,169
Great Western Bancorp, Inc.	350,495	14,787,384
Hancock Whitney Corp.	625,520	29,743,476
Home BancShares, Inc.	941,563	20,620,230
Security Description	Shares	Value
Hope Bancorp, Inc.	1,147,959	$ 18,562,497
Huntington Bancshares, Inc.	3,423,763	51,082,544
IBERIABANK Corp.	522,653	42,517,822
Investors Bancorp, Inc.	3,744,853	45,949,346
KeyCorp	2,688,882	53,481,863
M&T Bank Corp.	313,184	51,531,295
MB Financial, Inc.	1,117,463	51,526,219
Old National Bancorp	1,236,983	23,873,772
PacWest Bancorp	1,066,112	50,800,237
People's United Financial, Inc.	3,005,357	51,451,712
Pinnacle Financial Partners, Inc.	707,743	42,570,741
PNC Financial Services Group, Inc.	381,904	52,011,506
Popular, Inc.	885,284	45,370,805
Prosperity Bancshares, Inc.	623,778	43,259,004
Regions Financial Corp.	2,826,344	51,863,412
Signature Bank	448,100	51,459,804
Simmons First National Corp. Class A	522,102	15,375,904
South State Corp.	200,559	16,445,838
Sterling Bancorp	2,415,070	53,131,540
SunTrust Banks, Inc.	781,640	52,205,736
SVB Financial Group (a)	167,904	52,189,600
Synovus Financial Corp.	1,115,403	51,074,303
TCF Financial Corp.	2,025,084	48,217,250
Texas Capital Bancshares, Inc. (a)	616,291	50,936,451
Trustmark Corp.	500,839	16,853,232
UMB Financial Corp.	330,125	23,405,863
Umpqua Holdings Corp.	2,443,689	50,828,731
Union Bankshares Corp.	582,048	22,426,309
United Bankshares, Inc. (b)	747,804	27,182,675
United Community Banks, Inc.	651,535	18,171,311
Valley National Bancorp	3,737,130	42,042,712
Webster Financial Corp.	820,452	48,373,850
Western Alliance Bancorp (a)	921,577	52,428,516
Wintrust Financial Corp.	605,388	51,421,657
Zions Bancorp	1,026,879	51,497,982
		2,643,676,634
THRIFTS & MORTGAGE FINANCE — 8.6%
Axos Financial, Inc. (a) (b)	976,991	33,598,720
Essent Group, Ltd. (a)	986,380	43,647,315
LendingTree, Inc. (a) (b)	227,249	52,289,995
MGIC Investment Corp. (a)	4,102,219	54,600,535
New York Community Bancorp, Inc. (b)	4,927,931	51,102,644
Radian Group, Inc.	1,995,540	41,247,812
Washington Federal, Inc.	582,909	18,653,088
		295,140,109
TOTAL COMMON STOCKS (Cost $3,399,377,503)		3,413,559,539

See accompanying notes to schedule of investments.

SPDR S&P BANK ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d)	2,557,708	$ 2,557,708
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	47,092,656	47,092,656
TOTAL SHORT-TERM INVESTMENTS (Cost $49,650,364)		49,650,364
TOTAL INVESTMENTS — 101.2% (Cost $3,449,027,867)		3,463,209,903
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(42,299,496)
NET ASSETS — 100.0%		$ 3,420,910,407

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Asset Management & Custody Banks	$ 105,504,652	$—	$—	$ 105,504,652
Diversified Banks	263,630,324	—	—	263,630,324
Other Diversified Financial Services	105,607,820	—	—	105,607,820
Regional Banks	2,643,676,634	—	—	2,643,676,634
Thrifts & Mortgage Finance	295,140,109	—	—	295,140,109
Short-Term Investments	49,650,364	—	—	49,650,364
TOTAL INVESTMENTS	$3,463,209,903	$—	$—	$3,463,209,903
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,680,092	$ 2,680,092	$18,063,404	$18,185,788	$—	$—	2,557,708	$ 2,557,708	$38,401	$—
State Street Navigator Securities Lending Government Money Market Portfolio	42,289,748	42,289,748	67,665,663	62,862,755	—	—	47,092,656	47,092,656	35,939	—
Total		$44,969,840	$85,729,067	$81,048,543	$—	$—		$49,650,364	$74,340	$—
See accompanying notes to schedule of investments.

SPDR S&P BIOTECH ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 99.9%
AbbVie, Inc.	703,220	$ 66,510,548
Abeona Therapeutics, Inc. (a) (b) (c)	1,610,049	20,608,627
ACADIA Pharmaceuticals, Inc. (b) (c)	4,842,366	100,527,518
Acceleron Pharma, Inc. (b) (c)	775,293	44,370,018
Achaogen, Inc. (a) (b) (c)	18,151	72,422
Achillion Pharmaceuticals, Inc. (b)	2,204,444	8,112,354
Acorda Therapeutics, Inc. (b)	1,531,420	30,092,403
Adamas Pharmaceuticals, Inc. (a) (b) (c)	1,438,329	28,795,347
Agios Pharmaceuticals, Inc. (b) (c)	915,200	70,580,224
Aimmune Therapeutics, Inc. (b) (c)	969,233	26,440,676
Akebia Therapeutics, Inc. (b)	1,335,867	11,795,706
Alder Biopharmaceuticals, Inc. (b) (c)	1,950,159	32,470,147
Alexion Pharmaceuticals, Inc. (b)	569,461	79,160,774
Alkermes PLC (b) (c)	1,626,098	69,011,599
Alnylam Pharmaceuticals, Inc. (b)	692,708	60,625,804
AMAG Pharmaceuticals, Inc. (b)	1,445,592	28,911,840
Amgen, Inc.	334,660	69,371,671
Amicus Therapeutics, Inc. (b) (c)	5,723,281	69,194,467
AnaptysBio, Inc. (b) (c)	741,927	74,022,057
Apellis Pharmaceuticals, Inc. (b)	716,743	12,743,691
Arena Pharmaceuticals, Inc. (b) (c)	1,410,211	64,897,910
ArQule, Inc. (b)	3,474,347	19,664,804
Array BioPharma, Inc. (b) (c)	4,852,184	73,753,197
Arrowhead Pharmaceuticals, Inc. (b) (c)	3,219,247	61,712,965
Atara Biotherapeutics, Inc. (b) (c)	1,324,854	54,782,713
Athenex, Inc. (b) (c)	806,301	12,529,918
Audentes Therapeutics, Inc. (b)	687,172	27,205,139
BioCryst Pharmaceuticals, Inc. (b) (c)	1,506,425	11,494,023
Biogen, Inc. (b)	198,841	70,252,514
Biohaven Pharmaceutical Holding Co., Ltd. (b) (c)	817,094	30,681,880
BioMarin Pharmaceutical, Inc. (b)	677,491	65,696,302
Bluebird Bio, Inc. (b) (c)	460,093	67,173,578
Blueprint Medicines Corp. (b)	824,004	64,321,752
Cara Therapeutics, Inc. (b) (c)	1,579,329	37,824,930
CareDx, Inc. (b)	672,981	19,415,502
Celgene Corp. (b)	772,611	69,140,958
Clovis Oncology, Inc. (b) (c)	2,114,717	62,109,238
Coherus Biosciences, Inc. (b) (c)	1,270,391	20,961,452
Cytokinetics, Inc. (b)	599,245	5,902,563
CytomX Therapeutics, Inc. (b)	1,219,863	22,567,466
Security Description	Shares	Value
Deciphera Pharmaceuticals, Inc. (b)	423,153	$ 16,384,484
Dynavax Technologies Corp. (a) (b) (c)	2,914,196	36,136,030
Eagle Pharmaceuticals, Inc. (b) (c)	655,292	45,431,394
Editas Medicine, Inc. (b) (c)	2,045,409	65,084,914
Emergent BioSolutions, Inc. (b)	596,029	39,236,589
Enanta Pharmaceuticals, Inc. (b)	740,399	63,274,499
Epizyme, Inc. (b) (c)	1,223,040	12,964,224
Esperion Therapeutics, Inc. (a) (b) (c)	1,401,397	62,179,985
Exact Sciences Corp. (b) (c)	879,998	69,449,442
Exelixis, Inc. (b)	3,962,884	70,222,304
Fate Therapeutics, Inc. (b) (c)	1,063,437	17,323,389
FibroGen, Inc. (b)	1,113,631	67,653,083
Five Prime Therapeutics, Inc. (b)	859,732	11,967,469
Flexion Therapeutics, Inc. (b) (c)	1,324,390	24,779,337
G1 Therapeutics, Inc. (b)	421,089	22,018,744
Genomic Health, Inc. (b)	667,031	46,838,917
Geron Corp. (a) (b) (c)	5,756,934	10,132,204
Gilead Sciences, Inc.	917,326	70,826,740
Global Blood Therapeutics, Inc. (b) (c)	1,599,695	60,788,410
GlycoMimetics, Inc. (b) (c)	1,157,334	16,665,610
Halozyme Therapeutics, Inc. (b)	1,865,810	33,901,768
Heron Therapeutics, Inc. (b) (c)	1,936,834	61,300,796
ImmunoGen, Inc. (b)	6,206,344	58,774,078
Immunomedics, Inc. (b) (c)	3,020,661	62,920,369
Incyte Corp. (b)	988,278	68,270,244
Inovio Pharmaceuticals, Inc. (b) (c)	1,490,729	8,288,453
Insmed, Inc. (b) (c)	2,105,177	42,566,679
Intellia Therapeutics, Inc. (b) (c)	1,462,306	41,851,198
Intercept Pharmaceuticals, Inc. (b) (c)	558,347	70,552,727
Intrexon Corp. (b) (c)	2,595,719	44,698,281
Invitae Corp. (b)	1,081,435	18,092,408
Ionis Pharmaceuticals, Inc. (b) (c)	1,463,474	75,485,989
Iovance Biotherapeutics, Inc. (b) (c)	2,386,801	26,851,511
Ironwood Pharmaceuticals, Inc. (b) (c)	2,648,914	48,898,952
Karyopharm Therapeutics, Inc. (b)	974,424	16,594,441
Keryx Biopharmaceuticals, Inc. (b) (c)	3,302,192	11,227,453
Kura Oncology, Inc. (b) (c)	693,335	12,133,363
La Jolla Pharmaceutical Co. (b) (c)	1,231,518	24,790,457
Lexicon Pharmaceuticals, Inc. (b) (c)	1,480,592	15,797,917
Ligand Pharmaceuticals, Inc. (b) (c)	264,018	72,470,301
Loxo Oncology, Inc. (b) (c)	410,187	70,072,245
MacroGenics, Inc. (b)	492,862	10,566,961
Madrigal Pharmaceuticals, Inc. (b) (c)	297,127	63,623,805

See accompanying notes to schedule of investments.

SPDR S&P BIOTECH ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
MiMedx Group, Inc. (a) (b) (c)	6,432,634	$ 39,753,678
Mirati Therapeutics, Inc. (b)	1,024,408	48,249,617
Momenta Pharmaceuticals, Inc. (b)	906,623	23,844,185
Myriad Genetics, Inc. (b) (c)	1,413,665	65,028,590
Natera, Inc. (b)	1,208,340	28,927,660
Neurocrine Biosciences, Inc. (b) (c)	566,514	69,652,896
Novavax, Inc. (b) (c)	9,795,461	18,415,467
OPKO Health, Inc. (b) (c)	15,713,068	54,367,215
PDL BioPharma, Inc. (b)	3,410,998	8,970,925
Portola Pharmaceuticals, Inc. (b) (c)	2,286,963	60,901,825
Progenics Pharmaceuticals, Inc. (b) (c)	4,469,138	28,021,495
Prothena Corp. PLC (a) (b) (c)	1,169,572	15,298,002
PTC Therapeutics, Inc. (b)	1,404,972	66,033,684
Puma Biotechnology, Inc. (b) (c)	1,431,743	65,645,417
Radius Health, Inc. (b) (c)	2,869,909	51,084,380
Regeneron Pharmaceuticals, Inc. (b)	171,546	69,311,446
REGENXBIO, Inc. (b)	827,147	62,449,598
Repligen Corp. (b)	576,926	31,996,316
Retrophin, Inc. (b)	653,354	18,770,860
Rhythm Pharmaceuticals, Inc. (b)	440,448	12,847,868
Rigel Pharmaceuticals, Inc. (b) (c)	4,157,845	13,346,682
Sage Therapeutics, Inc. (b) (c)	453,657	64,079,051
Sangamo Therapeutics, Inc. (b) (c)	4,529,367	76,772,771
Sarepta Therapeutics, Inc. (b) (c)	440,358	71,122,221
Seattle Genetics, Inc. (b) (c)	858,797	66,230,425
Sorrento Therapeutics, Inc. (b) (c)	5,328,411	23,445,008
Spark Therapeutics, Inc. (b) (c)	1,139,929	62,183,127
Spectrum Pharmaceuticals, Inc. (b)	3,302,053	55,474,490
Stemline Therapeutics, Inc. (b) (c)	398,414	6,613,672
Synergy Pharmaceuticals, Inc. (b) (c)	6,694,508	11,380,664
TESARO, Inc. (b) (c)	1,924,874	75,089,335
TG Therapeutics, Inc. (b) (c)	2,924,641	16,377,990
Ultragenyx Pharmaceutical, Inc. (b) (c)	775,128	59,173,272
United Therapeutics Corp. (b)	541,641	69,265,051
Vanda Pharmaceuticals, Inc. (b)	1,054,816	24,208,027
Security Description	Shares	Value
Verastem, Inc. (b) (c)	4,628,750	$ 33,558,437
Vericel Corp. (b)	2,177,882	30,817,030
Vertex Pharmaceuticals, Inc. (b)	374,941	72,266,128
Viking Therapeutics, Inc. (b)	5,198,619	90,559,943
Voyager Therapeutics, Inc. (b) (c)	921,372	17,432,358
Xencor, Inc. (b)	435,597	16,975,215
ZIOPHARM Oncology, Inc. (b) (c)	3,037,987	9,721,558
TOTAL COMMON STOCKS (Cost $5,951,757,187)		5,360,258,440
SHORT-TERM INVESTMENTS — 10.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (a) (d) (e)	966,234	966,234
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	539,896,330	539,896,330
TOTAL SHORT-TERM INVESTMENTS (Cost $540,862,564)		540,862,564
TOTAL INVESTMENTS — 110.0% (Cost $6,492,619,751)		5,901,121,004
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.0)%		(538,636,750)
NET ASSETS — 100.0%		$ 5,362,484,254

(a)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at September 30, 2018.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2018.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P BIOTECH ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Biotechnology	$5,360,258,440	$—	$—	$5,360,258,440
Short-Term Investments	540,862,564	—	—	540,862,564
TOTAL INVESTMENTS	$5,901,121,004	$—	$—	$5,901,121,004
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
Abeona Therapeutics, Inc.	2,520,361	$ 40,325,776	$ 19,044,325	$ 30,138,034	$ (6,377,237)	$ (2,246,203)	1,610,049	$ 20,608,627	$ —	$—
Achaogen, Inc.	2,803,183	24,275,565	8,669,057	19,998,741	(35,512,744)	22,639,285	18,151	72,422	—	—
Adamas Pharmaceuticals, Inc..	1,816,121	46,910,405	22,403,373	29,683,389	(8,182,520)	(2,652,522)	1,438,329	28,795,347	—	—
Dynavax Technologies Corp.	4,265,484	65,048,631	30,716,582	46,593,724	(16,058,599)	3,023,140	2,914,196	36,136,030	—	—
Esperion Therapeutics, Inc.	1,744,744	68,376,517	42,736,983	57,269,415	(1,380,063)	9,715,963	1,401,397	62,179,985	—	—
GeronCorp.	12,458,850	42,733,855	28,673,031	66,767,506	12,683,354	(7,190,530)	5,756,934	10,132,204	—	—
MiMedx Group, Inc.	5,956,023	38,058,987	14,419,236	12,548,021	(1,258,229)	1,081,705	6,432,634	39,753,678	—	—
Prothena Corp. PLC.	2,699,311	39,355,954	20,810,233	40,800,221	(35,583,199)	31,515,235	1,169,572	15,298,002	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,417,812	1,417,812	19,330,258	19,781,836	—	—	966,234	966,234	23,546	—
State Street Navigator Securities Lending Government Money Market Portfolio	626,558,013	626,558,013	574,776,569	661,438,252	—	—	539,896,330	539,896,330	6,532,885	—
Total		$993,061,515	$781,579,647	$985,019,139	$(91,669,237)	$55,886,073		$753,838,859	$6,556,431	$—
See accompanying notes to schedule of investments.

SPDR S&P CAPITAL MARKETS ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 41.5%
Affiliated Managers Group, Inc.	17,191	$ 2,350,354
Ameriprise Financial, Inc.	16,716	2,468,285
Artisan Partners Asset Management, Inc. Class A	60,533	1,961,269
Bank of New York Mellon Corp.	47,658	2,430,081
BlackRock, Inc.	5,171	2,437,247
Blucora, Inc. (a)	68,200	2,745,050
Cohen & Steers, Inc.	29,017	1,178,380
Diamond Hill Investment Group, Inc.	1,946	321,849
Eaton Vance Corp.	46,300	2,433,528
Federated Investors, Inc. Class B	104,189	2,513,039
Franklin Resources, Inc.	77,157	2,346,344
Hamilton Lane, Inc. Class A	36,383	1,611,039
Invesco, Ltd.	103,631	2,371,077
Janus Henderson Group PLC	89,121	2,402,702
Legg Mason, Inc.	80,078	2,500,836
Northern Trust Corp.	23,663	2,416,702
SEI Investments Co.	38,570	2,356,627
State Street Corp. (b)	28,123	2,356,145
T Rowe Price Group, Inc.	22,368	2,442,138
Virtus Investment Partners, Inc.	11,774	1,339,293
Waddell & Reed Financial, Inc. Class A (c)	118,843	2,517,095
WisdomTree Investments, Inc.	277,872	2,356,355
		47,855,435
FINANCIAL EXCHANGES & DATA — 20.9%
Cboe Global Markets, Inc.	23,602	2,264,848
CME Group, Inc.	14,210	2,418,684
Donnelley Financial Solutions, Inc. (a)	47,894	858,261
FactSet Research Systems, Inc.	10,471	2,342,467
Intercontinental Exchange, Inc.	31,609	2,367,198
MarketAxess Holdings, Inc.	13,420	2,395,336
Moody's Corp.	13,572	2,269,238
Morningstar, Inc.	17,774	2,237,747
MSCI, Inc.	13,467	2,389,180
Nasdaq, Inc.	27,160	2,330,328
S&P Global, Inc.	11,543	2,255,387
		24,128,674
INVESTMENT BANKING & BROKERAGE — 37.4%
BGC Partners, Inc. Class A	206,337	2,438,903
Charles Schwab Corp.	48,120	2,365,098
Cowen, Inc. (a) (c)	56,414	919,548
Security Description	Shares	Value
E*TRADE Financial Corp. (a)	45,815	$ 2,400,248
Evercore, Inc. Class A	23,541	2,367,048
Goldman Sachs Group, Inc.	10,704	2,400,265
Greenhill & Co., Inc. (c)	91,008	2,398,061
Houlihan Lokey, Inc.	52,004	2,336,540
Interactive Brokers Group, Inc. Class A	41,991	2,322,522
INTL. FCStone, Inc. (a)	10,812	522,436
Investment Technology Group, Inc.	33,004	714,867
Lazard, Ltd. Class A	51,220	2,465,219
LPL Financial Holdings, Inc.	37,973	2,449,638
Moelis & Co. Class A	43,978	2,409,995
Morgan Stanley	51,069	2,378,283
Piper Jaffray Cos.	15,424	1,177,622
PJT Partners, Inc. Class A	32,542	1,703,574
Raymond James Financial, Inc.	26,584	2,447,057
Stifel Financial Corp.	44,266	2,269,075
TD Ameritrade Holding Corp.	44,211	2,335,667
Virtu Financial, Inc. Class A (c)	112,663	2,303,958
		43,125,624
TOTAL COMMON STOCKS (Cost $109,606,038)		115,109,733
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (d) (e) (Cost $179,342),	179,342	179,342
TOTAL INVESTMENTS — 100.0% (Cost $109,785,380)		115,289,075
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%(f)		26,586
NET ASSETS — 100.0%		$ 115,315,661

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at September 30, 2018.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2018.
(f)	Amount is less than 0.05% of net assets.

See accompanying notes to schedule of investments.

SPDR S&P CAPITAL MARKETS ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Asset Management & Custody Banks	$ 47,855,435	$—	$—	$ 47,855,435
Financial Exchanges & Data	24,128,674	—	—	24,128,674
Investment Banking & Brokerage	43,125,624	—	—	43,125,624
Short-Term Investment	179,342	—	—	179,342
TOTAL INVESTMENTS	$115,289,075	$—	$—	$115,289,075
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Corp.	29,990	$2,791,769	$ 176,953	$ 345,534	$75,772	$(342,815)	28,123	$2,356,145	$13,218	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	185,568	185,568	3,740,327	3,746,553	—	—	179,342	179,342	2,224	—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	94,775	94,775	—	—	—	—	1	—
Total		$2,977,337	$4,012,055	$4,186,862	$75,772	$(342,815)		$2,535,487	$15,443	$—
See accompanying notes to schedule of investments.

SPDR S&P DIVIDEND ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.6%
General Dynamics Corp.	602,007	$ 123,242,873
United Technologies Corp.	990,121	138,428,817
		261,671,690
AIR FREIGHT & LOGISTICS — 1.3%
C.H. Robinson Worldwide, Inc.	1,450,662	142,048,823
Expeditors International of Washington, Inc.	988,888	72,712,935
		214,761,758
BANKS — 4.7%
Bank OZK	2,497,782	94,815,805
Commerce Bancshares, Inc.	1,249,078	82,464,130
Community Bank System, Inc.	1,494,471	91,267,344
Cullen/Frost Bankers, Inc.	1,288,626	134,584,099
People's United Financial, Inc.	12,427,664	212,761,608
United Bankshares, Inc. (a)	4,104,461	149,197,157
		765,090,143
BEVERAGES — 3.0%
Brown-Forman Corp. Class B	1,444,593	73,024,176
Coca-Cola Co.	4,651,301	214,843,593
PepsiCo, Inc.	1,757,694	196,510,189
		484,377,958
BIOTECHNOLOGY — 1.6%
AbbVie, Inc.	2,680,352	253,507,692
BUILDING PRODUCTS — 0.4%
AO Smith Corp.	1,211,919	64,680,117
CAPITAL MARKETS — 3.3%
Eaton Vance Corp.	2,643,683	138,951,978
Franklin Resources, Inc.	5,225,887	158,919,224
S&P Global, Inc.	273,158	53,372,342
SEI Investments Co.	937,888	57,304,957
T Rowe Price Group, Inc.	1,180,073	128,840,370
		537,388,871
CHEMICALS — 5.1%
Air Products & Chemicals, Inc.	1,076,630	179,851,041
Albemarle Corp. (a)	927,478	92,543,755
Ecolab, Inc.	493,273	77,335,341
HB Fuller Co.	1,231,366	63,624,681
PPG Industries, Inc.	971,145	105,981,054
Praxair, Inc.	758,182	121,862,593
RPM International, Inc.	2,092,835	135,908,705
Sherwin-Williams Co.	116,551	53,055,181
		830,162,351
COMMERCIAL SERVICES & SUPPLIES — 1.9%
ABM Industries, Inc.	4,766,454	153,718,141
Cintas Corp.	250,984	49,647,145
MSA Safety, Inc.	948,368	100,944,290
		304,309,576
CONTAINERS & PACKAGING — 2.9%
AptarGroup, Inc.	858,623	92,508,042
Bemis Co., Inc.	4,038,256	196,259,242
Security Description	Shares	Value
Sonoco Products Co.	3,316,401	$ 184,060,255
		472,827,539
DISTRIBUTORS — 1.2%
Genuine Parts Co.	1,897,000	188,561,800
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.4%
AT&T, Inc.	11,644,917	391,036,313
ELECTRIC UTILITIES — 1.0%
NextEra Energy, Inc.	926,891	155,346,932
ELECTRICAL EQUIPMENT — 2.2%
Emerson Electric Co.	2,410,906	184,627,181
nVent Electric PLC	6,484,638	176,122,768
		360,749,949
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.4%
Essex Property Trust, Inc. REIT	801,764	197,803,197
Federal Realty Investment Trust REIT	1,509,313	190,882,815
National Retail Properties, Inc. REIT	5,774,700	258,822,054
Realty Income Corp. REIT	5,288,810	300,880,401
Tanger Factory Outlet Centers, Inc. REIT (a)	11,223,322	256,789,607
		1,205,178,074
FOOD & STAPLES RETAILING — 2.9%
Sysco Corp.	1,782,012	130,532,379
Walmart, Inc.	1,638,606	153,881,490
Walgreens Boots Alliance, Inc.	2,649,056	193,116,182
		477,530,051
FOOD PRODUCTS — 4.3%
Archer-Daniels-Midland Co.	3,657,767	183,875,947
Hormel Foods Corp. (a)	3,206,285	126,327,629
J.M. Smucker Co.	1,600,988	164,277,379
Lancaster Colony Corp.	686,517	102,435,202
McCormick & Co., Inc. (a)	907,574	119,572,874
		696,489,031
GAS UTILITIES — 3.6%
Atmos Energy Corp.	1,409,580	132,373,658
National Fuel Gas Co. (a)	3,223,499	180,709,354
New Jersey Resources Corp.	3,159,788	145,666,227
UGI Corp.	2,247,617	124,697,791
		583,447,030
HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
Abbott Laboratories	1,692,342	124,150,209
Becton Dickinson and Co.	299,148	78,077,628
Medtronic PLC	1,559,467	153,404,769
West Pharmaceutical Services, Inc.	362,350	44,739,354
		400,371,960
HEALTH CARE PROVIDERS & SERVICES — 1.6%
Cardinal Health, Inc.	4,695,836	253,575,144

See accompanying notes to schedule of investments.

SPDR S&P DIVIDEND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 1.0%
McDonald's Corp.	968,903	$ 162,087,783
HOUSEHOLD DURABLES — 1.2%
Leggett & Platt, Inc. (a)	4,520,582	197,956,286
HOUSEHOLD PRODUCTS — 5.7%
Church & Dwight Co., Inc.	1,776,700	105,482,679
Clorox Co. (a)	1,296,133	194,951,364
Colgate-Palmolive Co.	2,357,056	157,804,899
Kimberly-Clark Corp.	2,122,895	241,245,788
Procter & Gamble Co.	2,754,168	229,229,403
		928,714,133
INDUSTRIAL CONGLOMERATES — 1.8%
3M Co.	817,868	172,332,966
Carlisle Cos., Inc.	719,342	87,615,856
Roper Technologies, Inc.	125,507	37,176,428
		297,125,250
INSURANCE — 6.8%
Aflac, Inc.	3,284,724	154,611,959
Brown & Brown, Inc.	2,217,138	65,560,771
Chubb, Ltd.	1,013,986	135,509,089
Cincinnati Financial Corp.	2,652,869	203,766,868
Mercury General Corp.	2,701,684	135,516,469
Old Republic International Corp.	11,448,152	256,209,642
RenaissanceRe Holdings, Ltd.	524,799	70,102,650
RLI Corp.	1,025,534	80,586,462
		1,101,863,910
IT SERVICES — 2.5%
Automatic Data Processing, Inc.	890,681	134,189,999
International Business Machines Corp.	1,818,229	274,934,407
		409,124,406
LEISURE EQUIPMENT & PRODUCTS — 0.6%
Polaris Industries, Inc. (a)	971,557	98,078,679
MACHINERY — 6.1%
Caterpillar, Inc.	1,090,696	166,320,233
Donaldson Co., Inc.	2,158,939	125,779,786
Dover Corp.	1,924,571	170,382,271
Illinois Tool Works, Inc.	967,182	136,488,724
Lincoln Electric Holdings, Inc.	1,161,393	108,520,562
Nordson Corp.	427,816	59,423,642
Pentair PLC	2,234,715	96,874,895
Stanley Black & Decker, Inc.	803,613	117,681,088
		981,471,201
MEDIA — 2.1%
John Wiley & Sons, Inc. Class A	1,969,394	119,345,276
Meredith Corp. (a)	4,312,621	220,159,302
		339,504,578
METALS & MINING — 0.8%
Nucor Corp.	2,128,304	135,040,889
MULTI-UTILITIES — 4.1%
Black Hills Corp. (a)	3,053,515	177,378,686
Security Description	Shares	Value
Consolidated Edison, Inc.	2,797,117	$ 213,112,344
MDU Resources Group, Inc.	4,882,314	125,426,647
Vectren Corp.	2,099,981	150,127,642
		666,045,319
MULTILINE RETAIL — 1.4%
Target Corp.	2,508,365	221,262,877
OIL, GAS & CONSUMABLE FUELS — 2.8%
Chevron Corp.	1,693,238	207,049,143
Exxon Mobil Corp.	2,827,400	240,385,548
		447,434,691
PHARMACEUTICALS — 1.2%
Johnson & Johnson	1,357,225	187,527,778
SOFTWARE — 0.3%
CDK Global, Inc.	849,206	53,126,327
SPECIALTY RETAIL — 2.0%
Lowe's Cos., Inc.	1,192,346	136,905,168
Ross Stores, Inc.	728,761	72,220,215
TJX Cos., Inc.	1,002,739	112,326,823
		321,452,206
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
VF Corp.	1,464,351	136,843,601
TRADING COMPANIES & DISTRIBUTORS — 0.7%
W.W. Grainger, Inc.	310,517	110,981,881
WATER UTILITIES — 2.0%
American States Water Co.	1,579,428	96,566,228
Aqua America, Inc.	3,776,214	139,342,296
California Water Service Group	2,121,090	90,994,761
		326,903,285
WIRELESS TELECOMMUNICATION SERVICES — 1.0%
Telephone & Data Systems, Inc.	5,518,414	167,925,338
TOTAL COMMON STOCKS (Cost $12,955,392,279)		16,191,534,397
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (b) (c)	11,134,504	11,134,504
State Street Navigator Securities Lending Government Money Market Portfolio (b) (d)	84,434,389	84,434,389
TOTAL SHORT-TERM INVESTMENTS (Cost $95,568,893)		95,568,893
TOTAL INVESTMENTS — 100.4% (Cost $13,050,961,172)		16,287,103,290
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(60,843,115)
NET ASSETS — 100.0%		$ 16,226,260,175

See accompanying notes to schedule of investments.

SPDR S&P DIVIDEND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2018.
(d)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 261,671,690	$—	$—	$ 261,671,690
Air Freight & Logistics	214,761,758	—	—	214,761,758
Banks	765,090,143	—	—	765,090,143
Beverages	484,377,958	—	—	484,377,958
Biotechnology	253,507,692	—	—	253,507,692
Building Products	64,680,117	—	—	64,680,117
Capital Markets	537,388,871	—	—	537,388,871
Chemicals	830,162,351	—	—	830,162,351
Commercial Services & Supplies	304,309,576	—	—	304,309,576
Containers & Packaging	472,827,539	—	—	472,827,539
Distributors	188,561,800	—	—	188,561,800
Diversified Telecommunication Services	391,036,313	—	—	391,036,313
Electric Utilities	155,346,932	—	—	155,346,932
Electrical Equipment	360,749,949	—	—	360,749,949
Equity Real Estate Investment Trusts (REITs)	1,205,178,074	—	—	1,205,178,074
Food & Staples Retailing	477,530,051	—	—	477,530,051
Food Products	696,489,031	—	—	696,489,031
Gas Utilities	583,447,030	—	—	583,447,030
Health Care Equipment & Supplies	400,371,960	—	—	400,371,960
Health Care Providers & Services	253,575,144	—	—	253,575,144
Hotels, Restaurants & Leisure	162,087,783	—	—	162,087,783
Household Durables	197,956,286	—	—	197,956,286
Household Products	928,714,133	—	—	928,714,133
Industrial Conglomerates	297,125,250	—	—	297,125,250
Insurance	1,101,863,910	—	—	1,101,863,910
IT Services	409,124,406	—	—	409,124,406
Leisure Equipment & Products	98,078,679	—	—	98,078,679
Machinery	981,471,201	—	—	981,471,201
Media	339,504,578	—	—	339,504,578
Metals & Mining	135,040,889	—	—	135,040,889
Multi-Utilities	666,045,319	—	—	666,045,319
Multiline Retail	221,262,877	—	—	221,262,877
Oil, Gas & Consumable Fuels	447,434,691	—	—	447,434,691
Pharmaceuticals	187,527,778	—	—	187,527,778
Software	53,126,327	—	—	53,126,327
Specialty Retail	321,452,206	—	—	321,452,206
Textiles, Apparel & Luxury Goods	136,843,601	—	—	136,843,601
Trading Companies & Distributors	110,981,881	—	—	110,981,881
Water Utilities	326,903,285	—	—	326,903,285
See accompanying notes to schedule of investments.

SPDR S&P DIVIDEND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Wireless Telecommunication Services	$ 167,925,338	$—	$—	$ 167,925,338
Short-Term Investments	95,568,893	—	—	95,568,893
TOTAL INVESTMENTS	$16,287,103,290	$—	$—	$16,287,103,290
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
ABM Industries, Inc.	3,731,522	$ 108,885,812	$ 33,399,454	$ 1,197,472	$ 58,736	$ 12,571,611	4,766,454	$153,718,141	$ 652,819	$—
American StatesWater Co.	1,953,212	111,645,598	10,468,171	32,929,752	1,949,277	5,432,934	1,579,428	96,566,228	432,637	—
Black Hills Corp.	3,670,397	224,665,001	19,903,276	56,900,417	7,098,616	(17,387,790)	3,053,515	177,378,686	1,449,131	—
CaliforniaWater Service Group	2,873,838	111,935,990	10,578,759	41,513,262	1,878,073	8,115,201	2,121,090	90,994,761	396,864	—
Mercury General Corp.	3,245,775	147,877,509	13,386,948	43,036,550	(3,728,828)	21,017,390	2,701,684	135,516,469	1,680,403	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	19,876,958	19,876,958	124,994,073	133,736,527	—	—	11,134,504	11,134,504	197,749	—
State Street Navigator Securities Lending Government Money Market Portfolio	295,796,901	295,796,901	111,949,435	323,311,947	—	—	84,434,389	84,434,389	122,535	—
United Bankshares, Inc.	5,456,493	198,616,345	18,388,700	68,105,439	764,154	(466,603)	4,104,461	149,197,157	1,387,513	—
Total		$1,219,300,114	$343,068,816	$700,731,366	$ 8,020,028	$ 29,282,743		$898,940,335	$6,319,651	$—
See accompanying notes to schedule of investments.

SPDR S&P HEALTH CARE EQUIPMENT ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
HEALTH CARE EQUIPMENT — 76.3%
Abbott Laboratories	177,708	$ 13,036,659
ABIOMED, Inc. (a)	30,729	13,820,368
Accuray, Inc. (a)	644,982	2,902,419
AngioDynamics, Inc. (a)	251,696	5,471,871
AtriCure, Inc. (a) (b)	186,161	6,521,220
AxoGen, Inc. (a) (b)	348,387	12,838,061
Baxter International, Inc.	156,504	12,064,893
Becton Dickinson and Co.	46,651	12,175,911
Boston Scientific Corp. (a)	325,185	12,519,622
Cantel Medical Corp.	125,840	11,584,830
Cardiovascular Systems, Inc. (a)	275,598	10,786,906
CONMED Corp.	150,630	11,932,909
CryoLife, Inc. (a)	179,372	6,313,894
Cutera, Inc. (a)	384,769	12,524,231
Danaher Corp.	113,770	12,362,248
DexCom, Inc. (a)	85,009	12,159,687
Edwards Lifesciences Corp. (a)	82,158	14,303,708
GenMark Diagnostics, Inc. (a) (b)	288,808	2,122,739
Glaukos Corp. (a) (b)	197,095	12,791,465
Globus Medical, Inc. Class A (a)	228,335	12,960,295
Heska Corp. (a)	50,780	5,753,882
Hill-Rom Holdings, Inc.	126,827	11,972,469
Hologic, Inc. (a)	306,727	12,569,672
IDEXX Laboratories, Inc. (a)	49,038	12,242,827
Inogen, Inc. (a)	42,976	10,491,301
Insulet Corp. (a) (b)	113,812	12,058,381
Integer Holdings Corp. (a)	147,287	12,217,457
Integra LifeSciences Holdings Corp. (a)	186,424	12,279,749
IntriCon Corp. (a)	220,269	12,379,118
Intuitive Surgical, Inc. (a)	21,393	12,279,582
Invacare Corp. (b)	487,834	7,097,985
iRhythm Technologies, Inc. (a)	125,489	11,878,789
K2M Group Holdings, Inc. (a) (b)	327,132	8,953,603
LeMaitre Vascular, Inc.	191,234	7,408,405
LivaNova PLC (a)	97,434	12,078,893
Masimo Corp. (a)	98,434	12,258,970
Medtronic PLC	125,333	12,329,007
Natus Medical, Inc. (a)	307,613	10,966,403
Nevro Corp. (a) (b)	207,238	11,812,566
NuVasive, Inc. (a)	171,323	12,160,507
NxStage Medical, Inc. (a)	430,399	12,003,828
Orthofix Medical, Inc. (a)	220,013	12,718,952
Penumbra, Inc. (a)	77,543	11,608,187
ResMed, Inc.	106,440	12,276,790
STERIS PLC	105,499	12,069,086
Stryker Corp.	71,312	12,670,716
Tactile Systems Technology, Inc. (a) (b)	176,904	12,569,029
Tandem Diabetes Care, Inc. (a)	255,275	10,935,981
Teleflex, Inc.	44,961	11,963,672
TransEnterix, Inc. (a) (b)	2,078,417	12,054,819
Varex Imaging Corp. (a)	368,757	10,568,576
Varian Medical Systems, Inc. (a)	108,812	12,179,327
ViewRay, Inc. (a)	1,209,824	11,323,953
Security Description	Shares	Value
Wright Medical Group NV (a) (b)	442,618	$ 12,844,774
Zimmer Biomet Holdings, Inc.	93,477	12,289,421
		612,460,613
HEALTH CARE SUPPLIES — 23.6%
Align Technology, Inc. (a)	31,161	12,190,806
Anika Therapeutics, Inc. (a)	222,481	9,384,249
Antares Pharma, Inc. (a) (b)	1,165,584	3,916,362
Atrion Corp.	11,275	7,833,870
Avanos Medical, Inc. (a)	170,312	11,666,372
Cerus Corp. (a)	1,219,948	8,795,825
Cooper Cos., Inc.	46,246	12,817,079
DENTSPLY SIRONA, Inc.	316,471	11,943,616
Haemonetics Corp. (a)	106,236	12,172,521
ICU Medical, Inc. (a)	42,986	12,154,291
Lantheus Holdings, Inc. (a)	433,054	6,474,157
Meridian Bioscience, Inc.	245,566	3,658,933
Merit Medical Systems, Inc. (a)	193,457	11,887,933
Neogen Corp. (a)	125,997	9,012,565
OraSure Technologies, Inc. (a)	611,810	9,452,465
Quidel Corp. (a)	165,695	10,798,343
Sientra, Inc. (a) (b)	488,289	11,660,341
STAAR Surgical Co. (a)	241,725	11,602,800
West Pharmaceutical Services, Inc.	100,833	12,449,851
		189,872,379
TOTAL COMMON STOCKS (Cost $716,565,297)		802,332,992
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d)	646,071	646,071
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	15,511,583	15,511,583
TOTAL SHORT-TERM INVESTMENTS (Cost $16,157,654)		16,157,654
TOTAL INVESTMENTS — 101.9% (Cost $732,722,951)		818,490,646
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(15,393,803)
NET ASSETS — 100.0%		$ 803,096,843

See accompanying notes to schedule of investments.

SPDR S&P HEALTH CARE EQUIPMENT ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Health Care Equipment	$612,460,613	$—	$—	$612,460,613
Health Care Supplies	189,872,379	—	—	189,872,379
Short-Term Investments	16,157,654	—	—	16,157,654
TOTAL INVESTMENTS	$818,490,646	$—	$—	$818,490,646
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	329,749	$ 329,749	$ 9,759,260	$ 9,442,938	$—	$—	646,071	$ 646,071	$ 4,110	$—
State Street Navigator Securities Lending Government Money Market Portfolio	5,321,999	5,321,999	39,687,868	29,498,284	—	—	15,511,583	15,511,583	195,672	—
Total		$5,651,748	$49,447,128	$38,941,222	$—	$—		$16,157,654	$199,782	$—
See accompanying notes to schedule of investments.

SPDR S&P HEALTH CARE SERVICES ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
HEALTH CARE SERVICES — 39.1%
Addus HomeCare Corp. (a)	16,047	$ 1,125,697
Amedisys, Inc. (a)	19,103	2,387,111
AMN Healthcare Services, Inc. (a)	43,747	2,392,961
BioScrip, Inc. (a)	87,744	272,006
BioTelemetry, Inc. (a)	37,049	2,387,808
Chemed Corp.	7,224	2,308,646
CorVel Corp. (a)	5,024	302,696
Cross Country Healthcare, Inc. (a)	53,551	467,500
CVS Health Corp.	29,891	2,353,020
DaVita, Inc. (a)	32,480	2,326,542
Diplomat Pharmacy, Inc. (a) (b)	123,531	2,397,737
Envision Healthcare Corp. (a)	50,437	2,306,484
Express Scripts Holding Co. (a)	25,037	2,378,765
Laboratory Corp. of America Holdings (a)	13,290	2,308,207
LHC Group, Inc. (a)	23,798	2,450,956
MEDNAX, Inc. (a)	48,215	2,249,712
Premier, Inc. Class A (a)	52,800	2,417,184
Providence Service Corp. (a)	15,289	1,028,644
Quest Diagnostics, Inc.	21,249	2,292,980
RadNet, Inc. (a)	28,811	433,606
Tivity Health, Inc. (a) (b)	67,615	2,173,822
		38,762,084
HEALTH CARE DISTRIBUTORS — 14.3%
AmerisourceBergen Corp.	26,781	2,469,744
Cardinal Health, Inc.	44,125	2,382,750
Henry Schein, Inc. (a)	27,568	2,344,107
McKesson Corp.	17,882	2,372,047
Owens & Minor, Inc. (b)	139,715	2,308,092
Patterson Cos., Inc. (b)	93,149	2,277,493
		14,154,233
HEALTH CARE FACILITIES — 22.2%
Acadia Healthcare Co., Inc. (a) (b)	63,948	2,250,970
Brookdale Senior Living, Inc. (a)	245,087	2,409,205
Community Health Systems, Inc. (a) (b)	495,128	1,713,143
Encompass Health Corp.	28,661	2,234,125
Ensign Group, Inc.	40,054	1,518,848
HCA Healthcare, Inc.	17,204	2,393,420
LifePoint Health, Inc. (a)	35,697	2,298,887
Select Medical Holdings Corp. (a)	91,304	1,679,994
Tenet Healthcare Corp. (a)	80,579	2,293,278
Universal Health Services, Inc. Class B	18,266	2,335,125
Security Description	Shares	Value
US Physical Therapy, Inc.	7,455	$ 884,163
		22,011,158
MANAGED HEALTH CARE — 24.2%
Aetna, Inc.	11,339	2,300,116
Anthem, Inc.	8,490	2,326,684
Centene Corp. (a)	15,828	2,291,578
Cigna Corp.	11,783	2,453,810
HealthEquity, Inc. (a) (b)	24,276	2,291,897
Humana, Inc.	6,817	2,307,691
Magellan Health, Inc. (a)	30,550	2,201,127
Molina Healthcare, Inc. (a)	15,151	2,252,954
Triple-S Management Corp. Class B (a)	46,293	874,475
UnitedHealth Group, Inc.	8,665	2,305,237
WellCare Health Plans, Inc. (a)	7,627	2,444,377
		24,049,946
TOTAL COMMON STOCKS (Cost $90,945,784)		98,977,421
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d)	777,672	777,672
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	1,122,563	1,122,563
TOTAL SHORT-TERM INVESTMENTS (Cost $1,900,235)		1,900,235
TOTAL INVESTMENTS — 101.7% (Cost $92,846,019)		100,877,656
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(1,666,590)
NET ASSETS — 100.0%		$ 99,211,066

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P HEALTH CARE SERVICES ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Health Care Services	$ 38,762,084	$—	$—	$ 38,762,084
Health Care Distributors	14,154,233	—	—	14,154,233
Health Care Facilities	22,011,158	—	—	22,011,158
Managed Health Care	24,049,946	—	—	24,049,946
Short-Term Investments	1,900,235	—	—	1,900,235
TOTAL INVESTMENTS	$100,877,656	$—	$—	$100,877,656
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	97,607	$ 97,607	$1,061,458	$ 381,393	$—	$—	777,672	$ 777,672	$1,002	$—
State Street Navigator Securities Lending Government Money Market Portfolio	752,196	752,196	3,351,660	2,981,293	—	—	1,122,563	1,122,563	703	—
Total		$849,803	$4,413,118	$3,362,686	$—	$—		$1,900,235	$1,705	$—
See accompanying notes to schedule of investments.

SPDR S&P HOMEBUILDERS ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BUILDING PRODUCTS — 36.2%
Allegion PLC	293,397	$ 26,572,966
AO Smith Corp.	587,498	31,354,768
Armstrong World Industries, Inc. (a)	180,135	12,537,396
Fortune Brands Home & Security, Inc.	631,185	33,048,847
Johnson Controls International PLC	917,770	32,121,950
Lennox International, Inc.	126,145	27,550,068
Masco Corp.	913,215	33,423,669
Owens Corning	583,363	31,659,110
Simpson Manufacturing Co., Inc.	101,675	7,367,371
Trex Co., Inc. (a)	145,439	11,195,894
USG Corp. (a)	472,191	20,450,592
		267,282,631
HOME FURNISHINGS — 7.5%
Leggett & Platt, Inc.	521,238	22,825,012
Mohawk Industries, Inc. (a)	186,452	32,694,358
		55,519,370
HOME IMPROVEMENT RETAIL — 9.5%
Home Depot, Inc.	166,818	34,556,349
Lowe's Cos., Inc.	306,269	35,165,806
		69,722,155
HOMEBUILDING — 30.4%
Cavco Industries, Inc. (a)	20,971	5,305,663
Century Communities, Inc. (a)	126,357	3,316,871
D.R. Horton, Inc.	811,048	34,210,005
Installed Building Products, Inc. (a)	101,704	3,966,456
Lennar Corp. Class A	663,928	30,998,798
LGI Homes, Inc. (a) (b)	171,657	8,143,408
M/I Homes, Inc. (a)	101,701	2,433,705
MDC Holdings, Inc.	196,343	5,807,826
NVR, Inc. (a)	13,203	32,621,972
PulteGroup, Inc.	1,290,762	31,972,175
Taylor Morrison Home Corp. Class A (a)	545,667	9,843,833
Toll Brothers, Inc.	948,263	31,321,127
TopBuild Corp. (a)	175,957	9,997,877
TRI Pointe Group, Inc. (a)	860,545	10,670,758
William Lyon Homes Class A (a)	205,137	3,259,627
		223,870,101
Security Description	Shares	Value
HOMEFURNISHING RETAIL — 6.2%
Aaron's, Inc.	224,003	$ 12,199,204
Williams-Sonoma, Inc. (b)	513,763	33,764,504
		45,963,708
HOUSEHOLD APPLIANCES — 9.8%
Helen of Troy, Ltd. (a)	70,800	9,267,720
iRobot Corp. (a) (b)	267,700	29,425,584
Whirlpool Corp.	283,094	33,617,412
		72,310,716
TOTAL COMMON STOCKS (Cost $858,440,185)		734,668,681
SHORT-TERM INVESTMENTS — 7.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d)	1,862,595	1,862,595
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	54,684,617	54,684,617
TOTAL SHORT-TERM INVESTMENTS (Cost $56,547,212)		56,547,212
TOTAL INVESTMENTS — 107.3% (Cost $914,987,397)		791,215,893
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.3)%		(53,740,791)
NET ASSETS — 100.0%		$ 737,475,102

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P HOMEBUILDERS ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Building Products	$267,282,631	$—	$—	$267,282,631
Home Furnishings	55,519,370	—	—	55,519,370
Home Improvement Retail	69,722,155	—	—	69,722,155
Homebuilding	223,870,101	—	—	223,870,101
Homefurnishing Retail	45,963,708	—	—	45,963,708
Household Appliances	72,310,716	—	—	72,310,716
Short-Term Investments	56,547,212	—	—	56,547,212
TOTAL INVESTMENTS	$791,215,893	$—	$—	$791,215,893
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,199,375	$ 1,199,375	$ 4,727,843	$ 4,064,623	$—	$—	1,862,595	$ 1,862,595	$ 7,085	$—
State Street Navigator Securities Lending Government Money Market Portfolio	28,620,037	28,620,037	67,612,642	41,548,062	—	—	54,684,617	54,684,617	22,806	—
Total		$29,819,412	$72,340,485	$45,612,685	$—	$—		$56,547,212	$29,891	$—
See accompanying notes to schedule of investments.

SPDR S&P INSURANCE ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
INSURANCE BROKERS — 11.1%
Aon PLC	118,800	$ 18,269,064
Arthur J Gallagher & Co.	241,110	17,948,228
Brown & Brown, Inc.	573,122	16,947,218
Marsh & McLennan Cos., Inc.	208,014	17,206,918
Willis Towers Watson PLC	122,721	17,296,298
		87,667,726
LIFE & HEALTH INSURANCE — 27.3%
Aflac, Inc.	382,217	17,990,954
American Equity Investment Life Holding Co.	407,321	14,402,871
Athene Holding, Ltd. Class A (a)	353,347	18,253,906
Brighthouse Financial, Inc. (a)	429,539	19,002,805
CNO Financial Group, Inc.	608,429	12,910,863
Genworth Financial, Inc. Class A (a)	1,917,116	7,994,374
Lincoln National Corp.	268,302	18,153,313
MetLife, Inc.	387,730	18,114,746
Primerica, Inc.	119,034	14,349,549
Principal Financial Group, Inc.	316,898	18,567,054
Prudential Financial, Inc.	180,709	18,309,436
Torchmark Corp.	207,755	18,010,281
Unum Group	488,704	19,093,665
		215,153,817
MULTI-LINE INSURANCE — 11.5%
American Financial Group, Inc.	159,701	17,722,020
American International Group, Inc.	338,764	18,035,795
Assurant, Inc.	173,824	18,764,301
Hartford Financial Services Group, Inc.	361,817	18,076,377
Loews Corp.	353,891	17,775,945
		90,374,438
PROPERTY & CASUALTY INSURANCE — 40.6%
Allstate Corp.	180,503	17,815,646
Arch Capital Group, Ltd. (a)	593,884	17,703,682
Argo Group International Holdings, Ltd.	64,934	4,094,089
Aspen Insurance Holdings, Ltd.	372,939	15,588,850
Assured Guaranty, Ltd.	444,818	18,784,664
Axis Capital Holdings, Ltd.	315,051	18,181,593
Chubb, Ltd.	130,680	17,464,075
Cincinnati Financial Corp.	232,120	17,829,137
Security Description	Shares	Value
Fidelity National Financial, Inc.	446,014	$ 17,550,651
First American Financial Corp.	330,456	17,048,225
Hanover Insurance Group, Inc.	110,554	13,639,047
Kemper Corp.	192,938	15,521,862
Markel Corp. (a)	15,014	17,843,989
Mercury General Corp.	117,768	5,907,243
Old Republic International Corp.	791,001	17,702,602
ProAssurance Corp.	229,122	10,757,278
Progressive Corp.	264,548	18,793,490
RLI Corp.	87,788	6,898,381
Selective Insurance Group, Inc.	95,122	6,040,247
Travelers Cos., Inc.	138,729	17,994,539
White Mountains Insurance Group, Ltd.	10,892	10,193,496
WR Berkley Corp.	206,179	16,479,888
		319,832,674
REINSURANCE — 9.3%
Alleghany Corp.	28,020	18,283,891
Everest Re Group, Ltd.	80,758	18,450,780
Reinsurance Group of America, Inc.	123,351	17,831,620
RenaissanceRe Holdings, Ltd.	135,922	18,156,461
		72,722,752
TOTAL COMMON STOCKS (Cost $767,430,748)		785,751,407
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (b) (c) (Cost $1,132,911),	1,132,911	1,132,911
TOTAL INVESTMENTS — 99.9% (Cost $768,563,659)		786,884,318
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		447,146
NET ASSETS — 100.0%		$ 787,331,464

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Insurance Brokers	$ 87,667,726	$—	$—	$ 87,667,726
See accompanying notes to schedule of investments.

SPDR S&P INSURANCE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Life & Health Insurance	215,153,817	$—	$—	215,153,817
Multi-line Insurance	90,374,438	—	—	90,374,438
Property & Casualty Insurance	319,832,674	—	—	319,832,674
Reinsurance	72,722,752	—	—	72,722,752
Short-Term Investment	1,132,911	—	—	1,132,911
TOTAL INVESTMENTS	$786,884,318	$—	$—	$786,884,318
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,564,232	$1,564,232	$36,631,139	$37,062,460	$—	$—	1,132,911	$1,132,911	$15,277	$—
See accompanying notes to schedule of investments.

SPDR S&P INTERNET ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
INTERACTIVE MEDIA & SERVICES — 34.7%
Alphabet, Inc. Class C (a)	1,428	$ 1,704,275
ANGI Homeservices, Inc. Class A (a)	46,968	1,102,809
Cargurus, Inc. (a) (b)	31,787	1,770,218
Cars.com, Inc. (a)	64,392	1,777,863
Facebook, Inc. Class A (a)	10,318	1,696,898
IAC/InterActiveCorp (a)	7,622	1,651,840
Liberty TripAdvisor Holdings, Inc. Class A (a)	71,501	1,061,790
Match Group, Inc. (a) (b)	28,287	1,638,100
QuinStreet, Inc. (a)	67,315	913,464
Snap, Inc. Class A (a) (b)	180,285	1,528,817
TripAdvisor, Inc. (a) (b)	33,238	1,697,465
TrueCar, Inc. (a)	94,573	1,333,479
Twitter, Inc. (a)	55,606	1,582,547
XO Group, Inc. (a)	23,796	820,486
Yelp, Inc. (a)	36,370	1,789,404
Zillow Group, Inc. Class C (a) (b)	35,987	1,592,425
		23,661,880
INTERNET & DIRECT MARKETING RETAIL — 41.9%
Amazon.com, Inc. (a)	850	1,702,550
Booking Holdings, Inc. (a)	874	1,734,016
eBay, Inc. (a)	49,116	1,621,810
Etsy, Inc. (a)	31,691	1,628,284
Expedia Group, Inc.	12,909	1,684,366
Groupon, Inc. (a) (b)	418,711	1,578,541
GrubHub, Inc. (a)	11,463	1,589,001
Lands' End, Inc. (a)	30,877	541,891
Liberty Expedia Holdings, Inc. Class A (a)	36,127	1,699,414
Nutrisystem, Inc. (b)	47,716	1,767,878
Overstock.com, Inc. (a) (b)	61,070	1,691,639
PetMed Express, Inc. (b)	45,512	1,502,351
Quotient Technology, Inc. (a)	38,224	592,472
Qurate Retail, Inc. (a)	75,580	1,678,632
Shutterfly, Inc. (a)	22,865	1,506,575
Shutterstock, Inc.	22,970	1,253,703
Stamps.com, Inc. (a)	7,362	1,665,284
Stitch Fix, Inc. Class A (a) (b)	33,952	1,486,079
Wayfair, Inc. Class A (a) (b)	11,172	1,649,769
		28,574,255
INTERNET SERVICES & INFRASTRUCTURE — 23.4%
Akamai Technologies, Inc. (a)	22,096	1,616,322
Security Description	Shares	Value
Carbonite, Inc. (a)	40,553	$ 1,445,714
Endurance International Group Holdings, Inc. (a)	95,295	838,596
GoDaddy, Inc. Class A (a)	19,991	1,667,049
GTT Communications, Inc. (a) (b)	38,995	1,692,383
Limelight Networks, Inc. (a)	93,186	467,794
MongoDB, Inc. (a) (b)	20,427	1,665,822
Okta, Inc. (a)	23,220	1,633,759
Twilio, Inc. Class A (a)	19,189	1,655,627
VeriSign, Inc. (a)	10,234	1,638,668
Web.com Group, Inc. (a)	58,113	1,621,353
		15,943,087
TOTAL COMMON STOCKS (Cost $65,737,947)		68,179,222
SHORT-TERM INVESTMENTS — 11.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d)	28,931	28,931
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	7,575,322	7,575,322
TOTAL SHORT-TERM INVESTMENTS (Cost $7,604,253)		7,604,253
TOTAL INVESTMENTS — 111.1% (Cost $73,342,200)		75,783,475
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.1)%		(7,584,709)
NET ASSETS — 100.0%		$ 68,198,766

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P INTERNET ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Interactive Media & Services	$23,661,880	$—	$—	$23,661,880
Internet & Direct Marketing Retail	28,574,255	—	—	28,574,255
Internet Services & Infrastructure	15,943,087	—	—	15,943,087
Short-Term Investments	7,604,253	—	—	7,604,253
TOTAL INVESTMENTS	$75,783,475	$—	$—	$75,783,475
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	55,817	$ 55,817	$ 82,824	$ 109,710	$—	$—	28,931	$ 28,931	$ 322	$—
State Street Navigator Securities Lending Government Money Market Portfolio	2,369,575	2,369,575	12,190,971	6,985,224	—	—	7,575,322	7,575,322	21,877	—
Total		$2,425,392	$12,273,795	$7,094,934	$—	$—		$7,604,253	$22,199	$—
See accompanying notes to schedule of investments.

SPDR S&P METALS & MINING ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALUMINUM — 11.4%
Alcoa Corp. (a)	797,012	$ 32,199,285
Century Aluminum Co. (a)	2,920,393	34,957,104
Kaiser Aluminum Corp.	182,126	19,862,662
		87,019,051
COAL & CONSUMABLE FUELS — 11.6%
Arch Coal, Inc. Class A	383,285	34,265,679
CONSOL Energy, Inc. (a)	666,024	27,180,439
Peabody Energy Corp.	779,329	27,775,286
		89,221,404
COPPER — 4.5%
Freeport-McMoRan, Inc.	2,491,308	34,679,007
DIVERSIFIED METALS & MINING — 4.8%
Compass Minerals International, Inc. (b)	411,838	27,675,514
Materion Corp.	151,522	9,167,081
		36,842,595
GOLD — 9.8%
McEwen Mining, Inc. (b)	3,077,485	5,970,321
Newmont Mining Corp.	1,122,626	33,903,305
Royal Gold, Inc.	459,483	35,407,760
		75,281,386
SILVER — 6.9%
Coeur Mining, Inc. (a)	5,807,034	30,951,491
Hecla Mining Co.	7,880,718	21,987,203
		52,938,694
STEEL — 50.9%
AK Steel Holding Corp. (a) (b)	7,804,432	38,241,717
Allegheny Technologies, Inc. (a) (b)	1,275,420	37,688,661
Carpenter Technology Corp.	408,682	24,091,804
Cleveland-Cliffs, Inc. (a) (b)	2,963,106	37,512,922
Commercial Metals Co.	1,361,228	27,932,399
Haynes International, Inc.	114,759	4,073,944
Nucor Corp.	545,037	34,582,598
Reliance Steel & Aluminum Co.	399,044	34,034,463
Security Description	Shares	Value
Schnitzer Steel Industries, Inc. Class A	595,497	$ 16,108,194
Steel Dynamics, Inc.	728,474	32,919,740
SunCoke Energy, Inc. (a)	632,267	7,346,942
TimkenSteel Corp. (a) (b)	516,412	7,679,046
United States Steel Corp.	1,180,099	35,969,417
Warrior Met Coal, Inc.	1,287,964	34,826,547
Worthington Industries, Inc.	405,706	17,591,412
		390,599,806
TOTAL COMMON STOCKS (Cost $904,755,886)		766,581,943
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d)	667,724	667,724
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	20,935,238	20,935,238
TOTAL SHORT-TERM INVESTMENTS (Cost $21,602,962)		21,602,962
TOTAL INVESTMENTS — 102.7% (Cost $926,358,848)		788,184,905
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(20,785,422)
NET ASSETS — 100.0%		$ 767,399,483

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aluminum	$ 87,019,051	$—	$—	$ 87,019,051
Coal & Consumable Fuels	89,221,404	—	—	89,221,404
Copper	34,679,007	—	—	34,679,007
Diversified Metals & Mining	36,842,595	—	—	36,842,595
Gold	75,281,386	—	—	75,281,386
Silver	52,938,694	—	—	52,938,694
See accompanying notes to schedule of investments.

SPDR S&P METALS & MINING ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Steel	390,599,806	$—	$—	390,599,806
Short-Term Investments	21,602,962	—	—	21,602,962
TOTAL INVESTMENTS	$788,184,905	$—	$—	$788,184,905
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,068,833	$ 1,068,833	$ 3,169,378	$ 3,570,487	$—	$—	667,724	$ 667,724	$ 6,323	$—
State Street Navigator Securities Lending Government Money Market Portfolio	17,876,026	17,876,026	133,470,604	130,411,392	—	—	20,935,238	20,935,238	47,283	—
Total		$18,944,859	$136,639,982	$133,981,879	$—	$—		$21,602,962	$53,606	$—
See accompanying notes to schedule of investments.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
OIL & GAS DRILLING — 27.2%
Diamond Offshore Drilling, Inc. (a)	635,369	$ 12,707,380
Ensco PLC Class A (b)	1,486,679	12,547,571
Helmerich & Payne, Inc.	170,685	11,738,007
Nabors Industries, Ltd. (b)	1,836,966	11,315,710
Noble Corp. PLC (a) (b)	1,843,020	12,956,431
Patterson-UTI Energy, Inc.	632,466	10,821,493
Rowan Cos. PLC Class A (a)	701,729	13,213,557
Transocean, Ltd. (a) (b)	948,962	13,238,020
Unit Corp. (a)	230,398	6,004,172
		104,542,341
OIL & GAS EQUIPMENT & SERVICES — 72.7%
Apergy Corp. (a)	262,262	11,424,133
Archrock, Inc.	660,070	8,052,854
Baker Hughes a GE Co.	353,329	11,953,120
Bristow Group, Inc. (a) (b)	459,474	5,573,420
C&J Energy Services, Inc. (a) (b)	525,431	10,928,965
Cactus, Inc. Class A (a)	270,753	10,364,425
Core Laboratories NV	102,406	11,861,687
Covia Holdings Corp. (a) (b)	487,982	4,377,198
Dril-Quip, Inc. (a)	225,276	11,770,671
Exterran Corp. (a)	82,864	2,198,382
Forum Energy Technologies, Inc. (a)	624,258	6,461,070
Frank's International NV	539,664	4,684,283
Halliburton Co.	288,637	11,698,458
Helix Energy Solutions Group, Inc. (a)	761,302	7,521,664
Keane Group, Inc. (a)	861,040	10,651,065
Matrix Service Co. (a)	87,530	2,157,614
McDermott International, Inc. (a) (b)	606,358	11,175,178
National Oilwell Varco, Inc.	251,739	10,844,916
Newpark Resources, Inc. (a)	429,740	4,447,809
Oceaneering International, Inc.	432,818	11,945,777
Oil States International, Inc. (a)	364,382	12,097,482
ProPetro Holding Corp. (a) (b)	670,923	11,063,520
RPC, Inc. (b)	747,370	11,569,288
Schlumberger, Ltd.	182,066	11,091,461
Security Description	Shares	Value
SEACOR Holdings, Inc. (a)	87,059	$ 4,301,585
Select Energy Services, Inc. Class A (a)	590,122	6,987,044
Superior Energy Services, Inc. (a)	1,210,666	11,791,887
TechnipFMC PLC	370,124	11,566,375
TETRA Technologies, Inc. (a)	440,767	1,987,859
Tidewater, Inc. (a)	137,177	4,278,551
US Silica Holdings, Inc. (b)	536,598	10,104,140
Weatherford International PLC (a) (b)	4,496,136	12,184,529
		279,116,410
TOTAL COMMON STOCKS (Cost $419,795,038)		383,658,751
SHORT-TERM INVESTMENTS — 5.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d)	484,065	484,065
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	18,847,107	18,847,107
TOTAL SHORT-TERM INVESTMENTS (Cost $19,331,172)		19,331,172
TOTAL INVESTMENTS — 104.9% (Cost $439,126,210)		402,989,923
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.9)%		(18,723,155)
NET ASSETS — 100.0%		$ 384,266,768

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Oil & Gas Drilling	$104,542,341	$—	$—	$104,542,341
Oil & Gas Equipment & Services	279,116,410	—	—	279,116,410
Short-Term Investments	19,331,172	—	—	19,331,172
TOTAL INVESTMENTS	$402,989,923	$—	$—	$402,989,923
See accompanying notes to schedule of investments.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	231,239	$ 231,239	$ 1,146,065	$ 893,239	$—	$—	484,065	$ 484,065	$ 2,588	$—
State Street Navigator Securities Lending Government Money Market Portfolio	18,257,290	18,257,290	95,792,687	95,202,870	—	—	18,847,107	18,847,107	63,332	—
Total		$18,488,529	$96,938,752	$96,096,109	$—	$—		$19,331,172	$65,920	$—
See accompanying notes to schedule of investments.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.1%
INTEGRATED OIL & GAS — 5.3%
Chevron Corp.	532,258	$ 65,084,508
Exxon Mobil Corp.	753,459	64,059,084
Occidental Petroleum Corp.	805,293	66,170,926
		195,314,518
OIL & GAS EXPLORATION & PRODUCTION — 81.1%
Abraxas Petroleum Corp. (a)	2,422,697	5,644,884
Alta Mesa Resources, Inc. (a) (b)	2,453,695	10,256,445
Anadarko Petroleum Corp.	991,495	66,836,678
Antero Resources Corp. (a)	3,357,152	59,455,162
Apache Corp.	1,374,321	65,513,882
Bonanza Creek Energy, Inc. (a)	643,567	19,165,425
Cabot Oil & Gas Corp.	2,850,203	64,186,572
California Resources Corp. (a)	1,658,588	80,491,276
Callon Petroleum Co. (a) (b)	5,353,657	64,190,347
Carrizo Oil & Gas, Inc. (a)	2,646,207	66,684,416
Centennial Resource Development, Inc. Class A (a) (b)	2,958,222	64,637,151
Chesapeake Energy Corp. (a) (b)	15,619,289	70,130,608
Cimarex Energy Co.	681,397	63,329,037
CNX Resources Corp. (a)	4,187,488	59,922,953
Concho Resources, Inc. (a)	442,793	67,636,631
ConocoPhillips	850,048	65,793,715
Continental Resources, Inc. (a)	1,034,883	70,661,811
Denbury Resources, Inc. (a) (b)	11,832,780	73,363,236
Devon Energy Corp.	1,574,966	62,904,142
Diamondback Energy, Inc. (b)	513,226	69,383,023
Energen Corp. (a)	806,396	69,487,143
EOG Resources, Inc.	530,281	67,647,947
EQT Corp.	1,313,937	58,115,433
Extraction Oil & Gas, Inc. (a)	4,022,973	45,419,365
Gulfport Energy Corp. (a)	5,828,070	60,670,209
Halcon Resources Corp. (a) (b)	7,226,853	32,304,033
Hess Corp.	946,521	67,751,973
HighPoint Resources Corp. (a)	3,103,441	15,144,792
Jagged Peak Energy, Inc. (a) (b)	2,146,890	29,691,489
Kosmos Energy, Ltd. (a) (b)	2,995,278	28,005,849
Laredo Petroleum, Inc. (a)	6,786,012	55,441,718
Marathon Oil Corp.	2,992,183	69,658,020
Matador Resources Co. (a) (b)	2,012,192	66,502,946
Murphy Oil Corp. (b)	2,019,903	67,343,566
Newfield Exploration Co. (a)	2,296,160	66,198,293
Noble Energy, Inc.	2,126,533	66,326,564
Northern Oil and Gas, Inc. (a)	6,940,137	27,760,548
Oasis Petroleum, Inc. (a)	5,087,699	72,143,572
Parsley Energy, Inc. Class A (a)	2,210,761	64,664,759
PDC Energy, Inc. (a)	1,300,284	63,661,905
Penn Virginia Corp. (a)	494,761	39,848,051
Pioneer Natural Resources Co.	366,616	63,860,841
QEP Resources, Inc. (a)	5,916,406	66,973,716
Range Resources Corp. (b)	3,974,343	67,524,088
Security Description	Shares	Value
Resolute Energy Corp. (a) (b)	702,465	$ 26,560,202
Ring Energy, Inc. (a)	1,161,618	11,511,634
SandRidge Energy, Inc. (a)	550,996	5,989,326
SM Energy Co.	1,984,034	62,556,592
Southwestern Energy Co. (a)	12,570,807	64,236,824
SRC Energy, Inc. (a) (b)	6,172,567	54,874,121
Talos Energy, Inc. (a)	169,804	5,572,967
Tellurian, Inc. (a) (b)	1,552,455	13,925,521
W&T Offshore, Inc. (a)	6,549,873	63,140,776
Whiting Petroleum Corp. (a)	1,306,791	69,312,195
WildHorse Resource Development Corp. (a) (b)	2,632,226	62,225,823
WPX Energy, Inc. (a)	3,498,100	70,381,772
		3,012,621,967
OIL & GAS REFINING & MARKETING — 13.7%
Andeavor	287,000	44,054,500
Clean Energy Fuels Corp. (a)	2,846,006	7,399,616
CVR Energy, Inc.	1,312,884	52,804,194
Delek US Holdings, Inc.	1,339,009	56,814,152
Green Plains, Inc.	1,187,198	20,419,806
HollyFrontier Corp.	887,554	62,040,025
Marathon Petroleum Corp.	285,392	22,822,798
Par Pacific Holdings, Inc. (a)	235,898	4,812,319
PBF Energy, Inc. Class A	1,192,713	59,528,306
Phillips 66	549,986	61,994,422
Renewable Energy Group, Inc. (a) (b)	767,035	22,090,608
REX American Resources Corp. (a)	51,944	3,924,369
Valero Energy Corp.	533,391	60,673,226
World Fuel Services Corp.	1,114,446	30,847,865
		510,226,206
TOTAL COMMON STOCKS (Cost $3,932,161,049)		3,718,162,691
SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d)	221,863	221,863
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	98,029,953	98,029,953
TOTAL SHORT-TERM INVESTMENTS (Cost $98,251,816)		98,251,816
TOTAL INVESTMENTS — 102.8% (Cost $4,030,412,865)		3,816,414,507
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(102,217,266)
NET ASSETS — 100.0%		$ 3,714,197,241

See accompanying notes to schedule of investments.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Integrated Oil & Gas	$ 195,314,518	$—	$—	$ 195,314,518
Oil & Gas Exploration & Production	3,012,621,967	—	—	3,012,621,967
Oil & Gas Refining & Marketing	510,226,206	—	—	510,226,206
Short-Term Investments	98,251,816	—	—	98,251,816
TOTAL INVESTMENTS	$3,816,414,507	$—	$—	$3,816,414,507
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	898,945	$ 898,945	$ 6,456,483	$ 7,133,565	$—	$—	221,863	$ 221,863	$ 9,267	$—
State Street Navigator Securities Lending Government Money Market Portfolio	97,243,852	97,243,852	225,505,354	224,719,253	—	—	98,029,953	98,029,953	448,401	—
Total		$98,142,797	$231,961,837	$231,852,818	$—	$—		$98,251,816	$457,668	$—
See accompanying notes to schedule of investments.

SPDR S&P PHARMACEUTICALS ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
PHARMACEUTICALS — 99.8%
Aclaris Therapeutics, Inc. (a) (b)	105,354	$ 1,529,740
Aerie Pharmaceuticals, Inc. (a)	172,636	10,625,746
Akcea Therapeutics, Inc. (a) (b)	97,910	3,428,808
Akorn, Inc. (a)	919,608	11,936,512
Allergan PLC	91,808	17,487,588
Amneal Pharmaceuticals, Inc. (a)	338,948	7,521,256
Amphastar Pharmaceuticals, Inc. (a)	53,143	1,022,471
ANI Pharmaceuticals, Inc. (a)	36,780	2,079,541
Assembly Biosciences, Inc. (a)	89,910	3,339,257
Assertio Therapeutics, Inc. (a)	461,695	2,714,767
Bristol-Myers Squibb Co.	284,730	17,676,039
Catalent, Inc. (a)	302,750	13,790,263
Collegium Pharmaceutical, Inc. (a) (b)	234,718	3,459,743
Corcept Therapeutics, Inc. (a) (b)	465,348	6,524,179
Cymabay Therapeutics, Inc. (a)	222,017	2,459,948
Eli Lilly & Co.	163,375	17,531,771
Endo International PLC (a)	1,087,490	18,302,457
Endocyte, Inc. (a)	318,757	5,661,124
Horizon Pharma PLC (a)	476,395	9,327,814
Innoviva, Inc. (a)	272,371	4,150,934
Intersect ENT, Inc. (a)	112,455	3,233,081
Intra-Cellular Therapies, Inc. (a)	101,077	2,193,371
Jazz Pharmaceuticals PLC (a)	105,968	17,816,400
Johnson & Johnson	123,881	17,116,638
Mallinckrodt PLC (a)	566,564	16,605,991
Medicines Co. (a) (b)	301,037	9,004,017
Merck & Co., Inc.	246,931	17,517,285
Mylan NV (a)	461,052	16,874,503
MyoKardia, Inc. (a) (b)	95,678	6,238,206
Nektar Therapeutics (a)	291,650	17,778,984
Omeros Corp. (a) (b)	166,691	4,068,927
Pacira Pharmaceuticals, Inc. (a)	188,717	9,275,441
Perrigo Co. PLC	234,499	16,602,529
Pfizer, Inc.	402,240	17,726,717
Phibro Animal Health Corp. Class A	43,990	1,887,171
Prestige Consumer Healthcare, Inc. (a) (b)	188,373	7,137,453
Security Description	Shares	Value
Reata Pharmaceuticals, Inc. Class A (a)	63,253	$ 5,171,565
Revance Therapeutics, Inc. (a)	104,337	2,592,775
Supernus Pharmaceuticals, Inc. (a)	288,029	14,502,260
TherapeuticsMD, Inc. (a) (b)	880,256	5,774,479
Theravance Biopharma, Inc. (a) (b)	60,560	1,978,495
WaVe Life Sciences, Ltd. (a)	48,365	2,418,250
Zoetis, Inc.	194,138	17,775,275
Zogenix, Inc. (a) (b)	214,466	10,637,514
TOTAL COMMON STOCKS (Cost $390,736,147)		402,497,285
SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d)	576,431	576,431
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	11,401,454	11,401,454
TOTAL SHORT-TERM INVESTMENTS (Cost $11,977,885)		11,977,885
TOTAL INVESTMENTS — 102.8% (Cost $402,714,032)		414,475,170
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(11,370,541)
NET ASSETS — 100.0%		$ 403,104,629

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Pharmaceuticals	$402,497,285	$—	$—	$402,497,285
Short-Term Investments	11,977,885	—	—	11,977,885
TOTAL INVESTMENTS	$414,475,170	$—	$—	$414,475,170
See accompanying notes to schedule of investments.

SPDR S&P PHARMACEUTICALS ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	73,189	$ 73,189	$ 1,166,192	$ 662,950	$—	$—	576,431	$ 576,431	$ 1,667	$—
State Street Navigator Securities Lending Government Money Market Portfolio	9,907,907	9,907,907	25,484,752	23,991,205	—	—	11,401,454	11,401,454	49,617	—
Total		$9,981,096	$26,650,944	$24,654,155	$—	$—		$11,977,885	$51,284	$—
See accompanying notes to schedule of investments.

SPDR S&P REGIONAL BANKING ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
REGIONAL BANKS — 99.8%
Ameris Bancorp	756,729	$ 34,582,515
Associated Banc-Corp.	2,798,260	72,754,760
Banc of California, Inc.	982,504	18,569,326
Bancorp, Inc. (a)	520,455	4,991,163
BancorpSouth Bank	1,429,391	46,741,086
Bank of Hawaii Corp.	455,568	35,948,871
Bank OZK	2,273,093	86,286,610
BankUnited, Inc.	2,229,336	78,918,494
Banner Corp.	402,027	24,994,019
BB&T Corp.	1,829,030	88,781,116
Berkshire Hills Bancorp, Inc.	537,135	21,861,394
BOK Financial Corp.	451,107	43,883,689
Boston Private Financial Holdings, Inc.	1,070,716	14,615,273
Brookline Bancorp, Inc.	744,498	12,433,117
Cadence BanCorp	2,633,250	68,780,490
Canadian Imperial Bank of Commerce	1	94
Carolina Financial Corp.	220,054	8,300,437
Cathay General Bancorp	824,590	34,171,010
CenterState Bank Corp.	1,350,854	37,891,455
Central Pacific Financial Corp.	285,419	7,543,624
Chemical Financial Corp.	636,216	33,973,934
CIT Group, Inc.	1,720,409	88,790,308
Citizens Financial Group, Inc.	2,287,896	88,244,149
City Holding Co.	124,417	9,555,226
Columbia Banking System, Inc.	579,539	22,468,727
Comerica, Inc.	985,488	88,891,018
Commerce Bancshares, Inc.	873,977	57,699,962
Community Bank System, Inc. (b)	417,033	25,468,205
ConnectOne Bancorp, Inc.	281,792	6,692,560
Cullen/Frost Bankers, Inc.	822,929	85,946,705
Customers Bancorp, Inc. (a)	507,118	11,932,487
CVB Financial Corp.	1,149,776	25,663,000
Eagle Bancorp, Inc. (a)	279,526	14,144,016
East West Bancorp, Inc.	1,465,374	88,464,628
Enterprise Financial Services Corp.	216,548	11,487,871
Equity Bancshares, Inc. Class A (a)	126,329	4,959,677
FB Financial Corp.	178,787	7,004,875
FCB Financial Holdings, Inc. Class A (a)	1,074,730	50,942,202
Fidelity Southern Corp.	225,911	5,598,075
Fifth Third Bancorp	3,164,530	88,353,678
First BanCorp (a)	3,560,738	32,402,716
First Commonwealth Financial Corp.	890,517	14,372,944
First Financial Bancorp	695,875	20,667,487
First Financial Bankshares, Inc. (b)	478,343	28,270,071
First Foundation, Inc. (a)	484,444	7,567,015
First Hawaiian, Inc.	2,324,016	63,120,275
First Horizon National Corp.	5,130,516	88,552,706
Security Description	Shares	Value
First Interstate BancSystem, Inc. Class A	379,186	$ 16,987,533
First Merchants Corp.	343,488	15,453,525
First Midwest Bancorp, Inc.	1,064,162	28,296,068
First Republic Bank	915,767	87,913,632
FNB Corp.	5,286,502	67,244,305
Franklin Financial Network, Inc. (a)	278,664	10,895,762
Fulton Financial Corp.	1,915,345	31,890,494
Glacier Bancorp, Inc.	871,027	37,532,553
Great Western Bancorp, Inc.	514,169	21,692,790
Green Bancorp, Inc.	546,741	12,082,976
Guaranty Bancorp	322,620	9,581,814
Hancock Whitney Corp.	917,503	43,627,268
Hanmi Financial Corp.	464,485	11,565,676
Heartland Financial USA, Inc.	331,715	19,256,056
Heritage Commerce Corp.	492,109	7,342,266
Heritage Financial Corp.	518,364	18,220,495
Hilltop Holdings, Inc.	948,733	19,135,945
Home BancShares, Inc.	1,381,131	30,246,769
Hope Bancorp, Inc.	1,683,833	27,227,580
Huntington Bancshares, Inc.	5,864,323	87,495,699
IBERIABANK Corp.	766,632	62,365,513
Independent Bank Corp. (c)	157,601	13,017,843
Independent Bank Corp. (c)	246,829	5,837,506
Independent Bank Group, Inc.	438,975	29,104,042
International Bancshares Corp.	354,922	15,971,490
Investors Bancorp, Inc.	5,493,034	67,399,527
KeyCorp	4,605,542	91,604,230
Lakeland Bancorp, Inc.	211,254	3,813,135
LegacyTexas Financial Group, Inc.	547,851	23,338,453
Live Oak Bancshares, Inc. (b)	336,096	9,007,373
M&T Bank Corp.	536,387	88,257,117
MB Financial, Inc.	1,682,588	77,584,133
Midland States Bancorp, Inc.	163,078	5,234,804
National Bank Holdings Corp. Class A	310,305	11,682,983
NBT Bancorp, Inc.	164,316	6,306,448
OFG Bancorp	696,110	11,242,176
Old National Bancorp	1,814,505	35,019,946
Opus Bank	329,223	9,020,710
Pacific Premier Bancorp, Inc. (a)	886,115	32,963,478
PacWest Bancorp	1,826,108	87,014,046
Peapack Gladstone Financial Corp.	147,805	4,565,696
People's United Financial, Inc.	5,147,738	88,129,275
Pinnacle Financial Partners, Inc.	1,038,012	62,436,422
PNC Financial Services Group, Inc.	654,149	89,088,552
Popular, Inc.	1,298,532	66,549,765
Preferred Bank	229,579	13,430,371
Prosperity Bancshares, Inc.	915,042	63,458,163
QCR Holdings, Inc.	100,780	4,116,863
Regions Financial Corp.	4,841,084	88,833,891
Renasant Corp.	327,241	13,485,602
Sandy Spring Bancorp, Inc.	356,333	14,007,450

See accompanying notes to schedule of investments.

SPDR S&P REGIONAL BANKING ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Seacoast Banking Corp. of Florida (a)	630,567	$ 18,412,556
ServisFirst Bancshares, Inc. (b)	229,070	8,968,091
Signature Bank	767,473	88,136,599
Simmons First National Corp. Class A	765,872	22,554,930
South State Corp.	294,239	24,127,598
Southside Bancshares, Inc.	250,145	8,705,046
State Bank Financial Corp.	604,377	18,240,098
Sterling Bancorp	4,108,492	90,386,824
SunTrust Banks, Inc.	1,338,907	89,425,599
SVB Financial Group (a)	287,595	89,393,154
Synovus Financial Corp.	1,910,481	87,480,925
TCF Financial Corp.	2,970,490	70,727,367
Texas Capital Bancshares, Inc. (a)	1,055,636	87,248,315
TriState Capital Holdings, Inc. (a)	287,618	7,938,257
Triumph Bancorp, Inc. (a)	402,193	15,363,773
Trustmark Corp.	734,658	24,721,242
UMB Financial Corp.	484,227	34,331,694
Umpqua Holdings Corp.	4,185,788	87,064,390
Union Bankshares Corp.	853,756	32,895,219
United Bankshares, Inc.	1,096,865	39,871,043
United Community Banks, Inc.	955,719	26,655,003
Univest Corp. of Pennsylvania	204,961	5,421,218
Valley National Bancorp	5,481,908	61,671,465
Veritex Holdings, Inc. (a)	407,851	11,525,869
Webster Financial Corp.	1,203,459	70,955,943
Westamerica Bancorporation	189,604	11,406,577
Western Alliance Bancorp (a)	1,376,615	78,315,627
Wintrust Financial Corp.	892,072	75,772,596
Zions Bancorp	1,759,007	88,214,201
TOTAL COMMON STOCKS (Cost $5,342,117,708)		4,986,790,488
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (d) (e)	1,004,621	$ 1,004,621
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	24,565,197	24,565,197
TOTAL SHORT-TERM INVESTMENTS (Cost $25,569,818)		25,569,818
TOTAL INVESTMENTS — 100.3% (Cost $5,367,687,526)		5,012,360,306
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(16,755,812)
NET ASSETS — 100.0%		$ 4,995,604,494

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2018.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Regional Banks	$4,986,790,488	$—	$—	$4,986,790,488
Short-Term Investments	25,569,818	—	—	25,569,818
TOTAL INVESTMENTS	$5,012,360,306	$—	$—	$5,012,360,306
See accompanying notes to schedule of investments.

SPDR S&P REGIONAL BANKING ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,152,142	$ 1,152,142	$40,295,523	$40,443,044	$—	$—	1,004,621	$ 1,004,621	$38,640	$—
State Street Navigator Securities Lending Government Money Market Portfolio	10,550,422	10,550,422	27,188,394	13,173,619	—	—	24,565,197	24,565,197	9,971	—
Total		$11,702,564	$67,483,917	$53,616,663	$—	$—		$25,569,818	$48,611	$—
See accompanying notes to schedule of investments.

SPDR S&P RETAIL ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
APPAREL RETAIL — 25.2%
Abercrombie & Fitch Co. Class A	406,456	$ 8,584,351
American Eagle Outfitters, Inc.	332,337	8,251,928
Ascena Retail Group, Inc. (a)	1,496,684	6,839,846
Boot Barn Holdings, Inc. (a)	276,220	7,847,410
Buckle, Inc. (b)	323,028	7,445,795
Burlington Stores, Inc. (a)	49,971	8,141,275
Caleres, Inc.	221,937	7,958,661
Cato Corp. Class A	255,681	5,374,415
Chico's FAS, Inc.	958,846	8,313,195
Children's Place, Inc. (b)	63,536	8,119,901
Citi Trends, Inc.	56,833	1,635,085
DSW, Inc. Class A	262,683	8,899,700
Express, Inc. (a)	787,539	8,710,181
Foot Locker, Inc.	175,962	8,970,543
Gap, Inc.	295,104	8,513,750
Genesco, Inc. (a)	170,148	8,013,971
Guess?, Inc.	366,830	8,290,358
L Brands, Inc.	282,987	8,574,506
Ross Stores, Inc.	84,704	8,394,166
Shoe Carnival, Inc.	113,225	4,359,162
Tailored Brands, Inc.	317,029	7,985,960
TJX Cos., Inc.	75,376	8,443,620
Urban Outfitters, Inc. (a)	192,764	7,884,048
Zumiez, Inc. (a)	269,505	7,101,457
		182,653,284
AUTOMOTIVE RETAIL — 14.8%
Advance Auto Parts, Inc.	49,555	8,341,593
America's Car-Mart, Inc. (a)	26,166	2,046,181
Asbury Automotive Group, Inc. (a)	111,992	7,699,450
AutoNation, Inc. (a)	182,590	7,586,615
AutoZone, Inc. (a)	10,932	8,479,952
Camping World Holdings, Inc. Class A (b)	411,779	8,779,128
CarMax, Inc. (a)	101,811	7,602,227
Carvana Co. (a) (b)	129,241	7,636,851
Group 1 Automotive, Inc.	109,069	7,078,578
Lithia Motors, Inc. Class A (b)	94,630	7,727,486
Monro, Inc. (b)	115,314	8,025,854
Murphy USA, Inc. (a)	99,135	8,472,077
O'Reilly Automotive, Inc. (a)	24,187	8,400,629
Penske Automotive Group, Inc.	153,696	7,283,654
Sonic Automotive, Inc. Class A	124,283	2,404,876
		107,565,151
COMPUTER & ELECTRONICS RETAIL — 4.4%
Best Buy Co., Inc.	104,595	8,300,659
Conn's, Inc. (a)	234,562	8,291,767
GameStop Corp. Class A (b)	488,286	7,456,127
Rent-A-Center, Inc. (a)	562,683	8,091,382
		32,139,935
Security Description	Shares	Value
DEPARTMENT STORES — 5.3%
Dillard's, Inc. Class A (b)	105,871	$ 8,082,192
JC Penney Co., Inc. (a) (b)	4,337,721	7,200,617
Kohl's Corp. (b)	101,418	7,560,712
Macy's, Inc.	226,042	7,850,439
Nordstrom, Inc.	125,167	7,486,238
		38,180,198
DRUG RETAIL — 2.3%
Rite Aid Corp. (a) (b)	6,355,250	8,134,720
Walgreens Boots Alliance, Inc.	116,651	8,503,858
		16,638,578
FOOD RETAIL — 5.3%
Casey's General Stores, Inc.	65,000	8,392,150
Ingles Markets, Inc. Class A	47,453	1,625,265
Kroger Co.	294,900	8,584,539
Sprouts Farmers Market, Inc. (a)	290,518	7,963,098
SUPERVALU, Inc. (a)	254,357	8,195,383
Weis Markets, Inc.	82,427	3,577,332
		38,337,767
GENERAL MERCHANDISE STORES — 5.7%
Big Lots, Inc. (b)	197,134	8,238,230
Dollar General Corp.	75,277	8,227,776
Dollar Tree, Inc. (a)	96,952	7,906,435
Ollie's Bargain Outlet Holdings, Inc. (a)	90,237	8,671,776
Target Corp.	93,233	8,224,083
		41,268,300
HYPERMARKETS & SUPER CENTERS — 3.3%
Costco Wholesale Corp.	34,833	8,181,575
PriceSmart, Inc.	94,776	7,672,117
Walmart, Inc.	86,673	8,139,462
		23,993,154
INTERNET & DIRECT MARKETING RETAIL — 19.4%
Amazon.com, Inc. (a)	4,151	8,314,453
Booking Holdings, Inc. (a)	4,282	8,495,488
eBay, Inc. (a)	240,432	7,939,065
Etsy, Inc. (a)	155,122	7,970,168
Expedia Group, Inc.	63,192	8,245,292
Groupon, Inc. (a) (b)	2,049,589	7,726,950
GrubHub, Inc. (a)	56,120	7,779,354
Lands' End, Inc. (a)	163,627	2,871,654
Liberty Expedia Holdings, Inc. Class A (a)	176,852	8,319,118
Nutrisystem, Inc. (b)	233,575	8,653,954
Overstock.com, Inc. (a) (b)	298,941	8,280,666
PetMed Express, Inc. (b)	222,781	7,354,001
Quotient Technology, Inc. (a)	202,567	3,139,788
Qurate Retail, Inc. (a)	369,956	8,216,723
Shutterfly, Inc. (a)	111,931	7,375,134
Shutterstock, Inc.	121,722	6,643,587

See accompanying notes to schedule of investments.

SPDR S&P RETAIL ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Stamps.com, Inc. (a)	36,048	$ 8,154,058
Stitch Fix, Inc. Class A (a) (b)	166,195	7,274,355
Wayfair, Inc. Class A (a)	54,693	8,076,515
		140,830,323
SPECIALTY STORES — 13.8%
Dick's Sporting Goods, Inc.	222,047	7,878,228
Five Below, Inc. (a)	62,938	8,185,716
Hibbett Sports, Inc. (a) (b)	402,871	7,573,975
MarineMax, Inc. (a)	165,712	3,521,380
Michaels Cos., Inc. (a)	474,990	7,709,088
National Vision Holdings, Inc. (a)	183,495	8,282,964
Office Depot, Inc.	2,499,462	8,023,273
Party City Holdco, Inc. (a)	553,942	7,505,914
Sally Beauty Holdings, Inc. (a) (b)	459,020	8,441,378
Signet Jewelers, Ltd. (b)	124,881	8,233,404
Tiffany & Co.	63,710	8,216,679
Tractor Supply Co.	93,798	8,524,362
Ulta Salon Cosmetics & Fragrance, Inc. (a)	29,367	8,285,018
		100,381,379
TOTAL COMMON STOCKS (Cost $790,809,139)		721,988,069
SHORT-TERM INVESTMENTS — 7.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d)	2,549,541	2,549,541
Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	50,251,665	$ 50,251,665
TOTAL SHORT-TERM INVESTMENTS (Cost $52,801,206)		52,801,206
TOTAL INVESTMENTS — 106.8% (Cost $843,610,345)		774,789,275
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.8)%		(49,514,131)
NET ASSETS — 100.0%		$ 725,275,144

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Apparel Retail	$182,653,284	$—	$—	$182,653,284
Automotive Retail	107,565,151	—	—	107,565,151
Computer & Electronics Retail	32,139,935	—	—	32,139,935
Department Stores	38,180,198	—	—	38,180,198
Drug Retail	16,638,578	—	—	16,638,578
Food Retail	38,337,767	—	—	38,337,767
General Merchandise Stores	41,268,300	—	—	41,268,300
Hypermarkets & Super Centers	23,993,154	—	—	23,993,154
Internet & Direct Marketing Retail	140,830,323	—	—	140,830,323
Specialty Stores	100,381,379	—	—	100,381,379
Short-Term Investments	52,801,206	—	—	52,801,206
TOTAL INVESTMENTS	$774,789,275	$—	$—	$774,789,275
See accompanying notes to schedule of investments.

SPDR S&P RETAIL ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	433,753	$ 433,753	$ 5,410,374	$ 3,294,586	$—	$—	2,549,541	$ 2,549,541	$ 5,359	$—
State Street Navigator Securities Lending Government Money Market Portfolio	26,695,941	26,695,941	82,857,830	59,302,106	—	—	50,251,665	50,251,665	225,871	—
Total		$27,129,694	$88,268,204	$62,596,692	$—	$—		$52,801,206	$231,230	$—
See accompanying notes to schedule of investments.

SPDR S&P SEMICONDUCTOR ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
SEMICONDUCTOR EQUIPMENT — 3.2%
Applied Materials, Inc.	262,447	$ 10,143,577
SEMICONDUCTORS — 96.7%
Advanced Micro Devices, Inc. (a) (b)	313,622	9,687,784
Analog Devices, Inc.	110,899	10,253,722
Broadcom, Inc.	43,291	10,681,188
CEVA, Inc. (a)	77,174	2,218,752
Cirrus Logic, Inc. (a)	258,414	9,974,780
Cree, Inc. (a) (b)	243,234	9,211,272
Cypress Semiconductor Corp.	658,647	9,543,795
Diodes, Inc. (a)	211,274	7,033,311
First Solar, Inc. (a)	212,847	10,306,052
Inphi Corp. (a) (b)	283,273	10,758,709
Integrated Device Technology, Inc. (a)	217,277	10,214,192
Intel Corp.	225,328	10,655,761
Lattice Semiconductor Corp. (a)	529,665	4,237,320
MACOM Technology Solutions Holdings, Inc. (a) (b)	364,912	7,517,187
Marvell Technology Group, Ltd.	540,945	10,440,238
Maxim Integrated Products, Inc.	177,196	9,992,082
MaxLinear, Inc. (a) (b)	477,863	9,499,916
Microchip Technology, Inc. (b)	122,749	9,686,124
Micron Technology, Inc. (a)	231,637	10,476,942
Monolithic Power Systems, Inc.	74,249	9,320,477
NVIDIA Corp.	37,123	10,432,305
ON Semiconductor Corp. (a)	516,458	9,518,321
Power Integrations, Inc.	89,456	5,653,619
Qorvo, Inc. (a)	135,482	10,417,211
QUALCOMM, Inc. (b)	136,661	9,843,692
Rambus, Inc. (a)	481,193	5,249,816
Semtech Corp. (a)	171,934	9,559,530
Silicon Laboratories, Inc. (a)	108,417	9,952,681
Skyworks Solutions, Inc.	116,963	10,609,714
SunPower Corp. (a) (b)	1,057,993	7,723,349
Security Description	Shares	Value
Synaptics, Inc. (a) (b)	223,317	$ 10,187,722
Texas Instruments, Inc.	97,393	10,449,295
Universal Display Corp. (b)	85,345	10,062,175
Xilinx, Inc.	132,287	10,605,449
		311,974,483
TOTAL COMMON STOCKS (Cost $328,977,418)		322,118,060
SHORT-TERM INVESTMENTS — 6.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d)	329,402	329,402
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	19,677,999	19,677,999
TOTAL SHORT-TERM INVESTMENTS (Cost $20,007,401)		20,007,401
TOTAL INVESTMENTS — 106.1% (Cost $348,984,819)		342,125,461
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.1)%		(19,581,915)
NET ASSETS — 100.0%		$ 322,543,546

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Semiconductor Equipment	$ 10,143,577	$—	$—	$ 10,143,577
Semiconductors	311,974,483	—	—	311,974,483
Short-Term Investments	20,007,401	—	—	20,007,401
TOTAL INVESTMENTS	$342,125,461	$—	$—	$342,125,461
See accompanying notes to schedule of investments.

SPDR S&P SEMICONDUCTOR ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	353,135	$ 353,135	$ 7,381,575	$ 7,405,308	$—	$—	329,402	$ 329,402	$ 3,361	$—
State Street Navigator Securities Lending Government Money Market Portfolio	21,352,130	21,352,130	56,629,862	58,303,993	—	—	19,677,999	19,677,999	435,418	—
Total		$21,705,265	$64,011,437	$65,709,301	$—	$—		$20,007,401	$438,779	$—
See accompanying notes to schedule of investments.

SPDR S&P SOFTWARE & SERVICES ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
APPLICATION SOFTWARE — 46.9%
2U, Inc. (a)	10,868	$ 817,165
8x8, Inc. (a)	39,908	848,045
ACI Worldwide, Inc. (a)	31,383	883,118
Adobe Systems, Inc. (a)	3,305	892,185
Alarm.com Holdings, Inc. (a)	16,081	923,049
Altair Engineering, Inc. Class A (a)	22,709	986,706
Alteryx, Inc. Class A (a)	14,995	857,864
ANSYS, Inc. (a)	4,791	894,384
Appfolio, Inc. Class A (a)	10,219	801,170
Apptio, Inc. Class A (a)	22,021	813,896
Aspen Technology, Inc. (a)	7,655	871,981
Autodesk, Inc. (a)	5,999	936,504
Avaya Holdings Corp. (a) (b)	41,840	926,338
Benefitfocus, Inc. (a) (b)	21,566	872,345
Blackbaud, Inc.	8,687	881,557
Blackline, Inc. (a)	16,044	906,005
Bottomline Technologies DE, Inc. (a)	13,086	951,483
Box, Inc. Class A (a) (b)	36,698	877,449
Cadence Design Systems, Inc. (a)	19,626	889,450
CDK Global, Inc.	14,430	902,741
Ceridian HCM Holding, Inc. (a) (b)	21,904	920,625
Cision, Ltd. (a)	56,816	954,509
Citrix Systems, Inc. (a)	8,083	898,506
Cloudera, Inc. (a)	48,892	862,944
Cornerstone OnDemand, Inc. (a)	15,862	900,168
Coupa Software, Inc. (a)	11,478	907,910
DocuSign, Inc. (a) (b)	16,879	887,329
Dropbox, Inc. Class A (a) (b)	34,813	934,033
Ebix, Inc. (b)	11,377	900,490
Ellie Mae, Inc. (a) (b)	9,036	856,342
Envestnet, Inc. (a)	14,389	877,010
Everbridge, Inc. (a)	14,583	840,564
Fair Isaac Corp. (a)	3,783	864,605
Five9, Inc. (a)	19,244	840,770
Guidewire Software, Inc. (a)	8,461	854,646
Hortonworks, Inc. (a)	35,605	812,150
HubSpot, Inc. (a)	5,662	854,679
Instructure, Inc. (a)	22,390	792,606
Intuit, Inc.	3,990	907,326
j2 Global, Inc.	10,918	904,556
LivePerson, Inc. (a)	33,502	869,377
LogMeIn, Inc.	10,688	952,301
Manhattan Associates, Inc. (a)	14,999	818,945
MicroStrategy, Inc. Class A (a)	6,088	856,095
MINDBODY, Inc. Class A (a) (b)	22,956	933,161
Model N, Inc. (a)	55,193	874,809
Monotype Imaging Holdings, Inc.	44,397	896,819
New Relic, Inc. (a)	8,491	800,107
Nuance Communications, Inc. (a)	54,236	939,367
Nutanix, Inc. Class A (a)	17,294	738,800
Paycom Software, Inc. (a) (b)	5,559	863,924
Paylocity Holding Corp. (a)	10,666	856,693
Pegasystems, Inc.	13,830	865,758
Security Description	Shares	Value
Pivotal Software, Inc. Class A (a) (b)	40,514	$ 793,264
Pluralsight, Inc. Class A (a) (b)	24,725	791,200
PROS Holdings, Inc. (a) (b)	22,979	804,725
PTC, Inc. (a)	8,592	912,384
Q2 Holdings, Inc. (a)	13,798	835,469
RealPage, Inc. (a)	14,264	939,998
RingCentral, Inc. Class A (a)	9,487	882,765
salesforce.com, Inc. (a)	5,765	916,808
SendGrid, Inc. (a)	25,074	922,472
Splunk, Inc. (a)	7,242	875,630
SPS Commerce, Inc. (a)	9,051	898,221
SS&C Technologies Holdings, Inc.	15,787	897,175
Synopsys, Inc. (a)	8,839	871,614
Trade Desk, Inc. Class A (a) (b)	6,215	937,906
Tyler Technologies, Inc. (a)	3,642	892,508
Ultimate Software Group, Inc. (a)	2,745	884,412
Upland Software, Inc. (a)	26,078	842,580
Verint Systems, Inc. (a)	18,895	946,639
Workday, Inc. Class A (a)	6,010	877,340
Workiva, Inc. (a)	23,613	932,713
Yext, Inc. (a)	35,218	834,667
Zendesk, Inc. (a)	12,620	896,020
		65,957,869
DATA PROCESSING & OUTSOURCED SERVICES — 22.7%
Alliance Data Systems Corp.	3,760	887,962
Automatic Data Processing, Inc.	6,157	927,614
Black Knight, Inc. (a)	16,907	878,319
Broadridge Financial Solutions, Inc.	6,592	869,814
Cardtronics PLC Class A (a)	28,942	915,725
Conduent, Inc. (a)	39,017	878,663
Convergys Corp.	36,346	862,854
CoreLogic, Inc. (a)	17,771	878,065
CSG Systems International, Inc.	22,613	907,686
Euronet Worldwide, Inc. (a)	8,875	889,452
Everi Holdings, Inc. (a)	95,772	878,229
EVERTEC, Inc.	36,907	889,459
ExlService Holdings, Inc. (a)	13,929	922,100
Fidelity National Information Services, Inc.	8,245	899,282
First Data Corp. Class A (a)	34,601	846,686
Fiserv, Inc. (a)	11,162	919,526
FleetCor Technologies, Inc. (a)	4,107	935,739
Genpact, Ltd.	29,680	908,505
Global Payments, Inc.	7,061	899,571
Jack Henry & Associates, Inc.	5,575	892,446
Mastercard, Inc. Class A	4,166	927,393
MAXIMUS, Inc.	13,706	891,712
NIC, Inc.	55,700	824,360
Paychex, Inc.	12,206	898,972
PayPal Holdings, Inc. (a)	10,001	878,488
Sabre Corp.	34,746	906,176
Square, Inc. Class A (a)	9,997	989,803
Sykes Enterprises, Inc. (a)	29,477	898,754
Syntel, Inc. (a)	22,188	909,264
Total System Services, Inc.	9,187	907,124

See accompanying notes to schedule of investments.

SPDR S&P SOFTWARE & SERVICES ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Travelport Worldwide, Ltd.	51,150	$ 862,900
TTEC Holdings, Inc.	20,415	528,749
Visa, Inc. Class A	6,141	921,703
Western Union Co.	48,474	923,914
WEX, Inc. (a)	4,606	924,701
Worldpay, Inc. Class A	9,175	929,152
		32,010,862
INTERACTIVE HOME ENTERTAINMENT — 3.3%
Activision Blizzard, Inc.	11,172	929,399
Electronic Arts, Inc. (a)	7,945	957,293
Glu Mobile, Inc. (a)	119,463	889,999
Take-Two Interactive Software, Inc. (a)	6,770	934,192
Zynga, Inc. Class A (a)	225,850	905,659
		4,616,542
IT CONSULTING & OTHER SERVICES — 11.6%
Accenture PLC Class A	5,290	900,358
Booz Allen Hamilton Holding Corp.	17,323	859,741
CACI International, Inc. Class A (a)	4,636	853,719
Cognizant Technology Solutions Corp. Class A	11,902	918,239
DXC Technology Co.	9,820	918,366
EPAM Systems, Inc. (a)	6,470	890,919
Gartner, Inc. (a) (b)	5,812	921,202
International Business Machines Corp.	6,121	925,556
Leidos Holdings, Inc.	12,757	882,274
LiveRamp Holdings, Inc. (a)	18,708	924,362
ManTech International Corp. Class A	13,612	861,640
Perficient, Inc. (a)	27,876	742,895
Perspecta, Inc.	35,466	912,186
Presidio, Inc.	27,146	413,977
Science Applications International Corp.	11,416	920,130
Switch, Inc. Class A (b)	81,721	882,587
Teradata Corp. (a)	22,778	858,958
Unisys Corp. (a) (b)	45,396	926,078
Virtusa Corp. (a)	15,573	836,426
		16,349,613
SYSTEMS SOFTWARE — 15.4%
A10 Networks, Inc. (a)	69,712	423,849
Appian Corp. (a) (b)	24,645	815,750
CA, Inc.	20,611	909,976
CommVault Systems, Inc. (a)	13,045	913,150
Dell Technologies, Inc. Class V (a)	9,203	893,795
FireEye, Inc. (a) (b)	54,432	925,344
ForeScout Technologies, Inc. (a)	23,736	896,271
Fortinet, Inc. (a)	10,049	927,221
Security Description	Shares	Value
Imperva, Inc. (a)	19,134	$ 888,774
Microsoft Corp.	8,008	915,875
OneSpan, Inc. (a)	49,077	934,917
Oracle Corp.	18,435	950,509
Progress Software Corp.	21,338	753,018
Proofpoint, Inc. (a)	8,156	867,227
Qualys, Inc. (a)	9,597	855,093
Rapid7, Inc. (a)	24,019	886,781
Red Hat, Inc. (a)	6,099	831,172
SailPoint Technologies Holding, Inc. (a)	27,799	945,722
ServiceNow, Inc. (a)	4,473	875,053
Symantec Corp.	45,328	964,580
Tableau Software, Inc. Class A (a)	7,857	877,941
TiVo Corp.	65,554	816,147
Varonis Systems, Inc. (a)	11,618	851,018
VMware, Inc. Class A (a)	5,582	871,127
Zscaler, Inc. (a) (b)	21,293	868,329
		21,658,639
TOTAL COMMON STOCKS (Cost $125,790,770)		140,593,525
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d)	661,485	661,485
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	3,195,977	3,195,977
TOTAL SHORT-TERM INVESTMENTS (Cost $3,857,462)		3,857,462
TOTAL INVESTMENTS — 102.7% (Cost $129,648,232)		144,450,987
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(3,753,426)
NET ASSETS — 100.0%		$ 140,697,561

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P SOFTWARE & SERVICES ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Application Software	$ 65,957,869	$—	$—	$ 65,957,869
Data Processing & Outsourced Services	32,010,862	—	—	32,010,862
Interactive Home Entertainment	4,616,542	—	—	4,616,542
IT Consulting & Other Services	16,349,613	—	—	16,349,613
Systems Software	21,658,639	—	—	21,658,639
Short-Term Investments	3,857,462	—	—	3,857,462
TOTAL INVESTMENTS	$144,450,987	$—	$—	$144,450,987
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	131,474	$ 131,474	$ 668,841	$ 138,830	$—	$—	661,485	$ 661,485	$ 809	$—
State Street Navigator Securities Lending Government Money Market Portfolio	1,945,755	1,945,755	4,767,995	3,517,773	—	—	3,195,977	3,195,977	3,347	—
Total		$2,077,229	$5,436,836	$3,656,603	$—	$—		$3,857,462	$4,156	$—
See accompanying notes to schedule of investments.

SPDR S&P TECHNOLOGY HARDWARE ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
DATA PROCESSING & OUTSOURCED SERVICES — 2.8%
Xerox Corp.	4,036	$ 108,891
ELECTRONIC COMPONENTS — 25.1%
Amphenol Corp. Class A	1,170	110,003
AVX Corp.	2,200	39,710
Belden, Inc. (a)	1,551	110,757
Corning, Inc.	3,212	113,384
Dolby Laboratories, Inc. Class A	1,591	111,322
II-VI, Inc. (b)	2,377	112,432
Knowles Corp. (b)	5,456	90,679
Littelfuse, Inc.	511	101,122
Rogers Corp. (b)	620	91,338
Vishay Intertechnology, Inc. (a)	5,257	106,980
		987,727
ELECTRONIC EQUIPMENT & INSTRUMENTS — 36.9%
Badger Meter, Inc.	669	35,424
Cognex Corp.	2,033	113,482
Coherent, Inc. (a) (b)	618	106,414
Control4 Corp. (b)	1,492	51,220
Electro Scientific Industries, Inc. (b)	5,545	96,760
FARO Technologies, Inc. (b)	503	32,368
Fitbit, Inc. Class A (a) (b)	20,560	109,996
FLIR Systems, Inc.	1,800	110,646
Itron, Inc. (b)	1,700	109,140
Keysight Technologies, Inc. (b)	1,722	114,134
Mesa Laboratories, Inc.	170	31,556
MTS Systems Corp.	477	26,116
National Instruments Corp.	2,314	111,836
Novanta, Inc. (b)	1,165	79,686
OSI Systems, Inc. (b)	1,059	80,812
Trimble, Inc. (b)	2,568	111,605
Vishay Precision Group, Inc. (b)	488	18,251
Zebra Technologies Corp. Class A (b)	634	112,110
		1,451,556
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 34.9%
3D Systems Corp. (a) (b)	6,127	115,800
Security Description	Shares	Value
Apple, Inc.	506	$ 114,224
Cray, Inc. (b)	1,961	42,162
Diebold Nixdorf, Inc. (a)	26,042	117,189
Electronics For Imaging, Inc. (b)	3,063	104,387
Hewlett Packard Enterprise Co.	6,796	110,843
HP, Inc.	4,524	116,583
Immersion Corp. (b)	4,981	52,649
NCR Corp. (b)	3,949	112,191
NetApp, Inc.	1,321	113,461
Pure Storage, Inc. Class A (b)	3,985	103,411
Seagate Technology PLC	2,346	111,083
USA Technologies, Inc. (a) (b)	5,483	39,478
Western Digital Corp.	1,989	116,436
		1,369,897
TOTAL COMMON STOCKS (Cost $4,002,426)		3,918,071
SHORT-TERM INVESTMENTS — 7.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d)	6,132	6,132
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	288,425	288,425
TOTAL SHORT-TERM INVESTMENTS (Cost $294,557)		294,557
TOTAL INVESTMENTS — 107.2% (Cost $4,296,983)		4,212,628
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.2)%		(284,166)
NET ASSETS — 100.0%		$ 3,928,462

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Data Processing & Outsourced Services	$ 108,891	$—	$—	$ 108,891
Electronic Components	987,727	—	—	987,727
Electronic Equipment & Instruments	1,451,556	—	—	1,451,556
See accompanying notes to schedule of investments.

SPDR S&P TECHNOLOGY HARDWARE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Technology Hardware, Storage & Peripherals	$1,369,897	$—	$—	1,369,897
Short-Term Investments	294,557	—	—	294,557
TOTAL INVESTMENTS	$4,212,628	$—	$—	$4,212,628
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,880	$ 4,880	$ 28,706	$ 27,454	$—	$—	6,132	$ 6,132	$ 32	$—
State Street Navigator Securities Lending Government Money Market Portfolio	189,287	189,287	1,932,110	1,832,972	—	—	288,425	288,425	664	—
Total		$194,167	$1,960,816	$1,860,426	$—	$—		$294,557	$696	$—
See accompanying notes to schedule of investments.

SPDR S&P TELECOM ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALTERNATIVE CARRIERS — 13.6%
CenturyLink, Inc.	161,466	$ 3,423,079
Cogent Communications Holdings, Inc.	59,426	3,315,971
Iridium Communications, Inc. (a)	182,478	4,105,755
ORBCOMM, Inc. (a)	133,978	1,455,001
Vonage Holdings Corp. (a)	257,970	3,652,855
Zayo Group Holdings, Inc. (a)	105,649	3,668,133
		19,620,794
COMMUNICATIONS EQUIPMENT — 62.6%
Acacia Communications, Inc. (a) (b)	93,212	3,856,180
ADTRAN, Inc.	57,634	1,017,240
Applied Optoelectronics, Inc. (a) (b)	107,797	2,658,274
Arista Networks, Inc. (a)	13,601	3,615,962
ARRIS International PLC (a)	138,403	3,597,094
CalAmp Corp. (a)	79,595	1,907,096
Ciena Corp. (a)	118,227	3,693,411
Cisco Systems, Inc.	77,505	3,770,618
CommScope Holding Co., Inc. (a)	121,276	3,730,450
Comtech Telecommunications Corp.	31,088	1,127,562
EchoStar Corp. Class A (a)	65,110	3,019,151
Extreme Networks, Inc. (a)	642,249	3,519,525
F5 Networks, Inc. (a)	18,894	3,767,842
Finisar Corp. (a) (b)	195,608	3,726,332
Infinera Corp. (a)	511,784	3,736,023
InterDigital, Inc.	45,979	3,678,320
Juniper Networks, Inc.	132,289	3,964,701
Lumentum Holdings, Inc. (a) (b)	60,163	3,606,772
Motorola Solutions, Inc.	29,014	3,775,882
NETGEAR, Inc. (a)	55,341	3,478,182
NetScout Systems, Inc. (a)	147,793	3,731,773
Oclaro, Inc. (a)	405,552	3,625,635
Palo Alto Networks, Inc. (a)	15,679	3,531,852
Plantronics, Inc.	59,171	3,568,011
Ubiquiti Networks, Inc. (b)	37,575	3,714,665
ViaSat, Inc. (a) (b)	57,677	3,688,444
Viavi Solutions, Inc. (a)	326,072	3,697,656
		90,804,653
INTEGRATED TELECOMMUNICATION SERVICES — 11.2%
AT&T, Inc.	109,742	3,685,136
ATN International, Inc.	11,221	829,008
Cincinnati Bell, Inc. (a) (b)	126,717	2,021,136
Security Description	Shares	Value
Consolidated Communications Holdings, Inc. (b)	152,766	$ 1,992,069
Frontier Communications Corp. (b)	636,713	4,132,267
Verizon Communications, Inc.	67,307	3,593,521
		16,253,137
WIRELESS TELECOMMUNICATION SERVICES — 12.5%
Boingo Wireless, Inc. (a)	71,882	2,508,682
NII Holdings, Inc. (a) (b)	324,275	1,900,251
Shenandoah Telecommunications Co.	34,779	1,347,686
Sprint Corp. (a)	578,211	3,781,500
Telephone & Data Systems, Inc.	119,185	3,626,800
T-Mobile US, Inc. (a)	53,823	3,777,298
United States Cellular Corp. (a)	26,828	1,201,358
		18,143,575
TOTAL COMMON STOCKS (Cost $148,768,151)		144,822,159
SHORT-TERM INVESTMENTS — 8.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d)	190,655	190,655
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	12,668,722	12,668,722
TOTAL SHORT-TERM INVESTMENTS (Cost $12,859,377)		12,859,377
TOTAL INVESTMENTS — 108.7% (Cost $161,627,528)		157,681,536
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.7)%		(12,678,702)
NET ASSETS — 100.0%		$ 145,002,834

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P TELECOM ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Alternative Carriers	$ 19,620,794	$—	$—	$ 19,620,794
Communications Equipment	90,804,653	—	—	90,804,653
Integrated Telecommunication Services	16,253,137	—	—	16,253,137
Wireless Telecommunication Services	18,143,575	—	—	18,143,575
Short-Term Investments	12,859,377	—	—	12,859,377
TOTAL INVESTMENTS	$157,681,536	$—	$—	$157,681,536
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	563,875	$ 563,875	$ 1,253,898	$ 1,627,118	$—	$—	190,655	$ 190,655	$ 1,824	$—
State Street Navigator Securities Lending Government Money Market Portfolio	12,522,432	12,522,432	71,050,703	70,904,413	—	—	12,668,722	12,668,722	159,268	—
Total		$13,086,307	$72,304,601	$72,531,531	$—	$—		$12,859,377	$161,092	$—
See accompanying notes to schedule of investments.

SPDR S&P TRANSPORTATION ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 22.5%
Air Transport Services Group, Inc. (a)	133,829	$ 2,873,309
Atlas Air Worldwide Holdings, Inc. (a)	94,153	6,002,254
C.H. Robinson Worldwide, Inc.	60,105	5,885,482
Echo Global Logistics, Inc. (a)	139,316	4,311,830
Expeditors International of Washington, Inc.	79,828	5,869,753
FedEx Corp.	23,566	5,674,457
Forward Air Corp.	56,891	4,079,085
Hub Group, Inc. Class A (a)	124,542	5,679,115
United Parcel Service, Inc. Class B	49,914	5,827,459
XPO Logistics, Inc. (a)	52,508	5,994,838
		52,197,582
AIRLINES — 25.3%
Alaska Air Group, Inc.	87,275	6,009,757
Allegiant Travel Co.	49,005	6,213,834
American Airlines Group, Inc.	151,328	6,254,386
Delta Air Lines, Inc.	103,806	6,003,101
Hawaiian Holdings, Inc.	155,199	6,223,480
JetBlue Airways Corp. (a)	313,612	6,071,528
SkyWest, Inc.	69,136	4,072,110
Southwest Airlines Co.	96,335	6,016,121
Spirit Airlines, Inc. (a)	122,298	5,744,337
United Continental Holdings, Inc. (a)	66,571	5,928,813
		58,537,467
AIRPORT SERVICES — 2.6%
Macquarie Infrastructure Corp.	129,231	5,961,426
MARINE — 4.1%
Kirby Corp. (a)	73,767	6,067,336
Matson, Inc.	84,937	3,366,903
		9,434,239
RAILROADS — 13.1%
CSX Corp.	81,863	6,061,955
Genesee & Wyoming, Inc. Class A (a)	67,519	6,143,554
Kansas City Southern	51,323	5,813,869
Norfolk Southern Corp.	33,545	6,054,873
Union Pacific Corp.	38,217	6,222,874
		30,297,125
Security Description	Shares	Value
TRUCKING — 32.3%
AMERCO	16,672	$ 5,946,069
ArcBest Corp.	112,393	5,456,680
Avis Budget Group, Inc. (a) (b)	176,649	5,677,499
Daseke, Inc. (a)	139,656	1,120,041
Heartland Express, Inc.	158,111	3,119,530
Hertz Global Holdings, Inc. (a)	321,093	5,243,449
JB Hunt Transport Services, Inc.	48,329	5,748,251
Knight-Swift Transportation Holdings, Inc. (b)	165,372	5,702,026
Landstar System, Inc.	48,235	5,884,670
Marten Transport, Ltd.	122,921	2,587,487
Old Dominion Freight Line, Inc.	36,299	5,853,577
Ryder System, Inc.	76,799	5,611,703
Saia, Inc. (a)	73,897	5,649,426
Schneider National, Inc. Class B	224,292	5,602,814
Werner Enterprises, Inc.	159,501	5,638,360
		74,841,582
TOTAL COMMON STOCKS (Cost $221,006,059)		231,269,421
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d) (Cost $265,169),	265,169	265,169
TOTAL INVESTMENTS — 100.0% (Cost $221,271,228)		231,534,590
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%(e)		3,915
NET ASSETS — 100.0%		$ 231,538,505

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Air Freight & Logistics	$ 52,197,582	$—	$—	$ 52,197,582
Airlines	58,537,467	—	—	58,537,467
See accompanying notes to schedule of investments.

SPDR S&P TRANSPORTATION ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Airport Services	$ 5,961,426	$—	$—	5,961,426
Marine	9,434,239	—	—	9,434,239
Railroads	30,297,125	—	—	30,297,125
Trucking	74,841,582	—	—	74,841,582
Short-Term Investment	265,169	—	—	265,169
TOTAL INVESTMENTS	$231,534,590	$—	$—	$231,534,590
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	563,163	$563,163	$785,885	$1,083,879	$—	$—	265,169	$265,169	$1,657	$—
See accompanying notes to schedule of investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.9%
Hexcel Corp.	7,459	$ 500,126
Northrop Grumman Corp.	14,532	4,612,021
Spirit AeroSystems Holdings, Inc. Class A	9,428	864,265
Teledyne Technologies, Inc. (a)	2,974	733,626
		6,710,038
AIRLINES — 1.1%
Alaska Air Group, Inc.	11,478	790,375
Southwest Airlines Co.	48,435	3,024,766
		3,815,141
BANKS — 8.2%
BankUnited, Inc.	9,440	334,176
Comerica, Inc.	15,268	1,377,174
East West Bancorp, Inc.	13,187	796,099
Investors Bancorp, Inc.	23,296	285,842
MB Financial, Inc.	6,846	315,669
Prosperity Bancshares, Inc.	5,518	382,673
Signature Bank	5,052	580,172
SVB Financial Group (a)	4,394	1,365,787
Umpqua Holdings Corp.	19,208	399,526
US Bancorp	137,470	7,259,791
Valley National Bancorp	26,770	301,162
Wells Fargo & Co.	304,271	15,992,484
		29,390,555
BEVERAGES — 8.2%
Coca-Cola Co.	354,346	16,367,242
PepsiCo, Inc.	118,529	13,251,542
		29,618,784
BIOTECHNOLOGY — 6.0%
Alexion Pharmaceuticals, Inc. (a)	18,626	2,589,200
Amgen, Inc.	55,381	11,479,927
Biogen, Inc. (a)	17,677	6,245,461
Loxo Oncology, Inc. (a) (b)	2,146	366,601
Sarepta Therapeutics, Inc. (a)	5,211	841,629
		21,522,818
BUILDING PRODUCTS — 0.9%
Johnson Controls International PLC	77,348	2,707,180
USG Corp. (a)	11,502	498,152
		3,205,332
CAPITAL MARKETS — 1.9%
Franklin Resources, Inc.	26,162	795,587
Northern Trust Corp.	18,494	1,888,792
S&P Global, Inc.	21,049	4,112,764
		6,797,143
CHEMICALS — 2.2%
Chemours Co.	17,324	683,259
Ecolab, Inc.	24,114	3,780,593
FMC Corp.	11,137	970,924
International Flavors & Fragrances, Inc.	7,295	1,014,880
Mosaic Co.	29,428	955,821
Security Description	Shares	Value
Valvoline, Inc.	19,421	$ 417,746
		7,823,223
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Rollins, Inc.	8,730	529,824
CONSUMER FINANCE — 0.8%
Discover Financial Services	29,091	2,224,007
Navient Corp.	27,476	370,376
Santander Consumer USA Holdings, Inc.	11,724	234,949
		2,829,332
CONTAINERS & PACKAGING — 0.2%
Bemis Co., Inc.	8,618	418,835
Graphic Packaging Holding Co.	25,748	360,729
		779,564
DIVERSIFIED CONSUMER SERVICES — 0.2%
Bright Horizons Family Solutions, Inc. (a)	4,847	571,170
Weight Watchers International, Inc. (a) (b)	107	7,703
		578,873
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
CenturyLink, Inc.	94,545	2,004,354
Zayo Group Holdings, Inc. (a)	17,973	624,023
		2,628,377
ELECTRIC UTILITIES — 0.3%
Alliant Energy Corp.	19,585	833,733
Portland General Electric Co.	8,601	392,292
		1,226,025
ELECTRICAL EQUIPMENT — 0.1%
nVent Electric PLC	16,849	457,619
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
CDW Corp.	12,544	1,115,412
ENTERTAINMENT — 1.1%
Electronic Arts, Inc. (a)	25,238	3,040,926
Viacom, Inc. Class B	31,209	1,053,616
		4,094,542
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.5%
American Campus Communities, Inc. REIT	12,589	518,163
American Homes 4 Rent Class A REIT	21,516	470,985
Apartment Investment & Management Co. Class A REIT	14,604	644,475
Camden Property Trust REIT	7,806	730,407
Equity LifeStyle Properties, Inc. REIT	7,050	679,973
Healthcare Realty Trust, Inc. REIT	10,278	300,734
Healthcare Trust of America, Inc. Class A REIT	17,063	455,070
JBG SMITH Properties REIT	9,503	349,996
National Retail Properties, Inc. REIT	12,773	572,486

See accompanying notes to schedule of investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Realty Income Corp. REIT	23,807	$ 1,354,380
RLJ Lodging Trust REIT	14,509	319,633
Ryman Hospitality Properties, Inc. REIT	4,423	381,130
Senior Housing Properties Trust REIT	19,618	344,492
STORE Capital Corp. REIT	16,379	455,172
Sun Communities, Inc. REIT	6,641	674,327
VICI Properties, Inc. REIT (b)	30,654	662,740
		8,914,163
FOOD & STAPLES RETAILING — 0.5%
Kroger Co.	66,252	1,928,596
FOOD PRODUCTS — 0.9%
J.M. Smucker Co.	9,196	943,601
Lamb Weston Holdings, Inc.	12,255	816,183
McCormick & Co., Inc. (b)	10,945	1,442,004
		3,201,788
GAS UTILITIES — 0.1%
National Fuel Gas Co. (b)	7,738	433,792
HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Edwards Lifesciences Corp. (a)	17,575	3,059,808
IDEXX Laboratories, Inc. (a)	7,137	1,781,823
Penumbra, Inc. (a)	2,554	382,334
		5,223,965
HEALTH CARE PROVIDERS & SERVICES — 0.6%
Cardinal Health, Inc.	6,248	337,392
Chemed Corp.	1,450	463,391
WellCare Health Plans, Inc. (a)	3,942	1,263,372
		2,064,155
HOTELS, RESTAURANTS & LEISURE — 2.2%
Dunkin' Brands Group, Inc.	6,927	510,658
Starbucks Corp.	112,600	6,400,184
Yum China Holdings, Inc.	29,724	1,043,610
		7,954,452
HOUSEHOLD PRODUCTS — 0.6%
Clorox Co. (b)	11,559	1,738,589
Energizer Holdings, Inc.	4,904	287,620
		2,026,209
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Vistra Energy Corp. (a)	37,805	940,588
INSURANCE — 3.0%
Assurant, Inc.	4,729	510,496
Hartford Financial Services Group, Inc.	29,925	1,495,053
MetLife, Inc.	72,341	3,379,771
Primerica, Inc.	3,678	443,383
Principal Financial Group, Inc.	23,863	1,398,133
Prudential Financial, Inc.	35,152	3,561,601
		10,788,437
INTERACTIVE MEDIA & SERVICES — 0.8%
IAC/InterActiveCorp (a)	6,437	1,395,027
Security Description	Shares	Value
Twitter, Inc. (a)	56,990	$ 1,621,935
		3,016,962
INTERNET & DIRECT MARKETING RETAIL — 0.7%
Etsy, Inc. (a)	18,224	936,349
GrubHub, Inc. (a)	12,641	1,752,296
		2,688,645
IT SERVICES — 9.1%
Alliance Data Systems Corp.	4,891	1,155,059
Amdocs, Ltd.	11,955	788,791
Booz Allen Hamilton Holding Corp.	13,619	675,911
Fidelity National Information Services, Inc.	27,559	3,005,860
Global Payments, Inc.	12,875	1,640,275
Jack Henry & Associates, Inc.	6,402	1,024,832
Leidos Holdings, Inc.	13,320	921,211
Mastercard, Inc. Class A	77,011	17,143,419
Okta, Inc. (a)	20,844	1,466,584
Paychex, Inc.	26,872	1,979,123
Twilio, Inc. Class A (a)	16,144	1,392,904
Western Union Co.	38,419	732,266
WEX, Inc. (a)	3,751	753,051
		32,679,286
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Mattel, Inc. (a) (b)	31,975	502,008
LIFE SCIENCES TOOLS & SERVICES — 0.7%
Agilent Technologies, Inc.	26,770	1,888,356
Charles River Laboratories International, Inc. (a)	4,118	554,035
Syneos Health, Inc. (a)	4,598	237,027
		2,679,418
MACHINERY — 4.4%
Caterpillar, Inc.	50,767	7,741,460
Illinois Tool Works, Inc.	28,993	4,091,492
ITT, Inc.	8,427	516,238
Pentair PLC	23,548	1,020,806
Stanley Black & Decker, Inc.	12,875	1,885,415
Toro Co.	8,583	514,722
		15,770,133
METALS & MINING — 0.5%
Alcoa Corp. (a)	15,626	631,290
Newmont Mining Corp.	44,549	1,345,380
		1,976,670
MULTI-UTILITIES — 1.9%
Consolidated Edison, Inc.	26,056	1,985,206
Public Service Enterprise Group, Inc.	42,301	2,233,070
Sempra Energy	22,093	2,513,079
		6,731,355
MULTILINE RETAIL — 1.5%
Macy's, Inc.	27,670	960,979
Nordstrom, Inc. (b)	10,350	619,034
Target Corp.	44,616	3,935,577
		5,515,590

See accompanying notes to schedule of investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 6.2%
ConocoPhillips	98,091	$ 7,592,243
EQT Corp.	22,113	978,058
Marathon Petroleum Corp.	38,623	3,088,681
Occidental Petroleum Corp.	64,029	5,261,263
Parsley Energy, Inc. Class A (a)	21,355	624,634
Peabody Energy Corp.	10,422	371,440
Phillips 66	39,058	4,402,618
		22,318,937
PERSONAL PRODUCTS — 0.9%
Coty, Inc. Class A (b)	37,908	476,125
Estee Lauder Cos., Inc. Class A	18,616	2,705,277
		3,181,402
PHARMACEUTICALS — 9.9%
Jazz Pharmaceuticals PLC (a)	5,440	914,627
Johnson & Johnson	224,790	31,059,234
Zoetis, Inc.	40,523	3,710,286
		35,684,147
PROFESSIONAL SERVICES — 1.0%
ASGN, Inc. (a)	4,189	330,638
Dun & Bradstreet Corp.	3,317	472,705
Equifax, Inc.	9,984	1,303,611
ManpowerGroup, Inc.	5,970	513,181
Nielsen Holdings PLC	3,624	100,240
Robert Half International, Inc.	11,139	783,963
		3,504,338
ROAD & RAIL — 0.3%
Kansas City Southern	8,583	972,282
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Texas Instruments, Inc.	81,949	8,792,308
Universal Display Corp. (b)	4,688	552,715
		9,345,023
SOFTWARE — 2.3%
Ellie Mae, Inc. (a)	6,994	662,822
HubSpot, Inc. (a)	11,742	1,772,455
Intuit, Inc.	20,628	4,690,807
Zendesk, Inc. (a)	17,370	1,233,270
		8,359,354
SPECIALTY RETAIL — 8.1%
American Eagle Outfitters, Inc.	13,589	337,415
Gap, Inc.	17,747	512,001
Home Depot, Inc.	97,759	20,250,777
L Brands, Inc.	4,835	146,500
TJX Cos., Inc.	52,539	5,885,419
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,819	1,359,536
Urban Outfitters, Inc. (a)	5,824	238,202
Williams-Sonoma, Inc. (b)	7,688	505,255
		29,235,105
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
Western Digital Corp.	24,522	1,435,518
Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Lululemon Athletica, Inc. (a)	9,032	$ 1,467,610
Ralph Lauren Corp.	4,898	673,720
Tapestry, Inc.	25,460	1,279,874
		3,421,204
THRIFTS & MORTGAGE FINANCE — 0.0% (c)
TFS Financial Corp.	4,960	74,450
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Air Lease Corp.	8,072	370,343
HD Supply Holdings, Inc. (a)	15,347	656,698
Watsco, Inc. (b)	2,835	504,914
		1,531,955
WATER UTILITIES — 0.2%
Aqua America, Inc.	15,249	562,688
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
T-Mobile US, Inc. (a)	27,116	1,903,001
TOTAL COMMON STOCKS (Cost $306,664,877)		359,688,218
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (d) (e)	325,151	325,151
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	718,244	718,244
TOTAL SHORT-TERM INVESTMENTS (Cost $1,043,395)		1,043,395
TOTAL INVESTMENTS — 100.1% (Cost $307,708,272)		360,731,613
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(303,560)
NET ASSETS — 100.0%		$ 360,428,053

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2018.
(f)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 6,710,038	$—	$—	$ 6,710,038
Airlines	3,815,141	—	—	3,815,141
Banks	29,390,555	—	—	29,390,555
Beverages	29,618,784	—	—	29,618,784
Biotechnology	21,522,818	—	—	21,522,818
Building Products	3,205,332	—	—	3,205,332
Capital Markets	6,797,143	—	—	6,797,143
Chemicals	7,823,223	—	—	7,823,223
Commercial Services & Supplies	529,824	—	—	529,824
Consumer Finance	2,829,332	—	—	2,829,332
Containers & Packaging	779,564	—	—	779,564
Diversified Consumer Services	578,873	—	—	578,873
Diversified Telecommunication Services	2,628,377	—	—	2,628,377
Electric Utilities	1,226,025	—	—	1,226,025
Electrical Equipment	457,619	—	—	457,619
Electronic Equipment, Instruments & Components	1,115,412	—	—	1,115,412
Entertainment	4,094,542	—	—	4,094,542
Equity Real Estate Investment Trusts (REITs)	8,914,163	—	—	8,914,163
Food & Staples Retailing	1,928,596	—	—	1,928,596
Food Products	3,201,788	—	—	3,201,788
Gas Utilities	433,792	—	—	433,792
Health Care Equipment & Supplies	5,223,965	—	—	5,223,965
Health Care Providers & Services	2,064,155	—	—	2,064,155
Hotels, Restaurants & Leisure	7,954,452	—	—	7,954,452
Household Products	2,026,209	—	—	2,026,209
Independent Power & Renewable Electricity Producers	940,588	—	—	940,588
Insurance	10,788,437	—	—	10,788,437
Interactive Media & Services	3,016,962	—	—	3,016,962
Internet & Direct Marketing Retail	2,688,645	—	—	2,688,645
IT Services	32,679,286	—	—	32,679,286
Leisure Equipment & Products	502,008	—	—	502,008
Life Sciences Tools & Services	2,679,418	—	—	2,679,418
Machinery	15,770,133	—	—	15,770,133
Metals & Mining	1,976,670	—	—	1,976,670
Multi-Utilities	6,731,355	—	—	6,731,355
Multiline Retail	5,515,590	—	—	5,515,590
Oil, Gas & Consumable Fuels	22,318,937	—	—	22,318,937
Personal Products	3,181,402	—	—	3,181,402
Pharmaceuticals	35,684,147	—	—	35,684,147
Professional Services	3,504,338	—	—	3,504,338
Road & Rail	972,282	—	—	972,282
Semiconductors & Semiconductor Equipment	9,345,023	—	—	9,345,023
Software	8,359,354	—	—	8,359,354
Specialty Retail	29,235,105	—	—	29,235,105
Technology Hardware, Storage & Peripherals	1,435,518	—	—	1,435,518
Textiles, Apparel & Luxury Goods	3,421,204	—	—	3,421,204
Thrifts & Mortgage Finance	74,450	—	—	74,450
Trading Companies & Distributors	1,531,955	—	—	1,531,955
Water Utilities	562,688	—	—	562,688
See accompanying notes to schedule of investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Wireless Telecommunication Services	$ 1,903,001	$—	$—	$ 1,903,001
Short-Term Investments	1,043,395	—	—	1,043,395
TOTAL INVESTMENTS	$360,731,613	$—	$—	$360,731,613
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	383,697	$383,697	$ 8,309,694	$ 8,368,240	$—	$—	325,151	$ 325,151	$2,301	$—
State Street Navigator Securities Lending Government Money Market Portfolio	184,082	184,082	3,185,890	2,651,728	—	—	718,244	718,244	550	—
Total		$567,779	$11,495,584	$11,019,968	$—	$—		$1,043,395	$2,851	$—
See accompanying notes to schedule of investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.3%
General Dynamics Corp.	3,764	$ 770,566
Harris Corp.	3,241	548,410
Lockheed Martin Corp.	3,180	1,100,153
Northrop Grumman Corp.	2,603	826,114
Raytheon Co.	3,575	738,809
		3,984,052
BANKS — 3.0%
Commerce Bancshares, Inc.	8,761	578,401
Investors Bancorp, Inc.	24,143	296,235
People's United Financial, Inc.	29,514	505,280
PNC Financial Services Group, Inc.	5,833	794,396
US Bancorp	26,538	1,401,472
		3,575,784
BEVERAGES — 2.0%
Coca-Cola Co.	23,951	1,106,296
PepsiCo, Inc.	11,926	1,333,327
		2,439,623
CAPITAL MARKETS — 2.1%
CME Group, Inc.	5,720	973,601
FactSet Research Systems, Inc.	3,251	727,281
Intercontinental Exchange, Inc.	11,579	867,152
		2,568,034
CHEMICALS — 5.3%
Air Products & Chemicals, Inc.	4,206	702,612
Ashland Global Holdings, Inc.	5,098	427,518
Eastman Chemical Co.	5,008	479,366
Ecolab, Inc.	7,903	1,239,033
International Flavors & Fragrances, Inc.	4,677	650,664
NewMarket Corp.	781	316,703
PPG Industries, Inc.	4,720	515,094
Praxair, Inc.	6,804	1,093,607
RPM International, Inc.	11,466	744,602
Scotts Miracle-Gro Co.	3,486	274,453
		6,443,652
COMMERCIAL SERVICES & SUPPLIES — 4.1%
Cintas Corp.	5,722	1,131,869
KAR Auction Services, Inc.	11,375	678,974
Republic Services, Inc.	25,907	1,882,403
Waste Management, Inc.	13,468	1,216,968
		4,910,214
COMMUNICATIONS EQUIPMENT — 1.0%
Cisco Systems, Inc.	11,436	556,361
Motorola Solutions, Inc.	5,383	700,544
		1,256,905
CONTAINERS & PACKAGING — 1.1%
AptarGroup, Inc.	5,212	561,541
Avery Dennison Corp.	6,893	746,856
		1,308,397
DIVERSIFIED CONSUMER SERVICES — 1.0%
Bright Horizons Family Solutions, Inc. (a)	4,525	533,226
Security Description	Shares	Value
Service Corp. International	15,236	$ 673,431
		1,206,657
DIVERSIFIED FINANCIAL SERVICES — 1.4%
Berkshire Hathaway, Inc. Class B (a)	7,718	1,652,501
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
AT&T, Inc.	19,292	647,825
ELECTRIC UTILITIES — 1.5%
Duke Energy Corp.	9,749	780,115
Southern Co.	22,498	980,913
		1,761,028
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.5%
Amphenol Corp. Class A	13,636	1,282,057
CDW Corp.	6,639	590,340
		1,872,397
ENTERTAINMENT — 0.6%
Walt Disney Co.	6,061	708,773
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.0%
American Homes 4 Rent Class A REIT	21,275	465,710
Apartment Investment & Management Co. Class A REIT	13,199	582,472
Apple Hospitality REIT, Inc.	18,426	322,271
AvalonBay Communities, Inc. REIT	6,119	1,108,457
Boston Properties, Inc. REIT	7,255	893,018
Crown Castle International Corp. REIT	9,318	1,037,373
Douglas Emmett, Inc. REIT	13,429	506,542
Equity Commonwealth REIT	10,579	339,480
Equity Residential REIT	15,293	1,013,314
Federal Realty Investment Trust REIT	6,191	782,976
Starwood Property Trust, Inc. REIT	21,485	462,357
UDR, Inc. REIT	22,906	926,089
		8,440,059
FOOD & STAPLES RETAILING — 1.8%
Costco Wholesale Corp.	4,029	946,331
Sysco Corp.	17,211	1,260,706
		2,207,037
FOOD PRODUCTS — 2.1%
General Mills, Inc.	14,412	618,563
Kellogg Co.	13,418	939,528
McCormick & Co., Inc.	7,828	1,031,339
		2,589,430
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Becton Dickinson and Co.	3,083	804,663
Danaher Corp.	10,145	1,102,356
Stryker Corp.	5,836	1,036,940
		2,943,959
HEALTH CARE PROVIDERS & SERVICES — 0.7%
UnitedHealth Group, Inc.	3,189	848,402

See accompanying notes to schedule of investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 3.5%
Aramark	19,409	$ 834,975
Carnival Corp.	8,536	544,341
McDonald's Corp.	7,251	1,213,020
Starbucks Corp.	14,103	801,614
Vail Resorts, Inc.	2,929	803,776
		4,197,726
HOUSEHOLD PRODUCTS — 3.4%
Church & Dwight Co., Inc.	17,416	1,033,988
Clorox Co.	6,235	937,806
Colgate-Palmolive Co.	14,138	946,539
Procter & Gamble Co.	13,652	1,136,256
		4,054,589
INDUSTRIAL CONGLOMERATES — 2.5%
3M Co.	3,946	831,462
Honeywell International, Inc.	8,803	1,464,819
Roper Technologies, Inc.	2,626	777,847
		3,074,128
INSURANCE — 17.8%
Aflac, Inc.	28,394	1,336,506
Alleghany Corp.	1,261	822,840
Allstate Corp.	11,413	1,126,463
American Financial Group, Inc.	6,428	713,315
Aon PLC	7,618	1,171,496
Arch Capital Group, Ltd. (a)	33,581	1,001,050
Arthur J Gallagher & Co.	15,342	1,142,058
Axis Capital Holdings, Ltd.	6,698	386,542
Brown & Brown, Inc.	9,779	289,165
Chubb, Ltd.	9,197	1,229,087
Cincinnati Financial Corp.	12,813	984,167
CNA Financial Corp.	16,716	763,085
Erie Indemnity Co. Class A	2,071	264,115
Everest Re Group, Ltd.	3,479	794,847
Loews Corp.	23,206	1,165,637
Markel Corp. (a)	1,097	1,303,774
Marsh & McLennan Cos., Inc.	17,703	1,464,392
Progressive Corp.	16,116	1,144,881
Reinsurance Group of America, Inc.	5,582	806,934
RenaissanceRe Holdings, Ltd.	3,342	446,424
Torchmark Corp.	9,657	837,165
Travelers Cos., Inc.	6,154	798,235
Willis Towers Watson PLC	6,358	896,097
WR Berkley Corp.	8,397	671,172
		21,559,447
INTERACTIVE MEDIA & SERVICES — 0.4%
Alphabet, Inc. Class A (a)	428	516,630
IT SERVICES — 7.7%
Accenture PLC Class A	4,927	838,576
Amdocs, Ltd.	12,344	814,457
Automatic Data Processing, Inc.	6,725	1,013,189
Broadridge Financial Solutions, Inc.	7,971	1,051,774
Fiserv, Inc. (a)	6,729	554,335
GoDaddy, Inc. Class A (a)	10,006	834,400
International Business Machines Corp.	3,977	601,362
InterXion Holding NV (a)	6,031	405,886
Security Description	Shares	Value
Jack Henry & Associates, Inc.	6,664	$ 1,066,773
Paychex, Inc.	12,760	939,774
Visa, Inc. Class A	7,790	1,169,201
		9,289,727
MACHINERY — 1.0%
Illinois Tool Works, Inc.	4,646	655,644
Toro Co.	8,865	531,634
		1,187,278
MEDIA — 1.3%
Cable One, Inc.	375	331,354
Comcast Corp. Class A	16,711	591,736
Omnicom Group, Inc.	10,085	685,982
		1,609,072
MULTI-UTILITIES — 3.6%
Ameren Corp.	13,646	862,700
Dominion Energy, Inc.	13,765	967,404
DTE Energy Co.	8,118	885,917
NiSource, Inc.	28,778	717,148
Sempra Energy	8,581	976,089
		4,409,258
OIL, GAS & CONSUMABLE FUELS — 1.2%
Chevron Corp.	4,550	556,374
Exxon Mobil Corp.	10,631	903,848
		1,460,222
PHARMACEUTICALS — 3.3%
Eli Lilly & Co.	9,256	993,261
Johnson & Johnson	8,207	1,133,961
Merck & Co., Inc.	12,015	852,344
Pfizer, Inc.	22,883	1,008,454
		3,988,020
PROFESSIONAL SERVICES — 0.9%
Verisk Analytics, Inc. (a)	8,567	1,032,752
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.9%
Microchip Technology, Inc. (b)	5,438	429,112
Texas Instruments, Inc.	6,361	682,472
		1,111,584
SOFTWARE — 5.8%
Adobe Systems, Inc. (a)	2,137	576,883
ANSYS, Inc. (a)	3,499	653,193
CA, Inc.	25,081	1,107,326
Cadence Design Systems, Inc. (a)	13,886	629,314
CDK Global, Inc.	8,185	512,054
Check Point Software Technologies, Ltd. (a)	6,207	730,378
Fair Isaac Corp. (a)	2,556	584,174
Intuit, Inc.	3,466	788,168
Oracle Corp.	13,881	715,704
Synopsys, Inc. (a)	7,895	778,526
		7,075,720
SPECIALTY RETAIL — 3.0%
AutoZone, Inc. (a)	872	676,411
Home Depot, Inc.	4,362	903,588
O'Reilly Automotive, Inc. (a)	2,248	780,775

See accompanying notes to schedule of investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
TJX Cos., Inc.	11,215	$ 1,256,304
		3,617,078
THRIFTS & MORTGAGE FINANCE — 0.4%
New York Community Bancorp, Inc. (b)	40,848	423,594
WATER UTILITIES — 0.7%
American Water Works Co., Inc.	9,315	819,441
TOTAL COMMON STOCKS (Cost $104,377,806)		120,790,995
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d)	93,419	93,419
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	15,890	15,890
TOTAL SHORT-TERM INVESTMENTS (Cost $109,309)		109,309
TOTAL INVESTMENTS — 99.9% (Cost $104,487,115)		120,900,304
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		148,075
NET ASSETS — 100.0%		$ 121,048,379

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 3,984,052	$—	$—	$ 3,984,052
Banks	3,575,784	—	—	3,575,784
Beverages	2,439,623	—	—	2,439,623
Capital Markets	2,568,034	—	—	2,568,034
Chemicals	6,443,652	—	—	6,443,652
Commercial Services & Supplies	4,910,214	—	—	4,910,214
Communications Equipment	1,256,905	—	—	1,256,905
Containers & Packaging	1,308,397	—	—	1,308,397
Diversified Consumer Services	1,206,657	—	—	1,206,657
Diversified Financial Services	1,652,501	—	—	1,652,501
Diversified Telecommunication Services	647,825	—	—	647,825
Electric Utilities	1,761,028	—	—	1,761,028
Electronic Equipment, Instruments & Components	1,872,397	—	—	1,872,397
Entertainment	708,773	—	—	708,773
Equity Real Estate Investment Trusts (REITs)	8,440,059	—	—	8,440,059
Food & Staples Retailing	2,207,037	—	—	2,207,037
Food Products	2,589,430	—	—	2,589,430
Health Care Equipment & Supplies	2,943,959	—	—	2,943,959
Health Care Providers & Services	848,402	—	—	848,402
Hotels, Restaurants & Leisure	4,197,726	—	—	4,197,726
Household Products	4,054,589	—	—	4,054,589
Industrial Conglomerates	3,074,128	—	—	3,074,128
See accompanying notes to schedule of investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Insurance	$ 21,559,447	$—	$—	$ 21,559,447
Interactive Media & Services	516,630	—	—	516,630
IT Services	9,289,727	—	—	9,289,727
Machinery	1,187,278	—	—	1,187,278
Media	1,609,072	—	—	1,609,072
Multi-Utilities	4,409,258	—	—	4,409,258
Oil, Gas & Consumable Fuels	1,460,222	—	—	1,460,222
Pharmaceuticals	3,988,020	—	—	3,988,020
Professional Services	1,032,752	—	—	1,032,752
Semiconductors & Semiconductor Equipment	1,111,584	—	—	1,111,584
Software	7,075,720	—	—	7,075,720
Specialty Retail	3,617,078	—	—	3,617,078
Thrifts & Mortgage Finance	423,594	—	—	423,594
Water Utilities	819,441	—	—	819,441
Short-Term Investments	109,309	—	—	109,309
TOTAL INVESTMENTS	$120,900,304	$—	$—	$120,900,304
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	131,783	$131,783	$1,473,026	$1,511,390	$—	$—	93,419	$ 93,419	$1,812	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	15,939	49	—	—	15,890	15,890	443	—
Total		$131,783	$1,488,965	$1,511,439	$—	$—		$109,309	$2,255	$—
See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 0.7%
Cubic Corp.	5,833	$ 426,101
Moog, Inc. Class A	3,422	294,189
National Presto Industries, Inc. (a)	5,029	652,010
		1,372,300
AIR FREIGHT & LOGISTICS — 0.3%
Forward Air Corp.	7,916	567,577
AIRLINES — 0.1%
Allegiant Travel Co.	1,301	164,967
AUTO COMPONENTS — 0.7%
Cooper-Standard Holdings, Inc. (b)	2,562	307,389
Dorman Products, Inc. (b)	3,842	295,527
Fox Factory Holding Corp. (b)	7,551	528,947
LCI Industries	2,608	215,942
		1,347,805
BANKS — 10.4%
Arrow Financial Corp.	21,684	802,308
Bank of Hawaii Corp.	10,048	792,888
Bank of Marin Bancorp	8,559	718,100
BCB Bancorp, Inc.	24,026	332,760
Berkshire Hills Bancorp, Inc.	18,085	736,060
Blue Hills Bancorp, Inc.	43,544	1,049,410
Brookline Bancorp, Inc.	39,630	661,821
CenterState Bank Corp.	39,400	1,105,170
Central Pacific Financial Corp.	21,219	560,818
Citizens & Northern Corp.	21,345	558,172
Farmers National Banc Corp.	45,839	701,337
First Bancshares, Inc.	19,009	742,301
First Foundation, Inc. (b)	38,279	597,918
First Mid-Illinois Bancshares, Inc.	16,755	675,729
First Northwest Bancorp (b)	17,584	270,794
Fulton Financial Corp.	33,781	562,454
Guaranty Bancshares, Inc.	13,780	416,569
HomeTrust Bancshares, Inc. (b)	27,383	798,214
Investar Holding Corp.	15,724	422,189
MidWestOne Financial Group, Inc.	18,233	607,341
National Bank Holdings Corp. Class A	19,160	721,374
Nicolet Bankshares, Inc. (b)	12,606	687,153
Old Line Bancshares, Inc.	18,243	577,209
Orrstown Financial Services, Inc.	14,420	343,196
Park National Corp.	6,135	647,611
QCR Holdings, Inc.	18,019	736,076
Seacoast Banking Corp. of Florida (b)	22,812	666,110
Shore Bancshares, Inc.	22,330	397,921
South State Corp.	7,145	585,890
Southern National Bancorp of Virginia, Inc.	35,685	578,097
State Bank Financial Corp.	21,183	639,303
TriCo Bancshares	10,125	391,028
		20,083,321
BIOTECHNOLOGY — 0.6%
BioSpecifics Technologies Corp. (b)	3,255	190,385
China Biologic Products Holdings, Inc. (a) (b)	1,583	126,640
Security Description	Shares	Value
Emergent BioSolutions, Inc. (b)	3,048	$ 200,650
Genomic Health, Inc. (b)	4,296	301,665
PDL BioPharma, Inc. (b)	51,053	134,269
Sinovac Biotech, Ltd. (b)	24,723	190,120
		1,143,729
BUILDING PRODUCTS — 0.4%
AAON, Inc.	8,521	322,094
Simpson Manufacturing Co., Inc.	6,421	465,265
		787,359
CHEMICALS — 2.1%
Balchem Corp.	3,909	438,160
Chase Corp.	2,141	257,241
Hawkins, Inc.	9,589	397,464
HB Fuller Co.	7,482	386,595
Innospec, Inc.	4,012	307,921
Orion Engineered Carbons SA	11,542	370,498
PolyOne Corp.	5,889	257,467
Quaker Chemical Corp.	2,438	492,988
Sensient Technologies Corp.	9,044	691,957
Stepan Co.	3,539	307,928
Trecora Resources (b)	12,268	171,752
		4,079,971
COMMERCIAL SERVICES & SUPPLIES — 3.4%
ABM Industries, Inc.	17,987	580,081
Brady Corp. Class A	8,239	360,456
Clean Harbors, Inc. (b)	6,114	437,640
Covanta Holding Corp.	23,781	386,441
Deluxe Corp.	7,015	399,434
Ennis, Inc.	18,143	371,024
Healthcare Services Group, Inc. (a)	12,484	507,100
Herman Miller, Inc.	7,104	272,794
Matthews International Corp. Class A	8,537	428,131
McGrath RentCorp	5,922	322,571
MSA Safety, Inc.	3,715	395,425
Pitney Bowes, Inc.	18,582	131,561
SP Plus Corp. (b)	7,771	283,642
Tetra Tech, Inc.	7,818	533,969
UniFirst Corp.	4,010	696,336
Viad Corp.	7,810	462,742
		6,569,347
COMMUNICATIONS EQUIPMENT — 1.4%
ADTRAN, Inc.	19,400	342,410
EchoStar Corp. Class A (b)	7,326	339,707
Gilat Satellite Networks, Ltd. (b)	24,077	206,821
InterDigital, Inc.	2,975	238,000
Ituran Location & Control, Ltd.	14,079	484,318
Plantronics, Inc.	6,407	386,342
Radware, Ltd. (b)	13,814	365,657
Viavi Solutions, Inc. (b)	22,278	252,632
		2,615,887
CONSTRUCTION & ENGINEERING — 0.3%
Valmont Industries, Inc.	3,483	482,396
CONTAINERS & PACKAGING — 0.7%
Silgan Holdings, Inc.	35,196	978,449

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
UFP Technologies, Inc. (b)	12,007	$ 441,257
		1,419,706
DISTRIBUTORS — 0.2%
Weyco Group, Inc.	9,839	346,136
DIVERSIFIED CONSUMER SERVICES — 0.4%
Carriage Services, Inc.	10,133	218,366
Graham Holdings Co. Class B	939	543,963
		762,329
DIVERSIFIED FINANCIAL SERVICES — 0.7%
Compass Diversified Holdings	77,454	1,405,790
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
ATN International, Inc.	6,245	461,381
Cincinnati Bell, Inc. (b)	26	405
Cogent Communications Holdings, Inc.	9,316	519,833
Consolidated Communications Holdings, Inc. (a)	20,366	265,573
ORBCOMM, Inc. (b)	22,218	241,287
		1,488,479
ELECTRIC UTILITIES — 1.9%
ALLETE, Inc.	9,494	712,145
El Paso Electric Co.	14,699	840,782
MGE Energy, Inc.	11,268	719,462
Otter Tail Corp.	11,610	556,119
Portland General Electric Co.	18,703	853,044
		3,681,552
ELECTRICAL EQUIPMENT — 0.6%
AZZ, Inc.	6,981	352,540
EnerSys	4,559	397,226
Regal Beloit Corp.	4,787	394,688
		1,144,454
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.3%
Badger Meter, Inc.	8,836	467,866
Benchmark Electronics, Inc.	18,851	441,114
CTS Corp.	11,079	380,010
ePlus, Inc. (b)	3,070	284,589
MTS Systems Corp.	6,793	371,917
Novanta, Inc. (b)	5,638	385,639
Orbotech, Ltd. (b)	5,003	297,378
Park Electrochemical Corp.	19,170	373,623
Plexus Corp. (b)	6,634	388,155
ScanSource, Inc. (b)	8,400	335,160
Tech Data Corp. (b)	3,982	284,992
Vishay Intertechnology, Inc.	21,214	431,705
		4,442,148
ENERGY EQUIPMENT & SERVICES — 0.8%
Diamond Offshore Drilling, Inc. (b)	7,744	154,880
Dril-Quip, Inc. (a) (b)	4,465	233,296
Natural Gas Services Group, Inc. (b)	6,077	128,225
Newpark Resources, Inc. (b)	16,638	172,203
Oceaneering International, Inc.	10,789	297,776
Oil States International, Inc. (b)	6,330	210,156
Security Description	Shares	Value
Rowan Cos. PLC Class A (b)	8,530	$ 160,620
SEACOR Holdings, Inc. (b)	5,475	270,520
		1,627,676
ENTERTAINMENT — 0.9%
IMAX Corp. (b)	13,589	350,596
Manchester United PLC Class A (a)	23,772	534,870
Marcus Corp.	13,424	564,480
Reading International, Inc. Class A (b)	15,269	241,250
		1,691,196
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 15.6%
Acadia Realty Trust REIT	28,066	786,690
American Assets Trust, Inc. REIT	19,663	733,233
Armada Hoffler Properties, Inc. REIT	46,861	708,070
Brandywine Realty Trust REIT	39,671	623,628
CatchMark Timber Trust, Inc. Class A REIT	64,041	731,989
Chesapeake Lodging Trust REIT	23,077	740,079
City Office REIT, Inc.	61,569	777,001
Columbia Property Trust, Inc. REIT	36,292	857,943
CorePoint Lodging, Inc. REIT	7,066	137,434
Corporate Office Properties Trust REIT	23,928	713,772
Cousins Properties, Inc. REIT	78,545	698,265
Easterly Government Properties, Inc. REIT	60,719	1,176,127
EastGroup Properties, Inc. REIT	8,435	806,555
Empire State Realty OP L.P. (a)	43,885	732,002
Empire State Realty Trust, Inc. Class A REIT	45,348	753,230
Farmland Partners, Inc. REIT (a)	56,328	377,398
Getty Realty Corp. REIT	41,485	1,184,812
Gladstone Commercial Corp. REIT	38,947	745,835
Healthcare Realty Trust, Inc. REIT	25,781	754,352
Independence Realty Trust, Inc. REIT	79,323	835,271
LTC Properties, Inc. REIT	16,902	745,547
Monmouth Real Estate Investment Corp. REIT	53,175	889,086
National Health Investors, Inc. REIT	8,976	678,496
Paramount Group, Inc. REIT	55,096	831,399
Physicians Realty Trust REIT	40,991	691,108
Piedmont Office Realty Trust, Inc. Class A REIT	52,593	995,585
PS Business Parks, Inc. REIT	8,081	1,027,014
Ramco-Gershenson Properties Trust REIT	54,206	737,202
Retail Opportunity Investments Corp. REIT (a)	41,050	766,404
Retail Properties of America, Inc. Class A REIT	66,359	808,916
Rexford Industrial Realty, Inc. REIT	27,195	869,152
Saul Centers, Inc. REIT	13,198	739,088
Sunstone Hotel Investors, Inc. REIT	42,419	693,975
Terreno Realty Corp. REIT	23,385	881,614
UMH Properties, Inc. REIT	57,745	903,132
Urban Edge Properties REIT	39,365	869,179

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Urstadt Biddle Properties, Inc. Class A REIT	33,821	$ 720,049
Washington Real Estate Investment Trust	25,610	784,946
Weingarten Realty Investors REIT	22,245	662,011
		30,167,589
FOOD & STAPLES RETAILING — 0.3%
PriceSmart, Inc.	3,348	271,021
Village Super Market, Inc. Class A	11,075	301,240
		572,261
FOOD PRODUCTS — 1.3%
B&G Foods, Inc. (a)	9,560	262,422
Fresh Del Monte Produce, Inc.	10,533	356,963
J&J Snack Foods Corp.	5,174	780,705
Lancaster Colony Corp.	5,213	777,832
Sanderson Farms, Inc. (a)	2,569	265,557
Tootsie Roll Industries, Inc. (a)	15	439
		2,443,918
GAS UTILITIES — 0.9%
ONE Gas, Inc.	10,054	827,243
Spire, Inc.	13,416	986,747
		1,813,990
HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
AngioDynamics, Inc. (b)	14,530	315,882
Anika Therapeutics, Inc. (b)	3,160	133,289
AtriCure, Inc. (a) (b)	7,124	249,554
Avanos Medical, Inc. (b)	4,467	305,989
CONMED Corp.	4,821	381,920
CryoLife, Inc. (b)	10,057	354,006
Cutera, Inc. (b)	3,039	98,919
Heska Corp. (a) (b)	1,583	179,370
Inogen, Inc. (b)	980	239,238
K2M Group Holdings, Inc. (a) (b)	5,857	160,306
LeMaitre Vascular, Inc.	6,209	240,537
Meridian Bioscience, Inc.	17,908	266,829
Merit Medical Systems, Inc. (b)	2,911	178,881
Natus Medical, Inc. (b)	4,950	176,467
Neogen Corp. (b)	4,023	287,765
NuVasive, Inc. (b)	4,282	303,936
NxStage Medical, Inc. (b)	5,453	152,084
Orthofix Medical, Inc. (b)	3,683	212,914
Oxford Immunotec Global PLC (b)	9,717	157,707
Quidel Corp. (b)	3,216	209,587
RTI Surgical, Inc. (b)	24,723	111,253
Surmodics, Inc. (b)	7,007	523,073
Utah Medical Products, Inc.	3,448	324,802
Wright Medical Group NV (a) (b)	7,540	218,811
		5,783,119
HEALTH CARE PROVIDERS & SERVICES — 3.1%
Amedisys, Inc. (b)	2,144	267,914
Brookdale Senior Living, Inc. (b)	21,170	208,101
Capital Senior Living Corp. (b)	20,118	189,914
Ensign Group, Inc.	9,505	360,430
Security Description	Shares	Value
LHC Group, Inc. (b)	5,162	$ 531,634
LifePoint Health, Inc. (b)	7,830	504,252
Magellan Health, Inc. (b)	2,326	167,588
National HealthCare Corp.	13,516	1,018,701
Owens & Minor, Inc. (a)	22,513	371,915
Patterson Cos., Inc. (a)	25,879	632,742
Premier, Inc. Class A (b)	20,573	941,832
Select Medical Holdings Corp. (b)	9,381	172,610
Tenet Healthcare Corp. (b)	5,589	159,063
US Physical Therapy, Inc.	3,501	415,219
		5,941,915
HEALTH CARE TECHNOLOGY — 0.9%
Allscripts Healthcare Solutions, Inc. (b)	21,746	309,880
HealthStream, Inc.	8,591	266,407
HMS Holdings Corp. (b)	8,286	271,864
NextGen Healthcare, Inc. (b)	17,038	342,123
Omnicell, Inc. (b)	7,949	571,533
		1,761,807
HOTELS, RESTAURANTS & LEISURE — 3.0%
Belmond, Ltd. Class A (b)	28,733	524,377
Bloomin' Brands, Inc.	9,850	194,932
Brinker International, Inc. (a)	10,033	468,842
Carrols Restaurant Group, Inc. (b)	22,800	332,880
Cheesecake Factory, Inc. (a)	11,670	624,812
Del Taco Restaurants, Inc. (b)	20,838	246,097
Denny's Corp. (b)	27,644	406,920
Dine Brands Global, Inc. (a)	3,951	321,256
International Speedway Corp. Class A	12,200	534,360
Jack in the Box, Inc.	3,536	296,423
Lindblad Expeditions Holdings, Inc. (b)	45,459	675,975
Papa John's International, Inc. (a)	3,904	200,197
Penn National Gaming, Inc. (b)	8,824	290,486
Potbelly Corp. (b)	18,418	226,541
Ruth's Hospitality Group, Inc.	14,802	467,003
		5,811,101
HOUSEHOLD DURABLES — 0.8%
Century Communities, Inc. (b)	8,942	234,728
Helen of Troy, Ltd. (b)	3,488	456,579
MDC Holdings, Inc.	11,793	348,837
Meritage Homes Corp. (b)	5,648	225,355
Tupperware Brands Corp.	5,645	188,825
		1,454,324
HOUSEHOLD PRODUCTS — 0.4%
WD-40 Co. (a)	4,396	756,552
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Pattern Energy Group, Inc. Class A (a)	10,397	206,588
INSURANCE — 4.6%
American National Insurance Co.	6,449	833,791
Argo Group International Holdings, Ltd.	13,388	844,113
Aspen Insurance Holdings, Ltd.	20,349	850,588
Donegal Group, Inc. Class A	26,255	373,084

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Enstar Group, Ltd. (b)	3,421	$ 713,278
Greenlight Capital Re, Ltd. Class A (a) (b)	41,449	513,968
Navigators Group, Inc.	10,600	732,460
ProAssurance Corp.	15,896	746,317
Protective Insurance Corp. Class B	20,169	462,879
Safety Insurance Group, Inc.	11,076	992,410
White Mountains Insurance Group, Ltd.	1,963	1,837,113
		8,900,001
INTERACTIVE MEDIA & SERVICES — 0.2%
XO Group, Inc. (b)	12,280	423,414
IT SERVICES — 1.9%
Convergys Corp.	18,406	436,958
CSG Systems International, Inc.	8,101	325,174
EVERTEC, Inc.	18,004	433,896
ExlService Holdings, Inc. (b)	5,674	375,619
ManTech International Corp. Class A	8,559	541,785
NIC, Inc.	20,751	307,115
Perficient, Inc. (b)	10,742	286,274
Science Applications International Corp.	3,537	285,082
Sykes Enterprises, Inc. (b)	14,414	439,483
Travelport Worldwide, Ltd.	19,349	326,418
		3,757,804
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Callaway Golf Co.	19,352	470,060
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Luminex Corp.	24,450	741,080
MACHINERY — 2.5%
Actuant Corp. Class A	15,321	427,456
Albany International Corp. Class A	5,342	424,689
Barnes Group, Inc.	6,185	439,320
Briggs & Stratton Corp.	13,092	251,759
ESCO Technologies, Inc.	6,556	446,136
Gencor Industries, Inc. (b)	15,989	192,667
Hillenbrand, Inc.	10,202	533,565
Lindsay Corp.	5,568	558,136
Mueller Industries, Inc.	11,455	331,966
RBC Bearings, Inc. (b)	2,644	397,552
Timken Co.	6,894	343,666
Watts Water Technologies, Inc. Class A	6,203	514,849
		4,861,761
MEDIA — 1.5%
AMC Networks, Inc. Class A (a) (b)	6,978	462,920
Loral Space & Communications, Inc. (a) (b)	10,613	481,830
Meredith Corp. (a)	4,506	230,031
MSG Networks, Inc. Class A (b)	12,982	334,936
New Media Investment Group, Inc.	16,759	262,949
Scholastic Corp.	13,687	639,046
TEGNA, Inc.	20,004	239,248
Tribune Media Co. Class A	8,048	309,285
		2,960,245
Security Description	Shares	Value
METALS & MINING — 0.8%
Commercial Metals Co.	10,409	$ 213,593
Compass Minerals International, Inc. (a)	7,964	535,181
Kaiser Aluminum Corp.	4,965	541,483
Worthington Industries, Inc.	5,592	242,469
		1,532,726
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 8.1%
AG Mortgage Investment Trust, Inc. REIT	36,963	671,987
Anworth Mortgage Asset Corp. REIT	156,821	726,081
Apollo Commercial Real Estate Finance, Inc. REIT (a)	107,529	2,029,072
Arbor Realty Trust, Inc. REIT (a)	79,946	917,780
Ares Commercial Real Estate Corp. REIT	47,100	657,987
ARMOUR Residential REIT, Inc. (a)	28,793	646,403
Blackstone Mortgage Trust, Inc. Class A REIT (a)	28,389	951,315
Capstead Mortgage Corp. REIT	167,317	1,323,477
Cherry Hill Mortgage Investment Corp. REIT	20,665	374,037
Chimera Investment Corp. REIT	52,229	946,912
Dynex Capital, Inc. REIT	95,195	607,344
Invesco Mortgage Capital, Inc. REIT	43,627	690,179
Ladder Capital Corp. REIT	41,039	695,201
MFA Financial, Inc. REIT	178,213	1,309,866
PennyMac Mortgage Investment Trust REIT (a)	36,857	745,986
Ready Capital Corp.	43,583	725,657
Two Harbors Investment Corp. REIT	71,790	1,071,825
Western Asset Mortgage Capital Corp. REIT (a)	64,306	644,346
		15,735,455
MULTI-UTILITIES — 0.4%
Unitil Corp.	16,096	819,286
OIL, GAS & CONSUMABLE FUELS — 1.9%
Delek US Holdings, Inc.	2,978	126,357
Evolution Petroleum Corp.	22,578	249,487
Green Plains, Inc.	6,138	105,574
Gulfport Energy Corp. (b)	14,884	154,942
Kosmos Energy, Ltd. (b)	23,422	218,996
Matador Resources Co. (b)	3,718	122,880
NextDecade Corp. (a) (b)	106,602	602,301
Panhandle Oil and Gas, Inc. Class A	6,508	120,073
Par Pacific Holdings, Inc. (b)	9,830	200,532
PBF Energy, Inc. Class A	4,495	224,345
Permian Basin Royalty Trust (a)	25,587	203,672
QEP Resources, Inc. (b)	11,524	130,452
Renewable Energy Group, Inc. (a) (b)	10,145	292,176
Sabine Royalty Trust (a)	6,990	294,628
San Juan Basin Royalty Trust	12,083	59,932
SemGroup Corp. Class A (a)	5,110	112,675
Ship Finance International, Ltd. (a)	27,214	378,275
		3,597,297

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
PAPER & FOREST PRODUCTS — 0.2%
Neenah, Inc.	4,898	$ 422,697
PERSONAL PRODUCTS — 0.6%
Edgewell Personal Care Co. (a) (b)	10,326	477,371
Medifast, Inc.	3,166	701,427
		1,178,798
PHARMACEUTICALS — 0.4%
Amphastar Pharmaceuticals, Inc. (b)	5,859	112,727
Mallinckrodt PLC (b)	7,437	217,978
Medicines Co. (a) (b)	3,812	114,017
Prestige Consumer Healthcare, Inc. (a) (b)	7,228	273,869
		718,591
PROFESSIONAL SERVICES — 1.2%
CBIZ, Inc. (b)	24,674	584,774
Exponent, Inc.	12,685	679,916
Forrester Research, Inc.	10,635	488,147
ICF International, Inc.	5,098	384,644
Kelly Services, Inc. Class A	11,576	278,171
		2,415,652
ROAD & RAIL — 0.5%
Heartland Express, Inc.	18,350	362,046
Marten Transport, Ltd.	13,109	275,944
Werner Enterprises, Inc.	11,271	398,430
		1,036,420
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.0%
Cabot Microelectronics Corp.	2,963	305,693
Diodes, Inc. (b)	8,743	291,055
DSP Group, Inc. (b)	23,017	273,902
Kulicke & Soffa Industries, Inc.	9,205	219,447
Nova Measuring Instruments, Ltd. (a) (b)	10,240	269,415
Photronics, Inc. (b)	27,907	274,884
Rudolph Technologies, Inc. (b)	7,625	186,431
Xperi Corp.	9,572	142,144
		1,962,971
SOFTWARE — 2.6%
ACI Worldwide, Inc. (b)	19,240	541,414
Agilysys, Inc. (b)	24,895	405,789
American Software, Inc. Class A	36,714	445,341
Appfolio, Inc. Class A (b)	5,887	461,541
Bottomline Technologies DE, Inc. (b)	9,690	704,560
CommVault Systems, Inc. (b)	4,163	291,410
Magic Software Enterprises, Ltd.	33,690	286,365
Manhattan Associates, Inc. (b)	5,219	284,957
MicroStrategy, Inc. Class A (b)	1,844	259,303
Monotype Imaging Holdings, Inc.	10,037	202,747
Progress Software Corp.	11,501	405,870
Verint Systems, Inc. (b)	9,071	454,457
Zix Corp. (b)	54,803	304,157
		5,047,911
SPECIALTY RETAIL — 1.5%
Bed Bath & Beyond, Inc. (a)	15,179	227,685
Security Description	Shares	Value
Cato Corp. Class A	17,311	$ 363,877
Dick's Sporting Goods, Inc.	6,700	237,716
Guess?, Inc.	15,924	359,882
Haverty Furniture Cos., Inc.	11,918	263,388
Monro, Inc. (a)	6,061	421,846
Murphy USA, Inc. (b)	3,896	332,952
Sally Beauty Holdings, Inc. (a) (b)	24,135	443,843
Sonic Automotive, Inc. Class A	14,057	272,003
		2,923,192
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
Electronics For Imaging, Inc. (b)	8,395	286,102
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Culp, Inc.	10,119	244,880
Steven Madden, Ltd.	10,009	529,476
Unifi, Inc. (b)	7,436	210,662
Wolverine World Wide, Inc.	9,243	360,939
		1,345,957
THRIFTS & MORTGAGE FINANCE — 6.5%
BankFinancial Corp.	28,099	447,898
Capitol Federal Financial, Inc.	114,897	1,463,788
Dime Community Bancshares, Inc.	33,268	593,834
Entegra Financial Corp. (b)	11,807	313,476
FS Bancorp, Inc.	5,398	300,777
Home Bancorp, Inc.	14,421	627,025
Kearny Financial Corp.	97,862	1,355,389
Meridian Bancorp, Inc.	54,967	934,439
Northfield Bancorp, Inc.	72,735	1,157,941
Northwest Bancshares, Inc.	56,573	979,844
Oritani Financial Corp.	72,255	1,123,565
Territorial Bancorp, Inc.	15,170	448,273
Timberland Bancorp, Inc.	11,916	372,256
United Financial Bancorp, Inc.	40,159	675,876
Washington Federal, Inc.	17,123	547,936
Waterstone Financial, Inc.	42,353	726,354
Western New England Bancorp, Inc.	52,437	566,320
		12,634,991
TOBACCO — 0.5%
Universal Corp.	7,175	466,375
Vector Group, Ltd. (a)	40,470	557,679
		1,024,054
TRADING COMPANIES & DISTRIBUTORS — 1.5%
Applied Industrial Technologies, Inc.	5,798	453,693
GATX Corp.	5,536	479,362
Kaman Corp.	11,605	774,982
MRC Global, Inc. (b)	7,157	134,337
Nexeo Solutions, Inc. (a) (b)	44,387	543,741
NOW, Inc. (a) (b)	15,543	257,237
Rush Enterprises, Inc. Class A	6,921	272,064
		2,915,416
TRANSPORTATION INFRASTRUCTURE — 0.2%
Macquarie Infrastructure Corp.	8,747	403,499

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Spok Holdings, Inc.	18,207	$ 280,388
Telephone & Data Systems, Inc.	11,733	357,035
		637,423
TOTAL COMMON STOCKS (Cost $178,172,346)		192,690,092
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d)	208,016	208,016
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	2,665,299	2,665,299
TOTAL SHORT-TERM INVESTMENTS (Cost $2,873,315)		2,873,315
TOTAL INVESTMENTS — 101.0% (Cost $181,045,661)		195,563,407
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(1,867,476)
NET ASSETS — 100.0%		$ 193,695,931

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 1,372,300	$—	$—	$ 1,372,300
Air Freight & Logistics	567,577	—	—	567,577
Airlines	164,967	—	—	164,967
Auto Components	1,347,805	—	—	1,347,805
Banks	20,083,321	—	—	20,083,321
Biotechnology	1,143,729	—	—	1,143,729
Building Products	787,359	—	—	787,359
Chemicals	4,079,971	—	—	4,079,971
Commercial Services & Supplies	6,569,347	—	—	6,569,347
Communications Equipment	2,615,887	—	—	2,615,887
Construction & Engineering	482,396	—	—	482,396
Containers & Packaging	1,419,706	—	—	1,419,706
Distributors	346,136	—	—	346,136
Diversified Consumer Services	762,329	—	—	762,329
Diversified Financial Services	1,405,790	—	—	1,405,790
Diversified Telecommunication Services	1,488,479	—	—	1,488,479
Electric Utilities	3,681,552	—	—	3,681,552
Electrical Equipment	1,144,454	—	—	1,144,454
Electronic Equipment, Instruments & Components	4,442,148	—	—	4,442,148
Energy Equipment & Services	1,627,676	—	—	1,627,676
Entertainment	1,691,196	—	—	1,691,196
Equity Real Estate Investment Trusts (REITs)	30,167,589	—	—	30,167,589
Food & Staples Retailing	572,261	—	—	572,261
See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Food Products	$ 2,443,918	$—	$—	$ 2,443,918
Gas Utilities	1,813,990	—	—	1,813,990
Health Care Equipment & Supplies	5,783,119	—	—	5,783,119
Health Care Providers & Services	5,941,915	—	—	5,941,915
Health Care Technology	1,761,807	—	—	1,761,807
Hotels, Restaurants & Leisure	5,811,101	—	—	5,811,101
Household Durables	1,454,324	—	—	1,454,324
Household Products	756,552	—	—	756,552
Independent Power & Renewable Electricity Producers	206,588	—	—	206,588
Insurance	8,900,001	—	—	8,900,001
Interactive Media & Services	423,414	—	—	423,414
IT Services	3,757,804	—	—	3,757,804
Leisure Equipment & Products	470,060	—	—	470,060
Life Sciences Tools & Services	741,080	—	—	741,080
Machinery	4,861,761	—	—	4,861,761
Media	2,960,245	—	—	2,960,245
Metals & Mining	1,532,726	—	—	1,532,726
Mortgage Real Estate Investment Trust (REITs)	15,735,455	—	—	15,735,455
Multi-Utilities	819,286	—	—	819,286
Oil, Gas & Consumable Fuels	3,597,297	—	—	3,597,297
Paper & Forest Products	422,697	—	—	422,697
Personal Products	1,178,798	—	—	1,178,798
Pharmaceuticals	718,591	—	—	718,591
Professional Services	2,415,652	—	—	2,415,652
Road & Rail	1,036,420	—	—	1,036,420
Semiconductors & Semiconductor Equipment	1,962,971	—	—	1,962,971
Software	5,047,911	—	—	5,047,911
Specialty Retail	2,923,192	—	—	2,923,192
Technology Hardware, Storage & Peripherals	286,102	—	—	286,102
Textiles, Apparel & Luxury Goods	1,345,957	—	—	1,345,957
Thrifts & Mortgage Finance	12,634,991	—	—	12,634,991
Tobacco	1,024,054	—	—	1,024,054
Trading Companies & Distributors	2,915,416	—	—	2,915,416
Transportation Infrastructure	403,499	—	—	403,499
Wireless Telecommunication Services	637,423	—	—	637,423
Short-Term Investments	2,873,315	—	—	2,873,315
TOTAL INVESTMENTS	$195,563,407	$—	$—	$195,563,407
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	229,657	$ 229,657	$3,180,406	$3,202,047	$—	$—	208,016	$ 208,016	$ 1,044	$—
State Street Navigator Securities Lending Government Money Market Portfolio	2,526,649	2,526,649	5,027,891	4,889,241	—	—	2,665,299	2,665,299	12,725	—
Total		$2,756,306	$8,208,297	$8,091,288	$—	$—		$2,873,315	$13,769	$—
See accompanying notes to schedule of investments.

SPDR WELLS FARGO® PREFERRED STOCK ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCKS — 99.2%
BANKS — 45.0%
Bank of America Corp. 6.00% 1/25/2166 (a)	158,852	$ 4,107,913
Bank of America Corp. 6.20% 1/29/2166 (a)	194,153	5,028,563
Bank of America Corp. 6.50% 1/29/2166 (a)	194,153	5,057,686
Bank of America Corp. 6.63% 3/9/2166 (a)	194,153	5,047,978
Bank of America Corp. 3 Month USD LIBOR + 0.50% 4.00% 2/21/2166 (b)	75,260	1,840,107
Bank of America Corp. 3 Month USD LIBOR + 0.65% 3.00% 2/28/2166 (b)	53,369	1,180,522
Bank of America Corp. 3 Month USD LIBOR + 0.35% 4.00% 2/15/2166 (a) (b)	56,625	1,374,855
Bank of America Corp. 6.00% 5/16/2023 (a)	238,278	6,195,228
Bank of America Corp. 5.88% 7/24/2023	150,733	3,843,692
Bank of New York Mellon Corp. 5.20% 3/20/2018 (a)	216,757	5,356,065
BB&T Corp. 5.85% 5/1/2018	213,966	5,396,223
BB&T Corp. 5.63% 5/1/2018	427,933	10,659,811
BB&T Corp. 5.20% 5/1/2018 (a)	167,452	4,080,805
BB&T Corp. 5.20% 6/1/2018	186,057	4,558,396
BB&T Corp. 5.63% 6/1/2021	173,034	4,336,232
Capital One Financial Corp. 6.00% 11/20/2017 (a)	325,601	8,211,657
Capital One Financial Corp. 6.25% 9/1/2019 (a)	186,057	4,764,920
Capital One Financial Corp. 6.70% 12/1/2019 (a)	186,057	4,859,809
Capital One Financial Corp. 6.00% 12/1/2021 (a)	186,057	4,750,035
Capital One Financial Corp. 5.20% 12/1/2021 (a)	223,269	5,516,977
Capital One Financial Corp. 6.20% 12/1/2020 (a)	186,057	4,790,968
Fifth Third Bancorp 3 Month USD LIBOR + 3.71% 6.63% 12/31/2023 (a) (b)	167,452	4,604,930
First Republic Bank 5.50% 6/30/2023 (a)	112,796	2,768,014
HSBC Holdings PLC 6.20% 11/22/2017 (a)	539,567	13,850,685
Huntington Bancshares, Inc. 6.25% 4/15/2021 (a)	223,269	5,746,944
ING Groep NV 6.13% 1/15/2018 (a)	260,481	6,603,193
ING Groep NV 6.38% 12/15/2017 (a)	388,861	9,919,844
JPMorgan Chase & Co. 5.45% 3/1/2018	175,498	4,376,920
Security Description	Shares	Value
JPMorgan Chase & Co. 6.30% 9/1/2019 (a)	171,598	$ 4,425,512
JPMorgan Chase & Co. 6.70% 3/1/2019 (a)	180,372	4,613,916
JPMorgan Chase & Co. 6.13% 3/1/2020 (a)	278,847	7,188,676
JPMorgan Chase & Co. 6.15% 9/1/2020	224,247	5,790,058
JPMorgan Chase & Co. 6.10% 9/1/2020 (a)	277,872	7,157,983
KeyCorp 3 Month USD LIBOR + 3.89% 6.13% 12/15/2026 (a) (b)	186,057	4,973,304
KeyCorp 5.65% 12/15/2023	158,149	3,907,862
Merrill Lynch Capital Trust I 6.45% 12/15/2066 (a) (b)	390,721	10,104,045
PNC Financial Services Group, Inc. 5.38% 12/1/2017 (a)	178,616	4,424,318
PNC Financial Services Group, Inc. 3 Month USD LIBOR + 4.07% 6.13% 5/1/2022 (a) (b)	558,173	15,020,435
State Street Corp. 5.25% 11/20/2017 (a) (c)	186,057	4,563,978
State Street Corp. 3 Month USD LIBOR + 3.11% 5.90% 3/15/2024 (a) (b) (c)	279,087	7,331,615
State Street Corp. 3 Month USD LIBOR + 3.71% 5.35% 3/15/2026 (b) (c)	186,057	4,783,525
State Street Corp. 6.00% 12/15/2019 (a) (c)	279,087	7,133,464
US Bancorp 3 Month USD LIBOR + 0.60% 3.50% 11/20/2017 (b)	372,116	8,238,648
US Bancorp 5.15% 7/15/2018 (a)	186,057	4,595,608
US Bancorp 3 Month USD LIBOR + 4.47% 6.50% 1/15/2022 (b)	409,327	11,145,974
US Bancorp 5.50% 10/15/2023	213,966	5,376,966
Wells Fargo & Co. 6.00% 9/15/2019 (a)	114,983	2,964,262
Wells Fargo & Co. 3 Month USD LIBOR + 3.69% 6.63% 3/15/2024 (b)	120,731	3,337,005
Wells Fargo & Co. 3 Month USD LIBOR + 3.09% 5.85% 9/15/2023 (b)	247,931	6,389,182
Wells Fargo & Co. 5.25% 6/15/2018 (a)	89,830	2,215,208
Wells Fargo & Co. 5.13% 12/15/2017 (a)	93,424	2,278,611
Wells Fargo & Co. 5.20% 11/20/2017 (a)	107,796	2,648,548
Wells Fargo & Co. 5.63% 6/15/2022 (a)	99,172	2,479,300
Wells Fargo & Co. 5.50% 9/15/2021 (a)	165,287	4,127,216
Wells Fargo & Co. 5.70% 3/15/2021 (a)	143,728	3,613,322

See accompanying notes to schedule of investments.

SPDR WELLS FARGO® PREFERRED STOCK ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Wells Fargo & Co. 6.00% 12/15/2020 (a)	143,728	$ 3,718,243
		303,375,756
DIVERSIFIED FINANCIAL SERVICES — 5.2%
Apollo Global Management LLC 6.38% 3/15/2022 (a)	103,396	2,602,477
Apollo Global Management LLC 6.38% 3/15/2023	112,796	2,801,853
Ares Management L.P. 7.00% 6/30/2021	114,199	3,021,706
Carlyle Group L.P. 5.88% 9/15/2022	147,503	3,339,468
Charles Schwab Corp. 6.00% 12/1/2020 (a)	223,269	5,733,548
Charles Schwab Corp. 5.95% 6/1/2021 (a)	279,087	7,111,137
KKR & Co., Inc. 6.75% 6/15/2021	127,233	3,346,228
Legg Mason, Inc. 6.38% 3/15/2056 (a)	93,996	2,431,676
Legg Mason, Inc. 5.45% 9/15/2056 (a)	186,057	4,498,858
		34,886,951
ELECTRIC — 12.8%
Alabama Power Co. 5.00% 10/1/2022 (a)	93,996	2,341,440
Dominion Energy, Inc. 5.25% 7/30/2076 (a)	297,693	7,043,416
DTE Energy Co. 5.38% 6/1/2076 (a)	112,796	2,695,824
DTE Energy Co. 5.25% 12/1/2077 (a)	148,846	3,527,650
Duke Energy Corp. 5.13% 1/15/2073 (a)	186,057	4,470,950
Duke Energy Corp. 5.63% 9/15/2023	186,057	4,653,137
Entergy Arkansas, Inc. 4.88% 9/1/2066	152,567	3,585,325
Entergy Louisiana LLC 4.88% 9/1/2066 (a)	101,516	2,355,171
Entergy Mississippi, Inc. 4.90% 10/1/2066	97,756	2,352,987
Georgia Power Co. 5.00% 10/1/2077	101,516	2,382,581
NextEra Energy Capital Holdings, Inc. 5.25% 6/1/2076 (a)	212,106	5,149,934
NextEra Energy Capital Holdings, Inc. 5.13% 11/15/2072 (a)	186,057	4,396,527
NextEra Energy Capital Holdings, Inc. 5.00% 1/15/2073 (a)	167,452	3,953,542
PPL Capital Funding, Inc. 5.90% 4/30/2073 (a)	167,452	4,206,394
SCE Trust II 5.10% 3/15/2018 (a)	147,514	3,268,910
SCE Trust IV 3 Month USD LIBOR + 3.13% 5.38% 9/15/2025 (b)	119,695	2,916,967
Security Description	Shares	Value
SCE Trust V 3 Month USD LIBOR + 3.79% 5.45% 3/15/2026 (a) (b)	112,796	$ 2,784,933
SCE Trust VI 5.00% 6/26/2022	176,755	3,817,908
Southern Co. 6.25% 10/15/2075 (a)	372,116	9,622,920
Southern Co. 5.25% 10/1/2076 (a)	297,693	6,939,224
Southern Co. 5.25% 12/1/2077	167,452	3,913,353
		86,379,093
HAND & MACHINE TOOLS — 1.0%
Stanley Black & Decker, Inc. 5.75% 7/25/2052 (Cost $7,156,429)(a)	279,087	6,993,920
INSURANCE — 17.5%
Aegon NV 6.38% 2/20/2018 (a)	372,116	9,529,891
Aegon NV 6.50% 3/15/2018 (a)	186,057	4,783,525
Allstate Corp. 3 Month USD LIBOR + 3.17% 5.10% 1/15/2053 (b)	186,057	4,651,425
Allstate Corp. 6.75% 10/15/2018	143,265	3,577,327
Allstate Corp. 6.63% 4/15/2019 (a)	278,156	7,065,162
Allstate Corp. 5.63% 4/15/2023 (a)	213,966	5,344,871
Arch Capital Group, Ltd. 5.25% 9/29/2021 (a)	167,452	3,853,070
Arch Capital Group, Ltd. 5.45% 8/17/2022 (a)	121,490	2,863,519
Aspen Insurance Holdings, Ltd. 3 Month USD LIBOR + 4.06% 5.95% 7/1/2023 (a) (b)	103,396	2,622,123
Aspen Insurance Holdings, Ltd. 5.63% 1/1/2027 (a)	93,996	2,221,125
Axis Capital Holdings, Ltd. 5.50% 11/7/2021 (a)	204,663	4,922,145
Brighthouse Financial, Inc. 6.25% 9/15/2023	139,543	3,508,181
Hartford Financial Services Group, Inc. 3 Month USD LIBOR + 5.60% 7.88% 4/15/2042 (a) (b)	223,269	6,253,765
MetLife, Inc. 3 Month USD LIBOR + 1.00% 4.00% 11/22/2017 (a) (b)	223,269	5,621,913
MetLife, Inc. 5.63% 6/15/2023	299,552	7,548,710
PartnerRe, Ltd. 7.25% 4/29/2021 (a)	108,198	2,921,346
Prudential Financial, Inc. 5.75% 12/15/2052 (a)	213,966	5,353,429
Prudential Financial, Inc. 5.70% 3/15/2053 (a)	264,202	6,605,050
Prudential Financial, Inc. 5.63% 8/15/2023	210,245	5,207,769
Reinsurance Group of America, Inc. 3 Month USD LIBOR + 4.37% 6.20% 9/15/2042 (b)	148,846	3,969,723
Reinsurance Group of America, Inc. 3 Month USD LIBOR + 4.04% 5.75% 6/15/2056 (a) (b)	148,846	3,791,108

See accompanying notes to schedule of investments.

SPDR WELLS FARGO® PREFERRED STOCK ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
RenaissanceRe Holdings, Ltd. 5.38% 6/1/2018 (a)	103,396	$ 2,491,844
RenaissanceRe Holdings, Ltd. 5.75% 6/30/2023	93,996	2,343,320
Torchmark Corp. 6.13% 6/15/2056 (a)	110,380	2,816,898
Unum Group 6.25% 6/15/2058 (a)	110,349	2,786,312
Validus Holdings, Ltd. 5.80% 6/21/2022 (a)	93,996	2,453,296
WR Berkley Corp. 5.75% 6/1/2056 (a)	109,037	2,655,051
		117,761,898
INTERNET — 1.1%
eBay, Inc. 6.00% 2/1/2056 (Cost $7,230,805)(a)	279,087	7,323,243
PIPELINES — 0.8%
Enbridge, Inc. 6.38% 4/15/2078 (Cost $5,713,084)(b)	223,269	5,635,309
REAL ESTATE INVESTMENT TRUSTS — 7.8%
Digital Realty Trust, Inc. 7.38% 3/26/2019	134,626	3,424,885
Government Properties Income Trust 5.88% 5/1/2046 (a)	114,060	2,845,797
Kimco Realty Corp. 5.25% 12/20/2022 (a)	99,447	2,218,663
National Retail Properties, Inc. 5.70% 5/30/2018 (a)	108,094	2,589,932
National Retail Properties, Inc. 5.20% 10/11/2021 (a)	126,953	2,845,017
Public Storage 5.15% 6/2/2022 (a)	105,274	2,506,574
Public Storage 4.90% 10/14/2021 (a)	128,906	2,963,549
Public Storage 4.95% 7/20/2021 (a)	119,556	2,759,353
Public Storage 5.40% 1/20/2021	112,796	2,752,222
Public Storage 5.38% 11/20/2017	184,198	4,468,644
Public Storage 6.00% 6/4/2019 (a)	108,094	2,733,697
Public Storage 5.20% 1/16/2018 (a)	186,057	4,424,435
Public Storage 5.05% 8/9/2022 (a)	112,796	2,692,441
Senior Housing Properties Trust 5.63% 8/1/2042	128,979	3,136,769
Senior Housing Properties Trust 6.25% 2/1/2046	93,996	2,438,256
Vornado Realty Trust 5.40% 1/25/2018	112,796	2,699,208
Vornado Realty Trust 5.25% 4/1/2166 (a)	120,126	2,675,206
Wells Fargo Real Estate Investment Corp. 6.38% 12/11/2019 (a)	103,396	2,646,938
		52,821,586
Security Description	Shares	Value
TELECOMMUNICATIONS — 8.0%
AT&T, Inc. 5.35% 11/1/2066 (a)	492,122	$ 12,288,286
AT&T, Inc. 5.63% 8/1/2023	306,995	7,601,196
Qwest Corp. 6.50% 9/1/2056 (a)	363,743	8,406,101
Qwest Corp. 6.88% 10/1/2054 (a)	186,057	4,539,791
Qwest Corp. 6.13% 6/1/2053	288,389	6,497,404
Qwest Corp. 6.63% 9/15/2055 (a)	152,567	3,678,390
Qwest Corp. 6.75% 6/15/2057 (a)	245,596	5,845,185
Verizon Communications, Inc. 5.90% 2/15/2054 (a)	186,057	4,727,709
		53,584,062
TOTAL PREFERRED STOCKS (Cost $687,706,469)		668,761,818
SHORT-TERM INVESTMENTS — 5.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (d) (e)	4,083,364	4,083,364
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	34,992,850	34,992,850
TOTAL SHORT-TERM INVESTMENTS (Cost $39,076,214)		39,076,214
TOTAL INVESTMENTS — 105.0% (Cost $726,782,683)		707,838,032
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.0)%		(33,488,965)
NET ASSETS — 100.0%		$ 674,349,067

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2018.
(f)	Investment of cash collateral for securities loaned.

LIBOR	= London Interbank Offered Rate

See accompanying notes to schedule of investments.

SPDR WELLS FARGO® PREFERRED STOCK ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Preferred Stocks
Banks	$303,375,756	$—	$—	$303,375,756
Diversified Financial Services	34,886,951	—	—	34,886,951
Electric	86,379,093	—	—	86,379,093
Hand & Machine Tools	6,993,920	—	—	6,993,920
Insurance	117,761,898	—	—	117,761,898
Internet	7,323,243	—	—	7,323,243
Pipelines	5,635,309	—	—	5,635,309
Real Estate Investment Trusts	52,821,586	—	—	52,821,586
Telecommunications	53,584,062	—	—	53,584,062
Short-Term Investments	39,076,214	—	—	39,076,214
TOTAL INVESTMENTS	$707,838,032	$—	$—	$707,838,032
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Corp.	820,493	$21,484,383	$ 4,202,795	$ 1,301,805	$(27,381)	$(545,410)	930,288	$23,812,582	$330,190	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,000,594	1,000,594	41,298,133	38,215,363	—	—	4,083,364	4,083,364	14,104	—
State Street Navigator Securities Lending Government Money Market Portfolio	33,083,645	33,083,645	63,108,622	61,199,417	—	—	34,992,850	34,992,850	413,880	—
Total		$55,568,622	$108,609,550	$100,716,585	$(27,381)	$(545,410)		$62,888,796	$758,174	$—
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS 1-10 YEAR TIPS ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.8%
Treasury Inflation Protected Indexed Bonds:
1.75%, 1/15/2028	$ 5,915,069	$ 6,335,146
2.00%, 1/15/2026	8,098,594	8,714,120
2.38%, 1/15/2025	11,805,806	12,869,183
2.38%, 1/15/2027	6,568,805	7,320,868
3.63%, 4/15/2028	8,264,109	10,267,129
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2020	17,005,387	16,789,700
0.13%, 4/15/2021	15,079,652	14,773,999
0.13%, 1/15/2022	14,513,764	14,159,147
0.13%, 4/15/2022	14,522,556	14,114,519
0.13%, 7/15/2022	14,180,738	13,841,180
0.13%, 1/15/2023	14,128,711	13,681,275
0.13%, 7/15/2024	13,737,196	13,201,576
0.13%, 7/15/2026	12,195,638	11,504,537
0.25%, 1/15/2025	13,768,520	13,217,754
0.38%, 7/15/2023	14,008,137	13,738,499
0.38%, 7/15/2025	13,752,331	13,318,546
0.38%, 1/15/2027	12,646,381	12,079,157
0.38%, 7/15/2027	11,990,910	11,462,704
0.50%, 1/15/2028	12,515,315	12,015,186
0.63%, 7/15/2021	12,653,652	12,623,508
0.63%, 4/15/2023	10,571,814	10,438,520
0.63%, 1/15/2024	13,973,123	13,789,313
0.63%, 1/15/2026	14,181,864	13,882,331
Security Description	Principal Amount	Value
0.75%, 7/15/2028	$ 7,625,928	$ 7,509,560
1.13%, 1/15/2021	13,337,166	13,420,897
1.25%, 7/15/2020	11,810,774	11,949,580
1.38%, 1/15/2020	6,826,332	6,877,119
TOTAL U.S. TREASURY OBLIGATIONS (Cost $329,955,807)		323,895,053

	Shares
SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (b) (c) (Cost $56,163)	56,163	56,163
TOTAL INVESTMENTS — 99.8% (Cost $330,011,970)		323,951,216
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		713,206
NET ASSETS — 100.0%		$ 324,664,422

(a)	Amount is less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$323,895,053	$—	$323,895,053
Short-Term Investment	56,163	—	—	56,163
TOTAL INVESTMENTS	$56,163	$323,895,053	$—	$323,951,216
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	65,850	$65,850	$3,661,430	$3,671,117	$—	$—	56,163	$56,163	$1,644	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	4,547,208	4,547,208	—	—	—	—	227	—
Total		$65,850	$8,208,638	$8,218,325	$—	$—		$56,163	$1,871	$—
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS 1-3 MONTH T-BILL ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.8% (a)
U.S. Treasury Bill:
2.00%, 11/1/2018	$ 381,477,000	$ 380,799,482
2.01%, 11/8/2018	463,515,000	462,502,220
2.04%, 11/15/2018	381,477,000	380,484,565
2.04%, 11/23/2018	381,477,000	380,292,686
2.08%, 11/29/2018	381,477,000	380,150,017
2.08%, 12/6/2018	451,210,000	449,450,091
2.08%, 12/13/2018	369,171,000	367,579,297
2.13%, 12/20/2018	369,171,000	367,424,614
2.18%, 12/27/2018	369,171,000	367,250,617
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,536,103,821)		3,535,933,589

	Shares
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (b) (c) (Cost $7,802,817)	7,802,817	7,802,817
TOTAL INVESTMENTS — 100.0% (Cost $3,543,906,638)		3,543,736,406
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(374,554)
NET ASSETS — 100.0%		$ 3,543,361,852

(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2018.
(d)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$3,535,933,589	$—	$3,535,933,589
Short-Term Investment	7,802,817	—	—	7,802,817
TOTAL INVESTMENTS	$7,802,817	$3,535,933,589	$—	$3,543,736,406
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,555,709	$6,555,709	$17,376,381	$16,129,273	$—	$—	7,802,817	$7,802,817	$18,820	$—
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 71.8%
AEROSPACE & DEFENSE — 0.2%
Arconic, Inc. 1.63%, 10/15/2019 (a)	$ 11,000,000	$ 11,232,540
AUTO MANUFACTURERS — 2.4%
Navistar International Corp. 4.75%, 4/15/2019	14,500,000	14,745,630
Tesla, Inc.:
0.25%, 3/1/2019	27,764,000	27,483,028
1.25%, 3/1/2021	41,175,000	39,348,889
2.38%, 3/15/2022 (a)	31,150,000	31,748,080
		113,325,627
BIOTECHNOLOGY — 4.9%
BioMarin Pharmaceutical, Inc.:
0.60%, 8/1/2024 (a)	15,100,000	15,985,464
1.50%, 10/15/2020	11,500,000	13,793,790
Exact Sciences Corp. 1.00%, 1/15/2025	26,325,000	32,471,361
Illumina, Inc.:
Zero Coupon, 6/15/2019	17,995,000	25,950,410
Zero Coupon, 8/15/2023 (a) (b)	25,700,000	28,434,480
0.50%, 6/15/2021	15,025,000	22,727,716
Insmed, Inc. 1.75%, 1/15/2025	15,925,000	13,557,908
Intercept Pharmaceuticals, Inc. 3.25%, 7/1/2023	12,450,000	12,535,656
Ionis Pharmaceuticals, Inc. 1.00%, 11/15/2021	20,165,000	21,332,150
Ligand Pharmaceuticals, Inc. 0.75%, 5/15/2023 (b)	21,425,000	26,215,844
Medicines Co.:
2.50%, 1/15/2022	13,075,000	14,018,492
2.75%, 7/15/2023	12,500,000	11,409,000
		238,432,271
COMMERCIAL SERVICES — 2.6%
Euronet Worldwide, Inc. 1.50%, 10/1/2044	11,175,000	15,544,313
Macquarie Infrastructure Corp.:
2.00%, 10/1/2023	10,400,000	9,323,704
2.88%, 7/15/2019	12,375,000	12,272,411
Square, Inc.:
0.38%, 3/1/2022	11,650,000	50,394,056
0.50%, 5/15/2023 (b)	25,375,000	36,013,215
		123,547,699
COMPUTERS — 1.8%
Lumentum Holdings, Inc. 0.25%, 3/15/2024	13,775,000	16,518,704
Nutanix, Inc. Zero Coupon, 1/15/2023 (b)	19,475,000	21,627,182
Security Description	Principal Amount	Value
Pure Storage, Inc. 0.13%, 4/15/2023 (b)	$ 16,800,000	$ 19,429,704
Western Digital Corp. 1.50%, 2/1/2024 (a) (b)	32,875,000	30,510,959
		88,086,549
DIVERSIFIED FINANCIAL SERVICES — 0.4%
JPMorgan Chase Financial Co. LLC 0.25%, 5/1/2023 (b)	18,400,000	17,814,696
ELECTRIC — 0.7%
CenterPoint Energy, Inc. 3.40%, 9/15/2029 (c)	387,171	17,422,695
NRG Energy, Inc. 2.75%, 6/1/2048 (b)	17,475,000	18,456,746
		35,879,441
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
SunPower Corp.:
0.88%, 6/1/2021	100,000	81,156
4.00%, 1/15/2023 (a)	24,945,000	20,951,056
		21,032,212
ELECTRONICS — 0.4%
Vishay Intertechnology, Inc. 2.25%, 6/15/2025 (b)	18,225,000	17,011,762
ENERGY-ALTERNATE SOURCES — 0.3%
Tesla Energy Operations, Inc. 1.63%, 11/1/2019 (a)	16,257,000	14,253,812
ENGINEERING & CONSTRUCTION — 0.3%
Dycom Industries, Inc. 0.75%, 9/15/2021	15,075,000	16,700,537
ENTERTAINMENT — 0.4%
Live Nation Entertainment, Inc. 2.50%, 3/15/2023 (b)	17,675,000	19,228,986
HEALTH CARE PRODUCTS — 1.6%
Insulet Corp. 1.38%, 11/15/2024 (b)	12,125,000	15,398,023
NuVasive, Inc. 2.25%, 3/15/2021 (a)	18,257,000	23,120,665
Wright Medical Group NV 2.25%, 11/15/2021	12,725,000	18,409,639
Wright Medical Group, Inc. 2.00%, 2/15/2020	17,978,000	19,705,326
		76,633,653
HEALTH CARE SERVICES — 1.6%
Anthem, Inc. 2.75%, 10/15/2042	11,123,000	42,044,273

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Molina Healthcare, Inc. 1.13%, 1/15/2020 (a)	$ 9,976,000	$ 36,441,031
		78,485,304
INSURANCE — 0.9%
AXA SA 7.25%, 5/15/2021 (b)	28,025,000	30,048,125
MGIC Investment Corp. 9.00%, 4/1/2063 (b)	11,000,000	14,825,800
		44,873,925
INTERNET — 12.6%
Altaba, Inc. Zero Coupon, 12/1/2018	43,506,000	55,471,890
Booking Holdings, Inc.:
0.35%, 6/15/2020	30,757,000	46,656,524
0.90%, 9/15/2021 (a)	30,100,000	35,682,346
Ctrip.com International, Ltd.:
1.00%, 7/1/2020	19,300,000	18,939,090
1.25%, 9/15/2022	28,355,000	27,770,036
1.99%, 7/1/2025	14,365,000	14,929,545
FireEye, Inc.:
0.88%, 6/1/2024 (b)	17,450,000	17,324,011
Series B, 1.63%, 6/1/2035	14,350,000	13,170,861
IAC FinanceCo, Inc. 0.88%, 10/1/2022 (b)	16,200,000	24,030,594
Liberty Expedia Holdings, Inc. 1.00%, 6/30/2047 (a) (b)	11,550,000	11,626,808
MercadoLibre, Inc. 2.00%, 8/15/2028 (b)	26,950,000	26,571,083
Palo Alto Networks, Inc. 0.75%, 7/1/2023 (b)	51,375,000	53,560,492
RingCentral, Inc. Zero Coupon, 3/15/2023 (b)	15,750,000	19,808,932
Twilio, Inc. 0.25%, 6/1/2023 (b)	15,525,000	20,928,942
Twitter, Inc.:
0.25%, 9/15/2019	27,275,000	26,364,833
0.25%, 6/15/2024 (b)	36,200,000	31,626,854
1.00%, 9/15/2021	29,250,000	26,859,690
Vipshop Holdings, Ltd. 1.50%, 3/15/2019 (a)	18,297,000	17,942,221
Wayfair, Inc. 0.38%, 9/1/2022	14,169,000	21,471,561
Weibo Corp. 1.25%, 11/15/2022 (a) (b)	27,075,000	26,052,919
Wix.com, Ltd. Zero Coupon, 7/1/2023 (b)	13,375,000	14,237,286
Yandex NV 1.13%, 12/15/2018	9,050,000	8,928,821
Zendesk, Inc. 0.25%, 3/15/2023 (b)	18,050,000	22,708,524
Zillow Group, Inc.:
1.50%, 7/1/2023	11,950,000	11,043,712
2.00%, 12/1/2021 (a)	12,975,000	14,071,647
		607,779,222
Security Description	Principal Amount	Value
INVESTMENT COMPANY SECURITY — 0.4%
Ares Capital Corp. 3.75%, 2/1/2022	$ 10,350,000	$ 10,468,404
Prospect Capital Corp. 4.75%, 4/15/2020 (a)	10,450,000	10,524,300
		20,992,704
LODGING — 1.5%
Caesars Entertainment Corp. 5.00%, 10/1/2024	34,213,020	55,741,221
Huazhu Group, Ltd. 0.38%, 11/1/2022 (b)	15,185,000	15,646,016
		71,387,237
MEDIA — 4.5%
DISH Network Corp.:
2.38%, 3/15/2024	30,575,000	26,984,883
3.38%, 8/15/2026	90,917,000	86,486,615
Liberty Interactive LLC:
1.75%, 9/30/2046 (b)	12,040,000	13,513,576
3.50%, 1/15/2031	9,700,000	6,663,900
3.75%, 2/15/2030	15,284,360	10,386,946
4.00%, 11/15/2029	13,000,000	8,948,290
Liberty Media Corp.:
1.38%, 10/15/2023	30,702,000	37,470,870
2.13%, 3/31/2048 (b)	10,975,000	10,824,752
Liberty Media Corp.-Liberty Formula One 1.00%, 1/30/2023	13,425,000	15,782,698
		217,062,530
MINING — 0.2%
Royal Gold, Inc. 2.88%, 6/15/2019	9,630,000	9,704,633
OIL & GAS — 2.7%
Chesapeake Energy Corp. 5.50%, 9/15/2026	45,425,000	44,819,939
Ensco Jersey Finance, Ltd. 3.00%, 1/31/2024 (a)	25,625,000	25,501,744
Nabors Industries, Inc. 0.75%, 1/15/2024 (a)	17,250,000	13,493,812
Transocean, Inc. 0.50%, 1/30/2023 (a)	22,700,000	33,614,841
Whiting Petroleum Corp. 1.25%, 4/1/2020	15,725,000	15,093,327
		132,523,663
OIL & GAS SERVICES — 0.7%
Weatherford International, Ltd. 5.88%, 7/1/2021 (a)	36,400,000	34,370,336
PHARMACEUTICALS — 4.2%
DexCom, Inc. 0.75%, 5/15/2022	13,085,000	20,022,536
Herbalife Nutrition, Ltd.:
2.00%, 8/15/2019	19,933,000	25,957,151
2.63%, 3/15/2024 (a) (b)	15,850,000	16,996,272

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Horizon Pharma Investment, Ltd. 2.50%, 3/15/2022	$ 10,850,000	$ 10,897,849
Jazz Investments I, Ltd.:
1.50%, 8/15/2024	17,825,000	18,124,817
1.88%, 8/15/2021 (a)	16,872,000	18,098,088
Neurocrine Biosciences, Inc. 2.25%, 5/15/2024	16,025,000	27,501,464
Sarepta Therapeutics, Inc. 1.50%, 11/15/2024 (b)	16,873,000	39,018,475
Supernus Pharmaceuticals, Inc. 0.63%, 4/1/2023 (b)	10,475,000	11,779,661
Teva Pharmaceutical Finance Co. LLC Series C, 0.25%, 2/1/2026 (a)	14,172,000	13,288,801
		201,685,114
PIPELINES — 0.3%
Cheniere Energy, Inc. 4.25%, 3/15/2045	16,825,000	13,479,012
REAL ESTATE INVESTMENT TRUSTS — 1.3%
Blackstone Mortgage Trust, Inc. 4.38%, 5/5/2022	11,425,000	11,442,252
Colony Capital, Inc. 3.88%, 1/15/2021	11,150,000	10,540,764
Extra Space Storage L.P. 3.13%, 10/1/2035 (b)	16,655,000	17,698,436
Spirit Realty Capital, Inc. 2.88%, 5/15/2019	12,075,000	12,062,683
VEREIT, Inc. 3.75%, 12/15/2020 (a)	11,975,000	12,066,728
		63,810,863
RETAIL — 0.3%
RH:
Zero Coupon, 6/15/2019	9,650,000	11,698,213
Zero Coupon, 6/15/2023 (a) (b)	2,000,000	1,902,260
		13,600,473
SEMICONDUCTORS — 11.6%
Advanced Micro Devices, Inc. 2.13%, 9/1/2026	25,075,000	97,656,092
Cree, Inc. 0.88%, 9/1/2023 (b)	18,325,000	16,798,711
Integrated Device Technology, Inc. 0.88%, 11/15/2022	10,300,000	15,459,682
Intel Corp. 3.25%, 8/1/2039	36,678,000	84,128,695
Microchip Technology, Inc.:
1.63%, 2/15/2025	52,810,000	79,842,911
1.63%, 2/15/2027	61,125,000	65,146,414
2.25%, 2/15/2037	22,610,000	23,852,193
Micron Technology, Inc. Series G, 3.00%, 11/15/2043	30,525,000	47,358,011
Security Description	Principal Amount	Value
NXP Semiconductors NV 1.00%, 12/1/2019	$ 34,675,000	$ 36,080,031
ON Semiconductor Corp.:
1.00%, 12/1/2020	20,925,000	24,260,863
1.63%, 10/15/2023	17,450,000	19,604,901
Silicon Laboratories, Inc. 1.38%, 3/1/2022 (a)	13,125,000	15,074,981
Synaptics, Inc. 0.50%, 6/15/2022	15,475,000	14,827,062
Teradyne, Inc. 1.25%, 12/15/2023	13,740,000	17,868,046
		557,958,593
SOFTWARE — 10.4%
Akamai Technologies, Inc.:
Zero Coupon, 2/15/2019	22,300,000	22,121,377
0.13%, 5/1/2025 (a) (b)	36,175,000	35,563,643
Atlassian, Inc. 0.63%, 5/1/2023 (b)	30,675,000	40,208,483
Avaya Holdings Corp. 2.25%, 6/15/2023 (b)	10,200,000	10,374,216
Citrix Systems, Inc. 0.50%, 4/15/2019	42,715,000	65,534,634
DocuSign, Inc. 0.50%, 9/15/2023 (b)	17,500,000	17,345,825
Guidewire Software, Inc. 1.25%, 3/15/2025	12,300,000	13,143,288
HubSpot, Inc. 0.25%, 6/1/2022 (a)	10,866,000	17,891,956
j2 Global, Inc. 3.25%, 6/15/2029	14,225,000	18,433,893
Momo, Inc. 1.25%, 7/1/2025 (b)	22,050,000	21,361,820
New Relic, Inc. 0.50%, 5/1/2023 (b)	16,150,000	17,302,787
Nuance Communications, Inc.:
1.00%, 12/15/2035	18,545,000	17,497,022
1.25%, 4/1/2025 (a)	12,125,000	12,510,939
Red Hat, Inc. 0.25%, 10/1/2019	15,505,000	28,676,032
Sea, Ltd. 2.25%, 7/1/2023 (b)	15,725,000	15,606,276
ServiceNow, Inc. Zero Coupon, 6/1/2022	23,475,000	34,891,362
Splunk, Inc.:
0.50%, 9/15/2023 (b)	38,000,000	38,976,980
1.13%, 9/15/2025 (b)	26,000,000	26,650,260
Verint Systems, Inc. 1.50%, 6/1/2021	11,075,000	11,421,205
Workday, Inc. 0.25%, 10/1/2022 (b)	33,575,000	38,732,791
		504,244,789
TELECOMMUNICATIONS — 1.9%
Finisar Corp. 0.50%, 12/15/2036	16,375,000	14,993,933
GCI Liberty, Inc. 1.75%, 9/30/2046 (a) (b)	13,800,000	15,136,254

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Gogo, Inc. 3.75%, 3/1/2020	$ 12,875,000	$ 12,136,876
Infinera Corp. 2.13%, 9/1/2024	12,000,000	12,158,400
Intelsat SA 4.50%, 6/15/2025 (b)	12,000,000	22,343,640
Viavi Solutions, Inc. 1.00%, 3/1/2024	12,475,000	13,428,464
		90,197,567
TRANSPORTATION — 0.3%
Golar LNG, Ltd. 2.75%, 2/15/2022 (a)	12,310,000	12,865,181
TOTAL CORPORATE BONDS & NOTES (Cost $3,165,685,335)		3,468,200,931

	Shares
CONVERTIBLE PREFERRED STOCKS — 27.5%
AGRICULTURE — 0.5%
Bunge, Ltd. 4.88%, 12/31/2049	223,450	24,244,325
BANKS — 5.8%
Bank of America Corp. Series L, 7.25%, 12/31/2049	95,292	123,331,671
Wells Fargo & Co. Series L, 7.50%, 12/31/2049	123,421	159,321,700
		282,653,371
CHEMICALS — 0.6%
International Flavors & Fragrances, Inc. 6.00%, 9/15/2021	500,000	28,750,000
DIVERSIFIED FINANCIAL SERVICES — 0.3%
AMG Capital Trust II 5.15%, 10/15/2037	282,988	16,696,292
ELECTRIC — 4.8%
CenterPoint Energy, Inc. 7.00%, 9/1/2021	520,000	26,254,800
Dominion Energy, Inc. Series A, 6.75%, 8/15/2019 (a)	883,077	41,769,542
DTE Energy Co. 6.50%, 10/1/2019	436,659	22,584,004
NextEra Energy, Inc. 6.12%, 9/1/2019	942,811	53,693,086
Sempra Energy:
6.75%, 7/15/2021	180,000	18,444,960
Series A, 6.00%, 1/15/2021	552,650	55,729,226
Vistra Energy Corp. 7.00%, 7/1/2019 (a)	147,350	14,335,682
		232,811,300
Security Description	Shares	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Belden, Inc. 6.75%, 7/15/2019 (a)	190,000	$ 17,974,000
ELECTRONICS — 1.0%
Fortive Corp. Series A, 5.00%, 7/1/2021	43,950	47,413,699
HAND & MACHINE TOOLS — 0.6%
Stanley Black & Decker, Inc. 5.38%, 5/15/2020 (a)	245,129	26,868,590
HEALTH CARE PRODUCTS — 2.1%
Becton Dickinson and Co. Series A, 6.13%, 5/1/2020	1,544,639	100,957,605
INVESTMENT COMPANY SECURITY — 7.7%
Mandatory Exchangeable Trust (Alibaba Group Holding Limited) 5.75%, 6/1/2019 (b)	2,013,400	373,807,844
METAL FABRICATE & HARDWARE — 0.4%
Rexnord Corp. Series A, 5.75%, 11/15/2019 (a)	273,700	17,790,500
OIL & GAS — 0.6%
Hess Corp. 8.00%, 2/1/2019	356,424	28,328,579
PHARMACEUTICALS — 0.9%
Teva Pharmaceutical Industries, Ltd. 7.00%, 12/15/2018	110,950	44,786,077
REAL ESTATE INVESTMENT TRUSTS — 1.8%
Crown Castle International Corp. Series A, 6.88%, 8/1/2020	51,350	55,766,100
Welltower, Inc. Series I, 6.50%, 12/31/2049	479,678	29,030,113
		84,796,213
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,225,456,945)		1,327,878,395
SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (d) (e)	1,497,237	1,497,237

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	161,204,552	$ 161,204,552
TOTAL SHORT-TERM INVESTMENTS (Cost $162,701,789)		162,701,789
TOTAL INVESTMENTS — 102.7% (Cost $4,553,844,069)		4,958,781,115
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(130,380,094)
NET ASSETS — 100.0%		$ 4,828,401,021

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 28.6% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2018. Maturity date shown is the final maturity.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2018.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Aerospace & Defense	$ —	$ 11,232,540	$—	$ 11,232,540
Auto Manufacturers	—	113,325,627	—	113,325,627
Biotechnology	—	238,432,271	—	238,432,271
Commercial Services	—	123,547,699	—	123,547,699
Computers	—	88,086,549	—	88,086,549
Diversified Financial Services	—	17,814,696	—	17,814,696
Electric	—	35,879,441	—	35,879,441
Electrical Components & Equipment	—	21,032,212	—	21,032,212
Electronics	—	17,011,762	—	17,011,762
Energy-Alternate Sources	—	14,253,812	—	14,253,812
Engineering & Construction	—	16,700,537	—	16,700,537
Entertainment	—	19,228,986	—	19,228,986
Health Care Products	—	76,633,653	—	76,633,653
Health Care Services	—	78,485,304	—	78,485,304
Insurance	—	44,873,925	—	44,873,925
Internet	—	607,779,222	—	607,779,222
Investment Company Security	—	20,992,704	—	20,992,704
Lodging	—	71,387,237	—	71,387,237
Media	—	217,062,530	—	217,062,530
Mining	—	9,704,633	—	9,704,633
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Oil & Gas	$ —	$ 132,523,663	$—	$ 132,523,663
Oil & Gas Services	—	34,370,336	—	34,370,336
Pharmaceuticals	—	201,685,114	—	201,685,114
Pipelines	—	13,479,012	—	13,479,012
Real Estate Investment Trusts	—	63,810,863	—	63,810,863
Retail	—	13,600,473	—	13,600,473
Semiconductors	—	557,958,593	—	557,958,593
Software	—	504,244,789	—	504,244,789
Telecommunications	—	90,197,567	—	90,197,567
Transportation	—	12,865,181	—	12,865,181
Convertible Preferred Stocks
Agriculture	24,244,325	—	—	24,244,325
Banks	282,653,371	—	—	282,653,371
Chemicals	28,750,000	—	—	28,750,000
Diversified Financial Services	16,696,292	—	—	16,696,292
Electric	214,366,340	18,444,960	—	232,811,300
Electrical Components & Equipment	17,974,000	—	—	17,974,000
Electronics	47,413,699	—	—	47,413,699
Hand & Machine Tools	26,868,590	—	—	26,868,590
Health Care Products	100,957,605	—	—	100,957,605
Investment Company Security	—	373,807,844	—	373,807,844
Metal Fabricate & Hardware	17,790,500	—	—	17,790,500
Oil & Gas	28,328,579	—	—	28,328,579
Pharmaceuticals	44,786,077	—	—	44,786,077
Real Estate Investment Trusts	84,796,213	—	—	84,796,213
Short-Term Investments	162,701,789	—	—	162,701,789
TOTAL INVESTMENTS	$1,098,327,380	$3,860,453,735	$—	$4,958,781,115
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,428,434	$ 7,428,434	$ 81,237,049	$ 87,168,246	$—	$—	1,497,237	$ 1,497,237	$ 42,039	$—
State Street Navigator Securities Lending Government Money Market Portfolio	143,752,763	143,752,763	201,619,518	184,167,729	—	—	161,204,552	161,204,552	473,226	—
Total		$151,181,197	$282,856,567	$271,335,975	$—	$—		$162,701,789	$515,265	$—
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 96.7%
ARGENTINA — 1.2%
Argentine Republic Government International Bond:
15.50%, 10/17/2026	ARS	109,295,000	$ 1,928,251
16.00%, 10/17/2023	ARS	57,110,000	1,143,834
18.20%, 10/3/2021	ARS	181,957,000	3,569,968
			6,642,053
BRAZIL — 12.1%
Brazil Letras do Tesouro Nacional:
Series LTN, Zero Coupon, 10/1/2019	BRL	23,660,000	5,490,781
Series LTN, Zero Coupon, 1/1/2020	BRL	27,600,000	6,256,452
Series LTN, Zero Coupon, 4/1/2020	BRL	24,375,000	5,394,617
Series LTN, Zero Coupon, 7/1/2020	BRL	55,775,000	12,035,699
Series LTN, Zero Coupon, 10/1/2020	BRL	2,500,000	525,450
Series LTN, Zero Coupon, 7/1/2021	BRL	29,650,000	5,724,097
Series LTN, Zero Coupon, 1/1/2022	BRL	23,760,000	4,312,105
Series LTN, Zero Coupon, 7/1/2022	BRL	7,450,000	1,272,965
Brazil Notas do Tesouro Nacional Serie F:
Series NTNF, 10.00%, 1/1/2021	BRL	21,310,000	5,393,720
Series NTNF, 10.00%, 1/1/2023	BRL	37,180,000	9,052,723
Series NTNF, 10.00%, 1/1/2025	BRL	22,800,000	5,384,479
Series NTNF, 10.00%, 1/1/2027	BRL	20,075,000	4,617,801
Series NTNF, 10.00%, 1/1/2029	BRL	4,000,000	902,617
Brazilian Government International Bond:
8.50%, 1/5/2024	BRL	350,000	85,231
10.25%, 1/10/2028	BRL	1,000,000	262,611
12.50%, 1/5/2022	BRL	350,000	97,063
			66,808,411
CHILE — 1.7%
Bonos de la Tesoreria de la Republica en pesos:
4.50%, 2/28/2021	CLP	1,820,000,000	2,805,331
4.50%, 3/1/2021	CLP	1,200,000,000	1,847,668
Bonos del Banco Central de Chile en Pesos:
Series 5YR, 4.50%, 4/1/2020	CLP	345,000,000	529,739
4.50%, 6/1/2020	CLP	510,000,000	784,522
Security Description		Principal Amount	Value
Series 10YR, 6.00%, 2/1/2021	CLP	305,000,000	$ 484,659
Series 10YR, 6.00%, 3/1/2022	CLP	310,000,000	499,823
6.00%, 3/1/2023	CLP	215,000,000	350,681
Chile Government International Bond 5.50%, 8/5/2020	CLP	1,210,000,000	1,888,616
			9,191,039
COLOMBIA — 4.3%
Colombia Government International Bond:
4.38%, 3/21/2023	COP	1,610,000,000	515,089
7.75%, 4/14/2021 (a)	COP	400,000,000	141,120
9.85%, 6/28/2027	COP	115,000,000	47,932
Colombian TES:
Series B, 5.00%, 11/21/2018	COP	3,020,000,000	1,018,455
Series B, 6.00%, 4/28/2028	COP	15,815,000,000	4,996,095
Series B, 6.25%, 11/26/2025	COP	5,230,000,000	1,732,319
Series B, 7.00%, 9/11/2019	COP	10,660,000,000	3,674,327
Series B, 7.00%, 5/4/2022	COP	4,029,000,000	1,409,589
Series B, 7.00%, 6/30/2032	COP	5,764,000,000	1,897,743
Series B, 7.50%, 8/26/2026	COP	20,062,000,000	7,082,753
Series B, 7.75%, 9/18/2030	COP	2,000,000,000	709,849
Series B, 11.00%, 7/24/2020	COP	910,000,000	337,010
			23,562,281
CZECH REPUBLIC — 3.6%
Czech Republic Government Bond:
Series 101, Zero Coupon, 2/10/2020	CZK	14,090,000	622,721
Series 100, 0.25%, 2/10/2027	CZK	17,900,000	690,791
Series 97, 0.45%, 10/25/2023	CZK	28,040,000	1,176,968
Series 94, 0.95%, 5/15/2030	CZK	40,020,000	1,557,943
Series 95, 1.00%, 6/26/2026	CZK	38,730,000	1,607,181
Series 76, 1.50%, 10/29/2019	CZK	4,480,000	201,831
Series 15Y, 2.00%, 10/13/2033	CZK	4,000,000	168,944
Series 89, 2.40%, 9/17/2025	CZK	93,430,000	4,292,096
Series 78, 2.50%, 8/25/2028	CZK	24,100,000	1,116,363

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series 105, 2.75%, 7/23/2029	CZK	19,000,000	$ 893,816
Series 46, 3.75%, 9/12/2020	CZK	91,690,000	4,311,713
Series 61, 3.85%, 9/29/2021	CZK	25,030,000	1,202,293
Series 49, 4.20%, 12/4/2036	CZK	13,130,000	712,022
Series 52, 4.70%, 9/12/2022	CZK	21,350,000	1,069,099
Series 53, 4.85%, 11/26/2057	CZK	7,300,000	447,092
			20,070,873
HUNGARY — 3.3%
Hungary Government Bond:
Series 21/C, 0.50%, 4/21/2021	HUF	50,000,000	174,830
Series 20/C, 1.00%, 9/23/2020	HUF	218,000,000	780,334
Series 22/B, 1.75%, 10/26/2022	HUF	348,300,000	1,229,420
Series 21/B, 2.50%, 10/27/2021	HUF	216,000,000	791,219
Series 26/D, 2.75%, 12/22/2026	HUF	235,000,000	801,469
Series 24/B, 3.00%, 6/26/2024	HUF	380,480,000	1,381,990
Series 27/A, 3.00%, 10/27/2027	HUF	408,700,000	1,403,591
Series 31/A, 3.25%, 10/22/2031	HUF	80,000,000	269,221
Series 20/B, 3.50%, 6/24/2020	HUF	890,630,000	3,329,726
Series 25/B, 5.50%, 6/24/2025	HUF	1,161,890,000	4,789,891
Series 28/A, 6.75%, 10/22/2028	HUF	100,000,000	451,428
Series 22/A, 7.00%, 6/24/2022	HUF	378,910,000	1,599,460
Series 20/A, 7.50%, 11/12/2020	HUF	327,720,000	1,329,803
			18,332,382
INDONESIA — 4.4%
Indonesia Treasury Bond:
Series FR63, 5.63%, 5/15/2023	IDR	45,055,000,000	2,745,357
Series FR64, 6.13%, 5/15/2028	IDR	45,800,000,000	2,664,738
Series FR62, 6.38%, 4/15/2042 (a)	IDR	1,700,000,000	83,965
Series FR65, 6.63%, 5/15/2033	IDR	31,470,000,000	1,806,703
Series FR61, 7.00%, 5/15/2022	IDR	23,158,000,000	1,517,663
Series FR59, 7.00%, 5/15/2027	IDR	14,710,000,000	913,113
Security Description		Principal Amount	Value
Series FR76, 7.38%, 5/15/2048	IDR	3,700,000,000	$ 208,253
Series FR74, 7.50%, 8/15/2032	IDR	26,300,000,000	1,632,554
Series FR75, 7.50%, 5/15/2038	IDR	5,810,000,000	350,514
Series FR53, 8.25%, 7/15/2021	IDR	22,975,000,000	1,559,884
Series FR58, 8.25%, 6/15/2032	IDR	3,710,000,000	243,356
Series FR72, 8.25%, 5/15/2036	IDR	33,090,000,000	2,162,847
Series FR70, 8.38%, 3/15/2024	IDR	35,100,000,000	2,371,956
Series FR56, 8.38%, 9/15/2026	IDR	10,895,000,000	736,451
Series FR68, 8.38%, 3/15/2034	IDR	2,830,000,000	186,193
Series FR73, 8.75%, 5/15/2031	IDR	9,050,000,000	622,504
Series FR67, 8.75%, 2/15/2044	IDR	7,050,000,000	458,870
Series FR71, 9.00%, 3/15/2029	IDR	6,000,000,000	421,318
Series FR57, 9.50%, 5/15/2041	IDR	1,000,000,000	69,775
Series FR45, 9.75%, 5/15/2037	IDR	1,250,000,000	90,690
Series FR34, 12.80%, 6/15/2021	IDR	350,000,000	26,334
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 6.25%, 3/15/2020	IDR	3,000,000,000	196,508
Series PBS, 6.50%, 5/15/2021	IDR	2,000,000,000	129,166
Series SR09, 6.90%, 3/10/2020	IDR	5,000,000,000	333,291
Series PBS, 8.25%, 9/15/2020	IDR	5,000,000,000	340,918
Series PBS, 8.75%, 8/15/2023	IDR	3,800,000,000	261,654
Series PBS, 8.88%, 11/15/2031	IDR	27,500,000,000	1,896,851
			24,031,426
ISRAEL — 4.1%
Israel Government Bond:
Series 0121, 0.50%, 1/31/2021	ILS	3,300,000	905,246
Series 0421, 1.00%, 4/30/2021	ILS	6,640,000	1,840,473
Series 1122, 1.25%, 11/30/2022	ILS	5,520,000	1,524,224
Series 0825, 1.75%, 8/31/2025	ILS	13,580,000	3,726,503
Series 0327, 2.00%, 3/31/2027	ILS	5,850,000	1,609,245

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series 0324, 3.75%, 3/31/2024	ILS	7,000,000	$ 2,158,587
Series 0347, 3.75%, 3/31/2047	ILS	2,550,000	770,283
Series 0323, 4.25%, 3/31/2023	ILS	2,450,000	763,702
Series 0122, 5.50%, 1/31/2022	ILS	15,855,000	5,018,222
Series 0142, 5.50%, 1/31/2042	ILS	8,085,000	3,161,745
Series 1026, 6.25%, 10/30/2026	ILS	3,025,000	1,100,734
			22,578,964
MALAYSIA — 7.9%
Malaysia Government Bond:
Series 0517, 3.44%, 2/15/2021	MYR	1,800,000	433,830
Series 0313, 3.48%, 3/15/2023	MYR	1,860,000	442,686
Series 0612, 3.49%, 3/31/2020	MYR	3,600,000	870,201
Series 0307, 3.50%, 5/31/2027	MYR	600,000	138,299
Series 0416, 3.62%, 11/30/2021	MYR	6,715,000	1,622,747
Series 0414, 3.65%, 10/31/2019	MYR	2,280,000	552,267
Series 0315, 3.66%, 10/15/2020	MYR	2,085,000	506,107
Series 0513, 3.73%, 6/15/2028	MYR	990,000	232,514
Series 0218, 3.76%, 4/20/2023	MYR	6,100,000	1,473,139
Series 0215, 3.80%, 9/30/2022	MYR	4,795,000	1,160,545
Series 0116, 3.80%, 8/17/2023	MYR	5,131,000	1,238,669
Series 0413, 3.84%, 4/15/2033	MYR	9,860,000	2,197,843
Series 0118, 3.88%, 3/14/2025	MYR	1,200,000	288,351
Series 0613, 3.89%, 7/31/2020	MYR	1,400,000	341,153
Series 0212, 3.89%, 3/15/2027	MYR	600,000	142,003
Series 0316, 3.90%, 11/30/2026	MYR	2,085,000	495,455
Series 0417, 3.90%, 11/16/2027	MYR	17,567,000	4,163,835
Series 0115, 3.96%, 9/15/2025	MYR	4,430,000	1,066,990
Series 0314, 4.05%, 9/30/2021	MYR	2,420,000	591,628
Series 0217, 4.06%, 9/30/2024	MYR	5,645,000	1,369,330
Series 0412, 4.13%, 4/15/2032	MYR	800,000	185,107
Security Description		Principal Amount	Value
Series 0111, 4.16%, 7/15/2021	MYR	4,900,000	$ 1,201,144
Series 0114, 4.18%, 7/15/2024	MYR	3,512,000	858,623
Series 0411, 4.23%, 6/30/2031	MYR	3,610,000	852,557
Series 0415, 4.25%, 5/31/2035	MYR	1,650,000	378,286
Series 0902, 4.38%, 11/29/2019	MYR	4,730,000	1,155,335
Series 0318, 4.64%, 11/7/2033	MYR	1,680,000	411,749
Series 0216, 4.74%, 3/15/2046	MYR	2,175,000	510,554
Series 0317, 4.76%, 4/7/2037	MYR	2,985,000	724,491
Series 3/05, 4.84%, 7/15/2025	MYR	170,000	42,670
Series 0418, 4.89%, 6/8/2038	MYR	1,000,000	247,720
Series 0713, 4.94%, 9/30/2043	MYR	300,000	73,169
Malaysia Government Investment Issue:
Series 0416, 3.23%, 4/15/2020	MYR	8,740,000	2,105,638
Series 0613, 3.72%, 3/23/2021	MYR	4,000,000	969,833
Series 0216, 3.74%, 8/26/2021	MYR	1,500,000	363,100
Series 0215, 3.80%, 8/27/2020	MYR	1,400,000	340,069
Series 0317, 3.95%, 4/14/2022	MYR	2,990,000	727,940
Series 0217, 4.05%, 8/15/2024	MYR	5,700,000	1,383,451
Series 0316, 4.07%, 9/30/2026	MYR	4,425,000	1,064,429
Series 0318, 4.09%, 11/30/2023	MYR	1,700,000	415,026
Series 0118, 4.13%, 8/15/2025	MYR	2,750,000	668,339
Series 0115, 4.19%, 7/15/2022	MYR	4,020,000	986,373
Series 0117, 4.26%, 7/26/2027	MYR	4,320,000	1,049,154
Series 0310, 4.28%, 6/15/2020	MYR	1,925,000	471,876
Series 0218, 4.37%, 10/31/2028	MYR	1,150,000	282,841
Series 0116, 4.39%, 7/7/2023	MYR	2,390,000	589,640
Series 0813, 4.44%, 5/22/2024	MYR	2,300,000	570,900
Series 0609, 4.49%, 4/30/2020	MYR	1,000,000	245,562
Series 0513, 4.58%, 8/30/2033	MYR	5,800,000	1,400,685

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series 0617, 4.72%, 6/15/2033	MYR	7,995,000	$ 1,963,333
Series 0517, 4.76%, 8/4/2037	MYR	1,600,000	385,874
Series 0615, 4.79%, 10/31/2035	MYR	810,000	196,402
Series 0417, 4.90%, 5/8/2047	MYR	5,500,000	1,319,813
			43,469,275
MEXICO — 8.3%
Mexican Bonos:
Series M, 5.00%, 12/11/2019	MXN	37,725,000	1,950,662
Series M, 5.75%, 3/5/2026	MXN	42,640,000	2,011,229
Series M, 6.50%, 6/10/2021	MXN	102,360,000	5,306,949
Series M, 6.50%, 6/9/2022	MXN	103,970,000	5,335,877
Series M, 7.25%, 12/9/2021	MXN	15,100,000	795,972
Series M 20, 7.50%, 6/3/2027	MXN	78,130,000	4,065,597
Series M, 7.75%, 5/29/2031	MXN	45,820,000	2,397,560
Series M, 7.75%, 11/23/2034	MXN	12,460,000	646,447
Series M, 7.75%, 11/13/2042	MXN	62,480,000	3,215,644
Series M, 8.00%, 6/11/2020	MXN	95,910,000	5,145,855
Series M, 8.00%, 12/7/2023	MXN	45,330,000	2,447,773
Series M, 8.00%, 11/7/2047	MXN	28,500,000	1,505,119
Series M 20, 8.50%, 5/31/2029	MXN	35,915,000	1,992,671
Series M 30, 8.50%, 11/18/2038	MXN	41,150,000	2,289,088
Series M 20, 10.00%, 12/5/2024	MXN	81,640,000	4,838,870
Series M 30, 10.00%, 11/20/2036	MXN	23,090,000	1,459,754
			45,405,067
PERU — 2.8%
Bonos de Tesoreria 6.15%, 8/12/2032 (b)	PEN	3,680,000	1,135,721
Peruvian Government International Bond:
Series REGS, 5.20%, 9/12/2023	PEN	5,770,000	1,803,950
Series REGS, 5.70%, 8/12/2024	PEN	5,144,000	1,626,481
Series REGS, 6.35%, 8/12/2028	PEN	7,305,000	2,329,477
Series REGS, 6.71%, 2/12/2055	PEN	475,000	149,759
Security Description		Principal Amount	Value
Series REGS, 6.85%, 2/12/2042	PEN	7,225,000	$ 2,301,995
Series REGS, 6.90%, 8/12/2037	PEN	2,680,000	862,216
Series REGS, 6.95%, 8/12/2031	PEN	4,412,000	1,460,033
Series REGS, 7.84%, 8/12/2020	PEN	75,000	24,931
Series REGS, 8.20%, 8/12/2026	PEN	10,685,000	3,825,500
			15,520,063
PHILIPPINES — 3.9%
Philippine Government Bond:
Series 5-73, 3.38%, 8/20/2020	PHP	38,650,000	678,109
Series 7-57, 3.50%, 3/20/2021	PHP	77,450,000	1,334,452
Series 7-58, 3.50%, 4/21/2023	PHP	3,500,000	55,952
Series R105, 3.50%, 9/20/2026	PHP	22,000,000	315,730
Series 2020, 3.63%, 3/21/2033	PHP	18,150,000	225,823
Series 5-74, 4.00%, 1/26/2022	PHP	173,800,000	2,985,683
Series 1059, 4.13%, 8/20/2024	PHP	1,700,000	26,935
Series R3-8, 4.25%, 4/11/2020	PHP	53,600,000	962,862
Series 3-23, 4.25%, 1/25/2021	PHP	25,650,000	453,423
Series 7-59, 4.50%, 4/20/2024	PHP	68,200,000	1,110,363
Series R511, 4.63%, 12/4/2022	PHP	169,250,000	2,886,952
Series 2511, 4.63%, 9/9/2040	PHP	68,100,000	873,213
Series 1061, 4.75%, 5/4/2027	PHP	200,450,000	3,165,207
Series 2021, 5.25%, 5/18/2037	PHP	28,800,000	408,520
Series 5-75, 5.50%, 3/8/2023	PHP	6,000,000	104,182
Series 7-61, 5.75%, 4/12/2025	PHP	11,000,000	188,417
Series 1052, 5.88%, 12/16/2020	PHP	7,950,000	145,823
Series R251, 6.13%, 10/24/2037	PHP	6,500,000	99,709
Series 1054, 6.38%, 1/19/2022	PHP	4,700,000	86,322
Series 2017, 8.00%, 7/19/2031	PHP	225,537,338	4,378,150
Series 25-8, 8.13%, 12/16/2035	PHP	13,300,000	265,110
Philippine Government International Bond:

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
3.90%, 11/26/2022	PHP	31,000,000	$ 536,860
6.25%, 1/14/2036	PHP	20,000,000	350,465
			21,638,262
POLAND — 4.5%
Poland Government Bond:
Series 0720, Zero Coupon, 7/25/2020	PLN	19,400,000	5,118,282
Series 0420, 1.50%, 4/25/2020	PLN	2,600,000	705,592
Series 0721, 1.75%, 7/25/2021	PLN	865,000	234,008
Series 0421, 2.00%, 4/25/2021	PLN	2,330,000	635,455
Series 0422, 2.25%, 4/25/2022	PLN	6,142,000	1,670,759
Series 0123, 2.50%, 1/25/2023	PLN	9,955,000	2,708,788
Series 0726, 2.50%, 7/25/2026	PLN	15,000,000	3,894,360
Series 0727, 2.50%, 7/25/2027	PLN	15,450,000	3,969,612
Series 0725, 3.25%, 7/25/2025	PLN	500,000	138,168
Series 0922, 5.75%, 9/23/2022	PLN	17,800,000	5,458,164
			24,533,188
ROMANIA — 2.7%
Romania Government Bond:
Series 4Y, 2.25%, 2/26/2020	RON	5,000	1,225
Series 3Y, 2.30%, 10/26/2020	RON	5,260,000	1,271,139
Series 5Y, 3.25%, 3/22/2021	RON	3,140,000	768,355
Series 7Y, 3.25%, 4/29/2024	RON	2,780,000	651,629
Series 5Y, 3.40%, 3/8/2022	RON	11,660,000	2,824,694
Series 7Y, 3.50%, 12/19/2022	RON	3,465,000	837,590
Series 15Y, 3.65%, 9/24/2031	RON	1,500,000	318,140
Series 3Y, 4.00%, 10/27/2021	RON	2,505,000	620,824
Series 5Y, 4.25%, 6/28/2023	RON	4,225,000	1,046,877
Series 10Y, 4.75%, 2/24/2025	RON	4,775,000	1,206,796
Series 7Y, 5.75%, 4/29/2020	RON	4,840,000	1,246,339
Series 15YR, 5.80%, 7/26/2027	RON	5,470,000	1,458,103
Series 10Y, 5.85%, 4/26/2023	RON	1,070,000	283,590
Series 10YR, 5.95%, 6/11/2021	RON	8,210,000	2,141,148
			14,676,449
Security Description		Principal Amount	Value
RUSSIA — 4.6%
Russian Federal Bond - OFZ:
Series 6214, 6.40%, 5/27/2020	RUB	100,565,000	$ 1,508,589
Series 6210, 6.80%, 12/11/2019	RUB	83,700,000	1,272,924
Series 5083, 7.00%, 12/15/2021	RUB	60,400,000	898,414
Series 6211, 7.00%, 1/25/2023	RUB	125,900,000	1,854,157
Series 6212, 7.05%, 1/19/2028	RUB	110,865,000	1,550,535
Series 6222, 7.10%, 10/16/2024	RUB	204,215,000	2,962,152
Series 6220, 7.40%, 12/7/2022	RUB	276,155,000	4,128,935
Series 6217, 7.50%, 8/18/2021	RUB	26,100,000	395,012
Series 6205, 7.60%, 4/14/2021	RUB	44,400,000	676,341
Series 6221, 7.70%, 3/23/2033	RUB	211,695,000	3,031,928
Series 6219, 7.75%, 9/16/2026	RUB	288,820,000	4,259,866
Series 6207, 8.15%, 2/3/2027	RUB	105,600,000	1,591,214
Series 6218, 8.50%, 9/17/2031	RUB	72,160,000	1,102,919
			25,232,986
SOUTH AFRICA — 4.5%
Republic of South Africa Government Bond:
Series R208, 6.75%, 3/31/2021	ZAR	4,400,000	303,122
Series R213, 7.00%, 2/28/2031	ZAR	5,500,000	318,661
Series 2048, 8.75%, 2/28/2048	ZAR	2,000,000	125,657
South Africa Government Bond:
Series R214, 6.50%, 2/28/2041	ZAR	12,330,000	607,297
Series R213, 7.00%, 2/28/2031	ZAR	37,185,000	2,154,437
Series R207, 7.25%, 1/15/2020	ZAR	36,740,000	2,585,073
Series 2023, 7.75%, 2/28/2023	ZAR	4,350,000	300,385
Series 2030, 8.00%, 1/31/2030	ZAR	64,845,000	4,138,258
Series 2032, 8.25%, 3/31/2032	ZAR	21,990,000	1,397,410
Series 2037, 8.50%, 1/31/2037	ZAR	15,355,000	964,194
Series 2044, 8.75%, 1/31/2044	ZAR	82,885,000	5,216,380

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series 2048, 8.75%, 2/28/2048	ZAR	11,180,000	$ 702,421
Series 2035, 8.88%, 2/28/2035	ZAR	18,330,000	1,205,264
Series 2040, 9.00%, 1/31/2040	ZAR	56,140,000	3,650,416
Series R186, 10.50%, 12/21/2026	ZAR	15,530,000	1,188,626
			24,857,601
SOUTH KOREA — 12.4%
Korea Treasury Bond:
Series 1912, 1.25%, 12/10/2019	KRW	5,168,000,000	4,625,221
Series 2109, 1.38%, 9/10/2021	KRW	3,177,800,000	2,808,574
Series 1906, 1.50%, 6/10/2019	KRW	205,000,000	184,454
Series 2612, 1.50%, 12/10/2026	KRW	3,304,000,000	2,793,038
Series 3609, 1.50%, 9/10/2036	KRW	3,463,000,000	2,731,332
Series 2006, 1.75%, 6/10/2020	KRW	4,213,000,000	3,786,117
Series 2012, 1.75%, 12/10/2020	KRW	400,000,000	358,581
Series 2203, 1.88%, 3/10/2022	KRW	4,403,000,000	3,936,705
Series 2606, 1.88%, 6/10/2026	KRW	2,609,000,000	2,277,346
Series 2003, 2.00%, 3/10/2020	KRW	6,022,000,000	5,436,641
Series 2009, 2.00%, 9/10/2020	KRW	2,410,000,000	2,173,843
Series 2209, 2.00%, 9/10/2022	KRW	4,640,200,000	4,155,423
Series 4603, 2.00%, 3/10/2046	KRW	970,000,000	815,722
Series 2706, 2.13%, 6/10/2027	KRW	4,572,000,000	4,034,691
Series 4703, 2.13%, 3/10/2047	KRW	5,412,000,000	4,669,289
Series 2106, 2.25%, 6/10/2021	KRW	671,000,000	608,296
Series 2309, 2.25%, 9/10/2023	KRW	1,050,000,000	948,547
Series 2506, 2.25%, 6/10/2025	KRW	1,230,000,000	1,105,109
Series 2512, 2.25%, 12/10/2025	KRW	500,000,000	448,789
Series 3709, 2.25%, 9/10/2037	KRW	3,570,000,000	3,167,524
Series 2303, 2.38%, 3/10/2023	KRW	1,268,000,000	1,150,468
Series 2712, 2.38%, 12/10/2027	KRW	4,400,000,000	3,961,880
Series 2806, 2.63%, 6/10/2028	KRW	2,475,000,000	2,275,206
Security Description		Principal Amount	Value
Series 3509, 2.63%, 9/10/2035	KRW	670,000,000	$ 625,853
Series 4803, 2.63%, 3/10/2048	KRW	1,575,000,000	1,509,894
Series 1909, 2.75%, 9/10/2019	KRW	270,000,000	245,407
Series 2303, 3.00%, 3/10/2023	KRW	2,580,000,000	2,402,253
Series 2409, 3.00%, 9/10/2024	KRW	100,000,000	93,715
Series 4212, 3.00%, 12/10/2042	KRW	265,000,000	267,062
Series 2309, 3.38%, 9/10/2023	KRW	400,000,000	380,249
Series 2403, 3.50%, 3/10/2024	KRW	1,240,000,000	1,187,738
Series 2206, 3.75%, 6/10/2022	KRW	360,000,000	343,007
Series 3312, 3.75%, 12/10/2033	KRW	410,000,000	434,093
Series 3112, 4.00%, 12/10/2031	KRW	395,000,000	420,811
Series 2106, 4.25%, 6/10/2021	KRW	1,727,000,000	1,645,497
Series 3012, 4.75%, 12/10/2030	KRW	120,000,000	135,019
			68,143,394
THAILAND — 7.1%
Thailand Government Bond:
1.88%, 6/17/2022	THB	37,350,000	1,140,136
2.00%, 12/17/2022	THB	42,330,000	1,293,688
2.13%, 12/17/2026	THB	137,540,000	4,084,908
2.40%, 12/17/2023	THB	50,000,000	1,548,704
2.55%, 6/26/2020	THB	76,030,000	2,376,568
2.88%, 12/17/2028	THB	75,000,000	2,328,627
2.88%, 6/17/2046	THB	27,085,000	775,597
3.40%, 6/17/2036	THB	165,660,000	5,216,216
3.58%, 12/17/2027	THB	4,650,000	152,641
3.60%, 6/17/2067	THB	24,000,000	697,452
3.63%, 6/16/2023	THB	42,330,000	1,384,222
3.65%, 12/17/2021	THB	128,160,000	4,147,740
3.65%, 6/20/2031	THB	5,845,000	191,887
3.78%, 6/25/2032	THB	61,740,000	2,038,315
3.80%, 6/14/2041	THB	9,750,000	318,906
3.85%, 12/12/2025	THB	115,240,000	3,857,547
3.85%, 12/12/2025	THB	11,750,000	393,320
3.88%, 6/13/2019	THB	18,750,000	588,541
4.00%, 6/17/2066	THB	70,280,000	2,275,807
4.68%, 6/29/2044	THB	16,500,000	616,420
4.85%, 6/17/2061	THB	68,195,000	2,617,332
4.88%, 6/22/2029	THB	17,815,000	646,169
5.67%, 3/13/2028	THB	10,000,000	382,864
			39,073,607
TURKEY — 3.3%
Turkey Government Bond:
7.10%, 3/8/2023	TRY	175,000	18,032

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
7.40%, 2/5/2020	TRY	4,000,000	$ 543,672
8.00%, 3/12/2025	TRY	6,690,000	691,574
8.50%, 9/14/2022	TRY	900,000	96,932
8.80%, 9/27/2023	TRY	2,000,000	216,403
9.00%, 7/24/2024	TRY	12,550,000	1,518,167
9.20%, 9/22/2021	TRY	25,310,000	3,079,855
9.40%, 7/8/2020	TRY	7,420,000	975,779
10.40%, 3/20/2024	TRY	850,000	102,584
10.50%, 1/15/2020	TRY	1,120,000	159,313
10.50%, 8/11/2027	TRY	10,580,000	1,220,505
10.60%, 2/11/2026	TRY	11,190,000	1,274,110
10.70%, 2/17/2021	TRY	4,420,000	559,186
10.70%, 8/17/2022	TRY	10,390,000	1,232,313
11.00%, 3/2/2022	TRY	20,560,000	2,529,229
11.00%, 2/24/2027	TRY	7,140,000	829,611
12.20%, 1/18/2023	TRY	20,470,000	2,530,084
13.00%, 11/13/2019	TRY	2,460,000	361,795
			17,939,144
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $587,607,754)			531,706,465

	Shares
SHORT-TERM INVESTMENT — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d) (Cost $6,615,116)	6,615,116	6,615,116
TOTAL INVESTMENTS — 97.9% (Cost $594,222,870)		538,321,581
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.1%		11,307,619
NET ASSETS — 100.0%		$ 549,629,200

(a)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2018, total aggregate fair value of securities is $225,085 representing 0.0% of net assets.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.2% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.

ARS—	Argentina Peso
BRL—	Brazilian Real
CLP—	Chilean Peso
COP—	Colombian Peso
CZK—	Czech Koruna
HUF—	Hungary Forint
IDR—	Indonesia Rupiah
ILS—	Israeli New Shekel
KRW—	South Korean Won
MXN—	Mexican Peso
MYR—	Malaysian Ringgit
PEN—	Peru Nuevo Sol
PHP—	Philippines Peso
PLN—	Polish Zloty
RON—	Romania New Leu
RUB—	Russian Ruble
THB—	Thai Baht
TRY—	Turkish New Lira
ZAR—	South African Rand

At September 30, 2018, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	USD 2,212,160	ARS 85,500,000	10/04/2018	$(121,226)
Standard Chartered Bank	USD 459,388	IDR 6,921,600,000	10/04/2018	5,026
Standard Chartered Bank	USD 919,631	COP 2,800,000,000	10/04/2018	23,356
Standard Chartered Bank	USD 571,429	ARS 22,800,000	10/04/2018	(13,846)
Standard Chartered Bank	USD 300,684	IDR 4,450,000,000	10/04/2018	(2,105)
Standard Chartered Bank	USD 301,217	COP 906,000,000	10/04/2018	3,907
Standard Chartered Bank	COP 3,706,000,000	USD 1,246,972	10/04/2018	(1,139)
Standard Chartered Bank	IDR 11,371,600,000	USD 762,918	10/04/2018	(75)
Total				$(106,102)

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

ARS	=Argentina Peso
COP	=Colombian Peso
IDR	=Indonesia Rupiah
USD	=U.S. Dollar
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations
Argentina	$ —	$ 6,642,053	$—	$ 6,642,053
Brazil	—	66,808,411	—	66,808,411
Chile	—	9,191,039	—	9,191,039
Colombia	—	23,562,281	—	23,562,281
Czech Republic	—	20,070,873	—	20,070,873
Hungary	—	18,332,382	—	18,332,382
Indonesia	—	24,031,426	—	24,031,426
Israel	—	22,578,964	—	22,578,964
Malaysia	—	43,469,275	—	43,469,275
Mexico	—	45,405,067	—	45,405,067
Peru	—	15,520,063	—	15,520,063
Philippines	—	21,638,262	—	21,638,262
Poland	—	24,533,188	—	24,533,188
Romania	—	14,676,449	—	14,676,449
Russia	—	25,232,986	—	25,232,986
South Africa	—	24,857,601	—	24,857,601
South Korea	—	68,143,394	—	68,143,394
Thailand	—	39,073,607	—	39,073,607
Turkey	—	17,939,144	—	17,939,144
Short-Term Investment	6,615,116	—	—	6,615,116
TOTAL INVESTMENTS	$6,615,116	$531,706,465	$—	$538,321,581
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts(a)	—	32,289	—	32,289
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$ 32,289	$—	$ 32,289
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$6,615,116	$531,738,754	$—	$538,353,870
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts(a)	—	(138,391)	—	(138,391)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$ (138,391)	$—	$ (138,391)

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,933,969	$2,933,969	$33,311,953	$29,630,806	$—	$—	6,615,116	$6,615,116	$16,995	$—
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.2%
ADVERTISING — 0.3%
Acosta, Inc. 7.75%, 10/1/2022 (a)	$ 9,316,000	$ 3,190,730
Lamar Media Corp. 5.38%, 1/15/2024	6,308,000	6,434,160
MDC Partners, Inc. 6.50%, 5/1/2024 (a) (b)	10,698,000	9,467,730
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/2022	5,489,000	5,551,026
5.63%, 2/15/2024	4,830,000	4,880,232
		29,523,878
AEROSPACE & DEFENSE — 1.7%
Arconic, Inc. 5.13%, 10/1/2024 (b)	14,432,000	14,522,922
BBA US Holdings, Inc. 5.38%, 5/1/2026 (a)	6,189,000	6,219,945
Bombardier, Inc.:
6.00%, 10/15/2022 (a) (b)	14,460,000	14,514,225
6.13%, 1/15/2023 (a)	1,017,500	1,021,977
7.50%, 12/1/2024 (a)	12,900,000	13,609,500
7.50%, 3/15/2025 (a) (b)	19,676,000	20,341,049
8.75%, 12/1/2021 (a)	16,926,000	18,671,071
KLX, Inc. 5.88%, 12/1/2022 (a)	16,070,000	16,600,310
TransDigm UK Holdings PLC 6.88%, 5/15/2026 (a)	6,485,000	6,647,125
TransDigm, Inc.:
6.00%, 7/15/2022	14,968,000	15,211,978
6.38%, 6/15/2026 (b)	11,197,000	11,316,808
6.50%, 7/15/2024	15,453,000	15,831,598
6.50%, 5/15/2025 (b)	10,785,837	10,988,611
		165,497,119
AGRICULTURE — 0.1%
Vector Group, Ltd. 6.13%, 2/1/2025 (a)	10,579,000	9,812,023
AIRLINES — 0.2%
American Airlines Group, Inc.:
4.63%, 3/1/2020 (a)	6,206,000	6,231,445
5.50%, 10/1/2019 (a)	8,820,000	8,934,660
		15,166,105
APPAREL — 0.3%
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a) (b)	11,549,000	11,224,473
4.88%, 5/15/2026 (a) (b)	10,985,500	10,532,897
Under Armour, Inc. 3.25%, 6/15/2026 (b)	7,359,000	6,501,538
		28,258,908
Security Description	Principal Amount	Value
AUTO MANUFACTURERS — 0.9%
BCD Acquisition, Inc. 9.63%, 9/15/2023 (a)	$ 8,226,000	$ 8,791,949
Fiat Chrysler Automobiles NV:
4.50%, 4/15/2020 (b)	18,836,000	18,930,180
5.25%, 4/15/2023 (b)	17,563,000	17,908,991
Jaguar Land Rover Automotive PLC:
3.50%, 3/15/2020 (a) (b)	3,957,000	3,872,914
4.25%, 11/15/2019 (a)	5,698,000	5,662,387
4.50%, 10/1/2027 (a) (b)	6,888,000	5,613,720
Navistar International Corp. 6.63%, 11/1/2025 (a)	12,300,000	12,792,000
Tesla, Inc. 5.30%, 8/15/2025 (a) (b)	22,567,625	19,042,562
		92,614,703
AUTO PARTS & EQUIPMENT — 1.0%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a) (b)	10,522,000	9,364,580
Allison Transmission, Inc. 5.00%, 10/1/2024 (a) (b)	10,232,000	10,191,072
American Axle & Manufacturing, Inc. 6.25%, 4/1/2025 (b)	9,039,000	9,001,940
Delphi Technologies PLC 5.00%, 10/1/2025 (a)	10,793,000	10,078,503
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027 (b)	9,654,000	8,857,545
5.00%, 5/31/2026 (b)	11,566,000	10,889,389
5.13%, 11/15/2023 (b)	11,277,000	11,296,171
IHO Verwaltungs GmbH PIK:
4.13%, 9/15/2021 (a)	7,363,749	7,290,111
4.50%, 9/15/2023 (a)	6,412,630	6,196,204
4.75%, 9/15/2026 (a)	6,259,000	5,891,597
Tenneco, Inc. 5.00%, 7/15/2026 (b)	7,265,000	6,465,850
		95,522,962
BANKS — 1.7%
Barclays PLC:
4.38%, 9/11/2024	16,315,000	15,717,261
4.84%, 5/9/2028	23,004,000	21,549,006
5.20%, 5/12/2026	27,056,000	26,559,685
CIT Group, Inc.:
4.13%, 3/9/2021	6,034,000	6,034,000
4.75%, 2/16/2024	6,667,000	6,658,666
5.25%, 3/7/2025	6,435,000	6,555,656
Deutsche Bank AG:
4.50%, 4/1/2025 (b)	15,418,000	14,403,496
5 Year USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (c)	12,465,000	11,029,032
Freedom Mortgage Corp. 8.25%, 4/15/2025 (a) (b)	9,129,000	8,855,130
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a) (b)	25,618,000	23,158,672

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.71%, 1/15/2026 (a) (b)	$ 19,157,000	$ 17,415,629
UniCredit SpA 5 Year USD ICE Swap + 3.70%, 5.86%, 6/19/2032 (a) (c)	12,563,000	11,202,427
		169,138,660
BEVERAGES — 0.1%
Cott Holdings, Inc. 5.50%, 4/1/2025 (a)	9,190,000	8,972,197
BIOTECHNOLOGY — 0.0% (d)
Concordia International Corp. 7.00%, 4/15/2023 (a) (e)	125,000	7,344
BUILDING MATERIALS — 1.2%
Builders FirstSource, Inc. 5.63%, 9/1/2024 (a)	10,153,000	9,772,262
CIMPOR Financial Operations B.V. 5.75%, 7/17/2024 (a) (b)	7,459,000	5,184,005
Griffon Corp. 5.25%, 3/1/2022	11,259,000	11,132,899
Masonite International Corp. 5.63%, 3/15/2023 (a)	7,451,000	7,609,706
St Marys Cement, Inc. Canada 5.75%, 1/28/2027 (a) (b)	6,162,000	5,938,628
Standard Industries, Inc.:
4.75%, 1/15/2028 (a)	12,258,000	11,322,715
5.00%, 2/15/2027 (a)	7,802,000	7,333,880
5.38%, 11/15/2024 (a)	15,071,000	15,033,322
5.50%, 2/15/2023 (a)	6,679,000	6,754,473
6.00%, 10/15/2025 (a)	12,072,000	12,343,620
Summit Materials LLC/Summit Materials Finance Corp. 6.13%, 7/15/2023	7,630,000	7,696,762
US Concrete, Inc. 6.38%, 6/1/2024	6,225,000	6,301,568
USG Corp. 4.88%, 6/1/2027 (a)	6,060,000	6,120,600
		112,544,440
CHEMICALS — 2.1%
Axalta Coating Systems LLC 4.88%, 8/15/2024 (a)	5,794,000	5,663,635
Blue Cube Spinco LLC:
9.75%, 10/15/2023	9,749,500	11,029,609
10.00%, 10/15/2025 (b)	6,899,000	7,951,097
Chemours Co.:
5.38%, 5/15/2027	6,610,000	6,366,091
6.63%, 5/15/2023	11,940,000	12,496,404
7.00%, 5/15/2025 (b)	7,219,000	7,673,797
Consolidated Energy Finance SA 6.88%, 6/15/2025 (a)	5,450,000	5,654,375
CVR Partners L.P./CVR Nitrogen Finance Corp. 9.25%, 6/15/2023 (a)	6,594,000	7,006,125
Security Description	Principal Amount	Value
Hexion, Inc. 10.38%, 2/1/2022 (a) (b)	$ 6,681,000	$ 6,497,273
INEOS Group Holdings SA 5.63%, 8/1/2024 (a) (b)	6,856,000	6,733,963
INVISTA Finance LLC 4.25%, 10/15/2019 (a)	5,827,000	5,814,064
Momentive Performance Materials, Inc. 3.88%, 10/24/2021	14,631,000	15,792,701
OCI NV 6.63%, 4/15/2023 (a)	8,440,000	8,746,372
Olin Corp.:
5.00%, 2/1/2030 (b)	6,890,000	6,424,925
5.13%, 9/15/2027 (b)	6,077,000	5,864,305
Platform Specialty Products Corp.:
5.88%, 12/1/2025 (a) (b)	10,524,000	10,405,605
6.50%, 2/1/2022 (a) (b)	15,036,000	15,355,515
PQ Corp. 6.75%, 11/15/2022 (a)	6,715,000	6,950,025
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	7,510,000	7,641,425
Rayonier AM Products, Inc. 5.50%, 6/1/2024 (a) (b)	5,938,000	5,685,635
SPCM SA 4.88%, 9/15/2025 (a) (b)	6,538,000	6,235,618
Starfruit Finco B.V./Starfruit US Holdco LLC 8.00%, 10/1/2026 (a) (f)	9,195,000	9,332,925
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a)	5,671,000	5,460,039
Tronox, Inc. 6.50%, 4/15/2026 (a) (b)	8,234,000	7,863,470
WR Grace & Co-Conn 5.13%, 10/1/2021 (a)	9,208,000	9,438,200
		204,083,193
COAL — 0.2%
Peabody Energy Corp.:
6.00%, 3/31/2022 (a)	6,274,000	6,383,795
6.38%, 3/31/2025 (a)	6,877,000	6,997,347
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	9,506,000	9,779,773
		23,160,915
COMMERCIAL SERVICES — 4.0%
ADT Security Corp.:
4.88%, 7/15/2032 (a)	9,241,000	7,427,454
6.25%, 10/15/2021 (b)	13,940,000	14,657,910
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	7,280,000	7,243,600
APTIM Corp. 7.75%, 6/15/2025 (a) (b)	5,362,000	4,584,510

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
APX Group, Inc. 7.88%, 12/1/2022 (b)	$ 11,770,000	$ 12,005,400
Brink's Co. 4.63%, 10/15/2027 (a) (e)	6,633,000	6,102,360
Cenveo Corp. 6.00%, 8/1/2019 (a) (e) (g)	2,175,000	587,250
Financial & Risk US Holdings, Inc.:
6.25%, 5/15/2026 (a) (f)	15,475,000	15,532,257
8.25%, 11/15/2026 (a) (f)	19,935,000	19,813,396
Garda World Security Corp. 8.75%, 5/15/2025 (a)	8,743,000	8,524,425
Gartner, Inc. 5.13%, 4/1/2025 (a)	9,608,000	9,650,035
Hertz Corp.:
5.50%, 10/15/2024 (a) (b)	10,156,000	8,429,480
6.25%, 10/15/2022 (b)	356,000	330,190
7.63%, 6/1/2022 (a) (b)	16,144,500	15,942,694
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.38%, 8/1/2023 (a)	14,245,000	14,351,837
Jurassic Holdings III, Inc. 6.88%, 2/15/2021 (a)	6,577,000	6,379,690
Laureate Education, Inc. 8.25%, 5/1/2025 (a)	9,391,000	10,024,893
Nielsen Co. Luxembourg SARL:
5.00%, 2/1/2025 (a) (b)	6,440,000	6,303,472
5.50%, 10/1/2021 (a)	5,964,500	5,994,323
Nielsen Finance LLC/Nielsen Finance Co. 5.00%, 4/15/2022 (a)	30,671,000	29,904,225
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (a) (b)	33,909,000	36,265,675
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	5,439,000	5,439,000
Service Corp. International:
4.63%, 12/15/2027	7,031,000	6,742,729
5.38%, 5/15/2024	11,225,000	11,423,683
ServiceMaster Co. LLC 5.13%, 11/15/2024 (a)	9,765,000	9,655,632
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a) (b)	11,867,000	10,413,293
United Rentals North America, Inc.:
4.63%, 7/15/2023 (b)	12,711,000	12,806,333
4.63%, 10/15/2025	10,729,000	10,433,953
4.88%, 1/15/2028	21,549,000	20,202,187
5.50%, 7/15/2025	10,527,000	10,737,540
5.50%, 5/15/2027	11,287,000	11,117,695
5.75%, 11/15/2024	11,058,000	11,376,470
5.88%, 9/15/2026	13,125,000	13,470,187
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	14,015,000	14,470,487
		388,344,265
Security Description	Principal Amount	Value
COMPUTERS — 1.5%
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (a) (b)	$ 19,997,000	$ 20,264,960
Conduent Finance, Inc./Conduent Business Services LLC 10.50%, 12/15/2024 (a)	250,000	291,875
Dell International LLC/EMC Corp.:
5.88%, 6/15/2021 (a)	20,837,000	21,457,943
7.13%, 6/15/2024 (a) (b)	20,622,000	22,065,540
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a)	13,009,000	13,838,974
Harland Clarke Holdings Corp.:
8.38%, 8/15/2022 (a)	9,366,000	8,979,652
9.25%, 3/1/2021 (a) (b)	8,806,000	8,321,670
NCR Corp. 6.38%, 12/15/2023	8,836,000	9,002,117
West Corp. 8.50%, 10/15/2025 (a)	15,642,000	14,371,870
Western Digital Corp. 4.75%, 2/15/2026 (b)	30,581,000	29,514,842
		148,109,443
COSMETICS/PERSONAL CARE — 0.1%
Avon International Operations, Inc. 7.88%, 8/15/2022 (a)	7,721,000	7,962,667
Coty, Inc. 6.50%, 4/15/2026 (a) (b)	6,862,000	6,381,660
		14,344,327
DISTRIBUTION & WHOLESALE — 0.5%
American Builders & Contractors Supply Co., Inc. 5.88%, 5/15/2026 (a)	7,541,000	7,555,328
American Tire Distributors, Inc. 10.25%, 3/1/2022 (a)	11,171,000	2,981,540
H&E Equipment Services, Inc. 5.63%, 9/1/2025	10,702,000	10,662,402
HD Supply, Inc. 5.75%, 4/15/2024 (a)	12,701,000	13,336,050
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	11,454,000	11,167,650
		45,702,970
DIVERSIFIED FINANCIAL SERVICES — 4.2%
Ally Financial, Inc.:
3.75%, 11/18/2019	8,497,000	8,486,379
4.13%, 3/30/2020	10,411,000	10,463,055
4.13%, 2/13/2022	8,522,000	8,504,317
4.25%, 4/15/2021	7,951,000	7,990,755
4.63%, 3/30/2025	7,300,000	7,245,250
5.13%, 9/30/2024 (b)	9,777,000	10,070,310
5.75%, 11/20/2025 (b)	10,617,000	10,974,793

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
ASP AMC Merger Sub, Inc. 8.00%, 5/15/2025 (a)	$ 6,927,000	$ 5,264,520
Curo Group Holdings Corp. 8.25%, 9/1/2025 (a)	8,194,000	7,886,725
Ditech Holding Corp. PIK 9.00%, 12/31/2024	1,593,225	1,265,618
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	5,859,000	5,969,149
GLP Capital L.P./GLP Financing II, Inc.:
4.88%, 11/1/2020	4,097,500	4,174,943
5.38%, 4/15/2026	1,774,000	1,801,497
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.88%, 2/1/2022	15,635,000	15,830,437
6.00%, 8/1/2020	2,731,925	2,775,909
6.25%, 2/1/2022	13,915,000	14,246,177
6.38%, 12/15/2025 (b)	9,623,000	9,659,567
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co. 8.50%, 8/15/2021 (a)	5,291,000	5,304,228
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.38%, 4/1/2020 (a)	111,000	112,809
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.25%, 3/15/2022 (a)	5,939,000	5,939,000
Lions Gate Entertainment Corp. 5.88%, 11/1/2024 (a)	6,321,000	6,479,025
LPL Holdings, Inc. 5.75%, 9/15/2025 (a) (b)	10,252,000	10,009,028
Navient Corp.:
5.00%, 10/26/2020	7,836,000	7,914,360
5.88%, 3/25/2021	9,543,500	9,758,229
5.88%, 10/25/2024 (b)	6,632,000	6,482,780
6.50%, 6/15/2022	13,272,000	13,759,082
6.63%, 7/26/2021 (b)	7,937,000	8,264,798
6.75%, 6/25/2025	6,017,000	6,062,128
6.75%, 6/15/2026 (b)	7,562,000	7,467,475
7.25%, 9/25/2023 (b)	6,223,000	6,611,937
Series MTN, 6.13%, 3/25/2024	11,869,000	11,884,430
NFP Corp. 6.88%, 7/15/2025 (a)	9,610,000	9,610,000
Quicken Loans, Inc.:
5.25%, 1/15/2028 (a) (b)	12,798,000	11,845,829
5.75%, 5/1/2025 (a) (b)	16,059,000	16,084,694
Springleaf Finance Corp.:
5.25%, 12/15/2019	8,683,000	8,813,245
5.63%, 3/15/2023	10,436,000	10,383,820
6.13%, 5/15/2022	10,154,000	10,458,620
6.88%, 3/15/2025	17,332,000	17,267,872
7.13%, 3/15/2026	20,899,000	20,846,752
7.75%, 10/1/2021	9,734,000	10,512,720
8.25%, 12/15/2020	11,459,475	12,444,990
Security Description	Principal Amount	Value
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	$ 9,292,000	$ 9,025,320
Travelport Corporate Finance PLC 6.00%, 3/15/2026 (a)	9,657,000	9,777,712
Vantiv LLC/Vanity Issuer Corp. 4.38%, 11/15/2025 (a)	5,248,000	4,985,600
VFH Parent LLC/Orchestra Co-Issuer, Inc. 6.75%, 6/15/2022 (a)	4,917,000	5,082,949
Wand Merger Corp. 8.13%, 7/15/2023 (a) (b)	12,481,000	13,056,374
		408,855,207
ELECTRIC — 2.6%
AES Corp.:
4.00%, 3/15/2021	5,702,000	5,694,872
4.50%, 3/15/2023	6,955,000	6,981,081
5.13%, 9/1/2027	6,232,000	6,278,740
5.50%, 4/15/2025	7,654,000	7,845,350
6.00%, 5/15/2026	7,009,000	7,368,211
Calpine Corp.:
5.25%, 6/1/2026 (a)	15,383,000	14,286,961
5.38%, 1/15/2023	16,715,000	15,795,675
5.50%, 2/1/2024 (b)	8,800,000	7,843,000
5.75%, 1/15/2025 (b)	20,284,000	17,951,340
6.00%, 1/15/2022 (a)	7,650,000	7,745,625
Clearway Energy Operating LLC:
5.38%, 8/15/2024	6,513,000	6,529,282
5.75%, 10/15/2025 (a) (f)	8,761,000	8,838,097
InterGen NV 7.00%, 6/30/2023 (a)	996,000	986,040
NextEra Energy Operating Partners L.P.:
4.25%, 9/15/2024 (a)	6,567,000	6,443,869
4.50%, 9/15/2027 (a)	6,103,000	5,843,622
NRG Energy, Inc.:
5.75%, 1/15/2028 (a) (b)	10,912,840	11,008,873
6.25%, 5/1/2024	10,016,000	10,416,640
6.63%, 1/15/2027	16,906,000	17,773,278
7.25%, 5/15/2026	12,761,000	13,867,379
Talen Energy Supply LLC:
6.50%, 6/1/2025 (b)	6,957,000	5,252,396
10.50%, 1/15/2026 (a)	8,639,000	7,813,112
Vistra Energy Corp.:
7.38%, 11/1/2022	23,339,000	24,272,560
7.63%, 11/1/2024	18,163,000	19,548,837
8.13%, 1/30/2026 (a)	205,000	224,988
Vistra Operations Co. LLC 5.50%, 9/1/2026 (a)	12,626,000	12,766,149
		249,375,977

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Energizer Gamma Acquisition, Inc. 6.38%, 7/15/2026 (a) (b)	$ 6,641,000	$ 6,807,025
Energizer Holdings, Inc. 5.50%, 6/15/2025 (a)	7,779,000	7,740,105
WESCO Distribution, Inc. 5.38%, 12/15/2021	6,487,000	6,551,870
		21,099,000
ELECTRONICS — 0.1%
Ingram Micro, Inc. 5.45%, 12/15/2024	6,669,000	6,535,620
ENERGY-ALTERNATE SOURCES — 0.1%
TerraForm Power Operating LLC:
4.25%, 1/31/2023 (a) (b)	5,276,125	5,153,191
5.00%, 1/31/2028 (a) (b)	8,966,000	8,360,795
		13,513,986
ENGINEERING & CONSTRUCTION — 0.5%
AECOM:
5.13%, 3/15/2027	11,299,000	11,033,473
5.88%, 10/15/2024 (b)	7,859,000	8,310,893
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a)	11,937,000	12,270,042
Pisces Midco, Inc. 8.00%, 4/15/2026 (a) (b)	8,283,000	8,345,123
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	5,811,000	5,956,275
		45,915,806
ENTERTAINMENT — 2.2%
AMC Entertainment Holdings, Inc.:
5.75%, 6/15/2025 (b)	8,136,000	7,769,880
5.88%, 11/15/2026 (b)	7,533,000	7,212,847
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.38%, 4/15/2027 (e)	5,710,000	5,538,700
Churchill Downs, Inc. 4.75%, 1/15/2028 (a)	6,874,000	6,418,941
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	22,474,000	21,406,485
Delta Merger Sub, Inc. 6.00%, 9/15/2026 (a)	7,683,000	7,779,037
Eldorado Resorts, Inc. 6.00%, 4/1/2025 (b)	10,176,000	10,328,640
International Game Technology PLC:
6.25%, 2/15/2022 (a)	17,403,500	17,990,868
6.25%, 1/15/2027 (a)	9,671,000	9,790,920
Security Description	Principal Amount	Value
6.50%, 2/15/2025 (a)	$ 15,008,000	$ 15,570,800
LHMC Finco Sarl 7.88%, 12/20/2023 (a) (b)	6,662,000	6,786,913
Live Nation Entertainment, Inc. 4.88%, 11/1/2024 (a)	6,561,000	6,421,579
Mohegan Gaming & Entertainment 7.88%, 10/15/2024 (a) (b)	5,652,000	5,574,568
Pinnacle Entertainment, Inc. 5.63%, 5/1/2024	5,256,000	5,551,650
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a) (b)	16,236,000	15,409,588
10.00%, 12/1/2022	28,851,000	30,547,439
Six Flags Entertainment Corp.:
4.88%, 7/31/2024 (a)	10,432,000	10,145,120
5.50%, 4/15/2027 (a) (b)	7,341,000	7,267,590
Stars Group Holdings B.V. 7.00%, 7/15/2026 (a) (b)	13,188,000	13,588,915
		211,100,480
ENVIRONMENTAL CONTROL — 0.2%
Core & Main L.P. 6.13%, 8/15/2025 (a)	7,457,000	7,149,771
GFL Environmental, Inc. 5.38%, 3/1/2023 (a)	793,000	748,394
Tervita Escrow Corp.:
7.63%, 12/1/2021 (a)	7,458,000	7,700,385
7.63%, 12/1/2021 (a)	20,000	20,650
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	4,748,000	4,641,170
		20,260,370
FOOD — 2.5%
Albertsons Cos. LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75%, 3/15/2025	16,136,000	14,482,060
6.63%, 6/15/2024 (b)	16,506,000	15,845,760
B&G Foods, Inc. 5.25%, 4/1/2025 (b)	12,136,000	11,575,317
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 4/15/2025 (a) (b)	6,737,000	6,109,785
Dean Foods Co. 6.50%, 3/15/2023 (a) (b)	9,038,000	8,504,758
Fresh Market, Inc. 9.75%, 5/1/2023 (a) (b)	10,030,000	7,497,425
JBS Investments GmbH:
7.25%, 4/3/2024 (a) (b)	9,604,000	9,772,070
Series REGS, 7.75%, 10/28/2020	805,000	820,295
JBS USA LUX SA/JBS USA Finance, Inc.:
5.75%, 6/15/2025 (a) (b)	12,648,000	12,315,990
5.88%, 7/15/2024 (a)	9,158,000	8,974,840
6.75%, 2/15/2028 (a)	11,390,000	11,288,686
7.25%, 6/1/2021 (a)	2,523,000	2,560,845

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Lamb Weston Holdings, Inc.:
4.63%, 11/1/2024 (a)	$ 11,173,000	$ 10,936,132
4.88%, 11/1/2026 (a)	9,554,000	9,378,206
Pilgrim's Pride Corp.:
5.75%, 3/15/2025 (a) (b)	12,582,000	12,078,720
5.88%, 9/30/2027 (a)	10,635,000	10,070,282
Post Holdings, Inc.:
5.00%, 8/15/2026 (a) (b)	21,712,000	20,556,922
5.50%, 3/1/2025 (a)	12,682,000	12,618,590
5.63%, 1/15/2028 (a) (b)	12,793,000	12,313,263
5.75%, 3/1/2027 (a)	16,916,000	16,641,961
Sigma Holdco B.V. 7.88%, 5/15/2026 (a) (b)	6,553,500	6,160,290
Simmons Foods, Inc. 5.75%, 11/1/2024 (a) (b)	6,611,000	5,066,009
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a) (b)	8,178,500	8,444,301
US Foods, Inc. 5.88%, 6/15/2024 (a) (b)	7,609,000	7,647,045
		241,659,552
FOOD SERVICE — 0.4%
Aramark Services, Inc.:
4.75%, 6/1/2026 (b)	4,961,000	4,849,378
5.00%, 4/1/2025 (a) (b)	6,511,000	6,543,555
5.00%, 2/1/2028 (a) (b)	14,368,000	14,099,318
5.13%, 1/15/2024	12,141,000	12,278,193
		37,770,444
GAS — 0.4%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	8,471,000	8,322,758
5.63%, 5/20/2024	7,896,000	7,846,650
5.75%, 5/20/2027 (b)	6,387,000	6,283,211
5.88%, 8/20/2026	8,155,000	8,073,450
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 11/1/2023	8,355,000	8,375,887
		38,901,956
HEALTH CARE PRODUCTS — 1.4%
Avantor, Inc.:
6.00%, 10/1/2024 (a) (b)	20,158,000	20,436,180
9.00%, 10/1/2025 (a) (b)	25,898,000	26,772,057
DJO Finance LLC/DJO Finance Corp. 8.13%, 6/15/2021 (a)	13,333,000	13,582,994
Hologic, Inc. 4.38%, 10/15/2025 (a)	13,150,000	12,574,688
Kinetic Concepts, Inc./KCI USA, Inc. 7.88%, 2/15/2021 (a)	6,592,825	6,807,092
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/2020 (a) (b)	8,358,000	8,295,315
5.50%, 4/15/2025 (a) (b)	9,287,000	7,824,298
Security Description	Principal Amount	Value
5.63%, 10/15/2023 (a) (b)	$ 9,470,000	$ 8,380,950
5.75%, 8/1/2022 (a) (b)	13,961,000	12,879,022
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.63%, 5/15/2022 (a) (b)	17,930,750	17,518,343
Teleflex, Inc. 4.63%, 11/15/2027	6,336,000	6,027,120
		141,098,059
HEALTH CARE SERVICES — 7.1%
Acadia Healthcare Co., Inc. 5.63%, 2/15/2023	8,300,000	8,362,250
Centene Corp.:
4.75%, 5/15/2022	13,937,000	14,094,488
4.75%, 1/15/2025	15,745,000	15,705,637
5.63%, 2/15/2021	15,924,000	16,222,575
6.13%, 2/15/2024 (b)	12,200,000	12,810,000
Centene Escrow I Corp. 5.38%, 6/1/2026 (a)	24,522,000	25,073,745
Charles River Laboratories International, Inc. 5.50%, 4/1/2026 (a) (b)	4,784,000	4,861,740
CHS/Community Health Systems, Inc.:
5.13%, 8/1/2021	11,307,000	11,010,191
6.25%, 3/31/2023	40,300,000	38,272,910
6.88%, 2/1/2022	34,735,000	19,548,858
8.13%, 6/30/2024 (a) (b)	17,527,000	14,561,432
11.00%, 6/30/2023 (a) (b)	22,902,771	20,589,591
Community Health Systems, Inc. 8.63%, 1/15/2024 (a) (b)	12,866,000	13,333,036
DaVita, Inc.:
5.00%, 5/1/2025 (b)	20,901,000	19,987,626
5.13%, 7/15/2024 (b)	22,188,000	21,494,625
Eagle Holding Co. II LLC PIK 7.63%, 5/15/2022 (a)	6,440,000	6,512,450
Envision Healthcare Corp.:
5.13%, 7/1/2022 (a)	9,359,000	9,563,962
5.63%, 7/15/2022	13,330,000	13,667,249
6.25%, 12/1/2024 (a)	6,819,000	7,330,425
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	11,000,000	11,000,000
HCA, Inc.:
4.25%, 10/15/2019	9,592,000	9,687,920
4.50%, 2/15/2027 (b)	16,824,000	16,487,520
5.00%, 3/15/2024	23,416,000	24,001,400
5.25%, 4/15/2025	17,348,000	17,890,125
5.25%, 6/15/2026	19,529,500	20,066,561
5.38%, 2/1/2025	32,230,000	32,884,269
5.38%, 9/1/2026	12,536,000	12,661,360
5.63%, 9/1/2028 (b)	14,078,000	14,148,390
5.88%, 2/15/2026 (b)	18,834,000	19,587,360
LifePoint Health, Inc.:
5.50%, 12/1/2021	14,754,500	14,975,817
5.88%, 12/1/2023	7,657,000	7,992,377

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
MEDNAX, Inc. 5.25%, 12/1/2023 (a)	$ 7,185,000	$ 7,202,963
Molina Healthcare, Inc. 5.38%, 11/15/2022	8,895,000	9,028,425
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	20,716,000	21,492,850
Polaris Intermediate Corp. PIK 8.50%, 12/1/2022 (a)	16,386,171	16,959,687
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 5/1/2023 (a)	9,260,000	9,699,850
Tenet Healthcare Corp.:
4.63%, 7/15/2024	24,890,000	24,174,412
5.13%, 5/1/2025	17,658,000	17,348,985
6.00%, 10/1/2020	1,096,000	1,130,250
6.75%, 6/15/2023 (b)	23,412,000	23,353,470
7.00%, 8/1/2025 (b)	6,305,000	6,226,188
7.50%, 1/1/2022 (a)	9,289,000	9,683,783
8.13%, 4/1/2022 (b)	14,672,000	15,461,354
WellCare Health Plans, Inc.:
5.25%, 4/1/2025	16,318,000	16,501,577
5.38%, 8/15/2026 (a)	7,940,000	8,069,422
West Street Merger Sub, Inc. 6.38%, 9/1/2025 (a)	9,713,000	9,203,068
		689,922,173
HOLDING COMPANIES-DIVERS — 0.2%
Spectrum Brands Holdings, Inc. 7.75%, 1/15/2022	11,156,000	11,485,102
Stena AB 7.00%, 2/1/2024 (a) (b)	4,607,000	4,365,133
		15,850,235
HOME BUILDERS — 0.9%
Beazer Homes USA, Inc. 8.75%, 3/15/2022	6,957,000	7,357,027
Lennar Corp.:
4.13%, 1/15/2022 (e)	6,576,000	6,526,680
4.50%, 11/15/2019	6,945,000	6,971,044
4.50%, 4/30/2024 (b)	9,817,000	9,612,806
4.75%, 4/1/2021 (b)	6,194,000	6,273,903
4.75%, 5/30/2025 (b)	6,562,000	6,406,153
4.75%, 11/29/2027 (b)	11,434,000	10,976,640
Mattamy Group Corp. 6.50%, 10/1/2025 (a) (b)	6,653,000	6,453,410
PulteGroup, Inc.:
4.25%, 3/1/2021	7,756,928	7,786,404
5.00%, 1/15/2027	7,008,000	6,622,560
5.50%, 3/1/2026	8,718,000	8,658,064
		83,644,691
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 5.50%, 6/15/2026 (b)	7,391,000	7,095,360
Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS & WARES — 0.3%
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	$ 10,566,000	$ 9,958,455
Prestige Brands, Inc. 6.38%, 3/1/2024 (a) (b)	7,851,000	7,954,633
Spectrum Brands, Inc. 5.75%, 7/15/2025 (b)	11,301,000	11,443,393
		29,356,481
INSURANCE — 0.8%
Acrisure LLC/Acrisure Finance, Inc. 7.00%, 11/15/2025 (a)	11,528,000	10,735,450
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 8.25%, 8/1/2023 (a)	7,189,000	7,467,933
American Equity Investment Life Holding Co. 5.00%, 6/15/2027	4,442,000	4,305,409
Ardonagh Midco 3 PLC 8.63%, 7/15/2023 (a)	7,510,000	7,416,125
AssuredPartners, Inc. 7.00%, 8/15/2025 (a) (b)	6,196,000	6,134,040
CNO Financial Group, Inc. 5.25%, 5/30/2025	5,225,000	5,319,703
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (a)	5,865,000	5,795,207
HUB International, Ltd. 7.00%, 5/1/2026 (a) (b)	16,764,000	16,743,045
USIS Merger Sub, Inc. 6.88%, 5/1/2025 (a)	7,883,000	7,873,540
Wand Merger Corp. 9.13%, 7/15/2026 (a)	9,444,000	9,899,201
		81,689,653
INTERNET — 1.5%
Netflix, Inc.:
4.38%, 11/15/2026 (b)	12,680,000	11,891,304
4.88%, 4/15/2028 (a)	20,262,000	18,995,625
5.50%, 2/15/2022	8,125,000	8,379,312
5.88%, 2/15/2025 (b)	10,047,000	10,386,589
5.88%, 11/15/2028 (a)	24,398,000	24,337,005
Symantec Corp. 5.00%, 4/15/2025 (a) (b)	11,894,000	11,778,127
VeriSign, Inc.:
4.75%, 7/15/2027	6,770,000	6,565,546
5.25%, 4/1/2025	5,660,000	5,744,900
Zayo Group LLC/Zayo Capital, Inc.:
5.75%, 1/15/2027 (a)	21,373,000	21,330,254
6.00%, 4/1/2023	17,825,000	18,359,750
6.38%, 5/15/2025	10,917,000	11,340,034
		149,108,446

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
IRON/STEEL — 0.6%
Allegheny Technologies, Inc. 7.88%, 8/15/2023	$ 1,588,000	$ 1,697,175
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. 8.75%, 7/15/2026 (a)	6,090,000	6,078,581
Big River Steel LLC/BRS Finance Corp. 7.25%, 9/1/2025 (a)	8,054,000	8,486,903
Cleveland-Cliffs, Inc. 5.75%, 3/1/2025 (b)	13,496,000	13,142,405
Steel Dynamics, Inc.:
5.13%, 10/1/2021	8,240,500	8,321,257
5.50%, 10/1/2024 (b)	5,880,780	6,018,978
United States Steel Corp.:
6.25%, 3/15/2026 (b)	8,129,000	8,088,355
6.88%, 8/15/2025 (b)	9,150,000	9,357,705
		61,191,359
LEISURE TIME — 0.5%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (b)	6,188,000	6,203,470
NCL Corp., Ltd. 4.75%, 12/15/2021 (a)	6,131,000	6,169,319
Sabre GLBL, Inc.:
5.25%, 11/15/2023 (a)	7,347,000	7,338,184
5.38%, 4/15/2023 (a)	5,931,000	5,956,948
Silversea Cruise Finance, Ltd. 7.25%, 2/1/2025 (a)	7,630,000	8,288,087
Viking Cruises, Ltd. 5.88%, 9/15/2027 (a)	10,049,000	9,797,775
VOC Escrow, Ltd. 5.00%, 2/15/2028 (a)	9,489,000	9,133,162
		52,886,945
LODGING — 2.3%
Boyd Gaming Corp.:
6.00%, 8/15/2026 (a)	950,000	957,125
6.00%, 8/15/2026	9,013,000	9,080,598
6.38%, 4/1/2026	9,405,000	9,652,351
6.88%, 5/15/2023	8,416,000	8,841,008
Diamond Resorts International, Inc.:
7.75%, 9/1/2023 (a) (b)	6,493,000	6,671,558
10.75%, 9/1/2024 (a) (b)	8,473,000	8,251,007
Hilton Domestic Operating Co., Inc.:
4.25%, 9/1/2024	12,016,000	11,629,085
5.13%, 5/1/2026 (a)	19,356,000	19,259,220
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.63%, 4/1/2025	11,278,000	10,996,050
4.88%, 4/1/2027	7,453,000	7,275,991
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. 6.75%, 11/15/2021 (a)	8,553,000	8,852,355
Security Description	Principal Amount	Value
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026 (a) (b)	$ 8,749,000	$ 8,974,724
MGM Resorts International:
4.63%, 9/1/2026 (b)	6,665,000	6,206,781
5.25%, 3/31/2020 (b)	5,629,000	5,734,544
5.75%, 6/15/2025	13,406,000	13,422,757
6.00%, 3/15/2023	16,763,000	17,329,589
Station Casinos LLC 5.00%, 10/1/2025 (a) (b)	6,632,000	6,344,171
Studio City Co., Ltd. 7.25%, 11/30/2021 (a)	8,352,000	8,627,700
Wyndham Hotels & Resorts, Inc. 5.38%, 4/15/2026 (a)	6,024,000	5,978,820
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25%, 5/15/2027 (a) (b)	11,321,000	10,486,642
5.50%, 3/1/2025 (a) (b)	22,510,000	21,751,413
Wynn Macau, Ltd.:
4.88%, 10/1/2024 (a) (b)	6,854,000	6,451,328
5.50%, 10/1/2027 (a)	9,885,000	9,279,544
		222,054,361
MACHINERY, CONSTRUCTION & MINING — 0.4%
BlueLine Rental Finance Corp./BlueLine Rental LLC 9.25%, 3/15/2024 (a)	15,384,000	16,191,660
Terex Corp. 5.63%, 2/1/2025 (a) (b)	7,205,000	7,150,963
Vertiv Group Corp. 9.25%, 10/15/2024 (a) (b)	10,001,000	10,426,042
Vertiv Intermediate Holding Corp. PIK 12.00%, 2/15/2022 (a)	6,093,000	6,245,325
		40,013,990
MACHINERY-DIVERSIFIED — 0.2%
Cloud Crane LLC 10.13%, 8/1/2024 (a)	5,006,000	5,475,313
RBS Global, Inc./Rexnord LLC 4.88%, 12/15/2025 (a)	5,372,000	5,157,120
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a) (b)	8,141,000	7,103,022
		17,735,455
MEDIA — 10.0%
Altice Financing SA:
6.63%, 2/15/2023 (a) (b)	27,311,500	27,516,336
7.50%, 5/15/2026 (a) (b)	36,395,000	35,485,125
Altice France SA:
6.25%, 5/15/2024 (a) (b)	18,316,000	18,041,260
7.38%, 5/1/2026 (a)	66,571,000	66,571,000
8.13%, 2/1/2027 (a) (b)	24,440,000	25,143,872
Altice Luxembourg SA:
7.63%, 2/15/2025 (a) (b)	20,133,000	18,220,365
7.75%, 5/15/2022 (a) (b)	36,919,000	35,859,425

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Altice US Finance I Corp.:
5.38%, 7/15/2023 (a)	$ 14,149,000	$ 14,308,884
5.50%, 5/15/2026 (a) (b)	18,243,000	18,221,108
AMC Networks, Inc.:
4.75%, 8/1/2025	10,466,000	10,034,277
5.00%, 4/1/2024	11,546,000	11,372,810
Block Communications, Inc. 6.88%, 2/15/2025 (a) (b)	6,126,000	6,271,493
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	6,307,000	6,054,720
5.00%, 2/1/2028 (a)	32,878,000	30,780,384
5.13%, 5/1/2023 (a)	16,382,000	16,422,955
5.13%, 5/1/2027 (a)	41,912,000	39,711,620
5.38%, 5/1/2025 (a)	11,431,000	11,331,550
5.50%, 5/1/2026 (a)	18,529,000	18,321,475
5.75%, 1/15/2024	1,044,000	1,059,660
5.75%, 2/15/2026 (a)	31,890,000	31,969,725
5.88%, 4/1/2024 (a)	22,924,000	23,382,480
5.88%, 5/1/2027 (a)	10,323,000	10,245,577
Cengage Learning, Inc. 9.50%, 6/15/2024 (a) (b)	8,546,000	7,376,266
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.13%, 12/15/2021 (a)	6,309,000	6,340,545
7.50%, 4/1/2028 (a) (b)	11,217,000	11,764,390
7.75%, 7/15/2025 (a)	8,325,000	8,845,312
CSC Holdings LLC:
5.25%, 6/1/2024 (b)	8,365,000	8,176,788
5.38%, 2/1/2028 (a) (b)	12,874,000	12,278,577
5.50%, 4/15/2027 (a)	16,788,000	16,347,315
6.63%, 10/15/2025 (a) (b)	13,039,000	13,740,498
10.13%, 1/15/2023 (a)	24,255,000	26,534,970
10.88%, 10/15/2025 (a)	21,992,000	25,523,915
DISH DBS Corp.:
5.88%, 11/15/2024 (b)	26,387,000	23,650,668
7.75%, 7/1/2026 (b)	25,147,000	23,736,253
Gray Television, Inc.:
5.13%, 10/15/2024 (a) (b)	5,732,000	5,538,545
5.88%, 7/15/2026 (a)	7,725,000	7,657,793
iHeartCommunications, Inc. 9.00%, 12/15/2019 (g)	2,280,000	1,721,400
Meredith Corp. 6.88%, 2/1/2026 (a) (b)	17,013,000	17,417,909
Midcontinent Communications/Midcontinent Finance Corp. 6.88%, 8/15/2023 (a)	6,187,000	6,492,483
Nexstar Broadcasting, Inc. 5.63%, 8/1/2024 (a) (b)	11,051,500	10,817,208
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (a) (b)	5,397,000	5,289,060
Sirius XM Radio, Inc.:
3.88%, 8/1/2022 (a)	13,109,000	12,903,189
4.63%, 5/15/2023 (a)	1,242,000	1,229,580
5.00%, 8/1/2027 (a)	18,095,000	17,411,009
5.38%, 4/15/2025 (a) (b)	13,080,000	13,129,704
Security Description	Principal Amount	Value
5.38%, 7/15/2026 (a)	$ 13,055,000	$ 12,957,087
6.00%, 7/15/2024 (a)	19,233,000	19,882,114
TEGNA, Inc. 6.38%, 10/15/2023 (b)	7,880,340	8,126,601
Telenet Finance Luxembourg Notes Sarl 5.50%, 3/1/2028 (a)	13,200,000	12,474,000
Tribune Media Co. 5.88%, 7/15/2022	13,347,000	13,580,572
Unitymedia GmbH 6.13%, 1/15/2025 (a) (b)	9,883,000	10,377,150
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.00%, 1/15/2025 (a)	5,913,000	6,001,695
Univision Communications, Inc. 5.13%, 2/15/2025 (a) (b)	18,736,000	17,518,160
UPC Holding B.V. 5.50%, 1/15/2028 (a) (b)	8,450,000	7,995,813
UPCB Finance IV, Ltd. 5.38%, 1/15/2025 (a)	11,771,000	11,756,875
Viacom, Inc.:
3 Month USD LIBOR + 3.90%, 5.88%, 2/28/2057 (c)	8,931,000	8,774,708
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (c)	6,860,000	6,774,250
Videotron, Ltd.:
5.13%, 4/15/2027 (a)	5,912,000	5,786,666
5.38%, 6/15/2024 (a)	8,110,000	8,343,568
Virgin Media Finance PLC 6.00%, 10/15/2024 (a)	6,487,000	6,479,216
Virgin Media Secured Finance PLC:
5.25%, 1/15/2026 (a) (b)	10,965,000	10,704,581
5.50%, 8/15/2026 (a)	8,514,000	8,428,860
Ziggo B.V. 5.50%, 1/15/2027 (a)	26,467,000	24,833,986
Ziggo Bond Finance B.V. 6.00%, 1/15/2027 (a) (b)	8,225,460	7,474,887
		968,520,267
METAL FABRICATE & HARDWARE — 0.5%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. 7.38%, 12/15/2023 (a)	11,615,000	12,087,731
Novelis Corp.:
5.88%, 9/30/2026 (a) (b)	19,883,000	19,425,691
6.25%, 8/15/2024 (a)	15,118,000	15,477,808
		46,991,230
MINING — 1.4%
Alcoa Nederland Holding B.V.:
6.13%, 5/15/2028 (a)	6,453,000	6,646,590
6.75%, 9/30/2024 (a)	8,910,000	9,474,894
7.00%, 9/30/2026 (a)	6,277,000	6,755,935
Constellium NV:

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 2/15/2026 (a)	$ 5,460,000	$ 5,337,150
6.63%, 3/1/2025 (a) (b)	7,948,000	8,087,090
FMG Resources August 2006 Pty, Ltd.:
4.75%, 5/15/2022 (a) (b)	9,376,000	9,317,869
5.13%, 3/15/2023 (a) (b)	4,917,000	4,830,953
5.13%, 5/15/2024 (a) (b)	9,326,000	9,046,220
Freeport-McMoRan, Inc.:
3.88%, 3/15/2023 (b)	9,416,000	9,102,447
4.00%, 11/14/2021	6,758,000	6,682,311
4.55%, 11/14/2024 (b)	11,354,000	11,028,140
6.88%, 2/15/2023	7,772,000	8,296,610
Hecla Mining Co. 6.88%, 5/1/2021	5,587,000	5,607,951
Hudbay Minerals, Inc. 7.63%, 1/15/2025 (a) (b)	7,559,000	7,823,565
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/2022 (a)	6,136,000	6,676,735
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.13%, 11/1/2022 (a)	6,467,000	6,620,591
Teck Resources, Ltd. 8.50%, 6/1/2024 (a)	9,411,000	10,305,045
		131,640,096
MISCELLANEOUS MANUFACTURER — 0.3%
Amsted Industries, Inc. 5.00%, 3/15/2022 (a)	6,745,000	6,761,863
FXI Holdings, Inc. 7.88%, 11/1/2024 (a) (b)	7,251,000	6,906,577
Gates Global LLC/Gates Global Co. 6.00%, 7/15/2022 (a)	7,502,575	7,558,844
Koppers, Inc. 6.00%, 2/15/2025 (a) (b)	6,392,000	6,360,040
		27,587,324
OFFICE & BUSINESS EQUIPMENT — 0.4%
CDW LLC/CDW Finance Corp.:
5.00%, 9/1/2023	6,722,000	6,830,224
5.00%, 9/1/2025	7,695,000	7,654,986
5.50%, 12/1/2024	7,691,000	7,960,185
Pitney Bowes, Inc.:
3.88%, 10/1/2021 (b)	8,666,000	8,308,527
4.63%, 3/15/2024 (b)	5,039,000	4,506,378
		35,260,300
OIL & GAS — 9.3%
Aker BP ASA 5.88%, 3/31/2025 (a) (b)	5,510,000	5,702,850
Alta Mesa Holdings L.P./Alta Mesa Finance Services Corp. 7.88%, 12/15/2024 (b)	6,316,000	6,012,043
Antero Resources Corp.:
5.00%, 3/1/2025 (b)	8,102,500	8,163,269
5.13%, 12/1/2022	15,259,000	15,495,514
5.38%, 11/1/2021	12,872,000	13,036,762
Security Description	Principal Amount	Value
5.63%, 6/1/2023	$ 8,874,000	$ 9,062,572
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
7.00%, 11/1/2026 (a) (f)	8,865,000	8,790,534
10.00%, 4/1/2022 (a)	19,692,960	22,154,580
Bruin E&P Partners LLC 8.88%, 8/1/2023 (a)	7,605,000	7,852,162
California Resources Corp. 8.00%, 12/15/2022 (a) (b)	29,102,000	27,792,410
Callon Petroleum Co. 6.13%, 10/1/2024	7,379,000	7,517,725
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 6.50%, 4/15/2021	11,302,000	11,245,490
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023 (b)	8,459,000	8,617,606
Chesapeake Energy Corp.:
7.00%, 10/1/2024 (b)	14,000,000	13,965,000
8.00%, 12/15/2022 (a) (b)	18,669,000	19,485,769
8.00%, 1/15/2025 (b)	17,296,000	17,837,365
8.00%, 6/15/2027 (b)	17,049,000	17,389,980
CNX Resources Corp. 5.88%, 4/15/2022	17,451,000	17,418,279
Comstock Escrow Corp. 9.75%, 8/15/2026 (a)	11,457,000	11,418,046
Covey Park Energy LLC/Covey Park Finance Corp. 7.50%, 5/15/2025 (a)	8,977,000	9,128,487
CrownRock L.P./CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	15,398,000	14,994,572
Denbury Resources, Inc.:
5.50%, 5/1/2022 (b)	2,301,000	2,122,673
9.00%, 5/15/2021 (a) (b)	7,553,000	8,157,240
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025 (b)	6,919,000	7,178,462
Diamondback Energy, Inc.:
4.75%, 11/1/2024 (a)	7,446,000	7,455,680
5.38%, 5/31/2025	9,655,000	9,860,651
Eclipse Resources Corp. 8.88%, 7/15/2023	5,641,000	5,739,718
Endeavor Energy Resources L.P./EER Finance, Inc.:
5.50%, 1/30/2026 (a)	6,045,000	6,029,888
5.75%, 1/30/2028 (a)	6,230,000	6,230,000
Ensco PLC:
4.50%, 10/1/2024	7,711,000	6,631,460
5.20%, 3/15/2025 (b)	9,228,000	8,051,430
7.75%, 2/1/2026 (b)	12,790,000	12,694,075
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.38%, 6/15/2023	1,119,000	744,135
7.75%, 5/15/2026 (a)	12,867,000	13,173,235
8.00%, 11/29/2024 (a) (b)	5,559,000	5,600,693
8.00%, 2/15/2025 (a) (b)	13,045,000	9,979,425
9.38%, 5/1/2024 (a)	14,495,000	11,977,218

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Extraction Oil & Gas, Inc. 5.63%, 2/1/2026 (a)	$ 9,726,000	$ 8,607,510
Gulfport Energy Corp.:
6.00%, 10/15/2024 (b)	9,840,000	9,594,000
6.38%, 5/15/2025 (b)	8,205,000	8,081,925
Halcon Resources Corp. 6.75%, 2/15/2025 (b)	8,064,000	7,741,440
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp. 5.63%, 2/15/2026 (a) (b)	9,265,000	9,357,650
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.00%, 12/1/2024 (a)	6,229,000	6,078,258
5.75%, 10/1/2025 (a)	6,025,000	6,055,125
Indigo Natural Resources LLC 6.88%, 2/15/2026 (a)	7,971,000	7,711,942
Jagged Peak Energy LLC 5.88%, 5/1/2026 (a)	5,202,000	5,169,748
Jonah Energy LLC/Jonah Energy Finance Corp. 7.25%, 10/15/2025 (a) (b)	7,618,000	5,894,428
Jupiter Resources, Inc. 8.50%, 10/1/2022 (a)	12,267,000	5,949,495
Matador Resources Co. 5.88%, 9/15/2026 (a)	8,452,000	8,547,508
MEG Energy Corp.:
6.50%, 1/15/2025 (a) (b)	10,640,000	10,533,600
7.00%, 3/31/2024 (a) (b)	9,547,000	8,711,637
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (a)	9,232,000	9,220,922
Murphy Oil Corp.:
5.75%, 8/15/2025	6,833,000	6,945,744
6.88%, 8/15/2024 (b)	7,371,000	7,794,832
Nabors Industries, Inc.:
5.50%, 1/15/2023 (b)	7,682,000	7,557,552
5.75%, 2/1/2025	10,657,000	10,210,738
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a) (b)	5,815,000	5,815,000
Newfield Exploration Co. 5.38%, 1/1/2026 (b)	9,430,000	9,748,262
Noble Holding International, Ltd.:
7.75%, 1/15/2024 (b)	10,545,000	10,465,912
7.88%, 2/1/2026 (a) (b)	8,150,000	8,419,969
Northern Oil and Gas, Inc. PIK 9.50%, 5/15/2023 (a) (f)	2,610,000	2,760,075
Oasis Petroleum, Inc. 6.88%, 3/15/2022 (b)	4,389,500	4,466,316
Pacific Drilling First Lien Escrow Issuer, Ltd. 8.38%, 10/1/2023 (a)	10,168,000	10,486,258
Parkland Fuel Corp. 6.00%, 4/1/2026 (a)	6,313,000	6,328,783
Parsley Energy LLC/Parsley Finance Corp.:
5.38%, 1/15/2025 (a)	8,227,000	8,216,716
Security Description	Principal Amount	Value
5.63%, 10/15/2027 (a) (b)	$ 8,518,000	$ 8,555,266
PBF Holding Co. LLC/PBF Finance Corp. 7.25%, 6/15/2025	9,062,000	9,560,410
PDC Energy, Inc.:
5.75%, 5/15/2026 (a)	87,000	82,650
5.75%, 5/15/2026	8,126,000	7,719,700
Puma International Financing SA:
5.00%, 1/24/2026 (a)	7,615,000	6,377,563
5.13%, 10/6/2024 (a)	5,625,000	4,907,813
QEP Resources, Inc. 5.63%, 3/1/2026 (b)	6,491,000	6,207,343
Range Resources Corp.:
4.88%, 5/15/2025 (b)	9,415,000	8,932,481
5.00%, 8/15/2022 (b)	8,236,000	8,163,935
5.00%, 3/15/2023 (b)	9,739,000	9,568,567
Rowan Cos., Inc. 7.38%, 6/15/2025 (b)	5,272,000	5,232,460
Sable Permian Resources Land LLC/AEPB Finance Corp.:
7.13%, 11/1/2020 (a) (b)	8,209,000	5,370,985
7.38%, 11/1/2021 (a)	6,678,000	4,474,260
Sanchez Energy Corp.:
6.13%, 1/15/2023 (b)	15,392,000	8,811,920
7.25%, 2/15/2023 (a) (b)	5,920,000	5,809,000
7.75%, 6/15/2021 (b)	2,949,000	2,064,300
Seven Generations Energy, Ltd. 5.38%, 9/30/2025 (a)	10,672,000	10,351,840
SM Energy Co.:
5.63%, 6/1/2025 (b)	5,063,000	5,044,014
6.13%, 11/15/2022	1,465,000	1,508,950
6.63%, 1/15/2027 (b)	7,067,000	7,305,865
6.75%, 9/15/2026 (b)	6,476,000	6,726,945
Southwestern Energy Co.:
6.20%, 1/23/2025 (b)	12,229,000	12,137,282
7.50%, 4/1/2026 (b)	7,952,000	8,329,720
7.75%, 10/1/2027 (b)	7,449,000	7,858,695
SRC Energy, Inc. 6.25%, 12/1/2025	7,198,000	6,766,120
Sunoco L.P./Sunoco Finance Corp.:
4.88%, 1/15/2023 (a)	12,920,000	12,782,725
5.50%, 2/15/2026 (a)	9,744,000	9,380,549
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	9,697,000	9,782,334
Transocean Pontus, Ltd. 6.13%, 8/1/2025 (a)	8,363,000	8,488,445
Transocean, Inc.:
7.50%, 1/15/2026 (a) (b)	9,427,000	9,722,065
9.00%, 7/15/2023 (a)	16,787,000	18,297,830
Ultra Resources, Inc.:
6.88%, 4/15/2022 (a) (b)	9,105,000	4,370,400
7.13%, 4/15/2025 (a) (b)	7,816,000	3,255,364
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp. 8.75%, 4/15/2023 (a) (b)	6,112,000	6,039,420

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Whiting Petroleum Corp. 6.63%, 1/15/2026 (b)	$ 12,944,000	$ 13,461,760
WildHorse Resource Development Corp. 6.88%, 2/1/2025	8,691,000	8,974,327
WPX Energy, Inc.:
5.25%, 9/15/2024 (b)	8,458,000	8,495,004
5.75%, 6/1/2026	5,025,000	5,094,094
8.25%, 8/1/2023	5,885,000	6,694,187
		903,884,931
OIL & GAS SERVICES — 1.1%
Calfrac Holdings L.P. 8.50%, 6/15/2026 (a) (b)	9,890,000	9,222,425
KCA Deutag UK Finance PLC 9.88%, 4/1/2022 (a)	6,620,000	6,586,900
McDermott Technology Americas, Inc./McDermott Technology US, Inc. 10.63%, 5/1/2024 (a) (b)	16,530,000	17,687,100
Oceaneering International, Inc. 4.65%, 11/15/2024	4,715,000	4,541,960
PHI, Inc. 5.25%, 3/15/2019 (b)	2,445,000	2,334,975
SESI LLC 7.75%, 9/15/2024 (b)	5,967,000	6,079,180
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (a)	6,791,592	7,148,151
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	7,404,350	7,552,437
USA Compression Partners L.P./USA Compression Finance Corp. 6.88%, 4/1/2026 (a)	9,024,000	9,317,280
Weatherford International LLC 9.88%, 3/1/2025 (a) (b)	8,045,000	7,758,598
Weatherford International, Ltd.:
7.75%, 6/15/2021 (b)	9,479,000	9,313,117
8.25%, 6/15/2023 (b)	9,258,500	8,749,282
9.88%, 2/15/2024 (b)	10,617,000	10,391,920
		106,683,325
PACKAGING & CONTAINERS — 2.5%
ARD Finance SA PIK 7.13%, 9/15/2023	10,859,000	10,967,590
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.25%, 9/15/2022 (a)	9,396,000	9,255,060
4.63%, 5/15/2023 (a)	11,560,000	11,487,750
6.00%, 2/15/2025 (a) (b)	21,746,000	21,311,080
7.25%, 5/15/2024 (a)	22,110,500	23,160,749
Ball Corp.:
4.38%, 12/15/2020	12,127,000	12,278,587
4.88%, 3/15/2026	9,978,000	9,948,066
5.25%, 7/1/2025	12,417,000	12,742,946
Berry Global, Inc.:
Security Description	Principal Amount	Value
4.50%, 2/15/2026 (a) (b)	$ 6,723,000	$ 6,378,782
5.13%, 7/15/2023	7,580,000	7,636,850
5.50%, 5/15/2022	5,564,000	5,655,250
BWAY Holding Co.:
5.50%, 4/15/2024 (a)	18,790,000	18,461,175
7.25%, 4/15/2025 (a) (b)	18,564,000	18,083,192
Crown Americas LLC/Crown Americas Capital Corp. 4.75%, 2/1/2026 (a) (b)	10,511,000	10,064,283
Flex Acquisition Co., Inc.:
6.88%, 1/15/2025 (a) (b)	7,950,000	7,602,188
7.88%, 7/15/2026 (a) (b)	6,580,000	6,497,750
Multi-Color Corp. 4.88%, 11/1/2025 (a)	5,784,000	5,386,350
Owens-Brockway Glass Container, Inc.:
5.00%, 1/15/2022 (a) (b)	4,887,500	4,905,828
5.88%, 8/15/2023 (a)	8,803,000	9,067,090
Plastipak Holdings, Inc. 6.25%, 10/15/2025 (a)	6,074,000	5,572,895
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.13%, 7/15/2023 (a)	20,384,800	20,258,414
7.00%, 7/15/2024 (a)	10,666,000	10,839,856
		247,561,731
PHARMACEUTICALS — 2.9%
Bausch Health Cos., Inc.:
5.50%, 3/1/2023 (a) (b)	11,206,000	10,775,690
5.50%, 11/1/2025 (a)	18,886,000	18,886,000
5.63%, 12/1/2021 (a) (b)	10,257,000	10,219,049
5.88%, 5/15/2023 (a) (b)	35,512,340	34,624,531
6.13%, 4/15/2025 (a)	36,185,000	34,335,946
6.50%, 3/15/2022 (a)	13,251,000	13,765,139
7.00%, 3/15/2024 (a)	21,665,000	22,863,074
9.00%, 12/15/2025 (a)	17,579,000	18,920,278
9.25%, 4/1/2026 (a)	17,583,000	18,945,682
Elanco Animal Health, Inc.:
3.91%, 8/27/2021 (a)	6,753,000	6,758,655
4.27%, 8/28/2023 (a)	9,963,000	10,004,300
4.90%, 8/28/2028 (a)	10,174,000	10,320,161
Endo Dac/Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/2023 (a)	20,027,000	17,773,962
6.00%, 2/1/2025 (a) (b)	16,034,500	13,821,739
Endo Finance LLC 5.75%, 1/15/2022 (a)	10,594,000	9,892,148
Endo Finance LLC/Endo Finco, Inc. 5.38%, 1/15/2023 (a)	9,033,000	7,949,040
NVA Holdings, Inc. 6.88%, 4/1/2026 (a)	6,654,000	6,637,365

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Valeant Pharmaceuticals International, Inc. 8.50%, 1/31/2027 (a)	$ 8,753,000	$ 9,179,709
Vizient, Inc. 10.38%, 3/1/2024 (a)	7,252,000	7,922,810
		283,595,278
PIPELINES — 3.3%
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.38%, 9/15/2024	8,379,000	8,410,421
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.13%, 11/15/2022 (a)	10,411,000	10,684,289
Cheniere Corpus Christi Holdings LLC:
5.13%, 6/30/2027 (b)	18,396,000	18,419,915
5.88%, 3/31/2025	16,967,000	17,836,559
7.00%, 6/30/2024	17,129,000	18,756,255
Cheniere Energy Partners L.P.:
5.25%, 10/1/2025 (b)	17,776,000	17,776,000
5.63%, 10/1/2026 (a) (b)	11,019,000	11,074,095
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.75%, 4/1/2025 (b)	5,496,000	5,619,660
6.25%, 4/1/2023 (b)	8,195,000	8,461,337
DCP Midstream Operating L.P.:
5.38%, 7/15/2025 (b)	5,752,000	5,867,040
3 Month USD LIBOR + 3.85%, 5.85%, 5/21/2043 (a) (c)	926,000	851,341
Energy Transfer Equity L.P.:
4.25%, 3/15/2023 (b)	12,183,000	12,106,856
5.50%, 6/1/2027	12,529,000	13,002,596
5.88%, 1/15/2024	14,736,000	15,546,480
EnLink Midstream Partners L.P.:
4.15%, 6/1/2025 (b)	8,349,000	7,900,241
4.40%, 4/1/2024	7,804,000	7,550,370
4.85%, 7/15/2026	6,238,000	6,066,455
Genesis Energy L.P./Genesis Energy Finance Corp.:
6.50%, 10/1/2025	8,292,000	8,084,700
6.75%, 8/1/2022	9,653,000	9,846,060
Holly Energy Partners L.P./Holly Energy Finance Corp. 6.00%, 8/1/2024 (a)	5,815,000	5,953,106
NGPL PipeCo LLC:
4.38%, 8/15/2022 (a) (b)	8,859,000	8,936,516
4.88%, 8/15/2027 (a)	8,784,000	8,740,080
NuStar Logistics L.P. 5.63%, 4/28/2027	6,711,000	6,641,877
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023	5,013,000	5,125,793
Security Description	Principal Amount	Value
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.75%, 4/15/2025	$ 6,122,000	$ 5,877,120
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
4.75%, 10/1/2023 (a) (b)	5,350,000	5,348,395
5.50%, 9/15/2024 (a)	9,415,000	9,606,124
5.50%, 1/15/2028 (a) (b)	9,276,000	9,380,355
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.13%, 11/15/2019	8,256,000	8,246,093
5.00%, 1/15/2028 (a)	8,437,000	8,207,514
5.13%, 2/1/2025	6,630,000	6,680,388
5.38%, 2/1/2027 (b)	6,952,000	6,934,620
5.88%, 4/15/2026 (a)	13,513,000	13,935,957
6.75%, 3/15/2024	6,751,000	7,105,428
Williams Cos., Inc.:
3.70%, 1/15/2023 (b)	1,424,000	1,408,184
4.55%, 6/24/2024	1,959,000	1,990,772
		323,978,992
REAL ESTATE — 0.7%
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	6,441,000	6,465,154
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	4,654,000	4,549,285
Howard Hughes Corp. 5.38%, 3/15/2025 (a)	12,176,000	12,069,460
Hunt Cos., Inc. 6.25%, 2/15/2026 (a)	7,057,000	6,580,653
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	14,415,000	14,234,812
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.88%, 6/1/2023 (a) (b)	6,539,000	6,105,791
5.25%, 12/1/2021 (a) (b)	6,220,000	6,251,100
WeWork Cos., Inc. 7.88%, 5/1/2025 (a) (b)	9,382,000	9,112,267
		65,368,522
REAL ESTATE INVESTMENT TRUSTS — 2.4%
CBL & Associates L.P. 5.95%, 12/15/2026 (b)	6,797,000	5,626,557
CyrusOne L.P./CyrusOne Finance Corp. 5.00%, 3/15/2024 (b)	8,989,000	9,123,835
Equinix, Inc.:
5.38%, 1/1/2022	8,172,000	8,437,590
5.38%, 5/15/2027	16,240,000	16,240,000
5.75%, 1/1/2025	6,648,000	6,847,440
5.88%, 1/15/2026	14,562,000	14,962,455

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	$ 17,160,000	$ 16,645,200
Iron Mountain, Inc.:
4.38%, 6/1/2021 (a)	5,000,000	5,000,000
4.88%, 9/15/2027 (a)	11,982,000	10,963,530
5.25%, 3/15/2028 (a) (b)	10,576,000	9,789,146
6.00%, 8/15/2023 (b)	2,937,000	3,021,439
iStar, Inc. 5.00%, 7/1/2019	325	325
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
4.50%, 9/1/2026	5,101,000	4,814,069
5.63%, 5/1/2024	12,690,000	13,007,250
MPT Operating Partnership L.P./MPT Finance Corp.:
5.00%, 10/15/2027	17,530,000	16,916,450
5.25%, 8/1/2026	6,666,000	6,641,002
6.38%, 3/1/2024	7,565,000	7,924,337
SBA Communications Corp.:
4.00%, 10/1/2022	9,771,000	9,575,580
4.88%, 7/15/2022	8,364,000	8,447,640
4.88%, 9/1/2024	13,926,000	13,770,029
Starwood Property Trust, Inc.:
3.63%, 2/1/2021 (a)	5,569,000	5,457,620
4.75%, 3/15/2025 (b)	667,000	638,719
5.00%, 12/15/2021	9,325,000	9,418,250
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC 7.13%, 12/15/2024 (a) (b)	7,569,000	6,925,635
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC:
6.00%, 4/15/2023 (a)	7,319,800	7,155,104
8.25%, 10/15/2023 (b)	14,215,000	13,619,747
		230,968,949
RETAIL — 3.1%
1011778 BC ULC/New Red Finance, Inc.:
4.25%, 5/15/2024 (a)	19,372,000	18,380,154
4.63%, 1/15/2022 (a)	16,066,000	16,086,886
5.00%, 10/15/2025 (a)	35,755,000	34,101,331
Asbury Automotive Group, Inc. 6.00%, 12/15/2024	7,260,000	7,305,375
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a) (b)	16,920,000	15,588,396
Golden Nugget, Inc.:
6.75%, 10/15/2024 (a)	15,532,000	15,755,661
8.75%, 10/1/2025 (a) (b)	9,409,000	9,826,524
Group 1 Automotive, Inc. 5.00%, 6/1/2022	6,843,000	6,791,678
Guitar Center Escrow Issuer, Inc. 9.50%, 10/15/2021 (a)	8,209,000	8,096,126
JC Penney Corp., Inc.:
5.88%, 7/1/2023 (a) (b)	6,234,000	5,454,750
Security Description	Principal Amount	Value
8.63%, 3/15/2025 (a) (b)	$ 526,500	$ 350,123
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
4.75%, 6/1/2027 (a) (b)	8,936,000	8,578,560
5.00%, 6/1/2024 (a)	13,425,000	13,316,257
5.25%, 6/1/2026 (a)	13,423,000	13,372,664
L Brands, Inc.:
5.25%, 2/1/2028 (b)	6,283,000	5,397,725
5.63%, 10/15/2023 (b)	7,029,000	7,011,427
Michaels Stores, Inc. 5.88%, 12/15/2020 (a)	5,194,000	5,212,179
Neiman Marcus Group, Ltd. LLC 8.00%, 10/15/2021 (a)	12,213,000	8,022,720
Party City Holdings, Inc. 6.63%, 8/1/2026 (a)	7,470,000	7,563,375
Penske Automotive Group, Inc. 5.50%, 5/15/2026	6,253,000	6,079,167
PetSmart, Inc.:
5.88%, 6/1/2025 (a)	17,382,000	14,225,429
7.13%, 3/15/2023 (a)	23,996,000	17,277,120
8.88%, 6/1/2025 (a) (b)	8,273,000	5,965,660
Rite Aid Corp. 6.13%, 4/1/2023 (a) (b)	22,423,000	20,097,735
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025 (b)	9,641,600	9,207,728
Staples, Inc. 8.50%, 9/15/2025 (a) (b)	15,029,000	14,136,277
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 5.50%, 6/1/2024	6,512,000	6,398,040
TRU Taj LLC/TRU Taj Finance, Inc. 12.00%, 8/15/2021 (a) (g)	814,000	529,100
		300,128,167
SEMICONDUCTORS — 0.9%
Entegris, Inc. 4.63%, 2/10/2026 (a)	5,805,000	5,507,494
Micron Technology, Inc. 5.50%, 2/1/2025	6,983,000	7,221,120
NXP B.V./NXP Funding LLC:
3.88%, 9/1/2022 (a)	13,509,500	13,340,631
4.13%, 6/15/2020 (a)	7,020,000	7,064,226
4.13%, 6/1/2021 (a)	14,702,312	14,674,745
4.63%, 6/1/2023 (a)	11,933,000	12,097,675
Qorvo, Inc. 5.50%, 7/15/2026 (a) (b)	6,764,000	6,865,460
Sensata Technologies B.V. 5.00%, 10/1/2025 (a)	8,726,000	8,666,009
Sensata Technologies UK Financing Co. PLC 6.25%, 2/15/2026 (a)	7,165,000	7,568,390
		83,005,750

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
SOFTWARE — 4.0%
BMC Software Finance, Inc. 8.13%, 7/15/2021 (a) (b)	$ 6,129,000	$ 6,259,241
Camelot Finance SA 7.88%, 10/15/2024 (a) (b)	6,629,000	6,595,855
CDK Global, Inc.:
4.88%, 6/1/2027	7,443,000	7,238,318
5.00%, 10/15/2024	6,198,000	6,306,465
5.88%, 6/15/2026 (b)	6,336,000	6,518,160
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	12,594,000	12,499,545
First Data Corp.:
5.00%, 1/15/2024 (a)	24,195,000	24,376,462
5.38%, 8/15/2023 (a)	14,629,000	14,857,578
5.75%, 1/15/2024 (a)	29,058,000	29,459,000
7.00%, 12/1/2023 (a)	44,036,000	45,854,687
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00%, 11/30/2024 (a)	9,476,000	10,494,670
Infor Software Parent LLC/Infor Software Parent, Inc. PIK 7.13%, 5/1/2021 (a)	9,889,000	9,975,529
Infor US, Inc.:
5.75%, 8/15/2020 (a)	6,848,000	6,933,600
6.50%, 5/15/2022	21,795,000	22,012,950
Informatica LLC 7.13%, 7/15/2023 (a)	6,542,000	6,697,373
IQVIA, Inc.:
4.88%, 5/15/2023 (a)	10,330,000	10,379,584
5.00%, 10/15/2026 (a)	13,039,000	12,776,916
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc. 6.00%, 7/15/2025 (a)	7,781,000	7,985,640
MSCI, Inc.:
4.75%, 8/1/2026 (a)	6,878,000	6,779,129
5.25%, 11/15/2024 (a) (b)	9,469,000	9,719,929
5.38%, 5/15/2027 (a)	6,032,000	6,141,330
5.75%, 8/15/2025 (a) (b)	7,739,500	8,107,126
Nuance Communications, Inc. 5.63%, 12/15/2026	6,173,000	6,145,993
Open Text Corp.:
5.63%, 1/15/2023 (a)	10,423,000	10,605,403
5.88%, 6/1/2026 (a)	8,844,000	9,103,793
PTC, Inc. 6.00%, 5/15/2024	7,108,000	7,410,090
Rackspace Hosting, Inc. 8.63%, 11/15/2024 (a) (b)	15,513,000	15,086,392
Riverbed Technology, Inc. 8.88%, 3/1/2023 (a) (b)	6,874,000	6,513,115
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (a)	25,738,000	28,006,161
TIBCO Software, Inc. 11.38%, 12/1/2021 (a) (b)	13,339,000	14,239,383
Security Description	Principal Amount	Value
Veritas US, Inc./Veritas Bermuda, Ltd. 10.50%, 2/1/2024 (a) (b)	$ 10,158,000	$ 9,282,380
		384,361,797
STORAGE & WAREHOUSING — 0.1%
Algeco Global Finance PLC 8.00%, 2/15/2023 (a)	6,821,000	6,957,420
TELECOMMUNICATIONS — 8.2%
Avanti Communications Group PLC PIK:
9.00%, 10/1/2022 (a)	2,118,334	1,609,934
12.00%, 10/1/2023 (a) (h)	2,963,632	0
C&W Senior Financing Designated Activity Co. 6.88%, 9/15/2027 (a) (b)	9,348,000	9,324,630
CenturyLink, Inc.:
5.63%, 4/1/2025 (b)	6,095,000	5,952,377
Series W, 6.75%, 12/1/2023 (b)	9,737,000	10,114,796
Series Y, 7.50%, 4/1/2024 (b)	13,288,000	14,184,940
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a) (b)	7,507,000	6,906,440
CommScope Technologies LLC:
5.00%, 3/15/2027 (a)	9,941,000	9,612,947
6.00%, 6/15/2025 (a) (b)	17,719,000	18,250,570
CommScope, Inc.:
5.00%, 6/15/2021 (a)	7,434,000	7,461,878
5.50%, 6/15/2024 (a) (b)	9,045,000	9,124,596
Consolidated Communications, Inc. 6.50%, 10/1/2022 (b)	6,707,000	6,354,883
Frontier Communications Corp.:
6.88%, 1/15/2025 (b)	10,422,000	6,337,879
7.63%, 4/15/2024	1,326,000	851,955
8.50%, 4/1/2026 (a)	21,077,000	19,851,899
10.50%, 9/15/2022 (b)	27,581,000	24,393,464
11.00%, 9/15/2025 (b)	45,932,000	35,813,180
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.50%, 7/1/2022 (a) (b)	8,923,000	9,770,685
GTT Communications, Inc. 7.88%, 12/31/2024 (a) (b)	7,186,000	6,979,403
HC2 Holdings, Inc. 11.00%, 12/1/2019 (a)	6,686,000	6,702,715
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	9,474,000	9,260,835
6.63%, 8/1/2026	9,330,000	9,050,100
Inmarsat Finance PLC 4.88%, 5/15/2022 (a) (b)	13,655,000	13,590,821
Intelsat Connect Finance SA 9.50%, 2/15/2023 (a) (b)	16,425,000	16,333,020
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023 (b)	2,841,000	2,617,413
8.00%, 2/15/2024 (a)	15,599,000	16,417,947

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
8.50%, 10/15/2024 (a)	$ 30,454,000	$ 30,682,405
9.75%, 7/15/2025 (a) (b)	17,594,000	18,649,640
Intelsat Luxembourg SA:
7.75%, 6/1/2021	1,908,000	1,853,145
8.13%, 6/1/2023	1,241,000	1,103,125
Koninklijke KPN NV USD 10 year swap rate + 5.33%, 7.00%, 3/28/2073 (a) (c)	261,000	278,069
Level 3 Financing, Inc.:
5.13%, 5/1/2023	9,867,000	9,916,335
5.25%, 3/15/2026 (b)	10,980,000	10,793,340
5.38%, 8/15/2022	12,172,000	12,240,467
5.38%, 1/15/2024	12,177,000	12,177,000
5.38%, 5/1/2025	10,727,000	10,700,182
5.63%, 2/1/2023	7,783,000	7,870,170
6.13%, 1/15/2021 (b)	9,570,225	9,618,076
Level 3 Parent LLC 5.75%, 12/1/2022	8,156,000	8,227,365
Nokia Oyj:
3.38%, 6/12/2022	6,224,000	6,099,520
4.38%, 6/12/2027	5,517,000	5,310,113
Plantronics, Inc. 5.50%, 5/31/2023 (a)	4,898,000	4,885,755
Sable International Finance, Ltd. 6.88%, 8/1/2022 (a)	8,140,000	8,470,688
Sprint Corp.:
7.13%, 6/15/2024 (b)	32,832,000	34,063,200
7.25%, 9/15/2021	5,253,000	5,538,763
7.63%, 2/15/2025 (b)	18,935,000	20,080,567
7.63%, 3/1/2026 (b)	19,221,000	20,351,195
7.88%, 9/15/2023	53,481,000	57,561,600
Telecom Italia SpA/Milano 5.30%, 5/30/2024 (a) (b)	19,399,000	18,842,249
Telesat Canada/Telesat LLC 8.88%, 11/15/2024 (a)	5,997,000	6,409,294
T-Mobile USA, Inc.:
4.00%, 4/15/2022 (b)	5,974,000	5,966,831
4.50%, 2/1/2026	12,539,000	11,912,050
4.75%, 2/1/2028	19,959,000	18,737,509
5.13%, 4/15/2025	6,759,000	6,813,917
5.38%, 4/15/2027 (b)	5,896,000	5,866,520
6.00%, 3/1/2023	16,752,000	17,200,954
6.00%, 4/15/2024	11,311,000	11,706,885
6.38%, 3/1/2025	21,988,000	22,880,713
6.50%, 1/15/2024	13,530,000	14,037,375
6.50%, 1/15/2026 (b)	25,865,000	27,098,760
ViaSat, Inc. 5.63%, 9/15/2025 (a)	7,440,000	7,042,704
Wind Tre SpA 5.00%, 1/20/2026 (a) (b)	25,992,000	22,256,950
Windstream Services LLC/Windstream Finance Corp.:
6.38%, 8/1/2023 (a) (b)	1,649,000	873,970
8.63%, 10/31/2025 (a)	7,814,000	7,501,440
9.00%, 6/30/2025 (a) (b)	8,466,000	6,539,985
Security Description	Principal Amount	Value
WTT Investment, Ltd. 5.50%, 11/21/2022 (a) (b)	$ 6,956,000	$ 6,929,915
		791,958,048
TOYS/GAMES/HOBBIES — 0.2%
Mattel, Inc. 6.75%, 12/31/2025 (a) (b)	19,315,000	18,928,700
TRANSPORTATION — 0.5%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021 (a)	7,063,000	5,844,633
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 7.38%, 1/15/2022 (a)	9,078,000	7,148,925
Teekay Offshore Partners LP/Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a) (b)	8,896,000	9,123,960
XPO Logistics, Inc.:
6.13%, 9/1/2023 (a) (b)	7,583,000	7,848,405
6.50%, 6/15/2022 (a)	15,267,000	15,763,177
		45,729,100
TRUCKING & LEASING — 0.8%
AerCap Global Aviation Trust 3 Month USD LIBOR + 4.30%, 6.50%, 6/15/2045 (a) (c)	5,148,000	5,341,050
Avolon Holdings Funding, Ltd.:
5.13%, 10/1/2023 (a)	14,659,000	14,817,317
5.50%, 1/15/2023 (a)	4,981,000	5,057,271
Fortress Transportation & Infrastructure Investors LLC 6.75%, 3/15/2022 (a)	6,595,000	6,759,875
Park Aerospace Holdings, Ltd.:
4.50%, 3/15/2023 (a)	11,935,500	11,681,871
5.25%, 8/15/2022 (a)	22,352,000	22,575,520
5.50%, 2/15/2024 (a)	15,070,000	15,446,750
		81,679,654
TOTAL CORPORATE BONDS & NOTES (Cost $9,899,710,242)		9,522,228,639

	Shares
COMMON STOCKS — 0.1%
OIL, GAS & CONSUMABLE FUELS — 0.1%
Amplify Energy Corp. (i)	168,051	1,680,510
PHARMACEUTICALS — 0.0% (d)
Concordia International Corp. (b) (i)	37,238	749,849
TOTAL COMMON STOCKS (Cost $10,611,912)		2,430,359

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount
SENIOR FLOATING RATE LOANS — 0.0% (d)
CHEMICALS — 0.0% (d)
Starfruit Finco B.V. Senior Secured 2018 USD Term Loan B, 3.25%, 9/20/2025	$1,990,000	$2,000,776

	Shares
CONVERTIBLE PREFERRED STOCKS — 0.0% (d)
DIVERSIFIED FINANCIAL SERVICES — 0.0% (d)
Ditech Holding Corp. Zero Coupon, 2/9/2023	1,299	636,510
SHORT-TERM INVESTMENTS — 10.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (j) (k)	7,930,350	7,930,350
State Street Navigator Securities Lending Government Money Market Portfolio (j) (l)	982,997,339	982,997,339
TOTAL SHORT-TERM INVESTMENTS (Cost $990,927,689)		990,927,689
TOTAL INVESTMENTS — 108.5% (Cost $10,905,095,578)		10,518,223,973
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.5)%		(822,638,206)
NET ASSETS — 100.0%		$ 9,695,585,767

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 59.4% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2018, total aggregate fair value of securities is $18,762,334 representing 0.2% of net assets.
(f)	When-issued security.
(g)	Security is currently in default and/or issuer is in bankruptcy.
(h)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(i)	Non-income producing security.
(j)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(k)	The rate shown is the annualized seven-day yield at September 30, 2018.
(l)	Investment of cash collateral for securities loaned.

CVR	= Contingent Value Rights
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note
PIK	= Payment in Kind

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$ —	$ 29,523,878	$ —	$ 29,523,878
Aerospace & Defense	—	165,497,119	—	165,497,119
Agriculture	—	9,812,023	—	9,812,023
Airlines	—	15,166,105	—	15,166,105
Apparel	—	28,258,908	—	28,258,908
Auto Manufacturers	—	92,614,703	—	92,614,703
Auto Parts & Equipment	—	95,522,962	—	95,522,962
Banks	—	169,138,660	—	169,138,660
Beverages	—	8,972,197	—	8,972,197
Biotechnology	—	7,344	—	7,344
Building Materials	—	112,544,440	—	112,544,440
Chemicals	—	204,083,193	—	204,083,193
Coal	—	23,160,915	—	23,160,915
Commercial Services	—	388,344,265	—	388,344,265
Computers	—	148,109,443	—	148,109,443
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Cosmetics/Personal Care	$ —	$ 14,344,327	$ —	$ 14,344,327
Distribution & Wholesale	—	45,702,970	—	45,702,970
Diversified Financial Services	—	408,855,207	—	408,855,207
Electric	—	249,375,977	—	249,375,977
Electrical Components & Equipment	—	21,099,000	—	21,099,000
Electronics	—	6,535,620	—	6,535,620
Energy-Alternate Sources	—	13,513,986	—	13,513,986
Engineering & Construction	—	45,915,806	—	45,915,806
Entertainment	—	211,100,480	—	211,100,480
Environmental Control	—	20,260,370	—	20,260,370
Food	—	241,659,552	—	241,659,552
Food Service	—	37,770,444	—	37,770,444
Gas	—	38,901,956	—	38,901,956
Health Care Products	—	141,098,059	—	141,098,059
Health Care Services	—	689,922,173	—	689,922,173
Holding Companies-Divers	—	15,850,235	—	15,850,235
Home Builders	—	83,644,691	—	83,644,691
Home Furnishings	—	7,095,360	—	7,095,360
Household Products & Wares	—	29,356,481	—	29,356,481
Insurance	—	81,689,653	—	81,689,653
Internet	—	149,108,446	—	149,108,446
Iron/Steel	—	61,191,359	—	61,191,359
Leisure Time	—	52,886,945	—	52,886,945
Lodging	—	222,054,361	—	222,054,361
Machinery, Construction & Mining	—	40,013,990	—	40,013,990
Machinery-Diversified	—	17,735,455	—	17,735,455
Media	—	968,520,267	—	968,520,267
Metal Fabricate & Hardware	—	46,991,230	—	46,991,230
Mining	—	131,640,096	—	131,640,096
Miscellaneous Manufacturer	—	27,587,324	—	27,587,324
Office & Business Equipment	—	35,260,300	—	35,260,300
Oil & Gas	—	903,884,931	—	903,884,931
Oil & Gas Services	—	106,683,325	—	106,683,325
Packaging & Containers	—	247,561,731	—	247,561,731
Pharmaceuticals	—	283,595,278	—	283,595,278
Pipelines	—	323,978,992	—	323,978,992
Real Estate	—	65,368,522	—	65,368,522
Real Estate Investment Trusts	—	230,968,949	—	230,968,949
Retail	—	300,128,167	—	300,128,167
Semiconductors	—	83,005,750	—	83,005,750
Software	—	384,361,797	—	384,361,797
Storage & Warehousing	—	6,957,420	—	6,957,420
Telecommunications	—	791,958,048	0(a)	791,958,048
Toys/Games/Hobbies	—	18,928,700	—	18,928,700
Transportation	—	45,729,100	—	45,729,100
Trucking & Leasing	—	81,679,654	—	81,679,654
Common Stocks
Oil, Gas & Consumable Fuels	1,680,510	—	—	1,680,510
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Pharmaceuticals	$ 749,849	$ —	$ —	$ 749,849
Senior Floating Rate Loans
Chemicals	—	2,000,776	—	2,000,776
Convertible Preferred Stocks
Diversified Financial Services	—	636,510	—	636,510
Short-Term Investments	990,927,689	—	—	990,927,689
TOTAL INVESTMENTS	$993,358,048	$9,524,865,925	$ 0	$10,518,223,973

(a)	Fund held a Level 3 security that was valued at $0 at September 30, 2018.
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	11,654,278	$ 11,654,278	$ 531,577,272	$535,301,200	$—	$—	7,930,350	$ 7,930,350	$ 241,501	$—
State Street Navigator Securities Lending Government Money Market Portfolio	633,602,775	633,602,775	732,397,427	383,002,863	—	—	982,997,339	982,997,339	2,002,507	—
Total		$645,257,053	$1,263,974,699	$918,304,063	$—	$—		$990,927,689	$2,244,008	$—
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERMEDIATE TERM TREASURY ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.2%
Treasury Bonds:
5.50%, 8/15/2028	$ 1,237,500	$ 1,493,769
6.00%, 2/15/2026	1,183,200	1,416,582
6.13%, 11/15/2027	1,831,600	2,278,666
6.25%, 8/15/2023	985,400	1,132,977
6.38%, 8/15/2027	435,900	548,357
6.50%, 11/15/2026	770,700	963,294
6.63%, 2/15/2027	689,400	872,635
6.75%, 8/15/2026	742,700	936,434
6.88%, 8/15/2025	587,400	727,952
7.13%, 2/15/2023	791,400	926,656
7.25%, 8/15/2022	1,097,600	1,270,590
7.50%, 11/15/2024	1,318,200	1,649,241
7.63%, 11/15/2022	99,500	117,560
7.63%, 2/15/2025	1,677,600	2,125,894
8.00%, 11/15/2021	934,700	1,076,626
Treasury Notes:
1.25%, 10/31/2021	2,676,600	2,547,948
1.25%, 7/31/2023	4,390,300	4,057,068
1.38%, 6/30/2023	4,002,300	3,725,727
1.38%, 8/31/2023	4,208,500	3,907,011
1.38%, 9/30/2023	4,565,300	4,232,714
1.50%, 1/31/2022	4,242,600	4,054,707
1.50%, 2/28/2023	3,651,800	3,435,298
1.50%, 3/31/2023	4,931,900	4,634,691
1.50%, 8/15/2026	8,231,200	7,350,249
1.63%, 8/15/2022	3,327,300	3,169,651
1.63%, 8/31/2022	6,649,900	6,331,896
1.63%, 11/15/2022	5,448,200	5,172,637
1.63%, 4/30/2023	4,199,500	3,963,772
1.63%, 5/31/2023	4,087,800	3,854,637
1.63%, 10/31/2023	4,974,800	4,664,601
1.63%, 2/15/2026	9,870,400	8,958,872
1.63%, 5/15/2026	9,392,500	8,497,780
1.75%, 11/30/2021	5,128,800	4,952,059
1.75%, 2/28/2022	4,392,100	4,228,416
1.75%, 3/31/2022	4,275,100	4,111,296
1.75%, 4/30/2022	4,495,200	4,318,518
1.75%, 5/15/2022	3,777,000	3,626,254
1.75%, 5/31/2022	5,425,500	5,206,755
1.75%, 6/30/2022	5,084,500	4,875,385
1.75%, 9/30/2022	4,715,600	4,506,523
1.75%, 1/31/2023	4,334,200	4,125,275
1.75%, 5/15/2023	8,022,800	7,610,519
1.88%, 11/30/2021	5,162,000	5,004,907
1.88%, 1/31/2022	5,811,500	5,622,172
1.88%, 2/28/2022	5,310,100	5,133,191
1.88%, 3/31/2022	4,862,900	4,696,529
1.88%, 4/30/2022	5,137,400	4,957,216
1.88%, 5/31/2022	4,427,700	4,268,574
1.88%, 7/31/2022	4,997,600	4,809,005
1.88%, 8/31/2022	4,546,100	4,370,099
1.88%, 9/30/2022	6,771,200	6,503,226
1.88%, 10/31/2022	4,218,000	4,047,640
1.88%, 8/31/2024	4,247,100	3,994,080
Security Description	Principal Amount	Value
2.00%, 10/31/2021	$ 4,626,300	$ 4,506,148
2.00%, 11/15/2021	6,289,700	6,123,793
2.00%, 12/31/2021	4,589,900	4,462,630
2.00%, 2/15/2022	4,367,900	4,242,107
2.00%, 7/31/2022	4,300,400	4,157,642
2.00%, 10/31/2022	5,277,400	5,089,393
2.00%, 11/30/2022	10,975,100	10,575,167
2.00%, 2/15/2023	7,468,200	7,182,113
2.00%, 4/30/2024	4,174,600	3,967,157
2.00%, 5/31/2024	4,266,300	4,050,770
2.00%, 6/30/2024	4,133,000	3,920,451
2.00%, 2/15/2025	10,031,800	9,450,344
2.00%, 8/15/2025	9,783,200	9,169,213
2.00%, 11/15/2026	10,780,500	9,976,297
2.13%, 12/31/2021	4,960,200	4,842,155
2.13%, 6/30/2022	4,910,700	4,773,316
2.13%, 12/31/2022	10,115,100	9,787,675
2.13%, 11/30/2023	4,077,800	3,915,966
2.13%, 2/29/2024	4,154,600	3,980,696
2.13%, 3/31/2024	4,117,000	3,941,923
2.13%, 7/31/2024	5,112,200	4,878,732
2.13%, 9/30/2024	4,123,400	3,929,518
2.13%, 11/30/2024	4,152,900	3,951,383
2.13%, 5/15/2025	10,414,200	9,863,490
2.25%, 12/31/2023	4,018,500	3,880,441
2.25%, 1/31/2024	4,162,200	4,016,241
2.25%, 10/31/2024	4,588,300	4,400,871
2.25%, 11/15/2024	9,962,800	9,550,096
2.25%, 12/31/2024	4,191,100	4,014,571
2.25%, 11/15/2025	11,134,400	10,585,565
2.25%, 2/15/2027	10,378,900	9,770,514
2.25%, 8/15/2027	10,271,700	9,632,903
2.25%, 11/15/2027	9,719,600	9,097,865
2.38%, 1/31/2023	6,701,900	6,548,978
2.38%, 8/15/2024	10,479,500	10,136,105
2.38%, 5/15/2027	10,489,700	9,959,969
2.50%, 3/31/2023	5,558,500	5,455,611
2.50%, 8/15/2023	6,472,300	6,341,515
2.50%, 5/15/2024	9,824,700	9,585,104
2.50%, 1/31/2025	4,299,800	4,176,828
2.63%, 2/28/2023	5,558,500	5,487,755
2.63%, 6/30/2023	6,930,100	6,832,616
2.63%, 3/31/2025	4,380,400	4,282,891
2.75%, 4/30/2023	7,262,700	7,203,123
2.75%, 5/31/2023	6,219,700	6,169,126
2.75%, 7/31/2023	5,588,700	5,539,661
2.75%, 8/31/2023	4,603,600	4,563,711
2.75%, 11/15/2023	10,184,000	10,087,305
2.75%, 2/15/2024	7,471,600	7,393,265
2.75%, 2/28/2025	4,356,400	4,294,197
2.75%, 6/30/2025	4,702,600	4,628,353
2.75%, 8/31/2025	4,702,600	4,625,610
2.75%, 2/15/2028	10,846,100	10,575,714
2.88%, 9/30/2023	1,000,000	996,615
2.88%, 4/30/2025	4,132,400	4,100,504
2.88%, 5/31/2025	4,980,500	4,940,050
2.88%, 7/31/2025	3,960,000	3,926,696

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERMEDIATE TERM TREASURY ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 5/15/2028	$ 10,351,500	$ 10,196,052
2.88%, 8/15/2028	5,911,500	5,821,238
3.00%, 9/30/2025	6,000,000	5,993,918
TOTAL U.S. TREASURY OBLIGATIONS (Cost $594,147,788)		576,613,787

	Shares
SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (b) (c) (Cost $209,941)	209,941	209,941
TOTAL INVESTMENTS — 99.2% (Cost $594,357,729)		576,823,728
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		4,717,545
NET ASSETS — 100.0%		$ 581,541,273

(a)	Amount is less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$576,613,787	$—	$576,613,787
Short-Term Investment	209,941	—	—	209,941
TOTAL INVESTMENTS	$209,941	$576,613,787	$—	$576,823,728
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	172,553	$172,553	$ 4,361,481	$ 4,324,093	$—	$—	209,941	$209,941	$4,335	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	6,497,135	6,497,135	—	—	—	—	596	—
Total		$172,553	$10,858,616	$10,821,228	$—	$—		$209,941	$4,931	$—
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 98.8%
AUSTRALIA — 1.8%
Australia & New Zealand Banking Group, Ltd. 0.75%, 9/29/2026	EUR	200,000	$ 224,748
BHP Billiton Finance, Ltd.:
Series MTN, 3.00%, 3/30/2020	AUD	200,000	145,752
Series 12, 4.30%, 9/25/2042	GBP	200,000	318,959
Commonwealth Bank of Australia Series EMTN, 4.38%, 2/25/2020	EUR	200,000	247,014
National Australia Bank, Ltd.:
Series GMTN, 0.88%, 1/20/2022	EUR	192,000	226,405
Series GMTN, 1.25%, 5/18/2026	EUR	300,000	350,745
Series GMTN, 2.00%, 11/12/2020	EUR	200,000	241,952
Series EMTN, 2.75%, 8/8/2022	EUR	350,000	441,373
Series GMTN, 4.00%, 7/13/2020	EUR	100,000	124,547
Telstra Corp., Ltd.:
Series EMTN, 2.50%, 9/15/2023	EUR	300,000	378,859
Series EMTN, 3.50%, 9/21/2022	EUR	200,000	260,042
Series EMTN, 4.25%, 3/23/2020	EUR	150,000	185,374
Westpac Banking Corp. Series EMTN, 0.25%, 1/17/2022	EUR	250,000	289,069
			3,434,839
AUSTRIA — 0.1%
OMV AG Series EMTN, 1.00%, 12/14/2026	EUR	200,000	229,536
BELGIUM — 2.6%
Anheuser-Busch InBev NV:
Series EMTN, 0.63%, 3/17/2020	EUR	400,000	469,064
Series EMTN, 0.80%, 4/20/2023	EUR	200,000	235,231
Series EMTN, 0.88%, 3/17/2022	EUR	400,000	472,782
Series EMTN, 1.15%, 1/22/2027	EUR	100,000	114,148
Series EMTN, 1.50%, 3/17/2025	EUR	500,000	598,723
Series EMTN, 1.50%, 4/18/2030	EUR	200,000	223,228
Series EMTN, 1.88%, 1/20/2020	EUR	200,000	238,130
Series EMTN, 2.00%, 3/17/2028	EUR	580,000	701,099
Security Description		Principal Amount	Value
Series EMTN, 2.25%, 5/24/2029	GBP	100,000	$ 122,784
Series EMTN, 2.70%, 3/31/2026	EUR	200,000	256,905
Series EMTN, 2.75%, 3/17/2036	EUR	800,000	965,144
Series EMTN, 2.85%, 5/25/2037	GBP	200,000	244,695
KBC Group NV Series EMTN, 0.75%, 3/1/2022	EUR	300,000	350,072
			4,992,005
CANADA — 0.2%
Toronto-Dominion Bank:
Series EMTN, 0.63%, 3/8/2021	EUR	250,000	294,294
Series EMTN, 0.63%, 7/20/2023	EUR	100,000	116,445
			410,739
CAYMAN ISLANDS — 0.2%
CK Hutchison Finance 16, Ltd. Series A, 1.25%, 4/6/2023	EUR	300,000	352,998
DENMARK — 0.7%
AP Moeller - Maersk A/S Series EMTN, 1.75%, 3/18/2021	EUR	200,000	239,873
Carlsberg Breweries A/S Series EMTN, 2.50%, 5/28/2024	EUR	200,000	250,734
Danske Bank A/S:
Series EMTN, 0.50%, 5/6/2021	EUR	300,000	349,940
Series EMTN, 0.75%, 6/2/2023	EUR	400,000	462,196
			1,302,743
FINLAND — 0.1%
OP Corporate Bank PLC Series EMTN, 0.75%, 3/3/2022	EUR	200,000	235,412
FRANCE — 15.7%
Air Liquide Finance SA Series EMTN, 1.25%, 6/13/2028	EUR	200,000	233,758
Airbus Group Finance B.V. Series EMTN, 2.38%, 4/2/2024	EUR	200,000	251,850
Autoroutes du Sud de la France SA:
Series EMTN, 1.25%, 1/18/2027	EUR	200,000	232,223
Series EMTN, 1.38%, 1/22/2030	EUR	200,000	227,207
Series EMTN, 5.63%, 7/4/2022	EUR	300,000	417,422

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
Banque Federative du Credit Mutuel SA:
Series EMTN, 0.38%, 1/13/2022	EUR	200,000	$ 232,381
Series EMTN, 0.75%, 7/17/2025	EUR	200,000	226,904
Series EMTN, 1.25%, 1/14/2025	EUR	200,000	235,673
Series EMTN, 1.25%, 5/26/2027	EUR	400,000	461,918
Series EMTN, 1.63%, 1/19/2026	EUR	400,000	479,233
Series EMTN, 2.63%, 2/24/2021	EUR	300,000	369,821
Series EMTN, 2.63%, 3/18/2024	EUR	300,000	382,017
Series EMTN, 3.00%, 11/28/2023	EUR	200,000	259,219
Series EMTN, 3.25%, 8/23/2022	EUR	400,000	515,623
Series EMTN, 4.13%, 7/20/2020	EUR	400,000	499,670
BNP Paribas SA:
Series EMTN, 0.75%, 11/11/2022	EUR	250,000	293,079
Series EMTN, 1.13%, 1/15/2023	EUR	192,000	228,411
Series EMTN, 1.13%, 10/10/2023	EUR	150,000	174,150
Series EMTN, 1.13%, 6/11/2026	EUR	300,000	333,312
Series EMTN, 1.50%, 11/17/2025	EUR	200,000	230,650
Series EMTN, 1.50%, 5/23/2028	EUR	100,000	112,258
Series EMTN, 1.50%, 5/25/2028	EUR	200,000	237,415
Series EMTN, 1.63%, 2/23/2026	EUR	300,000	362,431
Series EMTN, 2.25%, 1/13/2021	EUR	300,000	365,984
Series EMTN, 2.38%, 5/20/2024	EUR	200,000	252,060
Series EMTN, 2.88%, 10/24/2022	EUR	300,000	381,572
Series EMTN, 2.88%, 9/26/2023	EUR	500,000	642,776
Series EMTN, 3.75%, 11/25/2020	EUR	300,000	376,486
Series EMTN, 4.13%, 1/14/2022	EUR	200,000	261,389
Series EMTN, 4.50%, 3/21/2023	EUR	300,000	408,592
Bouygues SA:
3.64%, 10/29/2019	EUR	150,000	180,989
4.25%, 7/22/2020	EUR	200,000	249,734
BPCE SA:
Security Description		Principal Amount	Value
Series EMTN, 0.63%, 4/20/2020	EUR	200,000	$ 234,837
Series EMTN, 0.88%, 1/31/2024	EUR	300,000	341,296
Series EMTN, 1.00%, 10/5/2028	EUR	200,000	224,448
Series EMTN, 1.13%, 1/18/2023	EUR	300,000	350,174
Series EMTN, 4.50%, 2/10/2022	EUR	200,000	265,696
Capgemini SE 2.50%, 7/1/2023	EUR	200,000	250,373
Carrefour SA:
Series EMTN, 1.75%, 7/15/2022	EUR	300,000	362,180
Series EMTN, 3.88%, 4/25/2021	EUR	150,000	190,331
Series EMTN, 4.00%, 4/9/2020	EUR	200,000	246,353
Cie de Saint-Gobain Series EMTN, Zero Coupon, 3/27/2020	EUR	200,000	232,235
Cie Financiere et Industrielle des Autoroutes SA 5.00%, 5/24/2021	EUR	200,000	262,221
Credit Agricole SA:
Series EMTN, 0.75%, 12/1/2022	EUR	200,000	234,551
Series EMTN, 0.88%, 1/19/2022	EUR	300,000	354,761
Series EMTN, 1.00%, 9/16/2024	EUR	200,000	233,931
Series EMTN, 1.25%, 4/14/2026	EUR	400,000	466,693
Series EMTN, 1.38%, 5/3/2027	EUR	400,000	467,057
Series EMTN, 1.88%, 12/20/2026	EUR	300,000	351,265
Series EMTN, 2.38%, 11/27/2020	EUR	200,000	244,327
Series EMTN, 2.38%, 5/20/2024	EUR	400,000	503,195
Series EMTN, 3.13%, 7/17/2023	EUR	100,000	129,725
Series EMTN, 3.13%, 2/5/2026	EUR	300,000	397,944
Series EMTN, 5.13%, 4/18/2023	EUR	200,000	280,376
Danone SA:
Series EMTN, 0.17%, 11/3/2020	EUR	200,000	233,114
Series EMTN, 0.42%, 11/3/2022	EUR	200,000	232,753
Series EMTN, 0.71%, 11/3/2024	EUR	300,000	346,295
Series EMTN, 1.21%, 11/3/2028	EUR	300,000	342,889

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 2.25%, 11/15/2021	EUR	200,000	$ 246,438
Engie Alliance GIE Series EMTN, 5.75%, 6/24/2023	EUR	250,000	361,922
Engie SA:
Series EMTN, 1.38%, 5/19/2020	EUR	200,000	237,729
Series EMTN, 2.38%, 5/19/2026	EUR	300,000	380,231
Series EMTN, 5.00%, 10/1/2060	GBP	200,000	376,543
Holding d'Infrastructures de Transport SAS 4.88%, 10/27/2021	EUR	250,000	327,232
HSBC France SA:
Series EMTN, 0.60%, 3/20/2023	EUR	200,000	232,545
Series EMTN, 1.88%, 1/16/2020	EUR	300,000	357,660
LVMH Moet Hennessy Vuitt:
Series EMTN, Zero Coupon, 5/26/2020	EUR	300,000	348,590
Series EMTN, 0.75%, 5/26/2024	EUR	200,000	233,669
Orange SA:
Series EMTN, 1.38%, 1/16/2030	EUR	300,000	335,627
Series EMTN, 3.00%, 6/15/2022	EUR	200,000	254,641
Series EMTN, 3.88%, 4/9/2020	EUR	200,000	246,084
Series EMTN, 3.88%, 1/14/2021	EUR	300,000	378,561
Series EMTN, 8.13%, 1/28/2033	EUR	400,000	804,947
Sanofi:
Series EMTN, Zero Coupon, 1/13/2020	EUR	200,000	232,671
Series EMTN, 0.50%, 1/13/2027	EUR	1,000,000	1,112,540
Series EMTN, 1.13%, 3/10/2022	EUR	200,000	239,511
Series EMTN, 1.75%, 9/10/2026	EUR	1,000,000	1,230,889
Series EMTN, 2.50%, 11/14/2023	EUR	200,000	255,345
Societe Generale SA:
Series EMTN, 0.75%, 5/26/2023	EUR	300,000	350,858
Series EMTN, 1.00%, 4/1/2022	EUR	200,000	233,316
Series EMTN, 1.13%, 1/23/2025	EUR	400,000	451,817
Series EMTN, 2.25%, 1/23/2020	EUR	300,000	359,511
Series EMTN, 4.25%, 7/13/2022	EUR	300,000	398,523
Security Description		Principal Amount	Value
Series EMTN, 4.75%, 3/2/2021	EUR	200,000	$ 258,379
Total Capital Canada, Ltd.:
Series EMTN, 1.13%, 3/18/2022	EUR	200,000	240,135
Series EMTN, 2.13%, 9/18/2029	EUR	300,000	377,889
Total Capital International SA:
Series EMTN, 0.25%, 7/12/2023	EUR	300,000	346,187
Series EMTN, 0.75%, 7/12/2028	EUR	200,000	223,817
Series EMTN, 1.38%, 10/4/2029	EUR	200,000	234,855
Series EMTN, 2.50%, 3/25/2026	EUR	200,000	259,206
Vivendi SA 0.75%, 5/26/2021	EUR	200,000	235,318
			30,058,413
GERMANY — 9.7%
Allianz Finance II B.V.:
Series EMTN, 3.50%, 2/14/2022	EUR	300,000	386,282
Series 62, 4.50%, 3/13/2043	GBP	100,000	166,479
BASF Finance Europe NV Series EMTN, Zero Coupon, 11/10/2020	EUR	100,000	116,310
BASF SE:
0.88%, 11/15/2027	EUR	100,000	112,340
Series EMTN, 1.88%, 2/4/2021	EUR	300,000	364,270
Series 10Y, 2.00%, 12/5/2022	EUR	300,000	374,575
BMW US Capital LLC:
Series EMTN, 0.63%, 4/20/2022	EUR	200,000	234,670
Series EMTN, 1.13%, 9/18/2021	EUR	200,000	238,645
Commerzbank AG:
Series EMTN, 0.50%, 9/13/2023	EUR	100,000	112,350
Series EMTN, 4.00%, 9/16/2020	EUR	350,000	436,417
Daimler AG:
Series EMTN, 0.25%, 5/11/2020	EUR	250,000	291,574
Series EMTN, 0.63%, 3/5/2020	EUR	300,000	351,934
Series EMTN, 0.85%, 2/28/2025	EUR	400,000	455,991
Series EMTN, 0.88%, 1/12/2021	EUR	300,000	354,451
Series EMTN, 1.00%, 11/15/2027	EUR	200,000	220,579
Series EMTN, 1.38%, 5/11/2028	EUR	200,000	226,338

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.40%, 1/12/2024	EUR	400,000	$ 475,604
Series EMTN, 1.50%, 3/9/2026	EUR	300,000	352,895
Series EMTN, 1.50%, 7/3/2029	EUR	400,000	452,574
Series EMTN, 2.13%, 7/3/2037	EUR	250,000	288,371
Deutsche Bank AG:
Series EMTN, 1.13%, 3/17/2025	EUR	1,100,000	1,208,121
Series EMTN, 1.25%, 9/8/2021	EUR	200,000	232,895
Series EMTN, 1.50%, 1/20/2022	EUR	500,000	583,028
Series EMTN, 1.75%, 1/17/2028	EUR	100,000	107,648
Series EMTN, 1.88%, 2/28/2020	GBP	100,000	129,816
Series EMTN, 2.38%, 1/11/2023	EUR	500,000	600,327
Deutsche Telekom International Finance B.V.:
Series EMTN, 1.50%, 4/3/2028	EUR	350,000	403,422
Series EMTN, 2.13%, 1/18/2021	EUR	200,000	243,218
Series EMTN, 4.25%, 7/13/2022	EUR	150,000	199,806
Series EMTN, 6.50%, 4/8/2022	GBP	140,000	211,442
E.ON International Finance B.V.:
Series EMTN, 5.75%, 5/7/2020	EUR	300,000	380,676
Series EMTN, 5.88%, 10/30/2037	GBP	150,000	260,329
Series EMTN, 6.38%, 6/7/2032	GBP	270,000	473,166
Series EMTN, 6.75%, 1/27/2039	GBP	150,000	286,148
HeidelbergCement AG:
Series EMTN, 1.50%, 2/7/2025	EUR	200,000	234,020
Series EMTN, 2.25%, 3/30/2023	EUR	148,000	182,005
innogy Finance B.V.:
Series EMTN, 6.13%, 7/6/2039	GBP	200,000	357,811
Series EMTN, 6.25%, 6/3/2030	GBP	150,000	254,389
Series EMTN, 6.50%, 8/10/2021	EUR	200,000	274,067
Linde AG Series EMTN, 1.75%, 9/17/2020	EUR	200,000	240,604
Linde Finance B.V. Series EMTN, 0.25%, 1/18/2022	EUR	200,000	233,359
Security Description		Principal Amount	Value
Merck Financial Services GmbH Series EMTN, 4.50%, 3/24/2020	EUR	350,000	$ 433,638
SAP SE:
Series EMTN, 1.13%, 2/20/2023	EUR	200,000	240,652
Series EMTN, 1.75%, 2/22/2027	EUR	200,000	247,508
Siemens Financieringsmaatschappij NV:
Series EMTN, 1.50%, 3/10/2020	EUR	200,000	237,860
Series EMTN, 1.75%, 3/12/2021	EUR	350,000	424,013
Series EMTN, 2.88%, 3/10/2028	EUR	300,000	403,195
Volkswagen International Finance NV:
Series EMTN, 0.88%, 1/16/2023	EUR	50,000	58,049
1.13%, 10/2/2023	EUR	300,000	347,869
Series EMTN, 1.63%, 1/16/2030	EUR	300,000	318,214
Series 10Y, 1.88%, 3/30/2027	EUR	500,000	572,969
Series EMTN, 2.00%, 1/14/2020	EUR	350,000	417,069
Series EMTN, 2.00%, 3/26/2021	EUR	100,000	121,079
Volkswagen Leasing GmbH:
Series EMTN, 0.25%, 10/5/2020	EUR	200,000	232,576
Series EMTN, 1.13%, 4/4/2024	EUR	100,000	114,281
Series EMTN, 1.38%, 1/20/2025	EUR	100,000	114,387
Series EMTN, 2.38%, 9/6/2022	EUR	300,000	368,352
Series EMTN, 2.63%, 1/15/2024	EUR	300,000	371,308
Vonovia Finance B.V.:
Series EMTN, 1.63%, 12/15/2020	EUR	300,000	360,044
Series EMTN, 2.25%, 12/15/2023	EUR	100,000	122,696
			18,614,705
HONG KONG — 0.3%
CK Hutchison Finance 16 II, Ltd. 0.88%, 10/3/2024	EUR	200,000	227,253
Hutchison Whampoa Finance 14, Ltd. 1.38%, 10/31/2021	EUR	300,000	357,977
			585,230

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
IRELAND — 0.1%
Johnson Controls International PLC 1.00%, 9/15/2023	EUR	200,000	$ 232,813
ITALY — 5.0%
Assicurazioni Generali SpA:
Series EMTN, 2.88%, 1/14/2020	EUR	185,000	222,473
Series EMTN, 5.13%, 9/16/2024	EUR	350,000	488,356
Atlantia SpA Series EMTN, 1.88%, 7/13/2027	EUR	250,000	268,219
Autostrade per l'Italia SpA Series EMTN, 5.88%, 6/9/2024	EUR	200,000	265,404
Enel Finance International NV:
Series EMTN, 1.00%, 9/16/2024	EUR	200,000	228,194
Series EMTN, 1.97%, 1/27/2025	EUR	250,000	298,668
Series EMTN, 5.00%, 9/14/2022	EUR	450,000	613,307
Series EMTN, 5.63%, 8/14/2024	GBP	200,000	299,300
Series EMTN, 5.75%, 9/14/2040	GBP	300,000	487,493
Eni SpA:
Series EMTN, 1.50%, 2/2/2026	EUR	200,000	232,482
Series EMTN, 3.25%, 7/10/2023	EUR	100,000	129,895
Series EMTN, 3.63%, 1/29/2029	EUR	300,000	404,264
Series EMTN, 3.75%, 9/12/2025	EUR	250,000	336,014
Series EMTN, 4.00%, 6/29/2020	EUR	200,000	248,170
Series EMTN, 4.25%, 2/3/2020	EUR	300,000	368,199
Intesa Sanpaolo SpA:
Series EMTN, 1.13%, 1/14/2020	EUR	300,000	349,787
Series EMTN, 1.13%, 3/4/2022	EUR	515,000	586,759
Series EMTN, 1.38%, 1/18/2024	EUR	300,000	333,873
Series EMTN, 1.75%, 3/20/2028	EUR	300,000	312,281
Series EMTN, 2.00%, 6/18/2021	EUR	200,000	236,042
Series EMTN, 4.00%, 10/30/2023	EUR	300,000	379,638
Series EMTN, 4.13%, 4/14/2020	EUR	200,000	243,635
Series EMTN, 4.38%, 10/15/2019	EUR	100,000	120,588
Security Description		Principal Amount	Value
Snam SpA Series EMTN, 0.88%, 10/25/2026	EUR	300,000	$ 321,658
Terna Rete Elettrica Nazionale SpA:
Series EMTN, 0.88%, 2/2/2022	EUR	248,000	289,305
Series EMTN, 1.38%, 7/26/2027	EUR	200,000	220,615
Series EMTN, 4.75%, 3/15/2021	EUR	200,000	257,168
UniCredit SpA:
Series EMTN, 2.00%, 3/4/2023	EUR	357,000	416,103
Series EMTN, 2.13%, 10/24/2026	EUR	300,000	338,626
Series EMTN, 3.25%, 1/14/2021	EUR	200,000	242,675
			9,539,191
JAPAN — 0.7%
Panasonic Corp. Series 17, 0.47%, 9/18/2026	JPY	100,000,000	881,961
Sumitomo Mitsui Financial Group, Inc. 1.55%, 6/15/2026	EUR	400,000	470,999
			1,352,960
LUXEMBOURG — 1.3%
HeidelbergCement Finance Luxembourg SA Series EMTN, 1.63%, 4/7/2026	EUR	300,000	348,047
Holcim Finance Luxembourg SA:
Series EMTN, 1.38%, 5/26/2023	EUR	300,000	356,004
Series EMTN, 2.25%, 5/26/2028 (a)	EUR	200,000	234,732
Novartis Finance SA:
Zero Coupon, 3/31/2021	EUR	300,000	348,549
0.13%, 9/20/2023	EUR	200,000	228,941
Richemont International Holding SA:
1.00%, 3/26/2026	EUR	300,000	348,068
1.50%, 3/26/2030	EUR	200,000	232,811
2.00%, 3/26/2038	EUR	300,000	343,316
			2,440,468
MEXICO — 0.5%
America Movil SAB de CV:
3.00%, 7/12/2021	EUR	200,000	249,387
Series EMTN, 4.13%, 10/25/2019	EUR	100,000	121,149
4.38%, 8/7/2041	GBP	200,000	297,121
Fomento Economico Mexicano SAB de CV 1.75%, 3/20/2023	EUR	200,000	239,269
			906,926

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
NETHERLANDS — 9.2%
ABN AMRO Bank NV:
Series EMTN, 1.00%, 4/16/2025	EUR	343,000	$ 402,027
Series EMTN, 2.13%, 11/26/2020	EUR	200,000	243,083
Series EMTN, 2.50%, 11/29/2023	EUR	300,000	380,563
Series EMTN, 4.13%, 3/28/2022	EUR	250,000	328,672
ASML Holding NV 1.38%, 7/7/2026	EUR	200,000	234,968
Bayer Capital Corp B.V. 2.13%, 12/15/2029	EUR	400,000	467,118
Bayer Capital Corp. B.V.:
0.63%, 12/15/2022	EUR	100,000	116,688
1.50%, 6/26/2026	EUR	300,000	347,074
BMW Finance NV:
Series EMTN, 0.13%, 7/3/2020	EUR	200,000	233,006
Series EMTN, 0.13%, 1/12/2021	EUR	300,000	348,813
Series EMTN, 0.38%, 7/10/2023	EUR	300,000	343,443
Series EMTN, 0.88%, 11/17/2020	EUR	300,000	354,620
Cooperatieve Rabobank UA:
Series GMTN, 0.50%, 12/6/2022	EUR	200,000	233,415
Series GMTN, 1.25%, 3/23/2026	EUR	400,000	471,823
Series GMTN, 1.38%, 2/3/2027	EUR	300,000	357,530
Series GMTN, 2.25%, 3/23/2022	GBP	150,000	198,993
Series EMTN, 2.38%, 5/22/2023	EUR	300,000	377,414
Series GMTN, 4.00%, 1/11/2022	EUR	200,000	260,594
Series GMTN, 4.13%, 1/14/2020	EUR	700,000	857,595
Series EMTN, 4.13%, 1/12/2021	EUR	400,000	507,709
4.13%, 7/14/2025	EUR	550,000	772,167
Series EMTN, 4.38%, 6/7/2021	EUR	200,000	258,847
Series EMTN, 4.75%, 6/6/2022	EUR	600,000	809,967
Deutsche Telekom International Finance B.V.:
Series EMTN, 0.38%, 10/30/2021	EUR	200,000	233,466
Series EMTN, 0.63%, 4/3/2023	EUR	500,000	581,556
Series EMTN, 0.88%, 1/30/2024	EUR	300,000	350,364
Series EMTN, 1.38%, 1/30/2027	EUR	500,000	579,205
Security Description		Principal Amount	Value
EDP Finance B.V. Series EMTN, 1.13%, 2/12/2024	EUR	200,000	$ 230,217
Enel Finance International NV 1.38%, 6/1/2026	EUR	400,000	452,362
Gas Natural Fenosa Finance B.V. Series EMTN, 1.38%, 1/19/2027	EUR	200,000	228,247
Heineken NV Series EMTN, 2.13%, 8/4/2020	EUR	200,000	241,308
ING Bank NV:
Series EMTN, 0.70%, 4/16/2020	EUR	300,000	352,746
Series EMTN, 0.75%, 2/22/2021	EUR	200,000	236,198
Series EMTN, 1.25%, 12/13/2019	EUR	250,000	295,311
Series EMTN, 4.50%, 2/21/2022	EUR	400,000	530,261
ING Groep NV:
Series EMTN, 0.75%, 3/9/2022	EUR	300,000	349,333
Series EMTN, 1.13%, 2/14/2025	EUR	500,000	567,952
Series EMTN, 1.38%, 1/11/2028	EUR	200,000	223,347
innogy Finance B.V. Series EMTN, 1.50%, 7/31/2029	EUR	200,000	222,312
Koninklijke KPN NV Series GMTN, 5.75%, 9/17/2029	GBP	150,000	237,473
Shell International Finance B.V.:
Series EMTN, 0.38%, 2/15/2025	EUR	300,000	341,275
Series EMTN, 0.75%, 8/15/2028	EUR	200,000	221,084
Series EMTN, 1.00%, 4/6/2022	EUR	100,000	119,476
Series EMTN, 1.25%, 3/15/2022	EUR	300,000	361,734
Series EMTN, 1.25%, 5/12/2028	EUR	200,000	233,389
Series EMTN, 1.63%, 3/24/2021	EUR	100,000	120,832
Series EMTN, 1.63%, 1/20/2027	EUR	300,000	364,364
Series EMTN, 1.88%, 9/15/2025	EUR	200,000	248,851
Series EMTN, 2.50%, 3/24/2026	EUR	200,000	258,965
Volkswagen International Finance NV Series 4Y, 0.50%, 3/30/2021	EUR	300,000	350,053

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
Vonovia Finance B.V. 1.25%, 12/6/2024	EUR	200,000	$ 230,516
			17,668,326
NORWAY — 0.6%
DNB Bank ASA:
Series EMTN, 3.88%, 6/29/2020	EUR	250,000	310,433
Series EMTN, 4.25%, 1/18/2022	EUR	200,000	262,577
Series EMTN, 4.38%, 2/24/2021	EUR	400,000	512,327
			1,085,337
PORTUGAL — 0.1%
EDP Finance B.V. Series EMTN, 2.63%, 1/18/2022	EUR	227,000	281,450
SPAIN — 5.6%
Abertis Infraestructuras SA 1.38%, 5/20/2026	EUR	300,000	327,343
Banco Bilbao Vizcaya Argentaria SA:
Series GMTN, 0.63%, 1/17/2022	EUR	200,000	233,404
Series GMTN, 0.75%, 9/11/2022	EUR	400,000	459,504
Series GMTN, 1.00%, 1/20/2021	EUR	300,000	355,517
Banco de Sabadell SA Series EMTN, 0.88%, 3/5/2023	EUR	200,000	227,074
Banco Santander SA:
Series EMTN, 1.13%, 1/17/2025	EUR	200,000	224,781
Series EMTN, 1.38%, 3/3/2021	EUR	200,000	238,804
1.38%, 2/9/2022	EUR	300,000	354,657
Series EMTN, 1.38%, 12/14/2022	EUR	300,000	358,949
Series EMTN, 4.00%, 1/24/2020	EUR	300,000	366,900
CaixaBank SA:
Series EMTN, 0.75%, 4/18/2023	EUR	200,000	228,353
Series EMTN, 1.13%, 1/12/2023	EUR	300,000	343,698
Series EMTN, 1.13%, 5/17/2024	EUR	200,000	228,760
Criteria Caixa SAU Series EMTN, 1.63%, 4/21/2022	EUR	200,000	235,481
Iberdrola Finanzas SA:
Series EMTN, 1.00%, 3/7/2025	EUR	200,000	232,382
Series EMTN, 4.13%, 3/23/2020	EUR	150,000	184,868
Iberdrola International B.V.:
Security Description		Principal Amount	Value
Series EMTN, 1.13%, 4/21/2026	EUR	200,000	$ 230,105
Series EMTN, 3.50%, 2/1/2021	EUR	200,000	250,482
Mapfre SA 1.63%, 5/19/2026	EUR	200,000	230,752
Naturgy Capital Markets SA Series EMTN, 1.13%, 4/11/2024	EUR	200,000	234,446
Repsol International Finance B.V.:
Series EMTN, 2.63%, 5/28/2020	EUR	200,000	242,263
Series EMTN, 3.63%, 10/7/2021	EUR	200,000	256,309
Santander Consumer Finance SA:
0.88%, 1/24/2022	EUR	200,000	233,671
Series EMTN, 0.90%, 2/18/2020	EUR	300,000	352,709
Series EMTN, 1.50%, 11/12/2020	EUR	200,000	238,804
Telefonica Emisiones SAU:
Series EMTN, 0.32%, 10/17/2020	EUR	200,000	233,309
Series EMTN, 0.75%, 4/13/2022	EUR	300,000	350,736
Series EMTN, 1.45%, 1/22/2027	EUR	100,000	112,721
Series EMTN, 1.46%, 4/13/2026	EUR	300,000	343,666
Series EMTN, 1.48%, 9/14/2021	EUR	200,000	240,571
Series EMTN, 1.53%, 1/17/2025	EUR	300,000	352,450
Series EMTN, 1.72%, 1/12/2028	EUR	300,000	339,007
Series EMTN, 2.24%, 5/27/2022	EUR	200,000	246,353
Series GMTN, 3.96%, 3/26/2021	EUR	200,000	254,150
Series GMTN, 3.99%, 1/23/2023	EUR	300,000	396,530
Series EMTN, 4.69%, 11/11/2019	EUR	400,000	488,833
Series EMTN, 4.71%, 1/20/2020	EUR	200,000	246,619
Series EMTN, 5.60%, 3/12/2020	GBP	100,000	137,659
			10,612,620
SWEDEN — 2.3%
Nordea Bank AB:
Series EMTN, 1.00%, 2/22/2023	EUR	200,000	237,965
Series EMTN, 1.13%, 2/12/2025	EUR	300,000	356,602
Series EMTN, 1.13%, 9/27/2027	EUR	300,000	350,893

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 2.00%, 2/17/2021	EUR	300,000	$ 364,714
Series EMTN, 3.25%, 7/5/2022	EUR	200,000	257,411
Series EMTN, 4.00%, 6/29/2020	EUR	250,000	311,258
Skandinaviska Enskilda Banken AB:
Series GMTN, 0.75%, 8/24/2021	EUR	300,000	355,015
Series GMTN, 1.88%, 11/14/2019	EUR	200,000	237,701
Series EMTN, 2.00%, 2/19/2021	EUR	300,000	364,782
Svenska Handelsbanken AB:
Series EMTN, 0.25%, 2/28/2022	EUR	100,000	116,179
Series EMTN, 1.13%, 12/14/2022	EUR	200,000	239,191
Series EMTN, 2.25%, 8/27/2020	EUR	300,000	364,006
Series EMTN, 2.63%, 8/23/2022	EUR	200,000	252,586
Series EMTN, 4.38%, 10/20/2021	EUR	400,000	524,567
			4,332,870
SWITZERLAND — 3.8%
Credit Suisse AG:
Series EMTN, 1.00%, 6/7/2023	EUR	300,000	354,248
Series EMTN, 1.13%, 9/15/2020	EUR	300,000	356,136
Series EMTN, 1.38%, 11/29/2019	EUR	400,000	472,795
Series EMTN, 1.38%, 1/31/2022	EUR	400,000	479,879
Series EMTN, 1.50%, 4/10/2026	EUR	300,000	360,047
Credit Suisse Group AG:
Series EMTN, 1.25%, 7/17/2025 (b)	EUR	200,000	229,651
2.13%, 9/12/2025 (b)	GBP	200,000	248,329
Credit Suisse Group Funding Guernsey, Ltd.:
Series EMTN, 1.00%, 4/14/2023	CHF	195,000	203,896
Series EMTN, 1.25%, 4/14/2022	EUR	455,000	537,255
Glencore Finance Europe SA Series EMTN, 1.25%, 3/17/2021	EUR	250,000	294,330
Glencore Finance Europe, Ltd. Series EMTN, 1.88%, 9/13/2023	EUR	200,000	235,529
Roche Finance Europe B.V. Series EMTN, 0.88%, 2/25/2025	EUR	200,000	235,996
Security Description		Principal Amount	Value
Roche Holdings, Inc. Series EMTN, 6.50%, 3/4/2021	EUR	250,000	$ 337,309
UBS AG:
Series EMTN, 0.13%, 11/5/2021	EUR	400,000	462,817
Series EMTN, 0.25%, 1/10/2022	EUR	200,000	231,448
Series EMTN, 1.13%, 6/30/2020	EUR	335,000	397,071
Series EMTN, 1.25%, 12/10/2020	GBP	200,000	258,870
Series EMTN, 1.25%, 9/3/2021	EUR	400,000	478,757
UBS Group Funding Switzerland AG:
Series EMTN, 1.25%, 9/1/2026	EUR	300,000	341,525
1.50%, 11/30/2024	EUR	300,000	354,154
1.75%, 11/16/2022	EUR	300,000	363,036
			7,233,078
UNITED KINGDOM — 11.8%
Barclays PLC:
Series EMTN, 1.38%, 1/24/2026 (b)	EUR	200,000	221,140
Series EMTN, 1.50%, 4/1/2022	EUR	148,000	174,991
Series EMTN, 1.88%, 3/23/2021	EUR	300,000	360,127
Series EMTN, 1.88%, 12/8/2023	EUR	200,000	235,968
2.38%, 10/6/2023 (b)	GBP	200,000	255,161
Series EMTN, 3.13%, 1/17/2024	GBP	300,000	388,909
Series EMTN, 3.25%, 2/12/2027	GBP	300,000	379,527
Series EMTN, 3.25%, 1/17/2033	GBP	200,000	235,799
BAT International Finance PLC Series EMTN, 2.25%, 1/16/2030	EUR	300,000	339,550
BG Energy Capital PLC:
Series EMTN, 5.00%, 11/4/2036	GBP	100,000	172,695
Series EMTN, 5.13%, 12/1/2025	GBP	150,000	235,124
BP Capital Markets PLC:
Series EMTN, 1.11%, 2/16/2023	EUR	300,000	357,998
Series EMTN, 1.37%, 3/3/2022	EUR	200,000	241,145
Series EMTN, 1.53%, 9/26/2022	EUR	400,000	485,778
Series EMTN, 1.57%, 2/16/2027	EUR	200,000	237,338
Series EMTN, 2.18%, 9/28/2021	EUR	200,000	246,472

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 2.97%, 2/27/2026	EUR	200,000	$ 261,996
British Telecommunications PLC:
Series EMTN, 0.63%, 3/10/2021	EUR	300,000	351,725
Series EMTN, 1.00%, 11/21/2024	EUR	200,000	227,691
Series EMTN, 1.13%, 3/10/2023	EUR	100,000	117,457
Series EMTN, 1.50%, 6/23/2027	EUR	300,000	338,111
Series EMTN, 1.75%, 3/10/2026	EUR	300,000	351,495
Cadent Finance PLC:
Series EMTN, 2.13%, 9/22/2028	GBP	200,000	242,712
Series EMTN, 2.63%, 9/22/2038	GBP	100,000	116,772
Series EMTN, 2.75%, 9/22/2046	GBP	200,000	228,857
Centrica PLC Series EMTN, 7.00%, 9/19/2033	GBP	150,000	279,615
GlaxoSmithKline Capital PLC:
Zero Coupon, 9/12/2020	EUR	100,000	116,135
Series EMTN, 0.63%, 12/2/2019	EUR	500,000	585,686
Series EMTN, 1.38%, 12/2/2024	EUR	300,000	359,934
Series EMTN, 4.25%, 12/18/2045	GBP	200,000	321,029
Series EMTN, 5.25%, 12/19/2033	GBP	150,000	256,193
Series EMTN, 5.25%, 4/10/2042	GBP	200,000	360,861
Series EMTN, 6.38%, 3/9/2039	GBP	150,000	297,651
Heathrow Funding, Ltd.:
Series EMTN, 4.63%, 10/31/2046	GBP	200,000	315,539
Series REGS, 5.23%, 2/15/2023	GBP	150,000	222,159
Series EMTN, 5.88%, 5/13/2043	GBP	100,000	180,392
Series REGS, 6.45%, 12/10/2031	GBP	200,000	355,945
Series EMTN, 6.75%, 12/3/2028	GBP	100,000	169,145
HSBC Bank PLC Series EMTN, 4.00%, 1/15/2021	EUR	300,000	379,678
HSBC Holdings PLC:
0.88%, 9/6/2024	EUR	400,000	456,498
Series EMTN, 1.50%, 3/15/2022	EUR	500,000	599,186
2.26%, 11/13/2026 (b)	GBP	300,000	372,585
Security Description		Principal Amount	Value
Series EMTN, 2.50%, 3/15/2027	EUR	400,000	$ 499,777
2.63%, 8/16/2028	GBP	200,000	249,322
Imperial Brands Finance PLC:
Series EMTN, 2.25%, 2/26/2021	EUR	148,000	179,249
Series EMTN, 9.00%, 2/17/2022	GBP	250,000	398,283
Lloyds Bank PLC:
Series EMTN, 1.00%, 11/19/2021	EUR	200,000	237,766
Series EMTN, 6.50%, 9/17/2040	GBP	200,000	375,167
Lloyds Banking Group PLC:
Series EMTN, 0.63%, 1/15/2024 (b)	EUR	400,000	450,408
Series EMTN, 1.50%, 9/12/2027	EUR	100,000	111,243
Series EMTN, 2.25%, 10/16/2024	GBP	200,000	250,279
Nationwide Building Society 1.50%, 3/8/2026 (b)	EUR	200,000	227,830
Natwest Markets PLC Series EMTN, 5.50%, 3/23/2020	EUR	300,000	375,845
Royal Bank of Scotland Group PLC:
Series EMTN, 2.50%, 3/22/2023	EUR	322,000	391,594
Series EMTN, 3 Month USD LIBOR - 1.08%, 1.75%, 3/2/2026 (b)	EUR	500,000	565,383
Series EMTN, 3 Month USD LIBOR - 2.04%, 2.00%, 3/8/2023 (b)	EUR	300,000	356,965
Santander UK Group Holdings PLC 1.13%, 9/8/2023	EUR	200,000	229,583
Santander UK PLC Series EMTN, 1.88%, 2/17/2020	GBP	200,000	261,809
Sky PLC:
Series EMTN, 1.50%, 9/15/2021	EUR	322,000	386,507
Series EMTN, 2.50%, 9/15/2026	EUR	200,000	248,741
Standard Chartered PLC Series EMTN, 1.63%, 6/13/2021	EUR	200,000	240,849
THFC Funding No. 3 PLC Series EMTN, 5.20%, 10/11/2043	GBP	150,000	253,255
University of Oxford 2.54%, 12/8/2117	GBP	150,000	175,432
Vodafone Group PLC:
Series EMTN, 0.38%, 11/22/2021	EUR	200,000	232,531

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.00%, 9/11/2020	EUR	359,000	$ 423,604
Series EMTN, 1.13%, 11/20/2025	EUR	200,000	228,097
Series EMTN, 1.25%, 8/25/2021	EUR	300,000	358,456
Series EMTN, 1.60%, 7/29/2031	EUR	200,000	215,762
Series EMTN, 1.75%, 8/25/2023	EUR	300,000	365,116
Series EMTN, 1.88%, 9/11/2025	EUR	150,000	180,372
Series EMTN, 2.20%, 8/25/2026	EUR	428,000	520,412
Series EMTN, 3.00%, 8/12/2056	GBP	200,000	219,008
Series EMTN, 3.38%, 8/8/2049	GBP	100,000	119,209
Series EMTN, 4.65%, 1/20/2022	EUR	100,000	132,335
Wellcome Trust, Ltd. 2.52%, 2/7/2118	GBP	200,000	232,429
Western Power Distribution East Midlands PLC Series EMTN, 5.25%, 1/17/2023	GBP	200,000	294,964
Western Power Distribution West Midlands PLC Series EMTN, 5.75%, 4/16/2032	GBP	100,000	167,378
			22,587,729
UNITED STATES — 26.4%
AbbVie, Inc.:
0.38%, 11/18/2019	EUR	200,000	233,275
1.38%, 5/17/2024	EUR	414,000	488,312
American Express Credit Corp. 0.63%, 11/22/2021	EUR	200,000	234,949
American International Group, Inc. 1.88%, 6/21/2027	EUR	200,000	231,801
Amgen, Inc.:
1.25%, 2/25/2022	EUR	200,000	239,229
4.00%, 9/13/2029	GBP	100,000	143,787
Apple, Inc.:
0.35%, 6/10/2020	JPY	100,000,000	885,007
0.88%, 5/24/2025	EUR	200,000	233,886
Series EMTN, 1.00%, 11/10/2022	EUR	100,000	119,983
1.38%, 1/17/2024	EUR	100,000	121,052
1.38%, 5/24/2029	EUR	200,000	234,919
1.63%, 11/10/2026	EUR	300,000	365,113
2.00%, 9/17/2027	EUR	200,000	249,904
3.05%, 7/31/2029	GBP	100,000	140,029
Series MTN, 3.70%, 8/28/2022	AUD	220,000	164,171
AT&T, Inc.:
1.30%, 9/5/2023	EUR	300,000	353,137
Security Description		Principal Amount	Value
1.45%, 6/1/2022	EUR	300,000	$ 358,512
Series REGS, 1.80%, 9/5/2026	EUR	100,000	116,192
1.88%, 12/4/2020	EUR	200,000	240,504
Series REGS, 2.35%, 9/5/2029	EUR	100,000	116,766
2.40%, 3/15/2024	EUR	300,000	370,485
2.45%, 3/15/2035	EUR	300,000	321,795
2.50%, 3/15/2023	EUR	300,000	372,508
2.65%, 12/17/2021	EUR	200,000	247,833
3.15%, 9/4/2036	EUR	359,000	418,253
3.50%, 12/17/2025	EUR	200,000	262,657
3.55%, 12/17/2032	EUR	300,000	379,779
4.25%, 6/1/2043	GBP	200,000	269,421
4.38%, 9/14/2029	GBP	150,000	211,233
4.88%, 6/1/2044	GBP	350,000	513,294
Series EMTN, 7.00%, 4/30/2040	GBP	100,000	185,774
Series EMTN, 7.00%, 4/30/2040	GBP	100,000	185,774
Bank of America Corp.:
Series EMTN, 0.75%, 7/26/2023	EUR	300,000	347,049
Series EMTN, 1.38%, 9/10/2021	EUR	400,000	481,089
Series EMTN, 1.63%, 9/14/2022	EUR	300,000	362,446
Series EMTN, 2.30%, 7/25/2025	GBP	100,000	127,799
Series EMTN, 2.38%, 6/19/2024	EUR	300,000	374,008
Series EMTN, 2.50%, 7/27/2020	EUR	300,000	364,427
Series EMTN, 6.13%, 9/15/2021	GBP	200,000	292,918
Series EMTN, 7.00%, 7/31/2028	GBP	250,000	437,672
Series EMTN, 3 Month USD LIBOR - 0.83%, 0.74%, 2/7/2022 (b)	EUR	100,000	117,311
Series EMTN, 3 Month USD LIBOR + 1.03%, 1.38%, 2/7/2025 (b)	EUR	300,000	351,373
Series EMTN, 3 Month USD LIBOR + 1.20%, 1.78%, 5/4/2027 (b)	EUR	400,000	470,581
Berkshire Hathaway, Inc.:
0.50%, 3/13/2020	EUR	100,000	117,016
1.13%, 3/16/2027	EUR	300,000	343,647
1.30%, 3/15/2024	EUR	150,000	179,254
1.63%, 3/16/2035	EUR	300,000	339,276
Booking Holdings, Inc.:
0.80%, 3/10/2022	EUR	100,000	117,606
0.80%, 3/10/2022	EUR	100,000	117,606
2.38%, 9/23/2024	EUR	100,000	124,112
Citigroup, Inc.:
Series EMTN, 0.75%, 10/26/2023	EUR	500,000	573,837

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.38%, 10/27/2021	EUR	200,000	$ 240,177
Series EMTN, 1.50%, 10/26/2028	EUR	200,000	224,417
1.75%, 1/28/2025	EUR	400,000	477,239
Series EMTN, 2.38%, 5/22/2024	EUR	300,000	372,280
Coca-Cola Co.:
0.75%, 3/9/2023	EUR	300,000	352,778
1.13%, 3/9/2027	EUR	200,000	232,239
1.63%, 3/9/2035	EUR	300,000	339,984
1.88%, 9/22/2026	EUR	300,000	369,714
FedEx Corp. 1.63%, 1/11/2027	EUR	300,000	349,684
GE Capital European Funding:
Series EMTN, 0.80%, 1/21/2022	EUR	200,000	235,131
Series EMTN, 2.25%, 7/20/2020	EUR	150,000	181,242
Series EMTN, 2.63%, 3/15/2023	EUR	200,000	251,063
Series EMTN, 5.38%, 1/23/2020	EUR	300,000	373,046
General Electric Co.:
0.38%, 5/17/2022	EUR	300,000	346,931
0.88%, 5/17/2025	EUR	400,000	453,678
1.25%, 5/26/2023	EUR	300,000	356,327
1.50%, 5/17/2029	EUR	500,000	557,255
1.88%, 5/28/2027	EUR	300,000	354,212
2.13%, 5/17/2037	EUR	300,000	319,735
Goldman Sachs Group, Inc.:
Series EMTN, 1.25%, 5/1/2025	EUR	400,000	458,721
Series EMTN, 1.38%, 7/26/2022	EUR	300,000	357,801
Series EMTN, 1.38%, 5/15/2024	EUR	400,000	467,997
Series EMTN, 1.63%, 7/27/2026	EUR	400,000	460,765
Series EMTN, 2.00%, 7/27/2023	EUR	400,000	485,184
Series EMTN, 2.13%, 9/30/2024	EUR	100,000	121,562
Series EMTN, 2.50%, 10/18/2021	EUR	200,000	247,543
Series EMTN, 2.63%, 8/19/2020	EUR	350,000	426,306
Series EMTN, 3.00%, 2/12/2031	EUR	200,000	253,434
Series EMTN, 3.25%, 2/1/2023	EUR	200,000	255,408
Series EMTN, 4.25%, 1/29/2026	GBP	300,000	423,951
Series EMTN, 5.13%, 10/23/2019	EUR	100,000	122,553
Honeywell International, Inc.:
0.65%, 2/21/2020	EUR	200,000	234,506
Security Description		Principal Amount	Value
1.30%, 2/22/2023	EUR	100,000	$ 120,214
1.30%, 2/22/2023	EUR	100,000	120,214
International Business Machines Corp.:
0.50%, 9/7/2021	EUR	300,000	352,051
0.95%, 5/23/2025	EUR	100,000	116,011
1.25%, 5/26/2023	EUR	200,000	239,843
Series 001, 1.38%, 11/19/2019	EUR	100,000	118,073
1.50%, 5/23/2029	EUR	300,000	351,401
1.88%, 11/6/2020	EUR	200,000	241,312
1.88%, 11/6/2020	EUR	100,000	120,656
Series EMTN, 2.75%, 12/21/2020	GBP	200,000	268,516
Series EMTN, 2.88%, 11/7/2025	EUR	100,000	130,870
Johnson & Johnson:
0.25%, 1/20/2022	EUR	200,000	233,398
1.65%, 5/20/2035	EUR	300,000	354,885
4.75%, 11/6/2019	EUR	100,000	122,567
JPMorgan Chase & Co.:
Series EMTN, 0.63%, 1/25/2024	EUR	400,000	457,741
Series EMTN, 1.38%, 9/16/2021	EUR	300,000	360,653
Series EMTN, 1.50%, 10/26/2022	EUR	300,000	362,030
Series EMTN, 1.50%, 1/27/2025	EUR	300,000	356,369
Series EMTN, 1.50%, 10/29/2026	EUR	200,000	234,850
Series EMTN, 1.88%, 11/21/2019	EUR	100,000	118,845
Series EMTN, 2.63%, 4/23/2021	EUR	300,000	370,796
Series EMTN, 2.75%, 8/24/2022	EUR	400,000	505,591
Series EMTN, 2.75%, 2/1/2023	EUR	200,000	253,023
Series EMTN, 2.88%, 5/24/2028	EUR	200,000	261,523
Series EMTN, 3.00%, 2/19/2026	EUR	300,000	390,904
Series EMTN, 3.88%, 9/23/2020	EUR	200,000	250,053
Series EMTN, 3 Month USD LIBOR + 0.84%, 1.64%, 5/18/2028 (b)	EUR	600,000	698,944
Kraft Heinz Foods Co. 2.25%, 5/25/2028	EUR	300,000	350,794
McDonald's Corp. Series GMTN, 1.00%, 11/15/2023	EUR	200,000	233,900
Merck & Co., Inc.:
1.13%, 10/15/2021	EUR	200,000	238,994
1.88%, 10/15/2026	EUR	200,000	246,743
Microsoft Corp.:
2.13%, 12/6/2021	EUR	350,000	430,874

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
3.13%, 12/6/2028	EUR	400,000	$ 553,181
Morgan Stanley:
Series GMTN, 1.00%, 12/2/2022	EUR	100,000	117,648
Series EMTN, 1.34%, 10/23/2026 (b)	EUR	100,000	113,879
Series GMTN, 1.38%, 10/27/2026	EUR	300,000	340,102
Series GMTN, 1.75%, 3/11/2024	EUR	300,000	359,670
Series GMTN, 1.75%, 1/30/2025	EUR	400,000	475,490
1.88%, 3/30/2023	EUR	200,000	242,872
Series GMTN, 1.88%, 4/27/2027	EUR	500,000	586,606
Series GMTN, 2.38%, 3/31/2021	EUR	300,000	367,754
Series GMTN, 2.63%, 3/9/2027	GBP	200,000	254,736
Series GMTN, 5.38%, 8/10/2020	EUR	350,000	446,854
Mylan NV 2.25%, 11/22/2024	EUR	200,000	234,859
Oracle Corp. Series EMTN, 2.25%, 1/10/2021	EUR	300,000	366,135
Pfizer, Inc.:
Zero Coupon, 3/6/2020	EUR	100,000	116,442
0.25%, 3/6/2022	EUR	200,000	232,761
Series REGS, 2.74%, 6/15/2043	GBP	300,000	383,515
5.75%, 6/3/2021	EUR	250,000	336,452
Philip Morris International, Inc.:
1.75%, 3/19/2020	EUR	300,000	357,497
Series EMTN, 2.88%, 3/3/2026	EUR	200,000	256,808
Priceline Group, Inc.:
1.80%, 3/3/2027	EUR	200,000	235,014
2.38%, 9/23/2024	EUR	100,000	124,112
Procter & Gamble Co.:
1.13%, 11/2/2023	EUR	200,000	239,364
2.00%, 8/16/2022	EUR	200,000	247,781
4.88%, 5/11/2027	EUR	200,000	305,562
Thermo Fisher Scientific, Inc. 0.75%, 9/12/2024	EUR	248,000	282,271
Toyota Motor Credit Corp.:
Series EMTN, 0.75%, 7/21/2022	EUR	200,000	236,393
Series EMTN, 1.00%, 9/10/2021	EUR	200,000	238,029
Series EMTN, 1.80%, 7/23/2020	EUR	200,000	240,144
US Bancorp Series EMTN, 0.85%, 6/7/2024	EUR	200,000	230,636
Verizon Communications, Inc.:
0.88%, 4/2/2025	EUR	200,000	228,560
1.38%, 10/27/2026	EUR	300,000	345,807
Security Description		Principal Amount	Value
1.38%, 11/2/2028	EUR	200,000	$ 222,776
2.63%, 12/1/2031	EUR	200,000	242,219
Series 20Y, 2.88%, 1/15/2038	EUR	300,000	348,809
Series EMTN, 3.25%, 2/17/2026	EUR	250,000	329,069
3.38%, 10/27/2036	GBP	100,000	127,454
Walmart, Inc.:
4.88%, 9/21/2029	EUR	250,000	394,168
5.25%, 9/28/2035	GBP	150,000	268,107
5.63%, 3/27/2034	GBP	200,000	363,332
Wells Fargo & Co.:
Series EMTN, 1.00%, 2/2/2027	EUR	600,000	662,147
Series EMTN, 1.13%, 10/29/2021	EUR	200,000	238,302
Series EMTN, 1.38%, 10/26/2026	EUR	300,000	343,409
Series EMTN, 1.50%, 9/12/2022	EUR	300,000	361,274
Series EMTN, 1.50%, 5/24/2027	EUR	300,000	343,599
Series EMTN, 1.63%, 6/2/2025	EUR	250,000	296,296
Series EMTN, 2.00%, 7/28/2025	GBP	200,000	248,015
Series EMTN, 2.00%, 4/27/2026	EUR	300,000	361,210
Series EMTN, 2.13%, 4/22/2022	GBP	200,000	261,464
Series EMTN, 2.13%, 6/4/2024	EUR	100,000	122,924
Series EMTN, 2.25%, 9/3/2020	EUR	200,000	242,156
Series EMTN, 2.25%, 5/2/2023	EUR	100,000	123,681
Series EMTN, 2.63%, 8/16/2022	EUR	250,000	313,837
4.63%, 11/2/2035	GBP	200,000	307,790
ZF North America Capital, Inc. 2.75%, 4/27/2023	EUR	300,000	371,542
			50,354,376
TOTAL CORPORATE BONDS & NOTES (Cost $199,198,933)			188,844,764

Shares
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d)	7,434	7,434

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	121,650	$ 121,650
TOTAL SHORT-TERM INVESTMENTS (Cost $129,084)		129,084
TOTAL INVESTMENTS — 98.9% (Cost $199,328,017)		188,973,848
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		2,136,611
NET ASSETS — 100.0%		$ 191,110,459

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.

EMTN	= Euro Medium Term Note
GMTN	= Global Medium Term Note
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note

AUD—	Australian Dollar
CHF—	Swiss Franc
EUR—	Euro
GBP—	British Pound
JPY—	Japanese Yen

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Australia	$ —	$ 3,434,839	$—	$ 3,434,839
Austria	—	229,536	—	229,536
Belgium	—	4,992,005	—	4,992,005
Canada	—	410,739	—	410,739
Cayman Islands	—	352,998	—	352,998
Denmark	—	1,302,743	—	1,302,743
Finland	—	235,412	—	235,412
France	—	30,058,413	—	30,058,413
Germany	—	18,614,705	—	18,614,705
Hong Kong	—	585,230	—	585,230
Ireland	—	232,813	—	232,813
Italy	—	9,539,191	—	9,539,191
Japan	—	1,352,960	—	1,352,960
Luxembourg	—	2,440,468	—	2,440,468
Mexico	—	906,926	—	906,926
Netherlands	—	17,668,326	—	17,668,326
Norway	—	1,085,337	—	1,085,337
Portugal	—	281,450	—	281,450
Spain	—	10,612,620	—	10,612,620
Sweden	—	4,332,870	—	4,332,870
Switzerland	—	7,233,078	—	7,233,078
United Kingdom	—	22,587,729	—	22,587,729
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
United States	$ —	$ 50,354,376	$—	$ 50,354,376
Short-Term Investments	129,084	—	—	129,084
TOTAL INVESTMENTS	$129,084	$188,844,764	$—	$188,973,848
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,970	$ 8,970	$691,789	$693,325	$—	$—	7,434	$ 7,434	$199	$—
State Street Navigator Securities Lending Government Money Market Portfolio	292,825	292,825	121,990	293,165	—	—	121,650	121,650	181	—
Total		$301,795	$813,779	$986,490	$—	$—		$129,084	$380	$—
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.0%
AUSTRALIA — 4.6%
Australia Government Bond:
Series 146, 1.75%, 11/21/2020	AUD	3,775,000	$ 2,714,929
Series 151, 2.00%, 12/21/2021	AUD	2,705,000	1,950,960
Series 153, 2.25%, 11/21/2022	AUD	2,145,000	1,555,012
Series 149, 2.25%, 5/21/2028	AUD	3,680,000	2,565,784
Series 155, 2.50%, 5/21/2030	AUD	400,000	282,755
Series 143, 2.75%, 10/21/2019	AUD	1,975,000	1,441,104
Series 137, 2.75%, 4/21/2024	AUD	3,370,000	2,485,874
Series 148, 2.75%, 11/21/2027	AUD	3,140,000	2,288,174
Series 148, 2.75%, 11/21/2027	AUD	1,090,000	794,303
Series 152, 2.75%, 11/21/2028	AUD	3,370,000	2,452,044
Series 154, 2.75%, 11/21/2029	AUD	1,725,000	1,253,088
Series 145, 2.75%, 6/21/2035	AUD	1,074,000	756,859
Series 156, 2.75%, 5/21/2041	AUD	300,000	204,524
Series 150, 3.00%, 3/21/2047	AUD	1,810,000	1,271,619
Series 139, 3.25%, 4/21/2025	AUD	3,700,000	2,802,188
Series 138, 3.25%, 4/21/2029	AUD	3,435,000	2,612,446
Series 147, 3.25%, 6/21/2039	AUD	1,075,000	801,410
Series 144, 3.75%, 4/21/2037	AUD	1,631,000	1,307,239
Series 142, 4.25%, 4/21/2026	AUD	4,055,000	3,274,363
Series 126, 4.50%, 4/15/2020	AUD	3,290,000	2,470,729
Series 140, 4.50%, 4/21/2033	AUD	2,010,000	1,740,788
Series 136, 4.75%, 4/21/2027	AUD	3,965,000	3,335,921
Series 133, 5.50%, 4/21/2023	AUD	3,570,000	2,945,144
Series 124, 5.75%, 5/15/2021	AUD	4,055,000	3,208,657
Series 128, 5.75%, 7/15/2022	AUD	3,370,000	2,756,649
			49,272,563
AUSTRIA — 3.5%
Austria Government Bond:
Security Description		Principal Amount	Value
Series EMTN, Zero Coupon, 9/20/2022 (a)	EUR	760,000	$ 886,587
Zero Coupon, 7/15/2023 (a)	EUR	1,045,000	1,212,735
0.25%, 10/18/2019 (a)	EUR	1,100,000	1,287,475
0.50%, 4/20/2027 (a)	EUR	1,290,000	1,485,715
0.75%, 10/20/2026 (a)	EUR	1,930,000	2,284,103
0.75%, 2/20/2028 (a)	EUR	1,200,000	1,401,570
1.20%, 10/20/2025 (a)	EUR	1,650,000	2,028,933
1.50%, 2/20/2047 (a)	EUR	845,000	996,799
1.50%, 11/2/2086 (a)	EUR	410,000	430,146
Series 1, 1.65%, 10/21/2024 (a)	EUR	1,220,000	1,541,694
1.75%, 10/20/2023 (a)	EUR	1,810,000	2,284,412
Series EMTN, 2.10%, 9/20/2117 (a)	EUR	660,000	846,315
2.40%, 5/23/2034 (a)	EUR	790,000	1,091,467
3.15%, 6/20/2044 (a)	EUR	950,000	1,543,525
3.40%, 11/22/2022 (a)	EUR	1,665,000	2,216,741
3.50%, 9/15/2021 (a)	EUR	2,125,000	2,747,832
3.65%, 4/20/2022 (a)	EUR	1,204,000	1,590,536
3.80%, 1/26/2062 (a)	EUR	460,000	910,147
3.90%, 7/15/2020 (a)	EUR	2,090,000	2,616,435
4.15%, 3/15/2037 (a)	EUR	2,160,000	3,759,666
4.85%, 3/15/2026 (a)	EUR	1,450,000	2,239,379
6.25%, 7/15/2027	EUR	1,465,000	2,531,295
			37,933,507
BELGIUM — 4.5%
Belgium Government Bond:
Series 79, 0.20%, 10/22/2023 (a)	EUR	1,015,000	1,183,782
Series 82, 0.50%, 10/22/2024 (a)	EUR	870,000	1,022,631
Series 74, 0.80%, 6/22/2025 (a)	EUR	2,000,000	2,384,916
Series 81, 0.80%, 6/22/2027 (a)	EUR	1,630,000	1,908,201
Series 85, 0.80%, 6/22/2028 (a)	EUR	1,350,000	1,562,881
Series 77, 1.00%, 6/22/2026 (a)	EUR	1,740,000	2,088,248
Series 75, 1.00%, 6/22/2031 (a)	EUR	1,450,000	1,668,175
Series 86, 1.25%, 4/22/2033	EUR	600,000	700,314
Series 84, 1.45%, 6/22/2037 (a)	EUR	370,000	430,567
Series 78, 1.60%, 6/22/2047 (a)	EUR	1,270,000	1,435,802
Series 76, 1.90%, 6/22/2038 (a)	EUR	860,000	1,073,113
Series 80, 2.15%, 6/22/2066 (a)	EUR	545,000	662,461
Series 68, 2.25%, 6/22/2023	EUR	1,440,000	1,850,349

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series 83, 2.25%, 6/22/2057 (a)	EUR	485,000	$ 614,027
Series 72, 2.60%, 6/22/2024 (a)	EUR	1,885,000	2,485,314
Series 73, 3.00%, 6/22/2034 (a)	EUR	1,135,000	1,643,100
Series 58, 3.75%, 9/28/2020 (a)	EUR	1,900,000	2,392,136
Series 71, 3.75%, 6/22/2045	EUR	895,000	1,512,569
Series 48, 4.00%, 3/28/2022	EUR	1,685,000	2,247,185
Series 66, 4.00%, 3/28/2032	EUR	860,000	1,363,674
Series 61, 4.25%, 9/28/2021 (a)	EUR	1,985,000	2,621,441
Series 65, 4.25%, 9/28/2022	EUR	1,805,000	2,464,821
Series 60, 4.25%, 3/28/2041 (a)	EUR	2,095,000	3,691,837
Series 64, 4.50%, 3/28/2026 (a)	EUR	1,310,000	1,971,171
Series 44, 5.00%, 3/28/2035 (a)	EUR	2,062,000	3,717,451
Series 31, 5.50%, 3/28/2028	EUR	2,445,000	4,082,439
			48,778,605
CANADA — 4.6%
Canada Government International Bond 2.75%, 12/1/2064	CAD	735,000	626,587
Canadian Government Bond:
0.50%, 3/1/2022	CAD	2,380,000	1,734,310
0.75%, 9/1/2020	CAD	4,015,000	3,021,252
0.75%, 3/1/2021	CAD	3,655,000	2,729,430
0.75%, 9/1/2021	CAD	2,665,000	1,974,813
1.00%, 9/1/2022	CAD	1,800,000	1,324,948
1.00%, 6/1/2027	CAD	1,805,000	1,241,828
1.25%, 11/1/2019	CAD	2,125,000	1,629,572
1.25%, 2/1/2020	CAD	1,980,000	1,513,844
1.50%, 3/1/2020	CAD	3,570,000	2,736,770
1.50%, 6/1/2023	CAD	2,185,000	1,628,946
1.50%, 6/1/2026	CAD	2,080,000	1,507,203
1.75%, 5/1/2020	CAD	1,985,000	1,525,375
1.75%, 8/1/2020	CAD	1,400,000	1,074,153
1.75%, 3/1/2023	CAD	2,355,000	1,778,438
2.00%, 9/1/2023	CAD	800,000	609,253
2.00%, 6/1/2028	CAD	2,300,000	1,714,057
2.00%, 12/1/2051	CAD	435,000	304,530
2.25%, 6/1/2025	CAD	2,040,000	1,564,389
2.25%, 6/1/2029	CAD	150,000	114,038
2.50%, 6/1/2024	CAD	1,995,000	1,554,637
2.75%, 6/1/2022	CAD	2,130,000	1,674,322
2.75%, 12/1/2048	CAD	2,205,000	1,825,275
3.25%, 6/1/2021	CAD	1,815,000	1,440,430
3.50%, 6/1/2020	CAD	2,025,000	1,600,073
Security Description		Principal Amount	Value
3.50%, 12/1/2045	CAD	2,235,000	$ 2,094,461
4.00%, 6/1/2041	CAD	2,110,000	2,071,819
5.00%, 6/1/2037	CAD	1,940,000	2,071,730
Series WL43, 5.75%, 6/1/2029	CAD	1,690,000	1,710,827
5.75%, 6/1/2033	CAD	1,670,000	1,813,654
Series A55, 8.00%, 6/1/2023	CAD	500,000	483,166
Series VW17, 8.00%, 6/1/2027	CAD	600,000	665,092
Series A-76, 9.00%, 6/1/2025	CAD	330,000	358,622
			49,717,844
CHILE — 0.1%
Bonos del Banco Central de Chile en Pesos:
Series 5YR, 4.50%, 4/1/2020	CLP	65,000,000	99,806
4.50%, 6/1/2020	CLP	110,000,000	169,211
Series 10YR, 6.00%, 2/1/2021	CLP	70,000,000	111,233
Series 10YR, 6.00%, 3/1/2022	CLP	50,000,000	80,617
6.00%, 3/1/2023	CLP	35,000,000	57,087
Chile Government International Bond 5.50%, 8/5/2020	CLP	85,000,000	132,671
			650,625
CZECH REPUBLIC — 0.6%
Czech Republic Government Bond:
Series 101, Zero Coupon, 2/10/2020	CZK	5,930,000	262,082
Series 100, 0.25%, 2/10/2027	CZK	7,210,000	278,246
Series 97, 0.45%, 10/25/2023	CZK	6,900,000	289,625
Series 94, 0.95%, 5/15/2030	CZK	9,780,000	380,727
Series 95, 1.00%, 6/26/2026	CZK	9,500,000	394,222
Series 76, 1.50%, 10/29/2019	CZK	11,580,000	521,698
Series 15Y, 2.00%, 10/13/2033	CZK	2,520,000	106,434
Series 89, 2.40%, 9/17/2025	CZK	12,580,000	577,915
Series 78, 2.50%, 8/25/2028	CZK	15,160,000	702,243
Series 105, 2.75%, 7/23/2029	CZK	8,370,000	393,749
Series 46, 3.75%, 9/12/2020	CZK	11,430,000	537,495
Series 61, 3.85%, 9/29/2021	CZK	11,350,000	545,187

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series 49, 4.20%, 12/4/2036	CZK	5,450,000	$ 295,546
Series 52, 4.70%, 9/12/2022	CZK	13,430,000	672,506
Series 53, 4.85%, 11/26/2057	CZK	1,670,000	102,280
Series 58, 5.70%, 5/25/2024	CZK	13,560,000	739,456
			6,799,411
DENMARK — 1.5%
Denmark Government Bond:
Series 3Y, 0.25%, 11/15/2020	DKK	6,425,000	1,016,814
Series 10Y, 0.50%, 11/15/2027	DKK	11,060,000	1,736,911
1.50%, 11/15/2023	DKK	8,205,000	1,380,872
1.75%, 11/15/2025	DKK	11,995,000	2,076,124
3.00%, 11/15/2021	DKK	12,180,000	2,098,966
4.00%, 11/15/2019	DKK	11,360,000	1,861,658
4.50%, 11/15/2039	DKK	19,195,000	5,114,029
7.00%, 11/10/2024	DKK	2,100,000	466,255
			15,751,629
FINLAND — 1.5%
Finland Government Bond:
Series 5YR, Zero Coupon, 4/15/2022 (a)	EUR	710,000	830,368
Zero Coupon, 9/15/2023 (a)	EUR	730,000	845,961
0.38%, 9/15/2020 (a)	EUR	925,000	1,092,329
0.50%, 4/15/2026 (a)	EUR	786,000	917,222
0.50%, 9/15/2027 (a)	EUR	775,000	891,388
0.50%, 9/15/2028 (a)	EUR	250,000	283,999
0.75%, 4/15/2031 (a)	EUR	710,000	811,721
0.88%, 9/15/2025 (a)	EUR	593,000	714,548
1.13%, 4/15/2034 (a)	EUR	840,000	989,128
Series 30YR, 1.38%, 4/15/2047 (a)	EUR	355,000	423,294
1.50%, 4/15/2023 (a)	EUR	730,000	907,502
1.63%, 9/15/2022 (a)	EUR	740,000	919,658
2.00%, 4/15/2024 (a)	EUR	670,000	858,965
2.63%, 7/4/2042 (a)	EUR	415,000	631,513
2.75%, 7/4/2028 (a)	EUR	865,000	1,201,588
3.38%, 4/15/2020 (a)	EUR	920,000	1,132,754
3.50%, 4/15/2021 (a)	EUR	850,000	1,085,311
4.00%, 7/4/2025 (a)	EUR	862,000	1,248,853
			15,786,102
FRANCE — 5.9%
France Government Bond OAT:
Zero Coupon, 2/25/2020	EUR	1,020,000	1,193,126
Zero Coupon, 5/25/2020	EUR	850,000	995,145
Security Description		Principal Amount	Value
Zero Coupon, 2/25/2021	EUR	1,310,000	$ 1,534,574
Zero Coupon, 5/25/2021	EUR	1,000,000	1,171,720
Zero Coupon, 5/25/2022	EUR	920,000	1,075,479
Zero Coupon, 3/25/2023	EUR	880,000	1,022,624
Zero Coupon, 3/25/2024	EUR	350,000	402,619
0.25%, 11/25/2020	EUR	820,000	965,990
0.25%, 11/25/2026	EUR	1,220,000	1,385,282
0.50%, 11/25/2019	EUR	935,000	1,098,956
0.50%, 5/25/2025	EUR	1,440,000	1,691,886
0.50%, 5/25/2026	EUR	1,250,000	1,455,691
0.75%, 5/25/2028	EUR	1,270,000	1,475,267
0.75%, 11/25/2028	EUR	430,000	496,617
1.00%, 11/25/2025	EUR	970,000	1,175,538
1.00%, 5/25/2027	EUR	420,000	503,733
1.25%, 5/25/2034	EUR	250,000	292,698
1.25%, 5/25/2036 (a)	EUR	980,000	1,129,639
1.50%, 5/25/2031	EUR	1,505,000	1,848,920
1.75%, 5/25/2023	EUR	1,235,000	1,551,652
1.75%, 11/25/2024	EUR	1,500,000	1,903,129
1.75%, 6/25/2039 (a)	EUR	600,000	739,919
1.75%, 5/25/2066 (a)	EUR	365,000	409,788
2.00%, 5/25/2048 (a)	EUR	815,000	1,021,042
2.25%, 10/25/2022	EUR	1,090,000	1,387,790
2.25%, 5/25/2024	EUR	990,000	1,284,875
2.50%, 10/25/2020	EUR	1,300,000	1,601,769
2.50%, 5/25/2030	EUR	1,360,000	1,855,113
2.75%, 10/25/2027	EUR	1,360,000	1,874,065
3.00%, 4/25/2022	EUR	1,450,000	1,876,576
3.25%, 10/25/2021	EUR	1,635,000	2,105,399
3.25%, 5/25/2045	EUR	885,000	1,406,215
3.50%, 4/25/2020	EUR	1,510,000	1,863,533
3.50%, 4/25/2026	EUR	1,430,000	2,044,227
3.75%, 10/25/2019	EUR	820,000	996,047
3.75%, 4/25/2021	EUR	1,250,000	1,605,416
4.00%, 10/25/2038	EUR	970,000	1,659,075
4.00%, 4/25/2055	EUR	570,000	1,062,857
4.00%, 4/25/2060	EUR	415,000	792,059
4.25%, 10/25/2023	EUR	1,600,000	2,254,406
4.50%, 4/25/2041	EUR	1,180,000	2,183,180
4.75%, 4/25/2035	EUR	995,000	1,781,029
5.50%, 4/25/2029	EUR	1,200,000	2,059,342
5.75%, 10/25/2032	EUR	1,225,000	2,301,308
6.00%, 10/25/2025	EUR	1,250,000	2,024,990
8.50%, 10/25/2019	EUR	280,000	356,646
8.50%, 4/25/2023	EUR	310,000	500,587
			63,417,538
GERMANY — 4.6%
Bundesrepublik Deutschland:
Zero Coupon, 12/13/2019	EUR	640,000	748,669

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
Zero Coupon, 3/13/2020	EUR	580,000	$ 679,252
Zero Coupon, 8/15/2026	EUR	1,275,000	1,452,345
0.25%, 2/15/2027	EUR	1,200,000	1,387,761
0.25%, 8/15/2028	EUR	300,000	340,951
0.50%, 8/15/2027	EUR	1,040,000	1,222,805
0.50%, 2/15/2028	EUR	990,000	1,158,497
1.25%, 8/15/2048	EUR	500,000	605,788
Series 98, 4.75%, 7/4/2028	EUR	500,000	821,522
Series 08, 4.75%, 7/4/2040	EUR	100,000	204,695
Series 94, 6.25%, 1/4/2024	EUR	200,000	309,513
Federal Republic of Germany:
Series 171, Zero Coupon, 4/17/2020	EUR	915,000	1,072,299
Series 173, Zero Coupon, 4/9/2021	EUR	890,000	1,046,249
Series 174, Zero Coupon, 10/8/2021	EUR	750,000	881,895
Series 175, Zero Coupon, 4/8/2022	EUR	545,000	640,417
Series 176, Zero Coupon, 10/7/2022	EUR	660,000	774,270
Series 177, Zero Coupon, 4/14/2023	EUR	765,000	895,160
Series 170, 0.25%, 10/11/2019	EUR	800,000	937,339
Series 172, 0.25%, 10/16/2020	EUR	920,000	1,085,764
0.50%, 2/15/2025	EUR	1,250,000	1,490,721
0.50%, 2/15/2026	EUR	1,123,000	1,334,169
1.00%, 8/15/2024	EUR	815,000	1,001,021
1.00%, 8/15/2025	EUR	768,000	945,086
1.50%, 9/4/2022	EUR	720,000	894,903
1.50%, 2/15/2023	EUR	760,000	948,861
1.50%, 5/15/2023	EUR	800,000	1,001,053
1.50%, 5/15/2024	EUR	824,000	1,038,800
1.75%, 7/4/2022	EUR	1,050,000	1,314,055
1.75%, 2/15/2024	EUR	700,000	891,775
2.00%, 1/4/2022	EUR	1,000,000	1,251,808
2.00%, 8/15/2023	EUR	800,000	1,025,881
2.25%, 9/4/2020	EUR	660,000	808,104
2.25%, 9/4/2021	EUR	850,000	1,064,725
2.50%, 1/4/2021	EUR	760,000	943,492
2.50%, 7/4/2044	EUR	782,000	1,212,469
2.50%, 8/15/2046	EUR	1,130,000	1,774,107
3.00%, 7/4/2020	EUR	900,000	1,111,307
Series 09, 3.25%, 1/4/2020	EUR	650,000	792,446
3.25%, 7/4/2021	EUR	1,030,000	1,318,976
3.25%, 7/4/2042	EUR	650,000	1,123,459
Series 05, 4.00%, 1/4/2037	EUR	1,047,000	1,869,568
Security Description		Principal Amount	Value
Series 2007, 4.25%, 7/4/2039	EUR	650,000	$ 1,236,584
Series 03, 4.75%, 7/4/2034	EUR	555,000	1,029,202
Series 08, 4.75%, 7/4/2040	EUR	645,000	1,320,280
Series 00, 5.50%, 1/4/2031	EUR	790,000	1,453,482
Series 98, 5.63%, 1/4/2028	EUR	680,000	1,168,383
Series 00, 6.25%, 1/4/2030	EUR	400,000	757,272
Series 97, 6.50%, 7/4/2027	EUR	450,000	802,739
			49,189,919
HONG KONG — 0.1%
Hong Kong Government Bond Programme:
0.91%, 11/5/2020	HKD	1,450,000	180,322
1.06%, 2/5/2020	HKD	1,950,000	245,896
1.10%, 1/17/2023	HKD	1,200,000	145,172
1.16%, 5/18/2022	HKD	700,000	85,713
1.25%, 6/29/2027	HKD	550,000	63,654
1.68%, 1/21/2026	HKD	500,000	60,708
2.22%, 8/7/2024	HKD	700,000	88,534
2.46%, 8/4/2021	HKD	1,350,000	173,039
2.93%, 1/13/2020	HKD	1,000,000	129,203
			1,172,241
HUNGARY — 0.5%
Hungary Government Bond:
Series 21/C, 0.50%, 4/21/2021	HUF	47,800,000	167,137
Series 20/C, 1.00%, 9/23/2020	HUF	67,540,000	241,760
Series 22/B, 1.75%, 10/26/2022	HUF	163,040,000	575,495
Series 19/C, 2.00%, 10/30/2019	HUF	40,400,000	147,319
Series 21/B, 2.50%, 10/27/2021	HUF	97,620,000	357,587
Series 26/D, 2.75%, 12/22/2026	HUF	62,930,000	214,623
Series 24/B, 3.00%, 6/26/2024	HUF	116,890,000	424,571
Series 27/A, 3.00%, 10/27/2027	HUF	154,990,000	532,279
Series 31/A, 3.25%, 10/22/2031	HUF	3,000,000	10,096
Series 20/B, 3.50%, 6/24/2020	HUF	112,480,000	420,520
Series 25/B, 5.50%, 6/24/2025	HUF	191,410,000	789,088
Series 23/A, 6.00%, 11/24/2023	HUF	152,320,000	640,684
Series 28/A, 6.75%, 10/22/2028	HUF	41,570,000	187,659

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series 22/A, 7.00%, 6/24/2022	HUF	145,010,000	$ 612,118
Series 20/A, 7.50%, 11/12/2020	HUF	117,760,000	477,840
			5,798,776
INDONESIA — 1.7%
Indonesia Treasury Bond:
Series FR63, 5.63%, 5/15/2023	IDR	25,235,000,000	1,537,656
Series FR64, 6.13%, 5/15/2028	IDR	78,100,000,000	4,544,019
Series FR65, 6.63%, 5/15/2033	IDR	50,000,000,000	2,870,516
Series FR61, 7.00%, 5/15/2022	IDR	30,000,000,000	1,966,054
Series FR59, 7.00%, 5/15/2027	IDR	25,000,000,000	1,551,857
Series FR75, 7.50%, 5/15/2038	IDR	26,000,000,000	1,568,567
Series FR53, 8.25%, 7/15/2021	IDR	27,000,000,000	1,833,161
Series FR70, 8.38%, 3/15/2024	IDR	30,000,000,000	2,027,313
Perusahaan Penerbit SBSN Indonesia Series PBS, 6.25%, 5/15/2019	IDR	5,950,000,000	397,046
			18,296,189
IRELAND — 1.9%
Ireland Government Bond:
Zero Coupon, 10/18/2022	EUR	820,000	951,411
0.80%, 3/15/2022	EUR	895,000	1,071,456
0.90%, 5/15/2028	EUR	1,010,000	1,163,633
1.00%, 5/15/2026	EUR	1,600,000	1,900,091
1.30%, 5/15/2033	EUR	630,000	716,504
1.70%, 5/15/2037	EUR	765,000	899,299
2.00%, 2/18/2045	EUR	1,350,000	1,640,072
2.40%, 5/15/2030	EUR	1,400,000	1,839,209
3.40%, 3/18/2024	EUR	1,270,000	1,723,134
3.90%, 3/20/2023	EUR	710,000	965,225
4.50%, 4/18/2020	EUR	1,810,000	2,262,529
5.00%, 10/18/2020	EUR	1,105,000	1,425,721
5.40%, 3/13/2025	EUR	1,810,000	2,754,032
5.90%, 10/18/2019	EUR	590,000	731,060
			20,043,376
ISRAEL — 0.8%
Israel Government Bond:
Series 0121, 0.50%, 1/31/2021	ILS	965,000	264,716
Series 0421, 1.00%, 4/30/2021	ILS	2,160,000	598,708
Series 1122, 1.25%, 11/30/2022	ILS	1,670,000	461,133
Series 0825, 1.75%, 8/31/2025	ILS	2,190,000	600,960
Security Description		Principal Amount	Value
Series 0327, 2.00%, 3/31/2027	ILS	2,290,000	$ 629,944
Series 0324, 3.75%, 3/31/2024	ILS	2,470,000	761,673
Series 0347, 3.75%, 3/31/2047	ILS	1,080,000	326,237
Series 0323, 4.25%, 3/31/2023	ILS	2,705,000	843,190
Series 0120, 5.00%, 1/31/2020	ILS	2,850,000	832,703
Series 0122, 5.50%, 1/31/2022	ILS	2,835,000	897,298
Series 0142, 5.50%, 1/31/2042	ILS	2,915,000	1,139,949
Series 1026, 6.25%, 10/30/2026	ILS	2,520,000	916,975
			8,273,486
ITALY — 5.1%
Italy Buoni Poliennali Del Tesoro:
0.05%, 10/15/2019	EUR	560,000	645,809
0.35%, 6/15/2020	EUR	570,000	654,302
0.35%, 11/1/2021	EUR	625,000	696,063
0.45%, 6/1/2021	EUR	540,000	608,707
0.65%, 10/15/2023	EUR	565,000	603,068
0.90%, 8/1/2022	EUR	920,000	1,021,340
0.95%, 3/1/2023	EUR	435,000	477,868
0.95%, 3/15/2023	EUR	665,000	730,595
1.20%, 4/1/2022	EUR	635,000	717,935
1.25%, 12/1/2026	EUR	730,000	752,000
1.45%, 11/15/2024	EUR	510,000	552,144
1.60%, 6/1/2026	EUR	800,000	853,018
1.85%, 5/15/2024	EUR	525,000	587,199
2.00%, 2/1/2028	EUR	635,000	680,311
2.05%, 8/1/2027	EUR	790,000	853,005
2.20%, 6/1/2027	EUR	685,000	750,844
2.25%, 9/1/2036 (a)	EUR	545,000	541,736
Series 5Y, 2.45%, 10/1/2023	EUR	200,000	232,290
2.45%, 9/1/2033 (a)	EUR	390,000	408,859
2.80%, 3/1/2067 (a)	EUR	245,000	235,383
2.95%, 9/1/2038 (a)	EUR	350,000	373,855
3.45%, 3/1/2048 (a)	EUR	525,000	584,074
3.75%, 8/1/2021	EUR	750,000	917,643
7.25%, 11/1/2026	EUR	560,000	853,616
9.00%, 11/1/2023	EUR	500,000	761,656
Italy Certificati di Credito del Tesoro:
Zero Coupon, 10/30/2019	EUR	520,000	599,200
Zero Coupon, 3/30/2020	EUR	550,000	628,338
Republic of Italy:
0.20%, 10/15/2020	EUR	505,000	573,964
0.65%, 11/1/2020	EUR	580,000	665,074
0.70%, 5/1/2020	EUR	570,000	658,016
1.05%, 12/1/2019	EUR	575,000	670,066

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
1.35%, 4/15/2022	EUR	850,000	$ 964,952
1.45%, 9/15/2022	EUR	620,000	701,755
1.50%, 6/1/2025	EUR	825,000	886,881
1.65%, 3/1/2032 (a)	EUR	795,000	772,725
2.00%, 12/1/2025	EUR	680,000	749,030
2.15%, 12/15/2021	EUR	650,000	762,046
2.50%, 12/1/2024	EUR	720,000	830,088
2.70%, 3/1/2047 (a)	EUR	585,000	580,502
3.25%, 9/1/2046 (a)	EUR	570,000	624,061
3.50%, 3/1/2030 (a)	EUR	830,000	987,344
3.75%, 3/1/2021	EUR	990,000	1,209,720
3.75%, 5/1/2021	EUR	800,000	977,333
3.75%, 9/1/2024	EUR	700,000	861,436
4.00%, 9/1/2020	EUR	1,010,000	1,233,159
4.00%, 2/1/2037	EUR	990,000	1,238,955
4.25%, 3/1/2020	EUR	850,000	1,031,864
4.50%, 2/1/2020	EUR	760,000	923,868
4.50%, 5/1/2023	EUR	680,000	862,766
4.50%, 3/1/2024	EUR	855,000	1,089,525
4.50%, 3/1/2026	EUR	950,000	1,226,421
4.75%, 9/1/2021	EUR	1,000,000	1,258,175
4.75%, 8/1/2023 (a)	EUR	890,000	1,144,053
4.75%, 9/1/2028 (a)	EUR	830,000	1,104,247
4.75%, 9/1/2044 (a)	EUR	690,000	941,929
5.00%, 3/1/2022	EUR	550,000	702,590
5.00%, 3/1/2025 (a)	EUR	900,000	1,187,103
5.00%, 8/1/2034	EUR	995,000	1,382,508
5.00%, 8/1/2039	EUR	860,000	1,198,270
5.00%, 9/1/2040	EUR	630,000	874,781
5.25%, 11/1/2029	EUR	1,030,000	1,426,452
5.50%, 9/1/2022	EUR	500,000	653,264
5.50%, 11/1/2022	EUR	900,000	1,176,854
5.75%, 2/1/2033	EUR	836,000	1,233,964
6.00%, 5/1/2031	EUR	1,250,000	1,851,854
6.50%, 11/1/2027	EUR	630,000	930,882
			55,469,335
JAPAN — 23.0%
Government of Japan 2 Year Bond:
Series 381, 0.10%, 10/15/2019	JPY	117,500,000	1,036,868
Series 382, 0.10%, 11/15/2019	JPY	106,000,000	935,555
Series 383, 0.10%, 12/15/2019	JPY	151,000,000	1,332,911
Series 384, 0.10%, 1/15/2020	JPY	112,300,000	991,485
Series 385, 0.10%, 2/15/2020	JPY	155,500,000	1,373,153
Series 386, 0.10%, 3/15/2020	JPY	95,000,000	838,954
Government of Japan 5 Year Bond:
Series 122, 0.10%, 12/20/2019	JPY	347,550,000	3,067,993
Series 123, 0.10%, 3/20/2020	JPY	287,050,000	2,535,042
Security Description		Principal Amount	Value
Series 124, 0.10%, 6/20/2020	JPY	286,700,000	$ 2,533,263
Series 125, 0.10%, 9/20/2020	JPY	294,700,000	2,605,144
Series 126, 0.10%, 12/20/2020	JPY	270,000,000	2,387,866
Series 127, 0.10%, 3/20/2021	JPY	285,300,000	2,523,907
Series 128, 0.10%, 6/20/2021	JPY	290,000,000	2,566,609
Series 129, 0.10%, 9/20/2021	JPY	372,500,000	3,297,487
Series 130, 0.10%, 12/20/2021	JPY	350,000,000	3,099,820
Series 131, 0.10%, 3/20/2022	JPY	200,300,000	1,774,864
Series 132, 0.10%, 6/20/2022	JPY	327,000,000	2,898,247
Series 133, 0.10%, 9/20/2022	JPY	230,150,000	2,040,298
Series 134, 0.10%, 12/20/2022	JPY	272,150,000	2,413,470
Series 135, 0.10%, 3/20/2023	JPY	269,300,000	2,389,120
Series 136, 0.10%, 6/20/2023	JPY	97,000,000	860,587
Government of Japan 10 Year Bond:
Series 342, 0.10%, 3/20/2026	JPY	295,500,000	2,614,636
Series 343, 0.10%, 6/20/2026	JPY	370,000,000	3,271,610
Series 344, 0.10%, 9/20/2026	JPY	377,800,000	3,337,851
Series 345, 0.10%, 12/20/2026	JPY	365,000,000	3,222,739
Series 346, 0.10%, 3/20/2027	JPY	392,250,000	3,460,751
Series 347, 0.10%, 6/20/2027	JPY	367,000,000	3,235,649
Series 348, 0.10%, 9/20/2027	JPY	339,000,000	2,986,250
Series 349, 0.10%, 12/20/2027	JPY	240,200,000	2,114,399
Series 350, 0.10%, 3/20/2028	JPY	467,600,000	4,112,665
Series 351, 0.10%, 6/20/2028	JPY	70,000,000	614,738
Series 337, 0.30%, 12/20/2024	JPY	211,750,000	1,900,092
Series 341, 0.30%, 12/20/2025	JPY	342,150,000	3,072,256
Series 338, 0.40%, 3/20/2025	JPY	150,450,000	1,358,944
Series 339, 0.40%, 6/20/2025	JPY	307,500,000	2,778,748
Series 340, 0.40%, 9/20/2025	JPY	288,350,000	2,606,866

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series 335, 0.50%, 9/20/2024	JPY	249,250,000	$ 2,262,045
Series 336, 0.50%, 12/20/2024	JPY	73,700,000	669,402
Series 328, 0.60%, 3/20/2023	JPY	349,000,000	3,163,968
Series 331, 0.60%, 9/20/2023	JPY	327,000,000	2,972,609
Series 332, 0.60%, 12/20/2023	JPY	132,500,000	1,205,583
Series 333, 0.60%, 3/20/2024	JPY	296,250,000	2,698,448
Series 334, 0.60%, 6/20/2024	JPY	297,950,000	2,717,526
Series 326, 0.70%, 12/20/2022	JPY	85,000,000	772,786
Series 311, 0.80%, 9/20/2020	JPY	130,000,000	1,164,764
Series 324, 0.80%, 6/20/2022	JPY	239,950,000	2,181,657
Series 325, 0.80%, 9/20/2022	JPY	250,000,000	2,277,567
Series 327, 0.80%, 12/20/2022	JPY	195,600,000	1,785,602
Series 329, 0.80%, 6/20/2023	JPY	230,000,000	2,107,410
Series 330, 0.80%, 9/20/2023	JPY	245,000,000	2,248,668
Series 322, 0.90%, 3/20/2022	JPY	135,000,000	1,229,173
Series 323, 0.90%, 6/20/2022	JPY	95,500,000	871,435
Series 310, 1.00%, 9/20/2020	JPY	214,650,000	1,930,650
Series 318, 1.00%, 9/20/2021	JPY	290,000,000	2,635,519
Series 320, 1.00%, 12/20/2021	JPY	212,150,000	1,933,155
Series 321, 1.00%, 3/20/2022	JPY	320,000,000	2,923,090
Series 309, 1.10%, 6/20/2020	JPY	66,000,000	593,149
Series 316, 1.10%, 6/20/2021	JPY	200,000,000	1,817,793
Series 317, 1.10%, 9/20/2021	JPY	170,000,000	1,549,404
Series 319, 1.10%, 12/20/2021	JPY	240,000,000	2,193,754
Series 312, 1.20%, 12/20/2020	JPY	290,000,000	2,626,966
Series 315, 1.20%, 6/20/2021	JPY	95,000,000	865,735
Series 305, 1.30%, 12/20/2019	JPY	324,000,000	2,901,809
Series 307, 1.30%, 3/20/2020	JPY	133,000,000	1,195,144
Series 313, 1.30%, 3/20/2021	JPY	195,000,000	1,775,919
Security Description		Principal Amount	Value
Series 306, 1.40%, 3/20/2020	JPY	158,750,000	$ 1,428,589
Government of Japan 20 Year Bond:
Series 157, 0.20%, 6/20/2036	JPY	114,650,000	949,813
Series 156, 0.40%, 3/20/2036	JPY	128,900,000	1,109,208
Series 158, 0.50%, 9/20/2036	JPY	141,300,000	1,231,712
Series 164, 0.50%, 3/20/2038	JPY	123,650,000	1,062,137
Series 159, 0.60%, 12/20/2036	JPY	140,050,000	1,238,792
Series 161, 0.60%, 6/20/2037	JPY	122,150,000	1,075,309
Series 162, 0.60%, 9/20/2037	JPY	115,000,000	1,010,473
Series 163, 0.60%, 12/20/2037	JPY	56,000,000	490,863
Series 160, 0.70%, 3/20/2037	JPY	133,950,000	1,202,985
Series 62, 0.80%, 6/20/2023	JPY	60,000,000	549,759
Series 61, 1.00%, 3/20/2023	JPY	47,500,000	438,112
Series 155, 1.00%, 12/20/2035	JPY	117,500,000	1,116,015
Series 151, 1.20%, 12/20/2034	JPY	130,000,000	1,274,729
Series 152, 1.20%, 3/20/2035	JPY	155,000,000	1,519,269
Series 154, 1.20%, 9/20/2035	JPY	155,000,000	1,517,222
Series 153, 1.30%, 6/20/2035	JPY	300,000,000	2,982,542
Series 150, 1.40%, 9/20/2034	JPY	220,000,000	2,216,754
Series 144, 1.50%, 3/20/2033	JPY	24,300,000	247,651
Series 148, 1.50%, 3/20/2034	JPY	210,000,000	2,142,948
Series 149, 1.50%, 6/20/2034	JPY	200,000,000	2,041,291
Series 136, 1.60%, 3/20/2032	JPY	92,150,000	947,453
Series 143, 1.60%, 3/20/2033	JPY	100,000,000	1,031,254
Series 147, 1.60%, 12/20/2033	JPY	200,000,000	2,067,861
Series 140, 1.70%, 9/20/2032	JPY	200,000,000	2,085,240
Series 141, 1.70%, 12/20/2032	JPY	130,000,000	1,355,692
Series 145, 1.70%, 6/20/2033	JPY	156,150,000	1,632,285
Series 146, 1.70%, 9/20/2033	JPY	115,000,000	1,202,992

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series 122, 1.80%, 9/20/2030	JPY	55,650,000	$ 579,356
Series 130, 1.80%, 9/20/2031	JPY	260,000,000	2,725,576
Series 133, 1.80%, 12/20/2031	JPY	150,000,000	1,574,508
Series 142, 1.80%, 12/20/2032	JPY	130,000,000	1,371,212
Series 58, 1.90%, 9/20/2022	JPY	60,000,000	569,536
Series 65, 1.90%, 12/20/2023	JPY	55,000,000	533,338
Series 108, 1.90%, 12/20/2028	JPY	105,000,000	1,087,254
Series 109, 1.90%, 3/20/2029	JPY	54,300,000	563,858
Series 121, 1.90%, 9/20/2030	JPY	55,300,000	581,384
Series 127, 1.90%, 3/20/2031	JPY	55,000,000	580,748
Series 73, 2.00%, 12/20/2024	JPY	65,000,000	643,774
Series 77, 2.00%, 3/20/2025	JPY	30,000,000	298,312
Series 93, 2.00%, 3/20/2027	JPY	80,000,000	818,369
Series 124, 2.00%, 12/20/2030	JPY	50,000,000	531,866
Series 52, 2.10%, 9/21/2021	JPY	40,000,000	375,018
Series 72, 2.10%, 9/20/2024	JPY	70,000,000	694,176
Series 82, 2.10%, 9/20/2025	JPY	80,000,000	806,480
Series 92, 2.10%, 12/20/2026	JPY	130,000,000	1,334,599
Series 94, 2.10%, 3/20/2027	JPY	80,000,000	824,292
Series 96, 2.10%, 6/20/2027	JPY	63,000,000	651,249
Series 99, 2.10%, 12/20/2027	JPY	140,000,000	1,457,610
Series 105, 2.10%, 9/20/2028	JPY	80,000,000	840,717
Series 113, 2.10%, 9/20/2029	JPY	189,900,000	2,016,784
Series 117, 2.10%, 3/20/2030	JPY	129,000,000	1,376,360
Series 90, 2.20%, 9/20/2026	JPY	60,000,000	617,997
Series 97, 2.20%, 9/20/2027	JPY	84,700,000	885,299
Series 100, 2.20%, 3/20/2028	JPY	83,000,000	873,720
Series 115, 2.20%, 12/20/2029	JPY	70,000,000	751,866
Series 125, 2.20%, 3/20/2031	JPY	207,150,000	2,253,437
Security Description		Principal Amount	Value
Series 95, 2.30%, 6/20/2027	JPY	100,000,000	$ 1,048,959
Series 102, 2.40%, 6/20/2028	JPY	58,600,000	628,661
Government of Japan 30 Year Bond:
Series 51, 0.30%, 6/20/2046	JPY	95,000,000	724,337
Series 52, 0.50%, 9/20/2046	JPY	37,500,000	301,347
Series 53, 0.60%, 12/20/2046	JPY	84,650,000	697,851
Series 59, 0.70%, 6/20/2048	JPY	55,000,000	460,778
Series 50, 0.80%, 3/20/2046	JPY	89,650,000	781,092
Series 54, 0.80%, 3/20/2047	JPY	92,500,000	801,819
Series 55, 0.80%, 6/20/2047	JPY	84,650,000	732,677
Series 56, 0.80%, 9/20/2047	JPY	91,000,000	786,453
Series 57, 0.80%, 12/20/2047	JPY	88,250,000	761,653
Series 58, 0.80%, 3/20/2048	JPY	132,150,000	1,139,048
Series 48, 1.40%, 9/20/2045	JPY	115,000,000	1,150,648
Series 49, 1.40%, 12/20/2045	JPY	94,650,000	946,625
Series 45, 1.50%, 12/20/2044	JPY	115,000,000	1,175,342
Series 46, 1.50%, 3/20/2045	JPY	99,650,000	1,018,214
Series 47, 1.60%, 6/20/2045	JPY	75,000,000	782,163
Series 11, 1.70%, 6/20/2033	JPY	42,150,000	440,670
Series 41, 1.70%, 12/20/2043	JPY	100,000,000	1,061,698
Series 42, 1.70%, 3/20/2044	JPY	79,650,000	846,288
Series 43, 1.70%, 6/20/2044	JPY	50,000,000	531,435
Series 44, 1.70%, 9/20/2044	JPY	80,000,000	850,204
Series 38, 1.80%, 3/20/2043	JPY	120,000,000	1,296,351
Series 40, 1.80%, 9/20/2043	JPY	70,000,000	756,568
Series 37, 1.90%, 9/20/2042	JPY	175,000,000	1,921,526
Series 39, 1.90%, 6/20/2043	JPY	66,450,000	730,549
Series 13, 2.00%, 12/20/2033	JPY	70,000,000	759,508
Series 33, 2.00%, 9/20/2040	JPY	142,200,000	1,577,552

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series 35, 2.00%, 9/20/2041	JPY	127,500,000	$ 1,418,950
Series 36, 2.00%, 3/20/2042	JPY	125,000,000	1,393,439
Series 34, 2.20%, 3/20/2041	JPY	105,550,000	1,211,151
Series 21, 2.30%, 12/20/2035	JPY	50,000,000	569,186
Series 25, 2.30%, 12/20/2036	JPY	18,400,000	210,236
Series 30, 2.30%, 3/20/2039	JPY	90,900,000	1,048,513
Series 32, 2.30%, 3/20/2040	JPY	130,550,000	1,513,821
Series 26, 2.40%, 3/20/2037	JPY	40,000,000	463,727
Series 29, 2.40%, 9/20/2038	JPY	100,000,000	1,167,443
Series 16, 2.50%, 9/20/2034	JPY	70,000,000	809,845
Series 20, 2.50%, 9/20/2035	JPY	60,000,000	698,992
Series 22, 2.50%, 3/20/2036	JPY	40,000,000	467,266
Series 24, 2.50%, 9/20/2036	JPY	30,000,000	351,580
Series 27, 2.50%, 9/20/2037	JPY	47,950,000	565,040
Government of Japan 40 Year Bond:
Series 9, 0.40%, 3/20/2056	JPY	111,500,000	795,858
Series 11, 0.80%, 3/20/2058	JPY	15,000,000	122,071
Series 10, 0.90%, 3/20/2057	JPY	126,750,000	1,072,239
Series 8, 1.40%, 3/20/2055	JPY	78,750,000	777,489
Series 7, 1.70%, 3/20/2054	JPY	80,000,000	854,296
Series 6, 1.90%, 3/20/2053	JPY	70,000,000	783,641
Series 5, 2.00%, 3/20/2052	JPY	35,000,000	400,720
Series 2, 2.20%, 3/20/2049	JPY	39,650,000	469,297
Series 3, 2.20%, 3/20/2050	JPY	39,650,000	471,032
Series 4, 2.20%, 3/20/2051	JPY	63,050,000	751,388
			247,946,448
LATVIA — 0.1%
Republic of Latvia:
0.38%, 10/7/2026	EUR	150,000	167,969
0.50%, 12/15/2020	EUR	100,000	117,334
Series GMTN, 1.38%, 9/23/2025	EUR	100,000	121,648
1.38%, 5/16/2036	EUR	150,000	168,998
Security Description		Principal Amount	Value
Series 7, 2.25%, 2/15/2047	EUR	100,000	$ 125,959
Series REGS, 2.63%, 1/21/2021	EUR	150,000	184,909
Series EMTN, 2.88%, 4/30/2024	EUR	200,000	264,092
			1,150,909
LITHUANIA — 0.1%
Lithuania Government International Bond:
Series EMTN, 0.95%, 5/26/2027	EUR	170,000	199,168
Series EMTN, 1.25%, 10/22/2025	EUR	150,000	180,800
Series EMTN, 2.10%, 5/26/2047	EUR	65,000	79,397
Series EMTN, 2.13%, 10/29/2026	EUR	100,000	128,485
Series EMTN, 2.13%, 10/22/2035	EUR	190,000	241,853
Series EMTN, 3.38%, 1/22/2024	EUR	100,000	135,538
			965,241
LUXEMBOURG — 0.1%
Luxembourg Government Bond:
0.63%, 2/1/2027	EUR	350,000	408,233
2.13%, 7/10/2023	EUR	330,000	422,126
2.25%, 3/21/2022	EUR	200,000	252,358
2.25%, 3/19/2028	EUR	70,000	92,838
3.38%, 5/18/2020	EUR	250,000	308,672
			1,484,227
MALAYSIA — 2.0%
Malaysia Government Bond:
Series 0517, 3.44%, 2/15/2021	MYR	2,450,000	590,491
Series 0612, 3.49%, 3/31/2020	MYR	1,650,000	398,842
Series 0416, 3.62%, 11/30/2021	MYR	2,000,000	483,320
Series 0414, 3.65%, 10/31/2019	MYR	2,470,000	598,289
Series 0513, 3.73%, 6/15/2028	MYR	2,300,000	540,185
Series 0215, 3.80%, 9/30/2022	MYR	2,000,000	484,065
Series 0116, 3.80%, 8/17/2023	MYR	1,600,000	386,254
Series 0413, 3.84%, 4/15/2033	MYR	1,200,000	267,486
Series 0117, 3.88%, 3/10/2022	MYR	2,100,000	511,516
Series 0613, 3.89%, 7/31/2020	MYR	1,300,000	316,785

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series 0316, 3.90%, 11/30/2026	MYR	3,500,000	$ 831,698
Series 0417, 3.90%, 11/16/2027	MYR	820,000	194,361
Series 0115, 3.96%, 9/15/2025	MYR	3,000,000	722,567
Series 0314, 4.05%, 9/30/2021	MYR	2,150,000	525,620
Series 0217, 4.06%, 9/30/2024	MYR	2,500,000	606,435
Series 0412, 4.13%, 4/15/2032	MYR	1,500,000	347,077
Series 0114, 4.18%, 7/15/2024	MYR	2,295,000	561,087
Series 0411, 4.23%, 6/30/2031	MYR	1,120,000	264,505
Series 0415, 4.25%, 5/31/2035	MYR	2,000,000	458,528
Series 0902, 4.38%, 11/29/2019	MYR	2,600,000	635,068
Series 0311, 4.39%, 4/15/2026	MYR	2,000,000	490,555
Series 0216, 4.74%, 3/15/2046	MYR	1,670,000	392,011
Series 0317, 4.76%, 4/7/2037	MYR	2,010,000	487,848
Series 0713, 4.94%, 9/30/2043	MYR	1,110,000	270,724
Malaysia Government Investment Issue:
Series 0416, 3.23%, 4/15/2020	MYR	1,085,000	261,398
Series 0613, 3.72%, 3/23/2021	MYR	1,500,000	363,687
Series 0216, 3.74%, 8/26/2021	MYR	3,048,000	737,819
Series 0215, 3.80%, 8/27/2020	MYR	2,230,000	541,681
Series 0113, 3.87%, 8/8/2028	MYR	1,250,000	291,453
Series 0317, 3.95%, 4/14/2022	MYR	1,312,000	319,417
Series 0415, 3.99%, 10/15/2025	MYR	3,750,000	899,587
Series 0217, 4.05%, 8/15/2024	MYR	3,200,000	776,674
Series 0316, 4.07%, 9/30/2026	MYR	4,000,000	962,196
Series 0115, 4.19%, 7/15/2022	MYR	1,565,000	383,999
Series 0315, 4.25%, 9/30/2030	MYR	2,000,000	475,885
Series 0117, 4.26%, 7/26/2027	MYR	3,500,000	850,009
Series 0116, 4.39%, 7/7/2023	MYR	2,250,000	555,100
Series 0813, 4.44%, 5/22/2024	MYR	1,380,000	342,540
Security Description		Principal Amount	Value
Series 0513, 4.58%, 8/30/2033	MYR	2,750,000	$ 664,118
Series 0617, 4.72%, 6/15/2033	MYR	1,000,000	245,570
Series 0517, 4.76%, 8/4/2037	MYR	1,600,000	385,874
Series 0615, 4.79%, 10/31/2035	MYR	920,000	223,074
Series 0417, 4.90%, 5/8/2047	MYR	1,210,000	290,359
Series 0913, 4.94%, 12/6/2028	MYR	1,225,000	313,803
			21,249,560
MEXICO — 2.0%
Mexican Bonos:
Series M, 5.00%, 12/11/2019	MXN	36,510,000	1,887,838
Series M, 5.75%, 3/5/2026	MXN	25,600,000	1,207,492
Series M, 6.50%, 6/10/2021	MXN	44,870,000	2,326,327
Series M, 6.50%, 6/9/2022	MXN	43,760,000	2,245,821
Series M, 7.25%, 12/9/2021	MXN	4,690,000	247,226
Series M 20, 7.50%, 6/3/2027	MXN	36,030,000	1,874,868
Series M, 7.75%, 5/29/2031	MXN	20,930,000	1,095,175
Series M, 7.75%, 11/23/2034	MXN	14,840,000	769,925
Series M, 7.75%, 11/13/2042	MXN	28,660,000	1,475,038
Series M, 8.00%, 6/11/2020	MXN	37,110,000	1,991,061
Series M, 8.00%, 12/7/2023	MXN	20,220,000	1,091,859
Series M, 8.00%, 11/7/2047	MXN	12,690,000	670,174
Series M 20, 8.50%, 5/31/2029	MXN	12,460,000	691,318
Series M 30, 8.50%, 11/18/2038	MXN	18,080,000	1,005,753
Series M 20, 10.00%, 12/5/2024	MXN	45,250,000	2,682,005
Series M 30, 10.00%, 11/20/2036	MXN	13,200,000	834,506
			22,096,386
NETHERLANDS — 4.5%
Kingdom of Netherlands:
0.25%, 1/15/2020 (a)	EUR	2,060,000	2,419,463
0.25%, 7/15/2025 (a)	EUR	2,195,000	2,553,367
1.75%, 7/15/2023 (a)	EUR	2,080,000	2,625,505
2.00%, 7/15/2024 (a)	EUR	2,090,000	2,694,971
2.25%, 7/15/2022 (a)	EUR	2,165,000	2,753,319
2.50%, 1/15/2033 (a)	EUR	1,895,000	2,697,861

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
2.75%, 1/15/2047 (a)	EUR	1,850,000	$ 3,012,203
3.25%, 7/15/2021 (a)	EUR	2,315,000	2,965,470
3.50%, 7/15/2020 (a)	EUR	2,150,000	2,679,012
3.75%, 1/15/2023	EUR	1,515,000	2,056,511
3.75%, 1/15/2042 (a)	EUR	2,240,000	4,089,955
4.00%, 1/15/2037 (a)	EUR	1,965,000	3,473,282
5.50%, 1/15/2028	EUR	1,865,000	3,156,222
Netherlands Government Bond:
Zero Coupon, 1/15/2022 (a)	EUR	2,140,000	2,509,590
Zero Coupon, 1/15/2024 (a)	EUR	1,690,000	1,957,968
0.50%, 7/15/2026 (a)	EUR	2,190,000	2,573,420
0.75%, 7/15/2027 (a)	EUR	2,130,000	2,530,876
0.75%, 7/15/2028 (a)	EUR	1,390,000	1,639,832
7.50%, 1/15/2023 (a)	EUR	415,000	640,933
			49,029,760
NEW ZEALAND — 0.5%
New Zealand Government Bond:
Series 0425, 2.75%, 4/15/2025	NZD	945,000	645,616
Series 0437, 2.75%, 4/15/2037	NZD	650,000	420,788
Series 0420, 3.00%, 4/15/2020	NZD	1,095,000	739,728
Series 0429, 3.00%, 4/20/2029	NZD	370,000	253,832
Series 0433, 3.50%, 4/14/2033	NZD	750,000	539,459
Series 0427, 4.50%, 4/15/2027	NZD	890,000	682,673
Series 0423, 5.50%, 4/15/2023	NZD	1,250,000	954,231
Series 0521, 6.00%, 5/15/2021	NZD	1,700,000	1,248,189
			5,484,516
NORWAY — 0.6%
Norway Government Bond:
Series 478, 1.50%, 2/19/2026 (a)	NOK	5,405,000	649,893
Series 477, 1.75%, 3/13/2025 (a)	NOK	5,160,000	634,474
Series 479, 1.75%, 2/17/2027 (a)	NOK	5,455,000	663,311
Series 475, 2.00%, 5/24/2023 (a)	NOK	9,515,000	1,192,529
Series 480, 2.00%, 4/26/2028 (a)	NOK	3,530,000	435,913
Series 476, 3.00%, 3/14/2024 (a)	NOK	6,475,000	851,030
Series 474, 3.75%, 5/25/2021 (a)	NOK	12,785,000	1,671,267
			6,098,417
Security Description		Principal Amount	Value
POLAND — 1.5%
Poland Government Bond:
Series 0720, Zero Coupon, 7/25/2020	PLN	2,230,000	$ 588,339
Series 0420, 1.50%, 4/25/2020	PLN	3,855,000	1,046,176
Series 0721, 1.75%, 7/25/2021	PLN	4,375,000	1,183,568
Series 0421, 2.00%, 4/25/2021	PLN	4,140,000	1,129,091
Series 0422, 2.25%, 4/25/2022	PLN	4,525,000	1,230,899
Series 0123, 2.50%, 1/25/2023	PLN	4,740,000	1,289,770
Series 0726, 2.50%, 7/25/2026	PLN	5,730,000	1,487,646
Series 0727, 2.50%, 7/25/2027	PLN	4,675,000	1,201,161
Series 0428, 2.75%, 4/25/2028	PLN	2,000,000	521,039
Series 0725, 3.25%, 7/25/2025	PLN	4,020,000	1,110,868
Series 1023, 4.00%, 10/25/2023	PLN	4,295,000	1,243,838
Series 0447, 4.00%, 4/25/2047	PLN	440,000	129,163
Series 1020, 5.25%, 10/25/2020	PLN	2,590,000	754,846
Series 1019, 5.50%, 10/25/2019	PLN	2,015,000	570,591
Series 1021, 5.75%, 10/25/2021	PLN	2,225,000	672,733
Series 0922, 5.75%, 9/23/2022	PLN	3,585,000	1,099,299
Series 0429, 5.75%, 4/25/2029	PLN	1,585,000	528,591
			15,787,618
PORTUGAL — 2.0%
Portugal Obrigacoes do Tesouro OT:
2.13%, 10/17/2028 (a)	EUR	1,125,000	1,335,865
2.20%, 10/17/2022 (a)	EUR	1,595,000	1,984,495
2.88%, 10/15/2025 (a)	EUR	1,905,000	2,433,573
2.88%, 7/21/2026 (a)	EUR	1,180,000	1,501,048
3.85%, 4/15/2021 (a)	EUR	1,965,000	2,502,554
3.88%, 2/15/2030 (a)	EUR	770,000	1,048,273
4.10%, 4/15/2037 (a)	EUR	1,455,000	2,043,824
4.10%, 2/15/2045 (a)	EUR	760,000	1,070,057
4.13%, 4/14/2027 (a)	EUR	1,080,000	1,492,047
4.80%, 6/15/2020 (a)	EUR	1,450,000	1,824,117
4.95%, 10/25/2023 (a)	EUR	1,450,000	2,034,819
5.65%, 2/15/2024 (a)	EUR	1,990,000	2,881,140
			22,151,812
RUSSIA — 0.9%
Russian Federal Bond - OFZ:

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series 6214, 6.40%, 5/27/2020	RUB	36,650,000	$ 549,792
Series 6223, 6.50%, 2/28/2024	RUB	17,700,000	251,346
Series 6210, 6.80%, 12/11/2019	RUB	21,810,000	331,690
Series 6224, 6.90%, 5/23/2029	RUB	10,000,000	136,731
Series 5083, 7.00%, 12/15/2021	RUB	38,530,000	573,111
Series 6211, 7.00%, 1/25/2023	RUB	23,330,000	343,586
Series 6215, 7.00%, 8/16/2023	RUB	39,025,000	572,253
Series 6212, 7.05%, 1/19/2028	RUB	50,510,000	706,422
Series 6222, 7.10%, 10/16/2024	RUB	56,340,000	817,215
Series 6225, 7.25%, 5/10/2034	RUB	13,530,000	185,464
Series 6220, 7.40%, 12/7/2022	RUB	51,230,000	765,966
Series 6217, 7.50%, 8/18/2021	RUB	31,330,000	474,166
Series 6205, 7.60%, 4/14/2021	RUB	24,010,000	365,742
Series 6209, 7.60%, 7/20/2022	RUB	23,560,000	355,729
Series 6221, 7.70%, 3/23/2033	RUB	56,490,000	809,058
Series 6219, 7.75%, 9/16/2026	RUB	51,480,000	759,289
Series 6207, 8.15%, 2/3/2027	RUB	56,700,000	854,374
Series 6218, 8.50%, 9/17/2031	RUB	40,040,000	611,986
			9,463,920
SINGAPORE — 1.0%
Singapore Government Bond:
1.25%, 10/1/2021	SGD	555,000	396,443
1.63%, 10/1/2019	SGD	925,000	675,697
1.75%, 4/1/2022	SGD	505,000	364,941
1.75%, 2/1/2023	SGD	420,000	302,193
2.00%, 7/1/2020	SGD	760,000	557,028
2.13%, 6/1/2026	SGD	450,000	322,264
2.25%, 6/1/2021	SGD	1,130,000	831,073
2.25%, 8/1/2036	SGD	675,000	454,752
2.38%, 6/1/2025	SGD	540,000	394,739
2.63%, 5/1/2028	SGD	480,000	354,870
2.75%, 7/1/2023	SGD	1,305,000	976,694
2.75%, 4/1/2042	SGD	780,000	560,018
2.75%, 3/1/2046	SGD	905,000	649,797
2.88%, 7/1/2029	SGD	340,000	255,681
2.88%, 9/1/2030	SGD	650,000	486,662
3.00%, 9/1/2024	SGD	900,000	682,402
3.13%, 9/1/2022	SGD	910,000	690,850
Security Description		Principal Amount	Value
3.25%, 9/1/2020	SGD	1,140,000	$ 854,648
3.38%, 9/1/2033	SGD	660,000	517,929
3.50%, 3/1/2027	SGD	1,330,000	1,049,321
			11,378,002
SLOVAKIA — 0.5%
Slovakia Government Bond:
Series 230, Zero Coupon, 11/13/2023	EUR	160,000	182,257
Series 231, 0.63%, 5/22/2026	EUR	240,000	277,639
Series 234, 1.00%, 6/12/2028	EUR	170,000	197,825
Series 228, 1.38%, 1/21/2027	EUR	450,000	548,077
Series 229, 1.63%, 1/21/2031	EUR	310,000	372,982
Series 232, 1.88%, 3/9/2037	EUR	440,000	543,011
Series 233, 2.00%, 10/17/2047	EUR	205,000	248,657
Series 235, 2.25%, 6/12/2068	EUR	70,000	81,915
Series 225, 3.00%, 2/28/2023	EUR	485,000	633,692
Series 223, 3.38%, 11/15/2024	EUR	495,000	675,341
Series 227, 3.63%, 1/16/2029	EUR	455,000	659,910
Series 214, 4.00%, 4/27/2020	EUR	330,000	410,062
Series 216, 4.35%, 10/14/2025	EUR	470,000	708,443
Slovakia Government International Bond Series EMTN, 4.00%, 3/26/2021	EUR	100,000	129,067
			5,668,878
SLOVENIA — 0.4%
Slovenia Government Bond:
1.00%, 3/6/2028	EUR	320,000	369,156
1.25%, 3/22/2027	EUR	440,000	522,833
Series RS74, 1.50%, 3/25/2035	EUR	315,000	359,017
Series RS78, 1.75%, 11/3/2040	EUR	460,000	534,724
Series RS75, 2.13%, 7/28/2025	EUR	350,000	447,861
Series RS73, 2.25%, 3/25/2022	EUR	100,000	125,168
Series RS77, 2.25%, 3/3/2032	EUR	320,000	414,613
Series RS71, 3.00%, 4/8/2021	EUR	100,000	125,149
Series RS76, 3.13%, 8/7/2045	EUR	195,000	284,207

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series RS67, 4.13%, 1/26/2020	EUR	200,000	$ 245,709
Series RS69, 4.38%, 1/18/2021	EUR	220,000	281,359
Series RS66, 4.63%, 9/9/2024	EUR	250,000	360,382
Series RS70, 5.13%, 3/30/2026	EUR	235,000	360,530
			4,430,708
SOUTH KOREA — 4.6%
Korea Treasury Bond:
Series 1912, 1.25%, 12/10/2019	KRW	4,182,500,000	3,743,225
Series 2109, 1.38%, 9/10/2021	KRW	1,344,740,000	1,188,496
Series 2612, 1.50%, 12/10/2026	KRW	1,589,150,000	1,343,389
Series 3609, 1.50%, 9/10/2036	KRW	935,690,000	737,996
Series 2006, 1.75%, 6/10/2020	KRW	1,811,000,000	1,627,500
Series 2606, 1.88%, 6/10/2026	KRW	2,300,000,000	2,007,626
Series 2003, 2.00%, 3/10/2020	KRW	2,953,000,000	2,665,958
Series 2009, 2.00%, 9/10/2020	KRW	2,974,000,000	2,682,576
Series 2103, 2.00%, 3/10/2021	KRW	3,340,000,000	3,010,252
Series 2209, 2.00%, 9/10/2022	KRW	768,690,000	688,382
Series 4603, 2.00%, 3/10/2046	KRW	1,835,000,000	1,543,144
Series 2706, 2.13%, 6/10/2027	KRW	1,450,100,000	1,279,682
Series 4703, 2.13%, 3/10/2047	KRW	2,018,330,000	1,741,346
Series 2506, 2.25%, 6/10/2025	KRW	2,649,940,000	2,380,873
Series 2512, 2.25%, 12/10/2025	KRW	1,566,000,000	1,405,608
Series 3509, 2.63%, 9/10/2035	KRW	939,210,000	877,325
Series 4412, 2.75%, 12/10/2044	KRW	2,058,000,000	2,001,218
Series 2409, 3.00%, 9/10/2024	KRW	2,374,000,000	2,224,797
Series 4212, 3.00%, 12/10/2042	KRW	2,104,510,000	2,120,889
Series 2309, 3.38%, 9/10/2023	KRW	1,250,000,000	1,188,277
Series 2403, 3.50%, 3/10/2024	KRW	655,830,000	628,189
Series 2206, 3.75%, 6/10/2022	KRW	1,827,000,000	1,740,758
Series 3312, 3.75%, 12/10/2033	KRW	1,386,250,000	1,467,710
Security Description		Principal Amount	Value
Series 3112, 4.00%, 12/10/2031	KRW	1,800,000,000	$ 1,917,621
Series 2106, 4.25%, 6/10/2021	KRW	2,460,320,000	2,344,210
Series 3012, 4.75%, 12/10/2030	KRW	1,335,050,000	1,502,137
Series 2006, 5.00%, 6/10/2020	KRW	2,299,994,000	2,178,675
Series 2803, 5.50%, 3/10/2028	KRW	1,400,000,000	1,592,020
			49,829,879
SPAIN — 4.5%
Kingdom of Spain:
0.05%, 1/31/2021	EUR	550,000	639,726
1.15%, 7/30/2020	EUR	865,000	1,029,141
1.40%, 1/31/2020	EUR	1,220,000	1,448,439
1.40%, 4/30/2028 (a)	EUR	1,000,000	1,157,123
1.40%, 7/30/2028 (a)	EUR	500,000	574,950
1.60%, 4/30/2025 (a)	EUR	1,151,000	1,396,936
1.95%, 4/30/2026 (a)	EUR	1,100,000	1,353,230
1.95%, 7/30/2030 (a)	EUR	1,100,000	1,310,569
2.15%, 10/31/2025 (a)	EUR	800,000	999,899
Series 30Y, 2.70%, 10/31/2048 (a)	EUR	410,000	487,505
2.75%, 10/31/2024 (a)	EUR	1,130,000	1,463,746
3.80%, 4/30/2024 (a)	EUR	1,140,000	1,545,172
4.00%, 4/30/2020 (a)	EUR	1,200,000	1,486,571
4.20%, 1/31/2037 (a)	EUR	1,015,000	1,554,645
4.30%, 10/31/2019 (a)	EUR	740,000	902,313
4.40%, 10/31/2023 (a)	EUR	983,000	1,357,844
4.65%, 7/30/2025 (a)	EUR	1,270,000	1,834,124
4.70%, 7/30/2041 (a)	EUR	965,000	1,591,307
4.80%, 1/31/2024 (a)	EUR	899,000	1,269,766
4.85%, 10/31/2020 (a)	EUR	1,000,000	1,280,887
4.90%, 7/30/2040 (a)	EUR	945,000	1,591,982
5.15%, 10/31/2028 (a)	EUR	1,075,000	1,672,291
5.15%, 10/31/2044 (a)	EUR	665,000	1,174,415
5.40%, 1/31/2023 (a)	EUR	1,030,000	1,453,697
5.50%, 4/30/2021 (a)	EUR	1,240,000	1,644,046
5.75%, 7/30/2032	EUR	880,000	1,514,360
5.85%, 1/31/2022 (a)	EUR	1,205,000	1,663,578
5.90%, 7/30/2026 (a)	EUR	770,000	1,210,062
6.00%, 1/31/2029	EUR	1,280,000	2,122,601
Spain Government Bond:
0.35%, 7/30/2023	EUR	400,000	460,563
0.40%, 4/30/2022	EUR	950,000	1,110,895
0.45%, 10/31/2022	EUR	825,000	963,093
0.75%, 7/30/2021	EUR	1,188,000	1,407,459
1.30%, 10/31/2026 (a)	EUR	1,130,000	1,320,900
1.45%, 10/31/2027 (a)	EUR	1,155,000	1,349,557
1.50%, 4/30/2027 (a)	EUR	870,000	1,025,327
2.35%, 7/30/2033 (a)	EUR	505,000	614,479
2.90%, 10/31/2046 (a)	EUR	815,000	1,019,813
3.45%, 7/30/2066 (a)	EUR	430,000	574,411
			48,577,422

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
SWEDEN — 0.9%
Kingdom of Sweden:
Series 1060, 0.75%, 5/12/2028	SEK	7,340,000	$ 834,412
Series 1059, 1.00%, 11/12/2026	SEK	8,630,000	1,012,229
Series 1057, 1.50%, 11/13/2023 (a)	SEK	12,310,000	1,482,467
Series 1056, 2.25%, 6/1/2032	SEK	3,050,000	395,795
Series 1058, 2.50%, 5/12/2025	SEK	8,880,000	1,142,874
Series 1054, 3.50%, 6/1/2022	SEK	15,350,000	1,956,319
Series 1053, 3.50%, 3/30/2039	SEK	7,430,000	1,161,988
Series 1047, 5.00%, 12/1/2020	SEK	14,080,000	1,771,385
Swedish Government Bond Series 1061, 0.75%, 11/12/2029 (a)	SEK	630,000	70,281
			9,827,750
SWITZERLAND — 1.1%
Switzerland Government Bond:
Zero Coupon, 6/22/2029	CHF	340,000	344,212
0.50%, 5/27/2030	CHF	310,000	329,200
0.50%, 6/28/2045	CHF	70,000	69,725
0.50%, 5/24/2055	CHF	170,000	166,328
0.50%, 5/30/2058	CHF	255,000	247,544
1.25%, 6/11/2024	CHF	525,000	584,283
1.25%, 5/28/2026	CHF	420,000	474,865
1.25%, 6/27/2037	CHF	520,000	601,897
1.50%, 7/24/2025	CHF	460,000	524,093
1.50%, 4/30/2042	CHF	410,000	502,258
2.00%, 4/28/2021	CHF	590,000	645,086
2.00%, 5/25/2022	CHF	565,000	631,055
2.00%, 6/25/2064	CHF	390,000	600,635
2.25%, 7/6/2020	CHF	665,000	716,604
2.25%, 6/22/2031	CHF	270,000	345,295
2.50%, 3/8/2036	CHF	495,000	676,176
3.25%, 6/27/2027	CHF	310,000	409,081
3.50%, 4/8/2033	CHF	590,000	870,685
4.00%, 2/11/2023	CHF	715,000	872,742
4.00%, 4/8/2028	CHF	795,000	1,120,390
4.00%, 1/6/2049	CHF	400,000	789,681
			11,521,835
THAILAND — 1.8%
Thailand Government Bond:
1.88%, 6/17/2022	THB	39,500,000	1,205,766
2.00%, 12/17/2022	THB	26,100,000	797,667
2.13%, 12/17/2026	THB	69,400,000	2,061,165
2.55%, 6/26/2020	THB	24,570,000	768,016
Security Description		Principal Amount	Value
2.88%, 6/17/2046	THB	20,950,000	$ 599,917
3.40%, 6/17/2036	THB	13,710,000	431,693
3.58%, 12/17/2027	THB	16,000,000	525,215
3.63%, 6/16/2023	THB	37,740,000	1,234,126
3.65%, 12/17/2021	THB	49,260,000	1,594,239
3.78%, 6/25/2032	THB	10,000,000	330,145
3.85%, 12/12/2025	THB	41,700,000	1,395,867
4.00%, 6/17/2066	THB	36,810,000	1,191,982
4.26%, 12/12/2037	THB	76,600,000	2,685,155
4.68%, 6/29/2044	THB	21,340,000	797,236
4.75%, 12/20/2024	THB	5,000,000	174,767
4.85%, 6/17/2061	THB	33,460,000	1,284,199
4.88%, 6/22/2029	THB	43,010,000	1,560,018
Series 06-5, 5.85%, 3/31/2021	THB	11,150,000	376,536
			19,013,709
UNITED KINGDOM — 5.4%
United Kingdom Gilt:
0.50%, 7/22/2022	GBP	1,055,000	1,348,394
0.75%, 7/22/2023	GBP	1,085,000	1,387,159
United Kingdom Treasury Bond:
1.25%, 7/22/2027	GBP	940,000	1,202,271
1.50%, 1/22/2021	GBP	910,000	1,203,890
1.50%, 7/22/2026	GBP	950,000	1,249,992
1.50%, 7/22/2047	GBP	900,000	1,065,661
1.63%, 10/22/2028	GBP	535,000	700,764
1.63%, 10/22/2071	GBP	240,000	296,920
1.75%, 9/7/2022	GBP	1,105,000	1,479,881
1.75%, 9/7/2037	GBP	395,000	503,809
1.75%, 7/22/2057	GBP	615,000	784,809
2.00%, 7/22/2020	GBP	1,090,000	1,451,289
2.00%, 9/7/2025	GBP	975,000	1,330,622
2.25%, 9/7/2023	GBP	875,000	1,200,932
2.50%, 7/22/2065	GBP	715,000	1,143,443
2.75%, 9/7/2024	GBP	1,050,000	1,487,282
3.25%, 1/22/2044	GBP	965,000	1,586,963
3.50%, 1/22/2045	GBP	1,030,000	1,772,878
3.50%, 7/22/2068	GBP	715,000	1,456,897
3.75%, 9/7/2020	GBP	990,000	1,363,299
3.75%, 9/7/2021	GBP	1,050,000	1,481,520
3.75%, 7/22/2052	GBP	835,000	1,599,436
4.00%, 3/7/2022	GBP	1,230,000	1,768,229
4.00%, 1/22/2060	GBP	740,000	1,579,690
4.25%, 12/7/2027	GBP	1,210,000	1,958,205
4.25%, 6/7/2032	GBP	1,170,000	1,995,208
4.25%, 3/7/2036	GBP	1,115,000	1,977,371
4.25%, 9/7/2039	GBP	829,000	1,520,182
4.25%, 12/7/2040	GBP	929,000	1,725,352
4.25%, 12/7/2046	GBP	830,000	1,626,849
4.25%, 12/7/2049	GBP	620,000	1,254,539
4.25%, 12/7/2055	GBP	970,000	2,083,114
4.50%, 9/7/2034	GBP	1,015,000	1,819,107
4.50%, 12/7/2042	GBP	950,000	1,857,421
4.75%, 3/7/2020	GBP	1,280,000	1,762,891
4.75%, 12/7/2030	GBP	1,210,000	2,116,459

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
4.75%, 12/7/2038	GBP	980,000	$ 1,895,956
5.00%, 3/7/2025	GBP	1,405,000	2,253,187
6.00%, 12/7/2028	GBP	645,000	1,195,913
8.00%, 6/7/2021	GBP	885,000	1,370,985
			58,858,769
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,137,045,520)			1,068,366,912

	Shares
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d) (Cost $26,020)	26,020	26,020
TOTAL INVESTMENTS — 99.0% (Cost $1,137,071,540)		1,068,392,932
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		10,716,925
NET ASSETS — 100.0%		$ 1,079,109,857

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 19.2% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.

EMTN	= Euro Medium Term Note
GMTN	= Global Medium Term Note

AUD—	Australian Dollar
CAD—	Canadian Dollar
CHF—	Swiss Franc
CLP—	Chilean Peso
CZK—	Czech Koruna
DKK—	Danish Krone
EUR—	Euro
GBP—	British Pound
HKD—	Hong Kong Dollar
HUF—	Hungary Forint
IDR—	Indonesia Rupiah
ILS—	Israeli New Shekel
JPY—	Japanese Yen
KRW—	South Korean Won
MXN—	Mexican Peso
MYR—	Malaysian Ringgit
NOK—	Norwegian Krone
NZD—	New Zealand Dollar
PLN—	Polish Zloty
RUB—	Russian Ruble
SEK—	Swedish Krona
SGD—	Singapore Dollar
THB—	Thai Baht

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations
Australia	$ —	$ 49,272,563	$—	$ 49,272,563
Austria	—	37,933,507	—	37,933,507
Belgium	—	48,778,605	—	48,778,605
Canada	—	49,717,844	—	49,717,844
Chile	—	650,625	—	650,625
Czech Republic	—	6,799,411	—	6,799,411
Denmark	—	15,751,629	—	15,751,629
Finland	—	15,786,102	—	15,786,102
France	—	63,417,538	—	63,417,538
Germany	—	49,189,919	—	49,189,919
Hong Kong	—	1,172,241	—	1,172,241
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Hungary	$ —	$ 5,798,776	$—	$ 5,798,776
Indonesia	—	18,296,189	—	18,296,189
Ireland	—	20,043,376	—	20,043,376
Israel	—	8,273,486	—	8,273,486
Italy	—	55,469,335	—	55,469,335
Japan	—	247,946,448	—	247,946,448
Latvia	—	1,150,909	—	1,150,909
Lithuania	—	965,241	—	965,241
Luxembourg	—	1,484,227	—	1,484,227
Malaysia	—	21,249,560	—	21,249,560
Mexico	—	22,096,386	—	22,096,386
Netherlands	—	49,029,760	—	49,029,760
New Zealand	—	5,484,516	—	5,484,516
Norway	—	6,098,417	—	6,098,417
Poland	—	15,787,618	—	15,787,618
Portugal	—	22,151,812	—	22,151,812
Russia	—	9,463,920	—	9,463,920
Singapore	—	11,378,002	—	11,378,002
Slovakia	—	5,668,878	—	5,668,878
Slovenia	—	4,430,708	—	4,430,708
South Korea	—	49,829,879	—	49,829,879
Spain	—	48,577,422	—	48,577,422
Sweden	—	9,827,750	—	9,827,750
Switzerland	—	11,521,835	—	11,521,835
Thailand	—	19,013,709	—	19,013,709
United Kingdom	—	58,858,769	—	58,858,769
Short-Term Investment	26,020	—	—	26,020
TOTAL INVESTMENTS	$26,020	$1,068,366,912	$—	$1,068,392,932
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	216,818	$216,818	$7,452,805	$7,643,603	$—	$—	26,020	$26,020	$474	$—
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 87.6%
AEROSPACE & DEFENSE — 0.7%
General Dynamics Corp.:
3 Month USD LIBOR + 0.29%, 2.63%, 5/11/2020 (a)	$ 6,180,000	$ 6,198,046
3 Month USD LIBOR + 0.38%, 2.72%, 5/11/2021 (a)	4,795,000	4,826,311
Spirit AeroSystems, Inc. 3 Month USD LIBOR + 0.80% 3.13%, 6/15/2021 (a)	4,798,000	4,807,596
United Technologies Corp.:
3 Month USD LIBOR + 0.35%, 2.69%, 11/1/2019 (a)	5,413,000	5,426,099
3 Month USD LIBOR + 0.65%, 2.97%, 8/16/2021 (a)	6,760,000	6,775,751
		28,033,803
AGRICULTURE — 0.3%
BAT Capital Corp.:
3 Month USD LIBOR + 0.59%, 2.91%, 8/14/2020 (a) (b)	7,250,000	7,277,985
3 Month USD LIBOR + 0.88%, 3.19%, 8/15/2022 (a) (b)	4,000,000	4,029,000
Philip Morris International, Inc. 3 Month USD LIBOR + 0.42% 2.73%, 2/21/2020 (a)	1,890,000	1,895,443
		13,202,428
AUTO MANUFACTURERS — 7.4%
American Honda Finance Corp.:
3 Month USD LIBOR + 0.26%, 2.59%, 6/16/2020 (a)	3,667,000	3,672,574
Series GMTN, 3 Month USD LIBOR + 0.21%, 2.55%, 2/12/2021 (a)	5,294,000	5,292,359
Series MTN, 3 Month USD LIBOR + 0.15%, 2.49%, 11/13/2019 (a)	2,690,000	2,692,287
Series MTN, 3 Month USD LIBOR + 0.15%, 2.50%, 1/22/2019 (a)	3,990,000	3,991,636
Series MTN, 3 Month USD LIBOR + 0.27%, 2.62%, 7/20/2020 (a)	3,273,000	3,277,975
Series MTN, 3 Month USD LIBOR + 0.28%, 2.60%, 11/19/2018 (a)	239,000	239,088
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.34%, 2.66%, 2/14/2020 (a)	$ 4,951,000	$ 4,964,467
Series MTN, 3 Month USD LIBOR + 0.35%, 2.69%, 11/5/2021 (a)	12,590,000	12,609,514
Series MTN, 3 Month USD LIBOR + 0.47%, 2.79%, 11/16/2022 (a)	2,300,000	2,306,394
Series MTN, 3 Month USD LIBOR + 0.83%, 3.13%, 2/22/2019 (a)	2,674,000	2,682,316
BMW US Capital LLC:
3 Month USD LIBOR + 0.37%, 2.69%, 8/14/2020 (a) (b)	3,500,000	3,509,205
3 Month USD LIBOR + 0.41%, 2.75%, 4/12/2021 (a) (b)	6,079,000	6,089,274
3 Month USD LIBOR + 0.50%, 2.82%, 8/13/2021 (a) (b)	8,000,000	8,025,600
Daimler Finance North America LLC:
3 Month USD LIBOR + 0.25%, 2.59%, 11/5/2018 (a) (b)	6,810,000	6,811,634
3 Month USD LIBOR + 0.39%, 2.73%, 5/4/2020 (a) (b)	3,600,000	3,605,472
3 Month USD LIBOR + 0.43%, 2.77%, 2/12/2021 (a) (b)	3,040,000	3,041,672
3 Month USD LIBOR + 0.45%, 2.76%, 2/22/2021 (a) (b)	5,650,000	5,652,204
3 Month USD LIBOR + 0.53%, 2.87%, 5/5/2020 (a) (b)	6,634,000	6,655,229
3 Month USD LIBOR + 0.55%, 2.89%, 5/4/2021 (a) (b)	9,150,000	9,170,953
3 Month USD LIBOR + 0.62%, 2.96%, 10/30/2019 (a) (b)	2,600,000	2,610,738
3 Month USD LIBOR + 0.63%, 2.97%, 1/6/2020 (a) (b)	2,100,000	2,109,639
3 Month USD LIBOR + 0.84%, 3.18%, 5/4/2023 (a) (b)	4,500,000	4,515,795
Ford Motor Credit Co. LLC:
3 Month USD LIBOR + 0.24%, 3.55%, 2/15/2023 (a)	5,505,000	5,473,181
3 Month USD LIBOR + 0.79%, 3.12%, 6/12/2020 (a)	4,247,000	4,244,622

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.81%, 3.15%, 4/5/2021 (a)	$ 1,211,000	$ 1,201,615
3 Month USD LIBOR + 0.83%, 3.17%, 8/12/2019 (a)	5,580,000	5,590,267
3 Month USD LIBOR + 0.88%, 3.08%, 10/12/2021 (a)	6,750,000	6,690,735
3 Month USD LIBOR + 0.93%, 3.27%, 11/4/2019 (a)	1,265,000	1,268,453
3 Month USD LIBOR + 1.00%, 3.34%, 1/9/2020 (a)	6,354,000	6,374,269
3 Month USD LIBOR + 1.08%, 3.43%, 8/3/2022 (a)	9,157,000	9,056,365
3 Month USD LIBOR + 1.27%, 3.66%, 3/28/2022 (a) (c)	3,765,000	3,759,240
Series 1, 3 Month USD LIBOR + 0.83%, 3.16%, 3/12/2019 (a)	6,685,000	6,692,153
Series MTN, 3 Month USD LIBOR + 1.58%, 3.92%, 1/8/2019 (a)	3,375,000	3,385,496
General Motors Co.:
3 Month USD LIBOR + 0.80%, 3.14%, 8/7/2020 (a)	6,137,000	6,155,350
3 Month USD LIBOR + 0.90%, 3.23%, 9/10/2021 (a)	4,865,000	4,869,670
General Motors Financial Co., Inc.:
3 Month USD LIBOR + 0.54%, 2.88%, 11/6/2020 (a)	3,250,000	3,241,648
3 Month USD LIBOR + 0.85%, 3.19%, 4/9/2021 (a)	6,349,000	6,374,206
3 Month USD LIBOR + 0.93%, 3.27%, 4/13/2020 (a)	8,030,000	8,080,669
3 Month USD LIBOR + 0.99%, 3.33%, 1/5/2023 (a) (c)	4,500,000	4,490,955
3 Month USD LIBOR + 1.31%, 3.70%, 6/30/2022 (a)	7,288,000	7,370,500
3 Month USD LIBOR + 1.45%, 3.79%, 5/9/2019 (a)	3,690,000	3,712,952
3 Month USD LIBOR + 1.55%, 3.89%, 1/14/2022 (a)	3,168,000	3,233,292
Security Description	Principal Amount	Value
Harley-Davidson Financial Services, Inc. 3 Month USD LIBOR + 0.50% 2.81%, 5/21/2020 (a) (b)	$ 2,000,000	$ 2,005,740
Hyundai Capital America 3 Month USD LIBOR + 0.94% 3.26%, 7/8/2021 (a) (b)	2,000,000	2,005,920
Nissan Motor Acceptance Corp.:
3 Month USD LIBOR + 0.39%, 2.73%, 7/13/2020 (a) (b)	2,000,000	2,001,680
3 Month USD LIBOR + 0.39%, 2.78%, 9/28/2020 (a) (b)	1,700,000	1,700,102
3 Month USD LIBOR + 0.52%, 2.85%, 9/13/2019 (a) (b)	3,087,000	3,093,699
3 Month USD LIBOR + 0.63%, 2.98%, 9/21/2021 (a) (b) (c)	3,550,000	3,560,260
3 Month USD LIBOR + 0.65%, 2.99%, 7/13/2022 (a) (b)	3,700,000	3,702,331
3 Month USD LIBOR + 0.69%, 3.08%, 9/28/2022 (a) (b)	6,361,000	6,364,817
3 Month USD LIBOR + 0.89%, 3.23%, 1/13/2022 (a) (b)	6,682,000	6,752,228
3 Month USD LIBOR + 1.01%, 3.34%, 3/8/2019 (a) (b)	575,000	577,041
Toyota Motor Credit Corp.:
3 Month USD LIBOR + 0.10%, 2.43%, 1/10/2020 (a)	3,302,000	3,302,726
3 Month USD LIBOR + 0.26%, 2.60%, 4/17/2020 (a)	4,565,000	4,572,669
Series GMTN, 3 Month USD LIBOR + 0.17%, 2.51%, 9/18/2020 (a)	6,500,000	6,501,755
Series MTN, 3 Month USD LIBOR + 0.14%, 2.46%, 11/14/2019 (a)	1,100,000	1,100,495
Series MTN, 3 Month USD LIBOR + 0.15%, 2.52%, 12/24/2018 (a)	2,360,000	2,360,519
Series MTN, 3 Month USD LIBOR + 0.26%, 2.60%, 1/9/2019 (a)	5,442,000	5,445,320
Series MTN, 3 Month USD LIBOR + 0.28%, 2.62%, 4/13/2021 (a)	14,309,000	14,319,016
Series MTN, 3 Month USD LIBOR + 0.37%, 2.70%, 3/12/2020 (a)	3,309,000	3,318,298

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.40%, 2.71%, 5/17/2022 (a)	$ 350,000	$ 350,959
Series MTN, 3 Month USD LIBOR + 0.44%, 2.77%, 10/18/2019 (a)	6,897,000	6,923,898
Series MTN, 3 Month USD LIBOR + 0.48%, 2.81%, 9/8/2022 (a)	7,271,000	7,309,318
Series MTN, 3 Month USD LIBOR + 0.69%, 3.02%, 1/11/2022 (a)	4,775,000	4,831,870
Series MTN, 3 Month USD LIBOR + 0.82%, 3.14%, 2/19/2019 (a)	5,130,000	5,145,493
		302,037,817
BANKS — 52.9%
ABN AMRO Bank NV:
3 Month USD LIBOR + 0.41%, 2.75%, 1/19/2021 (a) (b)	6,080,000	6,083,466
3 Month USD LIBOR + 0.57%, 2.88%, 8/27/2021 (a) (b)	8,784,000	8,807,190
3 Month USD LIBOR + 0.64%, 2.97%, 1/18/2019 (a) (b)	14,299,000	14,322,736
ANZ New Zealand Int'l, Ltd. 3 Month USD LIBOR + 1.00% 3.34%, 1/25/2022 (a) (b)	1,000,000	1,012,270
ASB Bank, Ltd. 3 Month USD LIBOR + 0.97% 3.30%, 6/14/2023 (a) (b)	3,000,000	3,022,860
Australia & New Zealand Banking Group, Ltd.:
3 Month USD LIBOR + 0.32%, 2.66%, 11/9/2020 (a) (b)	3,409,000	3,414,045
3 Month USD LIBOR + 0.46%, 2.77%, 5/17/2021 (a) (b)	9,800,000	9,818,522
3 Month USD LIBOR + 0.50%, 2.82%, 8/19/2020 (a) (b)	5,312,000	5,336,382
3 Month USD LIBOR + 0.66%, 3.03%, 9/23/2019 (a) (b)	6,375,000	6,408,405
3 Month USD LIBOR + 0.71%, 3.03%, 5/19/2022 (a) (b)	2,875,000	2,891,733
3 Month USD LIBOR + 0.75%, 3.07%, 11/16/2018 (a) (b)	7,405,000	7,411,294
3 Month USD LIBOR + 0.87%, 3.18%, 11/23/2021 (a) (b)	2,175,000	2,201,753
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.99%, 3.31%, 6/1/2021 (a) (b)	$ 4,225,000	$ 4,290,150
Banco Santander SA:
3 Month USD LIBOR + 1.09%, 3.40%, 2/23/2023 (a)	4,950,000	4,957,475
3 Month USD LIBOR + 1.12%, 3.46%, 4/12/2023 (a)	5,400,000	5,412,096
3 Month USD LIBOR + 1.56%, 3.89%, 4/11/2022 (a)	5,430,000	5,548,591
Bank of America Corp.:
3 Month USD LIBOR + 0.38%, 2.73%, 1/23/2022 (a)	8,706,000	8,680,056
3 Month USD LIBOR + 1.00%, 3.34%, 4/24/2023 (a)	13,263,000	13,430,777
3 Month USD LIBOR + 1.04%, 3.38%, 1/15/2019 (a)	8,617,000	8,641,558
Series GMTN, 3 Month USD LIBOR + 0.66%, 3.01%, 7/21/2021 (a)	8,815,000	8,863,218
Series GMTN, 3 Month USD LIBOR + 1.42%, 3.76%, 4/19/2021 (a)	7,659,000	7,867,708
Series MTN, 3 Month USD LIBOR + 0.65%, 2.99%, 10/1/2021 (a)	6,130,000	6,164,144
Series MTN, 3 Month USD LIBOR + 0.65%, 3.02%, 6/25/2022 (a)	8,000,000	8,020,160
Series MTN, 3 Month USD LIBOR + 0.87%, 3.27%, 4/1/2019 (a)	10,347,000	10,387,560
Series MTN, 3 Month USD LIBOR + 1.16%, 3.51%, 1/20/2023 (a)	3,365,000	3,422,945
Series MTN, 3 Month USD LIBOR + 1.18%, 3.53%, 10/21/2022 (a)	3,723,000	3,785,807
Bank of America NA:
Series BKNT, 3 Month USD LIBOR + 0.25%, 2.56%, 8/28/2020 (a)	9,825,000	9,833,646
Series BKNT, 3 Month USD LIBOR + 0.76%, 3.08%, 12/7/2018 (a)	1,095,000	1,096,226
Bank of Montreal:
Series D, 3 Month USD LIBOR + 0.46%, 2.80%, 4/13/2021 (a)	6,462,000	6,489,270
Series MTN, 3 Month USD LIBOR + 0.25%, 2.58%, 9/11/2019 (a)	5,175,000	5,181,417

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.34%, 2.68%, 7/13/2020 (a)	$ 7,337,000	$ 7,359,378
Series MTN, 3 Month USD LIBOR + 0.44%, 2.77%, 6/15/2020 (a)	6,131,000	6,157,302
Series MTN, 3 Month USD LIBOR + 0.63%, 2.96%, 9/11/2022 (a)	1,200,000	1,207,068
Series MTN, 3 Month USD LIBOR + 0.65%, 2.98%, 7/18/2019 (a)	8,151,000	8,186,946
Series MTN, 3 Month USD LIBOR + 0.79%, 3.10%, 8/27/2021 (a)	5,103,000	5,169,492
Bank of New York Mellon Corp.:
Series MTN, 3 Month USD LIBOR + 0.48%, 2.81%, 9/11/2019 (a)	2,365,000	2,373,609
Series MTN, 3 Month USD LIBOR + 0.87%, 3.18%, 8/17/2020 (a)	1,650,000	1,670,889
Bank of Nova Scotia:
3 Month USD LIBOR + 0.62%, 2.94%, 12/5/2019 (a)	3,396,000	3,414,237
3 Month USD LIBOR + 0.64%, 2.96%, 3/7/2022 (a)	6,341,000	6,387,480
3 Month USD LIBOR + 0.83%, 3.17%, 1/15/2019 (a)	2,874,000	2,880,524
Series BKNT, 3 Month USD LIBOR + 0.29%, 2.63%, 1/8/2021 (a) (c)	2,493,000	2,494,296
Series BKNT, 3 Month USD LIBOR + 0.39%, 2.73%, 7/14/2020 (a) (c)	3,565,000	3,577,584
Series BKNT, 3 Month USD LIBOR + 0.44%, 2.79%, 4/20/2021 (a)	10,710,000	10,744,165
Series BKNT, 3 Month USD LIBOR + 0.62%, 2.96%, 9/19/2022 (a)	2,000,000	2,011,460
Banque Federative du Credit Mutuel SA:
3 Month USD LIBOR + 0.49%, 2.84%, 7/20/2020 (a) (b)	1,700,000	1,705,780
3 Month USD LIBOR + 0.73%, 3.08%, 7/20/2022 (a) (b)	5,700,000	5,714,022
3 Month USD LIBOR + 0.96%, 3.31%, 7/20/2023 (a) (b)	5,150,000	5,187,338
Barclays Bank PLC:
3 Month USD LIBOR + 0.46%, 2.79%, 1/11/2021 (a)	7,503,000	7,511,628
Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 0.55%, 2.89%, 8/7/2019 (a)	$ 1,500,000	$ 1,502,865
Series GMTN, 3 Month USD LIBOR + 0.65%, 2.99%, 8/7/2020 (a)	1,069,000	1,073,244
Barclays PLC:
3 Month USD LIBOR + 1.63%, 3.96%, 1/10/2023 (a) (c)	10,701,000	10,887,839
3 Month USD LIBOR + 2.11%, 4.45%, 8/10/2021 (a)	12,911,000	13,392,451
BB&T Corp.:
Series MTN, 3 Month USD LIBOR + 0.22%, 2.56%, 2/1/2021 (a)	4,573,000	4,564,540
Series MTN, 3 Month USD LIBOR + 0.57%, 2.90%, 6/15/2020 (a)	4,458,000	4,484,124
Series MTN, 3 Month USD LIBOR + 0.65%, 2.99%, 4/1/2022 (a)	2,000,000	2,015,020
Series MTN, 3 Month USD LIBOR + 0.66%, 3.00%, 2/1/2019 (a)	6,799,000	6,810,082
BNG Bank NV 3 Month USD LIBOR + 0.10% 2.44%, 7/14/2020 (a) (b) (c)	24,575,000	24,616,040
BPCE SA:
3 Month USD LIBOR + 1.22%, 3.53%, 5/22/2022 (a) (b)	5,255,000	5,310,388
3 Month USD LIBOR + 1.24%, 3.57%, 9/12/2023 (a) (b) (c)	4,500,000	4,502,700
Series MTN, 3 Month USD LIBOR + 0.88%, 3.19%, 5/31/2022 (a)	5,785,000	5,830,701
Branch Banking & Trust Co.:
3 Month USD LIBOR + 0.45%, 2.79%, 1/15/2020 (a)	2,916,000	2,923,523
Series BKNT, 3 Month USD LIBOR + 0.22%, 2.54%, 6/1/2020 (a)	3,650,000	3,651,205
Canadian Imperial Bank of Commerce:
3 Month USD LIBOR + 0.32%, 2.66%, 2/2/2021 (a)	3,000,000	3,003,240
3 Month USD LIBOR + 0.52%, 2.84%, 9/6/2019 (a)	3,310,000	3,322,148
3 Month USD LIBOR + 0.72%, 3.05%, 6/16/2022 (a)	3,646,000	3,674,986

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 3 Month USD LIBOR + 0.31%, 2.65%, 10/5/2020 (a)	$ 10,591,000	$ 10,608,687
Series BKNT, 3 Month USD LIBOR + 0.66%, 2.99%, 9/13/2023 (a)	4,000,000	4,010,040
Capital One Financial Corp.:
3 Month USD LIBOR + 0.45%, 2.79%, 10/30/2020 (a)	2,500,000	2,500,275
3 Month USD LIBOR + 0.72%, 3.06%, 1/30/2023 (a)	9,875,000	9,828,785
3 Month USD LIBOR + 0.76%, 3.10%, 5/12/2020 (a)	3,477,000	3,499,218
3 Month USD LIBOR + 0.95%, 3.28%, 3/9/2022 (a)	1,773,000	1,782,060
Capital One NA:
3 Month USD LIBOR + 0.77%, 3.10%, 9/13/2019 (a)	4,160,000	4,178,262
Series BKNT, 3 Month USD LIBOR + 0.82%, 3.16%, 8/8/2022 (a)	1,750,000	1,753,815
Series BKNT, 3 Month USD LIBOR + 1.15%, 3.49%, 1/30/2023 (a)	185,000	186,881
Citibank NA:
3 Month USD LIBOR + 0.23%, 2.57%, 11/9/2018 (a)	8,850,000	8,852,035
3 Month USD LIBOR + 0.57%, 2.92%, 7/23/2021 (a)	10,415,000	10,468,116
3 Month USD LIBOR + 0.26%, 2.60%, 9/18/2019 (a)	5,882,000	5,889,352
3 Month USD LIBOR + 0.34%, 2.68%, 3/20/2019 (a)	6,050,000	6,055,868
Series BKNT, 3 Month USD LIBOR + 0.30%, 2.65%, 10/20/2020 (a)	10,125,000	10,131,885
Series BKNT, 3 Month USD LIBOR + 0.32%, 2.66%, 5/1/2020 (a)	10,582,000	10,599,460
Series BKNT, 3 Month USD LIBOR + 0.35%, 2.69%, 2/12/2021 (a)	10,785,000	10,789,961
Series BKNT, 3 Month USD LIBOR + 0.50%, 2.83%, 6/12/2020 (a)	4,071,000	4,089,238
Citigroup, Inc.:
3 Month USD LIBOR + 0.69%, 3.03%, 10/27/2022 (a)	15,512,000	15,508,432
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.79%, 3.12%, 1/10/2020 (a)	$ 12,269,000	$ 12,354,883
3 Month USD LIBOR + 0.86%, 3.18%, 12/7/2018 (a)	2,696,000	2,699,613
3 Month USD LIBOR + 0.93%, 3.25%, 6/7/2019 (a)	15,617,000	15,698,677
3 Month USD LIBOR + 0.95%, 3.29%, 7/24/2023 (a)	597,000	601,155
3 Month USD LIBOR + 1.07%, 3.40%, 12/8/2021 (a)	6,108,000	6,207,011
3 Month USD LIBOR + 1.19%, 3.54%, 8/2/2021 (a) (c)	6,275,000	6,395,103
3 Month USD LIBOR + 1.31%, 3.64%, 10/26/2020 (a)	8,950,000	9,126,762
3 Month USD LIBOR + 1.38%, 3.77%, 3/30/2021 (a)	8,321,000	8,508,971
3 Month USD LIBOR + 1.43%, 3.75%, 9/1/2023 (a)	1,644,000	1,681,286
3 Month USD LIBOR + 0.96%, 3.30%, 4/25/2022 (a)	15,338,000	15,540,922
Citizens Bank NA/Providence 3 Month USD LIBOR + 0.54% 2.86%, 3/2/2020 (a)	2,275,000	2,280,938
Commonwealth Bank of Australia:
3 Month USD LIBOR + 0.40%, 2.74%, 9/18/2020 (a) (b)	1,845,000	1,849,391
3 Month USD LIBOR + 0.45%, 2.78%, 3/10/2020 (a) (b)	3,100,000	3,107,409
3 Month USD LIBOR + 0.64%, 2.98%, 11/7/2019 (a) (b)	2,582,000	2,595,117
3 Month USD LIBOR + 0.68%, 3.02%, 9/18/2022 (a) (b)	3,700,000	3,713,764
3 Month USD LIBOR + 0.70%, 3.03%, 3/10/2022 (a) (b) (c)	6,959,000	6,996,927
3 Month USD LIBOR + 0.70%, 3.03%, 3/16/2023 (a) (b)	7,899,000	7,929,569
3 Month USD LIBOR + 0.79%, 3.14%, 11/2/2018 (a) (b)	6,621,000	6,625,436
3 Month USD LIBOR + 0.83%, 3.15%, 9/6/2021 (a) (b)	10,505,000	10,629,064

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.06%, 3.39%, 3/15/2019 (a) (b)	$ 1,840,000	$ 1,847,710
3 Month USD LIBOR + 0.64%, 2.98%, 11/7/2019 (a)	300,000	301,524
Compass Bank 3 Month USD LIBOR + 0.73% 3.06%, 6/11/2021 (a)	5,000,000	4,992,650
Cooperatieve Rabobank UA:
3 Month USD LIBOR + 0.43%, 2.76%, 4/26/2021 (a)	3,500,000	3,507,630
3 Month USD LIBOR + 0.48%, 2.81%, 1/10/2023 (a)	4,450,000	4,438,697
3 Month USD LIBOR + 0.83%, 3.16%, 1/10/2022 (a)	7,840,000	7,939,490
Series BKNT, 3 Month USD LIBOR + 0.51%, 2.85%, 8/9/2019 (a)	3,150,000	3,161,277
Credit Agricole SA:
3 Month USD LIBOR + 0.80%, 3.14%, 4/15/2019 (a) (b)	6,050,000	6,073,171
3 Month USD LIBOR + 0.97%, 3.30%, 6/10/2020 (a) (b)	2,550,000	2,579,631
3 Month USD LIBOR + 1.02%, 3.36%, 4/24/2023 (a) (b)	6,500,000	6,514,170
3 Month USD LIBOR + 1.18%, 3.58%, 7/1/2021 (a) (b)	3,750,000	3,819,188
3 Month USD LIBOR + 1.43%, 3.76%, 1/10/2022 (a) (b)	2,500,000	2,545,750
Credit Suisse Group Funding Guernsey, Ltd. 3 Month USD LIBOR + 2.29% 4.62%, 4/16/2021 (a)	7,343,000	7,658,896
Danske Bank A/S:
3 Month USD LIBOR + 0.51%, 2.83%, 3/2/2020 (a) (b)	5,440,000	5,441,958
3 Month USD LIBOR + 0.58%, 2.90%, 9/6/2019 (a) (b)	3,331,000	3,334,231
3 Month USD LIBOR + 1.06%, 3.39%, 9/12/2023 (a) (b)	3,750,000	3,718,538
DBS Group Holdings, Ltd.:
3 Month USD LIBOR + 0.49%, 2.82%, 6/8/2020 (a) (b)	5,875,000	5,888,512
3 Month USD LIBOR + 0.50%, 2.84%, 7/16/2019 (a) (b)	745,000	745,909
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.62%, 2.96%, 7/25/2022 (a) (b)	$ 2,100,000	$ 2,108,064
Deutsche Bank AG:
3 Month USD LIBOR + 0.97%, 3.31%, 7/13/2020 (a)	7,934,000	7,908,849
3 Month USD LIBOR + 1.19%, 3.51%, 11/16/2022 (a)	8,504,000	8,342,594
3 Month USD LIBOR + 1.23%, 3.54%, 2/27/2023 (a)	5,015,000	4,895,894
3 Month USD LIBOR + 1.31%, 3.63%, 8/20/2020 (a)	2,758,000	2,755,270
3 Month USD LIBOR + 1.45%, 3.78%, 1/18/2019 (a)	11,280,000	11,300,868
3 Month USD LIBOR + 1.91%, 4.25%, 5/10/2019 (a)	5,038,000	5,066,817
3 Month USD LIBOR + 0.82%, 3.16%, 1/22/2021 (a)	5,649,000	5,579,404
DNB Bank ASA 3 Month USD LIBOR + 0.37% 2.77%, 10/2/2020 (a) (b)	5,075,000	5,082,308
Fifth Third Bank:
Series BKNT, 3 Month USD LIBOR + 0.25%, 2.59%, 10/30/2020 (a)	3,950,000	3,948,341
Series BKNT, 3 Month USD LIBOR + 0.44%, 2.77%, 7/26/2021 (a)	3,550,000	3,554,402
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 0.73%, 3.11%, 12/27/2020 (a)	8,920,000	8,963,173
3 Month USD LIBOR + 0.75%, 3.06%, 2/23/2023 (a)	25,619,000	25,725,575
3 Month USD LIBOR + 0.78%, 3.12%, 10/31/2022 (a)	15,277,000	15,343,149
3 Month USD LIBOR + 0.80%, 3.13%, 12/13/2019 (a) (c)	5,500,000	5,536,300
3 month USD LIBOR + 1.00%, 3.34%, 7/24/2023 (a)	1,437,000	1,450,149
3 Month USD LIBOR + 1.02%, 3.37%, 10/23/2019 (a)	5,906,000	5,956,733
3 Month USD LIBOR + 1.04%, 3.38%, 4/25/2019 (a)	6,617,000	6,649,953

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.05%, 3.37%, 6/5/2023 (a)	$ 3,948,000	$ 3,991,112
3 Month USD LIBOR + 1.11%, 3.44%, 4/26/2022 (a)	20,257,000	20,466,863
3 Month USD LIBOR + 1.16%, 3.51%, 4/23/2020 (a)	12,797,000	12,956,962
3 Month USD LIBOR + 1.17%, 3.48%, 11/15/2021 (a)	16,653,000	16,878,482
3 Month USD LIBOR + 1.20%, 3.53%, 9/15/2020 (a)	6,300,000	6,398,469
3 Month USD LIBOR + 1.36%, 3.70%, 4/23/2021 (a)	7,945,000	8,119,154
FRN, 3 Month USD LIBOR + 1.77%, 4.08%, 2/25/2021 (a)	4,072,000	4,200,390
Series MTN, 3 Month USD LIBOR + 1.10%, 3.41%, 11/15/2018 (a)	14,694,000	14,712,074
HSBC Holdings PLC:
3 Month USD LIBOR + 0.65%, 2.98%, 9/11/2021 (a)	9,550,000	9,565,757
3 Month USD LIBOR + 1.50%, 3.84%, 1/5/2022 (a)	9,966,000	10,233,986
3 Month USD LIBOR + 1.66%, 3.97%, 5/25/2021 (a)	11,920,000	12,276,170
3 Month USD LIBOR + 0.60%, 2.92%, 5/18/2021 (a)	21,300,000	21,331,737
3 Month USD LIBOR + 2.24%, 4.57%, 3/8/2021 (a)	9,014,000	9,401,422
HSBC USA, Inc. 3 Month USD LIBOR + 0.61% 2.95%, 11/13/2019 (a)	4,375,000	4,394,556
Huntington National Bank Series BKNT, 3 Month USD LIBOR + 0.51% 2.84%, 3/10/2020 (a)	1,600,000	1,604,288
Industrial & Commercial Bank of China, Ltd. 3 Month USD LIBOR + 0.75% 3.09%, 11/8/2020 (a)	3,150,000	3,153,087
Industrial Bank of Korea 3 Month USD LIBOR + 0.60% 2.95%, 8/2/2021 (a) (b)	10,000,000	10,022,100
ING Bank NV:
3 Month USD LIBOR + 0.69%, 3.09%, 10/1/2019 (a) (b) (c)	1,725,000	1,733,366
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.13%, 3.50%, 3/22/2019 (a) (b)	$ 3,561,000	$ 3,578,057
ING Groep NV:
3 Month USD LIBOR + 1.00%, 3.40%, 10/2/2023 (a)	4,000,000	4,007,080
3 Month USD LIBOR + 1.15%, 3.54%, 3/29/2022 (a)	10,319,000	10,470,070
JPMorgan Chase & Co.:
3 Month USD LIBOR + 0.55%, 2.88%, 3/9/2021 (a)	16,726,000	16,778,018
3 Month USD LIBOR + 0.61%, 2.95%, 6/18/2022 (a)	8,500,000	8,526,180
3 Month USD LIBOR + 0.68%, 3.00%, 6/1/2021 (a)	11,622,000	11,685,689
3 Month USD LIBOR + 0.84%, 3.21%, 3/22/2019 (a)	6,525,000	6,543,792
3 month USD LIBOR + 0.90%, 3.24%, 4/25/2023 (a)	11,651,000	11,762,034
3 Month USD LIBOR + 0.96%, 3.30%, 1/23/2020 (a)	7,075,000	7,150,278
3 month USD LIBOR + 1.00%, 3.34%, 1/15/2023 (a)	8,374,000	8,484,788
3 Month USD LIBOR + 1.10%, 3.42%, 6/7/2021 (a)	5,335,000	5,437,539
3 Month USD LIBOR + 1.21%, 3.54%, 10/29/2020 (a)	3,725,000	3,794,732
3 Month USD LIBOR + 1.48%, 3.80%, 3/1/2021 (a)	6,051,000	6,232,772
Series 1, 3 Month USD LIBOR + 0.63%, 2.97%, 1/28/2019 (a)	8,023,000	8,038,645
JPMorgan Chase Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.23%, 2.54%, 9/1/2020 (a)	5,300,000	5,304,558
Series BKNT, 3 Month USD LIBOR + 0.25%, 2.59%, 2/13/2020 (a)	13,339,000	13,349,404
Series BKNT, 3 Month USD LIBOR + 0.29%, 2.63%, 2/1/2021 (a)	13,500,000	13,510,800
Series BKNT, 3 Month USD LIBOR + 0.34%, 2.67%, 4/26/2021 (a)	12,670,000	12,680,136

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 3 Month USD LIBOR + 0.59%, 2.96%, 9/23/2019 (a)	$ 4,937,000	$ 4,958,525
KEB Hana Bank 3 Month USD LIBOR + 0.73% 3.07%, 4/5/2020 (a) (b)	1,400,000	1,401,428
Lloyds Bank PLC 3 Month USD LIBOR + 0.49% 2.83%, 5/7/2021 (a)	11,671,000	11,705,780
Macquarie Bank, Ltd.:
3 Month USD LIBOR + 0.35%, 2.69%, 4/4/2019 (a) (b)	2,265,000	2,266,993
3 Month USD LIBOR + 1.12%, 3.46%, 7/29/2020 (a) (b)	4,800,000	4,863,120
3 Month USD LIBOR + 1.18%, 3.52%, 1/15/2019 (a) (b) (c)	3,095,000	3,103,976
Manufacturers & Traders Trust Co. Series BKNT, 3 Month USD LIBOR + 0.27% 2.61%, 1/25/2021 (a) (c)	4,795,000	4,793,705
Mitsubishi UFJ Financial Group, Inc.:
3 Month USD LIBOR + 0.65%, 2.98%, 7/26/2021 (a)	4,725,000	4,743,097
3 Month USD LIBOR + 0.74%, 3.06%, 3/2/2023 (a)	12,461,000	12,467,230
3 Month USD LIBOR + 0.79%, 3.13%, 7/25/2022 (a)	15,090,000	15,151,114
3 Month USD LIBOR + 0.86%, 3.19%, 7/26/2023 (a)	8,825,000	8,847,680
3 Month USD LIBOR + 0.92%, 3.23%, 2/22/2022 (a)	6,931,000	6,996,290
3 Month USD LIBOR + 1.06%, 3.39%, 9/13/2021 (a)	7,906,000	8,021,665
3 Month USD LIBOR + 1.88%, 4.20%, 3/1/2021 (a)	2,300,000	2,375,210
Mizuho Bank, Ltd. 3 Month USD LIBOR + 1.19% 3.54%, 10/20/2018 (a) (b)	1,077,000	1,077,603
Mizuho Financial Group, Inc.:
3 Month USD LIBOR + 0.79%, 3.11%, 3/5/2023 (a)	11,050,000	11,056,409
3 Month USD LIBOR + 0.88%, 3.21%, 9/11/2022 (a)	10,146,000	10,207,383
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.94%, 3.25%, 2/28/2022 (a)	$ 12,983,000	$ 13,094,005
3 Month USD LIBOR + 1.14%, 3.47%, 9/13/2021 (a)	7,514,000	7,626,560
3 Month USD LIBOR + 1.48%, 3.82%, 4/12/2021 (a) (b)	4,775,000	4,879,811
Morgan Stanley:
3 Month USD LIBOR + 0.85%, 3.19%, 1/24/2019 (a)	10,005,000	10,029,212
3 Month USD LIBOR + 0.93%, 3.28%, 7/22/2022 (a)	18,102,000	18,254,781
3 Month USD LIBOR + 0.98%, 3.31%, 6/16/2020 (a)	2,375,000	2,400,650
3 Month USD LIBOR + 1.14%, 3.48%, 1/27/2020 (a)	11,764,000	11,917,520
3 Month USD LIBOR + 1.18%, 3.53%, 1/20/2022 (a)	24,168,000	24,476,625
Series 3NC2, 3 Month USD LIBOR + 0.80%, 3.12%, 2/14/2020 (a)	33,523,000	33,601,109
Series GMTN, 3 Month USD LIBOR + 0.55%, 2.89%, 2/10/2021 (a)	21,341,000	21,393,072
Series GMTN, 3 Month USD LIBOR + 1.38%, 3.72%, 2/1/2019 (a)	4,511,000	4,529,721
Series GMTN, 3 Month USD LIBOR + 1.40%, 3.75%, 4/21/2021 (a)	8,909,000	9,123,618
Series MTN, 3 Month USD LIBOR + 0.74%, 3.09%, 7/23/2019 (a)	8,442,000	8,482,268
National Australia Bank, Ltd.:
3 Month USD LIBOR + 0.35%, 2.69%, 1/12/2021 (a) (b)	7,630,000	7,630,687
3 Month USD LIBOR + 0.51%, 2.82%, 5/22/2020 (a) (b)	13,844,000	13,905,883
3 Month USD LIBOR + 0.58%, 2.92%, 9/20/2021 (a) (b) (c)	6,750,000	6,779,497
3 Month USD LIBOR + 0.60%, 2.94%, 4/12/2023 (a) (b) (c)	2,500,000	2,499,300
3 Month USD LIBOR + 0.72%, 3.03%, 5/22/2022 (a) (b)	1,745,000	1,755,557
3 Month USD LIBOR + 0.78%, 3.12%, 1/14/2019 (a) (b)	2,025,000	2,029,192

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.89%, 3.22%, 1/10/2022 (a) (b)	$ 4,025,000	$ 4,074,588
3 Month USD LIBOR + 1.00%, 3.34%, 7/12/2021 (a) (b)	5,135,000	5,218,341
3 Month USD LIBOR + 1.00%, 3.34%, 7/12/2021 (a)	1,000,000	1,016,230
National Bank of Canada:
Series BKNT, 3 Month USD LIBOR + 0.84%, 3.17%, 12/14/2018 (a)	2,075,000	2,078,403
Series MTN, 3 Month USD LIBOR + 0.56%, 2.89%, 6/12/2020 (a)	5,275,000	5,303,960
Series MTN, 3 Month USD LIBOR + 0.60%, 2.94%, 1/17/2020 (a)	3,725,000	3,744,035
Nederlandse Waterschapsbank NV:
3 Month USD LIBOR + 0.01%, 2.35%, 2/8/2019 (a) (b)	1,750,000	1,750,193
3 Month USD LIBOR + 0.02%, 2.35%, 3/15/2019 (a) (b)	950,000	950,029
3 Month USD LIBOR + 0.02%, 2.36%, 8/9/2019 (a) (b) (c)	17,000,000	17,002,210
3 Month USD LIBOR + 0.03%, 2.34%, 2/24/2020 (a) (b)	11,600,000	11,604,408
Nordea Bank AB 3 Month USD LIBOR + 0.47% 2.79%, 5/29/2020 (a) (b)	5,150,000	5,169,107
PNC Bank NA:
3 Month USD LIBOR + 0.25%, 2.60%, 1/22/2021 (a)	4,775,000	4,772,278
3 Month USD LIBOR + 0.40%, 2.72%, 12/7/2018 (a)	4,098,000	4,100,500
3 Month USD LIBOR + 0.50%, 2.84%, 7/27/2022 (a)	1,989,000	1,993,475
Series BKNT, 3 Month USD LIBOR + 0.36%, 2.68%, 5/19/2020 (a)	6,138,000	6,153,713
Regions Bank:
Series BKNT, 3 Month USD LIBOR + 0.38%, 2.72%, 4/1/2021 (a)	4,350,000	4,344,954
Series BKNT, 3 Month USD LIBOR + 0.50%, 2.84%, 8/13/2021 (a)	4,375,000	4,378,238
Royal Bank of Canada:
Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 0.30%, 2.64%, 7/22/2020 (a)	$ 5,000,000	$ 5,011,000
Series GMTN, 3 Month USD LIBOR + 0.38%, 2.70%, 3/2/2020 (a)	5,495,000	5,512,144
Series GMTN, 3 Month USD LIBOR + 0.39%, 2.73%, 4/30/2021 (a)	13,813,000	13,859,135
Series GMTN, 3 Month USD LIBOR + 0.45%, 2.78%, 1/10/2019 (a)	7,656,000	7,664,804
Series GMTN, 3 Month USD LIBOR + 0.48%, 2.82%, 7/29/2019 (a)	2,040,000	2,046,773
Series GMTN, 3 Month USD LIBOR + 0.52%, 2.84%, 3/6/2020 (a)	3,404,000	3,421,428
Series GMTN, 3 Month USD LIBOR + 0.53%, 2.86%, 3/15/2019 (a)	6,391,000	6,404,549
Series GMTN, 3 Month USD LIBOR + 0.71%, 3.05%, 4/15/2019 (a)	7,075,000	7,099,762
Series GMTN, 3 Month USD LIBOR + 0.73%, 3.07%, 2/1/2022 (a)	6,894,000	6,971,006
Series MTN, 3 Month USD LIBOR + 0.24%, 2.56%, 8/29/2019 (a)	2,970,000	2,974,099
Series MTN, 3 Month USD LIBOR + 0.24%, 2.57%, 10/26/2020 (a)	5,214,000	5,214,626
Royal Bank of Scotland Group PLC 3 Month USD LIBOR + 1.47% 3.78%, 5/15/2023 (a)	16,249,000	16,374,767
Santander UK PLC:
3 Month USD LIBOR + 0.30%, 2.65%, 11/3/2020 (a)	5,495,000	5,493,022
3 Month USD LIBOR + 0.62%, 2.94%, 6/1/2021 (a)	4,500,000	4,525,920
3 Month USD LIBOR + 1.48%, 3.81%, 3/14/2019 (a)	4,915,000	4,944,392
Skandinaviska Enskilda Banken AB:
3 Month USD LIBOR + 0.43%, 2.74%, 5/17/2021 (a) (b)	10,300,000	10,316,377
3 Month USD LIBOR + 0.57%, 2.90%, 9/13/2019 (a) (b)	5,625,000	5,645,925
Societe Generale SA 3 Month USD LIBOR + 1.33% 3.67%, 4/8/2021 (a) (b) (c)	4,200,000	4,287,234

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Standard Chartered PLC:
3 Month USD LIBOR + 1.13%, 3.45%, 8/19/2019 (a) (b)	$ 2,225,000	$ 2,240,264
3 Month USD LIBOR + 1.15%, 3.56%, 1/20/2023 (a) (b)	5,000,000	5,025,600
Sumitomo Mitsui Banking Corp.:
3 Month USD LIBOR + 0.31%, 2.64%, 10/18/2019 (a)	6,900,000	6,908,556
3 Month USD LIBOR + 0.35%, 2.69%, 1/17/2020 (a)	11,092,000	11,110,745
3 Month USD LIBOR + 0.67%, 3.01%, 10/19/2018 (a)	4,060,000	4,061,380
3 Month USD LIBOR + 0.54%, 2.87%, 1/11/2019 (a)	5,043,000	5,048,598
Series MTN, 3 Month USD LIBOR + 0.94%, 3.27%, 1/18/2019 (a)	3,200,000	3,207,616
Sumitomo Mitsui Financial Group, Inc.:
3 Month USD LIBOR + 0.74%, 3.07%, 10/18/2022 (a)	4,170,000	4,178,549
3 Month USD LIBOR + 0.74%, 3.08%, 1/17/2023 (a) (c)	6,558,000	6,564,165
3 Month USD LIBOR + 0.78%, 3.12%, 7/12/2022 (a)	7,087,000	7,117,261
3 Month USD LIBOR + 0.86%, 3.20%, 7/19/2023 (a)	4,600,000	4,620,424
3 Month USD LIBOR + 1.11%, 3.45%, 7/14/2021 (a)	2,375,000	2,412,335
3 Month USD LIBOR + 1.14%, 3.48%, 10/19/2021 (a)	5,154,000	5,241,618
3 Month USD LIBOR + 1.68%, 4.01%, 3/9/2021 (a)	4,735,000	4,869,285
Sumitomo Mitsui Trust Bank, Ltd.:
3 Month USD LIBOR + 0.44%, 2.78%, 9/19/2019 (a) (b)	2,000,000	2,004,160
3 Month USD LIBOR + 0.51%, 2.83%, 3/6/2019 (a) (b)	2,955,000	2,959,107
3 Month USD LIBOR + 0.91%, 3.24%, 10/18/2019 (a) (b)	1,000,000	1,007,110
SunTrust Bank:
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.53%, 2.87%, 1/31/2020 (a)	$ 4,445,000	$ 4,463,713
Series BKNT, 3 Month USD LIBOR + 0.59%, 2.93%, 8/2/2022 (a)	3,850,000	3,851,925
Svenska Handelsbanken:
3 Month USD LIBOR + 0.40%, 2.74%, 2/12/2019 (a)	1,500,000	1,501,971
3 Month USD LIBOR + 0.40%, 2.74%, 2/12/2019 (a)	180,000	180,237
Svenska Handelsbanken AB:
3 Month USD LIBOR + 0.36%, 2.69%, 9/8/2020 (a)	7,475,000	7,491,370
3 Month USD LIBOR + 0.49%, 2.82%, 6/17/2019 (a)	6,255,000	6,270,075
Series BKNT, 3 Month USD LIBOR + 0.47%, 2.78%, 5/24/2021 (a)	10,007,000	10,036,521
Series BKNT, 3 Month USD LIBOR + 0.49%, 2.81%, 9/6/2019 (a)	5,559,000	5,577,567
Swedbank AB 3 Month USD LIBOR + 0.70% 3.03%, 3/14/2022 (a) (b)	3,700,000	3,732,523
Synchrony Bank Series BKNT, 3 Month USD LIBOR + 0.63% 3.01%, 3/30/2020 (a)	6,581,000	6,577,380
Toronto-Dominion Bank:
3 Month USD LIBOR + 0.15%, 2.49%, 10/24/2019 (a)	2,895,000	2,896,534
Series BKNT, 3 Month USD LIBOR + 0.44%, 2.84%, 7/2/2019 (a)	4,185,000	4,197,220
Series GMTN, 3 Month USD LIBOR + 0.24%, 2.58%, 1/25/2021 (a)	4,000,000	3,999,880
Series GMTN, 3 Month USD LIBOR + 0.26%, 2.59%, 9/17/2020 (a)	5,300,000	5,310,229
Series GMTN, 3 Month USD LIBOR + 0.64%, 2.98%, 7/19/2023 (a)	8,000,000	8,031,440
Series MTN, 3 Month USD LIBOR + 0.28%, 2.61%, 6/11/2020 (a)	3,380,000	3,387,132
Series MTN, 3 Month USD LIBOR + 0.42%, 2.75%, 1/18/2019 (a)	9,812,000	9,823,284
Series MTN, 3 Month USD LIBOR + 0.43%, 2.76%, 6/11/2021 (a) (c)	3,127,000	3,141,197

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.56%, 2.90%, 11/5/2019 (a)	$ 2,985,000	$ 2,999,447
Series MTN, 3 Month USD LIBOR + 0.84%, 3.19%, 1/22/2019 (a)	5,576,000	5,589,828
Series MTN, 3 Month USD LIBOR + 1.00%, 3.34%, 4/7/2021 (a)	7,974,000	8,120,642
UBS AG:
3 Month USD LIBOR + 0.48%, 2.80%, 12/1/2020 (a) (b)	13,574,000	13,598,433
3 Month USD LIBOR + 0.58%, 2.91%, 6/8/2020 (a) (b)	21,680,000	21,766,937
Series BKNT, 3 Month USD LIBOR + 0.64%, 2.96%, 8/14/2019 (a)	2,913,000	2,925,963
UBS Group Funding Switzerland AG:
3 month USD LIBOR + 1.22%, 3.53%, 5/23/2023 (a) (b)	4,314,000	4,373,447
3 Month USD LIBOR + 1.44%, 3.81%, 9/24/2020 (a) (b) (c)	6,750,000	6,882,030
3 Month USD LIBOR + 1.53%, 3.87%, 2/1/2022 (a) (b)	6,475,000	6,648,595
3 Month USD LIBOR + 1.78%, 4.12%, 4/14/2021 (a) (b)	3,675,000	3,786,830
United Overseas Bank, Ltd. 3 month USD LIBOR + 0.48% 2.83%, 4/23/2021 (a) (b)	4,300,000	4,308,901
US Bancorp Series MTN, 3 Month USD LIBOR + 0.49% 2.80%, 11/15/2018 (a)	1,700,000	1,700,527
US Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.12%, 2.44%, 3/14/2019 (a)	1,215,000	1,215,510
Series BKNT, 3 Month USD LIBOR + 0.13%, 2.46%, 1/17/2020 (a) (c)	7,950,000	7,950,000
Series BKNT, 3 Month USD LIBOR + 0.14%, 2.49%, 10/23/2020 (a)	3,475,000	3,471,768
Series BKNT, 3 Month USD LIBOR + 0.15%, 2.46%, 5/24/2019 (a)	9,170,000	9,174,218
Series BKNT, 3 Month USD LIBOR + 0.25%, 2.59%, 7/24/2020 (a)	9,068,000	9,085,411
Security Description	Principal Amount	Value
Series BKNT, 3 Month USD LIBOR + 0.29%, 2.60%, 5/21/2021 (a)	$ 10,300,000	$ 10,316,995
Series BKNT, 3 Month USD LIBOR + 0.32%, 2.65%, 4/26/2021 (a)	6,076,000	6,096,415
Series BKNT, 3 Month USD LIBOR + 0.32%, 2.66%, 1/24/2020 (a)	4,925,000	4,936,525
Series BKNT, 3 Month USD LIBOR + 0.48%, 2.82%, 10/28/2019 (a)	4,725,000	4,744,325
Wells Fargo & Co.:
3 Month USD LIBOR + 0.46%, 2.81%, 4/22/2019 (a)	5,295,000	5,304,637
3 Month USD LIBOR + 0.93%, 3.27%, 2/11/2022 (a)	18,702,000	18,900,054
3 Month USD LIBOR + 1.03%, 3.36%, 7/26/2021 (a)	9,925,000	10,097,496
3 month USD LIBOR + 1.11%, 3.45%, 1/24/2023 (a)	14,646,000	14,844,014
3 Month USD LIBOR + 1.34%, 3.66%, 3/4/2021 (a)	10,443,000	10,694,154
Series MTN, 3 Month USD LIBOR + 0.88%, 3.23%, 7/22/2020 (a)	5,904,000	5,965,579
Series MTN, 3 Month USD LIBOR + 1.01%, 3.33%, 12/7/2020 (a)	4,943,000	5,012,004
Series N, 3 Month USD LIBOR + 0.68%, 3.02%, 1/30/2020 (a)	3,700,000	3,722,755
Wells Fargo Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.23%, 2.57%, 1/15/2020 (a)	9,487,000	9,496,677
Series BKNT, 3 Month USD LIBOR + 0.31%, 2.65%, 1/15/2021 (a)	9,550,000	9,557,640
Series BKNT, 3 Month USD LIBOR + 0.50%, 2.85%, 7/23/2021 (a)	8,900,000	8,928,391
Series BKNT, 3 Month USD LIBOR + 0.60%, 2.91%, 5/24/2019 (a)	2,575,000	2,583,292
Series MTN, 3 Month USD LIBOR + 0.50%, 2.81%, 11/28/2018 (a)	5,545,000	5,548,937
Series MTN, 3 Month USD LIBOR + 0.65%, 2.97%, 12/6/2019 (a)	8,481,000	8,531,632
Westpac Banking Corp.:

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.28%, 2.59%, 5/15/2020 (a)	$ 3,120,000	$ 3,122,839
3 Month USD LIBOR + 0.34%, 2.68%, 1/25/2021 (a)	6,485,000	6,491,226
3 Month USD LIBOR + 0.43%, 2.75%, 3/6/2020 (a)	3,762,000	3,775,731
3 Month USD LIBOR + 0.56%, 2.88%, 8/19/2019 (a)	2,840,000	2,852,127
3 Month USD LIBOR + 0.57%, 2.90%, 1/11/2023 (a)	6,413,000	6,406,010
3 Month USD LIBOR + 0.71%, 3.10%, 6/28/2022 (a)	2,815,000	2,831,158
3 Month USD LIBOR + 0.72%, 3.03%, 5/15/2023 (a)	11,508,000	11,553,802
3 Month USD LIBOR + 0.74%, 3.05%, 11/23/2018 (a)	5,881,000	5,886,940
3 Month USD LIBOR + 0.85%, 3.17%, 8/19/2021 (a) (c)	4,870,000	4,940,761
3 Month USD LIBOR + 0.85%, 3.18%, 1/11/2022 (a)	3,653,000	3,693,987
		2,156,196,906
BEVERAGES — 0.5%
Anheuser-Busch InBev Finance, Inc. 3 Month USD LIBOR + 1.26% 3.60%, 2/1/2021 (a)	4,510,000	4,625,456
Diageo Capital PLC 3 Month USD LIBOR + 0.24% 2.56%, 5/18/2020 (a)	4,300,000	4,307,052
PepsiCo, Inc.:
3 Month USD LIBOR + 0.04%, 2.39%, 5/2/2019 (a)	4,320,000	4,320,605
3 Month USD LIBOR + 0.37%, 2.71%, 5/2/2022 (a)	2,000,000	2,014,980
3 Month USD LIBOR + 0.59%, 2.90%, 2/22/2019 (a)	4,515,000	4,524,617
		19,792,710
BIOTECHNOLOGY — 0.4%
Amgen, Inc.:
3 Month USD LIBOR + 0.32%, 2.66%, 5/10/2019 (a)	3,851,000	3,855,891
3 Month USD LIBOR + 0.45%, 2.79%, 5/11/2020 (a)	3,710,000	3,723,875
Security Description	Principal Amount	Value
Gilead Sciences, Inc. 3 Month USD LIBOR + 0.25% 2.59%, 9/20/2019 (a)	$ 7,151,000	$ 7,159,009
		14,738,775
BUILDING MATERIALS — 0.2%
Martin Marietta Materials, Inc.:
3 Month USD LIBOR + 0.50%, 2.84%, 12/20/2019 (a)	3,607,000	3,614,250
3 Month USD LIBOR + 0.65%, 2.96%, 5/22/2020 (a)	1,758,000	1,763,590
Vulcan Materials Co. 3 Month USD LIBOR + 0.65% 2.97%, 3/1/2021 (a)	4,232,000	4,244,104
		9,621,944
CHEMICALS — 0.2%
EI du Pont de Nemours & Co. 3 Month USD LIBOR + 0.53% 2.87%, 5/1/2020 (a)	7,669,000	7,716,011
COMMERCIAL SERVICES — 0.1%
Equifax, Inc. 3 Month USD LIBOR + 0.87% 3.18%, 8/15/2021 (a)	4,225,000	4,264,546
COMPUTERS — 2.7%
Apple, Inc.:
3 Month USD LIBOR + 0.07%, 2.41%, 5/11/2020 (a)	4,993,000	4,993,300
3 Month USD LIBOR + 0.08%, 2.42%, 2/8/2019 (a)	4,626,000	4,627,388
3 Month USD LIBOR + 0.14%, 2.48%, 8/2/2019 (a)	2,250,000	2,252,633
3 Month USD LIBOR + 0.25%, 2.59%, 2/7/2020 (a)	2,625,000	2,632,744
3 Month USD LIBOR + 0.30%, 2.64%, 5/6/2019 (a)	8,924,000	8,940,331
3 Month USD LIBOR + 0.30%, 2.64%, 5/6/2020 (a)	2,496,000	2,506,009
3 Month USD LIBOR + 0.35%, 2.69%, 5/11/2022 (a)	7,901,000	7,972,109
3 Month USD LIBOR + 0.50%, 2.84%, 2/9/2022 (a)	12,472,000	12,635,134
3 Month USD LIBOR + 0.82%, 3.13%, 2/22/2019 (a)	4,641,000	4,655,851

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.13%, 3.44%, 2/23/2021 (a)	$ 4,457,000	$ 4,567,890
3 Month USD LIBOR + 0.20%, 2.54%, 2/7/2020 (a)	4,300,000	4,309,890
DXC Technology Co. 3 Month USD LIBOR + 0.95% 3.27%, 3/1/2021 (a)	5,824,000	5,824,524
Hewlett Packard Enterprise Co. 3 Month USD LIBOR + 0.72% 3.11%, 10/5/2021 (a)	7,750,000	7,773,172
IBM Credit LLC:
3 Month USD LIBOR + 0.15%, 2.47%, 9/6/2019 (a)	4,232,000	4,236,782
3 Month USD LIBOR + 0.16%, 2.50%, 2/5/2021 (a)	16,975,000	17,004,536
3 Month USD LIBOR + 0.26%, 2.61%, 1/20/2021 (a)	5,201,000	5,223,780
International Business Machines Corp.:
3 Month USD LIBOR + 0.23%, 2.57%, 1/27/2020 (a)	5,603,000	5,618,016
3 Month USD LIBOR + 0.37%, 2.71%, 2/12/2019 (a)	3,183,000	3,187,520
3 Month USD LIBOR + 0.58%, 2.92%, 11/6/2021 (a)	200,000	202,092
		109,163,701
COSMETICS/PERSONAL CARE — 0.1%
Procter & Gamble Co. 3 Month USD LIBOR + 0.27% 2.61%, 11/1/2019 (a)	3,860,000	3,869,959
DIVERSIFIED FINANCIAL SERVICES — 2.0%
American Express Co.:
3 Month USD LIBOR + 0.33%, 2.67%, 10/30/2020 (a)	5,753,000	5,757,027
3 Month USD LIBOR + 0.53%, 2.84%, 5/17/2021 (a) (c)	5,718,000	5,747,734
3 Month USD LIBOR + 0.61%, 2.95%, 8/1/2022 (a)	2,051,000	2,053,215
3 Month USD LIBOR + 0.65%, 2.96%, 2/27/2023 (a)	6,390,000	6,390,256
3 Month USD LIBOR + 0.75%, 3.10%, 8/3/2023 (a)	7,375,000	7,378,392
American Express Credit Corp.:
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.55%, 2.89%, 3/18/2019 (a)	$ 8,037,000	$ 8,053,154
Series F, 3 Month USD LIBOR + 1.05%, 3.38%, 9/14/2020 (a)	1,150,000	1,167,077
Series GMTN, 3 Month USD LIBOR + 0.49%, 2.80%, 8/15/2019 (a)	4,949,000	4,964,540
Series MTN, 3 Month USD LIBOR + 0.33%, 2.68%, 5/3/2019 (a)	7,106,000	7,113,959
Series MTN, 3 Month USD LIBOR + 0.43%, 2.75%, 3/3/2020 (a)	3,603,000	3,614,530
Series MTN, 3 Month USD LIBOR + 0.70%, 3.02%, 3/3/2022 (a)	1,677,000	1,685,603
Series MTN, 3 Month USD LIBOR + 0.73%, 3.04%, 5/26/2020 (a)	2,726,000	2,747,154
BOC Aviation, Ltd.:
3 Month USD LIBOR + 1.05%, 3.40%, 5/2/2021 (a) (b)	2,245,000	2,259,615
3 Month USD LIBOR + 1.13%, 3.50%, 9/26/2023 (a) (b)	3,000,000	2,999,100
Capital One Bank USA NA 1 Month USD LIBOR + 0.70% 3.03%, 12/9/2019 (a)	400,000	400,396
Charles Schwab Corp 3 Month USD LIBOR + 0.32% 2.63%, 5/21/2021 (a)	5,741,000	5,758,797
Federation des Caisses Desjardins du Quebec 3 Month USD LIBOR + 0.33% 2.67%, 10/30/2020 (a) (b)	4,572,000	4,579,224
Nasdaq, Inc. 3 Month USD LIBOR + 0.39% 2.76%, 3/22/2019 (a)	5,914,000	5,919,263
National Rural Utilities Cooperative Finance Corp. Series MTN, 3 Month USD LIBOR + 0.20% 2.54%, 4/5/2019 (a)	1,904,000	1,905,028
USAA Capital Corp. 3 Month USD LIBOR + 0.23% 2.57%, 2/1/2019 (a) (b)	2,781,000	2,782,585
		83,276,649
ELECTRIC — 1.7%
Consolidated Edison Co. of New York, Inc. Series C, 3 Month USD LIBOR + 0.40% 2.77%, 6/25/2021 (a)	4,753,000	4,775,387

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Dominion Energy, Inc.:
3 Month USD LIBOR + 0.55%, 2.87%, 6/1/2019 (a) (b)	$ 7,955,000	$ 7,970,910
3 Month USD LIBOR + 0.60%, 2.91%, 5/15/2020 (a) (b)	10,150,000	10,154,263
Duke Energy Corp. 3 Month USD LIBOR + 0.50% 2.82%, 5/14/2021 (a) (b)	5,090,000	5,109,495
Duke Energy Progress LLC 3 Month USD LIBOR + 0.18% 2.51%, 9/8/2020 (a)	3,380,000	3,386,219
Mississippi Power Co. 3 Month USD LIBOR + 0.65% 3.05%, 3/27/2020 (a)	3,000,000	3,000,030
Sempra Energy:
3 Month USD LIBOR + 0.25%, 2.59%, 7/15/2019 (a)	7,174,000	7,176,009
3 Month USD LIBOR + 0.45%, 2.78%, 3/15/2021 (a)	5,915,000	5,916,124
3 Month USD LIBOR + 0.50%, 2.84%, 1/15/2021 (a)	10,723,000	10,729,326
Southern Co. 3 Month USD LIBOR + 0.70% 3.04%, 9/30/2020 (a) (b)	3,000,000	3,016,590
Southern Power Co. 3 Month USD LIBOR + 0.55% 2.89%, 12/20/2020 (a) (b)	9,095,000	9,095,091
		70,329,444
ELECTRONICS — 0.1%
Honeywell International, Inc. 3 Month USD LIBOR + 0.04% 2.38%, 10/30/2019 (a)	4,815,000	4,816,348
FOOD — 1.4%
Campbell Soup Co.:
3 Month USD LIBOR + 0.50%, 2.83%, 3/16/2020 (a)	4,306,000	4,300,618
3 Month USD LIBOR + 0.63%, 2.96%, 3/15/2021 (a)	3,400,000	3,399,218
Conagra Brands, Inc. 3 Month USD LIBOR + 0.50% 2.84%, 10/9/2020 (a)	5,350,000	5,333,415
General Mills, Inc.:
3 Month USD LIBOR + 0.54%, 2.88%, 4/16/2021 (a)	7,409,000	7,430,709
3 Month USD LIBOR + 1.01%, 3.35%, 10/17/2023 (a)	2,000,000	2,015,400
Security Description	Principal Amount	Value
Kraft Heinz Foods Co.:
3 Month USD LIBOR + 0.42%, 2.76%, 8/9/2019 (a)	$ 5,786,000	$ 5,791,381
3 Month USD LIBOR + 0.57%, 2.91%, 2/10/2021 (a)	6,589,000	6,597,895
3 Month USD LIBOR + 0.82%, 3.16%, 8/10/2022 (a)	2,798,000	2,812,186
Mondelez International Holdings Netherlands B.V. 3 Month USD LIBOR + 0.61% 2.95%, 10/28/2019 (a) (b)	6,700,000	6,724,120
Mondelez International, Inc. 3 Month USD LIBOR + 0.52% 2.86%, 2/1/2019 (a)	3,803,000	3,808,286
Tyson Foods, Inc.:
3 Month USD LIBOR + 0.45%, 2.76%, 5/30/2019 (a)	4,058,000	4,063,762
3 Month USD LIBOR + 0.45%, 2.76%, 8/21/2020 (a)	1,968,000	1,968,354
3 Month USD LIBOR + 0.55%, 2.87%, 6/2/2020 (a)	3,780,000	3,791,113
		58,036,457
GAS — 0.1%
WGL Holdings, Inc. 3 Month USD LIBOR + 0.40% 2.72%, 11/29/2019 (a)	2,575,000	2,574,022
HEALTH CARE PRODUCTS — 0.6%
Becton Dickinson and Co.:
3 Month USD LIBOR + 0.88%, 3.26%, 12/29/2020 (a)	10,732,000	10,749,493
3 Month USD LIBOR + 1.03%, 3.35%, 6/6/2022 (a)	4,148,000	4,169,404
Medtronic, Inc. 3 Month USD LIBOR + 0.80% 3.13%, 3/15/2020 (a)	5,340,000	5,390,089
Zimmer Biomet Holdings, Inc. 3 Month USD LIBOR + 0.75% 3.09%, 3/19/2021 (a)	5,495,000	5,502,693
		25,811,679
HEALTH CARE SERVICES — 0.9%
Halfmoon Parent, Inc.:
3 Month USD LIBOR + 0.35%, 2.68%, 3/17/2020 (a) (b)	9,500,000	9,507,695

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.65%, 2.98%, 9/17/2021 (a) (b)	$ 9,000,000	$ 9,019,620
3 Month USD LIBOR + 0.89%, 3.22%, 7/15/2023 (a) (b)	6,450,000	6,452,322
Roche Holdings, Inc. 3 Month USD LIBOR + 0.34% 2.73%, 9/30/2019 (a) (b)	3,410,000	3,420,060
UnitedHealth Group, Inc.:
3 Month USD LIBOR + 0.07%, 2.41%, 10/15/2020 (a)	3,300,000	3,290,199
3 Month USD LIBOR + 0.26%, 2.59%, 6/15/2021 (a)	4,400,000	4,406,424
		36,096,320
HOUSEHOLD PRODUCTS & WARES — 0.3%
Church & Dwight Co., Inc. 3 Month USD LIBOR + 0.15% 2.49%, 1/25/2019 (a)	4,188,000	4,187,539
Reckitt Benckiser Treasury Services PLC 3 Month USD LIBOR + 0.56% 2.93%, 6/24/2022 (a) (b)	6,550,000	6,544,105
		10,731,644
INSURANCE — 2.5%
AIA Group, Ltd. 3 Month USD LIBOR + 0.52% 2.86%, 9/20/2021 (a) (b)	5,050,000	5,064,190
Assurant, Inc. 3 Month USD LIBOR + 1.25% 3.62%, 3/26/2021 (a)	4,000,000	4,011,080
Athene Global Funding:
3 month USD LIBOR + 1.14%, 3.49%, 4/20/2020 (a) (b)	3,610,000	3,650,973
3 Month USD LIBOR + 1.23%, 3.57%, 7/1/2022 (a) (b)	5,700,000	5,799,579
Berkshire Hathaway Finance Corp.:
3 Month USD LIBOR + 0.25%, 2.58%, 1/11/2019 (a)	8,051,000	8,056,153
3 Month USD LIBOR + 0.32%, 2.65%, 1/10/2020 (a)	2,605,000	2,610,939
3 Month USD LIBOR + 0.69%, 3.02%, 3/15/2019 (a)	6,003,000	6,020,769
Jackson National Life Global Funding:
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.25%, 2.63%, 12/27/2018 (a) (b)	$ 7,645,000	$ 7,648,364
3 Month USD LIBOR + 0.30%, 2.64%, 4/27/2020 (a) (b)	150,000	150,132
3 Month USD LIBOR + 0.48%, 2.81%, 6/11/2021 (a) (b)	5,000,000	5,021,900
3 Month USD LIBOR + 0.73%, 3.11%, 6/27/2022 (a) (b)	5,000,000	5,048,350
Metropolitan Life Global Funding I:
3 Month USD LIBOR + 0.22%, 2.56%, 9/19/2019 (a) (b)	10,608,000	10,619,563
3 Month USD LIBOR + 0.23%, 2.57%, 1/8/2021 (a) (b)	2,950,000	2,950,679
3 Month USD LIBOR + 0.40%, 2.73%, 6/12/2020 (a) (b)	4,335,000	4,350,563
3 Month USD LIBOR + 0.43%, 2.77%, 12/19/2018 (a) (b)	5,350,000	5,354,387
New York Life Global Funding:
3 Month USD LIBOR + 0.10%, 2.45%, 1/21/2020 (a) (b)	2,350,000	2,349,319
3 month USD LIBOR + 0.12%, 2.46%, 4/12/2019 (a) (b)	5,255,000	5,256,734
3 Month USD LIBOR + 0.16%, 2.56%, 10/1/2020 (a) (b)	3,000,000	3,002,670
3 Month USD LIBOR + 0.27%, 2.61%, 4/9/2020 (a) (b)	4,050,000	4,057,492
3 Month USD LIBOR + 0.32%, 2.66%, 8/6/2021 (a) (b) (c)	5,000,000	5,009,350
3 Month USD LIBOR + 0.52%, 2.85%, 6/10/2022 (a) (b)	1,200,000	1,202,232
Principal Life Global Funding II 3 month USD LIBOR + 0.30% 2.61%, 2/22/2019 (a) (b)	1,500,000	1,501,470
Protective Life Global Funding:
3 Month USD LIBOR + 0.37%, 2.71%, 7/13/2020 (a) (b) (c)	400,000	400,436
3 Month USD LIBOR + 0.52%, 2.91%, 6/28/2021 (a) (b)	2,000,000	2,001,720
		101,139,044

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
INTERNET — 0.3%
eBay, Inc.:
3 Month USD LIBOR + 0.48%, 2.82%, 8/1/2019 (a)	$ 3,786,000	$ 3,794,102
3 Month USD LIBOR + 0.87%, 3.21%, 1/30/2023 (a)	3,539,000	3,576,018
Tencent Holdings, Ltd.:
3 Month USD LIBOR + 0.61%, 2.95%, 1/19/2023 (a) (b)	2,300,000	2,291,927
3 Month USD LIBOR + 0.61%, 2.95%, 1/19/2023 (a)	1,900,000	1,893,331
		11,555,378
MACHINERY, CONSTRUCTION & MINING — 0.8%
Caterpillar Financial Services Corp.:
Series GMTN, 3 Month USD LIBOR + 0.29%, 2.61%, 9/4/2020 (a)	5,455,000	5,467,274
Series MTN, 3 Month USD LIBOR + 0.13%, 2.45%, 11/29/2019 (a)	5,266,000	5,267,632
Series MTN, 3 Month USD LIBOR + 0.18%, 2.49%, 5/15/2020 (a)	4,915,000	4,918,342
Series MTN, 3 Month USD LIBOR + 0.18%, 2.50%, 12/6/2018 (a)	4,089,000	4,089,941
Series MTN, 3 Month USD LIBOR + 0.23%, 2.56%, 3/15/2021 (a)	3,133,000	3,149,730
Series MTN, 3 Month USD LIBOR + 0.28%, 2.60%, 9/7/2021 (a)	6,250,000	6,257,000
Series MTN, 3 Month USD LIBOR + 0.51%, 2.84%, 1/10/2020 (a)	5,475,000	5,502,594
		34,652,513
MACHINERY-DIVERSIFIED — 0.9%
John Deere Capital Corp.:
Series GMTN, 3 Month USD LIBOR + 0.18%, 2.56%, 1/7/2020 (a)	3,000,000	3,002,610
Series GMTN, 3 Month USD LIBOR + 0.55%, 2.87%, 6/7/2023 (a)	4,500,000	4,512,735
Series MTN, 3 Month USD LIBOR + 0.12%, 2.46%, 7/5/2019 (a) (c)	1,200,000	1,200,444
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.24%, 2.57%, 3/12/2021 (a)	$ 5,361,000	$ 5,368,988
Series MTN, 3 Month USD LIBOR + 0.26%, 2.59%, 9/10/2021 (a)	3,500,000	3,504,060
Series MTN, 3 Month USD LIBOR + 0.29%, 2.66%, 6/22/2020 (a)	6,272,000	6,287,617
Series MTN, 3 Month USD LIBOR + 0.30%, 2.63%, 3/13/2020 (a)	2,490,000	2,495,603
Series MTN, 3 Month USD LIBOR + 0.48%, 2.81%, 9/8/2022 (a)	5,575,000	5,590,777
Wabtec Corp. 3 Month USD LIBOR + 1.05% 3.38%, 9/15/2021 (a)	5,400,000	5,417,928
		37,380,762
MEDIA — 1.0%
Charter Communications Operating LLC 3 Month USD LIBOR + 1.65% 3.99%, 2/1/2024 (a)	5,000,000	5,094,000
Discovery Communications LLC 3 Month USD LIBOR + 0.71% 3.05%, 9/20/2019 (a)	5,227,000	5,248,326
NBCUniversal Enterprise, Inc. 3 Month USD LIBOR + 0.40% 2.74%, 4/1/2021 (a) (b)	13,782,000	13,805,981
Walt Disney Co.:
3 Month USD LIBOR + 0.32%, 2.66%, 1/8/2019 (a)	2,825,000	2,827,203
Series MTN, 3 Month USD LIBOR + 0.13%, 2.45%, 3/4/2020 (a)	5,187,000	5,192,291
Series MTN, 3 Month USD LIBOR + 0.19%, 2.51%, 6/5/2020 (a)	3,963,000	3,969,856
Series MTN, 3 Month USD LIBOR + 0.39%, 2.71%, 3/4/2022 (a)	5,841,000	5,884,632
		42,022,289
MINING — 0.0% (d)
Glencore Funding LLC 3 Month USD LIBOR + 1.36% 3.70%, 1/15/2019 (a) (b)	900,000	901,935
MISCELLANEOUS MANUFACTURER — 0.9%
3M Co. Series MTN, 3 Month USD LIBOR + 0.30% 2.52%, 2/14/2024 (a)	3,000,000	3,000,090
General Electric Co.:

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3 month USD LIBOR + 1.00%, 3.34%, 4/15/2023 (a)	$ 400,000	$ 402,644
3 Month USD LIBOR + 1.00%, 3.33%, 3/15/2023 (a)	6,262,000	6,308,339
Series GMTN, 3 Month USD LIBOR + 0.51%, 2.85%, 1/14/2019 (a) (c)	600,000	600,594
Series GMTN, 3 Month USD LIBOR + 0.62%, 2.96%, 1/9/2020 (a) (c)	2,420,000	2,427,889
Siemens Financieringsmaatschappij NV:
3 Month USD LIBOR + 0.32%, 2.65%, 9/13/2019 (a) (b)	5,895,000	5,908,559
3 Month USD LIBOR + 0.34%, 2.67%, 3/16/2020 (a) (b)	4,425,000	4,437,965
3 Month USD LIBOR + 0.61%, 2.94%, 3/16/2022 (a) (b) (c)	8,850,000	8,936,199
Textron, Inc. 3 Month USD LIBOR + 0.55% 2.89%, 11/10/2020 (a)	2,825,000	2,821,582
		34,843,861
OIL & GAS — 2.2%
BP Capital Markets PLC 3 Month USD LIBOR + 0.65% 2.99%, 9/19/2022 (a)	3,850,000	3,905,479
Chevron Corp.:
3 Month USD LIBOR + 0.09%, 2.40%, 2/28/2019 (a)	3,601,000	3,601,792
3 Month USD LIBOR + 0.21%, 2.53%, 3/3/2020 (a)	2,817,000	2,823,254
3 Month USD LIBOR + 0.41%, 2.72%, 11/15/2019 (a)	3,678,000	3,694,220
3 Month USD LIBOR + 0.48%, 2.80%, 3/3/2022 (a)	1,884,000	1,902,557
3 Month USD LIBOR + 0.53%, 2.84%, 11/15/2021 (a)	3,429,000	3,468,571
3 month USD LIBOR + 0.53%, 2.85%, 3/3/2022 (a) (c)	3,650,000	3,692,085
ConocoPhillips Co. 3 Month USD LIBOR + 0.90% 3.21%, 5/15/2022 (a)	4,297,000	4,378,385
EQT Corp. 3 Month USD LIBOR + 0.77% 3.11%, 10/1/2020 (a)	3,918,000	3,918,078
Security Description	Principal Amount	Value
Equinor ASA 3 Month USD LIBOR + 0.46% 2.80%, 11/8/2018 (a)	$ 9,243,000	$ 9,247,067
Exxon Mobil Corp.:
3 Month USD LIBOR + 0.15%, 2.48%, 3/15/2019 (a)	3,200,000	3,201,952
3 Month USD LIBOR + 0.37%, 2.69%, 3/6/2022 (a)	5,486,000	5,531,589
Petroleos Mexicanos 3 Month USD LIBOR + 3.65% 5.98%, 3/11/2022 (a)	9,345,000	9,944,014
Phillips 66:
3 Month USD LIBOR + 0.60%, 2.91%, 2/26/2021 (a)	4,489,000	4,494,746
3 Month USD LIBOR + 0.65%, 2.99%, 4/15/2019 (a) (b)	3,915,000	3,918,249
3 Month USD LIBOR + 0.75%, 3.09%, 4/15/2020 (a) (b)	4,225,000	4,226,605
Shell International Finance B.V.:
3 Month USD LIBOR + 0.35%, 2.68%, 9/12/2019 (a)	6,709,000	6,728,389
3 Month USD LIBOR + 0.45%, 2.79%, 5/11/2020 (a)	6,095,000	6,134,130
3 Month USD LIBOR + 0.58%, 2.92%, 11/10/2018 (a)	3,621,000	3,623,354
Sinopec Group Overseas Development 2014, Ltd. 3 Month USD LIBOR + 0.92% 3.25%, 4/10/2019 (a) (b)	600,000	601,572
		89,036,088
PHARMACEUTICALS — 1.8%
Allergan Funding SCS 3 Month USD LIBOR + 1.26% 3.59%, 3/12/2020 (a)	4,764,000	4,826,123
AstraZeneca PLC:
3 Month USD LIBOR + 0.53%, 2.85%, 11/16/2018 (a)	4,173,000	4,175,504
3 Month USD LIBOR + 0.67%, 2.98%, 8/17/2023 (a)	4,725,000	4,715,975
Bayer US Finance II LLC:
3 Month USD LIBOR + 0.63%, 3.00%, 6/25/2021 (a) (b)	8,900,000	8,936,757
3 Month USD LIBOR + 1.01%, 3.34%, 12/15/2023 (a) (b)	2,000,000	2,002,720

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Cardinal Health, Inc. 3 Month USD LIBOR + 0.77% 3.10%, 6/15/2022 (a)	$ 2,050,000	$ 2,048,667
CVS Health Corp.:
3 Month USD LIBOR + 0.63%, 2.96%, 3/9/2020 (a)	8,739,000	8,781,472
3 Month USD LIBOR + 0.72%, 3.05%, 3/9/2021 (a)	8,594,000	8,659,830
Express Scripts Holding Co. 3 Month USD LIBOR + 0.75% 3.06%, 11/30/2020 (a)	4,192,000	4,193,970
GlaxoSmithKline Capital PLC 3 Month USD LIBOR + 0.35% 2.67%, 5/14/2021 (a)	7,546,000	7,585,164
Johnson & Johnson 3 Month USD LIBOR + 0.27% 2.59%, 3/1/2019 (a)	3,040,000	3,043,982
Merck & Co., Inc. 3 Month USD LIBOR + 0.38% 2.72%, 2/10/2020 (a)	6,329,000	6,355,139
Pfizer, Inc. 3 Month USD LIBOR + 0.33% 2.65%, 9/15/2023 (a)	4,450,000	4,453,293
Zoetis, Inc. 3 Month USD LIBOR + 0.44% 2.76%, 8/20/2021 (a)	4,125,000	4,132,507
		73,911,103
PIPELINES — 0.5%
Enbridge, Inc.:
3 Month USD LIBOR + 0.40%, 2.73%, 1/10/2020 (a)	6,624,000	6,618,966
3 Month USD LIBOR + 0.70%, 3.03%, 6/15/2020 (a)	4,110,000	4,129,769
Spectra Energy Partners L.P. 3 Month USD LIBOR + 0.70% 3.02%, 6/5/2020 (a)	6,070,000	6,097,376
TransCanada PipeLines, Ltd. 3 Month USD LIBOR + 0.28% 2.59%, 11/15/2019 (a) (c)	4,037,000	4,040,108
		20,886,219
REAL ESTATE INVESTMENT TRUSTS — 0.1%
AvalonBay Communities, Inc. Series MTN, 3 Month USD LIBOR + 0.43% 2.77%, 1/15/2021 (a)	520,000	519,802
SL Green Operating Partnership L.P. 3 Month USD LIBOR + 0.98% 3.35%, 8/16/2021 (a)	1,850,000	1,851,092
		2,370,894
Security Description	Principal Amount	Value
RETAIL — 1.0%
Alimentation Couche-Tard, Inc. 3 Month USD LIBOR + 0.50% 2.83%, 12/13/2019 (a) (b)	$ 2,616,000	$ 2,618,459
Dollar Tree, Inc. 3 Month USD LIBOR + 0.70% 3.04%, 4/17/2020 (a)	9,030,000	9,044,177
Home Depot, Inc. 3 Month USD LIBOR + 0.15% 2.47%, 6/5/2020 (a)	5,292,000	5,302,743
Lowe's Cos., Inc. 3 Month USD LIBOR + 0.42% 2.75%, 9/10/2019 (a)	3,738,000	3,750,410
McDonald's Corp. Series MTN, 3 Month USD LIBOR + 0.43% 2.77%, 10/28/2021 (a)	2,800,000	2,805,628
Walmart, Inc.:
3 Month USD LIBOR - 0.03%, 2.31%, 10/9/2019 (a)	3,325,000	3,323,936
3 Month USD LIBOR - 0.04%, 2.41%, 6/23/2020 (a)	8,750,000	8,756,825
3 Month USD LIBOR + 0.23%, 2.60%, 6/23/2021 (a)	3,988,000	4,007,820
		39,609,998
SEMICONDUCTORS — 0.4%
Intel Corp.:
3 Month USD LIBOR + 0.08%, 2.42%, 5/11/2020 (a)	5,841,000	5,844,271
3 Month USD LIBOR + 0.35%, 2.69%, 5/11/2022 (a)	7,895,000	7,952,239
QUALCOMM, Inc. 3 Month USD LIBOR + 0.73% 3.07%, 1/30/2023 (a)	2,750,000	2,758,607
		16,555,117
SOFTWARE — 0.3%
Oracle Corp.:
3 Month USD LIBOR + 0.51%, 2.85%, 10/8/2019 (a)	4,825,000	4,848,256
3 Month USD LIBOR + 0.58%, 2.92%, 1/15/2019 (a)	6,867,000	6,878,674
		11,726,930
TELECOMMUNICATIONS — 2.0%
AT&T, Inc.:
3 Month USD LIBOR + 0.65%, 2.99%, 1/15/2020 (a) (c)	9,898,000	9,942,442

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.67%, 3.00%, 3/11/2019 (a)	$ 6,872,000	$ 6,886,775
3 Month USD LIBOR + 0.75%, 3.07%, 6/1/2021 (a)	2,300,000	2,320,033
3 Month USD LIBOR + 0.91%, 3.22%, 11/27/2018 (a)	3,131,000	3,134,569
3 Month USD LIBOR + 0.93%, 3.32%, 6/30/2020 (a)	8,750,000	8,839,075
3 Month USD LIBOR + 0.95%, 3.29%, 7/15/2021 (a)	15,151,000	15,315,843
Cisco Systems, Inc.:
3 Month USD LIBOR + 0.34%, 2.68%, 9/20/2019 (a)	3,714,000	3,724,882
3 Month USD LIBOR + 0.50%, 2.82%, 3/1/2019 (a)	5,037,000	5,047,477
Deutsche Telekom International Finance B.V. 3 Month USD LIBOR + 0.58% 2.92%, 1/17/2020 (a) (b)	1,300,000	1,304,888
Verizon Communications, Inc.:
3 Month USD LIBOR + 0.37%, 2.68%, 8/15/2019 (a)	2,432,000	2,436,353
3 Month USD LIBOR + 0.55%, 2.86%, 5/22/2020 (a)	11,231,000	11,294,904
3 Month USD LIBOR + 1.00%, 3.33%, 3/16/2022 (a) (c)	10,790,000	11,012,706
		81,259,947
TRANSPORTATION — 0.3%
United Parcel Service, Inc.:
3 Month USD LIBOR + 0.15%, 2.49%, 4/1/2021 (a)	3,100,000	3,101,736
3 Month USD LIBOR + 0.38%, 2.70%, 5/16/2022 (a)	5,630,000	5,668,115
3 Month USD LIBOR + 0.45%, 2.79%, 4/1/2023 (a)	2,221,000	2,231,394
		11,001,245
Security Description	Principal Amount	Value
TRUCKING & LEASING — 0.0% (d)
Aviation Capital Group LLC 3 Month USD LIBOR + 0.67% 3.01%, 7/30/2021 (a) (b)	$ 1,000,000	$ 1,003,020
TOTAL CORPORATE BONDS & NOTES (Cost $3,565,562,798)		3,570,167,506
FOREIGN GOVERNMENT OBLIGATIONS — 12.2%
African Development Bank Series GDIF, 3 Month USD LIBOR + 0.19%, 2.52%, 6/15/2020 (a)	5,635,000	5,653,595
Asian Development Bank:
2.37%, 6/25/2019 (a)	7,860,000	7,862,122
3 month USD LIBOR + 0.01%, 2.34%, 12/15/2021 (a)	12,952,000	12,963,139
Series GMTN, 3 Month USD LIBOR + 0.01%, 2.34%, 7/10/2019 (a)	3,845,000	3,846,307
Series GMTN, 3 Month USD LIBOR + 0.05%, 2.38%, 3/16/2021 (a)	13,100,000	13,125,807
Series GMTN, 3 Month USD LIBOR + 0.19%, 2.52%, 6/16/2021 (a)	21,005,000	21,139,012
Series GMTN, 3 Month USD LIBOR + 0.32%, 2.63%, 2/26/2020 (a)	7,031,000	7,064,960
CPPIB Capital, Inc. 3 Month USD LIBOR + 0.01%, 2.39%, 12/27/2019 (a) (b)	4,000,000	3,999,280
Dexia Credit Local SA 3 Month USD LIBOR + 0.50%, 2.81%, 2/15/2019 (a) (b)	3,000,000	3,004,890
European Bank for Reconstruction & Development:
Series GMTN, 2.37%, 3/23/2020 (a)	2,700,000	2,700,567
Series GMTN, 3 Month USD LIBOR + 0.01%, 2.33%, 11/19/2020 (a)	3,000,000	3,002,280
Series GMTN, 3 Month USD LIBOR + 0.01%, 2.35%, 5/11/2022 (a)	7,000,000	7,000,840
Series GMTN, 3 Month USD LIBOR + 0.11%, 2.44%, 1/10/2020 (a)	2,825,000	2,829,803
European Investment Bank:
3 Month USD LIBOR + 0.07%, 2.41%, 10/9/2018 (a) (b)	4,625,000	4,625,185

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3 month USD LIBOR + 0.10%, 2.44%, 1/27/2020 (a) (b)	$ 15,200,000	$ 15,229,032
3 Month USD LIBOR + 0.11%, 2.48%, 3/24/2021 (a) (b)	325,000	326,141
Export Development Canada:
3 Month USD LIBOR + 0.01%, 2.35%, 8/13/2019 (a) (b)	1,825,000	1,825,237
3 Month USD LIBOR + 0.13%, 2.44%, 11/23/2020 (a) (b)	4,075,000	4,086,614
3 Month USD LIBOR + 0.32%, 2.64%, 3/2/2020 (a) (b)	2,800,000	2,813,160
Export-Import Bank of Korea:
3 Month USD LIBOR + 0.46%, 2.81%, 10/21/2019 (a)	5,725,000	5,728,950
3 Month USD LIBOR + 0.58%, 2.90%, 6/1/2021 (a)	3,507,000	3,511,454
3 Month USD LIBOR + 0.70%, 3.01%, 5/26/2019 (a)	8,552,000	8,569,874
3 Month USD LIBOR + 0.78%, 3.10%, 6/1/2023 (a)	3,050,000	3,058,997
3 Month USD LIBOR + 0.93%, 3.27%, 11/1/2022 (a)	5,000,000	5,044,150
Series 5FRN, 3 Month USD LIBOR + 0.88%, 3.21%, 1/25/2022 (a)	5,375,000	5,400,800
Inter-American Development Bank:
3 Month USD LIBOR + 0.32%, 2.66%, 4/15/2020 (a)	4,275,000	4,297,187
Series GDIF, 2.34%, 1/15/2022 (a)	16,500,000	16,492,740
Series GDIF, 3 Month USD LIBOR + 0.04%, 2.38%, 1/15/2019 (a)	600,000	600,168
Series GDP, 2.34%, 10/15/2019 (a) (c)	7,518,000	7,519,879
Series GMTN, 2.13%, 10/9/2020 (a)	30,805,000	30,774,503
Series GMTN, 1 Month USD LIBOR + 0.04%, 2.26%, 11/26/2018 (a)	13,550,000	13,550,542
Series GMTN, 3 Month USD LIBOR + 0.01%, 2.35%, 7/15/2020 (a)	4,736,000	4,739,789
Series GMTN, 3 Month USD LIBOR + 0.07%, 2.41%, 7/15/2022 (a)	12,600,000	12,620,286
Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 0.20%, 2.54%, 7/15/2021 (a) (c)	$ 20,075,000	$ 20,195,651
Series GMTN, 3 Month USD LIBOR + 0.22%, 2.56%, 10/15/2020 (a)	5,825,000	5,852,319
International Bank for Reconstruction & Development:
Series GDIF, 2.33%, 12/17/2018 (a)	3,925,000	3,925,118
Series GDIF, 1 month USD LIBOR + 0.20%, 2.36%, 8/19/2019 (a)	3,250,000	3,255,590
Series GDIF, 3 Month USD LIBOR - 0.12%, 2.22%, 7/19/2019 (a) (c)	7,500,000	7,496,475
Series GDIF, 3 Month USD LIBOR - 0.120%, 2.22%, 7/19/2019 (a)	4,500,000	4,498,740
Series GDIF, 3 Month USD LIBOR + 0.10%, 2.44%, 10/13/2020 (a)	7,758,000	7,781,352
Series GDIF, 3 Month USD LIBOR + 0.28%, 2.62%, 2/11/2021 (a)	13,931,000	14,029,771
International Finance Corp.:
Series GMTN, 3 Month USD LIBOR + 0.01%, 2.34%, 12/15/2020 (a)	16,165,000	16,180,033
Series GMTN, 3 Month USD LIBOR + 0.06%, 2.40%, 1/9/2019 (a)	10,507,000	10,508,891
Series GMTN, 3 month USD LIBOR + 0.07%, 2.40%, 12/15/2022 (a)	20,645,000	20,700,948
Series GMTN, 3 Month USD LIBOR + 0.18%, 2.51%, 12/15/2021 (a)	10,760,000	10,822,731
Japan Bank for International Cooperation:
3 Month USD LIBOR + 0.39%, 2.74%, 7/21/2020 (a)	2,000,000	2,009,260
3 Month USD LIBOR + 0.48%, 2.80%, 6/1/2020 (a)	3,000,000	3,016,320
3 Month USD LIBOR + 0.57%, 2.88%, 2/24/2020 (a)	1,700,000	1,710,438
Series DTC, 3 Month USD LIBOR + 0.36%, 2.70%, 11/13/2018 (a)	1,245,000	1,245,274
Kommunalbanken A/S:
3 Month USD LIBOR + 0.04%, 2.37%, 3/12/2021 (a) (b)	12,200,000	12,204,026

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.07%, 2.40%, 3/17/2020 (a) (b)	$ 10,166,000	$ 10,176,166
3 Month USD LIBOR + 0.13%, 2.46%, 9/8/2021 (a) (b)	3,870,000	3,880,681
3 Month USD LIBOR + 0.13%, 2.48%, 5/2/2019 (a) (b)	70,000	70,061
3 Month USD LIBOR + 0.33%, 2.66%, 6/16/2020 (a) (b)	11,058,000	11,116,165
Kommuninvest I Sverige AB:
3 Month USD LIBOR + 0.03%, 2.34%, 5/28/2019 (a) (b)	1,000,000	1,000,080
3 Month USD LIBOR + 0.03%, 2.35%, 12/3/2018 (a) (b)	825,000	825,025
Korea Development Bank:
3 Month USD LIBOR + 0.45%, 2.76%, 2/27/2020 (a)	2,050,000	2,048,996
3 Month USD LIBOR + 0.55%, 2.88%, 3/12/2021 (a)	3,000,000	3,000,030
3 Month USD LIBOR + 0.68%, 3.01%, 9/19/2020 (a)	6,000,000	6,018,240
3 Month USD LIBOR + 0.71%, 3.02%, 2/27/2022 (a)	2,600,000	2,604,108
3 Month USD LIBOR + 0.73%, 3.06%, 7/6/2022 (a)	1,700,000	1,702,856
Korea Expressway Corp. 3 Month USD LIBOR + 0.70%, 3.05%, 4/20/2020 (a) (b)	1,600,000	1,603,328
Korea National Oil Corp. 3 Month USD LIBOR + 0.60%, 2.98%, 3/27/2020 (a) (b)	1,500,000	1,501,605
Landwirtschaftliche Rentenbank:
3 Month USD LIBOR + 0.25%, 2.57%, 6/3/2021 (a) (b)	5,600,000	5,636,288
3 Month USD LIBOR + 0.35%, 2.67%, 2/19/2021 (a) (b)	1,625,000	1,638,504
Municipality Finance PLC:
3 Month USD LIBOR + 0.05%, 2.36%, 2/17/2021 (a) (b)	3,000,000	3,001,890
3 Month USD LIBOR + 0.17%, 2.51%, 2/7/2020 (a) (b)	13,160,000	13,190,136
Security Description	Principal Amount	Value
Oesterreichische Kontrollbank AG 3 Month USD LIBOR + 0.16%, 2.50%, 11/4/2019 (a)	$ 5,325,000	$ 5,335,224
Province of Quebec Canada:
Series MTN, 3 Month USD LIBOR + 0.13%, 2.48%, 9/21/2020 (a)	14,254,000	14,286,499
Series MTN, 3 Month USD LIBOR + 0.28%, 2.63%, 7/21/2019 (a)	4,185,000	4,194,249
Svensk Exportkredit AB:
Series GMTN, 3 Month USD LIBOR + 0.10%, 2.44%, 10/4/2018 (a)	8,225,000	8,225,082
Series GMTN, 3 Month USD LIBOR + 0.33%, 2.67%, 1/14/2019 (a)	5,400,000	5,405,454
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $496,400,842)		496,900,894

	Shares
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (e) (f)	2,182,411	2,182,411
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	12,699,975	12,699,975
TOTAL SHORT-TERM INVESTMENTS (Cost $14,882,386)		14,882,386
TOTAL INVESTMENTS — 100.2% (Cost $4,076,846,026)		4,081,950,786
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(6,566,157)
NET ASSETS — 100.0%		$ 4,075,384,629

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 20.7% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at September 30, 2018.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2018.
(g)	Investment of cash collateral for securities loaned.

FRN	= Floating Rate Note
GMTN	= Global Medium Term Note
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Aerospace & Defense	$ —	$ 28,033,803	$—	$ 28,033,803
Agriculture	—	13,202,428	—	13,202,428
Auto Manufacturers	—	302,037,817	—	302,037,817
Banks	—	2,156,196,906	—	2,156,196,906
Beverages	—	19,792,710	—	19,792,710
Biotechnology	—	14,738,775	—	14,738,775
Building Materials	—	9,621,944	—	9,621,944
Chemicals	—	7,716,011	—	7,716,011
Commercial Services	—	4,264,546	—	4,264,546
Computers	—	109,163,701	—	109,163,701
Cosmetics/Personal Care	—	3,869,959	—	3,869,959
Diversified Financial Services	—	83,276,649	—	83,276,649
Electric	—	70,329,444	—	70,329,444
Electronics	—	4,816,348	—	4,816,348
Food	—	58,036,457	—	58,036,457
Gas	—	2,574,022	—	2,574,022
Health Care Products	—	25,811,679	—	25,811,679
Health Care Services	—	36,096,320	—	36,096,320
Household Products & Wares	—	10,731,644	—	10,731,644
Insurance	—	101,139,044	—	101,139,044
Internet	—	11,555,378	—	11,555,378
Machinery, Construction & Mining	—	34,652,513	—	34,652,513
Machinery-Diversified	—	37,380,762	—	37,380,762
Media	—	42,022,289	—	42,022,289
Mining	—	901,935	—	901,935
Miscellaneous Manufacturer	—	34,843,861	—	34,843,861
Oil & Gas	—	89,036,088	—	89,036,088
Pharmaceuticals	—	73,911,103	—	73,911,103
Pipelines	—	20,886,219	—	20,886,219
Real Estate Investment Trusts	—	2,370,894	—	2,370,894
Retail	—	39,609,998	—	39,609,998
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Semiconductors	$ —	$ 16,555,117	$—	$ 16,555,117
Software	—	11,726,930	—	11,726,930
Telecommunications	—	81,259,947	—	81,259,947
Transportation	—	11,001,245	—	11,001,245
Trucking & Leasing	—	1,003,020	—	1,003,020
Foreign Government Obligations	—	496,900,894	—	496,900,894
Short-Term Investments	14,882,386	—	—	14,882,386
TOTAL INVESTMENTS	$14,882,386	$4,067,068,400	$—	$4,081,950,786
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,418,233	$ 8,418,233	$122,996,409	$129,232,231	$—	$—	2,182,411	$ 2,182,411	$55,677	$—
State Street Navigator Securities Lending Government Money Market Portfolio	11,562,360	11,562,360	43,698,686	42,561,071	—	—	12,699,975	12,699,975	11,090	—
Total		$19,980,593	$166,695,095	$171,793,302	$—	$—		$14,882,386	$66,767	$—
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.3%
ADVERTISING — 0.3%
Interpublic Group of Cos., Inc.:
4.00%, 3/15/2022	$ 11,000	$ 11,020
4.20%, 4/15/2024	13,000	13,015
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.63%, 5/1/2022	25,000	24,862
6.25%, 7/15/2019 (a)	11,000	11,270
WPP Finance 2010:
3.63%, 9/7/2022	19,000	18,655
3.75%, 9/19/2024	50,000	48,262
		127,084
AEROSPACE & DEFENSE — 2.0%
Boeing Co.:
2.80%, 3/1/2027	38,000	35,734
5.88%, 2/15/2040	4,000	4,967
General Dynamics Corp. 2.25%, 11/15/2022	22,000	21,029
Harris Corp. 5.05%, 4/27/2045	38,000	39,886
L3 Technologies, Inc.:
3.85%, 6/15/2023	8,000	8,015
3.85%, 12/15/2026	19,000	18,331
Lockheed Martin Corp.:
3.80%, 3/1/2045	25,000	23,217
4.07%, 12/15/2042	8,000	7,776
4.25%, 11/15/2019	50,000	50,695
Northrop Grumman Corp.:
2.93%, 1/15/2025	115,000	109,082
3.20%, 2/1/2027	115,000	108,432
Raytheon Co.:
3.13%, 10/15/2020	11,000	10,998
4.88%, 10/15/2040	4,000	4,450
Rockwell Collins, Inc. 4.80%, 12/15/2043	100,000	101,919
United Technologies Corp.:
2.65%, 11/1/2026	50,000	45,205
3.10%, 6/1/2022	4,000	3,937
4.15%, 5/15/2045	118,000	110,170
4.50%, 4/15/2020	61,000	62,210
5.70%, 4/15/2040	8,000	9,145
6.13%, 7/15/2038	80,000	94,502
		869,700
AGRICULTURE — 1.1%
Altria Group, Inc.:
2.63%, 1/14/2020	19,000	18,894
4.00%, 1/31/2024	78,000	79,101
4.50%, 5/2/2043	5,000	4,827
5.38%, 1/31/2044	16,000	17,226
9.25%, 8/6/2019	5,000	5,267
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	38,000	34,731
4.02%, 4/16/2043	19,000	18,182
Security Description	Principal Amount	Value
BAT Capital Corp. 3.56%, 8/15/2027 (b)	$ 60,000	$ 55,873
Bunge, Ltd. Finance Corp. 3.75%, 9/25/2027	22,000	20,232
Philip Morris International, Inc.:
2.75%, 2/25/2026	40,000	37,156
2.90%, 11/15/2021	38,000	37,478
3.88%, 8/21/2042	3,000	2,689
4.25%, 11/10/2044	25,000	23,564
Reynolds American, Inc.:
4.45%, 6/12/2025	120,000	120,769
5.85%, 8/15/2045	9,000	9,753
		485,742
AIRLINES — 0.3%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 1/15/2023	11,328	11,592
American Airlines 2015-1 Pass Through Trust, Class A 3.38%, 5/1/2027	14,507	13,901
Continental Airlines 2012-2 Pass Through Trust, Class A Series 2-A, 4.00%, 10/29/2024	19,314	19,302
Delta Air Lines, Inc. 2.60%, 12/4/2020	100,000	97,837
		142,632
APPAREL — 0.0% (c)
VF Corp. 6.45%, 11/1/2037	5,000	6,303
AUTO MANUFACTURERS — 1.9%
American Honda Finance Corp. Series GMTN, 2.65%, 2/12/2021	29,000	28,652
Daimler Finance North America LLC 8.50%, 1/18/2031	21,000	29,231
Ford Motor Credit Co. LLC 3.34%, 3/18/2021	300,000	295,599
General Motors Co.:
4.88%, 10/2/2023	50,000	51,168
5.00%, 10/1/2028	25,000	24,707
5.40%, 4/1/2048 (a)	50,000	46,564
6.60%, 4/1/2036	100,000	106,863
General Motors Financial Co., Inc.:
3.50%, 11/7/2024 (a)	50,000	47,123
3.70%, 11/24/2020	11,000	11,048
4.00%, 1/15/2025	10,000	9,663
4.35%, 4/9/2025	20,000	19,604
PACCAR Financial Corp. 3.15%, 8/9/2021	25,000	24,914
Toyota Motor Credit Corp.:
Series GMTN, 2.70%, 1/11/2023	25,000	24,286
Series GMTN, 3.45%, 9/20/2023	100,000	99,801
Series MTN, 2.15%, 3/12/2020	25,000	24,728
		843,951

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
AUTO PARTS & EQUIPMENT — 0.4%
Aptiv PLC 4.25%, 1/15/2026	$ 38,000	$ 37,734
BorgWarner, Inc.:
4.38%, 3/15/2045	19,000	17,865
4.63%, 9/15/2020	19,000	19,388
Lear Corp. 5.38%, 3/15/2024	38,000	39,172
Magna International, Inc. 4.15%, 10/1/2025	38,000	38,307
		152,466
BANKS — 21.6%
Australia & New Zealand Banking Group, Ltd.:
Series MTN, 2.25%, 11/9/2020	50,000	48,934
Series MTN, 2.63%, 11/9/2022	50,000	48,051
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020	50,000	49,397
Banco Santander SA 3.50%, 4/11/2022	75,000	73,425
Bank of America Corp.:
7.75%, 5/14/2038	200,000	271,202
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (d)	32,000	31,030
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (a) (d)	50,000	45,921
Series MTN, 2.15%, 11/9/2020	100,000	97,765
Series MTN, 2.50%, 10/21/2022	100,000	95,685
Series MTN, 4.00%, 4/1/2024	11,000	11,095
Series MTN, 5.00%, 1/21/2044	16,000	17,104
Series MTN, 5.88%, 2/7/2042	100,000	118,128
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (d)	200,000	199,868
Bank of New York Mellon Corp.:
Series MTN, 2.45%, 8/17/2026	100,000	90,995
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (d)	110,000	106,219
Bank One Corp. 7.63%, 10/15/2026	100,000	120,570
Barclays PLC:
3.25%, 1/12/2021	200,000	197,392
3.65%, 3/16/2025	8,000	7,514
BB&T Corp. Series MTN, 2.75%, 4/1/2022	10,000	9,787
BNP Paribas SA Series BKNT, 5.00%, 1/15/2021	11,000	11,378
Branch Banking & Trust Co. Series BKNT, 1.45%, 5/10/2019	19,000	18,873
Canadian Imperial Bank of Commerce Series BKNT, 3.50%, 9/13/2023	25,000	24,862
Capital One Financial Corp.:
3.20%, 2/5/2025	100,000	94,080
3.45%, 4/30/2021	100,000	99,883
Security Description	Principal Amount	Value
4.75%, 7/15/2021	$ 3,000	$ 3,096
Citigroup, Inc.:
2.75%, 4/25/2022	180,000	174,742
4.50%, 1/14/2022	19,000	19,546
4.60%, 3/9/2026	100,000	100,629
8.13%, 7/15/2039	100,000	144,402
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (d)	100,000	100,335
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (d)	190,000	178,499
Citizens Bank NA/Providence RI 2.25%, 3/2/2020	40,000	39,376
Commonwealth Bank of Australia Series GMTN, 2.30%, 3/12/2020	57,000	56,285
Compass Bank Series BKNT, 2.88%, 6/29/2022	65,000	62,652
Cooperatieve Rabobank UA Series MTN, 2.25%, 1/14/2020	250,000	247,047
Credit Suisse AG Series MTN, 4.38%, 8/5/2020	3,000	3,054
Credit Suisse Group Funding Guernsey, Ltd. 4.88%, 5/15/2045	38,000	38,560
Deutsche Bank AG:
3.15%, 1/22/2021	100,000	97,615
3.70%, 5/30/2024	100,000	93,821
Discover Bank Series BKNT, 4.25%, 3/13/2026	19,000	18,700
Goldman Sachs Group, Inc.:
3.00%, 4/26/2022	540,000	528,709
3.50%, 11/16/2026	100,000	94,924
3.63%, 1/22/2023	3,000	2,985
5.25%, 7/27/2021	8,000	8,365
6.45%, 5/1/2036	100,000	116,773
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (d)	200,000	193,862
HSBC Bank USA NA Series BKNT, 5.88%, 11/1/2034 (a)	200,000	227,654
HSBC Holdings PLC:
3.90%, 5/25/2026	50,000	48,438
4.00%, 3/30/2022	11,000	11,131
4.88%, 1/14/2022	200,000	207,344
HSBC USA, Inc. 2.35%, 3/5/2020	50,000	49,450
Huntington National Bank 2.88%, 8/20/2020	38,000	37,649
ING Groep NV:
3.15%, 3/29/2022	50,000	48,786
3.95%, 3/29/2027	30,000	28,857
Intesa Sanpaolo SpA 5.25%, 1/12/2024	72,000	71,058
JPMorgan Chase & Co.:
2.40%, 6/7/2021	400,000	389,948
3.20%, 1/25/2023	3,000	2,956
3.63%, 12/1/2027	100,000	94,265
4.50%, 1/24/2022	19,000	19,583
4.95%, 3/25/2020	100,000	102,579

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (d)	$ 128,000	$ 122,090
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (d)	150,000	137,638
Lloyds Bank PLC:
2.70%, 8/17/2020	200,000	198,048
6.38%, 1/21/2021	22,000	23,384
Lloyds Banking Group PLC 3.10%, 7/6/2021	76,000	74,880
Manufacturers & Traders Trust Co. Series BKNT, 2.63%, 1/25/2021	30,000	29,505
Mitsubishi UFJ Financial Group, Inc.:
2.76%, 9/13/2026	210,000	190,672
2.95%, 3/1/2021	22,000	21,714
3.46%, 3/2/2023	25,000	24,638
Morgan Stanley:
5.00%, 11/24/2025	150,000	155,220
6.38%, 7/24/2042	8,000	9,971
Series GMTN, 3.88%, 1/27/2026	270,000	265,072
Series MTN, 3.13%, 7/27/2026	200,000	186,114
Series MTN, 6.25%, 8/9/2026	8,000	8,976
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	11,000	10,936
National Australia Bank, Ltd.:
2.50%, 7/12/2026	250,000	225,190
Series GMTN, 2.50%, 5/22/2022	25,000	24,007
Series GMTN, 2.63%, 7/23/2020	25,000	24,716
National Bank of Canada 2.15%, 6/12/2020	75,000	73,640
Northern Trust Corp.:
2.38%, 8/2/2022	25,000	24,089
3.38%, 8/23/2021	21,000	21,079
PNC Bank NA Series MTN, 3.25%, 6/1/2025	250,000	242,142
PNC Financial Services Group, Inc.:
3.30%, 3/8/2022	25,000	24,859
3.90%, 4/29/2024	10,000	9,945
Regions Financial Corp. 2.75%, 8/14/2022	50,000	48,192
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	40,000	38,841
4.80%, 4/5/2026	25,000	24,991
5.13%, 5/28/2024	5,000	5,003
6.00%, 12/19/2023	5,000	5,203
6.10%, 6/10/2023	5,000	5,220
6.13%, 12/15/2022	10,000	10,448
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (d)	25,000	24,227
Santander Holdings USA, Inc.:
2.65%, 4/17/2020	50,000	49,338
3.70%, 3/28/2022	38,000	37,508
Santander UK Group Holdings PLC 3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (d)	25,000	24,029
Santander UK PLC 2.38%, 3/16/2020	50,000	49,362
Security Description	Principal Amount	Value
Skandinaviska Enskilda Banken AB 2.63%, 3/15/2021	$ 75,000	$ 73,537
Sumitomo Mitsui Banking Corp. 2.51%, 1/17/2020	250,000	247,967
Sumitomo Mitsui Financial Group, Inc. 2.63%, 7/14/2026	38,000	34,238
SunTrust Bank Series BKNT, 2.45%, 8/1/2022	25,000	23,998
Svenska Handelsbanken AB Series GMTN, 2.40%, 10/1/2020	25,000	24,550
Toronto-Dominion Bank:
Series GMTN, 3.15%, 9/17/2020	100,000	100,126
Series MTN, 2.25%, 11/5/2019	38,000	37,722
US Bancorp Series MTN, 3.60%, 9/11/2024	100,000	98,807
Wells Fargo & Co.:
3.00%, 10/23/2026	125,000	115,844
Series MTN, 3.55%, 9/29/2025	100,000	97,433
Series MTN, 4.65%, 11/4/2044	106,000	103,184
Wells Fargo Bank NA Series BKNT, 2.60%, 1/15/2021	200,000	196,594
Westpac Banking Corp.:
2.60%, 11/23/2020	25,000	24,643
2.85%, 5/13/2026	160,000	147,824
		9,330,187
BEVERAGES — 3.0%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2/1/2021	100,000	98,552
4.63%, 2/1/2044	200,000	194,474
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	8,000	6,949
4.00%, 4/13/2028 (a)	55,000	54,188
4.44%, 10/6/2048	9,000	8,488
4.60%, 4/15/2048	125,000	121,107
8.00%, 11/15/2039	3,000	4,177
Coca-Cola Co.:
1.55%, 9/1/2021	50,000	47,886
2.25%, 9/1/2026	125,000	113,429
2.88%, 10/27/2025	40,000	38,233
Coca-Cola European Partners PLC 3.50%, 9/15/2020	19,000	18,988
Constellation Brands, Inc. 4.50%, 5/9/2047	50,000	46,567
Diageo Capital PLC 2.63%, 4/29/2023	11,000	10,631
Diageo Investment Corp. 2.88%, 5/11/2022	38,000	37,306
Keurig Dr Pepper, Inc.:
3.55%, 5/25/2021 (b)	100,000	99,786
7.45%, 5/1/2038	6,000	7,581
Molson Coors Brewing Co.:
2.25%, 3/15/2020	50,000	49,250
4.20%, 7/15/2046 (a)	25,000	22,106
PepsiCo, Inc.:

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 4/15/2021	$ 300,000	$ 291,951
3.13%, 11/1/2020	11,000	11,027
3.60%, 3/1/2024	8,000	8,079
4.60%, 7/17/2045	8,000	8,537
		1,299,292
BIOTECHNOLOGY — 1.3%
Amgen, Inc. 4.10%, 6/15/2021	100,000	101,785
Biogen, Inc.:
3.63%, 9/15/2022	19,000	19,042
5.20%, 9/15/2045	3,000	3,183
Celgene Corp.:
2.88%, 8/15/2020	8,000	7,945
3.55%, 8/15/2022	50,000	49,825
3.63%, 5/15/2024	82,000	80,816
4.63%, 5/15/2044	38,000	35,726
Gilead Sciences, Inc.:
4.50%, 2/1/2045	16,000	15,910
5.65%, 12/1/2041	200,000	229,666
		543,898
BUILDING MATERIALS — 0.3%
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	15,000	15,077
Johnson Controls International PLC:
4.63%, 7/2/2044 (e)	11,000	10,770
3.63%, 7/2/2024 (e)	8,000	7,885
Masco Corp. 4.38%, 4/1/2026	76,000	75,255
		108,987
CHEMICALS — 1.1%
Air Products & Chemicals, Inc. 4.38%, 8/21/2019	11,000	11,153
Dow Chemical Co. 4.25%, 11/15/2020	110,000	112,021
Eastman Chemical Co.:
2.70%, 1/15/2020	41,000	40,776
3.60%, 8/15/2022	50,000	50,030
International Flavors & Fragrances, Inc. 5.00%, 9/26/2048	15,000	15,153
LYB International Finance B.V.:
4.00%, 7/15/2023	22,000	22,008
5.25%, 7/15/2043	105,000	107,046
Methanex Corp. 4.25%, 12/1/2024	19,000	18,673
Mosaic Co. 4.88%, 11/15/2041	5,000	4,590
PPG Industries, Inc. 3.60%, 11/15/2020	19,000	19,164
Praxair, Inc. 2.65%, 2/5/2025	19,000	17,981
RPM International, Inc.:
3.45%, 11/15/2022	11,000	10,823
6.13%, 10/15/2019	5,000	5,143
Security Description	Principal Amount	Value
Westlake Chemical Corp.:
3.60%, 8/15/2026	$ 25,000	$ 23,498
5.00%, 8/15/2046	25,000	24,559
		482,618
COMMERCIAL SERVICES — 0.4%
Block Financial LLC 4.13%, 10/1/2020	38,000	38,328
Ecolab, Inc.:
3.25%, 12/1/2027	35,000	33,579
4.35%, 12/8/2021	9,000	9,263
5.50%, 12/8/2041	3,000	3,485
Equifax, Inc. 3.30%, 12/15/2022	22,000	21,432
Moody's Corp. 5.50%, 9/1/2020	11,000	11,434
S&P Global, Inc. 4.40%, 2/15/2026	11,000	11,288
Total System Services, Inc. 4.00%, 6/1/2023	50,000	50,275
Verisk Analytics, Inc. 4.00%, 6/15/2025 (a)	16,000	15,788
		194,872
COMPUTERS — 2.4%
Apple, Inc.:
2.70%, 5/13/2022	430,000	422,561
3.00%, 6/20/2027	90,000	85,577
3.85%, 5/4/2043	200,000	192,366
Hewlett Packard Enterprise Co. 6.20%, 10/15/2035	100,000	103,328
HP, Inc. 3.75%, 12/1/2020	3,000	3,023
International Business Machines Corp.:
1.63%, 5/15/2020	200,000	195,674
6.22%, 8/1/2027	11,000	12,890
Seagate HDD Cayman 3.75%, 11/15/2018	38,000	38,006
		1,053,425
COSMETICS/PERSONAL CARE — 0.4%
Colgate-Palmolive Co. Series GMTN, 2.25%, 11/15/2022	22,000	21,212
Estee Lauder Cos., Inc.:
3.70%, 8/15/2042	19,000	17,728
6.00%, 5/15/2037	11,000	13,407
Procter & Gamble Co.:
2.30%, 2/6/2022	38,000	36,945
2.45%, 11/3/2026	52,000	48,082
Unilever Capital Corp. 5.90%, 11/15/2032	38,000	46,336
		183,710

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
DISTRIBUTION & WHOLESALE — 0.0% (c)
WW Grainger, Inc. 4.60%, 6/15/2045	$ 19,000	$ 19,789
DIVERSIFIED FINANCIAL SERVICES — 3.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.63%, 7/1/2022	150,000	152,883
Air Lease Corp.:
3.00%, 9/15/2023	43,000	40,712
3.38%, 1/15/2019	11,000	11,012
3.50%, 1/15/2022	15,000	14,911
3.88%, 4/1/2021	5,000	5,023
Aircastle, Ltd. 4.40%, 9/25/2023	25,000	25,017
American Express Co. 3.40%, 2/27/2023	25,000	24,617
American Express Credit Corp.:
Series F, 2.60%, 9/14/2020	13,000	12,862
Series MTN, 2.20%, 3/3/2020	25,000	24,705
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	20,000	18,525
4.00%, 10/15/2023	27,000	27,397
5.30%, 3/15/2020	36,000	37,098
7.30%, 6/28/2019	5,000	5,162
BlackRock, Inc.:
3.20%, 3/15/2027	38,000	36,573
3.50%, 3/18/2024	19,000	19,030
Series 2, 5.00%, 12/10/2019	38,000	38,948
Brookfield Asset Management, Inc. 4.00%, 1/15/2025 (a)	22,000	21,648
Brookfield Finance LLC 4.00%, 4/1/2024	38,000	37,788
Charles Schwab Corp.:
3.23%, 9/1/2022	11,000	10,885
4.45%, 7/22/2020	27,000	27,603
CME Group, Inc.:
3.00%, 3/15/2025	140,000	134,739
5.30%, 9/15/2043	11,000	12,763
GE Capital International Funding Co. 2.34%, 11/15/2020	200,000	195,450
GLP Capital L.P./GLP Financing II, Inc.:
4.88%, 11/1/2020	15,000	15,284
5.25%, 6/1/2025	5,000	5,081
5.38%, 11/1/2023	5,000	5,174
5.38%, 4/15/2026	10,000	10,155
5.75%, 6/1/2028	5,000	5,182
Intercontinental Exchange, Inc. 4.00%, 10/15/2023	19,000	19,410
Jefferies Group LLC:
5.13%, 1/20/2023	8,000	8,261
6.50%, 1/20/2043	3,000	3,085
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
Security Description	Principal Amount	Value
4.15%, 1/23/2030	$ 50,000	$ 44,878
4.85%, 1/15/2027	25,000	24,561
Lazard Group LLC 4.50%, 9/19/2028	15,000	14,775
Legg Mason, Inc. 5.63%, 1/15/2044	8,000	8,106
Mastercard, Inc. 2.00%, 4/1/2019	19,000	18,951
Nasdaq, Inc.:
3.85%, 6/30/2026	3,000	2,895
4.25%, 6/1/2024	44,000	44,431
National Rural Utilities Cooperative Finance Corp. 3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (d)	99,000	99,604
Nomura Holdings, Inc. 6.70%, 3/4/2020	30,000	31,339
ORIX Corp.:
2.90%, 7/18/2022	30,000	28,961
3.25%, 12/4/2024	50,000	47,598
3.70%, 7/18/2027	25,000	23,954
Raymond James Financial, Inc.:
3.63%, 9/15/2026	38,000	36,313
4.95%, 7/15/2046	50,000	50,858
Synchrony Financial 4.25%, 8/15/2024	19,000	18,367
Visa, Inc.:
2.20%, 12/14/2020	100,000	98,272
2.80%, 12/14/2022	38,000	37,232
		1,638,078
ELECTRIC — 6.5%
AEP Transmission Co. LLC 4.25%, 9/15/2048	20,000	20,001
Alabama Power Co.:
4.15%, 8/15/2044	3,000	2,912
Series A, 4.30%, 7/15/2048	100,000	100,133
Ameren Corp. 3.65%, 2/15/2026	50,000	48,562
Ameren Illinois Co. 4.30%, 7/1/2044	16,000	15,936
Arizona Public Service Co. 4.50%, 4/1/2042	150,000	153,977
Baltimore Gas & Electric Co. 4.25%, 9/15/2048	25,000	24,950
Berkshire Hathaway Energy Co.:
3.50%, 2/1/2025	19,000	18,683
5.95%, 5/15/2037	22,000	26,131
6.13%, 4/1/2036	8,000	9,702
Black Hills Corp. 4.35%, 5/1/2033	10,000	9,837
CenterPoint Energy Houston Electric LLC:
2.25%, 8/1/2022	3,000	2,869
4.50%, 4/1/2044	41,000	43,108
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	25,000	23,542

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	$ 11,000	$ 12,672
Commonwealth Edison Co. 3.70%, 8/15/2028	10,000	9,969
Consolidated Edison Co. of New York, Inc.:
3.30%, 12/1/2024	19,000	18,586
5.70%, 6/15/2040	205,000	242,117
Dominion Energy, Inc.:
2.58%, 7/1/2020	100,000	98,700
3.63%, 12/1/2024	8,000	7,825
4.70%, 12/1/2044	100,000	100,977
DTE Electric Co.:
3.70%, 3/15/2045	11,000	10,235
Series A, 6.63%, 6/1/2036	19,000	23,975
DTE Energy Co. 2.85%, 10/1/2026	25,000	22,908
Duke Energy Carolinas LLC:
6.05%, 4/15/2038	25,000	30,741
6.10%, 6/1/2037	5,000	6,069
Duke Energy Corp. 3.75%, 4/15/2024	8,000	7,998
Duke Energy Indiana LLC 3.75%, 7/15/2020	200,000	202,236
Duke Energy Progress LLC:
3.38%, 9/1/2023	15,000	14,967
3.70%, 10/15/2046	13,000	11,878
Edison International 4.13%, 3/15/2028	50,000	49,494
Emera US Finance L.P. 3.55%, 6/15/2026	60,000	56,549
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	13,000	14,126
Eversource Energy 4.50%, 11/15/2019	13,000	13,189
Exelon Corp.:
3.40%, 4/15/2026	25,000	23,864
3.50%, 6/1/2022	100,000	98,267
5.15%, 12/1/2020	11,000	11,326
FirstEnergy Corp.:
Series B, 3.90%, 7/15/2027	50,000	48,667
Series C, 4.85%, 7/15/2047	25,000	25,619
Florida Power & Light Co.:
4.13%, 2/1/2042	5,000	5,000
5.95%, 2/1/2038	110,000	134,560
Fortis, Inc. 3.06%, 10/4/2026	50,000	45,854
Indiana Michigan Power Co. 4.25%, 8/15/2048	25,000	24,697
Interstate Power & Light Co.:
3.25%, 12/1/2024	50,000	48,545
4.10%, 9/26/2028	25,000	25,153
ITC Holdings Corp.:
3.25%, 6/30/2026	38,000	35,668
3.35%, 11/15/2027 (a)	50,000	46,776
Kentucky Utilities Co.:
3.25%, 11/1/2020	100,000	100,134
5.13%, 11/1/2040	5,000	5,662
Security Description	Principal Amount	Value
Northern States Power Co. 4.85%, 8/15/2040	$ 8,000	$ 8,594
NSTAR Electric Co. 4.40%, 3/1/2044	8,000	8,198
Oklahoma Gas & Electric Co.:
4.55%, 3/15/2044	11,000	11,185
5.25%, 5/15/2041	5,000	5,578
Oncor Electric Delivery Co. LLC 3.70%, 11/15/2028 (b)	25,000	24,915
Pacific Gas & Electric Co.:
3.75%, 2/15/2024	3,000	2,938
3.95%, 12/1/2047	130,000	113,253
4.75%, 2/15/2044	13,000	12,699
PECO Energy Co.:
3.90%, 3/1/2048	15,000	14,286
4.15%, 10/1/2044	11,000	10,889
PPL Capital Funding, Inc. 3.95%, 3/15/2024	19,000	18,980
PPL Electric Utilities Corp. 4.13%, 6/15/2044	8,000	7,878
Progress Energy, Inc. 4.40%, 1/15/2021 (a)	11,000	11,220
Public Service Co. of Colorado 4.30%, 3/15/2044	16,000	16,300
Public Service Electric & Gas Co.:
Series I, 1.80%, 6/1/2019	8,000	7,947
Series MTN, 3.25%, 9/1/2023	25,000	24,833
Series MTN, 5.50%, 3/1/2040	10,000	11,748
Puget Energy, Inc. 3.65%, 5/15/2025	25,000	24,143
Sempra Energy:
2.40%, 3/15/2020	16,000	15,803
3.25%, 6/15/2027	50,000	46,436
3.80%, 2/1/2038	30,000	27,005
6.00%, 10/15/2039	5,000	5,759
South Carolina Electric & Gas Co.:
4.25%, 8/15/2028 (a)	5,000	4,974
4.60%, 6/15/2043	19,000	18,795
6.05%, 1/15/2038	11,000	12,414
Southern California Edison Co.:
4.00%, 4/1/2047	38,000	35,536
4.65%, 10/1/2043	3,000	3,102
Series C, 4.13%, 3/1/2048	15,000	14,334
Series E, 3.70%, 8/1/2025	15,000	14,922
Southwestern Electric Power Co. Series M, 4.10%, 9/15/2028	25,000	25,028
Tampa Electric Co. 2.60%, 9/15/2022	16,000	15,384
TransAlta Corp. 6.50%, 3/15/2040	19,000	18,814
Westar Energy, Inc. 4.63%, 9/1/2043	22,000	22,991
Wisconsin Electric Power Co.:
3.10%, 6/1/2025	19,000	18,237
5.70%, 12/1/2036	5,000	5,906
Wisconsin Power & Light Co. 5.00%, 7/15/2019	11,000	11,177

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Xcel Energy, Inc. 4.70%, 5/15/2020	$ 11,000	$ 11,181
		2,798,728
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
2.63%, 2/15/2023	27,000	26,066
4.25%, 11/15/2020	11,000	11,213
5.25%, 11/15/2039	11,000	12,401
		49,680
ELECTRONICS — 0.6%
Agilent Technologies, Inc.:
3.05%, 9/22/2026	11,000	10,214
5.00%, 7/15/2020	50,000	51,501
Corning, Inc. 4.38%, 11/15/2057	25,000	21,939
Flex, Ltd. 4.75%, 6/15/2025	16,000	16,088
Fortive Corp. 3.15%, 6/15/2026	79,000	73,572
Honeywell International, Inc.:
3.81%, 11/21/2047	25,000	23,795
4.25%, 3/1/2021	11,000	11,268
Jabil, Inc. 3.95%, 1/12/2028	50,000	47,153
Tyco Electronics Group SA:
3.45%, 8/1/2024	11,000	10,725
4.88%, 1/15/2021	11,000	11,334
		277,589
ENGINEERING & CONSTRUCTION — 0.1%
Fluor Corp. 4.25%, 9/15/2028	25,000	24,467
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
2.90%, 7/1/2026	22,000	20,435
3.38%, 11/15/2027	30,000	28,535
5.25%, 11/15/2021	4,000	4,209
Waste Management, Inc. 2.90%, 9/15/2022	76,000	74,481
		127,660
FOOD — 1.4%
Campbell Soup Co.:
3.95%, 3/15/2025	50,000	48,337
4.25%, 4/15/2021	5,000	5,076
Delhaize America LLC 9.00%, 4/15/2031	12,000	16,177
General Mills, Inc.:
3.20%, 2/10/2027	100,000	91,764
3.65%, 2/15/2024	10,000	9,838
Hershey Co. 4.13%, 12/1/2020	11,000	11,248
Ingredion, Inc. 3.20%, 10/1/2026	19,000	17,582
Security Description	Principal Amount	Value
JM Smucker Co. 2.50%, 3/15/2020	$ 38,000	$ 37,636
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	55,000	59,745
Kraft Heinz Foods Co.:
3.00%, 6/1/2026 (a)	19,000	17,298
4.00%, 6/15/2023	50,000	50,143
4.63%, 1/30/2029 (a)	25,000	24,902
5.00%, 6/4/2042	3,000	2,864
6.50%, 2/9/2040	100,000	113,230
McCormick & Co., Inc. 3.25%, 11/15/2025	19,000	17,989
Mondelez International, Inc. 4.00%, 2/1/2024	50,000	50,327
Tyson Foods, Inc. 4.55%, 6/2/2047	50,000	46,737
		620,893
FOREST PRODUCTS & PAPER — 0.2%
International Paper Co.:
3.00%, 2/15/2027 (a)	25,000	22,952
4.75%, 2/15/2022	3,000	3,107
5.15%, 5/15/2046	50,000	51,400
		77,459
GAS — 0.4%
Atmos Energy Corp.:
3.00%, 6/15/2027	22,000	20,758
4.13%, 10/15/2044	50,000	48,896
4.15%, 1/15/2043	16,000	15,626
National Fuel Gas Co. 3.75%, 3/1/2023	19,000	18,651
NiSource, Inc.:
3.95%, 3/30/2048	38,000	34,018
5.65%, 2/1/2045	5,000	5,625
5.95%, 6/15/2041	5,000	5,701
Southern California Gas Co.:
4.45%, 3/15/2044	3,000	3,051
Series VV, 4.30%, 1/15/2049	25,000	25,560
Southern Co. Gas Capital Corp.:
3.50%, 9/15/2021	3,000	2,977
5.25%, 8/15/2019	11,000	11,207
		192,070
HEALTH CARE PRODUCTS — 2.2%
Abbott Laboratories:
2.90%, 11/30/2021	100,000	98,667
4.90%, 11/30/2046	140,000	152,074
6.15%, 11/30/2037	5,000	6,018
Becton Dickinson and Co. 3.73%, 12/15/2024	8,000	7,833
Boston Scientific Corp.:
3.38%, 5/15/2022	19,000	18,776
6.00%, 1/15/2020	38,000	39,306
7.38%, 1/15/2040	3,000	3,952
Danaher Corp. 3.35%, 9/15/2025	38,000	37,296

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Koninklijke Philips NV:
5.00%, 3/15/2042	$ 3,000	$ 3,257
6.88%, 3/11/2038 (a)	5,000	6,496
Medtronic Global Holdings SCA 3.35%, 4/1/2027	105,000	102,378
Medtronic, Inc.:
3.50%, 3/15/2025	23,000	22,800
4.50%, 3/15/2042	11,000	11,362
4.63%, 3/15/2045	100,000	105,803
Stryker Corp.:
3.38%, 5/15/2024	19,000	18,567
4.10%, 4/1/2043	8,000	7,436
4.63%, 3/15/2046	80,000	80,835
Thermo Fisher Scientific, Inc.:
3.30%, 2/15/2022	53,000	52,547
4.70%, 5/1/2020	100,000	102,017
Zimmer Biomet Holdings, Inc.:
3.38%, 11/30/2021	19,000	18,801
3.55%, 4/1/2025	38,000	36,433
		932,654
HEALTH CARE SERVICES — 1.8%
Aetna, Inc.:
2.80%, 6/15/2023	38,000	36,396
6.63%, 6/15/2036	66,000	80,728
Anthem, Inc.:
2.50%, 11/21/2020	100,000	98,455
3.13%, 5/15/2022	11,000	10,820
Cigna Corp.:
3.05%, 10/15/2027	50,000	45,116
3.88%, 10/15/2047	25,000	21,401
5.38%, 2/15/2042	25,000	26,394
Halfmoon Parent, Inc.:
4.38%, 10/15/2028 (b)	10,000	9,972
4.90%, 12/15/2048 (b)	5,000	4,998
Humana, Inc.:
2.63%, 10/1/2019	38,000	37,850
4.80%, 3/15/2047	38,000	38,933
4.95%, 10/1/2044	11,000	11,449
8.15%, 6/15/2038	5,000	6,822
Laboratory Corp. of America Holdings:
2.63%, 2/1/2020	50,000	49,628
4.63%, 11/15/2020	8,000	8,181
Quest Diagnostics, Inc.:
3.45%, 6/1/2026 (a)	22,000	20,864
4.70%, 4/1/2021	19,000	19,536
UnitedHealth Group, Inc.:
3.50%, 6/15/2023	25,000	25,040
3.75%, 7/15/2025	4,000	4,012
3.88%, 10/15/2020	11,000	11,152
4.25%, 3/15/2043	19,000	18,912
4.25%, 6/15/2048	190,000	190,948
4.63%, 7/15/2035	16,000	17,064
		794,671
Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS & WARES — 0.2%
Clorox Co.:
3.10%, 10/1/2027	$ 19,000	$ 17,824
3.50%, 12/15/2024	8,000	7,928
3.80%, 11/15/2021	11,000	11,153
Kimberly-Clark Corp.:
2.40%, 6/1/2023	57,000	54,359
3.70%, 6/1/2043	3,000	2,751
		94,015
HOUSEWARES — 0.2%
Newell Brands, Inc.:
4.20%, 4/1/2026	37,000	35,177
5.50%, 4/1/2046	50,000	47,590
		82,767
INSURANCE — 3.0%
Aflac, Inc.:
2.88%, 10/15/2026	38,000	35,254
6.45%, 8/15/2040	4,000	4,846
Allstate Corp.:
3.15%, 6/15/2023	8,000	7,857
3.28%, 12/15/2026 (a)	38,000	36,526
4.20%, 12/15/2046	38,000	37,080
4.50%, 6/15/2043	11,000	11,171
Alterra Finance LLC 6.25%, 9/30/2020	11,000	11,545
Aon PLC:
3.50%, 6/14/2024	19,000	18,570
3.88%, 12/15/2025	38,000	37,606
AXA Equitable Holdings, Inc. 5.00%, 4/20/2048 (b)	30,000	28,103
Berkshire Hathaway Finance Corp. 4.20%, 8/15/2048	50,000	49,703
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	100,000	96,302
Chubb INA Holdings, Inc.:
2.70%, 3/13/2023	5,000	4,829
3.35%, 5/15/2024	3,000	2,949
3.35%, 5/3/2026	110,000	106,867
CNA Financial Corp.:
4.50%, 3/1/2026	76,000	76,806
5.75%, 8/15/2021	5,000	5,283
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	15,000	14,211
5.13%, 4/15/2022	16,000	16,790
Lincoln National Corp.:
3.80%, 3/1/2028 (a)	50,000	48,227
4.00%, 9/1/2023	3,000	3,031
6.25%, 2/15/2020	2,000	2,076
Loews Corp.:
3.75%, 4/1/2026	87,000	86,086
6.00%, 2/1/2035	5,000	5,725
Manulife Financial Corp.:
4.15%, 3/4/2026	48,000	48,419
4.90%, 9/17/2020	11,000	11,326

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Marsh & McLennan Cos., Inc.:
3.50%, 3/10/2025	$ 19,000	$ 18,510
4.80%, 7/15/2021	8,000	8,243
MetLife, Inc.:
3.60%, 4/10/2024	4,000	4,015
5.70%, 6/15/2035	3,000	3,429
Series D, 4.37%, 9/15/2023	120,000	124,448
Progressive Corp.:
2.45%, 1/15/2027 (a)	38,000	34,423
3.75%, 8/23/2021	11,000	11,099
4.35%, 4/25/2044	19,000	18,968
Prudential Financial, Inc.:
3.94%, 12/7/2049	25,000	22,489
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (d)	124,000	123,970
Series MTN, 4.60%, 5/15/2044 (a)	16,000	16,139
Reinsurance Group of America, Inc. 6.45%, 11/15/2019	3,000	3,100
Torchmark Corp. 4.55%, 9/15/2028	25,000	25,115
Trinity Acquisition PLC 6.13%, 8/15/2043	19,000	20,891
Unum Group 4.00%, 3/15/2024	3,000	2,963
Willis Towers Watson PLC 5.75%, 3/15/2021	38,000	39,739
		1,284,729
INTERNET — 0.9%
Alibaba Group Holding, Ltd. 4.50%, 11/28/2034	19,000	18,641
Alphabet, Inc.:
3.38%, 2/25/2024	38,000	38,202
3.63%, 5/19/2021	11,000	11,168
Amazon.com, Inc.:
1.90%, 8/21/2020	50,000	49,015
2.50%, 11/29/2022	19,000	18,412
3.15%, 8/22/2027	50,000	47,936
4.95%, 12/5/2044	70,000	78,385
Baidu, Inc.:
2.88%, 7/6/2022	25,000	24,029
4.13%, 6/30/2025	25,000	24,658
Booking Holdings, Inc. 3.55%, 3/15/2028	38,000	36,328
eBay, Inc.:
2.60%, 7/15/2022	4,000	3,859
4.00%, 7/15/2042	19,000	15,617
Expedia Group, Inc.:
5.95%, 8/15/2020	8,000	8,355
3.80%, 2/15/2028	38,000	35,025
		409,630
INVESTMENT COMPANY SECURITY — 0.1%
Ares Capital Corp. 3.63%, 1/19/2022	26,000	25,457
Security Description	Principal Amount	Value
IRON/STEEL — 0.4%
Nucor Corp.:
3.95%, 5/1/2028	$ 50,000	$ 49,879
5.20%, 8/1/2043	26,000	28,355
6.40%, 12/1/2037	5,000	6,115
Reliance Steel & Aluminum Co. 6.85%, 11/15/2036	11,000	12,483
Vale Overseas, Ltd.:
6.25%, 8/10/2026	50,000	54,676
6.88%, 11/10/2039 (a)	5,000	5,844
		157,352
LEISURE TIME — 0.1%
Royal Caribbean Cruises, Ltd. 3.70%, 3/15/2028 (a)	50,000	46,439
LODGING — 0.2%
Hyatt Hotels Corp. 4.38%, 9/15/2028	10,000	9,832
Marriott International, Inc.:
3.38%, 10/15/2020	16,000	16,011
3.75%, 3/15/2025	3,000	2,936
Series R, 3.13%, 6/15/2026	50,000	46,608
		75,387
MACHINERY, CONSTRUCTION & MINING — 0.3%
ABB Finance USA, Inc.:
2.88%, 5/8/2022	8,000	7,861
4.38%, 5/8/2042	3,000	3,042
Caterpillar Financial Services Corp. Series MTN, 3.15%, 9/7/2021	25,000	24,986
Caterpillar, Inc.:
3.40%, 5/15/2024 (a)	38,000	37,987
3.80%, 8/15/2042 (a)	50,000	47,791
3.90%, 5/27/2021	11,000	11,197
		132,864
MACHINERY-DIVERSIFIED — 1.0%
CNH Industrial Capital LLC:
4.38%, 4/5/2022 (a)	25,000	25,107
4.88%, 4/1/2021	200,000	205,000
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	25,000	23,719
Cummins, Inc.:
3.65%, 10/1/2023	13,000	13,171
7.13%, 3/1/2028	5,000	6,104
Deere & Co. 5.38%, 10/16/2029	5,000	5,651
Dover Corp. 5.38%, 3/1/2041	8,000	8,827
John Deere Capital Corp.:
2.25%, 4/17/2019	11,000	10,977
Series MTN, 2.65%, 6/24/2024	22,000	20,957
Series MTN, 3.13%, 9/10/2021	15,000	14,965
Series MTN, 3.45%, 3/13/2025	25,000	24,717
Rockwell Automation, Inc.:
2.05%, 3/1/2020	8,000	7,872

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 3/1/2025	$ 16,000	$ 15,189
Roper Technologies, Inc. 2.05%, 10/1/2018	19,000	19,000
Wabtec Corp. 4.70%, 9/15/2028	25,000	24,666
Xylem, Inc. 4.88%, 10/1/2021	27,000	27,916
		453,838
MEDIA — 3.4%
21st Century Fox America, Inc.:
3.00%, 9/15/2022	100,000	98,422
4.75%, 11/15/2046	50,000	53,633
CBS Corp.:
2.90%, 1/15/2027	13,000	11,633
4.00%, 1/15/2026	70,000	68,433
7.88%, 7/30/2030	5,000	6,261
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.91%, 7/23/2025	100,000	101,666
5.38%, 5/1/2047	88,000	83,919
Comcast Corp.:
3.15%, 3/1/2026	90,000	84,850
3.20%, 7/15/2036	110,000	92,429
4.20%, 8/15/2034	110,000	105,780
4.65%, 7/15/2042	11,000	10,872
Discovery Communications LLC:
4.88%, 4/1/2043	70,000	65,360
4.90%, 3/11/2026 (a)	13,000	13,331
Grupo Televisa SAB:
5.00%, 5/13/2045	19,000	17,703
8.50%, 3/11/2032	3,000	3,805
Historic TW, Inc. 6.63%, 5/15/2029	40,000	46,403
NBCUniversal Media LLC:
4.45%, 1/15/2043	216,000	206,241
5.15%, 4/30/2020	13,000	13,403
RELX Capital, Inc. 3.50%, 3/16/2023	30,000	29,637
Thomson Reuters Corp. 5.85%, 4/15/2040	38,000	41,362
Time Warner Cable LLC:
4.50%, 9/15/2042	8,000	6,841
6.55%, 5/1/2037	11,000	11,935
Viacom, Inc.:
3.88%, 12/15/2021	25,000	25,056
4.25%, 9/1/2023	16,000	16,102
5.85%, 9/1/2043	25,000	26,431
Walt Disney Co.:
2.75%, 8/16/2021	5,000	4,959
3.00%, 2/13/2026 (a)	100,000	95,877
Series E, 4.13%, 12/1/2041	11,000	10,819
Series GMTN, 4.13%, 6/1/2044 (a)	11,000	10,917
Warner Media LLC:
3.55%, 6/1/2024	3,000	2,917
Security Description	Principal Amount	Value
3.88%, 1/15/2026	$ 100,000	$ 96,721
4.70%, 1/15/2021	3,000	3,082
		1,466,800
METAL FABRICATE & HARDWARE — 0.0% (c)
Timken Co. 4.50%, 12/15/2028	20,000	19,687
MINING — 0.8%
Barrick Gold Corp. 5.25%, 4/1/2042 (a)	50,000	52,075
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	44,000	48,405
BHP Billiton Finance USA, Ltd. 5.00%, 9/30/2043	38,000	42,193
Goldcorp, Inc. 3.70%, 3/15/2023	50,000	49,297
Newmont Mining Corp.:
3.50%, 3/15/2022	11,000	10,901
4.88%, 3/15/2042	11,000	10,694
5.88%, 4/1/2035	5,000	5,566
6.25%, 10/1/2039	3,000	3,394
Rio Tinto Finance USA PLC 4.13%, 8/21/2042 (a)	38,000	37,274
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	38,000	38,183
Southern Copper Corp.:
5.88%, 4/23/2045	10,000	10,956
6.75%, 4/16/2040	19,000	22,477
		331,415
MISCELLANEOUS MANUFACTURER — 1.1%
3M Co.:
Series MTN, 2.00%, 8/7/2020	19,000	18,683
Series MTN, 3.63%, 9/14/2028	15,000	14,993
Series MTN, 3.88%, 6/15/2044	8,000	7,775
Series MTN, 4.00%, 9/14/2048	15,000	15,067
Eaton Corp.:
2.75%, 11/2/2022	27,000	26,192
6.95%, 3/20/2019	5,000	5,090
General Electric Co.:
4.50%, 3/11/2044 (a)	8,000	7,545
Series GMTN, 3.10%, 1/9/2023	100,000	97,909
Series MTN, 4.65%, 10/17/2021	116,000	119,792
Illinois Tool Works, Inc.:
3.50%, 3/1/2024	19,000	19,128
3.90%, 9/1/2042	19,000	18,543
4.88%, 9/15/2041	5,000	5,487
Ingersoll-Rand Global Holding Co., Ltd. 4.25%, 6/15/2023	57,000	58,320
Parker-Hannifin Corp.:
Series MTN, 4.20%, 11/21/2034	38,000	37,974
Series MTN, 6.25%, 5/15/2038	5,000	6,211
		458,709

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
OFFICE & BUSINESS EQUIPMENT — 0.0% (c)
Xerox Corp.:
3.80%, 5/15/2024	$ 3,000	$ 2,818
4.50%, 5/15/2021	3,000	3,011
		5,829
OIL & GAS — 4.6%
Anadarko Petroleum Corp.:
5.55%, 3/15/2026 (a)	13,000	13,820
6.45%, 9/15/2036	16,000	18,275
Apache Corp. 4.75%, 4/15/2043	16,000	15,145
BP Capital Markets America, Inc. 3.94%, 9/21/2028	50,000	50,307
BP Capital Markets PLC:
3.22%, 4/14/2024	38,000	37,281
3.25%, 5/6/2022	100,000	99,333
Canadian Natural Resources, Ltd.:
3.90%, 2/1/2025	16,000	15,804
6.50%, 2/15/2037	11,000	13,095
Cenovus Energy, Inc. 4.25%, 4/15/2027	50,000	48,334
Chevron Corp.:
2.90%, 3/3/2024	13,000	12,640
2.95%, 5/16/2026	170,000	162,256
3.19%, 6/24/2023	19,000	18,860
Cimarex Energy Co.:
3.90%, 5/15/2027 (a)	25,000	23,870
4.38%, 6/1/2024	50,000	50,525
Concho Resources, Inc.:
3.75%, 10/1/2027	38,000	36,387
4.88%, 10/1/2047	38,000	38,459
ConocoPhillips Co. 6.50%, 2/1/2039	8,000	10,365
Devon Energy Corp.:
4.75%, 5/15/2042	38,000	36,477
5.00%, 6/15/2045	45,000	44,839
EOG Resources, Inc.:
2.45%, 4/1/2020	7,000	6,932
4.40%, 6/1/2020	11,000	11,196
EQT Corp. 4.88%, 11/15/2021	19,000	19,510
Exxon Mobil Corp.:
2.71%, 3/6/2025	15,000	14,337
3.57%, 3/6/2045	25,000	23,358
Hess Corp.:
4.30%, 4/1/2027	38,000	36,884
5.60%, 2/15/2041	11,000	11,183
7.88%, 10/1/2029	5,000	6,053
HollyFrontier Corp. 5.88%, 4/1/2026	50,000	53,298
Kerr-McGee Corp. 7.88%, 9/15/2031	16,000	20,072
Marathon Oil Corp.:
2.80%, 11/1/2022	38,000	36,584
3.85%, 6/1/2025	20,000	19,560
4.40%, 7/15/2027	100,000	99,903
Security Description	Principal Amount	Value
Marathon Petroleum Corp.:
3.40%, 12/15/2020	$ 6,000	$ 6,006
4.75%, 9/15/2044	25,000	24,165
5.13%, 3/1/2021	11,000	11,412
Noble Energy, Inc. 3.85%, 1/15/2028	50,000	47,179
Occidental Petroleum Corp.:
4.20%, 3/15/2048	100,000	98,623
Series 1, 4.10%, 2/1/2021	100,000	101,661
Phillips 66:
4.65%, 11/15/2034	100,000	101,109
4.88%, 11/15/2044	22,000	22,799
Pioneer Natural Resources Co. 4.45%, 1/15/2026	25,000	25,578
Shell International Finance B.V.:
2.38%, 8/21/2022 (a)	100,000	96,802
2.88%, 5/10/2026	100,000	95,018
4.00%, 5/10/2046	138,000	134,635
Suncor Energy, Inc.:
3.60%, 12/1/2024 (a)	25,000	24,748
4.00%, 11/15/2047	35,000	32,866
Total Capital International SA 2.88%, 2/17/2022	13,000	12,824
Total Capital SA 4.25%, 12/15/2021	5,000	5,147
Valero Energy Corp.:
4.35%, 6/1/2028	20,000	20,124
4.90%, 3/15/2045	16,000	16,324
6.63%, 6/15/2037	5,000	6,044
		1,988,006
OIL & GAS SERVICES — 0.5%
Halliburton Co.:
4.50%, 11/15/2041	5,000	4,907
5.00%, 11/15/2045	100,000	106,582
6.70%, 9/15/2038	5,000	6,228
National Oilwell Varco, Inc. 3.95%, 12/1/2042	25,000	21,671
Schlumberger Investment SA 3.65%, 12/1/2023	58,000	58,383
		197,771
PACKAGING & CONTAINERS — 0.3%
Packaging Corp. of America:
3.40%, 12/15/2027	35,000	32,874
4.50%, 11/1/2023	8,000	8,226
WestRock MWV LLC 8.20%, 1/15/2030	33,000	42,709
WestRock RKT Co.:
3.50%, 3/1/2020	11,000	10,999
4.90%, 3/1/2022	16,000	16,569
		111,377
PHARMACEUTICALS — 5.9%
AbbVie, Inc.:
2.30%, 5/14/2021	100,000	97,295
2.90%, 11/6/2022	19,000	18,453
3.38%, 11/14/2021	10,000	9,993

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 11/14/2028	$ 10,000	$ 9,885
4.40%, 11/6/2042	11,000	10,174
4.88%, 11/14/2048	10,000	9,856
Allergan Funding SCS:
4.55%, 3/15/2035 (a)	200,000	193,994
4.85%, 6/15/2044	38,000	37,487
AmerisourceBergen Corp. 3.25%, 3/1/2025	38,000	36,160
AstraZeneca PLC:
2.38%, 6/12/2022	25,000	24,025
3.13%, 6/12/2027	25,000	23,254
4.00%, 9/18/2042	3,000	2,786
4.38%, 11/16/2045	125,000	122,803
Bristol-Myers Squibb Co. 3.25%, 11/1/2023	19,000	18,921
Cardinal Health, Inc.:
3.08%, 6/15/2024	27,000	25,511
4.50%, 11/15/2044	108,000	96,624
CVS Health Corp.:
2.75%, 12/1/2022	143,000	137,660
3.38%, 8/12/2024	11,000	10,628
4.30%, 3/25/2028	100,000	99,124
4.75%, 12/1/2022	100,000	103,373
4.78%, 3/25/2038	200,000	199,402
Eli Lilly & Co. 5.55%, 3/15/2037	38,000	45,014
Express Scripts Holding Co. 4.75%, 11/15/2021	19,000	19,611
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	50,000	49,843
5.38%, 4/15/2034	5,000	5,735
Johnson & Johnson:
2.95%, 3/3/2027	100,000	95,900
3.70%, 3/1/2046	120,000	114,251
5.85%, 7/15/2038	24,000	30,068
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	13,000	13,269
Medco Health Solutions, Inc. 4.13%, 9/15/2020	100,000	101,290
Merck & Co., Inc.:
2.75%, 2/10/2025	13,000	12,480
2.80%, 5/18/2023	11,000	10,771
3.70%, 2/10/2045	3,000	2,868
3.88%, 1/15/2021	11,000	11,186
Mylan, Inc. 4.55%, 4/15/2028 (b)	100,000	97,221
Novartis Capital Corp.:
2.40%, 9/21/2022	200,000	193,194
3.40%, 5/6/2024	19,000	19,026
Pfizer, Inc.:
1.95%, 6/3/2021	300,000	291,633
3.00%, 6/15/2023	5,000	4,939
3.60%, 9/15/2028 (a)	25,000	24,699
4.10%, 9/15/2038	10,000	9,970
7.20%, 3/15/2039	13,000	17,921
Sanofi 4.00%, 3/29/2021	38,000	38,727
Zoetis, Inc.:
Security Description	Principal Amount	Value
3.25%, 2/1/2023	$ 49,000	$ 48,146
4.70%, 2/1/2043	3,000	3,074
		2,548,244
PIPELINES — 3.7%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 6.38%, 5/1/2024	100,000	106,097
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	38,000	36,733
4.45%, 7/15/2027	38,000	36,563
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	54,000	54,585
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	5,000	6,323
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	16,000	15,491
4.40%, 3/15/2027	13,000	12,446
5.00%, 5/15/2044	19,000	17,084
Enbridge Energy Partners L.P. 4.20%, 9/15/2021	19,000	19,263
Enbridge, Inc.:
3.50%, 6/10/2024	27,000	26,356
4.25%, 12/1/2026	50,000	50,289
Energy Transfer Partners L.P.:
4.75%, 1/15/2026	100,000	100,839
5.20%, 2/1/2022	8,000	8,308
9.00%, 4/15/2019	5,000	5,160
Enterprise Products Operating LLC:
3.35%, 3/15/2023	11,000	10,885
3.95%, 2/15/2027	100,000	99,721
4.85%, 3/15/2044	11,000	11,198
5.10%, 2/15/2045	25,000	26,360
Kinder Morgan Energy Partners L.P.:
4.30%, 5/1/2024 (a)	16,000	16,152
6.50%, 9/1/2039	3,000	3,397
Kinder Morgan, Inc.:
4.30%, 3/1/2028 (a)	15,000	14,857
5.20%, 3/1/2048 (a)	100,000	102,003
5.55%, 6/1/2045	100,000	105,907
Magellan Midstream Partners L.P.:
4.20%, 3/15/2045	19,000	16,923
6.55%, 7/15/2019	11,000	11,304
MPLX L.P. 4.13%, 3/1/2027	138,000	134,394
ONEOK Partners L.P. 3.38%, 10/1/2022	38,000	37,465
Phillips 66 Partners L.P.:
2.65%, 2/15/2020	19,000	18,819
3.61%, 2/15/2025	3,000	2,893
Plains All American Pipeline L.P./PAA Finance Corp.:
4.70%, 6/15/2044	11,000	9,945
4.90%, 2/15/2045	25,000	23,238
5.75%, 1/15/2020	11,000	11,292
Southern Natural Gas Co. LLC 8.00%, 3/1/2032	5,000	6,392
Spectra Energy Partners L.P.:

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 10/15/2026	$ 6,000	$ 5,653
4.75%, 3/15/2024	86,000	88,786
Sunoco Logistics Partners Operations L.P.:
4.40%, 4/1/2021	38,000	38,643
4.65%, 2/15/2022	4,000	4,100
4.95%, 1/15/2043	11,000	10,043
5.35%, 5/15/2045	100,000	97,581
TransCanada PipeLines, Ltd.:
4.88%, 1/15/2026	50,000	52,235
5.00%, 10/16/2043	8,000	8,263
6.20%, 10/15/2037	5,000	5,817
Western Gas Partners L.P.:
5.38%, 6/1/2021 (a)	19,000	19,634
5.45%, 4/1/2044	38,000	35,791
Williams Cos., Inc.:
3.60%, 3/15/2022	16,000	15,909
3.70%, 1/15/2023	5,000	4,944
4.00%, 9/15/2025	3,000	2,949
4.13%, 11/15/2020 (a)	16,000	16,174
4.55%, 6/24/2024	10,000	10,162
5.75%, 6/24/2044	5,000	5,345
		1,580,711
REAL ESTATE — 0.2%
CBRE Services, Inc. 4.88%, 3/1/2026	22,000	22,421
Prologis L.P. 3.75%, 11/1/2025	62,000	61,968
		84,389
REAL ESTATE INVESTMENT TRUSTS — 3.0%
Alexandria Real Estate Equities, Inc.:
4.00%, 1/15/2024	15,000	15,027
4.50%, 7/30/2029	8,000	7,963
4.60%, 4/1/2022	22,000	22,578
American Tower Corp. 4.00%, 6/1/2025	100,000	98,304
AvalonBay Communities, Inc. Series GMTN, 3.63%, 10/1/2020	19,000	19,086
Boston Properties L.P.:
3.80%, 2/1/2024	19,000	18,879
4.13%, 5/15/2021	30,000	30,501
Brixmor Operating Partnership L.P.:
3.85%, 2/1/2025	21,000	20,201
4.13%, 6/15/2026	38,000	36,804
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	22,000	21,855
Crown Castle International Corp. 3.65%, 9/1/2027	80,000	75,146
DDR Corp. 3.63%, 2/1/2025	14,000	13,333
ERP Operating L.P.:
3.50%, 3/1/2028	25,000	24,125
4.50%, 7/1/2044	16,000	16,117
Security Description	Principal Amount	Value
4.75%, 7/15/2020	$ 50,000	$ 51,051
HCP, Inc.:
3.40%, 2/1/2025	50,000	47,385
3.75%, 2/1/2019	16,000	16,007
4.20%, 3/1/2024	49,000	48,754
Hospitality Properties Trust:
4.38%, 2/15/2030	151,000	138,500
4.50%, 3/15/2025	18,000	17,509
Host Hotels & Resorts L.P. 6.00%, 10/1/2021	16,000	16,860
Kimco Realty Corp. 2.80%, 10/1/2026	100,000	89,177
Mid-America Apartments L.P. 4.00%, 11/15/2025	22,000	21,670
National Retail Properties, Inc. 4.80%, 10/15/2048	15,000	15,077
Omega Healthcare Investors, Inc. 5.25%, 1/15/2026	36,000	36,369
Realty Income Corp. 3.88%, 7/15/2024	16,000	15,935
Sabra Health Care L.P. 5.13%, 8/15/2026	50,000	48,958
Select Income REIT 4.50%, 2/1/2025	19,000	18,230
Simon Property Group L.P.:
3.38%, 10/1/2024	140,000	136,961
4.25%, 10/1/2044	3,000	2,935
Ventas Realty L.P. 3.25%, 10/15/2026	38,000	35,051
VEREIT Operating Partnership L.P. 3.95%, 8/15/2027	55,000	51,745
Welltower, Inc.:
3.95%, 9/1/2023	50,000	49,980
5.13%, 3/15/2043	3,000	3,036
Weyerhaeuser Co.:
4.63%, 9/15/2023	11,000	11,336
7.38%, 3/15/2032	11,000	13,904
		1,306,349
RETAIL — 3.1%
AutoNation, Inc. 4.50%, 10/1/2025 (a)	19,000	18,803
AutoZone, Inc.:
1.63%, 4/21/2019	8,000	7,943
2.88%, 1/15/2023	11,000	10,640
3.13%, 7/15/2023	38,000	36,986
Best Buy Co., Inc. 4.45%, 10/1/2028 (a)	25,000	24,926
Costco Wholesale Corp.:
1.70%, 12/15/2019	11,000	10,849
1.75%, 2/15/2020	43,000	42,320
2.25%, 2/15/2022	16,000	15,518
Dollar General Corp. 3.25%, 4/15/2023	35,000	34,168
Home Depot, Inc.:
3.75%, 2/15/2024	26,000	26,497
5.40%, 9/15/2040	80,000	93,514
5.95%, 4/1/2041	100,000	124,601

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Lowe's Cos., Inc.:
3.38%, 9/15/2025	$ 19,000	$ 18,626
3.75%, 4/15/2021	11,000	11,141
4.25%, 9/15/2044	90,000	88,833
4.38%, 9/15/2045	12,000	12,072
4.65%, 4/15/2042	40,000	41,822
Macy's Retail Holdings, Inc.:
3.63%, 6/1/2024 (a)	8,000	7,665
3.88%, 1/15/2022	5,000	4,983
McDonald's Corp.:
Series MTN, 2.75%, 12/9/2020	100,000	99,295
Series MTN, 3.80%, 4/1/2028	50,000	49,237
Series MTN, 6.30%, 3/1/2038	30,000	36,151
Nordstrom, Inc. 4.00%, 10/15/2021	11,000	11,162
O'Reilly Automotive, Inc. 3.55%, 3/15/2026	19,000	18,226
QVC, Inc.:
5.13%, 7/2/2022	11,000	11,164
5.95%, 3/15/2043	16,000	14,489
Tapestry, Inc. 3.00%, 7/15/2022	25,000	24,098
Target Corp.:
3.88%, 7/15/2020	19,000	19,295
4.00%, 7/1/2042	8,000	7,744
TJX Cos., Inc. 2.25%, 9/15/2026	19,000	17,190
Walgreen Co. 4.40%, 9/15/2042	25,000	22,890
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/2024	53,000	52,318
4.80%, 11/18/2044	3,000	2,909
Walmart, Inc.:
3.55%, 6/26/2025	150,000	150,762
3.70%, 6/26/2028	50,000	49,985
4.30%, 4/22/2044	100,000	103,228
		1,322,050
SEMICONDUCTORS — 1.7%
Analog Devices, Inc. 3.90%, 12/15/2025	38,000	37,506
Applied Materials, Inc.:
4.30%, 6/15/2021	19,000	19,545
5.85%, 6/15/2041	26,000	31,006
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.38%, 1/15/2020	38,000	37,554
3.63%, 1/15/2024	38,000	36,939
Intel Corp.:
1.70%, 5/19/2021	150,000	144,916
2.35%, 5/11/2022	25,000	24,276
3.15%, 5/11/2027 (a)	25,000	24,175
3.73%, 12/8/2047	25,000	23,214
4.80%, 10/1/2041	50,000	54,615
KLA-Tencor Corp. 4.13%, 11/1/2021	30,000	30,472
Lam Research Corp.:
2.75%, 3/15/2020	30,000	29,760
Security Description	Principal Amount	Value
3.80%, 3/15/2025	$ 22,000	$ 21,784
Maxim Integrated Products, Inc. 3.38%, 3/15/2023	76,000	74,529
NVIDIA Corp. 3.20%, 9/16/2026	76,000	72,686
Texas Instruments, Inc.:
2.63%, 5/15/2024	18,000	17,254
2.75%, 3/12/2021	19,000	18,852
Xilinx, Inc.:
2.95%, 6/1/2024	38,000	36,097
3.00%, 3/15/2021	16,000	15,846
		751,026
SOFTWARE — 2.4%
Activision Blizzard, Inc. 2.30%, 9/15/2021	19,000	18,439
Adobe Systems, Inc. 3.25%, 2/1/2025	57,000	56,001
CA, Inc. 5.38%, 12/1/2019	24,000	24,548
Fidelity National Information Services, Inc.:
3.50%, 4/15/2023	4,000	3,957
3.63%, 10/15/2020	4,000	4,022
5.00%, 10/15/2025	97,000	102,130
Series 10Y, 4.25%, 5/15/2028	20,000	20,060
Fiserv, Inc.:
3.80%, 10/1/2023 (a)	10,000	10,019
4.63%, 10/1/2020	22,000	22,633
Microsoft Corp.:
2.65%, 11/3/2022	300,000	293,934
4.10%, 2/6/2037	80,000	82,586
4.45%, 11/3/2045	50,000	53,761
4.50%, 2/6/2057	100,000	108,027
Oracle Corp.:
2.25%, 10/8/2019	8,000	7,960
3.40%, 7/8/2024	8,000	7,944
3.80%, 11/15/2037	30,000	28,567
4.13%, 5/15/2045	200,000	194,276
6.13%, 7/8/2039	5,000	6,206
		1,045,070
TELECOMMUNICATIONS — 4.9%
America Movil SAB de CV:
3.13%, 7/16/2022	8,000	7,837
6.13%, 3/30/2040	8,000	9,408
6.38%, 3/1/2035	38,000	44,904
AT&T, Inc.:
2.30%, 3/11/2019	8,000	7,987
3.95%, 1/15/2025	100,000	98,438
4.75%, 5/15/2046	200,000	182,536
5.20%, 3/15/2020	100,000	102,937
5.25%, 3/1/2037	50,000	49,786
5.45%, 3/1/2047 (a)	200,000	199,926
6.38%, 3/1/2041	5,000	5,513
Cisco Systems, Inc. 5.90%, 2/15/2039	177,000	219,942

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	$ 25,000	$ 33,797
Motorola Solutions, Inc.:
3.75%, 5/15/2022	19,000	18,837
4.00%, 9/1/2024	38,000	37,177
Orange SA:
1.63%, 11/3/2019	38,000	37,425
2.75%, 2/6/2019	8,000	8,001
5.50%, 2/6/2044	8,000	8,996
Rogers Communications, Inc.:
4.30%, 2/15/2048	50,000	48,095
5.00%, 3/15/2044	11,000	11,514
Telefonica Emisiones SAU:
4.10%, 3/8/2027	150,000	144,454
4.57%, 4/27/2023	51,000	52,427
Verizon Communications, Inc.:
2.63%, 8/15/2026	170,000	154,115
3.13%, 3/16/2022	187,000	185,098
3.38%, 2/15/2025	100,000	97,164
4.13%, 3/16/2027	100,000	100,375
4.33%, 9/21/2028 (b)	8,000	8,040
4.75%, 11/1/2041	22,000	21,695
5.01%, 8/21/2054	100,000	100,250
Vodafone Group PLC:
2.50%, 9/26/2022	100,000	95,936
4.38%, 2/19/2043	38,000	34,054
		2,126,664
TEXTILES — 0.0% (c)
Cintas Corp. No. 2 6.15%, 8/15/2036	10,000	11,934
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.50%, 9/15/2027	22,000	20,424
6.35%, 3/15/2040	19,000	20,641
		41,065
TRANSPORTATION — 2.2%
Burlington Northern Santa Fe LLC:
3.40%, 9/1/2024	108,000	107,448
4.55%, 9/1/2044	100,000	104,227
Canadian National Railway Co.:
2.40%, 2/3/2020	50,000	49,563
2.85%, 12/15/2021	11,000	10,834
3.65%, 2/3/2048	25,000	22,966
6.20%, 6/1/2036	5,000	6,186
Canadian Pacific Railway Co.:
4.45%, 3/15/2023	11,000	11,330
5.75%, 3/15/2033	8,000	9,050
6.13%, 9/15/2115	50,000	58,972
CSX Corp.:
3.25%, 6/1/2027	75,000	70,981
3.35%, 11/1/2025	8,000	7,774
3.70%, 10/30/2020	86,000	86,690
3.80%, 11/1/2046	25,000	22,610
FedEx Corp.:
Security Description	Principal Amount	Value
2.63%, 8/1/2022	$ 16,000	$ 15,505
3.90%, 2/1/2035	19,000	17,875
Norfolk Southern Corp.:
3.15%, 6/1/2027	38,000	35,964
3.25%, 12/1/2021	2,000	1,992
3.65%, 8/1/2025	10,000	9,943
3.80%, 8/1/2028 (a)	15,000	14,852
3.94%, 11/1/2047	5,000	4,646
4.15%, 2/28/2048 (a)	10,000	9,663
4.80%, 8/15/2043	3,000	3,079
5.10%, 8/1/2118	15,000	14,794
Ryder System, Inc.:
Series MTN, 2.35%, 2/26/2019	11,000	10,978
Series MTN, 3.50%, 6/1/2021	15,000	14,987
Union Pacific Corp.:
3.88%, 2/1/2055	30,000	26,453
4.05%, 3/1/2046	15,000	14,158
4.16%, 7/15/2022	11,000	11,277
4.30%, 6/15/2042	105,000	103,018
United Parcel Service, Inc. 2.80%, 11/15/2024	100,000	95,912
		973,727
WATER — 0.1%
American Water Capital Corp.:
3.75%, 9/1/2028	25,000	24,723
4.30%, 12/1/2042	8,000	7,920
United Utilities PLC 6.88%, 8/15/2028	11,000	12,799
		45,442
TOTAL CORPORATE BONDS & NOTES (Cost $43,089,688)		42,557,348

	Shares
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (f) (g)	208,018	208,018
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	216,603	216,603
TOTAL SHORT-TERM INVESTMENTS (Cost $424,621)		424,621
TOTAL INVESTMENTS — 99.3% (Cost $43,514,309)		42,981,969
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		313,025
NET ASSETS — 100.0%		$ 43,294,994

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2018. Maturity date shown is the final maturity.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2018.
(h)	Investment of cash collateral for securities loaned.

BKNT	= Bank Notes
GMTN	= Global Medium Term Note
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$ —	$ 127,084	$—	$ 127,084
Aerospace & Defense	—	869,700	—	869,700
Agriculture	—	485,742	—	485,742
Airlines	—	142,632	—	142,632
Apparel	—	6,303	—	6,303
Auto Manufacturers	—	843,951	—	843,951
Auto Parts & Equipment	—	152,466	—	152,466
Banks	—	9,330,187	—	9,330,187
Beverages	—	1,299,292	—	1,299,292
Biotechnology	—	543,898	—	543,898
Building Materials	—	108,987	—	108,987
Chemicals	—	482,618	—	482,618
Commercial Services	—	194,872	—	194,872
Computers	—	1,053,425	—	1,053,425
Cosmetics/Personal Care	—	183,710	—	183,710
Distribution & Wholesale	—	19,789	—	19,789
Diversified Financial Services	—	1,638,078	—	1,638,078
Electric	—	2,798,728	—	2,798,728
Electrical Components & Equipment	—	49,680	—	49,680
Electronics	—	277,589	—	277,589
Engineering & Construction	—	24,467	—	24,467
Environmental Control	—	127,660	—	127,660
Food	—	620,893	—	620,893
Forest Products & Paper	—	77,459	—	77,459
Gas	—	192,070	—	192,070
Health Care Products	—	932,654	—	932,654
Health Care Services	—	794,671	—	794,671
Household Products & Wares	—	94,015	—	94,015
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Housewares	$ —	$ 82,767	$—	$ 82,767
Insurance	—	1,284,729	—	1,284,729
Internet	—	409,630	—	409,630
Investment Company Security	—	25,457	—	25,457
Iron/Steel	—	157,352	—	157,352
Leisure Time	—	46,439	—	46,439
Lodging	—	75,387	—	75,387
Machinery, Construction & Mining	—	132,864	—	132,864
Machinery-Diversified	—	453,838	—	453,838
Media	—	1,466,800	—	1,466,800
Metal Fabricate & Hardware	—	19,687	—	19,687
Mining	—	331,415	—	331,415
Miscellaneous Manufacturer	—	458,709	—	458,709
Office & Business Equipment	—	5,829	—	5,829
Oil & Gas	—	1,988,006	—	1,988,006
Oil & Gas Services	—	197,771	—	197,771
Packaging & Containers	—	111,377	—	111,377
Pharmaceuticals	—	2,548,244	—	2,548,244
Pipelines	—	1,580,711	—	1,580,711
Real Estate	—	84,389	—	84,389
Real Estate Investment Trusts	—	1,306,349	—	1,306,349
Retail	—	1,322,050	—	1,322,050
Semiconductors	—	751,026	—	751,026
Software	—	1,045,070	—	1,045,070
Telecommunications	—	2,126,664	—	2,126,664
Textiles	—	11,934	—	11,934
Toys/Games/Hobbies	—	41,065	—	41,065
Transportation	—	973,727	—	973,727
Water	—	45,442	—	45,442
Short-Term Investments	424,621	—	—	424,621
TOTAL INVESTMENTS	$424,621	$42,557,348	$—	$42,981,969
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	23,331	$23,331	$19,466,953	$19,282,266	$—	$—	208,018	$208,018	$1,546	$—
State Street Navigator Securities Lending Government Money Market Portfolio	76,060	76,060	622,712	482,169	—	—	216,603	216,603	106	—
Total		$99,391	$20,089,665	$19,764,435	$—	$—		$424,621	$1,652	$—
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS MORTGAGE BACKED BOND ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 102.1%
Federal Home Loan Mortgage Corp.:
2.50%, 5/1/2028	$ 416,576	$ 406,195
2.50%, 6/1/2028	210,227	204,882
2.50%, 10/1/2029	75,021	72,751
2.50%, 1/1/2031	259,519	251,120
2.50%, 6/1/2031	1,317,807	1,271,867
2.50%, 10/1/2031	1,332,250	1,285,807
2.50%, 2/1/2033	302,620	291,926
3.00%, 10/1/2026	319,744	316,986
3.00%, 12/1/2026	625,749	620,351
3.00%, 10/1/2028	564,584	559,026
3.00%, 2/1/2029	56,948	56,338
3.00%, 5/1/2029	334,889	331,043
3.00%, 7/1/2029	118,538	117,177
3.00%, 8/1/2029	347,156	343,168
3.00%, 9/1/2029	83,988	83,023
3.00%, 2/1/2032	307,646	303,382
3.00%, 5/1/2035	252,764	246,750
3.00%, 7/1/2035	523,959	511,491
3.00%, 4/1/2036	568,839	555,302
3.00%, 11/1/2042	1,282,097	1,237,301
3.00%, 2/1/2043	1,476,060	1,424,487
3.00%, 3/1/2043	426,186	411,254
3.00%, 6/1/2043	119,593	115,403
3.00%, 7/1/2043	238,957	230,584
3.00%, 8/1/2043	117,528	113,410
3.00%, 9/1/2043	125,788	121,380
3.00%, 10/1/2043	124,752	120,381
3.00%, 1/1/2045	238,513	229,702
3.00%, 6/1/2045	166,751	160,090
3.00%, 7/1/2045	1,326,026	1,273,052
3.00%, 8/1/2045	1,223,154	1,180,418
3.00%, 5/1/2046	442,832	424,255
3.00%, 6/1/2046	320,448	307,004
3.00%, 8/1/2046	327,128	313,404
3.00%, 10/1/2046	980,608	939,470
3.00%, 11/1/2046	1,502,839	1,439,793
3.00%, 1/1/2047	877,660	840,841
3.50%, 6/1/2019	8,731	8,736
3.50%, 3/1/2021	155,664	156,490
3.50%, 2/1/2026	255,217	256,871
3.50%, 10/1/2026	197,616	198,897
3.50%, 1/1/2029	56,840	57,284
3.50%, 6/1/2029	94,692	95,413
3.50%, 8/1/2029	59,802	60,258
3.50%, 2/1/2030	38,484	38,759
3.50%, 7/1/2035	264,491	264,137
3.50%, 7/1/2042	33,826	33,568
3.50%, 3/1/2043	208,972	207,091
3.50%, 5/1/2043	581,066	575,835
3.50%, 8/1/2043	1,420,662	1,407,873
3.50%, 11/1/2043	111,871	110,864
3.50%, 6/1/2044	244,050	241,252
3.50%, 8/1/2044	110,042	108,780
3.50%, 10/1/2044	92,262	91,204
Security Description	Principal Amount	Value
3.50%, 11/1/2044	$ 187,508	$ 185,358
3.50%, 12/1/2044	428,712	423,797
3.50%, 1/1/2045	99,083	97,947
3.50%, 2/1/2045	412,402	407,674
3.50%, 7/1/2045	349,534	345,101
3.50%, 10/1/2045	410,193	404,990
3.50%, 11/1/2045	300,719	296,904
3.50%, 12/1/2045	803,115	792,928
3.50%, 1/1/2046	588,182	580,722
3.50%, 3/1/2046	697,902	689,050
3.50%, 5/1/2046	670,174	661,316
3.50%, 12/1/2046	691,630	682,489
3.50%, 2/1/2047	652,740	644,113
3.50%, 6/1/2047	844,822	832,004
3.50%, 8/1/2047	870,074	856,873
3.50%, 10/1/2047	1,078,997	1,062,626
3.50%, 11/1/2047	306,131	301,487
3.50%, 12/1/2047	615,624	606,284
3.50%, 2/1/2048	1,174,353	1,156,536
3.50%, 5/1/2048	219,883	216,530
3.50%, 6/1/2048	983,851	968,868
4.00%, 5/1/2021	64,379	64,667
4.00%, 6/1/2035	211,331	215,761
4.00%, 10/1/2040	106,246	108,322
4.00%, 12/1/2041	132,995	135,517
4.00%, 4/1/2042	66,972	68,242
4.00%, 6/1/2042	217,782	221,715
4.00%, 10/1/2043	323,297	329,428
4.00%, 5/1/2044	166,658	169,223
4.00%, 7/1/2044	291,370	295,855
4.00%, 10/1/2044	251,601	255,474
4.00%, 12/1/2044	69,236	70,302
4.00%, 4/1/2045	105,694	107,046
4.00%, 10/1/2045	341,271	345,636
4.00%, 12/1/2045	489,204	495,461
4.00%, 1/1/2046	1,335,136	1,352,212
4.00%, 6/1/2047	485,549	490,635
4.00%, 7/1/2047	259,444	262,257
4.00%, 8/1/2047	885,762	895,367
4.00%, 9/1/2047	441,064	445,847
4.00%, 11/1/2047	924,802	934,488
4.00%, 12/1/2047	467,961	472,862
4.00%, 4/1/2048	825,726	834,725
4.00%, 5/1/2048	975,036	985,097
4.00%, 7/1/2048	542,179	547,773
4.50%, 2/1/2039	101,535	105,816
4.50%, 7/1/2041	233,905	243,587
4.50%, 9/1/2041	65,283	67,986
4.50%, 10/1/2041	509,274	530,829
4.50%, 10/1/2043	154,407	160,354
4.50%, 3/1/2044	335,439	347,922
4.50%, 7/1/2044	637,566	661,291
4.50%, 9/1/2044	404,975	420,045
4.50%, 7/1/2045	567,478	591,496
4.50%, 8/1/2045	59,890	61,942
4.50%, 12/1/2047	710,299	734,019
4.50%, 7/1/2048	367,968	380,112

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS MORTGAGE BACKED BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 9/1/2031	$ 154,058	$ 161,720
5.00%, 9/1/2038	46,111	48,910
5.00%, 1/1/2039	109,402	116,042
5.00%, 9/1/2039	311,862	331,068
5.00%, 12/1/2041	147,943	157,257
5.00%, 7/1/2048	976,635	1,026,688
5.50%, 1/1/2028	22,824	24,383
5.50%, 9/1/2035	3,904	4,217
5.50%, 6/1/2036	17,071	18,439
5.50%, 12/1/2036	23,797	25,703
5.50%, 7/1/2037	289,235	312,409
5.50%, 4/1/2038	200,128	217,061
5.50%, 5/1/2038	3,136	3,402
5.50%, 8/1/2038	333,979	360,739
6.00%, 7/1/2040	628,707	684,425
TBA, 3.50%, 10/11/2048	200,000	196,843
TBA, 4.00%, 10/11/2048	1,800,000	1,817,550
Federal National Mortgage Association:
2.00%, 11/1/2031	232,036	217,248
2.50%, 7/1/2028	565,581	551,451
2.50%, 8/1/2028	282,126	275,077
2.50%, 10/1/2028	133,249	129,920
2.50%, 3/1/2029	445,473	434,563
2.50%, 2/1/2030	106,678	103,498
2.50%, 5/1/2030	140,324	135,841
2.50%, 7/1/2030	124,825	120,837
2.50%, 10/1/2031	1,509,918	1,457,955
2.50%, 11/1/2031	942,780	910,335
2.50%, 12/1/2031	534,067	515,687
2.50%, 10/1/2032	132,914	128,275
2.50%, 12/1/2032	318,157	307,053
3.00%, 12/1/2026	80,971	80,451
3.00%, 2/1/2027	42,934	42,659
3.00%, 3/1/2027	702,834	698,324
3.00%, 8/1/2027	635,987	631,905
3.00%, 10/1/2028	117,075	116,079
3.00%, 11/1/2028	173,164	171,691
3.00%, 6/1/2029	89,100	88,274
3.00%, 7/1/2029	170,488	168,907
3.00%, 8/1/2029	211,417	209,457
3.00%, 9/1/2029	87,007	86,201
3.00%, 4/1/2030	261,018	258,217
3.00%, 5/1/2030	678,330	673,150
3.00%, 6/1/2030	117,984	116,718
3.00%, 9/1/2030	95,984	94,955
3.00%, 11/1/2030	351,947	348,171
3.00%, 12/1/2030	127,908	126,535
3.00%, 4/1/2031	196,025	193,746
3.00%, 12/1/2032	942,068	930,755
3.00%, 1/1/2033	414,356	409,380
3.00%, 1/1/2035	202,561	199,244
3.00%, 2/1/2035	279,808	275,226
3.00%, 2/1/2036	268,962	262,588
3.00%, 9/1/2037	365,664	354,796
3.00%, 2/1/2043	852,383	822,654
3.00%, 4/1/2043	926,183	893,793
Security Description	Principal Amount	Value
3.00%, 5/1/2043	$ 770,525	$ 743,579
3.00%, 6/1/2043	390,209	376,563
3.00%, 7/1/2043	616,653	595,087
3.00%, 8/1/2043	942,210	909,259
3.00%, 9/1/2043	200,041	193,045
3.00%, 1/1/2044	101,790	98,231
3.00%, 12/1/2044	247,505	238,398
3.00%, 4/1/2045	564,450	541,943
3.00%, 11/1/2045	1,242,957	1,193,395
3.00%, 12/1/2045	285,557	274,171
3.00%, 5/1/2046	307,030	294,166
3.00%, 8/1/2046	1,070,154	1,025,315
3.00%, 9/1/2046	1,150,057	1,101,870
3.00%, 10/1/2046	2,006,938	1,922,848
3.00%, 11/1/2046	948,593	912,001
3.00%, 1/1/2047	1,635,000	1,566,494
3.00%, 7/1/2047	1,880,661	1,801,862
3.50%, 7/1/2025	319,447	321,754
3.50%, 10/1/2025	155,157	156,278
3.50%, 11/1/2025	186,384	187,730
3.50%, 12/1/2025	153,940	155,051
3.50%, 1/1/2026	21,499	21,654
3.50%, 1/1/2027	133,571	134,535
3.50%, 1/1/2028	213,768	215,512
3.50%, 1/1/2029	133,434	134,517
3.50%, 5/1/2029	204,563	206,186
3.50%, 10/1/2029	62,875	63,374
3.50%, 12/1/2030	177,847	179,176
3.50%, 2/1/2031	423,347	426,228
3.50%, 6/1/2033	445,947	448,395
3.50%, 6/1/2034	337,628	337,392
3.50%, 7/1/2034	381,281	381,015
3.50%, 2/1/2037	906,480	904,390
3.50%, 7/1/2037	438,472	436,140
3.50%, 12/1/2040	304,335	302,526
3.50%, 1/1/2041	296,143	294,382
3.50%, 5/1/2042	579,790	575,271
3.50%, 6/1/2042	460,248	456,661
3.50%, 1/1/2043	145,172	144,040
3.50%, 5/1/2043	327,870	324,859
3.50%, 6/1/2043	986,491	977,431
3.50%, 1/1/2044	159,356	157,892
3.50%, 9/1/2044	454,721	449,426
3.50%, 10/1/2044	91,480	90,415
3.50%, 1/1/2045	545,378	539,028
3.50%, 2/1/2045	2,896,946	2,872,825
3.50%, 4/1/2045	222,559	219,694
3.50%, 5/1/2045	137,435	135,666
3.50%, 8/1/2045	709,707	700,572
3.50%, 9/1/2045	1,221,548	1,212,057
3.50%, 11/1/2045	828,228	817,568
3.50%, 12/1/2045	1,493,474	1,474,251
3.50%, 2/1/2046	2,206,460	2,177,687
3.50%, 4/1/2046	1,375,043	1,356,199
3.50%, 2/1/2047	869,293	857,637
3.50%, 4/1/2047	669,579	659,299
3.50%, 5/1/2047	662,522	653,638

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS MORTGAGE BACKED BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 6/1/2047	$ 683,878	$ 673,378
3.50%, 9/1/2047	720,581	709,518
3.50%, 10/1/2047	465,134	457,992
3.50%, 11/1/2047	587,517	578,497
3.50%, 1/1/2048	1,168,292	1,150,354
3.50%, 2/1/2048	289,287	285,308
3.50%, 6/1/2048	566,130	557,396
3.50%, 9/1/2048	199,665	196,600
4.00%, 5/1/2020	1,031	1,034
4.00%, 7/1/2021	23,738	24,201
4.00%, 8/1/2026	70,541	72,015
4.00%, 1/1/2034	262,185	267,664
4.00%, 5/1/2037	218,233	222,340
4.00%, 10/1/2040	307,853	313,864
4.00%, 12/1/2040	253,374	258,321
4.00%, 1/1/2041	1,213,788	1,237,486
4.00%, 2/1/2041	352,688	359,574
4.00%, 10/1/2041	100,421	102,382
4.00%, 12/1/2041	122,530	124,850
4.00%, 4/1/2042	450,019	458,125
4.00%, 10/1/2043	1,212,811	1,234,469
4.00%, 12/1/2043	163,085	165,912
4.00%, 2/1/2044	155,556	158,252
4.00%, 6/1/2044	124,792	126,708
4.00%, 7/1/2044	404,986	411,206
4.00%, 9/1/2044	86,874	88,208
4.00%, 10/1/2044	108,425	110,090
4.00%, 12/1/2044	150,585	152,898
4.00%, 1/1/2045	46,886	47,606
4.00%, 3/1/2045	96,807	98,043
4.00%, 5/1/2045	404,353	409,515
4.00%, 7/1/2045	170,162	172,334
4.00%, 9/1/2045	770,571	780,916
4.00%, 12/1/2045	1,086,341	1,100,208
4.00%, 3/1/2046	199,003	201,395
4.00%, 4/1/2046	1,296,599	1,315,321
4.00%, 7/1/2046	513,973	520,150
4.00%, 11/1/2046	833,282	843,297
4.00%, 5/1/2047	1,656,390	1,673,699
4.00%, 6/1/2047	268,321	271,125
4.00%, 7/1/2047	409,726	414,007
4.00%, 8/1/2047	442,998	447,628
4.00%, 9/1/2047	828,352	837,008
4.00%, 1/1/2048	468,393	473,287
4.00%, 5/1/2048	583,466	589,468
4.00%, 7/1/2048	614,502	621,180
4.00%, 8/1/2048	569,022	574,876
4.50%, 4/1/2019	5,914	5,923
4.50%, 11/1/2024	33,221	34,061
4.50%, 4/1/2031	80,112	83,456
4.50%, 5/1/2041	207,195	215,832
4.50%, 9/1/2041	119,027	123,875
4.50%, 1/1/2042	240,255	250,041
4.50%, 9/1/2043	510,416	531,394
4.50%, 10/1/2043	205,960	213,759
4.50%, 12/1/2043	296,837	308,078
4.50%, 3/1/2044	76,341	79,130
Security Description	Principal Amount	Value
4.50%, 4/1/2044	$ 60,805	$ 63,026
4.50%, 5/1/2044	234,467	243,346
4.50%, 6/1/2044	401,472	416,142
4.50%, 10/1/2044	248,127	257,193
4.50%, 8/1/2047	321,109	331,630
4.50%, 9/1/2047	665,246	687,043
4.50%, 12/1/2047	604,755	624,570
4.50%, 8/1/2048	1,038,876	1,072,736
5.00%, 2/1/2019	3,143	3,143
5.00%, 3/1/2019	2,490	2,492
5.00%, 6/1/2039	495,052	525,516
5.00%, 6/1/2040	326,898	347,451
5.00%, 7/1/2040	162,303	172,508
5.00%, 9/1/2040	155,357	165,125
5.00%, 2/1/2041	110,457	117,402
5.00%, 3/1/2042	252,855	268,753
5.00%, 7/1/2044	81,676	85,843
5.00%, 1/1/2045	92,275	96,982
5.50%, 1/1/2035	385,042	416,399
5.50%, 4/1/2036	199,174	215,677
5.50%, 11/1/2038	82,114	89,289
5.50%, 12/1/2038	35,619	38,689
5.50%, 12/1/2039	79,640	86,599
5.50%, 7/1/2041	171,363	185,579
6.00%, 1/1/2037	34,654	37,501
6.00%, 9/1/2037	58,008	63,302
6.00%, 9/1/2039	43,672	47,612
6.00%, 6/1/2040	104,801	114,385
6.00%, 10/1/2040	136,552	148,860
TBA, 3.00%, 10/1/2048	400,000	382,722
TBA, 3.50%, 10/11/2048	400,000	393,618
TBA, 4.00%, 10/1/2033	600,000	611,904
TBA, 4.00%, 10/11/2048	1,800,000	1,817,514
TBA, 4.50%, 10/11/2048	1,800,000	1,856,628
Government National Mortgage Association:
2.50%, 1/20/2043	86,464	81,830
3.00%, 5/20/2032	596,103	593,876
3.00%, 5/15/2042	135,367	132,152
3.00%, 8/20/2042	349,433	341,978
3.00%, 12/20/2042	353,164	345,629
3.00%, 1/20/2043	1,125,926	1,101,905
3.00%, 3/20/2043	425,419	415,123
3.00%, 4/20/2043	260,264	253,965
3.00%, 8/20/2043	299,531	292,282
3.00%, 12/20/2044	153,631	149,709
3.00%, 2/15/2045	141,639	138,010
3.00%, 3/15/2045	136,461	132,766
3.00%, 3/20/2045	82,301	80,075
3.00%, 4/20/2045	250,254	243,487
3.00%, 6/20/2045	107,131	104,234
3.00%, 7/20/2045	563,751	548,506
3.00%, 8/20/2045	127,872	124,414
3.00%, 12/20/2045	98,649	95,981
3.00%, 5/20/2046	451,282	438,209
3.00%, 7/20/2046	325,087	315,669
3.00%, 8/20/2046	673,683	654,167

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS MORTGAGE BACKED BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 9/20/2046	$ 2,119,149	$ 2,057,760
3.00%, 10/20/2046	1,809,898	1,757,467
3.00%, 11/20/2046	1,019,285	989,758
3.00%, 12/20/2046	1,077,311	1,046,102
3.00%, 1/20/2047	518,758	503,730
3.00%, 2/20/2047	654,478	635,519
3.00%, 6/20/2047	203,635	197,342
3.00%, 10/20/2047	942,939	913,800
3.50%, 2/15/2042	246,165	246,265
3.50%, 4/15/2042	109,937	109,982
3.50%, 6/20/2042	622,619	623,711
3.50%, 10/20/2042	459,563	460,369
3.50%, 11/20/2042	77,269	77,404
3.50%, 2/20/2043	255,953	256,354
3.50%, 3/20/2043	270,721	271,179
3.50%, 4/20/2043	203,454	203,810
3.50%, 5/20/2043	255,796	256,197
3.50%, 7/20/2043	618,960	619,930
3.50%, 9/20/2043	318,841	319,341
3.50%, 1/20/2044	287,278	287,728
3.50%, 3/20/2044	190,510	190,318
3.50%, 4/20/2044	273,859	273,583
3.50%, 5/20/2044	287,819	287,529
3.50%, 7/20/2044	147,214	147,066
3.50%, 8/20/2044	212,238	212,024
3.50%, 10/20/2044	91,163	91,072
3.50%, 12/20/2044	61,254	61,193
3.50%, 2/20/2045	61,372	61,310
3.50%, 3/20/2045	78,153	77,998
3.50%, 4/20/2045	257,844	257,332
3.50%, 5/20/2045	266,262	265,733
3.50%, 6/20/2045	138,686	138,411
3.50%, 7/20/2045	1,176,784	1,174,449
3.50%, 9/20/2045	365,932	365,206
3.50%, 10/20/2045	413,394	412,574
3.50%, 11/20/2045	560,627	559,514
3.50%, 12/20/2045	88,816	88,640
3.50%, 4/20/2046	386,127	384,867
3.50%, 6/20/2046	1,178,694	1,174,848
3.50%, 8/20/2046	1,289,232	1,285,025
3.50%, 9/20/2046	1,430,642	1,425,973
3.50%, 10/20/2046	429,351	427,950
3.50%, 1/20/2047	317,733	316,697
3.50%, 3/20/2047	636,169	632,918
3.50%, 5/20/2047	1,228,603	1,222,324
3.50%, 6/20/2047	678,826	675,357
3.50%, 8/20/2047	367,701	365,822
3.50%, 9/20/2047	372,209	370,306
3.50%, 10/20/2047	753,734	749,883
3.50%, 12/20/2047	1,077,079	1,071,575
3.50%, 1/20/2048	724,963	721,258
3.50%, 2/20/2048	510,347	507,739
3.50%, 3/20/2048	1,781,800	1,772,500
3.50%, 6/20/2048	323,853	322,162
3.50%, 8/20/2048	245,412	244,131
4.00%, 2/15/2040	8,441	8,661
4.00%, 4/15/2040	139,463	142,882
Security Description	Principal Amount	Value
4.00%, 11/20/2041	$ 128,244	$ 131,541
4.00%, 2/20/2042	142,441	146,104
4.00%, 5/20/2042	125,461	128,565
4.00%, 8/20/2042	56,699	58,102
4.00%, 8/20/2043	150,168	153,775
4.00%, 3/20/2044	167,783	171,533
4.00%, 6/20/2044	223,515	228,510
4.00%, 7/15/2044	187,402	191,552
4.00%, 7/20/2044	169,275	173,058
4.00%, 8/20/2044	69,669	71,226
4.00%, 12/20/2044	82,677	84,524
4.00%, 1/20/2045	146,664	149,942
4.00%, 2/20/2045	445,792	455,754
4.00%, 5/15/2045	97,754	99,894
4.00%, 6/15/2045	125,757	128,510
4.00%, 8/20/2045	120,667	123,310
4.00%, 9/20/2045	452,484	462,397
4.00%, 10/20/2045	234,151	239,281
4.00%, 11/20/2045	615,870	629,362
4.00%, 1/20/2046	147,839	151,078
4.00%, 4/20/2046	502,454	513,461
4.00%, 5/20/2046	1,120,888	1,144,854
4.00%, 3/20/2047	719,258	734,636
4.00%, 4/20/2047	182,110	185,323
4.00%, 5/20/2047	448,292	456,201
4.00%, 8/20/2047	511,164	520,183
4.00%, 9/20/2047	263,533	268,183
4.00%, 1/20/2048	1,894,283	1,927,705
4.00%, 6/20/2048	1,114,910	1,134,468
4.00%, 8/20/2048	523,830	533,019
4.50%, 6/15/2039	30,860	32,164
4.50%, 4/15/2040	133,893	139,694
4.50%, 6/15/2040	110,035	114,802
4.50%, 9/20/2040	126,267	131,898
4.50%, 3/15/2041	70,723	73,787
4.50%, 6/15/2041	34,069	35,551
4.50%, 7/15/2041	48,201	50,297
4.50%, 7/20/2041	236,501	247,440
4.50%, 10/20/2043	54,920	57,155
4.50%, 12/20/2043	145,497	151,419
4.50%, 1/20/2044	115,278	119,969
4.50%, 4/20/2044	165,489	172,225
4.50%, 5/20/2045	93,405	97,201
4.50%, 10/20/2045	137,733	143,330
4.50%, 6/20/2046	309,140	321,704
4.50%, 7/20/2046	167,214	174,009
4.50%, 12/20/2046	330,004	343,435
4.50%, 8/20/2047	361,006	373,536
4.50%, 9/20/2047	496,795	514,039
4.50%, 12/20/2047	221,027	228,699
4.50%, 3/20/2048	290,017	300,083
4.50%, 8/20/2048	499,025	516,387
5.00%, 12/15/2038	45,534	48,063
5.00%, 5/15/2039	52,555	55,563
5.00%, 11/20/2042	212,849	224,475
5.00%, 3/20/2043	41,297	43,960
5.00%, 4/20/2043	93,537	98,646

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS MORTGAGE BACKED BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 5/20/2043	$ 36,294	$ 38,276
5.00%, 8/20/2043	165,288	175,938
5.00%, 5/20/2044	87,363	92,992
5.00%, 6/20/2044	53,102	56,524
5.00%, 7/20/2044	136,403	145,275
5.00%, 12/20/2045	658,977	701,439
5.00%, 4/20/2048	194,210	202,923
5.50%, 9/15/2035	31,941	32,927
5.50%, 7/15/2038	12,834	13,537
5.50%, 3/15/2039	101,475	108,830
6.00%, 8/15/2040	38,560	42,155
6.00%, 9/15/2040	67,824	73,896
6.00%, 1/20/2046	221,880	238,732
TBA, 3.50%, 10/18/2048	600,000	596,437
TBA, 4.00%, 10/18/2048	1,800,000	1,829,988
TBA, 4.50%, 10/18/2048	600,000	620,058
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $205,835,769)		198,044,571

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (a) (b) (Cost $5,437,508)	5,437,508	$ 5,437,508
TOTAL INVESTMENTS — 104.9% (Cost $211,273,277)		203,482,079
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.9)%		(9,556,600)
NET ASSETS — 100.0%		$ 193,925,479

(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at September 30, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$ —	$198,044,571	$—	$198,044,571
Short-Term Investment	5,437,508	—	—	5,437,508
TOTAL INVESTMENTS	$5,437,508	$198,044,571	$—	$203,482,079
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	26,679,737	$26,679,737	$21,458,341	$42,700,570	$—	$—	5,437,508	$5,437,508	$57,594	$—
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.0%
ADVERTISING — 0.3%
Acosta, Inc. 7.75%, 10/1/2022 (a)	$ 5,469,000	$ 1,873,132
Affinion Group, Inc. PIK 14.00%, 11/10/2022 (a)	3,246,914	2,926,281
Clear Channel International B.V. 8.75%, 12/15/2020 (a)	2,822,000	2,910,187
Lamar Media Corp. 5.00%, 5/1/2023	640,000	651,200
Mood Media Borrower LLC/Mood Media Co-Issuer, Inc. 6 month USD LIBOR + 0.14%, 14.00%, 7/1/2024 (b) (c)	1,428,627	1,407,198
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.25%, 2/15/2022	2,492,000	2,520,160
		12,288,158
AEROSPACE & DEFENSE — 2.4%
Arconic, Inc.:
5.40%, 4/15/2021 (d)	8,174,000	8,409,411
5.87%, 2/23/2022	4,398,000	4,595,910
6.15%, 8/15/2020	8,030,000	8,341,162
Bombardier, Inc.:
5.75%, 3/15/2022 (a)	6,954,000	6,992,942
6.00%, 10/15/2022 (a) (d)	8,345,000	8,376,294
6.13%, 1/15/2023 (a)	8,922,000	8,961,257
7.75%, 3/15/2020 (a)	6,633,000	6,931,485
8.75%, 12/1/2021 (a)	9,454,000	10,428,707
KLX, Inc. 5.88%, 12/1/2022 (a)	8,219,000	8,490,227
TransDigm, Inc.:
5.50%, 10/15/2020 (b) (d)	3,741,000	3,741,000
6.00%, 7/15/2022	10,177,000	10,342,885
6.50%, 7/15/2024	394,925	404,601
Triumph Group, Inc. 4.88%, 4/1/2021 (d)	2,449,000	2,369,408
		88,385,289
AGRICULTURE — 0.1%
Pyxus International, Inc. 9.88%, 7/15/2021 (d)	5,388,900	5,247,711
AIRLINES — 0.5%
Air Canada 7.75%, 4/15/2021 (a)	2,897,000	3,143,245
Allegiant Travel Co. 5.50%, 7/15/2019	2,184,000	2,205,840
American Airlines Group, Inc.:
4.63%, 3/1/2020 (a)	4,430,000	4,448,163
5.50%, 10/1/2019 (a)	2,676,000	2,710,788
Security Description	Principal Amount	Value
United Continental Holdings, Inc. 4.25%, 10/1/2022 (d)	$ 1,883,900	$ 1,862,706
Virgin Australia Holdings, Ltd.:
7.88%, 10/15/2021 (a)	3,805,000	3,762,384
8.50%, 11/15/2019 (a) (d)	2,223,000	2,257,679
		20,390,805
APPAREL — 0.1%
William Carter Co. 5.25%, 8/15/2021	2,444,000	2,486,770
AUTO MANUFACTURERS — 1.2%
Aston Martin Capital Holdings, Ltd. 6.50%, 4/15/2022 (a)	6,051,000	6,187,147
BCD Acquisition, Inc. 9.63%, 9/15/2023 (a)	3,598,000	3,845,542
Fiat Chrysler Automobiles NV:
4.50%, 4/15/2020	9,354,000	9,400,770
5.25%, 4/15/2023 (d)	10,748,000	10,959,736
Jaguar Land Rover Automotive PLC:
3.50%, 3/15/2020 (a) (d)	289,000	282,859
4.13%, 12/15/2018 (a)	5,665,000	5,672,365
4.25%, 11/15/2019 (a)	4,309,000	4,282,069
5.63%, 2/1/2023 (a) (d)	5,971,000	5,866,507
		46,496,995
AUTO PARTS & EQUIPMENT — 0.4%
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022	5,221,000	5,325,420
IHO Verwaltungs GmbH PIK:
4.13%, 9/15/2021 (a)	4,954,000	4,904,460
4.50%, 9/15/2023 (a)	2,893,000	2,795,361
		13,025,241
BANKS — 0.9%
CIT Group, Inc.:
4.13%, 3/9/2021	3,320,000	3,320,000
4.75%, 2/16/2024	1,084,000	1,082,645
5.00%, 8/15/2022	12,960,000	13,219,200
5.00%, 8/1/2023	1,767,000	1,802,516
5.38%, 5/15/2020	3,935,000	4,038,294
Royal Bank of Scotland Group PLC:
6.10%, 6/10/2023	2,856,000	2,981,664
6.13%, 12/15/2022 (d)	5,259,000	5,494,498
		31,938,817
BEVERAGES — 0.1%
Ajecorp B.V. 6.50%, 5/14/2022 (a)	4,130,000	3,185,263
BIOTECHNOLOGY — 0.2%
Concordia International Corp. 8.00%, 9/6/2024 (d)	2,852,592	2,792,117

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Sotera Health Topco, Inc. 8.13%, 11/1/2021 (a)	$ 4,020,000	$ 4,055,175
		6,847,292
BUILDING MATERIALS — 0.5%
Griffon Corp. 5.25%, 3/1/2022	6,029,000	5,961,475
Masonite International Corp. 5.63%, 3/15/2023 (a)	2,988,000	3,051,644
Omnimax International, Inc. 12.00%, 8/15/2020 (a)	2,520,000	2,625,525
Standard Industries, Inc. 5.50%, 2/15/2023 (a)	3,429,000	3,467,748
Summit Materials LLC/Summit Materials Finance Corp. 6.13%, 7/15/2023	3,209,000	3,237,079
		18,343,471
CHEMICALS — 3.0%
Ashland LLC 4.75%, 8/15/2022	7,916,000	7,999,910
CF Industries, Inc.:
3.45%, 6/1/2023 (d)	3,854,000	3,709,475
7.13%, 5/1/2020	5,181,000	5,453,002
Chemours Co. 6.63%, 5/15/2023	6,471,000	6,772,549
CVR Partners L.P./CVR Nitrogen Finance Corp. 9.25%, 6/15/2023 (a)	3,988,000	4,237,250
Hexion, Inc.:
6.63%, 4/15/2020 (d)	13,238,000	12,460,267
10.38%, 2/1/2022 (a) (d)	5,207,000	5,063,808
Hexion, Inc./Hexion Nova Scotia Finance ULC 9.00%, 11/15/2020	4,555,000	3,746,488
Huntsman International LLC:
4.88%, 11/15/2020	7,591,000	7,742,820
5.13%, 11/15/2022	3,360,000	3,456,768
INVISTA Finance LLC 4.25%, 10/15/2019 (a)	4,795,000	4,784,355
Kissner Holdings L.P./Kissner Milling Co., Ltd./BSC Holding, Inc./Kissner USA 8.38%, 12/1/2022 (a)	3,156,000	3,227,010
Momentive Performance Materials, Inc. 3.88%, 10/24/2021	8,295,000	8,953,623
OCI NV 6.63%, 4/15/2023 (a)	4,746,000	4,918,280
Perstorp Holding AB:
8.50%, 6/30/2021 (a)	779,000	809,186
11.00%, 9/30/2021 (a)	1,506,000	1,632,128
Platform Specialty Products Corp. 6.50%, 2/1/2022 (a)	8,361,000	8,538,671
PolyOne Corp. 5.25%, 3/15/2023 (d)	3,426,000	3,511,650
Security Description	Principal Amount	Value
PQ Corp. 6.75%, 11/15/2022 (a)	$ 2,634,000	$ 2,726,190
TPC Group, Inc. 8.75%, 12/15/2020 (a)	5,665,000	5,622,512
WR Grace & Co-Conn 5.13%, 10/1/2021 (a)	7,845,000	8,041,125
		113,407,067
COAL — 0.2%
Foresight Energy LLC/Foresight Energy Finance Corp. 11.50%, 4/1/2023 (a)	3,510,000	3,141,450
Murray Energy Corp. 11.25%, 4/15/2021 (a)	995,000	711,425
Peabody Energy Corp. 6.00%, 3/31/2022 (a)	3,475,000	3,535,813
		7,388,688
COMMERCIAL SERVICES — 4.1%
ACE Cash Express, Inc. 12.00%, 12/15/2022 (a)	3,362,000	3,572,125
ADT Security Corp.:
3.50%, 7/15/2022 (d)	6,219,100	5,900,682
4.13%, 6/15/2023 (d)	6,024,000	5,752,920
6.25%, 10/15/2021	7,149,000	7,517,173
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	4,522,000	4,499,390
APX Group, Inc.:
7.88%, 12/1/2022 (d)	6,142,000	6,264,840
8.75%, 12/1/2020	7,169,000	7,169,000
APX GROUP, Inc. 7.63%, 9/1/2023	1,785,000	1,653,446
Atento Luxco 1 SA 6.13%, 8/10/2022 (a)	3,990,000	3,855,537
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.13%, 6/1/2022 (a) (d)	3,190,000	3,264,327
5.50%, 4/1/2023 (d)	5,332,000	5,306,940
Cenveo Corp. 6.00%, 8/1/2019 (a) (b) (e)	1,066,000	287,820
Emeco Pty, Ltd. Series B, 9.25%, 3/31/2022	1,231,553	1,309,295
Herc Rentals, Inc. 7.50%, 6/1/2022 (a)	4,390,000	4,642,425
Hertz Corp.:
5.88%, 10/15/2020 (d)	6,636,000	6,619,410
6.25%, 10/15/2022 (d)	3,837,500	3,559,281
7.38%, 1/15/2021 (d)	4,674,000	4,668,391
7.63%, 6/1/2022 (a) (d)	10,113,500	9,987,081
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.38%, 8/1/2023 (a)	7,063,000	7,115,973
Jurassic Holdings III, Inc. 6.88%, 2/15/2021 (a)	4,378,000	4,246,660

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc. 7.88%, 10/1/2022 (a)	$ 3,499,000	$ 3,079,120
Monitronics International, Inc. 9.13%, 4/1/2020 (d)	4,704,000	3,539,760
Nielsen Co. Luxembourg SARL 5.50%, 10/1/2021 (a)	4,284,000	4,305,420
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020	6,771,000	6,771,000
5.00%, 4/15/2022 (a)	17,907,500	17,459,812
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (a) (d)	11,698,000	12,511,011
RR Donnelley & Sons Co. 7.88%, 3/15/2021 (d)	3,367,000	3,573,060
Service Corp. International 5.38%, 1/15/2022	2,063,750	2,089,547
United Rentals North America, Inc. 4.63%, 7/15/2023	1,729,000	1,741,968
WEX, Inc. 4.75%, 2/1/2023 (a)	1,526,000	1,522,185
		153,785,599
COMPUTERS — 2.0%
Dell International LLC/EMC Corp. 5.88%, 6/15/2021 (a)	12,158,000	12,520,308
Dell, Inc.:
4.63%, 4/1/2021	202,000	204,273
5.88%, 6/15/2019 (d)	3,514,000	3,566,710
DynCorp International, Inc. PIK 11.88%, 11/30/2020	2,773,731	2,884,680
EMC Corp.:
2.65%, 6/1/2020	18,275,000	17,932,344
3.38%, 6/1/2023 (d)	6,791,000	6,425,984
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a)	5,854,000	6,227,485
Harland Clarke Holdings Corp.:
8.38%, 8/15/2022 (a) (d)	5,091,000	4,880,996
9.25%, 3/1/2021 (a) (d)	6,606,000	6,242,670
Leidos Holdings, Inc. 4.45%, 12/1/2020	4,118,000	4,165,357
NCR Corp.:
4.63%, 2/15/2021	4,384,000	4,340,160
5.00%, 7/15/2022	3,284,000	3,257,400
5.88%, 12/15/2021	2,833,000	2,861,330
Sungard Availability Services Capital, Inc. 8.75%, 4/1/2022 (a)	1,828,000	868,300
		76,377,997
Security Description	Principal Amount	Value
COSMETICS/PERSONAL CARE — 0.7%
Avon International Operations, Inc. 7.88%, 8/15/2022 (a)	$ 3,718,000	$ 3,834,373
Avon Products, Inc.:
6.60%, 3/15/2020	3,169,000	3,192,767
7.00%, 3/15/2023 (d)	4,369,000	4,003,096
Edgewell Personal Care Co.:
4.70%, 5/19/2021 (d)	626,000	633,043
4.70%, 5/24/2022	4,830,000	4,721,325
First Quality Finance Co., Inc. 4.63%, 5/15/2021 (a)	5,417,000	5,410,500
Revlon Consumer Products Corp. 5.75%, 2/15/2021 (d)	3,896,000	3,126,540
		24,921,644
DISTRIBUTION & WHOLESALE — 0.3%
American Tire Distributors, Inc. 10.25%, 3/1/2022 (a)	7,663,000	2,045,255
Global Partners L.P./GLP Finance Corp. 6.25%, 7/15/2022	2,773,000	2,746,137
LKQ Corp. 4.75%, 5/15/2023	4,002,000	3,994,496
Univar USA, Inc. 6.75%, 7/15/2023 (a)	909,000	938,542
		9,724,430
DIVERSIFIED FINANCIAL SERVICES — 6.8%
Aircastle, Ltd. 5.00%, 4/1/2023	3,101,000	3,175,163
Alliance Data Systems Corp.:
5.38%, 8/1/2022 (a)	7,182,000	7,208,932
5.88%, 11/1/2021 (a)	2,092,000	2,136,455
Ally Financial, Inc.:
3.25%, 11/5/2018	6,840,000	6,831,450
3.50%, 1/27/2019	2,225,000	2,225,000
3.75%, 11/18/2019	4,624,000	4,618,220
4.13%, 3/30/2020	4,609,500	4,632,548
4.13%, 2/13/2022	6,323,000	6,309,880
4.25%, 4/15/2021	3,102,000	3,117,510
4.63%, 5/19/2022	3,554,000	3,576,035
7.50%, 9/15/2020	5,633,000	6,020,550
8.00%, 12/31/2018	4,682,000	4,734,673
8.00%, 3/15/2020	10,451,000	11,078,060
Ditech Holding Corp. PIK 9.00%, 12/31/2024	1,654,371	1,314,191
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	4,049,000	4,125,121
GLP Capital L.P./GLP Financing II, Inc. 4.88%, 11/1/2020	3,751,000	3,821,894
goeasy Ltd. 7.88%, 11/1/2022 (a)	4,992,000	5,191,680

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.88%, 2/1/2022	$ 8,847,000	$ 8,957,587
6.00%, 8/1/2020	14,171,075	14,399,229
6.25%, 2/1/2022	10,478,000	10,727,376
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co. 8.50%, 8/15/2021 (a)	2,511,000	2,517,278
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
6.88%, 4/15/2022 (a)	5,000,000	5,025,000
7.38%, 4/1/2020 (a)	2,973,000	3,021,460
7.50%, 4/15/2021 (a)	3,261,000	3,338,449
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
5.25%, 3/15/2022 (a)	1,480,000	1,480,000
5.25%, 10/1/2025 (a)	722,000	678,680
Lincoln Finance, Ltd. 7.38%, 4/15/2021 (a)	3,395,000	3,505,677
Nationstar Mortgage LLC/Nationstar Capital Corp. 6.50%, 7/1/2021	4,398,162	4,392,664
Navient Corp.:
5.00%, 10/26/2020	4,686,000	4,732,860
5.50%, 1/25/2023 (d)	8,427,000	8,405,932
5.88%, 3/25/2021	3,899,500	3,987,239
6.50%, 6/15/2022	8,535,000	8,848,234
6.63%, 7/26/2021	4,465,000	4,649,405
Series MTN, 4.88%, 6/17/2019	6,351,500	6,383,258
Series MTN, 5.50%, 1/15/2019	6,604,000	6,628,765
Series MTN, 6.13%, 3/25/2024	3,000,000	3,003,900
Series MTN, 7.25%, 1/25/2022	7,366,000	7,789,545
Series MTN, 8.00%, 3/25/2020	12,575,000	13,250,906
Springleaf Finance Corp.:
5.25%, 12/15/2019	5,546,000	5,629,190
5.63%, 3/15/2023	8,678,000	8,634,610
6.13%, 5/15/2022	5,437,000	5,600,110
7.75%, 10/1/2021	4,562,000	4,926,960
8.25%, 12/15/2020	6,527,525	7,088,892
TMX Finance LLC/TitleMax Finance Corp. 11.13%, 4/1/2023 (a)	4,128,000	4,138,320
VFH Parent LLC/Orchestra Co-Issuer, Inc. 6.75%, 6/15/2022 (a)	2,733,000	2,825,239
Wand Merger Corp. 8.13%, 7/15/2023 (a) (d)	7,642,000	7,994,296
		252,678,423
ELECTRIC — 1.8%
AES Corp.:
Security Description	Principal Amount	Value
4.00%, 3/15/2021	$ 2,000,000	$ 1,997,500
4.50%, 3/15/2023	6,043,000	6,065,661
4.88%, 5/15/2023	5,496,000	5,537,220
Calpine Corp.:
5.38%, 1/15/2023	10,128,000	9,570,960
6.00%, 1/15/2022 (a)	5,599,000	5,668,988
DPL, Inc. 7.25%, 10/15/2021	6,622,000	7,160,037
InterGen NV 7.00%, 6/30/2023 (a)	3,001,000	2,970,990
NRG Energy, Inc. 6.25%, 7/15/2022	3,316,000	3,421,117
Talen Energy Supply LLC:
4.60%, 12/15/2021	4,512,000	3,855,053
9.50%, 7/15/2022 (a) (d)	4,397,000	4,397,000
Vistra Energy Corp.:
5.88%, 6/1/2023 (d)	3,682,000	3,792,460
7.38%, 11/1/2022	12,019,000	12,499,760
		66,936,746
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
WESCO Distribution, Inc. 5.38%, 12/15/2021	3,483,000	3,517,830
ELECTRONICS — 0.1%
Sanmina Corp. 4.38%, 6/1/2019 (a)	1,872,000	1,876,680
ENERGY-ALTERNATE SOURCES — 0.2%
Enviva Partners L.P./Enviva Partners Finance Corp. 8.50%, 11/1/2021	2,970,000	3,085,087
TerraForm Power Operating LLC 4.25%, 1/31/2023 (a)	3,539,875	3,457,396
		6,542,483
ENGINEERING & CONSTRUCTION — 0.1%
Abengoa Abenewco 2 SAU PIK 0.25%, 3/31/2023 (a)	4,292,681	171,707
MasTec, Inc. 4.88%, 3/15/2023	2,789,000	2,775,055
StandardAero Aviation Holdings, Inc. 10.00%, 7/15/2023 (a)	688,000	741,320
		3,688,082
ENTERTAINMENT — 1.4%
AMC Entertainment Holdings, Inc. 5.88%, 2/15/2022 (d)	3,242,000	3,258,210
Cinemark USA, Inc.:
4.88%, 6/1/2023	6,519,000	6,413,066
5.13%, 12/15/2022	2,003,000	2,015,018
Eldorado Resorts, Inc. 7.00%, 8/1/2023	70,000	73,763

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
GLP Capital L.P./GLP Financing II, Inc. 4.38%, 4/15/2021 (d)	$ 3,588,000	$ 3,610,604
International Game Technology PLC 6.25%, 2/15/2022 (a)	11,946,500	12,349,694
LHMC Finco Sarl 7.88%, 12/20/2023 (a)	734,000	747,763
National CineMedia LLC 6.00%, 4/15/2022	3,380,000	3,430,700
Rivers Pittsburgh Borrower L.P./Rivers Pittsburgh Finance Corp. 6.13%, 8/15/2021 (a)	3,337,000	3,328,657
Scientific Games International, Inc. 10.00%, 12/1/2022	15,281,000	16,179,523
		51,406,998
ENVIRONMENTAL CONTROL — 0.6%
Clean Harbors, Inc. 5.13%, 6/1/2021	6,291,000	6,306,727
Covanta Holding Corp. 6.38%, 10/1/2022	2,578,000	2,629,560
GFL Environmental, Inc.:
5.38%, 3/1/2023 (a)	4,119,000	3,887,306
5.63%, 5/1/2022 (a)	3,415,000	3,295,475
Tervita Escrow Corp. 7.63%, 12/1/2021 (a)	4,877,000	5,035,503
		21,154,571
FOOD — 1.4%
B&G Foods, Inc. 4.63%, 6/1/2021 (d)	4,919,075	4,912,926
C&S Group Enterprises LLC 5.38%, 7/15/2022 (a) (d)	3,499,000	3,455,263
Darling Ingredients, Inc. 5.38%, 1/15/2022	2,638,000	2,667,678
Dean Foods Co. 6.50%, 3/15/2023 (a) (d)	5,911,000	5,562,251
ESAL GmbH:
6.25%, 2/5/2023	3,604,000	3,567,960
6.25%, 2/5/2023 (a) (d)	2,858,000	2,829,420
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	5,184,000	3,875,040
Ingles Markets, Inc. 5.75%, 6/15/2023	4,030,000	4,090,450
JBS Investments GmbH Series REGS, 7.75%, 10/28/2020	6,909,000	7,040,271
JBS USA LUX SA/JBS USA Finance, Inc.:
7.25%, 6/1/2021 (a)	4,081,000	4,142,215
7.25%, 6/1/2021 (a)	3,405,000	3,456,075
SUPERVALU, Inc. 7.75%, 11/15/2022	3,756,000	3,894,502
Security Description	Principal Amount	Value
TreeHouse Foods, Inc. 4.88%, 3/15/2022	$ 2,938,000	$ 2,928,892
		52,422,943
FOREST PRODUCTS & PAPER — 0.2%
Cascades, Inc.:
5.50%, 7/15/2022 (a) (d)	4,820,000	4,868,200
5.75%, 7/15/2023 (a)	412,000	410,970
Resolute Forest Products, Inc. 5.88%, 5/15/2023	2,500,000	2,556,250
		7,835,420
GAS — 0.5%
LBC Tank Terminals Holding Netherlands B.V. 6.88%, 5/15/2023 (a)	2,892,000	2,863,080
NGL Energy Partners L.P./NGL Energy Finance Corp.:
5.13%, 7/15/2019	3,268,000	3,282,297
6.88%, 10/15/2021	3,168,000	3,227,242
Rockpoint Gas Storage Canada, Ltd. 7.00%, 3/31/2023 (a)	4,195,000	4,257,925
Southern Star Central Corp. 5.13%, 7/15/2022 (a)	3,452,000	3,443,537
		17,074,081
HEALTH CARE PRODUCTS — 1.5%
DJO Finance LLC/DJO Finance Corp. 8.13%, 6/15/2021 (a)	7,447,000	7,586,631
Hill-Rom Holdings, Inc. 5.75%, 9/1/2023 (a)	2,160,000	2,216,808
Immucor, Inc. 11.13%, 2/15/2022 (a) (d)	3,115,000	3,153,938
Kinetic Concepts, Inc./KCI USA, Inc.:
7.88%, 2/15/2021 (a)	4,347,175	4,488,458
12.50%, 11/1/2021 (a)	3,332,000	3,670,531
Mallinckrodt International Finance SA 4.75%, 4/15/2023 (d)	4,752,000	4,045,140
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/2020 (a)	5,139,000	5,100,458
5.75%, 8/1/2022 (a) (d)	7,166,000	6,610,635
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.63%, 5/15/2022 (a) (d)	11,159,000	10,902,343
Sotera Health Holdings LLC 6.50%, 5/15/2023 (a)	3,101,000	3,194,030
Universal Hospital Services, Inc. 7.63%, 8/15/2020	5,793,000	5,793,000
		56,761,972

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 7.5%
Acadia Healthcare Co., Inc. 5.63%, 2/15/2023	$ 2,993,000	$ 3,015,448
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023 (a) (d)	3,031,000	2,720,323
Centene Corp.:
4.75%, 5/15/2022	5,552,000	5,614,738
5.63%, 2/15/2021	11,027,000	11,233,756
CHS/Community Health Systems, Inc.:
5.13%, 8/1/2021 (d)	6,145,000	5,983,694
6.25%, 3/31/2023	22,290,000	21,168,813
6.88%, 2/1/2022	20,239,500	11,390,791
8.13%, 6/30/2024 (a)	3,046,000	2,530,617
11.00%, 6/30/2023 (a) (d) (f)	13,358,000	12,008,842
DaVita, Inc. 5.75%, 8/15/2022	10,723,000	10,933,171
Eagle Holding Co. II LLC PIK 7.63%, 5/15/2022 (a)	3,723,000	3,764,884
Envision Healthcare Corp.:
5.13%, 7/1/2022 (a)	6,442,000	6,583,080
5.63%, 7/15/2022	6,464,000	6,627,539
HCA Healthcare, Inc. 6.25%, 2/15/2021	8,953,000	9,345,141
HCA, Inc.:
4.25%, 10/15/2019	2,854,000	2,882,540
4.75%, 5/1/2023	7,369,000	7,507,169
5.38%, 9/1/2026	1,145,000	1,156,450
5.88%, 3/15/2022 (d)	8,674,000	9,210,921
5.88%, 5/1/2023	5,018,000	5,281,445
6.50%, 2/15/2020	19,140,000	19,915,170
7.50%, 2/15/2022	12,383,000	13,559,385
LifePoint Health, Inc. 5.50%, 12/1/2021	8,749,000	8,880,235
Molina Healthcare, Inc. 5.38%, 11/15/2022	4,535,000	4,603,025
Polaris Intermediate Corp. PIK 8.50%, 12/1/2022 (a)	10,080,000	10,432,800
Quorum Health Corp. 11.63%, 4/15/2023 (d)	3,304,000	3,304,000
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 5/1/2023 (a)	5,493,000	5,753,917
Select Medical Corp. 6.38%, 6/1/2021	3,791,000	3,838,387
Surgery Center Holdings, Inc. 8.88%, 4/15/2021 (a) (d)	1,995,000	2,074,800
Tenet Healthcare Corp.:
4.38%, 10/1/2021	6,691,000	6,639,479
4.50%, 4/1/2021 (d)	7,218,000	7,181,910
4.75%, 6/1/2020 (d)	5,375,000	5,422,031
5.50%, 3/1/2019	2,127,000	2,137,635
6.00%, 10/1/2020	12,957,000	13,361,906
6.75%, 6/15/2023 (d)	6,969,000	6,951,577
7.50%, 1/1/2022 (a)	5,354,000	5,581,545
Security Description	Principal Amount	Value
8.13%, 4/1/2022	$ 20,864,000	$ 21,986,483
		280,583,647
HOLDING COMPANIES-DIVERS — 0.1%
Spectrum Brands Holdings, Inc. 7.75%, 1/15/2022	5,283,000	5,438,849
HOME BUILDERS — 2.5%
AV Homes, Inc. 6.63%, 5/15/2022	2,109,000	2,175,012
Beazer Homes USA, Inc. 8.75%, 3/15/2022	3,439,000	3,636,742
Brookfield Residential Properties, Inc. 6.50%, 12/15/2020 (a)	4,192,000	4,212,960
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 6.13%, 7/1/2022 (a)	3,933,000	3,962,497
Century Communities, Inc. 6.88%, 5/15/2022	4,235,000	4,319,700
K Hovnanian Enterprises, Inc. 10.00%, 7/15/2022 (a)	5,759,000	5,744,602
KB Home:
4.75%, 5/15/2019	2,790,000	2,807,577
7.00%, 12/15/2021	3,455,000	3,651,503
7.50%, 9/15/2022	3,497,000	3,759,275
8.00%, 3/15/2020	2,409,000	2,537,881
Lennar Corp.:
2.95%, 11/29/2020	2,973,000	2,893,101
4.13%, 1/15/2022 (b)	4,120,000	4,089,100
4.50%, 6/15/2019	3,728,000	3,732,660
4.75%, 4/1/2021 (d)	3,434,000	3,478,299
4.75%, 11/15/2022	5,226,000	5,248,472
8.38%, 1/15/2021	3,651,000	3,975,026
PulteGroup, Inc. 4.25%, 3/1/2021	4,477,785	4,494,801
Shea Homes L.P./Shea Homes Funding Corp. 5.88%, 4/1/2023 (a)	4,496,000	4,445,420
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.:
5.25%, 4/15/2021 (a)	4,068,000	4,078,170
5.88%, 4/15/2023 (a)	3,152,000	3,175,640
Toll Brothers Finance Corp.:
4.00%, 12/31/2018 (d)	2,785,000	2,775,809
4.38%, 4/15/2023	2,912,840	2,898,276
5.88%, 2/15/2022 (d)	5,017,000	5,245,901
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 4.38%, 6/15/2019	4,505,000	4,527,525
William Lyon Homes, Inc. 6.00%, 9/1/2023	2,265,000	2,188,670
		94,054,619

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS & WARES — 0.3%
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a) (d)	$ 3,357,000	$ 3,163,973
Prestige Brands, Inc. 5.38%, 12/15/2021 (a)	2,856,000	2,856,000
Spectrum Brands, Inc. 6.63%, 11/15/2022	5,130,000	5,251,837
		11,271,810
INSURANCE — 0.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 8.25%, 8/1/2023 (a)	4,005,000	4,160,394
Ardonagh Midco 3 PLC 8.63%, 7/15/2023 (a)	3,965,000	3,915,438
Genworth Holdings, Inc.:
4.90%, 8/15/2023	3,727,000	3,270,443
7.20%, 2/15/2021	4,850,000	4,910,625
7.63%, 9/24/2021	6,051,000	6,126,637
7.70%, 6/15/2020 (d)	2,442,000	2,515,260
MGIC Investment Corp. 5.75%, 8/15/2023	4,357,000	4,574,850
		29,473,647
INTERNET — 1.0%
Cogent Communications Group, Inc. 5.38%, 3/1/2022 (a)	4,648,000	4,711,910
Netflix, Inc.:
5.38%, 2/1/2021	2,743,000	2,811,575
5.50%, 2/15/2022	4,446,500	4,585,675
Symantec Corp.:
3.95%, 6/15/2022 (d)	1,686,000	1,649,973
4.20%, 9/15/2020 (d)	6,826,000	6,884,872
VeriSign, Inc. 4.63%, 5/1/2023	4,779,000	4,861,199
Zayo Group LLC/Zayo Capital, Inc. 6.00%, 4/1/2023	9,855,000	10,150,650
		35,655,854
IRON/STEEL — 0.7%
AK Steel Corp. 7.63%, 10/1/2021 (d)	3,149,000	3,215,916
Allegheny Technologies, Inc.:
5.95%, 1/15/2021	2,210,000	2,241,769
7.88%, 8/15/2023	3,681,000	3,934,069
Cleveland-Cliffs, Inc. 4.88%, 1/15/2024 (a)	2,094,000	2,059,973
Steel Dynamics, Inc.:
5.13%, 10/1/2021	5,549,000	5,603,380
5.25%, 4/15/2023	3,278,000	3,318,975
United States Steel Corp. 7.38%, 4/1/2020 (d)	6,385,000	6,688,287
		27,062,369
Security Description	Principal Amount	Value
LEISURE TIME — 0.4%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (d)	$ 3,787,000	$ 3,796,468
LTF Merger Sub, Inc. 8.50%, 6/15/2023 (a)	2,834,000	2,945,589
NCL Corp., Ltd. 4.75%, 12/15/2021 (a)	2,944,000	2,962,400
Sabre GLBL, Inc. 5.38%, 4/15/2023 (a)	4,854,000	4,875,236
		14,579,693
LODGING — 2.3%
Boyd Gaming Corp. 6.88%, 5/15/2023	4,472,000	4,697,836
Choice Hotels International, Inc. 5.75%, 7/1/2022	2,911,000	3,074,316
Diamond Resorts International, Inc. 7.75%, 9/1/2023 (a)	2,865,000	2,943,788
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. 6.75%, 11/15/2021 (a)	5,552,000	5,746,320
Marriott Ownership Resorts, Inc. 5.63%, 4/15/2023 (a)	2,637,000	2,666,798
MGM Resorts International:
5.25%, 3/31/2020	2,428,000	2,473,525
6.00%, 3/15/2023	9,001,500	9,305,751
6.63%, 12/15/2021	9,855,000	10,409,344
6.75%, 10/1/2020	7,439,000	7,820,621
7.75%, 3/15/2022	10,229,000	11,200,755
8.63%, 2/1/2019	4,133,000	4,205,327
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC 5.88%, 5/15/2021 (a) (d)	1,676,000	1,684,380
Studio City Co., Ltd.:
5.88%, 11/30/2019 (a)	2,145,000	2,166,300
7.25%, 11/30/2021 (a) (d)	5,726,000	5,915,015
Wyndham Destinations, Inc. 4.25%, 3/1/2022 (d)	5,214,000	5,070,615
Wyndham Worldwide Corp. 3.90%, 3/1/2023	3,427,000	3,174,259
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25%, 5/30/2023 (a)	4,837,000	4,613,289
		87,168,239
MACHINERY, CONSTRUCTION & MINING — 0.1%
Vertiv Intermediate Holding Corp. PIK 12.00%, 2/15/2022 (a)	4,254,000	4,360,350
MACHINERY-DIVERSIFIED — 0.2%
Cleaver-Brooks, Inc. 7.88%, 3/1/2023 (a)	2,796,000	2,872,890

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Xerium Technologies, Inc. 9.50%, 8/15/2021 (d)	$ 4,191,000	$ 4,395,311
		7,268,201
MEDIA — 8.4%
Altice Financing SA 6.63%, 2/15/2023 (a) (d)	15,667,000	15,784,502
Altice Luxembourg SA 7.75%, 5/15/2022 (a) (d)	22,872,000	22,215,574
Altice US Finance I Corp. 5.38%, 7/15/2023 (a)	7,394,000	7,477,552
AMC Networks, Inc. 4.75%, 12/15/2022	4,277,000	4,266,308
Cable One, Inc. 5.75%, 6/15/2022 (a)	4,661,000	4,736,741
Cablevision Systems Corp.:
5.88%, 9/15/2022 (d)	5,459,000	5,557,808
8.00%, 4/15/2020	5,093,000	5,360,382
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	4,570,000	4,387,200
5.13%, 2/15/2023	7,428,000	7,456,226
5.13%, 5/1/2023 (a)	9,448,000	9,471,620
5.25%, 3/15/2021	3,773,000	3,801,298
5.25%, 9/30/2022	12,802,000	12,965,866
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.13%, 12/15/2021 (a)	4,629,000	4,670,198
5.13%, 12/15/2021 (a)	4,450,500	4,472,752
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.50%, 11/15/2022	4,781,000	4,852,715
Series B, 6.50%, 11/15/2022	15,799,000	16,114,980
Series B, 7.63%, 3/15/2020	14,167,000	14,220,835
CSC Holdings LLC:
5.50%, 4/15/2027 (a)	479,000	466,426
6.75%, 11/15/2021	13,618,000	14,384,012
8.63%, 2/15/2019	4,175,000	4,242,844
10.13%, 1/15/2023 (a)	5,108,000	5,588,152
DISH DBS Corp.:
5.00%, 3/15/2023 (d)	7,315,000	6,610,931
5.13%, 5/1/2020	9,289,000	9,346,592
5.88%, 7/15/2022 (d)	15,731,000	15,355,029
5.88%, 11/15/2024 (d)	4,292,000	3,846,920
6.75%, 6/1/2021	15,906,000	16,244,002
7.88%, 9/1/2019	10,870,000	11,252,624
iHeartCommunications, Inc. 9.00%, 12/15/2019 (e)	3,053,000	2,305,015
Lee Enterprises, Inc. 9.50%, 3/15/2022 (a)	3,746,000	3,900,523
LIN Television Corp. 5.88%, 11/15/2022	2,598,000	2,640,218
Midcontinent Communications/Midcontinent Finance Corp. 6.88%, 8/15/2023 (a)	5,437,000	5,705,452
Security Description	Principal Amount	Value
Quebecor Media, Inc. 5.75%, 1/15/2023	$ 6,627,000	$ 6,817,526
Sinclair Television Group, Inc.:
5.38%, 4/1/2021	4,847,000	4,871,235
6.13%, 10/1/2022	4,501,950	4,591,989
Sirius XM Radio, Inc.:
3.88%, 8/1/2022 (a) (d)	6,245,000	6,146,953
4.63%, 5/15/2023 (a)	4,071,000	4,030,290
TEGNA, Inc.:
4.88%, 9/15/2021 (a)	3,855,000	3,859,819
5.13%, 7/15/2020	3,572,500	3,594,828
Tribune Media Co. 5.88%, 7/15/2022	8,039,000	8,179,682
Univision Communications, Inc.:
5.13%, 5/15/2023 (a)	11,210,000	10,692,098
6.75%, 9/15/2022 (a)	916,000	932,603
Urban One, Inc. 7.38%, 4/15/2022 (a)	2,920,000	2,890,800
Videotron, Ltd. 5.00%, 7/15/2022	4,593,000	4,721,145
Virgin Media Secured Finance PLC 5.25%, 1/15/2021	2,540,000	2,606,802
		313,637,067
METAL FABRICATE & HARDWARE — 0.1%
Zekelman Industries, Inc. 9.88%, 6/15/2023 (a)	3,292,000	3,571,820
MINING — 2.2%
Aleris International, Inc. 10.75%, 7/15/2023 (a) (d)	2,508,000	2,664,750
Barminco Finance Pty, Ltd. 6.63%, 5/15/2022 (a) (d)	2,585,000	2,568,844
Eldorado Gold Corp. 6.13%, 12/15/2020 (a) (d)	5,488,000	5,213,600
Ferroglobe PLC/Globe Specialty Metals, Inc. 9.38%, 3/1/2022 (a)	2,261,000	2,379,703
FMG Resources August 2006 Pty, Ltd.:
4.75%, 5/15/2022 (a)	5,137,000	5,105,151
5.13%, 3/15/2023 (a) (d)	2,725,000	2,677,312
Freeport-McMoRan, Inc.:
3.10%, 3/15/2020	7,833,000	7,735,087
3.55%, 3/1/2022	16,274,000	15,784,153
3.88%, 3/15/2023 (d)	14,538,000	14,053,885
4.00%, 11/14/2021	3,598,000	3,557,702
6.88%, 2/15/2023	4,447,000	4,747,172
Hecla Mining Co. 6.88%, 5/1/2021	1,708,000	1,714,405
Hudbay Minerals, Inc. 7.25%, 1/15/2023 (a) (d)	2,937,000	3,017,767
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/2022 (a)	2,861,000	3,113,126
Kinross Gold Corp. 5.13%, 9/1/2021	866,000	888,733

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
New Gold, Inc. 6.25%, 11/15/2022 (a)	$ 3,982,000	$ 3,484,250
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.13%, 11/1/2022 (a) (d)	4,414,000	4,518,832
		83,224,472
MISCELLANEOUS MANUFACTURER — 0.4%
Amsted Industries, Inc. 5.00%, 3/15/2022 (a)	5,349,000	5,362,372
EnPro Industries, Inc. 5.88%, 9/15/2022	3,351,000	3,413,831
Gates Global LLC/Gates Global Co. 6.00%, 7/15/2022 (a)	4,745,000	4,780,588
LSB Industries, Inc. 9.63%, 5/1/2023 (a) (d)	2,922,000	3,068,100
		16,624,891
OFFICE & BUSINESS EQUIPMENT — 0.3%
CDW LLC/CDW Finance Corp. 5.00%, 9/1/2023	1,611,000	1,636,937
Pitney Bowes, Inc.:
3.88%, 10/1/2021 (d)	4,029,000	3,862,804
4.38%, 5/15/2022	3,567,000	3,299,475
4.70%, 4/1/2023 (d)	4,505,000	4,110,812
		12,910,028
OIL & GAS — 9.6%
Aker BP ASA 6.00%, 7/1/2022 (a)	2,894,000	2,973,585
Antero Resources Corp.:
5.13%, 12/1/2022	6,485,000	6,585,517
5.38%, 11/1/2021	9,302,000	9,421,066
5.63%, 6/1/2023	6,495,000	6,633,019
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 10.00%, 4/1/2022 (a)	10,757,000	12,101,625
Athabasca Oil Corp. 9.88%, 2/24/2022 (a)	3,436,000	3,513,310
Baytex Energy Corp.:
5.13%, 6/1/2021 (a)	935,000	920,975
5.63%, 6/1/2024 (a)	2,460,000	2,349,300
Bruin E&P Partners LLC 8.88%, 8/1/2023 (a)	4,239,000	4,376,768
California Resources Corp.:
5.00%, 1/15/2020	1,269,000	1,245,206
8.00%, 12/15/2022 (a) (d)	18,673,000	17,832,715
Calumet Specialty Products Partners L.P./Calumet Finance Corp.:
6.50%, 4/15/2021	4,032,000	4,011,840
7.63%, 1/15/2022	4,514,000	4,525,285
Canbriam Energy, Inc. 9.75%, 11/15/2019 (a)	4,186,000	4,183,384
Security Description	Principal Amount	Value
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023 (d)	$ 4,439,000	$ 4,522,231
Chesapeake Energy Corp.:
4.88%, 4/15/2022 (d)	3,890,000	3,778,163
6.13%, 2/15/2021	5,134,000	5,249,515
6.63%, 8/15/2020 (d)	4,693,000	4,915,917
8.00%, 12/15/2022 (a) (d)	10,443,000	10,899,881
CNX Resources Corp. 5.88%, 4/15/2022	11,422,000	11,400,584
Continental Resources, Inc. 5.00%, 9/15/2022	2,898,000	2,940,021
CVR Refining LLC/Coffeyville Finance, Inc. 6.50%, 11/1/2022	1,693,000	1,718,395
Denbury Resources, Inc.:
7.50%, 2/15/2024 (a) (d)	2,273,000	2,335,508
9.00%, 5/15/2021 (a)	766,000	827,280
9.25%, 3/31/2022 (a)	6,587,000	7,097,492
Eclipse Resources Corp. 8.88%, 7/15/2023	4,383,000	4,459,703
Energen Corp. 4.63%, 9/1/2021	2,421,000	2,430,200
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.38%, 6/15/2023	2,579,000	1,715,035
9.38%, 5/1/2020	1,175,000	1,152,234
Gulfport Energy Corp. 6.63%, 5/1/2023	1,568,000	1,597,478
HighPoint Operating Corp. 7.00%, 10/15/2022 (d)	2,098,000	2,079,643
Jones Energy Holdings LLC/Jones Energy Finance Corp.:
6.75%, 4/1/2022 (d)	4,107,000	2,382,060
9.25%, 3/15/2023 (a)	4,338,000	4,468,140
Jupiter Resources, Inc. 8.50%, 10/1/2022 (a)	9,433,000	4,575,005
Laredo Petroleum, Inc.:
5.63%, 1/15/2022	4,430,000	4,402,534
6.25%, 3/15/2023	1,886,000	1,888,452
MEG Energy Corp. 6.38%, 1/30/2023 (a)	7,124,000	6,482,840
Murphy Oil Corp.:
4.00%, 6/1/2022	2,570,000	2,528,238
4.45%, 12/1/2022	4,262,000	4,208,725
Murphy Oil USA, Inc. 6.00%, 8/15/2023	1,942,000	1,995,405
Nabors Industries, Inc.:
4.63%, 9/15/2021 (d)	4,854,000	4,781,190
5.00%, 9/15/2020	4,762,000	4,800,691
5.50%, 1/15/2023 (d)	5,109,000	5,026,234
Newfield Exploration Co. 5.75%, 1/30/2022	6,181,000	6,459,145
Northern Oil and Gas, Inc. PIK 9.50%, 5/15/2023 (a) (g)	1,301,000	1,375,808
Oasis Petroleum, Inc.:
6.88%, 3/15/2022 (d)	9,085,500	9,244,496
6.88%, 1/15/2023	624,000	638,820

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Pacific Drilling First Lien Escrow Issuer, Ltd. 8.38%, 10/1/2023 (a)	$ 1,297,000	$ 1,337,596
Parker Drilling Co. 6.75%, 7/15/2022 (d)	3,400,000	2,652,000
QEP Resources, Inc.:
5.25%, 5/1/2023 (d)	7,655,000	7,473,576
5.38%, 10/1/2022	4,427,000	4,443,601
6.88%, 3/1/2021	2,685,000	2,819,250
Range Resources Corp.:
5.00%, 8/15/2022 (d)	6,016,000	5,963,360
5.00%, 3/15/2023 (d)	5,686,000	5,586,495
5.75%, 6/1/2021	3,669,000	3,765,311
Resolute Energy Corp. 8.50%, 5/1/2020	4,634,000	4,628,439
Rowan Cos., Inc. 4.88%, 6/1/2022	5,732,000	5,517,050
Sable Permian Resources Land LLC/AEPB Finance Corp.:
7.13%, 11/1/2020 (a)	4,876,500	3,190,596
7.38%, 11/1/2021 (a)	4,113,000	2,755,710
13.00%, 11/30/2020 (a)	3,401,000	3,743,226
Sanchez Energy Corp.:
6.13%, 1/15/2023 (d)	10,156,000	5,814,310
7.25%, 2/15/2023 (a) (d)	3,760,000	3,689,500
7.75%, 6/15/2021 (d)	3,285,000	2,299,500
Seven Generations Energy, Ltd.:
6.75%, 5/1/2023 (a) (d)	5,394,000	5,562,562
6.88%, 6/30/2023 (a)	530,000	548,550
SM Energy Co. 6.13%, 11/15/2022 (d)	5,039,000	5,190,170
Southwestern Energy Co. 4.10%, 3/15/2022 (d)	8,171,000	8,150,572
Sunoco L.P./Sunoco Finance Corp. 4.88%, 1/15/2023 (a)	7,805,500	7,722,567
Teine Energy, Ltd. 6.88%, 9/30/2022 (a)	3,141,000	3,164,558
Transocean, Inc.:
5.80%, 10/15/2022	4,869,000	4,850,985
9.00%, 7/15/2023 (a)	8,989,000	9,798,010
Ultra Resources, Inc. 6.88%, 4/15/2022 (a)	4,529,000	2,173,920
Unit Corp. 6.63%, 5/15/2021	5,354,000	5,360,960
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp. 8.75%, 4/15/2023 (a) (d)	3,324,000	3,284,528
Whiting Petroleum Corp.:
5.75%, 3/15/2021	8,736,000	8,954,400
6.25%, 4/1/2023 (d)	3,275,000	3,389,625
WPX Energy, Inc.:
6.00%, 1/15/2022	7,586,000	7,842,027
8.25%, 8/1/2023	1,114,000	1,267,175
		357,990,787
Security Description	Principal Amount	Value
OIL & GAS SERVICES — 1.7%
Archrock Partners L.P./Archrock Partners Finance Corp.:
6.00%, 4/1/2021	$ 3,912,000	$ 3,946,230
6.00%, 10/1/2022	190,000	191,900
Bristow Group, Inc.:
6.25%, 10/15/2022 (d)	2,284,000	1,673,030
8.75%, 3/1/2023 (a) (d)	3,185,000	3,113,337
Forum Energy Technologies, Inc. 6.25%, 10/1/2021	3,119,000	3,111,203
FTS International, Inc. 6.25%, 5/1/2022	2,923,000	2,813,388
KCA Deutag UK Finance PLC:
7.25%, 5/15/2021 (a)	3,795,000	3,576,787
9.63%, 4/1/2023 (a)	6,077,000	5,955,460
9.88%, 4/1/2022 (a)	4,008,000	3,987,960
Petrofac, Ltd. 3.40%, 10/10/2018 (a) (d)	3,363,000	3,361,104
PHI, Inc. 5.25%, 3/15/2019 (d)	3,981,000	3,801,855
SESI LLC 7.13%, 12/15/2021	6,798,000	6,895,721
Weatherford International, Ltd.:
4.50%, 4/15/2022 (d)	5,339,000	4,644,930
5.13%, 9/15/2020 (d)	2,544,000	2,531,280
7.75%, 6/15/2021 (d)	7,694,000	7,559,355
8.25%, 6/15/2023 (d)	5,075,000	4,795,875
		61,959,415
PACKAGING & CONTAINERS — 2.7%
ARD Finance SA PIK 7.13%, 9/15/2023	3,284,000	3,316,840
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.25%, 9/15/2022 (a)	6,297,000	6,202,545
4.63%, 5/15/2023 (a)	6,708,000	6,666,075
7.25%, 5/15/2024 (a)	1,541,000	1,614,197
Ball Corp.:
4.38%, 12/15/2020	5,977,000	6,051,712
5.00%, 3/15/2022 (d)	6,046,000	6,251,564
Berry Global, Inc.:
5.13%, 7/15/2023	2,634,000	2,653,755
5.50%, 5/15/2022	5,129,000	5,213,116
6.00%, 10/15/2022	2,253,000	2,317,774
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023 (d)	5,254,000	5,275,016
Graphic Packaging International, Inc. 4.75%, 4/15/2021	4,281,000	4,318,459
Owens-Brockway Glass Container, Inc.:
5.00%, 1/15/2022 (a) (d)	3,341,000	3,353,529
5.88%, 8/15/2023 (a)	2,894,000	2,980,820

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.13%, 7/15/2023 (a)	$ 8,135,000	$ 8,084,563
5.75%, 10/15/2020	24,890,317	24,902,762
Sealed Air Corp.:
4.88%, 12/1/2022 (a)	5,170,000	5,208,775
5.25%, 4/1/2023 (a)	2,277,000	2,311,155
6.50%, 12/1/2020 (a)	2,379,000	2,500,924
		99,223,581
PHARMACEUTICALS — 2.5%
Bausch Health Cos., Inc.:
5.50%, 3/1/2023 (a) (d)	8,383,000	8,061,093
5.50%, 11/1/2025 (a)	1,657,000	1,657,000
5.63%, 12/1/2021 (a) (d)	7,032,000	7,005,982
5.88%, 5/15/2023 (a)	21,033,000	20,507,175
6.50%, 3/15/2022 (a)	9,955,000	10,341,254
7.50%, 7/15/2021 (a)	13,549,500	13,803,553
Elanco Animal Health, Inc.:
3.91%, 8/27/2021 (a)	3,316,000	3,318,777
4.27%, 8/28/2023 (a)	2,556,000	2,566,595
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 6.00%, 7/15/2023 (a)	9,696,000	8,605,200
Endo Finance LLC 5.75%, 1/15/2022 (a)	4,231,000	3,950,696
Endo Finance LLC/Endo Finco, Inc.:
5.38%, 1/15/2023 (a)	9,365,000	8,241,200
7.25%, 1/15/2022 (a)	2,999,000	2,924,025
Horizon Pharma, Inc. 6.63%, 5/1/2023	2,697,000	2,764,425
Valeant Pharmaceuticals International, Inc. 8.50%, 1/31/2027 (a)	1,236,000	1,296,255
		95,043,230
PIPELINES — 2.9%
American Midstream Partners L.P./American Midstream Finance Corp. 9.50%, 12/15/2021 (a)	2,675,000	2,678,344
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.13%, 11/15/2022 (a)	5,230,000	5,367,287
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp. 6.25%, 4/1/2023	4,949,000	5,109,842
DCP Midstream Operating L.P.:
3.88%, 3/15/2023 (d)	3,640,000	3,539,900
4.75%, 9/30/2021 (a) (d)	6,711,000	6,811,665
4.95%, 4/1/2022	482,000	489,833
5.35%, 3/15/2020 (a)	3,260,000	3,329,438
Energy Transfer Equity L.P.:
4.25%, 3/15/2023	7,886,500	7,837,209
Security Description	Principal Amount	Value
7.50%, 10/15/2020	$ 12,727,000	$ 13,570,164
EnLink Midstream Partners L.P. 2.70%, 4/1/2019	2,926,000	2,906,396
Genesis Energy L.P./Genesis Energy Finance Corp.:
6.00%, 5/15/2023	3,041,000	2,995,385
6.75%, 8/1/2022	6,035,000	6,155,700
Martin Midstream Partners L.P./Martin Midstream Finance Corp. 7.25%, 2/15/2021	3,331,000	3,314,345
NGPL PipeCo LLC 4.38%, 8/15/2022 (a)	3,529,000	3,559,879
NuStar Logistics L.P. 4.80%, 9/1/2020	4,817,000	4,859,149
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023	2,793,000	2,855,842
Rockies Express Pipeline LLC:
5.63%, 4/15/2020 (a)	6,495,000	6,673,612
6.00%, 1/15/2019 (a)	2,092,000	2,105,180
SemGroup Corp./Rose Rock Finance Corp. 5.63%, 7/15/2022	2,324,000	2,306,570
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp. 4.75%, 10/1/2023 (a) (d)	2,989,000	2,988,103
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.13%, 11/15/2019	4,737,000	4,731,316
5.25%, 5/1/2023	3,689,000	3,739,724
Williams Cos., Inc.:
3.70%, 1/15/2023 (d)	9,134,000	9,032,552
7.88%, 9/1/2021	1,794,000	1,992,306
		108,949,741
REAL ESTATE — 0.3%
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.50%, 4/15/2019 (a)	4,646,000	4,669,230
4.88%, 6/1/2023 (a) (d)	4,467,000	4,171,061
5.25%, 12/1/2021 (a) (d)	2,341,000	2,352,705
		11,192,996
REAL ESTATE INVESTMENT TRUSTS — 1.7%
Equinix, Inc.:
5.38%, 1/1/2022	4,715,000	4,868,237
5.38%, 4/1/2023	8,328,000	8,525,790
Iron Mountain, Inc.:
4.38%, 6/1/2021 (a)	2,746,000	2,746,000
6.00%, 8/15/2023	4,902,000	5,042,932
iStar, Inc.:
4.63%, 9/15/2020 (d)	5,392,450	5,365,488
5.00%, 7/1/2019	3,836,675	3,836,675
5.25%, 9/15/2022 (d)	2,539,000	2,500,915

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 4/1/2022	$ 3,589,000	$ 3,615,918
RHP Hotel Properties L.P./RHP Finance Corp.:
5.00%, 4/15/2021	2,428,000	2,434,070
5.00%, 4/15/2023	3,152,000	3,148,060
SBA Communications Corp.:
4.00%, 10/1/2022 (a)	20,000	19,600
4.00%, 10/1/2022	5,265,000	5,159,700
4.88%, 7/15/2022	3,741,000	3,778,410
Starwood Property Trust, Inc.:
3.63%, 2/1/2021 (a)	3,444,000	3,375,120
5.00%, 12/15/2021	5,010,000	5,060,100
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC 6.00%, 4/15/2023 (a)	4,924,000	4,813,210
		64,290,225
RETAIL — 3.1%
1011778 BC ULC/New Red Finance, Inc. 4.63%, 1/15/2022 (a)	8,144,000	8,154,587
DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp. 8.00%, 6/1/2021 (a) (d)	2,423,000	2,489,633
Ferrellgas L.P./Ferrellgas Finance Corp.:
6.50%, 5/1/2021 (d)	5,473,000	4,918,859
6.75%, 1/15/2022 (d)	2,245,000	1,956,069
6.75%, 6/15/2023 (d)	4,028,000	3,368,616
GameStop Corp.:
5.50%, 10/1/2019 (a)	699,000	700,748
6.75%, 3/15/2021 (a) (d)	4,676,000	4,782,613
Gap, Inc. 5.95%, 4/12/2021	10,396,000	10,858,244
Group 1 Automotive, Inc. 5.00%, 6/1/2022 (d)	3,165,000	3,141,262
Guitar Center Escrow Issuer, Inc. 9.50%, 10/15/2021 (a)	5,501,000	5,425,361
Hot Topic, Inc. 9.25%, 6/15/2021 (a)	3,585,000	3,571,735
JC Penney Corp., Inc.:
5.88%, 7/1/2023 (a) (d)	2,065,000	1,806,875
8.63%, 3/15/2025 (a) (d)	1,829,000	1,216,285
KGA Escrow LLC 7.50%, 8/15/2023 (a)	3,377,000	3,503,637
L Brands, Inc.:
6.63%, 4/1/2021	3,804,000	4,014,742
6.69%, 1/15/2027 (a) (b)	13,940,000	13,103,600
Men's Wearhouse, Inc. 7.00%, 7/1/2022 (d)	1,123,000	1,156,690
Michaels Stores, Inc. 5.88%, 12/15/2020 (a)	2,538,000	2,546,883
Neiman Marcus Group, Ltd. LLC 8.00%, 10/15/2021 (a) (d)	7,604,500	4,995,396
Security Description	Principal Amount	Value
Party City Holdings, Inc. 6.13%, 8/15/2023 (a) (d)	$ 491,000	$ 497,138
Penske Automotive Group, Inc. 5.75%, 10/1/2022	4,773,000	4,850,561
PetSmart, Inc. 7.13%, 3/15/2023 (a)	13,749,000	9,899,280
Reliance Intermediate Holdings L.P. 6.50%, 4/1/2023 (a)	2,816,000	2,918,080
Rite Aid Corp. 6.13%, 4/1/2023 (a)	12,671,000	11,357,017
TRU Taj LLC/TRU Taj Finance, Inc. 12.00%, 8/15/2021 (a) (e)	1,000,000	650,000
Yum! Brands, Inc.:
3.75%, 11/1/2021	1,021,000	1,005,047
3.88%, 11/1/2020	1,756,000	1,747,220
		114,636,178
SEMICONDUCTORS — 1.1%
Amkor Technology, Inc. 6.38%, 10/1/2022	3,200,000	3,258,000
NXP B.V./NXP Funding LLC:
3.88%, 9/1/2022 (a)	8,118,500	8,017,019
4.13%, 6/15/2020 (a)	4,878,000	4,908,731
4.13%, 6/1/2021 (a)	9,799,500	9,781,126
4.63%, 6/15/2022 (a)	5,213,460	5,265,594
4.63%, 6/1/2023 (a)	6,086,000	6,169,987
STATS ChipPAC Pte, Ltd. 8.50%, 11/24/2020 (a) (d)	2,849,000	2,941,023
		40,341,480
SOFTWARE — 2.2%
Blackboard, Inc. 9.75%, 10/15/2021 (a) (d)	4,253,000	3,343,921
BMC Software Finance, Inc. 8.13%, 7/15/2021 (a) (d)	13,160,333	13,439,990
First Data Corp. 5.38%, 8/15/2023 (a)	12,146,000	12,335,781
Infor Software Parent LLC/Infor Software Parent, Inc. PIK 7.13%, 5/1/2021 (a)	6,642,000	6,700,118
Infor US, Inc.:
5.75%, 8/15/2020 (a)	3,754,000	3,800,925
6.50%, 5/15/2022	13,216,000	13,348,160
Informatica LLC 7.13%, 7/15/2023 (a)	1,698,000	1,738,328
IQVIA, Inc. 4.88%, 5/15/2023 (a)	4,089,000	4,108,627
Nuance Communications, Inc. 5.38%, 8/15/2020 (a) (d)	2,852,000	2,852,000
Open Text Corp. 5.63%, 1/15/2023 (a)	4,804,000	4,888,070
Riverbed Technology, Inc. 8.88%, 3/1/2023 (a) (d)	4,248,000	4,024,980
TIBCO Software, Inc. 11.38%, 12/1/2021 (a) (d)	7,376,000	7,873,880

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Veritas US, Inc./Veritas Bermuda, Ltd. 7.50%, 2/1/2023 (a)	$ 4,441,000	$ 4,298,000
		82,752,780
STORAGE & WAREHOUSING — 0.1%
Algeco Global Finance PLC 8.00%, 2/15/2023 (a)	3,842,000	3,918,840
TELECOMMUNICATIONS — 9.0%
Anixter, Inc.:
5.13%, 10/1/2021	2,256,000	2,306,760
5.50%, 3/1/2023	2,864,000	2,982,140
5.63%, 5/1/2019	1,846,000	1,869,075
Avanti Communications Group PLC PIK:
9.00%, 10/1/2022 (a)	1,474,546	1,120,655
12.00%, 10/1/2023 (a) (h)	2,628,642	—
CenturyLink, Inc.:
Series S, 6.45%, 6/15/2021	10,012,000	10,412,480
Series T, 5.80%, 3/15/2022	13,369,000	13,602,957
Series V, 5.63%, 4/1/2020	7,637,000	7,789,740
CommScope, Inc. 5.00%, 6/15/2021 (a)	2,867,000	2,877,751
Consolidated Communications, Inc. 6.50%, 10/1/2022 (d)	4,389,000	4,158,578
DKT Finance ApS 9.38%, 6/17/2023 (a)	2,766,000	2,914,673
Frontier Communications Corp.:
7.13%, 3/15/2019	1,911,000	1,922,944
7.13%, 1/15/2023 (d)	7,340,000	5,202,225
8.13%, 10/1/2018 (d)	3,935,000	3,932,541
8.50%, 4/1/2026 (a)	2,513,000	2,366,932
8.75%, 4/15/2022 (d)	4,932,000	4,068,900
10.50%, 9/15/2022 (d)	12,195,000	10,785,624
11.00%, 9/15/2025	2,608,000	2,033,458
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.50%, 7/1/2022 (a) (d)	5,080,000	5,562,600
HC2 Holdings, Inc. 11.00%, 12/1/2019 (a)	3,052,000	3,059,630
Hughes Satellite Systems Corp.:
6.50%, 6/15/2019	10,799,000	11,014,980
7.63%, 6/15/2021	6,465,850	6,985,058
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	8,060,000	8,022,118
Intelsat Connect Finance SA 9.50%, 2/15/2023 (a) (d)	9,546,000	9,492,542
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023 (d)	10,368,000	9,552,038
7.50%, 4/1/2021 (d)	8,123,000	8,224,537
8.50%, 10/15/2024 (a)	2,753,000	2,773,648
9.50%, 9/30/2022 (a) (d)	5,054,000	5,869,210
Intelsat Luxembourg SA:
7.75%, 6/1/2021	6,871,000	6,673,459
Security Description	Principal Amount	Value
8.13%, 6/1/2023	$ 6,559,000	$ 5,830,295
Iridium Communications, Inc. 10.25%, 4/15/2023 (a) (d)	3,402,000	3,710,306
Level 3 Financing, Inc.:
5.13%, 5/1/2023	4,618,000	4,641,090
5.38%, 8/15/2022	9,841,000	9,896,356
5.63%, 2/1/2023	3,935,000	3,979,072
6.13%, 1/15/2021	5,434,775	5,461,949
Level 3 Parent LLC 5.75%, 12/1/2022	4,334,000	4,371,923
Nokia Oyj:
3.38%, 6/12/2022 (d)	3,436,500	3,367,770
5.38%, 5/15/2019	5,415,000	5,489,456
Plantronics, Inc. 5.50%, 5/31/2023 (a)	2,537,000	2,530,658
Qwest Corp. 6.75%, 12/1/2021 (d)	5,910,000	6,325,148
Sable International Finance, Ltd. 6.88%, 8/1/2022 (a)	4,877,000	5,075,128
Sprint Capital Corp. 6.90%, 5/1/2019	7,608,000	7,722,120
Sprint Communications, Inc.:
6.00%, 11/15/2022	10,150,000	10,353,000
7.00%, 3/1/2020 (a) (d)	8,398,000	8,702,847
7.00%, 8/15/2020 (d)	9,714,000	10,137,530
9.00%, 11/15/2018 (a)	9,526,000	9,585,537
11.50%, 11/15/2021	7,299,000	8,548,954
Sprint Corp.:
7.13%, 6/15/2024	6,000,000	6,225,000
7.25%, 9/15/2021	7,941,000	8,372,990
7.88%, 9/15/2023	7,034,000	7,570,694
Telecom Italia Capital SA 7.18%, 6/18/2019	4,987,000	5,093,223
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022	7,739,000	7,667,801
T-Mobile USA, Inc.:
4.00%, 4/15/2022 (d)	4,142,000	4,137,030
6.00%, 3/1/2023	9,550,000	9,805,940
Trilogy International Partners LLC/Trilogy International Finance, Inc. 8.88%, 5/1/2022 (a)	4,248,000	4,301,100
Windstream Services LLC/Windstream Finance Corp.:
9.00%, 6/30/2025 (a) (d)	1,276,000	985,710
10.50%, 6/30/2024 (a)	1,951,000	1,638,840
WTT Investment, Ltd. 5.50%, 11/21/2022 (a)	5,278,000	5,258,207
		334,362,927
TOYS/GAMES/HOBBIES — 0.1%
Mattel, Inc. 2.35%, 8/15/2021 (d)	2,263,000	2,048,015
TRANSPORTATION — 1.1%
Global Ship Lease, Inc. 9.88%, 11/15/2022 (a)	2,805,000	2,782,279

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Hornbeck Offshore Services, Inc.:
5.00%, 3/1/2021 (d)	$ 2,883,000	$ 2,133,420
5.88%, 4/1/2020	3,046,000	2,360,650
Kenan Advantage Group, Inc. 7.88%, 7/31/2023 (a)	1,714,000	1,768,677
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021 (a)	3,867,000	3,199,942
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 7.38%, 1/15/2022 (a)	4,890,000	3,850,875
Neovia Logistics Services LLC/SPL Logistics Finance Corp. 8.88%, 8/1/2020 (a)	4,945,000	4,475,225
Teekay Corp. 8.50%, 1/15/2020	3,818,000	3,885,579
Teekay Offshore Partners LP/Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a) (d)	4,941,000	5,067,613
Watco Cos. LLC/Watco Finance Corp. 6.38%, 4/1/2023 (a)	1,502,000	1,532,040
XPO Logistics, Inc.:
6.13%, 9/1/2023 (a)	214,000	221,490
6.50%, 6/15/2022 (a)	9,262,000	9,563,015
		40,840,805
TRUCKING & LEASING — 0.9%
Avolon Holdings Funding, Ltd. 5.50%, 1/15/2023 (a)	4,555,000	4,624,748
Fortress Transportation & Infrastructure Investors LLC 6.75%, 3/15/2022 (a)	4,001,000	4,101,025
Park Aerospace Holdings, Ltd.:
3.63%, 3/15/2021 (a) (d)	1,391,000	1,354,278
4.50%, 3/15/2023 (a)	8,803,500	8,616,426
5.25%, 8/15/2022 (a)	13,231,000	13,363,310
		32,059,787
TOTAL CORPORATE BONDS & NOTES (Cost $3,719,935,810)		3,652,633,809

	Shares
COMMON STOCKS — 0.0%(i)
CONSTRUCTION & ENGINEERING — 0.0% (i)
Abengoa SA Class A (j)	1,017,249	11,815
Abengoa SA Class B (j)	10,518,618	36,652
		48,467
Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (i)
Mood Media Corp. (b) (j)	822,357	$ 328,943
OIL, GAS & CONSUMABLE FUELS — 0.0% (i)
Amplify Energy Corp. (j)	57,652	576,520
Vanguard Natural Resources, Inc. (b) (j)	67,569	371,630
Vanguard Natural Resources, Inc. (j)	12,052	66,286
		1,014,436
TRANSPORTATION INFRASTRUCTURE — 0.0% (i)
Erickson, Inc. (b)	7,423	185,575
TOTAL COMMON STOCKS (Cost $14,224,057)		1,577,421
WARRANTS — 0.0% (i)
ADVERTISING SERVICES — 0.0% (i)
Affinion Group, Inc. (expiring 11/20/22) (d) (h) (j) (Cost $0)	11,802	—
TOTAL WARRANTS (Cost $0)		—
CONVERTIBLE PREFERRED STOCKS — 0.0% (i)
DIVERSIFIED FINANCIAL SERVICES — 0.0% (i)
Ditech Holding Corp. Zero Coupon, 2/9/2023	608	297,920
SHORT-TERM INVESTMENTS — 8.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (k) (l)	21,253,559	21,253,559
State Street Navigator Securities Lending Government Money Market Portfolio (k) (m)	284,832,406	284,832,406
TOTAL SHORT-TERM INVESTMENTS (Cost $306,085,965)		306,085,965
TOTAL INVESTMENTS — 106.2% (Cost $4,041,178,001)		3,960,595,115
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.2)%		(231,951,623)
NET ASSETS — 100.0%		$ 3,728,643,492

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 39.7% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2018, total aggregate fair value of securities is $23,514,866 representing 0.6% of net assets.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	All or a portion of the shares of the security are on loan at September 30, 2018.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2018. Maturity date shown is the final maturity.
(g)	When-issued security.
(h)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(i)	Amount is less than 0.05% of net assets.
(j)	Non-income producing security.
(k)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(l)	The rate shown is the annualized seven-day yield at September 30, 2018.
(m)	Investment of cash collateral for securities loaned.

CVR	= Contingent Value Rights
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note
PIK	= Payment in Kind

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$ —	$ 12,288,158	$ —	$ 12,288,158
Aerospace & Defense	—	88,385,289	—	88,385,289
Agriculture	—	5,247,711	—	5,247,711
Airlines	—	20,390,805	—	20,390,805
Apparel	—	2,486,770	—	2,486,770
Auto Manufacturers	—	46,496,995	—	46,496,995
Auto Parts & Equipment	—	13,025,241	—	13,025,241
Banks	—	31,938,817	—	31,938,817
Beverages	—	3,185,263	—	3,185,263
Biotechnology	—	6,847,292	—	6,847,292
Building Materials	—	18,343,471	—	18,343,471
Chemicals	—	113,407,067	—	113,407,067
Coal	—	7,388,688	—	7,388,688
Commercial Services	—	153,785,599	—	153,785,599
Computers	—	76,377,997	—	76,377,997
Cosmetics/Personal Care	—	24,921,644	—	24,921,644
Distribution & Wholesale	—	9,724,430	—	9,724,430
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Diversified Financial Services	$ —	$ 252,678,423	$ —	$ 252,678,423
Electric	—	66,936,746	—	66,936,746
Electrical Components & Equipment	—	3,517,830	—	3,517,830
Electronics	—	1,876,680	—	1,876,680
Energy-Alternate Sources	—	6,542,483	—	6,542,483
Engineering & Construction	—	3,688,082	—	3,688,082
Entertainment	—	51,406,998	—	51,406,998
Environmental Control	—	21,154,571	—	21,154,571
Food	—	52,422,943	—	52,422,943
Forest Products & Paper	—	7,835,420	—	7,835,420
Gas	—	17,074,081	—	17,074,081
Health Care Products	—	56,761,972	—	56,761,972
Health Care Services	—	280,583,647	—	280,583,647
Holding Companies-Divers	—	5,438,849	—	5,438,849
Home Builders	—	94,054,619	—	94,054,619
Household Products & Wares	—	11,271,810	—	11,271,810
Insurance	—	29,473,647	—	29,473,647
Internet	—	35,655,854	—	35,655,854
Iron/Steel	—	27,062,369	—	27,062,369
Leisure Time	—	14,579,693	—	14,579,693
Lodging	—	87,168,239	—	87,168,239
Machinery, Construction & Mining	—	4,360,350	—	4,360,350
Machinery-Diversified	—	7,268,201	—	7,268,201
Media	—	313,637,067	—	313,637,067
Metal Fabricate & Hardware	—	3,571,820	—	3,571,820
Mining	—	83,224,472	—	83,224,472
Miscellaneous Manufacturer	—	16,624,891	—	16,624,891
Office & Business Equipment	—	12,910,028	—	12,910,028
Oil & Gas	—	357,990,787	—	357,990,787
Oil & Gas Services	—	61,959,415	—	61,959,415
Packaging & Containers	—	99,223,581	—	99,223,581
Pharmaceuticals	—	95,043,230	—	95,043,230
Pipelines	—	108,949,741	—	108,949,741
Real Estate	—	11,192,996	—	11,192,996
Real Estate Investment Trusts	—	64,290,225	—	64,290,225
Retail	—	114,636,178	—	114,636,178
Semiconductors	—	40,341,480	—	40,341,480
Software	—	82,752,780	—	82,752,780
Storage & Warehousing	—	3,918,840	—	3,918,840
Telecommunications	—	334,362,927	0(a)	334,362,927
Toys/Games/Hobbies	—	2,048,015	—	2,048,015
Transportation	—	40,840,805	—	40,840,805
Trucking & Leasing	—	32,059,787	—	32,059,787
Common Stocks
Construction & Engineering	48,467	—	—	48,467
Electronic Equipment, Instruments & Components	—	328,943	—	328,943
Oil, Gas & Consumable Fuels	642,806	371,630	—	1,014,436
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Transportation Infrastructure	$ —	$ 185,575	$ —	$ 185,575
Convertible Preferred Stocks
Diversified Financial Services	—	297,920	—	297,920
Warrants
Advertising Services	—	—	0(a)	—
Short-Term Investments	306,085,965	—	—	306,085,965
TOTAL INVESTMENTS	$306,777,238	$3,653,817,877	$ 0	$3,960,595,115

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2018.
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	22,031,007	$ 22,031,007	$242,889,872	$243,667,320	$—	$—	21,253,559	$ 21,253,559	$137,841	$—
State Street Navigator Securities Lending Government Money Market Portfolio	271,547,946	271,547,946	194,864,284	181,579,824	—	—	284,832,406	284,832,406	805,196	—
Total		$293,578,953	$437,754,156	$425,247,144	$—	$—		$306,085,965	$943,037	$—
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 94.0%
AUSTRALIA — 4.5%
Australia Government Bond:
Series 146, 1.75%, 11/21/2020	AUD	4,750,000	$ 3,416,136
Series 143, 2.75%, 10/21/2019	AUD	2,705,000	1,973,766
Series 126, 4.50%, 4/15/2020	AUD	4,160,000	3,124,083
Series 124, 5.75%, 5/15/2021	AUD	5,160,000	4,083,025
			12,597,010
AUSTRIA — 2.1%
Austria Government Bond:
0.25%, 10/18/2019 (a)	EUR	1,490,000	1,743,943
3.90%, 7/15/2020 (a)	EUR	3,170,000	3,968,468
			5,712,411
BELGIUM — 1.2%
Belgium Government Bond Series 58, 3.75%, 9/28/2020 (a)	EUR	2,620,000	3,298,630
CANADA — 4.2%
Canadian Government Bond:
0.75%, 9/1/2020	CAD	2,405,000	1,809,741
0.75%, 3/1/2021	CAD	2,640,000	1,971,463
1.25%, 11/1/2019	CAD	1,370,000	1,050,595
1.25%, 2/1/2020	CAD	1,145,000	875,430
1.50%, 3/1/2020	CAD	2,180,000	1,671,193
1.75%, 5/1/2020	CAD	1,370,000	1,052,778
1.75%, 8/1/2020	CAD	1,370,000	1,051,135
2.00%, 11/1/2020	CAD	410,000	315,744
3.25%, 6/1/2021	CAD	1,100,000	872,988
3.50%, 6/1/2020	CAD	1,410,000	1,114,124
			11,785,191
CHILE — 0.3%
Bonos del Banco Central de Chile en Pesos:
Series 5YR, 4.50%, 4/1/2020	CLP	120,000,000	184,257
4.50%, 6/1/2020	CLP	190,000,000	292,273
Series 10YR, 6.00%, 2/1/2021	CLP	90,000,000	143,014
Chile Government International Bond 5.50%, 8/5/2020	CLP	100,000,000	156,084
			775,628
CZECH REPUBLIC — 0.7%
Czech Republic Government Bond:
Series 101, Zero Coupon, 2/10/2020	CZK	8,940,000	395,112
Security Description		Principal Amount	Value
Series 76, 1.50%, 10/29/2019	CZK	18,380,000	$ 828,049
Series 46, 3.75%, 9/12/2020	CZK	15,540,000	730,767
			1,953,928
DENMARK — 1.5%
Denmark Government Bond:
Series 3Y, 0.25%, 11/15/2020	DKK	9,870,000	1,562,016
4.00%, 11/15/2019	DKK	16,240,000	2,661,384
			4,223,400
FINLAND — 1.8%
Finland Government Bond:
0.38%, 9/15/2020 (a)	EUR	1,400,000	1,653,255
3.38%, 4/15/2020 (a)	EUR	1,360,000	1,674,506
3.50%, 4/15/2021 (a)	EUR	1,205,000	1,538,588
			4,866,349
FRANCE — 6.0%
France Government Bond OAT:
Zero Coupon, 2/25/2020	EUR	1,075,000	1,257,461
Zero Coupon, 5/25/2020	EUR	995,000	1,164,905
Zero Coupon, 2/25/2021	EUR	1,050,000	1,230,002
Zero Coupon, 5/25/2021	EUR	1,630,000	1,909,903
0.25%, 11/25/2020	EUR	1,095,000	1,289,951
0.50%, 11/25/2019	EUR	988,000	1,161,250
2.50%, 10/25/2020	EUR	1,760,000	2,168,549
3.50%, 4/25/2020	EUR	1,750,000	2,159,724
3.75%, 10/25/2019	EUR	1,460,000	1,773,450
3.75%, 4/25/2021	EUR	1,610,000	2,067,776
8.50%, 10/25/2019	EUR	425,000	541,337
			16,724,308
GERMANY — 4.3%
Bundesrepublik Deutschland:
Zero Coupon, 12/13/2019	EUR	700,000	818,857
Zero Coupon, 3/13/2020	EUR	650,000	761,231
Zero Coupon, 6/12/2020	EUR	400,000	468,889
Federal Republic of Germany:
Series 171, Zero Coupon, 4/17/2020	EUR	1,000,000	1,171,911
Series 173, Zero Coupon, 4/9/2021	EUR	1,045,000	1,228,461
Series 170, 0.25%, 10/11/2019	EUR	820,000	960,773
Series 172, 0.25%, 10/16/2020	EUR	920,000	1,085,764
2.25%, 9/4/2020	EUR	736,000	901,158
2.50%, 1/4/2021	EUR	800,000	993,149
3.00%, 7/4/2020	EUR	990,000	1,222,438
Series 09, 3.25%, 1/4/2020	EUR	950,000	1,158,190

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
3.25%, 7/4/2021	EUR	900,000	$ 1,152,503
			11,923,324
HONG KONG — 0.4%
Hong Kong Government Bond Programme:
0.91%, 11/5/2020	HKD	2,100,000	261,156
1.06%, 2/5/2020	HKD	2,700,000	340,471
2.46%, 8/4/2021	HKD	2,200,000	281,990
2.93%, 1/13/2020	HKD	1,350,000	174,424
			1,058,041
HUNGARY — 0.8%
Hungary Government Bond:
Series 21/C, 0.50%, 4/21/2021	HUF	78,900,000	275,881
Series 20/C, 1.00%, 9/23/2020	HUF	105,700,000	378,355
Series 19/C, 2.00%, 10/30/2019	HUF	59,800,000	218,062
Series 20/B, 3.50%, 6/24/2020	HUF	147,450,000	551,259
Series 20/A, 7.50%, 11/12/2020	HUF	171,750,000	696,917
			2,120,474
INDONESIA — 1.3%
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 6.25%, 5/15/2019	IDR	6,556,000,000	437,484
Series PBS, 6.25%, 3/15/2020	IDR	19,705,000,000	1,290,730
Series PBS, 6.50%, 5/15/2021	IDR	27,510,000,000	1,776,683
			3,504,897
IRELAND — 2.3%
Ireland Government Bond:
4.50%, 4/18/2020	EUR	2,370,000	2,962,539
5.00%, 10/18/2020	EUR	1,430,000	1,845,050
5.90%, 10/18/2019	EUR	1,210,000	1,499,293
			6,306,882
ISRAEL — 0.9%
Israel Government Bond:
Series 0121, 0.50%, 1/31/2021	ILS	1,500,000	411,475
Series 0421, 1.00%, 4/30/2021	ILS	2,980,000	825,996
Series 0120, 5.00%, 1/31/2020	ILS	4,050,000	1,183,315
			2,420,786
ITALY — 5.7%
Italy Buoni Poliennali Del Tesoro:
0.05%, 10/15/2019	EUR	580,000	668,873
0.05%, 4/15/2021	EUR	650,000	726,325
0.35%, 6/15/2020	EUR	760,000	872,403
Security Description		Principal Amount	Value
0.45%, 6/1/2021	EUR	810,000	$ 913,061
3.75%, 8/1/2021	EUR	1,300,000	1,590,581
Italy Certificati di Credito del Tesoro:
Zero Coupon, 10/30/2019	EUR	580,000	668,338
Zero Coupon, 3/30/2020	EUR	570,000	651,186
Republic of Italy:
0.20%, 10/15/2020	EUR	715,000	812,642
0.65%, 11/1/2020	EUR	650,000	745,341
0.70%, 5/1/2020	EUR	720,000	831,178
1.05%, 12/1/2019	EUR	650,000	757,466
3.75%, 3/1/2021	EUR	1,150,000	1,405,230
3.75%, 5/1/2021	EUR	750,000	916,250
4.00%, 9/1/2020	EUR	1,250,000	1,526,187
4.25%, 3/1/2020	EUR	1,150,000	1,396,051
4.50%, 2/1/2020	EUR	1,020,000	1,239,929
			15,721,041
JAPAN — 20.7%
Government of Japan 2 Year Bond:
Series 381, 0.10%, 10/15/2019	JPY	129,000,000	1,138,348
Series 382, 0.10%, 11/15/2019	JPY	113,500,000	1,001,750
Series 383, 0.10%, 12/15/2019	JPY	160,000,000	1,412,356
Series 384, 0.10%, 1/15/2020	JPY	157,000,000	1,386,137
Series 386, 0.10%, 3/15/2020	JPY	76,000,000	671,163
Series 387, 0.10%, 4/15/2020	JPY	150,000,000	1,324,889
Series 388, 0.10%, 5/15/2020	JPY	150,000,000	1,325,113
Series 389, 0.10%, 6/1/2020	JPY	150,000,000	1,325,245
Government of Japan 5 Year Bond:
Series 122, 0.10%, 12/20/2019	JPY	610,000,000	5,384,767
Series 123, 0.10%, 3/20/2020	JPY	363,500,000	3,210,199
Series 124, 0.10%, 6/20/2020	JPY	385,000,000	3,401,836
Series 125, 0.10%, 9/20/2020	JPY	431,500,000	3,814,455
Series 126, 0.10%, 12/20/2020	JPY	638,000,000	5,642,440
Series 127, 0.10%, 3/20/2021	JPY	609,500,000	5,391,943
Series 128, 0.10%, 6/20/2021	JPY	616,000,000	5,451,832
Government of Japan 10 Year Bond:
Series 311, 0.80%, 9/20/2020	JPY	125,000,000	1,119,965

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series 310, 1.00%, 9/20/2020	JPY	150,000,000	$ 1,349,162
Series 309, 1.10%, 6/20/2020	JPY	98,000,000	880,736
Series 312, 1.20%, 12/20/2020	JPY	300,000,000	2,717,551
Series 305, 1.30%, 12/20/2019	JPY	286,500,000	2,565,951
Series 307, 1.30%, 3/20/2020	JPY	85,000,000	763,814
Series 308, 1.30%, 6/20/2020	JPY	150,000,000	1,352,608
Series 313, 1.30%, 3/20/2021	JPY	229,000,000	2,085,566
Series 306, 1.40%, 3/20/2020	JPY	175,000,000	1,574,823
Government of Japan 20 Year Bond:
Series 45, 2.40%, 3/20/2020	JPY	50,000,000	456,398
Series 48, 2.50%, 12/21/2020	JPY	50,000,000	465,629
			57,214,676
LATVIA — 0.2%
Republic of Latvia:
0.50%, 12/15/2020	EUR	100,000	117,334
Series REGS, 2.63%, 1/21/2021	EUR	280,000	345,164
			462,498
MALAYSIA — 2.3%
Malaysia Government Bond:
Series 0517, 3.44%, 2/15/2021	MYR	1,100,000	265,119
Series 0612, 3.49%, 3/31/2020	MYR	2,080,000	502,783
Series 0414, 3.65%, 10/31/2019	MYR	2,200,000	532,889
Series 0315, 3.66%, 10/15/2020	MYR	2,280,000	553,440
Series 0613, 3.89%, 7/31/2020	MYR	1,550,000	377,705
Series 0111, 4.16%, 7/15/2021	MYR	1,300,000	318,671
Series 0902, 4.38%, 11/29/2019	MYR	4,400,000	1,074,730
Malaysia Government Investment Issue:
Series 0416, 3.23%, 4/15/2020	MYR	2,285,000	550,501
Series 0712, 3.58%, 5/15/2020	MYR	2,850,000	690,292
Series 0613, 3.72%, 3/23/2021	MYR	2,350,000	569,777
Series 0215, 3.80%, 8/27/2020	MYR	1,710,000	415,370
Series 0610, 4.00%, 11/30/2020	MYR	650,000	158,216
Security Description		Principal Amount	Value
Series 0311, 4.17%, 4/30/2021	MYR	1,900,000	$ 465,686
			6,475,179
MEXICO — 3.1%
Mexican Bonos:
Series M, 5.00%, 12/11/2019	MXN	44,560,000	2,304,083
Series M, 6.50%, 6/10/2021	MXN	61,900,000	3,209,263
Series M, 8.00%, 6/11/2020	MXN	57,010,000	3,058,755
			8,572,101
NETHERLANDS — 4.4%
Kingdom of Netherlands:
0.25%, 1/15/2020 (a)	EUR	3,305,000	3,881,712
3.25%, 7/15/2021 (a)	EUR	3,560,000	4,560,291
3.50%, 7/15/2020 (a)	EUR	3,078,000	3,835,348
			12,277,351
NEW ZEALAND — 1.0%
New Zealand Government Bond:
Series 0420, 3.00%, 4/15/2020	NZD	1,590,000	1,074,125
Series 0521, 6.00%, 5/15/2021	NZD	2,380,000	1,747,464
			2,821,589
NORWAY — 0.9%
Norway Government Bond Series 474, 3.75%, 5/25/2021 (a)	NOK	18,240,000	2,384,350
POLAND — 2.9%
Poland Government Bond:
Series 0720, Zero Coupon, 7/25/2020	PLN	2,880,000	759,827
Series 0420, 1.50%, 4/25/2020	PLN	6,685,000	1,814,186
Series 0721, 1.75%, 7/25/2021	PLN	6,700,000	1,812,550
Series 0421, 2.00%, 4/25/2021	PLN	5,380,000	1,467,273
Series 1020, 5.25%, 10/25/2020	PLN	3,630,000	1,057,950
Series 1019, 5.50%, 10/25/2019	PLN	3,685,000	1,043,489
			7,955,275
PORTUGAL — 2.3%
Portugal Obrigacoes do Tesouro OT:
3.85%, 4/15/2021 (a)	EUR	2,910,000	3,706,073
4.80%, 6/15/2020 (a)	EUR	2,105,000	2,648,115
			6,354,188
RUSSIA — 0.9%
Russian Federal Bond - OFZ:

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
Series 6214, 6.40%, 5/27/2020	RUB	48,350,000	$ 725,305
Series 6210, 6.80%, 12/11/2019	RUB	30,100,000	457,766
Series 6217, 7.50%, 8/18/2021	RUB	62,300,000	942,884
Series 6205, 7.60%, 4/14/2021	RUB	30,150,000	459,272
			2,585,227
SINGAPORE — 1.6%
Singapore Government Bond:
1.63%, 10/1/2019	SGD	1,555,000	1,135,902
2.00%, 7/1/2020	SGD	1,170,000	857,530
2.25%, 6/1/2021	SGD	1,650,000	1,213,514
3.25%, 9/1/2020	SGD	1,690,000	1,266,977
			4,473,923
SLOVAKIA — 0.4%
Slovakia Government Bond Series 214, 4.00%, 4/27/2020	EUR	675,000	838,763
Slovakia Government International Bond Series EMTN, 4.00%, 3/26/2021	EUR	210,000	271,041
			1,109,804
SLOVENIA — 0.4%
Slovenia Government Bond:
Series RS71, 3.00%, 4/8/2021	EUR	240,000	300,358
Series RS67, 4.13%, 1/26/2020	EUR	350,000	429,991
Series RS69, 4.38%, 1/18/2021	EUR	350,000	447,617
			1,177,966
SOUTH KOREA — 4.1%
Korea Treasury Bond:
Series 1912, 1.25%, 12/10/2019	KRW	1,544,500,000	1,382,286
Series 2012, 1.75%, 12/10/2020	KRW	2,688,000,000	2,409,662
Series 2003, 2.00%, 3/10/2020	KRW	5,124,000,000	4,625,929
Series 2103, 2.00%, 3/10/2021	KRW	3,152,500,000	2,841,263
			11,259,140
SPAIN — 4.5%
Kingdom of Spain:
0.05%, 1/31/2021	EUR	1,300,000	1,512,078
1.15%, 7/30/2020	EUR	1,175,000	1,397,967
1.40%, 1/31/2020	EUR	1,350,000	1,602,781
4.00%, 4/30/2020 (a)	EUR	1,455,000	1,802,467
4.30%, 10/31/2019 (a)	EUR	1,125,000	1,371,760
4.85%, 10/31/2020 (a)	EUR	1,130,000	1,447,402
5.50%, 4/30/2021 (a)	EUR	1,495,000	1,982,136
Security Description		Principal Amount	Value
Spain Government Bond 0.75%, 7/30/2021	EUR	1,250,000	$ 1,480,912
			12,597,503
SWEDEN — 0.9%
Kingdom of Sweden Series 1047, 5.00%, 12/1/2020	SEK	20,235,000	2,545,737
SWITZERLAND — 0.7%
Switzerland Government Bond:
2.00%, 4/28/2021	CHF	945,000	1,033,231
2.25%, 7/6/2020	CHF	945,000	1,018,332
			2,051,563
THAILAND — 0.8%
Thailand Government Bond:
2.55%, 6/26/2020	THB	65,820,000	2,057,420
Series 05-3, 5.38%, 12/3/2019	THB	3,500,000	112,674
Series 06-5, 5.85%, 3/31/2021	THB	1,000,000	33,770
			2,203,864
UNITED KINGDOM — 3.9%
United Kingdom Treasury Bond:
1.50%, 1/22/2021	GBP	1,865,000	2,467,312
2.00%, 7/22/2020	GBP	1,890,000	2,516,456
3.75%, 9/7/2020	GBP	1,205,000	1,659,369
4.75%, 3/7/2020	GBP	1,740,000	2,396,431
8.00%, 6/7/2021	GBP	1,200,000	1,858,962
			10,898,530
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $265,253,164)			260,412,764

	Shares
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d) (Cost $54,900)	54,900	54,900
TOTAL INVESTMENTS — 94.0% (Cost $265,308,064)		260,467,664
OTHER ASSETS IN EXCESS OF LIABILITIES — 6.0%		16,535,129
NET ASSETS — 100.0%		$ 277,002,793

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 15.1% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.

EMTN	= Euro Medium Term Note

AUD—	Australian Dollar
CAD—	Canadian Dollar
CHF—	Swiss Franc
CLP—	Chilean Peso
CZK—	Czech Koruna
DKK—	Danish Krone
EUR—	Euro
GBP—	British Pound
HKD—	Hong Kong Dollar
HUF—	Hungary Forint
IDR—	Indonesia Rupiah
ILS—	Israeli New Shekel
JPY—	Japanese Yen
KRW—	South Korean Won
MXN—	Mexican Peso
MYR—	Malaysian Ringgit
NOK—	Norwegian Krone
NZD—	New Zealand Dollar
PLN—	Polish Zloty
RUB—	Russian Ruble
SEK—	Swedish Krona
SGD—	Singapore Dollar
THB—	Thai Baht
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations
Australia	$ —	$ 12,597,010	$—	$ 12,597,010
Austria	—	5,712,411	—	5,712,411
Belgium	—	3,298,630	—	3,298,630
Canada	—	11,785,191	—	11,785,191
Chile	—	775,628	—	775,628
Czech Republic	—	1,953,928	—	1,953,928
Denmark	—	4,223,400	—	4,223,400
Finland	—	4,866,349	—	4,866,349
France	—	16,724,308	—	16,724,308
Germany	—	11,923,324	—	11,923,324
Hong Kong	—	1,058,041	—	1,058,041
Hungary	—	2,120,474	—	2,120,474
Indonesia	—	3,504,897	—	3,504,897
Ireland	—	6,306,882	—	6,306,882
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Israel	$ —	$ 2,420,786	$—	$ 2,420,786
Italy	—	15,721,041	—	15,721,041
Japan	—	57,214,676	—	57,214,676
Latvia	—	462,498	—	462,498
Malaysia	—	6,475,179	—	6,475,179
Mexico	—	8,572,101	—	8,572,101
Netherlands	—	12,277,351	—	12,277,351
New Zealand	—	2,821,589	—	2,821,589
Norway	—	2,384,350	—	2,384,350
Poland	—	7,955,275	—	7,955,275
Portugal	—	6,354,188	—	6,354,188
Russia	—	2,585,227	—	2,585,227
Singapore	—	4,473,923	—	4,473,923
Slovakia	—	1,109,804	—	1,109,804
Slovenia	—	1,177,966	—	1,177,966
South Korea	—	11,259,140	—	11,259,140
Spain	—	12,597,503	—	12,597,503
Sweden	—	2,545,737	—	2,545,737
Switzerland	—	2,051,563	—	2,051,563
Thailand	—	2,203,864	—	2,203,864
United Kingdom	—	10,898,530	—	10,898,530
Short-Term Investment	54,900	—	—	54,900
TOTAL INVESTMENTS	$54,900	$260,412,764	$—	$260,467,664
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	146,386	$146,386	$2,566,226	$2,657,712	$—	$—	54,900	$54,900	$127	$—
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS TIPS ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.7%
Treasury Inflation Protected Indexed Bonds:
0.63%, 2/15/2043	$ 25,591,195	$ 23,301,499
0.75%, 2/15/2042	26,182,497	24,626,566
0.75%, 2/15/2045	24,984,831	23,274,036
0.88%, 2/15/2047	19,820,606	18,989,560
1.00%, 2/15/2046	21,999,737	21,746,995
1.00%, 2/15/2048	14,218,724	14,059,449
1.38%, 2/15/2044	25,272,014	27,124,143
1.75%, 1/15/2028	19,085,972	20,441,419
2.00%, 1/15/2026	25,776,482	27,735,599
2.13%, 2/15/2040	17,934,607	21,709,920
2.13%, 2/15/2041	28,018,010	34,147,238
2.38%, 1/15/2025	38,000,213	41,422,983
2.38%, 1/15/2027	20,906,802	23,300,423
2.50%, 1/15/2029	16,856,133	19,388,466
3.38%, 4/15/2032	7,261,729	9,443,413
3.63%, 4/15/2028	26,544,088	32,977,732
3.88%, 4/15/2029	30,326,448	39,085,286
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2020	54,499,129	53,807,890
0.13%, 4/15/2021	48,523,950	47,540,408
0.13%, 1/15/2022	46,658,422	45,518,409
0.13%, 4/15/2022	46,743,299	45,429,963
0.13%, 7/15/2022 (a)	45,607,305	44,515,238
0.13%, 1/15/2023	45,438,152	43,999,192
0.13%, 7/15/2024	44,175,959	42,453,520
0.13%, 7/15/2026	39,316,693	37,088,697
0.25%, 1/15/2025	44,281,048	42,509,725
0.38%, 7/15/2023	45,068,490	44,200,979
0.38%, 7/15/2025	44,226,519	42,831,498
0.38%, 1/15/2027	40,747,467	38,919,834
0.38%, 7/15/2027	38,607,672	36,906,984
0.50%, 1/15/2028	40,260,672	38,651,801
0.63%, 7/15/2021	40,678,994	40,582,087
Security Description	Principal Amount	Value
0.63%, 4/15/2023	$ 34,015,325	$ 33,586,446
0.63%, 1/15/2024	44,949,753	44,358,461
0.63%, 1/15/2026	45,675,256	44,710,558
0.75%, 7/15/2028	25,170,382	24,786,292
1.13%, 1/15/2021	42,890,832	43,160,103
1.25%, 7/15/2020	38,012,759	38,459,503
1.38%, 1/15/2020	22,171,442	22,336,394
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,348,213,056)		1,319,128,709

	Shares
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (b) (c)	385,559	385,559
State Street Navigator Securities Lending Government Money Market Portfolio (b) (d)	65,475	65,475
TOTAL SHORT-TERM INVESTMENTS (Cost $451,034)		451,034
TOTAL INVESTMENTS — 99.8% (Cost $1,348,664,090)		1,319,579,743
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		3,238,694
NET ASSETS — 100.0%		$ 1,322,818,437

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2018.
(d)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$1,319,128,709	$—	$1,319,128,709
Short-Term Investments	451,034	—	—	451,034
TOTAL INVESTMENTS	$451,034	$1,319,128,709	$—	$1,319,579,743
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS TIPS ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	511,934	$511,934	$21,988,434	$22,114,809	$—	$—	385,559	$385,559	$ 7,762	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	31,881,587	31,816,112	—	—	65,475	65,475	2,530	—
Total		$511,934	$53,870,021	$53,930,921	$—	$—		$451,034	$10,292	$—
See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.4%
ADVERTISING — 0.3%
Interpublic Group of Cos., Inc. 4.00%, 3/15/2022	$ 25,000	$ 25,012
Lamar Media Corp.:
5.00%, 5/1/2023	22,000	22,385
5.75%, 2/1/2026	75,000	77,250
Omnicom Group, Inc./Omnicom Capital, Inc. 6.25%, 7/15/2019 (a)	25,000	25,639
WPP Finance 2010 3.63%, 9/7/2022	28,000	27,586
		177,872
AEROSPACE & DEFENSE — 1.5%
Arconic, Inc.:
5.13%, 10/1/2024	50,000	50,315
5.87%, 2/23/2022	75,000	78,375
5.95%, 2/1/2037	75,000	74,250
6.15%, 8/15/2020	25,000	25,969
6.75%, 1/15/2028	50,000	51,687
BAE Systems Holdings, Inc.:
2.85%, 12/15/2020 (b)	9,000	8,880
6.38%, 6/1/2019 (b)	50,000	51,089
BBA US Holdings, Inc. 5.38%, 5/1/2026 (b)	65,000	65,325
Harris Corp.:
3.83%, 4/27/2025	20,000	19,616
5.05%, 4/27/2045	50,000	52,607
L3 Technologies, Inc. 4.40%, 6/15/2028	5,000	4,985
Lockheed Martin Corp.:
2.50%, 11/23/2020	50,000	49,304
3.35%, 9/15/2021	15,000	15,000
3.55%, 1/15/2026	20,000	19,766
4.50%, 5/15/2036	25,000	26,059
4.70%, 5/15/2046	50,000	53,302
Meccanica Holdings USA, Inc. 6.25%, 1/15/2040 (b)	50,000	52,219
Northrop Grumman Corp.:
2.08%, 10/15/2020	5,000	4,890
3.25%, 8/1/2023	25,000	24,561
4.75%, 6/1/2043	25,000	25,944
Rockwell Collins, Inc.:
2.80%, 3/15/2022	11,000	10,705
3.10%, 11/15/2021	50,000	49,137
Spirit AeroSystems, Inc. 4.60%, 6/15/2028	100,000	99,169
United Technologies Corp.:
3.35%, 8/16/2021	10,000	9,986
3.65%, 8/16/2023	20,000	19,911
3.95%, 8/16/2025	10,000	9,953
4.13%, 11/16/2028	30,000	29,795
4.45%, 11/16/2038	10,000	9,932
4.50%, 4/15/2020	50,000	51,006
Security Description	Principal Amount	Value
4.63%, 11/16/2048	$ 15,000	$ 15,084
		1,058,821
AGRICULTURE — 0.8%
Bunge, Ltd. Finance Corp.:
3.25%, 8/15/2026	25,000	22,622
3.75%, 9/25/2027	35,000	32,184
Reynolds American, Inc.:
3.25%, 6/12/2020	100,000	99,796
4.45%, 6/12/2025	50,000	50,368
5.85%, 8/15/2045	125,000	135,935
6.88%, 5/1/2020	112,000	118,052
Vector Group, Ltd. 6.13%, 2/1/2025 (b)	65,000	60,287
		519,244
AIRLINES — 0.3%
American Airlines Group, Inc.:
4.63%, 3/1/2020 (b)	50,000	50,205
5.50%, 10/1/2019 (b)	50,000	50,650
Southwest Airlines Co.:
2.75%, 11/6/2019	20,000	19,920
3.00%, 11/15/2026	20,000	18,478
United Continental Holdings, Inc. 5.00%, 2/1/2024 (a)	50,000	49,375
		188,628
APPAREL — 0.1%
Hanesbrands, Inc. 4.63%, 5/15/2024 (b)	81,000	78,724
Under Armour, Inc. 3.25%, 6/15/2026	10,000	8,835
		87,559
AUTO MANUFACTURERS — 2.1%
Fiat Chrysler Automobiles NV 5.25%, 4/15/2023	200,000	203,940
Ford Holdings LLC 9.30%, 3/1/2030	75,000	91,515
Ford Motor Co.:
6.38%, 2/1/2029	30,000	31,027
7.45%, 7/16/2031	75,000	83,305
Ford Motor Credit Co. LLC:
3.20%, 1/15/2021	200,000	197,036
3.34%, 3/18/2021	85,000	83,790
General Motors Co.:
5.20%, 4/1/2045	25,000	22,711
6.60%, 4/1/2036	50,000	53,306
6.75%, 4/1/2046	47,000	50,873
General Motors Financial Co., Inc.:
2.45%, 11/6/2020	100,000	98,002
3.20%, 7/6/2021	25,000	24,646
3.95%, 4/13/2024	50,000	48,628
4.00%, 10/6/2026	50,000	46,983
4.20%, 3/1/2021	50,000	50,600
4.38%, 9/25/2021	25,000	25,443
5.25%, 3/1/2026	72,000	73,780
Hyundai Capital America:

See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 7/1/2019 (b)	$ 93,000	$ 92,379
2.60%, 3/19/2020 (b)	39,000	38,434
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (b)	100,000	98,250
		1,414,648
AUTO PARTS & EQUIPMENT — 0.8%
Allison Transmission, Inc. 5.00%, 10/1/2024 (b)	50,000	49,800
Aptiv PLC:
4.25%, 1/15/2026	70,000	69,562
4.40%, 10/1/2046	13,000	11,671
BorgWarner, Inc. 4.63%, 9/15/2020	10,000	10,202
Dana Financing Luxembourg Sarl 5.75%, 4/15/2025 (a) (b)	20,000	19,644
Dana, Inc. 5.50%, 12/15/2024	25,000	24,758
Delphi Technologies PLC 5.00%, 10/1/2025 (b)	153,000	142,871
Goodyear Tire & Rubber Co 8.75%, 8/15/2020	50,000	54,375
Goodyear Tire & Rubber Co.:
5.00%, 5/31/2026 (a)	45,000	42,367
5.13%, 11/15/2023 (a)	25,000	25,042
Lear Corp. 5.25%, 1/15/2025	12,000	12,391
Tenneco, Inc. 5.00%, 7/15/2026	55,000	48,950
ZF North America Capital, Inc. 4.75%, 4/29/2025 (b)	75,000	74,842
		586,475
BANKS — 5.9%
Bank of America Corp.:
7.75%, 5/14/2038	50,000	67,489
Series MTN, 4.20%, 8/26/2024	75,000	75,351
Series MTN, 4.25%, 10/22/2026	75,000	74,140
Series MTN, 4.45%, 3/3/2026	61,000	61,074
Barclays PLC:
2.88%, 6/8/2020	30,000	29,670
4.38%, 1/12/2026	200,000	194,007
4.95%, 1/10/2047	80,000	74,321
BPCE SA 4.50%, 3/15/2025 (b)	50,000	48,900
Capital One Financial Corp.:
3.75%, 4/24/2024	50,000	49,118
4.20%, 10/29/2025	50,000	48,860
4.25%, 4/30/2025	150,000	149,386
Capital One NA 2.35%, 1/31/2020	100,000	98,888
CIT Group, Inc.:
4.13%, 3/9/2021	45,000	45,000
5.00%, 8/15/2022	62,000	63,240
5.25%, 3/7/2025	85,000	86,594
Citigroup, Inc.:
3.50%, 5/15/2023	20,000	19,673
Security Description	Principal Amount	Value
4.60%, 3/9/2026	$ 70,000	$ 70,463
4.75%, 5/18/2046	60,000	58,526
5.30%, 5/6/2044	25,000	26,141
5.50%, 9/13/2025	25,000	26,633
6.13%, 8/25/2036	50,000	56,982
Citizens Bank NA/Providence RI Series BKNT, 2.55%, 5/13/2021	105,000	102,292
Citizens Financial Group, Inc. 4.30%, 12/3/2025	50,000	49,302
Comerica, Inc. 3.80%, 7/22/2026	25,000	24,066
Credit Suisse AG 5.40%, 1/14/2020	150,000	153,948
Credit Suisse Group AG:
3.57%, 1/9/2023 (b)	100,000	98,000
4.28%, 1/9/2028 (b)	25,000	24,315
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, 6/9/2023	75,000	74,095
Deutsche Bank AG:
2.70%, 7/13/2020	100,000	97,957
3.38%, 5/12/2021	96,000	94,233
3.70%, 5/30/2024	125,000	117,698
5 Year USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (c)	100,000	88,480
Goldman Sachs Group, Inc.:
6.45%, 5/1/2036	91,000	105,839
6.75%, 10/1/2037	125,000	150,369
Huntington Bancshares, Inc. 2.30%, 1/14/2022	40,000	38,309
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (b)	200,000	180,800
5.71%, 1/15/2026 (b)	200,000	181,820
KeyCorp. Series MTN, 5.10%, 3/24/2021	50,000	52,015
Lloyds Bank PLC 6.50%, 9/14/2020 (b)	75,000	78,589
Macquarie Group, Ltd. 7.63%, 8/13/2019 (b)	50,000	51,863
Morgan Stanley:
3.95%, 4/23/2027	50,000	47,991
4.88%, 11/1/2022	74,000	76,671
Regions Financial Corp. 7.38%, 12/10/2037	25,000	32,160
Royal Bank of Scotland Group PLC:
6.00%, 12/19/2023	100,000	104,060
6.13%, 12/15/2022	250,000	261,195
Santander Holdings USA, Inc. 3.70%, 3/28/2022	80,000	79,016
Santander UK Group Holdings PLC 3.13%, 1/8/2021	50,000	49,317
Santander UK PLC 5.00%, 11/7/2023 (b)	35,000	35,283
SunTrust Banks, Inc. 2.50%, 5/1/2019	17,000	16,975

See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
UniCredit SpA 5 Year USD ICE Swap + 3.70%, 5.86%, 6/19/2032 (b) (c)	$ 200,000	$ 178,340
		4,069,454
BEVERAGES — 1.4%
Anheuser-Busch InBev Finance, Inc.:
3.30%, 2/1/2023	68,000	67,229
4.63%, 2/1/2044	100,000	96,186
4.90%, 2/1/2046	250,000	252,830
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 1/15/2022	50,000	50,395
4.44%, 10/6/2048	5,000	4,693
8.20%, 1/15/2039	150,000	210,566
Beam Suntory, Inc. 3.25%, 5/15/2022	20,000	19,606
Constellation Brands, Inc. 4.10%, 2/15/2048	50,000	43,955
Keurig Dr Pepper, Inc.:
2.53%, 11/15/2021	20,000	19,270
2.70%, 11/15/2022	20,000	19,030
3.20%, 11/15/2021	50,000	49,276
Molson Coors Brewing Co.:
1.45%, 7/15/2019	40,000	39,531
3.50%, 5/1/2022	2,000	1,983
4.20%, 7/15/2046	65,000	57,593
Pernod Ricard SA 5.50%, 1/15/2042 (b)	25,000	27,711
		959,854
BIOTECHNOLOGY — 1.0%
Amgen, Inc.:
2.13%, 5/1/2020	65,000	63,981
3.63%, 5/15/2022	50,000	50,260
5.15%, 11/15/2041	101,000	107,041
6.40%, 2/1/2039	100,000	119,581
Biogen, Inc. 2.90%, 9/15/2020	25,000	24,870
Bio-Rad Laboratories, Inc. 4.88%, 12/15/2020	20,000	20,535
Celgene Corp.:
2.25%, 5/15/2019	142,000	141,502
3.25%, 8/15/2022	50,000	49,316
3.88%, 8/15/2025	50,000	49,257
3.90%, 2/20/2028	8,000	7,701
4.63%, 5/15/2044	25,000	23,526
		657,570
BUILDING MATERIALS — 1.1%
Johnson Controls International PLC:
4.63%, 7/2/2044 (d)	25,000	24,495
5.70%, 3/1/2041	25,000	26,852
Lafarge SA 7.13%, 7/15/2036	35,000	42,108
Lennox International, Inc. 3.00%, 11/15/2023	50,000	47,612
Security Description	Principal Amount	Value
Louisiana-Pacific Corp. 4.88%, 9/15/2024	$ 25,000	$ 24,937
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	50,000	42,701
Masco Corp.:
4.38%, 4/1/2026	37,000	36,637
5.95%, 3/15/2022	19,000	20,182
Masonite International Corp. 5.63%, 3/15/2023 (b)	36,000	36,767
Owens Corning:
3.40%, 8/15/2026	30,000	27,512
4.20%, 12/15/2022	50,000	50,112
Standard Industries, Inc.:
4.75%, 1/15/2028 (b)	38,000	35,100
5.00%, 2/15/2027 (b)	50,000	47,000
5.38%, 11/15/2024 (b)	70,000	69,825
5.50%, 2/15/2023 (b)	20,000	20,226
6.00%, 10/15/2025 (b)	200,000	204,500
		756,566
CHEMICALS — 3.2%
Albemarle Corp. 4.15%, 12/1/2024	25,000	25,256
Ashland LLC:
4.75%, 8/15/2022	25,000	25,265
6.88%, 5/15/2043	75,000	76,875
Blue Cube Spinco LLC:
9.75%, 10/15/2023	75,000	84,847
10.00%, 10/15/2025	25,000	28,813
Cabot Corp. 3.40%, 9/15/2026	30,000	27,885
Celanese US Holdings LLC 4.63%, 11/15/2022	50,000	51,012
CF Industries, Inc.:
3.45%, 6/1/2023	25,000	24,063
4.95%, 6/1/2043	25,000	22,063
5.15%, 3/15/2034	50,000	47,500
5.38%, 3/15/2044	50,000	46,125
7.13%, 5/1/2020	47,000	49,468
Chemours Co.:
5.38%, 5/15/2027	50,000	48,155
6.63%, 5/15/2023	120,000	125,592
7.00%, 5/15/2025	10,000	10,630
Dow Chemical Co.:
4.25%, 11/15/2020	50,000	50,915
4.38%, 11/15/2042	25,000	23,715
Eastman Chemical Co.:
3.60%, 8/15/2022	25,000	25,009
5.50%, 11/15/2019	25,000	25,678
Huntsman International LLC 5.13%, 11/15/2022	50,000	51,440
International Flavors & Fragrances, Inc. 4.38%, 6/1/2047	50,000	45,420
LYB International Finance B.V. 5.25%, 7/15/2043	25,000	25,516
LyondellBasell Industries NV:
4.63%, 2/26/2055	25,000	22,468

See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 11/15/2021	$ 71,000	$ 75,388
Mosaic Co.:
3.25%, 11/15/2022	50,000	48,831
5.63%, 11/15/2043	50,000	51,188
NOVA Chemicals Corp.:
5.00%, 5/1/2025 (b)	100,000	95,000
5.25%, 8/1/2023 (b)	50,000	49,719
Nutrien, Ltd.:
4.00%, 12/15/2026	5,000	4,834
4.90%, 6/1/2043	45,000	44,298
Olin Corp.:
5.00%, 2/1/2030	25,000	23,313
5.13%, 9/15/2027 (a)	100,000	96,500
PolyOne Corp. 5.25%, 3/15/2023	75,000	76,875
Rohm & Haas Co. 7.85%, 7/15/2029	75,000	96,602
RPM International, Inc. 3.45%, 11/15/2022	10,000	9,834
SASOL Financing USA LLC 5.88%, 3/27/2024	200,000	203,784
Sherwin-Williams Co.:
2.75%, 6/1/2022	3,000	2,909
4.40%, 2/1/2045	25,000	22,848
4.50%, 6/1/2047	50,000	48,089
SPCM SA 4.88%, 9/15/2025 (b)	35,000	33,381
Syngenta Finance NV 3.13%, 3/28/2022	45,000	43,572
Westlake Chemical Corp.:
3.60%, 7/15/2022	28,000	27,541
3.60%, 8/15/2026	25,000	23,511
5.00%, 8/15/2046	25,000	24,593
WR Grace & Co-Conn:
5.13%, 10/1/2021 (b)	100,000	102,500
5.63%, 10/1/2024 (b)	50,000	52,625
		2,221,445
COMMERCIAL SERVICES — 2.7%
Adani Abbot Point Terminal Pty, Ltd. 4.45%, 12/15/2022 (b)	200,000	179,002
ADT Security Corp.:
3.50%, 7/15/2022	75,000	71,160
4.88%, 7/15/2032 (b)	75,000	60,281
6.25%, 10/15/2021	100,000	105,150
Ashtead Capital, Inc. 4.13%, 8/15/2025 (b)	200,000	189,916
Block Financial LLC 4.13%, 10/1/2020	20,000	20,188
Brink's Co. 4.63%, 10/15/2027 (b) (e)	50,000	46,000
Cardtronics, Inc./Cardtronics USA, Inc. 5.50%, 5/1/2025 (b)	50,000	47,750
ERAC USA Finance LLC:
2.35%, 10/15/2019 (b)	25,000	24,844
7.00%, 10/15/2037 (b)	50,000	62,617
Security Description	Principal Amount	Value
Financial & Risk US Holdings, Inc. 6.25%, 5/15/2026 (b)	$ 30,000	$ 30,111
Moody's Corp.:
2.75%, 7/15/2019	50,000	49,952
2.75%, 12/15/2021	9,000	8,803
4.88%, 2/15/2024	20,000	20,904
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020	50,000	50,000
5.00%, 4/15/2022 (b)	200,000	195,000
S&P Global, Inc. 2.95%, 1/22/2027	100,000	92,641
Service Corp. International 5.38%, 1/15/2022	71,000	71,888
Total System Services, Inc. 3.80%, 4/1/2021	10,000	10,034
United Rentals North America, Inc.:
4.63%, 7/15/2023	50,000	50,375
4.63%, 10/15/2025	100,000	97,250
4.88%, 1/15/2028	100,000	93,750
5.50%, 7/15/2025	100,000	102,000
5.50%, 5/15/2027	50,000	49,250
5.88%, 9/15/2026	100,000	102,630
Western Union Co. 6.20%, 6/21/2040	25,000	24,731
		1,856,227
COMPUTERS — 2.1%
Dell International LLC/EMC Corp.:
4.42%, 6/15/2021 (b)	50,000	50,742
5.45%, 6/15/2023 (b)	135,000	141,971
5.88%, 6/15/2021 (b)	113,000	116,367
6.02%, 6/15/2026 (b)	20,000	21,377
7.13%, 6/15/2024 (b)	50,000	53,500
8.10%, 7/15/2036 (b)	43,000	51,604
8.35%, 7/15/2046 (b)	35,000	43,566
Dell, Inc. 6.50%, 4/15/2038	25,000	24,594
EMC Corp. 2.65%, 6/1/2020	200,000	196,250
Hewlett Packard Enterprise Co.:
4.90%, 10/15/2025	51,000	52,425
6.20%, 10/15/2035	80,000	82,244
6.35%, 10/15/2045	25,000	25,691
HP, Inc.:
4.05%, 9/15/2022	25,000	25,331
6.00%, 9/15/2041	25,000	25,421
Leidos Holdings, Inc. 4.45%, 12/1/2020	50,000	50,575
NCR Corp.:
5.00%, 7/15/2022	50,000	49,595
5.88%, 12/15/2021	6,000	6,060
6.38%, 12/15/2023	75,000	76,410
NetApp, Inc.:
3.25%, 12/15/2022	50,000	48,687
3.38%, 6/15/2021	20,000	19,927
Seagate HDD Cayman:
4.75%, 6/1/2023	30,000	29,858

See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 1/1/2025 (a)	$ 50,000	$ 47,941
4.88%, 3/1/2024	50,000	49,282
Western Digital Corp. 4.75%, 2/15/2026	180,000	173,725
		1,463,143
COSMETICS/PERSONAL CARE — 0.2%
Avon International Operations, Inc. 7.88%, 8/15/2022 (b)	75,000	77,347
Edgewell Personal Care Co. 4.70%, 5/19/2021 (a)	50,000	50,563
		127,910
DIVERSIFIED FINANCIAL SERVICES — 4.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.50%, 1/15/2025	15,000	14,135
3.75%, 5/15/2019	30,000	30,097
4.50%, 5/15/2021	40,000	40,531
Air Lease Corp.:
3.00%, 9/15/2023	10,000	9,468
3.25%, 3/1/2025	75,000	70,106
3.88%, 4/1/2021	25,000	25,139
Aircastle, Ltd.:
4.63%, 12/15/2018	15,000	15,060
5.00%, 4/1/2023	70,000	71,674
5.13%, 3/15/2021	25,000	25,571
Ally Financial, Inc.:
3.25%, 11/5/2018	148,000	147,815
3.50%, 1/27/2019	5,000	5,000
3.75%, 11/18/2019	100,000	99,875
5.75%, 11/20/2025 (a)	325,000	335,952
8.00%, 11/1/2031	150,000	181,875
BGC Partners, Inc. 5.38%, 12/9/2019	2,000	2,032
Credit Acceptance Corp. 6.13%, 2/15/2021	25,000	25,188
Discover Financial Services 3.95%, 11/6/2024	50,000	48,885
GLP Capital L.P./GLP Financing II, Inc.:
5.25%, 6/1/2025	55,000	55,891
5.38%, 11/1/2023	6,000	6,208
5.38%, 4/15/2026	100,000	101,550
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.88%, 2/1/2022	75,000	75,937
6.00%, 8/1/2020	50,000	50,805
6.25%, 2/1/2022	150,000	153,570
6.38%, 12/15/2025	50,000	50,190
International Lease Finance Corp.:
4.63%, 4/15/2021	88,000	89,567
5.88%, 8/15/2022	25,000	26,446
Janus Capital Group, Inc. 4.88%, 8/1/2025	20,000	20,389
Security Description	Principal Amount	Value
Jefferies Financial Group, Inc. 6.63%, 10/23/2043	$ 75,000	$ 74,919
Jefferies Group LLC 6.50%, 1/20/2043	73,000	75,174
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.88%, 8/1/2021 (b)	50,000	50,688
Legg Mason, Inc. 4.75%, 3/15/2026	50,000	51,015
Lincoln Finance, Ltd. 7.38%, 4/15/2021 (b)	100,000	103,260
Nasdaq, Inc.:
3.85%, 6/30/2026	5,000	4,824
5.55%, 1/15/2020	60,000	61,792
Navient Corp.:
5.50%, 1/25/2023	100,000	99,750
6.63%, 7/26/2021	85,000	88,510
6.75%, 6/25/2025	100,000	100,750
6.75%, 6/15/2026	55,000	54,313
Series MTN, 5.50%, 1/15/2019	50,000	50,188
Series MTN, 6.13%, 3/25/2024	110,000	110,143
Series MTN, 7.25%, 1/25/2022	10,000	10,575
Series MTN, 8.00%, 3/25/2020	200,000	210,750
Nomura Holdings, Inc.:
6.70%, 3/4/2020	50,000	52,206
Series GMTN, 2.75%, 3/19/2019	12,000	12,005
Quicken Loans, Inc. 5.75%, 5/1/2025 (b)	50,000	50,080
Raymond James Financial, Inc. 4.95%, 7/15/2046	50,000	50,755
Synchrony Financial:
3.75%, 8/15/2021	15,000	14,898
4.25%, 8/15/2024	175,000	169,073
		3,274,624
ELECTRIC — 4.5%
AES Corp.:
5.50%, 4/15/2025	50,000	51,250
6.00%, 5/15/2026	300,000	315,375
Appalachian Power Co. 4.40%, 5/15/2044	1,000	992
Black Hills Corp. 4.20%, 9/15/2046	4,000	3,689
Calpine Corp.:
5.25%, 6/1/2026 (b)	105,000	97,519
5.88%, 1/15/2024 (b)	69,000	69,517
Clearway Energy Operating LLC:
5.38%, 8/15/2024	50,000	50,125
5.75%, 10/15/2025 (b)	95,000	95,836
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	10,000	9,440
Cleveland Electric Illuminating Co. 8.88%, 11/15/2018	5,000	5,035
CMS Energy Corp.:
3.60%, 11/15/2025	25,000	24,266
4.70%, 3/31/2043	25,000	25,289
Dominion Energy, Inc.:

See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.63%, 12/1/2024	$ 3,000	$ 2,932
4.10%, 4/1/2021 (d)	130,000	130,935
DPL, Inc. 7.25%, 10/15/2021	50,000	54,062
DTE Energy Co.:
1.50%, 10/1/2019	20,000	19,684
Series B, 3.30%, 6/15/2022	20,000	19,718
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (b)	12,000	11,191
Edison International 2.40%, 9/15/2022	15,000	14,205
EDP Finance B.V. 4.13%, 1/15/2020 (b)	50,000	50,254
Emera, Inc. Series 16-A, 3 Month USD LIBOR + 5.440%, 6.75%, 6/15/2076 (a) (c)	50,000	53,250
Enel Finance International NV:
6.00%, 10/7/2039 (b)	50,000	54,380
6.80%, 9/15/2037 (b)	100,000	115,543
Evergy, Inc.:
4.85%, 6/1/2021	6,000	6,127
5.29%, 6/15/2022 (d)	25,000	25,975
Exelon Corp.:
3.50%, 6/1/2022	50,000	49,127
4.45%, 4/15/2046	25,000	24,236
Exelon Generation Co. LLC:
5.60%, 6/15/2042	50,000	51,202
6.25%, 10/1/2039	50,000	54,438
FirstEnergy Corp. Series B, 4.25%, 3/15/2023	37,000	37,438
FirstEnergy Transmission LLC 5.45%, 7/15/2044 (b)	25,000	27,290
Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	30,000	29,535
Integrys Holding, Inc. 4.17%, 11/1/2020	62,000	62,811
Jersey Central Power & Light Co. 6.15%, 6/1/2037	30,000	35,081
Kansas City Power & Light Co.:
3.15%, 3/15/2023	25,000	24,411
4.20%, 6/15/2047	15,000	14,381
LG&E & KU Energy LLC 4.38%, 10/1/2021	25,000	25,485
NextEra Energy Capital Holdings, Inc. 2.30%, 4/1/2019	100,000	99,806
NextEra Energy Operating Partners L.P.:
4.25%, 9/15/2024 (b)	24,000	23,550
4.50%, 9/15/2027 (b)	38,000	36,385
NRG Energy, Inc. 6.25%, 5/1/2024	50,000	52,000
NV Energy, Inc. 6.25%, 11/15/2020	25,000	26,412
Pennsylvania Electric Co. 6.15%, 10/1/2038	75,000	88,637
Security Description	Principal Amount	Value
PPL Capital Funding, Inc. 4.20%, 6/15/2022	$ 40,000	$ 40,516
Progress Energy, Inc.:
4.40%, 1/15/2021 (a)	22,000	22,425
7.75%, 3/1/2031	105,000	137,438
PSEG Power LLC 3.00%, 6/15/2021	15,000	14,767
Public Service Co. of New Mexico 3.85%, 8/1/2025	45,000	44,602
Public Service Enterprise Group, Inc. 1.60%, 11/15/2019	20,000	19,664
Puget Energy, Inc. 5.63%, 7/15/2022	25,000	26,452
SCANA Corp.:
Series MTN, 4.75%, 5/15/2021	15,000	15,081
Series MTN, 6.25%, 4/1/2020	50,000	51,279
Sempra Energy 9.80%, 2/15/2019	40,000	41,022
Southern Co. 2.95%, 7/1/2023	50,000	48,031
Southern Power Co.:
5.15%, 9/15/2041	50,000	50,432
5.25%, 7/15/2043	25,000	25,451
Southwestern Electric Power Co. Series K, 2.75%, 10/1/2026	20,000	18,292
Tampa Electric Co.:
2.60%, 9/15/2022	25,000	24,130
4.20%, 5/15/2045	25,000	24,115
TransAlta Corp. 6.50%, 3/15/2040	6,000	5,910
Vistra Energy Corp. 7.63%, 11/1/2024	195,000	209,878
Vistra Operations Co. LLC 5.50%, 9/1/2026 (b)	130,000	131,443
Xcel Energy, Inc.:
2.40%, 3/15/2021	1,000	980
3.30%, 6/1/2025	50,000	48,327
		3,069,049
ELECTRONICS — 0.7%
Agilent Technologies, Inc. 3.88%, 7/15/2023	85,000	84,779
Arrow Electronics, Inc.:
3.50%, 4/1/2022	25,000	24,569
3.88%, 1/12/2028	50,000	46,574
Avnet, Inc. 4.63%, 4/15/2026	25,000	24,835
Corning, Inc.:
3.70%, 11/15/2023	25,000	24,499
6.63%, 5/15/2019	50,000	51,106
Flex, Ltd.:
4.63%, 2/15/2020	25,000	25,313
5.00%, 2/15/2023	50,000	51,347
Fortive Corp. 3.15%, 6/15/2026	20,000	18,620
Ingram Micro, Inc.:
5.00%, 8/10/2022	50,000	49,609

See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.45%, 12/15/2024	$ 35,000	$ 34,300
Jabil, Inc. 4.70%, 9/15/2022	50,000	50,835
		486,386
ENERGY-ALTERNATE SOURCES — 0.1%
Pattern Energy Group, Inc. 5.88%, 2/1/2024 (b)	50,000	50,500
ENGINEERING & CONSTRUCTION — 0.4%
AECOM 5.88%, 10/15/2024	188,000	198,810
MasTec, Inc. 4.88%, 3/15/2023	25,000	24,875
Sydney Airport Finance Co. Pty, Ltd. 3.90%, 3/22/2023 (b)	25,000	24,858
Tutor Perini Corp. 6.88%, 5/1/2025 (b)	40,000	41,000
		289,543
ENTERTAINMENT — 0.2%
International Game Technology PLC 6.50%, 2/15/2025 (b)	150,000	155,625
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
3.55%, 6/1/2022	25,000	24,994
5.25%, 11/15/2021	2,000	2,104
Waste Management, Inc.:
3.50%, 5/15/2024	25,000	24,691
4.10%, 3/1/2045	50,000	49,128
		100,917
FOOD — 1.9%
C&S Group Enterprises LLC 5.38%, 7/15/2022 (a) (b)	25,000	24,688
Campbell Soup Co. 4.25%, 4/15/2021	25,000	25,406
Conagra Brands, Inc.:
3.20%, 1/25/2023	33,000	32,003
3.25%, 9/15/2022	20,000	19,642
Darling Ingredients, Inc. 5.38%, 1/15/2022	50,000	50,563
Flowers Foods, Inc. 3.50%, 10/1/2026	70,000	65,114
General Mills, Inc. 5.40%, 6/15/2040 (a)	25,000	26,045
Ingredion, Inc. 3.20%, 10/1/2026	80,000	74,208
JM Smucker Co. 4.25%, 3/15/2035	50,000	47,170
Kellogg Co. 4.50%, 4/1/2046	25,000	23,755
Kraft Heinz Foods Co.:
2.80%, 7/2/2020	5,000	4,957
3.00%, 6/1/2026	55,000	50,204
3.50%, 6/6/2022	25,000	24,845
Security Description	Principal Amount	Value
4.38%, 6/1/2046	$ 90,000	$ 79,488
4.88%, 2/15/2025 (b)	85,000	86,391
5.00%, 6/4/2042	25,000	23,871
Kroger Co.:
2.60%, 2/1/2021	10,000	9,804
3.50%, 2/1/2026	50,000	47,841
3.85%, 8/1/2023	20,000	20,053
4.45%, 2/1/2047 (a)	25,000	22,891
5.15%, 8/1/2043	25,000	24,864
6.90%, 4/15/2038	11,000	13,093
Series GMTN, 1.50%, 9/30/2019	40,000	39,436
Lamb Weston Holdings, Inc.:
4.63%, 11/1/2024 (b)	110,000	107,668
4.88%, 11/1/2026 (b)	65,000	63,804
Pilgrim's Pride Corp.:
5.75%, 3/15/2025 (b)	75,000	72,000
5.88%, 9/30/2027 (b)	50,000	47,345
Sysco Corp.:
3.30%, 7/15/2026	25,000	23,893
4.85%, 10/1/2045	13,000	13,434
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a) (b)	85,000	87,763
Tyson Foods, Inc.:
2.65%, 8/15/2019	50,000	49,912
4.55%, 6/2/2047	35,000	32,520
4.88%, 8/15/2034	2,000	2,012
		1,336,683
FOOD SERVICE — 0.3%
Aramark Services, Inc.:
4.75%, 6/1/2026	20,000	19,550
5.00%, 4/1/2025 (b)	200,000	201,000
5.13%, 1/15/2024	20,000	20,226
		240,776
FOREST PRODUCTS & PAPER — 0.3%
Cascades, Inc. 5.50%, 7/15/2022 (b)	50,000	50,500
Clearwater Paper Corp. 5.38%, 2/1/2025 (a) (b)	25,000	23,187
Domtar Corp. 6.25%, 9/1/2042	25,000	24,544
International Paper Co. 8.70%, 6/15/2038	100,000	138,339
		236,570
GAS — 0.6%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.63%, 5/20/2024	60,000	59,625
5.75%, 5/20/2027	25,000	24,594
5.88%, 8/20/2026	60,000	59,400
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	50,000	50,894
National Fuel Gas Co.:
3.95%, 9/15/2027	5,000	4,610
4.90%, 12/1/2021	25,000	25,557
NiSource, Inc.:

See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.85%, 2/15/2023	$ 60,000	$ 59,619
5.80%, 2/1/2042	25,000	27,591
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	100,000	93,821
4.40%, 6/1/2043	25,000	24,022
4.40%, 5/30/2047	4,000	3,810
		433,543
HEALTH CARE PRODUCTS — 1.1%
Abbott Laboratories:
2.00%, 3/15/2020	3,000	2,963
3.25%, 4/15/2023	13,000	12,897
4.90%, 11/30/2046	103,000	111,862
Becton Dickinson and Co.:
3.13%, 11/8/2021	50,000	49,206
4.67%, 6/6/2047	25,000	24,727
4.88%, 5/15/2044	50,000	48,704
6.00%, 5/15/2039	80,000	89,235
Boston Scientific Corp. 3.38%, 5/15/2022	6,000	5,937
DENTSPLY SIRONA, Inc. 4.13%, 8/15/2021	25,000	25,139
Fresenius US Finance II, Inc. 4.50%, 1/15/2023 (b)	50,000	50,766
Hill-Rom Holdings, Inc. 5.75%, 9/1/2023 (b)	50,000	51,315
Hologic, Inc. 4.38%, 10/15/2025 (b)	65,000	62,156
Life Technologies Corp. 6.00%, 3/1/2020	25,000	25,889
Teleflex, Inc. 4.88%, 6/1/2026	35,000	34,650
Thermo Fisher Scientific, Inc.:
3.60%, 8/15/2021	41,000	41,135
5.30%, 2/1/2044	25,000	27,339
Zimmer Biomet Holdings, Inc.:
3.55%, 4/1/2025	16,000	15,352
3.70%, 3/19/2023	40,000	39,736
4.25%, 8/15/2035	54,000	50,439
		769,447
HEALTH CARE SERVICES — 4.7%
Anthem, Inc.:
2.25%, 8/15/2019	114,000	113,380
4.63%, 5/15/2042	2,000	1,954
4.65%, 1/15/2043	50,000	49,223
4.65%, 8/15/2044	25,000	24,599
Centene Corp.:
4.75%, 5/15/2022	60,000	60,678
5.63%, 2/15/2021	100,000	101,875
6.13%, 2/15/2024	147,000	154,350
Centene Escrow I Corp. 5.38%, 6/1/2026 (b)	35,000	35,788
Charles River Laboratories International, Inc. 5.50%, 4/1/2026 (b)	40,000	40,650
Security Description	Principal Amount	Value
Cigna Corp. 5.38%, 2/15/2042	$ 50,000	$ 52,012
Fresenius Medical Care US Finance II, Inc.:
4.75%, 10/15/2024 (b)	70,000	72,157
5.63%, 7/31/2019 (b)	25,000	25,481
HCA, Inc.:
5.25%, 6/15/2026	150,000	154,125
5.38%, 2/1/2025	150,000	153,045
5.38%, 9/1/2026	60,000	60,600
5.50%, 6/15/2047	75,000	76,031
5.63%, 9/1/2028	145,000	145,725
5.88%, 3/15/2022	200,000	212,380
5.88%, 5/1/2023	268,000	282,070
5.88%, 2/15/2026	100,000	104,000
6.50%, 2/15/2020	100,000	104,050
7.50%, 2/15/2022	150,000	164,250
Humana, Inc.:
2.63%, 10/1/2019	25,000	24,899
4.80%, 3/15/2047	12,000	12,239
4.95%, 10/1/2044	25,000	25,961
8.15%, 6/15/2038	2,000	2,719
Laboratory Corp. of America Holdings 3.75%, 8/23/2022	50,000	50,052
LifePoint Health, Inc.:
5.38%, 5/1/2024 (a)	120,000	125,250
5.50%, 12/1/2021	75,000	76,125
Magellan Health, Inc. 4.40%, 9/22/2024	100,000	96,499
MEDNAX, Inc. 5.25%, 12/1/2023 (b)	60,000	60,150
Quest Diagnostics, Inc. 4.70%, 4/1/2021	25,000	25,717
Tenet Healthcare Corp.:
4.38%, 10/1/2021	50,000	49,615
4.63%, 7/15/2024	175,000	169,969
4.75%, 6/1/2020	25,000	25,219
6.00%, 10/1/2020	150,000	154,687
Universal Health Services, Inc.:
3.75%, 8/1/2019 (b)	25,000	25,125
5.00%, 6/1/2026 (b)	50,000	50,125
WellCare Health Plans, Inc. 5.38%, 8/15/2026 (b)	65,000	66,059
		3,228,833
HOME BUILDERS — 2.3%
DR Horton, Inc. 4.75%, 2/15/2023	50,000	51,219
KB Home 7.00%, 12/15/2021	150,000	158,531
Lennar Corp.:
2.95%, 11/29/2020	50,000	48,656
4.13%, 12/1/2018	27,000	26,899
4.13%, 1/15/2022 (e)	100,000	99,250
4.50%, 11/15/2019	90,000	90,337
4.50%, 4/30/2024	50,000	48,960
4.75%, 11/15/2022	20,000	20,086

See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.88%, 12/15/2023	$ 10,000	$ 10,075
5.25%, 6/1/2026	75,000	74,344
5.88%, 11/15/2024	50,000	52,063
6.25%, 12/15/2021	50,000	52,312
M/I Homes, Inc. 6.75%, 1/15/2021	61,000	62,372
Mattamy Group Corp.:
6.50%, 10/1/2025 (a) (b)	100,000	97,000
6.88%, 12/15/2023 (b)	12,000	12,120
MDC Holdings, Inc. 5.50%, 1/15/2024 (e)	25,000	24,938
PulteGroup, Inc.:
4.25%, 3/1/2021	143	144
5.00%, 1/15/2027	100,000	94,500
5.50%, 3/1/2026	50,000	49,656
6.00%, 2/15/2035	50,000	47,125
6.38%, 5/15/2033	50,000	48,006
7.88%, 6/15/2032	50,000	53,812
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.25%, 4/15/2021 (b)	50,000	50,125
Toll Brothers Finance Corp.:
4.35%, 2/15/2028	39,000	35,831
4.38%, 4/15/2023	50,000	49,750
4.88%, 11/15/2025	50,000	49,313
5.63%, 1/15/2024	50,000	51,625
6.75%, 11/1/2019 (a) (e)	50,000	51,625
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.88%, 6/15/2024	60,000	59,550
		1,570,224
HOME FURNISHINGS — 0.2%
Leggett & Platt, Inc. 3.50%, 11/15/2027	30,000	28,025
Tempur Sealy International, Inc. 5.50%, 6/15/2026	64,000	61,440
Whirlpool Corp.:
4.00%, 3/1/2024	25,000	24,738
Series MTN, 4.85%, 6/15/2021	10,000	10,298
		124,501
HOUSEHOLD PRODUCTS & WARES — 0.1%
ACCO Brands Corp. 5.25%, 12/15/2024 (b)	50,000	49,625
Clorox Co. 3.50%, 12/15/2024	25,000	24,672
		74,297
HOUSEWARES — 0.2%
Newell Brands, Inc.:
2.88%, 12/1/2019	82,000	81,853
3.85%, 4/1/2023	10,000	9,788
4.00%, 6/15/2022	25,000	24,670
4.00%, 12/1/2024	50,000	48,333
		164,644
Security Description	Principal Amount	Value
INSURANCE — 1.9%
Allied World Assurance Co. Holdings, Ltd. 4.35%, 10/29/2025	$ 25,000	$ 24,332
Allstate Corp. Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (c)	50,000	51,500
American International Group, Inc.:
3.30%, 3/1/2021	57,000	56,882
3.75%, 7/10/2025	15,000	14,587
3.88%, 1/15/2035	45,000	40,844
4.13%, 2/15/2024	50,000	50,124
4.50%, 7/16/2044	50,000	47,189
Aon PLC:
4.25%, 12/12/2042	25,000	22,886
4.45%, 5/24/2043	25,000	23,718
Aspen Insurance Holdings, Ltd. 6.00%, 12/15/2020	11,000	11,496
AXA SA 8.60%, 12/15/2030	50,000	65,000
Brighthouse Financial, Inc. 4.70%, 6/22/2047	50,000	41,379
CNA Financial Corp.:
3.95%, 5/15/2024	25,000	24,821
4.50%, 3/1/2026	20,000	20,224
CNO Financial Group, Inc. 5.25%, 5/30/2025	25,000	25,453
Enstar Group, Ltd. 4.50%, 3/10/2022	75,000	75,329
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (b)	55,000	54,345
Hartford Financial Services Group, Inc. 4.30%, 4/15/2043	25,000	23,692
Kemper Corp. 4.35%, 2/15/2025	70,000	68,770
Liberty Mutual Group, Inc.:
4.95%, 5/1/2022 (b)	75,000	77,677
5.00%, 6/1/2021 (b)	3,000	3,088
Lincoln National Corp.:
3.80%, 3/1/2028 (a)	2,000	1,931
6.15%, 4/7/2036	50,000	57,035
Markel Corp. 5.35%, 6/1/2021	20,000	20,842
MetLife, Inc. 6.40%, 12/15/2036	50,000	53,000
Nationwide Financial Services, Inc. Series SR, 5.38%, 3/25/2021 (b)	25,000	25,864
Prudential Financial, Inc. 3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (c)	50,000	49,750
StanCorp Financial Group, Inc. 5.00%, 8/15/2022	25,000	25,906
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	4,000	5,464
Trinity Acquisition PLC:
4.63%, 8/15/2023	70,000	71,116

See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
6.13%, 8/15/2043	$ 25,000	$ 27,719
Voya Financial, Inc.:
3.13%, 7/15/2024	100,000	94,342
3 Month USD LIBOR + 3.58%, 5.65%, 5/15/2053 (c) (e)	10,000	10,075
XLIT, Ltd. 5.75%, 10/1/2021	40,000	42,323
		1,308,703
INTERNET — 0.6%
eBay, Inc.:
2.20%, 8/1/2019	45,000	44,770
3.80%, 3/9/2022	50,000	50,368
Expedia Group, Inc. 5.00%, 2/15/2026	50,000	50,932
Symantec Corp.:
3.95%, 6/15/2022	25,000	24,466
5.00%, 4/15/2025 (b)	100,000	99,026
VeriSign, Inc.:
4.63%, 5/1/2023	50,000	50,860
5.25%, 4/1/2025	100,000	101,500
		421,922
INVESTMENT COMPANY SECURITY — 0.2%
Ares Capital Corp. 4.25%, 3/1/2025	75,000	71,720
FS Investment Corp. 4.00%, 7/15/2019	25,000	25,094
Prospect Capital Corp. 5.88%, 3/15/2023 (a)	25,000	25,445
		122,259
IRON/STEEL — 0.8%
ArcelorMittal:
5.25%, 8/5/2020 (e)	50,000	51,375
6.25%, 2/25/2022	65,000	69,550
7.00%, 10/15/2039	53,000	61,445
Carpenter Technology Corp. 4.45%, 3/1/2023	100,000	98,812
Commercial Metals Co. 4.88%, 5/15/2023	50,000	49,500
Reliance Steel & Aluminum Co. 6.85%, 11/15/2036	4,000	4,584
Steel Dynamics, Inc.:
4.13%, 9/15/2025	50,000	47,625
5.25%, 4/15/2023	55,000	55,688
5.50%, 10/1/2024	100,000	102,350
		540,929
LEISURE TIME — 0.3%
NCL Corp., Ltd. 4.75%, 12/15/2021 (b)	50,000	50,313
Royal Caribbean Cruises, Ltd. 5.25%, 11/15/2022	50,000	52,615
Sabre GLBL, Inc. 5.25%, 11/15/2023 (b)	100,000	99,880
		202,808
Security Description	Principal Amount	Value
LODGING — 1.7%
Choice Hotels International, Inc. 5.75%, 7/1/2022	$ 125,000	$ 132,013
Hilton Domestic Operating Co., Inc.:
4.25%, 9/1/2024	95,000	91,941
5.13%, 5/1/2026 (b)	55,000	54,725
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.13%, 12/1/2024	4,000	4,080
Hyatt Hotels Corp. 4.85%, 3/15/2026	25,000	25,796
Marriott International, Inc.:
3.13%, 2/15/2023	50,000	48,577
3.38%, 10/15/2020	82,000	81,936
3.75%, 3/15/2025	25,000	24,444
4.50%, 10/1/2034	25,000	24,689
MGM Resorts International:
4.63%, 9/1/2026	150,000	139,687
5.75%, 6/15/2025	80,000	80,100
6.00%, 3/15/2023	120,000	124,056
7.75%, 3/15/2022	150,000	164,250
Wyndham Destinations, Inc.:
4.25%, 3/1/2022	8,000	7,780
5.63%, 3/1/2021	10,000	10,200
6.35%, 10/1/2025	25,000	24,938
Wyndham Hotels & Resorts, Inc. 5.38%, 4/15/2026 (b)	140,000	138,950
		1,178,162
MACHINERY, CONSTRUCTION & MINING — 0.1%
Oshkosh Corp. 4.60%, 5/15/2028	100,000	98,914
MACHINERY-DIVERSIFIED — 0.3%
CNH Industrial Capital LLC:
4.38%, 11/6/2020	25,000	25,281
4.88%, 4/1/2021	50,000	51,250
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	70,000	66,413
Wabtec Corp. 3.45%, 11/15/2026	20,000	18,354
Xylem, Inc. 3.25%, 11/1/2026	30,000	28,175
		189,473
MEDIA — 6.4%
21st Century Fox America, Inc.:
5.40%, 10/1/2043	25,000	29,256
6.20%, 12/15/2034	26,000	32,032
6.40%, 12/15/2035	50,000	63,723
Altice US Finance I Corp. 5.38%, 7/15/2023 (b)	200,000	202,260
AMC Networks, Inc. 5.00%, 4/1/2024	100,000	98,500
Block Communications, Inc. 6.88%, 2/15/2025 (b)	50,000	51,187

See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
CBS Corp.:
3.38%, 3/1/2022	$ 50,000	$ 49,345
3.38%, 2/15/2028 (a)	58,000	53,147
7.88%, 7/30/2030	50,000	62,488
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (b)	75,000	72,000
5.00%, 2/1/2028 (b)	120,000	112,344
5.13%, 2/15/2023	36,000	36,137
5.13%, 5/1/2023 (b)	150,000	150,375
5.50%, 5/1/2026 (b)	75,000	74,160
5.75%, 9/1/2023 (a)	247,000	250,396
5.75%, 1/15/2024	80,000	81,200
5.75%, 2/15/2026 (b)	140,000	140,350
5.88%, 4/1/2024 (b)	100,000	102,000
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.20%, 3/15/2028	130,000	124,372
4.91%, 7/23/2025	50,000	50,771
5.38%, 4/1/2038	50,000	48,635
5.38%, 5/1/2047	90,000	85,275
6.38%, 10/23/2035	25,000	26,887
6.83%, 10/23/2055	50,000	55,188
Cox Communications, Inc.:
3.25%, 12/15/2022 (b)	75,000	72,857
4.80%, 2/1/2035 (b)	50,000	46,667
CSC Holdings LLC 6.63%, 10/15/2025 (b)	200,000	210,760
Discovery Communications LLC:
4.88%, 4/1/2043	1,000	937
4.90%, 3/11/2026 (a)	50,000	51,317
5.00%, 9/20/2037	50,000	48,754
5.20%, 9/20/2047	50,000	48,887
DISH DBS Corp. 7.88%, 9/1/2019	100,000	103,520
Historic TW, Inc. 6.63%, 5/15/2029	25,000	28,931
Liberty Interactive LLC 8.25%, 2/1/2030	25,000	26,657
Sirius XM Radio, Inc.:
5.00%, 8/1/2027 (b)	190,000	182,818
5.38%, 4/15/2025 (b)	100,000	100,380
6.00%, 7/15/2024 (b)	75,000	77,531
TEGNA, Inc.:
5.13%, 10/15/2019	27,000	27,000
5.13%, 7/15/2020	50,000	50,312
6.38%, 10/15/2023	90,000	92,812
Thomson Reuters Corp.:
4.30%, 11/23/2023	25,000	25,555
5.85%, 4/15/2040	60,000	64,937
Time Warner Cable LLC:
4.00%, 9/1/2021	75,000	75,452
5.88%, 11/15/2040	50,000	50,481
6.75%, 6/15/2039	25,000	27,265
8.25%, 4/1/2019	60,000	61,534
Viacom, Inc.:
Security Description	Principal Amount	Value
3.45%, 10/4/2026	$ 25,000	$ 23,500
4.38%, 3/15/2043	20,000	17,454
5.25%, 4/1/2044	50,000	48,701
6.88%, 4/30/2036	25,000	28,466
3 Month USD LIBOR + 3.90%, 5.88%, 2/28/2057 (c)	50,000	49,125
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (c)	25,000	24,688
Videotron, Ltd.:
5.00%, 7/15/2022	100,000	102,790
5.38%, 6/15/2024 (b)	100,000	102,880
Virgin Media Secured Finance PLC 5.25%, 1/15/2026 (b)	200,000	195,250
Warner Media LLC:
4.65%, 6/1/2044	25,000	22,485
6.25%, 3/29/2041	35,000	37,846
7.63%, 4/15/2031	50,000	63,144
Ziggo B.V. 5.50%, 1/15/2027 (b)	150,000	140,745
		4,384,466
MINING — 2.7%
Anglo American Capital PLC:
3.75%, 4/10/2022 (b)	50,000	49,358
4.13%, 9/27/2022 (b)	25,000	24,998
Barrick North America Finance LLC:
5.75%, 5/1/2043	50,000	55,510
7.50%, 9/15/2038	25,000	30,300
BHP Billiton Finance USA, Ltd. USD 5 year swap rate + 4.971%, 6.25%, 10/19/2075 (b) (c)	50,000	52,125
Eldorado Gold Corp. 6.13%, 12/15/2020 (a) (b)	30,000	28,500
FMG Resources August 2006 Pty, Ltd. 5.13%, 3/15/2023 (a) (b)	100,000	98,250
Freeport-McMoRan, Inc.:
3.10%, 3/15/2020	100,000	98,750
3.55%, 3/1/2022	100,000	96,990
3.88%, 3/15/2023	100,000	96,670
4.00%, 11/14/2021	25,000	24,720
5.45%, 3/15/2043	125,000	114,062
6.88%, 2/15/2023	150,000	160,125
Glencore Finance Canada, Ltd.:
4.25%, 10/25/2022 (b)	25,000	25,176
4.95%, 11/15/2021 (b)	75,000	77,296
Glencore Funding LLC 4.13%, 5/30/2023 (b)	25,000	24,970
Goldcorp, Inc.:
3.63%, 6/9/2021	50,000	49,813
3.70%, 3/15/2023	25,000	24,648
Kinross Gold Corp.:
5.13%, 9/1/2021	90,000	92,362
6.88%, 9/1/2041 (e)	15,000	15,300
Lundin Mining Corp. 7.88%, 11/1/2022 (b)	25,000	26,031
Newmont Mining Corp.:

See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 3/15/2022	$ 33,000	$ 32,720
4.88%, 3/15/2042	25,000	24,336
6.25%, 10/1/2039	45,000	51,010
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.13%, 11/1/2022 (b)	100,000	102,375
Teck Resources, Ltd.:
6.00%, 8/15/2040	50,000	51,000
6.13%, 10/1/2035	100,000	105,250
6.25%, 7/15/2041	100,000	105,000
Yamana Gold, Inc. 4.63%, 12/15/2027	100,000	94,093
		1,831,738
MISCELLANEOUS MANUFACTURER — 0.5%
Amsted Industries, Inc.:
5.00%, 3/15/2022 (b)	100,000	100,250
5.38%, 9/15/2024 (b)	50,000	49,500
Eaton Corp. 2.75%, 11/2/2022	65,000	63,082
Pentair Finance Sarl 2.65%, 12/1/2019	62,000	61,694
Textron, Inc.:
3.38%, 3/1/2028	50,000	46,160
4.00%, 3/15/2026	25,000	24,619
		345,305
OFFICE & BUSINESS EQUIPMENT — 0.6%
CDW LLC/CDW Finance Corp.:
5.00%, 9/1/2023	100,000	101,610
5.50%, 12/1/2024	50,000	51,750
Pitney Bowes, Inc.:
3.88%, 10/1/2021	65,000	62,319
4.38%, 5/15/2022	50,000	46,250
4.63%, 3/15/2024 (a)	38,000	33,983
Xerox Corp.:
3.63%, 3/15/2023	50,000	47,693
4.50%, 5/15/2021	50,000	50,234
4.80%, 3/1/2035	30,000	25,437
		419,276
OIL & GAS — 5.1%
Anadarko Petroleum Corp.:
4.85%, 3/15/2021	50,000	51,385
5.55%, 3/15/2026 (a)	25,000	26,527
Andeavor 4.75%, 12/15/2023	50,000	51,615
Antero Resources Corp.:
5.00%, 3/1/2025	25,000	25,188
5.13%, 12/1/2022	100,000	101,550
5.38%, 11/1/2021	100,000	101,280
Apache Corp. 3.25%, 4/15/2022	59,000	58,078
Canadian Natural Resources, Ltd. 6.25%, 3/15/2038	50,000	59,013
Cenovus Energy, Inc.:
4.25%, 4/15/2027	25,000	24,166
Security Description	Principal Amount	Value
5.40%, 6/15/2047	$ 50,000	$ 50,017
5.70%, 10/15/2019	50,000	50,980
6.75%, 11/15/2039	50,000	56,430
Cimarex Energy Co. 4.38%, 6/1/2024	25,000	25,216
Concho Resources, Inc. 4.88%, 10/1/2047	23,000	23,270
Continental Resources, Inc.:
3.80%, 6/1/2024	100,000	97,937
4.38%, 1/15/2028	100,000	99,253
4.50%, 4/15/2023	50,000	50,875
5.00%, 9/15/2022	40,000	40,580
Devon Energy Corp.:
3.25%, 5/15/2022	50,000	49,121
5.00%, 6/15/2045	25,000	24,626
Diamondback Energy, Inc.:
4.75%, 11/1/2024 (b)	120,000	120,156
5.38%, 5/31/2025	80,000	81,704
Encana Corp.:
6.50%, 5/15/2019	50,000	50,983
6.50%, 8/15/2034 (a)	25,000	29,153
6.50%, 2/1/2038	25,000	29,433
8.13%, 9/15/2030	2,000	2,560
EOG Resources, Inc.:
2.63%, 3/15/2023	55,000	53,000
4.15%, 1/15/2026	10,000	10,226
EQT Corp. 3.00%, 10/1/2022	70,000	67,845
Hess Corp.:
4.30%, 4/1/2027	25,000	24,242
5.60%, 2/15/2041	4,000	4,062
5.80%, 4/1/2047	50,000	52,658
7.13%, 3/15/2033	25,000	28,677
Hilcorp Energy I L.P./Hilcorp Finance Co. 5.00%, 12/1/2024 (b)	50,000	48,790
HollyFrontier Corp. 5.88%, 4/1/2026	50,000	53,297
Husky Energy, Inc. 3.95%, 4/15/2022	50,000	50,414
Kerr-McGee Corp. 6.95%, 7/1/2024	75,000	84,455
Marathon Oil Corp.:
4.40%, 7/15/2027	25,000	24,997
6.60%, 10/1/2037	30,000	35,405
Marathon Petroleum Corp.:
5.13%, 3/1/2021	40,000	41,493
5.85%, 12/15/2045	40,000	42,036
6.50%, 3/1/2041	25,000	29,254
MEG Energy Corp. 6.50%, 1/15/2025 (b)	50,000	49,500
Murphy Oil Corp.:
4.00%, 6/1/2022	30,000	29,513
5.75%, 8/15/2025	25,000	25,413
5.88%, 12/1/2042	5,000	4,393
6.88%, 8/15/2024	75,000	79,312
Murphy Oil USA, Inc. 6.00%, 8/15/2023 (a)	25,000	25,688

See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Nabors Industries, Inc.:
4.63%, 9/15/2021	$ 50,000	$ 49,250
5.00%, 9/15/2020	50,000	50,406
5.50%, 1/15/2023 (a)	25,000	24,595
5.75%, 2/1/2025	85,000	81,441
Newfield Exploration Co. 5.63%, 7/1/2024	100,000	105,375
Noble Energy, Inc.:
4.15%, 12/15/2021	25,000	25,305
6.00%, 3/1/2041	25,000	26,750
Noble Holding International, Ltd. 3.95%, 3/15/2022 (e)	25,000	23,125
PBF Holding Co. LLC/PBF Finance Corp. 7.00%, 11/15/2023	60,000	62,325
Phillips 66:
4.30%, 4/1/2022	25,000	25,707
4.88%, 11/15/2044	25,000	25,915
Pioneer Natural Resources Co. 3.95%, 7/15/2022	40,000	40,328
QEP Resources, Inc.:
5.25%, 5/1/2023	25,000	24,408
5.38%, 10/1/2022	75,000	75,281
Range Resources Corp.:
5.00%, 8/15/2022	100,000	99,125
5.75%, 6/1/2021	50,000	51,312
5.88%, 7/1/2022	50,000	50,875
Southwestern Energy Co.:
4.10%, 3/15/2022	50,000	49,875
7.50%, 4/1/2026	50,000	52,375
7.75%, 10/1/2027 (a)	100,000	105,500
Suncor Energy, Inc. 6.85%, 6/1/2039	2,000	2,551
Sunoco L.P./Sunoco Finance Corp. 4.88%, 1/15/2023 (b)	100,000	98,937
Tecpetrol SA 4.88%, 12/12/2022 (b)	25,000	22,688
Valero Energy Corp.:
3.40%, 9/15/2026	20,000	19,012
6.63%, 6/15/2037	50,000	60,450
Woodside Finance, Ltd. 3.65%, 3/5/2025 (b)	15,000	14,448
		3,513,125
OIL & GAS SERVICES — 0.4%
Halliburton Co. 3.80%, 11/15/2025	169,000	167,553
National Oilwell Varco, Inc. 2.60%, 12/1/2022	25,000	23,818
SESI LLC 7.75%, 9/15/2024	50,000	50,940
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (b)	6,375	6,710
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (b)	6,375	6,502
		255,523
Security Description	Principal Amount	Value
PACKAGING & CONTAINERS — 1.2%
Ball Corp.:
4.38%, 12/15/2020	$ 60,000	$ 60,750
4.88%, 3/15/2026	85,000	84,745
5.00%, 3/15/2022	125,000	129,250
5.25%, 7/1/2025	100,000	102,625
Graphic Packaging International, Inc. 4.88%, 11/15/2022	50,000	50,500
Packaging Corp. of America 4.50%, 11/1/2023	25,000	25,695
Sealed Air Corp.:
5.13%, 12/1/2024 (b)	100,000	100,500
5.50%, 9/15/2025 (b)	100,000	101,500
6.50%, 12/1/2020 (b)	66,000	69,383
Silgan Holdings, Inc. 5.50%, 2/1/2022	25,000	25,281
Sonoco Products Co. 4.38%, 11/1/2021	15,000	15,299
WestRock RKT Co. 4.90%, 3/1/2022	50,000	51,618
		817,146
PHARMACEUTICALS — 3.5%
AbbVie, Inc.:
2.90%, 11/6/2022	100,000	97,151
3.20%, 11/6/2022	15,000	14,743
3.60%, 5/14/2025	100,000	96,787
4.50%, 5/14/2035	100,000	96,050
4.70%, 5/14/2045	25,000	24,020
Allergan Finance LLC 3.25%, 10/1/2022	50,000	49,091
Allergan Funding SCS:
3.45%, 3/15/2022	65,000	64,564
3.80%, 3/15/2025	190,000	186,056
4.55%, 3/15/2035 (a)	50,000	48,635
Bausch Health Cos., Inc.:
5.50%, 11/1/2025 (b)	34,000	34,000
6.50%, 3/15/2022 (b)	250,000	259,700
7.00%, 3/15/2024 (b)	125,000	131,912
Bayer US Finance II LLC:
4.65%, 11/15/2043 (b)	50,000	45,706
4.70%, 7/15/2064 (b)	30,000	25,345
Cardinal Health, Inc.:
3.20%, 6/15/2022	25,000	24,424
4.37%, 6/15/2047 (a)	50,000	44,489
4.60%, 3/15/2043	3,000	2,722
CVS Health Corp.:
2.75%, 12/1/2022	2,000	1,929
3.35%, 3/9/2021	200,000	199,589
3.88%, 7/20/2025	155,000	152,743
4.30%, 3/25/2028	100,000	99,216
5.00%, 12/1/2024	25,000	26,084
5.05%, 3/25/2048	100,000	102,284
5.13%, 7/20/2045	52,000	53,458
Elanco Animal Health, Inc. 4.27%, 8/28/2023 (b)	100,000	100,415

See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Express Scripts Holding Co.:
4.50%, 2/25/2026 (a)	$ 50,000	$ 50,448
4.80%, 7/15/2046	50,000	48,799
Mylan NV 5.25%, 6/15/2046	50,000	46,768
Mylan, Inc.:
4.55%, 4/15/2028 (a) (b)	100,000	97,214
5.20%, 4/15/2048 (b)	50,000	46,206
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/2019	20,000	19,786
2.40%, 9/23/2021	45,000	43,455
Zoetis, Inc. 4.50%, 11/13/2025	83,000	85,712
		2,419,501
PIPELINES — 7.3%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp.:
3.50%, 12/1/2022	50,000	49,219
4.25%, 12/1/2027	35,000	34,198
5.20%, 12/1/2047	25,000	24,965
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.38%, 9/15/2024	25,000	25,094
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	25,000	24,176
5.95%, 6/1/2026	50,000	52,914
Buckeye Partners L.P. 3.95%, 12/1/2026	35,000	32,270
Cheniere Corpus Christi Holdings LLC:
5.88%, 3/31/2025	195,000	204,994
7.00%, 6/30/2024	100,000	109,500
Cheniere Energy Partners L.P.:
5.25%, 10/1/2025	100,000	100,000
5.63%, 10/1/2026 (b)	95,000	95,475
DCP Midstream Operating L.P.:
2.70%, 4/1/2019	25,000	24,961
4.75%, 9/30/2021 (b)	50,000	50,750
4.95%, 4/1/2022	75,000	76,219
5.35%, 3/15/2020 (b)	25,000	25,533
5.60%, 4/1/2044	25,000	23,875
6.75%, 9/15/2037 (b)	25,000	26,750
El Paso Natural Gas Co. LLC 8.63%, 1/15/2022	75,000	85,490
Enable Midstream Partners L.P.:
2.40%, 5/15/2019	25,000	24,895
4.95%, 5/15/2028	60,000	59,541
5.00%, 5/15/2044	6,000	5,401
Enbridge, Inc.:
3.50%, 6/10/2024	50,000	48,718
5.50%, 12/1/2046	11,000	12,281
Series 16-A, 3 Month USD LIBOR + 3.890%, 6.00%, 1/15/2077 (a) (c)	100,000	96,084
Energy Transfer Equity L.P.:
Security Description	Principal Amount	Value
4.25%, 3/15/2023	$ 74,000	$ 73,537
5.88%, 1/15/2024	50,000	52,750
7.50%, 10/15/2020	100,000	106,625
Energy Transfer Partners L.P.:
4.05%, 3/15/2025	25,000	24,471
4.15%, 10/1/2020	50,000	50,644
6.50%, 2/1/2042	50,000	54,912
6.63%, 10/15/2036	1,000	1,116
7.50%, 7/1/2038	25,000	29,848
7.60%, 2/1/2024	50,000	56,184
9.00%, 4/15/2019	95,000	97,949
EnLink Midstream Partners L.P.:
2.70%, 4/1/2019	60,000	59,598
5.05%, 4/1/2045	50,000	41,489
5.45%, 6/1/2047	100,000	87,317
5.60%, 4/1/2044	12,000	10,687
Enterprise Products Operating LLC:
2.55%, 10/15/2019	2,000	1,992
3.35%, 3/15/2023	150,000	148,295
4.85%, 3/15/2044	50,000	50,958
4.90%, 5/15/2046	30,000	31,025
4.95%, 10/15/2054	13,000	12,999
EQT Midstream Partners L.P.:
4.13%, 12/1/2026	65,000	61,100
Series 30Y, 6.50%, 7/15/2048 (a)	100,000	105,993
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021	27,000	27,078
4.15%, 2/1/2024	27,000	27,079
5.00%, 3/1/2043	25,000	24,468
6.50%, 9/1/2039	50,000	56,453
Kinder Morgan, Inc.:
3.05%, 12/1/2019	25,000	24,972
4.30%, 3/1/2028 (a)	8,000	7,932
5.00%, 2/15/2021 (b)	4,000	4,127
Series GMTN, 7.75%, 1/15/2032	77,000	97,297
Magellan Midstream Partners L.P.:
3.20%, 3/15/2025	25,000	23,758
5.00%, 3/1/2026	50,000	53,154
6.40%, 5/1/2037	30,000	34,179
MPLX L.P.:
4.50%, 4/15/2038	100,000	94,250
5.50%, 2/15/2023	100,000	102,030
NGPL PipeCo LLC:
4.38%, 8/15/2022 (b)	50,000	50,437
7.77%, 12/15/2037 (b)	25,000	30,625
NuStar Logistics L.P.:
4.80%, 9/1/2020	50,000	50,437
5.63%, 4/28/2027	80,000	79,176
ONEOK Partners L.P. 3.38%, 10/1/2022	34,000	33,484
ONEOK, Inc. 7.50%, 9/1/2023	50,000	57,244
Phillips 66 Partners L.P.:
4.90%, 10/1/2046	25,000	24,540
3.75%, 3/1/2028	50,000	47,602
Plains All American Pipeline L.P./PAA Finance Corp.:

See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.65%, 6/1/2022	$ 25,000	$ 24,694
3.85%, 10/15/2023	6,000	5,908
4.50%, 12/15/2026	25,000	24,975
5.15%, 6/1/2042	55,000	51,841
5.75%, 1/15/2020	55,000	56,419
Rockies Express Pipeline LLC:
5.63%, 4/15/2020 (b)	50,000	51,375
7.50%, 7/15/2038 (b)	50,000	59,500
Sabine Pass Liquefaction LLC:
5.63%, 4/15/2023	100,000	106,381
5.63%, 3/1/2025	50,000	53,291
Southern Natural Gas Co. LLC 8.00%, 3/1/2032	150,000	192,661
Spectra Energy Partners L.P. 3.38%, 10/15/2026	40,000	37,664
Sunoco Logistics Partners Operations L.P.:
5.40%, 10/1/2047	70,000	69,242
5.95%, 12/1/2025	25,000	26,884
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.13%, 11/15/2019	50,000	49,940
5.00%, 1/15/2028 (b)	100,000	97,280
5.13%, 2/1/2025	50,000	50,380
5.25%, 5/1/2023	50,000	50,687
5.88%, 4/15/2026 (b)	100,000	103,130
Tennessee Gas Pipeline Co. LLC 7.00%, 3/15/2027	50,000	57,988
Valero Energy Partners L.P. 4.38%, 12/15/2026	45,000	44,171
Western Gas Partners L.P.:
3.95%, 6/1/2025	60,000	57,215
5.38%, 6/1/2021 (a)	50,000	51,679
Williams Cos., Inc.:
4.00%, 9/15/2025	20,000	19,679
4.30%, 3/4/2024	20,000	20,177
4.55%, 6/24/2024	45,000	45,730
4.90%, 1/15/2045	25,000	24,322
5.75%, 6/24/2044	63,000	67,344
8.75%, 3/15/2032	50,000	66,623
Series A, 7.50%, 1/15/2031	25,000	30,365
		5,020,659
REAL ESTATE INVESTMENT TRUSTS — 4.1%
Alexandria Real Estate Equities, Inc. 3.90%, 6/15/2023	25,000	25,094
American Homes 4 Rent L.P. 4.25%, 2/15/2028	50,000	47,834
American Tower Corp.:
3.13%, 1/15/2027	50,000	45,493
3.50%, 1/31/2023	25,000	24,588
4.40%, 2/15/2026	50,000	50,058
Boston Properties L.P.:
3.85%, 2/1/2023	50,000	50,205
5.88%, 10/15/2019	32,000	32,752
Security Description	Principal Amount	Value
Brandywine Operating Partnership L.P. 4.55%, 10/1/2029	$ 25,000	$ 24,370
Brixmor Operating Partnership L.P. 4.13%, 6/15/2026	60,000	58,174
CBL & Associates L.P.:
4.60%, 10/15/2024	25,000	20,187
5.95%, 12/15/2026 (a)	40,000	33,112
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	100,000	99,364
Corporate Office Properties L.P. 5.25%, 2/15/2024	25,000	25,749
Crown Castle International Corp.:
3.70%, 6/15/2026	35,000	33,449
4.88%, 4/15/2022	25,000	25,795
CubeSmart L.P. 3.13%, 9/1/2026	20,000	18,249
Digital Realty Trust L.P. 5.25%, 3/15/2021	25,000	25,885
Duke Realty L.P. 3.63%, 4/15/2023	40,000	39,584
EPR Properties:
4.95%, 4/15/2028	10,000	9,827
5.75%, 8/15/2022	25,000	26,105
Equinix, Inc.:
5.38%, 4/1/2023	75,000	76,781
5.38%, 5/15/2027	75,000	75,000
5.75%, 1/1/2025	10,000	10,300
5.88%, 1/15/2026	65,000	66,787
Essex Portfolio L.P. 5.20%, 3/15/2021	50,000	51,594
Government Properties Income Trust 4.00%, 7/15/2022	50,000	49,429
HCP, Inc.:
3.88%, 8/15/2024	50,000	48,888
4.00%, 6/1/2025	50,000	49,090
Highwoods Realty L.P. 3.63%, 1/15/2023	25,000	24,480
Hospitality Properties Trust:
3.95%, 1/15/2028	60,000	54,332
4.95%, 2/15/2027	20,000	19,598
Host Hotels & Resorts L.P. Series F, 4.50%, 2/1/2026	50,000	49,807
Hudson Pacific Properties L.P. 3.95%, 11/1/2027	50,000	46,550
Iron Mountain, Inc.:
4.88%, 9/15/2027 (b)	45,000	41,175
5.25%, 3/15/2028 (b)	87,000	80,527
6.00%, 8/15/2023	75,000	77,156
iStar, Inc.:
4.63%, 9/15/2020	20,000	19,900
6.00%, 4/1/2022	100,000	100,750
Kimco Realty Corp.:
3.20%, 5/1/2021	25,000	24,750
3.30%, 2/1/2025	55,000	52,185
Mack-Cali Realty L.P. 3.15%, 5/15/2023	79,000	69,889

See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Mid-America Apartments L.P. 3.60%, 6/1/2027	$ 25,000	$ 23,820
MPT Operating Partnership L.P./MPT Finance Corp. 5.00%, 10/15/2027	75,000	72,375
Omega Healthcare Investors, Inc.:
4.38%, 8/1/2023	25,000	24,732
4.50%, 4/1/2027 (a)	40,000	38,284
Realty Income Corp. 4.65%, 3/15/2047	50,000	50,242
Regency Centers L.P. 3.75%, 6/15/2024	25,000	24,423
Select Income REIT 4.50%, 2/1/2025	75,000	71,921
Senior Housing Properties Trust:
4.75%, 5/1/2024	60,000	59,525
4.75%, 2/15/2028	50,000	48,350
Starwood Property Trust, Inc. 5.00%, 12/15/2021	55,000	55,550
STORE Capital Corp. 4.50%, 3/15/2028	100,000	97,589
Tanger Properties L.P. 3.88%, 12/1/2023	20,000	19,485
UDR, Inc. Series MTN, 2.95%, 9/1/2026	80,000	73,278
Ventas Realty L.P. 4.13%, 1/15/2026	10,000	9,844
Ventas Realty L.P./Ventas Capital Corp.:
2.70%, 4/1/2020	53,000	52,537
3.25%, 8/15/2022	25,000	24,528
VEREIT Operating Partnership L.P.:
3.00%, 2/6/2019	50,000	49,993
4.88%, 6/1/2026	38,000	38,258
Washington Real Estate Investment Trust 4.95%, 10/1/2020	20,000	20,356
Weingarten Realty Investors 3.25%, 8/15/2026	20,000	18,373
Welltower, Inc.:
4.25%, 4/1/2026	50,000	49,842
5.13%, 3/15/2043	2,000	2,020
Weyerhaeuser Co.:
3.25%, 3/15/2023	45,000	43,750
6.88%, 12/15/2033	50,000	60,976
		2,834,893
RETAIL — 2.6%
AutoNation, Inc. 4.50%, 10/1/2025	20,000	19,838
AutoZone, Inc. 3.13%, 4/21/2026	25,000	23,204
Bed Bath & Beyond, Inc. 4.92%, 8/1/2034	25,000	18,617
Dollar Tree, Inc. 4.20%, 5/15/2028	45,000	43,708
GameStop Corp. 5.50%, 10/1/2019 (b)	25,000	25,063
Security Description	Principal Amount	Value
Gap, Inc. 5.95%, 4/12/2021	$ 26,000	$ 27,156
Group 1 Automotive, Inc. 5.00%, 6/1/2022	25,000	24,813
JC Penney Corp., Inc. 5.88%, 7/1/2023 (a) (b)	50,000	43,750
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
5.00%, 6/1/2024 (b)	225,000	223,177
5.25%, 6/1/2026 (b)	50,000	49,812
L Brands, Inc.:
5.25%, 2/1/2028 (a)	55,000	47,251
5.63%, 10/15/2023	50,000	49,875
6.75%, 7/1/2036	60,000	49,500
6.88%, 11/1/2035	147,000	124,169
6.95%, 3/1/2033	50,000	40,610
Macy's Retail Holdings, Inc.:
2.88%, 2/15/2023 (a)	15,000	14,205
3.45%, 1/15/2021	20,000	19,872
3.88%, 1/15/2022	40,000	39,886
4.30%, 2/15/2043	30,000	22,451
6.38%, 3/15/2037	14,000	13,745
6.65%, 7/15/2024	20,000	21,658
McDonald's Corp.:
Series MTN, 3.63%, 5/20/2021	10,000	10,100
Series MTN, 3.70%, 1/30/2026 (a)	50,000	49,543
Series MTN, 4.70%, 12/9/2035	125,000	129,936
Series MTN, 4.88%, 12/9/2045	25,000	26,145
Nordstrom, Inc.:
4.00%, 3/15/2027	16,000	15,520
5.00%, 1/15/2044	3,000	2,767
O'Reilly Automotive, Inc. 3.55%, 3/15/2026	60,000	57,436
QVC, Inc.:
4.38%, 3/15/2023	75,000	74,080
4.45%, 2/15/2025	25,000	23,750
4.85%, 4/1/2024	50,000	49,484
5.13%, 7/2/2022	120,000	121,566
Reliance Intermediate Holdings L.P. 6.50%, 4/1/2023 (b)	50,000	51,812
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025 (a)	25,000	23,875
Tapestry, Inc. 4.13%, 7/15/2027	100,000	94,837
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/2024	75,000	74,068
4.65%, 6/1/2046	50,000	47,823
		1,795,102
SEMICONDUCTORS — 0.8%
Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.50%, 1/15/2028	150,000	136,297
Entegris, Inc. 4.63%, 2/10/2026 (b)	25,000	23,719

See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
KLA-Tencor Corp.:
4.65%, 11/1/2024	$ 50,000	$ 51,235
5.65%, 11/1/2034	25,000	26,501
Micron Technology, Inc. 5.50%, 2/1/2025	50,000	51,705
NXP B.V./NXP Funding LLC 4.63%, 6/1/2023 (b)	200,000	202,760
Sensata Technologies B.V. 4.88%, 10/15/2023 (b)	50,000	50,065
		542,282
SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc.:
3.48%, 12/1/2027	35,000	32,781
5.00%, 11/15/2025 (b)	30,000	31,057
		63,838
SOFTWARE — 2.0%
Activision Blizzard, Inc. 3.40%, 9/15/2026	10,000	9,500
CA, Inc. 4.70%, 3/15/2027	50,000	50,039
CDK Global, Inc.:
5.00%, 10/15/2024	100,000	101,750
5.88%, 6/15/2026	25,000	25,719
Fidelity National Information Services, Inc.:
3.50%, 4/15/2023	14,000	13,836
4.50%, 8/15/2046	75,000	70,784
First Data Corp.:
5.00%, 1/15/2024 (b)	50,000	50,375
5.38%, 8/15/2023 (b)	72,000	73,125
5.75%, 1/15/2024 (b)	150,000	152,070
Fiserv, Inc.:
2.70%, 6/1/2020	17,000	16,850
3.50%, 10/1/2022	25,000	24,874
IQVIA, Inc.:
4.88%, 5/15/2023 (b)	100,000	100,480
5.00%, 10/15/2026 (b)	200,000	195,980
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc. 6.00%, 7/15/2025 (b)	50,000	51,315
MSCI, Inc.:
5.25%, 11/15/2024 (b)	50,000	51,325
5.38%, 5/15/2027 (b)	60,000	61,087
5.75%, 8/15/2025 (b)	100,000	104,750
Nuance Communications, Inc. 5.63%, 12/15/2026	60,000	59,737
Open Text Corp.:
5.63%, 1/15/2023 (b)	50,000	50,875
5.88%, 6/1/2026 (b)	73,000	75,144
PTC, Inc. 6.00%, 5/15/2024	15,000	15,637
		1,355,252
TELECOMMUNICATIONS — 7.5%
Anixter, Inc. 5.13%, 10/1/2021	100,000	102,250
Security Description	Principal Amount	Value
AT&T, Inc.:
2.45%, 6/30/2020	$ 95,000	$ 93,730
3.20%, 3/1/2022	163,000	160,582
3.40%, 5/15/2025	150,000	142,810
3.90%, 3/11/2024	100,000	99,400
4.13%, 2/17/2026	100,000	98,809
4.30%, 2/15/2030 (b)	52,000	50,008
4.75%, 5/15/2046	105,000	95,932
5.15%, 3/15/2042	50,000	48,258
5.55%, 8/15/2041	50,000	50,588
5.70%, 3/1/2057	25,000	25,350
6.00%, 8/15/2040	142,000	152,033
6.38%, 3/1/2041	8,000	8,815
British Telecommunications PLC 9.63%, 12/15/2030	50,000	71,019
CenturyLink, Inc.:
Series T, 5.80%, 3/15/2022	50,000	50,875
Series U, 7.65%, 3/15/2042	100,000	89,250
CommScope Technologies LLC 5.00%, 3/15/2027 (b)	125,000	120,875
CommScope, Inc.:
5.00%, 6/15/2021 (b)	5,000	5,019
5.50%, 6/15/2024 (b)	100,000	100,880
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	75,000	100,722
Embarq Corp. 8.00%, 6/1/2036	65,000	65,000
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	50,000	48,875
6.50%, 6/15/2019	50,000	51,000
Inmarsat Finance PLC 4.88%, 5/15/2022 (b)	50,000	49,765
Koninklijke KPN NV USD 10 year swap rate + 5.33%, 7.00%, 3/28/2073 (b) (c)	50,000	53,270
Level 3 Financing, Inc.:
5.25%, 3/15/2026	50,000	49,150
5.38%, 8/15/2022	125,000	125,703
5.38%, 1/15/2024	75,000	75,000
5.63%, 2/1/2023	87,000	87,974
Millicom International Cellular SA 6.00%, 3/15/2025 (b)	25,000	25,031
Motorola Solutions, Inc.:
3.75%, 5/15/2022	6,000	5,949
4.00%, 9/1/2024	50,000	49,012
Nokia Oyj 5.38%, 5/15/2019	149,000	151,049
Orange SA 9.00%, 3/1/2031	50,000	70,963
Plantronics, Inc. 5.50%, 5/31/2023 (b)	25,000	24,937
Qualitytech LP/QTS Finance Corp. 4.75%, 11/15/2025 (b)	50,000	47,875
Qwest Corp.:
6.88%, 9/15/2033	43,000	42,761
7.13%, 11/15/2043	50,000	49,959
Rogers Communications, Inc.:

See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.90%, 11/15/2026	$ 20,000	$ 18,377
5.00%, 3/15/2044	2,000	2,093
Sprint Communications, Inc. 7.00%, 3/1/2020 (b)	100,000	103,630
Telecom Italia Capital SA:
6.00%, 9/30/2034	100,000	95,060
6.38%, 11/15/2033	100,000	98,000
7.20%, 7/18/2036	100,000	105,250
7.72%, 6/4/2038	50,000	53,000
Telecom Italia SpA/Milano 5.30%, 5/30/2024 (b)	100,000	97,130
Telefonica Emisiones SAU:
5.13%, 4/27/2020	100,000	102,775
5.21%, 3/8/2047	50,000	48,918
7.05%, 6/20/2036	50,000	60,320
T-Mobile USA, Inc.:
4.50%, 2/1/2026	50,000	47,500
4.75%, 2/1/2028	95,000	89,186
5.38%, 4/15/2027	125,000	124,375
6.00%, 3/1/2023	56,000	57,501
6.38%, 3/1/2025	100,000	104,060
6.50%, 1/15/2024	50,000	51,875
6.50%, 1/15/2026	200,000	209,540
Verizon Communications, Inc.:
4.13%, 8/15/2046	6,000	5,383
4.27%, 1/15/2036	190,000	181,068
4.33%, 9/21/2028 (b)	416,000	418,228
4.52%, 9/15/2048	50,000	47,549
5.01%, 8/21/2054	50,000	50,166
Vodafone Group PLC:
2.50%, 9/26/2022	5,000	4,797
2.95%, 2/19/2023	100,000	96,448
Wind Tre SpA 5.00%, 1/20/2026 (b)	200,000	171,260
		5,183,967
TEXTILES — 0.0% (f)
Cintas Corp. No. 2 6.15%, 8/15/2036	2,000	2,391
Mohawk Industries, Inc. 3.85%, 2/1/2023	2,000	2,003
		4,394
TRANSPORTATION — 1.1%
AP Moller - Maersk A/S:
2.55%, 9/22/2019 (b)	51,000	50,567
3.75%, 9/22/2024 (b)	25,000	24,112
Canadian Pacific Railway Co.:
4.50%, 1/15/2022	25,000	25,743
4.80%, 9/15/2035	50,000	52,557
CSX Corp.:
2.60%, 11/1/2026	53,000	48,203
4.25%, 11/1/2066	4,000	3,588
4.40%, 3/1/2043	25,000	24,783
6.22%, 4/30/2040	25,000	30,581
FedEx Corp.:
2.63%, 8/1/2022	10,000	9,681
3.90%, 2/1/2035	25,000	23,538
Security Description	Principal Amount	Value
4.55%, 4/1/2046	$ 25,000	$ 24,484
4.90%, 1/15/2034	50,000	53,008
JB Hunt Transport Services, Inc. 3.85%, 3/15/2024	20,000	19,770
Kansas City Southern:
3.13%, 6/1/2026	30,000	27,591
4.30%, 5/15/2043	6,000	5,635
Norfolk Southern Corp.:
2.90%, 6/15/2026	10,000	9,391
3.00%, 4/1/2022	15,000	14,760
3.25%, 12/1/2021	10,000	9,970
3.94%, 11/1/2047	31,000	28,790
4.80%, 8/15/2043	39,000	39,612
Ryder System, Inc.:
Series MTN, 2.25%, 9/1/2021	40,000	38,587
Series MTN, 2.45%, 9/3/2019	50,000	49,776
Series MTN, 2.50%, 9/1/2022	8,000	7,658
Union Pacific Corp. 4.05%, 3/1/2046	35,000	32,919
XPO Logistics, Inc. 6.50%, 6/15/2022 (b)	75,000	77,438
		732,742
TRUCKING & LEASING — 0.6%
Avolon Holdings Funding, Ltd. 5.13%, 10/1/2023 (b)	130,000	131,404
GATX Corp.:
2.50%, 7/30/2019	25,000	24,917
3.90%, 3/30/2023	25,000	24,779
4.75%, 6/15/2022	35,000	36,079
Park Aerospace Holdings, Ltd.:
5.25%, 8/15/2022 (b)	100,000	101,000
5.50%, 2/15/2024 (b)	100,000	102,500
Penske Truck Leasing Co. L.P./PTL Finance Corp. 3.38%, 2/1/2022 (b)	5,000	4,930
		425,609
TOTAL CORPORATE BONDS & NOTES (Cost $68,972,906)		67,759,566

Shares
SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (g) (h)	429,923	429,923

See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	1,659,808	$ 1,659,808
TOTAL SHORT-TERM INVESTMENTS (Cost $2,089,731)		2,089,731
TOTAL INVESTMENTS — 101.4% (Cost $71,062,637)		69,849,297
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(968,180)
NET ASSETS — 100.0%		$ 68,881,117

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 23.2% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2018. Maturity date shown is the final maturity.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2018, total aggregate fair value of securities is $321,688 representing 0.4% of net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2018.
(i)	Investment of cash collateral for securities loaned.

BKNT	= Bank Notes
GMTN	= Global Medium Term Note
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$ —	$ 177,872	$—	$ 177,872
Aerospace & Defense	—	1,058,821	—	1,058,821
Agriculture	—	519,244	—	519,244
Airlines	—	188,628	—	188,628
Apparel	—	87,559	—	87,559
Auto Manufacturers	—	1,414,648	—	1,414,648
Auto Parts & Equipment	—	586,475	—	586,475
Banks	—	4,069,454	—	4,069,454
Beverages	—	959,854	—	959,854
Biotechnology	—	657,570	—	657,570
Building Materials	—	756,566	—	756,566
See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Chemicals	$ —	$ 2,221,445	$—	$ 2,221,445
Commercial Services	—	1,856,227	—	1,856,227
Computers	—	1,463,143	—	1,463,143
Cosmetics/Personal Care	—	127,910	—	127,910
Diversified Financial Services	—	3,274,624	—	3,274,624
Electric	—	3,069,049	—	3,069,049
Electronics	—	486,386	—	486,386
Energy-Alternate Sources	—	50,500	—	50,500
Engineering & Construction	—	289,543	—	289,543
Entertainment	—	155,625	—	155,625
Environmental Control	—	100,917	—	100,917
Food	—	1,336,683	—	1,336,683
Food Service	—	240,776	—	240,776
Forest Products & Paper	—	236,570	—	236,570
Gas	—	433,543	—	433,543
Health Care Products	—	769,447	—	769,447
Health Care Services	—	3,228,833	—	3,228,833
Home Builders	—	1,570,224	—	1,570,224
Home Furnishings	—	124,501	—	124,501
Household Products & Wares	—	74,297	—	74,297
Housewares	—	164,644	—	164,644
Insurance	—	1,308,703	—	1,308,703
Internet	—	421,922	—	421,922
Investment Company Security	—	122,259	—	122,259
Iron/Steel	—	540,929	—	540,929
Leisure Time	—	202,808	—	202,808
Lodging	—	1,178,162	—	1,178,162
Machinery, Construction & Mining	—	98,914	—	98,914
Machinery-Diversified	—	189,473	—	189,473
Media	—	4,384,466	—	4,384,466
Mining	—	1,831,738	—	1,831,738
Miscellaneous Manufacturer	—	345,305	—	345,305
Office & Business Equipment	—	419,276	—	419,276
Oil & Gas	—	3,513,125	—	3,513,125
Oil & Gas Services	—	255,523	—	255,523
Packaging & Containers	—	817,146	—	817,146
Pharmaceuticals	—	2,419,501	—	2,419,501
Pipelines	—	5,020,659	—	5,020,659
Real Estate Investment Trusts	—	2,834,893	—	2,834,893
Retail	—	1,795,102	—	1,795,102
Semiconductors	—	542,282	—	542,282
Shipbuilding	—	63,838	—	63,838
Software	—	1,355,252	—	1,355,252
Telecommunications	—	5,183,967	—	5,183,967
Textiles	—	4,394	—	4,394
Transportation	—	732,742	—	732,742
Trucking & Leasing	—	425,609	—	425,609
Short-Term Investments	2,089,731	—	—	2,089,731
TOTAL INVESTMENTS	$2,089,731	$67,759,566	$—	$69,849,297
See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	309,360	$ 309,360	$1,779,802	$1,659,239	$—	$—	429,923	$ 429,923	$2,190	$—
State Street Navigator Securities Lending Government Money Market Portfolio	948,118	948,118	2,365,765	1,654,075	—	—	1,659,808	1,659,808	2,107	—
Total		$1,257,478	$4,145,567	$3,313,314	$—	$—		$2,089,731	$4,297	$—
See accompanying notes to schedule of investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.8%
AUSTRALIA — 4.4%
Australia Government Bond:
0.75%, 11/21/2027	AUD	2,332,896	$ 1,678,311
1.25%, 2/21/2022	AUD	4,206,438	3,129,315
1.25%, 8/21/2040	AUD	2,223,900	1,670,364
2.00%, 8/21/2035	AUD	2,648,640	2,215,538
2.50%, 9/20/2030	AUD	3,429,216	2,942,131
3.00%, 9/20/2025	AUD	5,486,597	4,584,805
4.00%, 8/20/2020	AUD	5,696,964	4,402,382
			20,622,846
BRAZIL — 7.0%
Brazil Notas do Tesouro Nacional Serie B:
6.00%, 8/15/2020	BRL	9,647,944	2,504,623
6.00%, 5/15/2021	BRL	9,883,633	2,558,554
6.00%, 8/15/2022	BRL	21,587,110	5,517,619
6.00%, 5/15/2023	BRL	13,240,931	3,352,741
6.00%, 8/15/2024	BRL	7,687,270	1,950,720
6.00%, 8/15/2026	BRL	5,961,557	1,508,460
6.00%, 8/15/2030	BRL	6,243,946	1,581,636
6.00%, 5/15/2035	BRL	8,157,918	2,059,518
6.00%, 8/15/2040	BRL	6,745,908	1,704,770
6.00%, 5/15/2045	BRL	12,833,035	3,221,407
6.00%, 8/15/2050	BRL	21,806,746	5,474,436
6.00%, 5/15/2055	BRL	5,773,297	1,449,671
			32,884,155
CANADA — 4.5%
Canadian Government Real Return Bond:
0.50%, 12/1/2050	CAD	1,136,476	841,736
1.25%, 12/1/2047	CAD	2,995,052	2,681,181
1.50%, 12/1/2044	CAD	3,269,791	3,034,739
2.00%, 12/1/2041	CAD	2,813,056	2,797,953
3.00%, 12/1/2036	CAD	2,711,821	2,933,932
4.00%, 12/1/2031	CAD	3,254,700	3,576,217
4.25%, 12/1/2021	CAD	2,731,532	2,359,016
4.25%, 12/1/2026	CAD	2,989,000	2,978,316
			21,203,090
CHILE — 4.5%
Bonos de la Tesoreria de la Republica:
1.50%, 3/1/2021	CLP	1,942,378,950	2,990,515
1.50%, 3/1/2026	CLP	2,899,889,700	4,402,579
2.00%, 3/1/2035	CLP	2,215,953,450	3,345,499
3.00%, 1/1/2020	CLP	355,646,850	557,818
3.00%, 1/1/2030	CLP	191,502,149	329,184
3.00%, 1/1/2040	CLP	383,004,300	668,841
3.00%, 1/1/2042	CLP	355,646,850	622,745
3.00%, 1/1/2044	CLP	2,393,776,875	4,189,572
Bonos del Banco Central de Chile en UF:
3.00%, 2/1/2021	CLP	848,080,950	1,351,562
3.00%, 3/1/2022	CLP	300,931,950	488,261
Security Description		Principal Amount	Value
3.00%, 3/1/2023	CLP	109,429,800	$ 179,762
3.00%, 5/1/2028	CLP	109,429,800	187,424
3.00%, 2/1/2031	CLP	547,149,000	943,213
3.00%, 2/1/2041	CLP	437,719,200	762,029
			21,019,004
COLOMBIA — 3.8%
Colombian TES:
3.00%, 3/25/2033	COP	6,230,901,600	1,937,352
3.30%, 3/17/2027	COP	5,737,621,890	1,944,847
3.50%, 3/10/2021	COP	12,254,106,480	4,273,197
3.50%, 5/7/2025	COP	6,542,446,680	2,279,560
4.75%, 2/23/2023	COP	11,968,523,490	4,382,902
4.75%, 4/4/2035	COP	7,801,483,245	2,964,250
			17,782,108
FRANCE — 9.4%
French Republic Government Bond OAT:
0.10%, 3/1/2021	EUR	748,606	909,783
0.10%, 7/25/2021	EUR	1,289,377	1,571,531
0.10%, 3/1/2025	EUR	1,803,781	2,245,538
0.10%, 3/1/2028	EUR	1,338,038	1,669,780
0.10%, 7/25/2036 (a)	EUR	558,393	698,478
0.10%, 7/25/2047 (a)	EUR	1,493,792	1,869,092
0.25%, 7/25/2024	EUR	2,752,496	3,488,053
0.70%, 7/25/2030 (a)	EUR	2,096,077	2,818,281
1.10%, 7/25/2022	EUR	3,415,146	4,391,070
1.80%, 7/25/2040	EUR	2,305,232	3,940,847
1.85%, 7/25/2027	EUR	3,420,695	4,971,323
2.10%, 7/25/2023	EUR	2,827,600	3,836,657
2.25%, 7/25/2020	EUR	4,307,748	5,408,400
3.15%, 7/25/2032	EUR	2,163,176	3,847,359
3.40%, 7/25/2029	EUR	1,489,257	2,532,494
			44,198,686
GERMANY — 4.5%
Deutsche Bundesrepublik Inflation Linked Bond:
0.10%, 4/15/2023	EUR	3,831,665	4,776,397
0.10%, 4/15/2026	EUR	3,474,468	4,439,221
0.10%, 4/15/2046	EUR	2,075,198	2,942,537
0.50%, 4/15/2030	EUR	2,659,701	3,610,201
1.75%, 4/15/2020	EUR	4,432,815	5,425,612
			21,193,968
ISRAEL — 4.5%
Israel Government Bond - CPI Linked:
0.10%, 10/30/2020	ILS	5,792,646	1,619,602
0.75%, 10/31/2025	ILS	5,336,427	1,526,292
0.75%, 5/31/2027	ILS	4,457,143	1,261,147
1.00%, 5/31/2045	ILS	4,448,105	1,082,761
1.75%, 9/29/2023	ILS	5,445,962	1,641,928
2.75%, 9/30/2022	ILS	6,959,297	2,155,598
2.75%, 8/30/2041	ILS	7,404,142	2,619,280
3.00%, 10/31/2019	ILS	5,813,576	1,667,390
4.00%, 5/30/2036	ILS	7,389,941	2,994,551

See accompanying notes to schedule of investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
Israel Government Bond - Galil:
4.00%, 7/30/2021	ILS	8,273,258	$ 2,574,715
4.00%, 7/31/2024	ILS	5,571,602	1,893,250
			21,036,514
ITALY — 5.3%
Italy Buoni Poliennali Del Tesoro:
0.10%, 5/15/2022 (a)	EUR	1,415,162	1,596,093
0.10%, 5/15/2023	EUR	609,798	673,348
1.25%, 9/15/2032 (a)	EUR	1,752,870	1,874,066
1.30%, 5/15/2028 (a)	EUR	1,752,445	1,945,586
2.10%, 9/15/2021	EUR	2,885,265	3,503,544
2.35%, 9/15/2024 (a)	EUR	1,970,946	2,406,466
2.35%, 9/15/2035	EUR	2,622,165	3,230,604
2.55%, 9/15/2041	EUR	1,547,670	1,902,695
2.60%, 9/15/2023	EUR	3,653,257	4,518,358
3.10%, 9/15/2026	EUR	2,490,375	3,204,558
			24,855,318
JAPAN — 4.4%
Japanese Government CPI Linked Bond:
0.10%, 9/10/2023	JPY	141,712,000	1,288,802
0.10%, 3/10/2024	JPY	192,820,500	1,757,003
0.10%, 9/10/2024	JPY	388,702,000	3,550,454
0.10%, 3/10/2025	JPY	634,661,000	5,808,250
0.10%, 3/10/2026	JPY	412,443,780	3,785,470
0.10%, 3/10/2027	JPY	470,277,750	4,324,560
0.10%, 3/10/2028	JPY	45,103,950	415,559
			20,930,098
MEXICO — 4.6%
Mexican Udibonos:
2.00%, 6/9/2022	MXN	35,298,431	1,782,793
2.50%, 12/10/2020	MXN	67,329,620	3,516,692
4.00%, 11/30/2028	MXN	29,618,926	1,627,522
4.00%, 11/15/2040	MXN	80,612,340	4,434,072
4.00%, 11/8/2046	MXN	63,818,098	3,527,986
4.50%, 12/4/2025	MXN	74,138,919	4,193,695
4.50%, 11/22/2035	MXN	47,268,141	2,758,573
			21,841,333
NEW ZEALAND — 1.7%
New Zealand Government Bond:
2.00%, 9/20/2025	NZD	3,485,918	2,452,720
2.50%, 9/20/2035	NZD	2,332,223	1,744,845
2.50%, 9/20/2040	NZD	1,879,696	1,406,577
3.00%, 9/20/2030	NZD	2,787,537	2,178,943
			7,783,085
SOUTH AFRICA — 4.7%
South Africa Government Bond - CPI Linked:
1.88%, 3/31/2029	ZAR	10,751,577	678,795
1.88%, 2/28/2033	ZAR	16,954,088	1,025,758
2.00%, 1/31/2025	ZAR	29,340,032	1,956,729
Security Description		Principal Amount	Value
2.25%, 1/31/2038	ZAR	29,797,388	$ 1,838,273
2.50%, 3/31/2046	ZAR	28,345,690	1,768,104
2.50%, 12/31/2050	ZAR	43,616,475	2,672,385
2.60%, 3/31/2028	ZAR	35,795,595	2,446,401
2.75%, 1/31/2022	ZAR	31,046,035	2,192,356
3.45%, 12/7/2033	ZAR	51,886,642	3,811,815
5.50%, 12/7/2023	ZAR	48,132,805	3,822,198
			22,212,814
SOUTH KOREA — 1.2%
Inflation Linked Korea Treasury Bond:
1.00%, 6/10/2026	KRW	2,529,279,600	2,241,765
1.50%, 6/10/2021	KRW	1,839,136,500	1,702,307
1.75%, 6/10/2025	KRW	790,462,350	754,730
2.75%, 6/10/2020	KRW	837,057,487	786,917
			5,485,719
SPAIN — 4.8%
Spain Government Inflation Linked Bond:
0.30%, 11/30/2021	EUR	2,173,328	2,659,156
0.55%, 11/30/2019 (a)	EUR	3,617,670	4,325,135
0.65%, 11/30/2027 (a)	EUR	3,086,400	3,804,730
0.70%, 11/30/2033 (a)	EUR	1,013,630	1,201,294
1.00%, 11/30/2030 (a)	EUR	3,324,265	4,191,245
1.80%, 11/30/2024 (a)	EUR	4,682,299	6,269,704
			22,451,264
SWEDEN — 3.2%
Sweden Inflation Linked Bond:
0.13%, 6/1/2026	SEK	9,947,665	1,277,700
0.13%, 6/1/2032	SEK	9,087,154	1,191,240
0.25%, 6/1/2022	SEK	21,856,929	2,688,020
1.00%, 6/1/2025	SEK	16,045,881	2,156,923
3.50%, 12/1/2028	SEK	22,946,466	3,951,441
4.00%, 12/1/2020	SEK	30,925,194	3,966,659
			15,231,983
TURKEY — 4.1%
Turkey Government Bond:
1.00%, 5/3/2023	TRY	9,459,887	1,352,065
2.00%, 10/26/2022	TRY	13,135,843	1,986,131
2.00%, 9/18/2024	TRY	8,534,000	1,250,985
2.00%, 4/16/2025	TRY	10,404,595	1,511,336
2.40%, 5/8/2024	TRY	6,236,420	940,451
2.70%, 1/14/2026	TRY	15,740,951	2,376,091
2.80%, 11/8/2023	TRY	7,805,304	1,208,222
2.90%, 7/7/2027 (b)	TRY	6,954,348	1,053,461
2.90%, 1/12/2028 (b)	TRY	1,109,271	177,732
3.00%, 1/6/2021	TRY	5,516,885	879,976
3.00%, 7/21/2021	TRY	9,613,485	1,527,327
3.00%, 2/23/2022	TRY	11,974,052	1,894,385
3.00%, 8/2/2023	TRY	10,010,066	1,567,838
4.00%, 4/1/2020	TRY	10,103,447	1,645,365
			19,371,365

See accompanying notes to schedule of investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description		Principal Amount	Value
UNITED KINGDOM — 22.2%
United Kingdom Gilt Inflation Linked:
0.13%, 11/22/2019	GBP	1,550,521	$ 2,089,207
0.13%, 3/22/2024	GBP	2,100,914	3,064,588
0.13%, 3/22/2026	GBP	2,050,723	3,076,967
0.13%, 3/22/2029	GBP	1,542,424	2,413,810
0.13%, 11/22/2036	GBP	1,354,194	2,391,495
0.13%, 8/10/2041	GBP	301,755	571,915
0.13%, 3/22/2044	GBP	2,294,930	4,494,990
0.13%, 3/22/2046	GBP	1,748,352	3,511,942
0.13%, 8/10/2048	GBP	809,837	1,689,484
0.13%, 11/22/2056	GBP	600,855	1,427,860
0.13%, 3/22/2058	GBP	1,502,660	3,634,676
0.13%, 11/22/2065	GBP	1,027,549	2,849,932
0.13%, 3/22/2068	GBP	1,692,195	4,897,288
0.25%, 3/22/2052	GBP	1,745,670	3,987,121
0.38%, 3/22/2062	GBP	1,678,244	4,668,703
0.50%, 3/22/2050	GBP	2,178,033	5,093,429
0.63%, 3/22/2040	GBP	1,756,337	3,555,049
0.63%, 11/22/2042	GBP	2,121,352	4,508,281
0.75%, 3/22/2034	GBP	2,177,336	3,995,250
0.75%, 11/22/2047	GBP	1,932,043	4,563,776
1.13%, 11/22/2037	GBP	2,395,716	4,996,356
1.25%, 11/22/2027	GBP	2,830,479	4,788,857
1.25%, 11/22/2032	GBP	2,270,182	4,317,012
1.25%, 11/22/2055	GBP	1,832,039	5,606,324
1.88%, 11/22/2022	GBP	2,561,376	3,927,826
2.00%, 1/26/2035	GBP	2,061,592	4,479,997
2.50%, 4/16/2020	GBP	3,016,786	4,271,361
2.50%, 7/17/2024	GBP	1,221,460	2,036,669
4.13%, 7/22/2030	GBP	1,516,736	3,473,554
			104,383,719
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $479,268,232)			464,487,069

	Shares
SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (d) (e) (Cost $44,472)	44,472	44,472
TOTAL INVESTMENTS — 98.8% (Cost $479,312,704)		464,531,541
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		5,578,508
NET ASSETS — 100.0%		$ 470,110,049

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 7.0% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2018, total aggregate fair value of securities is $1,231,193 representing 0.2% of net assets.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2018.

AUD—	Australian Dollar
BRL—	Brazilian Real
CAD—	Canadian Dollar
CLP—	Chilean Peso
COP—	Colombian Peso
EUR—	Euro
GBP—	British Pound
ILS—	Israeli New Shekel
JPY—	Japanese Yen
KRW—	South Korean Won
MXN—	Mexican Peso
NZD—	New Zealand Dollar
SEK—	Swedish Krona
TRY—	Turkish New Lira
ZAR—	South African Rand

See accompanying notes to schedule of investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations
Australia	$ —	$ 20,622,846	$—	$ 20,622,846
Brazil	—	32,884,155	—	32,884,155
Canada	—	21,203,090	—	21,203,090
Chile	—	21,019,004	—	21,019,004
Colombia	—	17,782,108	—	17,782,108
France	—	44,198,686	—	44,198,686
Germany	—	21,193,968	—	21,193,968
Israel	—	21,036,514	—	21,036,514
Italy	—	24,855,318	—	24,855,318
Japan	—	20,930,098	—	20,930,098
Mexico	—	21,841,333	—	21,841,333
New Zealand	—	7,783,085	—	7,783,085
South Africa	—	22,212,814	—	22,212,814
South Korea	—	5,485,719	—	5,485,719
Spain	—	22,451,264	—	22,451,264
Sweden	—	15,231,983	—	15,231,983
Turkey	—	19,371,365	—	19,371,365
United Kingdom	—	104,383,719	—	104,383,719
Short-Term Investment	44,472	—	—	44,472
TOTAL INVESTMENTS	$44,472	$464,487,069	$—	$464,531,541
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$7,410,624	$7,366,152	$—	$—	44,472	$44,472	$1,618	$—
See accompanying notes to schedule of investments.

SPDR DORSEY WRIGHT FIXED INCOME ALLOCATION ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9%
DOMESTIC EQUITY — 24.8%
SPDR Wells Fargo Preferred Stock ETF (a)(b)	851,492	$ 36,299,104
DOMESTIC FIXED INCOME — 75.1%
SPDR Blackstone / GSO Senior Loan ETF (a)	776,461	36,765,428
SPDR Bloomberg Barclays Convertible Securities ETF (a)(b)	679,186	36,635,293
SPDR Bloomberg Barclays High Yield Bond ETF (a)(b)	1,016,700	36,652,035
		110,052,756
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $144,380,145)		146,351,860
SHORT-TERM INVESTMENTS — 20.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c)(d)	182,583	182,583
State Street Navigator Securities Lending Government Money Market Portfolio (c)(e)	29,557,159	29,557,159
TOTAL SHORT-TERM INVESTMENTS (Cost $29,739,742)		$ 29,739,742
TOTAL INVESTMENTS—120.2% (Cost $174,119,887)		176,091,602
LIABILITIES IN EXCESS OF OTHER ASSETS—(20.2)%		(29,551,481)
NET ASSETS—100.0%		$ 146,540,121

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$ 36,299,104	$—	$—	$ 36,299,104
Domestic Fixed Income	110,052,756	—	—	110,052,756
Short-Term Investments	29,739,742	—	—	29,739,742
TOTAL INVESTMENTS	$176,091,602	$—	$—	$176,091,602
See accompanying notes to schedule of investments.

SPDR DORSEY WRIGHT FIXED INCOME ALLOCATION ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
SPDR Blackstone / GSO Senior Loan ETF	795,056	$ 37,343,780	$ 148,051	$ 1,021,503	$ (4,661)	$ 299,761	776,461	$ 36,765,428	$ 446,696	$—
SPDR Bloomberg Barclays Convertible Securities ETF	696,541	36,930,604	218,018	1,142,526	52,097	577,100	679,186	36,635,293	191,588	—
SPDR Bloomberg Barclays High Yield Bond ETF	—	—	36,420,635	—	—	231,400	1,016,700	36,652,035	173,340	—
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	789,976	24,718,349	—	24,660,546	(441,126)	383,323	—	—	3,655	—
SPDR FTSE International Government Inflation-Protected Bond ETF	684,874	37,147,566	146,493	35,966,339	(4,527,198)	3,199,478	—	—	327,970	—
SPDR Wells Fargo Preferred Stock ETF	287,000	12,475,890	25,042,859	494,405	(2,455)	(722,785)	851,492	36,299,104	397,572	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	78,812	78,812	276,213	172,442	—	—	182,583	182,583	631	—
State Street Navigator Securities Lending Government Money Market Portfolio	17,313,325	17,313,325	241,470,098	229,226,264	—	—	29,557,159	29,557,159	50,046	—
Total		$166,008,326	$303,722,367	$292,684,025	$(4,923,343)	$3,968,277		$176,091,602	$1,591,498	$—
See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.1%
ALABAMA — 0.9%
Alabama, Federal Aid Highway Finance Authority Revenue:
5.00%, 9/1/2024	$ 100,000	$ 114,550
5.00%, 9/1/2025	330,000	376,058
5.00%, 9/1/2027	235,000	266,140
Series A, 5.00%, 9/1/2020	50,000	52,831
Series A, 5.00%, 9/1/2030	180,000	210,888
Series A, 5.00%, 9/1/2032	215,000	250,236
Series A, 5.00%, 9/1/2033	1,025,000	1,172,313
Series A, 5.00%, 9/1/2034	1,095,000	1,248,234
Series A, 5.00%, 9/1/2036	715,000	816,003
Series B, 5.00%, 9/1/2025	275,000	319,344
Series B, 5.00%, 9/1/2026	335,000	394,265
Alabama, Public School & College Authority Revenue:
Series A, 5.00%, 2/1/2025	285,000	320,494
Series B, 5.00%, 1/1/2019	125,000	125,971
Series B, 5.00%, 1/1/2022	245,000	266,859
Series B, 5.00%, 1/1/2024	85,000	96,190
Series B, 5.00%, 1/1/2025	495,000	561,414
Series B, 5.00%, 1/1/2026	135,000	152,804
Series C, 5.00%, 9/1/2019	120,000	123,342
Series C, 5.00%, 9/1/2020	125,000	132,054
Alabama, State General Obligation:
Series A, 5.00%, 8/1/2019	100,000	102,532
Series A, 5.00%, 8/1/2022	435,000	480,510
Series A, 5.00%, 8/1/2024	135,000	154,382
Series A, 5.00%, 8/1/2025	175,000	199,409
Series C, 5.00%, 8/1/2027	110,000	128,762
Auburn, AL, University Revenue:
Series A, 4.00%, 6/1/2032	300,000	314,937
Series A, 4.00%, 6/1/2041	1,775,000	1,813,748
Series A, 5.00%, 6/1/2028	230,000	267,085
Series A, 5.00%, 6/1/2037	2,310,000	2,655,276
Series A, 5.00%, 6/1/2038	1,455,000	1,667,255
Series A, 5.00%, 6/1/2043	2,000,000	2,272,200
Series A, 5.00%, 6/1/2048	1,000,000	1,129,920
Baldwin County, AL, Board of Education Revenue 3.13%, 6/1/2033	110,000	104,446
Birmingham, AL, Waterworks Board Revenue:
3.00%, 1/1/2043	140,000	119,578
Series A, 4.00%, 1/1/2037	235,000	240,297
Series A, 4.00%, 1/1/2038	145,000	148,061
Series A, 4.00%, 1/1/2041	1,190,000	1,209,195
Series A, 5.00%, 1/1/2028	125,000	145,421
Series A, 5.00%, 1/1/2032	100,000	114,433
Series A, 5.00%, 1/1/2042	255,000	279,279
Series B, 4.00%, 1/1/2036	250,000	255,815
Series B, 5.00%, 1/1/2036	1,000,000	1,125,660
Series B, 5.00%, 1/1/2043	1,200,000	1,337,928
Security Description	Principal Amount	Value
City of Homewood, AL, General Obligation 5.00%, 9/1/2041	$ 315,000	$ 350,396
Jefferson, AL, General Obligation Series A, 5.00%, 4/1/2023	135,000	149,392
Jefferson, AL, Revenue 5.00%, 9/15/2019	330,000	338,976
Tuscaloosa, AL, Board of Education Revenue 5.00%, 8/1/2041	255,000	283,017
University of Alabama, AL, General Revenue:
Series B, 3.00%, 7/1/2034	1,050,000	973,434
Series B, 5.00%, 7/1/2025	120,000	135,826
Series D-2, 5.00%, 10/1/2037	240,000	262,939
		25,760,099
ALASKA — 0.1%
Alaska, State General Obligation:
Series A, 5.00%, 8/1/2031	90,000	101,453
Series B, 5.00%, 8/1/2026	245,000	281,243
Anchorage, AK, General Obligation Series B, 5.00%, 9/1/2019	255,000	262,030
Anchorage, AK, Water Revenue:
Series B, 5.00%, 5/1/2036	250,000	282,525
Series B, 5.00%, 5/1/2037	500,000	562,660
Borough of North Slope, AK, General Obligation Series A, 5.00%, 6/30/2019	265,000	271,016
Matanuska Susitna Boro, AK, Leas Revenue 5.25%, 9/1/2027	215,000	247,897
		2,008,824
ARIZONA — 1.8%
Arizona School Facilities Board Series A, 5.00%, 9/1/2020	150,000	158,058
Arizona, Board of Regents, University System Revenue:
5.00%, 6/1/2026	300,000	351,774
5.00%, 6/1/2027	2,270,000	2,646,275
5.00%, 6/1/2028	205,000	237,898
5.00%, 6/1/2029	420,000	484,886
5.00%, 6/1/2032	385,000	439,620
5.00%, 6/1/2038	230,000	257,598
Arizona, Phoenix Civic Improvement Corp., Water System Revenue:
Series B, 5.00%, 7/1/2020	275,000	289,138
Series B, 5.00%, 7/1/2021	100,000	107,755
Arizona, Salt River Project Agricultural Improvement & Power District:
5.00%, 1/1/2021	190,000	202,373
Series A, 5.00%, 1/1/2027	400,000	472,460
Series A, 5.00%, 1/1/2028	100,000	117,627
Series A, 5.00%, 1/1/2029	575,000	673,095

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Arizona, Salt River Project Agricultural Improvement & Power District Revenue:
5.00%, 1/1/2024	$ 170,000	$ 192,741
5.00%, 1/1/2026	120,000	140,116
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
Series A, 5.00%, 1/1/2020	260,000	269,651
Series A, 5.00%, 12/1/2036	510,000	571,501
Series A, 5.00%, 12/1/2045	265,000	293,914
Arizona, Salt River, AZ, Project Agricultural Improvement & Power District Revenue 5.00%, 1/1/2022	200,000	218,174
Arizona, State 5.00%, 9/1/2022	100,000	109,931
Arizona, State COPs, 5.00%, 10/1/2022	145,000	159,636
Arizona, State Transportation Board, Highway Revenue:
5.00%, 7/1/2024	120,000	137,276
5.00%, 7/1/2025	320,000	364,406
5.00%, 7/1/2026	540,000	613,694
5.00%, 7/1/2027	290,000	339,651
5.00%, 7/1/2028	375,000	436,909
5.00%, 7/1/2029	110,000	124,131
5.00%, 7/1/2030	150,000	169,183
5.00%, 7/1/2031	320,000	360,742
5.00%, 7/1/2035	5,000,000	5,675,400
Series A, 5.00%, 7/1/2022	125,000	137,709
Arizona, State Transportation Board, Sales Tax Revenue:
5.00%, 7/1/2020	210,000	220,609
5.00%, 7/1/2022	130,000	143,217
5.00%, 7/1/2023	405,000	454,868
5.00%, 7/1/2024	125,000	142,634
Arizona, State University Revenue:
Series B, 5.00%, 7/1/2022	390,000	429,355
Series B, 5.00%, 7/1/2042	2,990,000	3,373,318
Series C, 5.00%, 7/1/2042	390,000	435,259
Arizona, Transportation Board Revenue:
5.00%, 7/1/2025	200,000	231,128
5.00%, 7/1/2026	150,000	175,452
Arizona, Water Infrastructure Finance Authority Revenue Series A, 5.00%, 10/1/2029	150,000	172,204
Chandler, AZ, General Obligation:
4.00%, 7/1/2021	125,000	131,545
4.00%, 7/1/2022	1,190,000	1,270,599
5.00%, 7/1/2026	175,000	199,083
Maricopa, AZ, Community College District, General Obligation:
5.00%, 7/1/2023	230,000	258,982
5.00%, 7/1/2024	225,000	257,002
Security Description	Principal Amount	Value
Maricopa, AZ, High School District No. 210-Phoenix, General Obligation 5.00%, 7/1/2030	$ 510,000	$ 596,496
Mesa, AZ, Utility System Revenue 5.00%, 7/1/2042	2,625,000	2,982,525
Phoenix, AZ, Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2020	70,000	73,599
5.00%, 7/1/2024	160,000	182,294
5.00%, 7/1/2026	100,000	117,121
5.00%, 7/1/2029	455,000	528,041
5.00%, 7/1/2033	150,000	171,709
Series A, 5.00%, 7/1/2025	145,000	167,665
Series A, 5.00%, 7/1/2026	235,000	270,946
Series A, 5.00%, 7/1/2037	390,000	449,779
Series A, 5.00%, 7/1/2039	1,565,000	1,734,270
Series B, 5.00%, 7/1/2020	275,000	289,138
Series B, 5.00%, 7/1/2024	3,145,000	3,592,313
Series B, 5.00%, 7/1/2026	6,715,000	7,839,782
Series B, 5.00%, 7/1/2027	1,420,000	1,607,270
Series B, 5.00%, 7/1/2037	500,000	562,080
Phoenix, AZ, General Obligation:
4.00%, 7/1/2022	355,000	378,647
5.00%, 7/1/2025	205,000	237,874
Pima County, Regional Transportation Authority Revenue:
5.00%, 6/1/2022	100,000	109,839
5.00%, 6/1/2025	385,000	428,905
Pima, AZ, Sewer System Revenue:
5.00%, 7/1/2023	2,835,000	3,178,630
5.00%, 7/1/2026	200,000	233,476
Regional, CO, Public Transportation Authority Revenue 5.25%, 7/1/2021	110,000	119,261
Scottsdale, AZ, General Obligation:
3.00%, 7/1/2022	170,000	175,420
4.00%, 7/1/2019	215,000	218,249
4.00%, 7/1/2024	200,000	217,750
		51,111,656
ARKANSAS — 0.2%
Arkansas, State General Obligation:
3.25%, 6/15/2022	360,000	370,336
4.00%, 4/1/2025	500,000	539,175
5.00%, 10/1/2019	250,000	257,470
5.00%, 4/1/2020	1,175,000	1,226,735
5.00%, 4/1/2021	175,000	187,460
5.00%, 6/15/2021	580,000	624,272
5.00%, 10/1/2021	275,000	297,965
5.00%, 4/1/2024	165,000	187,699
5.00%, 4/1/2026	270,000	306,410

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Little Rock, AR, School District, General Obligation 3.00%, 2/1/2024	$ 2,105,000	$ 2,120,556
Little Rock, AR, Water Reclamation System Revenue 3.50%, 10/1/2037	240,000	230,635
Springdale, AR, Sales & Use Tax Revenue 5.00%, 4/1/2037	220,000	239,584
		6,588,297
CALIFORNIA — 19.5%
Alameda County, CA, Joint Powers Authority Revenue:
Series A, 5.00%, 12/1/2030	135,000	151,948
Series A, 5.00%, 12/1/2031	150,000	168,443
Series A, 5.25%, 12/1/2025	345,000	395,543
Alameda County, CA, Transportation Authority Sales Tax Revenue 5.00%, 3/1/2020	480,000	501,821
Anaheim, Housing & Public Improvements Authority Revenue:
5.00%, 10/1/2031	400,000	431,952
5.00%, 10/1/2032	590,000	636,592
5.00%, 10/1/2034	135,000	145,214
5.00%, 10/1/2035	245,000	263,243
5.00%, 10/1/2036	395,000	423,819
5.00%, 10/1/2041	1,300,000	1,392,508
Anaheim, Public Financing Authority Revenue:
Series A, 5.00%, 5/1/2034	245,000	272,930
Series A, 5.00%, 5/1/2039	2,870,000	3,167,504
Anaheim, Redevelopment Successor Agency, Tax Allocation Series A, 5.00%, 2/1/2029	2,015,000	2,422,554
Arcadia, CA, Unified School District, General Obligation:
3.25%, 8/1/2036	365,000	350,612
3.25%, 8/1/2037	240,000	227,945
Bakersfield, CA, Wastewater Revenue:
Series A, 5.00%, 9/15/2025	150,000	177,363
Series A, 5.00%, 9/15/2029	2,750,000	3,193,850
Series A, 5.00%, 9/15/2031	1,000,000	1,056,370
Series A, 5.00%, 9/15/2032	2,100,000	2,217,138
Brea, CA, Redevelopment Successor Agency, Tax Allocation 5.00%, 8/1/2020	100,000	105,809
California, Bay Area Toll Authority Revenue:
2.00%, 4/1/2053 (a)	350,000	341,240
2.13%, 4/1/2053 (a)	575,000	556,088
Series F-1, 5.00%, 4/1/2054	1,670,000	1,816,041
Security Description	Principal Amount	Value
California, Bay Area Toll Authority, Toll Bridge Revenue:
2.95%, 4/1/2047 (a)	$ 225,000	$ 229,574
4.00%, 4/1/2042	125,000	128,355
Series C, 1.38%, 4/1/2053 (a)	1,100,000	1,094,093
California, Bay Area Water Supply & Conservation Agency Revenue Series A, 4.00%, 10/1/2019	120,000	122,766
California, East Bay Municipal Utility District, Water System Revenue Series B, 5.00%, 6/1/2022	195,000	217,318
California, Infrastructure & Economic Development Bank Revenue:
5.00%, 10/1/2025	295,000	350,613
5.00%, 10/1/2026	300,000	360,474
5.00%, 10/1/2027	295,000	350,681
5.00%, 10/1/2028	490,000	579,518
5.00%, 10/1/2029	115,000	139,605
5.00%, 10/1/2032	3,180,000	3,696,845
5.00%, 10/1/2033	3,810,000	4,415,180
5.00%, 10/1/2034	2,400,000	2,768,856
5.00%, 10/1/2035	2,225,000	2,558,839
Series A, 4.00%, 10/1/2045	3,425,000	3,517,064
California, Municipal Finance Authority Revenue:
4.00%, 1/1/2043	4,750,000	4,917,010
Series A, 4.00%, 10/1/2040	4,000,000	4,096,600
Series A, 5.00%, 10/1/2025	145,000	170,068
Series A, 5.00%, 6/1/2042	250,000	283,805
California, State Department of Water Resources Center Valley Project Revenue:
Series AS, 5.00%, 12/1/2021	100,000	109,926
Series AS, 5.00%, 12/1/2024	335,000	392,151
Series AW, 4.00%, 12/1/2020	2,790,000	2,923,278
Series AW, 5.00%, 12/1/2028	285,000	341,031
Series AW, 5.00%, 12/1/2029	185,000	220,311
California, State Department of Water Resources Power Supply Revenue:
Series AR, 5.00%, 12/1/2023	120,000	137,957
Series AS, 5.00%, 12/1/2019	375,000	389,280
Series AS, 5.00%, 12/1/2026	210,000	244,900
Series AS, 5.00%, 12/1/2029	205,000	237,271
Series AX, 5.00%, 12/1/2032	100,000	119,095
Series O, 5.00%, 5/1/2022	575,000	638,308
California, State Educational Facilities, Authority Revenue Series U-6, 5.00%, 5/1/2045	100,000	125,814
California, State General Obligation:
3.00%, 12/1/2019	100,000	101,409
3.00%, 10/1/2027	100,000	101,985
3.25%, 3/1/2032	250,000	250,715

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.63%, 10/1/2047	$ 200,000	$ 194,568
3.75%, 12/1/2034	100,000	101,483
4.00%, 5/1/2023	225,000	244,188
4.00%, 11/1/2023	160,000	174,656
4.00%, 12/1/2032	305,000	320,674
4.00%, 8/1/2033	205,000	218,909
4.00%, 9/1/2033	1,035,000	1,105,908
4.00%, 11/1/2036	30,000	31,611
4.00%, 11/1/2044	210,000	217,799
4.00%, 8/1/2045	750,000	776,730
4.50%, 8/1/2020	3,000,000	3,144,600
4.50%, 12/1/2043	2,975,000	3,166,382
5.00%, 10/1/2018	275,000	275,000
5.00%, 10/1/2019	490,000	505,675
5.00%, 11/1/2019	160,000	165,522
5.00%, 8/1/2020	1,215,000	1,284,449
5.00%, 9/1/2020	150,000	158,960
5.00%, 8/1/2021	2,000,000	2,171,180
5.00%, 9/1/2021	3,415,000	3,714,666
5.00%, 12/1/2021	280,000	306,524
5.00%, 8/1/2022	375,000	416,715
5.00%, 9/1/2022	2,025,000	2,254,189
5.00%, 10/1/2022	2,845,000	3,172,488
5.00%, 11/1/2022	110,000	122,913
5.00%, 3/1/2023	300,000	337,431
5.00%, 8/1/2023	600,000	680,400
5.00%, 9/1/2023	1,035,000	1,175,460
5.00%, 10/1/2023	640,000	727,936
5.00%, 11/1/2023	3,735,000	4,256,257
5.00%, 3/1/2024	1,905,000	2,181,034
5.00%, 8/1/2024	4,010,000	4,621,124
5.00%, 9/1/2024	720,000	830,779
5.00%, 12/1/2024	3,925,000	4,464,726
5.00%, 3/1/2025	425,000	493,884
5.00%, 8/1/2025	420,000	491,001
5.00%, 9/1/2025	235,000	275,013
5.00%, 10/1/2025	420,000	485,226
5.00%, 11/1/2025	470,000	532,924
5.00%, 12/1/2025	625,000	709,637
5.00%, 3/1/2026	1,345,000	1,557,779
5.00%, 8/1/2026	2,755,000	3,259,723
5.00%, 10/1/2026	1,185,000	1,389,018
5.00%, 11/1/2026	320,000	365,087
5.00%, 12/1/2026	200,000	226,666
5.00%, 8/1/2027	3,465,000	4,019,885
5.00%, 9/1/2027	165,000	179,332
5.00%, 10/1/2027	170,000	198,764
5.00%, 11/1/2027	355,000	410,579
5.00%, 12/1/2027	355,000	401,594
5.00%, 8/1/2028	1,545,000	1,794,039
5.00%, 9/1/2028	2,120,000	2,322,271
5.00%, 10/1/2028	660,000	754,921
5.00%, 8/1/2029	765,000	888,794
5.00%, 9/1/2029	1,705,000	1,867,712
5.00%, 10/1/2029	420,000	475,020
5.00%, 11/1/2029	6,000,000	6,747,960
5.00%, 8/1/2030	1,930,000	2,212,899
Security Description	Principal Amount	Value
5.00%, 9/1/2030	$ 1,055,000	$ 1,192,572
5.00%, 11/1/2030	1,500,000	1,713,220
5.00%, 9/1/2031	1,900,000	2,185,351
5.00%, 11/1/2031	1,000,000	1,119,580
5.00%, 3/1/2032	280,000	316,982
5.00%, 8/1/2032	1,955,000	2,206,782
5.00%, 10/1/2032	1,295,000	1,465,785
5.00%, 11/1/2032	455,000	508,945
5.00%, 8/1/2033	2,175,000	2,449,564
5.00%, 9/1/2033	50,000	55,648
5.00%, 10/1/2033	570,000	643,484
5.00%, 8/1/2034	2,350,000	2,663,067
5.00%, 9/1/2034	290,000	333,004
5.00%, 10/1/2034	155,000	174,525
5.00%, 8/1/2035	2,965,000	3,348,398
5.00%, 9/1/2035	230,000	263,230
5.00%, 10/1/2035	250,000	284,425
5.00%, 8/1/2036	1,370,000	1,560,923
5.00%, 9/1/2036	1,390,000	1,585,559
5.00%, 10/1/2037	90,000	100,545
5.00%, 10/1/2039	990,000	1,109,103
5.00%, 10/1/2044	3,050,000	3,387,848
5.00%, 3/1/2045	1,420,000	1,575,802
5.00%, 8/1/2045	3,530,000	3,939,868
5.00%, 9/1/2045	200,000	225,286
3.00%, 12/1/2032 (a)	360,000	362,426
4.00%, 12/1/2030 (a)	135,000	142,399
Series B, 5.00%, 9/1/2021	705,000	766,864
Series B, 5.00%, 9/1/2023	3,400,000	3,861,414
Series B, 5.00%, 9/1/2025	100,000	117,027
Series C, 5.00%, 9/1/2032	1,350,000	1,540,944
Series C, 5.00%, 9/1/2034	145,000	164,532
California, State Infrastructure & Economic Development Bank Revenue Series A, 5.00%, 10/1/2041	400,000	455,896
Series A, 5.00%, 11/1/2021	3,180,000	3,483,563
Campbell Union High School District, Revenue:
Series B, 5.00%, 8/1/2035	150,000	172,599
Series B, 5.00%, 8/1/2036	150,000	172,032
Capistrano, Unified School District, Special Tax 3.00%, 9/1/2025	110,000	110,751
Centinela Valley, CA, Union High School District, General Obligation:
Series B, 4.00%, 8/1/2047 (b)	475,000	485,892
Series B, 4.00%, 8/1/2050 (b)	100,000	101,611
Cerritos, CA, Community College District, General Obligation:
5.00%, 8/1/2020	100,000	105,883
Series B, 4.00%, 8/1/2043	250,000	256,545
Chabot-Las Positas, CA, Community College District, General Obligation:
4.00%, 8/1/2033	1,015,000	1,071,535
Series A, 4.00%, 8/1/2047	320,000	327,648

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Coast, CA, Community College District, General Obligation 5.00%, 8/1/2029	$ 400,000	$ 464,600
Contra Costa, CA, Transportation Authority Sales Tax Revenue:
Series A, 5.00%, 3/1/2032	270,000	308,048
Series B, 5.00%, 3/1/2026	2,400,000	2,871,864
Series B, 5.00%, 3/1/2028	3,000,000	3,613,830
Contra Costa, CA, Water District Revenue Series R, 5.00%, 10/1/2019	160,000	165,264
Coronado, Community Development Agency Successor Agency Series A, 5.00%, 9/1/2033 (c)	5,000,000	5,616,300
Corona-Norco, CA, Unified School District, General Obligation Series B, 4.00%, 8/1/2043	150,000	153,674
Cupertino, CA, Union School District, General Obligation:
Series B, 4.00%, 8/1/2037	200,000	208,876
Series B, 5.00%, 8/1/2035	175,000	197,682
Series B, 5.00%, 8/1/2036	300,000	338,364
Desert Sands, CA, Unified School District, General Obligation 5.00%, 8/1/2042	3,300,000	3,683,163
Desert, CA, Community College District, General Obligation 5.00%, 8/1/2035	360,000	411,887
East Bay, CA, Municipal Utility District, Water System Revenue:
Series A, 5.00%, 6/1/2028	1,725,000	2,014,662
Series A, 5.00%, 6/1/2032	100,000	113,180
Series A, 5.00%, 6/1/2033	120,000	135,478
Series A, 5.00%, 6/1/2035	225,000	252,756
Series A, 5.00%, 6/1/2037	7,160,000	8,148,581
Series B, 5.00%, 6/1/2029	1,445,000	1,802,753
Series B, 5.00%, 6/1/2030	160,000	181,994
Series C, 5.00%, 6/1/2044	2,500,000	2,779,200
East Side,CA, Union High School District, General Obligation Series E, 5.00%, 8/1/2028	125,000	147,485
Eastern, CA, Municipal Water District Financing Authority Revenue:
Series B, 5.00%, 7/1/2032	230,000	266,225
Series D, 5.00%, 7/1/2047	2,500,000	2,826,600
Eastern, CA, Municipal Water District Revenue Series A, 5.00%, 7/1/2042	650,000	733,492
El Dorado, CA, Irrigation District, Water Agency Revenue:
Series C, 5.00%, 3/1/2032	390,000	449,612
Series C, 5.00%, 3/1/2035	570,000	650,957
Security Description	Principal Amount	Value
Elk Grove, Unified School District COPs, 3.00%, 2/1/2034	$ 100,000	$ 91,540
Emeryville, CA, Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2023 (b)	100,000	113,171
Fontana, CA, Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 5.00%, 10/1/2029	100,000	118,702
Series A, 5.00%, 10/1/2031	340,000	399,129
Foothill-De Anza Community College District, General Obligation:
2.13%, 8/1/2040 (a)	745,000	687,397
5.00%, 8/1/2027	230,000	269,834
5.00%, 8/1/2028	140,000	163,764
5.00%, 8/1/2035	1,005,000	1,134,092
Fremont, CA, Union High School District, General Obligation 5.00%, 8/1/2022	175,000	195,153
Fremont, CA, Union High School District, Santa Clara County, General Obligation 5.00%, 8/1/2021	340,000	370,083
Garden Grove, CA, Unified School District, General Obligation Series C, 5.00%, 8/1/2035	250,000	278,748
Grossmont-Cuyamaca, CA, Community College District, General Obligation Series B, 5.00%, 8/1/2044	4,420,000	5,074,248
Imperial, CA, Irrigation District Electric System Revenue:
Series B-1, 5.00%, 11/1/2046	4,410,000	4,947,799
Series C, 5.00%, 11/1/2030	135,000	156,053
Series C, 5.00%, 11/1/2036	100,000	113,468
Irvine Ranch, CA, Water District 5.25%, 2/1/2046	1,500,000	1,740,720
Livermore Valley, CA, Joint Unified School District, General Obligation 3.00%, 8/1/2046	230,000	197,140
Long Beach, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2041	4,640,000	4,800,730
Long Beach, CA, Harbor Revenue Series C, 5.00%, 5/15/2047	100,000	113,704
Los Angeles, CA, Community College District, General Obligation:
4.00%, 8/1/2038	500,000	520,805
5.00%, 8/1/2036	430,000	492,836
Series A, 5.00%, 8/1/2021	100,000	108,877
Series A, 5.00%, 8/1/2023	235,000	268,116
Series A, 5.00%, 8/1/2026	215,000	248,531

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2028	$ 515,000	$ 591,967
Series A, 5.00%, 8/1/2029	345,000	395,342
Series A, 5.00%, 8/1/2030	3,570,000	4,076,297
Series A, 5.00%, 8/1/2031	2,975,000	3,386,472
Series G, 4.00%, 8/1/2039	350,000	363,640
Series I, 4.00%, 8/1/2034	170,000	180,681
Series J, 4.00%, 8/1/2025	250,000	279,230
Series J, 4.00%, 8/1/2036	400,000	422,540
Series J, 4.00%, 8/1/2039	480,000	500,674
Los Angeles, CA, Department of Airports Revenue Series C, 5.00%, 5/15/2038	260,000	290,670
Los Angeles, CA, Department of Water & Power Revenue:
5.00%, 7/1/2037	100,000	114,433
Series A, 5.00%, 7/1/2020	135,000	142,514
Series A, 5.00%, 7/1/2027	150,000	177,438
Series A, 5.00%, 7/1/2028	250,000	298,570
Series A, 5.00%, 7/1/2030	520,000	592,800
Series A, 5.00%, 7/1/2031	390,000	458,114
Series A, 5.00%, 7/1/2032	715,000	840,661
Series A, 5.00%, 7/1/2036	3,000,000	3,447,180
Series A, 5.00%, 7/1/2039	1,420,000	1,581,525
Series A, 5.00%, 7/1/2040	1,670,000	1,879,084
Series A, 5.00%, 7/1/2043	1,000,000	1,144,770
Series A, 5.00%, 7/1/2044	3,000,000	3,397,860
Series A, 5.00%, 7/1/2046	2,950,000	3,303,056
Series A, 5.00%, 7/1/2048	1,000,000	1,139,620
Series B, 5.00%, 7/1/2021	140,000	152,306
Series B, 5.00%, 7/1/2025	100,000	118,152
Series B, 5.00%, 7/1/2026	100,000	113,131
Series B, 5.00%, 7/1/2027	100,000	112,890
Series B, 5.00%, 7/1/2028	320,000	376,195
Series B, 5.00%, 7/1/2029	100,000	116,907
Series B, 5.00%, 7/1/2030	105,000	117,777
Series B, 5.00%, 7/1/2032	450,000	504,752
Series B, 5.00%, 7/1/2034	555,000	635,347
Series B, 5.00%, 7/1/2035	1,000,000	1,110,270
Series B, 5.00%, 7/1/2036	100,000	113,563
Series B, 5.00%, 7/1/2042	230,000	258,476
Series B, 5.00%, 7/1/2043	210,000	231,313
Series B, 5.00%, 7/1/2045	2,455,000	2,750,508
Series C, 5.00%, 7/1/2027	175,000	201,108
Series C, 5.00%, 7/1/2034	100,000	116,706
Series C, 5.00%, 7/1/2042	595,000	679,050
Series D, 4.00%, 7/1/2023	445,000	487,217
Series D, 5.00%, 7/1/2022	300,000	334,512
Series D, 5.00%, 7/1/2029	135,000	154,123
Series D, 5.00%, 7/1/2032	180,000	203,841
Series D, 5.00%, 7/1/2033	1,035,000	1,169,136
Series D, 5.00%, 7/1/2039	2,640,000	2,940,300
Series E, 5.00%, 7/1/2035	145,000	162,967
Series E, 5.00%, 7/1/2039	310,000	345,263
Los Angeles, CA, Department of Water Revenue Series B, 5.00%, 7/1/2020	115,000	121,483
Security Description	Principal Amount	Value
Los Angeles, CA, Facilities, Inc. Revenue:
5.00%, 12/1/2035	$ 1,405,000	$ 1,634,830
5.00%, 12/1/2038	1,925,000	2,210,920
Los Angeles, CA, Harbor Department Revenue Series B, 5.00%, 8/1/2039	125,000	140,123
Los Angeles, CA, Metropolitan Transportation Authority Revenue:
4.00%, 7/1/2030	7,525,000	8,071,315
Series A, 4.00%, 6/1/2034	110,000	117,245
Series A, 5.00%, 6/1/2020	175,000	184,105
Series A, 5.00%, 7/1/2022	100,000	111,274
Series A, 5.00%, 6/1/2026	100,000	119,879
Series A, 5.00%, 6/1/2034	195,000	225,855
Series A, 5.00%, 6/1/2037	130,000	149,019
Series B, 5.00%, 7/1/2030	140,000	157,104
Series D, 4.00%, 12/1/2034	215,000	226,913
Los Angeles, CA, Public Works Financing Authority Revenue:
Series D, 4.00%, 12/1/2036	665,000	694,892
Series D, 4.00%, 12/1/2040	325,000	333,752
Series D, 5.00%, 12/1/2028	1,975,000	2,299,769
Series D, 5.00%, 12/1/2030	330,000	380,520
Series D, 5.00%, 12/1/2045	2,610,000	2,924,505
Los Angeles, CA, Redevelopment Authority, Tax Allocation:
Series A, 4.00%, 8/1/2040	220,000	224,209
Series C, 5.00%, 12/1/2027 (b)	225,000	259,441
Series C, 5.25%, 12/1/2025 (b)	3,505,000	4,140,106
Los Angeles, CA, Sanitation Districts Financing Authority Revenue 5.00%, 10/1/2029	100,000	116,306
Los Angeles, CA, Solid Waste Resources Revenue:
Series A, 4.00%, 2/1/2032	405,000	444,654
Series A, 5.50%, 2/1/2020	105,000	110,168
Los Angeles, CA, Unified School District, General Obligation:
Series A, 3.50%, 7/1/2036	160,000	160,280
Series A, 4.00%, 7/1/2040	2,035,000	2,106,734
Series A, 5.00%, 7/1/2020	225,000	237,323
Series A, 5.00%, 7/1/2021	2,685,000	2,912,715
Series A, 5.00%, 7/1/2022	1,190,000	1,322,780
Series A, 5.00%, 7/1/2023	3,250,000	3,690,960
Series A, 5.00%, 7/1/2026	265,000	316,537
Series A, 5.00%, 7/1/2028	180,000	194,510
Series A, 5.00%, 7/1/2029	225,000	243,011
Series A, 5.00%, 7/1/2030	135,000	145,769
Series A, 5.00%, 7/1/2031	645,000	695,916
Series A, 5.00%, 7/1/2032	460,000	495,797
Series A, 5.00%, 7/1/2040	190,000	213,788
Series B, 3.00%, 7/1/2031	520,000	511,846
Series B, 3.00%, 7/1/2032	185,000	180,301
Series B, 5.00%, 7/1/2020	100,000	105,477
Series B, 5.00%, 7/1/2021	2,520,000	2,733,721

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2022	$ 250,000	$ 277,895
Series B, 5.00%, 7/1/2024	130,000	150,383
Series B, 5.00%, 7/1/2028	250,000	297,250
Series B-1, 5.00%, 7/1/2027	485,000	587,350
Series B-1, 5.00%, 7/1/2033	255,000	300,642
Series B-1, 5.00%, 7/1/2036	1,000,000	1,164,810
Series B-1, 5.00%, 7/1/2037	500,000	578,895
Series C, 5.00%, 7/1/2021	2,530,000	2,744,569
Series C, 5.00%, 7/1/2023	155,000	176,030
Series C, 5.00%, 7/1/2024	195,000	225,574
Series C, 5.00%, 7/1/2025	205,000	236,781
Series C, 5.00%, 7/1/2026	300,000	345,282
Series C, 5.00%, 7/1/2027	190,000	218,568
Series D, 5.00%, 7/1/2021	2,700,000	2,928,987
Los Angeles, CA, Wastewater System Revenue:
Series B, 5.00%, 6/1/2034	1,110,000	1,266,887
Series B, 5.00%, 6/1/2035	340,000	375,295
Series B, 5.00%, 6/1/2039	240,000	276,768
Los Rios, CA, Community College District, General Obligation 4.00%, 8/1/2035	250,000	264,088
Manteca, CA, Unified School District, General Obligation Series A, 4.00%, 8/1/2045	370,000	380,460
Marin, CA, Healthcare District, General Obligation Series A, 4.00%, 8/1/2047	2,800,000	2,875,432
Metropolitan Water District of Southern California Revenue:
Series A, 4.00%, 7/1/2045	1,500,000	1,537,395
Series A, 5.00%, 7/1/2034	140,000	161,958
Milpitas, CA, Redevelopment Agency Successor Agency, Tax Allocation:
5.00%, 9/1/2022	145,000	161,353
5.00%, 9/1/2023	440,000	499,932
5.00%, 9/1/2027	385,000	443,909
Monterey Peninsula, CA, Community College District, General Obligation:
Zero Coupon, 8/1/2027	205,000	159,533
Zero Coupon, 8/1/2029	240,000	170,899
Zero Coupon, 8/1/2030	300,000	203,919
Zero Coupon, 8/1/2031	160,000	103,552
Mount San Antonio, CA, Community College District, General Obligation Series 2013A, 5.00%, 8/1/2034	280,000	312,738
Mountain, CA, View Los Altos Union High School District, Genral Obligation Series A, 4.00%, 8/1/2034	1,245,000	1,335,773
Newport Mesa, Unified School District, General Obligation:
Zero Coupon, 8/1/2039	100,000	44,003
Security Description	Principal Amount	Value
Zero Coupon, 8/1/2043	$ 5,000,000	$ 1,825,200
Zero Coupon, 8/1/2044	4,500,000	1,565,415
Oakland Alameda County, CA, Unified School District, General Obligation:
5.00%, 8/1/2020	185,000	195,608
5.00%, 8/1/2022 (b)	350,000	389,484
5.00%, 8/1/2023 (b)	100,000	113,696
5.00%, 8/1/2025	515,000	605,259
5.00%, 8/1/2025 (b)	150,000	176,289
5.00%, 8/1/2027	625,000	742,319
5.00%, 8/1/2027 (b)	330,000	383,972
6.63%, 8/1/2038	210,000	237,833
Series A, 5.00%, 8/1/2030	175,000	201,360
Series A, 5.00%, 8/1/2031	150,000	172,089
Series A, 5.00%, 8/1/2032	150,000	171,686
Series A, 5.00%, 8/1/2040	100,000	112,331
Orange County, CA, Sanitation District Wastewater Revenue:
Series A, 5.00%, 2/1/2030	120,000	140,502
Series A, 5.00%, 2/1/2035	1,955,000	2,224,262
Series A, 5.00%, 2/1/2037	110,000	124,766
Orange County, CA, Water District Revenue Series A, 5.00%, 8/15/2034	115,000	134,786
Oxnard, CA, School District, General Obligation Series A, 5.00%, 8/1/2041	350,000	395,241
Palomar, CA, Community College District, General Obligation 5.00%, 5/1/2030	100,000	115,474
Peralta, CA, Community College District, General Obligation, Election of 2006 Series D, 4.00%, 8/1/2039	5,400,000	5,592,456
Rancho Cucamonga Redevelopment Agency Successor Agency:
5.00%, 9/1/2022 (b)	1,090,000	1,211,197
5.00%, 9/1/2028 (b)	425,000	482,566
Riverside County, CA, Transportation Commission, Sales Tax Revenue:
Series A, 2.00%, 6/1/2029	175,000	156,681
Series A, 5.00%, 6/1/2036	4,055,000	4,679,592
Riverside, CA, Community College District Foundation, General Obligation 5.00%, 8/1/2029	1,255,000	1,445,735
Sacramento, CA, County Sanitation Districts Financing Authority Revenue:
Series A, 5.00%, 12/1/2031	375,000	425,483
Series A, 5.00%, 12/1/2032	120,000	136,019
Series A, 5.00%, 12/1/2033	440,000	497,495
Sacramento, CA, Municipal Utility District, Electricity Revenue:

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/2028	$ 380,000	$ 442,996
Series D, 5.00%, 8/15/2023	2,740,000	3,134,587
Series E, 5.00%, 8/15/2028	145,000	178,524
Sacramento, CA, Municipal Utility District, Financing Authority Revenue 5.00%, 7/1/2020	105,000	110,844
San Antonio, CA, Community College District, General Obligation:
Series A, 6.25%, 8/1/2043	2,260,000	1,850,307
Series B, 4.00%, 8/1/2043	190,000	196,238
San Diego County, CA, Public Facilities Financing Authority, Revenue:
5.00%, 10/15/2026	130,000	152,589
5.00%, 10/15/2027	515,000	602,298
5.00%, 10/15/2028	255,000	296,968
5.00%, 10/15/2031	345,000	395,536
San Diego County, CA, Public Facilities Financing Authority, Sewer Revenue:
4.00%, 5/15/2026	200,000	221,800
5.00%, 5/15/2023	160,000	182,290
5.00%, 5/15/2027	175,000	204,440
Series A, 4.00%, 5/15/2021	465,000	492,770
Series A, 5.00%, 5/15/2027	320,000	380,800
Series A, 5.00%, 5/15/2029	130,000	152,712
Series A, 5.00%, 5/15/2034	2,920,000	3,379,637
Series A, 5.00%, 5/15/2039	100,000	114,041
Series B, 5.00%, 8/1/2029	100,000	117,676
San Diego County, CA, Regional Building Authority Revenue Series A, 5.00%, 10/15/2035	200,000	227,648
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue:
Series A, 4.75%, 4/1/2048	355,000	387,962
Series A, 5.00%, 4/1/2026	185,000	211,890
Series A, 5.00%, 4/1/2027	270,000	322,194
Series A, 5.00%, 4/1/2028	125,000	142,474
Series A, 5.00%, 4/1/2029	715,000	813,363
Series A, 5.00%, 4/1/2030	120,000	140,932
Series A, 5.00%, 4/1/2032	145,000	168,674
Series A, 5.00%, 4/1/2033	125,000	144,946
Series A, 5.00%, 4/1/2034	100,000	112,547
Series A, 5.00%, 4/1/2037	375,000	420,214
Series A, 5.00%, 4/1/2039	155,000	173,352
Series A, 5.00%, 4/1/2041	100,000	113,482
Series A, 5.00%, 4/1/2048	2,140,000	2,413,192
San Diego County, CA, Water Authority Financing Corp., Revenue:
Series A-GREEN BOND, 5.00%, 5/1/2031	350,000	407,187
Series B, 5.00%, 5/1/2035	4,000,000	4,585,440
Series B, 5.00%, 5/1/2036	100,000	114,124
Series B, 5.00%, 5/1/2037	100,000	113,686
Security Description	Principal Amount	Value
San Diego County, CA, Water Authority Revenue:
Series A, 5.00%, 10/15/2044	$ 215,000	$ 240,067
Series A-GREEN BOND, 5.00%, 5/1/2032	1,520,000	1,761,558
Series A-GREEN BOND, 5.00%, 5/1/2033	1,015,000	1,172,538
San Diego Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 5.00%, 9/1/2021	100,000	109,013
Series A, 5.00%, 9/1/2025	100,000	118,147
San Diego, CA Series A, 5.00%, 10/15/2027	220,000	251,830
San Diego, CA, Community College District, General Obligation:
4.00%, 8/1/2028	175,000	193,428
4.00%, 8/1/2029	400,000	438,540
4.00%, 8/1/2032	1,500,000	1,616,970
5.00%, 8/1/2025	710,000	838,382
5.00%, 8/1/2027	160,000	190,538
5.00%, 8/1/2029	235,000	277,822
5.00%, 8/1/2031	220,000	255,428
5.00%, 8/1/2041	190,000	216,478
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue Series A, 5.00%, 5/15/2021	100,000	108,525
San Diego, CA, Unified School District, General Obligation:
Series F, 5.00%, 7/1/2040	135,000	152,962
Series F, 5.00%, 7/1/2045	150,000	169,368
Series I, Zero Coupon, 7/1/2034	220,000	119,827
Series I, Zero Coupon, 7/1/2036	2,865,000	1,418,003
Series I, Zero Coupon, 7/1/2037	405,000	190,860
Series I, Zero Coupon, 7/1/2039	690,000	295,969
Series I, 4.00%, 7/1/2047	1,000,000	1,028,230
Series I, 5.00%, 7/1/2047	400,000	455,192
Series R-3, 5.00%, 7/1/2020	150,000	158,243
Series R-3, 5.00%, 7/1/2022	195,000	216,984
Series R-4, 5.00%, 7/1/2024	235,000	272,398
Series R-4, 5.00%, 7/1/2028	240,000	278,810
Series R-5, 5.00%, 7/1/2029	235,000	277,589
Series SENIOR-1, 4.00%, 7/1/2033	100,000	107,149
San Francisco, CA, Bay Area Rapid Transit District, General Obligation:
Series A, 5.00%, 8/1/2047	105,000	121,005
Series C, 5.00%, 8/1/2029	120,000	134,671
Series C, 5.00%, 8/1/2031	110,000	123,021
Series D, 5.00%, 8/1/2029	160,000	185,186

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
San Francisco, CA, Bay Area Rapid Transit District, Sales Tax Revenue Series A, 5.00%, 7/1/2031	$ 70,000	$ 77,784
San Francisco, CA, City & County:
5.00%, 4/1/2020	110,000	115,260
COPs, 4.00%, 4/1/2045	100,000	101,730
Series R1, 4.00%, 9/1/2039	535,000	548,182
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue:
5.00%, 10/1/2029	100,000	116,376
Series C, 2.13%, 10/1/2048 (a)	3,000,000	2,985,180
San Francisco, CA, City & County Public Utilities Commission, Water Revenue 5.00%, 11/1/2032	100,000	113,909
San Francisco, CA, City & County, General Obligation:
Series A, 4.00%, 6/15/2033	1,500,000	1,584,480
Series A, 4.00%, 6/15/2034	1,990,000	2,090,336
Series A, 4.00%, 6/15/2035	1,350,000	1,411,573
Series A, 5.00%, 6/15/2023	200,000	221,456
Series R1, 4.00%, 6/15/2030	650,000	691,503
Series R1, 5.00%, 6/15/2020	400,000	421,704
Series R1, 5.00%, 6/15/2027	325,000	366,363
San Francisco, CA, Public Utilities Commission, Water Revenue:
4.00%, 11/1/2030	105,000	113,737
5.00%, 11/1/2020	160,000	170,406
5.00%, 11/1/2024	135,000	157,488
5.00%, 11/1/2028	170,000	201,465
Series B, 5.00%, 11/1/2041	1,400,000	1,559,474
Series B, 5.00%, 11/1/2042	700,000	778,505
Series B, 5.00%, 11/1/2043	1,070,000	1,188,117
Series B, 5.00%, 11/1/2044	2,300,000	2,549,849
Series B, 5.00%, 11/1/2045	6,500,000	7,194,655
Series B, 5.00%, 11/1/2047	6,590,000	7,286,563
San Francisco, CA, Transportation Authority Revenue 3.00%, 2/1/2034	1,845,000	1,722,141
San Francisco, CA, Unified School District, General Obligation:
Series B, 5.00%, 6/15/2021	135,000	146,493
Series F&C, 5.00%, 6/15/2028	100,000	113,662
San Joaquin, CA COPs, 4.00%, 11/15/2030 (b)	125,000	133,055
San Joaquin, CA, Delta Community College District, General Obligation:
Series A, 5.00%, 8/1/2026	140,000	163,860
Series A, 5.00%, 8/1/2027	270,000	314,901
Security Description	Principal Amount	Value
San Joaquin, CA, Transportation Authority Revenue 5.00%, 3/1/2036	$ 150,000	$ 173,850
San Jose, CA, Evergreen Community College District, General Obligation:
5.00%, 9/1/2024	130,000	150,861
Series A, 5.00%, 9/1/2028	220,000	251,486
San Jose, Redevelopment Agency Successor Agency, Tax Allocation:
Series B, 5.00%, 8/1/2026	3,785,000	4,528,374
Series B, 5.00%, 8/1/2027	1,075,000	1,300,943
San Marcos, CA, Unified School District, General Obligation:
4.00%, 8/1/2037	200,000	208,150
5.00%, 8/1/2035	350,000	401,303
5.00%, 8/1/2036	350,000	399,560
Series C, 5.00%, 8/1/2040	150,000	165,605
San Mateo County, CA, Community College District, General Obligation:
5.00%, 9/1/2029	130,000	148,915
5.00%, 9/1/2033	300,000	341,163
5.00%, 9/1/2034	100,000	113,486
Series A, 2.50%, 9/1/2040 (a)	100,000	100,359
San Mateo County, CA, Joint Powers Financing Authority Revenue 5.00%, 6/15/2024	280,000	323,254
San Mateo County, CA, Transportation Authority Revenue:
Series A, 5.00%, 6/1/2027	230,000	268,776
Series A, 5.00%, 6/1/2029	130,000	150,696
Series A, 5.00%, 6/1/2030	160,000	184,939
Santa Clara County, CA, Financing Authority Revenue:
Series Q, 2.50%, 5/15/2029	140,000	130,414
Series Q, 4.00%, 5/15/2031	1,815,000	1,915,369
Series Q, 4.00%, 5/15/2033	300,000	314,754
Santa Clara County, CA, General Obligation:
3.25%, 8/1/2039	150,000	143,196
Series C, 3.00%, 8/1/2035	250,000	239,118
Santa Monica Community College District, General Obligation:
Series A, 4.00%, 8/1/2039	2,350,000	2,452,906
Series A, 5.00%, 8/1/2043	1,750,000	2,033,045
Sequoia, CA, Union High School District, General Obligation 5.00%, 7/1/2027	150,000	177,999
Solano County, CA, Junior College District, General Obligation 5.00%, 8/1/2028	260,000	293,054

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Southern California Water Replenishment District Financing Authority Revenue 5.00%, 8/1/2041	$ 260,000	$ 292,573
Southern, CA, Public Power Authority Revenue:
Series A, 5.00%, 7/1/2023	3,725,000	4,030,487
Series A, 5.00%, 7/1/2025	545,000	589,085
Series A, 5.00%, 7/1/2027	130,000	140,335
Series A, 5.00%, 7/1/2032	480,000	543,576
Series C, 5.00%, 7/1/2027	110,000	126,841
Southwestern, CA, Community College District, General Obligation Series A, 4.00%, 8/1/2047	130,000	132,614
Sweetwater, CA, Union High School District, General Obligation Series B, 3.38%, 8/1/2040 (b)	125,000	116,809
Torrance, CA, Unified School District, General Obligation 5.00%, 8/1/2038	200,000	223,480
University of California, Revenue:
Series A, 3.00%, 11/1/2033	250,000	239,703
Series A, 3.13%, 11/1/2036	225,000	210,845
Series A, 4.00%, 11/1/2035	300,000	316,242
Series A, 4.00%, 11/1/2037	250,000	261,475
Series A, 4.00%, 11/1/2038	1,080,000	1,127,369
Series A, 4.00%, 11/1/2043	330,000	341,939
Series A, 4.00%, 11/1/2045	1,050,000	1,088,209
Series A, 5.00%, 11/1/2019	1,560,000	1,614,007
Series A, 5.00%, 11/1/2020	460,000	490,406
Series A, 5.00%, 11/1/2028	120,000	141,688
Series A, 5.00%, 11/1/2029	255,000	292,610
Series A, 5.00%, 11/1/2030	3,040,000	3,498,600
Series A, 5.00%, 11/1/2031	205,000	240,721
Series A, 5.00%, 11/1/2032	1,300,000	1,480,375
Series A, 5.00%, 11/1/2033	350,000	396,956
Series A, 5.00%, 11/1/2034	225,000	254,509
Series A, 5.00%, 11/1/2035	5,150,000	6,054,153
Series A, 5.00%, 11/1/2036	1,340,000	1,537,539
Series A, 5.00%, 11/1/2041	1,940,000	2,174,740
Series A, 5.00%, 11/1/2043	120,000	134,392
Series A, 5.00%, 11/1/2045	3,300,000	3,689,862
Series AI, 5.00%, 5/15/2032	295,000	328,615
Series AI, 5.00%, 5/15/2033	2,930,000	3,257,076
Series AI, 5.00%, 5/15/2034	740,000	821,237
Series AI, 5.00%, 5/15/2038	1,225,000	1,351,040
Series AK, 5.00%, 5/15/2048 (a)	745,000	842,431
Series AM, 5.00%, 5/15/2025	250,000	289,095
Series AM, 5.00%, 5/15/2026	450,000	517,793
Series AM, 5.00%, 5/15/2027	200,000	229,444
Series AM, 5.00%, 5/15/2028	675,000	772,072
Series AM, 5.00%, 5/15/2029	210,000	239,366
Series AM, 5.25%, 5/15/2030	100,000	115,123
Series AM, 5.25%, 5/15/2031	150,000	172,260
Series AO, 5.00%, 5/15/2025	2,195,000	2,589,398
Security Description	Principal Amount	Value
Series AO, 5.00%, 5/15/2026	$ 110,000	$ 129,170
Series AO, 5.00%, 5/15/2028	425,000	492,813
Series AO, 5.00%, 5/15/2032	100,000	114,375
Series AO, 5.00%, 5/15/2040	110,000	123,537
Series AR, 4.00%, 5/15/2037	755,000	787,223
Series AR, 5.00%, 5/15/2030	580,000	677,388
Series AR, 5.00%, 5/15/2032	120,000	138,710
Series AR, 5.00%, 5/15/2041	495,000	555,519
Series AR, 5.00%, 5/15/2046	620,000	692,689
Series AT, 1.40%, 5/15/2046 (a)	115,000	112,469
Series AV, 4.00%, 5/15/2045	2,030,000	2,098,776
Series AV, 5.25%, 5/15/2047	2,500,000	2,883,300
Series AZ, 5.00%, 5/15/2043	5,200,000	5,951,036
Series B-2, 4.00%, 11/1/2049 (a)	100,000	104,618
Series B-3, 4.00%, 11/1/2051 (a)	350,000	375,407
Series I, 4.00%, 5/15/2045	200,000	204,786
Series I, 5.00%, 5/15/2022	605,000	670,963
Series I, 5.00%, 5/15/2027	145,000	168,329
Series I, 5.00%, 5/15/2028	500,000	578,450
Series I, 5.00%, 5/15/2030	180,000	206,699
Series I, 5.00%, 5/15/2031	335,000	383,374
Series I, 5.00%, 5/15/2032	145,000	165,560
Series K, 4.00%, 5/15/2036	265,000	277,036
Series K, 4.00%, 5/15/2046	315,000	322,267
Series K, 5.00%, 5/15/2031	460,000	530,697
Series K, 5.00%, 5/15/2033	300,000	343,224
Series K, 5.00%, 5/15/2051	645,000	717,395
Series M, 5.00%, 5/15/2030	200,000	235,158
Series M, 5.00%, 5/15/2032	295,000	343,651
Series M, 5.00%, 5/15/2036	250,000	285,883
Series M, 5.00%, 5/15/2042	500,000	564,100
Series M, 5.00%, 5/15/2047	260,000	291,671
Series M, 5.00%, 5/15/2052	650,000	725,569
Series O, 5.00%, 5/15/2039	2,200,000	2,519,704
Series O, 5.00%, 5/15/2048	100,000	113,030
Ventura County, CA, Community College District, General Obligation 3.13%, 8/1/2031	290,000	288,321
Victor Valley, CA, Community College District, General Obligation Series C, 4.00%, 8/1/2032	450,000	476,667
Washington CA, Township Health Care District, General Obligation Series B, 3.75%, 8/1/2040	275,000	276,639
West Basin, CA, Municipal Water District Revenue Series A, 5.00%, 8/1/2029	165,000	192,108
West Contra, CA, Costa Unified School District, General Obligation:
Series A, 5.00%, 8/1/2030	200,000	229,992
Series A, 5.00%, 8/1/2031	295,000	338,639

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2042	$ 100,000	$ 111,065
Series C, 4.00%, 8/1/2054	100,000	101,732
West Hollywood, CA, Public Financing Authority Revenue 4.00%, 4/1/2046	1,970,000	2,022,678
West Valley-Mission Community College District, CA, General Obligation:
Series B, 4.00%, 8/1/2034	250,000	266,923
Series C, 4.00%, 8/1/2032	5,000,000	5,389,900
Series C, 4.00%, 8/1/2034	3,065,000	3,266,370
Yosemite, CA, Community College District, General Obligation 5.00%, 8/1/2028	195,000	227,294
		541,263,483
COLORADO — 1.7%
Adams & Arapahoe, Joint School District 28J Aurora, General Obligation:
Series A, 5.00%, 12/1/2030	1,145,000	1,324,044
Series A, 5.00%, 12/1/2031	485,000	558,929
Adams & Weld Counties, CO, School District No. 27J, General Obligation 5.00%, 12/1/2033	250,000	284,425
Adams, CO, 12 Five Star Schools, General Obligation Series B, 5.00%, 12/15/2027	1,920,000	2,252,160
Adams, CO, County School District No.1, General Obligation 5.00%, 12/1/2036	350,000	394,933
Aurora, CO, Water Revenue:
2.00%, 8/1/2046 (a)	1,805,000	1,568,834
5.00%, 8/1/2036	125,000	140,931
5.00%, 8/1/2046	880,000	983,101
Board of Water Commissioners City & County of Denver Revenue Series A, 4.00%, 9/15/2042	1,500,000	1,551,360
Boulder Larimer & Weld Counties, State Vrain Valley School District Re1J, General Obligation:
Series A, 5.00%, 12/15/2028	140,000	160,944
Series C, 5.00%, 12/15/2028	1,800,000	2,102,724
Boulder Valley, School District No Re-2 Boulder, General Obligation:
5.00%, 12/1/2041	760,000	849,703
Series A, 5.00%, 12/1/2038	1,195,000	1,352,716
Series A, 5.00%, 12/1/2042	245,000	276,152
Series B, 4.00%, 12/1/2027	130,000	143,608
Colorado Springs, CO, Utilities System Revenue:
Series A, 5.00%, 11/15/2044	110,000	122,538
Series A-1, 5.00%, 11/15/2023	530,000	599,547
Security Description	Principal Amount	Value
Series A-2, 5.00%, 11/15/2039	$ 100,000	$ 111,695
Colorado, Higher Education Series A, 5.00%, 11/1/2025	505,000	579,392
Colorado, State Board of Governors University Enterprise System Revenue:
Series A, 4.00%, 3/1/2040	1,150,000	1,174,207
Series A, 4.00%, 3/1/2044	500,000	509,005
Series E, 5.00%, 3/1/2038	335,000	373,944
Colorado, State Building Excellent Schools Today:
5.00%, 3/15/2029	1,000,000	1,173,430
Series K, 5.00%, 3/15/2031	275,000	315,791
Colorado, State Cops 5.00%, 12/15/2030	5,000,000	5,839,600
Colorado, State Higher Education Capital Construction Lease Purchase Program:
Series A, 5.00%, 11/1/2020	125,000	132,366
Series A, 5.00%, 11/1/2024	190,000	215,260
Danver, CO, City & County, Revenue:
Series A, 4.00%, 8/1/2046	350,000	353,741
Series A, 5.00%, 8/1/2022	300,000	330,456
Series A, 5.00%, 8/1/2024	360,000	410,634
Series A, 5.00%, 8/1/2027	150,000	173,855
Series A, 5.00%, 8/1/2042	1,025,000	1,140,599
Series A-2, Zero Coupon, 8/1/2038	3,000,000	1,309,500
Series A-2, Zero Coupon, 8/1/2039	3,000,000	1,250,580
Denver, CO, City & County School District No. 1, General Obligation:
5.00%, 12/1/2025	1,225,000	1,425,569
5.00%, 12/1/2029	255,000	297,299
Series A, 5.50%, 12/1/2024	260,000	306,244
Series A, 5.50%, 12/1/2028	100,000	123,049
El Paso, CO, County School District No. 20 Academy, General Obligation:
5.00%, 12/15/2029	115,000	133,881
5.00%, 12/15/2031	1,130,000	1,304,754
Mesa County, CO, Valley School District No. 51 Grand Junction, General Obligation:
5.00%, 12/1/2029	200,000	234,986
5.00%, 12/1/2030	150,000	175,580
5.25%, 12/1/2032	100,000	119,232
5.25%, 12/1/2033	250,000	296,970
5.50%, 12/1/2035	160,000	191,834
5.50%, 12/1/2037	500,000	593,750
Platte River Power Authority Revenue Series JJ, 4.00%, 6/1/2026	355,000	388,292
Regional, CO, Transportation District:
5.00%, 6/1/2023	320,000	335,517

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
COPs, 4.00%, 6/1/2040	$ 130,000	$ 132,049
Series A, 5.00%, 6/1/2025	130,000	143,495
Series A, 5.00%, 6/1/2032	205,000	223,458
Series A, 5.00%, 6/1/2039	185,000	200,063
Series A, COPs, 5.00%, 6/1/2025	140,000	154,533
Regional, CO, Transportation District, Revenue:
Series B, 4.00%, 11/1/2036	500,000	519,295
Series B, 5.00%, 11/1/2034	100,000	115,363
University of California, Revenue Series A, 5.00%, 6/1/2035	275,000	313,426
University of Colorado, Revenue:
4.00%, 6/1/2038	415,000	430,807
Series A, 5.00%, 6/1/2038	265,000	302,028
Series A, 5.00%, 6/1/2039	235,000	267,837
Series A-2, 3.00%, 6/1/2033	75,000	71,057
Series A-2, 4.00%, 6/1/2035	2,500,000	2,628,900
Series A-2, 4.00%, 6/1/2038	505,000	523,432
Series A-2, 5.00%, 6/1/2023	275,000	309,075
Series A-2, 5.00%, 6/1/2026	435,000	511,734
Series A-2, 5.00%, 6/1/2027	250,000	297,122
Series B-1, 2.25%, 6/1/2027	2,000,000	1,906,920
Series B-1, 2.50%, 6/1/2028	175,000	167,419
Series B-1, 2.75%, 6/1/2029	320,000	309,888
Series B-1, 4.00%, 6/1/2036	105,000	109,792
Weld County, CO, School District No. RE-4, General Obligation 5.25%, 12/1/2041	100,000	114,313
		45,739,667
CONNECTICUT — 0.3%
Connecticut, State Clean Water Fund, Revenue:
Series A, 5.00%, 3/1/2029	50,000	57,364
Series B, 5.00%, 6/1/2026	2,070,000	2,441,482
Connecticut, State Health & Educational Facility Authority Revenue:
Series A, 2.05%, 7/1/2035 (a)	690,000	687,399
Series A-2, 2.00%, 7/1/2042 (a)	455,000	427,368
Series A-2, 5.00%, 7/1/2042 (a)	515,000	566,773
Series B-1, VRN, 5.00%, 7/1/2029 (a)	485,000	509,245
Hartford County, CT, Metropolitan District Clean Water Project Revenue Series A, 5.00%, 11/1/2042	1,000,000	1,088,340
South Central Connecticut Regional Water Authority Revenue:
Series A, 5.00%, 8/1/2043	180,000	193,874
Series B, 4.00%, 8/1/2026	600,000	650,292
Series B, 4.00%, 8/1/2035	210,000	219,620
Series B, 4.00%, 8/1/2036	295,000	307,482
Security Description	Principal Amount	Value
Series B, 5.00%, 8/1/2029	$ 500,000	$ 577,230
		7,726,469
DELAWARE — 0.4%
Delaware, State General Obligation:
3.00%, 3/1/2031	1,035,000	1,017,043
3.00%, 3/1/2032	50,000	48,756
3.13%, 3/1/2033	345,000	338,114
3.25%, 3/1/2035	385,000	375,402
3.25%, 3/1/2037	135,000	128,852
5.00%, 3/1/2020	1,050,000	1,094,583
5.00%, 3/1/2021	145,000	155,234
5.00%, 3/1/2022	100,000	109,608
Series A, 5.00%, 3/1/2022	150,000	164,412
Series A, 5.00%, 1/1/2025	75,000	86,530
Series A, 5.00%, 2/1/2029	495,000	591,490
Series A, 5.00%, 2/1/2032	300,000	354,393
Series A, 5.00%, 2/1/2036	1,000,000	1,163,450
Series B, 5.00%, 7/1/2020	2,000,000	2,103,880
Series B, 5.00%, 7/1/2024	400,000	458,048
Delaware, State Transportation Authority System Revenue 5.00%, 7/1/2027	320,000	374,298
New Castle County, DE, General Obligation:
4.00%, 4/1/2047	295,000	300,540
5.00%, 10/1/2021	1,030,000	1,118,209
5.00%, 10/1/2027	595,000	688,290
5.00%, 10/1/2038	170,000	191,088
		10,862,220
DISTRICT OF COLUMBIA — 1.3%
District of Columbia, General Obligation:
5.00%, 6/1/2034	225,000	258,361
Series A, 4.00%, 6/1/2035	225,000	233,264
Series A, 4.00%, 6/1/2037	705,000	726,862
Series A, 4.00%, 6/1/2041	325,000	331,877
Series A, 5.00%, 6/1/2020	500,000	524,750
Series A, 5.00%, 6/1/2022	625,000	687,418
Series A, 5.00%, 6/1/2023	1,155,000	1,295,933
Series A, 5.00%, 6/1/2024	195,000	218,061
Series A, 5.00%, 6/1/2025	195,000	217,786
Series A, 5.00%, 6/1/2032	330,000	381,648
Series A, 5.00%, 6/1/2033	300,000	345,714
Series A, 5.00%, 6/1/2035	2,280,000	2,608,708
Series A, 5.00%, 6/1/2037	935,000	1,058,079
Series A, 5.00%, 6/1/2038	500,000	558,055
Series A, 5.00%, 6/1/2041	255,000	285,784
Series C, 5.00%, 6/1/2033	240,000	267,202
Series C, 5.00%, 6/1/2038	705,000	777,530
Series D, 4.00%, 6/1/2034	400,000	417,864
Series D, 5.00%, 6/1/2021	310,000	333,414
Series D, 5.00%, 6/1/2022	320,000	351,958
Series D, 5.00%, 6/1/2023	100,000	112,202
Series D, 5.00%, 6/1/2032	505,000	584,038

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series D, 5.00%, 6/1/2035	$ 1,000,000	$ 1,144,170
Series D, 5.00%, 6/1/2036	2,555,000	2,912,411
Series D, 5.00%, 6/1/2038	1,000,000	1,132,790
Series D, 5.00%, 6/1/2041	500,000	563,810
Series D, 5.00%, 6/1/2042	750,000	846,570
Series E, 5.00%, 6/1/2020	125,000	131,188
Series E, 5.00%, 6/1/2021	190,000	204,351
Series E, 5.00%, 6/1/2025	170,000	196,724
Series E, 5.00%, 6/1/2032	145,000	167,330
District of Columbia, Water & Sewer Authority Revenue:
Series A, 3.25%, 10/1/2037	180,000	168,082
Series A, 5.00%, 10/1/2032	300,000	341,526
Series A, 5.00%, 10/1/2034	120,000	135,749
Series A, 5.00%, 10/1/2035	675,000	761,170
Series A, 5.00%, 10/1/2036	470,000	528,327
Series A, 5.00%, 10/1/2039	285,000	318,151
Series A, 5.00%, 10/1/2045	445,000	492,802
Series A, 5.00%, 10/1/2048	1,160,000	1,264,667
Series B, 5.00%, 10/1/2034	290,000	326,752
Series B, 5.00%, 10/1/2043	230,000	261,657
Series B, 5.25%, 10/1/2044	120,000	136,846
Series C, 5.00%, 10/1/2022	125,000	138,273
Series C, 5.00%, 10/1/2025	100,000	114,022
Series C, 5.00%, 10/1/2031	455,000	512,585
Series C, 5.00%, 10/1/2039	2,235,000	2,483,867
Series C, 5.00%, 10/1/2044	265,000	293,432
Washington Metropolitan Area Transit Authority, Revenue:
Series A-1, 5.00%, 7/1/2020	295,000	309,800
Series A-1, 5.00%, 7/1/2024	170,000	193,004
Series A-1, 5.00%, 7/1/2026	250,000	291,272
Series A-1, 5.00%, 7/1/2031	140,000	161,979
Series A-2, 5.00%, 7/1/2033	1,100,000	1,264,461
Series B, 5.00%, 7/1/2020	90,000	94,515
Series B, 5.00%, 7/1/2024	280,000	317,890
Series B, 5.00%, 7/1/2029	150,000	174,933
Series B, 5.00%, 7/1/2030	350,000	406,413
Series B, 5.00%, 7/1/2033	1,350,000	1,551,838
Series B, 5.00%, 7/1/2035	1,400,000	1,597,764
Series B, 5.00%, 7/1/2037	500,000	566,540
		35,084,169
FLORIDA — 3.6%
East Central Regional Wastewater Treatment Facilities Operation Board Revenue 5.00%, 10/1/2039	200,000	229,606
Florida, State Board of Education, General Obligation:
4.00%, 6/1/2031	340,000	368,189
5.00%, 6/1/2027	135,000	157,480
Series A, 3.00%, 6/1/2026	365,000	371,593
Series A, 4.00%, 6/1/2037	225,000	233,962
Series A, 4.00%, 6/1/2038	475,000	492,732
Series A, 5.00%, 6/1/2022	105,000	115,564
Series A, 5.00%, 6/1/2023	130,000	145,863
Series A, 5.00%, 6/1/2024	170,000	193,948
Security Description	Principal Amount	Value
Series B, 5.00%, 6/1/2019	$ 100,000	$ 101,999
Series B, 5.00%, 6/1/2020	250,000	262,040
Series B, 5.00%, 6/1/2022	517,000	569,015
Series B, 5.00%, 6/1/2023	195,000	218,794
Series B, 5.00%, 6/1/2024	550,000	627,478
Series B, 5.00%, 6/1/2027	100,000	113,349
Series B, 5.00%, 6/1/2028	170,000	192,501
Series B, 5.00%, 6/1/2030	135,000	158,043
Series C, 2.63%, 6/1/2037	300,000	246,915
Series C, 3.00%, 6/1/2031	110,000	107,049
Series C, 4.00%, 6/1/2025	10,000	10,583
Series C, 4.00%, 6/1/2031	310,000	333,052
Series C, 5.00%, 6/1/2021	1,200,000	1,291,932
Series C, 5.00%, 6/1/2023	100,000	112,202
Series C, 5.00%, 6/1/2025	60,000	68,316
Series C, 5.00%, 6/1/2026	175,000	198,758
Series E, 2.38%, 6/1/2031	295,000	262,046
Series E, 5.00%, 6/1/2019	100,000	101,999
Series E, 5.00%, 6/1/2021	480,000	516,773
Series E, 5.00%, 6/1/2022	100,000	110,061
Series E, 5.00%, 6/1/2024	225,000	256,696
Series F, 5.00%, 6/1/2024	110,000	125,496
Series F, 5.00%, 6/1/2029	125,000	144,591
Florida, State Board of Education, Lottery Revenue:
Series A, 5.00%, 7/1/2019	105,000	107,337
Series A, 5.00%, 7/1/2020	125,000	131,271
Series A, 5.00%, 7/1/2021	385,000	415,284
Series A, 5.00%, 7/1/2023	335,000	376,409
Series A, 5.00%, 7/1/2024	740,000	845,250
Series A, 5.00%, 7/1/2025	430,000	498,374
Series A, 5.00%, 7/1/2026	910,000	1,068,595
Series A, 5.00%, 7/1/2028	220,000	263,727
Series B, 5.00%, 7/1/2020	140,000	147,024
Series B, 5.00%, 7/1/2021	470,000	506,970
Series B, 5.00%, 7/1/2023	485,000	544,951
Series B, 5.00%, 7/1/2024	355,000	405,492
Series B, 5.00%, 7/1/2025	190,000	220,212
Florida, State Department of Environmental Protection Revenue:
5.00%, 7/1/2020	155,000	162,859
Series A, 5.00%, 7/1/2023	220,000	246,561
Series A, 5.00%, 7/1/2025	105,000	121,202
Series A, 5.00%, 7/1/2026	350,000	402,129
Series A, 5.00%, 7/1/2027	465,000	549,002
Series A, 5.00%, 7/1/2028	150,000	178,962
Florida, State Department of Management Services:
Series A, 5.00%, 8/1/2021	380,000	410,772
Series A, 5.00%, 8/1/2023	195,000	218,460
Series A, 5.00%, 8/1/2025	170,000	194,577
Florida, State Department of Management Services Revenue:
Series A, 5.00%, 9/1/2019	220,000	226,186
Series A, 5.00%, 9/1/2025	160,000	185,581

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Florida, State General Obligation:
5.00%, 7/1/2020	$ 200,000	$ 210,246
5.00%, 7/1/2021	575,000	620,390
5.00%, 7/1/2024	425,000	485,448
Series A, 3.50%, 7/1/2043	160,000	150,864
Series A, 3.50%, 7/1/2044	700,000	657,993
Series A, 5.00%, 7/1/2023	340,000	382,517
Series A, 5.00%, 7/1/2027	100,000	117,351
Florida, State Turnpike Authority Revenue:
Series B, 5.00%, 7/1/2020	100,000	105,141
Series B, 5.00%, 7/1/2021	185,000	199,397
Florida's Turnpike Enterprise Revenue:
Series B, 2.63%, 7/1/2027	705,000	677,702
Series B, 5.00%, 7/1/2024	225,000	257,002
Series C, 5.00%, 7/1/2020	1,075,000	1,130,266
Series C, 5.00%, 7/1/2024	305,000	341,097
Fort Lauderdale, FL, Water & Sewer Revenue 4.00%, 9/1/2043	325,000	332,088
Gainesville, FL, Utilities System Revenue:
Series A, 5.00%, 10/1/2023	110,000	123,835
Series A, 5.00%, 10/1/2024	125,000	142,753
Series A, 5.00%, 10/1/2026	260,000	305,204
Series A, 5.00%, 10/1/2027	2,590,000	3,074,382
Series A, 5.00%, 10/1/2030	665,000	776,042
Series A, 5.00%, 10/1/2031	145,000	168,589
Series A, 5.00%, 10/1/2032	270,000	312,765
Series A, 5.00%, 10/1/2034	250,000	287,470
Series A, 5.00%, 10/1/2035	500,000	572,825
Series A, 5.00%, 10/1/2036	500,000	570,720
Series A, 5.00%, 10/1/2037	500,000	568,205
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue Series B, 5.00%, 10/1/2042	290,000	322,036
Hillsborough County, FL, School Board 5.00%, 7/1/2020	1,300,000	1,365,676
Hillsborough County, FL, Utility Revenue 3.00%, 8/1/2046	350,000	297,402
Jacksonville, FL, Special Revenue:
Series A, 5.25%, 10/1/2047	515,000	592,193
Series B, 5.00%, 10/1/2024	315,000	358,416
Series B, 5.00%, 10/1/2025	245,000	282,566
Series B, 5.00%, 10/1/2027	115,000	135,801
Series C, 5.25%, 10/1/2030	250,000	282,107
Jacksonville, FL, Transit Revenue:
3.00%, 10/1/2031	265,000	248,771
3.25%, 10/1/2032	315,000	302,961
5.00%, 10/1/2024	150,000	170,051
5.00%, 10/1/2027	395,000	450,952
5.00%, 10/1/2029	485,000	550,068
Security Description	Principal Amount	Value
Jacksonville, FL, Transportation Authority Revenue 5.00%, 8/1/2036	$ 515,000	$ 577,490
JEA, FL, Electric System Revenue:
3.38%, 10/1/2034	150,000	143,628
Series A, 3.75%, 10/1/2041	545,000	541,675
Series A, 4.00%, 10/1/2020	240,000	249,305
Series A, 5.00%, 10/1/2018	125,000	125,000
Series A, 5.00%, 10/1/2019	1,480,000	1,524,389
Series A, 5.00%, 10/1/2033	100,000	111,491
Series B, 5.00%, 10/1/2029	215,000	249,791
Series D, 5.00%, 10/1/2018	110,000	110,000
Series D, 5.00%, 10/1/2019	225,000	231,451
Series III B, 5.00%, 10/1/2026	250,000	291,110
JEA, FL, State Johns River Power Park Revenue Series 7, 3.25%, 10/1/2027	125,000	125,635
JEA, FL, Water & Sewer System Revenue:
3.25%, 10/1/2035	100,000	95,211
Series A, 3.38%, 10/1/2041	125,000	116,538
Series A, 5.00%, 10/1/2019	230,000	236,941
Series A, 5.00%, 10/1/2023	35,000	38,702
Series A, 5.00%, 10/1/2026	115,000	130,376
Series A, 5.00%, 10/1/2028	145,000	171,609
Lakeland, FL, Department of Electric Utilities Revenue:
2.88%, 10/1/2029	100,000	94,790
5.00%, 10/1/2021	230,000	248,998
5.00%, 10/1/2025	125,000	144,080
Miami Beach, FL, Resort Tax Revenue 4.00%, 9/1/2045	395,000	398,555
Miami Beach, FL, Water & Sewer Revenue:
4.00%, 9/1/2042	475,000	482,115
5.00%, 9/1/2047	2,090,000	2,318,082
Miami-Dade County, FL, General Obligation:
3.38%, 7/1/2035	5,710,000	5,535,274
3.38%, 7/1/2036	2,510,000	2,407,617
5.00%, 7/1/2045	100,000	110,454
Series A, 5.00%, 7/1/2024	580,000	661,154
Series A, 5.00%, 7/1/2025	550,000	635,970
Series A, 5.00%, 7/1/2029	200,000	230,896
Series B, 4.00%, 7/1/2035	100,000	103,263
Series B, 5.00%, 7/1/2020	550,000	577,494
Series B, 5.00%, 7/1/2025	625,000	709,575
Series B, 5.00%, 7/1/2026	930,000	1,060,126
Series B, 5.00%, 7/1/2027	1,470,000	1,670,611
Series B, 5.00%, 7/1/2028	1,215,000	1,385,003
Series B, 5.00%, 7/1/2029	230,000	261,519
Series D, 5.00%, 7/1/2034	515,000	581,909
Miami-Dade County, FL, Revenue:
Series B, 3.13%, 4/1/2037	230,000	206,655
Series B, 5.00%, 4/1/2020	250,000	260,782

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 4/1/2022	$ 320,000	$ 350,115
Series B, 5.00%, 4/1/2025	280,000	322,465
Series B, 5.00%, 4/1/2028	565,000	651,835
Series B, 5.00%, 4/1/2029	450,000	517,846
Miami-Dade County, FL, School Board, General Obligation:
3.25%, 3/15/2033	270,000	263,893
5.00%, 3/15/2030	250,000	289,915
5.00%, 3/15/2036	225,000	251,663
5.00%, 3/15/2041	115,000	127,101
5.00%, 3/15/2046	300,000	330,531
Miami-Dade County, FL, Transit System Sales Surtax Revenue:
3.00%, 7/1/2028	150,000	149,243
3.13%, 7/1/2029	130,000	129,584
4.00%, 7/1/2036	125,000	128,874
4.00%, 7/1/2038	1,255,000	1,281,807
5.00%, 7/1/2024	295,000	335,937
5.00%, 7/1/2025	420,000	485,369
Orange County, FL, School Board:
Series C, 3.38%, 8/1/2034	360,000	354,125
Series C, 5.00%, 8/1/2033	450,000	511,366
Series C, 5.00%, 8/1/2034	175,000	198,214
Series D, 5.00%, 8/1/2029	120,000	135,827
Series D, 5.00%, 8/1/2031	450,000	506,083
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 10/1/2020	475,000	502,474
5.00%, 10/1/2021	550,000	595,100
5.00%, 10/1/2022	2,090,000	2,309,387
5.00%, 10/1/2028	100,000	113,688
5.00%, 10/1/2029	345,000	411,726
5.00%, 10/1/2030	135,000	161,885
Series A, 4.00%, 10/1/2033	1,730,000	1,798,456
Orlando County, FL, Contract Tourist Development Revenue Series A, 5.00%, 11/1/2044	1,420,000	1,616,500
Orlando County, FL, Contract Tourist Development Tax Payments Revenue:
Series A, 5.25%, 11/1/2029	310,000	356,931
Series A, 5.25%, 11/1/2030	250,000	287,847
Series A, 5.25%, 11/1/2031	75,000	86,354
Series A, 5.25%, 11/1/2033	215,000	247,549
Series A, 5.25%, 11/1/2034	385,000	443,285
Series B, 5.00%, 10/1/2041	570,000	636,120
Series B, 5.00%, 10/1/2046	695,000	773,598
Orlando County, FL, Utilities Commission Revenue:
Series A, 5.00%, 10/1/2019	130,000	133,923
Series A, 5.00%, 10/1/2032	55,000	62,038
Palm Beach County, FL, School Board:
Series A, COPs, 5.00%, 8/1/2026	150,000	173,855
Series A, COPs, 5.00%, 8/1/2027	230,000	269,139
Security Description	Principal Amount	Value
Series B, 5.00%, 8/1/2022	$ 1,065,000	$ 1,169,413
Series B, 5.00%, 8/1/2023	115,000	128,780
Series B, 5.00%, 8/1/2024	345,000	390,913
Series B, 5.00%, 8/1/2028	500,000	590,640
Series C, 5.00%, 8/1/2029	250,000	293,447
Series D, 5.00%, 8/1/2028	100,000	113,388
Palm Beach County, School District Lease Revenue Series B, 5.00%, 8/1/2021	175,000	188,370
Palm Beach, FL, Revenue:
5.00%, 5/1/2036	395,000	443,929
5.00%, 5/1/2038	450,000	502,843
Series D, 5.00%, 12/1/2045	325,000	364,162
Pompano Beach, FL, Genral Obligation 4.00%, 7/1/2048	3,000,000	3,048,360
Port State Lucie, FL, Special Assessment:
3.00%, 7/1/2037	160,000	140,541
3.00%, 7/1/2041	1,100,000	942,799
3.25%, 7/1/2045	125,000	107,359
Reedy Creek, FL, Improvement District, General Obligation:
Series A, 4.00%, 6/1/2031	500,000	525,785
Series A, 5.00%, 6/1/2026	125,000	139,900
Series A, 5.00%, 6/1/2033	500,000	567,205
Series A, 5.00%, 6/1/2036	500,000	563,575
Series A, 5.00%, 6/1/2037	450,000	505,057
Series A, 5.00%, 6/1/2038	1,185,000	1,304,187
Series A, 5.25%, 6/1/2031	420,000	471,715
South Florida Water Management District:
5.00%, 10/1/2020	250,000	264,007
5.00%, 10/1/2027	165,000	189,877
5.00%, 10/1/2031	175,000	197,467
5.00%, 10/1/2035	105,000	117,066
COPs, 5.00%, 10/1/2022	660,000	727,155
COPs, 5.00%, 10/1/2032	300,000	337,659
Tallahassee, FL, Energy System Revenue:
5.00%, 10/1/2029	225,000	254,007
5.00%, 10/1/2031	220,000	244,048
5.00%, 10/1/2032	170,000	192,462
Series A, 5.00%, 10/1/2037	1,560,000	1,733,706
Tampa, FL, Bay Water Revenue Series A, 5.00%, 10/1/2037	1,600,000	1,811,440
Tohopekaliga, FL, Water Authority Utility System Revenue:
4.00%, 10/1/2034	110,000	114,744
5.00%, 10/1/2023	125,000	140,721
University of Miami, Revenue 4.00%, 9/1/2039	2,465,000	2,511,761
		99,590,504

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
GEORGIA — 2.0%
Athens-Clarke County GA Unified Gov't Water & Sewerage Revenue 5.00%, 1/1/2025	$ 130,000	$ 149,821
Atlanta, GA, Department of Aviation Revenue Series A, 5.00%, 1/1/2027	130,000	145,545
Atlanta, GA, General Obligation:
5.00%, 12/1/2020	125,000	132,900
5.00%, 12/1/2022	1,550,000	1,724,344
5.00%, 12/1/2031	105,000	118,625
Atlanta, GA, Water & Wastewater System Revenue:
5.00%, 11/1/2025	210,000	241,532
5.00%, 11/1/2032	100,000	112,751
5.00%, 11/1/2040	325,000	359,661
Series A, 5.00%, 11/1/2034	425,000	491,019
Series A, 5.00%, 11/1/2037	5,000,000	5,704,250
Series B, 5.00%, 11/1/2023	115,000	129,924
Series B, 5.00%, 11/1/2028	560,000	665,577
Series B, 5.00%, 11/1/2033	3,000,000	3,478,950
Series B, 5.25%, 11/1/2029	405,000	459,477
DeKalb, GA, Water & Sewerage Revenue 5.00%, 10/1/2023	100,000	112,476
Forsyth, NC, General Obligation 5.00%, 3/1/2027	250,000	297,362
Georgia, State General Obligation:
5.00%, 7/1/2030	510,000	600,826
Series A, 4.00%, 2/1/2031	100,000	106,805
Series A, 5.00%, 2/1/2025	125,000	144,455
Series A, 5.00%, 2/1/2027	2,170,000	2,517,486
Series A-1, 5.00%, 2/1/2019	100,000	101,047
Series A-1, 5.00%, 2/1/2022	1,000,000	1,093,800
Series A-1, 5.00%, 2/1/2026	215,000	252,049
Series A-2, 5.00%, 2/1/2025	250,000	283,270
Series A-2, 5.00%, 2/1/2033	410,000	474,944
Series C, 5.00%, 7/1/2021	495,000	534,075
Series C, 5.00%, 7/1/2025	2,800,000	3,256,568
Series C-1, 4.00%, 7/1/2025	1,385,000	1,524,968
Series D, 5.00%, 2/1/2022	125,000	136,725
Series D, 5.00%, 2/1/2026	300,000	333,195
Series E, 5.00%, 12/1/2024	760,000	875,862
Series E, 5.00%, 12/1/2025	360,000	420,998
Series F, 5.00%, 1/1/2024	545,000	619,060
Series F, 5.00%, 1/1/2027	1,005,000	1,191,980
Series F, 5.00%, 7/1/2027	430,000	508,948
Series F, 5.00%, 1/1/2028	4,000,000	4,721,320
Georgia, State Private Colleges & Universities Authority Revenue:
Series A, 5.00%, 10/1/2046	2,145,000	2,417,136
Series B, 3.00%, 10/1/2043	155,000	133,607
Series B, 4.00%, 10/1/2038	315,000	325,014
Series B, 5.00%, 10/1/2038	2,600,000	2,949,492
Security Description	Principal Amount	Value
Gwinnett County, GA, School District, General Obligation:
4.00%, 2/1/2020	$ 325,000	$ 333,746
5.00%, 8/1/2020	1,000,000	1,054,190
5.00%, 2/1/2021	2,400,000	2,563,656
5.00%, 8/1/2021	350,000	378,343
5.00%, 8/1/2022	2,115,000	2,337,900
5.00%, 2/1/2031	2,455,000	2,813,209
5.00%, 2/1/2035	3,375,000	3,820,129
Metropolitan Atlanta, GA, Rapid Transit Authority Revenue Series A, 5.00%, 7/1/2024	100,000	112,265
Sandy Springs, GA, Public Facilities Authority Revenue 5.00%, 5/1/2041	2,175,000	2,441,285
		55,702,567
HAWAII — 1.5%
City & County of Honolulu, HI, General Obligation Series A, 5.00%, 10/1/2019	125,000	128,785
Hawaii, State General Obligation:
Series DZ, 5.00%, 12/1/2024	35,000	38,068
Series DZ, 5.00%, 12/1/2026	85,000	92,043
Series DZ-2016, 5.00%, 12/1/2024	65,000	70,761
Series DZ-2016, 5.00%, 12/1/2026	115,000	125,201
Series EH, 5.00%, 8/1/2020	105,000	110,612
Series EH, 5.00%, 8/1/2030	110,000	122,119
Series EO, 5.00%, 8/1/2019	100,000	102,515
Series EO, 5.00%, 8/1/2026	130,000	147,602
Series EO, 5.00%, 8/1/2030	215,000	242,122
Series EO, 5.00%, 8/1/2032	100,000	112,098
Series EP, 5.00%, 8/1/2021	110,000	118,845
Series ET, 4.00%, 10/1/2021	100,000	105,581
Series EY, 5.00%, 10/1/2020	190,000	201,030
Series EY, 5.00%, 10/1/2022	200,000	221,558
Series EY, 5.00%, 10/1/2026	280,000	323,901
Series EY, 5.00%, 10/1/2027	275,000	316,786
Series EZ, 5.00%, 10/1/2024	1,060,000	1,214,993
Series FB, 4.00%, 4/1/2029	495,000	528,358
Series FE, 5.00%, 10/1/2019	190,000	195,696
Series FE, 5.00%, 10/1/2024	260,000	298,017
Series FE, 5.00%, 10/1/2026	450,000	528,948
Series FG, 4.00%, 10/1/2032	300,000	317,904
Series FG, 5.00%, 10/1/2022	110,000	121,857
Series FG, 5.00%, 10/1/2029	395,000	458,105
Series FH, 5.00%, 10/1/2023	2,050,000	2,314,019
Series FH, 5.00%, 10/1/2027	370,000	434,328
Series FK, 4.00%, 5/1/2020	300,000	309,333
Series FK, 4.00%, 5/1/2023	110,000	118,532
Series FK, 5.00%, 5/1/2027	725,000	857,421
Series FK, 5.00%, 5/1/2034	150,000	171,689
Series FN, 5.00%, 10/1/2022	300,000	332,337
Series FN, 5.00%, 10/1/2025	335,000	389,391
Series FT, 4.00%, 1/1/2037	100,000	103,039
Series FT, 5.00%, 1/1/2027	115,000	135,457

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series FT, 5.00%, 1/1/2029	$ 1,000,000	$ 1,179,890
Series FT, 5.00%, 1/1/2031	155,000	181,229
Series FT, 5.00%, 1/1/2036	250,000	286,192
Hawaii, State Highway Revenue:
Series A, 5.00%, 1/1/2032	125,000	139,923
Series A, 5.00%, 1/1/2034	535,000	595,557
Series B, 5.00%, 1/1/2025	200,000	229,618
Series B, 5.00%, 1/1/2027	100,000	116,738
Series B, 5.00%, 1/1/2029	265,000	306,737
Honolulu, HI, City & County Board of Water Supply Revenue Series A, 5.00%, 7/1/2029	50,000	56,111
Honolulu, HI, City & County Wastewater System Revenue:
4.00%, 7/1/2032	5,000,000	5,225,350
5.00%, 7/1/2021	60,000	64,653
Series A, 4.00%, 7/1/2038	690,000	712,066
Series A, 4.00%, 7/1/2042	730,000	744,118
Series A, 5.00%, 7/1/2035	500,000	574,545
Series A, 5.00%, 7/1/2036	255,000	288,130
Series A, 5.00%, 7/1/2037	2,115,000	2,410,296
Series A, 5.00%, 7/1/2040	525,000	582,251
Series B, 4.00%, 7/1/2032	285,000	299,524
Series B, 4.00%, 7/1/2033	1,810,000	1,895,921
Series B, 4.00%, 7/1/2034	100,000	104,399
Series B, 5.00%, 7/1/2022	100,000	110,053
Series B, 5.00%, 7/1/2024	150,000	170,901
Honolulu, HI, City & County, General Obligation:
Series A, 4.00%, 10/1/2034	500,000	524,900
Series A, 5.00%, 10/1/2021	335,000	363,485
Series A, 5.00%, 10/1/2025	260,000	302,214
Series A, 5.00%, 10/1/2029	535,000	611,879
Series A, 5.00%, 9/1/2032	1,000,000	1,175,080
Series A, 5.00%, 10/1/2032	185,000	209,694
Series A, 5.00%, 9/1/2034	1,750,000	2,035,127
Series A, 5.00%, 9/1/2035	750,000	868,725
Series A, 5.00%, 10/1/2036	590,000	662,004
Series A, 5.00%, 10/1/2037	705,000	789,621
Series A, 5.00%, 10/1/2038	440,000	491,933
Series B, 5.00%, 10/1/2029	530,000	606,161
Series B, 5.00%, 10/1/2030	210,000	239,316
Series C, 5.00%, 10/1/2021	885,000	960,252
Series C, 5.00%, 10/1/2029	205,000	247,220
Series D, 5.00%, 9/1/2023	320,000	360,874
Series D, 5.00%, 9/1/2026	1,500,000	1,764,180
University of Hawaii, Revenue Series E, 5.00%, 10/1/2030	525,000	603,188
		40,499,106
IDAHO — 0.0% (d)
Ada & Boise Counties, Independent School District Boise, General Obligation:
5.00%, 8/1/2029	80,000	93,902
5.00%, 8/1/2032	750,000	871,815
		965,717
Security Description	Principal Amount	Value
ILLINOIS — 1.6%
Champaign County, IL, Community Unit School District No. 4, General Obligation 5.00%, 1/1/2021	$ 100,000	$ 105,854
Chicago, IL, Park District, General Obligation:
Series A, 5.00%, 1/1/2039	365,000	386,528
Series B, 5.00%, 1/1/2024	300,000	332,142
Chicago, IL, Wastewater Transmission Revenue Series A, 4.00%, 1/1/2052 (b)	1,000,000	973,030
Chicago, IL, Waterworks Revenue 5.25%, 11/1/2034 (b)	180,000	203,720
Cook County, IL, Revenue 4.00%, 11/15/2039	690,000	691,021
Illinois, State Finance Authority Revenue:
4.00%, 7/1/2025	385,000	419,392
5.00%, 1/1/2020	1,000,000	1,036,490
5.00%, 7/1/2020	435,000	456,903
5.00%, 1/1/2021	490,000	521,017
5.00%, 1/1/2022	160,000	174,013
5.00%, 7/1/2022	275,000	302,126
5.00%, 1/1/2023	1,020,000	1,131,670
5.00%, 7/1/2023	165,000	184,764
5.00%, 1/1/2024	455,000	512,503
5.00%, 7/1/2024	1,720,000	1,951,753
5.00%, 1/1/2025	575,000	657,288
5.00%, 7/1/2025	150,000	172,643
5.00%, 1/1/2026	545,000	631,263
5.00%, 7/1/2026	390,000	454,385
5.00%, 1/1/2027	1,660,000	1,938,764
5.00%, 7/1/2027	565,000	659,570
5.00%, 1/1/2028	250,000	290,442
5.00%, 7/1/2028	810,000	937,900
5.00%, 7/1/2029	165,000	187,958
5.00%, 1/1/2030	250,000	284,258
5.00%, 7/1/2033	155,000	176,401
5.00%, 7/1/2036	125,000	140,804
Series A, 5.00%, 10/1/2022	200,000	221,154
Series A, 5.00%, 10/1/2026	355,000	403,507
Series A, 5.00%, 10/1/2029	125,000	140,820
Series A, 5.00%, 10/1/2033	100,000	111,600
Series A, 5.00%, 10/1/2038	370,000	411,414
Illinois, State Sales Tax Revenue:
5.00%, 6/15/2022	150,000	161,087
5.00%, 6/15/2023	1,025,000	1,116,122
5.00%, 6/15/2024	1,010,000	1,096,092
Series A, 5.00%, 6/15/2026	125,000	139,885
Series A, 5.00%, 6/15/2027	100,000	111,691
Series C, 4.00%, 6/15/2021	130,000	134,029
Series C, 4.00%, 6/15/2025	1,000,000	1,050,350
Series C, 4.00%, 6/15/2027	665,000	693,189
Series C, 5.00%, 6/15/2022	205,000	220,152
Series D, 3.00%, 6/15/2032	365,000	326,770
Series D, 5.00%, 6/15/2023	570,000	620,673

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series D, 5.00%, 6/15/2027	$ 150,000	$ 167,537
Illinois, State Toll Highway Authority Revenue:
Series A, 5.00%, 12/1/2019	260,000	268,679
Series A, 5.00%, 12/1/2020	325,000	344,542
Series A, 5.00%, 12/1/2021	260,000	281,793
Series A, 5.00%, 12/1/2022	310,000	342,655
Series A, 5.00%, 12/1/2031	225,000	252,083
Series A, 5.00%, 12/1/2032	60,000	67,057
Series A, 5.00%, 1/1/2035	480,000	540,475
Series A, 5.00%, 1/1/2037	1,000,000	1,096,960
Series B, 5.00%, 1/1/2032	605,000	666,093
Series B, 5.00%, 1/1/2036	445,000	493,870
Series B, 5.00%, 1/1/2037	395,000	432,483
Series B, 5.00%, 1/1/2038	2,050,000	2,251,304
Series B, 5.00%, 1/1/2039	355,000	386,339
Series B, 5.00%, 1/1/2040	335,000	367,126
Series C, 5.00%, 1/1/2028	315,000	354,454
Series C, 5.00%, 1/1/2036	185,000	202,286
Series D, 5.00%, 1/1/2021	100,000	106,171
Series D, 5.00%, 1/1/2022	165,000	179,180
Kane, Cook & DuPage Counties School District No. U-46 Elgin, General Obligation:
Series A, 5.00%, 1/1/2030	355,000	392,303
Series D, 5.00%, 1/1/2026	160,000	178,798
Series D, 5.00%, 1/1/2032	380,000	417,791
Series D, 5.00%, 1/1/2035	485,000	526,836
Kane, McHenry Cook & De Kalb Counties Unit School District No. 300, General Obligation 5.00%, 1/1/2024	465,000	517,461
Kendall Kane & Will Counties, IL, Community Unit School District No. 308, General Obligation:
4.00%, 2/1/2032	510,000	516,778
5.00%, 2/1/2031	165,000	183,237
McHenry County Conservation District, Genral Obligation 5.00%, 2/1/2025	175,000	200,132
Metropolitan Water Reclamation District of Greater Chicago, General Obligation:
Series A, 5.00%, 12/1/2024	470,000	531,274
Series A, 5.00%, 12/1/2025	250,000	285,642
Series A, 5.00%, 12/1/2029	1,210,000	1,372,781
Series A, 5.00%, 12/1/2030	190,000	214,829
Series B, 5.00%, 12/1/2039	190,000	206,768
Series D, 5.00%, 12/1/2019	100,000	103,432
Series D, 5.00%, 12/1/2020	520,000	550,363
Sales Tax Securitization Corp., Revenue:
5.00%, 1/1/2028	1,250,000	1,428,812
5.00%, 1/1/2030	1,470,000	1,652,721
Series A, 5.00%, 1/1/2029	200,000	226,216
Series A, 5.00%, 1/1/2036	500,000	549,250
Series A, 5.00%, 1/1/2038	1,015,000	1,109,162
Security Description	Principal Amount	Value
University of Illinois Revenue Series A, 4.00%, 4/1/2035	$ 250,000	$ 248,505
		43,087,315
INDIANA — 0.5%
Hammond, Multi-School Building Corp. Revenue 5.00%, 7/15/2038	900,000	1,001,664
Indiana, Finance Authority Revenue:
5.00%, 2/1/2027	110,000	129,017
Series A, 5.00%, 6/1/2028	145,000	172,557
Series B, 5.00%, 2/1/2021	115,000	122,788
Series C, 5.00%, 12/1/2023	145,000	163,880
Series C, 5.00%, 12/1/2024	380,000	436,050
Series C, 5.00%, 12/1/2025	385,000	448,036
Series C, 5.00%, 6/1/2027	225,000	265,390
Series C, 5.00%, 6/1/2028	270,000	317,161
Series C, 5.00%, 2/1/2029	400,000	474,332
Series C, 5.00%, 6/1/2029	1,600,000	1,920,880
Series C, 5.00%, 2/1/2030	2,310,000	2,728,826
Indiana, State Finance Authority Revenue Series B, 5.00%, 2/1/2022	100,000	109,312
Indiana, State University Revenue Series A, 5.00%, 6/1/2023	100,000	112,344
Indiana, University Revenue:
Series A, 4.00%, 6/1/2019	100,000	101,390
Series A, 4.00%, 6/1/2042	1,525,000	1,561,707
Series A, 5.00%, 6/1/2041	2,510,000	2,811,175
Series W-2, 5.00%, 8/1/2026	340,000	387,620
		13,264,129
IOWA — 0.1%
Iowa, Finance Authority Revenue:
5.00%, 8/1/2023	100,000	112,860
5.00%, 8/1/2024	625,000	716,200
5.00%, 8/1/2034	225,000	256,624
5.00%, 8/1/2037	700,000	803,194
Iowa, Higher Education Loan Authority Revenue:
5.00%, 12/1/2041	400,000	451,048
5.00%, 12/1/2046	1,115,000	1,252,178
Iowa, State Revenue:
5.00%, 6/15/2023	100,000	112,251
Series A, 5.00%, 6/1/2021	115,000	123,655
Series A, 5.00%, 6/1/2028	100,000	115,524
		3,943,534
KANSAS — 0.5%
Butler County, KS, Unified School District No. 385 Andover, General Obligation 5.00%, 9/1/2034	350,000	398,804
Johnson & Miami Counties, KS, Unified School District No. 230 Spring Hills, General Obligation:
Series B, 4.00%, 9/1/2034	210,000	217,640

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series B, 4.00%, 9/1/2035	$ 1,200,000	$ 1,235,268
Series B, 4.00%, 9/1/2036	575,000	589,904
Johnson County, KS, Unified School District No. 233 Olathe, General Obligation:
Series A, 5.00%, 9/1/2020	150,000	158,232
Series B, 5.00%, 9/1/2023	200,000	225,150
Series C, 5.00%, 9/1/2027	125,000	134,530
Johnson County, KS, Unified School District No. 512 Shawnee Mission, General Obligation:
Series A, 4.00%, 10/1/2035	200,000	208,938
Series B, 4.00%, 10/1/2036	420,000	439,013
Kansas, Development Finance Authority Revenue Series D-2, 4.00%, 4/1/2038	275,000	277,414
Kansas, State Department of Transportation, Highway Revenue:
5.00%, 9/1/2025	435,000	506,649
5.00%, 9/1/2026	490,000	567,665
5.00%, 9/1/2027	325,000	376,064
5.00%, 9/1/2030	660,000	755,139
5.00%, 9/1/2034	260,000	294,325
5.00%, 9/1/2035	1,165,000	1,315,693
Series A, 3.00%, 9/1/2024	150,000	155,436
Series A, 5.00%, 9/1/2021	265,000	286,921
Series A, 5.00%, 9/1/2026	100,000	118,084
Series A, 5.00%, 9/1/2027	365,000	436,215
Series A, 5.00%, 9/1/2028	300,000	355,638
Series A, 5.00%, 9/1/2030	260,000	305,513
Series A, 5.00%, 9/1/2035	1,280,000	1,477,811
Series A, 5.00%, 9/1/2037	275,000	314,955
Shawnee County, KS, Unified School District No. 501 Topeka, General Obligation Series A, 4.00%, 8/1/2044	1,700,000	1,747,991
Wyandotte, County Unified School District No 500 Kansas City, General Obligation Series A, 4.13%, 9/1/2037	1,875,000	1,950,075
		14,849,067
KENTUCKY — 0.4%
Kentucky, State Turnpike Authority Revenue:
Series A, 5.00%, 7/1/2021	150,000	161,007
Series A, 5.00%, 7/1/2023	355,000	396,336
Series A, 5.00%, 7/1/2024	100,000	113,360
Series A, 5.00%, 7/1/2025	160,000	183,510
Series A, 5.00%, 7/1/2030	145,000	159,625
Series A, 5.00%, 7/1/2031	100,000	109,945
Series B, 5.00%, 7/1/2021	195,000	209,309
Series B, 5.00%, 7/1/2022	320,000	350,720
Series B, 5.00%, 7/1/2025	230,000	263,796
Security Description	Principal Amount	Value
Kentucky, State Turnpike Authority, Economic Development Road Revenue:
Series A, 5.00%, 7/1/2021	$ 150,000	$ 161,007
Series A, 5.00%, 7/1/2024	285,000	323,076
Series A, 5.00%, 7/1/2025	300,000	344,082
Series A, 5.00%, 7/1/2026	505,000	585,305
Series A, 5.00%, 7/1/2029	145,000	164,801
Series B, 5.00%, 7/1/2023	125,000	139,555
Series B, 5.00%, 7/1/2024	125,000	141,700
Series B, 5.00%, 7/1/2026	120,000	139,082
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue Series A, 3.00%, 5/15/2046	1,060,000	888,428
University of Kentucky, General Receipts Revenue:
Series A, 3.13%, 10/1/2037	360,000	328,705
Series A, 4.00%, 4/1/2044	955,000	972,945
Series A, 5.00%, 10/1/2026	150,000	174,380
Series B, 5.00%, 10/1/2021	1,305,000	1,413,589
Series D, 5.00%, 10/1/2021	2,600,000	2,816,346
Series D, 5.25%, 10/1/2019	250,000	258,108
		10,798,717
LOUISIANA — 0.6%
East Baton Rouge, LA, Sewer Commission Revenue Series B, 5.00%, 2/1/2039	3,970,000	4,390,780
Greater New Orleans, Expressway Commission Revenue 5.00%, 11/1/2047 (b)	305,000	334,265
Louisiana State, Local Government Environmental Facilities & Community Development Authority Revenue:
4.00%, 10/1/2041 (b)	100,000	101,131
5.00%, 10/1/2035	125,000	138,195
Louisiana, State Gas & Fuels Tax Revenue:
Series A, 4.50%, 5/1/2039	185,000	195,562
Series B, 5.00%, 5/1/2023	265,000	296,177
Series B, 5.00%, 5/1/2025	635,000	730,957
Series B, 5.00%, 5/1/2026	100,000	116,789
Series B, 5.00%, 5/1/2027	140,000	157,811
Series B, 5.00%, 5/1/2028	100,000	112,445
Series B, 5.00%, 5/1/2030	140,000	156,729
Series B, 5.00%, 5/1/2033	115,000	128,237
Series B, 5.00%, 5/1/2036	160,000	177,891
Series C, 5.00%, 5/1/2028	250,000	292,295
Series C, 5.00%, 5/1/2030	140,000	162,229
Series C, 5.00%, 5/1/2034	1,395,000	1,592,671
Series C, 5.00%, 5/1/2037	325,000	366,678
Louisiana, State General Obligation:
Series A, 4.00%, 9/1/2021	570,000	598,300
Series A, 4.00%, 2/1/2029	1,110,000	1,154,267

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 2/1/2027	$ 250,000	$ 279,413
Series B, 4.00%, 10/1/2035	230,000	236,838
Series B, 4.00%, 10/1/2036	250,000	256,465
Series B, 5.00%, 8/1/2027	280,000	322,823
Series C, 5.00%, 7/15/2023	185,000	207,509
Series C, 5.00%, 8/1/2023	210,000	235,675
Series C, 5.00%, 8/1/2024	1,165,000	1,328,170
Series C, 5.00%, 7/15/2026	165,000	184,044
Series D-1, 5.00%, 12/1/2024	1,425,000	1,632,551
Series D-1, 5.00%, 12/1/2028	350,000	396,053
Louisiana, State Highway Improvement Revenue:
Series A, 5.00%, 6/15/2022	180,000	197,015
Series A, 5.00%, 6/15/2025	480,000	546,130
Series A, 5.00%, 6/15/2031	70,000	77,634
		17,103,729
MAINE — 0.2%
Maine, Municipal Bond Bank Revenue:
Series C, 5.00%, 11/1/2020	130,000	137,770
Series C, 5.00%, 11/1/2027	130,000	147,989
Maine, State General Obligation Series D, 5.00%, 6/1/2028	3,435,000	4,119,115
Maine, State Turnpike Authority Revenue:
5.00%, 7/1/2047	1,330,000	1,494,654
Series C, 5.00%, 11/1/2037	155,000	176,048
		6,075,576
MARYLAND — 3.4%
Baltimore, MD, Revenue:
4.00%, 7/1/2035	330,000	342,916
Series A, 5.00%, 7/1/2038	155,000	170,652
Series A, 5.00%, 7/1/2046	230,000	255,737
Series B, 5.00%, 7/1/2038	340,000	374,333
Series D, 5.00%, 7/1/2042	355,000	391,029
Baltimore, MD, State General Obligation:
Series B, 5.00%, 10/15/2023	1,300,000	1,465,347
Series B, 5.00%, 10/15/2024	250,000	286,018
Series B, 5.00%, 10/15/2025	2,290,000	2,652,461
Series B, 5.00%, 10/15/2026	500,000	586,120
Series B, 5.00%, 10/15/2027	100,000	118,420
Howard County, MD, General Obligation:
Series A, 5.00%, 2/15/2021	105,000	112,176
Series A, 5.00%, 2/15/2024	280,000	318,276
Series A, 5.00%, 2/15/2031	4,000,000	4,727,920
Series B, 5.00%, 2/15/2028	120,000	141,533
Series D, 5.00%, 2/15/2029	500,000	595,995
Maryland, Stadium Authority Revenue:
5.00%, 5/1/2025	180,000	206,674
5.00%, 5/1/2031	4,925,000	5,713,098
5.00%, 5/1/2034	2,000,000	2,294,980
5.00%, 5/1/2037	1,920,000	2,176,051
5.00%, 5/1/2038	200,000	226,148
Security Description	Principal Amount	Value
5.00%, 5/1/2041	$ 450,000	$ 498,699
Maryland, State Department of Transportation:
5.00%, 9/1/2020	225,000	237,479
5.00%, 2/15/2023	1,565,000	1,747,949
Maryland, State Department of Transportation Revenue:
2.80%, 2/1/2026	1,390,000	1,385,399
4.00%, 9/1/2025	445,000	488,614
4.00%, 12/15/2025	290,000	311,970
4.00%, 5/1/2028	1,225,000	1,321,934
4.00%, 11/1/2029	1,020,000	1,095,653
5.00%, 12/15/2023	175,000	198,314
5.00%, 2/1/2024	345,000	383,326
5.00%, 6/1/2024	150,000	164,481
5.00%, 11/1/2026	105,000	119,847
5.00%, 5/1/2027	1,435,000	1,650,465
Maryland, State Department of Transportation, Consolidated Transportation Revenue 3.00%, 12/15/2030	2,365,000	2,310,439
Maryland, State General Obligation:
4.00%, 6/1/2025	100,000	108,148
4.00%, 6/1/2027	1,060,000	1,145,786
4.00%, 6/1/2028	1,245,000	1,338,935
4.00%, 6/1/2030	100,000	106,782
5.00%, 6/1/2020	150,000	157,325
5.00%, 8/1/2020	2,385,000	2,512,478
5.00%, 6/1/2026	2,100,000	2,376,780
Series 2-C, 5.00%, 8/1/2021	1,615,000	1,743,925
Series 2-C, 5.00%, 8/1/2022	120,000	132,461
Series A, 3.00%, 3/1/2026	565,000	575,854
Series A, 4.00%, 3/1/2027	2,900,000	3,118,370
Series A, 4.00%, 3/15/2030	1,760,000	1,894,605
Series A, 5.00%, 3/15/2022	100,000	109,574
Series A, 5.00%, 3/1/2023	450,000	502,718
Series A, 5.00%, 8/1/2023	1,130,000	1,272,007
Series A, 5.00%, 3/1/2024	545,000	608,847
Series A, 5.00%, 8/1/2024	835,000	944,470
Series A, 5.00%, 3/1/2025	210,000	234,602
Series A, 5.00%, 3/15/2025	315,000	363,888
Series A, 5.00%, 8/1/2025	360,000	417,895
Series A, 5.00%, 3/1/2026	225,000	251,359
Series A, 5.00%, 8/1/2027	4,160,000	4,950,317
Series B, 3.00%, 8/1/2028	1,410,000	1,410,465
Series B, 4.00%, 8/1/2025	180,000	197,208
Series B, 5.00%, 8/1/2021	225,000	242,962
Series B, 5.00%, 8/1/2022	650,000	717,496
Series B, 5.00%, 8/1/2026	2,030,000	2,240,003
Series C, 5.00%, 8/1/2020	135,000	142,216
Series C, 5.00%, 8/1/2023	240,000	270,161
Maryland, State Health & Higher Educational Facilities Authority Revenue Series B, 5.00%, 7/1/2022	100,000	110,015

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Maryland, State Transportation Authority Revenue 3.25%, 7/1/2036	$ 150,000	$ 139,604
Maryland, State Water Quality Financing Admin Bay Restoration Fund Revenue:
3.00%, 3/1/2027	1,365,000	1,380,670
5.00%, 3/1/2021	50,000	53,480
Montgomery, MD, State General Obligation:
Series A, 5.00%, 11/1/2019	120,000	123,932
Series A, 5.00%, 11/1/2022	3,100,000	3,442,054
Series A, 5.00%, 11/1/2025	1,660,000	1,934,081
Series A, 5.00%, 11/1/2028	575,000	654,914
Series A, 5.00%, 11/1/2029	945,000	1,075,193
Series B, 4.00%, 12/1/2025	355,000	384,398
Series B, 5.00%, 12/1/2020	170,000	180,817
Series B, 5.00%, 12/1/2024	105,000	118,399
Series B, 5.00%, 11/1/2025	1,890,000	2,161,839
Series B, 5.00%, 11/1/2027	305,000	348,127
Series C, 4.00%, 10/1/2030	410,000	445,153
Prince George's County, MD, General Obligation:
Series A, 4.00%, 9/1/2025	135,000	147,151
Series A, 4.00%, 9/1/2026	1,500,000	1,627,245
Series A, 5.00%, 7/1/2023	500,000	562,525
Series A, 5.00%, 7/1/2024	1,015,000	1,160,541
Series A, 5.00%, 9/15/2026	140,000	165,099
Series A, 5.00%, 7/15/2028	7,000,000	8,422,960
Washington, MD, Suburban Sanitary Commission, General Obligation:
2.65%, 6/1/2026	500,000	496,900
3.00%, 6/1/2029	1,310,000	1,307,590
3.00%, 6/15/2034	285,000	266,831
4.00%, 6/1/2020	1,900,000	1,962,149
5.00%, 6/1/2020	175,000	183,575
5.00%, 6/15/2024	200,000	228,584
		94,241,916
MASSACHUSETTS — 4.9%
Boston, MA, General Obligation Series A, 5.00%, 5/1/2023	3,000,000	3,373,800
Boston, MA, Water & Sewer Commission Revenue Series A, 3.63%, 11/1/2044	660,000	630,439
Commonwealth of Massachusetts Transportation Fund Revenue:
5.00%, 6/1/2035	100,000	111,834
5.00%, 6/1/2047	1,370,000	1,537,619
5.00%, 6/1/2048	3,000,000	3,400,350
5.25%, 6/1/2043	3,000,000	3,496,770
Series A, 3.00%, 6/1/2030	145,000	141,088
Series A, 4.00%, 6/1/2036	450,000	469,287
Series A, 5.00%, 6/1/2022	1,650,000	1,819,075
Series A, 5.00%, 6/1/2023	335,000	376,828
Series A, 5.00%, 6/1/2024	120,000	137,316
Series A, 5.00%, 6/1/2026	105,000	123,602
Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2027	$ 160,000	$ 181,902
Series A, 5.00%, 6/1/2032	275,000	309,389
Series A, 5.00%, 6/1/2040	3,380,000	3,755,214
Series A, 5.00%, 6/1/2043	105,000	118,835
Series B, 4.00%, 6/1/2046	450,000	457,416
Massachusetts, Bay Transportation Authority, Revenue:
4.00%, 12/1/2021	100,000	105,816
Series A, 2.00%, 7/1/2028	140,000	125,926
Series A, 4.00%, 7/1/2035	380,000	392,468
Series A, 5.00%, 7/1/2045	295,000	327,359
Series A1, 5.00%, 7/1/2044	2,500,000	2,806,375
Series A-2, 5.00%, 7/1/2042	2,295,000	2,579,947
Series A-2, 5.00%, 7/1/2044	2,400,000	2,694,120
Series A-2, 5.00%, 7/1/2045	200,000	224,348
Series B, 5.00%, 7/1/2025	1,760,000	2,041,037
Series B, 5.00%, 7/1/2030	145,000	165,056
Massachusetts, Federal Highway Grant Anticipation Note Revenue:
Series A, 5.00%, 6/15/2019	100,000	102,172
Series A, 5.00%, 6/15/2023	425,000	466,603
Series A, 5.00%, 6/15/2024	245,000	280,158
Massachusetts, State Clean Water Trust Revenue:
5.00%, 2/1/2024	175,000	199,042
5.00%, 8/1/2024	20,000	21,050
5.00%, 8/1/2025	1,065,000	1,240,650
5.00%, 2/1/2026	170,000	189,108
5.00%, 2/1/2031	250,000	288,000
Series 20, 5.00%, 2/1/2042	50,000	55,756
Massachusetts, State College Building Authority Revenue:
5.00%, 5/1/2044	715,000	783,340
Series A, 4.00%, 5/1/2027	1,200,000	1,291,956
Series A, 4.00%, 5/1/2028	1,525,000	1,631,414
Series A, 4.00%, 5/1/2029	1,975,000	2,100,610
Series A, 5.00%, 5/1/2033	790,000	872,437
Series A, 5.00%, 5/1/2037	250,000	278,073
Series B, 5.00%, 5/1/2039	415,000	456,006
Massachusetts, State Development Finance Agency Revenue:
5.00%, 4/1/2032	130,000	150,813
Series A, 5.00%, 7/15/2027	100,000	117,740
Series A, 5.00%, 7/15/2028	100,000	117,353
Series A, 5.00%, 7/15/2030	140,000	163,003
Series A, 5.00%, 7/15/2033	210,000	242,588
Massachusetts, State General Obligation:
3.00%, 9/1/2046	110,000	92,415
3.50%, 5/1/2036	1,450,000	1,403,600
4.00%, 5/1/2045	300,000	302,367
5.00%, 7/1/2030	250,000	301,940
Series A, 4.00%, 12/1/2032	2,465,000	2,549,352
Series A, 4.25%, 12/1/2039	4,300,000	4,463,572
Series A, 4.50%, 12/1/2043	3,350,000	3,520,146
Series A, 5.00%, 5/1/2020	2,000,000	2,093,820

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2029	$ 4,250,000	$ 4,912,957
Series A, 5.00%, 12/1/2031	435,000	473,828
Series A, 5.00%, 3/1/2032	1,215,000	1,356,790
Series A, 5.00%, 4/1/2033	1,675,000	1,923,268
Series A, 5.00%, 4/1/2034	100,000	114,419
Series A, 5.00%, 7/1/2035	2,000,000	2,241,300
Series A, 5.00%, 3/1/2036	1,130,000	1,251,656
Series A, 5.00%, 4/1/2036	190,000	215,874
Series A, 5.00%, 7/1/2036	2,000,000	2,234,820
Series A, 5.00%, 1/1/2037	100,000	113,790
Series A, 5.00%, 3/1/2037	110,000	121,494
Series A, 5.00%, 4/1/2037	150,000	169,712
Series A, 5.00%, 3/1/2041	1,150,000	1,265,322
Series A, 5.00%, 1/1/2042	135,000	152,466
Series A, 5.00%, 4/1/2042	250,000	280,483
Series A, 5.00%, 3/1/2046	660,000	724,456
Series B, 4.00%, 7/1/2026	100,000	110,132
Series B, 5.00%, 7/1/2025	1,120,000	1,297,330
Series B, 5.00%, 7/1/2027	115,000	136,267
Series B, 5.00%, 1/1/2028	5,000,000	5,953,350
Series B, 5.00%, 7/1/2029	300,000	346,797
Series B, 5.00%, 7/1/2033	1,045,000	1,189,252
Series B, 5.00%, 7/1/2036	100,000	112,698
Series B, 5.00%, 4/1/2037	110,000	124,455
Series C, 4.00%, 7/1/2031	25,000	25,906
Series C, 4.00%, 6/1/2043	65,000	65,691
Series C, 5.00%, 8/1/2020	400,000	421,528
Series C, 5.00%, 10/1/2021	2,535,000	2,749,765
Series C, 5.00%, 8/1/2022	665,000	733,794
Series C, 5.00%, 7/1/2024	340,000	375,214
Series C, 5.00%, 7/1/2027	275,000	303,482
Series C, 5.00%, 10/1/2027	350,000	416,073
Series D, 3.13%, 9/1/2034	180,000	170,757
Series D, 5.00%, 7/1/2027	250,000	296,233
Series D-1-R, 1.05%, 8/1/2043 (a)	1,940,000	1,901,627
Series D-GREEN BOND, 5.00%, 8/1/2033	390,000	421,582
Series E, 3.00%, 4/1/2041	910,000	786,631
Series E, 3.00%, 4/1/2044	180,000	152,671
Series E, 3.25%, 9/1/2040	1,325,000	1,183,662
Series E, 4.00%, 9/1/2039	2,750,000	2,798,180
Series E, 4.00%, 9/1/2041	4,000,000	4,050,560
Series E, 4.00%, 4/1/2042	1,980,000	2,001,463
Series E, 4.00%, 4/1/2046	3,500,000	3,527,930
Series E, 4.50%, 8/1/2043	300,000	313,608
Series E, 5.00%, 9/1/2022	100,000	110,523
Series E, 5.00%, 8/1/2023	145,000	156,535
Series E, 5.00%, 9/1/2023	205,000	225,922
Series E, 5.00%, 9/1/2025	110,000	121,706
Series E, 5.00%, 9/1/2027	360,000	398,311
Series E, 5.00%, 11/1/2027	105,000	124,889
Series E, 5.00%, 9/1/2029	380,000	415,948
Series E, 5.00%, 9/1/2030	385,000	420,817
Series E, 5.00%, 8/1/2036	1,100,000	1,177,462
Series F, 3.00%, 11/1/2028	100,000	99,912
Series F, 5.00%, 11/1/2025	100,000	111,034
Security Description	Principal Amount	Value
Series F, 5.00%, 11/1/2026	$ 525,000	$ 582,929
Series H, 5.00%, 12/1/2022	195,000	216,606
Series I, 5.00%, 12/1/2034	395,000	450,584
Series J, 4.00%, 12/1/2045	150,000	151,557
Series J, 5.00%, 12/1/2036	110,000	124,629
Series J, 5.00%, 12/1/2037	2,710,000	3,057,910
Massachusetts, State Port Authority Revenue Series A, 5.00%, 7/1/2040	245,000	271,874
Massachusetts, State School Building Authority, Sales Tax Revenue:
5.00%, 11/15/2034	20,000	22,816
Series A, 5.00%, 2/15/2033	110,000	122,157
Series A, 5.00%, 2/15/2035	200,000	220,948
Series A, 5.00%, 2/15/2036	1,655,000	1,825,746
Series A, 5.00%, 2/15/2037	1,555,000	1,714,605
Series A, 5.00%, 11/15/2045	150,000	166,058
Series A, 5.25%, 2/15/2048	2,000,000	2,292,940
Series B, 4.00%, 2/15/2040	400,000	405,392
Series B, 5.00%, 11/15/2029	125,000	144,845
Series C, 5.00%, 8/15/2025	135,000	156,917
Series C, 5.00%, 8/15/2037	1,065,000	1,187,209
Massachusetts, State Water Resources Authority Revenue:
Series C-GREEN BOND, 4.00%, 8/1/2040	160,000	163,778
Series C-GREEN BOND, 5.00%, 8/1/2031	2,050,000	2,395,363
Series C-GREEN BOND, 5.00%, 8/1/2040	3,340,000	3,748,449
Series F, 5.00%, 8/1/2026	2,750,000	3,128,757
Massachusetts, Transportation Trust Fund, Metropolitan Highway System Revenue Series A, 5.00%, 1/1/2028	2,000,000	2,384,960
University of Massachusetts Building Authority Revenue:
5.00%, 11/1/2037	140,000	159,482
Series 1, 5.00%, 11/1/2032	170,000	193,282
Series 1, 5.00%, 11/1/2039	210,000	232,812
Series 1, 5.00%, 11/1/2040	130,000	144,979
Series 1, 5.00%, 11/1/2044	135,000	149,191
		136,377,407
MICHIGAN — 0.7%
Jackson, MI, Public Schools, General Obligation 5.00%, 5/1/2048	3,000,000	3,291,810
Michigan State Building Authority Revenue:
Series I, 4.00%, 10/15/2035	225,000	231,230
Series I, 5.00%, 4/15/2022	100,000	109,439
Series I, 5.00%, 4/15/2030	155,000	175,686
Michigan, State Building Authority Revenue:
Series A, 5.00%, 8/15/2040	1,300,000	1,446,627
Series I, 5.00%, 10/15/2021	140,000	151,536

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series I, 5.00%, 10/15/2028	$ 100,000	$ 115,499
Series I, 5.00%, 10/15/2030	380,000	435,370
Series I, 5.00%, 4/15/2031	545,000	615,147
Series I, 5.00%, 10/15/2032	255,000	290,394
Series I, 5.00%, 10/15/2033	330,000	374,547
Series I, 5.00%, 4/15/2036	1,080,000	1,213,520
Series I, 5.00%, 4/15/2041	130,000	143,748
Series I, 5.00%, 10/15/2045	500,000	551,325
Series I, 5.00%, 10/15/2046	3,000,000	3,299,580
Michigan, State Finance Authority Revenue:
5.00%, 10/1/2018	110,000	110,000
5.00%, 10/1/2025	230,000	268,309
Series B, 5.00%, 10/1/2028	250,000	293,270
Series I, 5.00%, 4/15/2022	195,000	213,406
Michigan, State General Obligation:
Series A, 5.00%, 12/1/2018	100,000	100,518
Series A, 5.00%, 12/1/2020	100,000	106,276
Series A, 5.00%, 12/1/2021	110,000	119,748
Series B, 5.00%, 11/1/2022	150,000	166,489
Michigan, State Trunk Line Revenue 5.00%, 11/15/2021	100,000	108,710
Portage, MI, Public School, General Obligation 5.00%, 11/1/2028	145,000	166,330
University of Michigan, Revenue:
4.00%, 4/1/2035	300,000	315,273
5.00%, 4/1/2040	465,000	522,046
Series A, 5.00%, 4/1/2023	1,610,000	1,804,955
Series A, 5.00%, 4/1/2025	205,000	237,290
Series A, 5.00%, 4/1/2034	450,000	520,353
Series A, 5.00%, 4/1/2042	545,000	618,782
Series A, 5.00%, 4/1/2048	2,000,000	2,282,280
		20,399,493
MINNESOTA — 1.3%
Duluth, Independent School District No. 709:
Series A, 4.00%, 2/1/2027	115,000	121,659
Series A, 4.00%, 2/1/2028	100,000	105,187
Series A, 5.00%, 2/1/2026	500,000	564,995
Farmington, MN, Independent School District, General Obligation Series A, 3.00%, 2/1/2024	750,000	765,908
Hennepin, MN, General Obligation:
Series A, 5.00%, 12/1/2041	1,420,000	1,602,300
Series C, 5.00%, 12/1/2035	750,000	857,872
Hennepin, MN, Sales Tax Revenue:
5.00%, 12/15/2026	525,000	593,843
5.00%, 12/15/2027	915,000	1,034,023
5.00%, 12/15/2028	325,000	366,935
5.00%, 12/15/2029	225,000	253,798
Security Description	Principal Amount	Value
Metropolitan Council, Minneapolis-Saint Paul, MN, Metropolitan Area, General Obligation Series C, 3.00%, 3/1/2027	$ 360,000	$ 366,721
Minnesota, State General Fund Revenue:
Series A, 5.00%, 6/1/2020	585,000	613,858
Series A, 5.00%, 6/1/2027	105,000	116,827
Series A, 5.00%, 6/1/2032	2,070,000	2,288,716
Minnesota, State General Obligation:
Series A, 5.00%, 8/1/2019	450,000	461,507
Series A, 5.00%, 8/1/2020	610,000	643,056
Series A, 5.00%, 10/1/2021	315,000	341,687
Series A, 5.00%, 8/1/2028	150,000	172,494
Series A, 5.00%, 10/1/2028	205,000	244,063
Series B, 3.00%, 8/1/2030	120,000	120,829
Series B, 3.38%, 8/1/2035	200,000	197,586
Series B, 5.00%, 8/1/2019	115,000	117,941
Series B, 5.00%, 8/1/2022	1,215,000	1,342,113
Series B, 5.00%, 8/1/2023	185,000	208,340
Series B, 5.00%, 8/1/2024	500,000	562,345
Series B, 5.00%, 8/1/2025	140,000	162,707
Series D, 5.00%, 8/1/2020	115,000	121,232
Series D, 5.00%, 8/1/2022	3,490,000	3,855,123
Series D, 5.00%, 8/1/2023	595,000	670,065
Series D, 5.00%, 8/1/2025	530,000	615,961
Series E, 3.00%, 8/1/2021	140,000	143,598
Series E, 3.00%, 8/1/2023	185,000	191,486
Series E, 3.00%, 8/1/2024	140,000	145,083
Series E, 4.00%, 10/1/2020	390,000	405,354
Series E, 5.00%, 10/1/2027	100,000	119,498
Series F, 5.00%, 10/1/2020	100,000	105,885
Series F, 5.00%, 10/1/2021	1,165,000	1,263,699
Series F, 5.00%, 10/1/2022	225,000	249,345
Minnesota, State Higher Education Facilities Authority Revenue 4.00%, 3/1/2047	1,425,000	1,445,320
Minnesota, State Public Facilities Authority Revenue:
Series B, 3.00%, 3/1/2023	100,000	103,389
Series B, 4.00%, 3/1/2026	130,000	143,490
Rosemount-Apple Valley-Eagan, Independent School District No. 196, General Obligation Series A, 5.00%, 2/1/2025	175,000	201,236
Sartell-St Stephen, MN, Independent School District No. 748 Series A, 5.00%, 2/1/2026	1,500,000	1,715,415
University of Minnesota, Revenue:
5.00%, 8/1/2027	380,000	437,498
Series A, 5.00%, 9/1/2040	485,000	551,018
Series A, 5.00%, 9/1/2041	200,000	226,892
Series B, 4.00%, 1/1/2044	2,635,000	2,688,675

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 12/1/2027	$ 2,965,000	$ 3,547,148
Western Minnesota, Municipal Power Agency Revenue Series A, 5.00%, 1/1/2036	2,000,000	2,222,540
		35,396,260
MISSISSIPPI — 0.4%
5.00%, 8/1/2027	665,000	764,138
Mississippi, State General Obligation:
Series A, 5.00%, 10/1/2027	330,000	379,688
Series A, 5.00%, 10/1/2031	2,850,000	3,308,736
Series A, 5.00%, 10/1/2032	415,000	480,379
Series A, 5.00%, 10/1/2034	135,000	155,119
Series B, 5.00%, 12/1/2026	110,000	128,862
Series B, 5.00%, 12/1/2028	250,000	290,277
Series B, 5.00%, 12/1/2031	150,000	172,160
Series B, 5.00%, 12/1/2032	1,235,000	1,413,593
Series B, 5.00%, 12/1/2033	120,000	133,460
Series B, 5.00%, 12/1/2034	100,000	113,685
Series B, 5.00%, 12/1/2036	100,000	112,838
Series C, 5.00%, 10/1/2019	395,000	406,803
Series C, 5.00%, 10/1/2024	300,000	342,786
Series C, 5.00%, 10/1/2026	1,050,000	1,211,721
Series C, 5.00%, 10/1/2027	195,000	224,361
Series F, 5.00%, 11/1/2029	150,000	171,369
Mississippi, State University Educational Building Corp., Revenue:
4.00%, 8/1/2043	135,000	137,410
Series A, 4.00%, 8/1/2041	100,000	101,556
		10,048,941
MISSOURI — 0.6%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Authority Revenue Series A, 5.00%, 10/1/2019	260,000	267,847
Kansas City, MO, General Obligation:
Series A, 5.00%, 2/1/2027	520,000	610,366
Series A, 5.00%, 2/1/2028	225,000	266,609
Kansas City, MO, Sanitary Sewer System Revenue:
Series A, 4.00%, 1/1/2025	190,000	207,303
Series A, 4.00%, 1/1/2040	320,000	326,550
Series A, 5.00%, 1/1/2029	120,000	135,912
Series A, 5.00%, 1/1/2032	100,000	116,217
Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue:
Series A, 5.00%, 5/1/2028	305,000	361,224
Series A, 5.00%, 5/1/2042	4,865,000	5,513,504
Series B, 5.00%, 5/1/2033	100,000	112,751
Series B, 5.00%, 5/1/2034	220,000	247,632
Series B, 5.00%, 5/1/2036	170,000	190,810
Series B, 5.00%, 5/1/2038	375,000	412,597
Security Description	Principal Amount	Value
Series B, 5.00%, 5/1/2043	$ 450,000	$ 494,100
Series B, 5.00%, 5/1/2045	1,685,000	1,880,595
Series C, 4.00%, 5/1/2041	1,790,000	1,835,896
Series C, 5.00%, 5/1/2046	1,050,000	1,173,301
Missouri, State Environmental Improvement & Energy Resources Authority Revenue Series B, 5.00%, 7/1/2026	200,000	232,342
Missouri, State Highways & Transit Commission, State Road Revenue, First Lien:
Series A, 5.00%, 5/1/2024	1,095,000	1,248,377
Series A, 5.00%, 5/1/2025	405,000	461,044
North Kansas City, MO, School District No. 74, General Obligation 4.00%, 3/1/2029	25,000	26,805
Springfield, MO, School District No. R-12, General Obligation Series B, 5.00%, 3/1/2022	315,000	344,393
Springfield, MO, State Public Utility Revenue:
5.00%, 8/1/2019	100,000	102,540
5.00%, 8/1/2020	100,000	105,400
5.00%, 8/1/2023	200,000	224,840
University of Missouri Revenue Series A, 5.00%, 11/1/2020	200,000	212,206
		17,111,161
NEBRASKA — 0.8%
Lancaster County, NE, School District No. 001, General Obligation 4.00%, 1/15/2039	135,000	139,478
Lincoln City, NE, Electric System Revenue:
2.70%, 9/1/2023	140,000	142,586
5.00%, 9/1/2030	2,000,000	2,334,280
5.00%, 9/1/2032	310,000	359,541
5.00%, 9/1/2034	310,000	357,039
Series A, 5.00%, 9/1/2033	100,000	113,202
Omaha, NE, Sanitation Sewer Revenue 5.00%, 11/15/2034	1,300,000	1,460,550
Omaha, NE, State Public Power District Electric Revenue:
Series A, 5.00%, 2/1/2024	155,000	176,044
Series A, 5.00%, 2/1/2028	265,000	306,234
Series AA, 4.00%, 2/1/2034	110,000	113,950
Series B, 5.00%, 2/1/2020	50,000	51,972
Series B, 5.00%, 2/1/2021	1,070,000	1,142,204
Series BB, 4.00%, 2/1/2042	160,000	161,022
Series C, 5.00%, 2/1/2043	4,720,000	5,237,454
Series CC, 4.00%, 2/1/2038	175,000	179,471
Omaha, NE, State School District, General Obligation:
3.13%, 12/15/2033	170,000	162,529
3.25%, 12/15/2034	315,000	307,219

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 12/15/2038	$ 500,000	$ 514,090
University of Nebraska Facilities Corp. Revenue:
5.00%, 7/15/2030	5,000,000	5,916,900
Series A, 4.00%, 7/15/2024	2,500,000	2,719,050
		21,894,815
NEVADA — 1.0%
Clark County, NV, General Obligation:
3.00%, 11/1/2029	105,000	103,341
3.00%, 7/1/2035	200,000	179,888
4.00%, 7/1/2031	150,000	158,384
5.00%, 6/1/2022	300,000	329,406
5.00%, 6/1/2025	420,000	483,794
5.00%, 6/1/2026	150,000	174,638
5.00%, 11/1/2028	145,000	164,700
5.00%, 11/1/2032	1,475,000	1,655,555
Series A, 5.00%, 7/1/2019	100,000	102,241
Series A, 5.00%, 11/1/2020	155,000	164,167
Series A, 5.00%, 11/1/2022	290,000	321,042
Series A, 5.00%, 11/1/2023	195,000	219,905
Series A, 5.00%, 11/1/2024	180,000	205,562
Series A, 5.00%, 11/1/2026	420,000	488,313
Series A, 5.00%, 6/1/2031	2,040,000	2,387,473
Series A, 5.00%, 5/1/2048	5,000,000	5,627,700
Series B, 4.00%, 11/1/2031	500,000	527,545
Series B, 4.00%, 11/1/2032	265,000	279,018
Series B, 5.00%, 11/1/2023	110,000	124,049
Series B, 5.00%, 11/1/2024	170,000	194,142
Series B, 5.00%, 11/1/2026	180,000	210,584
Series B, 5.00%, 11/1/2028	120,000	139,441
Clark County, NV, Revenue:
5.00%, 7/1/2021	700,000	752,920
5.00%, 7/1/2024	105,000	119,028
5.00%, 7/1/2036	125,000	141,025
Clark County, School District, General Obligation Series A, 5.00%, 6/15/2024	100,000	112,190
Clark County, Water Reclamation District, General Obligation:
5.00%, 7/1/2023	130,000	145,945
5.00%, 7/1/2025	250,000	289,077
5.00%, 7/1/2026	200,000	234,242
5.00%, 7/1/2027	200,000	232,410
Las Vegas Valley, NV, Water District, General Obligation:
5.00%, 6/1/2039	3,885,000	4,326,064
Series A, 5.00%, 6/1/2027	175,000	203,084
Series A, 5.00%, 6/1/2031	125,000	142,550
Series A, 5.00%, 6/1/2032	100,000	113,745
Series A, 5.00%, 6/1/2037	200,000	223,710
Series A, 5.00%, 6/1/2041	2,675,000	2,976,767
Los Angeles, NV, General Obligation Series C, 4.00%, 9/1/2037	140,000	143,063
Nevada, State Highway Improvement Revenue:
Security Description	Principal Amount	Value
5.00%, 12/1/2020	$ 450,000	$ 478,044
5.00%, 12/1/2021	200,000	217,594
5.00%, 12/1/2022	295,000	327,686
5.00%, 12/1/2026	310,000	362,089
5.00%, 12/1/2028	560,000	646,514
5.00%, 12/1/2030	185,000	215,029
Truckee Meadows, NV, Water Authority Revenue:
5.00%, 7/1/2021	125,000	134,589
5.00%, 7/1/2031	105,000	119,727
5.00%, 7/1/2033	750,000	850,200
5.00%, 7/1/2034	145,000	163,838
5.00%, 7/1/2037	500,000	559,115
		28,471,133
NEW HAMPSHIRE — 0.0% (d)
New Hampshire Municipal Bond Bank, Revenue Series D, 4.00%, 8/15/2039	650,000	668,109
NEW JERSEY — 0.4%
Bergen County, NJ, General Obligation:
4.00%, 10/15/2023	100,000	108,288
5.00%, 10/15/2022	160,000	177,406
Hudson County, NJ, Improvement Authority Revenue 5.00%, 5/1/2041	500,000	553,755
New Brunswick, NJ, Parking Authority Revenue:
Series A, 3.00%, 9/1/2034	200,000	184,188
Series A, 5.00%, 9/1/2032	120,000	135,172
Series A, 5.00%, 9/1/2036	355,000	394,632
New Jersey, Environmental Infrastructure Trust Revenue 5.00%, 9/1/2026	500,000	590,420
New Jersey, State Educational Facilities Authority Revenue:
Series A, 4.00%, 7/1/2027	110,000	118,963
Series A, 5.00%, 7/1/2024	540,000	619,623
Series A, 5.00%, 7/1/2026	410,000	467,605
Series B, 5.00%, 7/1/2020	250,000	263,118
Series B, 5.00%, 7/1/2030	2,615,000	3,091,871
Series B, 5.00%, 7/1/2031	1,030,000	1,212,557
Series D, 4.00%, 7/1/2045	220,000	224,558
Series I, 4.00%, 7/1/2040	235,000	246,673
Rutgers, NJ, University Revenue:
Series J, 5.00%, 5/1/2023	345,000	386,386
Series J, 5.00%, 5/1/2025	195,000	216,955
Union County, NJ, General Obligation Series A & B, 3.00%, 3/1/2027	1,410,000	1,424,932
		10,417,102

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
NEW MEXICO — 0.3%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue:
5.00%, 7/1/2021	$ 140,000	$ 150,857
5.00%, 7/1/2022	555,000	611,005
Series A, 5.00%, 7/1/2020	450,000	472,734
Series A, 5.00%, 7/1/2023	125,000	140,331
Series B, 5.00%, 7/1/2023	165,000	184,605
Albuquerque, NM, Municipal School District No. 12, General Obligation:
Series 2017, 5.00%, 8/1/2024	210,000	239,169
Series 2017, 5.00%, 8/1/2025	230,000	265,425
Series 2017, 5.00%, 8/1/2027	145,000	169,171
Series B, 5.00%, 8/1/2020	115,000	121,019
New Mexico, State Finance Authority Revenue Series B1, 5.00%, 6/15/2027	115,000	130,188
New Mexico, State General Obligation:
5.00%, 3/1/2022	1,240,000	1,356,560
5.00%, 3/1/2024	255,000	289,575
Series A, 5.00%, 3/1/2020	100,000	104,146
Series A, 5.00%, 3/1/2021	135,000	144,430
Series A, 5.00%, 3/1/2022	100,000	109,435
New Mexico, State Severance Tax Permanent Fund Series B, 4.00%, 7/1/2022	340,000	362,015
New Mexico, State Severance Tax Revenue:
Series A, 5.00%, 7/1/2020	460,000	476,382
Series A, 5.00%, 7/1/2021	140,000	150,779
Series A, 5.00%, 7/1/2022	170,000	173,900
Series A, 5.00%, 7/1/2023	365,000	409,242
Series A, 5.00%, 7/1/2025	630,000	726,787
Series B, 4.00%, 7/1/2020	240,000	248,069
Series B, 4.00%, 7/1/2024	200,000	216,742
State of New Mexico Severance Tax Permanent Fund Revenue:
Series A, 5.00%, 7/1/2019	200,000	204,528
Series A, 5.00%, 7/1/2024	175,000	179,014
Series A, 5.00%, 7/1/2025	120,000	138,436
Series B, 4.00%, 7/1/2023	100,000	107,648
University of New Mexico, Revenue:
Series A, 2.25%, 6/1/2027	455,000	431,131
Series A, 4.00%, 6/1/2046	290,000	295,359
		8,608,682
NEW YORK — 17.5%
Battery Park City, NY, Authority Revenue:
Series A, 5.00%, 11/1/2024	320,000	363,997
Series A, 5.00%, 11/1/2028	120,000	135,634
Brookhaven, NY, General Obligation:
Security Description	Principal Amount	Value
5.00%, 5/1/2026	$ 120,000	$ 138,175
Series A, 3.00%, 2/1/2023	100,000	103,411
Series A, 3.00%, 2/1/2025	250,000	256,650
Erie County, NY, Industrial Development Agency Revenue Series A, 5.00%, 5/1/2027	220,000	255,950
Metropolitan New York, NY, Transportation Authority Revenue:
5.00%, 11/15/2047	100,000	112,619
Series A, 4.00%, 11/15/2026	130,000	144,045
Series A, 5.00%, 11/15/2035	2,700,000	3,070,008
Series A, 5.00%, 11/15/2045	230,000	249,228
Series B, 5.00%, 11/15/2027	250,000	296,420
Series B, 5.00%, 11/15/2034	7,615,000	8,749,940
Series B, 5.25%, 11/15/2037	120,000	134,192
Series B-1, 5.00%, 11/15/2036	350,000	396,596
Series B2, 4.00%, 11/15/2033	330,000	348,586
Series B2, 4.00%, 11/15/2034	230,000	242,027
Series B2, 5.00%, 11/15/2025	2,520,000	2,942,780
Series B2, 5.00%, 11/15/2026	5,045,000	5,970,556
Series C-2, Zero Coupon, 11/15/2032	5,710,000	3,299,124
Series C-2, Zero Coupon, 11/15/2033	7,900,000	4,356,297
Series D, 5.00%, 11/15/2043	110,000	118,685
Monroe County, NY, Industrial Development Corp., Revenue:
4.00%, 7/1/2043	155,000	158,325
Series A, 3.88%, 7/1/2042	200,000	199,220
Series A, 5.00%, 7/1/2030	205,000	239,594
Series A, 5.00%, 7/1/2031	250,000	282,708
Series A, 5.00%, 7/1/2043	195,000	220,512
Series C, 5.00%, 7/1/2028	200,000	236,302
Nassau County, NY, Sewer & Storm Water Finance Authority Revenue Series A, 5.00%, 10/1/2028	3,570,000	4,072,727
New York & New Jersey, NY, Port Authority Revenue Series 179, 5.00%, 12/1/2020	290,000	308,836
New York & New Jersey, Port Authority Revenue:
3.25%, 12/15/2030	105,000	104,368
4.00%, 12/15/2036	3,770,000	3,894,108
4.00%, 12/15/2038	100,000	102,717
4.00%, 6/15/2044	180,000	183,955
5.00%, 7/15/2030	500,000	590,750
5.00%, 9/1/2031	180,000	202,066
5.00%, 7/15/2032	1,625,000	1,901,786
5.00%, 7/15/2033	1,915,000	2,230,573
5.00%, 9/1/2033	230,000	256,864
5.00%, 9/1/2034	195,000	217,552
5.00%, 10/15/2034	100,000	113,414
5.00%, 7/15/2035	360,000	416,023
5.00%, 9/1/2036	705,000	784,101
5.00%, 9/1/2039	1,780,000	1,976,654
5.00%, 10/15/2041	3,720,000	4,148,767

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 10/15/2047	$ 100,000	$ 111,924
5.00%, 11/15/2047	100,000	112,619
Series 179, 5.00%, 12/1/2021	300,000	326,970
Series 179, 5.00%, 12/1/2038	1,625,000	1,805,619
Series 179, 5.00%, 12/1/2043	1,115,000	1,226,500
Series 189, 5.00%, 5/1/2045	4,055,000	4,484,911
Series 190, 5.00%, 5/1/2032	1,075,000	1,120,806
Series 190, 5.00%, 5/1/2035	1,375,000	1,432,062
Series 198, 5.00%, 11/15/2036	145,000	164,082
Series 198, 5.00%, 11/15/2041	160,000	179,594
Series 205, 5.00%, 11/15/2032	5,510,000	6,388,129
Series 205, 5.00%, 11/15/2035	160,000	183,435
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
4.50%, 6/15/2039	115,000	122,361
5.00%, 6/15/2038	145,000	163,135
5.00%, 6/15/2046	2,015,000	2,223,210
Series AA, 3.00%, 6/15/2046	385,000	322,349
Series AA, 4.00%, 6/15/2044	4,310,000	4,360,255
Series BB, 4.63%, 6/15/2046	3,250,000	3,417,212
Series BB, 5.00%, 6/15/2046	2,365,000	2,564,440
Series BB-2, 5.00%, 6/15/2028	115,000	135,291
Series BB-2, 5.00%, 6/15/2031	530,000	613,274
Series BB-2, 5.00%, 6/15/2032	310,000	357,167
Series CC, 4.00%, 6/15/2045	760,000	768,474
Series CC, 5.00%, 6/15/2023	235,000	255,461
Series CC1, 4.00%, 6/15/2033	1,250,000	1,315,137
Series CC-1, 4.00%, 6/15/2037	250,000	256,463
Series CC-1, 5.00%, 6/15/2047	2,200,000	2,394,062
Series DD, 5.00%, 6/15/2025	140,000	160,412
Series DD, 5.00%, 6/15/2036	1,130,000	1,253,859
Series DD, 5.00%, 6/15/2039	1,550,000	1,706,193
Series DD, 5.25%, 6/15/2047	3,080,000	3,508,366
Series EE, 5.00%, 6/15/2036	460,000	509,652
Series EE, 5.00%, 6/15/2040	175,000	197,696
Series EE, 5.00%, 6/15/2045	4,545,000	4,958,231
Series FF, 5.00%, 6/15/2028	195,000	223,353
Series FF, 5.00%, 6/15/2029	1,710,000	1,768,533
Series FF, 5.00%, 6/15/2031	335,000	378,651
Series FF, 5.00%, 6/15/2034	1,750,000	2,015,615
Series FF, 5.00%, 6/15/2039	2,500,000	2,832,525
Series GG, 5.00%, 6/15/2037	190,000	211,202
Series GG, 5.00%, 6/15/2039	350,000	387,944
Series HH, 5.00%, 6/15/2037	3,850,000	4,279,621
Series HH, 5.00%, 6/15/2039	155,000	171,804
New York, NY, City Transitional Finance Authority Building Aid Revenue:
5.00%, 7/15/2021	425,000	458,532
5.00%, 7/15/2045	275,000	308,919
Series S1, 4.00%, 7/15/2036	725,000	744,814
Series S1, 4.00%, 7/15/2040	1,760,000	1,784,376
Series S1, 5.00%, 7/15/2022	145,000	159,945
Series S1, 5.00%, 7/15/2043	1,885,000	2,084,508
Series S-1, 5.00%, 7/15/2022	100,000	110,307
Series S-1, 5.00%, 7/15/2028	160,000	180,941
Security Description	Principal Amount	Value
Series S-1, 5.00%, 7/15/2033	$ 5,000,000	$ 5,791,800
Series S-1, 5.00%, 7/15/2040	1,535,000	1,679,244
Series S-1, 5.00%, 7/15/2043	220,000	240,412
Series S-2, 4.00%, 7/15/2044	500,000	508,305
Series S-4A, 5.00%, 7/15/2033	250,000	289,590
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2022	150,000	166,365
5.00%, 2/1/2027	100,000	111,871
5.00%, 2/1/2034	155,000	172,369
5.00%, 5/1/2034	250,000	281,505
5.00%, 5/1/2035	125,000	140,304
5.00%, 5/1/2036	245,000	274,121
5.00%, 5/1/2040	1,545,000	1,714,378
5.00%, 11/1/2042	125,000	137,253
5.25%, 8/1/2037	4,000,000	4,672,080
Series A-1, 4.00%, 8/1/2039	270,000	275,481
Series A-1, 5.00%, 11/1/2018	100,000	100,254
Series A-1, 5.00%, 8/1/2021	175,000	189,021
Series A-1, 5.00%, 8/1/2023	5,880,000	6,610,296
Series A-1, 5.00%, 8/1/2027	240,000	273,219
Series A-1, 5.00%, 8/1/2029	520,000	585,071
Series A-1, 5.00%, 8/1/2031	150,000	167,462
Series A-1, 5.00%, 8/1/2032	350,000	390,345
Series A-1, 5.00%, 8/1/2033	2,915,000	3,381,108
Series A-1, 5.00%, 8/1/2034	1,425,000	1,641,691
Series A-1, 5.00%, 11/1/2034	125,000	138,311
Series A-1, 5.00%, 11/1/2035	455,000	503,225
Series A-1, 5.00%, 8/1/2036	2,000,000	2,288,800
Series A-1, 5.00%, 8/1/2037	930,000	1,028,254
Series A-1, 5.00%, 11/1/2038	2,800,000	3,082,800
Series A-2, 5.00%, 8/1/2036	140,000	158,556
Series B1, 5.00%, 11/1/2029	185,000	210,972
Series B1, 5.00%, 11/1/2034	270,000	299,014
Series B1, 5.00%, 11/1/2037	445,000	490,167
Series B-1, 3.38%, 8/1/2045	200,000	181,434
Series B-1, 4.00%, 8/1/2035	115,000	119,598
Series B-1, 4.00%, 8/1/2037	860,000	881,848
Series B-1, 5.00%, 8/1/2029	1,060,000	1,188,156
Series B-1, 5.00%, 8/1/2030	295,000	338,999
Series B-1, 5.00%, 8/1/2031	175,000	195,372
Series B-1, 5.00%, 8/1/2032	1,225,000	1,366,206
Series B-1, 5.00%, 8/1/2034	3,975,000	4,435,793
Series B-1, 5.00%, 8/1/2035	515,000	571,444
Series B-1, 5.00%, 11/1/2035	150,000	167,990
Series B-1, 5.00%, 8/1/2036	520,000	575,817
Series B-1, 5.00%, 8/1/2039	4,555,000	5,020,885
Series B-1, 5.00%, 8/1/2040	3,800,000	4,231,300
Series B-1, 5.00%, 8/1/2042	3,105,000	3,415,593
Series B-1, 5.00%, 8/1/2045	100,000	111,870
Series C, 3.50%, 11/1/2034	100,000	98,906
Series C, 5.00%, 11/1/2020	595,000	630,813
Series C, 5.00%, 11/1/2022	100,000	110,910
Series C, 5.00%, 11/1/2023	125,000	141,158
Series C, 5.00%, 11/1/2024	150,000	171,011
Series C, 5.00%, 11/1/2025	395,000	457,564

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 11/1/2026	$ 120,000	$ 137,862
Series C, 5.00%, 11/1/2027	150,000	171,350
Series D1, 5.00%, 2/1/2036	1,745,000	1,917,476
Series D1, 5.00%, 2/1/2037	150,000	164,594
Series D-1, 5.00%, 2/1/2026	100,000	112,348
Series E-1, 4.00%, 2/1/2041	110,000	111,673
Series E-1, 5.00%, 2/1/2030	3,370,000	3,854,070
Series E-1, 5.00%, 2/1/2040	1,520,000	1,681,758
Series E-1, 5.00%, 2/1/2041	280,000	307,653
Series F-1, 5.00%, 5/1/2032	5,500,000	6,299,755
Series F-1, 5.00%, 5/1/2036	3,500,000	3,952,550
Series F-1, 5.00%, 5/1/2039	115,000	128,955
Series I, 5.00%, 5/1/2021	100,000	107,402
Series I, 5.00%, 5/1/2024	135,000	150,323
Series I, 5.00%, 5/1/2026	140,000	155,313
Series I, 5.00%, 5/1/2029	145,000	159,867
Series I, 5.00%, 5/1/2031	255,000	280,337
Series I, 5.00%, 5/1/2033	300,000	329,130
Series I, 5.00%, 5/1/2034	270,000	296,093
Series I, 5.00%, 5/1/2042	1,055,000	1,148,895
New York, NY, General Obligation:
Series 1-I, 4.00%, 3/1/2039	200,000	204,690
Series 1-I, 5.00%, 3/1/2027	1,560,000	1,752,098
Series A, 5.00%, 8/1/2020	360,000	379,440
Series A, 5.00%, 8/1/2023	5,000,000	5,608,850
Series A, 5.00%, 8/1/2024	3,500,000	3,984,085
Series A, 5.00%, 8/1/2026	125,000	143,829
Series A1, 5.00%, 8/1/2035	500,000	551,020
Series B, 5.00%, 8/1/2021	1,555,000	1,676,477
Series B, 5.00%, 8/1/2022	200,000	220,226
Series B, 5.00%, 8/1/2025	150,000	170,397
Series B, 5.00%, 12/1/2031	160,000	183,637
Series B-1, 5.00%, 10/1/2036	400,000	454,228
Series B-1, 5.00%, 10/1/2037	4,730,000	5,355,495
Series B-1, 5.00%, 12/1/2037	500,000	561,515
Series B-1, 5.00%, 10/1/2038	300,000	338,427
Series B-1, 5.00%, 12/1/2038	3,095,000	3,471,073
Series C, 5.00%, 8/1/2020	235,000	247,690
Series C, 5.00%, 4/15/2023	1,390,000	1,568,031
Series C, 5.00%, 8/1/2024	100,000	113,831
Series C, 5.00%, 8/1/2025	425,000	487,373
Series C, 5.00%, 8/1/2026	305,000	355,082
Series C, 5.00%, 8/1/2027	120,000	139,019
Series C, 5.00%, 8/1/2028	1,460,000	1,702,313
Series C, 5.00%, 8/1/2031	1,525,000	1,771,562
Series C, 5.00%, 8/1/2034	3,365,000	3,754,398
Series D-1, 5.00%, 8/1/2027	345,000	383,840
Series D-1, 5.00%, 8/1/2029	1,425,000	1,583,360
Series D-1, 5.00%, 8/1/2033	250,000	276,225
Series E, 5.00%, 8/1/2020	215,000	226,610
Series E, 5.00%, 8/1/2021	575,000	619,919
Series E, 5.00%, 8/1/2022	260,000	286,294
Series E, 5.00%, 8/1/2028	160,000	186,672
Series E, 5.00%, 8/1/2030	280,000	321,972
Series E-1, 4.00%, 3/1/2041	500,000	508,630
Series E-1, 5.00%, 3/1/2040	4,000,000	4,511,800
Security Description	Principal Amount	Value
Series F-1, 5.00%, 6/1/2026	$ 165,000	$ 189,407
Series G, 4.00%, 8/1/2029	100,000	105,596
Series G, 5.00%, 8/1/2021	130,000	140,156
Series I, 5.00%, 3/1/2022	60,000	65,536
Series I, 5.00%, 8/1/2022	215,000	236,743
Series J, 5.00%, 8/1/2020	1,365,000	1,438,710
Series J-7, 5.00%, 8/1/2020	350,000	368,900
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A, 5.25%, 11/15/2027	250,000	298,608
Series A, 5.25%, 11/15/2033	105,000	122,156
Series A, 5.25%, 11/15/2034	235,000	272,478
Series B2, 4.00%, 11/15/2038	255,000	262,663
New York, NY, Sales Tax Asset Receivables Corp., Revenue:
Series A, 4.00%, 10/15/2032	4,415,000	4,704,801
Series A, 5.00%, 10/15/2020	245,000	259,744
Series A, 5.00%, 10/15/2021	1,735,000	1,887,038
Series A, 5.00%, 10/15/2025	175,000	200,424
Series A, 5.00%, 10/15/2026	4,445,000	5,082,724
Series A, 5.00%, 10/15/2029	565,000	644,360
Series A, 5.00%, 10/15/2030	1,110,000	1,263,901
Series A, 5.00%, 10/15/2031	1,250,000	1,418,825
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue:
4.00%, 2/1/2023	1,430,000	1,539,409
4.00%, 4/1/2030	400,000	434,476
4.00%, 4/1/2031	230,000	248,455
New York, State Convention Center Development Corp., Revenue:
4.00%, 11/15/2045	120,000	121,406
5.00%, 11/15/2022	240,000	266,122
5.00%, 11/15/2029	1,500,000	1,705,395
5.00%, 11/15/2033	1,545,000	1,730,153
5.00%, 11/15/2045	410,000	449,799
New York, State Dormitory Authority Revenue Series A, 5.00%, 3/15/2020	150,000	156,498
New York, State Dormitory Authority Revenue, Non State Supported Debt:
5.00%, 10/1/2023	200,000	224,852
5.00%, 10/1/2030	3,500,000	4,023,950
5.00%, 10/1/2031	3,000,000	3,432,990
5.00%, 10/1/2032	3,500,000	3,994,445
5.00%, 10/1/2033	5,000,000	5,679,700
5.00%, 10/1/2045	3,250,000	4,090,385
Series 1, 5.00%, 1/15/2029	400,000	469,004
Series 1, 5.00%, 1/15/2030	250,000	291,795
Series 1, 5.00%, 1/15/2031	500,000	580,065
Series A, 2.13%, 7/1/2041 (a)	1,505,000	1,465,569
Series A, 2.50%, 7/1/2041 (a)	500,000	498,885
Series A, 3.00%, 7/1/2029	315,000	311,277
Series A, 4.00%, 7/1/2034	100,000	105,096
Series A, 4.00%, 7/1/2043	1,300,000	1,329,523

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2021	$ 190,000	$ 204,999
Series A, 5.00%, 7/1/2026	1,640,000	1,927,082
Series A, 5.00%, 10/1/2028 (b)	205,000	240,473
Series A, 5.00%, 10/1/2030 (b)	3,040,000	3,526,704
Series A, 5.00%, 7/1/2034	5,040,000	5,768,532
Series A, 5.00%, 7/1/2035	100,000	113,952
Series A, 5.00%, 7/1/2040	200,000	225,156
Series A-2, 5.00%, 10/1/2046	105,000	118,554
Series B, 5.00%, 10/1/2021	225,000	244,611
Series B, 5.00%, 10/1/2030	260,000	302,643
Series B, 5.00%, 3/15/2031	500,000	557,135
Series B-B, 5.00%, 3/15/2029	40,000	45,796
Series B-B, 5.00%, 3/15/2034	275,000	309,647
Series E, 5.00%, 3/15/2036	1,745,000	1,948,607
New York, State Dormitory Authority Revenue, State Supported Debt:
Series A, 5.00%, 10/1/2020 (b)	200,000	211,568
Series A, 5.00%, 10/1/2021 (b)	200,000	216,702
Series A, 5.00%, 7/1/2024	100,000	113,762
Series A, 5.00%, 10/1/2026 (b)	125,000	141,115
Series A, 5.00%, 7/1/2037	290,000	318,298
Series A, 5.00%, 10/1/2047	2,300,000	2,910,558
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 3.25%, 2/15/2040	100,000	92,454
Series A, 5.00%, 2/15/2021	250,000	267,085
Series A, 5.00%, 2/15/2022	3,265,000	3,568,025
Series A, 5.00%, 3/15/2022	190,000	208,058
Series A, 5.00%, 2/15/2025	3,280,000	3,772,459
Series A, 5.00%, 3/15/2026	235,000	269,505
Series A, 5.00%, 2/15/2029	155,000	171,346
Series A, 5.00%, 3/15/2029	1,380,000	1,562,422
Series A, 5.00%, 2/15/2031	1,205,000	1,326,307
Series A, 5.00%, 3/15/2034	195,000	217,723
Series A, 5.00%, 2/15/2036	5,500,000	6,195,860
Series B, 5.00%, 3/15/2027	110,000	123,637
Series B, 5.00%, 3/15/2028	170,000	190,800
Series B, 5.00%, 3/15/2032	425,000	472,655
Series B, 5.00%, 2/15/2039	200,000	219,500
Series B, 5.00%, 2/15/2041	1,430,000	1,566,851
Series B, 5.00%, 2/15/2042	1,500,000	1,681,155
Series B, 5.00%, 2/15/2045	1,575,000	1,721,947
Series B-3, 5.00%, 2/15/2038	400,000	451,904
Series B-B, 5.00%, 2/15/2035	160,000	177,736
Series C, 5.00%, 3/15/2037	105,000	115,711
Series D, 5.00%, 2/15/2020	220,000	228,989
Series D, 5.00%, 2/15/2021	120,000	128,201
Series D, 5.00%, 2/15/2022	2,260,000	2,469,751
Series D, 5.00%, 2/15/2026	235,000	273,451
Series D, 5.00%, 2/15/2027	100,000	116,590
Series E, 5.00%, 3/15/2021	395,000	422,927
Series E, 5.00%, 3/15/2022	110,000	120,454
Series E, 5.00%, 3/15/2023	180,000	200,941
Series E, 5.00%, 3/15/2024	415,000	471,199
Series E, 5.25%, 3/15/2033	2,300,000	2,644,333
Security Description	Principal Amount	Value
New York, State Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/2028	$ 200,000	$ 233,188
5.00%, 3/15/2030	275,000	317,226
5.00%, 3/15/2031	115,000	132,041
Series A, 4.00%, 3/15/2021	125,000	130,801
Series A, 4.13%, 3/15/2033	2,120,000	2,225,915
Series A, 5.00%, 3/15/2019	125,000	126,771
Series A, 5.00%, 3/15/2020	1,375,000	1,434,565
Series A, 5.00%, 3/15/2021	1,670,000	1,787,251
Series A, 5.00%, 3/15/2022	110,000	120,570
Series A, 5.00%, 3/15/2023	2,860,000	3,196,593
Series A, 5.00%, 3/15/2024	475,000	536,249
Series A, 5.00%, 3/15/2025	3,355,000	3,869,017
Series A, 5.00%, 3/15/2026	4,300,000	4,928,156
Series A, 5.00%, 3/15/2031	160,000	179,403
Series A, 5.00%, 3/15/2032	1,210,000	1,378,858
Series A, 5.00%, 3/15/2036	1,500,000	1,664,985
Series A, 5.00%, 3/15/2037	2,065,000	2,287,731
Series A, 5.00%, 3/15/2039	100,000	113,533
Series A, 5.00%, 3/15/2044	3,505,000	3,853,292
Series A-B, 5.00%, 3/15/2030	155,000	179,874
Series A-C, 5.00%, 3/15/2043	300,000	335,703
Series B-B, 5.00%, 3/15/2027	270,000	311,899
Series B-B, 5.00%, 3/15/2033	350,000	395,269
Series C, 5.00%, 3/15/2042	270,000	300,075
New York, State Environmental Facilities Corp., Revenue:
4.00%, 6/15/2036	450,000	467,217
4.00%, 6/15/2046	3,740,000	3,816,969
5.00%, 3/15/2026	110,000	126,930
5.00%, 6/15/2026	115,000	131,370
5.00%, 6/15/2028	550,000	641,586
5.00%, 6/15/2031	210,000	235,952
5.00%, 6/15/2033	125,000	139,956
5.00%, 6/15/2035	150,000	171,464
5.00%, 11/15/2039	505,000	560,717
5.00%, 6/15/2041	3,940,000	4,412,012
Series A, 5.00%, 6/15/2031	220,000	243,428
Series A, 5.00%, 6/15/2040	320,000	359,619
Series B, 5.00%, 8/15/2041	1,210,000	1,357,729
Series D, 5.00%, 9/15/2025	100,000	115,715
Series E, 5.00%, 6/15/2034	3,200,000	3,681,568
New York, State Thruway Authority, Personal Income Tax Revenue Series A, 5.00%, 3/15/2031	100,000	110,294
New York, State Urban Development Corp., Revenue:
5.00%, 3/15/2022	50,000	54,752
5.00%, 3/15/2033	225,000	250,589
5.00%, 3/15/2034	1,845,000	2,048,909
5.00%, 3/15/2035	20,000	22,157
5.00%, 3/15/2044	320,000	351,968
Series A, 5.00%, 3/15/2021	1,580,000	1,691,706
Series A, 5.00%, 3/15/2022	410,000	448,966
Series A, 5.00%, 3/15/2023	2,005,000	2,238,262

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2024	$ 4,595,000	$ 5,217,255
Series A, 5.00%, 3/15/2025	285,000	328,314
Series A, 5.00%, 3/15/2026	6,280,000	7,318,210
Series A, 5.00%, 3/15/2027	565,000	654,253
Series A-, 5.00%, 3/15/2023	100,000	111,634
Series A-, 5.00%, 3/15/2024	440,000	499,585
Series A-, 5.00%, 3/15/2026	750,000	866,902
Series A-, 5.00%, 3/15/2028	125,000	143,625
Series A-, 5.00%, 3/15/2029	505,000	577,488
Series A-, 5.00%, 3/15/2030	140,000	159,524
Series A-, 5.00%, 3/15/2032	170,000	192,445
Series A-, 5.00%, 3/15/2033	3,565,000	4,018,931
Series A-, 5.00%, 3/15/2034	745,000	838,363
Series A-, 5.00%, 3/15/2038	105,000	116,904
Series A-, 5.00%, 3/15/2039	530,000	589,386
Series A-, 5.00%, 3/15/2042	205,000	227,566
Series A-1, 5.00%, 3/15/2020	120,000	125,198
Series C, 5.00%, 3/15/2020	520,000	542,526
Series C, 5.00%, 3/15/2021	225,000	240,908
Series C, 5.00%, 3/15/2029	285,000	315,099
Series C, 5.00%, 3/15/2030	160,000	176,541
Series C, 5.00%, 3/15/2031	275,000	302,943
Series C, 5.00%, 3/15/2032	230,000	253,168
Series C-, 5.00%, 3/15/2027	100,000	117,691
Series C-, 5.00%, 3/15/2031	4,250,000	4,916,570
Series D, 5.00%, 3/15/2020	225,000	234,747
Series D, 5.00%, 3/15/2022	1,917,000	2,099,192
Series D, 5.00%, 3/15/2024	140,000	155,722
Series E, 5.00%, 3/15/2021	130,000	139,191
Series E, 5.00%, 3/15/2030	130,000	143,439
Series E, 5.00%, 3/15/2033	120,000	132,035
Series E, 5.00%, 3/15/2035	125,000	137,205
Oyster Bay, NY, General Obligation:
4.00%, 8/1/2029 (b)	385,000	400,519
4.00%, 8/1/2031 (b)	255,000	264,904
Suffolk, NY, County Water Authority Revenue:
Series A, 5.00%, 6/1/2037	860,000	979,037
Series B, 4.00%, 6/1/2040	370,000	382,106
Triborough, NY, Bridge & Tunnel Authority Revenue:
5.00%, 11/15/2023	200,000	226,658
Series A, 5.00%, 11/15/2030	305,000	342,353
Series A, 5.00%, 11/15/2039	275,000	304,890
Series A, 5.00%, 11/15/2040	435,000	483,281
Series A, 5.00%, 11/15/2041	350,000	390,534
Series A, 5.00%, 11/15/2050	550,000	605,170
Series B, 5.00%, 11/15/2029	5,000,000	6,039,350
Series C-1, 5.00%, 11/15/2025	1,050,000	1,222,431
Series C-1, 5.00%, 11/15/2027	165,000	196,667
Series C-2, 5.00%, 11/15/2042	2,915,000	3,297,506
Utility Debt Securitization Authority Revenue:
3.00%, 12/15/2032	410,000	401,607
4.00%, 12/15/2037	195,000	202,412
5.00%, 12/15/2024	120,000	133,465
Security Description	Principal Amount	Value
5.00%, 12/15/2025	$ 1,940,000	$ 2,188,301
5.00%, 6/15/2027	425,000	491,032
5.00%, 12/15/2032	605,000	689,555
5.00%, 12/15/2033	3,900,000	4,439,643
5.00%, 12/15/2036	250,000	281,818
5.00%, 12/15/2037	4,170,000	4,677,739
5.00%, 12/15/2038	200,000	229,006
5.00%, 12/15/2040	300,000	341,457
Series A, 5.00%, 6/15/2025	140,000	156,621
Series A, 5.00%, 12/15/2026	350,000	402,143
Series A, 5.00%, 6/15/2027	120,000	138,324
Series A, 5.00%, 6/15/2028	245,000	286,170
Series A, 5.00%, 12/15/2032	260,000	298,405
Series A, 5.00%, 12/15/2033	500,000	571,625
Series A, 5.00%, 12/15/2034	2,335,000	2,660,849
Series A, 5.00%, 12/15/2035	1,975,000	2,243,323
Series B, 5.00%, 12/15/2020	300,000	301,905
Series B, 5.00%, 12/15/2023	280,000	304,833
Series B, 5.00%, 6/15/2024	480,000	528,605
Series B, 5.00%, 12/15/2024	1,050,000	1,167,820
Series B, 5.00%, 12/15/2025	315,000	355,317
Series TE, 5.00%, 12/15/2027	575,000	645,598
Series TE, 5.00%, 12/15/2029	295,000	329,842
Series TE, 5.00%, 12/15/2030	1,575,000	1,758,582
Series TE, 5.00%, 12/15/2031	555,000	618,836
Series TE, 5.00%, 12/15/2033	200,000	222,592
Series TE, 5.00%, 12/15/2034	1,620,000	1,800,500
Series TE, 5.00%, 12/15/2041	2,110,000	2,329,989
Westchester, NY, General Obligation Series A, 5.00%, 1/1/2024	1,530,000	1,742,777
		486,396,952
NORTH CAROLINA — 1.5%
Buncombe County, NC, Limited Obligation Revenue:
5.00%, 6/1/2025	1,940,000	2,243,688
5.00%, 6/1/2026	100,000	115,189
Charlotte, NC, General Obligation 5.00%, 12/1/2021	100,000	108,990
Charlotte, NC, Water & Sewer System Revenue:
4.00%, 7/1/2047	1,250,000	1,287,625
5.00%, 7/1/2027	5,000,000	5,963,450
5.00%, 7/1/2028	165,000	190,238
5.00%, 7/1/2044	125,000	143,820
Forsyth, NC, General Obligation Series B, 3.00%, 3/1/2032	1,165,000	1,121,208
Guilford County, NC, General Obligation 5.00%, 3/1/2025	1,050,000	1,215,427
Mecklenburg County, NC, General Obligation:
Series A, 5.00%, 9/1/2021	160,000	173,282
Series A, 5.00%, 9/1/2023	110,000	124,214
Series A, 5.00%, 4/1/2027	550,000	654,208
Series B, 5.00%, 12/1/2023	1,500,000	1,701,555

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Mecklenburg County, NC, Public Facilities Corp., Revenue 5.00%, 2/1/2024	$ 165,000	$ 187,224
Mecklenburg County, NC, State Revenue Series A, 5.00%, 10/1/2019	250,000	257,570
North Carolina, Capital Facilities Finance Agency Revenue:
4.00%, 1/1/2037	230,000	238,843
4.00%, 1/1/2038	200,000	207,000
5.00%, 1/1/2028	130,000	151,661
5.00%, 1/1/2043	3,000,000	3,408,570
Series B, 4.00%, 10/1/2039	245,000	254,695
Series B, 5.00%, 10/1/2041	1,415,000	1,584,842
Series B, 5.00%, 10/1/2055	3,195,000	3,540,316
North Carolina, State General Obligation:
5.00%, 6/1/2020	150,000	157,425
5.00%, 6/1/2021	1,705,000	1,837,001
Series A, 5.00%, 6/1/2020	100,000	104,950
Series A, 5.00%, 6/1/2021	260,000	280,129
Series A, 5.00%, 6/1/2023	100,000	112,533
Series C, 3.75%, 5/1/2019	125,000	126,356
North Carolina, State Revenue:
Series B, 5.00%, 5/1/2020	3,970,000	4,156,868
Series B, 5.00%, 5/1/2025	2,530,000	2,926,502
Series B, 5.00%, 5/1/2027	215,000	254,633
Series C, 5.00%, 5/1/2021	2,725,000	2,927,440
Series C, 5.00%, 5/1/2025	240,000	272,808
Series C, 5.00%, 5/1/2027	100,000	112,945
Raleigh, NC, Combined Enterprise System Revenue:
Series A, 4.00%, 12/1/2035	225,000	234,529
Series A, 4.00%, 3/1/2041	100,000	102,733
Wake, NC, General Obligation:
Series A, 5.00%, 3/1/2024	100,000	113,887
Series A, 5.00%, 3/1/2026	400,000	469,648
Wake, NC, Limited Obligation Revenue:
Series A, 5.00%, 12/1/2020	360,000	382,594
Series A, 5.00%, 12/1/2035	2,030,000	2,323,558
		41,770,154
NORTH DAKOTA — 0.1%
North Dakota, Public Finance Authority Revenue Series A, 5.00%, 10/1/2030	1,050,000	1,194,721
OHIO — 2.0%
Cincinnati, OH, General Obligation:
5.00%, 12/1/2020	450,000	476,865
Series A, 4.00%, 12/1/2023	150,000	161,285
Series A, 5.00%, 12/1/2018	100,000	100,511
Series A, 5.00%, 12/1/2021	125,000	135,518
Cleveland Heights & University Heights, OH, City School District, General Obligation:
4.50%, 12/1/2047	2,205,000	2,289,407
Security Description	Principal Amount	Value
5.00%, 12/1/2039	$ 2,015,000	$ 2,263,732
Cleveland, OH, Municipal School District, General Obligation Series A, 4.25%, 12/1/2049	700,000	717,227
Columbus, OH, General Obligation:
3.00%, 2/15/2026	300,000	304,917
Series 1, 5.00%, 2/15/2019	100,000	101,166
Series 1, 5.00%, 7/1/2025	165,000	191,124
Series 2017-1, 4.00%, 4/1/2023	510,000	548,648
Series 2017-1, 5.00%, 4/1/2024	1,000,000	1,139,230
Series A, 3.00%, 8/15/2023	555,000	573,570
Series A, 3.00%, 7/1/2029	1,400,000	1,393,588
Series A, 3.00%, 8/15/2031	350,000	340,490
Series A, 3.10%, 7/1/2030	535,000	532,373
Series A, 3.20%, 7/1/2031	600,000	596,250
Series A, 5.00%, 8/15/2022	145,000	160,374
Series A, 5.00%, 8/15/2027	160,000	180,339
Columbus, OH, Sewer Revenue:
5.00%, 6/1/2025	205,000	235,238
5.00%, 6/1/2028	1,815,000	2,064,871
5.00%, 6/1/2030	100,000	114,927
Columbus, School District, General Obligation Series A, 5.00%, 12/1/2026	100,000	113,584
Cuyahoga County, OH, General Obligation:
4.00%, 12/1/2035	2,785,000	2,898,712
5.00%, 12/1/2027	400,000	463,292
5.00%, 12/1/2028	300,000	345,900
5.00%, 12/1/2029	1,000,000	1,147,790
5.00%, 12/1/2037	600,000	670,698
Cuyahoga County, OH, Sales Tax Revenue 5.00%, 12/1/2034	290,000	325,354
Euclid, OH, School District, General Obligation 4.00%, 1/15/2052	100,000	99,267
Franklin County, OH, Convention Facilities Authority Revenue 5.00%, 12/1/2029	125,000	140,540
Franklin County, OH, General Obligation 5.00%, 6/1/2021	1,805,000	1,942,306
Hamilton County, OH, Sewer System Revenue:
Series A, 5.00%, 12/1/2031	285,000	321,637
Series A, 5.00%, 12/1/2038	195,000	215,091
JobsOhio, Beverage System Statewide Liquor Profits Revenue Series A, 5.00%, 1/1/2020	215,000	222,873
Miami, OH, Valley Career Technology Center, General Obligation 5.00%, 12/1/2044	2,000,000	2,235,400

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
North Olmsted City School District, General Obligation Series A, 5.00%, 12/1/2040	$ 340,000	$ 385,332
North Royalton City School District, General Obligation 5.00%, 12/1/2047	850,000	936,309
Northeast Ohio, Regional Sewer District Revenue:
3.25%, 11/15/2040	100,000	92,100
4.00%, 11/15/2043	250,000	256,832
4.00%, 11/15/2049	2,795,000	2,820,602
5.00%, 11/15/2039	430,000	477,231
5.00%, 11/15/2044	245,000	270,326
5.00%, 11/15/2049	750,000	825,337
Ohio, State Adult Correctional Capital Facilities Revenue Series A, 5.00%, 10/1/2037	1,435,000	1,624,764
Ohio, State General Obligation:
5.00%, 9/1/2021	115,000	124,343
Series A, 5.00%, 9/15/2021	145,000	156,934
Series A, 5.00%, 12/15/2022	410,000	455,481
Series A, 5.00%, 9/1/2023	150,000	168,863
Series A, 5.00%, 12/15/2023	320,000	362,128
Series A, 5.00%, 9/1/2024	245,000	279,920
Series A, 5.00%, 9/15/2024	100,000	114,341
Series A, 5.00%, 9/15/2025	340,000	394,407
Series A, 5.00%, 5/1/2027	100,000	109,806
Series A, 5.00%, 9/1/2027	260,000	308,448
Series A, 5.00%, 5/1/2028	265,000	290,986
Series A, 5.00%, 3/15/2031	400,000	447,860
Series A, 5.00%, 3/15/2033	135,000	150,717
Series A, 5.00%, 3/15/2035	200,000	222,640
Series B, 5.00%, 6/15/2025	165,000	177,821
Series B, 5.00%, 6/15/2027	200,000	220,178
Series B, 5.00%, 9/1/2032	175,000	193,480
Series B, 5.00%, 9/1/2034	170,000	187,204
Series B, 5.00%, 6/15/2035	200,000	217,128
Series C, 5.00%, 11/1/2030	100,000	113,780
Series C, 5.00%, 11/1/2033	400,000	451,004
Series R, 5.00%, 5/1/2020	110,000	115,195
Series R, 5.00%, 5/1/2025	110,000	125,531
Series S, 5.00%, 5/1/2021	245,000	263,007
Series S, 5.00%, 5/1/2029	1,835,000	2,121,168
Series S, 5.00%, 5/1/2030	1,350,000	1,555,537
Series S, 5.00%, 5/1/2031	1,200,000	1,377,396
Series T, 5.00%, 11/1/2028	400,000	469,032
Series T, 5.00%, 5/1/2030	500,000	582,135
Series T, 5.00%, 5/1/2031	250,000	289,827
Ohio, State Infrastructure Project Revenue:
5.00%, 12/15/2020	100,000	106,230
Series 1A, 5.00%, 12/15/2021	115,000	125,051
Series 2016-1, 5.00%, 12/15/2021	170,000	184,858
Ohio, State Revenue Series C, 5.00%, 12/1/2030	165,000	189,633
Security Description	Principal Amount	Value
Ohio, State Special Obligation Revenue Series C, 5.00%, 12/1/2028	$ 230,000	$ 266,692
Ohio, State Water Development Authority Revenue:
Series A, 5.00%, 6/1/2021	100,000	107,607
Series A, 5.00%, 6/1/2028	165,000	191,976
Ohio, State Water Development Authority, Water Pollution Control Revenue:
5.00%, 6/1/2019	200,000	204,106
5.00%, 6/1/2020	100,000	104,916
5.00%, 6/1/2025	75,000	86,940
Series B, 5.00%, 12/1/2020	1,330,000	1,413,471
Ohio, Turnpike & Infrastructure Commission, Revenue Series A, 5.00%, 2/15/2028	350,000	408,506
Ohio, Water Development Authority Revenue:
Series A, 5.00%, 12/1/2022	100,000	111,122
Series B, 5.00%, 12/1/2031	755,000	872,463
Series B, 5.00%, 12/1/2033	115,000	132,168
Ohio, Water Development Authority Water Pollution Control Loan Fund Revenue:
5.00%, 6/1/2024	1,075,000	1,227,048
Series A, 5.00%, 12/1/2029	130,000	152,081
Series A, 5.00%, 12/1/2030	735,000	856,760
Series A, 5.00%, 12/1/2031	500,000	580,745
Toledo, OH, Water System Revenue 5.00%, 11/15/2031	150,000	165,296
University of Cincinnati, Revenue:
Series C, 5.00%, 6/1/2036	660,000	726,337
Series C, 5.00%, 6/1/2039	100,000	110,346
Willoughby-Eastlake, OH, School District, General Obligation 4.00%, 12/1/2050	275,000	275,327
		54,098,903
OKLAHOMA — 0.4%
Edmond, OK, Public Work Authority Revenue:
4.00%, 7/1/2047	250,000	254,240
5.00%, 7/1/2047	1,250,000	1,395,162
Oklahoma, Capital Improvement Authority, State Facilities Revenue:
4.00%, 7/1/2034	755,000	791,889
5.00%, 7/1/2024	190,000	215,492
5.00%, 7/1/2027	160,000	185,928
5.00%, 7/1/2029	2,000,000	2,304,440
Series A, 3.00%, 7/1/2024	145,000	149,012
Series A, 5.00%, 7/1/2025	280,000	317,568
Series A, 5.00%, 7/1/2027	265,000	298,136
Series A, 5.00%, 7/1/2028	200,000	224,668
Series A, 5.00%, 7/1/2030	170,000	189,433

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Oklahoma, Development Finance Authority Revenue Series D, 3.00%, 6/1/2046	$ 145,000	$ 119,418
Oklahoma, State Turnpike Authority Revenue:
Series A, 4.00%, 1/1/2033	260,000	273,005
Series A, 4.00%, 1/1/2047	765,000	779,436
Series C, 4.00%, 1/1/2042	1,585,000	1,636,687
Series C, 5.00%, 1/1/2037	125,000	140,997
Oklahoma, State Water Resources Board Revenue:
5.00%, 4/1/2021	115,000	123,334
5.00%, 4/1/2023	1,500,000	1,678,905
Tulsa County, OK, Industrial Authority Revenue:
5.00%, 9/1/2022	60,000	66,124
5.00%, 9/1/2024	110,000	124,900
Tulsa, OK, Public Facilities Authority Revenue 3.00%, 6/1/2026	325,000	327,931
		11,596,705
OREGON — 1.5%
Clackamas & Washington Counties, OR, School District No. 3, General Obligation 5.00%, 6/15/2029	200,000	228,286
Clackamas County, OR, School District No. 12, General Obligation:
5.00%, 6/15/2022	100,000	110,089
5.00%, 6/15/2023	100,000	112,204
5.00%, 6/15/2026	75,000	84,991
5.00%, 6/15/2027	660,000	746,414
Series A, Zero Coupon, 6/15/2036	115,000	56,541
Series A, Zero Coupon, 6/15/2038	300,000	133,791
Series A, Zero Coupon, 6/15/2042	440,000	160,956
Series B, 5.00%, 6/15/2037	1,770,000	2,008,826
Linn & Benton Counties, OR, School District No. 8J Greater Albany, General Obligation:
5.00%, 6/15/2024	3,235,000	3,684,374
5.00%, 6/15/2037	100,000	113,493
Multnomah & Clackamas Counties, School District No 10JT Gresham-Barlow, General Obligation:
Series B, 5.00%, 6/15/2026	1,500,000	1,750,920
Series B, 5.00%, 6/15/2029	135,000	157,793
Oregon, State Department of Administration Services, Lottery Revenue:
Series C, 5.00%, 4/1/2022	510,000	559,077
Series C, 5.00%, 4/1/2025	220,000	253,935
Series C, 5.00%, 4/1/2026	510,000	585,036
Security Description	Principal Amount	Value
Oregon, State Department of Authority Services Lottery Revenue Series B, 5.00%, 4/1/2019	$ 100,000	$ 101,537
Oregon, State Department of Transportation, Highway User Tax Revenue:
Series A, 5.00%, 11/15/2024	125,000	143,775
Series A, 5.00%, 11/15/2028	290,000	329,484
Series A, 5.00%, 11/15/2031	140,000	157,962
Oregon, State Department of Transportation, Sales Tax Revenue:
Series A, 5.00%, 11/15/2022	225,000	249,957
Series A, 5.00%, 11/15/2023	735,000	832,204
Series A, 5.00%, 11/15/2029	2,750,000	3,112,838
Series A, 5.00%, 11/15/2030	530,000	599,600
Series B, 5.00%, 11/15/2019	125,000	129,213
Series B, 5.00%, 11/15/2020	150,000	159,321
Series C, 5.00%, 11/15/2025	170,000	198,400
Oregon, State General Obligation:
Series C, 5.00%, 8/1/2041	1,065,000	1,196,027
Series F, 5.00%, 5/1/2028	180,000	209,410
Series F, 5.00%, 5/1/2030	145,000	167,398
Series F, 5.00%, 5/1/2035	100,000	113,468
Series F, 5.00%, 5/1/2039	200,000	223,594
Series I, 5.00%, 8/1/2024	125,000	142,946
Series I, 5.00%, 8/1/2029	195,000	229,854
Series L, 5.00%, 8/1/2029	3,370,000	3,972,354
Series L, 5.00%, 8/1/2030	1,250,000	1,468,062
Series N, 5.00%, 8/1/2043	390,000	428,867
Oregon, State Health & Science University Revenue:
Series B, 5.00%, 7/1/2033	400,000	453,144
Series B, 5.00%, 7/1/2035	1,335,000	1,502,569
Series B, 5.00%, 7/1/2036	235,000	263,639
Series B, 5.00%, 7/1/2037	1,185,000	1,323,384
Series B, 5.00%, 7/1/2038	285,000	317,456
Oregon, State Revenue Series C, 5.00%, 12/1/2029	180,000	207,862
Portland Community College District, General Obligation:
5.00%, 6/15/2020	240,000	251,904
5.00%, 6/15/2025	430,000	498,538
5.00%, 6/15/2027	1,440,000	1,683,072
5.00%, 6/15/2029	500,000	579,475
5.00%, 6/15/2030	500,000	577,595
5.00%, 6/15/2031	500,000	575,350
5.00%, 6/15/2032	500,000	573,855
5.00%, 6/15/2033	500,000	571,995
Portland, OR, Sewer System Revenue:
Series A, 2.50%, 6/15/2033	325,000	283,234
Series A, 5.00%, 6/1/2020	50,000	52,425
Series A, 5.00%, 8/1/2020	165,000	173,727
Series A, 5.00%, 6/1/2021	310,000	333,833
Series A, 5.00%, 6/1/2024	125,000	142,680
Series B, 5.00%, 6/15/2023	100,000	112,299

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Tri-County Metropolitan Transportation District of Oregon Revenue Series A, 5.00%, 9/1/2041	$ 570,000	$ 641,638
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, General Obligation Series J, 5.00%, 6/15/2026	650,000	761,202
Washington & Multnomah Counties School District No. 48J Beaverton, General Obligation:
5.00%, 6/15/2022	145,000	159,738
5.00%, 6/15/2027	120,000	135,712
Series B, Zero Coupon, 6/15/2029	200,000	137,888
Series B, Zero Coupon, 6/15/2032	200,000	119,630
Series B, Zero Coupon, 6/15/2034	330,000	179,550
Washington County, OR, School District No. 48J Beaverton, General Obligation 5.00%, 6/15/2028	2,555,000	2,879,408
Yamhill County, OR, School District No. 40 McMinnville, General Obligation 4.00%, 6/15/2037	100,000	103,278
		40,509,077
PENNSYLVANIA — 1.8%
Abington, PA, School District Series A, 4.00%, 10/1/2035	535,000	554,656
Bensalem, PA, Township School District, General Obligation 5.00%, 6/1/2028	135,000	150,557
Chester, PA, General Obligation Series A, 4.00%, 7/15/2029	185,000	201,237
Delaware, State Authority Revenue:
Series A, 3.75%, 10/1/2046	120,000	115,956
Series A, 5.00%, 10/1/2042	295,000	328,199
Series A, 5.00%, 10/1/2046	300,000	332,364
Luzerne, PA, General Obligation Series A, 5.00%, 11/15/2029 (b)	375,000	417,911
Montour, PA, School District, General Obligation Series A, 5.00%, 4/1/2040 (b)	200,000	220,302
Neshaminy, PA, School District, General Obligation Series B, 5.00%, 11/1/2034	1,040,000	1,149,710
Pennsylvania Turnpike Commission Revenue:
Series A, 5.00%, 12/1/2019	550,000	569,195
Series A, 5.00%, 12/1/2028	105,000	121,170
Series A, 5.00%, 12/1/2030	160,000	183,138
Series A, 5.00%, 12/1/2048	405,000	452,154
Security Description	Principal Amount	Value
Pennsylvania, State College Area School District, General Obligation 5.00%, 3/15/2040	$ 280,000	$ 308,997
Pennsylvania, State General Obligation:
3.00%, 1/1/2031	200,000	188,508
3.00%, 9/15/2033 (b)	500,000	463,065
4.00%, 2/1/2030	400,000	418,884
4.00%, 2/1/2034 (b)	750,000	775,508
4.00%, 9/15/2034	170,000	175,020
5.00%, 2/1/2019	250,000	252,533
5.00%, 3/15/2020	120,000	124,918
5.00%, 9/15/2020	1,145,000	1,207,070
5.00%, 10/15/2020	100,000	105,586
5.00%, 7/1/2021	1,765,000	1,893,545
5.00%, 7/1/2022	150,000	164,004
5.00%, 9/15/2022	2,500,000	2,743,700
5.00%, 3/15/2023	120,000	132,673
5.00%, 8/15/2023	1,275,000	1,419,011
5.00%, 9/15/2023	100,000	111,429
5.00%, 10/15/2023	265,000	295,631
5.00%, 3/15/2024	375,000	420,071
5.00%, 7/1/2024	340,000	382,129
5.00%, 8/15/2024	750,000	844,328
5.00%, 9/15/2024	175,000	197,199
5.00%, 10/15/2024	100,000	110,761
5.00%, 3/15/2025	325,000	367,757
5.00%, 9/15/2025	270,000	307,106
5.00%, 10/15/2026	685,000	755,322
5.00%, 2/1/2027	2,000,000	2,267,020
5.00%, 3/15/2028	270,000	302,640
5.00%, 10/15/2029	125,000	137,339
5.00%, 1/15/2022	1,185,000	1,284,493
Series REF, 5.00%, 1/15/2020	195,000	202,209
Series REF, 5.00%, 1/15/2025	1,250,000	1,411,288
Series REF, 5.00%, 1/15/2027	4,760,000	5,472,477
Series REF, 5.00%, 1/15/2028	2,410,000	2,746,026
Pennsylvania, State Higher Educational Facilities Authority Revenue:
Series A, 2.50%, 10/1/2045 (a)	1,025,000	986,071
Series A, 4.00%, 8/15/2033	190,000	199,147
Series A, 4.00%, 8/15/2034	145,000	151,468
Series A, 4.00%, 8/15/2035	470,000	489,312
Series AQ, 5.00%, 6/15/2020	575,000	602,635
Series AQ, 5.00%, 6/15/2021	150,000	160,917
Series AT-1, 4.00%, 6/15/2034	3,750,000	3,852,525
Series AT-1, 5.00%, 6/15/2024	200,000	225,734
Series AT-1, 5.00%, 6/15/2025	100,000	114,209
Series AT-1, 5.00%, 6/15/2030	100,000	113,072
Series B, 4.00%, 10/1/2038	210,000	215,286
Series B, 5.00%, 10/1/2025	200,000	232,612
Series B, 5.00%, 10/1/2035	1,150,000	1,294,969
Pennsylvania, State University, Revenue:
Series A, 5.00%, 9/1/2041	100,000	111,974
Series A, 5.00%, 9/1/2042	270,000	305,413

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 9/1/2047	$ 535,000	$ 602,966
Series B, 4.00%, 9/1/2036	490,000	508,512
Series B, 5.00%, 9/1/2019	220,000	226,127
Series B, 5.00%, 9/1/2020	1,440,000	1,521,259
Series B, 5.00%, 9/1/2023	1,385,000	1,560,535
West View, PA, Municipal Authority Water Revenue:
4.00%, 11/15/2043	900,000	914,139
5.00%, 11/15/2039	2,030,000	2,334,906
		49,508,584
RHODE ISLAND — 0.2%
Rhode Island Health & Educational Building Corp., Revenue:
Series A, 4.00%, 5/15/2028	485,000	513,392
Series A, 5.00%, 5/15/2027	270,000	308,505
Rhode Island, State & Providence Plantations, Consolidated Capital Development, General Obligation Series D, 5.00%, 8/1/2024	250,000	284,578
Rhode Island, State & Providence Plantations, General Obligation:
Series A, 5.00%, 11/1/2019	280,000	288,960
Series B, 5.00%, 8/1/2031	1,195,000	1,384,180
Series D, 5.00%, 8/1/2020	115,000	121,019
Rhode Island, State General Obligation:
5.00%, 8/1/2019	125,000	128,113
5.00%, 8/1/2021	135,000	145,546
Series D, 5.00%, 8/1/2027	2,025,000	2,282,782
		5,457,075
SOUTH CAROLINA — 0.3%
Aiken County, SC, Consolidated School District, General Obligation Series A, 5.00%, 3/1/2026	450,000	524,700
Beaufort County, SC, School District, General Obligation Series A, 5.00%, 3/1/2020	1,000,000	1,041,310
Charleston, SC, Educational Excellence Finance Corp. Revenue 5.00%, 12/1/2023	100,000	112,605
Clemson University, SC, Revenue Series B, 4.00%, 5/1/2038	100,000	102,631
Columbia, SC, Waterworks & Sewer System Revenue:
5.00%, 2/1/2038	100,000	108,782
5.00%, 2/1/2048	1,500,000	1,700,715
Lexington, SC, School District No. 2, General Obligation 3.00%, 3/1/2038	125,000	110,678
Mount Pleasent, SC, Water & Sewer Revenue Series A, 5.00%, 6/1/2046	2,750,000	3,104,090
Security Description	Principal Amount	Value
South Carolina, General Obligation:
Series A, 4.00%, 4/1/2031	$ 2,085,000	$ 2,241,521
Series A, 5.00%, 10/1/2019	125,000	128,797
		9,175,829
SOUTH DAKOTA — 0.0% (d)
South Dakota, State Building Authority Revenue Series B, 5.00%, 6/1/2038	500,000	543,200
TENNESSEE — 0.9%
Chattanooga, TN, Electric Revenue Series A, 5.00%, 9/1/2024	390,000	446,281
City of Clarksville, TN, Water Sewer & Gas Revenue 5.00%, 2/1/2041	2,075,000	2,333,109
Knoxville, TN, Wastewater System Revenue Series A, 3.50%, 4/1/2040	100,000	95,337
Memphis, TN, General Obligation:
Series A, 5.00%, 11/1/2023	1,150,000	1,298,649
Series A, 5.00%, 4/1/2026	320,000	367,082
Memphis-Shelby County, TN, Industrial Development Board, Revenue Series B, 5.00%, 11/1/2028	780,000	900,869
Metropolitan Government Nashville & Davidson County, General Obligation:
4.00%, 7/1/2028	360,000	390,967
5.00%, 7/1/2024	110,000	125,645
Metropolitan Government Nashville & Davidson County, TN, Electric Revenue:
Series A, 5.00%, 5/15/2020	100,000	104,820
Series A, 5.00%, 5/15/2042	750,000	850,965
Series A, 5.00%, 7/1/2042	525,000	598,731
Series A, 5.00%, 7/1/2046	250,000	283,880
Series B, 5.00%, 5/15/2024	705,000	804,391
Metropolitan Government Nashville & Davidson County, TN, General Obligation:
4.00%, 7/1/2033	650,000	684,808
5.00%, 7/1/2021	135,000	145,619
5.00%, 1/1/2024	105,000	118,990
5.00%, 1/1/2025	450,000	517,203
5.00%, 1/1/2026	170,000	198,128
5.00%, 1/1/2027	100,000	116,968
Series A, 5.00%, 1/1/2020	100,000	103,737
Series A, 5.00%, 7/1/2024	590,000	673,916
Series C, 5.00%, 7/1/2020	200,000	210,316
Series C, 5.00%, 7/1/2023	115,000	129,270
Series C, 5.00%, 7/1/2027	1,590,000	1,832,141
Shelby, TN, General Obligation Series A, 5.00%, 4/1/2021	200,000	214,596

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Sullivan County, TN, General Obligation 4.00%, 5/1/2045	$ 2,170,000	$ 2,208,322
Tennessee, State General Obligation:
Series A, 5.00%, 8/1/2022	150,000	165,809
Series A, 5.00%, 2/1/2026	160,000	187,571
Series A, 5.00%, 8/1/2027	245,000	287,735
Tennessee, State School Bond Authority Revenue:
5.00%, 11/1/2018	250,000	250,643
5.00%, 11/1/2021	295,000	320,385
5.00%, 11/1/2022	100,000	110,951
5.00%, 11/1/2026	250,000	285,805
5.00%, 11/1/2027	255,000	304,666
5.00%, 11/1/2032	125,000	146,475
Series A, 5.00%, 11/1/2034	3,610,000	4,195,686
Series A, 5.00%, 11/1/2035	520,000	601,671
Series A, 5.00%, 11/1/2037	435,000	498,854
Series B, 5.00%, 11/1/2045	545,000	609,997
		23,720,988
TEXAS — 12.9%
Alamo, TX, Community College District, General Obligation:
5.00%, 8/15/2027	565,000	669,807
5.00%, 8/15/2028	640,000	753,734
5.00%, 8/15/2038	1,000,000	1,127,300
Alamo, TX, Regional Mobility Authority Revenue:
5.00%, 6/15/2039	100,000	110,080
5.00%, 6/15/2041	1,180,000	1,295,227
Aldine, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (b)	100,000	104,030
5.00%, 2/15/2021 (b)	255,000	272,062
5.00%, 2/15/2022 (b)	3,030,000	3,307,093
5.00%, 2/15/2023 (b)	100,000	111,248
5.00%, 2/15/2024 (b)	220,000	248,767
5.00%, 2/15/2026 (b)	150,000	171,285
5.00%, 2/15/2029 (b)	300,000	339,558
Allen, TX, Independent School District, General Obligation:
4.00%, 2/15/2034 (b)	185,000	194,270
5.00%, 2/15/2027 (b)	320,000	371,194
Alvin, TX, Independent School District, General Obligation:
5.00%, 2/15/2027 (b)	345,000	399,441
Series A, 4.00%, 2/15/2039 (b)	255,000	262,209
Series A, 5.00%, 2/15/2030 (b)	165,000	188,778
Series C, 5.00%, 2/15/2025 (b)	750,000	846,052
Series C, 5.00%, 2/15/2028 (b)	3,000,000	3,368,160
Arlington, TX, Independent School District, General Obligation:
5.00%, 2/15/2025 (b)	75,000	85,880
Series A, 5.00%, 2/15/2026 (b)	225,000	249,617
Security Description	Principal Amount	Value
Austin, TX, Community College District, General Obligation:
4.00%, 8/1/2043	$ 2,000,000	$ 2,050,840
5.00%, 8/1/2035	550,000	612,788
Austin, TX, Electric Utility System Revenue:
5.00%, 11/15/2033	250,000	285,785
Series A, 5.00%, 11/15/2021	100,000	108,584
Austin, TX, General Obligation:
5.00%, 9/1/2020	1,650,000	1,739,595
5.00%, 9/1/2021	115,000	124,309
5.00%, 9/1/2022	300,000	331,212
5.00%, 9/1/2034	420,000	472,466
Austin, TX, Independent School District, General Obligation:
5.00%, 8/1/2028 (b)	1,000,000	1,156,740
Series B, 5.00%, 8/1/2019	150,000	153,822
Series B, 5.00%, 8/1/2031 (b)	125,000	143,078
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2031	285,000	323,568
5.00%, 11/15/2034	375,000	416,374
5.00%, 11/15/2039	2,565,000	2,829,785
Series A, 5.00%, 5/15/2021	145,000	155,698
Series A, 5.00%, 5/15/2022	600,000	658,788
Series A, 5.00%, 5/15/2026	300,000	347,145
Bexar County, TX, General Obligation:
4.00%, 6/15/2034	750,000	780,847
5.00%, 6/15/2026	80,000	91,685
5.00%, 6/15/2027	355,000	405,676
Series B, 5.00%, 6/15/2028	100,000	112,204
Bexar County, TX, Hospital District, General Obligation:
4.00%, 2/15/2032	115,000	119,461
5.00%, 2/15/2021	250,000	266,487
5.00%, 2/15/2023	125,000	138,676
5.00%, 2/15/2026	140,000	161,585
5.00%, 2/15/2027	265,000	304,331
5.00%, 2/15/2032	3,000,000	3,345,420
5.00%, 2/15/2048	2,360,000	2,598,620
Birdville, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2030 (b)	550,000	625,278
Brazoria County, TX, Toll Road Authority Revenue Series B, 1.45%, 3/1/2020	100,000	98,969
City of Lubbock TX 5.00%, 2/15/2025	2,575,000	2,946,907
Clear Creek, TX, Independent School District, General Obligation:
5.00%, 2/15/2032 (b)	1,000,000	1,151,820
5.00%, 2/15/2033 (b)	1,020,000	1,170,776
5.00%, 2/15/2034 (b)	1,000,000	1,143,840
5.00%, 2/15/2035 (b)	765,000	872,008
5.00%, 2/15/2037 (b)	2,555,000	2,886,230
5.00%, 2/15/2041 (b)	1,000,000	1,121,850

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Cleburne, TX, Independent School District, General Obligation 5.00%, 2/15/2041 (b)	$ 1,290,000	$ 1,429,707
Clint, TX, Independent School District, General Obligation 5.00%, 8/15/2045 (b)	250,000	274,632
Collin County, TX, Community College District, General Obligation:
4.00%, 8/15/2020	1,280,000	1,327,437
4.00%, 8/15/2031	415,000	442,431
4.00%, 8/15/2034	190,000	200,448
5.00%, 8/15/2022	1,500,000	1,653,180
5.00%, 8/15/2025	375,000	433,316
Colorado River, TX, Municipal Water District Revenue 5.00%, 1/1/2025	200,000	229,120
Comal, TX, Independent School District, General Obligation Series B, 5.00%, 2/1/2024 (b)	395,000	446,508
Conroe, TX, Independent School District, General Obligation:
5.00%, 2/15/2025 (b)	325,000	372,765
5.00%, 2/15/2033 (b)	755,000	872,840
Series A, 5.00%, 2/15/2025 (b)	205,000	235,129
Series A, 5.00%, 2/15/2027 (b)	45,000	48,043
Coppell, TX, Independent School District, General Obligation 5.00%, 8/15/2042 (b)	1,000,000	1,138,550
Crowley, Independent School District, General Obligation:
Series B, 4.00%, 8/1/2037 (b)	140,000	144,645
Series B, 5.00%, 8/1/2036 (b)	100,000	111,807
Cypress-Fairbanks, TX, Independent School District, General Obligation:
4.00%, 2/15/2037 (b)	235,000	242,104
4.00%, 2/15/2041 (b)	100,000	102,175
5.00%, 2/15/2020 (b)	1,560,000	1,622,868
5.00%, 2/15/2021 (b)	310,000	330,816
5.00%, 2/15/2023 (b)	150,000	167,072
5.00%, 2/15/2028 (b)	435,000	493,990
5.00%, 2/15/2029 (b)	165,000	186,757
Series B1, VRN, 3.00%, 2/15/2036 (a) (b)	170,000	171,294
Series C, 5.00%, 2/15/2023 (b)	450,000	501,214
Series C, 5.00%, 2/15/2024 (b)	130,000	147,280
Series C, 5.00%, 2/15/2028 (b)	120,000	134,088
Series C, 5.00%, 2/15/2044 (b)	1,445,000	1,582,029
Dallas County, TX, General Obligation 5.00%, 8/15/2025	100,000	115,756
Dallas, TX, Area Rapid Transit Revenue Series A, 5.00%, 12/1/2020	175,000	185,791
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/2021	$ 230,000	$ 249,939
Series A, 5.00%, 12/1/2026	585,000	666,970
Series A, 5.00%, 12/1/2028	295,000	337,675
Series A, 5.00%, 12/1/2029	240,000	273,547
Series A, 5.00%, 12/1/2030	160,000	181,699
Series A, 5.00%, 12/1/2033	100,000	112,191
Series A, 5.00%, 12/1/2034	175,000	197,045
Series A, 5.00%, 12/1/2035	380,000	426,078
Series A, 5.00%, 12/1/2036	295,000	330,617
Series A, 5.00%, 12/1/2041	1,035,000	1,154,791
Series A, 5.00%, 12/1/2046	2,395,000	2,664,078
Series B, 5.00%, 12/1/2019	100,000	103,490
Dallas, TX, General Obligation:
5.00%, 2/15/2021	110,000	117,096
5.00%, 2/15/2022	2,445,000	2,658,619
5.00%, 2/15/2024	1,650,000	1,856,893
5.00%, 2/15/2025	210,000	234,988
5.00%, 2/15/2026	1,000,000	1,115,270
5.00%, 2/15/2027	250,000	278,025
5.00%, 2/15/2029	705,000	788,338
5.00%, 2/15/2030	275,000	306,831
Series A, 4.00%, 2/15/2032	2,290,000	2,428,957
Dallas, TX, Independent School District, General Obligation:
4.00%, 2/15/2032 (b)	160,000	167,883
5.00%, 2/15/2036 (a) (b)	310,000	336,979
Series A, 4.00%, 2/15/2030 (b)	2,965,000	3,132,137
Series A, 4.00%, 2/15/2031 (b)	255,000	268,467
Series A, 5.00%, 8/15/2021 (b)	355,000	383,514
Series A, 5.00%, 8/15/2024 (b)	190,000	216,667
Series A, 5.00%, 2/15/2026 (b)	1,045,000	1,193,285
Series A, 5.00%, 8/15/2027 (b)	625,000	715,294
Series A, 5.00%, 8/15/2032 (b)	1,000,000	1,124,040
Series B-5, 5.00%, 2/15/2036 (a) (b)	700,000	744,828
Dallas, TX, Waterworks & Sewer System Revenue:
5.00%, 10/1/2028	300,000	343,314
Series A, 5.00%, 10/1/2027	110,000	126,260
Series A, 5.00%, 10/1/2029	100,000	115,588
Series A, 5.00%, 10/1/2030	400,000	460,804
Series A, 5.00%, 10/1/2033	410,000	467,609
Denton, TX, General Obligation:
4.00%, 2/15/2039	360,000	368,118
4.00%, 2/15/2045	345,000	350,420
Denton, TX, Independent School District, General Obligation:
5.00%, 8/15/2025 (b)	290,000	331,885
5.00%, 8/15/2028 (b)	175,000	198,076
5.00%, 8/15/2030 (b)	115,000	131,327
5.00%, 8/15/2043 (b)	2,225,000	2,497,340
Dripping Springs, TX, Independent School District, General Obligation:
5.00%, 2/15/2025 (b)	130,000	147,420
5.00%, 2/15/2026 (b)	360,000	407,657
5.00%, 2/15/2027 (b)	520,000	587,995

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Eagle Mountain & Saginaw Independent School District 5.00%, 8/15/2030 (b)	$ 125,000	$ 142,390
El Paso, Independent School District, General Obligation 3.00%, 8/15/2030 (b)	150,000	151,580
El Paso, TX, General Obligation:
4.00%, 8/15/2042	210,000	212,255
5.00%, 8/15/2023	1,000,000	1,120,740
El Paso, TX, Water & Sewer Revenue:
4.00%, 3/1/2019	190,000	191,689
5.00%, 3/1/2026	140,000	157,315
Fort Bend County, TX, General Obligation:
Series B, 4.00%, 3/1/2029	150,000	160,520
Series B, 5.00%, 3/1/2028	520,000	599,108
Fort Bend, TX, Independent School District, General Obligation:
4.00%, 8/15/2032 (b)	275,000	294,057
Series C-GREEN BOND, 1.35%, 8/1/2042 (a) (b)	200,000	196,894
Fort Smith, TX, School District No 100 General Obligation Series A, 4.00%, 2/1/2049	440,000	445,188
Fort Worth, TX, General Obligation:
5.00%, 3/1/2023	50,000	55,613
Series A, 5.00%, 3/1/2020	2,000,000	2,083,480
Series A, 5.00%, 3/1/2026	110,000	124,945
Fort Worth, TX, Independent School District, General Obligation:
4.00%, 2/15/2035 (b)	4,000,000	4,132,640
5.00%, 2/15/2019 (b)	200,000	202,370
5.00%, 2/15/2020 (b)	100,000	104,030
5.00%, 2/15/2021 (b)	355,000	378,498
5.00%, 2/15/2022 (b)	675,000	736,040
5.00%, 2/15/2023 (b)	50,000	55,602
5.00%, 2/15/2025 (b)	185,000	211,955
Fort Worth, TX, Water & Sewer System Revenue:
5.00%, 2/15/2028	100,000	112,165
5.00%, 2/15/2029	740,000	827,268
Series A, 5.00%, 2/15/2020	325,000	338,322
Series A, 5.00%, 2/15/2023	1,860,000	2,067,576
Series A, 5.00%, 2/15/2027	125,000	142,423
Frisco, TX, General Obligation:
5.00%, 2/15/2024	125,000	141,413
Series A, 5.00%, 2/15/2021	130,000	138,791
Series A, 5.00%, 2/15/2024	150,000	169,695
Series A, 5.00%, 2/15/2026	260,000	297,388
Galena Park, TX, Independent School District, General Obligation 4.00%, 8/15/2034 (b)	375,000	396,307
Security Description	Principal Amount	Value
Garland, TX, Independent School District, General Obligation:
5.00%, 2/15/2029 (b)	$ 220,000	$ 248,871
5.00%, 2/15/2030 (b)	260,000	293,472
Georgetown, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2037 (b)	110,000	123,055
Grand Parkway, Transportation Corp. Revenue Series B, 5.25%, 10/1/2051	390,000	431,968
Grand Prairie, TX, Independent School District, General Obligation 4.00%, 8/15/2030 (b)	100,000	106,361
Harris County, TX, Cultural Education Facilities Finance Corp., Revenue:
4.00%, 11/15/2036	395,000	405,321
4.00%, 11/15/2037	335,000	342,186
Harris County, TX, Flood Control District Revenue:
5.00%, 10/1/2029	530,000	620,333
5.00%, 10/1/2030	1,000,000	1,166,120
Series A, 5.00%, 10/1/2027	285,000	326,498
Series A, 5.00%, 10/1/2032	455,000	526,681
Series A, 5.00%, 10/1/2033	250,000	288,105
Series A, 5.00%, 10/1/2034	500,000	574,090
Harris County, TX, General Obligation:
Series A, 5.00%, 10/1/2025	1,445,000	1,675,686
Series A, 5.00%, 10/1/2027	530,000	607,613
Series A, 5.00%, 10/1/2029	3,035,000	3,456,622
Series A, 5.00%, 10/1/2034	440,000	491,555
Series A, 5.00%, 10/1/2035	155,000	174,749
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue:
5.00%, 11/1/2020	115,000	121,705
5.00%, 11/1/2026	150,000	171,941
5.00%, 11/1/2027	130,000	149,015
5.00%, 11/1/2028	120,000	136,099
5.00%, 11/1/2029	100,000	115,106
Series A, 5.00%, 11/1/2024	245,000	279,496
Series A, 5.00%, 11/1/2026	380,000	444,266
Series A, 5.00%, 11/1/2028	200,000	231,304
Series B, 5.00%, 11/1/2024	225,000	256,680
Harris County, TX, Revenue:
5.00%, 8/15/2025	250,000	288,365
5.00%, 8/15/2028	190,000	216,589
5.00%, 8/15/2033	160,000	180,574
5.00%, 8/15/2034	160,000	180,256
Series A, 5.00%, 8/15/2022	760,000	836,722
Series A, 5.00%, 8/15/2024	375,000	426,750
Series A, 5.00%, 8/15/2026	185,000	216,121
Series A, 5.00%, 8/15/2027	175,000	202,151
Series A, 5.00%, 8/15/2030	120,000	136,979
Series A, 5.00%, 8/15/2035	490,000	552,000

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 8/15/2036	$ 270,000	$ 303,164
Series A, 5.00%, 8/15/2047	1,370,000	1,518,193
Harris County, TX, Toll Road Authority Revenue:
5.00%, 8/15/2033	245,000	282,162
Series A, 5.00%, 8/15/2022	195,000	214,685
Series A, 5.00%, 8/15/2032	1,635,000	1,890,191
Houston, TX, Combined Utility System Revenue:
Series C, 5.00%, 5/15/2021	175,000	187,588
Series C, 5.00%, 5/15/2025	640,000	724,096
Series D, 5.00%, 11/15/2021	100,000	108,363
Series D, 5.00%, 11/15/2028	130,000	147,228
Houston, TX, General Obligation:
Series A, 4.00%, 3/1/2036	395,000	408,833
Series A, 5.00%, 3/1/2019	170,000	172,186
Series A, 5.00%, 3/1/2020	2,225,000	2,316,291
Series A, 5.00%, 3/1/2021	1,525,000	1,627,419
Series A, 5.00%, 3/1/2022	185,000	201,815
Series A, 5.00%, 3/1/2024	1,300,000	1,469,208
Series A, 5.00%, 3/1/2025	910,000	1,042,286
Series A, 5.00%, 3/1/2026	385,000	445,530
Series A, 5.00%, 3/1/2029	135,000	149,677
Series A, 5.00%, 3/1/2030	250,000	284,612
Series A, 5.00%, 3/1/2031	100,000	113,417
Series A, 5.00%, 3/1/2038	320,000	347,370
Houston, TX, Independent School District Public Facility Corp. 5.00%, 9/15/2020	2,730,000	2,884,982
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (b)	690,000	717,807
5.00%, 2/15/2022 (b)	100,000	109,043
5.00%, 2/15/2023 (b)	665,000	739,800
5.00%, 2/15/2024 (b)	650,000	734,994
5.00%, 2/15/2025 (b)	3,100,000	3,555,607
5.00%, 2/15/2026 (b)	1,565,000	1,818,796
5.00%, 2/15/2027 (b)	500,000	587,255
5.00%, 2/15/2042 (b)	315,000	352,406
Series A, 4.00%, 2/15/2040 (b)	130,000	133,081
Series A, 5.00%, 2/15/2020 (b)	195,000	202,859
Series A, 5.00%, 2/15/2022 (b)	390,000	425,268
Series A, 5.00%, 2/15/2027 (b)	450,000	519,705
Series A, 5.00%, 2/15/2030 (b)	395,000	451,923
Series A, 5.00%, 2/15/2031 (b)	445,000	507,540
Series A-2-REMK 06/01, 3.00%, 6/1/2039 (a) (b)	105,000	105,625
Series C, 5.00%, 2/15/2019	50,000	50,574
Houston, TX, Utilities System Revenue:
Series B, 4.00%, 11/15/2037	250,000	255,915
Series B, 5.00%, 11/15/2019	240,000	247,872
Series B, 5.00%, 11/15/2025	200,000	231,572
Series B, 5.00%, 11/15/2026	280,000	327,777
Series B, 5.00%, 11/15/2029	1,085,000	1,265,457
Series B, 5.00%, 11/15/2032	275,000	314,152
Series B, 5.00%, 11/15/2034	180,000	203,825
Series B, 5.00%, 11/15/2035	1,070,000	1,205,911
Security Description	Principal Amount	Value
Series B, 5.00%, 11/15/2036	$ 555,000	$ 623,382
Series C, 4.00%, 5/15/2021	200,000	209,320
Series C, 5.00%, 5/15/2020	395,000	413,458
Series C, 5.00%, 5/15/2022	355,000	388,874
Series C, 5.00%, 5/15/2026	530,000	596,976
Series C, 5.00%, 5/15/2028	375,000	420,926
Series D, 5.00%, 11/15/2020	2,775,000	2,938,531
Series D, 5.00%, 11/15/2022	200,000	221,186
Humble, TX, Independent School District, General Obligation:
Series A, 5.50%, 2/15/2025 (b)	110,000	129,529
Series B, 5.00%, 2/15/2020 (b)	200,000	208,060
Hutto, TX, General Obligation 4.00%, 8/1/2043	250,000	252,588
Irving Independent, CA, School District, General Obligation Series A, 5.00%, 2/15/2023 (b)	175,000	194,917
Judson, TX, Independent School District, General Obligation:
4.00%, 2/1/2041 (b)	300,000	307,854
5.00%, 2/1/2025 (b)	205,000	234,569
Katy, TX, Independent School District, General Obligation:
4.00%, 2/15/2037 (b)	185,000	191,519
5.00%, 2/15/2025	370,000	425,082
5.00%, 2/15/2042 (b)	230,000	258,203
5.00%, 2/15/2043 (b)	1,285,000	1,453,142
Series A, 5.00%, 2/15/2025 (b)	1,500,000	1,723,305
Series A, 5.00%, 2/15/2027 (b)	635,000	723,906
Series A, 5.00%, 2/15/2028	960,000	1,093,805
Series D, 5.00%, 2/15/2024 (b)	3,065,000	3,472,400
Keller, TX, Independent School District, General Obligation:
4.00%, 8/15/2040 (b)	565,000	581,402
Series A, 5.00%, 8/15/2027 (b)	145,000	166,937
Klein, TX, Independent School District, General Obligation:
4.00%, 8/1/2046 (b)	100,000	101,679
Series A, 5.00%, 8/1/2020 (b)	1,700,000	1,790,236
Lake Travis, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2043 (b)	5,095,000	5,707,928
Lamar, TX, Consolidated Independent School District, General Obligation:
4.00%, 2/15/2045 (b)	140,000	143,318
5.00%, 2/15/2021 (b)	600,000	640,572
5.00%, 2/15/2022 (b)	110,000	120,134
Series A, 4.00%, 2/15/2029 (b)	1,700,000	1,813,101
Leander, TX, Independent School District, General Obligation:
Zero Coupon, 8/15/2036 (b)	335,000	160,368
Zero Coupon, 8/16/2044	100,000	35,678
1.00%, 8/15/2040	100,000	94,984
Series A, 2.25%, 8/15/2045 (a) (b)	150,000	137,766
Series A, 5.00%, 8/15/2026 (b)	540,000	624,343

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 8/15/2038 (b)	$ 100,000	$ 110,758
Series A, 5.00%, 8/15/2040 (b)	355,000	392,268
Series D, Zero Coupon, 8/15/2020 (b)	335,000	320,793
Series D, Zero Coupon, 8/15/2023 (b)	100,000	88,605
Series D, Zero Coupon, 8/15/2024 (b)	130,000	111,582
Series D, 0.00%, 8/15/2037 (b)	150,000	67,362
Series D, Zero Coupon, 8/15/2039 (b)	585,000	234,655
Series D, Zero Coupon, 8/15/2040 (b)	515,000	195,746
Series D, Zero Coupon, 8/15/2041 (b)	220,000	79,339
Lewisville, TX, Independent School District, General Obligation:
3.25%, 8/15/2036 (b)	100,000	92,525
5.00%, 8/15/2023 (b)	300,000	336,957
5.00%, 8/15/2024 (b)	135,000	153,947
Series A, 4.00%, 8/15/2026 (b)	180,000	196,229
Series A, 4.00%, 8/15/2027 (b)	110,000	119,125
Series A, 5.00%, 8/15/2021 (b)	105,000	113,434
Series B, 5.00%, 8/15/2028	485,000	555,810
Little Elm, TX, Independent School District, General Obligation 5.00%, 8/15/2042 (b)	3,000,000	3,392,550
Lone Star, TX, College System, General Obligation:
5.00%, 2/15/2033	400,000	451,680
Series B, 5.00%, 2/15/2021	450,000	480,109
Series B, 5.00%, 2/15/2023	290,000	322,750
Series B, 5.00%, 2/15/2024	295,000	333,733
Series B, 5.00%, 2/15/2025	355,000	407,174
Lubbock, TX, General Obligation:
5.00%, 2/15/2020	185,000	192,354
5.00%, 2/15/2022	160,000	174,360
5.00%, 2/15/2024	410,000	463,173
5.00%, 2/15/2029	100,000	118,983
Manor, TX, Independent School District, General Obligation 4.00%, 8/1/2044 (b)	355,000	366,165
Montgomery Independent School District 5.00%, 2/15/2028 (b)	185,000	210,785
Montgomery, MD, State General Obligation 5.00%, 3/1/2028	300,000	346,290
Montgomery, TX, Independent School District 5.00%, 2/15/2036 (b)	300,000	335,463
Montgomery, TX, State General Obligation Series A, 4.00%, 3/1/2042	405,000	412,278
Security Description	Principal Amount	Value
North East, TX, Independent School District, General Obligation:
4.00%, 8/1/2032 (b)	$ 230,000	$ 241,923
5.00%, 8/1/2024 (b)	360,000	409,792
5.00%, 8/1/2043 (b)	5,000,000	5,613,750
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2024	640,000	724,998
5.00%, 9/1/2027	1,300,000	1,511,366
5.00%, 9/1/2028	4,020,000	4,599,483
Northside, TX, Independent School District, General Obligation:
4.00%, 8/15/2040 (b)	190,000	194,001
4.00%, 8/15/2044 (b)	690,000	700,805
4.00%, 8/15/2045 (b)	275,000	279,955
5.00%, 8/1/2021 (b)	250,000	269,600
VRN, 1.45%, 6/1/2047 (a) (b)	135,000	133,398
Northwest, TX, Independent School District, General Obligation:
5.00%, 2/15/2029 (b)	225,000	254,668
5.00%, 2/15/2042 (b)	380,000	421,941
Series A, 5.00%, 2/15/2025 (b)	55,000	62,909
Series B, 5.00%, 2/15/2023 (b)	230,000	255,769
Pasadena, TX, Independent School District, General Obligation Series B, 3.00%, 2/15/2044 (a) (b)	100,000	100,761
Pearland, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2030 (b)	490,000	559,217
Pflugerville, TX, Independent School District, General Obligation 5.00%, 2/15/2028 (b)	135,000	151,280
Pharr San Juan Alamo, TX, Independent School District, General Obligation 3.25%, 2/1/2032 (b)	100,000	97,874
Plano, TX, Independent School District, General Obligation:
5.00%, 2/15/2020	4,900,000	5,101,537
5.00%, 2/15/2021 (b)	735,000	784,355
Series A, 5.00%, 2/15/2022 (b)	125,000	136,389
Series A, 5.00%, 2/15/2028 (b)	200,000	230,548
Series B, 5.00%, 2/15/2019 (b)	150,000	151,739
Series B, 5.00%, 2/15/2021 (b)	525,000	560,254
Port Arthur, TX, Independent School District, General Obligation:
Series A, 4.00%, 2/15/2045 (b)	1,320,000	1,354,729
Series A, 5.00%, 2/15/2045 (b)	165,000	181,686

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Round Rock, TX, Independent School District, General Obligation 5.00%, 8/1/2026	$ 150,000	$ 175,236
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2020	3,890,000	4,039,852
5.00%, 2/1/2024	280,000	316,963
5.00%, 2/1/2025	125,000	143,583
5.00%, 2/1/2026	2,645,000	3,075,685
5.00%, 2/1/2027	375,000	436,646
5.00%, 2/1/2028	110,000	127,662
5.00%, 2/1/2029	100,000	115,674
5.00%, 2/1/2031	100,000	114,688
5.00%, 2/1/2041	260,000	292,336
Series C, 3.00%, 12/1/2045 (a)	345,000	348,426
Series D, VRN, 3.00%, 12/1/2045 (a)	1,675,000	1,699,941
San Antonio, TX, General Obligation:
5.00%, 2/1/2020	350,000	363,615
5.00%, 2/1/2021	755,000	804,702
5.00%, 2/1/2025	170,000	192,624
San Antonio, TX, Independent School District, General Obligation:
5.00%, 2/15/2022 (b)	335,000	365,750
5.00%, 2/15/2023 (b)	2,065,000	2,297,271
5.00%, 2/15/2024 (b)	315,000	355,852
5.00%, 2/15/2027 (b)	485,000	553,210
5.00%, 8/15/2043 (b)	695,000	768,413
5.00%, 8/15/2048 (b)	1,975,000	2,177,240
San Antonio, TX, Water System Revenue:
Series A, 5.00%, 5/15/2020	285,000	298,506
Series A, 5.00%, 5/15/2024	255,000	287,278
Series A, 5.00%, 5/15/2029	210,000	240,721
Series A, 5.00%, 5/15/2030	500,000	572,040
Series B, 5.00%, 5/15/2035	200,000	223,338
Series C, 4.00%, 5/15/2037	130,000	133,536
Series C, 5.00%, 5/15/2026	200,000	232,678
Series C, 5.00%, 5/15/2030	160,000	184,397
San Jacinto, TX, Community College District, General Obligation Series A, 4.00%, 2/15/2041	515,000	521,216
Schertz-Cibolo-Universal City Independent School District, General Obligation 4.00%, 2/1/2036 (b)	110,000	113,189
Sherman, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2041 (b)	550,000	622,440
Spring Independent School District, General Obligation:
5.00%, 8/15/2022 (b)	200,000	220,346
5.00%, 8/15/2026 (b)	550,000	632,159
Security Description	Principal Amount	Value
Tarrant, TX, Regional Water District Revenue:
5.00%, 3/1/2020	$ 130,000	$ 135,482
5.00%, 3/1/2024	240,000	271,759
5.00%, 3/1/2025	250,000	287,140
5.00%, 3/1/2026	580,000	663,943
5.00%, 3/1/2049	140,000	154,554
Texas, State A&M University Revenue:
5.00%, 5/15/2027	140,000	165,673
Series B, 4.00%, 5/15/2044	265,000	269,579
Series B, 5.00%, 5/15/2029	150,000	168,069
Series C, 5.00%, 5/15/2025	220,000	254,373
Series D, 5.00%, 5/15/2024	265,000	296,922
Series D, 5.00%, 5/15/2026	140,000	156,864
Series E, 4.00%, 5/15/2057	550,000	556,792
Texas, State General Obligation:
5.00%, 4/1/2019	150,000	152,306
5.00%, 10/1/2019	100,000	103,008
5.00%, 4/1/2020	195,000	203,615
5.00%, 10/1/2020	1,820,000	1,925,651
5.00%, 10/1/2023	825,000	928,760
5.00%, 4/1/2025	610,000	702,116
5.00%, 10/1/2025	695,000	788,311
5.00%, 4/1/2026	410,000	467,314
5.00%, 4/1/2028	160,000	180,338
5.00%, 10/1/2029	100,000	117,564
5.00%, 10/1/2033	360,000	416,099
5.00%, 4/1/2043	1,450,000	1,618,664
Series A, 4.00%, 10/1/2033	130,000	137,553
Series A, 5.00%, 10/1/2019	185,000	190,565
Series A, 5.00%, 10/1/2021	200,000	216,702
Series A, 5.00%, 10/1/2022	545,000	602,645
Series A, 5.00%, 10/1/2023	1,400,000	1,576,078
Series A, 5.00%, 10/1/2024	355,000	405,630
Series A, 5.00%, 4/1/2025	160,000	184,162
Series A, 5.00%, 10/1/2025	1,105,000	1,265,910
Series A, 5.00%, 10/1/2026	280,000	319,430
Series A, 5.00%, 10/1/2027	280,000	322,932
Series A, 5.00%, 10/1/2028	445,000	505,805
Series A, 5.00%, 4/1/2029	100,000	115,443
Series A, 5.00%, 10/1/2030	3,020,000	3,415,538
Series A, 5.00%, 10/1/2032	200,000	232,364
Series A, 5.00%, 4/1/2044	500,000	557,805
Series A, 5.00%, 10/1/2044	1,660,000	1,839,064
Series B, 5.00%, 10/1/2032	1,500,000	1,742,730
Texas, State Transportation Commission, Highway Fund Revenue:
5.00%, 10/1/2021	230,000	248,789
5.00%, 10/1/2022	1,525,000	1,683,844
5.00%, 10/1/2023	240,000	269,822
5.00%, 10/1/2024	265,000	302,317
5.00%, 10/1/2025	2,160,000	2,498,666
Series A, 3.00%, 10/1/2021	100,000	102,396
Series A, 5.00%, 4/1/2020	565,000	590,137
Series A, 5.00%, 4/1/2021	1,050,000	1,123,174

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 4/1/2022	$ 520,000	$ 568,750
Series A, 5.00%, 4/1/2023	155,000	172,853
Series A, 5.00%, 10/1/2024	545,000	621,747
Series A, 5.00%, 4/1/2025	1,150,000	1,304,399
Series A, 5.00%, 10/1/2025	635,000	734,562
Series A, 5.00%, 10/1/2026	250,000	293,072
Series A, 5.00%, 4/1/2033	260,000	291,348
Texas, State University System Revenue:
Series A, 5.00%, 3/15/2022	250,000	273,497
Series A, 5.00%, 3/15/2023	200,000	223,178
Texas, State Water Development Board Revenue:
4.00%, 8/1/2036	150,000	155,187
4.00%, 10/15/2036	2,925,000	3,045,393
4.00%, 10/15/2037	180,000	185,620
4.00%, 10/15/2040	115,000	117,548
4.00%, 10/15/2052	125,000	126,514
5.00%, 4/15/2020	100,000	104,562
5.00%, 10/15/2020	130,000	137,716
5.00%, 4/15/2021	100,000	107,176
5.00%, 4/15/2024	220,000	249,975
5.00%, 4/15/2026	135,000	157,748
5.00%, 4/15/2027	2,990,000	3,493,187
5.00%, 4/15/2029	340,000	395,083
5.00%, 10/15/2029	125,000	142,194
5.00%, 10/15/2041	3,265,000	3,658,857
5.00%, 10/15/2046	235,000	261,766
Series A, 4.00%, 10/15/2033	2,020,000	2,121,081
Series A, 4.00%, 10/15/2047	2,790,000	2,834,445
Series A, 5.00%, 4/15/2026	135,000	155,709
Series A, 5.00%, 4/15/2027	100,000	118,098
Series A, 5.00%, 10/15/2031	575,000	649,399
Series A, 5.00%, 10/15/2040	590,000	652,121
Series A, 5.00%, 10/15/2045	3,050,000	3,361,069
Series A, 5.00%, 10/15/2047	760,000	856,436
Tomball, TX, Independent School District, General Obligation:
5.00%, 2/15/2025 (b)	115,000	131,902
5.00%, 2/15/2043 (b)	2,400,000	2,644,152
Travis County, TX, General Obligation Series A, 5.00%, 3/1/2023	120,000	133,577
Trinity River, TX, Authority Regional Wastewater System Revenue 5.00%, 8/1/2020	215,000	226,451
Trinity, TX, River Authority Central Regional Wastewater System Revenue:
5.00%, 8/1/2024	295,000	336,492
5.00%, 8/1/2025	335,000	386,821
5.00%, 8/1/2029	4,115,000	4,815,250
5.00%, 8/1/2037	595,000	676,307
Tyler, TX, Independent School District, General Obligation 4.00%, 2/15/2047 (b)	500,000	511,780
Security Description	Principal Amount	Value
United, TX, Independent School District, General Obligation 5.00%, 8/15/2044 (b)	$ 445,000	$ 491,044
University of Houston, Revenue:
Series A, 4.00%, 2/15/2025	265,000	288,103
Series A, 5.00%, 2/15/2024	1,300,000	1,469,286
Series C, 4.00%, 2/15/2039	675,000	688,810
University of North Texas Revenue:
5.00%, 4/15/2030	100,000	116,024
Series A, 5.00%, 4/15/2027	1,250,000	1,465,787
Series A, 5.00%, 4/15/2029	285,000	331,840
Series A, 5.00%, 4/15/2031	100,000	115,532
Series A, 5.00%, 4/15/2045	345,000	383,295
University of Texas, Permanent University Fund Revenue:
5.00%, 7/1/2029	145,000	166,693
5.00%, 7/1/2041	2,090,000	2,298,833
Series A, 5.25%, 7/1/2029	85,000	99,083
Series A, 5.50%, 7/1/2025	180,000	213,944
Series A, 5.50%, 7/1/2026	125,000	148,573
Series B, 4.00%, 7/1/2034	300,000	315,288
Series B, 5.00%, 7/1/2021	150,000	161,757
Series B, 5.00%, 7/1/2024	175,000	199,687
Series B, 5.00%, 7/1/2025	265,000	302,998
Series B, 5.00%, 7/1/2027	60,000	68,119
University of Texas, Revenue:
5.00%, 3/15/2029	140,000	162,239
Series A, 4.00%, 8/15/2042	1,205,000	1,228,979
Series A, 5.00%, 3/15/2021	125,000	133,683
Series A, 5.00%, 3/15/2026	465,000	538,795
Series A, 5.00%, 3/15/2027	1,175,000	1,375,102
Series A, 5.00%, 3/15/2028	1,245,000	1,449,877
Series A, 5.00%, 8/15/2029	1,065,000	1,205,133
Series A, 5.00%, 3/15/2030	2,140,000	2,471,251
Series A, 5.00%, 3/15/2031	3,320,000	3,815,145
Series A, 5.00%, 8/15/2037	545,000	611,659
Series B, 2.50%, 8/15/2036 (a)	535,000	495,827
Series B, 2.50%, 8/15/2046 (a)	455,000	419,424
Series B, 5.00%, 8/15/2026	340,000	398,514
Series B, 5.00%, 8/15/2027	405,000	460,890
Series C, 3.00%, 8/15/2035	470,000	438,529
Series C, 5.00%, 8/15/2027	100,000	118,377
Series E, 5.00%, 8/15/2026	140,000	164,094
Series E, 5.00%, 8/15/2027	100,000	118,377
Series F, 2.00%, 8/15/2041 (a)	3,350,000	2,975,436
Series H, 5.00%, 8/15/2019	210,000	215,508
Series H, 5.00%, 8/15/2020	115,000	121,254
Series H, 5.00%, 8/15/2022	255,000	281,538
Series I, 5.00%, 8/15/2023	110,000	123,713
Series I, 5.00%, 8/15/2024	2,905,000	3,316,145
Series J, 5.00%, 8/15/2024	315,000	359,582
Series J, 5.00%, 8/15/2025	260,000	300,966
Series J, 5.00%, 8/15/2026	200,000	234,420
Series J, 5.00%, 8/15/2027	425,000	496,166
Via, TX, Metropolitan Transit Revenue:

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/15/2025	$ 155,000	$ 178,625
5.00%, 7/15/2026	280,000	326,435
5.00%, 7/15/2028	505,000	588,254
5.00%, 7/15/2029	720,000	834,653
Waco, TX, General Obligation:
5.00%, 2/1/2023	145,000	160,918
5.00%, 2/1/2024	125,000	140,900
Waxahachie, TX, Independent School District, General Obligation 4.00%, 8/15/2045 (b)	110,000	112,607
Ysleta, TX, Independent School District, General Obligation:
5.00%, 8/15/2027 (b)	300,000	339,474
5.00%, 8/15/2029 (b)	1,330,000	1,497,274
5.00%, 8/15/2045 (b)	1,385,000	1,545,743
5.00%, 8/15/2047 (b)	2,865,000	3,174,907
		357,698,025
UTAH — 0.4%
Alpine, UT, School District, General Obligation 5.00%, 3/15/2024	100,000	113,652
Central Utah, Water Conservancy District Revenue:
Series B, 4.00%, 10/1/2037	1,250,000	1,296,900
Series B, 5.00%, 10/1/2027	125,000	148,598
University of Utah, Revenue:
Series A, 5.00%, 8/1/2030	2,365,000	2,775,540
Series B-1, 5.00%, 8/1/2023	170,000	191,529
Series B-1, 5.00%, 8/1/2026	1,500,000	1,766,310
Series B-1, 5.00%, 8/1/2028	100,000	118,564
Utah, State General Obligation:
5.00%, 7/1/2023	145,000	163,271
5.00%, 7/1/2025	30,000	34,892
5.00%, 7/1/2026	1,850,000	2,180,984
Utah, State Transit Authority, Sales Tax Revenue:
5.00%, 12/15/2033	2,585,000	3,029,206
Series A, 5.00%, 6/15/2028	160,000	183,475
		12,002,921
VIRGINIA — 2.4%
Arlington County, VA, General Obligation:
Series B, 5.00%, 8/15/2026	710,000	837,736
Series B, 5.00%, 8/15/2027	150,000	176,751
Fairfax County, VA, Economic Development Authority Facilities Revenue Series A, 5.00%, 10/1/2020	1,715,000	1,815,585
Fairfax County, VA, Economic Development Authority, Improvement Revenue 5.00%, 4/1/2025	335,000	384,721
Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2027	500,000	547,405
Series A, 4.00%, 10/1/2036	305,000	323,962
Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2025	$ 175,000	$ 200,484
Series A, 5.00%, 10/1/2032	100,000	115,443
Series B, 5.00%, 10/1/2022	240,000	266,357
Series B, 5.00%, 10/1/2025	200,000	232,168
Series C, 5.00%, 10/1/2019	500,000	515,040
Series C, 5.00%, 10/1/2020	100,000	105,825
Fairfax County, VA, Sewer Revenue:
5.00%, 7/15/2044	5,740,000	6,525,634
Series A, 3.50%, 7/15/2036	3,500,000	3,509,345
Fairfax County, VA, Water Authority Revenue 5.00%, 4/1/2041	675,000	767,461
Hampton Roads, VA, Sanitation District Wastewater Revenue Series A, 5.00%, 7/1/2023	330,000	371,583
Hampton Roads, VA, Sanitation District, Wastewater Revenue Series A, 3.00%, 8/1/2035	250,000	230,632
Hampton Roads, VA, Transportation Accountability Commission Revenue:
Series A, 5.00%, 7/1/2033	1,000,000	1,162,170
Series A, 5.00%, 7/1/2036	1,000,000	1,149,960
Series A, 5.00%, 7/1/2042	2,495,000	2,839,060
Series A, 5.00%, 7/1/2052	1,000,000	1,131,080
Henrico, VA, Water & Sewer Revenue 4.00%, 5/1/2046	1,565,000	1,600,009
Lynchburg, VA, General Obligation 4.00%, 6/1/2044	160,000	163,824
Richmond, VA, General Obligation:
Series A, 5.00%, 3/1/2025	105,000	117,488
Series B, 5.00%, 7/15/2022	1,500,000	1,655,745
Richmond, VA, Public Utility Revenue:
4.00%, 1/15/2036	300,000	308,394
Series A, 5.00%, 1/15/2019	100,000	100,897
University of Virginia, Revenue:
Series A, 4.00%, 4/1/2045	1,200,000	1,224,792
Series A, 5.00%, 4/1/2042	500,000	568,090
Series A, 5.00%, 4/1/2047	2,225,000	2,515,607
Series B, 5.00%, 4/1/2044	5,000,000	5,664,950
Virginia, Beach General Obligation Series B, 5.00%, 9/15/2024	375,000	430,125
Virginia, Commonwealth Transportation Board Revenue:
4.00%, 5/15/2038	3,340,000	3,453,159
5.00%, 3/15/2022	150,000	164,256
5.00%, 5/15/2022	200,000	219,742
5.00%, 9/15/2023	1,800,000	2,029,842
5.00%, 3/15/2024	705,000	800,083
5.00%, 3/15/2025	2,500,000	2,879,950
5.00%, 9/15/2025	200,000	223,988
5.00%, 9/15/2031	1,155,000	1,333,240

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 3/15/2032	$ 130,000	$ 151,499
Series A, 4.00%, 5/15/2035	765,000	800,710
Series A, 5.00%, 5/15/2020	150,000	157,059
Series A, 5.00%, 5/15/2029	100,000	117,683
Series A, 5.00%, 5/15/2032	100,000	116,370
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2019	165,000	166,709
5.00%, 2/1/2020	145,000	150,738
5.00%, 2/1/2022	100,000	109,144
5.00%, 2/1/2025	115,000	132,460
5.00%, 2/1/2031	410,000	475,272
Series A, 5.00%, 2/1/2020	290,000	301,475
Series A, 5.00%, 2/1/2021	100,000	106,677
Series A, 5.00%, 2/1/2022	305,000	332,889
Series A, 5.00%, 2/1/2023	150,000	167,189
Series A, 5.00%, 2/1/2024	160,000	181,466
Series A, 5.00%, 2/1/2025	1,735,000	1,998,425
Series A, 5.00%, 9/1/2028	1,835,000	2,136,729
Series A, 5.00%, 2/1/2031	500,000	576,865
Series D, 5.00%, 2/1/2020	50,000	51,979
Series D, 5.00%, 2/1/2022	330,000	360,175
Series D, 5.00%, 2/1/2024	210,000	238,174
Virginia, State Commonwealth Transportation Board 3.00%, 5/15/2041	300,000	258,843
Virginia, State Commonwealth Transportation Board General Obligation Series B, 5.00%, 6/1/2022	150,000	165,426
Virginia, State Commonwealth Transportation Board Revenue:
5.00%, 9/15/2019	100,000	102,835
5.00%, 3/15/2021	130,000	139,256
5.00%, 5/15/2021	200,000	215,074
Virginia, State General Obligation Series B, 5.00%, 6/1/2026	200,000	232,242
Virginia, State Public Building Authority Revenue:
Series A, 3.00%, 8/1/2032	210,000	198,320
Series B, 5.00%, 8/1/2022	470,000	518,989
Series C, 4.00%, 8/1/2025	40,000	43,281
Virginia, State Public School Authority Revenue:
4.00%, 8/1/2019	100,000	101,670
5.00%, 8/1/2025	175,000	203,383
5.00%, 8/1/2027	1,105,000	1,271,446
Series A, 5.00%, 8/1/2021	270,000	291,554
Series A, 5.00%, 8/1/2023	225,000	253,055
Series A, 5.00%, 8/1/2025	100,000	115,741
Virginia, State Resource Authority Infrastructure Revenue:
5.00%, 10/1/2026	250,000	290,940
5.00%, 11/1/2040	2,500,000	2,835,525
5.00%, 11/1/2045	160,000	180,709
Series B, 5.00%, 11/1/2023	20,000	21,746
Security Description	Principal Amount	Value
Virginia, State Transportation Board Revenue 4.00%, 3/15/2028	$ 2,500,000	$ 2,694,275
		67,626,580
WASHINGTON — 4.5%
Central Puget Sound, WA, Regional Transit Authority Revenue:
Series S1, 5.00%, 11/1/2025	175,000	203,844
Series S1, 5.00%, 11/1/2035	335,000	380,181
Series S1, 5.00%, 11/1/2046	2,005,000	2,501,839
Series S-1, 5.00%, 11/1/2025	160,000	186,371
Series S-1, 5.00%, 11/1/2027	85,000	97,995
Series S-1, 5.00%, 11/1/2030	260,000	296,322
Series S-1, 5.00%, 11/1/2031	745,000	846,521
Series S-1, 5.00%, 11/1/2035	105,000	118,019
Central Puget Sound, WA, Regional Transportation Authority, Sales & Use Tax Revenue:
Series S-1, 5.00%, 11/1/2036	2,800,000	3,137,708
Series S-1, 5.00%, 11/1/2045	3,270,000	3,624,893
Energy Northwest, WA, Electric Revenue:
5.00%, 7/1/2025	180,000	208,136
5.00%, 7/1/2026	520,000	599,191
Series A, 5.00%, 7/1/2025	205,000	237,044
Series A, 5.00%, 7/1/2026	610,000	653,920
Series A, 5.00%, 7/1/2027	3,010,000	3,266,199
Series A, 5.00%, 7/1/2028	1,030,000	1,171,882
Series A, 5.00%, 7/1/2029	180,000	210,832
Series A, 5.00%, 7/1/2030	195,000	204,473
Series A, 5.00%, 7/1/2031	295,000	330,052
Series A, 5.00%, 7/1/2033	545,000	628,292
Series A, 5.00%, 7/1/2038	165,000	183,947
Series A, 5.00%, 7/1/2040	1,190,000	1,314,069
Series C, 5.00%, 7/1/2025	605,000	688,260
Series C, 5.00%, 7/1/2027	125,000	141,271
Series C, 5.00%, 7/1/2030	290,000	342,725
Series C-COLUMBIA GENERATING, 5.00%, 7/1/2031	1,725,000	1,954,511
Series C-PROJ 1 , 5.00%, 7/1/2025	180,000	208,136
Series C-PROJECT 3, 5.00%, 7/1/2026	430,000	495,485
Energy Northwest, WA, Electricity Revenue:
5.00%, 7/1/2021	360,000	387,918
5.00%, 7/1/2022	130,000	143,069
King & Snohomish Counties School District No 417 Northshore, Genral Obligation:
5.00%, 12/1/2035	3,000,000	3,459,180
5.00%, 12/1/2036	3,000,000	3,445,710

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
King County, School District No. 401 Highline, General Obligation 4.00%, 12/1/2035	$ 1,300,000	$ 1,350,453
King County, School District No. 405 Bellevue, General Obligation:
5.00%, 12/1/2026	130,000	153,126
5.00%, 12/1/2029	300,000	349,047
King County, School District No. 411 Issaquah, General Obligation:
5.00%, 12/1/2028	100,000	117,147
5.00%, 12/1/2031	100,000	117,493
King County, School District No. 414, Lake Washington, General Obligation:
4.00%, 12/1/2026	110,000	120,475
4.00%, 12/1/2030	2,500,000	2,666,425
5.00%, 12/1/2019	600,000	621,012
5.00%, 12/1/2022	1,040,000	1,155,232
5.00%, 12/1/2030	2,665,000	3,097,583
5.00%, 12/1/2031	2,035,000	2,356,876
King County, WA, General Obligation:
5.00%, 7/1/2022	100,000	110,243
5.00%, 7/1/2025	170,000	195,815
5.00%, 7/1/2027	160,000	183,096
5.00%, 7/1/2029	190,000	216,249
5.00%, 7/1/2031	225,000	254,558
Series E, 5.00%, 12/1/2027	1,740,000	2,022,402
Series E, 5.00%, 12/1/2028	225,000	261,198
Series E, 5.00%, 12/1/2029	125,000	144,489
King County, WA, Sewer Revenue:
5.00%, 7/1/2038	1,785,000	1,978,333
5.00%, 7/1/2042	200,000	225,640
5.00%, 7/1/2047	325,000	358,257
Series A, 4.00%, 7/1/2035	1,765,000	1,838,212
Series B, 5.00%, 7/1/2027	125,000	141,771
Series B, 5.00%, 7/1/2039	3,525,000	3,859,135
Series B, 5.00%, 7/1/2041	100,000	111,968
Pierce County, School District No. 10 Tacoma, General Obligation:
5.00%, 12/1/2027	120,000	138,540
5.00%, 12/1/2034	100,000	112,011
5.00%, 12/1/2039	180,000	200,101
5.25%, 12/1/2038	275,000	313,725
Pierce County, School District No. 3 Puyallup, General Obligation 5.00%, 12/1/2030	495,000	573,294
Pierce County, WA, School District No. 10, General Obligation 5.00%, 12/1/2019	490,000	507,101
Seattle, WA, Drainage & Wastewater Revenue:
Security Description	Principal Amount	Value
4.00%, 4/1/2041	$ 200,000	$ 204,686
4.00%, 7/1/2047	100,000	102,220
Seattle, WA, General Obligation:
5.00%, 6/1/2026	100,000	113,406
5.00%, 1/1/2038	2,040,000	2,312,136
Series A, 5.00%, 6/1/2020	135,000	141,683
Series A, 5.00%, 6/1/2023	100,000	112,391
Series A, 5.00%, 6/1/2024	225,000	257,211
Series A, 5.00%, 6/1/2025	1,750,000	2,027,445
Seattle, WA, Municipal Light & Power Revenue Series B, 5.00%, 4/1/2028	135,000	156,244
Seattle, WA, Water System Revenue:
4.00%, 8/1/2031	115,000	122,457
5.00%, 5/1/2021	635,000	681,838
5.00%, 5/1/2024	100,000	113,838
Snohomish County, School District No 201 Snohomish, General Obligation 5.00%, 12/1/2027	2,500,000	2,903,975
Spokane, WA, Water & Wastewater System Revenue 5.00%, 12/1/2023	215,000	243,107
Tacoma, WA, Electric System Revenue Series A, 5.00%, 1/1/2020	335,000	347,392
Tacoma, WA, General Obligation:
Series A, 5.00%, 12/1/2031	295,000	338,120
Series A, 5.00%, 12/1/2032	360,000	411,779
University of Washington Revenue Series A, 4.00%, 1/1/2048	150,000	152,568
University of Washington, Revenue:
Series A, 4.00%, 12/1/2041	300,000	307,983
Series B, 5.00%, 6/1/2037	3,090,000	3,468,587
Washington, State:
5.00%, 7/1/2020	105,000	110,249
5.00%, 7/1/2021	250,000	269,040
Washington, State General Obligation:
4.00%, 7/1/2026	450,000	484,663
5.00%, 8/1/2023	100,000	112,323
5.00%, 8/1/2027	500,000	583,350
5.00%, 8/1/2031	330,000	378,718
5.00%, 8/1/2033	255,000	293,655
5.00%, 2/1/2035	450,000	499,878
5.00%, 8/1/2035	595,000	674,367
5.00%, 8/1/2043	3,700,000	4,204,273
Series 201, 5.00%, 8/1/2040	3,080,000	3,409,652
Series 2016A, 5.00%, 7/1/2021	165,000	177,703
Series 2016A, 5.00%, 7/1/2024	165,000	188,087
Series 2017-A, 5.00%, 8/1/2041	2,700,000	3,022,245
Series A, 5.00%, 8/1/2019	125,000	128,154

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2027	$ 215,000	$ 246,559
Series A, 5.00%, 8/1/2031	100,000	110,873
Series A, 5.00%, 8/1/2033	1,700,000	1,877,531
Series A, 5.00%, 8/1/2034	1,015,000	1,119,545
Series A, 5.00%, 8/1/2035	400,000	456,640
Series A, 5.00%, 8/1/2037	310,000	351,087
Series A-1, 5.00%, 8/1/2024	370,000	422,255
Series A-1, 5.00%, 8/1/2033	120,000	135,034
Series A-1, 5.00%, 8/1/2034	300,000	336,600
Series A-1, 5.00%, 8/1/2036	425,000	474,070
Series A-1, 5.00%, 8/1/2040	300,000	332,109
Series B, 5.00%, 7/1/2023	135,000	151,428
Series B, 5.00%, 7/1/2024	355,000	404,672
Series B, 5.00%, 2/1/2026	745,000	851,528
Series B, 5.00%, 2/1/2029	120,000	135,734
Series B, 5.00%, 7/1/2029	520,000	596,383
Series B, 5.00%, 7/1/2031	355,000	403,894
Series B, 5.00%, 8/1/2031	450,000	498,928
Series B, 5.00%, 2/1/2037	500,000	552,090
Series C, 5.00%, 2/1/2020	220,000	228,646
Series C, 5.00%, 2/1/2023	100,000	111,327
Series C, 5.00%, 2/1/2032	105,000	119,315
Series C, 5.00%, 2/1/2035	1,540,000	1,733,717
Series C, 5.00%, 2/1/2039	3,000,000	3,344,010
Series D, 5.00%, 2/1/2021	325,000	346,625
Series D, 5.00%, 2/1/2025	250,000	282,200
Series D, 5.00%, 2/1/2027	185,000	207,548
Series D, 5.00%, 2/1/2031	390,000	433,629
Series D, 5.00%, 2/1/2033	225,000	249,462
Series D, 5.00%, 2/1/2034	135,000	149,467
Series D, 5.00%, 2/1/2037	100,000	111,813
Series D, 5.00%, 2/1/2038	2,025,000	2,227,257
Series D, 5.00%, 2/1/2041	1,500,000	1,679,700
Series E, 5.00%, 2/1/2026	400,000	450,456
Series E, 5.00%, 2/1/2031	2,185,000	2,429,436
Series E, 5.00%, 2/1/2032	505,000	559,904
Series R, 5.00%, 7/1/2026	120,000	136,726
Series R, 5.00%, 8/1/2029	250,000	292,542
Series R-2015-C, 5.00%, 7/1/2021	100,000	107,699
Series R-2015-C, 5.00%, 7/1/2031	4,490,000	5,033,200
Series R-2015-D, 5.00%, 7/1/2027	335,000	380,657
Series R-2015E, 5.00%, 7/1/2021	125,000	134,624
Series R-2015E, 5.00%, 7/1/2024	175,000	199,486
Series R-2015E, 5.00%, 7/1/2025	315,000	361,453
Series R-2015E, 5.00%, 7/1/2026	65,000	74,060
Series R-2015E, 5.00%, 7/1/2033	1,645,000	1,835,047
Series R-2017A, 4.00%, 8/1/2019	110,000	111,874
Series R-2017A, 5.00%, 8/1/2022	255,000	281,183
Security Description	Principal Amount	Value
Series R-2017C, 5.00%, 8/1/2022	$ 460,000	$ 507,233
Series R-2017C, 5.00%, 8/1/2024	350,000	399,430
Series R-2017C, 5.00%, 8/1/2025	125,000	144,676
Series R-H, 5.00%, 7/1/2026	110,000	125,332
Series R-H, 5.00%, 7/1/2030	2,165,000	2,434,846
		123,255,965
WEST VIRGINIA — 0.1%
West Virginia, Parkways Authority Revenue 5.00%, 6/1/2043	2,000,000	2,258,100
West Virginia, State General Obligation:
Series A, 5.00%, 6/1/2022	225,000	247,721
Series A, 5.00%, 11/1/2022	680,000	755,031
Series A, 5.00%, 6/1/2024	140,000	159,165
Series A, 5.00%, 6/1/2025	230,000	265,238
		3,685,255
WISCONSIN — 1.6%
Madison, WI, General Obligation Series A, 4.00%, 10/1/2023	110,000	118,942
Milwaukee, WI, General Obligation:
Series N2, 4.00%, 3/1/2022	200,000	212,114
Series N2, 4.00%, 3/1/2025	100,000	108,775
Series N2, 4.00%, 3/1/2026	125,000	136,818
Series N4 & B5, 5.00%, 4/1/2027	170,000	199,794
Series N4 & B5 CORP, 5.00%, 4/1/2024	125,000	141,438
Public Finance Authority, WI, Lease Development Revenue:
5.00%, 3/1/2029	300,000	338,124
5.00%, 3/1/2030	180,000	201,987
Wisconsin, Revenue:
Series B, 5.00%, 5/1/2032	550,000	626,477
Series B, 5.00%, 5/1/2033	115,000	130,572
Series B, 5.00%, 5/1/2034	275,000	311,242
Wisconsin, State Clean Water Revenue:
5.00%, 6/1/2028	535,000	609,756
5.00%, 6/1/2029	1,610,000	1,834,965
5.00%, 6/1/2030	1,785,000	2,034,418
5.00%, 6/1/2031	1,330,000	1,515,841
Wisconsin, State Department of Transportation Revenue:
5.00%, 7/1/2035	100,000	111,263
Series 1, 5.00%, 7/1/2019	145,000	148,283
Series 1, 5.00%, 7/1/2022	315,000	322,226
Series 1, 5.00%, 7/1/2024	170,000	194,376
Series 1, 5.00%, 7/1/2026	1,270,000	1,491,336
Series 1, 5.00%, 7/1/2030	1,595,000	1,760,194
Series 1, 5.00%, 7/1/2031	235,000	259,339
Series 2, 5.00%, 7/1/2030	100,000	116,706

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 2, 5.00%, 7/1/2032	$ 120,000	$ 138,839
Series A, 5.00%, 7/1/2031	140,000	157,347
Wisconsin, State Environmental Improvement Fund Revenue:
Series A, 5.00%, 6/1/2019	235,000	239,841
Series A, 5.00%, 6/1/2026	140,000	162,569
Series A, 5.00%, 6/1/2027	260,000	300,872
Series A, 5.00%, 6/1/2029	185,000	211,999
Series A, 5.00%, 6/1/2030	150,000	171,398
Series A, 5.00%, 6/1/2031	220,000	250,952
Series A, 5.00%, 6/1/2035	100,000	113,286
Wisconsin, State General Fund Revenue Series B, 5.00%, 5/1/2031	105,000	119,907
Wisconsin, State General Obligation:
5.00%, 5/1/2025	85,000	98,433
5.00%, 5/1/2027	135,000	155,183
5.00%, 11/1/2028	205,000	240,721
5.00%, 5/1/2029	115,000	131,145
5.00%, 5/1/2032	120,000	134,075
Series 1, 5.00%, 5/1/2020	350,000	366,418
Series 1, 5.00%, 5/1/2021	405,000	435,298
Series 1, 5.00%, 11/1/2022	435,000	483,176
Series 1, 5.00%, 5/1/2024	110,000	122,891
Series 1, 5.00%, 11/1/2025	225,000	259,522
Series 1, 5.00%, 11/1/2027	275,000	316,113
Series 2, 5.00%, 11/1/2022	500,000	555,375
Series 2, 5.00%, 11/1/2024	1,145,000	1,315,273
Series 2, 5.00%, 11/1/2025	1,135,000	1,322,865
Series 2, 5.00%, 11/1/2026	1,295,000	1,527,414
Series 2, 5.00%, 11/1/2027	1,765,000	2,081,429
Series 2, 5.00%, 11/1/2028	575,000	675,194
Series 3, 5.00%, 11/1/2020	700,000	742,721
Series 3, 5.00%, 11/1/2021	210,000	228,333
Series 3, 5.00%, 11/1/2022	195,000	216,596
Series 3, 5.00%, 11/1/2023	180,000	199,341
Series 3, 5.00%, 11/1/2025	335,000	369,619
Series 3, 5.00%, 11/1/2031	530,000	614,874
Series 4, 5.00%, 5/1/2025	375,000	429,622
Series 4, 5.00%, 5/1/2026	645,000	738,164
Series A, 4.00%, 5/1/2034	100,000	105,139
Series A, 5.00%, 5/1/2023	190,000	208,631
Series A, 5.00%, 5/1/2024	1,595,000	1,775,879
Series A, 5.00%, 5/1/2025	985,000	1,104,993
Series A, 5.00%, 5/1/2026	335,000	380,658
Series A, 5.00%, 5/1/2027	3,945,000	4,451,737
Series A, 5.00%, 5/1/2035	130,000	145,913
Security Description	Principal Amount	Value
Series B, 4.00%, 5/1/2023	$ 355,000	$ 381,731
Series B, 5.00%, 5/1/2023	1,340,000	1,402,002
Series B, 5.00%, 5/1/2025	550,000	575,448
Series B, 5.00%, 5/1/2028	100,000	109,806
Series B, 5.00%, 5/1/2029	160,000	175,690
Series B, 5.00%, 5/1/2030	2,900,000	3,184,374
Series C, 5.00%, 5/1/2029	300,000	342,357
Series D, 4.00%, 5/1/2029	105,000	112,138
Series D, 5.00%, 5/1/2033	1,240,000	1,383,406
		44,391,693
TOTAL MUNICIPAL BONDS & NOTES (Cost $2,789,547,853)		2,748,292,491

	Shares
SHORT-TERM INVESTMENT — 0.0% (d)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (e) (f) (Cost $641,880)	641,880	641,880
TOTAL INVESTMENTS — 99.1% (Cost $2,790,189,733)		2,748,934,371
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		25,229,593
NET ASSETS — 100.0%		$ 2,774,163,964

(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Bond is insured by the following:

% of Net Assets
Permanent School Fund Guaranteed	4.6%
Assured Guaranty Municipal Corp.	0.5%

(c)	When-issued security.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2018.

VRN	= Variable Rate Note

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes
Alabama	$ —	$ 25,760,099	$—	$ 25,760,099
Alaska	—	2,008,824	—	2,008,824
Arizona	—	51,111,656	—	51,111,656
Arkansas	—	6,588,297	—	6,588,297
California	—	541,263,483	—	541,263,483
Colorado	—	45,739,667	—	45,739,667
Connecticut	—	7,726,469	—	7,726,469
Delaware	—	10,862,220	—	10,862,220
District of Columbia	—	35,084,169	—	35,084,169
Florida	—	99,590,504	—	99,590,504
Georgia	—	55,702,567	—	55,702,567
Hawaii	—	40,499,106	—	40,499,106
Idaho	—	965,717	—	965,717
Illinois	—	43,087,315	—	43,087,315
Indiana	—	13,264,129	—	13,264,129
Iowa	—	3,943,534	—	3,943,534
Kansas	—	14,849,067	—	14,849,067
Kentucky	—	10,798,717	—	10,798,717
Louisiana	—	17,103,729	—	17,103,729
Maine	—	6,075,576	—	6,075,576
Maryland	—	94,241,916	—	94,241,916
Massachusetts	—	136,377,407	—	136,377,407
Michigan	—	20,399,493	—	20,399,493
Minnesota	—	35,396,260	—	35,396,260
Mississippi	—	10,048,941	—	10,048,941
Missouri	—	17,111,161	—	17,111,161
Nebraska	—	21,894,815	—	21,894,815
Nevada	—	28,471,133	—	28,471,133
New Hampshire	—	668,109	—	668,109
New Jersey	—	10,417,102	—	10,417,102
New Mexico	—	8,608,682	—	8,608,682
New York	—	486,396,952	—	486,396,952
North Carolina	—	41,770,154	—	41,770,154
North Dakota	—	1,194,721	—	1,194,721
Ohio	—	54,098,903	—	54,098,903
Oklahoma	—	11,596,705	—	11,596,705
Oregon	—	40,509,077	—	40,509,077
Pennsylvania	—	49,508,584	—	49,508,584
Rhode Island	—	5,457,075	—	5,457,075
South Carolina	—	9,175,829	—	9,175,829
South Dakota	—	543,200	—	543,200
Tennessee	—	23,720,988	—	23,720,988
Texas	—	357,698,025	—	357,698,025
Utah	—	12,002,921	—	12,002,921
Virginia	—	67,626,580	—	67,626,580
Washington	—	123,255,965	—	123,255,965
West Virginia	—	3,685,255	—	3,685,255
Wisconsin	—	44,391,693	—	44,391,693
Short-Term Investment	641,880	—	—	641,880
See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL INVESTMENTS	$641,880	$2,748,292,491	$—	$2,748,934,371
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,567,027	$1,567,027	$99,415,878	$100,341,025	$—	$—	641,880	$641,880	$35,500	$—
See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.0%
ALABAMA — 0.8%
Alabama, Federal Aid Highway Finance Authority Revenue:
Series A, 5.00%, 9/1/2020	$ 275,000	$ 290,571
Series A, 5.00%, 9/1/2021	205,000	222,017
Series A, 5.00%, 9/1/2022	3,090,000	3,421,279
Series A, 5.00%, 9/1/2023	3,950,000	4,458,444
Series B, 5.00%, 9/1/2023	5,000,000	5,643,600
Alabama, Public School & College Authority Revenue:
Series B, 5.00%, 1/1/2020	7,725,000	8,014,687
Series B, 5.00%, 1/1/2021	405,000	431,098
Series B, 5.00%, 1/1/2022	1,735,000	1,889,797
Series B, 5.00%, 1/1/2023	250,000	277,905
Alabama, State General Obligation:
Series A, 5.00%, 8/1/2021	320,000	345,731
Series A, 5.00%, 8/1/2022	1,675,000	1,850,239
Jefferson, AL, General Obligation Series A, 5.00%, 4/1/2023	2,150,000	2,379,211
		29,224,579
ALASKA — 0.2%
Alaska, State General Obligation Series B, 5.00%, 8/1/2022	485,000	533,859
Anchorage, AK, General Obligation:
Series B, 5.00%, 9/1/2019	550,000	565,163
Series B, 5.00%, 9/1/2020	5,100,000	5,377,899
Series C, 5.00%, 9/1/2019	100,000	102,757
Borough of North Slope, AK, General Obligation Series A, 5.00%, 6/30/2019	215,000	219,881
		6,799,559
ARIZONA — 2.8%
Arizona School Facilities Board:
Series A, 5.00%, 9/1/2020	505,000	532,129
Series A, 5.00%, 9/1/2021	250,000	269,647
Arizona, Phoenix Civic Improvement Corp., Lease Revenue:
Series B, 5.00%, 7/1/2022	1,510,000	1,657,799
Series B, 5.00%, 7/1/2023	8,000,000	8,988,880
Arizona, Phoenix Civic Improvement Corp., Water System Revenue:
Series A, 5.00%, 7/1/2020	250,000	262,853
Series A, 5.00%, 7/1/2021	100,000	107,755
Series B, 5.00%, 7/1/2020	18,930,000	19,903,191
Series B, 5.00%, 7/1/2021	285,000	307,102
Series B, 5.00%, 7/1/2022	495,000	545,327
Security Description	Principal Amount	Value
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue Series A, 5.00%, 1/1/2020	$ 305,000	$ 316,322
Arizona, Salt River, AZ, Project Agricultural Improvement & Power District Revenue:
5.00%, 1/1/2022	1,000,000	1,090,870
Series A, 5.00%, 1/1/2023	4,355,000	4,848,596
Arizona, State:
5.00%, 9/1/2020	250,000	263,912
5.00%, 10/1/2021	6,015,000	6,500,952
5.00%, 9/1/2022	185,000	203,372
Arizona, State Transportation Board, Highway Revenue:
5.00%, 7/1/2023	7,625,000	8,578,506
Series A, 5.00%, 7/1/2021	205,000	220,898
Series A, 5.00%, 7/1/2022	165,000	181,776
Arizona, State Transportation Board, Sales Tax Revenue:
5.00%, 7/1/2020	470,000	493,745
5.00%, 7/1/2022	3,195,000	3,519,836
Arizona, State University Revenue Series B, 5.00%, 7/1/2022	100,000	110,091
Chandler, AZ, General Obligation:
3.00%, 7/1/2019	85,000	85,683
4.00%, 7/1/2022	1,100,000	1,174,503
Gilbert, AZ, General Obligation 5.00%, 7/1/2022	14,580,000	16,073,429
Maricopa County Series A, 5.00%, 7/1/2023	1,725,000	1,934,915
Maricopa County, AZ, Community College District, General Obligation:
5.00%, 7/1/2020	675,000	709,702
5.00%, 7/1/2021	290,000	312,489
5.00%, 7/1/2022	355,000	391,093
Maricopa County, AZ, Unified School District No. 4 Mesa, General Obligation 4.00%, 7/1/2019	85,000	86,348
Phoenix, AZ, General Obligation:
4.00%, 7/1/2020	200,000	206,830
4.00%, 7/1/2021	415,000	436,385
4.00%, 7/1/2022	115,000	122,660
Pima County, AZ, General Obligation 4.00%, 7/1/2021	6,125,000	6,428,922
Pima County, AZ, Regional Public Transportation Authority, Excise Tax Revenue 5.00%, 6/1/2020	190,000	199,245
Pima County, AZ, Sewer System Revenue:

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/2020	$ 175,000	$ 183,934
5.00%, 7/1/2021	1,280,000	1,377,485
Salt River, AZ, Project Agricultural Improvement & Power District Revenue 5.00%, 1/1/2023	210,000	233,801
Scottsdale, AZ, General Obligation:
4.00%, 7/1/2019	385,000	390,817
4.00%, 7/1/2020	11,150,000	11,524,863
Scottsdale, AZ, Municipal Property Corp., Sales Tax Revenue 5.00%, 7/1/2020	170,000	178,709
Tucson, AZ, Water System Revenue 5.00%, 7/1/2020	750,000	788,287
		101,743,659
ARKANSAS — 0.5%
Arkansas, State General Obligation:
3.25%, 6/15/2022	4,800,000	4,937,808
4.00%, 6/15/2020	7,135,000	7,371,311
4.25%, 6/1/2023	1,305,000	1,420,519
5.00%, 4/1/2020	650,000	678,620
5.00%, 10/1/2020	125,000	132,230
5.00%, 6/15/2021	2,850,000	3,067,540
5.00%, 10/1/2021	100,000	108,351
		17,716,379
CALIFORNIA — 18.7%
Alameda County, CA, Joint Powers Authority, Lease Revenue Series A, 5.00%, 12/1/2019	650,000	674,752
Alameda County, CA, Transportation Authority Sales Tax Revenue:
5.00%, 3/1/2020	520,000	543,639
5.00%, 3/1/2021	320,000	344,157
Bakersfield, CA, Wastewater Revenue:
Series A, 5.00%, 9/15/2020	1,020,000	1,083,964
Series A, 5.00%, 9/15/2021	100,000	109,101
Beverly Hills, CA, Unified School District, General Obligation:
3.00%, 8/1/2020	1,250,000	1,278,687
3.00%, 8/1/2021	3,000,000	3,099,720
California Educational Facilities Authority Revenue Series U5, 5.00%, 5/1/2021	350,000	379,498
California Infrastructure & Economic Development Bank:
5.00%, 10/1/2019	160,000	165,264
5.00%, 10/1/2020	21,050,000	22,382,675
5.00%, 10/1/2021	12,430,000	13,581,764
Security Description	Principal Amount	Value
California Infrastructure & Economic Development Bank Revenue 5.00%, 10/1/2022	$ 155,000	$ 173,792
California Municipal Finance Authority Revenue:
5.00%, 10/1/2020	320,000	340,131
5.00%, 10/1/2022	245,000	273,102
California, Bay Area Toll Authority, Toll Bridge Revenue:
4.00%, 4/1/2020	75,000	77,596
5.00%, 4/1/2019	260,000	264,425
2.10%, 4/1/2045 (a)	15,085,000	15,049,550
Series C, 1.38%, 4/1/2053 (a)	11,125,000	11,065,259
California, East Bay Municipal Utility District, Water System Revenue:
Series B, 5.00%, 6/1/2021	165,000	179,210
Series B, 5.00%, 6/1/2022	390,000	434,636
California, State Department of Water Resources Center Valley Project Revenue:
Series AS, 4.00%, 12/1/2018	245,000	245,919
Series AS, 5.00%, 12/1/2021	1,635,000	1,797,290
Series AW, 5.00%, 12/1/2021	2,025,000	2,226,001
Series AX, 5.00%, 12/1/2022	3,000,000	3,376,950
California, State Department of Water Resources Power Supply Revenue:
Series N, 5.00%, 5/1/2020	170,000	178,600
Series O, 5.00%, 5/1/2021	2,890,000	3,125,188
Series O, 5.00%, 5/1/2022	1,305,000	1,448,680
California, State General Obligation:
4.00%, 9/1/2021	150,000	158,930
4.00%, 5/1/2023	900,000	976,752
4.00%, 11/1/2023	3,655,000	3,989,798
5.00%, 11/1/2018	305,000	305,817
5.00%, 8/1/2019	250,000	256,708
5.00%, 9/1/2019	200,000	205,882
5.00%, 10/1/2019	950,000	980,390
5.00%, 11/1/2019	500,000	517,255
5.00%, 12/1/2019	19,230,000	19,941,895
5.00%, 2/1/2020	255,000	265,743
5.00%, 3/1/2020	175,000	182,831
5.00%, 8/1/2020	53,595,000	56,658,489
5.00%, 9/1/2020	450,000	476,879
5.00%, 10/1/2020	10,000,000	10,620,900
5.00%, 12/1/2020	380,000	405,433
5.00%, 3/1/2021	355,000	381,451
5.00%, 8/1/2021	20,190,000	21,918,062
5.00%, 9/1/2021	20,540,000	22,342,385
5.00%, 10/1/2021	1,685,000	1,837,004
5.00%, 11/1/2021	105,000	114,694
5.00%, 5/1/2022	415,000	458,716
5.00%, 8/1/2022	3,355,000	3,728,210

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 9/1/2022	$ 5,535,000	$ 6,161,451
5.00%, 10/1/2022	110,000	122,662
5.00%, 11/1/2022	32,235,000	36,019,067
5.00%, 12/1/2022	1,745,000	1,953,109
5.00%, 3/1/2023	1,905,000	2,142,687
5.00%, 8/1/2023	2,450,000	2,778,300
4.00%, 12/1/2030 (a)	14,115,000	14,888,643
Series A, 5.00%, 9/1/2022	8,000,000	8,905,440
Series B, 5.00%, 9/1/2019	150,000	154,412
Series B, 5.00%, 9/1/2020	20,875,000	22,121,864
Series B, 5.00%, 9/1/2021	3,400,000	3,698,350
California, State University Revenue:
Series A, 4.00%, 11/1/2019	2,955,000	3,025,831
Series A, 4.00%, 11/1/2020	2,150,000	2,248,384
Series A, 5.00%, 11/1/2018	250,000	250,670
Series A, 5.00%, 11/1/2019	4,465,000	4,619,578
Series A, 5.00%, 11/1/2020	7,785,000	8,299,587
Series A, 5.00%, 11/1/2021	9,275,000	10,160,392
Series A, 5.00%, 11/1/2022	4,460,000	5,004,075
Series A, 5.00%, 11/1/2023	1,000,000	1,146,310
Chabot-Las Positas, CA, Community College District, General Obligation Series A, 4.00%, 8/1/2020	2,700,000	2,810,403
City & County of San Francisco, CA, General Obligation:
Series A, 5.00%, 6/15/2019	125,000	127,938
Series A, 5.00%, 6/15/2022	2,030,000	2,256,995
Series R1, 5.00%, 6/15/2021	445,000	482,638
Series R1, 5.00%, 6/15/2022	425,000	472,524
Contra Costa, CA, Transportation Authority Revenue:
Series B, 5.00%, 3/1/2019	250,000	253,540
Series B, 5.00%, 3/1/2025	100,000	104,561
Contra Costa, CA, Transportation Authority Sales Tax Revenue Series B, 5.00%, 3/1/2024	100,000	104,561
Contra Costa, CA, Water District Revenue Series T, 5.00%, 10/1/2020	475,000	505,462
Coronado, CA, Community Development Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2023 (b)	1,200,000	1,365,072
Corona-Norca, CA, Unified School District, General Obligation 3.00%, 8/1/2020	955,000	976,917
Culver, CA, Redevelopment Agency Successor Agency, Tax Allocation 5.00%, 11/1/2022	2,425,000	2,708,676
Security Description	Principal Amount	Value
Fontana, CA, Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 4.00%, 10/1/2019	$ 205,000	$ 209,643
Series A, 5.00%, 10/1/2022	4,300,000	4,808,991
Fremont, CA, Union High School District, Santa Clara County, General Obligation 5.00%, 8/1/2021	175,000	190,484
Grossmont-Cuyamaca, CA, Community College District General Obligation 5.00%, 8/1/2023	3,750,000	4,261,762
Los Angeles County, CA, Metropolitan Transportation Authority Revenue:
Series A, 5.00%, 7/1/2020	11,625,000	12,259,609
Series A, 5.00%, 6/1/2021	215,000	232,929
Series A, 5.00%, 7/1/2021	400,000	434,260
Los Angeles, CA, Community College District, General Obligation:
Series A, 5.00%, 8/1/2022	845,000	942,969
Series C, 5.00%, 8/1/2019	380,000	390,097
Series C, 5.00%, 8/1/2020	3,055,000	3,231,884
Series C, 5.00%, 8/1/2022	1,000,000	1,115,940
Los Angeles, CA, Department of Water Revenue:
Series A, 5.00%, 7/1/2023	1,720,000	1,961,746
Series B, 5.00%, 7/1/2020	50,000	52,819
Los Angeles, CA, Solid Waste Resources Revenue Series A, 5.50%, 2/1/2020	3,500,000	3,672,270
Los Angeles, CA, Unified School District, General Obligation:
Series A, 3.00%, 7/1/2020	7,000,000	7,143,710
Series A, 5.00%, 7/1/2020	11,540,000	12,172,046
Series A, 5.00%, 7/1/2021	1,340,000	1,453,645
Series A, 5.00%, 7/1/2022	27,455,000	30,518,428
Series A, 5.00%, 7/1/2023	20,200,000	22,940,736
Series B, 5.00%, 7/1/2021	140,000	151,873
Series C, 5.00%, 7/1/2021	475,000	515,285
Series D, 5.00%, 7/1/2020	250,000	263,693
Los Angeles, CA, Wastewater System Revenue:
Series A, 5.00%, 6/1/2020	125,000	131,715
Series B, 5.00%, 6/1/2022	1,570,000	1,742,606
Series D, 5.00%, 6/1/2020	3,660,000	3,855,371
Milpitas, CA, Redevelopment Agency Successor 5.00%, 9/1/2020	765,000	811,283
Miracosta, CA, Community College District, General Obligation Series A, 4.00%, 8/1/2019	120,000	122,324

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
North Orange County, CA, Community College District, General Obligation Series A, 4.00%, 8/1/2019	$ 350,000	$ 356,780
Oakland Alameda County, CA, Unified School District, General Obligation:
5.00%, 8/1/2020	230,000	243,188
6.63%, 8/1/2038	1,055,000	1,194,830
Oakland, CA, General Obligation Series A, 5.00%, 1/15/2020	3,515,000	3,662,771
Oakland-Alameda County, CA, Unified School District, General Obligation:
5.00%, 8/1/2020	125,000	132,168
5.00%, 8/1/2021	3,090,000	3,357,130
Series A, 5.00%, 8/1/2022	9,965,000	11,089,152
Sacramento, CA, Financing Authority Revenue 5.00%, 12/1/2021	250,000	273,118
Sacramento, CA, Municipal Utility District, Financing Authority Revenue:
5.00%, 7/1/2020	2,290,000	2,417,461
Series D, 5.00%, 8/15/2021	2,420,000	2,640,559
Series E, 5.00%, 8/15/2019	125,000	128,565
Series E, 5.00%, 8/15/2020	90,000	95,338
Series E, 5.00%, 8/15/2022	3,860,000	4,318,066
San Diego County, CA, Public Facilities Financing Authority, Sewer Revenue Series A, 4.00%, 5/15/2021	5,270,000	5,584,724
San Diego County, CA, Regional Transportation Commission Revenue:
Series A, 3.00%, 4/1/2021	15,000,000	15,437,550
Series A, 4.00%, 4/1/2021	775,000	816,455
San Diego County, CA, Water Authority Financing Corp., Revenue:
5.00%, 5/1/2019	170,000	173,315
5.00%, 5/1/2020	1,555,000	1,634,663
Series S1, 3.00%, 5/1/2021	3,260,000	3,353,432
Series S1, 5.00%, 5/1/2021	28,285,000	30,447,105
San Diego Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 5.00%, 9/1/2019	150,000	154,482
Series A, 5.00%, 9/1/2020	1,060,000	1,124,342
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue Series A, 5.00%, 5/15/2021	3,510,000	3,809,227
San Diego, CA, Unified School District, General Obligation:
Series H-2, 5.00%, 7/1/2019	100,000	102,430
Series H-2, 5.00%, 7/1/2020	9,200,000	9,705,540
Security Description	Principal Amount	Value
San Francisco Unified School District, General Obligation Series F&C, 5.00%, 6/15/2020	$ 1,035,000	$ 1,091,345
San Francisco, CA, Bay Area Rapid Transit District Series A, 5.00%, 7/1/2020	575,000	606,389
San Francisco, CA, Bay Area Rapid Transit District, General Obligation:
Series C, 4.00%, 8/1/2019	285,000	290,284
Series C, 5.00%, 8/1/2020	100,000	105,697
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue:
Series A, 5.00%, 10/1/2023	2,000,000	2,287,060
Series C, 2.13%, 10/1/2048 (a)	9,000,000	8,955,540
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
5.00%, 11/1/2019	1,345,000	1,392,747
5.00%, 11/1/2020	295,000	314,187
San Francisco, CA, City & County, General Obligation Series R1, 5.00%, 6/15/2020	135,000	142,325
San Francisco, CA, Public Utilities Commission Water Revenue 5.00%, 11/1/2021	100,000	109,515
San Jose Evergreen Community College District, General Obligation Series B, 5.00%, 9/1/2019	275,000	283,319
San Jose Redevelopment Agency Successor Agency, Tax Allocation:
Series B, 5.00%, 8/1/2021	300,000	326,457
Series B, 5.00%, 8/1/2022	3,260,000	3,630,303
San Jose Unified School District, General Obligation 5.00%, 8/1/2020	310,000	328,237
San Jose, CA, Financing Authority Revenue Series A, 5.00%, 6/1/2019	155,000	158,443
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue 4.00%, 6/15/2019	100,000	101,655
San Mateo County, CA, Transportation Authority Revenue Series A, 5.00%, 6/1/2020	750,000	790,290
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
Series A, 5.00%, 6/1/2022	4,690,000	5,212,654
Series A, 5.00%, 6/1/2023	4,385,000	4,993,068

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Santa Rosa, CA, Wastewater Revenue Series A, 5.00%, 9/1/2021	$ 1,330,000	$ 1,446,707
Southern California, Metropolitan Water District Revenue:
Series A, 5.00%, 7/1/2020	1,080,000	1,140,880
Series A, 5.00%, 7/1/2021	10,010,000	10,872,962
Series B, 5.00%, 8/1/2022	12,150,000	13,529,025
Series E, 5.00%, 7/1/2021	210,000	228,696
Southern California, State Public Power Authority Revenue:
Series 1, 2.00%, 7/1/2036 (a)	150,000	149,564
Series A, 5.00%, 7/1/2022	415,000	449,267
Southwestern Community College District, General Obligation Series A, 4.00%, 8/1/2020	2,550,000	2,648,659
University of California, Revenue:
Series A, 5.00%, 11/1/2019	2,320,000	2,400,318
Series A, 5.00%, 11/1/2020	365,000	389,127
Series AK, 5.00%, 5/15/2048 (a)	10,000,000	11,307,800
Series AO, 5.00%, 5/15/2019	150,000	153,053
Series AO, 5.00%, 5/15/2020	6,045,000	6,355,229
Series AO, 5.00%, 5/15/2021	230,000	248,745
Series AT, 1.40%, 5/15/2046 (a)	425,000	415,646
Series B-2, 4.00%, 11/1/2049 (a)	100,000	104,618
Series I, 5.00%, 5/15/2019	230,000	234,681
Series I, 5.00%, 5/15/2020	8,355,000	8,783,779
Series I, 5.00%, 5/15/2021	385,000	415,966
Series I, 5.00%, 5/15/2022	25,000	27,726
		686,756,345
COLORADO — 0.8%
Adams & Arapahoe Joint School District No. 28J Aurora, General Obligation Series A, 5.00%, 12/1/2021	1,260,000	1,370,842
Arapahoe County, CO, School District No. 5 Cherry Creek, General Obligation Series B, 5.00%, 12/15/2019	350,000	362,747
Colorado Springs, CO, Utilities System Revenue:
Series A-1, 5.00%, 11/15/2023	1,500,000	1,696,830
Series A-3, 5.00%, 11/15/2022	8,700,000	9,657,783
County of Denver, CO, General Obligation:
Series A, 5.00%, 8/1/2020	750,000	790,643
Series A, 5.00%, 8/1/2021	100,000	108,156
Series B, 5.00%, 8/1/2023	5,575,000	6,289,213
Security Description	Principal Amount	Value
Denver, CO, City & County School District No. 1, General Obligation:
5.00%, 12/1/2021	$ 5,720,000	$ 6,226,906
Series B, 4.00%, 12/1/2020	120,000	125,029
Eagle County School District No. Re50J, General Obligation 5.00%, 12/1/2021	1,200,000	1,305,564
Illinois, State Regional Transportation District 5.00%, 6/1/2020	600,000	628,692
Platte River, CO, Power Authority Revenue Series JJ, 5.00%, 6/1/2020	420,000	440,719
University of Colorado, Revenue:
5.25%, 6/1/2036	100,000	108,306
Series A-2, 5.00%, 6/1/2022	810,000	892,094
		30,003,524
CONNECTICUT — 2.1%
Connecticut, State Health & Educational Facility Authority Revenue:
Series A, 1.30%, 7/1/2048 (a)	2,665,000	2,638,430
Series A, 2.05%, 7/1/2035 (a)	1,385,000	1,379,779
Series A-1, 5.00%, 7/1/2042 (a)	1,150,000	1,265,609
Series A-2, 5.00%, 7/1/2042 (a)	13,625,000	14,994,721
Series B-1, VRN, 5.00%, 7/1/2029 (a)	105,000	110,249
Series B-2, 5.00%, 7/1/2037 (a)	15,180,000	15,938,848
Series C-2, 5.00%, 7/1/2057 (a)	32,130,000	35,769,365
Connecticut, State Revolving Funding Revenue Series A, 5.00%, 3/1/2021	3,025,000	3,242,225
South Central, Connecticut Regional Water Authority Revenue Series B, 5.00%, 8/1/2020	125,000	131,658
		75,470,884
DELAWARE — 0.6%
Delaware, State General Obligation:
5.00%, 3/1/2021	380,000	406,820
5.00%, 3/1/2022	4,000,000	4,384,320
Series A, 5.00%, 3/1/2022	145,000	158,932
Series A, 5.00%, 2/1/2023	1,750,000	1,955,135
Series B, 5.00%, 7/1/2022	3,615,000	3,988,399
Delaware, State Transportation Authority System Revenue:
5.00%, 7/1/2020	7,765,000	8,158,685

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/2021	$ 2,005,000	$ 2,159,365
5.00%, 7/1/2022	460,000	506,244
		21,717,900
DISTRICT OF COLUMBIA — 1.0%
District of Columbia, General Obligation:
Series A, 5.00%, 6/1/2019	250,000	255,133
Series A, 5.00%, 6/1/2020	2,925,000	3,069,787
Series A, 5.00%, 6/1/2021	2,195,000	2,360,789
Series A, 5.00%, 6/1/2022	430,000	472,944
Series A, 5.00%, 6/1/2023	7,950,000	8,920,059
Series D, 5.00%, 6/1/2020	100,000	104,950
Series D, 5.00%, 6/1/2021	305,000	328,037
Series D, 5.00%, 6/1/2022	3,030,000	3,332,606
Series D, 5.00%, 6/1/2023	2,325,000	2,608,696
Series E, 5.00%, 6/1/2019	300,000	306,159
Series E, 5.00%, 6/1/2020	275,000	288,613
District of Columbia, Income Tax Revenue Series A, 5.00%, 12/1/2022	2,100,000	2,333,562
District of Columbia, Water & Sewer Authority Revenue Series A, 5.00%, 10/1/2022	1,630,000	1,803,073
Washington Metropolitan Area Transit Authority, Revenue Series A-1, 5.00%, 7/1/2020	50,000	52,509
Washington, Convention & Sports Authority Revenue Series A, 5.00%, 10/1/2022	3,000,000	3,301,620
Washington, Metropolitan Area Transit Authority:
Series A-1, 5.00%, 7/1/2021	260,000	279,367
Series A-1, 5.00%, 7/1/2022	2,650,000	2,908,375
Series B, 5.00%, 7/1/2022	2,500,000	2,743,750
		35,470,029
FLORIDA — 3.2%
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 6/1/2020	16,630,000	17,430,900
Series A, 5.00%, 6/1/2022	2,085,000	2,294,772
Series A, 5.00%, 6/1/2023	3,845,000	4,314,167
Series B, 5.00%, 6/1/2020	180,000	188,669
Series B, 5.00%, 6/1/2022	510,000	561,311
Series B, 5.00%, 6/1/2023	5,160,000	5,789,623
Series C, 5.00%, 6/1/2020	675,000	707,508
Series C, 5.00%, 6/1/2021	100,000	107,661
Series D, 5.00%, 6/1/2021	175,000	188,407
Series E, 5.00%, 6/1/2019	275,000	280,497
Series E, 5.00%, 6/1/2021	195,000	209,939
Series E, 5.00%, 6/1/2022	125,000	137,576
Florida, State Board of Education, Lottery Revenue:
Series A, 5.00%, 7/1/2019	210,000	214,675
Series A, 5.00%, 7/1/2020	780,000	819,133
Series A, 5.00%, 7/1/2021	1,140,000	1,229,672
Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2019	$ 175,000	$ 178,896
Series B, 5.00%, 7/1/2020	330,000	346,556
Series B, 5.00%, 7/1/2021	8,355,000	9,012,204
Florida, State Department of Environmental Protection Revenue:
5.00%, 7/1/2020	1,640,000	1,723,148
Series A, 5.00%, 7/1/2020	4,595,000	4,827,966
Series A, 5.00%, 7/1/2021	8,115,000	8,739,774
Series A, 5.00%, 7/1/2022	200,000	219,878
Florida, State Department of Management Services:
Series A, 5.00%, 9/1/2020	7,000,000	7,396,340
Series A, 5.00%, 8/1/2021	240,000	259,435
Series A, 5.00%, 9/1/2022	13,315,000	14,716,137
Florida, State Department of Management Services Revenue Series A, 5.00%, 9/1/2019	225,000	231,327
Florida, State General Obligation 5.00%, 7/1/2020	7,175,000	7,542,575
Florida, State Turnpike Authority Revenue:
Series A, 5.00%, 7/1/2020	165,000	173,483
Series A, 5.00%, 7/1/2022	3,020,000	3,328,191
Series B, 5.00%, 7/1/2019	100,000	102,279
Series B, 5.00%, 7/1/2020	185,000	194,511
Series B, 5.00%, 7/1/2021	125,000	134,728
Series B, 5.00%, 7/1/2022	150,000	165,308
Gainesville, FL, Utilities System Revenue Series A, 5.00%, 10/1/2022	2,625,000	2,902,646
Hillsborough County, FL, Investment Tax Revenue 5.00%, 11/1/2020	270,000	286,081
Jacksonville, FL, Special Revenue Series C, 5.00%, 10/1/2019	100,000	102,907
JEA, FL, Electric System Revenue:
Series A, 3.50%, 10/1/2019	285,000	289,001
Series A, 4.00%, 10/1/2020	160,000	166,203
Series A, 5.00%, 10/1/2018	100,000	100,000
Series A, 5.00%, 10/1/2019	640,000	659,443
Series A, 5.00%, 10/1/2021	830,000	895,296
Series D, 5.00%, 10/1/2018	100,000	100,000
Series D, 5.00%, 10/1/2019	480,000	493,762
Series D, 5.00%, 10/1/2020	105,000	110,904
JEA, FL, Water & Sewer System Revenue Series A, 5.00%, 10/1/2020	365,000	386,334
Miami-Dade County, FL, General Obligation:
Series A, 5.00%, 7/1/2020	200,000	209,998
Series A, 5.00%, 7/1/2021	3,560,000	3,834,084
Series B, 5.00%, 7/1/2020	220,000	230,998

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Miami-Dade County, FL, Revenue Series B, 5.00%, 4/1/2020	$ 500,000	$ 521,565
Miami-Dade County, FL, Transit System Revenue:
5.00%, 7/1/2020	180,000	188,872
5.00%, 7/1/2022	200,000	219,878
Miami-Dade County, FL, Water & Sewer Revenue 5.00%, 10/1/2019	125,000	128,659
Orange County, FL, Sales Tax Revenue Series C, 5.00%, 1/1/2019	180,000	181,393
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 10/1/2020	340,000	359,666
5.00%, 10/1/2022	125,000	138,121
Orlando County, FL, Utilities Commission Revenue:
Series A, 3.00%, 10/1/2027 (a)	100,000	101,653
Series A, 5.00%, 10/1/2018	100,000	100,000
Series A, 5.00%, 10/1/2019	220,000	226,640
Series A, 5.00%, 10/1/2021	2,160,000	2,341,699
Palm Beach County, School District Lease Revenue:
Series A, 5.00%, 8/1/2021	345,000	371,358
Series B, 5.00%, 8/1/2019	215,000	220,317
Series B, 5.00%, 8/1/2020	930,000	978,500
Series B, 5.00%, 8/1/2021	205,000	220,662
Reedy Creek, FL, Improvement District, General Obligation Series A, 5.00%, 6/1/2021	405,000	435,262
South Florida Water Management District:
5.00%, 10/1/2019	160,000	164,731
5.00%, 10/1/2020	2,025,000	2,138,461
5.00%, 10/1/2023	2,350,000	2,636,113
State Johns River Power Park Series 23, 5.00%, 10/1/2018	125,000	125,000
		116,333,453
GEORGIA — 2.7%
City of Atlanta, GA, General Obligation 5.00%, 12/1/2021	3,525,000	3,839,641
City of Atlanta, GA, Water & Wastewater Revenue Series B, 5.00%, 11/1/2020	305,000	323,486
DeKalb County, GA, General Obligation 5.00%, 12/1/2020	4,220,000	4,477,462
Georgia, State General Obligation:
Series A, 5.00%, 2/1/2022	2,750,000	3,007,950
Series A-1, 5.00%, 2/1/2021	225,000	240,343
Series A-1, 5.00%, 2/1/2022	10,605,000	11,599,749
Series A-1, 5.00%, 2/1/2023	150,000	167,583
Series C, 5.00%, 7/1/2021	1,175,000	1,267,754
Security Description	Principal Amount	Value
Series C, 5.00%, 7/1/2022	$ 11,700,000	$ 12,911,769
Series C-1, 5.00%, 1/1/2023	5,025,000	5,603,176
Series C-1, 5.00%, 7/1/2023	10,000,000	11,260,100
Gwinnett County, GA, School District, General Obligation:
5.00%, 2/1/2020	1,305,000	1,357,174
5.00%, 8/1/2020	305,000	321,528
5.00%, 2/1/2021	5,600,000	5,981,864
5.00%, 8/1/2021	5,000,000	5,404,900
5.00%, 2/1/2022	8,515,000	9,313,707
5.00%, 8/1/2022	2,640,000	2,918,230
Metropolitan Atlanta Rapid Transit Authority Revenue Series A, 3.00%, 7/1/2023	15,000,000	15,483,000
Richmond County, GA, Board of Education, General Obligation:
5.00%, 10/1/2019	715,000	736,143
5.00%, 10/1/2021	4,265,000	4,627,653
		100,843,212
HAWAII — 1.3%
City & County of Honolulu, HI, General Obligation:
Series A, 5.00%, 10/1/2019	250,000	257,570
Series A, 5.00%, 10/1/2022	2,285,000	2,532,237
Series B, 5.00%, 10/1/2018	150,000	150,000
Series B, 5.00%, 11/1/2018	150,000	150,381
Series C, 5.00%, 10/1/2022	2,000,000	2,216,400
Series D, 5.00%, 9/1/2022	4,710,000	5,211,238
Hawaii, State General Obligation:
Series EH, 5.00%, 8/1/2019	150,000	153,773
Series EH, 5.00%, 8/1/2020	305,000	321,302
Series EH-2017, 5.00%, 8/1/2021	135,000	145,855
Series EL, 4.00%, 8/1/2020	125,000	129,446
Series EP, 5.00%, 8/1/2021	200,000	216,082
Series EP, 5.00%, 8/1/2022	1,000,000	1,104,230
Series ET, 4.00%, 10/1/2022	1,770,000	1,893,369
Series EY, 5.00%, 10/1/2020	5,540,000	5,861,597
Series EY, 5.00%, 10/1/2021	140,000	151,861
Series EY, 5.00%, 10/1/2023	7,000,000	7,901,530
Series EZ, 5.00%, 10/1/2019	240,000	247,195
Series EZ, 5.00%, 10/1/2020	6,000,000	6,348,300
Series EZ, 5.00%, 10/1/2022	150,000	166,169
Series FB, 5.00%, 4/1/2020	285,000	297,591
Series FB, 5.00%, 4/1/2021	5,050,000	5,414,711
Series FB, 5.00%, 4/1/2022	110,000	120,663
Series FE, 5.00%, 10/1/2019	270,000	278,095
Series FH, 3.00%, 10/1/2021	3,500,000	3,594,115
Series FK, 4.00%, 5/1/2022	3,250,000	3,459,560
		48,323,270

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
ILLINOIS — 1.0%
Cook Kane Lake & McHenry Counties, IL, Community College District No. 512, General Obligation 5.00%, 12/1/2021	$ 7,385,000	$ 7,994,558
Illinois, State Finance Authority Revenue:
5.00%, 1/1/2020	1,435,000	1,487,363
5.00%, 7/1/2020	950,000	997,833
5.00%, 1/1/2021	245,000	260,509
5.00%, 7/1/2021	1,530,000	1,646,096
5.00%, 1/1/2022	395,000	429,594
5.00%, 7/1/2022	1,755,000	1,928,113
Series A, 5.00%, 10/1/2020	380,000	401,751
Series A, 5.00%, 10/1/2021	805,000	871,734
Series A, 5.00%, 10/1/2023	5,020,000	5,656,385
Illinois, State Regional Transportation Authority Revenue Series A, 5.00%, 7/1/2022	9,250,000	10,082,315
Illinois, State Sales Tax Revenue:
5.00%, 6/15/2022	150,000	161,087
Series C, 5.00%, 6/15/2022	180,000	193,304
Series D, 5.00%, 6/15/2023	100,000	108,890
Illinois, State Toll Highway Authority Revenue:
Series A, 5.00%, 12/1/2019	250,000	258,345
Series A, 5.00%, 12/1/2020	335,000	355,144
Series A, 5.00%, 12/1/2021	670,000	726,159
Series D, 5.00%, 1/1/2020	165,000	170,897
McHenry County, IL, Conservation District, General Obligation 5.00%, 2/1/2021	125,000	132,964
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Series D, 5.00%, 12/1/2019	2,100,000	2,172,072
		36,035,113
INDIANA — 0.5%
Ball State University Revenue Series R, 5.00%, 7/1/2021	370,000	398,383
Indiana, State Finance Authority Revenue:
Series A, 5.00%, 12/1/2022	125,000	138,429
Series B, 5.00%, 2/1/2020	250,000	259,927
Series B, 5.00%, 2/1/2021	3,070,000	3,277,900
Series B, 5.00%, 2/1/2022	2,205,000	2,410,330
Series C, 5.00%, 12/1/2021	3,540,000	3,848,015
Indiana, State University Revenue Series A, 5.00%, 6/1/2023	6,625,000	7,442,790
		17,775,774
Security Description	Principal Amount	Value
IOWA — 0.5%
Iowa, State Finance Authority Revenue 5.00%, 8/1/2022	$ 4,455,000	$ 4,922,820
Iowa, State Revenue:
5.00%, 6/15/2022	210,000	231,107
5.00%, 6/15/2023	2,255,000	2,531,260
Series A, 5.00%, 6/1/2021	935,000	1,005,368
Series A, 5.00%, 6/1/2023	9,025,000	10,121,989
		18,812,544
KANSAS — 0.5%
Johnson County, Public Building Commission Revenue Series A, 5.00%, 9/1/2023	7,500,000	8,439,375
Johnson County, Unified School District No. 233, General Obligation:
5.00%, 9/1/2021	1,620,000	1,751,139
Series B, 5.00%, 9/1/2022	1,630,000	1,800,221
Kansas, State Department of Transportation, Highway Revenue:
Series A, 5.00%, 9/1/2020	2,270,000	2,395,894
Series A, 5.00%, 9/1/2021	3,295,000	3,567,562
Series B, 5.00%, 9/1/2019	220,000	226,024
Series C, 5.00%, 9/1/2020	350,000	369,411
		18,549,626
KENTUCKY — 0.2%
Kentucky, State Turnpike Authority Revenue:
Series A, 5.00%, 7/1/2021	465,000	499,122
Series A, 5.00%, 7/1/2022	3,820,000	4,186,720
Series A, 5.00%, 7/1/2023	200,000	223,288
Series B, 5.00%, 7/1/2022	800,000	876,800
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue Series A, 5.00%, 5/15/2020	250,000	262,050
University of Kentucky, General Receipts Revenue Series D, 5.00%, 10/1/2021	1,000,000	1,083,210
University of Kentucky, Revenue Series D, 5.25%, 10/1/2020	245,000	260,116
		7,391,306
LOUISIANA — 0.2%
Louisiana, State General Obligation:
5.00%, 5/1/2019	250,000	254,435
Series B, 5.00%, 10/1/2021	7,000,000	7,574,000
Series B, 5.00%, 8/1/2022	160,000	176,181
Series C, 5.00%, 8/1/2020	280,000	294,913

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Louisiana, State Highway Improvement Revenue Series A, 5.00%, 6/15/2020	$ 120,000	$ 125,664
		8,425,193
MAINE — 0.3%
Maine, Municipal Bond Bank Revenue Series C, 5.00%, 11/1/2020	230,000	243,747
Maine, State General Obligation:
Series B, 5.00%, 6/1/2020	1,455,000	1,525,306
Series B, 5.00%, 6/1/2021	2,635,000	2,834,022
Series B, 5.00%, 6/1/2022	175,000	192,477
Series B, 5.00%, 6/1/2023	50,000	56,101
Series D, 5.00%, 6/1/2023	4,250,000	4,768,585
Maine, State Turnpike Authority Revenue 5.00%, 7/1/2022	250,000	275,132
		9,895,370
MARYLAND — 5.9%
Anne Arundel County, MD, General Obligation:
5.00%, 10/1/2018	200,000	200,000
5.00%, 4/1/2019	300,000	304,671
5.00%, 4/1/2020	13,975,000	14,600,941
Baltimore County, MD, General Obligation:
5.00%, 8/1/2019	100,000	102,548
5.00%, 2/1/2020	500,000	519,785
Charles, MD, General Obligation 5.00%, 10/1/2022	5,000,000	5,541,000
Howard County, MD, General Obligation 5.00%, 2/15/2020	1,200,000	1,248,864
Maryland Health & Higher Educational Facilities Authority Revenue Series B, 5.00%, 7/1/2021	300,000	323,013
Maryland Water Quality Financing Administration Revolving Loan Fund 5.00%, 3/1/2020	11,205,000	11,674,377
Maryland, State Department of Transportation:
4.00%, 9/1/2021	4,000,000	4,213,680
5.00%, 12/1/2019	115,000	118,959
5.00%, 2/1/2020	265,000	275,380
5.00%, 6/1/2020	155,000	162,516
5.00%, 9/1/2020	100,000	105,546
5.00%, 12/15/2020	13,925,000	14,804,921
5.00%, 2/1/2021	1,625,000	1,733,891
5.00%, 5/1/2022	9,705,000	10,663,660
5.00%, 9/1/2022	15,010,000	16,601,360
5.00%, 2/15/2023	160,000	178,704
5.00%, 5/1/2023	8,240,000	9,239,924
5.00%, 11/1/2023	5,005,000	5,662,207
Security Description	Principal Amount	Value
Maryland, State General Obligation:
5.00%, 8/1/2020	$ 3,465,000	$ 3,650,204
5.00%, 6/1/2021	15,755,000	16,949,229
5.00%, 8/1/2021	155,000	167,374
5.00%, 6/1/2022	14,200,000	15,623,408
5.00%, 3/1/2023	100,000	106,887
5.00%, 6/1/2023	13,535,000	15,193,038
5.00%, 3/1/2024	100,000	106,887
Series 2-C, 5.00%, 8/1/2021	640,000	691,091
Series 2-C, 5.00%, 8/1/2022	160,000	176,614
Series A, 5.00%, 3/1/2020	415,000	432,384
Series A, 5.00%, 8/1/2020	135,000	142,216
Series A, 5.00%, 3/1/2021	13,030,000	13,936,888
Series A, 5.00%, 8/1/2021	1,535,000	1,657,539
Series A, 5.00%, 3/1/2022	5,075,000	5,555,552
Series A, 5.00%, 3/15/2022	200,000	219,148
Series A, 5.00%, 8/1/2022	5,015,000	5,535,758
Series A, 5.00%, 3/1/2023	1,420,000	1,586,353
Series A, 5.00%, 8/1/2023	1,200,000	1,350,804
Series B, 4.50%, 8/1/2021	185,000	197,134
Series B, 5.00%, 8/1/2021	630,000	680,293
Series B, 5.00%, 8/1/2022	10,000,000	11,038,400
Series B, 5.00%, 8/1/2024	1,170,000	1,291,037
Series C, 5.00%, 8/1/2020	100,000	105,345
Series E, 5.00%, 8/1/2019	115,000	117,950
Maryland, State Stadium Authority Revenue 5.00%, 5/1/2023	1,500,000	1,675,095
Montgomery County, MD, General Obligation:
Series A, 5.00%, 11/1/2020	365,000	387,353
Series A, 5.00%, 11/1/2021	2,320,000	2,523,255
Series A, 5.00%, 12/1/2023	1,110,000	1,257,996
Series B, 5.00%, 11/1/2020	4,800,000	5,093,952
Series B, 5.00%, 11/1/2021	125,000	135,951
Prince George County, MD, General Obligation:
Series A, 5.00%, 9/1/2020	1,070,000	1,130,583
Series A, 5.00%, 9/15/2020	255,000	269,729
Series A, 5.00%, 7/15/2023	5,000,000	5,630,100
Series B, 4.00%, 3/1/2019	350,000	353,112
Series B, 4.00%, 7/15/2020	40,000	41,424
Series B, 4.00%, 7/15/2022	105,000	112,103
Washington, MD, Suburban Sanitary Commission, General Obligation:
3.00%, 6/1/2019	260,000	261,960
4.00%, 6/1/2020	210,000	216,869
5.00%, 6/1/2020	390,000	409,110
5.00%, 6/1/2021	200,000	215,484
5.00%, 6/1/2022	500,000	550,490
5.00%, 6/1/2023	3,000,000	3,370,320
		218,422,366
MASSACHUSETTS — 4.7%
Boston, MA, General Obligation:

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 3/1/2020	$ 150,000	$ 156,434
Series A, 5.00%, 4/1/2022	1,685,000	1,853,129
Series A, 5.00%, 5/1/2023	3,000,000	3,373,800
Massachusetts, Bay Transportation Authority, Revenue 4.00%, 12/1/2021	170,000	179,887
Massachusetts, Development Finance Agency Revenue Series A, 5.00%, 7/15/2021	3,700,000	4,001,328
Massachusetts, State Clean Water Trust, Revenue:
5.00%, 8/1/2020	775,000	816,997
5.00%, 8/1/2022	13,995,000	15,480,849
Series 20, 5.00%, 2/1/2022	1,050,000	1,148,490
Series 2017, 5.00%, 8/1/2021	100,000	108,098
Series 2017, 5.00%, 8/1/2022	1,545,000	1,707,828
Massachusetts, State Federal Highway Revenue:
5.00%, 6/15/2021	7,320,000	7,689,684
5.00%, 6/15/2022	150,000	161,408
Series A, 5.00%, 6/15/2020	140,000	147,041
Series A, 5.00%, 6/15/2021	6,000,000	6,295,560
Series A, 5.00%, 6/15/2022	9,675,000	10,410,784
Massachusetts, State General Obligation:
Series A, 5.00%, 12/1/2019	625,000	646,962
Series A, 5.00%, 5/1/2020	1,655,000	1,732,636
Series A, 5.00%, 3/1/2021	10,135,000	10,845,362
Series A, 5.00%, 7/1/2021	5,000,000	5,391,900
Series A, 5.00%, 3/1/2022	1,625,000	1,778,319
Series A, 5.00%, 7/1/2022	2,875,000	3,167,301
Series B, 5.00%, 8/1/2019	135,000	138,440
Series B, 5.00%, 8/1/2020	385,000	405,721
Series B, 5.00%, 8/1/2022	2,500,000	2,758,625
Series C, 5.00%, 8/1/2020	150,000	158,073
Series C, 5.00%, 10/1/2021	10,000,000	10,847,200
Series C, 5.00%, 8/1/2022	210,000	231,724
Series C, 5.00%, 10/1/2022	7,930,000	8,778,431
Series C, 5.00%, 2/1/2023	6,725,000	7,498,577
Series D, 5.00%, 4/1/2022	1,780,000	1,951,289
Series D, 5.00%, 4/1/2023	2,160,000	2,416,630
Series D-1-R, 1.05%, 8/1/2043 (a)	185,000	181,341
Series D-2-R, 1.70%, 8/1/2043 (a)	13,400,000	13,068,082
Series E, 4.00%, 9/1/2021	200,000	210,858
Series E, 5.00%, 11/1/2019	200,000	206,554
Series E, 5.00%, 11/1/2022	9,690,000	10,747,179
Series E, 5.00%, 9/1/2028	7,805,000	8,635,608
Massachusetts, State Transportation Fund Revenue:
5.00%, 6/1/2020	175,000	183,515
5.00%, 6/1/2021	2,290,000	2,467,292
Series A, 5.00%, 6/1/2023	5,780,000	6,501,691
Security Description	Principal Amount	Value
Massachusetts, State Water Pollution Abatement Trust Revenue 5.00%, 8/1/2019	$ 125,000	$ 128,185
Massachusetts, State Water Resources Authority Revenue Series C, 4.00%, 8/1/2022	8,430,000	9,006,696
University of Massachusetts, Building Authority Revenue:
5.00%, 11/1/2019	150,000	154,932
Series 2, 5.00%, 11/1/2021	6,055,000	6,579,847
Series 2, 5.00%, 11/1/2022	1,735,000	1,924,288
		172,274,575
MICHIGAN — 0.7%
Michigan, State Building Authority Revenue:
Series I, 5.00%, 4/15/2020	3,215,000	3,358,164
Series I, 5.00%, 10/15/2021	1,520,000	1,645,248
Series I-A, 5.00%, 10/15/2022	200,000	220,942
Michigan, State Finance Authority Revenue:
5.00%, 1/1/2019	275,000	277,123
5.00%, 10/1/2019	245,000	252,370
5.00%, 10/1/2021	2,575,000	2,795,523
Series A, 5.00%, 5/1/2019	225,000	228,557
Series I, 5.00%, 4/15/2022	50,000	54,720
Series I, 5.00%, 4/15/2023	150,000	167,418
Michigan, State General Obligation:
Series A, 5.00%, 12/1/2018	200,000	201,036
Series A, 5.00%, 12/1/2019	120,000	124,217
Series A, 5.00%, 12/1/2020	2,890,000	3,071,376
Series A, 5.00%, 12/1/2021	3,000,000	3,265,860
Michigan, State Trunk Line Revenue:
5.00%, 11/15/2019	1,335,000	1,380,297
5.00%, 11/15/2020	150,000	159,193
Rochester, MI, Community School District, General Obligation Series I, 5.00%, 5/1/2021	780,000	835,497
University of Michigan, Revenue:
5.00%, 4/1/2020	1,345,000	1,405,041
Series A, 5.00%, 4/1/2020	1,735,000	1,812,450
Series A, 5.00%, 4/1/2021	1,935,000	2,075,713
Series A, 5.00%, 4/1/2022	1,420,000	1,559,160
Series A, 5.00%, 4/1/2023	1,325,000	1,485,444
		26,375,349
MINNESOTA — 1.9%
Minneapolis, MN, General Obligation 2.00%, 12/1/2020	900,000	899,424
Minneapolis, MN, Special School District No. 1 Series D, 5.00%, 2/1/2020	110,000	114,191

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Minnesota, State 911 Services Revenue 5.00%, 6/1/2021	$ 210,000	$ 225,805
Minnesota, State General Fund Revenue Series A, 5.00%, 6/1/2020	155,000	162,646
Minnesota, State General Obligation:
5.00%, 8/1/2019	370,000	379,461
Series A, 5.00%, 8/1/2019	350,000	358,950
Series A, 5.00%, 8/1/2020	1,275,000	1,344,092
Series A, 5.00%, 10/1/2021	100,000	108,472
Series A, 5.00%, 8/1/2022	13,070,000	14,437,383
Series B, 5.00%, 8/1/2022	130,000	143,601
Series D, 5.00%, 10/1/2019	330,000	340,058
Series D, 5.00%, 8/1/2020	620,000	653,598
Series D, 5.00%, 8/1/2021	5,060,000	5,466,875
Series D, 5.00%, 8/1/2022	2,470,000	2,728,411
Series E, 2.50%, 8/1/2020	125,000	126,184
Series E, 3.00%, 8/1/2021	125,000	128,213
Series E, 5.00%, 10/1/2023	3,685,000	4,161,434
Series F, 5.00%, 10/1/2020	1,220,000	1,291,797
Series F, 5.00%, 10/1/2021	5,000,000	5,423,600
Minnesota, State Public Facilities Authority:
Series A, 5.00%, 3/1/2022	5,140,000	5,632,052
Series B, 3.00%, 3/1/2021	4,585,000	4,693,573
Rosemount-Apple Valley-Eagan Independent School District No. 196, General Obligation:
Series A, 5.00%, 2/1/2020	240,000	249,336
Series A, 5.00%, 2/1/2021	5,000,000	5,337,400
Shakopee, MN, Independent School District No. 720, General Obligation:
Series A, 5.00%, 2/1/2020	1,675,000	1,740,827
Series A, 5.00%, 2/1/2021	4,835,000	5,133,948
University of Michigan, Revenue Series B, 5.00%, 12/1/2019	425,000	439,684
University of Minnesota, Revenue Series B, 5.00%, 12/1/2022	8,190,000	9,107,771
Western Minnesota Municipal Power Agency Series A, 4.00%, 1/1/2019	265,000	266,383
		71,095,169
MISSISSIPPI — 0.0% (c)
Mississippi, State General Obligation Series C, 5.00%, 10/1/2019	70,000	72,092
Security Description	Principal Amount	Value
MISSOURI — 0.7%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Authority Revenue Series A, 5.00%, 10/1/2020	$ 140,000	$ 148,183
Kansas, MO, Sanitary Sewer System Revenue Series A, 4.00%, 1/1/2023	175,000	187,555
Missouri, State Highways & Transportation Commission Revenue:
Series A, 5.00%, 5/1/2021	8,445,000	9,076,770
Series A, 5.00%, 5/1/2022	310,000	340,960
Series B, 5.00%, 5/1/2023	6,000,000	6,725,340
Springfield, MO, State Public Utility Revenue:
5.00%, 8/1/2019	100,000	102,540
5.00%, 8/1/2020	6,930,000	7,304,220
5.00%, 8/1/2021	225,000	242,771
5.00%, 8/1/2022	800,000	882,144
University of Missouri, Revenue:
Series A, 4.00%, 11/1/2019	355,000	362,817
Series A, 5.00%, 11/1/2019	770,000	795,148
Series A, 5.00%, 11/1/2021	245,000	266,388
		26,434,836
NEBRASKA — 0.3%
Lincoln, NE, Electric System Revenue Series A, 5.00%, 9/1/2020	500,000	527,730
Omaha, NE, Metropolitan Utilities District Revenue:
5.00%, 12/1/2021	200,000	217,724
5.00%, 12/1/2022	200,000	222,328
Omaha, NE, State Public Power District Electric Revenue:
Series B, 5.00%, 2/1/2020	1,595,000	1,657,907
Series B, 5.00%, 2/1/2021	2,985,000	3,186,428
University of Nebraska Facilities Corp., Revenue 5.00%, 7/15/2023	5,500,000	6,190,470
		12,002,587
NEVADA — 0.7%
Clark County, NV, General Obligation:
5.00%, 11/1/2019	300,000	309,567
5.00%, 6/1/2020	330,000	345,893
5.00%, 11/1/2020	380,000	402,473
5.00%, 11/1/2021	415,000	449,935
5.00%, 6/1/2022	120,000	131,762
Clark County, NV, Revenue:
5.00%, 7/1/2020	280,000	293,950
5.00%, 7/1/2021	270,000	290,412

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Clark County, NV, Water Reclamation District, General Obligation 5.00%, 7/1/2021	$ 8,420,000	$ 9,072,971
Las Vegas Valley, NV, Water District, General Obligation:
Series A, 4.00%, 6/1/2020	170,000	175,420
Series A, 5.00%, 6/1/2020	125,000	131,020
Series A, 5.00%, 6/1/2021	3,525,000	3,787,436
Series B, 5.00%, 12/1/2020	465,000	493,672
Nevada, State General Obligation Series D, 5.00%, 4/1/2020	9,010,000	9,401,304
Nevada, State Highway Improvement Revenue 5.00%, 12/1/2020	75,000	79,674
Truckee Meadows, NV, Water Authority Revenue 4.00%, 7/1/2020	115,000	118,827
		25,484,316
NEW JERSEY — 0.2%
Bergen County, NJ, General Obligation 5.00%, 10/15/2020	205,000	217,462
New Jersey, Educational Facilities Authority Revenue:
Series A, 5.00%, 7/1/2020	105,000	110,509
Series B, 4.00%, 7/1/2019	80,000	81,286
Series B, 5.00%, 7/1/2022	5,095,000	5,630,434
Rutgers, NJ, State University Revenue:
Series J, 5.00%, 5/1/2020	190,000	198,943
Series J, 5.00%, 5/1/2021	145,000	155,620
		6,394,254
NEW MEXICO — 0.8%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue:
5.00%, 7/1/2021	650,000	700,408
Series A, 5.00%, 7/1/2020	95,000	99,799
New Mexico, State Finance Authority Revenue:
Series A, 5.00%, 6/15/2023	5,000,000	5,603,050
Series D, 5.00%, 6/1/2019	185,000	188,748
Series D, 5.00%, 6/1/2022	250,000	274,690
New Mexico, State General Obligation:
5.00%, 3/1/2022	1,090,000	1,192,460
Series A, 5.00%, 3/1/2022	100,000	109,435
Series B, 5.00%, 3/1/2022	6,750,000	7,386,863
New Mexico, State Severance Tax Permanent Fund:
Series A, 5.00%, 7/1/2021	150,000	153,441
Series B, 4.00%, 7/1/2021	135,000	141,809
Series B, 4.00%, 7/1/2022	335,000	356,691
Security Description	Principal Amount	Value
New Mexico, State Severance Tax Permanent Fund Revenue:
5.00%, 7/1/2020	$ 750,000	$ 788,025
5.00%, 7/1/2021	1,405,000	1,513,171
New Mexico, State Severance Tax Revenue:
Series A, 5.00%, 7/1/2021	1,435,000	1,545,481
Series A, 5.00%, 7/1/2022	8,295,000	9,118,422
State of New Mexico Severance Tax Permanent Fund Revenue Series B, 4.00%, 7/1/2023	130,000	139,942
		29,312,435
NEW YORK — 13.7%
Battery Park City Authority Revenue Series A, 5.00%, 11/1/2020	2,120,000	2,251,631
Erie County, NY, Industrial Development Agency School Facility Revenue:
5.00%, 5/1/2019	100,000	101,838
5.00%, 5/1/2021	3,275,000	3,521,706
Metropolitan Transportation Authority Revenue:
Series A, 4.00%, 11/15/2018	340,000	340,898
Series A, 5.00%, 11/15/2019	120,000	124,085
Series A, 5.00%, 11/15/2021	215,000	233,862
Series A, 5.00%, 11/15/2022	6,095,000	6,763,439
Monroe County, NY, Industrial Development Agency Revenue 5.00%, 5/1/2023	3,850,000	4,326,129
Nassau County, NY, Interim Finance Authority Revenue Series A, 5.00%, 11/15/2020	1,315,000	1,398,134
New York & New Jersey, NY, Port Authority Revenue:
5.00%, 10/15/2019	150,000	154,857
5.00%, 10/15/2021	155,000	168,440
Series 179, 5.00%, 12/1/2018	115,000	115,611
Series 179, 5.00%, 12/1/2020	440,000	468,578
Series 180, 5.00%, 6/1/2020	400,000	420,340
Series 180, 5.00%, 6/1/2021	125,000	134,644
Series 189, 5.00%, 5/1/2020	3,490,000	3,659,300
New York City Water & Sewer System Revenue:
4.00%, 6/15/2021	100,000	105,261
Series A, 5.00%, 6/15/2023	140,000	157,818
Series DD, 5.00%, 6/15/2023	200,000	225,454
Series DD-2, 5.00%, 6/15/2021	1,215,000	1,310,730
New York State, Thruway Authority, Highway & Bridge Trust Fund Revenue:
Series A, 4.00%, 4/1/2020	115,000	118,565
Series A, 5.00%, 4/1/2020	125,000	130,713

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
New York, NY, City Transitional Finance Authority Building Aid Revenue Series S-1, 5.00%, 7/15/2022	$ 160,000	$ 176,491
New York, NY, City Transitional Finance Authority, Building Aid Revenue:
Series S-1, 5.00%, 7/15/2020	350,000	368,574
Series S-1, 5.00%, 7/15/2021	1,450,000	1,567,682
Series S-1, 5.00%, 7/15/2022	240,000	264,737
Series S-2, 5.00%, 7/15/2020	1,500,000	1,579,605
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 2/1/2020	400,000	415,936
5.00%, 11/1/2020	150,000	159,029
5.00%, 11/1/2021	1,305,000	1,417,713
5.00%, 11/1/2022	15,000,000	16,636,500
5.00%, 8/1/2023	3,000,000	3,372,600
Series A-1, 5.00%, 8/1/2020	1,145,000	1,206,830
Series A-1, 5.00%, 8/1/2021	355,000	383,443
Series A-1, 5.00%, 8/1/2022	100,000	110,345
Series A-1, 5.00%, 8/1/2023	4,120,000	4,631,704
Series B, 5.00%, 11/1/2018	195,000	195,495
Series B, 5.00%, 11/1/2020	130,000	137,825
Series C, 5.00%, 11/1/2019	370,000	382,084
Series C, 5.00%, 11/1/2020	8,790,000	9,319,071
Series C, 5.00%, 11/1/2021	4,725,000	5,133,098
Series C, 5.00%, 11/1/2022	3,695,000	4,098,124
Series C-1, 5.00%, 5/1/2020	105,000	109,942
Series C-1, 5.00%, 5/1/2023	16,000,000	17,912,000
Series E, 5.00%, 11/1/2019	150,000	154,899
Series F-1, 5.00%, 2/1/2022	1,500,000	1,638,165
Series I, 5.00%, 5/1/2021	290,000	311,466
New York, NY, General Obligation:
Series 1-I, 5.00%, 3/1/2021	5,500,000	5,874,770
Series A, 2.00%, 8/1/2021	100,000	99,535
Series A, 5.00%, 8/1/2020	90,000	94,860
Series A, 5.00%, 8/1/2021	760,000	819,371
Series A, 5.00%, 8/1/2022	14,530,000	15,999,418
Series A, 5.00%, 8/1/2023	17,615,000	19,759,979
Series A-1, 3.00%, 8/1/2020	5,350,000	5,447,530
Series A-1, 4.00%, 8/1/2020	10,525,000	10,905,163
Series A-1, 5.00%, 8/1/2021	3,360,000	3,622,483
Series B, 5.00%, 8/1/2020	180,000	189,720
Series B, 5.00%, 8/1/2022	1,130,000	1,244,277
Series C, 3.00%, 8/1/2019	150,000	151,352
Series C, 5.00%, 8/1/2020	790,000	832,660
Series C, 5.00%, 8/1/2022	15,615,000	17,194,145
Series D, 5.00%, 8/1/2019	190,000	194,826
Series D, 5.00%, 8/1/2020	180,000	189,720
Series E, 5.00%, 8/1/2020	275,000	289,850
Series E, 5.00%, 8/1/2021	11,180,000	12,053,382
Series E, 5.00%, 8/1/2022	150,000	165,169
Series G, 5.00%, 8/1/2020	120,000	126,480
Series G, 5.00%, 8/1/2021	150,000	161,718
Series G, 5.00%, 8/1/2022	750,000	825,847
Security Description	Principal Amount	Value
Series I, 5.00%, 8/1/2020	$ 10,265,000	$ 10,819,310
Series J, 5.00%, 8/1/2020	4,195,000	4,421,530
Series J, 5.00%, 8/1/2021	225,000	242,577
New York, NY, Local Gov't Assistance Corp., Revenue Series A, 5.00%, 4/1/2021	7,495,000	8,055,251
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue 3.00%, 12/1/2018	235,000	235,465
New York, NY, Sales Tax Asset Receivables Corp., Revenue:
Series A, 4.00%, 10/15/2023	100,000	108,635
Series A, 5.00%, 10/15/2019	385,000	397,428
Series A, 5.00%, 10/15/2020	2,225,000	2,358,900
Series A, 5.00%, 10/15/2021	125,000	135,954
Series A, 5.00%, 10/15/2022	325,000	361,419
New York, NY, Sales Tax Securitization Corp., Revenue:
5.00%, 1/1/2022	825,000	890,521
Series A, 5.00%, 1/1/2023	180,000	197,334
New York, State Convention Center Development Corp., Revenue 5.00%, 11/15/2018	130,000	130,490
New York, State Dormitory Authority Revenue:
5.00%, 5/15/2020	175,000	183,493
5.00%, 10/1/2020	100,000	105,865
5.00%, 10/1/2023	4,585,000	5,154,732
Series A, 5.00%, 3/15/2020	295,000	307,779
Series A, 5.00%, 7/1/2020	170,000	178,920
Series A, 5.00%, 7/1/2022	1,220,000	1,347,283
Series A, 5.00%, 7/1/2023	1,195,000	1,345,008
Series B, 5.00%, 10/1/2020	2,790,000	2,958,153
New York, State Dormitory Authority Revenue, Non State Supported Debt:
Series A, 4.00%, 7/1/2020	3,765,000	3,898,168
Series A, 5.00%, 7/1/2020	1,325,000	1,394,523
New York, State Dormitory Authority Revenue, State Supported Debt:
Series A, 5.00%, 10/1/2020 (d)	125,000	132,230
Series A, 5.00%, 10/1/2021 (d)	215,000	232,955
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.00%, 2/15/2020	370,000	385,118
Series A, 5.00%, 3/15/2020	5,430,000	5,665,228
Series A, 5.00%, 2/15/2021	5,515,000	5,891,895
Series A, 5.00%, 2/15/2022	19,320,000	21,113,089
Series A, 5.00%, 3/15/2022	330,000	361,363
Series A, 5.00%, 3/15/2023	4,930,000	5,503,556
Series B, 5.00%, 3/15/2021	100,000	107,070

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 2/15/2022	$ 3,600,000	$ 3,934,116
Series C, 5.00%, 3/15/2020	2,280,000	2,378,770
Series C, 5.00%, 6/15/2020	6,125,000	6,433,026
Series C, 5.00%, 3/15/2023	1,000,000	1,116,340
Series D, 4.00%, 2/15/2019	325,000	327,577
Series D, 4.00%, 2/15/2021	1,215,000	1,270,076
Series D, 5.00%, 2/15/2020	715,000	744,215
Series D, 5.00%, 2/15/2021	5,255,000	5,614,127
Series D, 5.00%, 2/15/2022	13,025,000	14,233,850
Series D, 5.00%, 2/15/2023	8,900,000	9,920,741
Series E, 5.00%, 2/15/2020	5,025,000	5,230,321
Series E, 5.00%, 3/15/2020	1,065,000	1,111,136
Series E, 5.00%, 3/15/2021	760,000	813,732
Series E, 5.00%, 2/15/2022	5,220,000	5,704,468
Series E, 5.00%, 2/15/2023	5,510,000	6,141,942
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 5.00%, 3/15/2019	145,000	147,055
Series A, 5.00%, 3/15/2020	7,710,000	8,043,997
Series A, 5.00%, 3/15/2021	20,460,000	21,896,497
Series A, 5.00%, 3/15/2022	8,520,000	9,338,687
Series A, 5.00%, 3/15/2023	2,595,000	2,900,405
Series C, 5.00%, 3/15/2023	255,000	285,011
New York, State Environmental Facilities Corp., Revenue:
5.00%, 3/15/2020	210,000	219,345
5.00%, 6/15/2020	670,000	704,619
5.00%, 6/15/2021	1,110,000	1,198,378
5.00%, 6/15/2022	6,220,000	6,875,588
Series A, 5.00%, 6/15/2021	470,000	507,421
Series A, 5.00%, 6/15/2023	3,655,000	4,118,454
New York, State General Obligation:
Series C, 5.00%, 4/15/2020	8,485,000	8,883,965
Series E, 5.00%, 12/15/2019	325,000	337,191
New York, State Urban Development Corp., Revenue:
5.00%, 3/15/2020	15,000,000	15,649,800
5.00%, 3/15/2022	15,050,000	16,480,352
Series A, 5.00%, 3/15/2020	1,185,000	1,236,334
Series A, 5.00%, 3/15/2021	10,515,000	11,258,410
Series A, 5.00%, 3/15/2022	14,740,000	16,140,890
Series A, 5.00%, 3/15/2023	5,075,000	5,665,425
Series A-, 5.00%, 3/15/2023	4,105,000	4,582,576
Series A-1, 5.00%, 3/15/2020	300,000	312,996
Series A-1, 5.00%, 3/15/2022	1,015,000	1,111,466
Series C, 5.00%, 3/15/2020	100,000	104,332
Series D, 5.00%, 3/15/2022	1,520,000	1,664,461
Series D, 5.00%, 3/15/2023	7,850,000	8,763,269
Series E, 5.00%, 3/15/2020	125,000	130,415
Series E, 5.00%, 3/15/2022	4,500,000	4,927,680
Series E, 5.00%, 3/15/2023	125,000	139,543
Triborough, NY, Bridge & Tunnel Authority Revenue:
Security Description	Principal Amount	Value
Series B, 4.00%, 11/15/2020	$ 400,000	$ 416,768
Series B, 5.00%, 11/15/2018	250,000	250,952
Series B, 5.00%, 11/15/2019	200,000	206,854
Series B, 5.00%, 11/15/2021	1,220,000	1,330,898
Utility Debt Securitization Authority Revenue:
Series B, 5.00%, 12/15/2020	150,000	150,953
Series B, 5.00%, 6/15/2023	1,000,000	1,076,330
Westchester County, NY, General Obligation Series A, 5.00%, 1/1/2021	3,020,000	3,224,907
		504,035,549
NORTH CAROLINA — 2.0%
Charlotte, NC, General Obligation 5.00%, 12/1/2021	250,000	272,475
Guilford County, NC, General Obligation:
4.00%, 3/1/2021	1,975,000	2,068,556
Series A, 5.00%, 2/1/2021	1,285,000	1,372,933
Mecklenburg County, NC, General Obligation:
5.00%, 3/1/2023	7,500,000	8,391,975
Series A, 5.00%, 9/1/2019	200,000	205,588
Series A, 5.00%, 9/1/2022	3,345,000	3,703,618
Mecklenburg County, NC, Public Facilities Corp. 5.00%, 2/1/2023	4,760,000	5,313,778
North Carolina, Municipal Power Agency No. 1 Series A, 4.00%, 1/1/2019	355,000	356,942
North Carolina, Revenue:
Series A, 5.00%, 5/1/2019	140,000	142,516
Series A, 5.00%, 5/1/2020	135,000	141,354
Series B, 5.00%, 11/1/2020	150,000	159,123
Series B, 5.00%, 6/1/2021	195,000	209,886
Series B, 5.00%, 6/1/2022	115,000	126,570
Series C, 5.00%, 5/1/2019	300,000	305,391
Series C, 5.00%, 5/1/2020	455,000	476,417
North Carolina, State Eastern Municipal Power Agency, Revenue Series B, 5.00%, 1/1/2021	320,000	340,912
North Carolina, State General Obligation:
5.00%, 6/1/2022	4,000,000	4,409,880
Series A, 5.00%, 6/1/2021	225,000	242,420
Series A, 5.00%, 6/1/2022	6,000,000	6,614,820
Series A, 5.00%, 6/1/2023	15,000,000	16,879,950
Series C, 3.75%, 5/1/2019	125,000	126,356
North Carolina, State Revenue:
Series B, 5.00%, 5/1/2019	120,000	122,156
Series C, 5.00%, 5/1/2021	100,000	107,429
Series C, 5.00%, 5/1/2023	8,000,000	8,963,440
North Carolina, State University at Raleigh Revenue:
5.00%, 10/1/2021	145,000	157,329

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 10/1/2022	$ 1,800,000	$ 1,995,480
5.00%, 10/1/2023	1,250,000	1,412,875
Wake County, NC, Revenue:
5.00%, 9/1/2020	100,000	105,720
Series A, 5.00%, 12/1/2021	1,665,000	1,812,552
Series A, 5.00%, 12/1/2022	125,000	138,955
Series A, 5.00%, 8/1/2023	5,000,000	5,623,450
		72,300,846
OHIO — 2.7%
Cincinnati, OH, General Obligation:
5.00%, 12/1/2019	100,000	103,467
5.00%, 12/1/2020	250,000	264,925
Columbus, OH, General Obligation:
Series 1, 5.00%, 7/1/2020	275,000	289,234
Series A, 4.00%, 4/1/2022	1,735,000	1,844,392
Franklin, OH, General Obligation 5.00%, 6/1/2022	415,000	456,600
Hamilton County, OH, Sewer System Revenue:
Series A, 5.00%, 12/1/2019	1,735,000	1,795,760
Series A, 5.00%, 12/1/2022	100,000	110,911
Miami University, OH, Revenue 5.00%, 9/1/2022	1,250,000	1,379,062
Ohio, State General Obligation:
4.00%, 5/1/2022	250,000	262,382
5.00%, 9/1/2020	6,380,000	6,741,236
5.00%, 9/1/2021	200,000	216,248
Series A, 5.00%, 5/1/2020	145,000	151,848
Series A, 5.00%, 9/15/2021	7,715,000	8,349,944
Series A, 5.00%, 3/15/2022	5,535,000	6,059,109
Series A, 5.00%, 9/15/2022	125,000	138,180
Series A, 5.00%, 5/1/2025	305,000	334,908
Series B, 5.00%, 6/15/2019	120,000	122,760
Series B, 5.00%, 9/15/2019	20,000	20,594
Series B, 5.00%, 6/15/2023	6,875,000	7,714,025
Series B, 5.00%, 8/1/2023	130,000	146,146
Series B, 5.00%, 6/15/2026	4,415,000	4,860,429
Series C, 3.00%, 11/1/2020	8,460,000	8,624,547
Series C, 4.00%, 11/1/2021	1,575,000	1,662,822
Series C, 5.00%, 11/1/2022	6,475,000	7,176,113
Series R, 5.00%, 5/1/2022	9,315,000	10,224,982
Series R, 5.00%, 5/1/2023	1,900,000	2,127,924
Series S, 5.00%, 5/1/2021	2,260,000	2,426,110
Series S, 5.00%, 5/1/2022	200,000	219,538
Series S, 5.00%, 5/1/2023	105,000	117,596
Ohio, State Infrastructure Project Revenue:
5.00%, 12/15/2019	2,755,000	2,852,004
5.00%, 12/15/2020	320,000	339,936
Series 1, 4.00%, 12/15/2019	125,000	127,924
Series 2016-1, 5.00%, 12/15/2021	2,550,000	2,772,870
Security Description	Principal Amount	Value
Ohio, State Turnpike & Infrastructure Commission Revenue Series A, 3.00%, 2/15/2022	$ 6,495,000	$ 6,660,622
Ohio, State Water Development Authority Revenue:
Series A, 5.00%, 6/1/2019	125,000	127,566
Series A, 5.00%, 6/1/2020	100,000	104,916
Ohio, State Water Development Authority, Water Pollution Control Revenue:
5.00%, 6/1/2019	250,000	255,133
5.00%, 6/1/2020	125,000	131,145
5.00%, 12/1/2022	2,635,000	2,928,065
Series B, 5.00%, 12/1/2020	1,680,000	1,785,437
Series B, 5.00%, 6/1/2022	7,070,000	7,778,697
		99,806,107
OKLAHOMA — 0.3%
Oklahoma, State Capitol Improvement Authority Revenue Series A, 5.00%, 7/1/2022	150,000	164,965
Oklahoma, State Turnpike Authority Revenue:
Series D, 4.00%, 1/1/2020	100,000	102,474
Series D, 4.00%, 1/1/2023	125,000	133,968
Oklahoma, State Water Resources Board Revenue:
5.00%, 4/1/2022	3,815,000	4,186,161
5.00%, 4/1/2023	4,315,000	4,829,650
Oklahoma, State Water Utilities Trust, Water & Sewer Revenue 5.00%, 7/1/2019	330,000	337,593
Tulsa County, OK, Industrial Authority Revenue 5.00%, 9/1/2022	160,000	176,330
Tulsa, OK, Public Facilities Authority Revenue 3.00%, 6/1/2022	225,000	230,740
		10,161,881
OREGON — 1.4%
Deschutes County, OR, State Administrative School District No. 1 Bend-La Pine, General Obligation:
5.00%, 6/15/2019	195,000	199,208
Series B, 4.00%, 6/15/2019	325,000	329,758
Oregon, State Department of Authority Services Lottery Revenue:
Series C, 5.00%, 4/1/2023	1,315,000	1,471,235
Series D, 5.00%, 4/1/2020	85,000	88,717
Oregon, State Department of Transportation, Highway User Tax Revenue:
Series A, 5.00%, 11/15/2019	140,000	144,718

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 11/15/2021	$ 125,000	$ 135,966
Series A, 5.00%, 11/15/2022	2,895,000	3,216,113
Oregon, State General Obligation:
5.00%, 5/1/2020	2,185,000	2,286,100
Series A, 5.00%, 5/1/2022	8,830,000	9,705,495
Series D, 4.00%, 5/1/2021	6,085,000	6,384,808
Portland, OR, Community College District, General Obligation 5.00%, 6/15/2022	5,500,000	6,056,930
Portland, OR, Sewer System Revenue:
Series A, 5.00%, 6/1/2019	150,000	153,030
Series A, 5.00%, 4/1/2020	9,205,000	9,610,296
Series A, 5.00%, 6/1/2020	100,000	104,849
Series A, 5.00%, 6/1/2021	6,870,000	7,398,166
Series A, 5.00%, 6/15/2021	120,000	129,356
Series B, 5.00%, 6/15/2022	4,250,000	4,678,783
Washington County, OR, General Obligation 5.00%, 3/1/2020	125,000	130,218
		52,223,746
PENNSYLVANIA — 1.9%
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue 5.00%, 1/1/2020	330,000	337,696
Pennsylvania, State General Obligation:
5.00%, 2/1/2019	325,000	328,292
5.00%, 9/15/2019	120,000	123,356
5.00%, 10/15/2020	10,000	10,559
5.00%, 3/15/2021	230,000	245,235
5.00%, 7/1/2021	10,400,000	11,157,432
5.00%, 9/15/2021	15,565,000	16,771,754
5.00%, 8/15/2022	7,070,000	7,747,942
5.00%, 4/1/2028	5,000,000	5,600,900
5.00%, 7/1/2019	275,000	281,080
5.00%, 1/15/2021	12,620,000	13,400,295
5.00%, 1/15/2022	525,000	569,079
Series D, 5.00%, 8/15/2019	125,000	128,203
Series D, 5.00%, 8/15/2022	200,000	219,178
Series REF, 5.00%, 1/15/2023	9,500,000	10,471,470
Pennsylvania, State Higher Educational Facilities Authority Revenue Series AT-1, 5.00%, 6/15/2023	275,000	306,218
Pennsylvania, State University Revenue Series B, 5.00%, 9/1/2021	1,375,000	1,487,929
		69,186,618
Security Description	Principal Amount	Value
RHODE ISLAND — 0.2%
Rhode Island Health & Educational Building Corp., Revenue Series A, 4.00%, 5/15/2021	$ 3,070,000	$ 3,202,685
Rhode Island, State General Obligation:
5.00%, 11/1/2018	115,000	115,291
5.00%, 8/1/2019	270,000	276,723
5.00%, 8/1/2021	4,000,000	4,312,480
		7,907,179
SOUTH CAROLINA — 0.2%
Aiken County, SC, Consolidated School District, General Obligation Series A, 5.00%, 3/1/2022	250,000	273,413
Beaufort County, SC, School District, General Obligation:
Series A, 5.00%, 3/1/2020	2,225,000	2,316,915
Series A, 5.00%, 3/1/2021	205,000	219,368
Series A, 5.00%, 3/1/2023	1,000,000	1,116,250
Charleston Educational Excellence Finance Corp., Revenue 5.00%, 12/1/2019	100,000	103,373
Florence County, SC, General Obligation 4.00%, 6/1/2021	550,000	576,922
Horry County, SC, School District, General Obligation 5.00%, 3/1/2021	2,480,000	2,653,228
South Carolina, State General Obligation Series A, 5.00%, 10/1/2020	150,000	158,828
		7,418,297
TENNESSEE — 1.2%
Chattanooga, TN, Electric Revenue Series A, 5.00%, 9/1/2022	1,725,000	1,909,247
Hamilton, TN, General Obligation Series A, 5.00%, 4/1/2023	3,500,000	3,925,425
Nashville & Davidson County, TN, Metropolitan Government General Obligation:
5.00%, 7/1/2020	5,005,000	5,263,158
5.00%, 7/1/2022	4,665,000	5,144,609
Series A, 5.00%, 1/1/2021	165,000	175,857
Series A, 5.00%, 7/1/2021	150,000	161,799
Series C, 5.00%, 7/1/2021	145,000	156,406
Series C, 5.00%, 7/1/2022	1,520,000	1,676,271
Nashville & Davidson County, TN, Metropolitan Government Revenue Series B, 5.00%, 5/15/2023	1,200,000	1,346,232

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Shelby, TN, General Obligation Series A, 5.00%, 4/1/2021	$ 470,000	$ 504,301
Tennessee, State General Obligation:
Series A, 5.00%, 8/1/2020	140,000	147,587
Series A, 5.00%, 8/1/2021	3,735,000	4,037,460
Series A, 5.00%, 8/1/2022	6,430,000	7,107,658
Series A, 5.00%, 2/1/2023	4,970,000	5,552,583
Series B, 5.00%, 8/1/2022	1,500,000	1,658,085
Tennessee, State School Bond Authority Revenue:
5.00%, 11/1/2018	300,000	300,771
5.00%, 11/1/2019	745,000	769,085
5.00%, 11/1/2020	1,330,000	1,409,774
5.00%, 11/1/2021	285,000	309,524
5.00%, 11/1/2022	1,465,000	1,625,432
		43,181,264
TEXAS — 11.6%
5.00%, 2/15/2021 (d)	1,205,000	1,285,627
Alvin, TX, Independent School District, General Obligation:
Series C, 3.00%, 2/15/2020 (d)	3,750,000	3,800,362
Series C, 5.00%, 2/15/2021 (d)	2,400,000	2,559,432
Austin, TX, Electric Utility System Revenue Series A, 5.00%, 11/15/2021	325,000	352,898
Austin, TX, General Obligation:
5.00%, 9/1/2020	2,980,000	3,141,814
5.00%, 9/1/2021	1,375,000	1,486,306
Austin, TX, Independent School District, General Obligation:
5.00%, 8/1/2019 (d)	280,000	287,112
5.00%, 8/1/2020 (d)	4,110,000	4,328,159
Series B, 5.00%, 8/1/2019	110,000	112,803
Series B, 5.00%, 8/1/2022 (d)	4,500,000	4,953,330
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2021	165,000	179,164
Series A, 5.00%, 11/15/2020	1,660,000	1,760,662
5.00%, 2/15/2021	4,540,000	4,839,413
Birdville, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2022 (d)	245,000	267,239
Series A, 5.00%, 2/15/2023 (d)	5,000,000	5,562,400
Brazoria County, TX, Toll Road Authority Revenue Series B, 1.45%, 3/1/2020	100,000	98,969
Clear Creek, TX, Independent School District, General Obligation Series B, 3.00%, 2/15/2032 (a) (d)	250,000	251,898
Security Description	Principal Amount	Value
Collin County, TX, Community College District, General Obligation:
4.00%, 8/15/2021	$ 100,000	$ 105,148
5.00%, 8/15/2023	8,955,000	10,053,778
Comal, TX, Independent School District, General Obligation 5.00%, 2/1/2023 (d)	860,000	955,916
County of Dallas, TX, General Obligation 5.00%, 8/15/2021	5,025,000	5,428,608
Cypress-Fairbanks, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (d)	260,000	270,478
5.00%, 2/15/2021 (d)	510,000	544,246
5.00%, 2/15/2022 (d)	520,000	567,731
Series B-2, 1.40%, 2/15/2040 (a) (d)	200,000	197,002
Series B-3, 4.00%, 2/15/2040 (a) (d)	150,000	152,427
Series C, 5.00%, 2/15/2020 (d)	1,335,000	1,388,800
Series C, 5.00%, 2/15/2021 (d)	460,000	490,889
Series C, 5.00%, 2/15/2023 (d)	1,380,000	1,537,058
Dallas County, TX, Community College District, General Obligation 5.00%, 2/15/2020	5,000,000	5,201,500
Dallas, TX, Area Rapid Transit Revenue:
Series A, 5.00%, 12/1/2019	3,105,000	3,213,364
Series A, 5.00%, 12/1/2020	3,025,000	3,211,521
Series B, 5.00%, 12/1/2021	2,840,000	3,086,200
Series B, 5.00%, 12/1/2022	1,200,000	1,330,428
Dallas, TX, General Obligation:
5.00%, 2/15/2020	7,900,000	8,215,131
5.00%, 2/15/2021	4,475,000	4,763,682
5.00%, 2/15/2022	250,000	271,843
Dallas, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2021 (d)	350,000	378,112
Denton, TX, Independent School District, General Obligation Zero Coupon, 8/15/2022 (d)	115,000	104,951
El Paso, TX, Water & Sewer Revenue 5.00%, 3/1/2023	250,000	278,285
Fort Bend, TX, Independent School District, General Obligation Series E, 5.00%, 2/15/2022 (d)	4,295,000	4,692,159

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Fort Worth, TX, General Obligation Series A, 5.00%, 3/1/2020	$ 1,990,000	$ 2,073,063
Fort Worth, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (d)	755,000	785,427
5.00%, 2/15/2021 (d)	135,000	143,936
5.00%, 2/15/2022 (d)	2,560,000	2,791,501
Fort Worth, TX, Water & Sewer System Revenue:
Series A, 5.00%, 2/15/2019	165,000	166,912
Series A, 5.00%, 2/15/2021	3,640,000	3,880,932
Series A, 5.00%, 2/15/2023	1,000,000	1,111,600
Frisco, TX, General Obligation:
4.00%, 2/15/2019	100,000	100,815
Series A, 5.00%, 2/15/2023	2,650,000	2,949,264
Frisco, TX, Independent School District, General Obligation:
Series A, 5.00%, 8/15/2021 (d)	3,350,000	3,616,157
Series A, 5.00%, 8/15/2022 (d)	460,000	506,975
Harris County, TX, Cultural Education Facilities Finance Corp., Revenue 5.00%, 11/15/2022	665,000	734,891
Harris County, TX, General Obligation Series A, 5.00%, 10/1/2020	465,000	491,524
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue:
5.00%, 11/1/2019	360,000	371,645
5.00%, 11/1/2020	275,000	291,033
5.00%, 11/1/2021	105,000	113,709
Series A, 5.00%, 8/15/2020	100,000	105,362
Series B, 5.00%, 11/1/2023	1,475,000	1,658,873
Harris County, TX, Toll Road Authority Revenue Series A, 5.00%, 8/15/2019	325,000	333,525
Houston of Harris County, TX, Port Authority General Obligation:
Series A, 5.00%, 10/1/2020	510,000	538,983
Series A, 5.00%, 10/1/2022	2,700,000	2,982,312
Houston, TX, General Obligation:
Series A, 5.00%, 3/1/2020	4,810,000	5,007,354
Series A, 5.00%, 3/1/2021	12,665,000	13,515,581
Series A, 5.00%, 3/1/2022	385,000	419,993
Series A, 5.00%, 3/1/2023	5,605,000	6,231,639
Houston, TX, Independent School District Public Facility Corp. 5.00%, 9/15/2020	2,870,000	3,032,930
Security Description	Principal Amount	Value
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (d)	$ 11,795,000	$ 12,270,338
5.00%, 2/15/2021 (d)	400,000	426,572
5.00%, 2/15/2022 (d)	10,720,000	11,689,410
5.00%, 2/15/2023 (d)	10,080,000	11,213,798
Series A, 5.00%, 2/15/2021 (d)	4,240,000	4,521,663
Series A, 5.00%, 2/15/2022 (d)	3,145,000	3,429,402
Houston, TX, Utilities System Revenue:
Series B, 5.00%, 11/15/2019	20,000	20,656
Series B, 5.00%, 11/15/2020	115,000	121,777
Series C, 4.00%, 5/15/2021	500,000	523,300
Series C, 5.00%, 5/15/2020	160,000	167,477
Series D, 5.00%, 11/15/2019	210,000	216,888
Series D, 5.00%, 11/15/2020	200,000	211,786
Irving, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2022 (d)	145,000	158,310
Katy, TX, Independent School District, General Obligation:
4.00%, 2/15/2019 (d)	230,000	231,824
5.00%, 2/15/2020 (d)	100,000	104,030
Series A, 5.00%, 2/15/2020 (d)	3,000,000	3,120,900
Series A, 5.00%, 2/15/2021 (d)	330,000	352,552
Series A, 5.00%, 2/15/2022 (d)	3,130,000	3,420,495
Series D, 5.00%, 2/15/2020 (d)	150,000	156,045
Lake Travis, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2021 (d)	1,200,000	1,280,868
Lamar, TX, Consolidated Independent School District, General Obligation:
5.00%, 2/15/2020 (d)	2,845,000	2,959,653
5.00%, 2/15/2022 (d)	170,000	185,662
5.00%, 2/15/2023 (d)	4,000,000	4,458,760
Lewisville, TX, Independent School District, General Obligation:
3.00%, 8/15/2019 (d)	325,000	328,065
Series A, 5.00%, 8/15/2019 (d)	290,000	297,708
Series A, 5.00%, 8/15/2021 (d)	210,000	226,867
Lone Star, TX, College System, General Obligation Series B, 5.00%, 2/15/2023	115,000	127,987

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Lubbock, TX, General Obligation:
5.00%, 2/15/2020	$ 730,000	$ 759,018
5.00%, 2/15/2023	1,400,000	1,556,240
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2020	500,000	527,055
5.00%, 9/1/2021	130,000	140,447
5.00%, 9/1/2022	400,000	440,984
Northside, TX, Independent School District, General Obligation 5.00%, 8/1/2021 (d)	2,670,000	2,879,328
Northwest, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2021 (d)	2,120,000	2,261,849
Pasadena, TX, Independent School District, General Obligation Series B, 3.00%, 2/15/2044 (a) (d)	110,000	110,837
Plano, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (d)	385,000	400,835
5.00%, 2/15/2021 (d)	320,000	341,489
Series A, 5.00%, 2/15/2022 (d)	6,355,000	6,934,004
Series A, 5.00%, 2/15/2023 (d)	4,085,000	4,546,319
Series B, 5.00%, 2/15/2020 (d)	11,035,000	11,488,870
Series B, 5.00%, 2/15/2021 (d)	300,000	320,145
San Antonio, TX General Obligation 5.00%, 2/1/2019	185,000	186,861
San Antonio, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (d)	820,000	853,046
5.00%, 2/15/2021 (d)	2,930,000	3,126,749
San Antonio, TX, Electric & Gas Revenue:
2.25%, 2/1/2033 (a)	7,500,000	7,510,200
5.00%, 2/1/2020	2,460,000	2,556,198
5.00%, 2/1/2021	215,000	229,205
5.00%, 2/1/2022	4,360,000	4,754,275
5.00%, 2/1/2023	5,300,000	5,898,052
Series B, 2.00%, 2/1/2033 (a)	375,000	369,664
Series D, VRN, 3.00%, 12/1/2045 (a)	375,000	380,584
San Antonio, TX, General Obligation:
5.00%, 2/1/2021	380,000	405,015
Security Description	Principal Amount	Value
5.00%, 2/1/2022	$ 4,000,000	$ 4,361,720
San Antonio, TX, Water Revenue Series A, 5.00%, 5/15/2020	1,125,000	1,178,314
Southwest Higher Education Authority, Inc. Revenue 5.00%, 10/1/2020	300,000	317,352
Spring Branch Independent School District, General Obligation:
Series A, 5.00%, 2/1/2020 (d)	750,000	779,377
Series A, 5.00%, 2/1/2021 (d)	450,000	479,835
Spring Independent School District, General Obligation 5.00%, 8/15/2020 (d)	1,285,000	1,354,634
Tarrant, TX, Regional Water District Revenue:
5.00%, 3/1/2021	535,000	571,455
5.00%, 3/1/2022	135,000	147,456
Texas Transportation Commission State Highway Fund Series A, 5.00%, 10/1/2020	150,000	158,768
Texas, State A&M University Revenue:
Series C, 5.00%, 5/15/2020	315,000	330,082
Series C, 5.00%, 5/15/2022	6,815,000	7,490,230
Series D, 5.00%, 5/15/2021	160,000	172,016
Texas, State General Obligation:
5.00%, 4/1/2019	165,000	167,536
5.00%, 4/1/2020	13,245,000	13,830,164
5.00%, 10/1/2020	1,435,000	1,518,302
5.00%, 4/1/2021	7,805,000	8,360,716
5.00%, 10/1/2021	8,175,000	8,857,694
5.00%, 4/1/2022	50,000	54,759
5.00%, 4/1/2023	1,050,000	1,172,367
Series A, 4.00%, 10/1/2019	230,000	234,658
Series A, 4.00%, 10/1/2021	7,125,000	7,514,096
Series A, 5.00%, 10/1/2020	1,610,000	1,703,461
Series A, 5.00%, 10/1/2021	1,630,000	1,766,121
Series A, 5.00%, 10/1/2022	1,360,000	1,503,847
Texas, State Transportation Commission, Highway Fund Revenue:
5.00%, 10/1/2020	725,000	767,376
5.00%, 10/1/2021	5,090,000	5,505,802
Series A, 3.00%, 10/1/2021	3,025,000	3,097,479
Series A, 5.00%, 4/1/2020	6,445,000	6,731,738
Series A, 5.00%, 4/1/2021	170,000	181,847
Series A, 5.00%, 10/1/2021	4,065,000	4,397,070
Series A, 5.00%, 4/1/2022	175,000	191,406
Series A, 5.00%, 4/1/2023	14,710,000	16,404,298
Series B, 4.00%, 4/1/2026 (a)	3,035,000	3,183,594
Texas, State University System Revenue:

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2020	$ 1,755,000	$ 1,831,553
Series A, 5.00%, 3/15/2022	2,450,000	2,680,275
Series A, 5.00%, 3/15/2023	135,000	150,645
Texas, State Water Development Board Revenue:
4.00%, 10/15/2019	500,000	510,720
4.00%, 4/15/2020	2,350,000	2,421,816
5.00%, 10/15/2020	1,240,000	1,313,594
5.00%, 4/15/2021	885,000	948,508
5.00%, 4/15/2023	1,000,000	1,117,490
5.00%, 8/1/2023	3,750,000	4,210,275
Series A, 5.00%, 10/15/2020	110,000	116,529
Series B, 5.00%, 10/15/2023 (b)	2,000,000	2,252,180
Trinity River, TX, Authority Regional Wastewater System Revenue:
5.00%, 8/1/2019	350,000	358,624
5.00%, 8/1/2020	420,000	442,369
5.00%, 8/1/2021	240,000	259,092
5.00%, 8/1/2022	160,000	176,491
University of North Texas, Revenue:
Series A, 5.00%, 4/15/2020	1,685,000	1,760,033
Series A, 5.00%, 4/15/2022	1,295,000	1,418,621
University of Texas, Permanent University Fund Revenue:
5.00%, 7/1/2022	200,000	220,334
Series B, 5.00%, 7/1/2021	1,740,000	1,876,381
University of Texas, Revenue:
5.00%, 7/1/2022	1,165,000	1,283,446
Series C, 5.00%, 8/15/2021	5,050,000	5,455,616
Series C, 5.00%, 8/15/2022	150,000	165,611
Series D, 5.00%, 8/15/2020	120,000	126,526
Series D, 5.00%, 8/15/2021	135,000	145,843
Series D, 5.00%, 8/15/2022	1,725,000	1,904,521
Series E, 5.00%, 8/15/2020	195,000	205,604
Series E, 5.00%, 8/15/2022	415,000	458,189
Series H, 5.00%, 8/15/2020	2,960,000	3,120,965
Series H, 5.00%, 8/15/2021	2,500,000	2,700,800
Series H, 5.00%, 8/15/2022	5,770,000	6,370,484
Series I, 5.00%, 8/15/2021	7,175,000	7,751,296
Series J, 5.00%, 8/15/2020	3,090,000	3,258,034
		428,360,878
UTAH — 0.6%
Jordan, UT, School District, General Obligation 5.00%, 6/15/2021	365,000	393,459
University of Utah, Revenue Series B-1, 5.00%, 8/1/2023	225,000	253,494
Utah, State General Obligation:
5.00%, 7/1/2019	100,000	102,294
5.00%, 7/1/2020	100,000	105,141
5.00%, 7/1/2021	3,000,000	3,239,310
5.00%, 7/1/2022	15,800,000	17,448,414
Security Description	Principal Amount	Value
Utah, Transit Authority Sales Tax Revenue Series A, 5.00%, 6/15/2020	$ 160,000	$ 167,992
		21,710,104
VIRGINIA — 3.8%
Arlington County, VA, General Obligation 5.00%, 8/15/2021	5,570,000	6,027,130
Fairfax County, VA, Economic Development Authority, Transportation District, Improvement Revenue 5.00%, 4/1/2021	6,360,000	6,822,499
Fairfax County, VA, General Obligation:
5.00%, 10/1/2021	3,915,000	4,251,455
Series A, 4.00%, 10/1/2019	100,000	102,025
Series A, 4.00%, 10/1/2020	7,105,000	7,380,461
Series A, 5.00%, 10/1/2021	5,520,000	5,994,389
Series A, 5.00%, 10/1/2022	215,000	238,611
Series B, 4.00%, 10/1/2021	105,000	110,985
Series B, 5.00%, 10/1/2022	1,500,000	1,664,730
Series C, 5.00%, 10/1/2020	765,000	809,561
Series C, 5.00%, 10/1/2021	175,000	190,040
Hampton Roads, VA, Sanitation District Wastewater Revenue Series A, 5.00%, 7/1/2023	1,030,000	1,159,790
Loudoun, VA, General Obligation:
Series A, 5.00%, 12/1/2020	200,000	212,596
Series A, 5.00%, 12/1/2022	4,620,000	5,137,717
Richmond, VA, General Obligation:
Series A, 5.00%, 3/1/2027	5,000,000	5,594,650
Series B, 5.00%, 7/15/2022	11,965,000	13,207,326
Richmond, VA, Public Utility Revenue 5.00%, 1/15/2023	135,000	150,552
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2019	195,000	197,020
5.00%, 2/1/2020	4,975,000	5,171,861
5.00%, 2/1/2022	12,925,000	14,106,862
Series A, 5.00%, 2/1/2020	5,425,000	5,639,668
Series A, 5.00%, 2/1/2021	235,000	250,691
Series A, 5.00%, 2/1/2022	25,000	27,286
Series A, 5.00%, 2/1/2023	16,915,000	18,853,290
Series B, 5.00%, 2/1/2023	6,020,000	6,709,832
Series D, 5.00%, 2/1/2022	130,000	141,887
Series E, 5.00%, 2/1/2023	5,000,000	5,572,950
Virginia, State Commonwealth Transportation Board General Obligation:
Series B, 5.00%, 6/1/2021	5,000,000	5,388,450
Series B, 5.00%, 6/1/2022	9,055,000	9,986,216
Series B, 5.00%, 6/1/2023	150,000	168,870

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Virginia, State Commonwealth Transportation Board Revenue:
5.00%, 5/15/2020	$ 140,000	$ 146,588
5.00%, 9/15/2020	2,940,000	3,107,492
5.00%, 3/15/2021	1,090,000	1,167,608
5.00%, 5/15/2021	1,325,000	1,424,865
5.00%, 5/15/2022	350,000	384,548
5.00%, 9/15/2022	100,000	110,584
Virginia, State Public Building Authority Revenue Series B, 5.00%, 8/1/2022	100,000	110,423
Virginia, State Public School Authority Revenue:
5.00%, 8/1/2021	330,000	356,344
Series A, 5.00%, 8/1/2022	1,000,000	1,104,230
Virginia, State Resources Authority Revenue 5.00%, 10/1/2022	260,000	288,343
		139,470,425
WASHINGTON — 2.9%
Central Puget Sound, WA, Regional Transit Authority Revenue Series P-1, 5.00%, 2/1/2021	210,000	224,072
Energy Northwest, WA, Electricity Revenue:
5.00%, 7/1/2020	150,000	157,658
5.00%, 7/1/2022	3,775,000	4,154,500
Series A, 5.00%, 7/1/2023	10,850,000	12,165,129
King County, School District No. 414, Lake Washington, General Obligation 5.00%, 12/1/2019	255,000	263,930
King County, WA, School District No. 412, General Obligation 5.00%, 12/1/2023	7,310,000	8,265,636
King County, WA, School District No. 414, General Obligation 5.00%, 12/1/2021	7,230,000	7,866,023
Pierce County, WA, School District No. 10, General Obligation:
5.00%, 12/1/2019	200,000	206,980
5.00%, 12/1/2020	3,650,000	3,877,468
Port of Seattle, WA, Revenue Series A, 5.00%, 10/1/2018	200,000	200,000
Seattle, WA, Drainage & Wastewater Revenue 4.00%, 7/1/2019	400,000	406,132
Seattle, WA, General Obligation:
Series A, 5.00%, 6/1/2020	1,200,000	1,259,400
Series A, 5.00%, 4/1/2022	1,250,000	1,372,062
Seattle, WA, Municipal Light & Power Revenue:
Security Description	Principal Amount	Value
5.00%, 9/1/2020	$ 105,000	$ 110,843
Series B, 5.00%, 4/1/2021	8,825,000	9,457,841
Seattle, WA, Water System Revenue 5.00%, 5/1/2021	1,725,000	1,852,236
Snohomish County, WA, School District No. 15 Edmonds, General Obligation 5.00%, 12/1/2020	100,000	106,342
Spokane, WA, Water & Wastewater Revenue 5.00%, 12/1/2020	2,210,000	2,348,700
Tacoma, WA, Electric System Revenue Series A, 4.00%, 1/1/2020	265,000	271,689
Washington, State 5.00%, 7/1/2021	1,110,000	1,194,538
Washington, State General Obligation:
4.00%, 7/1/2022	2,390,000	2,542,984
5.00%, 7/1/2022	100,000	110,091
Series 2016A, 5.00%, 7/1/2021	8,060,000	8,680,539
Series 2016A, 5.00%, 7/1/2022	17,135,000	18,864,093
Series B, 5.00%, 8/1/2021	1,490,000	1,607,680
Series B, 5.00%, 8/1/2022	2,225,000	2,453,463
Series C, 5.00%, 2/1/2020	150,000	155,895
Series D, 5.00%, 2/1/2021	40,000	42,662
Series D, 5.00%, 2/1/2022	2,920,000	3,187,005
Series E, 5.00%, 2/1/2021	365,000	389,287
Series E, 5.00%, 2/1/2022	100,000	109,144
Series R-2015, 5.00%, 7/1/2020	470,000	493,993
Series R-2015, 5.00%, 7/1/2021	1,580,000	1,701,644
Series R-2015-C, 5.00%, 7/1/2021	930,000	1,001,601
Series R-2015-C, 5.00%, 7/1/2022	255,000	280,732
Series R-2015E, 5.00%, 7/1/2020	210,000	220,721
Series R-2017A, 5.00%, 8/1/2020	270,000	284,380
Series R-2017A, 5.00%, 8/1/2021	7,000,000	7,552,860
Series R-2017A, 5.00%, 8/1/2022	1,140,000	1,257,055
Series R-C, 5.00%, 7/1/2019	235,000	240,356
Series R-C, 5.00%, 7/1/2020	210,000	220,720
Series R-F, 5.00%, 7/1/2021	100,000	107,699
		107,265,783
WEST VIRGINIA — 0.0% (c)
West Virginia, State General Obligation Series A, 5.00%, 6/1/2020	1,650,000	1,730,289

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
WISCONSIN — 2.7%
Madison, WI, General Obligation:
Series A, 1.25%, 10/1/2019	$ 100,000	$ 99,013
Series A, 3.00%, 10/1/2019	100,000	101,072
Milwaukee, WI, General Obligation Series N4, 5.00%, 4/1/2021	11,765,000	12,602,668
Wisconsin, State Clean Water Fund Leveraged Loan Portfolio Revenue:
Series 1, 5.00%, 6/1/2019	150,000	153,019
Series 1, 5.00%, 6/1/2020	300,000	314,295
Series 1, 5.00%, 6/1/2021	190,000	204,043
Series 1, 5.00%, 6/1/2022	2,795,000	3,068,966
Wisconsin, State Department of Transportation Revenue:
Series 1, 5.00%, 7/1/2022	100,000	102,294
Series 1, 5.00%, 7/1/2028	100,000	110,357
Series 2, 5.00%, 7/1/2020	375,000	394,144
Series 2, 5.00%, 7/1/2021	145,000	156,324
Series 2, 5.00%, 7/1/2022	65,000	71,658
Series A, 5.00%, 7/1/2022	4,525,000	4,988,496
Series A, 5.00%, 7/1/2023	1,245,000	1,400,090
Wisconsin, State Environmental Improvement Fund Revenue Series A, 5.00%, 6/1/2019	340,000	347,004
Wisconsin, State General Obligation:
Series 1, 5.00%, 5/1/2019	475,000	483,369
Series 1, 5.00%, 11/1/2020	465,000	493,379
Series 1, 5.00%, 5/1/2021	90,000	96,733
Series 1, 5.00%, 11/1/2021	185,000	201,150
Series 2, 5.00%, 5/1/2020	225,000	235,555
Series 2, 5.00%, 11/1/2021	5,225,000	5,681,142
Series 2, 5.00%, 11/1/2022	14,070,000	15,628,252
Series 2, 5.00%, 11/1/2023	9,710,000	10,989,972
Series 3, 5.00%, 11/1/2020	1,355,000	1,437,696
Series 3, 5.00%, 11/1/2021	5,435,000	5,909,475
Series 3, 5.00%, 11/1/2022	5,680,000	6,309,060
Series A, 5.00%, 5/1/2020	205,000	214,617
Series A, 5.00%, 5/1/2022	125,000	137,439
Series A, 5.00%, 5/1/2023	285,000	315,323
Series A, 5.00%, 5/1/2024	130,000	142,748
Series A, 5.00%, 5/1/2027	1,835,000	2,058,540
Series B, 5.00%, 5/1/2020	5,045,000	5,281,661
Series B, 5.00%, 5/1/2021	175,000	188,092
Series B, 5.00%, 5/1/2022	770,000	805,628
Security Description	Principal Amount	Value
Series B, 5.00%, 5/1/2023	$ 130,000	$ 139,352
Series B, 5.00%, 5/1/2025	515,000	538,829
Series B, 5.00%, 5/1/2026	195,000	204,023
Series B, 5.00%, 5/1/2027	2,500,000	2,745,150
Series B, 5.00%, 5/1/2028	125,000	137,257
Series B, 5.00%, 5/1/2030	580,000	636,875
Series C, 5.00%, 5/1/2021	5,000,000	5,374,050
Series D, 5.00%, 5/1/2021	8,065,000	8,668,343
		99,167,153
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,694,975,164)		3,639,081,817

	Shares
SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (e) (f) (Cost $354,470)	354,470	354,470
TOTAL INVESTMENTS — 99.0% (Cost $3,695,329,634)		3,639,436,287
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		37,994,316
NET ASSETS — 100.0%		$ 3,677,430,603

(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	When-issued security.
(c)	Amount is less than 0.05% of net assets.
(d)	Bond is insured by the following:

% of Net Assets
Permanent School Fund Guaranteed	3.4%
Assured Guaranty Municipal Corp.	0.0%

(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2018.

UT	= Unlimited Tax
VRN	= Variable Rate Note

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes
Alabama	$ —	$ 29,224,579	$—	$ 29,224,579
Alaska	—	6,799,559	—	6,799,559
Arizona	—	101,743,659	—	101,743,659
Arkansas	—	17,716,379	—	17,716,379
California	—	686,756,345	—	686,756,345
Colorado	—	30,003,524	—	30,003,524
Connecticut	—	75,470,884	—	75,470,884
Delaware	—	21,717,900	—	21,717,900
District of Columbia	—	35,470,029	—	35,470,029
Florida	—	116,333,453	—	116,333,453
Georgia	—	100,843,212	—	100,843,212
Hawaii	—	48,323,270	—	48,323,270
Illinois	—	36,035,113	—	36,035,113
Indiana	—	17,775,774	—	17,775,774
Iowa	—	18,812,544	—	18,812,544
Kansas	—	18,549,626	—	18,549,626
Kentucky	—	7,391,306	—	7,391,306
Louisiana	—	8,425,193	—	8,425,193
Maine	—	9,895,370	—	9,895,370
Maryland	—	218,422,366	—	218,422,366
Massachusetts	—	172,274,575	—	172,274,575
Michigan	—	26,375,349	—	26,375,349
Minnesota	—	71,095,169	—	71,095,169
Mississippi	—	72,092	—	72,092
Missouri	—	26,434,836	—	26,434,836
Nebraska	—	12,002,587	—	12,002,587
Nevada	—	25,484,316	—	25,484,316
New Jersey	—	6,394,254	—	6,394,254
New Mexico	—	29,312,435	—	29,312,435
New York	—	504,035,549	—	504,035,549
North Carolina	—	72,300,846	—	72,300,846
Ohio	—	99,806,107	—	99,806,107
Oklahoma	—	10,161,881	—	10,161,881
Oregon	—	52,223,746	—	52,223,746
Pennsylvania	—	69,186,618	—	69,186,618
Rhode Island	—	7,907,179	—	7,907,179
South Carolina	—	7,418,297	—	7,418,297
Tennessee	—	43,181,264	—	43,181,264
Texas	—	428,360,878	—	428,360,878
Utah	—	21,710,104	—	21,710,104
Virginia	—	139,470,425	—	139,470,425
Washington	—	107,265,783	—	107,265,783
West Virginia	—	1,730,289	—	1,730,289
Wisconsin	—	99,167,153	—	99,167,153
Short-Term Investment	354,470	—	—	354,470
TOTAL INVESTMENTS	$354,470	$3,639,081,817	$—	$3,639,436,287
See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,594,151	$7,594,151	$130,685,997	$137,925,678	$—	$—	354,470	$354,470	$40,865	$—
See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.8%
ALABAMA — 1.3%
Alabama Industrial Development Authority 6.45%, 12/1/2023	$ 285,000	$ 284,963
Jefferson County, AL, Sewer Warrant Revenue:
Series A, 5.25%, 10/1/2048 (a)	240,000	261,288
Series D, 6.00%, 10/1/2042	1,210,000	1,379,049
Series D, 6.50%, 10/1/2053	2,400,000	2,805,168
Phenix, AL, Industrial Development Board, Environmental Improvement Revenue Series A, 4.13%, 5/15/2035	100,000	100,504
Shelby County, AL, Board of Education Revenue 4.50%, 2/1/2041	235,000	240,311
Spring Hill College Educational Building Authority of Mobile Revenue 5.88%, 4/15/2045	1,600,000	1,649,616
		6,720,899
ALASKA — 0.3%
Alaska Industrial Development & Export Authority Revenue:
5.00%, 1/1/2030	150,000	161,355
5.00%, 1/1/2031	200,000	214,524
Northern, AK, Tobacco Securitization Corp. Revenue:
Series A, 5.00%, 6/1/2032	500,000	500,045
Series A, 5.00%, 6/1/2046	645,000	644,994
Series B, Zero Coupon, 6/1/2046	500,000	54,565
		1,575,483
ARIZONA — 2.0%
Arizona Industrial Development Authority Revenue:
5.25%, 7/1/2022 (b)	300,000	296,178
Series A, 5.25%, 7/1/2047 (b)	240,000	235,440
Series A, 5.38%, 7/1/2050 (b)	500,000	516,095
Series B, 5.00%, 3/1/2037 (b)	75,000	74,818
Series B, 5.00%, 3/1/2042 (b)	70,000	68,858
Series D, 5.00%, 7/1/2051 (b)	185,000	186,552
Series G, 5.00%, 7/1/2047 (b)	100,000	101,550
Glendale, AZ, Industrial Development Authority Revenue 5.25%, 11/15/2046	1,360,000	1,369,751
Maricopa County, AZ, Industrial Development Authority, Revenue 5.00%, 7/1/2036	225,000	234,666
Phoenix, AZ, Industrial Development Authority Education Revenue:
3.63%, 12/1/2032	260,000	257,855
Security Description	Principal Amount	Value
4.00%, 10/1/2041	$ 30,000	$ 29,381
4.00%, 10/1/2047	185,000	178,830
5.00%, 7/1/2022	225,000	235,375
5.00%, 7/1/2035 (b)	1,325,000	1,355,356
Series A, 4.00%, 7/1/2022 (b)	750,000	731,610
Pima County, AZ, Industrial Development Authority Education Revenue:
5.00%, 6/15/2047 (b)	1,000,000	1,003,610
5.25%, 7/1/2036	315,000	279,714
5.70%, 7/1/2035	75,000	69,833
6.00%, 7/1/2048	1,070,000	989,076
6.75%, 2/1/2050 (b)	310,000	297,144
Series A, 7.38%, 7/1/2049	100,000	96,635
Quechan Indian Tribe, AZ, Fort Yuma Indian Reservation Revenue Series A, 9.75%, 5/1/2025	995,000	1,105,435
Salt Verde, AZ, Financial Corp. Revenue:
5.00%, 12/1/2032	115,000	133,153
5.00%, 12/1/2037	320,000	370,490
5.25%, 12/1/2027	185,000	213,477
5.25%, 12/1/2028	105,000	122,060
Watson Road, AZ, Community Facilities District Revenue, Special Assessment 5.75%, 7/1/2022	400,000	399,992
		10,952,934
ARKANSAS — 0.4%
Arkansas State, Development Finance Authority Revenue Series A, 5.00%, 2/1/2035	305,000	328,607
Baxter, AR, Hospital Revenue Series A, 5.00%, 9/1/2024	360,000	392,828
Pulaski County, AR, Public Facilities Board Revenue:
5.25%, 7/1/2033	510,000	493,685
5.50%, 7/1/2043	830,000	789,065
		2,004,185
CALIFORNIA — 12.9%
Alameda, CA, Corridor Transportation Authority Revenue:
Series B, 3.00%, 10/1/2034 (a)	175,000	158,163
Series B, 5.00%, 10/1/2037	500,000	543,560
Anaheim, CA, Public Financing Authority Revenue Series A1, 4.38%, 3/1/2037 (a)	110,000	110,108
Antelope Valley, CA, Health Care District Revenue:
Series A, 5.00%, 3/1/2026	450,000	490,356
Series A, 5.25%, 3/1/2036	750,000	803,152
Brentwood, CA, Infrastructure Financing Authority, Special Assessment Series B, 4.00%, 9/2/2030	145,000	150,333

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue:
Zero Coupon, 6/1/2046	$ 1,000,000	$ 179,410
Zero Coupon, 6/1/2057	5,000,000	471,200
5.25%, 6/1/2046	105,000	102,936
5.45%, 6/1/2028	1,000,000	1,004,110
Series A, 5.25%, 6/1/2045	175,000	176,160
California State, Public Works Board, Lease Revenue:
2.50%, 10/1/2029	200,000	184,782
Series I-1, 6.63%, 11/1/2034	55,000	55,010
California, Golden State Tobacco Securitization Corp., CA, Revenue:
Series A, 5.00%, 6/1/2045	320,000	351,085
Series A-1, 5.00%, 6/1/2047	2,500,000	2,558,600
Series A-1, 5.25%, 6/1/2047	5,160,000	5,349,011
Series A-2, 5.30%, 6/1/2037	2,100,000	2,194,038
Series B, Zero Coupon, 6/1/2047	5,590,000	971,207
California, Health Facilities Financing Authority Revenue:
Series A, 4.00%, 3/1/2027	100,000	107,635
Series A, 4.00%, 3/1/2039	375,000	380,280
Series G, 5.50%, 7/1/2025	95,000	95,284
California, Infrastructure & Economic Development Bank Revenue 5.00%, 7/1/2026	350,000	407,249
California, Municipal Finance Authority Revenue:
5.00%, 12/31/2031	2,000,000	2,254,600
5.00%, 7/1/2046 (b)	500,000	514,845
5.00%, 7/1/2049 (b) (c)	1,250,000	1,291,787
5.25%, 1/1/2045	1,000,000	970,800
Series A, 5.00%, 7/1/2029	100,000	112,094
Series A, 5.00%, 11/1/2030	150,000	163,400
Series A, 5.00%, 7/1/2034	280,000	308,294
Series A, 5.25%, 11/1/2041	500,000	538,840
Series A, 5.50%, 6/1/2048 (b)	105,000	109,318
Series B, 5.88%, 8/15/2049	490,000	526,721
California, Pollution Control Financing Authority Revenue:
4.30%, 7/1/2040	350,000	362,631
5.00%, 11/21/2045 (b)	500,000	515,105
7.00%, 7/1/2022 (b)	250,000	257,640
8.00%, 7/1/2039 (b)	1,000,000	1,065,770
California, School Finance Authority Revenue:
5.00%, 6/1/2054 (b)	250,000	252,963
Series A, 5.00%, 8/1/2045 (b)	500,000	525,935
Series A, 5.00%, 7/1/2047 (b)	250,000	258,028
Series A, 5.13%, 7/1/2044	60,000	64,258
Series A, 6.00%, 10/1/2049	200,000	211,312
California, Statewide Communities Development Authority Revenue:
Security Description	Principal Amount	Value
5.00%, 5/15/2033	$ 115,000	$ 127,908
5.25%, 12/1/2029	1,000,000	1,100,880
5.25%, 12/1/2043 (b)	1,500,000	1,632,660
5.25%, 12/1/2044	375,000	401,842
7.00%, 7/1/2046	160,000	172,314
Series A, 3.50%, 11/1/2027 (b)	285,000	286,787
Series A, 4.13%, 3/1/2034	285,000	298,814
Series A, 5.00%, 12/1/2029 (b)	1,000,000	1,100,730
Series A, 5.00%, 12/1/2036 (b)	905,000	975,328
Series A, 5.00%, 12/1/2041 (b)	1,285,000	1,369,026
Series A, 5.00%, 12/1/2046 (b)	500,000	531,000
Series A, 5.25%, 11/1/2044 (b)	300,000	314,769
Series A, 5.75%, 7/1/2030	805,000	680,619
Series A, 6.00%, 10/1/2047	1,000,000	1,070,160
California, Statewide Financing Authority Revenue Zero Coupon, 6/1/2055	7,500,000	354,450
Capistrano, CA, Unified School District, Revenue Series 2005-1, 4.00%, 9/1/2028	125,000	130,053
Chino, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2034	100,000	106,078
Dublin, CA, Community Facilities District Improvement Area No. 1, Special Tax Revenue 5.00%, 9/1/2037	175,000	191,856
Elk Grove, CA, Finance Authority, Special Tax Revenue:
4.00%, 9/1/2020	750,000	775,297
5.00%, 9/1/2046	800,000	861,096
Foothill-Eastern Transportation Corridor Agency, CA, Revenue:
Series A, 5.00%, 1/15/2042 (a)	255,000	276,244
Series A, 5.75%, 1/15/2046	775,000	874,789
Series B1, 3.95%, 1/15/2053	1,130,000	1,094,834
Series C, 6.25%, 1/15/2033	500,000	578,595
Hesperia, CA, Public Financing Authority, Tax Allocation Series A, 5.50%, 9/1/2022	615,000	615,646
Independent Cities, CA, Finance Authority Revenue 4.40%, 10/15/2032	100,000	103,283
Inland Empire, CA, Tobacco Securitization Authority Revenue:
Series A, 4.63%, 6/1/2021	775,000	775,170
Series B, 5.75%, 6/1/2026	545,000	570,528
Irvine, CA, Special Tax Revenue 4.00%, 9/1/2049	1,000,000	985,990
Lake Elsinore, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2035	920,000	1,000,537

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Lake Tahoe, CA, Unified School District, General Obligation 6.38%, 8/1/2045 (a)	$ 140,000	$ 95,553
Long Beach, CA, Bond Finance Authority, Tax Allocation:
Series A, 5.00%, 11/15/2029	100,000	116,218
Series A, 5.50%, 11/15/2037	310,000	388,914
Series C, 5.50%, 8/1/2031 (a)	220,000	262,638
Los Angeles, CA, Municipal Improvement Corp. Series B, 5.00%, 11/1/2027	300,000	356,010
Menifee Union School District Special Tax Revenue 5.00%, 9/1/2048	500,000	545,160
M-S-R, CA, Energy Authority Revenue:
Series A, 6.50%, 11/1/2039	460,000	629,174
Series B, 6.50%, 11/1/2039	570,000	779,629
Series B, 7.00%, 11/1/2034	325,000	453,125
Orange County, CA, Community Facilities District Revenue:
Series A, 5.00%, 8/15/2042	500,000	544,675
Series A, 5.00%, 8/15/2046	550,000	591,794
Palomar Pomerado, CA, Revenue 5.00%, 11/1/2022	1,000,000	1,077,850
Port of Oakland, CA, Revenue Series P, 5.00%, 5/1/2029	370,000	396,107
Rancho Cordova, CA, Community Facilities District Revenue:
4.00%, 9/1/2021	675,000	706,954
4.00%, 9/1/2022	380,000	402,287
Rd 17, CA, Levee Area Public Financing Authority Revenue 4.00%, 9/1/2044 (a)	155,000	158,160
Riverside County, CA, Community Facilities Districts, Special Tax Revenue 5.00%, 9/1/2030	385,000	418,599
Riverside County, CA, Public Financing Authority Revenue 4.13%, 11/1/2040	125,000	128,436
Romoland, CA, School District, Special Tax Revenue 5.00%, 9/1/2041	445,000	487,155
Roseville, CA, Natural Gas Financing Authority Revenue:
5.00%, 2/15/2024	200,000	220,738
5.00%, 2/15/2026	155,000	174,482
Roseville, CA, Special Tax Revenue:
5.00%, 9/1/2044	255,000	271,618
5.00%, 9/1/2047 (b)	1,000,000	1,057,410
Sacramento County, CA, Special Tax Revenue:
5.00%, 9/1/2040	990,000	1,072,625
5.00%, 9/1/2045	100,000	107,778
5.00%, 9/1/2046	830,000	893,387
Security Description	Principal Amount	Value
Sacramento, CA, City Financing Authority Revenue 5.25%, 12/1/2030 (a)	$ 310,000	$ 365,171
Sacramento, CA, Special Tax Revenue 5.00%, 9/1/2032 (b)	300,000	316,767
San Buenaventura, CA, Revenue:
7.50%, 12/1/2041	730,000	803,803
8.00%, 12/1/2026	500,000	573,100
San Diego County, CA, Regional Airport Authority Revenue Series B, 5.00%, 7/1/2042	190,000	209,350
San Joaquin Hills, CA, Transportation Corridor Agency Revenue:
Series A, 5.00%, 1/15/2044	500,000	539,625
Series B, 5.25%, 1/15/2049	400,000	432,604
Silicon Valley, CA, Tobacco Securitization Authority Revenue Zero Coupon, 6/1/2056	5,250,000	413,857
Southern, CA, Public Power Authority Revenue Series A, 5.00%, 11/1/2033	295,000	344,233
Sulphur Springs, CA, Union School District Special Tax Revenue 5.00%, 9/1/2043	75,000	81,442
Temecula, CA, Public Financing Authority Revenue 6.25%, 9/1/2047 (b)	100,000	100,468
Tobacco Securitization Authority of Northern California, CA, Tobacco Settlement Revenue:
Zero Coupon, 6/1/2045	1,000,000	191,580
Zero Coupon, 6/1/2046	750,000	127,665
Series A-1, 5.00%, 6/1/2037	1,105,000	1,110,039
Series A-1, 5.13%, 6/1/2046	1,070,000	1,074,879
Series A-1, 5.50%, 6/1/2045	745,000	748,397
Tulare, CA, Local Health Care District Revenue 5.10%, 11/1/2027 (d)	750,000	487,500
Turlock, CA, Irrigation District Revenue 5.00%, 1/1/2041	235,000	263,990
Tustin, CA, Community Facilities District, Special Tax Revenue:
Series A, 5.00%, 9/1/2030	635,000	690,588
Series A, 5.00%, 9/1/2037	105,000	113,190
West Sacramento, CA, Financing Authority Revenue:
5.00%, 9/1/2025	550,000	605,929
Series A, 5.00%, 9/1/2026	275,000	307,728
Western Hills, CA, Water District Revenue 5.30%, 9/1/2031	275,000	219,464
		68,963,138

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
COLORADO — 3.0%
Colorado International Center, Co, Metropolitan District No. 14, General Obligation 5.88%, 12/1/2046	$ 500,000	$ 523,870
Colorado, Educational & Cultural Facilities Authority Revenue:
4.13%, 11/15/2044	225,000	223,389
Series A, 4.00%, 3/1/2037	250,000	257,380
Colorado, Health Facilities Authority Revenue:
5.00%, 6/1/2026	100,000	111,038
5.00%, 6/1/2037	200,000	216,798
5.50%, 6/1/2033	425,000	464,512
5.63%, 6/1/2043	650,000	704,561
Series A, 4.50%, 9/1/2038	580,000	580,551
Series A, 4.75%, 9/1/2040	45,000	44,695
Series A, 5.30%, 7/1/2037	500,000	499,965
Series B, 4.00%, 12/1/2026	570,000	587,853
Series B, 5.00%, 5/15/2048	1,070,000	1,117,433
Colorado, High Performance Transportation Enterprise Revenue 5.75%, 1/1/2044	750,000	816,330
Commerce City, CO, Sales & USE Tax Revenue 4.25%, 8/1/2040 (a)	860,000	887,752
Denver City & County, CO, Special Facilities Revenue 5.00%, 10/1/2032	1,335,000	1,420,413
Denver City & County, CO, Special Facilities, Airport System Revenue:
Series A, 5.50%, 11/15/2029	400,000	450,756
Series A, 5.50%, 11/15/2030	270,000	303,850
Series B, 4.00%, 11/15/2043	380,000	385,761
Denver, CO, Health & Hospital Authority Revenue:
Series A, 5.00%, 12/1/2039	40,000	41,981
Series A, 5.25%, 12/1/2045	370,000	391,186
Denver, International Business Center Metropolitan District No. 1, General Obligation 5.38%, 12/1/2035	115,000	117,617
E-470, CO, Public Highway Authority Revenue Series B, Zero Coupon, 9/1/2037 (a)	475,000	202,350
Foothills Metropolitan District, CO, Special Assessment 6.00%, 12/1/2038	1,000,000	1,010,660
Great Western, CO, Metropolitan District, General Obligation Series A-1, 9.00%, 8/1/2039	1,000,000	979,850
Metropolitan District, CO, Compark Business Campus, General Obligation Series A, 6.75%, 12/1/2039	1,000,000	1,033,480
Security Description	Principal Amount	Value
Metropolitan District, CO, Heritage Todd Creek Metropolitan District, General Obligation 6.13%, 12/1/2044	$ 1,000,000	$ 1,011,390
Public Authority for Colorado State, Energy Revenue 6.50%, 11/15/2038	230,000	308,557
Regional, CO, Transportation District, Private Activity Revenue 6.00%, 1/15/2034	300,000	312,327
Southglenn, CO, Metropolitan District, General Obligation 3.50%, 12/1/2026	750,000	724,583
Tallyns Reach, CO, Metropolitan District No. 3, General Obligation 5.13%, 11/1/2038	135,000	141,310
		15,872,198
CONNECTICUT — 1.2%
Connecticut, State Development Authority, Airport Facilities Revenue 7.95%, 4/1/2026	300,000	287,637
Connecticut, State General Obligation:
5.00%, 11/15/2025	100,000	110,279
Series A, 5.00%, 10/15/2026	285,000	297,611
Series B, 5.00%, 4/15/2029	400,000	422,240
Series B, 5.00%, 4/15/2032	130,000	136,431
Series D, 5.00%, 11/1/2023	130,000	138,897
Connecticut, State Health & Educational Facilities Authority Revenue:
3.25%, 9/1/2021 (b)	215,000	215,041
Series A, 5.00%, 9/1/2046 (b)	110,000	113,255
Series A, 5.00%, 9/1/2053 (b)	500,000	512,455
Series B, 4.00%, 7/1/2034	100,000	100,900
Series F, 3.50%, 7/1/2026	5,000	4,970
Series F, 4.00%, 7/1/2030	100,000	100,260
Series I, 5.00%, 7/1/2030	255,000	265,200
Series J, 5.00%, 7/1/2034	260,000	276,201
Series L, 4.00%, 7/1/2034	250,000	255,630
Series L, 4.13%, 7/1/2041	500,000	507,780
Series P1, 5.00%, 11/1/2028	105,000	119,161
Connecticut, State Special Tax Revenue:
Series A, 5.00%, 10/1/2024	320,000	354,666
Series A, 5.00%, 9/1/2025	205,000	228,237
Series A, 5.00%, 9/1/2029	235,000	257,355
Harbor Point, CT, Special Obligation Revenue, Tax Allocation 5.00%, 4/1/2039 (b)	1,000,000	1,053,720
Hartford, CT, General Obligation:
Series A, 5.00%, 4/1/2028	100,000	106,879
Series A, 5.00%, 4/1/2031	220,000	233,433

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
University of Connecticut, CT, Revenue:
Series A, 5.00%, 8/15/2025	$ 190,000	$ 207,902
Series A, 5.00%, 8/15/2026	220,000	240,414
Series A, 5.00%, 8/15/2027	100,000	109,184
		6,655,738
DELAWARE — 0.1%
Delaware, State Economic Development Authority Revenue 3.25%, 6/1/2026	800,000	740,168
DISTRICT OF COLUMBIA — 0.7%
District of Columbia, Health Facilities Revenue:
Series A, 5.00%, 7/1/2032	150,000	158,138
Series A, 5.00%, 7/1/2052	100,000	102,992
District of Columbia, Howard University Revenue:
6.25%, 10/1/2032	465,000	491,328
Series A, 6.25%, 10/1/2023	120,000	128,687
District of Columbia, Tobacco Settlement Financing Corp., DC, Revenue:
6.50%, 5/15/2033	590,000	656,894
Series A, Zero Coupon, 6/15/2046	6,000,000	1,026,960
District of Columbia, University Revenue 5.00%, 4/1/2033	500,000	566,895
Metropolitan Washington, DC, Airports Authority Dulles Toll Road Revenue Series A, 5.00%, 10/1/2053	400,000	420,128
		3,552,022
FLORIDA — 6.0%
Alachua County, FL, Health Facilities Authority Revenue:
5.00%, 11/15/2024	50,000	51,215
6.25%, 11/15/2044	400,000	418,336
Ave Maria, FL, Stewardship Community District, Special Assessment 6.70%, 5/1/2042	920,000	938,345
Bay County, FL, Water and Sewer System Revenue 4.00%, 9/1/2045	215,000	217,980
Bexley Community Development District, Special Assessment:
3.50%, 5/1/2021	180,000	179,903
4.70%, 5/1/2036	100,000	100,839
Broward, FL, Airport System Revenue Series Q-1, 4.00%, 10/1/2042	140,000	141,911
Capital Trust Agency, Inc., FL, Educational Facilities Revenue:
5.38%, 6/15/2038 (b)	105,000	104,674
Security Description	Principal Amount	Value
6.10%, 8/15/2038 (b)	$ 215,000	$ 213,028
Series A, 5.13%, 6/15/2037 (b)	450,000	423,886
Capital Trust Agency, Inc., FL, Retirement Facilities Revenue 5.00%, 7/1/2037 (b)	1,000,000	1,018,370
Capital Trust Agency, Inc., FL, Senior Living Revenue:
5.63%, 8/1/2037 (b)	115,000	114,002
5.88%, 8/1/2052 (b)	610,000	605,950
Central, FL, Expressway Authority Revenue Series A, 4.00%, 7/1/2037	250,000	255,507
Collier County, FLA, Industrial Development Authority Revenue:
Series A, 8.13%, 5/15/2044 (b)	400,000	393,776
Series A, 8.25%, 5/15/2049 (b)	100,000	98,390
Corkscrew Farms Community Development District, FL, Special Assessment 5.00%, 11/1/2038 (b)	280,000	274,039
Crossings, AT, Fleming Island Community Development District, Special Assessment Series A-1, 4.50%, 5/1/2030	730,000	745,067
Florida Development Finance Corp., Educational Facilities Revenue:
5.63%, 1/1/2047 (b) (e)	2,035,000	2,119,391
Series A, 4.00%, 7/15/2026 (b)	190,000	184,659
Series A, 6.00%, 6/15/2035 (b)	505,000	527,008
Series A, 6.00%, 6/15/2044 (b)	575,000	520,697
Series A, 6.13%, 6/15/2043 (b)	500,000	516,370
Series A, 6.13%, 6/15/2044	555,000	572,211
Series A, 6.50%, 7/1/2044	925,000	935,018
Series A, 7.50%, 6/15/2033	500,000	543,300
Series A, 7.63%, 6/15/2041	220,000	238,515
Florida Higher Educational Facilities Financial Authority Revenue:
5.00%, 4/1/2032	100,000	105,606
Series A1, 4.50%, 6/1/2033 (b)	160,000	163,901
Greater Orlando, FL, Aviation Authority Revenue 5.00%, 11/15/2036	350,000	365,365
Grove Resort, FL, Community Development District, Special Assessment:
Series A, 5.88%, 11/1/2047	550,000	557,766
Series B, 5.75%, 11/1/2029	60,000	59,395
Series B, 6.00%, 11/1/2029	450,000	453,901
Hacienda Lakes, FL, Community Development District, Special Assessment 3.38%, 5/1/2021	290,000	287,628
Halifax, FL, Hospital Medical Center Revenue 4.00%, 6/1/2046	125,000	119,351

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Heights, FL, Community Development District, Special Assessment 5.00%, 1/1/2038	$ 300,000	$ 301,992
Isles Bartram Park, FL, Community Development District, Special Assessment 5.00%, 11/1/2035	100,000	102,026
Jacksonville, FL, Health Facilities Revenue 4.00%, 11/1/2040	415,000	402,538
Lakeland, FL, Hospital System Revenue 5.00%, 11/15/2045	250,000	269,060
Lakes by the Bay, FL, Community Development District, Special Assessment:
5.25%, 11/1/2033	500,000	504,950
5.75%, 11/1/2042	500,000	516,095
Lee County, FL, Industrial Development Authority Revenue 5.75%, 6/15/2042	500,000	492,320
Lee County, FL, Solid Waste System Revenue 5.00%, 10/1/2026	100,000	110,826
Martin County, FL, Industrial Development Authority Revenue 4.20%, 12/15/2025 (b)	1,000,000	1,017,070
Miami World Center, FL, Community Development District, Special Assessment 5.13%, 11/1/2039	1,000,000	1,034,820
Miami, FL, Health Facilities Authority Revenue 5.13%, 7/1/2046	170,000	184,642
Miami-Dade County, FL, Industrial Development Authority Revenue:
5.25%, 7/1/2027 (b)	350,000	342,296
5.25%, 9/15/2044	250,000	261,417
Miami-Dade County, FL, School Board Certificate of Participation Series C, 3.25%, 2/1/2032	100,000	98,400
Miami-Dade County, FL, Water & Sewer System Revenue Series B, 3.00%, 10/1/2034	500,000	454,035
Midtown Miami, FL, Community Development District, Special Assessment:
Series A, 5.00%, 5/1/2037	695,000	725,872
Series B, 5.00%, 5/1/2037	925,000	966,088
Northern Palm Beach County, FL, Improvement District, Special Assessment:
4.65%, 8/1/2025	145,000	151,315
5.13%, 8/1/2022	465,000	483,953
Security Description	Principal Amount	Value
5.35%, 8/1/2035	$ 360,000	$ 381,935
Orange County, FL, Health Facilities Authority Revenue Series A, 5.00%, 10/1/2036	260,000	285,477
Palm Beach County, FL, Health Facilities Authority Revenue Series C, 4.00%, 5/15/2035	405,000	388,800
Pinellas County, FL, Educational Facilities Authority Revenue:
6.00%, 10/1/2041	100,000	105,625
6.50%, 10/1/2031	220,000	237,908
Pompano Beach, FL, Revenue 5.00%, 9/1/2044	1,110,000	1,163,136
Renaissance Community Development District, FL, Special Assessment 5.55%, 5/1/2033	500,000	505,790
Seven Oaks, FL, Community Development District, Special Assessment Series A2, 6.50%, 5/1/2033	750,000	794,880
Stoneybrook, FL, South Community Development District, Special Assessment:
4.75%, 11/1/2024	190,000	197,931
5.13%, 11/1/2034	250,000	265,977
Tallahassee, FL, Health Facilities Revenue:
Series A, 5.00%, 12/1/2036	90,000	96,947
Series A, 5.00%, 12/1/2041	225,000	239,749
Series A, 5.00%, 12/1/2055	440,000	461,837
Tolomato, FL, Community Development District, Special Assessment:
Series 1, 6.65%, 5/1/2040 (f)	10,000	9,613
Series 2015-1, 6.61%, 5/1/2040 (d)	290,000	230,968
Series 2015-2, 6.61%, 5/1/2040 (d)	180,000	117,949
Series 2015-3, 6.61%, 5/1/2040 (f) (g)	195,000	—
Series 3, 6.65%, 5/1/2040 (f) (g)	120,000	—
Series A3, 6.61%, 5/1/2040	195,000	188,762
Series A4, 6.61%, 5/1/2040	85,000	68,952
Village Community Development District No. 12 Special Assessment 4.25%, 5/1/2043 (b)	2,000,000	2,008,540
West Villages, FL, Improvement District, Special Assessment 5.00%, 5/1/2032	635,000	657,371
Wiregrass, FL, Community Development District, Special Assessment 5.63%, 5/1/2045	670,000	704,994
		32,098,156

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
GEORGIA — 0.7%
Albany-Dougherty County, GA, Hospital Authority 4.00%, 12/1/2042	$ 100,000	$ 100,530
Atlanta, Development Authority Revenue Series A1, 7.00%, 1/1/2040	500,000	488,065
Atlanta, GA, Development Authority Revenue Series A1, 6.75%, 1/1/2035	500,000	482,280
DE Kalb County, GA, Hospital Authority Revenue 6.13%, 9/1/2040	135,000	145,139
Gainesville & Hall County, GA, Hospital Authority Revenue Series A, 5.00%, 2/15/2036	350,000	384,328
Macon-Bibb County, GA, Urban Development Authority Revenue Series A, 5.75%, 6/15/2037 (b)	250,000	255,120
Marietta, GA, Development Authority Revenue Series A, 5.00%, 11/1/2047 (b)	500,000	522,620
Municipal Electric Authority of Georgia Revenue:
Series A, 5.00%, 7/1/2060	145,000	149,850
Series A, 5.50%, 7/1/2060	170,000	179,685
Roanoke County, GA, Economic Development Authority Revenue 4.00%, 1/1/2038 (b)	1,000,000	989,350
		3,696,967
GUAM — 0.3%
Guam Government Business Privilege Revenue Series B1, 5.00%, 1/1/2042	300,000	310,419
Guam Government Hotel Occupancy Tax Revenue Series A, 6.50%, 11/1/2040	155,000	168,814
Guam Government, Ltd. Obligation Revenue Series A, 5.00%, 12/1/2021	250,000	268,337
Guam Power Authority Revenue:
Series A, 5.00%, 10/1/2021 (a)	330,000	354,572
Series A, 5.00%, 10/1/2024 (a)	250,000	273,935
Series A, 5.00%, 10/1/2034 (a)	140,000	152,139
Guam, Government Waterworks Authority, Water & Wastewater System Revenue Series A, 5.00%, 7/1/2029	315,000	341,095
		1,869,311
HAWAII — 0.3%
Hawaii State, Department of Budget & Finance Revenue:
4.00%, 3/1/2037	1,000,000	1,004,230
6.00%, 7/1/2028 (b)	355,000	352,380
		1,356,610
Security Description	Principal Amount	Value
IDAHO — 0.1%
Idaho Housing & Finance Association Revenue 5.00%, 6/1/2035	$ 100,000	$ 106,516
Idaho State, Health Facility Revenue:
3.50%, 9/1/2033	670,000	580,562
5.00%, 9/1/2027	100,000	108,774
		795,852
ILLINOIS — 10.8%
Bridgeview, IL, General Obligation Series A, 5.50%, 12/1/2043	115,000	109,432
Chicago Board of Education, General Obligation:
Zero Coupon, 12/1/2028 (a)	105,000	67,465
5.00%, 12/1/2046	1,500,000	1,521,930
Series A, Zero Coupon, 12/1/2024 (a)	125,000	98,101
Series A, Zero Coupon, 12/1/2025 (a)	165,000	122,938
Series A, Zero Coupon, 12/1/2031 (a)	225,000	123,964
Series A, 5.00%, 12/1/2033	1,000,000	1,031,300
Series A, 5.00%, 12/1/2041	1,770,000	1,783,771
Series A, 5.00%, 12/1/2042	880,000	882,561
Series A, 5.50%, 12/1/2039	650,000	664,885
Series A, 7.00%, 12/1/2026	1,100,000	1,297,714
Series A, 7.00%, 12/1/2044	2,955,000	3,416,601
Series A, 7.00%, 12/1/2046 (b)	1,950,000	2,320,714
Series B, 5.00%, 12/1/2033	200,000	202,534
Series C, 5.00%, 12/1/2021	100,000	100,185
Series C, 5.00%, 12/1/2028	50,000	50,031
Series C, 5.00%, 12/1/2029	330,000	330,172
Series C, 5.25%, 12/1/2023	625,000	626,169
Series C, 5.25%, 12/1/2024	505,000	505,833
Series C, 5.25%, 12/1/2026	2,180,000	2,182,921
Series C, 5.25%, 12/1/2035	675,000	694,258
Series E, 5.13%, 12/1/2032	455,000	468,650
Series F, 5.00%, 12/1/2031	300,000	302,304
Chicago, IL, Board of Education, Special Tax:
6.00%, 4/1/2046	350,000	405,058
6.10%, 4/1/2036	25,000	29,299
Chicago, IL, General Obligation:
Series A, 4.00%, 1/1/2023	175,000	175,966
Series A, 5.00%, 1/1/2020	500,000	511,945
Series A, 5.00%, 12/1/2021	515,000	533,880
Series A, 5.00%, 1/1/2023	335,000	341,720
Series A, 5.00%, 1/1/2026	345,000	365,855
Series A, 5.00%, 1/1/2040	550,000	556,952
Series C, 5.00%, 1/1/2024	65,000	69,698
Series C, 5.00%, 1/1/2035	470,000	491,164
Series C, 5.00%, 1/1/2038	275,000	285,125
Series D, 5.00%, 1/1/2034	345,000	346,480

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Chicago, IL, Midway International Airport Revenue Series A, 5.50%, 1/1/2030	$ 200,000	$ 220,042
Chicago, IL, Motor Fuel Tax Revenue:
5.00%, 1/1/2026	250,000	265,112
5.00%, 1/1/2029	100,000	104,975
Chicago, IL, O'Hare International Airport Revenue:
Series B, 5.00%, 1/1/2029	315,000	347,234
Series B, 5.00%, 1/1/2038	150,000	163,783
Chicago, IL, Waterworks Revenue:
4.00%, 11/1/2037	145,000	141,215
5.00%, 11/1/2021	295,000	315,913
Cook County, IL, Community College District No. 508, General Obligation:
5.00%, 12/1/2021	265,000	279,888
5.13%, 12/1/2038	185,000	190,951
5.25%, 12/1/2025	240,000	255,934
5.25%, 12/1/2043	205,000	212,097
Cook County, IL, Revenue 6.75%, 10/15/2040 (e)	1,000,000	1,050,000
Governors, IL, State University Facilities System Revenue 4.65%, 10/1/2042	310,000	272,124
Illinois State, Finance Authority Revenue:
4.00%, 9/1/2032	945,000	958,665
4.00%, 12/1/2040	250,000	237,282
4.13%, 12/1/2030	250,000	246,342
4.25%, 5/15/2043	460,000	458,588
5.00%, 5/15/2043	625,000	648,187
5.00%, 12/1/2046	350,000	374,318
5.50%, 4/1/2032	500,000	499,525
5.75%, 5/15/2046	1,000,000	1,041,600
7.13%, 2/1/2034	1,000,000	1,007,140
Series A, 3.00%, 10/1/2037	240,000	201,293
Series A, 4.25%, 5/15/2041	185,000	181,563
Series A, 4.63%, 9/1/2039	280,000	288,680
Series A, 5.00%, 11/15/2026	290,000	324,754
Series A, 5.00%, 2/15/2047	685,000	730,950
Series A, 5.25%, 5/15/2047	150,000	155,397
Series A, 5.75%, 12/1/2035 (b)	385,000	389,920
Series A, 6.00%, 7/1/2043	200,000	218,662
Illinois State, General Obligation:
4.00%, 6/1/2032	300,000	285,684
5.00%, 1/1/2021	1,355,000	1,401,151
5.00%, 5/1/2023	230,000	241,396
5.00%, 5/1/2028	700,000	725,466
5.00%, 2/1/2029	175,000	183,241
5.00%, 3/1/2031	100,000	102,356
5.00%, 5/1/2035	140,000	143,763
5.00%, 5/1/2036	125,000	128,050
5.00%, 3/1/2037	250,000	254,222
5.00%, 2/1/2039	445,000	453,090
5.00%, 5/1/2039	380,000	387,205
Security Description	Principal Amount	Value
5.25%, 2/1/2028	$ 300,000	$ 301,128
5.25%, 7/1/2028	500,000	528,520
5.25%, 7/1/2029	100,000	105,394
5.25%, 2/1/2033	125,000	129,691
5.50%, 7/1/2024	660,000	713,935
5.50%, 7/1/2033	200,000	212,842
Series A, 4.00%, 1/1/2029	430,000	418,334
Series A, 4.00%, 1/1/2030	395,000	381,760
Series A, 4.00%, 4/1/2032 (a)	160,000	161,378
Series A, 4.63%, 5/1/2037	610,000	607,340
Series A, 5.00%, 4/1/2027 (a)	100,000	107,008
Series D, 5.00%, 11/1/2027	3,090,000	3,258,220
Illinois State, Sports Facilities Authority Revenue:
Zero Coupon, 6/15/2025 (a)	415,000	314,296
5.00%, 6/15/2023	40,000	41,749
Metropolitan Pier & Exposition Authority Revenue:
Zero Coupon, 12/15/2026 (a)	205,000	146,950
Zero Coupon, 6/15/2031 (a)	125,000	70,585
Zero Coupon, 6/15/2036 (a)	2,500,000	1,079,600
Series A, Zero Coupon, 6/15/2021 (a)	150,000	136,937
Series A, 5.50%, 6/15/2029 (a)	615,000	681,125
Series A, 5.50%, 6/15/2053	850,000	914,727
Series B, Zero Coupon, 12/15/2050	300,000	58,161
Series B, 4.25%, 6/15/2042	2,955,000	2,786,122
Series B, 5.00%, 12/15/2026	115,000	120,732
Series B, 5.00%, 12/15/2028	290,000	303,122
Series B, 5.00%, 12/15/2040	100,000	105,367
Series B, 5.00%, 6/15/2052	250,000	256,345
Series B2, 5.00%, 6/15/2050	1,100,000	1,116,962
Series B2, 5.25%, 6/15/2050	1,335,000	1,357,281
Northeastern Illinois University Certificate of Participation 4.10%, 10/1/2041	245,000	190,267
Plano, IL, Special Service Areas No. 3 & 4, Special Tax Refunding 4.00%, 3/1/2035	915,000	857,218
Southern Illinois State, University Revenue Series A, 4.00%, 4/1/2028	325,000	322,969
Springfield, IL, Electric Revenue 5.00%, 3/1/2027	210,000	233,299
State Clair County, IL, Highway Revenue Series A, 4.25%, 1/1/2038	550,000	560,461
University of Illinois, IL, Revenue Series C-REF, 3.63%, 4/1/2027	125,000	125,583
Will County, IL, Community High School District No. 210 Lincoln-Way, General Obligation:
Series B, Zero Coupon, 1/1/2028	190,000	126,018

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series B, Zero Coupon, 1/1/2033	$ 340,000	$ 172,258
		58,109,017
INDIANA — 1.2%
Carmel, IN, Revenue:
Series A, 7.13%, 11/15/2042	505,000	505,566
Series A, 7.13%, 11/15/2047	540,000	538,952
Indiana State, Bond Bank, Special Program Gas Revenue Series A, 5.25%, 10/15/2021	390,000	421,999
Indiana State, Finance Authority Revenue Series A, 5.25%, 11/15/2046	170,000	180,006
Indiana State, Finance Authority, Environmental Revenue:
6.00%, 12/1/2019	1,005,000	1,030,457
6.00%, 12/1/2026	550,000	561,099
Indiana State, Finance Authority, Hospital Revenue:
5.50%, 8/15/2040	300,000	311,250
5.50%, 8/15/2045	100,000	103,401
Indianapolis, IN, Local Public Improvement Bond Bank Revenue Series I, 5.00%, 1/1/2023	260,000	285,587
Knox County, IN, Economic Development Authority Revenue:
Series A, 5.00%, 4/1/2027	145,000	151,712
Series A, 5.00%, 4/1/2042	310,000	317,685
Terre Haute, IN, Economic Development Solid Waste Facilities Revenue Series A, 7.25%, 12/1/2028	1,000,000	981,600
Valparaiso, IN, Exempt Facilities Revenue 6.75%, 1/1/2034	750,000	863,925
		6,253,239
IOWA — 1.0%
Coralville, IA, Revenue Series B, 4.25%, 5/1/2037	130,000	115,822
Iowa Finance Authority, Midwestern Disaster Area Revenue:
4.75%, 8/1/2042	950,000	968,259
5.00%, 5/15/2041	165,000	171,343
5.25%, 12/1/2025	420,000	446,872
5.88%, 12/1/2027 (b)	820,000	869,183
Series A, 5.25%, 12/1/2050 (e)	1,295,000	1,356,098
Tobacco Settlement Authority, IA, Tobacco Settlement Revenue Series C, 5.50%, 6/1/2042	1,555,000	1,570,457
		5,498,034
Security Description	Principal Amount	Value
KANSAS — 0.4%
Overland Park, KS, Development Corp. Revenue Series B, 5.13%, 1/1/2032 (a)	$ 600,000	$ 600,840
Overland Park, KS, Sales Tax Special Obligation Revenue 6.00%, 12/15/2032	200,000	170,762
Wichita, KS, Health Care Facilities Revenue:
Series IV-A, 5.63%, 5/15/2044	885,000	918,772
Series IV-A, 6.25%, 5/15/2034	500,000	500,765
		2,191,139
KENTUCKY — 1.1%
Ashland, KY, Medical Center Revenue Series A, 4.00%, 2/1/2036	625,000	614,988
Floyd County, KY, School District Finance Corp. Revenue 3.50%, 8/1/2033	125,000	125,146
Kentucky Municipal Power Agency Revenue Series A, 5.00%, 9/1/2026 (a)	60,000	67,521
Kentucky, Economic Development Finance Authority Revenue:
5.25%, 8/15/2046	230,000	241,017
5.25%, 6/1/2050	100,000	105,270
6.25%, 11/15/2046	220,000	215,983
6.38%, 11/15/2051	1,320,000	1,299,302
Series A, 4.00%, 7/1/2029	350,000	359,839
Series A, 4.25%, 7/1/2035	200,000	196,692
Series A, 5.00%, 7/1/2026	95,000	104,371
Series B, 4.00%, 6/1/2037 (a)	930,000	923,908
Kentucky, State Asset Liability Commission Revenue Series A, 5.00%, 9/1/2026	120,000	134,780
Louisville/Jefferson County Metropolitan Government Revenue Series A, 5.75%, 10/1/2042	105,000	116,762
Ohio County, KY, Pollution Control Revenue Series A, 6.00%, 7/15/2031	1,125,000	1,135,474
Oldham County, KY, School District Finance Corp. Revenue 3.13%, 3/1/2030	170,000	166,236
		5,807,289
LOUISIANA — 1.1%
Jefferson Parish, LA, Hospital Service District No. 2, Hospital Revenue 6.38%, 7/1/2041	1,075,000	1,080,095
Louisiana Public Facilities Authority Revenue:
Zero Coupon, 10/1/2024	120,000	101,831
4.00%, 5/15/2041	5,000	5,492
4.00%, 1/1/2046	110,000	110,798

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 10/1/2033	$ 250,000	$ 220,827
Series A, 5.00%, 11/1/2041	325,000	345,475
Series A, 5.00%, 11/1/2045	420,000	445,397
Louisiana State, Environmental Facilities & Community Development Authority Revenue:
5.00%, 10/1/2037	300,000	330,630
Series A-2, 6.50%, 11/1/2035	600,000	648,726
New Orleans, LA, Aviation Board Revenue:
Series B, 5.00%, 1/1/2024	240,000	265,589
Series B, 5.00%, 1/1/2028	250,000	282,380
Series B, 5.00%, 1/1/2029	150,000	168,504
Series B, 5.00%, 1/1/2036	125,000	136,918
New Orleans, LA, Sewerage Service Revenue 5.00%, 6/1/2040	290,000	315,822
Shreveport, LA, Water & Sewer Revenue:
4.00%, 12/1/2033	365,000	379,848
5.00%, 12/1/2040	250,000	274,397
Series A, 5.00%, 12/1/2036 (a)	260,000	290,987
St. Tammany, LA, Public Trust Financing Authority Revenue 5.25%, 11/15/2037	250,000	263,747
		5,667,463
MAINE — 0.6%
Maine Finance Authority SOL Waste Disposal Revenue 5.38%, 12/15/2033 (b)	100,000	102,509
Maine Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2025	120,000	128,237
5.00%, 7/1/2033	545,000	570,958
5.00%, 7/1/2043	200,000	207,158
6.75%, 7/1/2036	500,000	535,665
7.50%, 7/1/2032	500,000	549,710
Series A, 4.00%, 7/1/2041	100,000	95,250
Series A, 4.00%, 7/1/2046	275,000	258,717
Series A, 5.00%, 7/1/2046	35,000	36,504
Rumford, ME, Solid Waste Disposal Revenue 6.88%, 10/1/2026	525,000	524,932
		3,009,640
MARYLAND — 1.6%
Anne Arundel County Consolidated Special Taxing District Revenue 5.25%, 7/1/2044	310,000	311,206
Baltimore, MD, Special Obligation Bond Revenue:
5.00%, 9/1/2046	250,000	268,970
Series A, 4.50%, 9/1/2033	1,325,000	1,359,211
Security Description	Principal Amount	Value
Frederick County, MD, Special Obligation Bond, Special Tax Revenue Series A, 5.00%, 7/1/2040	$ 320,000	$ 331,798
Gaithersburg, MD, Economic Development Revenue 5.00%, 1/1/2033 (c)	3,000,000	3,289,380
Howard County, MD, Special Obligation Bond, Tax Allocation 6.10%, 2/15/2044	425,000	433,126
Maryland Economic Development Corp., Revenue:
5.00%, 3/31/2024	105,000	112,233
5.00%, 3/31/2030	145,000	160,160
5.00%, 3/31/2051	100,000	106,503
5.75%, 9/1/2025	525,000	544,394
Maryland Economic Development Corp., Tax Alloacation 4.38%, 7/1/2036	225,000	227,864
Maryland Health & Higher Educational Facilities Authority Revenue:
3.50%, 7/1/2026	100,000	100,835
5.00%, 7/1/2024	100,000	111,431
5.00%, 10/1/2042	310,000	323,910
5.00%, 7/1/2045	90,000	95,434
Series A, 5.00%, 7/1/2038	100,000	106,943
Series A, 5.00%, 8/15/2041	235,000	253,596
Rockville, MD, Health Facilities Authority Revenue Series B, 5.00%, 11/1/2042	400,000	427,364
		8,564,358
MASSACHUSETTS — 0.8%
Massachusetts, Development Finance Agency Revenue:
4.00%, 7/1/2039	100,000	97,514
5.00%, 4/15/2040	200,000	209,992
5.00%, 7/1/2044	500,000	538,100
5.00%, 1/1/2045	300,000	315,744
5.00%, 10/1/2057 (b)	920,000	964,132
5.13%, 7/1/2040	100,000	103,517
5.25%, 11/15/2041	105,000	113,693
Series D, 4.00%, 7/1/2045	350,000	334,999
Series F, 5.63%, 7/15/2036	120,000	128,410
Series G, 5.00%, 7/1/2044	210,000	219,263
Series H, 5.00%, 1/1/2042	225,000	251,267
Series I, 5.00%, 7/1/2038	250,000	270,827
Massachusetts, Port Authority Facilities Revenue Series A, 5.00%, 1/1/2027 (a)	690,000	702,841
		4,250,299
MICHIGAN — 1.9%
Conner Creek Academy, MI, E Public School Academy Revenue 5.00%, 11/1/2026	800,000	733,928

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Detroit, MI, Community High School Revenue:
5.65%, 11/1/2025	$ 775,000	$ 536,385
5.75%, 11/1/2035	500,000	300,135
Detroit, MI, Sewage Disposal System Revenue Series B, 5.50%, 7/1/2029 (a)	155,000	178,062
Detroit, MI, Water & Sewerage Department Disposal Supply System Revenue Series A, 5.00%, 7/1/2021	270,000	287,213
Detroit, MI, Water Supply System Revenue Series A, 5.25%, 7/1/2041	120,000	127,651
Grand Rapids, MI, Economic Development Corp. Revenue 5.00%, 11/1/2047	1,000,000	1,030,880
Michigan State, Finance Authority Revenue:
4.00%, 11/15/2046	300,000	294,027
Series D-2, 5.00%, 7/1/2034	400,000	434,008
Michigan State, Finance Authority, Ltd. Obligation Revenue:
5.25%, 2/1/2032	300,000	329,448
8.13%, 4/1/2041	460,000	384,804
Michigan State, Strategic Fund, Ltd. Obligation Revenue Series A, 4.13%, 7/1/2045 (e)	1,805,000	1,807,924
Michigan State, Tobacco Settlement Finance Authority Revenue:
Series A, 6.00%, 6/1/2048	1,430,000	1,437,279
Series A, 6.88%, 6/1/2042	1,000,000	1,001,900
Saline, MI, Economic Development Corp. Revenue 5.50%, 6/1/2047	1,000,000	1,029,960
Wayne County, MI, Airport Authority Revenue 5.38%, 12/1/2032 (a)	350,000	351,645
		10,265,249
MINNESOTA — 1.2%
Baytown Township, MN, Lease Revenue:
3.00%, 8/1/2019	200,000	199,848
3.00%, 8/1/2020	215,000	213,970
3.00%, 8/1/2021	210,000	207,745
Bloomington, MN, Port Authority Revenue 9.00%, 12/1/2035	170,000	186,990
Brooklyn, MN, Chart School Lease Revenue:
Series A, 4.75%, 7/1/2025	80,000	80,315
Series A, 5.50%, 7/1/2035	150,000	152,265
International Falls, MN, Pollution Control Revenue 5.65%, 12/1/2022	130,000	129,802
Security Description	Principal Amount	Value
Maple Grove, MN, Health Care Facilities Revenue:
5.00%, 9/1/2027	$ 230,000	$ 255,038
5.00%, 5/1/2028	150,000	170,477
Minneapolis, MN, Charter School Lease Revenue 5.00%, 12/1/2047 (b)	300,000	275,865
Oakdale, MN, Oak Meadows Project, Revenue 5.00%, 4/1/2034	1,000,000	1,007,460
Rochester, MN, Health Care & Housing Revenue Series A, 4.50%, 8/1/2042	1,100,000	1,073,226
St. Cloud, MN, Chart School Lease Revenue Series A, 5.00%, 4/1/2046	150,000	88,587
St. Cloud, MN, Health Care Revenue Series A, 4.00%, 5/1/2037	355,000	364,340
St. Paul, MN, Housing & Redevelopment Authority Revenue:
Series A, 4.63%, 3/1/2043	235,000	217,342
Series A, 5.75%, 7/1/2047 (b)	1,000,000	911,280
St. Paul, MN, Port Authority Revenue 4.50%, 10/1/2037 (b)	255,000	235,648
Woodbury, MN, Housing & Redevelopment Authority Revenue:
5.00%, 12/1/2029	225,000	235,170
5.25%, 12/1/2049	340,000	351,723
		6,357,091
MISSISSIPPI — 0.2%
Gulfport, MS, Hospital Facilities Revenue 5.00%, 7/1/2027	235,000	257,057
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue 6.70%, 4/1/2022	210,000	236,284
Mississippi State, Business Finance Corp. Revenue 4.55%, 12/1/2028	320,000	320,009
Mississippi State, Development Bank, Revenue 3.50%, 9/1/2034 (a)	155,000	148,408
Mississippi State, Gaming Tax Revenue 5.00%, 10/15/2027	175,000	197,169
		1,158,927
MISSOURI — 1.1%
Boone County, MO, Hospital Revenue 5.00%, 8/1/2029	70,000	74,324

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Grandview, MO, Industrial Development Authority Revenue Series A, 5.00%, 5/1/2042 (b)	$ 735,000	$ 716,721
Jennings, MO, Revenue 5.00%, 11/1/2023	335,000	289,045
Kansas City, MO, Industrial Development Authority Revenue 6.00%, 11/15/2051 (b)	850,000	802,289
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue:
5.00%, 5/1/2035	210,000	209,756
6.00%, 5/1/2042	435,000	435,296
Missouri, State Health & Educational Facilities Authority Revenue:
4.25%, 8/1/2035	280,000	277,329
5.25%, 2/1/2026	205,000	215,346
Series A, 5.00%, 2/1/2036	650,000	693,465
Putnam County, MO, General Obligation 5.00%, 9/1/2032	335,000	236,537
Raymore, MO, Tax Increment, Ltd. Obligation Revenue Series A, 4.00%, 5/1/2020	230,000	231,063
St. Louis County, MO, Industrial Development Authority Revenue:
5.00%, 12/1/2025	295,000	311,083
5.00%, 9/1/2042	100,000	103,111
St. Louis, MO, Airport Revenue 5.50%, 7/1/2031 (a)	120,000	149,412
St. Louis, MO, Industrial Development Authority Revenue Series A, 4.75%, 11/15/2047	1,000,000	1,017,480
		5,762,257
MONTANA — 0.1%
Cascade County Elementary School District No 1 Great Falls , General Obligation 4.00%, 7/1/2034	300,000	314,667
Kalispell, MT, Housing & Healthcare Facilities Revenue Series A, 5.25%, 5/15/2047	100,000	103,212
		417,879
NEBRASKA — 0.1%
Central Plains Energy Project Revenue Series A, 5.25%, 12/1/2021	350,000	379,425
NEVADA — 0.7%
Carson City, NV, Hospital Revenue 5.00%, 9/1/2047	250,000	269,750
Security Description	Principal Amount	Value
Las Vegas, NV, Redevelopment Agency, Tax Allocation 3.38%, 6/15/2036	$ 125,000	$ 111,339
Las Vegas, NV, Special Assessment 5.00%, 6/1/2025	460,000	483,796
North Las Vegas, NV, Wastewater Reclamation, General Obligation 4.50%, 10/1/2036 (a)	160,000	160,025
Reno, NV, Sales Tax Revenue Zero Coupon, 7/1/2058 (b)	1,000,000	106,790
Sparks, NV, Tourism Improvement District No. 1, Sales Tax Revenue Series A, 6.75%, 6/15/2028 (b)	1,000,000	1,000,790
State of Nevada Department of Business & Industry Revenue:
5.88%, 12/15/2027 (b)	250,000	263,670
6.25%, 12/15/2037 (b)	280,000	299,569
6.95%, 2/15/2038 (b)	500,000	505,630
Series A, 4.50%, 12/15/2029 (b)	170,000	170,925
Washoe County, NV, GAS & Water Facilities Revenue Series B, 3.00%, 3/1/2036 (e)	255,000	258,269
Washoe County, NV, Highway Revenue 5.00%, 2/1/2043	110,000	110,920
		3,741,473
NEW HAMPSHIRE — 0.6%
National Finance Authority, NH, Revenue 4.88%, 11/1/2042 (b)	1,455,000	1,455,815
New Hampshire Business Finance Authority Revenue 4.00%, 4/1/2029 (b) (e)	320,000	321,024
New Hampshire Health and Education Facilities Authority Revenue:
3.50%, 8/1/2041	200,000	180,248
4.00%, 8/1/2033	500,000	504,120
5.00%, 7/1/2042	485,000	508,925
Series A, 4.00%, 10/1/2033	105,000	108,088
Series A, 6.13%, 7/1/2052 (b)	350,000	366,478
		3,444,698
NEW JERSEY — 5.0%
Bayonne, NJ, Redevelopment Agency Revenue Series A, 5.38%, 11/1/2035	520,000	516,246
Camden County, NJ, Improvement Authority Revenue 5.00%, 2/15/2033	200,000	212,748
Casino Reinvestment Development Authority Revenue 5.25%, 11/1/2044	500,000	531,205

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Garden State Preservation Trust Revenue Series A, 4.00%, 11/1/2018	$ 200,000	$ 200,314
Gloucester County, NJ, Pollution Control Financing Authority Revenue Series A, 5.00%, 12/1/2024	790,000	842,962
New Jersey, Economic Development Authority Revenue:
4.25%, 6/15/2027	570,000	585,099
5.00%, 3/1/2024	100,000	107,608
5.00%, 6/15/2024	100,000	106,883
5.00%, 3/1/2026	815,000	872,490
5.00%, 6/15/2030	500,000	549,525
5.00%, 10/1/2037	100,000	106,328
5.13%, 1/1/2034	1,000,000	1,073,750
5.25%, 9/15/2029	50,000	53,965
5.25%, 1/1/2044	750,000	771,742
5.50%, 9/1/2021	700,000	744,814
5.75%, 9/15/2027	1,000,000	1,095,130
7.10%, 11/1/2031 (g)	1,000,000	—
Series A, 3.38%, 7/1/2030	225,000	219,544
Series A, 5.00%, 7/1/2029	165,000	174,953
Series A, 5.00%, 6/1/2036	390,000	402,242
Series A, 5.00%, 6/15/2037	220,000	226,116
Series A, 5.13%, 6/15/2043	100,000	102,928
Series B, Zero Coupon, 7/1/2027	160,000	115,408
Series EE, 5.25%, 9/1/2024	200,000	210,398
Series II, 5.00%, 3/1/2025	1,000,000	1,059,080
Series N-1, 5.50%, 9/1/2023 (a)	100,000	111,099
Series PP, 5.00%, 6/15/2031	245,000	261,356
Series XX, 4.25%, 6/15/2026	550,000	569,772
Series XX, 5.00%, 6/15/2021	350,000	369,803
New Jersey, Educational Facilities Authority Revenue:
5.00%, 9/1/2036	300,000	320,799
5.50%, 9/1/2032	150,000	168,920
Series D, 3.50%, 7/1/2044	370,000	345,502
Series G, 3.50%, 7/1/2031	355,000	348,532
New Jersey, Health Care Facilities Financing Authority Revenue:
4.00%, 7/1/2048	175,000	163,716
5.00%, 7/1/2025	360,000	383,712
5.00%, 7/1/2026	555,000	615,406
5.00%, 9/15/2027	100,000	106,906
5.00%, 7/1/2029	300,000	326,889
5.75%, 7/1/2037	970,000	972,095
New Jersey, Higher Education Student Assistance Authority Revenue Series 1, 5.00%, 12/1/2022	310,000	324,272
New Jersey, Transportation Trust Fund Authority Revenue:
5.00%, 6/15/2031	505,000	553,591
Security Description	Principal Amount	Value
Series A, Zero Coupon, 12/15/2025	$ 460,000	$ 347,548
Series A, Zero Coupon, 12/15/2030	145,000	85,662
Series A, Zero Coupon, 12/15/2031	500,000	278,925
Series A, Zero Coupon, 12/15/2040	755,000	257,168
Series A, 5.50%, 12/15/2022	1,085,000	1,193,554
Series A, 5.50%, 12/15/2023	1,425,000	1,592,452
Series AA, 4.25%, 6/15/2044	495,000	491,906
Series AA, 4.75%, 6/15/2035	260,000	270,577
Series AA, 5.00%, 6/15/2033	150,000	156,471
Series AA, 5.00%, 6/15/2036	400,000	418,540
Series AA, 5.00%, 6/15/2038	100,000	104,840
Series AA, 5.00%, 6/15/2044	225,000	234,610
Series AA, 5.25%, 6/15/2033	120,000	128,489
Series B, 5.25%, 12/15/2023 (a)	150,000	166,292
Series C, Zero Coupon, 12/15/2025 (a)	190,000	144,366
Series C, 5.25%, 6/15/2032	100,000	109,036
Series D, 5.00%, 6/15/2032	790,000	844,605
New Jersey, Turnpike Authority Revenue Series E, 5.00%, 1/1/2034	400,000	443,324
South Jersey, NJ, Port Corp. Revenue:
Series B, 5.00%, 1/1/2030	245,000	269,534
Series B, 5.00%, 1/1/2035	670,000	726,173
Series B, 5.00%, 1/1/2042	750,000	802,665
Series B, 5.00%, 1/1/2048	500,000	532,725
South Jersey, NJ, Transportation Authority Revenue Series A, 5.00%, 11/1/2034	150,000	162,053
		26,585,363
NEW MEXICO — 0.2%
Farmington, NM, Pollution Control Revenue Series D, 5.90%, 6/1/2040	55,000	58,389
Mariposa East Public Improvement District, Special Assessment:
Series A, 5.90%, 9/1/2032	35,000	34,606
Series B, 5.90%, 9/1/2032	130,000	128,536
Series C, 5.90%, 9/1/2032	210,000	198,914
Series D-CABS, Zero Coupon, 3/1/2032 (d)	160,000	73,600
Winrock Town Center, NM, Tax Increment Development District No. 1,Tax Allocation 6.00%, 5/1/2040 (b)	574,000	578,299
		1,072,344
NEW YORK — 7.0%
Brooklyn Arena, NY, Local Development Corp. Revenue:
Zero Coupon, 7/15/2047	200,000	54,774

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/15/2042	$ 500,000	$ 532,760
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue 5.00%, 11/15/2037	1,000,000	1,060,740
Build NYC Resource Corp., NY, Revenue:
5.00%, 1/1/2035 (b)	265,000	281,311
5.25%, 11/1/2034	250,000	259,465
5.50%, 11/1/2044	500,000	515,060
5.50%, 9/1/2045 (b)	400,000	427,680
Series A, 5.00%, 4/1/2033	120,000	125,196
Series A, 5.00%, 6/1/2047 (b)	150,000	156,087
Series A, 5.50%, 5/1/2048 (b)	500,000	514,985
Chautauqua County, NY, Industrial Development Agency, Exempt Facility Revenue 5.88%, 4/1/2042	600,000	621,990
Dutchess County, NY, Local Development Corp. Revenue Series A, 5.00%, 7/1/2045	135,000	148,003
Erie County, NY, Tobacco Asset Securitization Corp. Revenue Series A, 5.00%, 6/1/2045	615,000	598,333
Glen Cove, NY, Local Economic Assistance Corp. Revenue Series C, 5.63%, 1/1/2055	620,000	514,774
Hempstead Town, NY, Local Development Corp. Revenue 5.00%, 9/1/2038	250,000	270,898
Hudson Yards Infrastructure Corp., NY, Revenue Series A, 4.00%, 2/15/2036	120,000	122,567
Jefferson County, NY, Industrial Development Agency Revenue 5.25%, 1/1/2024 (b)	215,000	206,598
Liberty Development Corp., NY, Revenue 5.50%, 10/1/2037	145,000	180,841
Long Island, NY, Power Authority Electric Systems Revenue Series B, 5.00%, 9/1/2038	320,000	351,923
Metropolitan Transportation Authority Revenue Series C-2, Zero Coupon, 11/15/2040	5,000,000	2,028,650
Nassau County, NY, General Obligation Series B, 5.00%, 4/1/2039	290,000	312,837
Nassau County, NY, Local Economic Assistance Corp., Revenue 5.00%, 7/1/2033	225,000	242,665
Nassau County, NY, Tobacco Settlement Corp. Revenue:
Series A-2, 5.25%, 6/1/2026	610,000	610,073
Series A-3, 5.00%, 6/1/2035	965,000	945,285
Series A-3, 5.13%, 6/1/2046	635,000	614,667
Security Description	Principal Amount	Value
New Rochelle, NY, Industrial Development Agency Revenue 5.25%, 7/1/2027	$ 765,000	$ 568,877
New York City, NY, Industrial Development Agency Revenue:
5.00%, 1/1/2023 (a)	550,000	551,380
5.00%, 1/1/2031 (a)	50,000	50,120
5.75%, 10/1/2037 (f)	1,000,000	600,000
7.00%, 3/1/2049 (a)	200,000	204,020
New York County, NY, Counties Tobacco Trust IV Revenue:
Series A, 5.00%, 6/1/2042	430,000	421,206
Series A, 5.00%, 6/1/2045	740,000	719,946
New York County, NY, Counties Tobacco Trust V Revenue Zero Coupon, 6/1/2055	10,000,000	679,600
New York State, Convention Center Development Corp. Revenue Series B, Zero Coupon, 11/15/2033	175,000	98,028
New York State, Dormitory Authority Revenue:
5.00%, 12/1/2029 (b)	300,000	332,895
5.25%, 7/1/2035	275,000	280,640
Series A, 4.25%, 5/1/2042	285,000	287,354
Series A, 5.00%, 7/1/2026	200,000	228,060
Series A, 5.50%, 1/1/2039	100,000	108,804
New York State, Liberty Development Corp. Revenue:
Series 1, 5.00%, 11/15/2044 (b)	4,600,000	4,778,940
Series 2, 5.00%, 9/15/2043	150,000	160,226
Series 2, 5.38%, 11/15/2040 (b)	1,295,000	1,407,328
New York State, Thruway Authority Revenue:
Series I, 5.00%, 1/1/2023	200,000	217,254
Series I, 5.00%, 1/1/2024	110,000	119,130
New York State, Transportation Development Corp. Revenue:
5.00%, 1/1/2023	260,000	282,060
5.00%, 1/1/2024	250,000	274,480
5.00%, 8/1/2026	1,360,000	1,422,302
5.00%, 1/1/2027	350,000	391,566
5.00%, 8/1/2031	930,000	965,461
5.00%, 1/1/2036	1,000,000	1,088,700
Series A, 5.00%, 7/1/2030	170,000	183,991
Series A, 5.00%, 7/1/2041	515,000	543,886
Series A, 5.25%, 1/1/2050	1,500,000	1,596,120
Niagara, NY, Frontier Transportation Authority Revenue Series A, 5.00%, 4/1/2028	425,000	464,852
Ramapo, NY, Local Development Corp. Revenue:
5.00%, 3/15/2028	295,000	305,092
5.00%, 3/15/2041	285,000	288,505

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Suffolk, NY, Tobacco Asset Securitization Corp. Revenue Series C, 6.63%, 6/1/2044	$ 500,000	$ 523,390
Syracuse, NY, Industrial Development Agency Revenue 5.00%, 1/1/2033	150,000	160,517
Tompkins County, NY, Development Corp. Revenue 5.00%, 7/1/2041	790,000	882,225
Troy, NY, Capital Resource Corp. Revenue Series A, 5.13%, 9/1/2040	495,000	514,597
TSASC, Inc., NY, Revenue:
Series A, 5.00%, 6/1/2041	225,000	240,307
Series B, 5.00%, 6/1/2045	905,000	918,928
Series B, 5.00%, 6/1/2048	1,200,000	1,215,072
Westchester County, NY, Industrial Development Agency Revenue 7.00%, 6/1/2046 (b)	700,000	718,956
Westchester County, NY, Local Development Corp. Revenue:
3.75%, 11/1/2037	275,000	253,748
Series A, 5.00%, 6/1/2025 (b)	1,000,000	1,023,250
		37,769,975
NORTH CAROLINA — 0.4%
North Carolina State, Capital Facilities Finance Agency Revenue 5.00%, 3/1/2034	500,000	523,595
North Carolina State, Medical Care Commission Revenue:
5.00%, 10/1/2030	150,000	164,918
5.00%, 7/1/2045	500,000	521,765
North Carolina, Department of Transportation Revenue:
5.00%, 12/31/2037	250,000	267,687
5.00%, 6/30/2054	575,000	608,315
		2,086,280
NORTH DAKOTA — 0.0% (h)
Williston, ND, Parks & Recreation District Revenue Series A, 4.00%, 3/1/2032	190,000	165,663
OHIO — 4.6%
Allen County, OH, Hospital Facilities Revenue Series A, 5.00%, 8/1/2030	140,000	159,095
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Series A-2, 5.13%, 6/1/2024	3,190,000	3,158,451
Series A-2, 5.38%, 6/1/2024	2,530,000	2,529,190
Series A-2, 5.75%, 6/1/2034	2,665,000	2,664,973
Series A-2, 5.88%, 6/1/2030	150,000	150,744
Series A-2, 5.88%, 6/1/2047	2,585,000	2,584,974
Series A-2, 6.00%, 6/1/2042	2,235,000	2,243,292
Series A-2, 6.50%, 6/1/2047	2,405,000	2,453,100
Series A-3, 6.25%, 6/1/2037	1,000,000	1,040,130
Security Description	Principal Amount	Value
Series B, Zero Coupon, 6/1/2047	$ 995,000	$ 82,257
Series C, Zero Coupon, 6/1/2052	1,800,000	76,572
Butler County, OH, Port Authority Revenue Series A1, 6.38%, 1/15/2043 (b)	175,000	181,643
Cuyahoga County, OH, Hospital Revenue:
5.00%, 2/15/2028	50,000	54,565
5.25%, 2/15/2047	100,000	106,469
5.50%, 2/15/2052	100,000	108,136
Hamilton, OH, Hospital Revenue 5.00%, 6/1/2042	790,000	844,684
Licking County, OH, Health Care Facilities Revenue Series A, 6.00%, 7/1/2050	200,000	209,568
Middleburg Heights, OH, Hospital Revenue 4.00%, 8/1/2047	395,000	396,588
Montgomery County, OH, Hospital Revenue 5.45%, 10/1/2038	175,000	189,644
Muskingum County, OH, Hospital Facilities Revenue:
5.00%, 2/15/2033	1,000,000	1,040,090
5.00%, 2/15/2044	200,000	205,594
Ohio State, Air Quality Development Authority Revenue:
4.25%, 1/15/2038 (b)	215,000	216,632
6.75%, 6/1/2024	500,000	512,930
Series B, 3.63%, 10/1/2033 (e) (f)	250,000	169,062
Series E, 5.63%, 10/1/2019	100,000	101,987
Ohio State, Higher Educational Facility Commission Revenue 5.00%, 7/1/2037	220,000	238,311
Ohio State, Water Development Authority Revenue:
Series A, 3.00%, 5/15/2019 (f)	250,000	169,063
Series B, 3.63%, 10/1/2033 (e) (f)	325,000	219,781
Series B, 4.00%, 12/1/2033 (e) (f)	375,000	253,594
Series B-REMK 7/1/15, 4.00%, 1/1/2034 (e) (f)	570,000	385,462
Series C, 3.95%, 11/1/2032 (e) (f)	125,000	84,531
Port of Greater Cincinnati Development Authority Revenue Series B, 5.00%, 12/1/2046	240,000	237,835
Portage County, OH, Port Authority Revenue 5.00%, 6/1/2044	475,000	485,003
Southeastern, OH, Port Authority, Hospital Facilities Revenue:

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 12/1/2022	$ 550,000	$ 567,534
5.75%, 12/1/2032	100,000	106,882
6.00%, 12/1/2042	550,000	586,124
		24,814,490
OKLAHOMA — 1.1%
Comanche County, OK, Hospital Authority Revenue Series A, 5.00%, 7/1/2032	450,000	460,764
Oklahoma Development Finance Authority Revenue:
Series B, 4.00%, 8/15/2052 (a)	345,000	334,398
Series B, 5.00%, 8/15/2038	500,000	543,820
Series B, 5.00%, 7/1/2053	765,000	771,786
Series B, 5.50%, 8/15/2057	1,915,000	2,109,468
Payne County, OK, Economic Development Authority Revenue:
4.75%, 11/1/2023 (d) (f)	300,000	150,000
Series A, 6.88%, 11/1/2046 (d) (f)	50,000	25,000
Tulsa, OK, Airports Improvement Trust Revenue:
5.00%, 6/1/2035 (e)	1,000,000	1,062,750
Series B-REMK-06/11/13, 5.50%, 12/1/2035	600,000	637,128
		6,095,114
OREGON — 0.7%
Multnomah County, OR, Hospital Facilities Authority Revenue:
5.00%, 12/1/2036	400,000	431,944
Series A, 5.50%, 10/1/2049	1,000,000	1,058,510
Oregon State, Business Development Commission Revenue:
Series A, 6.50%, 4/1/2031 (b)	1,000,000	986,570
Series D, 6.50%, 4/1/2031 (b)	750,000	739,927
Salem, OR, Hospital Facility Authority Revenue Series A, 4.00%, 5/15/2041	385,000	383,283
		3,600,234
PENNSYLVANIA — 3.7%
Allegheny County Hospital Development Authority Revenue:
Series A, 5.00%, 4/1/2025	300,000	295,269
Series A, 5.13%, 4/1/2035	595,000	543,860
Allegheny County, PA, Industrial Development Authority Revenue 5.75%, 8/1/2042	250,000	250,742
Allentown, PA, Neighborhood Improvement Zone Development Authority Revenue 5.00%, 5/1/2042 (b)	500,000	529,290
Security Description	Principal Amount	Value
Beaver County, PA, Industrial Development Authority Revenue Series B, 3.50%, 12/1/2035 (e) (f)	$ 270,000	$ 182,587
Centre County, PA, Hospital Authority Revenue:
Series A, 3.00%, 11/15/2031	120,000	112,162
Series A, 3.75%, 11/15/2041	385,000	368,872
Series A, 4.00%, 11/15/2035	200,000	202,592
Chester County, PA, Industrial Development Authority Revenue:
5.00%, 10/1/2034	250,000	264,990
5.00%, 10/1/2044	215,000	225,195
Cumberland County, PA, Municipal Authority Revenue 5.00%, 1/1/2038	295,000	316,031
Delaware County, PA, Authority Revenue:
4.00%, 10/1/2019	130,000	129,661
5.25%, 10/1/2032	115,000	113,431
Delaware County, PA, Industrial Development Authority Revenue:
Series A, 5.13%, 6/1/2046 (b)	995,000	998,184
Series A, 6.13%, 8/15/2040	700,000	614,880
Delaware Valley, PA, Regional Finance Authority Revenue 5.75%, 7/1/2032	100,000	124,133
East Hempfield Township, PA, Industrial Development Authority Revenue 5.00%, 12/1/2030	100,000	110,026
Fulton County, PA, Industrial Development Authority Revenue:
5.00%, 7/1/2046	200,000	197,324
4.00%, 7/1/2028	300,000	288,711
5.00%, 7/1/2040	945,000	942,439
Lancaster County, PA, Hospital Authority Revenue:
2.88%, 7/1/2021	250,000	251,080
5.00%, 4/1/2027	420,000	432,474
Lehigh County, PA, General Purpose Authority Revenue 4.00%, 11/1/2041	250,000	244,095
Monroe County, PA, Industrial Development Authority Revenue 6.88%, 7/1/2033 (b)	370,000	372,294
Montgomery County, PA, Higher Education & Health Authority Revenue:
5.00%, 10/1/2027	250,000	268,310
5.00%, 9/1/2035	300,000	334,749
Montgomery County, PA, Industrial Development Authority Revenue:

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 12/1/2039	$ 100,000	$ 96,393
5.00%, 11/15/2036	100,000	108,603
5.25%, 1/1/2040	205,000	204,463
Moon Industrial Development Authority, PA, Revenue 6.00%, 7/1/2045	1,060,000	1,120,600
Northampton County, PA, General Purpose Authority Revenue 3.88%, 10/1/2045	245,000	227,723
Pennsylvania State, Economic Development Financing Authority Revenue:
5.00%, 12/31/2034	400,000	432,756
5.00%, 12/31/2038	1,000,000	1,068,030
6.00%, 6/1/2031	515,000	512,693
Pennsylvania State, Housing Finance Agency Revenue Series A, 4.25%, 10/1/2035	100,000	95,223
Pennsylvania, PA, Commonwealth Financing Authority Revenue Series B, 5.00%, 6/1/2042	280,000	296,884
Pennsylvania, State Higher Educational Facilities Authority Revenue:
4.00%, 11/1/2032	170,000	150,117
5.00%, 11/1/2027	755,000	765,253
5.00%, 5/1/2035	150,000	165,178
5.00%, 11/1/2042	140,000	135,800
Pennsylvania, Turnpike Commission Highway Revenue:
5.00%, 6/1/2030	395,000	436,187
Series A-1, 5.00%, 12/1/2037	380,000	420,884
Series C, 5.00%, 12/1/2044	235,000	255,602
Philadelphia, PA, Airport System Revenue Series A, 5.00%, 6/15/2022	165,000	175,933
Philadelphia, PA, Authority for Industrial Development Revenue:
5.00%, 7/1/2037	290,000	300,794
Series A, 4.00%, 9/1/2047	385,000	374,682
Series A, 5.00%, 4/1/2036	250,000	253,902
Philadelphia, PA, General Obligation:
Series A, 5.00%, 7/15/2038	100,000	107,426
Series B, 5.00%, 8/1/2033	110,000	120,854
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue:
5.00%, 7/1/2031	100,000	108,776
5.00%, 7/1/2032	1,610,000	1,746,303
Series A, 5.63%, 7/1/2042	410,000	438,392
Philadelphia, PA, School District, General Obligation Series E, 5.25%, 9/1/2023	200,000	209,598
Scranton, PA, General Obligation 5.00%, 11/15/2032	380,000	399,133
Security Description	Principal Amount	Value
Scranton, PA, Redevelopment Authority Revenue Series A, 5.00%, 11/15/2028	$ 195,000	$ 196,032
State Public School Building Authority, PA, Lease Revenue 5.00%, 4/1/2029	150,000	158,205
West Shore, PA, Area Authority Revenue Series A, 5.00%, 7/1/2030	150,000	159,423
		19,955,223
PUERTO RICO — 6.3%
Children's Trust Fund, PR, Tobacco Settlement Revenue:
5.50%, 5/15/2039	720,000	729,641
5.63%, 5/15/2043	3,790,000	3,838,701
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Series A, 4.25%, 7/1/2025	555,000	523,781
Series A, 5.00%, 7/1/2033	2,255,000	2,111,244
Series A, 5.13%, 7/1/2037	475,000	445,906
Series A, 5.25%, 7/1/2029	1,250,000	1,176,562
Series A, 5.25%, 7/1/2042	1,120,000	1,051,400
Series A, 6.00%, 7/1/2038	2,610,000	2,515,387
Series A, 6.00%, 7/1/2044	1,865,000	1,797,394
Series A, 6.00%, 7/1/2047	100,000	94,875
Puerto Rico Convention Center District Authority Revenue 5.00%, 7/1/2031 (a)	165,000	165,096
Puerto Rico Electric Power Authority Revenue:
Series RR, 5.00%, 7/1/2022 (a)	135,000	135,871
Series RR, 5.00%, 7/1/2026	140,000	134,827
Series V V, 5.25%, 7/1/2025 (a)	175,000	187,591
Series V V, 5.25%, 7/1/2027 (a)	460,000	512,790
Series V V, 5.25%, 7/1/2030 (a)	155,000	167,119
Series V V, 5.25%, 7/1/2033 (a)	2,000,000	2,144,620
Puerto Rico Highways & Transportation Authority Revenue:
5.00%, 7/1/2028 (d) (f)	310,000	43,400
Series A, 4.75%, 7/1/2038 (f)	185,000	44,863
Series AA, 5.00%, 7/1/2035 (d) (f)	180,000	108,900
Series CC, 5.25%, 7/1/2033 (a)	120,000	135,995
Series CC, 5.50%, 7/1/2030 (d) (f)	100,000	60,500
Series G, 5.00%, 7/1/2033 (f)	105,000	25,463
Series G, 5.00%, 7/1/2042 (f)	760,000	184,300
Series I, 5.00%, 7/1/2026 (d) (f)	185,000	145,687

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series L, 5.25%, 7/1/2022 (d) (f)	$ 140,000	$ 111,650
Series L, 5.25%, 7/1/2038 (a)	315,000	344,774
Series L-AGC-ICC, 5.25%, 7/1/2041 (a)	125,000	141,363
Series M, 5.00%, 7/1/2046 (f)	305,000	73,963
Series N, 5.25%, 7/1/2030 (a)	645,000	713,544
Series N, 5.25%, 7/1/2031 (a)	725,000	804,054
Series N, 5.25%, 7/1/2039 (d) (f)	350,000	271,250
Series N, 5.50%, 7/1/2023 (f)	110,000	26,675
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue:
Series A, 5.00%, 7/1/2033 (a)	260,000	260,268
Series A, 6.00%, 7/1/2033	100,000	103,514
Puerto Rico Infrastructure Financing Authority Revenue:
Series B, 5.00%, 7/1/2021 (f)	1,000,000	210,000
Series B, 5.00%, 7/1/2022 (f)	140,000	29,400
Series B, 5.00%, 7/1/2037 (f)	510,000	107,100
Series B, 5.00%, 7/1/2041 (f)	330,000	69,300
Series B, 5.00%, 7/1/2046 (f)	555,000	116,550
Series C, 5.50%, 7/1/2021 (d) (f)	110,000	88,138
Series C, 5.50%, 7/1/2023 (a)	185,000	200,009
Series C, 5.50%, 7/1/2024 (a)	415,000	452,852
Series C, 5.50%, 7/1/2026 (a)	290,000	320,311
Series C, 5.50%, 7/1/2027 (a)	470,000	522,287
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue:
Series A, Zero Coupon, 8/1/2044 (a)	10,000,000	2,655,300
Series A, Zero Coupon, 8/1/2054 (a)	130,000	19,893
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
6.13%, 8/1/2029	365,000	146,686
Series A, Zero Coupon, 8/1/2030	405,000	76,132
Series A, 0.00%, 8/1/2031	880,000	156,164
Series A, Zero Coupon, 8/1/2033	240,000	37,682
Series A, Zero Coupon, 8/1/2034	260,000	38,145
Series A, Zero Coupon, 8/1/2036	585,000	74,751
Series A, Zero Coupon, 8/1/2042 (a)	3,965,000	1,166,622
Series A, Zero Coupon, 8/1/2046 (a)	15,000,000	3,594,300
Series A, Zero Coupon, 8/1/2047 (a)	1,000,000	227,630
Series A, 4.88%, 8/1/2024 (f)	100,000	48,500
Series A, 5.00%, 8/1/2040 (a)	240,000	246,079
Series A, 5.63%, 8/1/2030 (f)	150,000	73,500
Security Description	Principal Amount	Value
Series A, 6.13%, 8/1/2029 (f)	$ 100,000	$ 49,000
Series A-1, Zero Coupon, 8/1/2023	730,000	243,032
Series A-1, 5.00%, 8/1/2043 (f)	420,000	205,800
Series B, 5.00%, 8/1/2024 (f)	400,000	196,000
Series C, Zero Coupon, 8/1/2037	285,000	67,576
Series C, Zero Coupon, 8/1/2038	725,000	83,542
Series C, 4.00%, 8/1/2027 (f)	435,000	365,400
Series D, 3.80%, 8/1/2023 (f)	200,000	162,000
University of Puerto Rico, PR, Revenue Series P, 5.00%, 6/1/2022	205,000	190,137
		33,572,786
RHODE ISLAND — 0.1%
Rhode Island State, Health & Educational Building Corp. Revenue 5.00%, 5/15/2028	250,000	278,240
SOUTH CAROLINA — 0.6%
South Carolina State, Jobs - Economic Development Authority Revenue:
4.00%, 11/15/2027	500,000	499,605
5.00%, 11/1/2037	500,000	515,065
Series A, 5.25%, 8/1/2030	350,000	397,281
Series A, 7.00%, 11/1/2033	270,000	284,129
South Carolina State, Ports Authority Revenue 4.00%, 7/1/2040	245,000	244,635
South Carolina State, Public Service Authority Revenue:
5.25%, 12/1/2055	305,000	327,152
Series A, 5.00%, 12/1/2055	240,000	251,330
Series A, 5.50%, 12/1/2054	320,000	344,765
Series B, 5.13%, 12/1/2043	340,000	357,830
Series E, 5.00%, 12/1/2048	100,000	104,429
		3,326,221
TENNESSEE — 0.9%
Bristol Industrial Development Board Revenue Series A, 5.13%, 12/1/2042 (b)	400,000	375,476
Chattanooga-Hamilton County, TN, Hospital Authority Revenue 5.00%, 10/1/2039	75,000	79,374
Greeneville Health & Educational Facilities Board Revenue:
4.00%, 7/1/2040	250,000	245,353
5.00%, 7/1/2036	460,000	509,330
5.00%, 7/1/2037	200,000	220,414
Johnson City, TN, Health & Educational Facilities Board Revenue:
5.00%, 2/15/2034	885,000	798,535

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/15/2042	$ 415,000	$ 433,505
Knox County, TN, Health Educational & Housing Facility Board Revenue:
5.00%, 9/1/2027	230,000	258,566
5.00%, 4/1/2031	240,000	261,293
Memphis-Shelby County, TN, Industrial Development Board, Tax Allocation Series A, 5.50%, 7/1/2037	100,000	106,340
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facility Revenue Series A, 5.63%, 6/15/2047 (b)	370,000	350,834
Shelby County, TN, Health Educational & Housing Facilities Board Revenue Series A, 5.50%, 9/1/2047	400,000	372,676
Tennessee State, Energy Acquisition Corp., Gas Revenue:
5.00%, 2/1/2024	100,000	110,559
5.00%, 2/1/2027	245,000	273,974
5.25%, 9/1/2022	190,000	208,544
		4,604,773
TEXAS — 5.9%
Arlington, TX, Higher Education Finance Corp. Revenue:
Series A, 4.38%, 8/15/2036	135,000	132,124
Series A, 5.00%, 6/15/2046	225,000	225,603
Series A, 5.00%, 8/15/2048	15,000	14,350
Austin Convention Enterprises, Inc., TX, Convention Center Revenue Series A, 5.00%, 1/1/2034	400,000	442,036
Austin, TX, Community College District Revenue 3.25%, 2/1/2037	110,000	104,012
Bexar County, TX, Health Facilities Development Corp. Revenue 4.00%, 7/15/2036	500,000	488,760
Celina, TX, Special Assessment Revenue 5.50%, 9/1/2032	400,000	398,440
Central Texas Regional Mobility Authority Revenue 5.00%, 1/1/2022	350,000	378,136
Clifton, TX, Higher Education Finance Corp. Educational Revenue Series A, 3.95%, 12/1/2032	115,000	114,132
Clifton, TX, Higher Education Finance Corp. Eductional Revenue Series A, 4.35%, 12/1/2042	290,000	290,534
Security Description	Principal Amount	Value
Corpus Christi, TX, Utility System Revenue 3.13%, 7/15/2032	$ 100,000	$ 96,455
Dallas County, TX, Flood Control District No. 1, General Obligation 5.00%, 4/1/2028 (b)	500,000	517,895
Dallas/Fort Worth, TX, International Airport Revenue Series H, 5.00%, 11/1/2027	140,000	149,369
Decatur, TX, Hospital Authority Revenue:
Series A, 6.63%, 9/1/2031	340,000	392,217
Series A-REF, 5.25%, 9/1/2029	335,000	363,267
Flower Mound Town, TX, Special Assessment 6.13%, 9/1/2028	500,000	504,650
Fort Bend County, TX, Industrial Development Corp. Revenue Series B, 4.75%, 11/1/2042	385,000	393,431
Gulf Coast, TX, Industrial Development Authority Revenue 4.88%, 5/1/2025	250,000	256,335
Hale Center, TX, Education Facilities Corp. Revenue 5.00%, 3/1/2035	150,000	157,971
Harris County Cultural Education Facilities Finance Corp. Revenue Series A, 5.13%, 1/1/2048	120,000	123,610
Harris County Municipal Utility District No. 165, General Obligation 3.25%, 3/1/2029	100,000	100,286
Houston, TX, Airport System Revenue:
4.50%, 7/1/2020	1,150,000	1,182,269
Series A, 5.00%, 7/1/2024	100,000	106,731
Series A, 6.50%, 7/15/2030	300,000	324,669
Series B-2, 5.00%, 7/15/2020	1,500,000	1,561,845
Series C, 5.00%, 7/15/2020	500,000	520,615
Love Field, TX, Airport Modernization Corp. Revenue 5.25%, 11/1/2040	60,000	63,112
Lower Colorado River Authority Revenue Series A, 5.00%, 5/15/2024	110,000	119,776
Lower Colorado River, TX, Authority Revenue Series B, 3.13%, 5/15/2033	160,000	153,354
Matagorda County, TX, Navigation District No. 1, Revenue Series A, 4.40%, 5/1/2030 (a)	235,000	252,900
Mesquite, TX, Health Facility Development Corp. Revenue 5.13%, 2/15/2042	1,000,000	1,027,070

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Mission, TX, Economic Development Corp. Revenue:
6.50%, 12/1/2033 (b)	$ 665,000	$ 642,569
7.75%, 1/1/2045 (b)	940,000	792,740
New Hope, Cultural Education Facilities Corp. Revenue:
5.00%, 11/15/2031	850,000	902,946
5.00%, 11/15/2036	550,000	576,510
5.00%, 1/1/2047	500,000	507,390
5.00%, 7/1/2047	1,000,000	874,790
5.50%, 1/1/2049	1,000,000	1,051,640
Series A, 4.75%, 4/1/2046	150,000	152,905
Series A, 5.00%, 4/1/2042	2,000,000	2,138,420
Series A, 5.00%, 4/1/2046	335,000	350,209
Series A, 5.50%, 7/1/2054	100,000	97,548
Newark Higher Education Finance Corp., TX, Revenue Series A, 5.13%, 8/15/2047	1,000,000	1,006,730
North East, TX, Regional Mobility Authority Revenue 5.00%, 1/1/2030	225,000	247,941
North Harris County, TX, Regional Water Authority Revenue 3.00%, 12/15/2036	180,000	157,279
North Texas Tollway Authority Revenue Series I, 6.20%, 1/1/2042 (a)	180,000	212,243
Red River Education Finance Corp., TX, Revenue 5.00%, 6/1/2046	120,000	128,256
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue Series A, 7.50%, 11/15/2034	1,000,000	1,128,640
SA Energy Acquisition Public Facility Corp., Revenue:
5.50%, 8/1/2025	105,000	120,471
5.50%, 8/1/2027	110,000	128,862
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue:
4.00%, 5/15/2027	500,000	497,100
4.50%, 11/15/2021	850,000	722,823
5.00%, 10/1/2044	200,000	210,570
5.25%, 11/15/2047	110,000	115,514
5.63%, 11/15/2041	500,000	421,550
6.75%, 11/15/2052	300,000	328,245
Series B, 4.00%, 11/15/2025	235,000	239,075
Series B, 4.50%, 11/15/2036	150,000	146,539
Texas State, Municipal Gas Acquisition & Supply Corp. I Revenue Series D, 6.25%, 12/15/2026	285,000	327,639
Texas State, Municipal Gas Acquisition & Supply Corp. III Revenue:
5.00%, 12/15/2022	80,000	87,628
Security Description	Principal Amount	Value
5.00%, 12/15/2026	$ 25,000	$ 27,114
5.00%, 12/15/2030	330,000	354,245
5.00%, 12/15/2031	500,000	535,715
Texas State, Private Activity Bond Surface Transportation Corp. Revenue:
5.00%, 12/31/2040	280,000	299,264
5.00%, 12/31/2045	350,000	372,942
5.00%, 12/31/2055	490,000	519,268
7.00%, 6/30/2040	475,000	509,718
7.50%, 12/31/2031	1,500,000	1,592,985
Texas State, Turnpike System Revenue:
Series C, 5.00%, 8/15/2034	500,000	538,365
Series C, 5.00%, 8/15/2037	500,000	533,990
Westlake Town, TX, Special Assessment:
6.13%, 9/1/2035	395,000	392,306
6.25%, 9/1/2040	370,000	369,537
6.38%, 9/1/2045	505,000	505,662
		31,821,837
U. S. VIRGIN ISLANDS — 1.3%
Virgin Islands Public Finance Authority Revenue:
Series A, 4.00%, 7/1/2021 (d)	115,000	112,700
Series A, 4.00%, 10/1/2022 (d)	110,000	108,625
Series A, 5.00%, 10/1/2024 (d)	100,000	98,500
Series A, 5.00%, 10/1/2025 (d)	10,000	10,050
Series A, 5.00%, 10/1/2029 (d)	1,080,000	1,085,400
Series A, 5.00%, 7/1/2031 (d)	820,000	752,350
Series A, 5.00%, 10/1/2032 (d)	1,125,000	1,096,900
Series A, 6.00%, 10/1/2039 (d)	500,000	499,375
Series A1, 4.50%, 10/1/2024 (d)	350,000	351,750
Series A1, 5.00%, 10/1/2029 (d)	100,000	100,500
Series A1, 5.00%, 10/1/2039 (d)	165,000	164,587
Series B, 5.00%, 10/1/2025	420,000	410,025
Series B, 5.25%, 10/1/2029	695,000	671,544
Series B, 6.63%, 10/1/2029 (d)	750,000	756,375
Series C, 5.00%, 10/1/2030 (d)	1,000,000	962,500
		7,181,181
UTAH — 0.6%
Box Elder County, UT, Solid Waste Disposal Revenue Series A, 8.00%, 12/1/2039 (b)	320,000	298,905
Salt Lake County, UT, Revenue Series A-1, 5.00%, 12/1/2033 (e)	1,000,000	1,006,440
Utah State, Charter School Finance Authority Revenue:
4.50%, 6/15/2027 (b)	200,000	196,736
5.38%, 6/15/2048 (b)	1,400,000	1,402,282
Series A, 5.80%, 6/15/2038	90,000	90,144

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series A, 7.00%, 7/15/2045	$ 110,000	$ 115,199
		3,109,706
VERMONT — 0.2%
University of Vermont & State Agricultural College, VT, Revenue 4.00%, 10/1/2037	105,000	106,907
Vermont State, Economic Development Authority Revenue Series A, 5.00%, 5/1/2047	1,000,000	1,034,510
Vermont State, Student Assistance Corp., Revenue Series B, 4.50%, 6/15/2045	115,000	111,514
		1,252,931
VIRGINIA — 1.6%
Amherst, VA, Industrial Development Authority Revenue 5.00%, 9/1/2026	140,000	134,596
Cherry Hill, VA, Community Development Authority, Special Assessment 5.40%, 3/1/2045 (b)	335,000	340,789
Chesapeake, VA, Chesapeake Expressway Toll Road Revenue Series A, 5.00%, 7/15/2047	50,000	53,018
Henrico County Economic Development Authority Revenue Series C, 5.00%, 12/1/2047	1,000,000	1,040,200
Lexington, VA, Industrial Development Authority Revenue:
4.00%, 1/1/2031	110,000	111,540
Series A, 5.00%, 1/1/2048	155,000	165,261
Lower Magnolia, VA, Green Community Development Authority, Special Assessment 5.00%, 3/1/2035 (b)	980,000	990,133
Newport News, VA, Economic Development Authority Revenue 5.00%, 12/1/2038	500,000	521,670
Norfolk, VA, Redevelopment & Housing Authority Revenue 5.38%, 1/1/2035	250,000	262,753
Peninsula Town Center, VA, Community Development Authority Revenue 5.00%, 9/1/2037 (b)	200,000	211,178
Prince William County, VA, Industrial Development Authority Revenue 4.00%, 11/1/2046	155,000	156,449
Security Description	Principal Amount	Value
Roanoke, VA, Economic Development Authority Revenue Series A, 4.00%, 9/1/2048	$ 880,000	$ 824,516
Stafford County Economic Development Authority Revenue 4.00%, 6/15/2037	400,000	390,700
Tobacco Settlement Financing Corp., VA, Revenue:
Series B1, 5.00%, 6/1/2047	1,600,000	1,599,952
Series C-1ST SUB, Zero Coupon, 6/1/2047	500,000	55,255
Virginia State, College Building Authority Revenue Series A, 5.00%, 7/1/2030 (b)	875,000	924,656
Virginia State, Small Business Financing Authority Revenue:
5.00%, 7/1/2034	500,000	527,160
Series SR, 5.50%, 1/1/2042	250,000	268,657
		8,578,483
WASHINGTON — 1.1%
Port of Seattle, WA, Airport Authority Revenue Series C, 5.00%, 5/1/2031	130,000	146,809
Port of Seattle, WA, Industrial Development Corp. Revenue 5.00%, 4/1/2030	100,000	107,744
Tacoma, WA, Consolidated Local Improvement Districts, Special Assessment 5.75%, 4/1/2043	280,000	280,193
Washington State, Economic Development Finance Authority Revenue:
7.25%, 1/1/2032 (b)	100,000	98,565
7.50%, 1/1/2032 (b)	535,000	605,053
Washington State, Health Care Facilities Authority Revenue:
4.00%, 7/1/2036	630,000	616,631
Series A, 5.00%, 2/1/2041	350,000	360,210
Washington State, Housing Finance Commission Revenue:
5.00%, 7/1/2033	100,000	106,774
5.00%, 1/1/2036 (b)	825,000	875,276
5.00%, 7/1/2046 (b)	520,000	531,008
5.00%, 7/1/2051 (b)	1,250,000	1,272,400
Series A, 6.75%, 7/1/2035 (b)	640,000	687,123
Series A, 7.00%, 7/1/2045 (b)	345,000	370,389
		6,058,175
WEST VIRGINIA — 0.1%
Monongalia County, WV, Commission Special District Revenue Series A, 5.50%, 6/1/2037 (b)	225,000	230,431

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
West Virginia State, Economic Development Authority Revenue Series A, 5.38%, 12/1/2038	$ 140,000	$ 148,239
West Virginia State, Hospital Finance Authority Revenue Series A, 5.00%, 9/1/2026	100,000	107,781
		486,451
WISCONSIN — 3.6%
Platteville Redevelopment Authority, Revenue 5.00%, 7/1/2042	335,000	343,710
Public Finance Authority Revenue:
4.00%, 8/1/2035	940,000	896,657
5.00%, 9/1/2030 (b)	400,000	415,104
5.25%, 4/1/2030	775,000	818,245
5.25%, 3/1/2035 (b)	750,000	765,922
5.25%, 5/15/2052 (b)	1,300,000	1,391,975
5.88%, 4/1/2045	530,000	564,519
5.88%, 6/15/2047 (b)	800,000	755,040
6.25%, 10/1/2031 (b)	200,000	193,446
6.25%, 1/1/2038 (b)	500,000	509,780
6.38%, 1/1/2048 (b)	500,000	509,905
6.75%, 12/1/2042 (b)	3,000,000	3,407,910
Series A, 5.00%, 6/15/2037 (b)	425,000	423,436
Series A, 5.00%, 6/15/2046 (b)	1,000,000	902,990
Series A, 5.13%, 10/1/2045	415,000	419,100
Series A, 5.13%, 6/15/2047 (b)	1,130,000	1,122,350
Series A, 5.13%, 6/1/2048 (b)	350,000	355,180
Series A, 5.20%, 6/1/2037	1,000,000	969,730
Series A, 5.38%, 7/15/2047 (b)	500,000	508,890
Series A, 6.20%, 10/1/2042	325,000	343,184
Series A, 6.50%, 9/1/2048	480,000	475,589
Wisconsin Health & Educational Facilities Authority:
3.50%, 2/15/2046	200,000	177,644
Series B, 5.00%, 9/15/2037	590,000	611,582
Wisconsin Health & Educational Facilities Authority Revenue:
4.00%, 8/15/2038	160,000	161,618
5.00%, 8/1/2037	150,000	152,453
5.50%, 5/1/2034	350,000	360,475
3.50%, 7/1/2040	100,000	86,718
4.00%, 7/1/2046	335,000	320,357
Series B, 5.00%, 2/15/2042	150,000	160,077
Series B, 5.00%, 9/15/2045	1,000,000	1,033,250
		19,156,836
WYOMING — 0.0% (h)
Laramie County, WY, Hospital Revenue 5.00%, 5/1/2042	165,000	174,649
TOTAL MUNICIPAL BONDS & NOTES (Cost $521,291,991)		529,478,093

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (i) (j) (Cost $3,927,166)	3,927,166	$ 3,927,166
TOTAL INVESTMENTS — 99.5% (Cost $525,219,157)		533,405,259
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		2,801,158
NET ASSETS — 100.0%		$ 536,206,417

(a)	Bond is insured by the following:

% of Net Assets
National Public Finance Guaranty Corp.	2.2%
Ambac Financial Group	1.5%
Assured Guaranty Municipal Corp.	1.1%
Assured Guaranty Corp.	0.1%

(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 15.9% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	When-issued security.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2018, total aggregate fair value of securities is $8,014,154 representing 1.5% of net assets.
(e)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(f)	Security is currently in default and/or issuer is in bankruptcy.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(h)	Amount is less than 0.05% of net assets.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at September 30, 2018.

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes
Alabama	$ —	$ 6,720,899	$ —	$ 6,720,899
Alaska	—	1,575,483	—	1,575,483
Arizona	—	10,952,934	—	10,952,934
Arkansas	—	2,004,185	—	2,004,185
California	—	68,963,138	—	68,963,138
Colorado	—	15,872,198	—	15,872,198
Connecticut	—	6,655,738	—	6,655,738
Delaware	—	740,168	—	740,168
District of Columbia	—	3,552,022	—	3,552,022
Florida	—	32,098,156	0(a)	32,098,156
Georgia	—	3,696,967	—	3,696,967
Guam	—	1,869,311	—	1,869,311
Hawaii	—	1,356,610	—	1,356,610
Idaho	—	795,852	—	795,852
Illinois	—	58,109,017	—	58,109,017
Indiana	—	6,253,239	—	6,253,239
Iowa	—	5,498,034	—	5,498,034
Kansas	—	2,191,139	—	2,191,139
Kentucky	—	5,807,289	—	5,807,289
Louisiana	—	5,667,463	—	5,667,463
Maine	—	3,009,640	—	3,009,640
Maryland	—	8,564,358	—	8,564,358
Massachusetts	—	4,250,299	—	4,250,299
Michigan	—	10,265,249	—	10,265,249
Minnesota	—	6,357,091	—	6,357,091
Mississippi	—	1,158,927	—	1,158,927
Missouri	—	5,762,257	—	5,762,257
Montana	—	417,879	—	417,879
Nebraska	—	379,425	—	379,425
Nevada	—	3,741,473	—	3,741,473
New Hampshire	—	3,444,698	—	3,444,698
New Jersey	—	26,585,363	0(a)	26,585,363
New Mexico	—	1,072,344	—	1,072,344
New York	—	37,769,975	—	37,769,975
North Carolina	—	2,086,280	—	2,086,280
North Dakota	—	165,663	—	165,663
Ohio	—	24,814,490	—	24,814,490
Oklahoma	—	6,095,114	—	6,095,114
Oregon	—	3,600,234	—	3,600,234
Pennsylvania	—	19,955,223	—	19,955,223
Puerto Rico	—	33,572,786	—	33,572,786
Rhode Island	—	278,240	—	278,240
South Carolina	—	3,326,221	—	3,326,221
Tennessee	—	4,604,773	—	4,604,773
Texas	—	31,821,837	—	31,821,837
U. S. Virgin Islands	—	7,181,181	—	7,181,181
Utah	—	3,109,706	—	3,109,706
Vermont	—	1,252,931	—	1,252,931
Virginia	—	8,578,483	—	8,578,483
See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Washington	$ —	$ 6,058,175	$ —	$ 6,058,175
West Virginia	—	486,451	—	486,451
Wisconsin	—	19,156,836	—	19,156,836
Wyoming	—	174,649	—	174,649
Short-Term Investment	3,927,166	—	—	3,927,166
TOTAL INVESTMENTS	$3,927,166	$529,478,093	$ 0	$533,405,259

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2018.
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,960,612	$2,960,612	$24,079,401	$23,112,847	$—	$—	3,927,166	$3,927,166	$11,678	$—
See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 25.9%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc.:
3.75%, 2/15/2023	$ 249,000	$ 246,393
4.20%, 4/15/2024	230,000	230,274
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	286,000	271,443
3.63%, 5/1/2022	250,000	248,622
4.45%, 8/15/2020	169,000	172,486
WPP Finance 2010 3.75%, 9/19/2024	256,000	247,099
		1,416,317
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
1.65%, 10/30/2020	150,000	145,854
2.13%, 3/1/2022	100,000	96,634
2.80%, 3/1/2023	100,000	97,946
2.80%, 3/1/2027	188,000	176,791
2.85%, 10/30/2024	145,000	139,776
3.25%, 3/1/2028	95,000	92,204
3.55%, 3/1/2038	65,000	61,491
3.63%, 3/1/2048	35,000	32,436
3.65%, 3/1/2047	100,000	92,718
6.13%, 2/15/2033	15,000	18,505
Embraer Netherlands Finance B.V.:
5.05%, 6/15/2025	400,000	402,224
5.40%, 2/1/2027	135,000	137,865
General Dynamics Corp.:
1.88%, 8/15/2023	50,000	46,582
2.13%, 8/15/2026	50,000	44,784
2.25%, 11/15/2022	154,000	147,201
2.38%, 11/15/2024	125,000	117,060
3.38%, 5/15/2023 (a)	100,000	99,811
3.75%, 5/15/2028	110,000	110,224
Harris Corp.:
2.70%, 4/27/2020	302,000	299,028
4.85%, 4/27/2035	100,000	102,550
5.05%, 4/27/2045	595,000	624,530
L3 Technologies, Inc.:
3.85%, 6/15/2023	105,000	105,202
3.95%, 5/28/2024	124,000	122,343
4.40%, 6/15/2028	150,000	149,612
4.95%, 2/15/2021	99,000	101,870
Lockheed Martin Corp.:
2.50%, 11/23/2020	295,000	290,873
2.90%, 3/1/2025	350,000	334,638
3.10%, 1/15/2023	100,000	98,878
3.35%, 9/15/2021	143,000	143,183
3.55%, 1/15/2026	720,000	711,842
3.60%, 3/1/2035	25,000	23,352
4.07%, 12/15/2042	125,000	121,499
4.25%, 11/15/2019	225,000	228,127
Security Description	Principal Amount	Value
4.70%, 5/15/2046	$ 236,000	$ 251,517
Northrop Grumman Corp.:
2.08%, 10/15/2020	200,000	195,532
2.93%, 1/15/2025	250,000	237,135
3.20%, 2/1/2027	477,000	449,759
3.25%, 8/1/2023	205,000	201,443
3.25%, 1/15/2028	224,000	210,567
3.85%, 4/15/2045	310,000	282,267
4.03%, 10/15/2047	460,000	430,790
4.75%, 6/1/2043	200,000	207,196
5.05%, 11/15/2040	20,000	21,400
Raytheon Co.:
2.50%, 12/15/2022	224,000	216,928
3.13%, 10/15/2020	417,000	416,942
4.20%, 12/15/2044	20,000	20,483
4.40%, 2/15/2020	10,000	10,193
Rockwell Collins, Inc.:
2.80%, 3/15/2022	103,000	100,388
3.20%, 3/15/2024	140,000	135,293
3.50%, 3/15/2027	296,000	281,543
3.70%, 12/15/2023	100,000	99,544
4.35%, 4/15/2047	250,000	239,852
4.80%, 12/15/2043	562,000	572,785
Spirit AeroSystems, Inc.:
3.85%, 6/15/2026	25,000	23,862
4.60%, 6/15/2028	100,000	99,296
United Technologies Corp.:
1.50%, 11/1/2019	160,000	157,408
1.95%, 11/1/2021	346,000	330,880
2.30%, 5/4/2022	100,000	95,642
2.65%, 11/1/2026	357,000	322,767
3.13%, 5/4/2027	250,000	233,197
3.35%, 8/16/2021	45,000	44,955
3.65%, 8/16/2023	110,000	109,649
3.75%, 11/1/2046	237,000	207,719
3.95%, 8/16/2025	75,000	74,704
4.05%, 5/4/2047 (a)	200,000	183,988
4.13%, 11/16/2028	180,000	179,068
4.15%, 5/15/2045	360,000	336,110
4.45%, 11/16/2038	60,000	59,572
4.50%, 4/15/2020	357,000	364,079
4.50%, 6/1/2042	293,000	289,358
4.63%, 11/16/2048	100,000	100,508
5.70%, 4/15/2040	60,000	68,590
6.05%, 6/1/2036	100,000	116,161
7.50%, 9/15/2029	85,000	107,840
		13,604,543
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.63%, 1/14/2020	150,000	149,161
2.85%, 8/9/2022	717,000	700,882
2.95%, 5/2/2023	100,000	97,040
4.00%, 1/31/2024	473,000	479,679
4.75%, 5/5/2021	110,000	113,694
5.38%, 1/31/2044	275,000	296,070
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	331,000	302,524

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 9/15/2047	$ 115,000	$ 105,242
4.54%, 3/26/2042	50,000	51,356
BAT Capital Corp.:
2.30%, 8/14/2020 (b)	139,000	136,244
2.76%, 8/15/2022 (b)	111,000	107,015
3.22%, 8/15/2024 (b)	412,000	392,496
3.56%, 8/15/2027 (b)	470,000	437,673
4.39%, 8/15/2037 (b)	511,000	474,893
4.54%, 8/15/2047 (b)	667,000	614,747
Bunge, Ltd. Finance Corp.:
3.00%, 9/25/2022	122,000	116,210
3.25%, 8/15/2026	40,000	36,094
3.50%, 11/24/2020	75,000	74,754
3.75%, 9/25/2027	38,000	34,945
4.35%, 3/15/2024	100,000	99,130
Philip Morris International, Inc.:
1.88%, 11/1/2019	50,000	49,437
1.88%, 2/25/2021	222,000	214,803
2.13%, 5/10/2023	75,000	70,260
2.38%, 8/17/2022	167,000	160,288
2.50%, 11/2/2022	159,000	153,171
2.63%, 2/18/2022	50,000	48,645
2.75%, 2/25/2026 (a)	61,000	56,662
2.90%, 11/15/2021	315,000	310,675
3.13%, 3/2/2028 (a)	150,000	141,755
3.25%, 11/10/2024	374,000	365,645
3.38%, 8/11/2025	820,000	796,630
4.13%, 3/4/2043	104,000	96,328
4.25%, 11/10/2044	620,000	584,393
Reynolds American, Inc.:
3.25%, 6/12/2020	225,000	224,570
4.00%, 6/12/2022	100,000	100,762
4.45%, 6/12/2025	806,000	811,166
6.88%, 5/1/2020	155,000	163,292
		9,168,331
AIRLINES — 0.1%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 1/15/2023	116,620	119,326
American Airlines 2014-1 Pass Through Trust, Class A Series A, 3.70%, 4/1/2028	80,400	78,550
American Airlines 2015-1 Pass Through Trust, Class A 3.38%, 5/1/2027	490,678	470,173
American Airlines 2015-2 Pass Through Trust, Class AA 3.60%, 3/22/2029	88,161	85,772
American Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.58%, 7/15/2029	45,219	43,797
American Airlines 2016-2 Pass Through Trust, Class AA Series AA, 3.20%, 12/15/2029	23,050	21,756
Security Description	Principal Amount	Value
American Airlines 2016-3 Pass Through Trust, Class AA 3.00%, 4/15/2030	$ 246,232	$ 229,313
Continental Airlines 2012-1 Pass Through Trust, Class A Series A, 4.15%, 10/11/2025	75,391	75,966
Continental Airlines 2012-2 Pass Through Trust, Class A Series 2-A, 4.00%, 10/29/2024	15,451	15,442
Delta Air Lines, Inc.:
2.60%, 12/4/2020	290,000	283,727
3.40%, 4/19/2021	45,000	44,719
3.80%, 4/19/2023	60,000	58,894
4.38%, 4/19/2028	100,000	96,640
Southwest Airlines Co.:
2.65%, 11/5/2020	95,000	93,736
2.75%, 11/6/2019	90,000	89,612
United Airlines 2013-1 Pass Through Trust, Class A Series A, 4.30%, 2/15/2027	80,249	81,387
United Airlines 2014-2 Pass Through Trust, Class A Series A, 3.75%, 3/3/2028	381,496	375,908
United Airlines 2015-1 Pass Through Trust, Class AA 3.45%, 6/1/2029	158,077	152,691
United Airlines 2016-1 Pass Through Trust, Class A Series A, 3.45%, 1/7/2030	35,995	34,320
United Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.10%, 1/7/2030	341,003	322,340
United Airlines 2018-1 Pass Through Trust, Class AA Series AA, 3.50%, 9/1/2031	45,000	43,249
		2,817,318
APPAREL — 0.0% (c)
NIKE, Inc.:
2.25%, 5/1/2023	390,000	372,812
2.38%, 11/1/2026	156,000	141,553
3.38%, 11/1/2046	65,000	57,061
3.88%, 11/1/2045	57,000	54,971
Ralph Lauren Corp. 3.75%, 9/15/2025	100,000	98,814
		725,211
AUTO MANUFACTURERS — 0.5%
American Honda Finance Corp.:
Series GMTN, 1.70%, 9/9/2021	213,000	203,892
Series GMTN, 2.65%, 2/12/2021	100,000	98,800
Series GMTN, 3.00%, 6/16/2020	200,000	199,674
Series GMTN, 3.45%, 7/14/2023	200,000	199,580

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 3.50%, 2/15/2028 (a)	$ 100,000	$ 97,815
Series MTN, 2.00%, 11/13/2019	250,000	247,460
Series MTN, 2.00%, 2/14/2020	100,000	98,689
Series MTN, 2.90%, 2/16/2024	100,000	96,618
Daimler Finance North America LLC 8.50%, 1/18/2031	175,000	243,588
Ford Motor Co.:
4.35%, 12/8/2026	110,000	103,618
5.29%, 12/8/2046 (a)	187,000	166,331
7.40%, 11/1/2046	171,000	192,546
7.45%, 7/16/2031	275,000	305,632
Ford Motor Credit Co. LLC:
2.43%, 6/12/2020	100,000	97,905
2.68%, 1/9/2020	220,000	217,699
3.10%, 5/4/2023	279,000	261,763
3.16%, 8/4/2020	170,000	168,285
3.20%, 1/15/2021	200,000	196,856
3.34%, 3/18/2021	297,000	292,643
3.47%, 4/5/2021	100,000	98,685
3.66%, 9/8/2024	134,000	125,385
3.81%, 10/12/2021	200,000	198,268
3.82%, 11/2/2027 (a)	330,000	295,498
4.13%, 8/4/2025	399,000	376,385
4.14%, 2/15/2023	350,000	344,183
4.38%, 8/6/2023	483,000	477,359
4.69%, 6/9/2025	200,000	195,642
5.75%, 2/1/2021	500,000	518,915
5.88%, 8/2/2021	330,000	345,204
Series GMTN, 4.39%, 1/8/2026	295,000	280,483
General Motors Co.:
4.20%, 10/1/2027 (a)	100,000	94,189
4.88%, 10/2/2023	200,000	204,674
5.15%, 4/1/2038	165,000	153,617
5.40%, 4/1/2048 (a)	100,000	93,128
5.95%, 4/1/2049	150,000	149,267
6.60%, 4/1/2036	307,000	328,069
General Motors Financial Co., Inc.:
2.35%, 10/4/2019	260,000	258,211
2.45%, 11/6/2020	236,000	231,058
2.65%, 4/13/2020	85,000	84,107
3.20%, 7/13/2020	690,000	687,723
3.20%, 7/6/2021	258,000	254,350
3.25%, 1/5/2023	650,000	627,204
3.45%, 1/14/2022	425,000	418,884
3.45%, 4/10/2022	100,000	98,291
3.50%, 11/7/2024	200,000	188,494
3.70%, 11/24/2020	50,000	50,220
3.70%, 5/9/2023	170,000	166,070
3.85%, 1/5/2028	458,000	417,224
3.95%, 4/13/2024	208,000	202,494
4.00%, 1/15/2025	250,000	241,582
Security Description	Principal Amount	Value
4.00%, 10/6/2026	$ 128,000	$ 120,248
4.20%, 3/1/2021	50,000	50,600
4.30%, 7/13/2025	329,000	319,910
4.35%, 4/9/2025	200,000	196,038
4.35%, 1/17/2027	205,000	196,160
PACCAR Financial Corp.:
3.15%, 8/9/2021	100,000	99,658
Series MTN, 1.95%, 2/27/2020	60,000	59,110
Series MTN, 2.30%, 8/10/2022	150,000	143,810
Series MTN, 2.80%, 3/1/2021	85,000	84,085
Toyota Motor Corp.:
3.18%, 7/20/2021	100,000	100,099
3.42%, 7/20/2023 (a)	150,000	149,903
3.67%, 7/20/2028	105,000	104,363
Toyota Motor Credit Corp.:
1.95%, 4/17/2020	100,000	98,457
Series GMTN, 1.90%, 4/8/2021	100,000	96,921
Series GMTN, 2.20%, 1/10/2020	650,000	644,104
Series GMTN, 2.70%, 1/11/2023	308,000	299,197
Series GMTN, 2.80%, 7/13/2022	50,000	49,021
Series GMTN, 3.05%, 1/11/2028	508,000	480,146
Series MTN, 1.55%, 10/18/2019	100,000	98,666
Series MTN, 2.15%, 3/12/2020	134,000	132,541
Series MTN, 2.15%, 9/8/2022	125,000	119,160
Series MTN, 2.25%, 10/18/2023	100,000	94,095
Series MTN, 2.60%, 1/11/2022	217,000	212,206
Series MTN, 2.63%, 1/10/2023 (a)	125,000	120,931
Series MTN, 2.75%, 5/17/2021	300,000	296,493
Series MTN, 2.95%, 4/13/2021	275,000	273,666
Series MTN, 3.30%, 1/12/2022	92,000	91,983
Series MTN, 3.40%, 4/14/2025	150,000	147,749
		16,573,577
AUTO PARTS & EQUIPMENT — 0.0% (c)
Aptiv Corp. 4.15%, 3/15/2024	40,000	40,118
Aptiv PLC:
3.15%, 11/19/2020	50,000	49,487
4.40%, 10/1/2046	110,000	98,959
Lear Corp. 5.25%, 1/15/2025	100,000	103,258

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Magna International, Inc. 3.63%, 6/15/2024	$ 100,000	$ 98,833
		390,655
BANKS — 5.7%
Australia & New Zealand Banking Group, Ltd.:
2.55%, 11/23/2021	313,000	303,757
Series MTN, 2.25%, 11/9/2020	250,000	244,673
Series MTN, 2.30%, 6/1/2021	300,000	291,015
Banco Santander SA:
3.13%, 2/23/2023	32,000	30,402
3.80%, 2/23/2028	223,000	202,923
3.85%, 4/12/2023	200,000	195,150
4.25%, 4/11/2027	420,000	397,769
4.38%, 4/12/2028	203,000	192,907
5.18%, 11/19/2025 (a)	200,000	201,146
Bancolombia SA 5.95%, 6/3/2021	305,000	319,298
Bank of America Corp.:
4.10%, 7/24/2023	825,000	840,790
5.70%, 1/24/2022	106,000	113,447
6.22%, 9/15/2026	100,000	110,611
7.75%, 5/14/2038	427,000	579,016
3 Month USD LIBOR + 0.37%, 2.74%, 1/23/2022 (d)	395,000	388,301
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (d)	305,000	301,325
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (d)	1,000,000	969,680
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (d)	184,000	177,120
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (d)	935,000	908,409
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (d)	535,000	501,798
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (d)	395,000	362,776
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (d)	242,000	232,659
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (d)	120,000	117,317
Series GMTN, 2.63%, 4/19/2021	243,000	238,910
Series GMTN, 3.30%, 1/11/2023	715,000	704,747
Series GMTN, 3.50%, 4/19/2026	783,000	756,112
Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (d)	$ 150,000	$ 147,290
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (d)	713,000	688,672
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (d)	251,000	239,050
Series L, 2.25%, 4/21/2020	200,000	197,274
Series L, 3.95%, 4/21/2025	191,000	186,905
Series L, 4.75%, 4/21/2045	40,000	40,486
Series MTN, 2.15%, 11/9/2020	157,000	153,491
Series MTN, 2.50%, 10/21/2022	536,000	512,872
Series MTN, 3.25%, 10/21/2027	581,000	541,753
Series MTN, 3.88%, 8/1/2025	497,000	493,317
Series MTN, 4.00%, 4/1/2024	112,000	112,965
Series MTN, 4.13%, 1/22/2024	262,000	266,137
Series MTN, 4.20%, 8/26/2024	367,000	368,259
Series MTN, 4.25%, 10/22/2026	257,000	253,831
Series MTN, 4.45%, 3/3/2026	356,000	356,295
Series MTN, 4.88%, 4/1/2044	612,000	641,682
Series MTN, 5.00%, 1/21/2044	200,000	213,798
Series MTN, 5.88%, 2/7/2042	41,000	48,432
Series MTN, 3 Month USD LIBOR + 0.63%, 2.33%, 10/1/2021 (d)	354,000	345,876
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (d)	1,000,000	999,340
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (d)	400,000	399,684
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (d)	303,000	295,883
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (d)	154,000	146,626
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (d)	400,000	399,728
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (d)	439,000	426,805
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (d)	291,000	289,664
Bank of Montreal:
3 Month USD LIBOR + 1.43%, 3.80%, 12/15/2032 (d)	241,000	224,937

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series D, 3.10%, 4/13/2021	$ 90,000	$ 89,613
Series MTN, 1.90%, 8/27/2021	745,000	715,453
Series MTN, 2.10%, 12/12/2019	65,000	64,349
Series MTN, 2.35%, 9/11/2022	470,000	450,476
Series MTN, 3.10%, 7/13/2020 (a)	150,000	150,077
Bank of New York Mellon Corp.:
3.40%, 5/15/2024	263,000	259,186
3.55%, 9/23/2021	213,000	214,695
Series G, 2.15%, 2/24/2020	120,000	118,667
Series G, 3.00%, 2/24/2025	218,000	208,796
Series MTN, 2.05%, 5/3/2021	101,000	97,969
Series MTN, 2.45%, 11/27/2020	368,000	362,653
Series MTN, 2.45%, 8/17/2026	212,000	192,909
Series MTN, 2.50%, 4/15/2021	154,000	151,176
Series MTN, 2.60%, 8/17/2020	200,000	198,292
Series MTN, 2.80%, 5/4/2026	133,000	124,664
Series MTN, 3.00%, 10/30/2028	119,000	108,959
Series MTN, 3.25%, 9/11/2024	200,000	195,338
Series MTN, 3.30%, 8/23/2029	115,000	107,599
Series MTN, 3.45%, 8/11/2023	250,000	248,360
Series MTN, 3.85%, 4/28/2028	200,000	200,750
Series MTN, 3.95%, 11/18/2025	150,000	151,878
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (d)	368,000	355,988
Bank of Nova Scotia:
1.85%, 4/14/2020	211,000	206,947
2.70%, 3/7/2022 (a)	1,054,000	1,027,787
2.80%, 7/21/2021	150,000	147,677
Series BKNT, 2.15%, 7/14/2020	100,000	98,343
Series BKNT, 2.45%, 3/22/2021	107,000	104,747
Series BKNT, 2.45%, 9/19/2022	33,000	31,740
Series BKNT, 2.50%, 1/8/2021	650,000	638,917
Series BKNT, 3.13%, 4/20/2021	150,000	149,225
Barclays PLC:
2.65%, 1/11/2021	592,000	580,166
3.25%, 1/12/2021	480,000	473,741
3.65%, 3/16/2025	184,000	172,829
3.68%, 1/10/2023	329,000	320,462
Security Description	Principal Amount	Value
4.34%, 1/10/2028	$ 450,000	$ 426,253
4.95%, 1/10/2047	564,000	521,457
5.25%, 8/17/2045	345,000	334,812
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (d)	700,000	691,509
BB&T Corp.:
Series MTN, 2.15%, 2/1/2021	50,000	48,698
Series MTN, 2.63%, 6/29/2020	139,000	137,741
Series MTN, 2.75%, 4/1/2022	154,000	150,726
Series MTN, 2.85%, 10/26/2024	207,000	197,950
Series MTN, 3.95%, 3/22/2022	345,000	348,954
BNP Paribas SA:
Series BKNT, 5.00%, 1/15/2021	499,000	516,151
Series MTN, 3.25%, 3/3/2023	152,000	149,325
Series MTN, 4.25%, 10/15/2024	100,000	99,085
BPCE SA:
4.00%, 4/15/2024	112,000	112,600
Series BKNT, 2.65%, 2/3/2021	272,000	266,911
Series MTN, 2.75%, 12/2/2021	100,000	97,659
Series MTN, 3.38%, 12/2/2026	123,000	115,268
Branch Banking & Trust Co.:
2.10%, 1/15/2020	279,000	275,560
3.63%, 9/16/2025	105,000	103,093
3.80%, 10/30/2026	250,000	246,893
Series BKNT, 2.25%, 6/1/2020	750,000	738,330
Canadian Imperial Bank of Commerce:
2.55%, 6/16/2022	139,000	134,292
2.70%, 2/2/2021	475,000	467,599
Series BKNT, 3.50%, 9/13/2023	150,000	149,174
Capital One Financial Corp.:
2.50%, 5/12/2020	97,000	95,776
3.20%, 1/30/2023	259,000	251,119
3.20%, 2/5/2025	108,000	101,606
3.30%, 10/30/2024	113,000	107,758
3.75%, 7/28/2026	483,000	450,146
3.75%, 3/9/2027	420,000	396,530
3.80%, 1/31/2028	350,000	330,127
4.20%, 10/29/2025	482,000	469,974
4.75%, 7/15/2021	253,000	261,114
Capital One NA 2.35%, 1/31/2020	450,000	444,933
Citibank NA:
Series BKNT, 2.10%, 6/12/2020	150,000	147,210
Series BKNT, 2.13%, 10/20/2020	200,000	195,246

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 2.85%, 2/12/2021	$ 700,000	$ 691,768
Series BKNT, 3.40%, 7/23/2021	300,000	299,805
Citigroup, Inc.:
2.35%, 8/2/2021	166,000	160,844
2.40%, 2/18/2020	266,000	263,337
2.45%, 1/10/2020	760,000	753,289
2.65%, 10/26/2020	658,000	649,038
2.70%, 3/30/2021	250,000	245,665
2.70%, 10/27/2022	298,000	286,584
2.75%, 4/25/2022	438,000	425,206
2.90%, 12/8/2021	530,000	518,923
3.20%, 10/21/2026	295,000	275,397
3.38%, 3/1/2023	100,000	98,331
3.40%, 5/1/2026	435,000	413,742
3.70%, 1/12/2026	225,000	218,824
3.75%, 6/16/2024	100,000	99,099
3.88%, 3/26/2025	199,000	193,392
4.13%, 7/25/2028	236,000	227,742
4.30%, 11/20/2026	26,000	25,600
4.40%, 6/10/2025	249,000	248,948
4.45%, 9/29/2027	444,000	438,814
4.50%, 1/14/2022	178,000	183,112
4.65%, 7/30/2045	134,000	135,063
4.75%, 5/18/2046	176,000	172,172
5.30%, 5/6/2044	288,000	301,352
5.88%, 1/30/2042	946,000	1,101,229
6.00%, 10/31/2033	100,000	112,158
6.63%, 6/15/2032	100,000	117,713
8.13%, 7/15/2039	1,201,000	1,734,268
3 Month USD LIBOR + 0.72%, 3.14%, 1/24/2023 (d)	169,000	165,664
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (d)	253,000	244,545
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (d)	150,000	150,503
3 Month USD LIBOR + 1.17%, 3.88%, 1/24/2039 (d)	700,000	645,554
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (d)	205,000	201,177
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (d)	344,000	327,701
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (d)	292,000	283,506
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (d)	836,000	785,397
Citizens Bank NA/Providence RI:
2.65%, 5/26/2022	163,000	156,874
Security Description	Principal Amount	Value
Series BKNT, 2.55%, 5/13/2021	$ 280,000	$ 272,804
Series MTN, 2.45%, 12/4/2019	225,000	223,355
Comerica Bank Series BKNT, 2.50%, 6/2/2020	103,000	101,620
Comerica, Inc. 3.70%, 7/31/2023	300,000	298,752
Compass Bank Series BKNT, 2.88%, 6/29/2022	300,000	289,161
Cooperatieve Rabobank UA:
2.75%, 1/10/2023	715,000	687,480
3.13%, 4/26/2021	250,000	248,283
3.75%, 7/21/2026	250,000	236,025
3.88%, 2/8/2022	1,778,000	1,792,402
4.50%, 1/11/2021	105,000	107,455
4.63%, 12/1/2023	210,000	212,877
Series GMTN, 2.50%, 1/19/2021	176,000	172,489
Series MTN, 5.25%, 5/24/2041	140,000	157,235
Credit Suisse AG:
3.00%, 10/29/2021	209,000	205,756
5.40%, 1/14/2020	277,000	284,127
Series MTN, 3.63%, 9/9/2024	461,000	454,163
Series MTN, 4.38%, 8/5/2020	261,000	265,656
Credit Suisse Group Funding Guernsey, Ltd.:
2.75%, 3/26/2020	450,000	445,896
3.13%, 12/10/2020	275,000	272,770
3.45%, 4/16/2021	363,000	361,439
3.75%, 3/26/2025	417,000	401,950
3.80%, 9/15/2022	255,000	253,546
4.88%, 5/15/2045	378,000	383,572
Deutsche Bank AG:
2.70%, 7/13/2020	197,000	192,875
2.95%, 8/20/2020	160,000	156,992
3.13%, 1/13/2021	222,000	216,483
3.15%, 1/22/2021	209,000	204,015
3.30%, 11/16/2022	456,000	433,501
3.38%, 5/12/2021	383,000	374,130
3.95%, 2/27/2023	100,000	97,202
Discover Bank:
3.35%, 2/6/2023	200,000	194,126
3.45%, 7/27/2026	143,000	133,140
4.20%, 8/8/2023	359,000	360,167
Series BKNT, 3.10%, 6/4/2020	150,000	149,033
Series BKNT, 3.20%, 8/9/2021	292,000	287,833
Fifth Third Bancorp:
3.50%, 3/15/2022	615,000	612,804
3.95%, 3/14/2028	205,000	201,720
4.30%, 1/16/2024	174,000	175,627
8.25%, 3/1/2038	422,000	574,194
Fifth Third Bank:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 2.20%, 10/30/2020	$ 200,000	$ 195,822
Series BKNT, 3.35%, 7/26/2021	200,000	199,292
Series BKNT, 3.95%, 7/28/2025	200,000	199,644
First Republic Bank 4.63%, 2/13/2047	250,000	240,098
Goldman Sachs Capital I 6.35%, 2/15/2034	725,000	841,964
Goldman Sachs Group, Inc.:
2.30%, 12/13/2019	591,000	585,823
2.35%, 11/15/2021	370,000	356,347
2.55%, 10/23/2019	877,000	872,975
2.60%, 4/23/2020	516,000	511,062
2.60%, 12/27/2020	439,000	431,831
2.63%, 4/25/2021	245,000	239,889
2.75%, 9/15/2020	175,000	173,089
2.88%, 2/25/2021	366,000	360,982
3.00%, 4/26/2022	251,000	245,752
3.50%, 1/23/2025	150,000	145,223
3.50%, 11/16/2026	747,000	709,082
3.63%, 1/22/2023	150,000	149,229
3.75%, 5/22/2025	260,000	254,714
3.75%, 2/25/2026	108,000	105,014
3.85%, 1/26/2027	331,000	321,322
4.00%, 3/3/2024	698,000	699,982
4.25%, 10/21/2025	338,000	334,728
5.15%, 5/22/2045	222,000	227,044
5.25%, 7/27/2021	362,000	378,525
5.75%, 1/24/2022	750,000	797,715
5.95%, 1/15/2027	337,000	369,787
6.45%, 5/1/2036	100,000	116,773
6.75%, 10/1/2037	1,204,000	1,449,122
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (d)	218,000	210,514
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (d)	653,000	631,366
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (d)	487,000	464,617
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (d)	659,000	649,161
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (d)	549,000	507,594
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (d)	500,000	484,655
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (d)	253,000	240,773
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (d)	359,000	350,011
Security Description	Principal Amount	Value
Series GMTN, 5.38%, 3/15/2020	$ 175,000	$ 180,390
Series MTN, 4.80%, 7/8/2044	404,000	412,330
HSBC Holdings PLC:
2.95%, 5/25/2021	1,309,000	1,290,923
3.40%, 3/8/2021	227,000	226,423
3.60%, 5/25/2023	169,000	167,253
3.90%, 5/25/2026	218,000	211,190
4.00%, 3/30/2022	328,000	331,903
4.30%, 3/8/2026	592,000	588,951
4.38%, 11/23/2026	636,000	623,623
5.10%, 4/5/2021	468,000	486,177
5.25%, 3/14/2044	304,000	318,133
6.10%, 1/14/2042	340,000	405,691
6.50%, 5/2/2036	346,000	408,567
6.50%, 9/15/2037	898,000	1,065,414
6.80%, 6/1/2038	570,000	699,116
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (d)	250,000	248,355
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (d)	724,000	708,984
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (d)	500,000	495,525
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (d)	200,000	200,188
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (d)	231,000	223,012
HSBC USA, Inc. 2.35%, 3/5/2020	100,000	98,901
Huntington Bancshares, Inc. 3.15%, 3/14/2021	307,000	304,467
Huntington National Bank:
2.88%, 8/20/2020	150,000	148,613
Series BKNT, 2.50%, 8/7/2022	625,000	598,375
Series BKNT, 3.55%, 10/6/2023	250,000	247,083
Industrial & Commercial Bank of China, Ltd. 2.45%, 10/20/2021	250,000	239,800
ING Groep NV:
3.15%, 3/29/2022	169,000	164,895
3.95%, 3/29/2027	128,000	123,122
4.10%, 10/2/2023	425,000	425,438
4.55%, 10/2/2028	500,000	498,040
Intesa Sanpaolo SpA 5.25%, 1/12/2024	120,000	118,430
JPMorgan Chase & Co.:
2.20%, 10/22/2019	150,000	148,962
2.25%, 1/23/2020	574,000	568,065
2.40%, 6/7/2021	405,000	394,822
2.55%, 10/29/2020	506,000	498,663
2.70%, 5/18/2023	288,000	276,918

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 6/23/2020	$ 200,000	$ 198,510
2.95%, 10/1/2026	486,000	451,377
3.13%, 1/23/2025	1,559,000	1,494,582
3.20%, 1/25/2023	214,000	210,858
3.20%, 6/15/2026	1,293,000	1,229,578
3.25%, 9/23/2022	218,000	216,069
3.30%, 4/1/2026	620,000	593,700
3.63%, 5/13/2024	147,000	145,805
3.63%, 12/1/2027	87,000	82,011
3.88%, 2/1/2024	272,000	273,923
3.88%, 9/10/2024	98,000	97,005
3.90%, 7/15/2025	180,000	179,797
4.13%, 12/15/2026	438,000	433,638
4.25%, 10/15/2020	483,000	492,230
4.25%, 10/1/2027	159,000	158,036
4.35%, 8/15/2021	163,000	167,044
4.40%, 7/22/2020	993,000	1,013,386
4.50%, 1/24/2022	233,000	240,146
4.85%, 2/1/2044	550,000	580,442
4.95%, 6/1/2045	355,000	371,720
5.50%, 10/15/2040	150,000	171,443
5.60%, 7/15/2041	310,000	357,948
5.63%, 8/16/2043	118,000	133,875
6.40%, 5/15/2038	267,000	334,017
8.75%, 9/1/2030	25,000	33,952
3 Month USD LIBOR + 0.61%, 3.51%, 6/18/2022 (d)	500,000	500,275
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (d)	565,000	559,277
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (d)	450,000	449,559
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (d)	488,000	473,497
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (d)	602,000	569,733
3 Month USD LIBOR + 1.12%, 4.01%, 4/23/2029 (d)	254,000	249,598
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (d)	440,000	399,868
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (d)	450,000	448,425
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (d)	149,000	144,816
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (d)	139,000	129,552
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (d)	305,000	290,918
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (d)	$ 512,000	$ 469,806
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (d)	150,000	144,684
Series MTN, 2.30%, 8/15/2021	342,000	332,229
JPMorgan Chase Bank NA:
3 Month USD LIBOR + 0.28%, 2.60%, 2/1/2021 (d)	440,000	436,256
Series BKNT, 3 Month USD LIBOR + 0.35%, 3.09%, 4/26/2021 (d)	250,000	249,230
KeyBank NA:
Series BKNT, 2.40%, 6/9/2022	250,000	240,043
Series BKNT, 2.50%, 11/22/2021	100,000	97,136
Series BKNT, 3.35%, 6/15/2021	250,000	249,692
Series BKNT, 3.38%, 3/7/2023	805,000	798,407
Series BKNT, 6.95%, 2/1/2028	146,000	173,661
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	240,000	224,294
Series GMTN, 1.75%, 7/27/2026	200,000	179,912
Lloyds Bank PLC 3.30%, 5/7/2021	200,000	199,154
Lloyds Banking Group PLC:
3.00%, 1/11/2022	240,000	233,830
3.75%, 1/11/2027	535,000	503,333
4.05%, 8/16/2023	250,000	248,380
4.34%, 1/9/2048	625,000	543,019
4.38%, 3/22/2028	303,000	295,437
4.45%, 5/8/2025	200,000	200,042
4.58%, 12/10/2025	292,000	286,204
5.30%, 12/1/2045	402,000	403,455
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (d)	217,000	206,838
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (d)	313,000	286,564
M&T Bank Corp. 3.55%, 7/26/2023	450,000	447,727
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	207,000	199,200
2.76%, 9/13/2026	150,000	136,194
2.95%, 3/1/2021	218,000	215,162
3.00%, 2/22/2022	105,000	102,741
3.29%, 7/25/2027 (a)	140,000	131,676
3.46%, 3/2/2023	322,000	317,331
3.54%, 7/26/2021	115,000	114,909

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.68%, 2/22/2027	$ 153,000	$ 148,099
3.76%, 7/26/2023	400,000	397,812
3.78%, 3/2/2025	200,000	197,554
3.85%, 3/1/2026	389,000	381,928
3.96%, 3/2/2028	350,000	343,959
4.05%, 9/11/2028	250,000	247,888
4.29%, 7/26/2038	155,000	153,865
Mizuho Financial Group, Inc.:
2.95%, 2/28/2022	285,000	277,581
3.17%, 9/11/2027	371,000	343,698
3.55%, 3/5/2023	200,000	197,484
4.02%, 3/5/2028	202,000	199,582
3 Month USD LIBOR + 1.00%, 3.92%, 9/11/2024 (d)	300,000	298,572
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (d)	300,000	299,367
Morgan Stanley:
2.65%, 1/27/2020	723,000	718,279
2.75%, 5/19/2022	521,000	505,250
2.80%, 6/16/2020	416,000	412,701
3.63%, 1/20/2027	178,000	170,688
3.95%, 4/23/2027	466,000	446,829
4.30%, 1/27/2045	743,000	714,952
4.38%, 1/22/2047	327,000	318,027
4.88%, 11/1/2022	876,000	907,221
5.00%, 11/24/2025	100,000	103,480
5.75%, 1/25/2021	650,000	682,604
6.38%, 7/24/2042	220,000	274,204
7.25%, 4/1/2032	193,000	246,164
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (d)	155,000	153,841
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (d)	244,000	231,422
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (d)	250,000	248,260
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (d)	145,000	136,014
Series F, 3.88%, 4/29/2024	116,000	115,571
Series GMTN, 2.50%, 4/21/2021	773,000	754,896
Series GMTN, 3.13%, 1/23/2023	770,000	750,873
Series GMTN, 3.75%, 2/25/2023	189,000	188,594
Series GMTN, 3.88%, 1/27/2026	631,000	619,484
Series GMTN, 4.00%, 7/23/2025	413,000	411,224
Series GMTN, 4.35%, 9/8/2026	256,000	253,816
Series GMTN, 5.50%, 1/26/2020	215,000	221,431
Security Description	Principal Amount	Value
Series GMTN, 5.50%, 7/24/2020	$ 372,000	$ 385,961
Series GMTN, 5.50%, 7/28/2021	201,000	211,442
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (d)	115,000	110,446
Series MTN, 2.63%, 11/17/2021	279,000	271,210
Series MTN, 3.13%, 7/27/2026	1,050,000	977,098
Series MTN, 4.10%, 5/22/2023	205,000	206,103
MUFG Americas Holdings Corp. 2.25%, 2/10/2020	254,000	250,688
National Australia Bank, Ltd.:
2.50%, 1/12/2021	550,000	538,829
2.50%, 7/12/2026	250,000	225,190
2.80%, 1/10/2022	255,000	248,579
2.88%, 4/12/2023	250,000	241,078
Series GMTN, 2.50%, 5/22/2022	319,000	306,333
Series GMTN, 2.63%, 1/14/2021	250,000	245,655
Northern Trust Corp.:
2.38%, 8/2/2022	147,000	141,645
3.65%, 8/3/2028	250,000	247,460
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (d)	63,000	58,828
Oesterreichische Kontrollbank AG 2.88%, 9/7/2021	75,000	74,639
PNC Bank NA:
2.50%, 1/22/2021	270,000	265,013
2.95%, 2/23/2025	121,000	115,372
3.25%, 1/22/2028	258,000	245,570
3.80%, 7/25/2023	103,000	102,853
Series BKNT, 2.15%, 4/29/2021	122,000	118,397
Series BKNT, 2.40%, 10/18/2019	160,000	159,306
Series BKNT, 2.45%, 11/5/2020	200,000	196,650
Series BKNT, 2.45%, 7/28/2022	251,000	241,532
Series BKNT, 2.55%, 12/9/2021	128,000	124,721
Series BKNT, 2.70%, 11/1/2022	157,000	151,086
Series BKNT, 4.05%, 7/26/2028	250,000	250,280
PNC Financial Services Group, Inc.:
3.15%, 5/19/2027 (a)	425,000	403,074
3.90%, 4/29/2024	308,000	306,297
4.38%, 8/11/2020	529,000	539,855
5.13%, 2/8/2020	196,000	201,074

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
RBC USA Holdco Corp. 5.25%, 9/15/2020	$ 100,000	$ 103,682
Regions Bank 6.45%, 6/26/2037	50,000	58,539
Regions Financial Corp.:
2.75%, 8/14/2022	175,000	168,672
3.20%, 2/8/2021	53,000	52,582
3.80%, 8/14/2023	400,000	397,808
Royal Bank of Canada:
1.88%, 2/5/2020	58,000	57,103
2.00%, 10/1/2018 (a)	138,000	138,000
2.30%, 3/22/2021	400,000	391,052
Series GMTN, 2.13%, 3/2/2020	215,000	212,347
Series GMTN, 2.15%, 3/6/2020	235,000	232,218
Series GMTN, 3.20%, 4/30/2021	980,000	978,001
Series GMTN, 4.65%, 1/27/2026	190,000	194,195
Series MTN, 2.35%, 10/30/2020	260,000	255,546
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	301,000	292,280
4.80%, 4/5/2026	240,000	239,916
5.13%, 5/28/2024	355,000	355,234
6.00%, 12/19/2023	325,000	338,195
6.10%, 6/10/2023	165,000	172,260
6.13%, 12/15/2022	370,000	386,569
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (d)	216,000	209,317
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (d)	500,000	498,565
3 Month USD LIBOR + 1.75%, 4.89%, 5/18/2029 (d)	200,000	198,308
Santander Holdings USA, Inc.:
3.40%, 1/18/2023	352,000	339,508
3.70%, 3/28/2022	265,000	261,566
4.40%, 7/13/2027	145,000	138,574
4.50%, 7/17/2025	150,000	148,142
Santander UK Group Holdings PLC:
3.57%, 1/10/2023	305,000	296,292
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (d)	134,000	123,210
Santander UK PLC:
2.13%, 11/3/2020	100,000	97,282
2.50%, 1/5/2021	450,000	439,983
3.40%, 6/1/2021	500,000	497,850
4.00%, 3/13/2024	253,000	253,688
Shinhan Bank Co., Ltd. Series GMTN, 5 Year CMT + 2.15, 3.88%, 12/7/2026 (d)	250,000	245,973
Security Description	Principal Amount	Value
Skandinaviska Enskilda Banken AB 1.88%, 9/13/2021	$ 384,000	$ 366,693
Sumitomo Mitsui Banking Corp.:
2.45%, 1/16/2020	250,000	247,705
2.51%, 1/17/2020	453,000	449,317
3.20%, 7/18/2022	240,000	235,855
3.95%, 7/19/2023	250,000	251,922
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	112,000	107,605
2.44%, 10/19/2021	181,000	174,857
2.63%, 7/14/2026	164,000	147,764
2.78%, 7/12/2022	284,000	274,699
2.85%, 1/11/2022	253,000	246,447
2.93%, 3/9/2021	311,000	306,752
3.10%, 1/17/2023	380,000	369,520
3.36%, 7/12/2027	134,000	126,564
3.45%, 1/11/2027	213,000	202,921
3.54%, 1/17/2028	332,000	317,163
3.75%, 7/19/2023	150,000	149,441
3.78%, 3/9/2026	783,000	766,956
3.94%, 7/19/2028	150,000	147,612
SunTrust Bank:
Series BKNT, 2.25%, 1/31/2020	201,000	198,634
Series BKNT, 2.45%, 8/1/2022	100,000	95,990
Series BKNT, 2.75%, 5/1/2023	200,000	192,650
Series BKNT, 3.00%, 2/2/2023	200,000	194,942
Series BKNT, 3 Month USD LIBOR + 0.30%, 2.59%, 1/29/2021 (d)	250,000	247,518
Series BKNT, 3 Month USD LIBOR + 0.74%, 3.69%, 8/2/2024 (d)	200,000	198,374
SunTrust Banks, Inc.:
2.70%, 1/27/2022	222,000	215,553
2.90%, 3/3/2021	171,000	168,919
Svenska Handelsbanken AB:
Series BKNT, 1.88%, 9/7/2021	261,000	249,563
Series GMTN, 2.40%, 10/1/2020	450,000	441,891
Synovus Financial Corp. 3.13%, 11/1/2022	365,000	350,502
Toronto-Dominion Bank:
1.80%, 7/13/2021 (a)	140,000	134,483
USD 5 year swap rate + 2.21%, 3.63%, 9/15/2031 (d)	326,000	305,687
Series GMTN, 1.85%, 9/11/2020	65,000	63,419
Series GMTN, 2.50%, 12/14/2020	200,000	196,958

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 2.55%, 1/25/2021	$ 950,000	$ 935,408
Series GMTN, 3.50%, 7/19/2023 (a)	150,000	149,298
Series MTN, 2.13%, 4/7/2021	400,000	388,900
Series MTN, 2.25%, 11/5/2019	100,000	99,268
UBS AG Series GMTN, 2.35%, 3/26/2020	110,000	108,673
US Bancorp:
Series MTN, 2.35%, 1/29/2021	391,000	384,083
Series MTN, 2.95%, 7/15/2022	143,000	140,026
Series MTN, 3.70%, 1/30/2024	209,000	210,198
Series MTN, 3.90%, 4/26/2028	250,000	251,670
Series MTN, 4.13%, 5/24/2021	100,000	102,115
Series V, 2.38%, 7/22/2026	158,000	142,999
Series V, 2.63%, 1/24/2022	296,000	289,198
Series X, 3.15%, 4/27/2027	171,000	163,120
US Bank NA:
Series BKNT, 2.00%, 1/24/2020	375,000	370,069
Series BKNT, 2.35%, 1/23/2020	500,000	495,650
Series BKNT, 2.85%, 1/23/2023	263,000	255,954
Series BKNT, 3.40%, 7/24/2023	250,000	248,783
Series BKNT, 3 Month USD LIBOR + 0.29%, 3.10%, 5/21/2021 (d)	250,000	249,303
Wachovia Corp. 7.57%, 8/1/2026 (e)	575,000	682,209
Wells Fargo & Co.:
2.10%, 7/26/2021	513,000	493,839
2.50%, 3/4/2021	513,000	502,206
3.00%, 4/22/2026	598,000	556,325
3.00%, 10/23/2026	559,000	518,053
3.07%, 1/24/2023	351,000	342,309
3.90%, 5/1/2045 (a)	194,000	180,344
4.13%, 8/15/2023	105,000	106,233
4.48%, 1/16/2024	175,000	180,026
5.38%, 11/2/2043	826,000	885,464
5.61%, 1/15/2044	1,108,000	1,227,952
Series GMTN, 2.60%, 7/22/2020	330,000	326,462
Series GMTN, 4.30%, 7/22/2027	274,000	272,797
Series GMTN, 4.90%, 11/17/2045	300,000	303,936
Series M, 3.45%, 2/13/2023	185,000	181,761
Series MTN, 2.55%, 12/7/2020	548,000	539,605
Security Description	Principal Amount	Value
Series MTN, 2.63%, 7/22/2022	$ 423,000	$ 407,975
Series MTN, 3.00%, 2/19/2025	165,000	156,187
Series MTN, 3.50%, 3/8/2022	673,000	671,674
Series MTN, 3.55%, 9/29/2025	239,000	232,865
Series MTN, 4.10%, 6/3/2026	980,000	967,809
Series MTN, 4.75%, 12/7/2046	184,000	183,025
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (d)	324,000	310,823
Series N, 2.15%, 1/30/2020	377,000	372,427
Wells Fargo Bank NA:
5.85%, 2/1/2037	207,000	239,234
Series BKNT, 2.15%, 12/6/2019	250,000	247,558
Series BKNT, 2.40%, 1/15/2020	553,000	548,620
Series BKNT, 2.60%, 1/15/2021	280,000	275,232
Series BKNT, 3.55%, 8/14/2023	350,000	348,470
Series BKNT, 3 Month USD LIBOR + 0.49%, 3.33%, 7/23/2021 (d)	400,000	399,384
Wells Fargo Capital 5.95%, 12/1/2086	355,000	379,307
Westpac Banking Corp.:
2.10%, 5/13/2021	84,000	81,236
2.15%, 3/6/2020	100,000	98,683
2.30%, 5/26/2020	235,000	231,773
2.60%, 11/23/2020	267,000	263,187
2.75%, 1/11/2023	968,000	933,471
2.80%, 1/11/2022	185,000	180,808
2.85%, 5/13/2026	130,000	120,107
3.35%, 3/8/2027	150,000	142,800
3.40%, 1/25/2028 (a)	250,000	238,335
3.65%, 5/15/2023	200,000	200,062
4.88%, 11/19/2019	237,000	242,010
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (d)	517,000	497,866
		173,969,502
BEVERAGES — 0.7%
Anheuser-Busch InBev Finance, Inc.:
2.63%, 1/17/2023	263,000	253,153
2.65%, 2/1/2021	1,821,000	1,794,632
3.30%, 2/1/2023	1,702,000	1,679,687
3.65%, 2/1/2026	1,772,000	1,720,311
3.70%, 2/1/2024	138,000	137,629
4.70%, 2/1/2036	1,076,000	1,076,183
4.90%, 2/1/2046	960,000	966,787
Anheuser-Busch InBev Worldwide, Inc.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 7/15/2022	$ 538,000	$ 519,154
3.50%, 1/12/2024	117,000	115,787
3.75%, 7/15/2042	610,000	529,840
4.00%, 4/13/2028	190,000	187,194
4.38%, 4/15/2038	65,000	62,523
4.44%, 10/6/2048	234,000	220,697
4.60%, 4/15/2048	115,000	111,419
6.88%, 11/15/2019	566,000	588,527
8.20%, 1/15/2039	270,000	379,342
Brown-Forman Corp.:
3.50%, 4/15/2025	60,000	59,221
4.00%, 4/15/2038	55,000	54,422
4.50%, 7/15/2045	40,000	42,024
Coca-Cola Co.:
1.55%, 9/1/2021	150,000	143,658
2.20%, 5/25/2022	70,000	67,532
2.55%, 6/1/2026	300,000	278,199
2.88%, 10/27/2025	332,000	317,332
2.90%, 5/25/2027 (a)	408,000	384,275
3.15%, 11/15/2020	99,000	99,291
3.20%, 11/1/2023	247,000	244,920
3.30%, 9/1/2021	250,000	251,750
Constellation Brands, Inc.:
2.00%, 11/7/2019	250,000	246,745
2.25%, 11/6/2020	100,000	97,707
3.20%, 2/15/2023	100,000	97,083
3.50%, 5/9/2027	25,000	23,353
3.60%, 2/15/2028	450,000	420,610
3.70%, 12/6/2026	220,000	209,546
3.75%, 5/1/2021	30,000	30,153
3.88%, 11/15/2019	25,000	25,209
4.10%, 2/15/2048	100,000	87,771
4.25%, 5/1/2023	115,000	116,089
4.50%, 5/9/2047	20,000	18,627
Diageo Capital PLC:
2.63%, 4/29/2023	469,000	453,260
3.88%, 4/29/2043 (a)	136,000	131,277
Diageo Investment Corp.:
4.25%, 5/11/2042	150,000	152,023
7.45%, 4/15/2035	180,000	246,514
Keurig Dr Pepper, Inc.:
2.55%, 9/15/2026	320,000	279,536
3.43%, 6/15/2027	85,000	78,510
4.42%, 12/15/2046	150,000	136,671
Maple Escrow Subsidiary, Inc.:
4.06%, 5/25/2023 (b)	400,000	400,504
4.60%, 5/25/2028 (b)	400,000	402,692
4.99%, 5/25/2038 (b)	50,000	50,579
5.09%, 5/25/2048 (a) (b)	100,000	101,654
Molson Coors Brewing Co.:
2.10%, 7/15/2021	180,000	173,135
2.25%, 3/15/2020	250,000	246,252
3.00%, 7/15/2026	376,000	340,773
4.20%, 7/15/2046	95,000	84,002
5.00%, 5/1/2042	175,000	173,918
PepsiCo, Inc.:
1.35%, 10/4/2019	45,000	44,375
Security Description	Principal Amount	Value
1.70%, 10/6/2021	$ 424,000	$ 406,735
1.85%, 4/30/2020	125,000	122,939
2.00%, 4/15/2021	124,000	120,673
2.38%, 10/6/2026	137,000	125,197
2.75%, 3/5/2022	266,000	262,037
2.75%, 3/1/2023	238,000	232,754
2.75%, 4/30/2025	126,000	120,607
2.85%, 2/24/2026	28,000	26,616
3.00%, 10/15/2027	536,000	510,904
3.10%, 7/17/2022	83,000	82,544
3.45%, 10/6/2046	325,000	292,542
3.60%, 3/1/2024	579,000	584,692
3.60%, 8/13/2042	70,000	64,990
4.25%, 10/22/2044	170,000	173,070
4.45%, 4/14/2046	312,000	327,628
4.50%, 1/15/2020	100,000	102,012
4.60%, 7/17/2045	135,000	144,058
Pepsi-Cola Metropolitan Bottling Co., Inc. Series B, 7.00%, 3/1/2029	110,000	140,066
		20,994,121
BIOTECHNOLOGY — 0.4%
Amgen, Inc.:
1.85%, 8/19/2021	260,000	249,514
2.13%, 5/1/2020	100,000	98,423
2.20%, 5/11/2020	163,000	160,698
2.25%, 8/19/2023	100,000	93,848
2.60%, 8/19/2026	158,000	143,274
2.65%, 5/11/2022	442,000	429,239
3.13%, 5/1/2025	170,000	162,505
3.45%, 10/1/2020	100,000	100,388
3.63%, 5/22/2024	120,000	119,838
3.88%, 11/15/2021	175,000	177,373
4.10%, 6/15/2021	180,000	183,213
4.40%, 5/1/2045	425,000	408,587
4.50%, 3/15/2020	50,000	51,004
4.56%, 6/15/2048	245,000	239,916
4.66%, 6/15/2051	465,000	459,308
5.65%, 6/15/2042	100,000	111,245
5.75%, 3/15/2040	55,000	61,940
Baxalta, Inc.:
2.88%, 6/23/2020	31,000	30,728
4.00%, 6/23/2025 (a)	103,000	102,025
5.25%, 6/23/2045	62,000	65,996
Biogen, Inc.:
2.90%, 9/15/2020	105,000	104,469
3.63%, 9/15/2022	65,000	65,143
4.05%, 9/15/2025	900,000	903,141
5.20%, 9/15/2045	218,000	231,276
Celgene Corp.:
2.75%, 2/15/2023	54,000	51,801
2.88%, 8/15/2020	289,000	287,023
2.88%, 2/19/2021	105,000	103,672
3.25%, 8/15/2022	255,000	251,547
3.25%, 2/20/2023	100,000	97,986
3.45%, 11/15/2027	150,000	139,751
3.63%, 5/15/2024	195,000	192,184

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 8/15/2025	$ 782,000	$ 769,558
3.90%, 2/20/2028	250,000	240,765
4.35%, 11/15/2047	261,000	235,391
4.55%, 2/20/2048	250,000	232,318
5.00%, 8/15/2045	256,000	253,512
Gilead Sciences, Inc.:
1.95%, 3/1/2022 (a)	45,000	43,025
2.35%, 2/1/2020	182,000	180,438
2.55%, 9/1/2020	1,227,000	1,214,166
3.25%, 9/1/2022	187,000	185,981
3.50%, 2/1/2025	326,000	319,969
3.65%, 3/1/2026	310,000	304,163
3.70%, 4/1/2024	290,000	290,786
4.50%, 4/1/2021	111,000	114,105
4.50%, 2/1/2045	893,000	887,972
4.60%, 9/1/2035	155,000	159,869
4.75%, 3/1/2046	163,000	167,903
4.80%, 4/1/2044	141,000	145,647
		11,622,623
BUILDING MATERIALS — 0.1%
CRH America, Inc. 5.75%, 1/15/2021	175,000	182,978
Johnson Controls International PLC:
3.90%, 2/14/2026	170,000	167,637
4.25%, 3/1/2021	60,000	60,907
4.50%, 2/15/2047	144,000	138,226
5.13%, 9/14/2045	200,000	207,996
Lennox International, Inc. 3.00%, 11/15/2023	25,000	23,796
Martin Marietta Materials, Inc.:
3.50%, 12/15/2027	416,000	383,581
4.25%, 7/2/2024	130,000	130,771
4.25%, 12/15/2047	500,000	428,660
Masco Corp.:
3.50%, 4/1/2021	95,000	94,273
3.50%, 11/15/2027	30,000	27,571
4.38%, 4/1/2026	230,000	227,745
4.50%, 5/15/2047	50,000	43,299
Owens Corning:
4.20%, 12/15/2022	159,000	159,622
4.40%, 1/30/2048	350,000	290,031
Vulcan Materials Co.:
3.90%, 4/1/2027	45,000	43,028
4.50%, 4/1/2025	250,000	250,877
4.50%, 6/15/2047	50,000	44,731
4.70%, 3/1/2048 (b)	100,000	92,066
		2,997,795
CHEMICALS — 0.4%
Air Products & Chemicals, Inc. 3.35%, 7/31/2024	156,000	154,559
Cabot Corp. 3.70%, 7/15/2022	100,000	99,100
Celanese US Holdings LLC:
4.63%, 11/15/2022	106,000	108,145
Security Description	Principal Amount	Value
5.88%, 6/15/2021	$ 40,000	$ 42,016
Dow Chemical Co.:
4.25%, 11/15/2020	259,000	263,758
4.25%, 10/1/2034	440,000	421,146
4.38%, 11/15/2042	230,000	218,305
5.25%, 11/15/2041	341,000	360,989
9.40%, 5/15/2039	74,000	112,593
Eastman Chemical Co.:
3.60%, 8/15/2022	215,000	215,129
4.65%, 10/15/2044	327,000	316,696
EI du Pont de Nemours & Co.:
2.20%, 5/1/2020	183,000	180,606
2.80%, 2/15/2023	233,000	226,371
4.15%, 2/15/2043	189,000	174,723
FMC Corp. 5.20%, 12/15/2019	55,000	56,130
International Flavors & Fragrances, Inc.:
3.40%, 9/25/2020	100,000	100,203
4.38%, 6/1/2047	155,000	141,884
4.45%, 9/26/2028	115,000	116,273
LYB International Finance B.V.:
4.00%, 7/15/2023	405,000	405,146
4.88%, 3/15/2044	125,000	121,894
LYB International Finance II B.V. 3.50%, 3/2/2027	64,000	59,945
LyondellBasell Industries NV:
4.63%, 2/26/2055	395,000	354,923
5.75%, 4/15/2024	275,000	296,659
6.00%, 11/15/2021	283,000	300,419
Methanex Corp. 5.65%, 12/1/2044	100,000	96,571
Mosaic Co.:
4.05%, 11/15/2027 (a)	108,000	104,415
4.25%, 11/15/2023	237,000	239,948
5.63%, 11/15/2043	210,000	215,023
Nutrien, Ltd.:
3.00%, 4/1/2025	100,000	92,242
3.15%, 10/1/2022	295,000	286,542
3.63%, 3/15/2024	140,000	136,392
4.13%, 3/15/2035	255,000	233,873
5.88%, 12/1/2036	50,000	54,555
6.13%, 1/15/2041	20,000	22,528
PPG Industries, Inc.:
3.20%, 3/15/2023	100,000	98,677
3.75%, 3/15/2028	100,000	98,571
Praxair, Inc.:
3.00%, 9/1/2021	250,000	249,117
3.20%, 1/30/2026	215,000	209,266
RPM International, Inc.:
3.75%, 3/15/2027	108,000	102,477
4.25%, 1/15/2048	850,000	744,464
5.25%, 6/1/2045	50,000	51,125
6.13%, 10/15/2019	110,000	113,146
SASOL Financing USA LLC:
5.88%, 3/27/2024	200,000	204,106
6.50%, 9/27/2028 (a)	200,000	203,514

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Sherwin-Williams Co.:
2.25%, 5/15/2020	$ 305,000	$ 300,632
2.75%, 6/1/2022	326,000	316,018
3.13%, 6/1/2024	25,000	24,031
3.45%, 6/1/2027	206,000	195,807
4.00%, 12/15/2042	88,000	78,262
4.50%, 6/1/2047	29,000	27,877
Syngenta Finance NV 3.13%, 3/28/2022	859,000	832,569
Westlake Chemical Corp.:
3.60%, 8/15/2026	206,000	193,621
4.38%, 11/15/2047	350,000	312,396
5.00%, 8/15/2046	50,000	49,119
		10,734,496
COMMERCIAL SERVICES — 0.2%
Automatic Data Processing, Inc.:
2.25%, 9/15/2020	141,000	139,133
3.38%, 9/15/2025	50,000	49,806
Block Financial LLC:
5.25%, 10/1/2025	200,000	201,220
5.50%, 11/1/2022	100,000	103,862
Board of Trustees of The Leland Stanford Junior University 3.65%, 5/1/2048	45,000	42,863
Ecolab, Inc.:
2.38%, 8/10/2022	160,000	153,526
2.70%, 11/1/2026	20,000	18,544
3.25%, 12/1/2027	170,000	163,100
4.35%, 12/8/2021	150,000	154,380
5.50%, 12/8/2041	128,000	148,684
Equifax, Inc. 2.30%, 6/1/2021	181,000	174,075
George Washington University:
Series 2014, 4.30%, 9/15/2044	50,000	51,041
Series 2018, 4.13%, 9/15/2048	200,000	198,908
IHS Markit, Ltd.:
4.13%, 8/1/2023	100,000	99,576
4.75%, 8/1/2028	300,000	300,300
Massachusetts Institute of Technology:
3.89%, 7/1/2116 (a)	40,000	35,876
5.60%, 7/1/2111	119,000	150,810
Moody's Corp.:
2.63%, 1/15/2023	315,000	301,710
2.75%, 12/15/2021	50,000	48,855
3.25%, 1/15/2028	35,000	32,846
4.50%, 9/1/2022	95,000	97,799
4.88%, 2/15/2024	100,000	104,507
Northwestern University Series 2017, 3.66%, 12/1/2057	25,000	23,823
President and Fellows of Harvard College:
3.15%, 7/15/2046	125,000	109,034
Security Description	Principal Amount	Value
3.30%, 7/15/2056	$ 200,000	$ 177,678
Princeton University 5.70%, 3/1/2039	100,000	123,663
S&P Global, Inc.:
2.95%, 1/22/2027	100,000	92,265
3.30%, 8/14/2020	50,000	50,012
4.00%, 6/15/2025	211,000	212,108
4.40%, 2/15/2026	107,000	109,801
4.50%, 5/15/2048	300,000	299,628
Total System Services, Inc. 4.45%, 6/1/2028	735,000	737,109
University of Chicago 4.00%, 10/1/2053	60,000	59,388
University of Notre Dame du Lac Series 2017, 3.39%, 2/15/2048	675,000	620,629
University of Southern California:
3.03%, 10/1/2039	100,000	88,788
Series 2017, 3.84%, 10/1/2047	55,000	54,122
Verisk Analytics, Inc. 5.80%, 5/1/2021	100,000	105,048
Western Union Co.:
3.60%, 3/15/2022	50,000	49,481
6.20%, 11/17/2036	105,000	106,463
		5,790,461
COMPUTERS — 0.7%
Apple, Inc.:
1.55%, 8/4/2021	300,000	287,646
1.80%, 5/11/2020	151,000	148,424
1.90%, 2/7/2020	118,000	116,553
2.00%, 5/6/2020	323,000	318,594
2.00%, 11/13/2020	300,000	294,642
2.10%, 9/12/2022	183,000	175,406
2.25%, 2/23/2021	1,239,000	1,216,810
2.30%, 5/11/2022	243,000	235,550
2.40%, 1/13/2023	557,000	537,455
2.40%, 5/3/2023	407,000	391,025
2.45%, 8/4/2026	318,000	292,951
2.50%, 2/9/2022	335,000	327,633
2.50%, 2/9/2025	343,000	323,864
2.70%, 5/13/2022	470,000	461,869
2.75%, 1/13/2025	282,000	270,227
2.85%, 5/6/2021	488,000	485,628
2.85%, 2/23/2023	190,000	186,816
2.85%, 5/11/2024	262,000	254,069
2.90%, 9/12/2027	171,000	160,976
3.00%, 2/9/2024	120,000	117,574
3.00%, 6/20/2027	118,000	112,201
3.00%, 11/13/2027	231,000	219,432
3.20%, 5/13/2025	205,000	201,117
3.20%, 5/11/2027	386,000	372,513
3.25%, 2/23/2026	170,000	166,061
3.35%, 2/9/2027	329,000	321,584
3.45%, 5/6/2024	408,000	408,277
3.75%, 9/12/2047	103,000	96,830

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 11/13/2047	$ 193,000	$ 181,266
3.85%, 5/4/2043	290,000	278,931
3.85%, 8/4/2046	264,000	252,389
4.25%, 2/9/2047	166,000	168,935
4.38%, 5/13/2045	135,000	140,129
4.50%, 2/23/2036	425,000	457,198
4.65%, 2/23/2046	364,000	393,131
Dell International LLC/EMC Corp.:
4.42%, 6/15/2021 (b)	720,000	730,688
5.45%, 6/15/2023 (b)	187,000	196,503
6.02%, 6/15/2026 (b)	390,000	416,551
8.10%, 7/15/2036 (b)	449,000	538,351
8.35%, 7/15/2046 (b)	813,000	1,012,323
Hewlett Packard Enterprise Co.:
3.60%, 10/15/2020	421,000	422,803
4.40%, 10/15/2022	210,000	215,214
4.90%, 10/15/2025	480,000	493,646
6.20%, 10/15/2035	115,000	118,827
6.35%, 10/15/2045	250,000	257,710
HP, Inc. 4.05%, 9/15/2022	264,000	267,076
IBM Credit LLC:
1.80%, 1/20/2021	100,000	96,987
2.20%, 9/8/2022	100,000	95,640
2.65%, 2/5/2021	100,000	98,805
3.00%, 2/6/2023	100,000	98,277
International Business Machines Corp.:
1.90%, 1/27/2020	106,000	104,655
2.25%, 2/19/2021	114,000	111,680
2.88%, 11/9/2022	1,150,000	1,125,517
2.90%, 11/1/2021	1,150,000	1,137,212
3.45%, 2/19/2026	463,000	457,268
3.63%, 2/12/2024	125,000	125,619
4.00%, 6/20/2042	250,000	243,603
4.70%, 2/19/2046	153,000	165,574
5.88%, 11/29/2032	70,000	83,546
7.00%, 10/30/2025	100,000	119,842
NetApp, Inc. 3.38%, 6/15/2021	60,000	59,853
Seagate HDD Cayman:
4.25%, 3/1/2022	192,000	190,808
4.75%, 1/1/2025 (a)	150,000	143,952
4.88%, 3/1/2024	345,000	339,818
4.88%, 6/1/2027 (a)	230,000	215,620
5.75%, 12/1/2034	90,000	81,428
		20,139,102
COSMETICS/PERSONAL CARE — 0.1%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	216,000	208,258
Series MTN, 1.95%, 2/1/2023	100,000	94,754
Series MTN, 2.30%, 5/3/2022	225,000	218,335
Series MTN, 3.70%, 8/1/2047	55,000	51,956
Security Description	Principal Amount	Value
Series MTN, 4.00%, 8/15/2045	$ 120,000	$ 119,266
Estee Lauder Cos., Inc.:
1.70%, 5/10/2021	20,000	19,235
3.15%, 3/15/2027	163,000	155,918
4.15%, 3/15/2047	65,000	65,057
Procter & Gamble Co.:
1.70%, 11/3/2021	50,000	47,986
1.75%, 10/25/2019	51,000	50,467
1.85%, 2/2/2021	50,000	48,651
1.90%, 10/23/2020	235,000	229,905
2.30%, 2/6/2022	225,000	218,754
2.45%, 11/3/2026	147,000	135,925
2.70%, 2/2/2026	63,000	59,660
3.10%, 8/15/2023	200,000	198,690
3.50%, 10/25/2047	450,000	417,168
Unilever Capital Corp.:
1.38%, 7/28/2021	300,000	285,255
2.00%, 7/28/2026	100,000	88,480
2.20%, 5/5/2022	238,000	228,892
2.75%, 3/22/2021	100,000	98,958
3.00%, 3/7/2022	150,000	148,695
3.13%, 3/22/2023	100,000	98,721
3.25%, 3/7/2024	120,000	118,351
3.38%, 3/22/2025	100,000	98,519
3.50%, 3/22/2028	250,000	244,872
4.25%, 2/10/2021	155,000	158,618
5.90%, 11/15/2032	104,000	126,813
		4,036,159
DISTRIBUTION & WHOLESALE — 0.0% (c)
WW Grainger, Inc.:
3.75%, 5/15/2046	100,000	91,126
4.60%, 6/15/2045	270,000	281,210
		372,336
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.30%, 1/23/2023	484,000	466,184
3.50%, 1/15/2025	400,000	377,340
3.65%, 7/21/2027 (a)	195,000	178,655
3.95%, 2/1/2022	237,000	236,384
4.45%, 10/1/2025	150,000	148,702
4.50%, 5/15/2021	415,000	420,506
4.63%, 10/30/2020	86,000	87,463
Affiliated Managers Group, Inc. 3.50%, 8/1/2025	100,000	95,941
Air Lease Corp.:
2.50%, 3/1/2021	460,000	449,374
2.63%, 7/1/2022	256,000	244,092
2.75%, 1/15/2023	100,000	94,889
3.25%, 3/1/2025	300,000	280,233
3.38%, 6/1/2021	166,000	164,893
3.50%, 1/15/2022	100,000	99,405

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 2/1/2022	$ 125,000	$ 124,946
3.88%, 4/1/2021	75,000	75,341
Aircastle, Ltd.:
4.13%, 5/1/2024	85,000	83,576
5.00%, 4/1/2023	85,000	87,033
5.13%, 3/15/2021	85,000	86,943
5.50%, 2/15/2022	85,000	88,325
6.25%, 12/1/2019	90,000	92,757
7.63%, 4/15/2020	50,000	52,904
American Express Co.:
2.20%, 10/30/2020	286,000	279,965
2.50%, 8/1/2022	136,000	130,438
2.65%, 12/2/2022	144,000	138,568
3.00%, 10/30/2024	157,000	149,805
3.38%, 5/17/2021	200,000	199,966
3.40%, 2/27/2023	367,000	361,370
3.63%, 12/5/2024	100,000	98,051
3.70%, 8/3/2023	500,000	497,515
4.05%, 12/3/2042	455,000	438,552
American Express Credit Corp.:
Series F, 2.60%, 9/14/2020	125,000	123,674
Series MTN, 1.70%, 10/30/2019	320,000	315,974
Series MTN, 2.20%, 3/3/2020	165,000	163,053
Series MTN, 2.25%, 5/5/2021	270,000	262,942
Series MTN, 2.70%, 3/3/2022	135,000	131,556
Series MTN, 3.30%, 5/3/2027	254,000	243,853
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	50,000	46,313
3.70%, 10/15/2024	150,000	149,046
AXA Financial, Inc. 7.00%, 4/1/2028	114,000	128,769
BGC Partners, Inc. 5.38%, 7/24/2023	100,000	99,971
BlackRock, Inc.:
3.20%, 3/15/2027	56,000	53,897
3.38%, 6/1/2022	517,000	518,949
3.50%, 3/18/2024	225,000	225,351
4.25%, 5/24/2021	25,000	25,678
Brookfield Finance, Inc.:
3.90%, 1/25/2028	308,000	292,098
4.25%, 6/2/2026	300,000	296,199
4.70%, 9/20/2047	166,000	159,727
Capital One Bank USA NA 3.38%, 2/15/2023	586,000	569,756
Charles Schwab Corp.:
3.00%, 3/10/2025	100,000	95,736
3.20%, 3/2/2027	218,000	207,423
3.20%, 1/25/2028	250,000	236,310
3.45%, 2/13/2026	35,000	34,260
4.45%, 7/22/2020	160,000	163,574
CME Group, Inc.:
3.00%, 3/15/2025	217,000	208,845
3.75%, 6/15/2028	150,000	150,064
4.15%, 6/15/2048	75,000	74,595
Credit Suisse USA, Inc. 7.13%, 7/15/2032	300,000	379,758
Security Description	Principal Amount	Value
Discover Financial Services:
4.10%, 2/9/2027	$ 95,000	$ 91,087
5.20%, 4/27/2022	100,000	103,448
E*TRADE Financial Corp.:
2.95%, 8/24/2022	258,000	249,525
3.80%, 8/24/2027	100,000	95,071
Eaton Vance Corp. 3.50%, 4/6/2027	180,000	172,532
Franklin Resources, Inc. 2.85%, 3/30/2025	100,000	94,453
GE Capital International Funding Co.:
2.34%, 11/15/2020	925,000	903,956
3.37%, 11/15/2025	291,000	276,921
4.42%, 11/15/2035	1,116,000	1,052,846
Genpact Luxembourg Sarl 3.70%, 4/1/2022	340,000	332,204
GLP Capital L.P./GLP Financing II, Inc.:
4.88%, 11/1/2020	210,000	213,969
5.25%, 6/1/2025	75,000	76,215
5.38%, 11/1/2023	75,000	77,603
5.38%, 4/15/2026	145,000	147,247
5.75%, 6/1/2028	75,000	77,730
Intercontinental Exchange, Inc.:
2.35%, 9/15/2022	100,000	95,955
3.10%, 9/15/2027	100,000	94,468
3.45%, 9/21/2023	90,000	89,589
3.75%, 12/1/2025	90,000	89,808
3.75%, 9/21/2028	105,000	103,999
4.00%, 10/15/2023	52,000	53,121
4.25%, 9/21/2048	150,000	147,478
International Lease Finance Corp. 8.25%, 12/15/2020	115,000	125,668
Invesco Finance PLC 3.75%, 1/15/2026	250,000	246,412
Janus Capital Group, Inc. 4.88%, 8/1/2025	230,000	234,818
Jefferies Financial Group, Inc. 5.50%, 10/18/2023	450,000	465,840
Jefferies Group LLC:
6.25%, 1/15/2036	174,000	177,475
6.45%, 6/8/2027	28,000	30,341
6.50%, 1/20/2043	200,000	205,694
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 4.15%, 1/23/2030	330,000	296,198
Lazard Group LLC:
3.63%, 3/1/2027	50,000	46,583
3.75%, 2/13/2025	105,000	101,276
4.25%, 11/14/2020	11,000	11,174
Legg Mason, Inc. 4.75%, 3/15/2026	110,000	112,201
Mastercard, Inc.:
2.95%, 11/21/2026	105,000	100,007
3.38%, 4/1/2024	351,000	350,800
3.50%, 2/26/2028	30,000	29,610

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.80%, 11/21/2046	$ 130,000	$ 125,258
3.95%, 2/26/2048	30,000	29,664
Nasdaq, Inc.:
3.85%, 6/30/2026	128,000	123,521
5.55%, 1/15/2020	141,000	145,205
National Rural Utilities Cooperative Finance Corp.:
2.00%, 1/27/2020	132,000	130,277
2.30%, 11/1/2020	50,000	49,064
2.70%, 2/15/2023	716,000	693,954
2.85%, 1/27/2025	51,000	48,571
2.95%, 2/7/2024	60,000	58,076
3.40%, 2/7/2028	171,000	165,839
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (d)	365,000	367,226
Series MTN, 1.50%, 11/1/2019	180,000	177,016
Series MTN, 2.30%, 9/15/2022	150,000	143,820
Series MTN, 2.90%, 3/15/2021	70,000	69,479
Series MTN, 3.25%, 11/1/2025	120,000	116,510
Series MTN, 8.00%, 3/1/2032	110,000	151,024
Nomura Holdings, Inc. 6.70%, 3/4/2020	121,000	126,399
ORIX Corp.:
2.90%, 7/18/2022	30,000	28,961
3.25%, 12/4/2024	200,000	190,394
3.70%, 7/18/2027	58,000	55,574
Private Export Funding Corp. Series GG, 2.45%, 7/15/2024	200,000	191,166
Raymond James Financial, Inc. 4.95%, 7/15/2046	100,000	101,716
Stifel Financial Corp. 4.25%, 7/18/2024	453,000	452,243
Synchrony Financial:
3.70%, 8/4/2026	340,000	307,231
3.75%, 8/15/2021	200,000	198,308
3.95%, 12/1/2027	267,000	242,105
4.50%, 7/23/2025	181,000	175,023
TD Ameritrade Holding Corp.:
2.95%, 4/1/2022	211,000	206,917
3.30%, 4/1/2027	75,000	71,710
Visa, Inc.:
2.20%, 12/14/2020	672,000	660,388
2.75%, 9/15/2027	90,000	83,810
2.80%, 12/14/2022	247,000	242,011
3.15%, 12/14/2025	508,000	492,232
4.15%, 12/14/2035	443,000	457,739
4.30%, 12/14/2045	354,000	366,882
		26,106,122
ELECTRIC — 1.8%
AEP Texas, Inc. 2.40%, 10/1/2022	117,000	111,802
Security Description	Principal Amount	Value
AEP Transmission Co. LLC 3.75%, 12/1/2047	$ 115,000	$ 105,199
Alabama Power Co.:
4.30%, 1/2/2046	155,000	154,405
6.00%, 3/1/2039	112,000	135,380
Series 17A, 2.45%, 3/30/2022	350,000	338,695
Ameren Corp. 3.65%, 2/15/2026	230,000	223,385
Ameren Illinois Co. 3.70%, 12/1/2047	215,000	200,356
American Electric Power Co., Inc. 2.15%, 11/13/2020	106,000	103,546
Appalachian Power Co. 7.00%, 4/1/2038	26,000	33,896
Arizona Public Service Co.:
2.95%, 9/15/2027	108,000	100,697
3.15%, 5/15/2025	50,000	48,212
3.75%, 5/15/2046	100,000	91,404
4.20%, 8/15/2048	100,000	98,380
Avangrid, Inc. 3.15%, 12/1/2024	300,000	285,768
Baltimore Gas & Electric Co. 3.75%, 8/15/2047	50,000	45,912
Berkshire Hathaway Energy Co.:
2.38%, 1/15/2021	505,000	496,097
2.80%, 1/15/2023	235,000	228,366
3.75%, 11/15/2023	210,000	211,609
3.80%, 7/15/2048	205,000	184,748
4.45%, 1/15/2049 (b)	150,000	149,071
6.13%, 4/1/2036	402,000	487,521
Black Hills Corp.:
3.15%, 1/15/2027	50,000	45,973
4.20%, 9/15/2046	50,000	46,096
4.25%, 11/30/2023	100,000	101,400
4.35%, 5/1/2033	55,000	54,102
CenterPoint Energy Houston Electric LLC:
1.85%, 6/1/2021	150,000	144,306
2.25%, 8/1/2022	100,000	95,646
3.95%, 3/1/2048	100,000	96,759
4.50%, 4/1/2044	100,000	105,141
Series AA, 3.00%, 2/1/2027	445,000	419,653
Series Z, 2.40%, 9/1/2026	50,000	45,386
CenterPoint Energy, Inc. 2.50%, 9/1/2022	100,000	95,609
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	453,000	426,577
CMS Energy Corp.:
3.45%, 8/15/2027	108,000	103,620
4.88%, 3/1/2044	145,000	152,931
Commonwealth Edison Co.:
2.55%, 6/15/2026	50,000	46,044
3.40%, 9/1/2021	230,000	230,672
3.65%, 6/15/2046	50,000	45,433
3.70%, 8/15/2028	45,000	44,859
4.00%, 8/1/2020	358,000	362,636
4.00%, 3/1/2048	300,000	289,254

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.35%, 11/15/2045	$ 200,000	$ 203,418
5.90%, 3/15/2036	214,000	255,056
Connecticut Light & Power Co.:
2.50%, 1/15/2023 (a)	90,000	86,636
4.00%, 4/1/2048	100,000	98,310
4.30%, 4/15/2044	60,000	61,387
Consolidated Edison Co. of New York, Inc.:
3.85%, 6/15/2046	50,000	46,552
4.45%, 6/15/2020	100,000	101,930
4.45%, 3/15/2044	105,000	106,954
4.50%, 5/15/2058	100,000	99,159
Series 09-C, 5.50%, 12/1/2039	274,000	316,237
Series 12-A, 4.20%, 3/15/2042	100,000	98,052
Series 2017, 3.88%, 6/15/2047	120,000	111,850
Series B, 3.13%, 11/15/2027	158,000	150,087
Series C, 4.30%, 12/1/2056	200,000	190,994
Consolidated Edison, Inc.:
2.00%, 5/15/2021	68,000	65,719
Series A, 2.00%, 3/15/2020	502,000	493,411
Consumers Energy Co.:
2.85%, 5/15/2022	210,000	206,611
3.25%, 8/15/2046	50,000	42,705
3.95%, 5/15/2043	100,000	97,059
4.05%, 5/15/2048	100,000	98,518
Delmarva Power & Light Co.:
3.50%, 11/15/2023	100,000	99,494
4.15%, 5/15/2045	100,000	97,639
Dominion Energy, Inc.:
2.50%, 12/1/2019	120,000	119,132
2.58%, 7/1/2020	45,000	44,415
3.63%, 12/1/2024	350,000	342,345
3.90%, 10/1/2025	125,000	123,079
4.10%, 4/1/2021 (e)	80,000	80,862
4.25%, 6/1/2028	200,000	200,158
4.70%, 12/1/2044	100,000	100,977
7.00%, 6/15/2038	595,000	747,891
3 month USD LIBOR + 3.057%, 5.75%, 10/1/2054 (d)	150,000	156,100
Series B, 2.75%, 1/15/2022	100,000	97,357
Series C, 2.00%, 8/15/2021	20,000	19,157
Series C, 4.90%, 8/1/2041	150,000	153,990
Series D, 2.85%, 8/15/2026	80,000	72,855
Series F, 5.25%, 8/1/2033	200,000	211,724
DTE Electric Co.:
3.65%, 3/15/2024	50,000	50,130
3.70%, 6/1/2046	100,000	92,499
3.75%, 8/15/2047	100,000	93,343
Series A, 4.05%, 5/15/2048	100,000	98,405
DTE Energy Co.:
1.50%, 10/1/2019	110,000	108,251
2.40%, 12/1/2019	51,000	50,480
2.85%, 10/1/2026	510,000	467,323
Security Description	Principal Amount	Value
6.38%, 4/15/2033	$ 150,000	$ 176,565
Series D, 3.70%, 8/1/2023	100,000	99,830
Duke Energy Carolinas LLC:
2.50%, 3/15/2023	50,000	48,046
2.95%, 12/1/2026	222,000	211,124
3.05%, 3/15/2023	400,000	393,848
3.70%, 12/1/2047	350,000	318,419
3.75%, 6/1/2045	100,000	91,964
3.95%, 3/15/2048	100,000	95,204
4.00%, 9/30/2042	231,000	221,700
4.25%, 12/15/2041	270,000	269,625
5.30%, 2/15/2040	261,000	297,796
6.05%, 4/15/2038	150,000	184,447
6.10%, 6/1/2037	150,000	182,076
Duke Energy Corp.:
1.80%, 9/1/2021	232,000	221,876
2.40%, 8/15/2022	250,000	239,280
2.65%, 9/1/2026	536,000	485,005
3.05%, 8/15/2022	318,000	311,831
3.55%, 9/15/2021	56,000	56,202
3.75%, 4/15/2024	127,000	126,971
4.80%, 12/15/2045	159,000	163,832
Duke Energy Florida LLC:
3.20%, 1/15/2027	175,000	168,138
3.80%, 7/15/2028	200,000	199,656
4.20%, 7/15/2048	200,000	198,478
Duke Energy Indiana LLC 6.12%, 10/15/2035	200,000	243,044
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	25,532
Duke Energy Progress LLC:
3.25%, 8/15/2025	50,000	48,640
3.60%, 9/15/2047	100,000	89,770
4.20%, 8/15/2045	325,000	319,884
Edison International 4.13%, 3/15/2028	200,000	197,974
El Paso Electric Co. 5.00%, 12/1/2044	150,000	150,585
Emera US Finance L.P.:
3.55%, 6/15/2026	132,000	124,409
4.75%, 6/15/2046	264,000	260,111
Enel Americas SA 4.00%, 10/25/2026	15,000	14,264
Enel Chile SA 4.88%, 6/12/2028	282,000	283,667
Enel Generacion Chile SA 4.25%, 4/15/2024	50,000	49,598
Entergy Arkansas, Inc. 3.50%, 4/1/2026	157,000	154,563
Entergy Corp.:
2.95%, 9/1/2026	30,000	27,544
5.13%, 9/15/2020	155,000	158,838
Entergy Louisiana LLC:
2.40%, 10/1/2026	215,000	194,209
3.12%, 9/1/2027	100,000	94,479
4.00%, 3/15/2033	95,000	95,071
4.95%, 1/15/2045	85,000	86,036

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Entergy Mississippi, Inc. 2.85%, 6/1/2028	$ 620,000	$ 567,467
Evergy, Inc. 4.85%, 6/1/2021	120,000	122,263
Eversource Energy:
2.50%, 3/15/2021	350,000	343,486
2.80%, 5/1/2023	100,000	96,313
Series L, 2.90%, 10/1/2024	108,000	103,073
Series M, 3.30%, 1/15/2028	500,000	470,995
Exelon Corp.:
2.45%, 4/15/2021	155,000	150,651
3.40%, 4/15/2026	198,000	189,005
4.45%, 4/15/2046	314,000	305,252
Exelon Generation Co. LLC:
2.95%, 1/15/2020	615,000	613,106
3.40%, 3/15/2022	50,000	49,504
4.00%, 10/1/2020 (a)	200,000	201,936
4.25%, 6/15/2022	130,000	131,999
5.60%, 6/15/2042	174,000	179,020
FirstEnergy Corp.:
Series A, 2.85%, 7/15/2022	130,000	125,878
Series B, 3.90%, 7/15/2027	109,000	106,093
Series B, 4.25%, 3/15/2023	191,000	193,262
Series C, 4.85%, 7/15/2047	128,000	131,168
Series C, 7.38%, 11/15/2031	145,000	187,328
Florida Power & Light Co.:
3.13%, 12/1/2025	100,000	97,023
3.95%, 3/1/2048	115,000	112,580
4.05%, 6/1/2042	25,000	24,722
4.05%, 10/1/2044	145,000	143,810
5.69%, 3/1/2040	150,000	180,654
5.96%, 4/1/2039	100,000	123,870
Fortis, Inc. 2.10%, 10/4/2021	65,000	62,031
Georgia Power Co.:
2.00%, 3/30/2020	102,000	100,097
4.30%, 3/15/2042	685,000	649,572
Series C, 2.00%, 9/8/2020	200,000	194,966
Gulf Power Co. Series A, 3.30%, 5/30/2027	50,000	47,767
Iberdrola International B.V. 6.75%, 7/15/2036	275,000	344,138
Indiana Michigan Power Co.:
3.85%, 5/15/2028	100,000	99,603
4.25%, 8/15/2048	150,000	148,179
6.05%, 3/15/2037	130,000	155,141
Series K, 4.55%, 3/15/2046	80,000	82,239
Interstate Power & Light Co.:
3.70%, 9/15/2046	60,000	53,921
6.25%, 7/15/2039	50,000	62,559
ITC Holdings Corp.:
2.70%, 11/15/2022	200,000	191,912
3.25%, 6/30/2026	30,000	28,159
3.35%, 11/15/2027	108,000	101,035
3.65%, 6/15/2024	25,000	24,530
Kansas City Power & Light Co.:
3.65%, 8/15/2025	50,000	48,974
Security Description	Principal Amount	Value
4.20%, 6/15/2047	$ 250,000	$ 239,182
4.20%, 3/15/2048	100,000	96,248
Kentucky Utilities Co. 5.13%, 11/1/2040	100,000	113,237
LG&E & KU Energy LLC 3.75%, 11/15/2020	101,000	101,376
MidAmerican Energy Co.:
3.10%, 5/1/2027	100,000	95,569
3.50%, 10/15/2024	100,000	99,650
4.25%, 5/1/2046	70,000	70,291
4.80%, 9/15/2043	150,000	162,607
Nevada Power Co.:
Series BB, 2.75%, 4/15/2020	575,000	573,292
Series N, 6.65%, 4/1/2036	100,000	126,591
Series R, 6.75%, 7/1/2037	15,000	19,316
NextEra Energy Capital Holdings, Inc.:
2.80%, 1/15/2023	150,000	144,981
3.55%, 5/1/2027	158,000	151,859
4.50%, 6/1/2021	170,000	173,534
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (d)	330,000	310,471
Series H, 3.34%, 9/1/2020	375,000	375,817
Northern States Power Co.:
2.15%, 8/15/2022	135,000	128,849
6.25%, 6/1/2036	150,000	187,182
NSTAR Electric Co. 3.20%, 5/15/2027	200,000	191,274
Ohio Power Co. 4.15%, 4/1/2048	100,000	99,081
Oklahoma Gas & Electric Co. 4.15%, 4/1/2047	150,000	143,721
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/2028 (b)	150,000	149,490
3.80%, 9/30/2047	100,000	94,413
4.10%, 11/15/2048 (b)	150,000	148,735
5.30%, 6/1/2042	50,000	57,766
7.00%, 9/1/2022	217,000	245,314
7.00%, 5/1/2032	190,000	246,168
Pacific Gas & Electric Co.:
2.45%, 8/15/2022	200,000	190,050
3.25%, 6/15/2023	225,000	217,336
3.30%, 12/1/2027	986,000	902,782
3.50%, 6/15/2025	773,000	737,442
3.95%, 12/1/2047	305,000	265,710
4.00%, 12/1/2046	225,000	197,005
4.25%, 3/15/2046	75,000	68,440
4.75%, 2/15/2044	100,000	97,686
6.05%, 3/1/2034	217,000	244,943
PacifiCorp:
3.85%, 6/15/2021	290,000	293,634
4.10%, 2/1/2042	50,000	49,115
PECO Energy Co.:
3.90%, 3/1/2048	300,000	285,720
4.15%, 10/1/2044	100,000	98,989

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
PNM Resources, Inc. 3.25%, 3/9/2021	$ 100,000	$ 98,953
Potomac Electric Power Co. 3.60%, 3/15/2024	150,000	149,797
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	150,000	139,293
3.50%, 12/1/2022	200,000	197,878
5.00%, 3/15/2044	755,000	788,764
PPL Electric Utilities Corp.:
4.13%, 6/15/2044	60,000	59,084
4.15%, 10/1/2045	100,000	98,806
Progress Energy, Inc. 7.75%, 3/1/2031	310,000	406,301
PSEG Power LLC:
3.00%, 6/15/2021	111,000	109,485
5.13%, 4/15/2020	80,000	81,990
Public Service Co. of Colorado:
3.20%, 11/15/2020	100,000	100,034
3.70%, 6/15/2028	300,000	299,292
3.80%, 6/15/2047	100,000	94,342
4.10%, 6/15/2048	185,000	183,461
4.30%, 3/15/2044	100,000	101,878
Public Service Electric & Gas Co.:
Series MTN, 1.90%, 3/15/2021	25,000	24,206
Series MTN, 2.25%, 9/15/2026	189,000	169,433
Series MTN, 2.38%, 5/15/2023	100,000	95,570
Series MTN, 3.00%, 5/15/2027	50,000	47,242
Series MTN, 3.60%, 12/1/2047	615,000	562,540
Series MTN, 3.65%, 9/1/2028 (a)	100,000	99,322
Series MTN, 3.70%, 5/1/2028	100,000	99,330
Series MTN, 3.80%, 3/1/2046	390,000	369,283
Series MTN, 3.95%, 5/1/2042	40,000	38,891
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	155,000	148,798
Puget Energy, Inc.:
3.65%, 5/15/2025	110,000	106,228
5.63%, 7/15/2022	300,000	317,256
6.00%, 9/1/2021	100,000	106,144
Puget Sound Energy, Inc. 5.64%, 4/15/2041	106,000	125,463
San Diego Gas & Electric Co.:
2.50%, 5/15/2026	83,000	76,294
3.00%, 8/15/2021	74,000	73,341
Series RRR, 3.75%, 6/1/2047	160,000	145,589
Sempra Energy:
1.63%, 10/7/2019	180,000	177,406
2.40%, 2/1/2020	295,000	291,708
2.85%, 11/15/2020	56,000	55,270
2.88%, 10/1/2022	15,000	14,550
2.90%, 2/1/2023	535,000	516,794
Security Description	Principal Amount	Value
3.40%, 2/1/2028	$ 304,000	$ 284,082
3.75%, 11/15/2025	50,000	48,781
3.80%, 2/1/2038	152,000	136,826
4.00%, 2/1/2048	163,000	145,171
6.00%, 10/15/2039	205,000	236,123
Sierra Pacific Power Co. 2.60%, 5/1/2026	195,000	179,474
South Carolina Electric & Gas Co.:
3.50%, 8/15/2021	55,000	54,790
4.10%, 6/15/2046	70,000	63,995
4.25%, 8/15/2028 (a)	65,000	64,665
4.35%, 2/1/2042	400,000	382,396
4.50%, 6/1/2064	135,000	123,649
4.60%, 6/15/2043	150,000	148,380
5.45%, 2/1/2041	120,000	128,200
Southern California Edison Co.:
3.88%, 6/1/2021	70,000	70,622
4.00%, 4/1/2047	90,000	84,163
4.65%, 10/1/2043	150,000	155,085
5.50%, 3/15/2040	450,000	508,932
6.00%, 1/15/2034	100,000	116,638
Series 05-E, 5.35%, 7/15/2035	190,000	207,782
Series 13-A, 3.90%, 3/15/2043	210,000	193,838
Series A, 2.90%, 3/1/2021	100,000	99,222
Series B, 3.65%, 3/1/2028	100,000	97,638
Series C, 3.50%, 10/1/2023	100,000	99,258
Series C, 3.60%, 2/1/2045	145,000	128,235
Series C, 4.13%, 3/1/2048	130,000	124,229
Series E, 3.70%, 8/1/2025	60,000	59,689
Southern Co.:
2.75%, 6/15/2020	200,000	197,992
2.95%, 7/1/2023	315,000	302,391
3.25%, 7/1/2026	149,000	138,986
4.25%, 7/1/2036	631,000	601,210
4.40%, 7/1/2046	338,000	321,634
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (d)	100,000	100,500
Southern Power Co.:
4.15%, 12/1/2025	100,000	98,684
Series D, 1.95%, 12/15/2019	150,000	147,958
Series E, 2.50%, 12/15/2021	50,000	48,256
Southwestern Electric Power Co.:
Series J, 3.90%, 4/1/2045	200,000	181,050
Series K, 2.75%, 10/1/2026	190,000	173,842
Series L, 3.85%, 2/1/2048	660,000	591,109
Southwestern Public Service Co.:
3.30%, 6/15/2024	50,000	49,022
6.00%, 10/1/2036	50,000	58,541
Tampa Electric Co.:
4.10%, 6/15/2042	75,000	71,593
4.30%, 6/15/2048	200,000	198,450
Tucson Electric Power Co. 3.05%, 3/15/2025	150,000	142,353
Union Electric Co.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.95%, 6/15/2027	$ 205,000	$ 192,483
3.65%, 4/15/2045	60,000	55,325
4.00%, 4/1/2048	200,000	193,676
Virginia Electric & Power Co.:
2.95%, 1/15/2022	100,000	98,583
6.35%, 11/30/2037	160,000	199,755
Series A, 3.15%, 1/15/2026	176,000	169,495
Series B, 2.95%, 11/15/2026	50,000	47,136
Series B, 3.80%, 9/15/2047	100,000	92,300
Series B, 4.20%, 5/15/2045	150,000	147,298
Series C, 2.75%, 3/15/2023	277,000	268,471
Series C, 4.00%, 11/15/2046	110,000	104,853
Westar Energy, Inc.:
3.10%, 4/1/2027	250,000	236,895
4.10%, 4/1/2043	100,000	97,448
4.25%, 12/1/2045	50,000	49,895
Wisconsin Electric Power Co. 2.95%, 9/15/2021	250,000	247,090
Wisconsin Power & Light Co.:
3.05%, 10/15/2027	200,000	188,136
6.38%, 8/15/2037	140,000	175,161
Xcel Energy, Inc.:
2.40%, 3/15/2021	100,000	97,791
4.00%, 6/15/2028	200,000	200,212
4.70%, 5/15/2020	109,000	110,794
		53,173,322
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (c)
Emerson Electric Co.:
2.63%, 2/15/2023	27,000	26,066
4.88%, 10/15/2019	111,000	113,236
Hubbell, Inc.:
3.15%, 8/15/2027	150,000	137,862
3.35%, 3/1/2026	50,000	47,369
		324,533
ELECTRONICS — 0.2%
Agilent Technologies, Inc. 5.00%, 7/15/2020	200,000	206,004
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024	50,000	46,710
3.55%, 10/1/2027	192,000	174,211
Amphenol Corp. 3.20%, 4/1/2024	100,000	95,911
Arrow Electronics, Inc.:
3.25%, 9/8/2024	50,000	47,225
3.50%, 4/1/2022	100,000	98,313
3.88%, 1/12/2028	50,000	46,643
Avnet, Inc.:
4.63%, 4/15/2026	25,000	24,837
4.88%, 12/1/2022	105,000	108,199
Corning, Inc.:
4.25%, 8/15/2020	575,000	584,430
4.38%, 11/15/2057	250,000	219,395
Flex, Ltd.:
4.63%, 2/15/2020	165,000	167,062
Security Description	Principal Amount	Value
4.75%, 6/15/2025	$ 50,000	$ 50,273
FLIR Systems, Inc. 3.13%, 6/15/2021	225,000	221,508
Fortive Corp.:
2.35%, 6/15/2021	50,000	48,321
3.15%, 6/15/2026	998,000	929,427
4.30%, 6/15/2046	25,000	23,776
Honeywell International, Inc.:
1.40%, 10/30/2019	127,000	125,128
1.80%, 10/30/2019	200,000	198,024
1.85%, 11/1/2021	277,000	266,424
2.50%, 11/1/2026	250,000	231,140
3.81%, 11/21/2047	100,000	95,180
4.25%, 3/1/2021	64,000	65,556
Jabil, Inc. 3.95%, 1/12/2028	1,463,000	1,379,697
Keysight Technologies, Inc. 3.30%, 10/30/2019	130,000	129,791
Tech Data Corp.:
3.70%, 2/15/2022	183,000	179,516
4.95%, 2/15/2027	83,000	80,994
Trimble, Inc. 4.75%, 12/1/2024	230,000	232,765
Tyco Electronics Group SA:
3.13%, 8/15/2027	258,000	240,611
3.70%, 2/15/2026	148,000	144,951
		6,462,022
ENGINEERING & CONSTRUCTION — 0.0% (c)
Fluor Corp. 4.25%, 9/15/2028	100,000	97,867
ENTERTAINMENT — 0.0% (c)
GLP Capital L.P./GLP Financing II, Inc. 4.38%, 4/15/2021	125,000	125,787
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
2.90%, 7/1/2026	55,000	51,087
3.20%, 3/15/2025	125,000	120,381
3.38%, 11/15/2027	125,000	118,895
4.75%, 5/15/2023	216,000	225,461
5.00%, 3/1/2020	100,000	102,497
Waste Management, Inc.:
2.40%, 5/15/2023	100,000	95,379
2.90%, 9/15/2022	141,000	138,183
3.15%, 11/15/2027	183,000	174,275
3.50%, 5/15/2024	150,000	148,597
3.90%, 3/1/2035	250,000	242,727
4.10%, 3/1/2045	200,000	196,188
		1,613,670
FOOD — 0.4%
Campbell Soup Co.:
3.30%, 3/15/2021	100,000	99,311

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.30%, 3/19/2025	$ 50,000	$ 46,388
3.65%, 3/15/2023	150,000	146,943
3.80%, 8/2/2042	50,000	39,329
3.95%, 3/15/2025	100,000	96,674
4.15%, 3/15/2028	150,000	143,004
4.25%, 4/15/2021	240,000	243,662
4.80%, 3/15/2048 (a)	40,000	36,422
Conagra Brands, Inc. 3.20%, 1/25/2023	247,000	240,521
Flowers Foods, Inc. 4.38%, 4/1/2022	100,000	101,677
General Mills, Inc.:
3.15%, 12/15/2021	212,000	209,744
3.20%, 4/16/2021	285,000	283,301
3.20%, 2/10/2027 (a)	100,000	91,764
3.70%, 10/17/2023	260,000	258,458
4.00%, 4/17/2025	104,000	102,912
4.20%, 4/17/2028 (a)	279,000	274,988
4.55%, 4/17/2038	1,050,000	1,008,357
4.70%, 4/17/2048 (a)	250,000	240,175
Hershey Co.:
2.30%, 8/15/2026	61,000	54,921
3.38%, 8/15/2046	50,000	43,909
Ingredion, Inc. 4.63%, 11/1/2020	100,000	102,278
JM Smucker Co.:
2.20%, 12/6/2019	166,000	164,172
3.38%, 12/15/2027	295,000	273,571
3.50%, 3/15/2025	258,000	247,907
4.25%, 3/15/2035	100,000	93,874
4.38%, 3/15/2045	25,000	23,151
Kellogg Co.:
3.13%, 5/17/2022	100,000	98,505
3.25%, 4/1/2026 (a)	205,000	193,051
3.40%, 11/15/2027	408,000	379,501
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	105,000	114,058
Kraft Heinz Foods Co.:
2.80%, 7/2/2020	204,000	201,911
3.00%, 6/1/2026	249,000	226,697
3.50%, 6/6/2022	906,000	899,830
3.50%, 7/15/2022	239,000	237,511
3.95%, 7/15/2025	170,000	167,370
4.38%, 6/1/2046	260,000	228,883
5.00%, 7/15/2035	275,000	271,529
5.00%, 6/4/2042	367,000	350,371
5.20%, 7/15/2045	669,000	653,165
Kroger Co.:
2.65%, 10/15/2026 (a)	246,000	219,548
3.70%, 8/1/2027	73,000	69,862
3.88%, 10/15/2046	25,000	20,848
4.45%, 2/1/2047 (a)	244,000	223,582
4.65%, 1/15/2048 (a)	250,000	236,315
5.40%, 7/15/2040	360,000	370,706
6.15%, 1/15/2020	100,000	103,682
6.90%, 4/15/2038	26,000	31,268
McCormick & Co., Inc.:
Security Description	Principal Amount	Value
3.40%, 8/15/2027	$ 108,000	$ 102,723
4.20%, 8/15/2047	150,000	142,754
Mondelez International, Inc.:
4.13%, 5/7/2028 (a)	200,000	197,998
4.63%, 5/7/2048	200,000	194,684
Sysco Corp.:
2.50%, 7/15/2021	70,000	68,466
2.60%, 10/1/2020	201,000	198,896
2.60%, 6/12/2022	30,000	28,988
3.25%, 7/15/2027	600,000	563,754
3.30%, 7/15/2026	180,000	171,551
3.55%, 3/15/2025	182,000	178,020
3.75%, 10/1/2025	38,000	37,480
4.45%, 3/15/2048	100,000	97,847
4.50%, 4/1/2046	100,000	97,834
4.85%, 10/1/2045	35,000	36,110
Tyson Foods, Inc.:
2.25%, 8/23/2021	35,000	33,695
3.55%, 6/2/2027	128,000	120,748
3.90%, 9/28/2023	400,000	401,808
4.55%, 6/2/2047	185,000	172,927
4.88%, 8/15/2034	50,000	50,417
5.15%, 8/15/2044	487,000	495,615
		13,357,921
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	108,000	102,014
Fibria Overseas Finance, Ltd.:
4.00%, 1/14/2025 (a)	58,000	53,655
5.50%, 1/17/2027	118,000	116,947
Georgia-Pacific LLC 7.75%, 11/15/2029	225,000	296,615
International Paper Co.:
3.00%, 2/15/2027	456,000	418,645
3.80%, 1/15/2026	447,000	438,726
4.40%, 8/15/2047	172,000	158,574
5.15%, 5/15/2046	175,000	179,900
6.00%, 11/15/2041	20,000	22,338
7.50%, 8/15/2021	102,000	112,622
		1,900,036
GAS — 0.1%
Atmos Energy Corp.:
3.00%, 6/15/2027	345,000	325,528
4.13%, 10/15/2044	130,000	127,128
CenterPoint Energy Resources Corp.:
3.55%, 4/1/2023	100,000	98,708
4.00%, 4/1/2028	100,000	98,878
National Fuel Gas Co.:
3.75%, 3/1/2023	63,000	61,844
4.75%, 9/1/2028	450,000	437,931
5.20%, 7/15/2025	50,000	50,985
NiSource, Inc.:
2.65%, 11/17/2022	170,000	162,216

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.49%, 5/15/2027	$ 85,000	$ 80,605
3.65%, 6/15/2023 (b)	500,000	493,805
3.95%, 3/30/2048	205,000	183,516
4.38%, 5/15/2047	436,000	417,195
4.80%, 2/15/2044	141,000	142,526
Piedmont Natural Gas Co., Inc. 3.64%, 11/1/2046	50,000	44,307
Southern California Gas Co. Series TT, 2.60%, 6/15/2026	211,000	194,346
Southern Co. Gas Capital Corp. 2.45%, 10/1/2023	165,000	154,602
Southwest Gas Corp.:
3.70%, 4/1/2028	350,000	342,625
3.80%, 9/29/2046	100,000	90,805
Washington Gas Light Co. Series K, 3.80%, 9/15/2046	35,000	32,816
		3,540,366
HAND & MACHINE TOOLS — 0.0% (c)
Kennametal, Inc. 4.63%, 6/15/2028	150,000	146,767
Snap-on, Inc.:
3.25%, 3/1/2027	45,000	43,242
4.10%, 3/1/2048	85,000	83,748
Stanley Black & Decker, Inc. 3.40%, 12/1/2021	60,000	59,953
		333,710
HEALTH CARE PRODUCTS — 0.5%
Abbott Laboratories:
2.80%, 9/15/2020	50,000	49,563
2.90%, 11/30/2021	644,000	635,415
3.25%, 4/15/2023	147,000	145,871
3.40%, 11/30/2023	113,000	112,636
3.75%, 11/30/2026	434,000	432,399
3.88%, 9/15/2025	40,000	40,256
4.75%, 11/30/2036	726,000	772,486
4.90%, 11/30/2046	414,000	449,703
6.00%, 4/1/2039	275,000	328,848
6.15%, 11/30/2037	165,000	198,602
Baxter International, Inc.:
1.70%, 8/15/2021	50,000	47,614
2.60%, 8/15/2026	50,000	45,471
3.50%, 8/15/2046	210,000	177,036
Becton Dickinson and Co.:
2.40%, 6/5/2020	35,000	34,449
2.68%, 12/15/2019	418,000	415,542
2.89%, 6/6/2022	72,000	69,473
3.13%, 11/8/2021	311,000	305,965
3.36%, 6/6/2024	267,000	257,887
3.70%, 6/6/2027	265,000	253,290
3.73%, 12/15/2024	181,000	177,230
4.67%, 6/6/2047	130,000	129,217
5.00%, 11/12/2040	494,000	502,630
Boston Scientific Corp.:
4.00%, 3/1/2028	300,000	296,613
Security Description	Principal Amount	Value
6.00%, 1/15/2020	$ 130,000	$ 134,468
Covidien International Finance SA 4.20%, 6/15/2020	216,000	219,804
Danaher Corp.:
3.35%, 9/15/2025	65,000	63,796
4.38%, 9/15/2045	110,000	112,176
Koninklijke Philips NV 6.88%, 3/11/2038	100,000	129,922
Life Technologies Corp. 6.00%, 3/1/2020	375,000	388,204
Medtronic Global Holdings SCA 3.35%, 4/1/2027	284,000	276,909
Medtronic, Inc.:
2.50%, 3/15/2020	231,000	229,408
3.13%, 3/15/2022	210,000	208,463
3.15%, 3/15/2022	658,000	653,361
3.50%, 3/15/2025	859,000	851,518
4.50%, 3/15/2042	280,000	289,223
4.63%, 3/15/2045	650,000	687,720
Stryker Corp.:
2.63%, 3/15/2021	270,000	265,807
3.38%, 11/1/2025	130,000	124,953
3.50%, 3/15/2026	199,000	192,714
3.65%, 3/7/2028	100,000	96,769
4.10%, 4/1/2043	405,000	376,427
4.63%, 3/15/2046	230,000	232,401
Thermo Fisher Scientific, Inc.:
2.95%, 9/19/2026	301,000	278,807
3.00%, 4/15/2023	164,000	159,049
3.15%, 1/15/2023	158,000	154,676
3.20%, 8/15/2027	150,000	140,111
3.65%, 12/15/2025	100,000	98,079
4.10%, 8/15/2047	110,000	103,029
4.50%, 3/1/2021	234,000	240,107
5.30%, 2/1/2044	100,000	109,596
Zimmer Biomet Holdings, Inc.:
2.70%, 4/1/2020	238,000	235,670
3.55%, 4/1/2025	257,000	246,401
3.70%, 3/19/2023	300,000	298,095
4.63%, 11/30/2019	100,000	101,502
		13,577,361
HEALTH CARE SERVICES — 0.5%
Advocate Health & Hospitals Corp.:
3.83%, 8/15/2028	35,000	35,218
4.27%, 8/15/2048	30,000	30,162
Aetna, Inc.:
2.80%, 6/15/2023	105,000	100,567
4.50%, 5/15/2042	241,000	235,156
4.75%, 3/15/2044	170,000	168,196
6.63%, 6/15/2036	151,000	184,696
AHS Hospital Corp. 5.02%, 7/1/2045	25,000	27,799
Anthem, Inc.:
2.50%, 11/21/2020	177,000	174,265

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.95%, 12/1/2022	$ 107,000	$ 104,015
3.30%, 1/15/2023	100,000	98,445
3.35%, 12/1/2024	100,000	96,950
3.50%, 8/15/2024	219,000	214,090
3.65%, 12/1/2027	511,000	486,125
4.10%, 3/1/2028	200,000	196,762
4.38%, 12/1/2047	65,000	61,462
4.55%, 3/1/2048	150,000	145,641
4.63%, 5/15/2042	236,000	231,700
4.65%, 1/15/2043	283,000	278,639
4.65%, 8/15/2044	10,000	9,855
Ascension Health 3.95%, 11/15/2046	155,000	150,541
Baylor Scott & White Holdings:
3.97%, 11/15/2046	50,000	47,211
4.19%, 11/15/2045	65,000	64,053
Catholic Health Initiatives 4.35%, 11/1/2042	275,000	249,485
Children's Hospital Corp. Series 2017, 4.12%, 1/1/2047	65,000	63,738
Cigna Corp.:
3.05%, 10/15/2027	349,000	314,910
3.25%, 4/15/2025	301,000	284,866
3.88%, 10/15/2047	170,000	145,530
4.00%, 2/15/2022	84,000	84,637
4.50%, 3/15/2021	20,000	20,427
5.38%, 2/15/2042	125,000	131,971
Coventry Health Care, Inc. 5.45%, 6/15/2021	100,000	104,600
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	100,000	96,480
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	100,000	96,499
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	40,000	39,363
4.50%, 7/1/2057	50,000	51,059
Halfmoon Parent, Inc.:
3.20%, 9/17/2020 (b)	125,000	124,597
3.40%, 9/17/2021 (b)	200,000	199,262
3.75%, 7/15/2023 (b)	135,000	134,864
4.13%, 11/15/2025 (b)	90,000	89,824
4.38%, 10/15/2028 (b)	200,000	199,436
4.80%, 8/15/2038 (b)	120,000	120,420
4.90%, 12/15/2048 (b)	145,000	144,943
Howard Hughes Medical Institute 3.50%, 9/1/2023	50,000	50,320
Humana, Inc.:
2.50%, 12/15/2020	225,000	220,851
2.90%, 12/15/2022	260,000	251,870
3.95%, 3/15/2027	50,000	49,105
4.63%, 12/1/2042	665,000	658,323
4.95%, 10/1/2044	29,000	30,183
Indiana University Health, Inc. 3.97%, 11/1/2048	55,000	54,072
Security Description	Principal Amount	Value
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	$ 35,000	$ 32,710
Kaiser Foundation Hospitals:
3.15%, 5/1/2027	260,000	248,945
4.15%, 5/1/2047	162,000	161,895
Laboratory Corp. of America Holdings:
2.63%, 2/1/2020	16,000	15,881
3.25%, 9/1/2024	296,000	283,527
3.60%, 9/1/2027	218,000	208,303
4.63%, 11/15/2020	150,000	153,402
4.70%, 2/1/2045	365,000	355,291
Mayo Clinic Series 2016, 4.13%, 11/15/2052	50,000	49,837
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	65,000	64,500
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	64,000	63,685
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	50,000	46,432
New York and Presbyterian Hospital 4.02%, 8/1/2045	25,000	24,346
Northwell Healthcare, Inc. 3.98%, 11/1/2046	160,000	145,227
NYU Langone Hospitals 4.37%, 7/1/2047 (a)	65,000	65,788
Orlando Health Obligated Group 4.09%, 10/1/2048	45,000	43,148
Partners Healthcare System, Inc. Series 2017, 3.77%, 7/1/2048	20,000	18,173
Providence St. Joseph Health Obligated Group:
Series A, 3.93%, 10/1/2048	70,000	65,185
Series H, 2.75%, 10/1/2026	50,000	45,896
Series I, 3.74%, 10/1/2047	50,000	45,627
Quest Diagnostics, Inc. 4.70%, 4/1/2021	180,000	185,074
RWJ Barnabas Health, Inc. 3.95%, 7/1/2046	50,000	46,322
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	150,000	150,013
Stanford Health Care Series 2018, 3.80%, 11/15/2048	1,015,000	963,519
Sutter Health:
Series 2018, 3.70%, 8/15/2028	100,000	98,085
Series 2018, 4.09%, 8/15/2048	100,000	94,559
Trinity Health Corp. 4.13%, 12/1/2045	25,000	23,927
UnitedHealth Group, Inc.:
1.95%, 10/15/2020	475,000	464,398

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.13%, 3/15/2021	$ 142,000	$ 138,582
2.30%, 12/15/2019	904,000	897,102
2.38%, 10/15/2022	153,000	146,790
2.70%, 7/15/2020	256,000	254,380
2.95%, 10/15/2027	219,000	204,938
3.10%, 3/15/2026	415,000	397,848
3.35%, 7/15/2022	293,000	292,197
3.38%, 4/15/2027	204,000	198,025
3.45%, 1/15/2027	108,000	105,643
3.75%, 7/15/2025	979,000	981,859
3.75%, 10/15/2047	130,000	120,610
3.88%, 10/15/2020	100,000	101,380
3.95%, 10/15/2042	125,000	119,294
4.20%, 1/15/2047	33,000	32,623
4.25%, 4/15/2047	140,000	140,136
4.75%, 7/15/2045	406,000	434,582
5.95%, 2/15/2041	125,000	152,347
6.88%, 2/15/2038	224,000	298,953
		16,334,167
HOME BUILDERS — 0.0% (c)
DR Horton, Inc.:
2.55%, 12/1/2020	200,000	195,432
4.00%, 2/15/2020	60,000	60,300
4.75%, 2/15/2023	190,000	194,459
		450,191
HOME FURNISHINGS — 0.0% (c)
Leggett & Platt, Inc. 3.50%, 11/15/2027	408,000	381,207
Whirlpool Corp.:
3.70%, 5/1/2025	100,000	96,478
4.00%, 3/1/2024	60,000	59,678
4.50%, 6/1/2046	285,000	251,803
Series MTN, 4.85%, 6/15/2021	200,000	205,834
		995,000
HOUSEHOLD PRODUCTS & WARES — 0.0% (c)
Church & Dwight Co., Inc.:
2.45%, 12/15/2019	50,000	49,472
3.95%, 8/1/2047	200,000	180,052
Clorox Co.:
3.50%, 12/15/2024	116,000	114,951
3.90%, 5/15/2028	200,000	199,430
Kimberly-Clark Corp.:
2.40%, 3/1/2022 (a)	100,000	96,901
2.75%, 2/15/2026	50,000	46,937
6.63%, 8/1/2037	231,000	302,628
		990,371
HOUSEWARES — 0.0%
Newell Brands, Inc.:
2.88%, 12/1/2019	100,000	99,745
3.15%, 4/1/2021	164,000	161,297
3.85%, 4/1/2023	354,000	346,361
Security Description	Principal Amount	Value
3.90%, 11/1/2025 (a)	$ 50,000	$ 46,454
4.20%, 4/1/2026	235,000	223,422
5.38%, 4/1/2036	280,000	270,931
5.50%, 4/1/2046	238,000	226,531
		1,374,741
INSURANCE — 0.8%
Aflac, Inc. 3.63%, 11/15/2024	325,000	324,158
Alleghany Corp.:
4.90%, 9/15/2044	125,000	124,242
4.95%, 6/27/2022	50,000	52,065
Allstate Corp.:
3.28%, 12/15/2026	100,000	96,121
4.20%, 12/15/2046	140,000	136,612
5.95%, 4/1/2036	15,000	17,918
3 month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (d)	1,150,000	1,274,280
American Financial Group, Inc.:
3.50%, 8/15/2026	85,000	79,213
4.50%, 6/15/2047	185,000	171,319
American International Group, Inc.:
3.30%, 3/1/2021	468,000	466,764
3.38%, 8/15/2020	8,000	8,006
3.75%, 7/10/2025	147,000	142,959
3.88%, 1/15/2035	960,000	867,590
4.50%, 7/16/2044	170,000	161,430
4.70%, 7/10/2035	144,000	143,355
4.75%, 4/1/2048	100,000	98,180
4.88%, 6/1/2022	973,000	1,013,428
Aon PLC:
2.80%, 3/15/2021	130,000	127,692
3.50%, 6/14/2024	150,000	146,608
4.00%, 11/27/2023	105,000	105,962
4.60%, 6/14/2044	50,000	48,829
5.00%, 9/30/2020	22,000	22,654
Arch Capital Finance LLC:
4.01%, 12/15/2026	100,000	98,680
5.03%, 12/15/2046	100,000	105,260
Arch Capital Group US, Inc. 5.14%, 11/1/2043	275,000	291,670
Assurant, Inc.:
4.00%, 3/15/2023	200,000	198,110
4.20%, 9/27/2023	125,000	124,549
4.90%, 3/27/2028	100,000	99,635
Athene Holding, Ltd. 4.13%, 1/12/2028	808,000	756,256
AXA SA 8.60%, 12/15/2030	100,000	130,494
AXIS Specialty Finance PLC 4.00%, 12/6/2027	180,000	170,080
Berkshire Hathaway Finance Corp.:
3.00%, 5/15/2022	261,000	259,330
4.20%, 8/15/2048	200,000	198,814
4.25%, 1/15/2021	81,000	83,108

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.30%, 5/15/2043	$ 150,000	$ 151,348
Berkshire Hathaway, Inc.:
2.20%, 3/15/2021	75,000	73,541
2.75%, 3/15/2023	513,000	500,965
3.13%, 3/15/2026	656,000	631,741
3.75%, 8/15/2021	112,000	114,741
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	360,000	319,835
4.70%, 6/22/2047	165,000	136,341
Chubb Corp. 6.00%, 5/11/2037	226,000	273,424
Chubb INA Holdings, Inc.:
2.70%, 3/13/2023	100,000	96,588
3.35%, 5/3/2026	300,000	291,456
4.35%, 11/3/2045	590,000	600,714
Cincinnati Financial Corp. 6.13%, 11/1/2034	100,000	115,862
CNA Financial Corp.:
3.45%, 8/15/2027	340,000	314,694
4.50%, 3/1/2026	205,000	207,175
Fairfax Financial Holdings, Ltd. 4.85%, 4/17/2028 (b)	100,000	98,691
Fidelity National Financial, Inc. 5.50%, 9/1/2022	345,000	365,113
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	50,000	49,536
Hartford Financial Services Group, Inc.:
4.40%, 3/15/2048	300,000	289,176
5.50%, 3/30/2020	10,000	10,313
Kemper Corp. 4.35%, 2/15/2025	70,000	68,694
Lincoln National Corp.:
3.35%, 3/9/2025	50,000	47,963
3.63%, 12/12/2026	110,000	105,442
3.80%, 3/1/2028 (a)	170,000	163,973
4.00%, 9/1/2023	230,000	232,413
4.35%, 3/1/2048	145,000	134,904
6.30%, 10/9/2037	100,000	117,605
Loews Corp.:
3.75%, 4/1/2026	60,000	59,369
4.13%, 5/15/2043	200,000	186,594
Manulife Financial Corp.:
4.15%, 3/4/2026	717,000	723,259
5.38%, 3/4/2046	50,000	56,404
USD 5 Year Swap Rate + 1.65%, 4.06%, 2/24/2032 (d)	108,000	102,907
Markel Corp.:
3.50%, 11/1/2027	150,000	139,615
4.30%, 11/1/2047	135,000	123,543
5.00%, 4/5/2046	200,000	203,486
Marsh & McLennan Cos., Inc.:
2.75%, 1/30/2022	90,000	87,667
3.30%, 3/14/2023	100,000	97,891
3.50%, 6/3/2024	75,000	73,474
3.50%, 3/10/2025	85,000	82,809
3.75%, 3/14/2026	161,000	158,059
Security Description	Principal Amount	Value
4.20%, 3/1/2048	$ 100,000	$ 94,364
4.35%, 1/30/2047	50,000	48,350
4.80%, 7/15/2021	189,000	194,734
Mercury General Corp. 4.40%, 3/15/2027	245,000	235,893
MetLife, Inc.:
3.60%, 4/10/2024	138,000	138,531
3.60%, 11/13/2025 (a)	138,000	136,096
4.60%, 5/13/2046	227,000	230,507
4.88%, 11/13/2043	203,000	213,465
5.70%, 6/15/2035	160,000	182,861
5.88%, 2/6/2041	279,000	328,609
6.40%, 12/15/2036	200,000	212,350
6.50%, 12/15/2032	243,000	296,941
Series D, 4.37%, 9/15/2023	110,000	114,078
Nationwide Financial Services, Inc. 6.75%, 5/15/2087	100,000	109,160
Old Republic International Corp. 4.88%, 10/1/2024	100,000	102,819
Principal Financial Group, Inc. 3.40%, 5/15/2025	90,000	86,996
Progressive Corp.:
4.13%, 4/15/2047	155,000	151,003
4.20%, 3/15/2048	180,000	177,491
4.35%, 4/25/2044	200,000	199,658
Prudential Financial, Inc.:
3.91%, 12/7/2047	346,000	311,753
3.94%, 12/7/2049	152,000	136,733
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (d)	220,000	219,762
3 Month USD LIBOR + 4.18%, 5.88%, 9/15/2042 (d)	300,000	318,027
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (a) (d)	310,000	287,987
Series MTN, 3.88%, 3/27/2028	200,000	198,246
Series MTN, 4.42%, 3/27/2048	200,000	196,346
Series MTN, 4.50%, 11/16/2021	650,000	670,475
Series MTN, 5.38%, 6/21/2020	14,000	14,495
Reinsurance Group of America, Inc.:
3.95%, 9/15/2026	60,000	58,161
Series MTN, 4.70%, 9/15/2023	200,000	205,662
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	78,000	73,083
Torchmark Corp. 4.55%, 9/15/2028	300,000	301,377
Travelers Cos., Inc.:
3.90%, 11/1/2020	116,000	117,571
4.00%, 5/30/2047	166,000	158,633

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.05%, 3/7/2048	$ 300,000	$ 289,008
Trinity Acquisition PLC:
3.50%, 9/15/2021	50,000	49,512
4.40%, 3/15/2026	100,000	99,637
Unum Group:
4.00%, 3/15/2024	100,000	98,753
5.75%, 8/15/2042	50,000	52,364
Voya Financial, Inc.:
3.65%, 6/15/2026	432,000	412,011
4.80%, 6/15/2046	30,000	29,663
5.70%, 7/15/2043	100,000	110,099
Willis North America, Inc.:
3.60%, 5/15/2024	50,000	48,577
4.50%, 9/15/2028	100,000	99,979
5.05%, 9/15/2048	100,000	99,876
WR Berkley Corp.:
4.63%, 3/15/2022	250,000	256,655
4.75%, 8/1/2044	50,000	48,507
XLIT, Ltd.:
4.45%, 3/31/2025	130,000	128,830
5.50%, 3/31/2045	320,000	338,010
5.75%, 10/1/2021	100,000	105,780
		24,542,174
INTERNET — 0.3%
Alibaba Group Holding, Ltd.:
2.50%, 11/28/2019	350,000	348,008
2.80%, 6/6/2023	250,000	240,675
3.40%, 12/6/2027 (a)	216,000	201,815
3.60%, 11/28/2024 (a)	217,000	213,203
4.00%, 12/6/2037	250,000	229,283
4.20%, 12/6/2047	260,000	236,319
4.40%, 12/6/2057	933,000	853,723
Alphabet, Inc.:
3.38%, 2/25/2024	235,000	236,250
3.63%, 5/19/2021	687,000	697,490
Amazon.com, Inc.:
1.90%, 8/21/2020	175,000	171,553
2.40%, 2/22/2023	135,000	129,678
3.15%, 8/22/2027	768,000	736,289
3.30%, 12/5/2021 (a)	349,000	350,766
3.80%, 12/5/2024	370,000	377,293
3.88%, 8/22/2037	331,000	323,741
4.05%, 8/22/2047	330,000	324,397
4.25%, 8/22/2057	99,000	98,799
4.80%, 12/5/2034	424,000	462,563
4.95%, 12/5/2044	272,000	304,583
5.20%, 12/3/2025	50,000	54,906
Baidu, Inc.:
3.00%, 6/30/2020	100,000	99,080
3.50%, 11/28/2022	200,000	196,152
3.88%, 9/29/2023	250,000	247,598
4.38%, 3/29/2028	200,000	197,236
Booking Holdings, Inc.:
2.75%, 3/15/2023	100,000	96,024
3.55%, 3/15/2028	100,000	95,601
3.60%, 6/1/2026	103,000	99,842
eBay, Inc.:
Security Description	Principal Amount	Value
2.15%, 6/5/2020	$ 65,000	$ 63,908
2.60%, 7/15/2022	233,000	224,789
2.75%, 1/30/2023	100,000	96,229
3.45%, 8/1/2024 (a)	208,000	202,858
3.60%, 6/5/2027	154,000	146,175
3.80%, 3/9/2022	60,000	60,447
4.00%, 7/15/2042	200,000	164,390
Expedia Group, Inc.:
4.50%, 8/15/2024	212,000	213,618
3.80%, 2/15/2028	109,000	100,466
JD.com, Inc. 3.88%, 4/29/2026	268,000	247,190
		9,142,937
INVESTMENT COMPANY SECURITY — 0.0% (c)
Ares Capital Corp.:
3.50%, 2/10/2023	100,000	95,585
3.63%, 1/19/2022	100,000	97,910
3.88%, 1/15/2020	44,000	44,190
4.25%, 3/1/2025	630,000	602,448
FS Investment Corp. 4.25%, 1/15/2020	61,000	61,098
Prospect Capital Corp. 5.88%, 3/15/2023 (a)	100,000	101,904
		1,003,135
IRON/STEEL — 0.1%
ArcelorMittal:
5.25%, 8/5/2020 (f)	145,000	148,988
5.50%, 3/1/2021 (a)	115,000	118,594
6.13%, 6/1/2025	80,000	86,551
6.25%, 2/25/2022	105,000	112,350
7.00%, 10/15/2039	119,000	137,962
Nucor Corp.:
3.95%, 5/1/2028	250,000	249,397
4.40%, 5/1/2048	250,000	245,017
Vale Overseas, Ltd.:
4.38%, 1/11/2022 (a)	375,000	378,825
6.25%, 8/10/2026	50,000	54,676
6.88%, 11/21/2036	505,000	585,007
6.88%, 11/10/2039 (a)	413,000	482,743
8.25%, 1/17/2034	183,000	232,714
		2,832,824
LEISURE TIME — 0.0% (c)
Carnival Corp. 3.95%, 10/15/2020	297,000	301,200
Harley-Davidson, Inc.:
3.50%, 7/28/2025	50,000	47,887
4.63%, 7/28/2045	50,000	46,637
Royal Caribbean Cruises, Ltd. 3.70%, 3/15/2028	500,000	464,390
		860,114
LODGING — 0.0% (c)
Hyatt Hotels Corp.:
4.38%, 9/15/2028	150,000	147,478
4.85%, 3/15/2026	25,000	25,759

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Marriott International, Inc.:
3.38%, 10/15/2020	$ 125,000	$ 125,084
3.75%, 10/1/2025	150,000	146,173
Series R, 3.13%, 6/15/2026	200,000	186,434
Series X, 4.00%, 4/15/2028	300,000	293,793
Sands China, Ltd.:
4.60%, 8/8/2023 (b)	200,000	200,134
5.40%, 8/8/2028 (b)	200,000	198,896
		1,323,751
MACHINERY, CONSTRUCTION & MINING — 0.1%
ABB Finance USA, Inc.:
2.80%, 4/3/2020	45,000	44,795
2.88%, 5/8/2022	67,000	65,838
3.38%, 4/3/2023	100,000	99,599
3.80%, 4/3/2028	100,000	100,239
4.38%, 5/8/2042	145,000	147,013
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	264,000	253,340
Series MTN, 2.00%, 11/29/2019	500,000	494,630
Series MTN, 2.00%, 3/5/2020	180,000	177,457
Series MTN, 2.10%, 1/10/2020	33,000	32,641
Series MTN, 2.40%, 6/6/2022	125,000	120,982
Series MTN, 2.90%, 3/15/2021	100,000	99,286
Series MTN, 3.15%, 9/7/2021	275,000	274,846
Series MTN, 3.25%, 12/1/2024	100,000	98,467
Series MTN, 3.30%, 6/9/2024	125,000	123,785
Caterpillar, Inc.:
2.60%, 6/26/2022	140,000	136,331
3.80%, 8/15/2042 (a)	532,000	508,491
6.05%, 8/15/2036	165,000	202,420
Oshkosh Corp. 4.60%, 5/15/2028	150,000	148,320
		3,128,480
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
3.88%, 10/15/2021	20,000	19,800
4.20%, 1/15/2024	200,000	199,338
4.38%, 11/6/2020	48,000	48,540
4.38%, 4/5/2022	48,000	48,206
4.88%, 4/1/2021	37,000	37,925
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	183,000	173,621
Cummins, Inc. 4.88%, 10/1/2043	100,000	108,694
Deere & Co.:
2.60%, 6/8/2022	185,000	180,503
3.90%, 6/9/2042	105,000	103,371
Security Description	Principal Amount	Value
5.38%, 10/16/2029	$ 75,000	$ 84,760
Dover Corp. 4.30%, 3/1/2021	100,000	102,057
Flowserve Corp. 4.00%, 11/15/2023	43,000	42,421
John Deere Capital Corp.:
Series DMTN, 2.35%, 1/8/2021	600,000	589,830
Series MTN, 2.05%, 3/10/2020	93,000	91,705
Series MTN, 2.15%, 9/8/2022	50,000	47,730
Series MTN, 2.38%, 7/14/2020	150,000	148,080
Series MTN, 2.65%, 6/24/2024	380,000	361,988
Series MTN, 2.70%, 1/6/2023	208,000	201,989
Series MTN, 2.80%, 3/4/2021	175,000	173,451
Series MTN, 2.80%, 3/6/2023	263,000	257,114
Series MTN, 2.80%, 9/8/2027	58,000	53,815
Series MTN, 3.05%, 1/6/2028	608,000	575,302
Nvent Finance Sarl:
3.95%, 4/15/2023 (b)	50,000	49,286
4.55%, 4/15/2028 (b)	50,000	48,680
Rockwell Automation, Inc. 2.88%, 3/1/2025	100,000	94,931
Roper Technologies, Inc.:
2.80%, 12/15/2021	150,000	146,551
3.00%, 12/15/2020	50,000	49,662
3.65%, 9/15/2023	225,000	223,589
3.80%, 12/15/2026	341,000	331,622
3.85%, 12/15/2025	25,000	24,516
4.20%, 9/15/2028	65,000	64,524
Wabtec Corp. 3.45%, 11/15/2026	50,000	45,847
Xylem, Inc.:
3.25%, 11/1/2026	85,000	79,829
4.38%, 11/1/2046	25,000	24,044
		4,833,321
MEDIA — 0.9%
21st Century Fox America, Inc.:
3.70%, 9/15/2024	108,000	107,922
3.70%, 10/15/2025	155,000	154,186
4.50%, 2/15/2021	155,000	159,323
4.75%, 9/15/2044	112,000	120,589
4.75%, 11/15/2046	25,000	26,817
4.95%, 10/15/2045	46,000	51,073
6.15%, 3/1/2037	215,000	268,036
6.15%, 2/15/2041	112,000	142,313
6.20%, 12/15/2034	150,000	184,693
6.40%, 12/15/2035	725,000	922,758
6.65%, 11/15/2037	144,000	190,541
CBS Corp.:
2.50%, 2/15/2023	285,000	268,601
2.90%, 6/1/2023 (b)	100,000	95,226
3.38%, 2/15/2028	175,000	160,316
4.85%, 7/1/2042	160,000	155,178
4.90%, 8/15/2044	699,000	681,721

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
7.88%, 7/30/2030	$ 254,000	$ 318,044
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	179,000	178,552
4.20%, 3/15/2028	104,000	99,345
4.46%, 7/23/2022	361,000	366,910
4.50%, 2/1/2024	400,000	402,272
4.91%, 7/23/2025	447,000	454,447
5.38%, 4/1/2038	750,000	729,427
5.38%, 5/1/2047	175,000	166,883
5.75%, 4/1/2048	100,000	99,879
6.38%, 10/23/2035	193,000	208,104
6.48%, 10/23/2045	867,000	932,250
6.83%, 10/23/2055	50,000	55,149
Comcast Corp.:
1.63%, 1/15/2022	50,000	47,176
2.35%, 1/15/2027	549,000	482,829
2.75%, 3/1/2023	493,000	476,741
3.00%, 2/1/2024	125,000	120,430
3.13%, 7/15/2022	185,000	182,647
3.15%, 3/1/2026	1,074,000	1,012,546
3.15%, 2/15/2028	454,000	421,026
3.20%, 7/15/2036	237,000	199,142
3.30%, 2/1/2027	335,000	316,340
3.38%, 8/15/2025	66,000	63,639
3.55%, 5/1/2028	200,000	191,462
3.90%, 3/1/2038	150,000	137,493
3.97%, 11/1/2047	313,000	279,240
4.00%, 8/15/2047	200,000	179,068
4.00%, 3/1/2048 (a)	206,000	184,887
4.00%, 11/1/2049	651,000	580,562
4.05%, 11/1/2052	67,000	59,173
4.20%, 8/15/2034	364,000	350,037
4.25%, 1/15/2033	254,000	248,473
4.40%, 8/15/2035	161,000	158,012
4.50%, 1/15/2043	335,000	324,478
4.60%, 8/15/2045	190,000	185,696
4.65%, 7/15/2042	221,000	218,430
5.65%, 6/15/2035	300,000	331,893
6.40%, 5/15/2038	7,000	8,288
Discovery Communications LLC:
2.95%, 3/20/2023	76,000	72,726
3.50%, 6/15/2022 (b)	100,000	98,544
3.80%, 3/13/2024	466,000	457,542
3.90%, 11/15/2024 (b)	68,000	66,618
3.95%, 3/20/2028	75,000	71,197
4.38%, 6/15/2021	128,000	130,318
4.90%, 3/11/2026 (a)	120,000	123,054
5.00%, 9/20/2037	220,000	214,267
5.20%, 9/20/2047	160,000	156,288
6.35%, 6/1/2040	275,000	302,800
Grupo Televisa SAB 6.63%, 1/15/2040	220,000	249,920
NBCUniversal Media LLC:
Security Description	Principal Amount	Value
2.88%, 1/15/2023	$ 162,000	$ 157,500
4.38%, 4/1/2021	159,000	162,864
5.15%, 4/30/2020	155,000	159,803
5.95%, 4/1/2041	740,000	846,442
6.40%, 4/30/2040	100,000	119,839
RELX Capital, Inc. 3.50%, 3/16/2023	115,000	113,607
Thomson Reuters Corp.:
3.35%, 5/15/2026	215,000	198,426
4.70%, 10/15/2019	100,000	101,759
5.85%, 4/15/2040	160,000	174,155
Time Warner Cable LLC:
4.00%, 9/1/2021	141,000	141,736
4.13%, 2/15/2021	141,000	142,149
4.50%, 9/15/2042	449,000	383,949
5.50%, 9/1/2041	605,000	582,893
5.88%, 11/15/2040	297,000	300,086
6.55%, 5/1/2037	575,000	623,892
6.75%, 6/15/2039	476,000	521,758
7.30%, 7/1/2038	150,000	173,443
Viacom, Inc.:
3.45%, 10/4/2026	165,000	155,034
3.88%, 12/15/2021	354,000	354,793
4.25%, 9/1/2023	97,000	97,621
4.38%, 3/15/2043	849,000	743,155
Walt Disney Co.:
2.75%, 8/16/2021	102,000	101,165
3.00%, 2/13/2026	164,000	157,238
4.38%, 8/16/2041	450,000	460,179
Series GMTN, 2.15%, 9/17/2020	120,000	118,309
Series GMTN, 4.13%, 6/1/2044 (a)	200,000	198,496
Series MTN, 1.85%, 7/30/2026	230,000	201,899
Series MTN, 2.35%, 12/1/2022	137,000	131,545
Series MTN, 2.95%, 6/15/2027 (a)	100,000	94,793
Series MTN, 3.00%, 7/30/2046 (a)	120,000	97,848
Series MTN, 3.75%, 6/1/2021 (a)	267,000	272,244
Warner Media LLC:
2.95%, 7/15/2026	102,000	92,481
3.55%, 6/1/2024	586,000	569,697
3.60%, 7/15/2025	230,000	220,499
3.80%, 2/15/2027	497,000	474,605
3.88%, 1/15/2026	175,000	169,262
4.00%, 1/15/2022	183,000	184,867
4.70%, 1/15/2021	100,000	102,716
4.85%, 7/15/2045	630,000	586,864
4.90%, 6/15/2042	100,000	93,543
7.70%, 5/1/2032	60,000	76,719
		27,063,410

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
METAL FABRICATE & HARDWARE — 0.0% (c)
Precision Castparts Corp. 2.50%, 1/15/2023	$ 100,000	$ 96,246
Timken Co.:
3.88%, 9/1/2024	70,000	68,233
4.50%, 12/15/2028	70,000	68,903
Valmont Industries, Inc. 5.25%, 10/1/2054	100,000	86,868
		320,250
MINING — 0.2%
Barrick Gold Corp. 5.25%, 4/1/2042	155,000	161,434
Barrick North America Finance LLC:
5.70%, 5/30/2041	431,000	472,798
5.75%, 5/1/2043	170,000	188,702
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022	654,000	643,196
4.13%, 2/24/2042	575,000	567,726
Goldcorp, Inc.:
3.70%, 3/15/2023	100,000	98,594
5.45%, 6/9/2044	200,000	207,834
Kinross Gold Corp.:
5.13%, 9/1/2021	100,000	102,625
5.95%, 3/15/2024	500,000	513,125
Newmont Mining Corp.:
3.50%, 3/15/2022	130,000	128,833
4.88%, 3/15/2042	135,000	131,240
5.88%, 4/1/2035	175,000	194,801
6.25%, 10/1/2039	171,000	193,454
Rio Tinto Finance USA PLC 4.13%, 8/21/2042 (a)	128,000	125,555
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	505,000	507,429
Southern Copper Corp.:
3.88%, 4/23/2025	300,000	292,296
5.25%, 11/8/2042	295,000	298,614
5.38%, 4/16/2020	300,000	310,512
Yamana Gold, Inc. 4.63%, 12/15/2027	158,000	148,313
		5,287,081
MISCELLANEOUS MANUFACTURER — 0.3%
3M Co.:
2.88%, 10/15/2027	113,000	106,828
Series MTN, 2.00%, 8/7/2020	50,000	49,166
Series MTN, 2.00%, 6/26/2022	106,000	101,626
Series MTN, 3.00%, 8/7/2025	150,000	145,860
Series MTN, 3.88%, 6/15/2044	50,000	48,596
Carlisle Cos., Inc.:
3.50%, 12/1/2024	368,000	352,765
3.75%, 11/15/2022	100,000	99,279
Crane Co.:
Security Description	Principal Amount	Value
4.20%, 3/15/2048	$ 100,000	$ 93,137
4.45%, 12/15/2023	50,000	51,172
Eaton Corp.:
3.10%, 9/15/2027	358,000	333,742
3.92%, 9/15/2047	50,000	45,356
4.00%, 11/2/2032	270,000	266,830
4.15%, 11/2/2042	115,000	109,143
General Electric Co.:
2.70%, 10/9/2022	666,000	643,536
3.38%, 3/11/2024 (a)	346,000	339,713
4.13%, 10/9/2042	307,000	274,578
4.50%, 3/11/2044 (a)	225,000	212,197
5.30%, 2/11/2021	408,000	425,120
Series GMTN, 2.20%, 1/9/2020	449,000	444,133
Series GMTN, 3.10%, 1/9/2023	130,000	127,282
Series GMTN, 4.63%, 1/7/2021	298,000	306,913
Series GMTN, 6.15%, 8/7/2037	257,000	294,905
Series GMTN, 6.88%, 1/10/2039	115,000	143,385
Series MTN, 4.65%, 10/17/2021	509,000	525,639
Series MTN, 5.88%, 1/14/2038	811,000	904,533
Series MTN, 6.75%, 3/15/2032	545,000	659,477
Hexcel Corp.:
3.95%, 2/15/2027	100,000	97,104
4.70%, 8/15/2025	25,000	25,502
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	405,000	374,135
3.90%, 9/1/2042	131,000	127,847
4.88%, 9/15/2041	100,000	109,749
Ingersoll-Rand Global Holding Co., Ltd.:
2.90%, 2/21/2021	100,000	98,818
3.75%, 8/21/2028	150,000	145,923
4.30%, 2/21/2048	100,000	96,000
5.75%, 6/15/2043	200,000	230,328
Ingersoll-Rand Luxembourg Finance SA 3.55%, 11/1/2024	200,000	195,318
Parker-Hannifin Corp.:
3.25%, 3/1/2027	198,000	189,856
4.10%, 3/1/2047	115,000	112,409
Series MTN, 4.20%, 11/21/2034	71,000	70,952
Textron, Inc.:
3.65%, 3/15/2027	150,000	143,419
3.88%, 3/1/2025	55,000	54,090
4.00%, 3/15/2026	50,000	49,173
		9,225,534

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
OFFICE & BUSINESS EQUIPMENT — 0.0% (c)
Xerox Corp.:
3.63%, 3/15/2023	$ 410,000	$ 391,081
4.50%, 5/15/2021	125,000	125,485
		516,566
OIL & GAS — 1.7%
Anadarko Finance Co. Series B, 7.50%, 5/1/2031	200,000	245,976
Anadarko Petroleum Corp.:
4.85%, 3/15/2021	50,000	51,329
5.55%, 3/15/2026 (a)	65,000	69,100
6.20%, 3/15/2040	200,000	222,372
6.45%, 9/15/2036	385,000	439,755
6.60%, 3/15/2046	505,000	598,132
Andeavor:
3.80%, 4/1/2028 (a)	190,000	181,387
4.50%, 4/1/2048	1,175,000	1,094,548
5.13%, 12/15/2026	50,000	52,377
Apache Corp.:
3.25%, 4/15/2022	280,000	275,741
4.25%, 1/15/2044	200,000	178,308
4.38%, 10/15/2028	200,000	196,558
4.75%, 4/15/2043	211,000	199,720
5.10%, 9/1/2040	120,000	118,663
6.00%, 1/15/2037	101,000	110,606
BP Capital Markets PLC:
2.11%, 9/16/2021	1,054,000	1,018,312
2.32%, 2/13/2020	253,000	250,738
2.75%, 5/10/2023	250,000	241,655
3.12%, 5/4/2026	201,000	191,772
3.22%, 11/28/2023	130,000	127,670
3.25%, 5/6/2022	134,000	133,106
3.28%, 9/19/2027 (a)	701,000	669,679
3.51%, 3/17/2025	150,000	147,981
3.54%, 11/4/2024	251,000	249,411
3.56%, 11/1/2021	125,000	125,818
3.72%, 11/28/2028	77,000	76,101
4.50%, 10/1/2020	200,000	204,996
4.74%, 3/11/2021	200,000	206,846
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	54,000	52,115
3.45%, 11/15/2021	170,000	169,169
3.85%, 6/1/2027	188,000	182,980
6.25%, 3/15/2038	165,000	194,556
6.50%, 2/15/2037	250,000	297,613
Series GMTN, 4.95%, 6/1/2047	65,000	67,785
Cenovus Energy, Inc.:
3.00%, 8/15/2022	77,000	73,824
4.25%, 4/15/2027	137,000	132,437
4.45%, 9/15/2042	125,000	109,891
5.25%, 6/15/2037	139,000	137,944
5.40%, 6/15/2047	345,000	344,828
5.70%, 10/15/2019	103,000	105,019
Chevron Corp.:
Security Description	Principal Amount	Value
1.96%, 3/3/2020	$ 233,000	$ 229,997
2.10%, 5/16/2021	216,000	210,509
2.41%, 3/3/2022	50,000	48,668
2.42%, 11/17/2020	150,000	148,130
2.43%, 6/24/2020	211,000	209,156
2.57%, 5/16/2023	260,000	250,929
2.90%, 3/3/2024	305,000	296,548
2.95%, 5/16/2026	321,000	306,378
3.19%, 6/24/2023	252,000	250,140
3.33%, 11/17/2025	150,000	147,705
Cimarex Energy Co. 3.90%, 5/15/2027	88,000	84,022
CNOOC Finance 2013, Ltd. 3.00%, 5/9/2023	320,000	307,123
CNOOC Finance 2015 Australia Pty, Ltd. 4.20%, 5/5/2045	150,000	140,189
CNOOC Nexen Finance 2014 ULC 4.25%, 4/30/2024	200,000	201,840
Concho Resources, Inc.:
3.75%, 10/1/2027	123,000	117,779
4.30%, 8/15/2028	100,000	99,495
4.38%, 1/15/2025	130,000	131,122
4.85%, 8/15/2048	75,000	75,533
ConocoPhillips Canada Funding Co. I 5.95%, 10/15/2036	150,000	180,627
ConocoPhillips Co.:
4.95%, 3/15/2026 (a)	375,000	403,132
5.90%, 10/15/2032	133,000	155,976
6.50%, 2/1/2039	495,000	641,367
ConocoPhillips Holding Co. 6.95%, 4/15/2029	195,000	243,641
Continental Resources, Inc.:
3.80%, 6/1/2024	145,000	142,009
4.38%, 1/15/2028	145,000	143,863
4.50%, 4/15/2023	310,000	315,425
4.90%, 6/1/2044	165,000	163,565
5.00%, 9/15/2022	228,000	231,306
Devon Energy Corp.:
3.25%, 5/15/2022 (a)	461,000	452,504
4.75%, 5/15/2042	547,000	525,076
Ecopetrol SA:
4.13%, 1/16/2025	370,000	360,587
5.38%, 6/26/2026	330,000	340,903
5.88%, 9/18/2023	500,000	532,115
5.88%, 5/28/2045 (a)	200,000	197,266
7.38%, 9/18/2043 (a)	380,000	430,266
Encana Corp.:
3.90%, 11/15/2021	692,000	694,595
6.50%, 8/15/2034 (a)	325,000	377,929
7.38%, 11/1/2031	200,000	245,570
EOG Resources, Inc.:
3.90%, 4/1/2035	630,000	613,935
4.10%, 2/1/2021	100,000	101,641
4.15%, 1/15/2026	50,000	51,097
EQT Corp.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 10/1/2022	$ 185,000	$ 179,469
3.90%, 10/1/2027	100,000	93,723
Equinor ASA:
2.25%, 11/8/2019	80,000	79,410
2.45%, 1/17/2023	474,000	456,500
2.75%, 11/10/2021	200,000	197,222
2.90%, 11/8/2020	711,000	707,345
3.15%, 1/23/2022	1,035,000	1,030,146
3.25%, 11/10/2024	204,000	200,573
3.70%, 3/1/2024	211,000	212,707
4.80%, 11/8/2043	450,000	492,048
5.10%, 8/17/2040 (a)	166,000	187,243
Exxon Mobil Corp.:
1.91%, 3/6/2020	151,000	149,096
2.22%, 3/1/2021	758,000	742,976
2.71%, 3/6/2025	206,000	196,891
2.73%, 3/1/2023	88,000	86,048
3.04%, 3/1/2026	160,000	155,018
3.18%, 3/15/2024	250,000	248,098
3.57%, 3/6/2045	460,000	429,783
4.11%, 3/1/2046	255,000	258,417
Hess Corp.:
4.30%, 4/1/2027	330,000	320,305
5.60%, 2/15/2041	260,000	264,329
5.80%, 4/1/2047	207,000	217,832
7.88%, 10/1/2029	100,000	121,057
HollyFrontier Corp. 5.88%, 4/1/2026	100,000	106,596
Husky Energy, Inc. 3.95%, 4/15/2022	251,000	253,149
Marathon Oil Corp.:
2.70%, 6/1/2020	100,000	98,650
2.80%, 11/1/2022	121,000	116,490
4.40%, 7/15/2027	105,000	104,898
6.60%, 10/1/2037	120,000	141,694
6.80%, 3/15/2032 (a)	250,000	294,840
Marathon Petroleum Corp.:
5.13%, 3/1/2021	103,000	106,855
6.50%, 3/1/2041	434,000	509,481
Nexen Energy ULC:
5.88%, 3/10/2035	200,000	228,550
6.40%, 5/15/2037	781,000	945,814
7.50%, 7/30/2039 (a)	125,000	171,061
Noble Energy, Inc.:
3.90%, 11/15/2024	415,000	407,671
4.95%, 8/15/2047	50,000	48,084
5.25%, 11/15/2043	250,000	248,110
Occidental Petroleum Corp.:
3.00%, 2/15/2027	50,000	47,479
3.13%, 2/15/2022	409,000	405,065
3.40%, 4/15/2026	142,000	138,885
4.10%, 2/15/2047	460,000	445,455
4.20%, 3/15/2048	300,000	295,869
Series 1, 4.10%, 2/1/2021	250,000	254,153
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028	863,000	801,485
Petro-Canada:
Security Description	Principal Amount	Value
5.95%, 5/15/2035	$ 725,000	$ 838,520
6.80%, 5/15/2038	220,000	278,808
Petroleos Mexicanos:
2.38%, 4/15/2025	66,500	64,580
3.50%, 7/23/2020	425,000	422,866
3.50%, 1/30/2023	395,000	374,764
4.25%, 1/15/2025	300,000	283,158
4.50%, 1/23/2026 (a)	275,000	257,373
4.63%, 9/21/2023	350,000	346,105
4.88%, 1/24/2022	570,000	577,313
4.88%, 1/18/2024	250,000	248,180
5.35%, 2/12/2028 (b)	115,000	108,347
5.50%, 1/21/2021	200,000	206,652
5.50%, 6/27/2044	204,000	172,543
5.63%, 1/23/2046	530,000	448,830
6.00%, 3/5/2020	457,000	471,245
6.35%, 2/12/2048 (b)	471,000	429,962
6.38%, 2/4/2021	235,000	246,327
6.38%, 1/23/2045	100,000	92,146
6.50%, 3/13/2027 (a)	558,000	569,043
6.50%, 6/2/2041	825,000	769,832
6.63%, 6/15/2035	228,000	225,930
6.75%, 9/21/2047	329,000	313,017
6.88%, 8/4/2026	700,000	736,981
Phillips 66:
3.90%, 3/15/2028	204,000	200,687
4.30%, 4/1/2022	174,000	178,842
4.88%, 11/15/2044	185,000	191,716
5.88%, 5/1/2042	350,000	406,185
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	151,000	150,854
4.45%, 1/15/2026	50,000	51,157
Shell International Finance B.V.:
1.75%, 9/12/2021	202,000	194,128
1.88%, 5/10/2021	218,000	211,052
2.13%, 5/11/2020	360,000	355,187
2.25%, 11/10/2020	126,000	124,022
2.50%, 9/12/2026	274,000	252,765
2.88%, 5/10/2026	241,000	228,993
3.25%, 5/11/2025	542,000	531,453
3.40%, 8/12/2023	138,000	137,844
3.63%, 8/21/2042	220,000	203,368
3.75%, 9/12/2046	168,000	157,567
4.00%, 5/10/2046	205,000	200,002
4.13%, 5/11/2035	424,000	429,368
4.38%, 5/11/2045	400,000	413,440
4.55%, 8/12/2043	140,000	147,785
6.38%, 12/15/2038	550,000	710,495
Suncor Energy, Inc.:
3.60%, 12/1/2024	208,000	205,903
4.00%, 11/15/2047	406,000	381,246
Total Capital International SA:
2.75%, 6/19/2021	100,000	98,952
2.88%, 2/17/2022	50,000	49,323
3.70%, 1/15/2024	114,000	114,948
3.75%, 4/10/2024	120,000	121,283

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Total Capital SA 4.45%, 6/24/2020	$ 820,000	$ 839,664
Valero Energy Corp.:
4.90%, 3/15/2045	100,000	102,025
6.13%, 2/1/2020	460,000	477,245
6.63%, 6/15/2037	380,000	459,374
7.50%, 4/15/2032	150,000	190,146
		50,542,587
OIL & GAS SERVICES — 0.1%
Baker Hughes a GE Co. LLC:
3.20%, 8/15/2021	43,000	42,795
5.13%, 9/15/2040	101,000	106,262
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022	450,000	436,167
3.34%, 12/15/2027	630,000	591,879
4.08%, 12/15/2047	250,000	225,860
Halliburton Co.:
3.50%, 8/1/2023	360,000	358,459
3.80%, 11/15/2025	207,000	205,131
4.85%, 11/15/2035	106,000	110,792
5.00%, 11/15/2045	537,000	572,345
7.45%, 9/15/2039	325,000	435,929
National Oilwell Varco, Inc. 2.60%, 12/1/2022	232,000	221,131
Schlumberger Investment SA 3.65%, 12/1/2023	294,000	295,941
		3,602,691
PACKAGING & CONTAINERS — 0.1%
Bemis Co., Inc. 4.50%, 10/15/2021	100,000	102,084
Packaging Corp. of America:
2.45%, 12/15/2020	35,000	34,318
3.40%, 12/15/2027	185,000	173,763
3.65%, 9/15/2024	100,000	98,268
Sonoco Products Co. 5.75%, 11/1/2040	100,000	109,345
WestRock Co.:
3.00%, 9/15/2024 (b)	330,000	311,949
3.38%, 9/15/2027 (b)	450,000	421,564
3.75%, 3/15/2025 (b)	100,000	98,374
WestRock RKT Co.:
3.50%, 3/1/2020	100,000	99,991
4.90%, 3/1/2022	200,000	207,114
		1,656,770
PHARMACEUTICALS — 1.4%
AbbVie, Inc.:
2.50%, 5/14/2020	1,624,000	1,605,616
2.90%, 11/6/2022	437,000	424,419
3.20%, 11/6/2022	107,000	105,141
3.60%, 5/14/2025	597,000	577,251
4.25%, 11/14/2028	65,000	64,249
Security Description	Principal Amount	Value
4.40%, 11/6/2042	$ 375,000	$ 346,826
4.45%, 5/14/2046	170,000	156,623
4.50%, 5/14/2035	986,000	948,364
4.70%, 5/14/2045	349,000	335,637
4.88%, 11/14/2048	100,000	98,557
Allergan Finance LLC 3.25%, 10/1/2022	308,000	302,416
Allergan Funding SCS:
3.00%, 3/12/2020	500,000	499,215
3.80%, 3/15/2025	508,000	497,220
3.85%, 6/15/2024	166,000	164,235
4.55%, 3/15/2035 (a)	705,000	683,829
4.75%, 3/15/2045	339,000	330,433
4.85%, 6/15/2044	299,000	294,966
Allergan, Inc. 2.80%, 3/15/2023	260,000	247,616
AmerisourceBergen Corp.:
3.40%, 5/15/2024	104,000	101,429
3.45%, 12/15/2027	258,000	241,070
4.30%, 12/15/2047	791,000	715,333
AstraZeneca PLC:
2.38%, 11/16/2020	110,000	108,084
2.38%, 6/12/2022	218,000	209,498
3.13%, 6/12/2027	212,000	197,194
3.38%, 11/16/2025	395,000	381,578
3.50%, 8/17/2023	100,000	99,161
4.00%, 1/17/2029	105,000	103,420
4.00%, 9/18/2042	146,000	135,598
4.38%, 11/16/2045	165,000	162,099
4.38%, 8/17/2048	85,000	82,443
6.45%, 9/15/2037	330,000	413,335
Bristol-Myers Squibb Co.:
3.25%, 11/1/2023	50,000	49,792
3.25%, 2/27/2027	116,000	112,965
3.25%, 8/1/2042	105,000	90,908
4.50%, 3/1/2044 (a)	224,000	235,767
Cardinal Health, Inc.:
2.40%, 11/15/2019	400,000	397,044
2.62%, 6/15/2022	95,000	90,902
3.08%, 6/15/2024	410,000	387,397
4.50%, 11/15/2044	225,000	201,301
4.90%, 9/15/2045	200,000	189,766
CVS Health Corp.:
2.13%, 6/1/2021	190,000	183,363
2.80%, 7/20/2020	969,000	960,240
3.35%, 3/9/2021	405,000	404,077
3.38%, 8/12/2024	150,000	144,930
3.70%, 3/9/2023	806,000	802,470
3.88%, 7/20/2025	627,000	617,325
4.00%, 12/5/2023	154,000	154,314
4.10%, 3/25/2025	1,098,000	1,094,223
4.30%, 3/25/2028	2,055,000	2,036,998
4.78%, 3/25/2038	755,000	752,743
4.88%, 7/20/2035	108,000	108,785
5.05%, 3/25/2048	805,000	822,340
5.13%, 7/20/2045	590,000	604,697
5.30%, 12/5/2043	435,000	455,636

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Eli Lilly & Co.:
2.35%, 5/15/2022	$ 90,000	$ 87,314
2.75%, 6/1/2025	110,000	105,216
3.10%, 5/15/2027	280,000	269,556
3.95%, 5/15/2047	51,000	50,532
5.50%, 3/15/2027	100,000	113,739
Express Scripts Holding Co.:
3.00%, 7/15/2023	150,000	144,539
3.05%, 11/30/2022	150,000	145,452
3.40%, 3/1/2027	351,000	325,963
3.90%, 2/15/2022	285,000	286,656
4.50%, 2/25/2026 (a)	209,000	210,626
4.75%, 11/15/2021	300,000	309,648
4.80%, 7/15/2046	90,000	87,783
6.13%, 11/15/2041	175,000	199,084
GlaxoSmithKline Capital PLC:
2.85%, 5/8/2022	160,000	157,008
3.13%, 5/14/2021	374,000	373,353
GlaxoSmithKline Capital, Inc.:
3.38%, 5/15/2023	200,000	199,154
3.63%, 5/15/2025	110,000	109,654
3.88%, 5/15/2028	200,000	201,550
4.20%, 3/18/2043	115,000	114,688
6.38%, 5/15/2038	513,000	659,036
Johnson & Johnson:
1.65%, 3/1/2021	120,000	116,206
1.88%, 12/5/2019	100,000	98,987
1.95%, 11/10/2020	221,000	216,763
2.25%, 3/3/2022	135,000	131,467
2.63%, 1/15/2025	154,000	148,005
2.90%, 1/15/2028	205,000	194,842
2.95%, 3/3/2027	215,000	206,185
3.40%, 1/15/2038	1,019,000	949,035
3.50%, 1/15/2048	433,000	397,161
3.55%, 5/15/2021	250,000	253,378
3.63%, 3/3/2037	185,000	177,929
3.70%, 3/1/2046	141,000	134,245
3.75%, 3/3/2047	104,000	99,716
4.85%, 5/15/2041	100,000	111,278
McKesson Corp.:
2.85%, 3/15/2023	150,000	143,375
3.95%, 2/16/2028 (a)	220,000	212,265
Mead Johnson Nutrition Co.:
3.00%, 11/15/2020	78,000	77,707
4.13%, 11/15/2025	130,000	131,752
Medco Health Solutions, Inc. 4.13%, 9/15/2020	100,000	101,290
Merck & Co., Inc.:
1.85%, 2/10/2020	100,000	98,642
2.35%, 2/10/2022	130,000	126,506
2.75%, 2/10/2025	199,000	191,038
2.80%, 5/18/2023	535,000	523,861
3.60%, 9/15/2042	50,000	47,118
3.88%, 1/15/2021	205,000	208,458
4.15%, 5/18/2043	404,000	411,688
Mylan NV:
3.15%, 6/15/2021	461,000	453,979
Security Description	Principal Amount	Value
3.75%, 12/15/2020	$ 50,000	$ 50,031
3.95%, 6/15/2026	112,000	106,057
5.25%, 6/15/2046	322,000	301,553
Mylan, Inc.:
4.55%, 4/15/2028 (a) (b)	100,000	97,221
5.20%, 4/15/2048 (b)	500,000	464,070
Novartis Capital Corp.:
1.80%, 2/14/2020	111,000	109,342
2.40%, 5/17/2022	155,000	150,466
2.40%, 9/21/2022	255,000	246,322
3.00%, 11/20/2025	116,000	111,388
3.40%, 5/6/2024	400,000	400,540
4.00%, 11/20/2045	150,000	150,452
4.40%, 5/6/2044	445,000	473,502
Perrigo Finance Unlimited Co. 4.90%, 12/15/2044	475,000	428,763
Pfizer, Inc.:
1.70%, 12/15/2019	88,000	86,830
1.95%, 6/3/2021	135,000	131,235
2.75%, 6/3/2026	259,000	244,056
3.00%, 9/15/2021	110,000	109,981
3.00%, 12/15/2026	107,000	102,665
3.20%, 9/15/2023	200,000	198,408
3.40%, 5/15/2024	376,000	375,887
3.60%, 9/15/2028 (a)	300,000	296,388
4.00%, 12/15/2036	165,000	163,304
4.10%, 9/15/2038	150,000	149,555
4.13%, 12/15/2046	155,000	153,689
4.20%, 9/15/2048	100,000	100,525
4.40%, 5/15/2044	291,000	298,668
7.20%, 3/15/2039	380,000	523,849
Pharmacia LLC 6.60%, 12/1/2028	180,000	218,662
Sanofi:
3.38%, 6/19/2023	200,000	200,080
3.63%, 6/19/2028	200,000	198,384
4.00%, 3/29/2021	175,000	178,350
Shire Acquisitions Investments Ireland DAC:
2.40%, 9/23/2021	430,000	415,233
2.88%, 9/23/2023	242,000	230,510
3.20%, 9/23/2026	818,000	754,384
Wyeth LLC 5.95%, 4/1/2037	447,000	541,630
Zoetis, Inc.:
3.00%, 9/12/2027	135,000	124,921
3.25%, 8/20/2021	25,000	24,956
3.25%, 2/1/2023	54,000	53,059
3.45%, 11/13/2020	100,000	100,396
3.90%, 8/20/2028	100,000	98,751
3.95%, 9/12/2047	101,000	92,011
4.45%, 8/20/2048	50,000	49,593
4.50%, 11/13/2025	225,000	232,702
4.70%, 2/1/2043	175,000	179,321
		41,361,955

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
PIPELINES — 1.0%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp.:
3.50%, 12/1/2022	$ 425,000	$ 418,359
4.25%, 12/1/2027	135,000	132,114
5.20%, 12/1/2047	375,000	371,651
5.25%, 1/15/2025	203,000	208,582
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	360,000	348,001
4.45%, 7/15/2027	78,000	75,050
5.95%, 6/1/2026	85,000	89,843
Buckeye Partners L.P.:
3.95%, 12/1/2026	40,000	36,844
4.15%, 7/1/2023	75,000	73,957
4.88%, 2/1/2021	588,000	599,096
Columbia Pipeline Group, Inc.:
4.50%, 6/1/2025	199,000	201,155
5.80%, 6/1/2045	50,000	55,671
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	100,000	96,818
4.40%, 3/15/2027	203,000	194,356
Enbridge Energy Partners L.P.:
4.38%, 10/15/2020	140,000	142,169
5.20%, 3/15/2020	150,000	153,739
5.88%, 10/15/2025	315,000	345,930
Series B, 7.50%, 4/15/2038	115,000	148,031
Enbridge, Inc.:
2.90%, 7/15/2022	100,000	97,019
3.70%, 7/15/2027 (a)	415,000	400,338
4.25%, 12/1/2026	100,000	100,577
5.50%, 12/1/2046	106,000	118,547
Energy Transfer Partners L.P.:
4.05%, 3/15/2025	303,000	296,495
4.15%, 10/1/2020	132,000	133,579
4.20%, 4/15/2027	100,000	96,616
4.75%, 1/15/2026	330,000	332,769
5.15%, 3/15/2045	341,000	323,084
5.30%, 4/15/2047	250,000	242,395
6.13%, 12/15/2045	372,000	394,353
6.50%, 2/1/2042	128,000	140,886
7.50%, 7/1/2038	257,000	306,704
Energy Transfer Partners L.P./Regency Energy Finance Corp. 5.88%, 3/1/2022	234,000	247,801
Enterprise Products Operating LLC:
2.80%, 2/15/2021	250,000	246,860
2.85%, 4/15/2021	30,000	29,615
3.35%, 3/15/2023	192,000	189,984
3.70%, 2/15/2026	107,000	105,294
3.75%, 2/15/2025	99,000	98,708
3.95%, 2/15/2027 (a)	20,000	19,944
4.05%, 2/15/2022	161,000	163,372
4.25%, 2/15/2048	51,000	47,956
4.45%, 2/15/2043	400,000	387,584
4.90%, 5/15/2046	480,000	495,533
Security Description	Principal Amount	Value
4.95%, 10/15/2054	$ 364,000	$ 364,066
5.20%, 9/1/2020	162,000	167,780
5.70%, 2/15/2042	50,000	56,462
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (d)	155,000	144,620
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (d)	208,000	199,193
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (d)	400,000	374,700
EQT Midstream Partners L.P.:
4.13%, 12/1/2026	65,000	61,212
Series 10Y, 5.50%, 7/15/2028	245,000	251,899
Series 30Y, 6.50%, 7/15/2048 (a)	100,000	106,178
Series 5Y, 4.75%, 7/15/2023	100,000	101,518
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021	150,000	150,312
3.95%, 9/1/2022	802,000	807,181
4.25%, 9/1/2024	250,000	252,525
5.50%, 3/1/2044	475,000	492,375
5.63%, 9/1/2041	50,000	51,601
5.80%, 3/15/2035	350,000	378,871
6.50%, 9/1/2039	244,000	276,308
Series MTN, 6.95%, 1/15/2038	512,000	619,187
Kinder Morgan, Inc.:
3.15%, 1/15/2023	377,000	366,727
4.30%, 6/1/2025	231,000	233,158
4.30%, 3/1/2028 (a)	155,000	153,520
5.20%, 3/1/2048 (a)	102,000	104,043
5.55%, 6/1/2045	850,000	900,209
Magellan Midstream Partners L.P.:
4.20%, 10/3/2047	143,000	131,460
4.25%, 2/1/2021	169,000	171,775
5.00%, 3/1/2026	50,000	53,107
MPLX L.P.:
3.38%, 3/15/2023	50,000	48,958
4.00%, 2/15/2025	200,000	196,994
4.00%, 3/15/2028	146,000	140,452
4.13%, 3/1/2027	71,000	69,145
4.50%, 4/15/2038	60,000	56,462
4.70%, 4/15/2048	70,000	65,519
4.88%, 12/1/2024	912,000	946,483
4.90%, 4/15/2058	25,000	22,733
5.20%, 3/1/2047	230,000	230,488
5.50%, 2/15/2023	82,000	83,488
ONEOK Partners L.P.:
3.80%, 3/15/2020	50,000	50,198
4.90%, 3/15/2025	100,000	103,781
6.13%, 2/1/2041	100,000	110,189
ONEOK, Inc.:
4.00%, 7/13/2027 (a)	113,000	109,320
4.25%, 2/1/2022	184,000	186,211

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.55%, 7/15/2028	$ 400,000	$ 401,660
5.20%, 7/15/2048	100,000	102,160
7.50%, 9/1/2023	100,000	114,489
Phillips 66 Partners L.P.:
3.55%, 10/1/2026	50,000	47,254
4.90%, 10/1/2046	50,000	48,881
3.75%, 3/1/2028	230,000	218,353
Plains All American Pipeline L.P./PAA Finance Corp.:
2.60%, 12/15/2019	150,000	148,809
2.85%, 1/31/2023	250,000	237,725
4.30%, 1/31/2043	175,000	149,359
4.50%, 12/15/2026	215,000	214,714
4.65%, 10/15/2025	294,000	297,557
5.15%, 6/1/2042	125,000	117,919
5.75%, 1/15/2020	146,000	149,879
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	220,000	213,385
5.00%, 3/15/2027	175,000	179,597
5.63%, 2/1/2021	581,000	604,866
5.63%, 4/15/2023	150,000	159,572
5.63%, 3/1/2025	350,000	373,036
5.75%, 5/15/2024	426,000	456,823
5.88%, 6/30/2026	191,000	206,099
6.25%, 3/15/2022	39,000	41,902
Spectra Energy Partners L.P. 3.38%, 10/15/2026	381,000	358,940
Sunoco Logistics Partners Operations L.P.:
3.90%, 7/15/2026	230,000	218,189
4.25%, 4/1/2024	63,000	62,805
4.40%, 4/1/2021	50,000	50,846
4.65%, 2/15/2022	125,000	128,122
5.30%, 4/1/2044	200,000	191,948
5.35%, 5/15/2045	157,000	153,202
5.95%, 12/1/2025	200,000	215,368
TC PipeLines L.P.:
3.90%, 5/25/2027	40,000	37,940
4.38%, 3/13/2025	75,000	74,579
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	200,000	243,614
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	678,000	651,477
3.80%, 10/1/2020	11,000	11,106
4.63%, 3/1/2034	470,000	472,040
4.88%, 1/15/2026	184,000	192,225
6.10%, 6/1/2040	200,000	230,848
6.20%, 10/15/2037	100,000	116,347
7.25%, 8/15/2038	25,000	32,091
7.63%, 1/15/2039	638,000	849,695
Transcontinental Gas Pipe Line Co. LLC:
4.00%, 3/15/2028	210,000	205,065
4.60%, 3/15/2048	150,000	145,953
Valero Energy Partners L.P. 4.38%, 12/15/2026	158,000	155,072
Western Gas Partners L.P.:
Security Description	Principal Amount	Value
4.00%, 7/1/2022	$ 200,000	$ 199,250
4.50%, 3/1/2028	40,000	38,416
4.65%, 7/1/2026	50,000	49,138
4.75%, 8/15/2028	160,000	156,467
5.30%, 3/1/2048	100,000	91,998
5.45%, 4/1/2044	150,000	141,282
5.50%, 8/15/2048	60,000	56,843
Williams Cos., Inc.:
3.35%, 8/15/2022	502,000	492,326
3.60%, 3/15/2022	117,000	116,337
3.70%, 1/15/2023	65,000	64,278
3.75%, 6/15/2027	203,000	193,520
3.90%, 1/15/2025	69,000	67,584
4.00%, 11/15/2021	75,000	75,560
4.00%, 9/15/2025	205,000	201,519
4.30%, 3/4/2024	123,000	123,985
4.55%, 6/24/2024 (a)	245,000	248,973
4.85%, 3/1/2048	115,000	111,039
4.90%, 1/15/2045	120,000	116,461
5.10%, 9/15/2045	377,000	378,557
5.25%, 3/15/2020	88,000	90,337
5.75%, 6/24/2044	95,000	101,551
6.30%, 4/15/2040	42,000	47,571
		30,542,290
REAL ESTATE — 0.0% (c)
CBRE Services, Inc. 4.88%, 3/1/2026	229,000	233,379
Prologis L.P.:
3.88%, 9/15/2028	100,000	100,272
4.38%, 9/15/2048	75,000	75,656
		409,307
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Alexandria Real Estate Equities, Inc.:
3.45%, 4/30/2025	158,000	151,113
3.95%, 1/15/2027	50,000	48,275
4.30%, 1/15/2026	50,000	49,645
4.50%, 7/30/2029	65,000	64,696
4.70%, 7/1/2030	135,000	136,330
American Campus Communities Operating Partnership L.P.:
3.63%, 11/15/2027	200,000	186,964
4.13%, 7/1/2024	50,000	49,632
American Tower Corp.:
2.25%, 1/15/2022	100,000	95,456
2.80%, 6/1/2020	185,000	183,281
3.00%, 6/15/2023	750,000	721,702
3.13%, 1/15/2027	50,000	45,481
3.45%, 9/15/2021	168,000	167,568
3.50%, 1/31/2023	100,000	98,373
3.60%, 1/15/2028	200,000	186,668
4.00%, 6/1/2025	132,000	129,761
4.70%, 3/15/2022	193,000	199,249
5.00%, 2/15/2024	134,000	140,129

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.90%, 11/1/2021	$ 100,000	$ 106,438
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 5/11/2026	50,000	46,979
Series GMTN, 3.45%, 6/1/2025	100,000	97,561
Series GMTN, 3.50%, 11/15/2024	100,000	98,578
Series MTN, 3.20%, 1/15/2028	235,000	221,922
Series MTN, 3.35%, 5/15/2027	50,000	48,025
Series MTN, 4.15%, 7/1/2047	100,000	95,855
Series MTN, 4.35%, 4/15/2048	200,000	198,492
Boston Properties L.P.:
2.75%, 10/1/2026	179,000	162,079
3.65%, 2/1/2026	127,000	123,027
4.13%, 5/15/2021	200,000	203,342
5.63%, 11/15/2020	296,000	308,151
Brixmor Operating Partnership L.P.:
3.25%, 9/15/2023	100,000	95,982
3.85%, 2/1/2025	250,000	240,482
3.88%, 8/15/2022	30,000	29,801
3.90%, 3/15/2027	100,000	94,974
4.13%, 6/15/2026	70,000	67,797
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	77,000	76,493
Columbia Property Trust Operating Partnership L.P. 3.65%, 8/15/2026	50,000	46,428
Corporate Office Properties L.P.:
3.60%, 5/15/2023	60,000	58,045
3.70%, 6/15/2021	50,000	49,512
5.00%, 7/1/2025	345,000	349,626
Crown Castle International Corp.:
2.25%, 9/1/2021	65,000	62,378
3.15%, 7/15/2023	505,000	485,759
3.20%, 9/1/2024	270,000	256,851
3.40%, 2/15/2021	250,000	249,227
3.65%, 9/1/2027	236,000	221,680
3.70%, 6/15/2026	196,000	187,078
3.80%, 2/15/2028	708,000	670,929
4.00%, 3/1/2027	103,000	99,591
4.75%, 5/15/2047	100,000	94,982
5.25%, 1/15/2023	120,000	125,854
CubeSmart L.P. 4.38%, 12/15/2023	65,000	65,999
DDR Corp. 4.70%, 6/1/2027 (a)	135,000	135,788
Digital Realty Trust L.P.:
2.75%, 2/1/2023	150,000	143,306
3.63%, 10/1/2022	100,000	99,316
3.70%, 8/15/2027	100,000	94,980
4.45%, 7/15/2028	250,000	249,712
Security Description	Principal Amount	Value
5.88%, 2/1/2020	$ 18,000	$ 18,455
Duke Realty L.P.:
3.25%, 6/30/2026	30,000	28,171
3.38%, 12/15/2027	1,005,000	941,896
3.75%, 12/1/2024	125,000	122,806
EPR Properties:
4.50%, 4/1/2025	100,000	98,820
4.50%, 6/1/2027	100,000	95,527
5.75%, 8/15/2022	100,000	104,525
ERP Operating L.P.:
2.85%, 11/1/2026	130,000	120,279
3.38%, 6/1/2025	100,000	97,231
3.50%, 3/1/2028	150,000	144,749
4.00%, 8/1/2047	100,000	93,432
4.50%, 7/1/2044	200,000	201,464
4.50%, 6/1/2045	110,000	110,408
4.75%, 7/15/2020	124,000	126,608
Essex Portfolio L.P.:
3.63%, 5/1/2027	100,000	95,475
3.88%, 5/1/2024	75,000	74,365
4.50%, 3/15/2048	330,000	321,674
Federal Realty Investment Trust:
3.25%, 7/15/2027	158,000	148,022
4.50%, 12/1/2044	160,000	159,611
HCP, Inc.:
2.63%, 2/1/2020	10,000	9,914
3.88%, 8/15/2024	216,000	211,090
4.00%, 6/1/2025	150,000	147,128
4.20%, 3/1/2024	70,000	69,648
4.25%, 11/15/2023	250,000	250,405
Healthcare Realty Trust, Inc. 3.63%, 1/15/2028	300,000	279,153
Healthcare Trust of America Holdings L.P.:
2.95%, 7/1/2022	200,000	193,266
3.38%, 7/15/2021	50,000	49,548
3.50%, 8/1/2026	40,000	37,278
Highwoods Realty L.P.:
3.88%, 3/1/2027	60,000	57,626
4.13%, 3/15/2028	345,000	335,644
Hospitality Properties Trust:
4.25%, 2/15/2021	150,000	150,895
4.38%, 2/15/2030	300,000	275,166
4.50%, 6/15/2023	100,000	100,336
4.50%, 3/15/2025	300,000	291,819
5.00%, 8/15/2022	100,000	102,446
Host Hotels & Resorts L.P.:
Series C, 4.75%, 3/1/2023	50,000	50,915
Series E, 4.00%, 6/15/2025	96,000	93,006
Kilroy Realty L.P.:
3.45%, 12/15/2024	100,000	95,453
3.80%, 1/15/2023	100,000	99,059
Kimco Realty Corp.:
3.20%, 5/1/2021	100,000	98,968
3.80%, 4/1/2027 (a)	108,000	103,175
4.45%, 9/1/2047	100,000	91,512

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Kite Realty Group L.P. 4.00%, 10/1/2026	$ 50,000	$ 45,047
Liberty Property L.P.:
3.25%, 10/1/2026	50,000	46,500
4.13%, 6/15/2022	100,000	101,326
4.40%, 2/15/2024	63,000	63,826
Life Storage L.P.:
3.50%, 7/1/2026	50,000	46,271
3.88%, 12/15/2027	158,000	148,359
Mid-America Apartments L.P.:
3.60%, 6/1/2027	108,000	103,044
3.75%, 6/15/2024	100,000	97,681
National Retail Properties, Inc.:
3.30%, 4/15/2023	50,000	48,653
3.60%, 12/15/2026	70,000	66,618
4.00%, 11/15/2025	65,000	63,872
Omega Healthcare Investors, Inc.:
4.50%, 1/15/2025	50,000	48,952
4.50%, 4/1/2027 (a)	158,000	151,350
4.75%, 1/15/2028 (a)	460,000	446,941
Physicians Realty L.P.:
3.95%, 1/15/2028	150,000	139,857
4.30%, 3/15/2027	58,000	55,933
Public Storage:
2.37%, 9/15/2022	25,000	23,976
3.09%, 9/15/2027	88,000	82,410
Rayonier, Inc. 3.75%, 4/1/2022	170,000	168,475
Realty Income Corp.:
3.25%, 10/15/2022	155,000	152,849
3.65%, 1/15/2028	150,000	144,393
3.88%, 7/15/2024	60,000	59,755
3.88%, 4/15/2025	50,000	49,592
4.13%, 10/15/2026	125,000	125,066
4.65%, 3/15/2047	215,000	216,660
Regency Centers L.P.:
3.60%, 2/1/2027	240,000	228,170
4.13%, 3/15/2028	100,000	98,224
4.40%, 2/1/2047	135,000	127,352
Sabra Health Care L.P./Sabra Capital Corp. 5.50%, 2/1/2021	100,000	101,750
Select Income REIT:
3.60%, 2/1/2020	214,000	212,506
4.25%, 5/15/2024	240,000	229,690
Senior Housing Properties Trust 4.75%, 2/15/2028	240,000	232,116
Simon Property Group L.P.:
2.35%, 1/30/2022	269,000	259,676
2.50%, 9/1/2020	150,000	147,997
2.63%, 6/15/2022	440,000	426,554
2.75%, 6/1/2023	150,000	144,447
3.30%, 1/15/2026	120,000	115,241
3.38%, 10/1/2024	805,000	787,523
3.38%, 6/15/2027	100,000	95,743
3.38%, 12/1/2027	113,000	107,671
Security Description	Principal Amount	Value
3.50%, 9/1/2025	$ 50,000	$ 48,706
4.13%, 12/1/2021	438,000	446,861
4.25%, 11/30/2046	100,000	97,292
SL Green Operating Partnership L.P. 3.25%, 10/15/2022	35,000	33,903
SL Green Realty Corp. 4.50%, 12/1/2022	100,000	101,376
STORE Capital Corp. 4.50%, 3/15/2028	50,000	48,636
UDR, Inc.:
Series GMTN, 3.50%, 1/15/2028	700,000	659,022
Series MTN, 2.95%, 9/1/2026	69,000	62,983
Series MTN, 4.00%, 10/1/2025	100,000	99,260
Ventas Realty L.P.:
3.25%, 10/15/2026	265,000	244,433
3.75%, 5/1/2024	50,000	49,054
3.85%, 4/1/2027	375,000	359,539
4.00%, 3/1/2028	100,000	96,560
4.13%, 1/15/2026	63,000	62,002
4.40%, 1/15/2029	100,000	99,291
Ventas Realty L.P./Ventas Capital Corp. 2.70%, 4/1/2020	284,000	281,384
VEREIT Operating Partnership L.P.:
3.95%, 8/15/2027	295,000	277,542
4.13%, 6/1/2021	25,000	25,187
4.60%, 2/6/2024	49,000	49,086
4.88%, 6/1/2026	115,000	115,781
Vornado Realty L.P. 5.00%, 1/15/2022	257,000	265,782
Washington Prime Group L.P. 5.95%, 8/15/2024 (a)	130,000	122,979
Welltower, Inc.:
3.75%, 3/15/2023	100,000	99,258
3.95%, 9/1/2023	50,000	49,980
4.25%, 4/1/2026	95,000	94,558
4.25%, 4/15/2028	520,000	511,950
4.95%, 9/1/2048	50,000	49,647
5.25%, 1/15/2022	100,000	104,220
6.50%, 3/15/2041	195,000	231,588
Weyerhaeuser Co.:
3.25%, 3/15/2023	135,000	131,094
4.63%, 9/15/2023	150,000	154,576
7.38%, 3/15/2032	151,000	190,869
WP Carey, Inc. 4.25%, 10/1/2026	275,000	266,986
		26,557,761
RETAIL — 0.8%
Advance Auto Parts, Inc. 4.50%, 12/1/2023	70,000	71,143
AutoNation, Inc.:
3.35%, 1/15/2021	25,000	24,791
3.80%, 11/15/2027	108,000	99,836

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 10/1/2025 (a)	$ 20,000	$ 19,793
5.50%, 2/1/2020	200,000	205,316
AutoZone, Inc.:
3.13%, 7/15/2023	100,000	97,332
3.13%, 4/21/2026	25,000	23,225
3.75%, 6/1/2027	100,000	96,352
Bed Bath & Beyond, Inc.:
4.92%, 8/1/2034	155,000	115,143
5.17%, 8/1/2044	139,000	98,566
Best Buy Co., Inc. 4.45%, 10/1/2028	200,000	199,408
Costco Wholesale Corp.:
2.30%, 5/18/2022	433,000	419,157
3.00%, 5/18/2027	212,000	201,283
Darden Restaurants, Inc. 3.85%, 5/1/2027 (a)	143,000	138,231
Dollar General Corp.:
3.88%, 4/15/2027	108,000	105,022
4.13%, 5/1/2028	145,000	143,038
Dollar Tree, Inc.:
3.70%, 5/15/2023	815,000	804,283
4.00%, 5/15/2025	250,000	245,030
4.20%, 5/15/2028	115,000	111,520
Home Depot, Inc.:
2.00%, 4/1/2021	125,000	121,829
2.63%, 6/1/2022	458,000	448,675
2.70%, 4/1/2023	326,000	318,394
2.80%, 9/14/2027 (a)	368,000	344,047
3.00%, 4/1/2026	50,000	47,990
3.50%, 9/15/2056	110,000	95,663
4.20%, 4/1/2043	345,000	347,073
4.25%, 4/1/2046	185,000	188,517
4.40%, 4/1/2021	310,000	318,841
4.40%, 3/15/2045	65,000	67,640
4.88%, 2/15/2044	50,000	55,113
5.88%, 12/16/2036	514,000	626,031
5.95%, 4/1/2041	150,000	186,901
Kohl's Corp.:
3.25%, 2/1/2023	100,000	96,535
4.25%, 7/17/2025	80,000	79,886
5.55%, 7/17/2045	150,000	144,512
Lowe's Cos., Inc.:
2.50%, 4/15/2026	350,000	321,874
3.10%, 5/3/2027 (a)	210,000	200,275
4.38%, 9/15/2045	210,000	211,254
4.63%, 4/15/2020	1,090,000	1,108,377
Macy's Retail Holdings, Inc.:
2.88%, 2/15/2023 (a)	484,000	457,903
3.45%, 1/15/2021	53,000	52,722
4.38%, 9/1/2023	115,000	115,097
4.50%, 12/15/2034	160,000	131,194
6.90%, 4/1/2029	230,000	244,499
McDonald's Corp.:
Series MTN, 2.20%, 5/26/2020	314,000	309,610
Series MTN, 2.63%, 1/15/2022	279,000	271,710
Security Description	Principal Amount	Value
Series MTN, 2.75%, 12/9/2020	$ 315,000	$ 312,779
Series MTN, 3.35%, 4/1/2023	180,000	178,409
Series MTN, 3.38%, 5/26/2025	115,000	111,811
Series MTN, 3.50%, 3/1/2027	129,000	124,909
Series MTN, 3.70%, 1/30/2026 (a)	278,000	275,056
Series MTN, 3.80%, 4/1/2028	225,000	221,569
Series MTN, 4.45%, 3/1/2047	150,000	146,744
Series MTN, 4.45%, 9/1/2048	50,000	49,138
Series MTN, 4.70%, 12/9/2035	220,000	227,722
Series MTN, 6.30%, 10/15/2037	100,000	120,553
Series MTN, 6.30%, 3/1/2038	125,000	150,628
Nordstrom, Inc.:
4.00%, 10/15/2021	100,000	101,469
4.00%, 3/15/2027 (a)	310,000	300,951
5.00%, 1/15/2044	100,000	92,072
O'Reilly Automotive, Inc.:
3.55%, 3/15/2026	100,000	95,926
3.60%, 9/1/2027	108,000	102,456
4.63%, 9/15/2021	310,000	319,074
QVC, Inc.:
4.45%, 2/15/2025	165,000	156,834
5.13%, 7/2/2022	125,000	126,859
5.45%, 8/15/2034	175,000	156,207
Starbucks Corp.:
2.10%, 2/4/2021	275,000	268,221
2.20%, 11/22/2020	120,000	117,589
2.45%, 6/15/2026	100,000	89,862
2.70%, 6/15/2022	64,000	62,375
3.10%, 3/1/2023	100,000	98,485
3.50%, 3/1/2028	100,000	96,089
3.75%, 12/1/2047	300,000	260,079
3.80%, 8/15/2025	150,000	149,168
4.00%, 11/15/2028	150,000	149,483
4.30%, 6/15/2045	35,000	33,098
4.50%, 11/15/2048	85,000	83,309
Tapestry, Inc. 4.13%, 7/15/2027	807,000	765,117
Target Corp.:
2.50%, 4/15/2026	257,000	237,614
2.90%, 1/15/2022	337,000	333,994
3.63%, 4/15/2046	93,000	84,076
4.00%, 7/1/2042	270,000	261,352
6.50%, 10/15/2037	330,000	420,410
TJX Cos., Inc. 2.50%, 5/15/2023	130,000	124,981
Walgreen Co.:
3.10%, 9/15/2022	220,000	215,197
4.40%, 9/15/2042	112,000	102,546
Walgreens Boots Alliance, Inc.:
2.70%, 11/18/2019	115,000	114,589
3.30%, 11/18/2021	100,000	99,484
3.45%, 6/1/2026	223,000	212,031
3.80%, 11/18/2024	437,000	431,380

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.65%, 6/1/2046	$ 120,000	$ 114,492
4.80%, 11/18/2044	355,000	344,187
Walmart, Inc.:
1.75%, 10/9/2019	465,000	460,685
2.35%, 12/15/2022	678,000	654,894
2.55%, 4/11/2023	178,000	172,461
2.65%, 12/15/2024	1,026,000	980,599
2.85%, 6/23/2020	400,000	399,892
3.13%, 6/23/2021	500,000	500,890
3.40%, 6/26/2023	500,000	501,805
3.55%, 6/26/2025	180,000	180,914
3.63%, 12/15/2047	245,000	229,173
3.70%, 6/26/2028	350,000	349,895
3.95%, 6/28/2038	105,000	104,806
4.05%, 6/29/2048	165,000	165,017
4.30%, 4/22/2044	421,000	434,590
5.88%, 4/5/2027	140,000	161,505
6.50%, 8/15/2037	5,000	6,585
		24,074,716
SEMICONDUCTORS — 0.3%
Analog Devices, Inc.:
3.13%, 12/5/2023	70,000	67,672
3.50%, 12/5/2026	654,000	626,408
3.90%, 12/15/2025	35,000	34,545
5.30%, 12/15/2045 (a)	50,000	53,351
Applied Materials, Inc.:
2.63%, 10/1/2020	50,000	49,456
3.30%, 4/1/2027	87,000	83,790
3.90%, 10/1/2025	63,000	63,559
4.35%, 4/1/2047	50,000	49,846
5.85%, 6/15/2041	160,000	190,806
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.20%, 1/15/2021	100,000	96,859
2.38%, 1/15/2020	440,000	434,830
2.65%, 1/15/2023	441,000	416,511
3.00%, 1/15/2022	196,000	190,830
3.13%, 1/15/2025	148,000	137,433
3.50%, 1/15/2028	207,000	188,099
3.63%, 1/15/2024	509,000	494,789
3.88%, 1/15/2027	473,000	445,807
Intel Corp.:
1.70%, 5/19/2021	590,000	570,005
1.85%, 5/11/2020	393,000	386,523
2.45%, 7/29/2020	93,000	92,196
2.60%, 5/19/2026	115,000	107,367
2.70%, 12/15/2022	384,000	375,629
2.88%, 5/11/2024	266,000	257,916
3.30%, 10/1/2021	153,000	153,789
3.70%, 7/29/2025	366,000	368,079
3.73%, 12/8/2047	326,000	302,711
4.00%, 12/15/2032	86,000	88,155
4.10%, 5/19/2046	106,000	104,691
4.10%, 5/11/2047	114,000	112,932
KLA-Tencor Corp. 4.13%, 11/1/2021	89,000	90,399
Lam Research Corp.:
Security Description	Principal Amount	Value
2.75%, 3/15/2020	$ 144,000	$ 142,848
2.80%, 6/15/2021	50,000	49,110
Marvell Technology Group, Ltd.:
4.20%, 6/22/2023	50,000	49,771
4.88%, 6/22/2028	50,000	50,296
Maxim Integrated Products, Inc. 3.45%, 6/15/2027	100,000	94,239
NVIDIA Corp.:
2.20%, 9/16/2021	233,000	225,931
3.20%, 9/16/2026	100,000	95,640
QUALCOMM, Inc.:
2.60%, 1/30/2023	118,000	113,354
2.90%, 5/20/2024	114,000	108,877
3.00%, 5/20/2022	553,000	544,561
3.25%, 5/20/2027 (a)	450,000	422,806
3.45%, 5/20/2025	200,000	194,092
4.30%, 5/20/2047	173,000	163,077
4.65%, 5/20/2035	265,000	269,433
4.80%, 5/20/2045	236,000	238,655
Texas Instruments, Inc.:
1.75%, 5/1/2020	230,000	225,862
4.15%, 5/15/2048	200,000	200,804
Xilinx, Inc.:
2.95%, 6/1/2024	50,000	47,497
3.00%, 3/15/2021	100,000	99,038
		9,970,874
SHIPBUILDING — 0.0% (c)
Huntington Ingalls Industries, Inc. 3.48%, 12/1/2027	158,000	148,471
SOFTWARE — 0.7%
Activision Blizzard, Inc.:
2.30%, 9/15/2021	30,000	29,114
2.60%, 6/15/2022	33,000	31,953
3.40%, 9/15/2026	114,000	108,415
3.40%, 6/15/2027	65,000	61,427
4.50%, 6/15/2047	30,000	28,362
Adobe Systems, Inc. 3.25%, 2/1/2025	65,000	63,861
Autodesk, Inc.:
3.13%, 6/15/2020	100,000	99,498
3.50%, 6/15/2027	383,000	356,171
4.38%, 6/15/2025	225,000	225,662
Broadridge Financial Solutions, Inc. 3.40%, 6/27/2026	83,000	78,352
CA, Inc.:
3.60%, 8/15/2022	20,000	19,796
4.70%, 3/15/2027	100,000	99,876
Citrix Systems, Inc. 4.50%, 12/1/2027	588,000	566,191
Electronic Arts, Inc.:
3.70%, 3/1/2021	50,000	50,410
4.80%, 3/1/2026	50,000	52,323
Fidelity National Information Services, Inc.:
3.00%, 8/15/2026	194,000	179,240

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 4/15/2023	$ 236,000	$ 233,472
3.63%, 10/15/2020	49,000	49,268
4.50%, 10/15/2022	33,000	33,942
5.00%, 10/15/2025	726,000	764,398
Fiserv, Inc.:
2.70%, 6/1/2020	72,000	71,384
3.80%, 10/1/2023	100,000	100,194
3.85%, 6/1/2025	72,000	71,402
Microsoft Corp.:
1.55%, 8/8/2021	586,000	562,595
1.85%, 2/6/2020	202,000	199,562
1.85%, 2/12/2020	176,000	173,768
2.00%, 11/3/2020	706,000	693,412
2.00%, 8/8/2023	238,000	224,886
2.13%, 11/15/2022	166,000	159,782
2.38%, 5/1/2023	375,000	361,995
2.40%, 2/6/2022	395,000	386,049
2.40%, 8/8/2026	450,000	414,886
2.65%, 11/3/2022	374,000	366,438
2.70%, 2/12/2025	322,000	308,347
2.88%, 2/6/2024	209,000	204,304
3.00%, 10/1/2020	444,000	445,012
3.13%, 11/3/2025	707,000	691,510
3.30%, 2/6/2027	500,000	490,630
3.45%, 8/8/2036	710,000	675,877
3.50%, 2/12/2035	286,000	274,446
3.50%, 11/15/2042	157,000	146,352
3.63%, 12/15/2023	224,000	227,633
3.70%, 8/8/2046	249,000	238,664
3.75%, 2/12/2045	214,000	207,323
3.95%, 8/8/2056	240,000	233,983
4.00%, 2/12/2055	302,000	297,775
4.10%, 2/6/2037	464,000	478,996
4.20%, 11/3/2035	162,000	168,968
4.45%, 11/3/2045	142,000	152,681
4.50%, 2/6/2057	301,000	325,161
4.75%, 11/3/2055	265,000	299,299
Series 30Y, 4.25%, 2/6/2047	295,000	309,030
Oracle Corp.:
1.90%, 9/15/2021	416,000	401,752
2.40%, 9/15/2023	169,000	161,162
2.50%, 5/15/2022	203,000	197,537
2.50%, 10/15/2022	258,000	250,245
2.63%, 2/15/2023	380,000	368,714
2.65%, 7/15/2026	883,000	819,654
2.95%, 11/15/2024	315,000	304,022
2.95%, 5/15/2025	420,000	402,751
3.25%, 11/15/2027	776,000	746,388
3.40%, 7/8/2024	433,000	429,982
3.80%, 11/15/2037	554,000	527,541
3.85%, 7/15/2036	521,000	502,765
3.90%, 5/15/2035	379,000	368,763
4.00%, 7/15/2046	668,000	636,424
4.00%, 11/15/2047	531,000	505,905
4.13%, 5/15/2045	189,000	183,591
4.30%, 7/8/2034	189,000	193,177
4.38%, 5/15/2055	234,000	232,654
Security Description	Principal Amount	Value
4.50%, 7/8/2044	$ 200,000	$ 205,032
5.38%, 7/15/2040	5,000	5,715
6.13%, 7/8/2039	173,000	214,712
salesforce.com, Inc.:
3.25%, 4/11/2023	75,000	74,476
3.70%, 4/11/2028	75,000	74,752
VMware, Inc.:
2.30%, 8/21/2020	60,000	58,715
2.95%, 8/21/2022	118,000	113,777
3.90%, 8/21/2027	179,000	169,415
		21,243,696
TELECOMMUNICATIONS — 1.1%
America Movil SAB de CV:
3.13%, 7/16/2022	366,000	358,537
4.38%, 7/16/2042 (a)	100,000	97,578
5.00%, 3/30/2020	666,000	681,984
6.13%, 11/15/2037	200,000	231,810
AT&T, Inc.:
2.45%, 6/30/2020	363,000	358,165
3.00%, 2/15/2022	153,000	149,873
3.00%, 6/30/2022	1,196,000	1,165,693
3.20%, 3/1/2022	614,000	604,716
3.40%, 5/15/2025	161,000	153,217
3.80%, 3/1/2024	106,000	104,841
3.95%, 1/15/2025	128,000	126,001
4.10%, 2/15/2028 (b)	1,829,000	1,774,935
4.13%, 2/17/2026	303,000	299,340
4.25%, 3/1/2027	315,000	311,223
4.30%, 2/15/2030 (b)	884,000	851,637
4.30%, 12/15/2042	232,000	201,165
4.35%, 6/15/2045	573,000	493,055
4.45%, 4/1/2024	303,000	308,724
4.50%, 5/15/2035	542,000	505,989
4.50%, 3/9/2048	75,000	65,594
4.55%, 3/9/2049	263,000	230,877
4.75%, 5/15/2046	128,000	116,823
4.80%, 6/15/2044	232,000	213,788
5.00%, 3/1/2021	1,315,000	1,360,026
5.15%, 3/15/2042	161,000	155,388
5.15%, 11/15/2046 (b)	764,000	731,049
5.25%, 3/1/2037	435,000	433,138
5.35%, 9/1/2040	262,000	259,616
5.45%, 3/1/2047	370,000	369,863
5.70%, 3/1/2057	260,000	264,150
5.88%, 10/1/2019	199,000	204,624
6.00%, 8/15/2040	180,000	192,494
6.38%, 3/1/2041	179,000	197,349
Bell Canada, Inc. 4.46%, 4/1/2048	500,000	490,565
British Telecommunications PLC 9.63%, 12/15/2030	409,000	581,995
Cisco Systems, Inc.:
2.20%, 2/28/2021	310,000	303,484
2.45%, 6/15/2020	961,000	953,350
2.50%, 9/20/2026	200,000	184,986
2.60%, 2/28/2023	175,000	170,285

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.90%, 3/4/2021	$ 75,000	$ 74,716
3.00%, 6/15/2022	146,000	145,083
3.50%, 6/15/2025	45,000	45,027
3.63%, 3/4/2024	178,000	180,487
4.45%, 1/15/2020	330,000	336,570
5.50%, 1/15/2040	167,000	199,034
5.90%, 2/15/2039	234,000	290,771
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	383,000	517,774
Juniper Networks, Inc.:
3.30%, 6/15/2020	50,000	49,948
4.50%, 3/15/2024	230,000	233,961
5.95%, 3/15/2041	120,000	119,891
Koninklijke KPN NV 8.38%, 10/1/2030	50,000	64,712
Motorola Solutions, Inc.:
3.75%, 5/15/2022	318,000	315,265
4.60%, 2/23/2028	200,000	195,506
Orange SA:
4.13%, 9/14/2021	445,000	454,932
9.00%, 3/1/2031	339,000	480,224
Rogers Communications, Inc.:
2.90%, 11/15/2026	140,000	128,556
4.10%, 10/1/2023	226,000	229,467
4.30%, 2/15/2048	267,000	256,827
4.50%, 3/15/2043	183,000	177,978
5.00%, 3/15/2044	38,000	39,775
Telefonica Emisiones SAU:
4.10%, 3/8/2027	100,000	96,303
4.57%, 4/27/2023	130,000	133,639
4.67%, 3/6/2038	153,000	144,285
4.90%, 3/6/2048	154,000	143,982
5.13%, 4/27/2020	139,000	142,913
5.21%, 3/8/2047	1,002,000	980,908
5.46%, 2/16/2021	100,000	104,380
7.05%, 6/20/2036	283,000	340,664
TELUS Corp.:
2.80%, 2/16/2027 (a)	50,000	45,455
3.70%, 9/15/2027	100,000	97,267
4.60%, 11/16/2048	100,000	99,710
Verizon Communications, Inc.:
2.63%, 8/15/2026	293,000	265,622
3.38%, 2/15/2025 (b)	85,000	82,589
3.38%, 2/15/2025	416,000	404,202
3.85%, 11/1/2042	353,000	305,440
4.13%, 3/16/2027	262,000	262,982
4.13%, 8/15/2046	142,000	127,412
4.27%, 1/15/2036	305,000	290,760
4.33%, 9/21/2028 (b)	3,922,000	3,941,806
4.50%, 8/10/2033	560,000	555,537
4.52%, 9/15/2048	783,000	743,881
4.81%, 3/15/2039	654,000	660,030
5.25%, 3/16/2037	802,000	855,157
5.50%, 3/16/2047	357,000	389,362
6.55%, 9/15/2043	225,000	272,430
Vodafone Group PLC:
Security Description	Principal Amount	Value
2.95%, 2/19/2023	$ 374,000	$ 360,730
3.75%, 1/16/2024	140,000	138,410
4.13%, 5/30/2025	75,000	74,473
4.38%, 5/30/2028 (a)	175,000	172,300
4.38%, 2/19/2043	264,000	236,589
5.00%, 5/30/2038	80,000	79,191
5.25%, 5/30/2048	290,000	290,702
6.15%, 2/27/2037	232,000	256,481
7.88%, 2/15/2030	172,000	213,297
		34,103,320
TEXTILES — 0.0% (c)
Cintas Corp. No. 2:
2.90%, 4/1/2022	50,000	48,875
3.25%, 6/1/2022	125,000	123,612
3.70%, 4/1/2027	58,000	56,464
		228,951
TOYS/GAMES/HOBBIES — 0.0% (c)
Hasbro, Inc.:
3.15%, 5/15/2021	50,000	49,578
3.50%, 9/15/2027	30,000	27,851
5.10%, 5/15/2044	230,000	217,764
		295,193
TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
3.00%, 4/1/2025	203,000	196,693
3.05%, 9/1/2022	95,000	94,421
3.25%, 6/15/2027 (a)	358,000	349,419
3.40%, 9/1/2024	100,000	99,489
3.45%, 9/15/2021	150,000	151,089
3.65%, 9/1/2025	50,000	50,172
3.90%, 8/1/2046	35,000	33,053
4.05%, 6/15/2048	75,000	72,844
4.13%, 6/15/2047	200,000	196,472
4.15%, 4/1/2045	306,000	301,037
4.15%, 12/15/2048	30,000	29,602
4.38%, 9/1/2042	100,000	101,645
4.55%, 9/1/2044	430,000	448,176
4.70%, 10/1/2019	220,000	223,997
4.70%, 9/1/2045	200,000	211,836
4.90%, 4/1/2044	330,000	357,608
4.95%, 9/15/2041	100,000	108,693
7.00%, 12/15/2025	51,000	61,269
Canadian National Railway Co.:
2.40%, 2/3/2020	290,000	287,468
2.75%, 3/1/2026	50,000	46,918
2.85%, 12/15/2021	100,000	98,490
3.20%, 8/2/2046	200,000	171,168
3.65%, 2/3/2048	150,000	137,794
Canadian Pacific Railway Co.:
4.00%, 6/1/2028	350,000	351,862
4.80%, 9/15/2035	70,000	74,150
4.80%, 8/1/2045	50,000	53,258
6.13%, 9/15/2115	71,000	83,741

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	$ 100,000	$ 98,493
CSX Corp.:
2.60%, 11/1/2026	150,000	136,458
3.25%, 6/1/2027	150,000	141,961
3.80%, 3/1/2028	200,000	197,246
3.80%, 11/1/2046	235,000	212,532
3.95%, 5/1/2050	75,000	67,763
4.25%, 6/1/2021	35,000	35,721
4.25%, 11/1/2066	210,000	189,330
4.30%, 3/1/2048	100,000	97,347
4.50%, 8/1/2054	150,000	145,630
4.65%, 3/1/2068	100,000	96,563
6.00%, 10/1/2036	125,000	147,867
6.15%, 5/1/2037	135,000	161,384
FedEx Corp.:
2.63%, 8/1/2022	361,000	349,841
3.20%, 2/1/2025	100,000	97,143
3.25%, 4/1/2026	337,000	324,740
3.40%, 2/15/2028	100,000	95,864
4.05%, 2/15/2048	100,000	90,394
4.10%, 2/1/2045	311,000	283,262
4.40%, 1/15/2047	80,000	76,361
4.55%, 4/1/2046	250,000	243,925
4.75%, 11/15/2045	440,000	439,696
JB Hunt Transport Services, Inc. 3.30%, 8/15/2022	50,000	49,568
Kansas City Southern:
3.00%, 5/15/2023	230,000	221,313
4.95%, 8/15/2045	100,000	102,553
Kirby Corp. 4.20%, 3/1/2028	200,000	195,750
Norfolk Southern Corp.:
2.90%, 2/15/2023	154,000	150,059
2.90%, 6/15/2026	885,000	830,856
3.15%, 6/1/2027	433,000	409,800
4.15%, 2/28/2048	100,000	96,629
4.45%, 6/15/2045	241,000	241,513
4.65%, 1/15/2046	50,000	51,551
4.84%, 10/1/2041	100,000	105,162
5.10%, 8/1/2118	60,000	59,174
Ryder System, Inc.:
Series MTN, 2.25%, 9/1/2021	185,000	178,192
Series MTN, 2.50%, 9/1/2022	65,000	62,209
Series MTN, 2.65%, 3/2/2020	100,000	99,111
Series MTN, 2.80%, 3/1/2022	60,000	58,496
Series MTN, 3.40%, 3/1/2023	100,000	98,550
Series MTN, 3.45%, 11/15/2021	25,000	24,900
Series MTN, 3.50%, 6/1/2021	50,000	49,957
Union Pacific Corp.:
2.25%, 6/19/2020	50,000	49,296
2.75%, 3/1/2026	75,000	69,892
3.00%, 4/15/2027 (a)	163,000	153,835
3.25%, 8/15/2025	145,000	140,482
3.35%, 8/15/2046	50,000	41,899
3.38%, 2/1/2035	50,000	44,952
Security Description	Principal Amount	Value
3.50%, 6/8/2023	$ 100,000	$ 99,739
3.60%, 9/15/2037	40,000	36,722
3.65%, 2/15/2024	180,000	179,705
3.75%, 7/15/2025	250,000	250,192
3.80%, 10/1/2051	274,000	243,454
3.95%, 9/10/2028	115,000	115,376
4.05%, 11/15/2045	185,000	174,631
4.05%, 3/1/2046	30,000	28,315
4.10%, 9/15/2067	270,000	235,902
4.16%, 7/15/2022	528,000	541,306
4.38%, 9/10/2038	50,000	50,899
4.38%, 11/15/2065	280,000	259,398
4.50%, 9/10/2048	90,000	91,711
United Parcel Service, Inc.:
2.05%, 4/1/2021	300,000	292,098
2.35%, 5/16/2022	50,000	48,304
2.40%, 11/15/2026	50,000	45,635
2.45%, 10/1/2022	151,000	145,893
2.50%, 4/1/2023	400,000	385,576
2.80%, 11/15/2024	143,000	137,154
3.05%, 11/15/2027	200,000	190,938
3.40%, 11/15/2046	50,000	43,548
3.75%, 11/15/2047	450,000	417,294
4.88%, 11/15/2040	20,000	21,785
6.20%, 1/15/2038	100,000	125,687
		15,868,846
TRUCKING & LEASING — 0.0% (c)
GATX Corp.:
3.50%, 3/15/2028	125,000	114,829
3.85%, 3/30/2027	20,000	19,037
4.85%, 6/1/2021	100,000	102,846
		236,712
WATER — 0.0% (c)
American Water Capital Corp.:
2.95%, 9/1/2027	135,000	126,180
3.75%, 9/1/2028	150,000	148,337
3.75%, 9/1/2047	318,000	291,673
4.00%, 12/1/2046	40,000	37,865
4.20%, 9/1/2048	100,000	98,244
4.30%, 12/1/2042	185,000	183,154
6.59%, 10/15/2037	195,000	247,264
		1,132,717
TOTAL CORPORATE BONDS & NOTES (Cost $808,101,048)		788,166,168
ASSET-BACKED SECURITIES — 0.5%
AUTOMOBILE — 0.3%
Ally Auto Receivables Trust:
Series 2018-1, Class A3, 2.35%, 6/15/2022	250,000	247,412
Series 2018-2, Class A3, 2.92%, 11/15/2022	145,000	144,590
Ally Master Owner Trust:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-2, Class A, 3.29%, 5/15/2023	$ 500,000	$ 499,994
Series 2018-1, Class A2, 2.70%, 1/17/2023	150,000	147,946
Americredit Automobile Receivables Trust Series 2018-1, Class C, 3.50%, 1/18/2024	225,000	223,272
CarMax Auto Owner Trust Series 2015-4, Class A4, 1.83%, 6/15/2021	750,000	741,306
Drive Auto Receivables Trust Series 2018-2, Class D, 4.14%, 8/15/2024	350,000	350,996
Ford Credit Auto Lease Trust 3.19%, 12/15/2021	160,001	160,107
Ford Credit Auto Owner Trust:
Series 2017-B, Class A3, 1.69%, 11/15/2021	145,000	142,698
Series 2017-C, Class A3, 2.01%, 3/15/2022	325,000	320,366
Ford Credit Floorplan Master Owner Trust Series 2017-3, Class A, 2.48%, 9/15/2024	300,000	289,474
Ford Credit Floorplan Master Owner Trust A Series 2017-2, Class A1, 2.16%, 9/15/2022	575,000	564,091
GM Financial Automobile Leasing Trust:
GMALT 2018-3 A3, 3.18%, 6/21/2021	150,000	150,042
Series 2017-2, Class A4, 2.18%, 6/21/2021	325,000	321,356
Honda Auto Receivables Owner Trust:
Series 2017-4, Class A3, 2.05%, 11/22/2021	300,000	296,463
Series 2018-1I, Class A3, 2.60%, 2/15/2022	225,000	223,413
Hyundai Auto Receivables Trust Series 2018-A, Class A3, 2.79%, 7/15/2022	200,000	198,835
Mercedes-Benz Auto Lease Trust 2018-A Series 2018-A, Class A3, 2.41%, 2/16/2021	150,000	149,142
Mercedes-Benz Auto Receivables Trust 2016-1 Series 2016-1, Class A4, 1.46%, 12/15/2022	200,000	195,301
Nissan Auto Receivables 2017-B Owner Trust Series 2017-B, Class A3, 1.75%, 10/15/2021	290,000	285,762
Nissan Auto Receivables 2018-B Owner Trust 3.06%, 3/15/2023	115,000	114,747
Security Description	Principal Amount	Value
Santander Drive Auto Receivables Trust:
Series 2018-3, Class A3, 3.03%, 2/15/2022	$ 125,000	$ 124,901
Series 2018-2, Class B, 3.03%, 9/15/2022	210,000	208,910
Series 2018-1, Class D, 3.32%, 3/15/2024	115,000	112,806
Series 2018-4, Class C, 3.56%, 7/15/2024	300,000	299,251
Toyota Auto Receivables Owner Trust:
Series 2017-D, Class A3, 1.93%, 1/18/2022	250,000	245,353
Series 2018-A, Class A4, 2.52%, 5/15/2023	350,000	343,760
Series 2018-B, Class A3, 2.96%, 9/15/2022	500,000	498,640
Volkswagen Auto Loan Enhanced Trust Series 2014, Class A3, 3.02%, 11/21/2022	150,000	149,655
World Omni Auto Receivables Trust Series 2018-A, Class A3, 2.50%, 4/17/2023	270,000	266,603
World Omni Automobile Lease Securitization Trust Series 2018-B, Class A3, 3.19%, 12/15/2021	200,000	199,662
		8,216,854
CREDIT CARD — 0.2%
American Express Credit Account Master Trust:
Series 2018-8, Class A, 3.18%, 4/15/2024	137,000	136,803
Series 2017-1, Class A, 1.93%, 9/15/2022	800,000	788,764
Series 2017-6, Class A, 2.04%, 5/15/2023	500,000	489,886
Series 2018-4, Class A, 2.99%, 12/15/2023	250,000	249,112
BA Credit Card Trust:
Series 2017-A1, Class A1, 1.95%, 8/15/2022	200,000	197,009
Series 2018-A1, Class A1, 2.70%, 7/17/2023	300,000	296,856
Series 2018-A2, Class A2, 3.00%, 9/15/2023	500,000	498,417
Capital One Multi-Asset Execution Trust:
Series 2015-A2, Class A2, 2.08%, 3/15/2023	190,000	187,200
Series 2017-A6, Class A6, 2.29%, 7/15/2025	500,000	482,114
Chase Issuance Trust Series 2015-A4, Class A4, 1.84%, 4/15/2022	500,000	491,216

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Citibank Credit Card Issuance Trust:
Series 2017-A8, Class A8, 1.86%, 8/7/2022	$ 500,000	$ 489,078
Series 2017-A3, Class A3, 1.92%, 4/7/2022	1,250,000	1,229,809
Series 2007-A3, Class A3, 6.15%, 6/15/2039	250,000	308,083
Discover Card Execution Note Trust Series 2017-A6, Class A6, 1.88%, 2/15/2023	350,000	342,358
Synchrony Credit Card Master Note Trust:
Series 2016-2, Class A, 2.21%, 5/15/2024	200,000	194,588
Series 2018-2, Class A, 3.47%, 5/15/2026	250,000	249,594
World Financial Network Credit Card Master Trust Series 2017-C, Class A, 2.31%, 8/15/2024	500,000	490,493
		7,121,380
TOTAL ASSET-BACKED SECURITIES (Cost $15,487,902)		15,338,234
FOREIGN GOVERNMENT OBLIGATIONS — 3.6%
AUSTRIA — 0.1%
Oesterreichische Kontrollbank AG:
1.38%, 02/10/2020	1,125,000	1,102,489
1.50%, 10/21/2020	380,000	368,877
1.75%, 01/24/2020	280,000	276,027
		1,747,393
CANADA — 0.4%
Canada Government International Bond 2.00%, 11/15/2022	285,000	273,973
Export Development Canada:
1.63%, 01/17/2020	735,000	723,696
1.75%, 07/21/2020	776,000	760,232
2.50%, 01/24/2023	200,000	195,290
2.75%, 03/15/2023	150,000	147,927
Hydro-Quebec:
Series HH, 8.50%, 12/01/2029	100,000	141,242
Series IO, 8.05%, 07/07/2024	15,000	18,434
Province of Alberta Canada:
2.20%, 07/26/2022	250,000	240,598
3.30%, 03/15/2028	400,000	392,712
Province of British Columbia Canada 2.25%, 6/2/2026	344,000	318,675
Province of Manitoba Canada 3.05%, 5/14/2024	670,000	658,469
Security Description	Principal Amount	Value
Province of New Brunswick Canada 3.63%, 2/24/2028	$ 150,000	$ 150,413
Province of Ontario Canada:
1.88%, 05/21/2020	80,000	78,542
2.20%, 10/03/2022	200,000	191,884
2.25%, 05/18/2022	150,000	144,810
2.40%, 02/08/2022	100,000	97,310
2.50%, 04/27/2026	345,000	323,914
2.55%, 02/12/2021	2,750,000	2,713,562
4.00%, 10/07/2019	525,000	531,079
Province of Quebec Canada:
2.50%, 04/20/2026	100,000	94,268
2.75%, 04/12/2027	350,000	333,186
3.50%, 07/29/2020	1,000,000	1,008,810
Series PD, 7.50%, 09/15/2029	405,000	550,168
Series QO, 2.88%, 10/16/2024	960,000	938,362
		11,027,556
CHILE — 0.0% (c)
Chile Government International Bond:
2.25%, 10/30/2022	350,000	336,119
3.13%, 03/27/2025	200,000	194,126
3.13%, 01/21/2026	525,000	504,730
3.25%, 09/14/2021	100,000	100,212
		1,135,187
COLOMBIA — 0.1%
Colombia Government International Bond:
2.63%, 03/15/2023	350,000	333,113
3.88%, 04/25/2027	200,000	194,024
4.00%, 02/26/2024	550,000	549,868
4.38%, 07/12/2021	300,000	305,802
5.00%, 06/15/2045	561,000	560,893
5.63%, 02/26/2044	300,000	323,400
6.13%, 01/18/2041	400,000	453,352
11.75%, 02/25/2020	625,000	696,887
		3,417,339
FREE OF TAX — 0.0%
European Investment Bank 2.88%, 12/15/2021	75,000	74,640
International Bank for Reconstruction & Development 3.00%, 9/27/2023	250,000	248,910
International Finance Corp. Series GMTN, 2.00%, 10/24/2022	200,000	192,022
Nordic Investment Bank 2.88%, 7/19/2023	300,000	297,237
		812,809
GERMANY — 0.4%
FMS Wertmanagement:
1.38%, 06/08/2021	350,000	335,188

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 03/06/2023	$ 300,000	$ 295,743
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 04/18/2036	1,125,000	630,191
Zero Coupon, 06/29/2037 (a)	125,000	67,296
1.50%, 04/20/2020	1,245,000	1,219,216
1.50%, 06/15/2021	550,000	528,616
1.63%, 05/29/2020	700,000	685,685
1.63%, 03/15/2021	750,000	726,105
1.75%, 03/31/2020	650,000	639,431
1.75%, 09/15/2021	200,000	192,870
1.88%, 06/30/2020	683,000	671,109
2.00%, 11/30/2021	200,000	193,774
2.00%, 09/29/2022	200,000	192,020
2.00%, 10/04/2022	125,000	119,976
2.00%, 05/02/2025	1,545,000	1,439,631
2.13%, 03/07/2022 (a)	800,000	776,136
2.13%, 01/17/2023 (a)	735,000	706,548
2.38%, 08/25/2021	792,000	777,847
2.63%, 04/12/2021 (a)	400,000	396,508
2.63%, 01/25/2022	845,000	833,888
2.75%, 07/15/2020	640,000	638,234
2.88%, 04/03/2028 (a)	94,000	91,737
4.00%, 01/27/2020	300,000	304,458
Series GMTN, 2.75%, 09/08/2020	390,000	388,764
Landwirtschaftliche Rentenbank:
2.38%, 06/10/2025	150,000	142,884
Series 37, 2.50%, 11/15/2027 (a)	500,000	471,870
		13,465,725
HUNGARY — 0.1%
Hungary Government International Bond:
5.38%, 02/21/2023	170,000	180,195
5.38%, 03/25/2024	825,000	884,449
6.38%, 03/29/2021	670,000	715,071
7.63%, 03/29/2041	232,000	323,387
		2,103,102
INDONESIA — 0.0% (c)
Indonesia Government International Bond:
2.95%, 01/11/2023	250,000	238,905
3.50%, 01/11/2028	300,000	279,315
4.10%, 04/24/2028	250,000	243,085
		761,305
ISRAEL — 0.0% (c)
Israel Government International Bond:
2.88%, 03/16/2026	200,000	189,212
3.25%, 01/17/2028	400,000	384,296
4.00%, 06/30/2022	100,000	102,204
4.50%, 01/30/2043	225,000	228,796
		904,508
Security Description	Principal Amount	Value
ITALY — 0.0% (c)
Italy Government International Bond 6.88%, 9/27/2023	$ 653,000	$ 709,334
JAPAN — 0.2%
Japan Bank for International Cooperation:
1.88%, 07/21/2026	200,000	178,802
2.13%, 06/01/2020	200,000	196,912
2.13%, 07/21/2020	250,000	245,700
2.13%, 11/16/2020	250,000	244,663
2.38%, 11/16/2022	750,000	722,602
2.75%, 11/16/2027	200,000	188,796
2.88%, 06/01/2027	500,000	478,100
2.88%, 07/21/2027	200,000	191,224
3.13%, 07/20/2021	240,000	239,194
3.25%, 07/20/2023	215,000	214,149
3.25%, 07/20/2028	400,000	392,800
Series DTC, 2.00%, 11/04/2021	200,000	192,524
Series DTC, 2.13%, 02/10/2025	350,000	324,614
Series DTC, 2.38%, 04/20/2026	160,000	148,778
Series DTC, 3.38%, 07/31/2023	200,000	200,194
Japan Finance Organization for Municipalities Series DTC, 4.00%, 1/13/2021	230,000	233,459
Japan International Cooperation Agency:
2.75%, 04/27/2027	200,000	188,652
3.38%, 06/12/2028	200,000	198,166
		4,779,329
MEXICO — 0.2%
Mexico Government International Bond:
3.60%, 01/30/2025	930,000	903,681
3.63%, 03/15/2022	814,000	815,522
3.75%, 01/11/2028	1,000,000	952,150
4.00%, 10/02/2023	300,000	302,190
4.13%, 01/21/2026	200,000	198,394
4.15%, 03/28/2027	210,000	206,495
4.60%, 01/23/2046	200,000	186,606
4.60%, 02/10/2048	400,000	375,864
5.55%, 01/21/2045	113,000	120,248
6.05%, 01/11/2040	775,000	860,638
Series GMTN, 3.50%, 01/21/2021	460,000	460,961
Series GMTN, 5.75%, 10/12/2110	420,000	424,570
Series MTN, 4.75%, 03/08/2044	686,000	656,042
Series MTN, 8.30%, 08/15/2031	100,000	138,170

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series MTNA, 6.75%, 09/27/2034	$ 126,000	$ 151,089
		6,752,620
PANAMA — 0.1%
Panama Government International Bond:
3.88%, 03/17/2028	200,000	198,196
4.00%, 09/22/2024	350,000	354,757
5.20%, 01/30/2020	820,000	842,156
6.70%, 01/26/2036	430,000	537,113
9.38%, 04/01/2029	200,000	283,400
		2,215,622
PERU — 0.1%
Peruvian Government International Bond:
4.13%, 08/25/2027	700,000	721,161
5.63%, 11/18/2050	100,000	118,567
6.55%, 03/14/2037	200,000	252,736
7.35%, 07/21/2025	245,000	300,127
8.75%, 11/21/2033	250,000	369,700
		1,762,291
PHILIPPINES — 0.1%
Philippine Government International Bond:
3.00%, 02/01/2028	200,000	186,446
3.70%, 02/02/2042	800,000	745,928
3.95%, 01/20/2040	402,000	388,256
4.00%, 01/15/2021	500,000	508,700
4.20%, 01/21/2024	200,000	205,716
5.00%, 01/13/2037	200,000	218,684
6.38%, 10/23/2034	300,000	374,142
6.50%, 01/20/2020	200,000	209,014
7.75%, 01/14/2031	200,000	269,780
9.50%, 02/02/2030	400,000	591,709
10.63%, 03/16/2025	235,000	325,477
		4,023,852
POLAND — 0.1%
Poland Government International Bond:
3.00%, 03/17/2023	685,000	672,259
4.00%, 01/22/2024	305,000	310,969
5.00%, 03/23/2022	220,000	231,444
5.13%, 04/21/2021	370,000	386,813
Republic of Poland Government International Bond 3.25%, 4/6/2026	345,000	334,988
		1,936,473
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
2.50%, 11/01/2020	200,000	196,448
2.63%, 05/26/2026	200,000	182,102
3.25%, 11/10/2025	100,000	95,525
4.00%, 01/14/2024	300,000	301,995
4.38%, 09/15/2021	450,000	460,629
Security Description	Principal Amount	Value
5.00%, 04/11/2022	$ 200,000	$ 208,728
5.13%, 06/29/2020	25,000	25,755
Korea Development Bank:
2.50%, 01/13/2021	489,000	479,034
3.00%, 09/14/2022	270,000	263,026
3.38%, 09/16/2025	200,000	192,954
3.75%, 01/22/2024	150,000	149,534
Korea International Bond:
2.75%, 01/19/2027	200,000	187,650
3.88%, 09/11/2023	150,000	152,260
4.13%, 06/10/2044	300,000	308,826
		3,204,466
SUPRANATIONAL — 1.4%
African Development Bank:
Series GDIF, 1.38%, 02/12/2020	600,000	588,228
Series GDIF, 2.13%, 11/16/2022	306,000	294,712
Series GDIF, 2.38%, 09/23/2021	60,000	58,852
Series GDIF, 2.63%, 03/22/2021	125,000	123,885
Asian Development Bank:
5.82%, 06/16/2028	111,000	132,211
6.22%, 08/15/2027	175,000	210,495
Series GMTN, 1.50%, 01/22/2020	1,600,000	1,573,008
Series GMTN, 1.63%, 05/05/2020	214,000	209,838
Series GMTN, 1.63%, 08/26/2020	1,125,000	1,098,371
Series GMTN, 1.63%, 03/16/2021	250,000	242,060
Series GMTN, 1.75%, 01/10/2020	650,000	641,329
Series GMTN, 1.75%, 06/08/2021	280,000	271,006
Series GMTN, 1.75%, 09/13/2022	450,000	428,206
Series GMTN, 1.75%, 08/14/2026	100,000	90,023
Series GMTN, 2.00%, 02/16/2022	1,275,000	1,232,453
Series GMTN, 2.00%, 04/24/2026	400,000	368,360
Series GMTN, 2.75%, 03/17/2023	255,000	251,433
Series GMTN, 3.13%, 09/26/2028	250,000	248,047
Corp. Andina de Fomento:
2.13%, 09/27/2021	550,000	527,219
4.38%, 06/15/2022	215,000	220,319
Council Of Europe Development Bank:
1.75%, 11/14/2019	151,000	149,267
1.88%, 01/27/2020	350,000	345,520
2.63%, 02/13/2023	324,000	317,637

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
European Bank for Reconstruction & Development:
Series EMTN, 1.50%, 03/16/2020	$ 200,000	$ 196,088
Series GMTN, 1.13%, 08/24/2020	390,000	377,087
Series GMTN, 1.88%, 02/23/2022	600,000	577,146
Series GMTN, 2.13%, 03/07/2022	230,000	223,001
Series GMTN, 2.75%, 04/26/2021	200,000	198,760
Series GMTN, 2.75%, 03/07/2023	200,000	197,074
European Investment Bank:
1.25%, 12/16/2019	1,100,000	1,079,958
1.38%, 06/15/2020 (a)	770,000	750,858
1.63%, 03/16/2020	600,000	589,590
1.63%, 08/14/2020	500,000	488,465
1.75%, 05/15/2020	1,130,000	1,109,965
1.88%, 02/10/2025	1,332,000	1,233,392
2.00%, 12/15/2022	400,000	383,156
2.13%, 10/15/2021	305,000	297,110
2.25%, 03/15/2022 (a)	427,000	415,791
2.25%, 08/15/2022 (a)	1,785,000	1,732,146
2.38%, 06/15/2022 (a)	956,000	933,056
2.50%, 04/15/2021	200,000	197,654
2.50%, 03/15/2023	194,000	189,134
2.50%, 10/15/2024	700,000	675,017
3.25%, 01/29/2024	476,000	478,761
4.00%, 02/16/2021	400,000	409,292
4.88%, 02/15/2036 (a)	100,000	120,910
Series GMTN, 2.38%, 05/13/2021	300,000	295,356
Series GMTN, 2.88%, 08/15/2023	800,000	791,344
Inter-American Development Bank:
1.38%, 07/15/2020	400,000	389,444
1.75%, 10/15/2019	100,000	98,989
1.88%, 03/15/2021	885,000	861,963
2.13%, 11/09/2020	250,000	245,865
2.13%, 01/15/2025	375,000	353,415
2.38%, 07/07/2027	240,000	224,998
3.00%, 10/04/2023	325,000	323,557
3.00%, 02/21/2024	479,000	476,169
4.38%, 01/24/2044	125,000	145,159
Series GDP, 1.25%, 10/15/2019	365,000	359,401
Series GMTN, 1.63%, 05/12/2020	1,035,000	1,014,797
Series GMTN, 1.75%, 04/14/2022	1,820,000	1,741,121
Series GMTN, 1.75%, 09/14/2022	650,000	618,345
Series GMTN, 2.63%, 04/19/2021	310,000	307,294
Security Description	Principal Amount	Value
Series GMTN, 3.88%, 10/28/2041	$ 191,000	$ 205,004
International Bank for Reconstruction & Development:
1.75%, 04/19/2023	250,000	236,258
1.88%, 10/07/2019	435,000	431,350
2.00%, 01/26/2022	915,000	885,583
2.13%, 11/01/2020	200,000	196,806
2.13%, 02/13/2023	565,000	543,694
Series GDIF, 1.13%, 11/27/2019	500,000	490,710
Series GDIF, 1.38%, 03/30/2020	1,073,000	1,049,888
Series GDIF, 1.38%, 05/24/2021	725,000	695,790
Series GDIF, 1.38%, 09/20/2021	200,000	190,862
Series GDIF, 1.63%, 09/04/2020	730,000	712,626
Series GDIF, 1.63%, 03/09/2021	565,000	547,344
Series GDIF, 1.63%, 02/10/2022	50,000	47,768
Series GDIF, 1.88%, 04/21/2020	1,625,000	1,600,787
Series GDIF, 2.13%, 03/03/2025	350,000	329,840
Series GDIF, 2.25%, 06/24/2021	835,000	819,168
Series GDIF, 2.50%, 11/25/2024	100,000	96,619
Series GDIF, 2.50%, 07/29/2025	695,000	667,881
Series GMTN, 4.75%, 02/15/2035	850,000	1,011,449
International Finance Corp.:
Series GMTN, 1.13%, 07/20/2021	340,000	323,102
Series GMTN, 1.63%, 07/16/2020	835,000	816,563
Series GMTN, 2.88%, 07/31/2023	160,000	158,560
Nordic Investment Bank:
2.25%, 02/01/2021	260,000	255,710
2.25%, 09/30/2021	150,000	146,589
2.50%, 04/28/2020	500,000	497,030
		43,680,088
SWEDEN — 0.1% (c)
Svensk Exportkredit AB:
1.75%, 05/18/2020	250,000	245,178
Series GMTN, 1.75%, 08/28/2020	1,075,000	1,050,533
Series GMTN, 2.38%, 03/09/2022	100,000	97,548

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.75%, 10/07/2020	$ 200,000	$ 199,066
		1,592,325
UNITED STATES — 0.0% (c)
Iraq Government AID Bond 2.15%, 1/18/2022	830,000	807,424
Ukraine Government AID Bonds:
1.47%, 09/29/2021	200,000	191,408
1.85%, 05/29/2020	376,000	369,461
		1,368,293
URUGUAY — 0.1% (c)
Uruguay Government International Bond:
4.13%, 11/20/2045	150,000	138,579
4.38%, 10/27/2027	200,000	203,466
4.50%, 08/14/2024	395,000	406,894
4.98%, 04/20/2055	85,000	84,958
5.10%, 06/18/2050	356,000	363,280
7.63%, 03/21/2036	200,000	268,934
		1,466,111
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $111,057,121)		108,865,728
U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.8%
Federal Home Loan Bank:
1.13%, 7/14/2021	1,400,000	1,333,920
1.38%, 11/15/2019	400,000	394,128
1.38%, 2/18/2021	500,000	482,830
1.50%, 10/21/2019	1,470,000	1,452,228
1.75%, 6/12/2020	275,000	270,193
1.80%, 8/28/2020	400,000	391,004
1.88%, 3/13/2020	600,000	591,990
1.88%, 11/29/2021	250,000	242,138
2.13%, 3/10/2023	205,000	197,351
2.38%, 12/13/2019	800,000	796,736
2.38%, 3/30/2020	1,650,000	1,640,496
2.63%, 10/1/2020 (a)	1,000,000	995,140
5.50%, 7/15/2036	1,240,000	1,572,828
1.38%, 9/28/2020	250,000	242,928
Federal Home Loan Mortgage Corp.:
1.13%, 8/12/2021	45,000	42,792
1.25%, 10/2/2019	230,000	226,817
1.38%, 4/20/2020	1,400,000	1,369,998
1.38%, 5/1/2020 (a)	725,000	709,144
1.50%, 1/17/2020	1,750,000	1,722,402
1.63%, 9/29/2020	1,000,000	976,560
2.38%, 1/13/2022	2,270,000	2,230,025
2.50%, 9/1/2028	239,502	233,413
2.50%, 10/1/2029	625,171	606,257
2.50%, 1/1/2031	748,612	724,384
2.50%, 5/1/2031	2,323,126	2,242,141
Security Description	Principal Amount	Value
2.50%, 6/1/2031	$ 890,912	$ 859,854
2.50%, 11/1/2032	2,219,305	2,140,879
2.50%, 12/1/2032	1,717,106	1,656,427
2.50%, 2/1/2033	3,538,330	3,413,293
3.00%, 11/1/2027	2,618,072	2,592,300
3.00%, 2/1/2029	429,699	425,093
3.00%, 7/1/2029	439,031	433,988
3.00%, 9/1/2029	696,213	688,216
3.00%, 4/1/2030	660,366	651,814
3.00%, 12/1/2030	1,666,658	1,645,073
3.00%, 5/1/2031	1,351,071	1,332,345
3.00%, 9/1/2032	4,009,356	3,952,254
3.00%, 5/1/2035	3,499,815	3,416,532
3.00%, 7/1/2035	680,466	664,274
3.00%, 4/1/2036	1,426,322	1,389,899
3.00%, 3/1/2043	1,080,247	1,042,398
3.00% 4/1/2043	1,989,039	1,919,349
3.00% 7/1/2043	722,079	696,779
3.00%, 8/1/2043	320,326	309,102
3.00%, 9/1/2043	395,728	381,863
3.00%, 10/1/2043	326,671	315,226
3.00%, 6/1/2045	1,450,012	1,392,086
3.00% 8/1/2045	4,022,569	3,871,935
3.00%, 4/1/2046	2,514,856	2,409,354
3.00%, 9/1/2046	1,691,134	1,620,189
3.00%, 11/1/2046	1,605,530	1,538,176
3.00% 12/1/2046	6,694,876	6,414,017
3.00%, 2/1/2047	4,351,711	4,169,151
3.00%, 12/1/2047	11,813,595	11,309,151
3.00%, 1/1/2048	3,179,556	3,043,788
3.00%, 2/1/2048	7,221,240	6,912,891
3.50%, 5/1/2026	638,650	642,788
3.50%, 1/1/2029	151,572	152,757
3.50%, 11/1/2029	476,605	480,233
3.50%, 2/1/2030	284,841	287,009
3.50%, 3/1/2032	540,576	542,174
3.50%, 6/1/2033	1,916,271	1,926,156
3.50%, 3/1/2038	1,917,155	1,907,309
3.50%, 5/1/2043	301,859	299,142
3.50% 8/1/2043	1,627,446	1,612,796
3.50%, 6/1/2044	428,158	423,249
3.50%, 8/1/2044	837,273	827,674
3.50%, 10/1/2044	485,587	480,020
3.50%, 11/1/2044	769,264	760,445
3.50%, 12/1/2044	793,912	784,810
3.50%, 1/1/2045	782,234	773,266
3.50%, 2/1/2045	1,071,174	1,058,893
3.50% 7/1/2045	1,799,064	1,776,245
3.50%, 10/1/2045	1,052,594	1,039,243
3.50% 12/1/2045	1,591,904	1,571,713
3.50%, 3/1/2046	2,266,815	2,236,856
3.50%, 5/1/2046	1,051,679	1,037,780
3.50%, 8/1/2046	5,521,119	5,451,090
3.50%, 12/1/2046	1,464,628	1,445,271
3.50%, 4/1/2047	217,559	214,259
3.50%, 9/1/2047	10,246,566	10,091,106
3.50%, 10/1/2047	1,407,387	1,386,034

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 11/1/2047	$ 518,068	$ 510,208
3.50%, 12/1/2047	1,231,248	1,212,567
3.50%, 1/1/2048	3,137,255	3,089,656
3.50%, 2/1/2048	8,508,068	8,378,984
3.50%, 5/1/2048	6,962,953	6,856,795
3.50%, 6/1/2048	4,919,255	4,844,341
3.50%, 7/1/2048	987,050	972,001
3.85%, 6/25/2028	1,000,000	1,017,633
4.00%, 4/1/2019	784	784
4.00%, 4/1/2024	60,994	62,241
4.00%, 5/1/2025	46,767	47,739
4.00%, 6/1/2025	103,075	105,218
4.00%, 8/1/2025	28,015	28,597
4.00%, 9/1/2025	23,763	24,264
4.00%, 6/1/2026	255,004	260,447
4.00%, 10/1/2040	281,597	287,100
4.00%, 12/1/2041	877,770	894,415
4.00%, 4/1/2042	608,035	619,565
4.00%, 6/1/2042	1,222,637	1,244,715
4.00% 5/1/2044	761,984	773,714
4.00%, 7/1/2044	1,156,230	1,174,029
4.00%, 12/1/2044	400,838	407,009
4.00%, 4/1/2045	919,080	930,835
4.00%, 10/1/2045	1,403,615	1,421,567
4.00%, 1/1/2046	1,009,718	1,022,632
4.00%, 3/1/2046	694,737	706,804
4.00%, 9/1/2047	815,969	824,817
4.00%, 12/1/2047	1,871,845	1,891,450
4.00%, 1/1/2048	2,934,807	2,966,630
4.00%, 4/1/2048	4,857,212	4,910,147
4.00% 5/1/2048	9,266,380	9,363,126
4.00%, 7/1/2048	8,034,108	8,117,005
4.50%, 5/1/2019	15,616	15,660
4.50%, 9/1/2024	191	191
4.50%, 10/1/2024	50,986	51,926
4.50%, 2/1/2039	2,615	2,724
4.50%, 6/1/2039	208,709	217,400
4.50%, 12/1/2039	161,743	168,479
4.50%, 6/1/2040	4,299	4,481
4.50%, 12/1/2040	618,111	644,272
4.50%, 4/1/2041	8,835	9,201
4.50%, 7/1/2041	435,787	453,826
4.50%, 8/1/2041	30,564	31,829
4.50%, 9/1/2041	167,004	173,917
4.50%, 10/1/2041	1,200,845	1,251,670
4.50%, 10/1/2043	18,419	19,129
4.50%, 8/1/2044	24,382	25,289
4.50%, 9/1/2044	528,228	547,885
4.50%, 4/1/2047	296,605	306,510
4.50%, 10/1/2047	260,112	268,798
4.50%, 12/1/2047	804,112	830,965
4.50% 1/1/2048	2,854,509	2,949,835
4.50%, 7/1/2048	4,047,649	4,181,230
5.00%, 11/1/2035	22,190	23,592
5.00% 12/1/2036	4,255	4,521
5.00% 2/1/2038	316,554	335,459
5.00% 3/1/2038	215,119	227,952
Security Description	Principal Amount	Value
5.00%, 6/1/2038	$ 54,425	$ 57,729
5.00% 11/1/2038	443,849	470,219
5.00%, 1/1/2039	64,668	68,593
5.00%, 2/1/2039	148,877	157,913
5.00%, 3/1/2039	473,321	502,671
5.00%, 10/1/2039	44,249	46,935
5.00%, 7/1/2048	4,394,856	4,620,098
5.50%, 2/1/2022	4,221	4,332
5.50%, 11/1/2026	49,014	52,192
5.50%, 6/1/2027	13,095	13,945
5.50%, 4/1/2028	21,219	22,610
5.50%, 7/1/2028	30,336	32,325
5.50%, 7/1/2033	2,997	3,227
5.50% 1/1/2037	144,580	156,164
5.50%, 9/1/2037	1,542	1,671
5.50%, 11/1/2037	8,406	9,108
5.50%, 1/1/2038	70,904	76,825
5.50%, 4/1/2038	252,481	273,844
5.50% 7/1/2038	354,113	384,076
5.50%, 10/1/2038	6,527	7,079
5.50%, 11/1/2038	7,962	8,636
6.00%, 8/1/2031	9,331	10,104
6.00%, 3/1/2036	11,335	12,369
6.00%, 8/1/2036	67,200	73,261
6.00%, 1/1/2037	6,572	7,154
6.00%, 12/1/2037	6,118	6,663
6.00%, 10/1/2038	5,957	6,356
6.00%, 3/1/2040	4,910	5,357
6.00%, 5/1/2040	668,113	728,266
6.25%, 7/15/2032	1,855,000	2,438,360
6.50%, 11/1/2037	69,681	76,444
6.50%, 2/1/2038	10,210	10,825
6.50%, 9/1/2038	178,121	196,657
6.50%, 9/1/2039	93,669	103,562
6.75%, 3/15/2031	431,000	577,096
TBA, 3.00%, 10/16/2033 (g)	5,975,000	5,886,433
TBA, 3.00%, 10/11/2048 (g)	300,000	287,019
TBA, 3.50%, 10/16/2033 (g)	4,400,000	4,420,152
TBA, 3.50%, 10/11/2048 (g)	7,225,000	7,110,968
TBA, 4.00%, 10/11/2048 (g)	8,500,000	8,582,875
TBA, 4.50%, 10/11/2048 (g)	4,675,000	4,825,114
Series GDIF, 6.75%, 9/15/2029	185,000	242,139
Series GMTN, 1.88%, 11/17/2020	150,000	146,991
Series K005, Class A3, 4.49%, 11/25/2019	1,000,000	1,011,297
Series K015, Class A2, 3.23%, 7/25/2021	1,000,000	1,000,962
Series K025, Class A1, 1.88%, 4/25/2022	394,558	384,839
Series K029, Class A1, 2.84%, 10/25/2022	335,018	332,870
Series K037, Class A2, 3.49%, 1/25/2024	1,000,000	1,008,886
Series K040, Class A2, 3.24%, 9/25/2024	700,000	696,760

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series K041, Class A2, 3.17%, 10/25/2024	$ 750,000	$ 743,459
Series K049, Class A2, 3.01%, 7/25/2025	350,000	342,228
Series K053, Class A2, 3.00%, 12/25/2025	350,000	340,810
Series K055, Class A2, 2.67%, 3/25/2026	1,000,000	949,783
Series K064, Class A2, 3.22%, 3/25/2027	800,000	782,688
Series K067, Class AM, 3.28%, 8/25/2027	500,000	485,975
Series K069, Class A2, 3.19%, 9/25/2027 (d)	1,500,000	1,455,769
Series K072, Class A2, 3.44%, 12/25/2027	1,800,000	1,778,516
Series K723, Class A2, 2.45%, 8/25/2023	650,000	626,484
Series K730, Class A2, 3.59%, 1/25/2025	1,000,000	1,012,517
Series K079, Class A2, 3.93%, 6/25/2028	1,150,000	1,177,044
Series K030, Class A2, VRN, 3.25%, 4/25/2023 (d)	1,000,000	1,000,225
Federal National Mortgage Association:
Zero Coupon, 10/9/2019	300,000	291,645
1.00%, 10/24/2019	700,000	687,638
1.25%, 5/6/2021	450,000	431,789
1.25%, 8/17/2021	89,000	85,007
1.38%, 2/26/2021	881,000	850,376
1.50%, 6/22/2020	2,325,000	2,274,803
1.50%, 11/30/2020	150,000	145,776
1.63%, 1/21/2020	2,620,000	2,580,831
1.88%, 12/28/2020	250,000	244,758
1.88%, 4/5/2022	150,000	144,675
1.88%, 9/24/2026 (a)	550,000	499,274
2.00%, 1/5/2022	1,350,000	1,310,688
2.00%, 10/5/2022	1,200,000	1,155,624
2.13%, 4/24/2026	424,000	394,833
2.50%, 7/1/2028	723,938	705,852
2.50% 8/1/2028	1,069,371	1,042,656
2.50%, 10/1/2028	493,515	481,185
2.50%, 3/1/2029	1,829,620	1,784,811
2.50%, 2/1/2030	814,121	789,856
2.50%, 5/1/2030	1,220,211	1,181,231
2.50%, 7/1/2030	425,685	412,086
2.50%, 2/1/2031	1,437,309	1,391,393
2.50%, 8/1/2031	3,450,053	3,331,321
2.50%, 12/1/2032	2,727,064	2,631,887
2.50%, 1/1/2033	4,044,572	3,903,413
2.50%, 10/1/2042	448,217	419,211
2.63%, 9/6/2024	2,840,000	2,771,016
2.75%, 6/22/2021 (a)	1,000,000	995,320
3.00%, 8/1/2027	436,227	433,428
3.00%, 11/1/2028	845,370	838,179
3.00%, 6/1/2029	234,474	232,300
3.00% 8/1/2029	1,174,671	1,163,782
Security Description	Principal Amount	Value
3.00%, 9/1/2029	$ 457,932	$ 453,687
3.00%, 6/1/2030	730,990	723,147
3.00%, 9/1/2030	123,409	122,084
3.00%, 11/1/2030	278,439	275,452
3.00%, 12/1/2030	1,009,799	998,964
3.00%, 6/1/2032	6,096,759	6,023,541
3.00%, 10/1/2032	1,765,896	1,744,689
3.00%, 1/1/2033	1,220,049	1,205,397
3.00%, 2/1/2033	2,780,522	2,747,131
3.00%, 2/1/2035	489,128	481,118
3.00%, 3/1/2035	396,248	386,857
3.00%, 2/1/2036	1,034,470	1,009,954
3.00%, 1/1/2037	2,587,468	2,521,538
3.00%, 9/1/2037	639,912	620,893
3.00%, 1/1/2038	3,828,420	3,714,635
3.00%, 12/1/2042	609,187	587,939
3.00%, 1/1/2043	1,143,464	1,103,582
3.00%, 3/1/2043	1,270,674	1,226,236
3.00%, 4/1/2043	313,829	302,854
3.00% 5/1/2043	3,403,374	3,284,352
3.00% 6/1/2043	2,386,502	2,303,042
3.00% 7/1/2043	2,193,548	2,116,835
3.00%, 8/1/2043	972,334	938,421
3.00%, 2/1/2044	9,648,062	9,310,653
3.00%, 5/1/2045	8,021,077	7,740,566
3.00%, 9/1/2045	1,093,809	1,050,194
3.00% 11/1/2045	2,517,144	2,416,775
3.00%, 5/1/2046	2,519,222	2,413,667
3.00%, 8/1/2046	2,769,075	2,653,052
3.00%, 9/1/2046	2,662,169	2,550,625
3.00%, 10/1/2046	974,648	933,810
3.00%, 11/1/2046	5,653,444	5,455,734
3.00% 1/1/2047	7,737,841	7,413,627
3.00%, 7/1/2047	6,451,383	6,181,071
3.00%, 2/1/2048	8,583,248	8,217,149
3.50%, 10/1/2025	164,152	165,337
3.50%, 11/1/2025	186,924	188,274
3.50%, 3/1/2026	117,331	118,129
3.50%, 1/1/2027	622,972	627,471
3.50%, 5/1/2029	232,933	234,781
3.50%, 1/1/2030	403,324	406,523
3.50%, 6/1/2033	4,003,932	4,025,910
3.50%, 6/1/2034	876,957	876,344
3.50%, 7/1/2034	1,639,918	1,638,773
3.50%, 2/1/2037	834,337	832,413
3.50%, 4/1/2038	3,485,747	3,465,938
3.50%, 12/1/2040	933,453	927,903
3.50%, 5/1/2042	1,894,739	1,879,971
3.50%, 8/1/2042	718,806	713,204
3.50%, 10/1/2042	714,271	708,704
3.50%, 1/1/2043	266,928	264,848
3.50%, 5/1/2043	252,284	249,967
3.50%, 7/1/2043	937,423	928,814
3.50%, 1/1/2044	937,387	928,779
3.50%, 10/1/2044	674,066	666,217
3.50% 1/1/2045	1,152,340	1,138,922
3.50%, 2/1/2045	13,484,048	13,378,952

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 4/1/2045	$ 1,312,524	$ 1,295,630
3.50% 8/1/2045	2,738,524	2,703,275
3.50% 11/1/2045	7,891,288	7,789,715
3.50% 12/1/2045	5,987,215	5,910,150
3.50%, 1/1/2046	2,053,874	2,027,437
3.50% 2/1/2046	6,659,448	6,572,539
3.50%, 7/1/2047	3,737,422	3,703,099
3.50%, 10/1/2047	930,267	915,985
3.50%, 11/1/2047	7,520,221	7,404,760
3.50%, 1/1/2048	7,629,660	7,512,519
3.50% 2/1/2048	13,455,695	13,250,914
3.50%, 6/1/2048	7,015,094	6,906,867
3.50%, 8/1/2048	991,613	976,315
3.50%, 9/1/2048	2,994,968	2,949,004
4.00%, 1/1/2020	461	463
4.00%, 4/1/2024	95,045	96,996
4.00%, 1/1/2025	98,236	100,253
4.00%, 3/1/2026	69,363	70,847
4.00%, 12/1/2034	497,362	508,016
4.00%, 3/1/2037	1,556,764	1,586,045
4.00%, 3/1/2038	1,911,102	1,946,804
4.00% 12/1/2040	1,305,655	1,331,146
4.00%, 3/1/2041	984,194	1,002,830
4.00%, 12/1/2041	1,074,315	1,094,657
4.00%, 2/1/2042	243,697	248,312
4.00%, 10/1/2043	720,380	732,868
4.00%, 12/1/2043	98,610	100,319
4.00%, 5/1/2044	2,168,751	2,211,093
4.00%, 6/1/2044	684,342	694,852
4.00% 7/1/2044	700,207	710,960
4.00%, 9/1/2044	566,567	575,268
4.00% 10/1/2044	882,934	896,494
4.00%, 12/1/2044	766,338	778,107
4.00%, 1/1/2045	1,869,011	1,901,411
4.00%, 3/1/2045	631,353	639,412
4.00%, 5/1/2045	1,033,858	1,047,055
4.00%, 7/1/2045	1,015,481	1,028,444
4.00%, 9/1/2045	1,469,462	1,488,220
4.00%, 12/1/2045	902,942	914,468
4.00%, 4/1/2046	1,220,633	1,235,213
4.00%, 11/1/2046	798,162	807,756
4.00%, 7/1/2047	431,290	435,797
4.00%, 8/1/2047	1,771,993	1,790,510
4.00%, 12/1/2047	16,715,853	16,890,529
4.00%, 1/1/2048	6,370,138	6,436,704
4.00%, 2/1/2048	2,838,372	2,868,032
4.00%, 5/1/2048	486,222	491,224
4.00%, 6/1/2048	6,828,875	6,899,128
4.00%, 7/1/2048	3,736,171	3,776,773
4.00%, 8/1/2048	7,199,366	7,273,431
4.50% 4/1/2023	209,922	214,371
4.50%, 8/1/2023	305	309
4.50%, 4/1/2031	270,884	282,194
4.50%, 4/1/2039	591,186	615,423
4.50%, 4/1/2040	543,896	566,570
4.50%, 10/1/2040	332,390	346,247
4.50%, 2/1/2041	683,829	711,682
Security Description	Principal Amount	Value
4.50%, 5/1/2041	$ 345,324	$ 359,720
4.50%, 1/1/2042	1,161,854	1,209,178
4.50%, 9/1/2043	251,643	261,172
4.50% 12/1/2043	774,096	803,409
4.50%, 1/1/2044	200,662	208,261
4.50%, 2/1/2044	349,606	362,845
4.50% 6/1/2044	944,222	979,696
4.50%, 3/1/2046	1,373,745	1,431,014
4.50%, 9/1/2047	498,935	515,282
4.50%, 11/1/2047	3,618,778	3,737,347
4.50%, 4/1/2048	2,070,603	2,137,624
4.50%, 8/1/2048	8,137,863	8,403,095
5.00%, 7/1/2035	521,377	554,293
5.00%, 7/1/2040	246,593	262,097
5.00%, 1/1/2042	753,093	800,443
5.00%, 3/1/2042	668,036	710,038
5.00%, 12/1/2043	168,227	178,412
5.00%, 7/1/2044	534,931	562,222
5.00%, 6/1/2048	2,915,681	3,066,074
5.00%, 9/1/2048	3,775,822	3,970,752
5.50%, 7/1/2035	227,148	245,968
5.50% 6/1/2038	93,274	101,425
5.50%, 12/1/2038	237,460	257,924
5.50%, 12/1/2039	386,419	420,184
5.50%, 4/1/2040	354,571	385,714
5.50%, 9/1/2040	32,333	35,158
5.50%, 7/1/2041	422,845	457,922
5.50%, 5/1/2044	5,132,659	5,557,921
6.00%, 2/1/2037	227,816	248,686
6.00%, 10/1/2039	301,728	329,356
6.00%, 4/1/2040	415,729	453,579
6.25%, 5/15/2029	80,000	100,772
6.63%, 11/15/2030	1,960,000	2,594,021
7.13%, 1/15/2030	325,000	438,939
7.25%, 5/15/2030	735,000	1,007,450
TBA, 3.00%, 10/16/2033	7,450,000	7,356,525
TBA, 3.00%, 10/1/2048	500,000	478,403
TBA, 3.50%, 10/16/2033	5,850,000	5,878,782
TBA, 3.50%, 10/11/2048	6,250,000	6,150,275
TBA, 4.00%, 10/1/2033	1,000,000	1,019,840
TBA, 4.00%, 10/11/2048	9,600,000	9,693,408
TBA, 4.50%, 10/11/2048	5,350,000	5,518,311
TBA, 5.00%, 10/11/2048	1,000,000	1,049,760
Series 2011-M4, Class A2, 3.73%, 6/25/2021	937,373	949,405
Series 2013-M12, Class APT, 2.48%, 3/25/2023 (d)	648,933	627,902
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (d)	400,000	403,114
Series 2016-M4, Class AL, 3.27%, 1/25/2039	277,812	263,895
Series 2017-M8, Class A1, 2.65%, 5/25/2027	345,543	336,835
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (d)	600,000	575,865
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (d)	750,000	709,290
TBA, 1.50%, 2/28/2020	1,030,000	1,012,191

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 2013-M14, Class APT, VRN, 2.60%, 4/25/2023 (d)	$ 726,543	$ 706,480
Series 2014-M2, Class A2, VRN, 3.51%, 12/25/2023 (d)	888,000	895,523
Series 2017-M15, Class ATS2, VRN, 3.20%, 11/25/2027 (d)	700,000	673,347
Series 2018-M1, Class A2, VRN, 3.09%, 12/25/2027 (d)	130,000	123,911
Series 2018-M5, Class A2, VRN, 3.56%, 9/25/2021 (d)	278,510	280,699
Government National Mortgage Association:
3.00% 12/15/2042	829,237	809,544
3.00% 12/20/2042	1,515,459	1,483,128
3.00%, 2/20/2043	1,403,742	1,373,793
3.00%, 4/20/2043	1,372,218	1,339,008
3.00%, 6/20/2043	944,607	921,746
3.00%, 12/20/2044	495,585	482,932
3.00%, 3/20/2045	562,389	547,181
3.00%, 4/20/2045	858,995	835,767
3.00%, 8/20/2045	1,211,422	1,178,663
3.00%, 1/20/2046	681,655	663,221
3.00%, 4/20/2046	1,359,721	1,320,331
3.00%, 5/20/2046	2,947,893	2,862,496
3.00%, 10/20/2046	9,234,174	8,966,671
3.00%, 11/20/2046	1,452,000	1,409,937
3.00%, 1/20/2047	2,508,748	2,436,073
3.00%, 6/20/2047	885,370	858,010
3.00%, 7/20/2047	7,950,707	7,705,011
3.00%, 10/20/2047	5,586,912	5,414,263
3.00%, 12/20/2047	3,234,215	3,134,270
3.00%, 1/20/2048	2,419,882	2,345,101
3.00%, 2/20/2048	3,413,275	3,307,797
3.00%, 3/20/2048	13,192,427	12,784,750
3.50%, 2/15/2042	882,630	882,988
3.50%, 6/20/2042	843,130	844,609
3.50%, 4/15/2043	216,226	215,636
3.50%, 4/20/2043	847,723	849,210
3.50%, 7/20/2043	2,103,654	2,106,951
3.50%, 10/20/2043	408,470	409,110
3.50%, 12/20/2043	182,174	182,459
3.50%, 1/20/2044	373,088	373,673
3.50%, 3/20/2044	352,796	352,440
3.50%, 10/20/2044	693,635	692,936
3.50%, 12/20/2044	530,871	530,336
3.50%, 2/20/2045	409,146	408,734
3.50%, 3/20/2045	491,245	490,270
3.50% 4/20/2045	3,063,647	3,057,568
3.50%, 6/20/2045	770,477	768,948
3.50%, 10/20/2045	8,846,378	8,828,823
3.50%, 11/20/2045	287,501	286,930
3.50%, 3/20/2046	2,420,642	2,412,743
3.50%, 4/20/2046	2,109,098	2,102,216
Security Description	Principal Amount	Value
3.50%, 5/20/2046	$ 2,180,020	$ 2,172,906
3.50%, 10/20/2046	1,318,184	1,313,882
3.50%, 5/20/2047	1,455,487	1,448,049
3.50%, 6/20/2047	881,592	877,087
3.50%, 8/20/2047	1,286,955	1,280,378
3.50%, 9/20/2047	1,395,782	1,388,649
3.50%, 10/20/2047	895,060	890,486
3.50%, 11/20/2047	4,537,679	4,514,490
3.50%, 12/20/2047	6,294,928	6,262,759
3.50%, 1/20/2048	22,522,190	22,407,096
3.50%, 2/20/2048	5,613,818	5,585,130
3.50%, 3/20/2048	5,833,566	5,803,116
3.50%, 4/20/2048	5,871,219	5,840,572
3.50%, 6/20/2048	3,507,451	3,489,143
3.50%, 8/20/2048	2,655,437	2,641,576
4.00%, 4/15/2040	775,958	794,984
4.00%, 6/15/2040	49,395	50,606
4.00%, 3/20/2044	135,309	138,333
4.00%, 4/20/2044	202,873	207,407
4.00%, 6/20/2044	290,279	296,766
4.00%, 8/20/2044	302,910	309,679
4.00%, 9/20/2044	301,172	307,902
4.00%, 10/20/2044	276,047	282,215
4.00%, 12/20/2044	674,911	689,994
4.00%, 2/20/2045	479,426	490,139
4.00%, 5/15/2045	712,333	727,926
4.00%, 8/20/2045	490,849	501,601
4.00%, 9/20/2045	761,189	777,864
4.00%, 10/20/2045	704,622	720,057
4.00%, 11/20/2045	2,519,999	2,575,203
4.00%, 5/20/2046	165,241	168,775
4.00%, 3/20/2047	1,666,572	1,702,205
4.00%, 4/20/2047	655,597	667,164
4.00%, 6/20/2047	4,681,200	4,763,792
4.00%, 7/20/2047	1,315,525	1,338,735
4.00%, 8/20/2047	2,087,255	2,124,081
4.00%, 9/20/2047	878,444	893,943
4.00%, 2/20/2048	7,427,864	7,558,917
4.00%, 7/20/2048	1,490,466	1,516,611
4.00%, 8/20/2048	11,698,872	11,904,092
4.50%, 6/15/2039	41,039	42,773
4.50%, 7/15/2039	172,019	179,290
4.50%, 4/15/2040	595,899	621,715
4.50% 6/15/2040	379,082	395,504
4.50%, 3/15/2041	203,427	212,240
4.50%, 6/15/2041	180,364	188,209
4.50%, 9/20/2041	173,911	181,955
4.50%, 12/15/2041	38,091	39,748
4.50%, 1/15/2042	144,065	150,155
4.50%, 10/20/2043	118,009	122,812
4.50%, 4/20/2044	298,179	310,315
4.50%, 11/20/2044	663,956	690,939
4.50%, 12/20/2044	200,704	208,861
4.50%, 8/20/2045	381,768	397,283
4.50%, 9/20/2045	182,665	190,089
4.50%, 10/20/2045	677,344	704,870
4.50%, 4/20/2046	380,572	396,038

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 9/20/2047	$ 458,580	$ 474,498
4.50%, 11/20/2047	2,146,652	2,221,164
4.50%, 12/20/2047	1,900,830	1,966,810
4.50%, 1/20/2048	1,887,460	1,952,976
4.50%, 8/20/2048	3,992,201	4,131,092
5.00%, 12/15/2038	205,802	217,233
5.00% 4/15/2039	424,975	449,293
5.00%, 5/15/2039	58,709	62,069
5.00%, 11/20/2041	1,034,627	1,101,361
5.00%, 5/20/2044	197,060	209,758
5.00%, 11/20/2044	243,663	259,511
5.00%, 1/20/2048	2,213,930	2,309,908
5.00%, 5/20/2048	3,536,299	3,694,952
5.50%, 6/15/2038	278,630	298,045
5.50%, 7/15/2038	319,395	341,744
5.50%, 2/15/2039	52,043	55,787
5.50%, 5/20/2044	309,279	330,863
6.00%, 1/15/2038	34,039	37,055
6.00%, 4/15/2038	92,236	100,732
6.00%, 6/15/2041	141,562	154,298
TBA, 3.00%, 10/18/2048	500,000	484,168
TBA, 3.50%, 10/18/2048	4,625,000	4,597,537
TBA, 4.00%, 10/18/2048	9,650,000	9,810,769
TBA, 4.50%, 10/18/2048	6,700,000	6,923,981
TBA, 5.00%, 10/18/2048	500,000	521,960
Tennessee Valley Authority:
2.88%, 9/15/2024	475,000	467,006
4.63%, 9/15/2060	14,000	16,323
5.25%, 9/15/2039	521,000	636,412
5.88%, 4/1/2036	128,000	164,013
7.13%, 5/1/2030	66,000	88,616
Series A, 2.88%, 2/1/2027	236,000	227,273
Series E, 6.75%, 11/1/2025	115,000	140,200
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $925,373,390)		906,273,173
U.S. TREASURY OBLIGATIONS — 37.6%
Treasury Bonds:
2.25%, 8/15/2046	3,006,000	2,482,237
2.50%, 2/15/2045	3,399,000	2,976,936
2.50%, 2/15/2046	3,681,800	3,214,009
2.50%, 5/15/2046	2,850,000	2,485,957
2.75%, 8/15/2042	5,251,000	4,863,295
2.75%, 11/15/2042	20,982,000	19,418,044
2.75%, 8/15/2047	7,400,000	6,778,270
2.75%, 11/15/2047	13,700,000	12,545,696
2.88%, 5/15/2043	1,900,000	1,796,512
2.88%, 8/15/2045	3,700,000	3,483,812
2.88%, 11/15/2046	2,109,700	1,984,300
3.00%, 11/15/2044	1,464,000	1,413,110
3.00%, 5/15/2045	200,000	192,981
3.00%, 11/15/2045	2,900,000	2,797,409
3.00%, 2/15/2047	6,450,000	6,216,618
3.00%, 5/15/2047	10,200,000	9,826,185
3.00%, 2/15/2048	13,150,000	12,659,372
Security Description	Principal Amount	Value
3.00%, 8/15/2048	$ 6,500,000	$ 6,256,704
3.13%, 11/15/2041	2,518,000	2,492,960
3.13%, 2/15/2042	2,197,000	2,174,543
3.13%, 2/15/2043	1,240,000	1,225,106
3.13%, 8/15/2044	2,078,000	2,051,778
3.13%, 5/15/2048	10,000,000	9,869,434
3.38%, 5/15/2044	2,164,000	2,231,318
3.50%, 2/15/2039	700,000	737,534
3.63%, 8/15/2043	3,950,000	4,238,480
3.63%, 2/15/2044	1,940,000	2,083,926
3.75%, 8/15/2041	150,000	163,714
3.75%, 11/15/2043	3,762,000	4,119,594
3.88%, 8/15/2040	150,000	166,535
4.25%, 11/15/2040	400,000	468,048
4.38%, 2/15/2038	2,235,000	2,637,708
4.38%, 11/15/2039	500,000	593,406
4.38%, 5/15/2040	4,350,000	5,168,540
4.38%, 5/15/2041	1,500,000	1,788,012
4.50%, 2/15/2036	850,000	1,008,641
4.50%, 5/15/2038	5,000,000	5,999,910
4.63%, 2/15/2040	21,470,000	26,329,617
4.75%, 2/15/2037	546,000	670,703
4.75%, 2/15/2041	5,400,000	6,756,821
5.25%, 11/15/2028	700,000	832,626
5.25%, 2/15/2029	250,000	298,456
5.38%, 2/15/2031	1,652,000	2,041,565
5.50%, 8/15/2028	452,000	545,603
6.13%, 11/15/2027	686,000	853,442
6.25%, 8/15/2023	300,000	344,929
6.50%, 11/15/2026	1,054,000	1,317,389
6.88%, 8/15/2025	50,000	61,964
7.13%, 2/15/2023	800,000	936,726
7.50%, 11/15/2024	6,100,000	7,631,901
7.88%, 2/15/2021	172,000	191,703
8.75%, 5/15/2020	38,000	41,618
8.75%, 8/15/2020	345,000	382,004
Treasury Notes:
1.00%, 10/15/2019	2,100,000	2,064,307
1.00%, 11/15/2019	650,000	637,959
1.00%, 11/30/2019	250,000	245,165
1.13%, 12/31/2019	250,000	245,164
1.13%, 4/30/2020	400,000	389,846
1.13%, 2/28/2021	6,700,000	6,430,990
1.13%, 6/30/2021	400,000	381,689
1.13%, 9/30/2021	999,600	949,395
1.25%, 1/31/2020	7,750,000	7,600,974
1.25%, 2/29/2020	1,080,000	1,057,666
1.25%, 3/31/2021	4,105,600	3,947,672
1.25%, 10/31/2021	1,950,000	1,856,272
1.38%, 1/15/2020	7,850,000	7,717,174
1.38%, 1/31/2020	16,850,000	16,553,972
1.38%, 2/15/2020	9,100,000	8,933,606
1.38%, 2/29/2020	7,590,000	7,446,489
1.38%, 3/31/2020	3,650,000	3,576,296
1.38%, 4/30/2020	1,015,000	993,127
1.38%, 5/31/2020	400,000	390,846
1.38%, 8/31/2020	4,905,000	4,774,141

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
1.38%, 9/15/2020	$ 5,850,000	$ 5,690,694
1.38%, 1/31/2021	1,000,000	966,843
1.38%, 4/30/2021	3,624,000	3,490,950
1.38%, 5/31/2021	600,000	577,138
1.38%, 6/30/2023	4,000,000	3,723,586
1.38%, 8/31/2023	2,600,000	2,413,741
1.50%, 10/31/2019	1,000,000	987,489
1.50%, 11/30/2019	2,709,000	2,671,977
1.50%, 4/15/2020	2,600,000	2,550,728
1.50%, 5/15/2020	3,100,000	3,037,540
1.50%, 6/15/2020	3,100,000	3,034,017
1.50%, 7/15/2020	10,850,000	10,604,562
1.50%, 8/15/2020	7,125,000	6,956,579
1.50%, 1/31/2022	850,000	812,356
1.50%, 2/28/2023	23,770,000	22,360,764
1.50%, 3/31/2023	1,796,000	1,687,768
1.50%, 8/15/2026	2,392,000	2,135,994
1.63%, 12/31/2019	2,700,000	2,664,122
1.63%, 3/15/2020	2,100,000	2,066,692
1.63%, 7/31/2020	250,000	244,735
1.63%, 10/15/2020	9,150,000	8,932,687
1.63%, 11/30/2020	2,000,000	1,949,282
1.63%, 8/15/2022	1,972,000	1,878,566
1.63%, 8/31/2022	9,000,000	8,569,612
1.63%, 11/15/2022	3,964,000	3,763,506
1.63%, 4/30/2023	1,100,000	1,038,254
1.63%, 5/31/2023	884,000	833,578
1.63%, 10/31/2023	4,730,000	4,435,065
1.63%, 2/15/2026	4,450,000	4,039,044
1.63%, 5/15/2026	300,000	271,422
1.75%, 10/31/2020	1,900,000	1,858,641
1.75%, 11/15/2020	9,825,000	9,606,558
1.75%, 12/31/2020	1,000,000	976,327
1.75%, 3/31/2022	500,000	480,842
1.75%, 5/15/2022	3,432,000	3,295,023
1.75%, 5/31/2022	3,650,000	3,502,840
1.75%, 6/30/2022	8,450,000	8,102,468
1.75%, 9/30/2022	2,470,000	2,360,487
1.75%, 1/31/2023	2,100,000	1,998,772
1.75%, 5/15/2023	3,610,000	3,424,487
1.88%, 12/31/2019	12,100,000	11,977,170
1.88%, 12/15/2020	20,400,000	19,981,596
1.88%, 1/31/2022	5,399,600	5,223,691
1.88%, 2/28/2022	3,750,000	3,625,067
1.88%, 3/31/2022	2,600,000	2,511,048
1.88%, 4/30/2022	4,850,000	4,679,896
1.88%, 7/31/2022	8,200,000	7,890,556
1.88%, 8/31/2022	2,330,000	2,239,795
1.88%, 9/30/2022	14,900,000	14,310,324
1.88%, 10/31/2022	47,000	45,102
1.88%, 8/31/2024	2,150,000	2,021,914
2.00%, 1/31/2020	23,650,000	23,427,432
2.00%, 7/31/2020	634,000	624,955
2.00%, 9/30/2020	400,000	393,626
2.00%, 11/30/2020	3,300,000	3,242,108
2.00%, 1/15/2021	12,900,000	12,658,566
2.00%, 2/28/2021	518,000	507,685
Security Description	Principal Amount	Value
2.00%, 5/31/2021	$ 300,000	$ 293,352
2.00%, 8/31/2021	1,913,600	1,866,998
2.00%, 10/31/2021	2,800,000	2,727,280
2.00%, 11/15/2021	1,103,800	1,074,684
2.00%, 12/31/2021	2,775,000	2,698,054
2.00%, 2/15/2022	780,000	757,536
2.00%, 10/31/2022	34,400,000	33,174,500
2.00%, 11/30/2022	5,045,000	4,861,160
2.00%, 2/15/2023	9,040,000	8,693,701
2.00%, 2/15/2025	456,000	429,570
2.00%, 8/15/2025	200,000	187,448
2.13%, 8/31/2020	994,000	981,177
2.13%, 1/31/2021	650,000	639,387
2.13%, 6/30/2021	1,000,000	980,418
2.13%, 8/15/2021	3,201,600	3,135,346
2.13%, 9/30/2021	475,000	464,683
2.13%, 12/31/2021	809,800	790,528
2.13%, 6/30/2022	500,000	486,012
2.13%, 12/31/2022	3,000,000	2,902,890
2.13%, 11/30/2023	2,000,000	1,920,627
2.13%, 2/29/2024	4,000,000	3,832,567
2.13%, 7/31/2024	2,600,000	2,481,261
2.13%, 9/30/2024	1,550,000	1,477,119
2.13%, 11/30/2024	7,000,000	6,660,330
2.13%, 5/15/2025	4,549,000	4,308,446
2.25%, 2/29/2020	12,400,000	12,315,750
2.25%, 3/31/2020	13,100,000	13,003,251
2.25%, 2/15/2021	7,400,000	7,297,664
2.25%, 3/31/2021	21,483,600	21,169,783
2.25%, 4/30/2021	1,000,000	984,877
2.25%, 7/31/2021	800,000	786,403
2.25%, 12/31/2023	1,854,000	1,790,304
2.25%, 1/31/2024	3,600,000	3,473,756
2.25%, 10/31/2024	10,000,000	9,591,506
2.25%, 11/15/2024	12,344,000	11,832,656
2.25%, 12/31/2024	30,000,000	28,736,401
2.25%, 11/15/2025	1,400,000	1,330,991
2.25%, 2/15/2027	9,176,000	8,638,125
2.25%, 8/15/2027	6,600,000	6,189,546
2.25%, 11/15/2027	19,050,000	17,831,427
2.38%, 4/30/2020	14,250,000	14,163,090
2.38%, 12/31/2020	2,542,000	2,516,236
2.38%, 3/15/2021	12,100,000	11,963,438
2.38%, 4/15/2021	5,300,000	5,237,049
2.38%, 1/31/2023	14,900,000	14,560,016
2.38%, 8/15/2024	2,955,000	2,858,170
2.38%, 5/15/2027	12,600,000	11,963,698
2.50%, 5/31/2020	17,775,000	17,691,841
2.50%, 3/31/2023	7,300,000	7,164,875
2.50%, 8/15/2023	2,308,000	2,261,363
2.50%, 5/15/2024	9,694,000	9,457,591
2.50%, 1/31/2025	15,650,000	15,202,419
2.63%, 7/31/2020	10,400,000	10,366,660
2.63%, 8/15/2020	4,374,000	4,358,921
2.63%, 8/31/2020	10,600,000	10,563,221
2.63%, 11/15/2020	11,696,000	11,644,090
2.63%, 5/15/2021	4,200,000	4,174,312

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.63%, 6/15/2021	$ 1,075,000	$ 1,068,039
2.63%, 2/28/2023	14,050,000	13,871,182
2.63%, 3/31/2025	3,210,000	3,138,544
2.75%, 9/30/2020	18,000,000	17,976,094
2.75%, 8/15/2021	3,700,000	3,686,481
2.75%, 4/30/2023	17,000,000	16,860,547
2.75%, 5/31/2023	30,350,000	30,103,218
2.75%, 7/31/2023	1,500,000	1,486,838
2.75%, 8/31/2023	17,100,000	16,951,835
2.75%, 11/15/2023	10,383,000	10,284,416
2.75%, 2/15/2024	4,618,000	4,569,583
2.75%, 2/28/2025	10,000,000	9,857,214
2.75%, 8/31/2025	2,100,000	2,065,619
2.75%, 2/15/2028	5,050,000	4,924,107
2.88%, 9/30/2023	11,000,000	10,962,762
2.88%, 4/30/2025	2,100,000	2,083,791
2.88%, 5/31/2025	10,200,000	10,117,159
2.88%, 7/31/2025	1,050,000	1,041,169
2.88%, 5/15/2028	28,300,000	27,875,021
2.88%, 8/15/2028	9,300,000	9,158,000
3.13%, 5/15/2021	348,400	350,684
3.38%, 11/15/2019	2,142,600	2,158,528
3.50%, 5/15/2020	1,455,000	1,471,329
3.63%, 2/15/2020	1,499,500	1,517,186
3.63%, 2/15/2021	11,356,000	11,552,825
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,173,905,708)		1,145,473,393
MUNICIPAL BONDS & NOTES — 0.5%
CALIFORNIA — 0.2%
California, Bay Area Toll Authority Revenue Series S1-SUB, 7.04%, 4/1/2050	100,000	146,493
California, State General Obligation:
2.80%, 4/1/2021	135,000	134,552
3.38%, 4/1/2025	155,000	153,528
3.50%, 4/1/2028	200,000	195,702
4.50%, 4/1/2033	250,000	259,907
4.60%, 4/1/2038	150,000	155,610
7.30%, 10/1/2039	295,000	411,882
7.35%, 11/1/2039	110,000	154,483
7.50%, 4/1/2034	275,000	380,251
7.55%, 4/1/2039	297,000	433,495
7.63%, 3/1/2040	90,000	131,054
California, State University Series B, 3.90%, 11/1/2047	100,000	94,330
Los Angeles, CA, Department of Water & Power Revenue:
6.57%, 7/1/2045	150,000	206,276
6.60%, 7/1/2050	260,000	364,465
Los Angeles, CA, Unified School District, General Obligation:
5.75%, 7/1/2034	150,000	177,426
Series RY, 6.76%, 7/1/2034	250,000	321,347
Security Description	Principal Amount	Value
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue 6.26%, 4/1/2049	$ 235,000	$ 320,610
State of California Department of Water Res. Power Supply Revenue Series P, 2.00%, 5/1/2022	169,000	162,862
University of California:
Series AD, 4.86%, 5/15/2112	450,000	455,607
Series AQ, 4.77%, 5/15/2115	75,000	74,069
Series AX, 3.06%, 7/1/2025	100,000	97,050
		4,830,999
CONNECTICUT — 0.0% (c)
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	105,645
GEORGIA — 0.0% (c)
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	175,000	206,427
6.66%, 4/1/2057	99,000	117,172
7.06%, 4/1/2057	300,000	343,431
		667,030
ILLINOIS — 0.1%
Chicago Transit Authority Series B, 6.90%, 12/1/2040	70,000	88,978
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	75,000	90,542
City of Chicago IL:
Series B, 6.31%, 1/1/2044	100,000	99,175
Series B, 7.38%, 1/1/2033	35,000	38,067
Series B, 7.75%, 1/1/2042	50,000	53,588
Sales Tax Securitization Corp. Series B, 3.82%, 1/1/2048	100,000	90,739
State of Illinois:
4.95%, 6/1/2023	300,000	305,037
5.10%, 6/1/2033	670,000	643,032
7.35%, 7/1/2035	500,000	550,635
		1,959,793
KANSAS — 0.0% (c)
Kansas Development Finance Authority Series H, 4.93%, 4/15/2045	50,000	53,710
MASSACHUSETTS — 0.0% (c)
Commonwealth of Massachusetts:
4.91%, 5/1/2029	100,000	109,120
5.46%, 12/1/2039	400,000	474,180
Commonwealth of Massachusetts Transportation Fund Revenue 5.73%, 6/1/2040	50,000	61,035
		644,335

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
MISSISSIPPI — 0.0% (c)
Mississippi, State General Obligation 5.25%, 11/1/2034	$ 100,000	$ 113,981
MISSOURI — 0.0% (c)
Health & Educational Facilities Authority of the State of Missouri 3.65%, 8/15/2057	190,000	175,347
NEW JERSEY — 0.0% (c)
New Jersey Economic Development Authority:
Series A, 7.43%, 2/15/2029 (h)	275,000	329,785
Series B, Zero Coupon, 2/15/2020 (h)	120,000	114,688
New Jersey Transportation Trust Revenue Series C, 6.10%, 12/15/2028	100,000	104,503
New Jersey Turnpike Authority Revenue 7.10%, 1/1/2041	325,000	447,879
Rutgers, State University of New Jersey 5.67%, 5/1/2040	205,000	239,584
		1,236,439
NEW YORK — 0.1%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	215,000	267,161
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	117,378
New York, NY, General Obligation:
5.52%, 10/1/2037	85,000	99,999
Series A2, 5.21%, 10/1/2031	100,000	110,952
New York, NY, Metropolitan Transportation Authority Revenue 6.67%, 11/15/2039	150,000	194,373
New York, State Dormitory Authority, State Personal Income Tax Revenue 5.63%, 3/15/2039	105,000	121,933
Port Authority of New York & New Jersey:
4.03%, 9/1/2048	350,000	344,971
4.93%, 10/1/2051	220,000	245,194
Series 192, 4.81%, 10/15/2065	150,000	163,718
Series 20, 4.23%, 10/15/2057	125,000	124,131
		1,789,810
OHIO — 0.0% (c)
Ohio State University, General Receipts Revenue 4.91%, 6/1/2040	100,000	112,533
Security Description	Principal Amount	Value
Ohio, American Municipal Power, Inc. Revenue 8.08%, 2/15/2050	$ 200,000	$ 313,328
		425,861
OREGON — 0.0% (c)
Oregon School Boards Association Series B, 5.68%, 6/30/2028 (h)	100,000	112,616
PENNSYLVANIA — 0.0% (c)
Pennsylvania, Turnpike Commission Revenue Series B, 5.51%, 12/1/2045	75,000	89,417
State Public School Building Authority 5.00%, 9/15/2027	95,000	101,547
		190,964
SOUTH CAROLINA — 0.0% (c)
California, State Public Service Authority Series D, 2.39%, 12/1/2023	100,000	92,944
TENNESSEE — 0.0% (c)
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue 4.05%, 7/1/2026	10,000	10,182
TEXAS — 0.1%
City of Houston TX:
3.96%, 3/1/2047	700,000	660,065
6.29%, 3/1/2032	100,000	115,000
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	165,000	212,909
North Texas, Tollway Authority Revenue 6.72%, 1/1/2049	50,000	70,273
San Antonio, TX, Public Service Board Revenue 5.99%, 2/1/2039	75,000	95,322
Texas, State General Obligation 5.52%, 4/1/2039	100,000	122,544
Texas, State Transportation Commission Revenue Series B-BUILD, 5.18%, 4/1/2030	110,000	123,748
University of Texas System Series A, 3.35%, 8/15/2047	100,000	90,082
		1,489,943
WASHINGTON — 0.0% (c)
Washington, State General Obligation 5.14%, 8/1/2040	200,000	233,430

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
WISCONSIN — 0.0% (c)
State of Wisconsin Series C, 3.15%, 5/1/2027	$ 160,000	$ 153,467
TOTAL MUNICIPAL BONDS & NOTES (Cost $14,264,715)		14,286,496
MORTGAGE-BACKED SECURITIES — 1.1%
BANK 2017-BNK6 Series 2017-BNK6, Class ASB, 3.29%, 7/15/2060	430,000	422,386
BANK 2017-BNK7 Series 2017-BNK7, Class A4, 3.18%, 9/15/2060	300,000	286,848
BANK 2018-BNK13 Series 2018-BN13, Class A5, 4.22%, 8/15/2061	390,000	402,322
BANK 2018-BNK14 Series 2018-BN14, Class A4, 4.23%, 9/15/2060	286,660	297,182
BENCHMARK Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051	695,000	699,880
Series 2018-B6, Class A4, 4.26%, 11/10/2051	300,000	310,950
CD Mortgage Trust Series 2017-CD6, Class A5, 3.46%, 11/13/2050	255,000	249,042
CFCRE Commercial Mortgage Trust Series 2016-C3, Class A3, 3.87%, 1/10/2048	350,000	350,946
Citigroup Commercial Mortgage Trust:
Series 2012-GC8, Class A4, 3.02%, 9/10/2045	500,000	493,699
Series 2014-GC25, Class A3, 3.37%, 10/10/2047	500,000	494,295
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	1,200,000	1,211,482
Series 2015-P1, Class A2, 3.04%, 9/15/2048	1,021,250	1,018,704
Series 2017-P8, Class A4, 3.47%, 9/15/2050	500,000	485,962
COMM Mortgage Trust:
Series 2012-CR3, Class A3, 2.82%, 10/15/2045	495,304	485,423
Series 2012-LC4, Class AM, 4.06%, 12/10/2044	1,500,000	1,517,167
Series 2013-CR8, Class A4, 3.33%, 6/10/2046	349,733	348,441
Series 2014-UBS3, Class A4, 3.82%, 6/10/2047	500,000	505,256
Series 2015-LC21, Class A3, 3.45%, 7/10/2048	455,000	450,418
Series 2017-COR2, Class A3, 3.51%, 9/10/2050	650,000	634,492
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	1,000,000	1,028,585
Security Description	Principal Amount	Value
Commercial Mortgage Pass Through Certificates Series 2014-CR14, Class A3, 3.96%, 2/10/2047	$ 500,000	$ 510,686
CSAIL Commercial Mortgage Trust:
4.22%, 8/15/2051	500,000	514,538
Series 2017-C8, Class A4, 3.39%, 6/15/2050	500,000	484,486
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (d)	500,000	484,622
GS Mortgage Securities Corp. II Series 2015-GC30, Class A4, 3.38%, 5/10/2050	1,600,000	1,575,844
GS Mortgage Securities Trust:
Series 2017-GS5, Class A3, 3.41%, 3/10/2050	1,000,000	974,186
Series 2017-GS6, Class A3, 3.43%, 5/10/2050	500,000	487,064
Series 2017-GS7, Class A4, 3.43%, 8/10/2050	500,000	487,141
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C6, Class ASB, 3.14%, 5/15/2045	185,548	185,170
Series 2013-C10, Class A5, 3.14%, 12/15/2047	500,000	493,676
Series 2013-C16, Class AS, 4.52%, 12/15/2046	1,000,000	1,036,780
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class A3A1, 3.54%, 9/15/2047	500,000	499,161
Series 2014-C22, Class A4, 3.80%, 9/15/2047	1,500,000	1,514,142
Series 2017-C7, Class A5, 3.41%, 10/15/2050	500,000	486,557
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C11, Class A3, 3.96%, 8/15/2046	500,000	509,076
Series 2015-C21, Class A2, 2.93%, 3/15/2048	350,000	348,870
Series 2015-C23, Class A3, 3.45%, 7/15/2050	500,000	493,715
Series 2015-C26, Class A5, 3.53%, 10/15/2048	1,000,000	988,802
Series 2016-C29, Class A2, 2.79%, 5/15/2049	450,000	444,432
Series 2013-C10, Class A3, VRN, 4.10%, 7/15/2046 (d)	487,512	498,089
Morgan Stanley Capital I 2017-HR2 Series 2017-HR2, Class A4, 3.59%, 12/15/2050	750,000	734,106
Morgan Stanley Capital I Trust Series 2015-UBS8, Class A3, 3.54%, 12/15/2048	500,000	494,939

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
UBS Commercial Mortgage Trust:
Series 2017-C4, Class A4, 3.56%, 10/15/2050	$ 325,000	$ 318,537
Series 2017-C7, Class A4, 3.68%, 12/15/2050	500,000	492,669
Series 2018-C10, Class A4, 4.31%, 5/15/2051	500,000	517,343
Series 2018-C8, Class A4, 3.98%, 2/15/2051	300,000	302,374
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4, 3.18%, 3/10/2046	400,000	395,053
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class AS, 4.02%, 8/15/2050	500,000	504,367
Series 2015-C26, Class A2, 2.66%, 2/15/2048	800,000	794,403
Series 2015-LC22, Class ASB, 3.57%, 9/15/2058	543,000	545,333
Series 2015-P2, Class A4, 3.81%, 12/15/2048	1,335,000	1,343,480
Series 2017-C41, Class A4, 3.47%, 11/15/2050	300,000	292,507
Series 2017-C42, Class A3, 3.33%, 12/15/2050	500,000	482,093
Series 2018-C45, Class A4, 4.18%, 6/15/2051	500,000	511,949
WFRBS Commercial Mortgage Trust:
Series 2011-C5, Class A4, 3.67%, 11/15/2044	320,000	322,586
Series 2012-C9, Class A3, 2.87%, 11/15/2045	198,874	194,909
Series 2013-C12, Class ASB, 2.84%, 3/15/2048	319,652	317,022
Series 2014-C19, Class AS, 4.27%, 3/15/2047	638,000	650,692
Series 2014-C20, Class A3, 3.64%, 5/15/2047	500,000	502,680
Series 2014-LC14, Class B, VRN, 4.91%, 3/15/2047 (d)	500,000	521,698
TOTAL MORTGAGE-BACKED SECURITIES (Cost $35,829,947)		34,949,257

Shares
SHORT-TERM INVESTMENTS — 4.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (i) (j)	110,472,592	110,472,592
Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (i) (k)	17,074,449	$ 17,074,449
TOTAL SHORT-TERM INVESTMENTS (Cost $127,547,041)		127,547,041
TOTAL INVESTMENTS — 103.2% (Cost $3,211,566,872)		3,140,899,490
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(96,404,480)
NET ASSETS — 100.0%		$ 3,044,495,010

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2018. Maturity date shown is the final maturity.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2018, total aggregate fair value of securities is $148,988 representing 0.0% of net assets.
(g)	Security, or a portion of the security has been designated as collateral for TBA securities.
(h)	Bond is insured by Assured Guaranty Municipal Corp., representing less than 0.05% of net assets.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at September 30, 2018.
(k)	Investment of cash collateral for securities loaned.

BKNT	= Bank Notes
CMT	= Constant Maturity Treasury
EMTN	= Euro Medium Term Note
GMTN	= Global Medium Term Note
IO	= Interest Only
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note
REIT	= Real Estate Investment Trust
VRN	= Variable Rate Note

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$ —	$ 1,416,317	$—	$ 1,416,317
Aerospace & Defense	—	13,604,543	—	13,604,543
Agriculture	—	9,168,331	—	9,168,331
Airlines	—	2,817,318	—	2,817,318
Apparel	—	725,211	—	725,211
Auto Manufacturers	—	16,573,577	—	16,573,577
Auto Parts & Equipment	—	390,655	—	390,655
Banks	—	173,969,502	—	173,969,502
Beverages	—	20,994,121	—	20,994,121
Biotechnology	—	11,622,623	—	11,622,623
Building Materials	—	2,997,795	—	2,997,795
Chemicals	—	10,734,496	—	10,734,496
Commercial Services	—	5,790,461	—	5,790,461
Computers	—	20,139,102	—	20,139,102
Cosmetics/Personal Care	—	4,036,159	—	4,036,159
Distribution & Wholesale	—	372,336	—	372,336
Diversified Financial Services	—	26,106,122	—	26,106,122
Electric	—	53,173,322	—	53,173,322
Electrical Components & Equipment	—	324,533	—	324,533
Electronics	—	6,462,022	—	6,462,022
Engineering & Construction	—	97,867	—	97,867
Entertainment	—	125,787	—	125,787
Environmental Control	—	1,613,670	—	1,613,670
Food	—	13,357,921	—	13,357,921
Forest Products & Paper	—	1,900,036	—	1,900,036
Gas	—	3,540,366	—	3,540,366
Hand & Machine Tools	—	333,710	—	333,710
Health Care Products	—	13,577,361	—	13,577,361
Health Care Services	—	16,334,167	—	16,334,167
Home Builders	—	450,191	—	450,191
Home Furnishings	—	995,000	—	995,000
Household Products & Wares	—	990,371	—	990,371
Housewares	—	1,374,741	—	1,374,741
Insurance	—	24,542,174	—	24,542,174
Internet	—	9,142,937	—	9,142,937
Investment Company Security	—	1,003,135	—	1,003,135
Iron/Steel	—	2,832,824	—	2,832,824
Leisure Time	—	860,114	—	860,114
Lodging	—	1,323,751	—	1,323,751
Machinery, Construction & Mining	—	3,128,480	—	3,128,480
Machinery-Diversified	—	4,833,321	—	4,833,321
Media	—	27,063,410	—	27,063,410
Metal Fabricate & Hardware	—	320,250	—	320,250
Mining	—	5,287,081	—	5,287,081
Miscellaneous Manufacturer	—	9,225,534	—	9,225,534
Office & Business Equipment	—	516,566	—	516,566
Oil & Gas	—	50,542,587	—	50,542,587
Oil & Gas Services	—	3,602,691	—	3,602,691
Packaging & Containers	—	1,656,770	—	1,656,770
See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Pharmaceuticals	$ —	$ 41,361,955	$—	$ 41,361,955
Pipelines	—	30,542,290	—	30,542,290
Real Estate	—	409,307	—	409,307
Real Estate Investment Trusts	—	26,557,761	—	26,557,761
Retail	—	24,074,716	—	24,074,716
Semiconductors	—	9,970,874	—	9,970,874
Shipbuilding	—	148,471	—	148,471
Software	—	21,243,696	—	21,243,696
Telecommunications	—	34,103,320	—	34,103,320
Textiles	—	228,951	—	228,951
Toys/Games/Hobbies	—	295,193	—	295,193
Transportation	—	15,868,846	—	15,868,846
Trucking & Leasing	—	236,712	—	236,712
Water	—	1,132,717	—	1,132,717
Asset-Backed Securities
Automobile	—	8,216,854	—	8,216,854
Credit Card	—	7,121,380	—	7,121,380
Foreign Government Obligations	—	108,865,728	—	108,865,728
U.S. Government Agency Obligations	—	906,273,173	—	906,273,173
U.S. Treasury Obligations	—	1,145,473,393	—	1,145,473,393
Municipal Bonds & Notes	—	14,286,496	—	14,286,496
Mortgage-Backed Securities	—	34,949,257	—	34,949,257
Short-Term Investments	127,547,041	—	—	127,547,041
TOTAL INVESTMENTS	$127,547,041	$3,013,352,449	$—	$3,140,899,490
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	257,454,873	$257,454,873	$109,997,571	$256,979,852	$—	$—	110,472,592	$110,472,592	$698,362	$—
State Street Navigator Securities Lending Government Money Market Portfolio	23,059,826	23,059,826	27,216,031	33,201,408	—	—	17,074,449	17,074,449	22,259	—
Total		$280,514,699	$137,213,602	$290,181,260	$—	$—		$127,547,041	$720,621	$—
See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 99.0%
ADVERTISING — 0.3%
Interpublic Group of Cos., Inc.:
3.50%, 10/1/2020	$ 625,000	$ 625,131
3.75%, 10/1/2021	500,000	500,680
3.75%, 2/15/2023	1,707,000	1,689,128
4.20%, 4/15/2024	589,000	589,701
4.65%, 10/1/2028	625,000	626,656
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	1,679,000	1,593,539
3.63%, 5/1/2022	1,607,000	1,598,145
3.65%, 11/1/2024	528,000	513,496
4.45%, 8/15/2020	880,000	898,154
WPP Finance 2010:
3.63%, 9/7/2022	719,000	705,936
3.75%, 9/19/2024	950,500	917,451
4.75%, 11/21/2021	932,000	953,977
		11,211,994
AEROSPACE & DEFENSE — 1.7%
Boeing Capital Corp. 4.70%, 10/27/2019	98,000	99,899
Boeing Co.:
1.65%, 10/30/2020	444,000	431,728
1.88%, 6/15/2023	450,000	421,151
2.13%, 3/1/2022	242,000	233,854
2.25%, 6/15/2026	283,000	257,386
2.35%, 10/30/2021	260,000	254,233
2.60%, 10/30/2025	250,000	234,630
2.80%, 3/1/2023	805,000	788,465
2.80%, 3/1/2027	587,000	552,003
2.85%, 10/30/2024	507,000	488,733
3.25%, 3/1/2028	675,000	655,135
4.88%, 2/15/2020	421,000	431,601
Embraer Netherlands Finance B.V.:
5.05%, 6/15/2025	1,762,000	1,771,797
5.40%, 2/1/2027	940,000	959,947
Embraer SA 5.15%, 6/15/2022	45,000	46,574
General Dynamics Corp.:
1.88%, 8/15/2023	663,000	617,677
2.13%, 8/15/2026	1,779,000	1,593,397
2.25%, 11/15/2022	1,403,000	1,341,058
2.38%, 11/15/2024	667,000	624,632
2.63%, 11/15/2027	250,000	229,618
2.88%, 5/11/2020	1,250,000	1,247,012
3.00%, 5/11/2021	2,025,000	2,014,166
3.38%, 5/15/2023	875,000	873,346
3.50%, 5/15/2025	710,000	708,523
3.75%, 5/15/2028	1,169,000	1,171,385
3.88%, 7/15/2021	2,000	2,029
Harris Corp.:
2.70%, 4/27/2020	755,000	747,571
3.83%, 4/27/2025	423,000	414,587
Security Description	Principal Amount	Value
4.40%, 6/15/2028	$ 929,000	$ 934,017
L3 Technologies, Inc.:
3.85%, 6/15/2023	955,000	956,834
3.85%, 12/15/2026	952,000	918,461
3.95%, 5/28/2024	283,000	279,219
4.40%, 6/15/2028	805,000	802,915
4.95%, 2/15/2021	626,000	644,148
Lockheed Martin Corp.:
2.50%, 11/23/2020	1,430,000	1,409,994
2.90%, 3/1/2025	429,000	410,171
3.10%, 1/15/2023	432,000	427,153
3.35%, 9/15/2021	585,000	585,749
3.55%, 1/15/2026	1,810,000	1,789,493
4.25%, 11/15/2019	826,000	837,481
Northrop Grumman Corp.:
2.08%, 10/15/2020	1,120,000	1,094,979
2.55%, 10/15/2022	1,880,000	1,812,000
2.93%, 1/15/2025	1,328,000	1,259,661
3.20%, 2/1/2027	1,184,000	1,116,382
3.25%, 8/1/2023	1,035,000	1,017,043
3.25%, 1/15/2028	1,153,000	1,083,855
3.50%, 3/15/2021	3,863,000	3,882,585
Raytheon Co.:
2.50%, 12/15/2022	811,000	785,397
3.13%, 10/15/2020	976,000	975,863
3.15%, 12/15/2024	845,000	828,362
4.40%, 2/15/2020	125,000	127,406
7.20%, 8/15/2027	155,000	193,838
Rockwell Collins, Inc.:
2.80%, 3/15/2022	1,580,000	1,539,931
3.20%, 3/15/2024	1,208,000	1,167,387
3.50%, 3/15/2027	922,000	876,970
3.70%, 12/15/2023	492,000	489,756
Spirit AeroSystems, Inc.:
3.85%, 6/15/2026	385,000	367,467
3.95%, 6/15/2023	840,000	836,690
4.60%, 6/15/2028	725,000	719,896
United Technologies Corp.:
1.50%, 11/1/2019	636,000	625,697
1.90%, 5/4/2020	3,088,000	3,023,584
1.95%, 11/1/2021	986,000	942,912
2.30%, 5/4/2022	607,000	580,547
2.65%, 11/1/2026	561,000	507,206
2.80%, 5/4/2024	1,014,000	961,465
3.10%, 6/1/2022	2,412,000	2,373,866
3.13%, 5/4/2027	1,891,000	1,763,906
3.35%, 8/16/2021	465,000	464,530
3.65%, 8/16/2023	1,275,000	1,270,933
3.95%, 8/16/2025	800,000	796,840
4.13%, 11/16/2028	600,000	596,892
4.50%, 4/15/2020	1,158,000	1,180,963
		64,472,581
AGRICULTURE — 1.1%
Altria Group, Inc.:
2.63%, 1/14/2020	1,128,000	1,121,694
2.63%, 9/16/2026	695,000	633,729
2.85%, 8/9/2022	1,527,000	1,492,673

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.95%, 5/2/2023	$ 200,000	$ 194,080
4.00%, 1/31/2024	1,123,000	1,138,857
4.75%, 5/5/2021	2,605,000	2,692,476
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	1,027,000	938,647
4.48%, 3/1/2021	186,000	191,277
BAT Capital Corp.:
2.30%, 8/14/2020 (a)	2,299,000	2,253,411
2.76%, 8/15/2022 (a)	2,588,000	2,495,091
3.22%, 8/15/2024 (a)	3,671,000	3,497,215
3.56%, 8/15/2027 (a)	2,022,000	1,882,927
Bunge, Ltd. Finance Corp.:
3.00%, 9/25/2022	613,000	583,905
3.25%, 8/15/2026 (b)	818,000	738,114
3.50%, 11/24/2020	487,000	485,403
3.75%, 9/25/2027	2,522,000	2,319,256
4.35%, 3/15/2024	1,000,000	991,300
Philip Morris International, Inc.:
1.88%, 2/25/2021	682,000	659,890
2.00%, 2/21/2020	871,000	859,363
2.13%, 5/10/2023	751,000	703,537
2.38%, 8/17/2022	519,000	498,141
2.50%, 8/22/2022	754,000	727,218
2.50%, 11/2/2022	778,000	749,479
2.63%, 2/18/2022	527,000	512,718
2.63%, 3/6/2023	274,000	263,161
2.75%, 2/25/2026 (b)	700,000	650,223
2.90%, 11/15/2021	796,000	785,071
3.13%, 8/17/2027	450,000	424,498
3.13%, 3/2/2028	25,000	23,626
3.25%, 11/10/2024	844,000	825,145
3.38%, 8/11/2025	1,950,000	1,894,425
3.60%, 11/15/2023	381,000	380,611
4.13%, 5/17/2021	487,000	496,608
4.50%, 3/26/2020	1,210,000	1,234,563
Reynolds American, Inc.:
3.25%, 6/12/2020	1,096,000	1,093,907
4.00%, 6/12/2022	1,006,000	1,013,666
4.45%, 6/12/2025	2,472,000	2,487,845
4.85%, 9/15/2023	783,000	812,269
6.88%, 5/1/2020	625,000	658,437
		41,404,456
AIRLINES — 0.5%
American Airlines 2013-1 Pass Through Trust, Class A 4.00%, 1/15/2027	543,587	540,592
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 1/15/2023	1,265,491	1,294,863
American Airlines 2014-1 Pass Through Trust, Class A Series A, 3.70%, 4/1/2028	313,562	306,347
American Airlines 2015-1 Pass Through Trust, Class A 3.38%, 5/1/2027	243,206	233,042
Security Description	Principal Amount	Value
American Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.58%, 7/15/2029	$ 162,788	$ 157,668
American Airlines 2016-3 Pass Through Trust, Class AA 3.00%, 4/15/2030	418,595	389,833
American Airlines 2017-1 Pass Through Trust, Class AA Series AA, 3.65%, 2/15/2029	454,485	441,455
American Airlines 2017-2 Pass Through Trust, Class AA Series AA, 3.35%, 4/15/2031	737,000	701,285
Continental Airlines 2007-1 Pass Through Trust, Class A Series 071A, 5.98%, 10/19/2023	231,447	243,066
Continental Airlines 2009-2 Pass Through Trust, Class A Series A, 7.25%, 5/10/2021	183,992	191,013
Continental Airlines 2012-1 Pass Through Trust, Class A Series A, 4.15%, 10/11/2025	95,746	96,477
Continental Airlines 2012-2 Pass Through Trust, Class A Series 2-A, 4.00%, 10/29/2024	920,885	920,332
Delta Air Lines 2007-1 Pass Through Trust, Class A Series 071A, 6.82%, 2/10/2024	131,837	143,345
Delta Air Lines, Inc.:
2.60%, 12/4/2020	432,000	422,656
2.88%, 3/13/2020	1,055,000	1,046,676
3.40%, 4/19/2021	875,000	869,540
3.63%, 3/15/2022	845,000	834,682
3.80%, 4/19/2023	3,156,000	3,097,803
4.38%, 4/19/2028	1,451,000	1,402,246
Latam Airlines 2015-1 Pass Through Trust A 4.20%, 8/15/2029	27,379	26,324
Southwest Airlines Co.:
2.65%, 11/5/2020	330,000	325,611
2.75%, 11/6/2019	226,000	225,026
2.75%, 11/16/2022	95,000	91,949
3.00%, 11/15/2026	404,000	373,983
3.45%, 11/16/2027	500,000	472,365
United Airlines 2013-1 Pass Through Trust, Class A Series A, 4.30%, 2/15/2027	125,991	127,777
United Airlines 2014-1 Pass Through Trust, Class A Series A, 4.00%, 10/11/2027	324,833	324,219
United Airlines 2014-2 Pass Through Trust, Class A Series A, 3.75%, 3/3/2028	355,787	350,575
United Airlines 2015-1 Pass Through Trust, Class AA 3.45%, 6/1/2029	1,178,801	1,138,639

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
United Airlines 2016-1 Pass Through Trust, Class A Series A, 3.45%, 1/7/2030	$ 1,061,852	$ 1,012,444
United Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.10%, 1/7/2030	284,169	268,617
US Airways 2013-1 Pass Through Trust, Class A 3.95%, 5/15/2027	127,168	126,146
		18,196,596
APPAREL — 0.1%
NIKE, Inc.:
2.25%, 5/1/2023	580,000	554,439
2.38%, 11/1/2026	944,000	856,576
Ralph Lauren Corp.:
2.63%, 8/18/2020	523,000	516,865
3.75%, 9/15/2025	1,775,000	1,753,949
VF Corp. 3.50%, 9/1/2021	517,000	521,891
		4,203,720
AUTO MANUFACTURERS — 2.6%
American Honda Finance Corp.:
Series A, 2.15%, 3/13/2020	297,000	293,148
Series GMTN, 1.70%, 9/9/2021	825,000	789,723
Series GMTN, 2.30%, 9/9/2026	736,000	662,820
Series GMTN, 2.65%, 2/12/2021	1,026,000	1,013,688
Series GMTN, 3.00%, 6/16/2020	800,000	798,696
Series GMTN, 3.45%, 7/14/2023	605,000	603,730
Series GMTN, 3.50%, 2/15/2028 (b)	695,000	679,814
Series MTN, 1.65%, 7/12/2021	834,000	799,464
Series MTN, 1.95%, 7/20/2020	873,000	855,601
Series MTN, 2.00%, 11/13/2019	535,000	529,564
Series MTN, 2.00%, 2/14/2020	702,000	692,797
Series MTN, 2.45%, 9/24/2020	872,000	861,083
Series MTN, 2.60%, 11/16/2022	308,000	298,532
Series MTN, 2.90%, 2/16/2024	447,000	431,882
Ford Motor Co. 4.35%, 12/8/2026	483,000	454,976
Ford Motor Credit Co. LLC:
2.34%, 11/2/2020	943,000	916,209
2.43%, 6/12/2020	1,437,000	1,406,895
2.46%, 3/27/2020	962,000	945,761
2.60%, 11/4/2019	990,000	981,169
Security Description	Principal Amount	Value
2.68%, 1/9/2020	$ 1,595,000	$ 1,578,316
2.98%, 8/3/2022	760,000	720,655
3.10%, 5/4/2023	1,101,000	1,032,980
3.16%, 8/4/2020	1,507,000	1,491,794
3.20%, 1/15/2021	1,702,000	1,675,245
3.22%, 1/9/2022	944,000	912,168
3.34%, 3/18/2021	1,965,000	1,936,173
3.34%, 3/28/2022	938,000	906,521
3.47%, 4/5/2021	340,000	335,529
3.66%, 9/8/2024	666,000	623,183
3.81%, 10/12/2021	1,135,000	1,125,171
3.81%, 1/9/2024	1,009,000	962,041
3.82%, 11/2/2027 (b)	921,000	824,709
4.13%, 8/4/2025	790,000	745,223
4.14%, 2/15/2023	50,000	49,169
4.25%, 9/20/2022	926,000	918,314
4.38%, 8/6/2023	989,000	977,448
4.69%, 6/9/2025	2,500,000	2,445,525
5.75%, 2/1/2021	1,189,000	1,233,980
5.88%, 8/2/2021	1,978,000	2,069,130
8.13%, 1/15/2020	1,307,000	1,380,453
Series GMTN, 4.39%, 1/8/2026	1,003,000	953,642
General Motors Co.:
4.00%, 4/1/2025	160,000	154,315
4.20%, 10/1/2027 (b)	456,000	429,502
4.88%, 10/2/2023	323,000	330,549
5.00%, 10/1/2028	3,150,000	3,113,019
General Motors Financial Co., Inc.:
2.45%, 11/6/2020	983,000	962,416
2.65%, 4/13/2020	819,000	810,392
3.15%, 1/15/2020	1,136,000	1,135,454
3.15%, 6/30/2022	959,000	930,183
3.20%, 7/13/2020	1,485,000	1,480,100
3.20%, 7/6/2021	2,121,000	2,090,990
3.25%, 1/5/2023	505,000	487,290
3.45%, 1/14/2022	2,064,000	2,034,299
3.45%, 4/10/2022	1,309,000	1,286,629
3.50%, 11/7/2024	441,000	415,629
3.55%, 4/9/2021	1,160,000	1,158,295
3.70%, 11/24/2020	904,000	907,969
3.70%, 5/9/2023	1,461,000	1,427,222
3.85%, 1/5/2028	1,128,000	1,027,574
3.95%, 4/13/2024	1,330,000	1,294,795
4.00%, 1/15/2025	832,000	803,987
4.00%, 10/6/2026	1,130,000	1,061,567
4.15%, 6/19/2023	886,000	882,040
4.20%, 3/1/2021	1,834,000	1,856,019
4.25%, 5/15/2023	734,000	733,369
4.30%, 7/13/2025	1,090,000	1,059,883
4.35%, 4/9/2025	905,000	887,072
4.35%, 1/17/2027	1,904,000	1,821,900
4.38%, 9/25/2021	1,190,000	1,210,587
5.25%, 3/1/2026	841,000	859,847
PACCAR Financial Corp.:
3.15%, 8/9/2021	500,000	498,290

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.40%, 8/9/2023	$ 1,030,000	$ 1,024,768
Series MTN, 1.95%, 2/27/2020	528,000	520,170
Series MTN, 2.05%, 11/13/2020	196,000	191,372
Series MTN, 2.30%, 8/10/2022	455,000	436,222
Series MTN, 2.80%, 3/1/2021	710,000	702,353
Series MTN, 3.10%, 5/10/2021	735,000	731,340
Toyota Motor Corp.:
3.18%, 7/20/2021	979,000	979,969
3.42%, 7/20/2023 (b)	1,299,000	1,298,156
3.67%, 7/20/2028	740,000	735,508
Toyota Motor Credit Corp.:
1.95%, 4/17/2020	984,000	968,817
Series GMTN, 1.90%, 4/8/2021	1,000,000	969,210
Series GMTN, 2.20%, 1/10/2020	582,000	576,721
Series GMTN, 2.70%, 1/11/2023	722,000	701,365
Series GMTN, 2.80%, 7/13/2022	788,000	772,563
Series GMTN, 3.05%, 1/11/2028	1,760,000	1,663,499
Series GMTN, 3.45%, 9/20/2023	4,250,000	4,241,543
Series MTN, 2.15%, 9/8/2022	1,084,000	1,033,356
Series MTN, 2.25%, 10/18/2023	468,000	440,365
Series MTN, 2.60%, 1/11/2022	842,000	823,400
Series MTN, 2.63%, 1/10/2023	455,000	440,190
Series MTN, 2.75%, 5/17/2021	777,000	767,917
Series MTN, 2.90%, 4/17/2024	596,000	575,962
Series MTN, 2.95%, 4/13/2021	1,090,000	1,084,714
Series MTN, 3.20%, 1/11/2027	593,000	570,804
Series MTN, 3.30%, 1/12/2022	994,000	993,821
Series MTN, 3.40%, 9/15/2021	718,000	721,848
Series MTN, 3.40%, 4/14/2025	525,000	517,120
Series MTN, 4.25%, 1/11/2021	390,000	399,173
Series MTN, 4.50%, 6/17/2020	540,000	552,922
		97,499,272
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv Corp. 4.15%, 3/15/2024	381,000	382,124
Security Description	Principal Amount	Value
Aptiv PLC:
3.15%, 11/19/2020	$ 100,000	$ 98,974
4.25%, 1/15/2026	1,216,000	1,207,476
BorgWarner, Inc. 3.38%, 3/15/2025	350,000	337,662
Harman International Industries, Inc. 4.15%, 5/15/2025	389,000	384,721
Lear Corp.:
3.80%, 9/15/2027	780,000	724,269
5.25%, 1/15/2025	738,000	762,043
5.38%, 3/15/2024	26,000	26,802
Magna International, Inc.:
3.63%, 6/15/2024	325,000	321,207
4.15%, 10/1/2025	175,000	176,416
		4,421,694
BANKS — 28.8%
Associated Bank NA Series BKNT, 3.50%, 8/13/2021	2,250,000	2,237,715
Australia & New Zealand Banking Group, Ltd.:
2.55%, 11/23/2021	700,000	679,329
2.63%, 5/19/2022	267,000	257,837
3.30%, 5/17/2021	1,145,000	1,140,134
Series MTN, 2.13%, 8/19/2020	400,000	391,956
Series MTN, 2.25%, 11/9/2020	937,000	917,033
Series MTN, 2.30%, 6/1/2021	1,279,000	1,240,694
Series MTN, 2.63%, 11/9/2022	1,100,000	1,057,122
Series MTN, 2.70%, 11/16/2020	1,492,000	1,473,469
Series MTN, 3.70%, 11/16/2025	707,000	699,859
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020	1,187,000	1,172,697
Banco Santander SA:
3.13%, 2/23/2023	1,138,000	1,081,180
3.50%, 4/11/2022	1,187,000	1,162,073
3.80%, 2/23/2028	2,703,000	2,459,649
3.85%, 4/12/2023 (b)	800,000	780,600
4.25%, 4/11/2027	2,573,000	2,436,811
4.38%, 4/12/2028	750,000	712,710
5.18%, 11/19/2025 (b)	2,485,000	2,499,239
Bancolombia SA 5.95%, 6/3/2021	573,000	599,862
Bank of America Corp.:
4.10%, 7/24/2023	1,862,000	1,897,639
5.70%, 1/24/2022	588,000	629,307
5.88%, 1/5/2021	2,000	2,113
6.22%, 9/15/2026	136,000	150,431
3 Month USD LIBOR + 0.37%, 2.74%, 1/23/2022 (c)	6,149,000	6,044,713

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (c)	$ 2,245,000	$ 2,217,948
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (c)	4,931,000	4,781,492
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	5,237,000	5,041,189
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (c)	1,329,000	1,291,203
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	4,675,000	4,384,869
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (c)	2,466,000	2,370,812
Series GMTN, 2.63%, 4/19/2021	2,871,000	2,822,681
Series GMTN, 3.30%, 1/11/2023	2,551,000	2,514,419
Series GMTN, 3.50%, 4/19/2026	2,641,000	2,550,308
Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (c)	2,195,000	2,155,336
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (c)	1,355,000	1,308,767
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	2,029,000	1,932,399
Series L, 2.25%, 4/21/2020	4,517,000	4,455,433
Series L, 3.95%, 4/21/2025	2,307,000	2,257,538
Series L, 4.18%, 11/25/2027	2,387,000	2,330,595
Series MTN, 2.15%, 11/9/2020	2,671,000	2,611,303
Series MTN, 2.50%, 10/21/2022	1,316,000	1,259,215
Series MTN, 2.63%, 10/19/2020	2,795,000	2,761,851
Series MTN, 3.25%, 10/21/2027	2,669,000	2,488,709
Series MTN, 3.88%, 8/1/2025	1,557,000	1,545,463
Series MTN, 4.00%, 4/1/2024	2,227,000	2,246,197
Series MTN, 4.00%, 1/22/2025	2,253,000	2,220,872
Series MTN, 4.13%, 1/22/2024	1,834,000	1,862,959
Series MTN, 4.20%, 8/26/2024	2,042,000	2,049,004
Series MTN, 4.25%, 10/22/2026	2,763,000	2,728,932
Series MTN, 4.45%, 3/3/2026	3,298,000	3,300,737
Series MTN, 5.00%, 5/13/2021	507,000	527,681
Series MTN, 5.63%, 7/1/2020	4,294,000	4,468,766
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.63%, 2.33%, 10/1/2021 (c)	$ 1,629,000	$ 1,591,614
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (c)	1,895,000	1,893,749
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (c)	2,250,000	2,248,222
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (c)	2,000,000	1,953,020
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	1,937,000	1,844,256
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (c)	3,283,000	3,223,643
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (c)	2,000,000	1,998,640
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (c)	2,518,000	2,448,050
Bank of Montreal:
3 Month USD LIBOR + 1.43%, 3.80%, 12/15/2032 (c)	1,599,000	1,492,427
Series D, 3.10%, 4/13/2021	1,330,000	1,324,281
Series MTN, 1.90%, 8/27/2021	2,546,000	2,445,026
Series MTN, 2.10%, 12/12/2019	513,000	507,865
Series MTN, 2.10%, 6/15/2020	1,269,000	1,247,846
Series MTN, 2.35%, 9/11/2022 (b)	1,121,000	1,074,434
Series MTN, 2.55%, 11/6/2022	666,000	641,544
Series MTN, 3.10%, 7/13/2020 (b)	1,250,000	1,250,638
Bank of New York Mellon Corp.:
3.40%, 5/15/2024	551,000	543,011
3.55%, 9/23/2021	1,370,000	1,380,905
Series 0012, 3.65%, 2/4/2024	681,000	680,373
Series G, 2.15%, 2/24/2020	850,000	840,557
Series G, 3.00%, 2/24/2025	967,000	926,173
Series MTN, 2.05%, 5/3/2021	936,000	907,911
Series MTN, 2.20%, 8/16/2023	728,000	683,330
Series MTN, 2.45%, 11/27/2020	794,000	782,463
Series MTN, 2.45%, 8/17/2026	891,000	810,765
Series MTN, 2.50%, 4/15/2021	737,000	723,483
Series MTN, 2.60%, 8/17/2020	843,000	835,801
Series MTN, 2.60%, 2/7/2022	1,075,000	1,047,932

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.80%, 5/4/2026	$ 1,094,000	$ 1,025,428
Series MTN, 2.95%, 1/29/2023	947,000	923,969
Series MTN, 3.25%, 9/11/2024	356,000	347,702
Series MTN, 3.25%, 5/16/2027	934,000	897,163
Series MTN, 3.40%, 1/29/2028	728,000	706,458
Series MTN, 3.45%, 8/11/2023	2,097,000	2,083,244
Series MTN, 3.50%, 4/28/2023	1,632,000	1,627,332
Series MTN, 3.85%, 4/28/2028	1,350,000	1,355,063
Series MTN, 3.95%, 11/18/2025	300,000	303,756
Series MTN, 4.15%, 2/1/2021 (b)	250,000	255,435
Series MTN, 4.60%, 1/15/2020	204,000	207,898
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (c)	1,636,000	1,582,601
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (c)	1,094,000	1,056,399
Bank of Nova Scotia:
2.35%, 10/21/2020	1,219,000	1,199,301
2.70%, 3/7/2022 (b)	4,271,000	4,164,780
2.80%, 7/21/2021	937,000	922,486
4.38%, 1/13/2021	235,000	240,262
4.50%, 12/16/2025	598,000	599,597
Series BKNT, 2.15%, 7/14/2020	1,293,000	1,271,575
Series BKNT, 2.45%, 3/22/2021	1,188,000	1,162,981
Series BKNT, 2.45%, 9/19/2022 (b)	704,000	677,114
Series BKNT, 2.50%, 1/8/2021	897,000	881,706
Series BKNT, 3.13%, 4/20/2021	1,314,000	1,307,207
Bank One Corp.:
7.63%, 10/15/2026	504,000	607,673
8.00%, 4/29/2027	533,000	662,738
Barclays Bank PLC:
5.14%, 10/14/2020	921,000	945,950
Series BKNT, 3.75%, 5/15/2024	22,000	21,645
Series BKNT, 5.13%, 1/8/2020 (b)	500,000	511,030
Barclays PLC:
2.65%, 1/11/2021	2,712,000	2,657,787
2.88%, 6/8/2020	1,209,000	1,196,390
3.20%, 8/10/2021 (b)	977,000	959,072
3.25%, 1/12/2021	1,582,000	1,561,371
3.65%, 3/16/2025	1,377,000	1,293,402
Security Description	Principal Amount	Value
3.68%, 1/10/2023	$ 1,328,000	$ 1,293,538
4.34%, 1/10/2028	4,698,000	4,450,087
4.38%, 1/12/2026	2,759,000	2,671,567
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (c)	1,250,000	1,234,838
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (c)	1,350,000	1,333,935
BB&T Corp.:
5.25%, 11/1/2019	159,000	162,649
Series MTN, 2.05%, 5/10/2021	547,000	528,517
Series MTN, 2.15%, 2/1/2021	399,000	388,610
Series MTN, 2.45%, 1/15/2020	1,195,000	1,185,822
Series MTN, 2.63%, 6/29/2020	967,000	958,239
Series MTN, 2.75%, 4/1/2022	753,000	736,991
Series MTN, 2.85%, 10/26/2024	744,000	711,472
Series MTN, 3.20%, 9/3/2021	1,175,000	1,169,513
Series MTN, 3.70%, 6/5/2025	1,185,000	1,179,928
Series MTN, 3.95%, 3/22/2022	405,000	409,641
BNP Paribas SA:
2.38%, 5/21/2020	934,000	921,195
Series BKNT, 5.00%, 1/15/2021	1,759,000	1,819,457
Series MTN, 3.25%, 3/3/2023	1,386,000	1,361,606
Series MTN, 4.25%, 10/15/2024	1,551,000	1,536,808
BPCE SA:
4.00%, 4/15/2024	1,214,000	1,220,507
Series BKNT, 2.65%, 2/3/2021	794,000	779,144
Series MTN, 2.25%, 1/27/2020	794,000	784,011
Series MTN, 2.75%, 12/2/2021	1,105,000	1,079,132
Series MTN, 3.38%, 12/2/2026	1,057,000	990,557
Branch Banking & Trust Co.:
2.10%, 1/15/2020	3,894,000	3,845,987
2.63%, 1/15/2022 (b)	884,000	863,668
3.63%, 9/16/2025	989,000	971,040
3.80%, 10/30/2026	554,000	547,114
Series BKNT, 2.25%, 6/1/2020	782,000	769,832
Series BKNT, 2.85%, 4/1/2021	483,000	477,185
Canadian Imperial Bank of Commerce:
2.55%, 6/16/2022	3,123,000	3,017,224
2.70%, 2/2/2021	1,205,000	1,186,226
Series BKNT, 2.10%, 10/5/2020	1,134,000	1,107,782

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 3.50%, 9/13/2023	$ 3,000,000	$ 2,983,470
Capital One Financial Corp.:
2.40%, 10/30/2020	929,000	909,537
2.50%, 5/12/2020	1,682,000	1,660,773
3.05%, 3/9/2022	2,064,000	2,019,273
3.20%, 1/30/2023	1,146,000	1,111,127
3.20%, 2/5/2025	556,000	523,085
3.30%, 10/30/2024	1,569,000	1,496,214
3.45%, 4/30/2021	550,000	549,357
3.50%, 6/15/2023	533,000	523,379
3.75%, 4/24/2024	756,000	742,165
3.75%, 7/28/2026	3,556,000	3,314,121
3.75%, 3/9/2027	759,000	716,587
3.80%, 1/31/2028	1,182,000	1,114,886
4.20%, 10/29/2025	3,805,000	3,710,065
4.25%, 4/30/2025 (b)	483,000	481,459
4.75%, 7/15/2021	761,000	785,405
Capital One NA:
2.25%, 9/13/2021	1,819,000	1,749,478
2.35%, 1/31/2020	1,495,000	1,478,166
Series BKNT, 2.65%, 8/8/2022	1,018,000	978,196
Series BKNT, 2.95%, 7/23/2021	975,000	960,053
Citibank NA:
Series BKNT, 2.10%, 6/12/2020	2,356,000	2,312,178
Series BKNT, 2.13%, 10/20/2020	1,930,000	1,884,124
Series BKNT, 2.85%, 2/12/2021	2,985,000	2,949,896
Series BKNT, 3.05%, 5/1/2020	3,330,000	3,322,208
Series BKNT, 3.40%, 7/23/2021	2,050,000	2,048,668
Citigroup, Inc.:
2.35%, 8/2/2021	1,496,000	1,449,534
2.40%, 2/18/2020	1,700,000	1,682,983
2.45%, 1/10/2020	1,628,000	1,613,625
2.65%, 10/26/2020	2,760,000	2,722,409
2.70%, 3/30/2021	2,028,000	1,992,834
2.70%, 10/27/2022	1,497,000	1,439,650
2.75%, 4/25/2022	2,905,000	2,820,145
2.90%, 12/8/2021	1,736,000	1,699,718
3.20%, 10/21/2026	2,484,000	2,318,938
3.30%, 4/27/2025	1,431,000	1,376,093
3.38%, 3/1/2023	262,000	257,627
3.40%, 5/1/2026	1,472,000	1,400,063
3.50%, 5/15/2023	1,015,000	1,000,699
3.70%, 1/12/2026	1,828,000	1,777,821
3.75%, 6/16/2024	1,211,000	1,200,089
3.88%, 10/25/2023	761,000	763,976
3.88%, 3/26/2025	662,000	643,345
4.00%, 8/5/2024	1,437,000	1,424,757
4.05%, 7/30/2022	805,000	812,704
4.13%, 7/25/2028	100,000	96,501
4.30%, 11/20/2026	856,000	842,818
Security Description	Principal Amount	Value
4.40%, 6/10/2025	$ 2,470,000	$ 2,469,481
4.45%, 9/29/2027	3,450,000	3,409,704
4.50%, 1/14/2022	4,029,000	4,144,713
4.60%, 3/9/2026	2,320,000	2,334,593
5.38%, 8/9/2020	1,076,000	1,116,006
5.50%, 9/13/2025	984,000	1,047,832
6.63%, 1/15/2028	13,000	14,778
3 Month USD LIBOR + 0.72%, 3.14%, 1/24/2023 (c)	3,758,000	3,683,817
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (c)	1,265,000	1,222,724
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (c)	3,940,000	3,953,199
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (c)	1,750,000	1,717,363
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	2,065,000	1,967,160
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	2,518,000	2,444,751
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	1,754,000	1,647,830
Citizens Bank NA/Providence RI:
2.25%, 3/2/2020	863,000	849,546
2.65%, 5/26/2022	717,000	690,055
Series BKNT, 2.20%, 5/26/2020	270,000	264,635
Series BKNT, 2.25%, 10/30/2020	502,000	489,038
Series BKNT, 2.55%, 5/13/2021	759,000	739,494
Series BKNT, 3.70%, 3/29/2023	1,550,000	1,539,584
Series MTN, 2.45%, 12/4/2019	1,211,000	1,202,148
Citizens Financial Group, Inc.:
2.38%, 7/28/2021	218,000	210,438
4.30%, 12/3/2025	644,000	637,135
Comerica Bank:
Series BKNT, 2.50%, 6/2/2020	100,000	98,660
Series BKNT, 4.00%, 7/27/2025	250,000	245,773
Comerica, Inc. 3.70%, 7/31/2023	1,725,000	1,717,824
Commonwealth Bank of Australia:
Series GMTN, 2.30%, 3/12/2020	1,021,000	1,008,186
Series GMTN, 2.40%, 11/2/2020	1,517,000	1,487,934

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 2.55%, 3/15/2021	$ 724,000	$ 708,260
Compass Bank:
3.50%, 6/11/2021	1,115,000	1,108,845
Series BKNT, 2.88%, 6/29/2022	1,041,000	1,003,389
Series BKNT, 3.88%, 4/10/2025	619,000	595,422
Cooperatieve Rabobank UA:
2.75%, 1/10/2022	2,911,000	2,833,422
2.75%, 1/10/2023	1,285,000	1,235,540
3.13%, 4/26/2021	2,651,000	2,632,788
3.75%, 7/21/2026	1,437,000	1,356,672
3.88%, 2/8/2022	3,560,000	3,588,836
3.95%, 11/9/2022	2,583,000	2,570,059
4.38%, 8/4/2025	947,000	936,488
4.50%, 1/11/2021	1,082,000	1,107,297
4.63%, 12/1/2023	842,000	853,535
Series GMTN, 2.50%, 1/19/2021	2,034,000	1,993,422
Series MTN, 2.25%, 1/14/2020	842,000	832,056
Series MTN, 3.38%, 5/21/2025	946,000	922,870
Credit Suisse AG:
3.00%, 10/29/2021	1,786,000	1,758,281
5.40%, 1/14/2020	1,996,000	2,047,357
Series MTN, 3.63%, 9/9/2024	1,927,000	1,898,423
Series MTN, 4.38%, 8/5/2020	1,435,000	1,460,600
Credit Suisse Group Funding Guernsey, Ltd.:
2.75%, 3/26/2020	840,000	832,339
3.13%, 12/10/2020	2,831,000	2,808,041
3.45%, 4/16/2021	1,956,000	1,947,589
3.75%, 3/26/2025	2,886,000	2,781,844
3.80%, 9/15/2022	394,000	391,754
3.80%, 6/9/2023	1,634,000	1,614,441
4.55%, 4/17/2026	2,422,000	2,431,349
Deutsche Bank AG:
2.70%, 7/13/2020	1,139,000	1,115,149
2.95%, 8/20/2020	708,000	694,690
3.13%, 1/13/2021	1,112,000	1,084,367
3.15%, 1/22/2021	1,434,000	1,399,799
3.30%, 11/16/2022	1,942,000	1,846,182
3.38%, 5/12/2021	1,143,000	1,116,528
3.70%, 5/30/2024	58,000	54,771
3.70%, 5/30/2024	3,238,000	3,037,924
3.95%, 2/27/2023	1,186,000	1,152,816
4.10%, 1/13/2026	50,000	47,567
4.10%, 1/13/2026 (b)	375,000	355,601
4.25%, 10/14/2021	2,077,000	2,063,583
Series GMTN, 3.38%, 5/12/2021	300,000	294,738
Discover Bank:
3.35%, 2/6/2023	1,120,000	1,087,106
3.45%, 7/27/2026	653,000	607,976
4.20%, 8/8/2023	1,020,000	1,023,315
7.00%, 4/15/2020	56,000	58,677
Security Description	Principal Amount	Value
Series BKNT, 3.10%, 6/4/2020	$ 1,142,000	$ 1,134,634
Series BKNT, 3.20%, 8/9/2021 (b)	997,000	982,773
Series BKNT, 4.25%, 3/13/2026	884,000	870,050
Series BKNT, 4.65%, 9/13/2028 (b)	1,000,000	1,002,650
Series BKNT, USD 5 Year Swap Rate + 1.73%, 4.68%, 8/9/2028 (c)	250,000	248,245
Fifth Third Bancorp:
2.60%, 6/15/2022	563,000	541,899
2.88%, 7/27/2020	692,000	687,371
3.50%, 3/15/2022	1,074,000	1,070,166
3.95%, 3/14/2028	701,000	689,784
4.30%, 1/16/2024	807,000	814,545
Fifth Third Bank:
Series BKNT, 2.20%, 10/30/2020	710,000	695,168
Series BKNT, 2.25%, 6/14/2021	1,231,000	1,196,003
Series BKNT, 2.88%, 10/1/2021	983,000	965,640
Series BKNT, 3.35%, 7/26/2021	755,000	752,327
Series BKNT, 3.85%, 3/15/2026	1,007,000	981,452
Series BKNT, 3.95%, 7/28/2025	745,000	743,674
First Horizon National Corp. 3.50%, 12/15/2020	239,000	239,299
First Republic Bank 2.50%, 6/6/2022	925,000	889,036
First Tennessee Bank NA Series BKNT, 2.95%, 12/1/2019	100,000	99,716
Goldman Sachs Bank USA Series BKNT, 3.20%, 6/5/2020	2,411,000	2,415,629
Goldman Sachs Group, Inc.:
2.30%, 12/13/2019	2,580,000	2,557,399
2.35%, 11/15/2021	1,809,000	1,742,248
2.60%, 4/23/2020	1,575,000	1,559,927
2.60%, 12/27/2020	1,734,000	1,705,684
2.63%, 4/25/2021	1,513,000	1,481,439
2.75%, 9/15/2020	1,697,000	1,678,469
2.88%, 2/25/2021	1,625,000	1,602,721
3.00%, 4/26/2022	2,934,000	2,872,650
3.20%, 2/23/2023	1,911,000	1,867,200
3.50%, 1/23/2025	2,332,000	2,257,726
3.50%, 11/16/2026	3,344,000	3,174,259
3.63%, 1/22/2023	4,124,000	4,102,803
3.75%, 5/22/2025	1,978,000	1,937,787
3.75%, 2/25/2026	2,255,000	2,192,649
3.85%, 1/26/2027	3,175,000	3,082,163
4.00%, 3/3/2024	2,072,000	2,077,884
4.25%, 10/21/2025	1,711,000	1,694,438

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 7/27/2021	$ 7,506,000	$ 7,848,649
5.75%, 1/24/2022	5,074,000	5,396,808
5.95%, 1/15/2027	245,000	268,836
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (c)	2,340,000	2,259,644
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (c)	3,156,000	3,051,442
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (c)	100,000	95,404
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	2,845,000	2,802,524
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	2,015,000	1,917,615
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (c)	4,834,000	4,712,957
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (c)	4,012,000	3,837,157
Series D, 6.00%, 6/15/2020	3,271,000	3,414,891
Series GMTN, 5.38%, 3/15/2020	2,026,000	2,088,401
Series MTN, 3.85%, 7/8/2024	2,371,000	2,355,802
HSBC Bank USA NA Series BKNT, 4.88%, 8/24/2020	1,661,000	1,707,408
HSBC Holdings PLC:
2.65%, 1/5/2022	1,927,000	1,870,558
2.95%, 5/25/2021	2,665,000	2,628,196
3.40%, 3/8/2021	2,810,000	2,802,863
3.60%, 5/25/2023	910,000	900,591
3.90%, 5/25/2026	1,885,000	1,826,113
4.00%, 3/30/2022	1,508,000	1,525,945
4.25%, 3/14/2024	2,704,000	2,686,992
4.25%, 8/18/2025	3,987,000	3,909,692
4.30%, 3/8/2026	1,917,000	1,907,127
4.38%, 11/23/2026	988,000	968,774
4.88%, 1/14/2022	767,000	795,164
5.10%, 4/5/2021	2,110,000	2,191,952
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (c)	1,510,000	1,500,064
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (c)	2,398,000	2,348,265
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	7,000,000	6,937,350
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (c)	2,250,000	2,252,115
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	$ 4,178,000	$ 4,033,023
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (c)	1,271,000	1,227,049
HSBC USA, Inc.:
2.35%, 3/5/2020	1,565,000	1,547,801
2.38%, 11/13/2019	1,045,000	1,037,706
2.75%, 8/7/2020	1,402,000	1,390,574
3.50%, 6/23/2024	270,000	264,651
5.00%, 9/27/2020	373,000	382,866
Huntington Bancshares, Inc.:
2.30%, 1/14/2022	724,000	692,998
3.15%, 3/14/2021	881,000	873,732
4.00%, 5/15/2025	1,030,000	1,027,713
7.00%, 12/15/2020	25,000	26,787
Huntington National Bank:
2.40%, 4/1/2020	497,000	490,653
2.88%, 8/20/2020	250,000	247,688
3.25%, 5/14/2021	536,000	532,688
Series BKNT, 2.38%, 3/10/2020	1,112,000	1,098,778
Series BKNT, 2.50%, 8/7/2022	695,000	665,393
Series BKNT, 3.55%, 10/6/2023	1,200,000	1,185,996
ING Groep NV:
3.15%, 3/29/2022	2,150,000	2,097,776
3.95%, 3/29/2027	2,510,000	2,414,344
4.10%, 10/2/2023 (d)	2,250,000	2,252,317
4.55%, 10/2/2028 (d)	2,250,000	2,241,180
Intesa Sanpaolo SpA 5.25%, 1/12/2024	2,164,000	2,135,695
JPMorgan Chase & Co.:
2.25%, 1/23/2020	3,774,000	3,734,977
2.40%, 6/7/2021	1,537,000	1,498,375
2.55%, 10/29/2020	2,142,000	2,110,941
2.55%, 3/1/2021	2,321,000	2,277,690
2.70%, 5/18/2023	1,909,000	1,835,542
2.75%, 6/23/2020	2,205,000	2,188,573
2.95%, 10/1/2026	1,532,000	1,422,860
2.97%, 1/15/2023	891,000	867,968
3.13%, 1/23/2025	2,376,000	2,277,824
3.20%, 1/25/2023	2,080,000	2,049,466
3.20%, 6/15/2026	743,000	706,556
3.25%, 9/23/2022	2,795,000	2,770,236
3.30%, 4/1/2026	4,367,000	4,181,752
3.38%, 5/1/2023	1,023,000	1,003,113
3.63%, 5/13/2024	3,303,000	3,276,147
3.63%, 12/1/2027	163,000	153,652
3.88%, 2/1/2024	2,096,000	2,110,819
3.88%, 9/10/2024	2,746,000	2,718,128
3.90%, 7/15/2025	1,217,000	1,215,625
4.13%, 12/15/2026	1,886,000	1,867,215
4.25%, 10/15/2020	8,089,000	8,243,581
4.25%, 10/1/2027	1,381,000	1,372,631
4.35%, 8/15/2021	2,672,000	2,738,292

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.40%, 7/22/2020	$ 2,386,000	$ 2,434,985
4.50%, 1/24/2022	2,988,000	3,079,642
4.63%, 5/10/2021	1,961,000	2,024,301
4.95%, 3/25/2020	2,089,000	2,142,875
3 Month USD LIBOR + 0.61%, 3.51%, 6/18/2022 (c)	3,550,000	3,551,952
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (c)	3,614,000	3,577,390
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (c)	5,115,000	5,109,987
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (c)	1,423,000	1,380,708
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (c)	1,970,000	1,864,408
3 Month USD LIBOR + 1.12%, 4.01%, 4/23/2029 (c)	1,725,000	1,695,106
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	6,428,000	6,224,232
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (c)	2,050,000	2,042,825
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	3,341,000	3,247,185
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	2,549,000	2,431,313
Series MTN, 2.30%, 8/15/2021	2,178,000	2,115,775
JPMorgan Chase Bank NA:
3 Month USD LIBOR + 0.28%, 2.60%, 2/1/2021 (c)	935,000	927,043
Series BKNT, 3 Month USD LIBOR + 0.35%, 3.09%, 4/26/2021 (c)	5,630,000	5,612,660
KeyBank NA:
3.30%, 6/1/2025	254,000	244,871
Series BKNT, 2.25%, 3/16/2020	778,000	767,489
Series BKNT, 2.30%, 9/14/2022	945,000	902,135
Series BKNT, 2.40%, 6/9/2022	744,000	714,366
Series BKNT, 2.50%, 12/15/2019	300,000	298,299
Series BKNT, 2.50%, 11/22/2021	1,125,000	1,092,780
Series BKNT, 3.18%, 10/15/2027	250,000	245,910
Series BKNT, 3.35%, 6/15/2021	960,000	958,819
Security Description	Principal Amount	Value
Series BKNT, 3.38%, 3/7/2023	$ 990,000	$ 981,892
Series BKNT, 6.95%, 2/1/2028	146,000	173,661
Series MTN, 3.40%, 5/20/2026	995,000	941,797
KeyCorp.:
Series MTN, 2.90%, 9/15/2020	834,000	828,037
Series MTN, 4.10%, 4/30/2028 (b)	700,000	696,752
Series MTN, 5.10%, 3/24/2021	939,000	976,804
Lloyds Bank PLC:
2.40%, 3/17/2020	30,000	29,597
2.70%, 8/17/2020	1,746,000	1,728,959
3.30%, 5/7/2021	2,915,000	2,902,670
6.38%, 1/21/2021	522,000	554,834
Lloyds Banking Group PLC:
3.00%, 1/11/2022	3,370,000	3,283,357
3.10%, 7/6/2021	929,000	915,307
3.75%, 1/11/2027	1,025,000	964,330
4.05%, 8/16/2023	900,000	894,168
4.38%, 3/22/2028	1,015,000	989,666
4.45%, 5/8/2025 (b)	1,295,000	1,295,272
4.50%, 11/4/2024	1,317,000	1,295,533
4.55%, 8/16/2028	750,000	739,808
4.58%, 12/10/2025	2,006,000	1,966,181
4.65%, 3/24/2026	825,000	810,035
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (c)	2,824,000	2,691,752
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (c)	1,300,000	1,190,202
M&T Bank Corp. 3.55%, 7/26/2023	685,000	681,541
Manufacturers & Traders Trust Co.:
2.90%, 2/6/2025	640,000	610,432
Series BKNT, 2.05%, 8/17/2020	745,000	729,184
Series BKNT, 2.10%, 2/6/2020	666,000	657,848
Series BKNT, 2.50%, 5/18/2022	942,000	909,313
Series BKNT, 2.63%, 1/25/2021	874,000	859,588
Series BKNT, 3.40%, 8/17/2027	460,000	441,476
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	1,442,000	1,387,665
2.53%, 9/13/2023	1,025,000	963,613
2.67%, 7/25/2022	2,483,000	2,393,339
2.76%, 9/13/2026	693,000	629,216
2.95%, 3/1/2021	2,367,000	2,336,182
3.00%, 2/22/2022	935,000	914,888

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.29%, 7/25/2027 (b)	$ 931,000	$ 875,643
3.46%, 3/2/2023	1,211,000	1,193,441
3.54%, 7/26/2021	832,000	831,343
3.68%, 2/22/2027	3,518,000	3,405,318
3.76%, 7/26/2023	2,025,000	2,013,923
3.78%, 3/2/2025	760,000	750,705
3.85%, 3/1/2026	2,017,000	1,980,331
3.96%, 3/2/2028	779,000	765,554
4.05%, 9/11/2028	2,000,000	1,983,100
Mizuho Financial Group, Inc.:
2.27%, 9/13/2021	1,378,000	1,324,175
2.60%, 9/11/2022	1,070,000	1,019,089
2.84%, 9/13/2026	705,000	642,417
2.95%, 2/28/2022	1,495,000	1,456,085
3.17%, 9/11/2027 (b)	723,000	669,794
3.55%, 3/5/2023	900,000	888,678
3.66%, 2/28/2027	750,000	723,510
4.02%, 3/5/2028	1,050,000	1,037,432
3 Month USD LIBOR + 1.00%, 3.92%, 9/11/2024 (c)	2,150,000	2,139,766
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (c)	2,100,000	2,095,569
Morgan Stanley:
2.65%, 1/27/2020	2,104,000	2,090,261
2.75%, 5/19/2022	2,615,000	2,535,949
2.80%, 6/16/2020	2,947,000	2,923,630
3.63%, 1/20/2027	2,834,000	2,717,579
3.95%, 4/23/2027	2,689,000	2,578,375
4.88%, 11/1/2022	2,911,000	3,014,748
5.00%, 11/24/2025	2,717,000	2,811,552
5.75%, 1/25/2021	2,511,000	2,636,952
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (c)	2,600,000	2,580,552
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	2,852,000	2,704,979
Series F, 3.88%, 4/29/2024	4,163,000	4,147,597
Series GMTN, 2.50%, 4/21/2021	2,277,000	2,223,673
Series GMTN, 3.13%, 1/23/2023	2,335,000	2,276,999
Series GMTN, 3.70%, 10/23/2024	3,526,000	3,474,415
Series GMTN, 3.75%, 2/25/2023	2,286,000	2,281,085
Series GMTN, 3.88%, 1/27/2026	2,163,000	2,123,525
Series GMTN, 4.00%, 7/23/2025	2,072,000	2,063,090
Series GMTN, 4.35%, 9/8/2026	2,693,000	2,670,029
Series GMTN, 5.50%, 1/26/2020	2,432,000	2,504,741
Series GMTN, 5.50%, 7/24/2020	1,547,000	1,605,059
Security Description	Principal Amount	Value
Series GMTN, 5.50%, 7/28/2021	$ 2,972,000	$ 3,126,395
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (c)	1,866,000	1,792,106
Series MTN, 2.63%, 11/17/2021	4,068,000	3,954,421
Series MTN, 3.13%, 7/27/2026	4,178,000	3,887,921
Series MTN, 4.10%, 5/22/2023	1,623,000	1,631,732
Series MTN, 6.25%, 8/9/2026	655,000	734,943
MUFG Americas Holdings Corp.:
2.25%, 2/10/2020	1,394,000	1,375,822
3.00%, 2/10/2025	235,000	222,883
3.50%, 6/18/2022	70,000	69,590
National Australia Bank, Ltd.:
1.88%, 7/12/2021	786,000	752,320
2.25%, 1/10/2020	637,000	629,770
2.50%, 1/12/2021	1,022,000	1,001,243
2.50%, 7/12/2026	1,094,000	985,431
2.80%, 1/10/2022	902,000	879,288
2.88%, 4/12/2023	900,000	867,879
3.00%, 1/20/2023	746,000	724,388
3.38%, 9/20/2021	950,000	946,124
3.38%, 1/14/2026	479,000	460,726
3.63%, 6/20/2023 (b)	820,000	816,859
Series GMTN, 2.50%, 5/22/2022	510,000	489,748
Series GMTN, 2.63%, 7/23/2020	914,000	903,626
Series GMTN, 2.63%, 1/14/2021	1,161,000	1,140,822
Series MTN, 2.13%, 5/22/2020	1,057,000	1,039,697
National Bank of Canada:
2.15%, 6/12/2020	1,147,000	1,126,205
2.20%, 11/2/2020	900,000	878,823
Natwest Markets PLC 5.63%, 8/24/2020	528,000	545,165
Northern Trust Corp.:
2.38%, 8/2/2022	752,000	724,605
3.38%, 8/23/2021	165,000	165,617
3.45%, 11/4/2020	400,000	402,684
3.65%, 8/3/2028	1,250,000	1,237,300
3.95%, 10/30/2025	420,000	425,897
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (c)	937,000	874,952
People's United Bank NA 4.00%, 7/15/2024	15,000	14,819
PNC Bank NA:
2.50%, 1/22/2021	1,272,000	1,248,506
2.95%, 2/23/2025	819,000	780,908
3.25%, 1/22/2028	878,000	835,698
3.30%, 10/30/2024	369,000	360,181
3.80%, 7/25/2023	781,000	779,883

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 2.00%, 5/19/2020	$ 715,000	$ 702,409
Series BKNT, 2.15%, 4/29/2021	1,129,000	1,095,661
Series BKNT, 2.30%, 6/1/2020	722,000	711,993
Series BKNT, 2.45%, 11/5/2020	1,695,000	1,666,609
Series BKNT, 2.45%, 7/28/2022	510,000	490,763
Series BKNT, 2.55%, 12/9/2021	995,000	969,508
Series BKNT, 2.63%, 2/17/2022 (b)	1,219,000	1,184,417
Series BKNT, 2.70%, 11/1/2022	992,000	954,631
Series BKNT, 2.95%, 1/30/2023	3,133,000	3,030,112
Series BKNT, 3.10%, 10/25/2027	965,000	909,570
Series BKNT, 3.50%, 6/8/2023	770,000	766,520
Series BKNT, 4.05%, 7/26/2028	4,450,000	4,454,984
Series BKNT, 4.20%, 11/1/2025	50,000	50,839
Series MTN, 2.60%, 7/21/2020	1,057,000	1,047,328
Series MTN, 3.25%, 6/1/2025	693,000	671,219
PNC Financial Services Group, Inc.:
2.85%, 11/9/2022 (e)	337,000	327,025
3.15%, 5/19/2027 (b)	786,000	745,450
3.30%, 3/8/2022	485,000	482,265
3.90%, 4/29/2024	841,000	836,349
4.38%, 8/11/2020	944,000	963,371
5.13%, 2/8/2020	1,000,000	1,025,890
RBC USA Holdco Corp. 5.25%, 9/15/2020	250,000	259,205
Regions Bank:
2.75%, 4/1/2021	959,000	940,674
Series BKNT, 3 Month USD LIBOR + 0.50%, 3.37%, 8/13/2021 (c)	2,000,000	1,993,280
Regions Financial Corp.:
2.75%, 8/14/2022	908,000	875,167
3.20%, 2/8/2021	1,012,000	1,004,015
3.80%, 8/14/2023	1,290,000	1,282,931
Royal Bank of Canada:
2.15%, 10/26/2020	1,635,000	1,601,433
Series GMTN, 2.13%, 3/2/2020	1,547,000	1,527,910
Series GMTN, 2.15%, 3/6/2020	551,000	544,476
Series GMTN, 2.50%, 1/19/2021	685,000	673,787
Series GMTN, 2.75%, 2/1/2022	803,000	786,627
Security Description	Principal Amount	Value
Series GMTN, 3.20%, 4/30/2021	$ 1,470,000	$ 1,467,001
Series GMTN, 4.65%, 1/27/2026	1,154,000	1,179,480
Series MTN, 2.35%, 10/30/2020	1,567,000	1,540,157
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	2,837,000	2,754,812
4.80%, 4/5/2026	1,039,000	1,038,636
5.13%, 5/28/2024	4,245,000	4,247,802
6.00%, 12/19/2023	3,136,000	3,263,322
6.10%, 6/10/2023	941,000	982,404
6.13%, 12/15/2022	2,263,000	2,364,337
6.40%, 10/21/2019	947,000	975,315
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (c)	1,119,000	1,084,378
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (c)	1,110,000	1,106,814
3 Month USD LIBOR + 1.75%, 4.89%, 5/18/2029 (c)	1,070,000	1,060,948
Santander Holdings USA, Inc.:
2.65%, 4/17/2020	996,000	982,823
3.40%, 1/18/2023	948,000	914,355
3.70%, 3/28/2022	1,873,000	1,848,726
4.40%, 7/13/2027	692,000	661,331
4.50%, 7/17/2025	1,014,000	1,001,437
Santander UK Group Holdings PLC:
2.88%, 10/16/2020	746,000	736,585
2.88%, 8/5/2021	868,000	845,180
3.13%, 1/8/2021	1,189,000	1,173,293
3.57%, 1/10/2023	2,020,000	1,962,329
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (c)	731,000	702,593
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	631,000	580,192
Santander UK PLC:
2.13%, 11/3/2020	986,000	959,201
2.38%, 3/16/2020	767,000	757,221
2.50%, 1/5/2021	867,000	847,701
3.40%, 6/1/2021	1,020,000	1,015,614
4.00%, 3/13/2024	1,072,000	1,074,916
Shinhan Bank Co., Ltd. Series GMTN, 5 Year CMT + 2.15, 3.88%, 12/7/2026 (c)	1,000,000	983,892
Skandinaviska Enskilda Banken AB:
1.88%, 9/13/2021	1,299,000	1,240,454
2.30%, 3/11/2020	841,000	830,092
2.63%, 3/15/2021	1,171,000	1,148,154
2.80%, 3/11/2022	530,000	516,453
Sumitomo Mitsui Banking Corp.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.45%, 1/16/2020	$ 807,000	$ 799,592
2.51%, 1/17/2020	1,284,000	1,273,561
3.00%, 1/18/2023	250,000	242,650
3.20%, 7/18/2022 (b)	501,000	492,348
3.95%, 7/19/2023	15,000	15,115
3.95%, 1/10/2024	330,000	331,993
Series GMTN, 2.45%, 10/20/2020	258,000	252,757
Series GMTN, 2.65%, 7/23/2020	1,061,000	1,046,952
Series GMTN, 3.40%, 7/11/2024	400,000	391,096
Series GMTN, 3.65%, 7/23/2025	250,000	245,733
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	1,688,000	1,621,763
2.44%, 10/19/2021	1,088,000	1,051,073
2.63%, 7/14/2026	987,000	889,287
2.78%, 7/12/2022	2,303,000	2,227,577
2.78%, 10/18/2022	1,039,000	1,000,775
2.85%, 1/11/2022	1,251,000	1,218,599
2.93%, 3/9/2021	1,869,000	1,843,469
3.01%, 10/19/2026	128,000	118,332
3.10%, 1/17/2023	1,949,000	1,895,247
3.35%, 10/18/2027	627,000	590,346
3.36%, 7/12/2027	1,171,000	1,106,021
3.45%, 1/11/2027	4,603,000	4,385,186
3.54%, 1/17/2028 (b)	757,000	723,170
3.75%, 7/19/2023	3,172,000	3,160,168
3.78%, 3/9/2026	1,358,000	1,330,175
3.94%, 7/19/2028 (b)	2,650,000	2,607,812
SunTrust Bank:
3.30%, 5/15/2026	400,000	376,380
Series BKNT, 2.25%, 1/31/2020	788,000	778,725
Series BKNT, 2.45%, 8/1/2022	1,012,000	971,419
Series BKNT, 2.75%, 5/1/2023	2,650,000	2,552,612
Series BKNT, 3.00%, 2/2/2023	684,000	666,702
Series BKNT, 3 Month USD LIBOR + 0.30%, 2.59%, 1/29/2021 (c)	745,000	737,602
Series BKNT, 3 Month USD LIBOR + 0.59%, 3.50%, 8/2/2022 (c)	2,240,000	2,231,443
Series BKNT, 3 Month USD LIBOR + 0.74%, 3.69%, 8/2/2024 (c)	1,840,000	1,825,041
SunTrust Banks, Inc.:
2.70%, 1/27/2022	777,000	754,436
2.90%, 3/3/2021	862,000	851,509
4.00%, 5/1/2025	403,000	403,661
SVB Financial Group 3.50%, 1/29/2025	735,000	709,569
Svenska Handelsbanken AB:
Security Description	Principal Amount	Value
1.95%, 9/8/2020	$ 1,340,000	$ 1,305,817
Series BKNT, 1.88%, 9/7/2021	852,000	814,665
Series BKNT, 2.45%, 3/30/2021	1,512,000	1,478,025
Series BKNT, 3.35%, 5/24/2021	1,235,000	1,232,567
Series GMTN, 2.40%, 10/1/2020	1,062,000	1,042,863
Synchrony Bank:
Series BKNT, 3.00%, 6/15/2022	968,000	928,290
Series BKNT, 3.65%, 5/24/2021	750,000	743,625
Synovus Financial Corp. 3.13%, 11/1/2022	660,000	633,785
Toronto-Dominion Bank:
1.80%, 7/13/2021	1,381,000	1,326,575
USD 5 year swap rate + 2.21%, 3.63%, 9/15/2031 (c)	901,000	844,859
Series GMTN, 1.85%, 9/11/2020	1,181,000	1,152,266
Series GMTN, 2.50%, 12/14/2020	1,535,000	1,511,653
Series GMTN, 2.55%, 1/25/2021	850,000	836,944
Series GMTN, 3.15%, 9/17/2020	3,040,000	3,043,830
Series GMTN, 3.50%, 7/19/2023 (b)	2,542,000	2,530,103
Series MTN, 2.13%, 4/7/2021	1,752,000	1,703,382
Series MTN, 2.25%, 11/5/2019	1,107,000	1,098,897
Series MTN, 3.00%, 6/11/2020	1,020,000	1,018,205
Series MTN, 3.25%, 6/11/2021	750,000	749,078
UBS AG:
Series GMTN, 2.35%, 3/26/2020	1,768,000	1,746,678
Series GMTN, 4.88%, 8/4/2020	1,044,000	1,073,044
US Bancorp:
Series MTN, 2.35%, 1/29/2021	661,000	649,307
Series MTN, 2.95%, 7/15/2022	2,190,000	2,144,448
Series MTN, 3.00%, 3/15/2022	425,000	419,802
Series MTN, 3.10%, 4/27/2026	597,000	563,252
Series MTN, 3.60%, 9/11/2024	1,028,000	1,015,736
Series MTN, 3.70%, 1/30/2024 (b)	614,000	617,518
Series MTN, 3.90%, 4/26/2028 (b)	665,000	669,442

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.13%, 5/24/2021	$ 781,000	$ 797,518
Series V, 2.38%, 7/22/2026	2,167,000	1,961,265
Series V, 2.63%, 1/24/2022	902,000	881,272
Series X, 3.15%, 4/27/2027	815,000	777,445
US Bank NA:
Series BKNT, 2.00%, 1/24/2020	926,000	913,823
Series BKNT, 2.05%, 10/23/2020	1,001,000	978,157
Series BKNT, 2.35%, 1/23/2020	1,064,000	1,054,743
Series BKNT, 2.80%, 1/27/2025 (b)	954,000	905,375
Series BKNT, 2.85%, 1/23/2023	883,000	859,344
Series BKNT, 3.05%, 7/24/2020	1,575,000	1,571,866
Series BKNT, 3.15%, 4/26/2021	950,000	947,359
Series BKNT, 3.40%, 7/24/2023	1,767,000	1,758,395
Series BKNT, 3 Month USD LIBOR + 0.29%, 3.10%, 5/21/2021 (c)	1,590,000	1,585,564
Wachovia Corp. 7.57%, 8/1/2026 (e)	900,000	1,067,805
Wells Fargo & Co.:
2.10%, 7/26/2021	2,548,000	2,452,832
2.50%, 3/4/2021	2,656,000	2,600,118
3.00%, 4/22/2026	2,980,000	2,772,324
3.00%, 10/23/2026	3,324,000	3,080,517
3.07%, 1/24/2023	2,819,000	2,749,202
4.13%, 8/15/2023	1,740,000	1,760,428
4.48%, 1/16/2024	633,000	651,180
Series GMTN, 2.60%, 7/22/2020	2,433,000	2,406,918
Series GMTN, 4.30%, 7/22/2027	2,029,000	2,020,093
Series M, 3.45%, 2/13/2023	3,066,000	3,012,314
Series MTN, 2.55%, 12/7/2020	6,856,000	6,750,966
Series MTN, 2.63%, 7/22/2022	4,799,000	4,628,540
Series MTN, 3.00%, 1/22/2021 (b)	1,220,000	1,209,959
Series MTN, 3.00%, 2/19/2025	1,651,000	1,562,820
Series MTN, 3.30%, 9/9/2024	3,067,000	2,972,567
Series MTN, 3.50%, 3/8/2022	2,413,000	2,408,246
Series MTN, 3.55%, 9/29/2025	2,603,000	2,536,181
Series MTN, 4.10%, 6/3/2026	2,037,000	2,011,660
Series MTN, 4.60%, 4/1/2021	2,636,000	2,708,490
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	1,686,000	1,617,430
Series N, 2.15%, 1/30/2020	1,970,000	1,946,104
Security Description	Principal Amount	Value
Wells Fargo Bank NA:
Series BKNT, 2.40%, 1/15/2020	$ 2,423,000	$ 2,403,810
Series BKNT, 2.60%, 1/15/2021	2,427,000	2,385,668
Series BKNT, 3.55%, 8/14/2023	4,620,000	4,599,811
Series BKNT, 3 Month USD LIBOR + 0.49%, 3.33%, 7/23/2021 (c)	2,468,000	2,464,199
Westpac Banking Corp.:
2.00%, 8/19/2021	743,000	713,860
2.10%, 5/13/2021	1,168,000	1,129,561
2.15%, 3/6/2020	1,839,000	1,814,780
2.30%, 5/26/2020	921,000	908,355
2.50%, 6/28/2022	1,918,000	1,844,061
2.60%, 11/23/2020	1,516,000	1,494,352
2.65%, 1/25/2021	1,278,000	1,257,156
2.70%, 8/19/2026	871,000	794,265
2.75%, 1/11/2023	1,331,000	1,283,523
2.80%, 1/11/2022	1,220,000	1,192,355
2.85%, 5/13/2026	176,000	162,606
3.05%, 5/15/2020 (b)	1,430,000	1,426,568
3.35%, 3/8/2027	2,513,000	2,392,376
3.40%, 1/25/2028 (b)	713,000	679,731
3.65%, 5/15/2023	1,750,000	1,750,543
4.88%, 11/19/2019	1,390,000	1,419,385
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (c)	1,176,000	1,132,476
ZB NA 3.50%, 8/27/2021	745,000	740,456
		1,076,276,861
BEVERAGES — 2.7%
Anheuser-Busch InBev Finance, Inc.:
2.63%, 1/17/2023	1,589,000	1,529,508
2.65%, 2/1/2021	8,244,000	8,124,627
3.30%, 2/1/2023	6,036,000	5,956,868
3.65%, 2/1/2026	10,821,000	10,505,351
3.70%, 2/1/2024	2,317,000	2,310,767
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/2022	3,666,000	3,537,580
3.50%, 1/12/2024	1,667,000	1,649,713
3.75%, 1/15/2022	1,946,000	1,962,794
4.00%, 4/13/2028 (b)	3,460,000	3,408,896
4.38%, 2/15/2021	186,000	190,998
6.88%, 11/15/2019	983,000	1,022,123
Beam Suntory, Inc. 3.25%, 5/15/2022	530,000	520,290
Brown-Forman Corp. 3.50%, 4/15/2025	575,000	567,531
Coca-Cola Bottling Co. Consolidated 3.80%, 11/25/2025	376,000	366,732
Coca-Cola Co.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
1.55%, 9/1/2021	$ 377,000	$ 361,060
1.88%, 10/27/2020	1,801,000	1,760,928
2.20%, 5/25/2022	633,000	610,680
2.25%, 9/1/2026	982,000	891,096
2.45%, 11/1/2020	1,803,000	1,782,933
2.50%, 4/1/2023	850,000	822,094
2.55%, 6/1/2026	314,000	291,182
2.88%, 10/27/2025	1,746,000	1,668,862
2.90%, 5/25/2027 (b)	507,000	477,518
3.15%, 11/15/2020	460,000	461,352
3.20%, 11/1/2023	1,717,000	1,702,543
3.30%, 9/1/2021	1,281,000	1,289,967
Coca-Cola European Partners PLC:
3.50%, 9/15/2020	485,000	484,699
4.50%, 9/1/2021	225,000	229,144
Coca-Cola Femsa SAB de CV:
3.88%, 11/26/2023	332,000	332,382
4.63%, 2/15/2020 (b)	25,000	25,418
Constellation Brands, Inc.:
2.00%, 11/7/2019	1,103,000	1,088,639
2.25%, 11/6/2020	873,000	852,982
2.65%, 11/7/2022	451,000	431,007
2.70%, 5/9/2022	813,000	783,219
3.20%, 2/15/2023	425,000	412,603
3.50%, 5/9/2027	654,000	610,908
3.60%, 2/15/2028	908,000	848,699
3.70%, 12/6/2026	1,018,000	969,625
3.75%, 5/1/2021	290,000	291,474
3.88%, 11/15/2019	137,000	138,143
4.25%, 5/1/2023	1,023,000	1,032,683
4.75%, 11/15/2024	80,000	82,760
4.75%, 12/1/2025	168,000	172,178
Diageo Capital PLC:
2.63%, 4/29/2023	1,222,000	1,180,990
3.00%, 5/18/2020	1,320,000	1,317,241
3.50%, 9/18/2023	780,000	779,875
3.88%, 5/18/2028 (b)	455,000	457,721
4.83%, 7/15/2020	467,000	480,655
Diageo Investment Corp. 2.88%, 5/11/2022	1,110,000	1,089,731
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	780,000	746,234
Keurig Dr Pepper, Inc.:
2.55%, 9/15/2026	3,458,000	3,020,736
3.13%, 12/15/2023	342,000	325,998
3.40%, 11/15/2025	926,000	874,459
3.43%, 6/15/2027	147,000	135,777
3.55%, 5/25/2021 (a)	1,500,000	1,496,790
Maple Escrow Subsidiary, Inc.:
4.06%, 5/25/2023 (a)	1,875,000	1,877,362
4.42%, 5/25/2025 (a)	1,100,000	1,103,982
4.60%, 5/25/2028 (a)	1,316,000	1,324,857
Molson Coors Brewing Co.:
2.10%, 7/15/2021	2,458,000	2,364,252
2.25%, 3/15/2020	450,000	443,254
Security Description	Principal Amount	Value
3.00%, 7/15/2026	$ 1,500,000	$ 1,359,465
3.50%, 5/1/2022	168,000	166,794
PepsiCo, Inc.:
1.70%, 10/6/2021	1,661,000	1,593,364
1.85%, 4/30/2020	370,000	363,899
2.00%, 4/15/2021	1,755,000	1,707,913
2.15%, 10/14/2020	1,274,000	1,253,667
2.25%, 5/2/2022	788,000	761,964
2.38%, 10/6/2026	887,000	810,585
2.75%, 3/5/2022	1,720,000	1,694,372
2.75%, 3/1/2023	934,000	913,415
2.75%, 4/30/2025	443,000	424,040
2.85%, 2/24/2026	730,000	693,909
3.00%, 8/25/2021	640,000	638,202
3.00%, 10/15/2027 (b)	803,000	765,404
3.10%, 7/17/2022	485,000	482,337
3.13%, 11/1/2020	895,000	897,175
3.50%, 7/17/2025	158,000	157,723
3.60%, 3/1/2024	3,339,000	3,371,822
4.50%, 1/15/2020	948,000	967,074
		100,603,594
BIOTECHNOLOGY — 1.3%
Amgen, Inc.:
1.85%, 8/19/2021	1,123,000	1,077,709
2.13%, 5/1/2020	627,000	617,112
2.20%, 5/11/2020	549,000	541,248
2.25%, 8/19/2023	864,000	810,847
2.60%, 8/19/2026	983,000	891,384
2.65%, 5/11/2022	1,153,000	1,119,713
2.70%, 5/1/2022	126,000	122,525
3.13%, 5/1/2025	867,000	828,774
3.20%, 11/2/2027	877,000	821,959
3.45%, 10/1/2020	698,000	700,708
3.63%, 5/15/2022	659,000	662,592
3.63%, 5/22/2024	1,600,000	1,597,840
3.88%, 11/15/2021	1,616,000	1,637,913
4.10%, 6/15/2021	690,000	702,316
4.50%, 3/15/2020	485,000	494,739
Baxalta, Inc.:
2.88%, 6/23/2020	328,000	325,120
4.00%, 6/23/2025 (b)	3,073,000	3,043,899
Biogen, Inc.:
2.90%, 9/15/2020	1,803,000	1,793,877
3.63%, 9/15/2022	886,000	887,949
4.05%, 9/15/2025	925,000	928,228
Bio-Rad Laboratories, Inc. 4.88%, 12/15/2020	594,000	608,969
Celgene Corp.:
2.75%, 2/15/2023	127,000	121,829
2.88%, 8/15/2020	1,546,000	1,535,425
2.88%, 2/19/2021	820,000	809,627
3.25%, 8/15/2022	987,000	973,636
3.25%, 2/20/2023 (b)	1,043,000	1,021,994
3.45%, 11/15/2027	2,886,000	2,688,800
3.55%, 8/15/2022	1,735,000	1,728,945
3.63%, 5/15/2024	1,163,000	1,146,206
3.88%, 8/15/2025	1,481,000	1,457,437

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 2/20/2028	$ 726,000	$ 699,182
3.95%, 10/15/2020	318,000	322,004
4.00%, 8/15/2023	1,099,000	1,108,660
Genzyme Corp. 5.00%, 6/15/2020	470,000	484,828
Gilead Sciences, Inc.:
1.95%, 3/1/2022	628,000	600,443
2.35%, 2/1/2020	931,000	923,012
2.50%, 9/1/2023	665,000	634,769
2.55%, 9/1/2020	1,713,000	1,695,082
2.95%, 3/1/2027 (b)	1,215,000	1,129,938
3.25%, 9/1/2022	722,000	718,065
3.50%, 2/1/2025	1,674,000	1,643,031
3.65%, 3/1/2026	3,727,000	3,656,821
3.70%, 4/1/2024	1,446,000	1,449,919
4.40%, 12/1/2021	1,109,000	1,145,220
4.50%, 4/1/2021	1,581,000	1,625,221
		49,535,515
BUILDING MATERIALS — 0.3%
CRH America, Inc. 5.75%, 1/15/2021	150,000	156,838
Eagle Materials, Inc. 4.50%, 8/1/2026	611,000	609,430
Fortune Brands Home & Security, Inc.:
3.00%, 6/15/2020	75,000	74,387
4.00%, 9/21/2023	1,760,000	1,769,064
4.00%, 6/15/2025	199,000	196,252
Johnson Controls International PLC:
3.75%, 12/1/2021	12,000	12,047
3.90%, 2/14/2026	267,000	263,289
4.25%, 3/1/2021	810,000	822,247
5.00%, 3/30/2020	162,000	165,789
3.63%, 7/2/2024 (e)	75,000	73,922
Lennox International, Inc. 3.00%, 11/15/2023	350,000	333,140
Martin Marietta Materials, Inc.:
3.45%, 6/1/2027	439,000	403,911
3.50%, 12/15/2027	844,000	778,227
4.25%, 7/2/2024	135,000	135,801
Masco Corp.:
3.50%, 4/1/2021	530,000	525,944
3.50%, 11/15/2027	425,000	390,588
4.38%, 4/1/2026	753,000	745,617
4.45%, 4/1/2025	687,000	692,363
5.95%, 3/15/2022	328,000	348,404
7.13%, 3/15/2020	26,000	27,336
Owens Corning:
3.40%, 8/15/2026	680,000	625,015
4.20%, 12/15/2022	618,000	620,416
4.20%, 12/1/2024	499,000	493,875
Vulcan Materials Co.:
3.90%, 4/1/2027	280,000	267,728
4.50%, 4/1/2025	1,615,000	1,620,668
		12,152,298
Security Description	Principal Amount	Value
CHEMICALS — 1.2%
Air Products & Chemicals, Inc.:
2.75%, 2/3/2023	$ 15,000	$ 14,589
3.00%, 11/3/2021	206,000	204,706
3.35%, 7/31/2024	128,000	126,817
Airgas, Inc.:
2.38%, 2/15/2020	75,000	74,078
3.65%, 7/15/2024	330,000	330,465
Albemarle Corp. 4.15%, 12/1/2024	100,000	101,014
Braskem Finance, Ltd. 6.45%, 2/3/2024 (b)	166,000	177,620
Cabot Corp. 3.70%, 7/15/2022	200,000	198,200
Celanese US Holdings LLC:
4.63%, 11/15/2022	401,000	409,115
5.88%, 6/15/2021	837,000	879,175
Dow Chemical Co.:
3.00%, 11/15/2022	1,035,000	1,009,518
3.50%, 10/1/2024 (b)	875,000	854,070
4.13%, 11/15/2021	1,697,000	1,736,693
4.25%, 11/15/2020	1,410,000	1,435,902
Eastman Chemical Co.:
2.70%, 1/15/2020	1,249,000	1,242,193
3.60%, 8/15/2022	692,000	692,415
3.80%, 3/15/2025	535,000	528,505
EI du Pont de Nemours & Co.:
2.20%, 5/1/2020	2,169,000	2,140,629
2.80%, 2/15/2023 (b)	473,000	459,543
3.63%, 1/15/2021	1,398,000	1,411,029
4.25%, 4/1/2021	50,000	51,116
4.63%, 1/15/2020	982,000	1,001,866
FMC Corp.:
4.10%, 2/1/2024	250,000	248,385
5.20%, 12/15/2019	1,000	1,021
International Flavors & Fragrances, Inc.:
3.20%, 5/1/2023	50,000	48,505
3.40%, 9/25/2020	450,000	450,914
4.45%, 9/26/2028	535,000	540,922
LYB International Finance B.V. 4.00%, 7/15/2023	1,121,000	1,121,404
LYB International Finance II B.V. 3.50%, 3/2/2027	1,130,000	1,058,403
LyondellBasell Industries NV:
5.75%, 4/15/2024	842,000	908,316
6.00%, 11/15/2021	1,084,000	1,150,720
Methanex Corp.:
3.25%, 12/15/2019	101,000	100,657
4.25%, 12/1/2024	492,000	483,523
Mosaic Co.:
3.25%, 11/15/2022	728,000	710,572
3.75%, 11/15/2021	280,000	279,751
4.05%, 11/15/2027 (b)	667,000	644,862
4.25%, 11/15/2023	733,000	742,119
NewMarket Corp. 4.10%, 12/15/2022	100,000	100,328
Nutrien, Ltd.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 4/1/2025	$ 743,000	$ 685,358
3.15%, 10/1/2022	609,000	591,540
3.38%, 3/15/2025	696,000	660,859
3.50%, 6/1/2023	335,000	327,677
3.63%, 3/15/2024	2,449,000	2,385,889
4.00%, 12/15/2026	955,000	923,829
4.88%, 3/30/2020	195,000	198,892
PPG Industries, Inc.:
2.30%, 11/15/2019	312,000	308,917
3.20%, 3/15/2023	910,000	897,961
3.60%, 11/15/2020	150,000	151,292
3.75%, 3/15/2028 (b)	492,000	484,969
Praxair, Inc.:
2.20%, 8/15/2022	268,000	257,245
2.25%, 9/24/2020	1,062,000	1,044,764
2.45%, 2/15/2022	810,000	788,333
2.65%, 2/5/2025	569,000	538,490
2.70%, 2/21/2023	792,000	769,555
3.00%, 9/1/2021	18,000	17,936
3.20%, 1/30/2026	559,000	544,091
4.05%, 3/15/2021	213,000	217,196
RPM International, Inc.:
3.45%, 11/15/2022	394,000	387,672
3.75%, 3/15/2027	567,000	538,004
6.13%, 10/15/2019	326,000	335,324
SASOL Financing USA LLC:
5.88%, 3/27/2024	1,360,000	1,387,921
6.50%, 9/27/2028 (b)	905,000	920,901
Sherwin-Williams Co.:
2.25%, 5/15/2020	1,471,000	1,449,935
2.75%, 6/1/2022	2,074,000	2,010,494
3.13%, 6/1/2024	329,000	316,251
3.45%, 8/1/2025	457,000	439,584
3.45%, 6/1/2027	783,000	744,257
3.95%, 1/15/2026	400,000	395,516
4.20%, 1/15/2022	540,000	547,587
Syngenta Finance NV 3.13%, 3/28/2022	568,000	550,523
Westlake Chemical Corp. 3.60%, 8/15/2026	1,097,000	1,031,081
		46,519,503
COMMERCIAL SERVICES — 0.7%
Automatic Data Processing, Inc.:
2.25%, 9/15/2020	1,206,000	1,190,033
3.38%, 9/15/2025	742,000	739,128
Block Financial LLC:
4.13%, 10/1/2020	399,000	402,447
5.25%, 10/1/2025	295,000	296,800
5.50%, 11/1/2022	3,584,000	3,722,414
Ecolab, Inc.:
2.25%, 1/12/2020	108,000	106,802
2.38%, 8/10/2022	655,000	628,499
2.70%, 11/1/2026	735,000	681,477
3.25%, 1/14/2023	375,000	370,601
3.25%, 12/1/2027	542,000	520,000
4.35%, 12/8/2021	933,000	960,244
Security Description	Principal Amount	Value
Equifax, Inc.:
2.30%, 6/1/2021	$ 322,000	$ 309,680
3.30%, 12/15/2022	565,000	550,412
3.60%, 8/15/2021	355,000	352,444
3.95%, 6/15/2023	340,000	337,797
IHS Markit, Ltd.:
4.13%, 8/1/2023	825,000	821,502
4.75%, 8/1/2028	375,000	375,375
Moody's Corp.:
2.63%, 1/15/2023	885,000	847,662
2.75%, 12/15/2021	1,013,000	989,802
3.25%, 6/7/2021	470,000	467,824
3.25%, 1/15/2028	109,000	102,291
4.50%, 9/1/2022	231,000	237,805
4.88%, 2/15/2024	524,000	547,617
5.50%, 9/1/2020	437,000	454,235
S&P Global, Inc.:
2.95%, 1/22/2027	480,000	442,872
3.30%, 8/14/2020	207,000	207,052
4.00%, 6/15/2025	1,306,000	1,312,856
4.40%, 2/15/2026	703,000	721,405
Total System Services, Inc.:
3.75%, 6/1/2023	146,000	144,984
3.80%, 4/1/2021	721,000	723,704
4.00%, 6/1/2023	600,000	603,300
4.45%, 6/1/2028	441,000	442,266
4.80%, 4/1/2026	894,000	919,595
Verisk Analytics, Inc.:
4.00%, 6/15/2025 (b)	275,000	271,348
4.13%, 9/12/2022	200,000	202,220
5.80%, 5/1/2021	485,000	509,483
Western Union Co.:
3.60%, 3/15/2022	275,000	272,148
4.25%, 6/9/2023	1,505,000	1,502,306
5.25%, 4/1/2020	452,000	462,568
		24,750,998
COMPUTERS — 2.7%
Apple, Inc.:
1.55%, 2/7/2020	791,000	777,767
1.55%, 8/4/2021	1,750,000	1,677,935
1.80%, 11/13/2019	1,010,000	999,244
1.80%, 5/11/2020	959,000	942,639
1.90%, 2/7/2020	1,192,000	1,177,386
2.00%, 5/6/2020	3,173,000	3,129,720
2.00%, 11/13/2020	1,377,000	1,352,407
2.10%, 9/12/2022	2,365,000	2,266,852
2.15%, 2/9/2022	2,338,000	2,260,776
2.25%, 2/23/2021	2,073,000	2,035,873
2.30%, 5/11/2022	701,000	679,507
2.40%, 1/13/2023	832,000	802,805
2.40%, 5/3/2023	3,357,000	3,225,238
2.45%, 8/4/2026	1,793,000	1,651,765
2.50%, 2/9/2022	1,152,000	1,126,668
2.50%, 2/9/2025	1,248,000	1,178,374
2.70%, 5/13/2022	1,152,000	1,132,070
2.75%, 1/13/2025	1,603,000	1,536,075
2.85%, 5/6/2021	3,267,000	3,251,122

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.85%, 2/23/2023	$ 1,338,000	$ 1,315,575
2.85%, 5/11/2024	1,461,000	1,416,776
2.90%, 9/12/2027	2,984,000	2,809,078
3.00%, 2/9/2024	2,142,000	2,098,689
3.00%, 6/20/2027	1,039,000	987,944
3.00%, 11/13/2027	1,956,000	1,858,044
3.20%, 5/13/2025	1,820,000	1,785,529
3.20%, 5/11/2027	1,829,000	1,765,095
3.25%, 2/23/2026	2,548,000	2,488,963
3.35%, 2/9/2027	2,403,000	2,348,836
3.45%, 5/6/2024	2,490,000	2,491,693
Dell International LLC/EMC Corp.:
4.42%, 6/15/2021 (a)	4,137,000	4,198,409
5.45%, 6/15/2023 (a)	3,965,000	4,166,501
6.02%, 6/15/2026 (a)	4,266,000	4,556,429
DXC Technology Co.:
2.88%, 3/27/2020	407,000	403,345
4.25%, 4/15/2024	483,000	482,957
4.75%, 4/15/2027	235,000	240,372
Hewlett Packard Enterprise Co.:
3.50%, 10/5/2021 (b)	1,250,000	1,249,325
3.60%, 10/15/2020	3,286,000	3,300,076
4.40%, 10/15/2022	1,327,000	1,359,949
4.90%, 10/15/2025	2,068,000	2,126,793
HP, Inc.:
3.75%, 12/1/2020	626,000	630,826
4.05%, 9/15/2022	464,000	469,406
4.30%, 6/1/2021	3,000	3,063
4.38%, 9/15/2021	100,000	102,794
IBM Credit LLC:
1.80%, 1/20/2021	354,000	343,334
2.20%, 9/8/2022	650,000	621,660
2.65%, 2/5/2021	945,000	933,707
3.00%, 2/6/2023	328,000	322,349
International Business Machines Corp.:
1.63%, 5/15/2020	814,000	796,393
1.88%, 8/1/2022	1,888,000	1,787,407
1.90%, 1/27/2020	432,000	426,518
2.25%, 2/19/2021	743,000	727,880
2.50%, 1/27/2022	899,000	875,788
2.88%, 11/9/2022	976,000	955,221
2.90%, 11/1/2021	426,000	421,263
3.30%, 1/27/2027	456,000	445,184
3.38%, 8/1/2023	2,190,000	2,183,999
3.45%, 2/19/2026	1,769,000	1,747,100
3.63%, 2/12/2024	2,303,000	2,314,400
6.22%, 8/1/2027	762,000	892,896
7.00%, 10/30/2025	866,000	1,037,832
8.38%, 11/1/2019	454,000	480,364
NetApp, Inc.:
3.30%, 9/29/2024	598,000	569,619
3.38%, 6/15/2021	614,000	612,496
Seagate HDD Cayman:
4.25%, 3/1/2022	834,000	828,821
4.75%, 6/1/2023	1,080,000	1,077,052
Security Description	Principal Amount	Value
4.75%, 1/1/2025 (b)	$ 1,111,000	$ 1,066,204
4.88%, 3/1/2024	578,000	569,318
4.88%, 6/1/2027 (b)	460,000	431,241
Western Digital Corp. 4.75%, 2/15/2026 (b)	1,560,000	1,505,613
		99,834,349
COSMETICS/PERSONAL CARE — 0.7%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	869,000	837,855
Series MTN, 1.95%, 2/1/2023	261,000	247,308
Series MTN, 2.10%, 5/1/2023	410,000	389,020
Series MTN, 2.30%, 5/3/2022	720,000	698,674
Series MTN, 2.45%, 11/15/2021	48,000	47,053
Series MTN, 3.25%, 3/15/2024	14,000	13,924
Estee Lauder Cos., Inc.:
1.70%, 5/10/2021	300,000	288,519
1.80%, 2/7/2020	447,000	439,946
3.15%, 3/15/2027	662,000	633,236
Procter & Gamble Co.:
1.70%, 11/3/2021	588,000	564,315
1.85%, 2/2/2021	255,000	248,120
1.90%, 11/1/2019	608,000	602,425
1.90%, 10/23/2020	797,000	779,721
2.15%, 8/11/2022	1,108,000	1,066,472
2.30%, 2/6/2022	1,048,000	1,018,907
2.45%, 11/3/2026	872,000	806,304
2.70%, 2/2/2026	420,000	397,732
2.85%, 8/11/2027	695,000	659,409
3.10%, 8/15/2023	884,000	878,210
Unilever Capital Corp.:
1.38%, 7/28/2021	415,000	394,603
1.80%, 5/5/2020	1,111,000	1,089,869
2.00%, 7/28/2026	305,000	269,864
2.10%, 7/30/2020	205,000	201,257
2.20%, 5/5/2022	851,000	818,432
2.60%, 5/5/2024	2,830,000	2,691,783
2.75%, 3/22/2021	1,000,000	989,580
2.90%, 5/5/2027	884,000	830,253
3.00%, 3/7/2022	750,000	743,475
3.10%, 7/30/2025	492,000	476,310
3.13%, 3/22/2023	1,140,000	1,125,419
3.25%, 3/7/2024	740,000	729,832
3.38%, 3/22/2025	400,000	394,076
3.50%, 3/22/2028 (b)	2,270,000	2,223,442
4.25%, 2/10/2021	1,047,000	1,071,437
		24,666,782
DIVERSIFIED FINANCIAL SERVICES — 3.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.30%, 1/23/2023	700,000	674,233

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 5/26/2022	$ 740,000	$ 725,836
3.50%, 1/15/2025	459,000	432,998
3.65%, 7/21/2027 (b)	1,076,000	985,810
3.88%, 1/23/2028	500,000	464,585
3.95%, 2/1/2022	1,078,000	1,075,197
4.13%, 7/3/2023	1,050,000	1,041,957
4.25%, 7/1/2020	561,000	566,670
4.45%, 10/1/2025	2,450,000	2,428,807
4.50%, 5/15/2021	657,000	665,716
4.63%, 10/30/2020	1,134,000	1,153,289
4.63%, 7/1/2022	704,000	717,531
5.00%, 10/1/2021	647,000	664,364
Affiliated Managers Group, Inc.:
3.50%, 8/1/2025	324,000	310,849
4.25%, 2/15/2024	100,000	100,966
Air Lease Corp.:
2.13%, 1/15/2020	398,000	391,652
2.50%, 3/1/2021	692,000	676,015
2.63%, 7/1/2022	588,000	560,648
2.75%, 1/15/2023	1,811,000	1,718,440
3.00%, 9/15/2023	449,000	425,107
3.25%, 3/1/2025	692,000	646,404
3.38%, 6/1/2021	841,000	835,391
3.50%, 1/15/2022	875,000	869,794
3.63%, 4/1/2027 (b)	224,000	207,133
3.63%, 12/1/2027	1,082,000	992,486
3.75%, 2/1/2022	885,000	884,619
3.88%, 4/1/2021	229,000	230,040
3.88%, 7/3/2023	805,000	797,892
4.25%, 9/15/2024	1,114,000	1,105,957
4.63%, 10/1/2028	395,000	389,581
4.75%, 3/1/2020	559,000	568,833
Aircastle, Ltd.:
4.13%, 5/1/2024	655,000	644,026
4.40%, 9/25/2023	1,175,000	1,175,822
5.00%, 4/1/2023	675,000	691,143
5.13%, 3/15/2021	892,000	912,389
5.50%, 2/15/2022	535,000	555,926
6.25%, 12/1/2019	740,000	762,670
7.63%, 4/15/2020	325,000	343,876
American Express Co.:
2.20%, 10/30/2020	614,000	601,045
2.50%, 8/1/2022	2,937,000	2,816,877
2.65%, 12/2/2022	1,822,000	1,753,274
3.00%, 10/30/2024	1,534,000	1,463,697
3.38%, 5/17/2021	577,000	576,902
3.40%, 2/27/2023	1,340,000	1,319,444
3.63%, 12/5/2024	376,000	368,672
3.70%, 8/3/2023 (b)	2,500,000	2,487,575
American Express Credit Corp.:
Series F, 2.60%, 9/14/2020	1,857,000	1,837,297
Series MTN, 2.20%, 3/3/2020	1,755,000	1,734,291
Series MTN, 2.25%, 5/5/2021	1,013,000	986,520
Series MTN, 2.38%, 5/26/2020	2,460,000	2,429,127
Series MTN, 2.70%, 3/3/2022	2,980,000	2,903,980
Series MTN, 3.30%, 5/3/2027	2,069,000	1,986,343
Security Description	Principal Amount	Value
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	$ 507,000	$ 469,614
3.70%, 10/15/2024	695,000	690,580
4.00%, 10/15/2023	601,000	609,841
5.30%, 3/15/2020	322,000	331,824
AXA Financial, Inc. 7.00%, 4/1/2028	250,000	282,388
BGC Partners, Inc. 5.38%, 7/24/2023	900,000	899,739
BlackRock, Inc.:
3.20%, 3/15/2027	911,000	876,792
3.38%, 6/1/2022	585,000	587,205
3.50%, 3/18/2024	1,091,000	1,092,702
4.25%, 5/24/2021	638,000	655,290
Series 2, 5.00%, 12/10/2019	1,034,000	1,059,788
Brookfield Asset Management, Inc. 4.00%, 1/15/2025 (b)	189,000	185,980
Brookfield Finance LLC 4.00%, 4/1/2024	850,000	845,248
Brookfield Finance, Inc.:
3.90%, 1/25/2028	561,000	532,036
4.25%, 6/2/2026	385,000	380,122
Capital One Bank USA NA 3.38%, 2/15/2023	1,807,000	1,756,910
Cboe Global Markets, Inc. 3.65%, 1/12/2027	389,000	372,977
Charles Schwab Corp.:
2.65%, 1/25/2023	768,000	742,502
3.00%, 3/10/2025	346,000	331,247
3.20%, 3/2/2027	376,000	357,756
3.20%, 1/25/2028	519,000	490,580
3.25%, 5/21/2021	1,005,000	1,003,281
3.45%, 2/13/2026 (b)	97,000	94,949
3.85%, 5/21/2025	850,000	855,380
4.45%, 7/22/2020	235,000	240,250
CME Group, Inc.:
3.00%, 9/15/2022	442,000	435,498
3.00%, 3/15/2025	734,000	706,416
3.75%, 6/15/2028	966,000	966,415
Discover Financial Services:
3.75%, 3/4/2025	425,000	406,967
3.85%, 11/21/2022	3,137,000	3,106,289
3.95%, 11/6/2024	433,000	423,180
4.10%, 2/9/2027	1,141,000	1,094,002
5.20%, 4/27/2022	275,000	284,482
E*TRADE Financial Corp.:
2.95%, 8/24/2022	470,000	454,561
3.80%, 8/24/2027	600,000	570,426
4.50%, 6/20/2028	634,000	635,357
Eaton Vance Corp. 3.50%, 4/6/2027	497,000	476,379
Franklin Resources, Inc.:
2.80%, 9/15/2022	304,000	295,053
2.85%, 3/30/2025	530,000	500,601
GE Capital International Funding Co.:
2.34%, 11/15/2020	4,742,000	4,634,119

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.37%, 11/15/2025	$ 2,482,000	$ 2,361,921
Genpact Luxembourg Sarl 3.70%, 4/1/2022	598,000	584,288
GLP Capital L.P./GLP Financing II, Inc.:
4.88%, 11/1/2020	1,432,000	1,459,065
5.25%, 6/1/2025	1,255,000	1,275,331
5.38%, 11/1/2023	515,000	532,871
5.38%, 4/15/2026	960,000	974,880
5.75%, 6/1/2028	490,000	507,833
HSBC Finance Corp. 6.68%, 1/15/2021	423,000	448,854
Intercontinental Exchange, Inc.:
2.35%, 9/15/2022	880,000	844,404
2.75%, 12/1/2020	868,000	860,544
3.10%, 9/15/2027	299,000	282,459
3.45%, 9/21/2023	1,150,000	1,144,744
3.75%, 12/1/2025	810,000	808,275
3.75%, 9/21/2028 (b)	895,000	886,471
4.00%, 10/15/2023	677,000	691,596
International Lease Finance Corp.:
4.63%, 4/15/2021	168,000	170,992
5.88%, 8/15/2022	383,000	406,616
8.25%, 12/15/2020	543,000	593,371
8.63%, 1/15/2022	477,000	541,882
Invesco Finance PLC:
3.13%, 11/30/2022	237,000	232,217
3.75%, 1/15/2026	518,000	510,567
4.00%, 1/30/2024	191,000	191,598
Janus Capital Group, Inc. 4.88%, 8/1/2025	505,000	515,580
Jefferies Financial Group, Inc. 5.50%, 10/18/2023	522,000	540,374
Jefferies Group LLC:
5.13%, 1/20/2023	621,000	641,276
6.45%, 6/8/2027	242,000	262,236
6.88%, 4/15/2021	488,000	523,121
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 4.85%, 1/15/2027	811,000	796,759
Lazard Group LLC:
3.63%, 3/1/2027	2,280,000	2,124,162
3.75%, 2/13/2025	90,000	86,808
4.25%, 11/14/2020	367,000	372,802
4.50%, 9/19/2028	1,060,000	1,044,089
Legg Mason, Inc. 4.75%, 3/15/2026	130,000	132,601
Mastercard, Inc.:
2.00%, 11/21/2021	875,000	844,891
2.95%, 11/21/2026	575,000	547,659
3.38%, 4/1/2024	1,130,000	1,129,356
3.50%, 2/26/2028	240,000	236,882
Nasdaq, Inc.:
3.85%, 6/30/2026	598,000	577,076
4.25%, 6/1/2024	854,000	862,369
5.55%, 1/15/2020	485,000	499,463
Security Description	Principal Amount	Value
National Rural Utilities Cooperative Finance Corp.:
2.00%, 1/27/2020	$ 200,000	$ 197,390
2.30%, 11/15/2019	425,000	422,051
2.30%, 11/1/2020	726,000	712,402
2.35%, 6/15/2020	322,000	317,624
2.40%, 4/25/2022	470,000	453,987
2.70%, 2/15/2023	294,000	284,948
2.85%, 1/27/2025	106,000	100,952
2.95%, 2/7/2024	567,000	548,822
3.05%, 2/15/2022	369,000	365,310
3.05%, 4/25/2027	300,000	284,403
3.40%, 2/7/2028	675,000	654,628
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (c)	321,000	322,958
3 month USD LIBOR + 3.63%, 5.25%, 4/20/2046 (c)	570,000	584,261
Series MTN, 2.30%, 9/15/2022	500,000	479,400
Series MTN, 2.90%, 3/15/2021	2,400,000	2,382,120
Series MTN, 3.25%, 11/1/2025	386,000	374,775
Nomura Holdings, Inc. 6.70%, 3/4/2020	749,000	782,420
ORIX Corp.:
2.90%, 7/18/2022	499,000	481,725
3.25%, 12/4/2024	1,065,000	1,013,848
3.70%, 7/18/2027	652,000	624,727
Raymond James Financial, Inc. 3.63%, 9/15/2026	302,000	288,594
Stifel Financial Corp.:
3.50%, 12/1/2020	125,000	123,934
4.25%, 7/18/2024	423,000	422,294
Synchrony Financial:
2.70%, 2/3/2020	390,000	385,457
3.70%, 8/4/2026	2,990,000	2,701,824
3.75%, 8/15/2021	455,000	451,151
3.95%, 12/1/2027	1,065,000	965,699
4.25%, 8/15/2024	2,012,000	1,944,960
4.50%, 7/23/2025	1,076,000	1,040,470
TD Ameritrade Holding Corp.:
2.95%, 4/1/2022	1,084,000	1,063,025
3.30%, 4/1/2027	1,051,000	1,004,893
5.60%, 12/1/2019	259,000	266,418
Visa, Inc.:
2.15%, 9/15/2022	822,000	787,780
2.20%, 12/14/2020	2,594,000	2,549,176
2.75%, 9/15/2027	941,000	876,278
2.80%, 12/14/2022	2,574,000	2,522,005
3.15%, 12/14/2025	4,079,000	3,952,388
		143,177,802
ELECTRIC — 4.3%
AEP Texas, Inc.:
2.40%, 10/1/2022	373,000	356,428

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 6/1/2028 (a)	$ 653,000	$ 648,971
AEP Transmission Co. LLC 3.10%, 12/1/2026	791,000	752,526
Alabama Power Co.:
Series 13-A, 3.55%, 12/1/2023	81,000	80,896
Series 17A, 2.45%, 3/30/2022	851,000	823,513
Ameren Corp.:
2.70%, 11/15/2020	434,000	427,607
3.65%, 2/15/2026	493,000	478,821
Ameren Illinois Co.:
2.70%, 9/1/2022	300,000	291,831
3.80%, 5/15/2028	750,000	753,187
American Electric Power Co., Inc.:
2.15%, 11/13/2020	783,000	764,874
3.20%, 11/13/2027 (b)	656,000	615,052
Series F, 2.95%, 12/15/2022	600,000	586,230
Appalachian Power Co.:
3.40%, 6/1/2025	150,000	146,028
Series X, 3.30%, 6/1/2027	630,000	600,856
Arizona Public Service Co.:
2.95%, 9/15/2027	522,000	486,702
3.15%, 5/15/2025	175,000	168,740
Avangrid, Inc. 3.15%, 12/1/2024	769,000	732,519
Baltimore Gas & Electric Co.:
2.40%, 8/15/2026	344,000	311,217
3.35%, 7/1/2023	230,000	227,592
3.50%, 11/15/2021	344,000	344,513
Berkshire Hathaway Energy Co.:
2.38%, 1/15/2021	788,000	774,108
2.40%, 2/1/2020	412,000	408,539
2.80%, 1/15/2023	716,000	695,787
3.25%, 4/15/2028	400,000	378,236
3.50%, 2/1/2025	50,000	49,165
3.75%, 11/15/2023	475,000	478,638
Black Hills Corp.:
3.15%, 1/15/2027	310,000	285,033
3.95%, 1/15/2026	463,000	453,471
4.25%, 11/30/2023	145,000	147,030
CenterPoint Energy Houston Electric LLC:
1.85%, 6/1/2021	30,000	28,861
2.25%, 8/1/2022	76,000	72,691
Series AA, 3.00%, 2/1/2027	666,000	628,065
Series Z, 2.40%, 9/1/2026	375,000	340,395
CenterPoint Energy, Inc. 2.50%, 9/1/2022	633,000	605,205
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	732,000	689,302
CMS Energy Corp.:
3.00%, 5/15/2026	385,000	360,660
3.45%, 8/15/2027	707,000	678,324
5.05%, 3/15/2022	200,000	208,576
6.25%, 2/1/2020	140,000	145,124
Commonwealth Edison Co.:
2.55%, 6/15/2026	305,000	280,865
Security Description	Principal Amount	Value
3.40%, 9/1/2021	$ 372,000	$ 373,086
3.70%, 8/15/2028	1,670,000	1,664,756
4.00%, 8/1/2020	96,000	97,243
Series 122, 2.95%, 8/15/2027	555,000	521,894
Connecticut Light & Power Co.:
2.50%, 1/15/2023 (b)	90,000	86,636
Series A, 3.20%, 3/15/2027	625,000	599,206
Consolidated Edison Co. of New York, Inc.:
3.80%, 5/15/2028	500,000	501,705
4.45%, 6/15/2020	65,000	66,255
Series B, 3.13%, 11/15/2027	542,000	514,857
Consolidated Edison, Inc.:
2.00%, 5/15/2021	674,000	651,394
Series A, 2.00%, 3/15/2020	463,000	455,078
Consumers Energy Co.:
2.85%, 5/15/2022	174,000	171,192
3.38%, 8/15/2023	200,000	199,328
5.65%, 4/15/2020	35,000	36,216
Delmarva Power & Light Co. 3.50%, 11/15/2023	335,000	333,305
Dominion Energy, Inc.:
2.50%, 12/1/2019	837,000	830,948
2.58%, 7/1/2020	728,000	718,536
3.63%, 12/1/2024	729,000	713,057
3.90%, 10/1/2025	621,000	611,455
4.10%, 4/1/2021 (e)	699,000	706,528
4.25%, 6/1/2028	1,197,000	1,197,946
4.45%, 3/15/2021	566,000	577,892
Series B, 2.75%, 1/15/2022	450,000	438,106
Series B, 2.75%, 9/15/2022	603,000	581,021
Series C, 2.00%, 8/15/2021	952,000	911,873
Series D, 2.85%, 8/15/2026	628,000	571,913
DTE Electric Co.:
3.45%, 10/1/2020	332,000	333,026
3.65%, 3/15/2024	462,000	463,197
DTE Energy Co.:
2.40%, 12/1/2019	452,000	447,394
2.85%, 10/1/2026	577,000	528,717
3.80%, 3/15/2027	430,000	420,738
Series B, 3.30%, 6/15/2022	421,000	414,230
Series D, 3.70%, 8/1/2023	1,029,000	1,027,251
Series F, 3.85%, 12/1/2023	351,000	352,422
Duke Energy Carolinas LLC:
2.50%, 3/15/2023	893,000	858,093
2.95%, 12/1/2026	390,000	370,894
3.05%, 3/15/2023	883,000	869,419
3.90%, 6/15/2021	631,000	640,762
4.30%, 6/15/2020	19,000	19,406
Duke Energy Corp.:
1.80%, 9/1/2021	583,000	557,558
2.40%, 8/15/2022	957,000	915,964
2.65%, 9/1/2026	1,666,000	1,507,497
3.05%, 8/15/2022	715,000	701,129
3.15%, 8/15/2027	185,000	172,577
3.55%, 9/15/2021	133,000	133,479
3.75%, 4/15/2024	313,000	312,928

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 10/15/2023	$ 1,043,000	$ 1,055,568
Duke Energy Florida LLC:
3.10%, 8/15/2021	204,000	202,839
3.20%, 1/15/2027	563,000	540,925
3.80%, 7/15/2028	60,000	59,897
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	250,000	227,645
Duke Energy Indiana LLC 3.75%, 7/15/2020	313,000	316,499
Duke Energy Ohio, Inc. 3.80%, 9/1/2023	55,000	55,620
Duke Energy Progress LLC:
2.80%, 5/15/2022	230,000	225,520
3.00%, 9/15/2021	139,000	137,967
3.25%, 8/15/2025	978,000	951,398
3.38%, 9/1/2023	510,000	508,888
3.70%, 9/1/2028	1,125,000	1,115,021
Edison International:
2.13%, 4/15/2020	521,000	511,038
2.40%, 9/15/2022	985,000	932,155
2.95%, 3/15/2023	251,000	240,403
4.13%, 3/15/2028	200,000	197,974
Emera US Finance L.P.:
2.70%, 6/15/2021	1,029,000	998,943
3.55%, 6/15/2026	472,000	444,855
Enel Americas SA 4.00%, 10/25/2026	385,000	366,096
Enel Chile SA 4.88%, 6/12/2028	550,000	553,250
Enel Generacion Chile SA 4.25%, 4/15/2024	50,000	49,598
Entergy Arkansas, Inc.:
3.50%, 4/1/2026	469,000	461,721
3.70%, 6/1/2024	310,000	311,209
3.75%, 2/15/2021	200,000	201,318
Entergy Corp.:
2.95%, 9/1/2026	555,000	509,562
4.00%, 7/15/2022	779,000	788,216
5.13%, 9/15/2020	930,000	953,027
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	515,000	559,625
Entergy Louisiana LLC:
2.40%, 10/1/2026	400,000	361,320
3.12%, 9/1/2027	335,000	316,505
3.25%, 4/1/2028	605,000	575,059
4.05%, 9/1/2023	226,000	230,624
Evergy, Inc. 4.85%, 6/1/2021	641,000	653,089
Eversource Energy:
2.50%, 3/15/2021	795,000	780,205
2.80%, 5/1/2023	150,000	144,469
4.50%, 11/15/2019	982,000	996,259
Series H, 3.15%, 1/15/2025	278,000	267,005
Series K, 2.75%, 3/15/2022	526,000	514,791
Series L, 2.90%, 10/1/2024	312,000	297,767
Series M, 3.30%, 1/15/2028	595,000	560,484
Security Description	Principal Amount	Value
Exelon Corp.:
2.45%, 4/15/2021	$ 375,000	$ 364,477
2.85%, 6/15/2020	1,014,000	1,005,188
3.40%, 4/15/2026	949,000	905,887
3.50%, 6/1/2022	886,000	870,646
3.95%, 6/15/2025	698,000	694,664
5.15%, 12/1/2020	898,000	924,572
Exelon Generation Co. LLC:
2.95%, 1/15/2020	830,000	827,444
3.40%, 3/15/2022	450,000	445,536
4.00%, 10/1/2020	546,000	551,285
4.25%, 6/15/2022	997,000	1,012,334
5.20%, 10/1/2019	462,000	471,600
FirstEnergy Corp.:
Series A, 2.85%, 7/15/2022	940,000	910,193
Series B, 3.90%, 7/15/2027	1,545,000	1,503,795
Series B, 4.25%, 3/15/2023	1,153,000	1,166,653
Florida Power & Light Co.:
2.75%, 6/1/2023	236,000	229,796
3.13%, 12/1/2025	355,000	344,432
3.25%, 6/1/2024	326,000	322,098
Fortis, Inc.:
3.06%, 10/4/2026	1,013,000	929,002
2.10%, 10/4/2021	584,000	557,327
Georgia Power Co.:
2.00%, 3/30/2020	772,000	757,594
2.40%, 4/1/2021	514,000	499,932
2.85%, 5/15/2022	915,000	890,615
3.25%, 4/1/2026	370,000	348,185
3.25%, 3/30/2027	347,000	323,519
4.25%, 12/1/2019	291,000	294,725
Series C, 2.00%, 9/8/2020	487,000	474,742
Gulf Power Co. Series A, 3.30%, 5/30/2027	450,000	429,903
Iberdrola International B.V. 5.81%, 3/15/2025	10,000	10,930
Indiana Michigan Power Co. 3.85%, 5/15/2028	850,000	846,625
Interstate Power & Light Co.:
3.25%, 12/1/2024	409,000	397,094
4.10%, 9/26/2028	1,000,000	1,006,120
IPALCO Enterprises, Inc.:
3.45%, 7/15/2020	200,000	199,119
3.70%, 9/1/2024	148,000	143,727
ITC Holdings Corp.:
2.70%, 11/15/2022	651,000	624,674
3.25%, 6/30/2026	592,000	555,675
3.35%, 11/15/2027	567,000	530,434
3.65%, 6/15/2024	470,000	461,159
Kansas City Power & Light Co.:
3.15%, 3/15/2023	198,000	192,795
3.65%, 8/15/2025	810,000	793,371
Kentucky Utilities Co. 3.25%, 11/1/2020	4,000	4,005
LG&E & KU Energy LLC 3.75%, 11/15/2020	819,000	822,047

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	$ 300,000	$ 291,879
MidAmerican Energy Co.:
3.10%, 5/1/2027	705,000	673,761
3.50%, 10/15/2024	649,000	646,728
Mississippi Power Co. 3.95%, 3/30/2028	1,000,000	981,080
Nevada Power Co. Series BB, 2.75%, 4/15/2020	805,000	802,609
NextEra Energy Capital Holdings, Inc.:
2.80%, 1/15/2023 (b)	3,807,000	3,679,618
3.55%, 5/1/2027	1,041,000	1,000,536
4.50%, 6/1/2021	80,000	81,663
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (c)	737,000	693,384
Series H, 3.34%, 9/1/2020	500,000	501,090
Northern States Power Co.:
2.15%, 8/15/2022	526,000	502,035
2.20%, 8/15/2020	193,000	189,601
2.60%, 5/15/2023	431,000	415,105
NSTAR Electric Co.:
2.38%, 10/15/2022	655,000	629,023
3.20%, 5/15/2027	820,000	784,223
NV Energy, Inc. 6.25%, 11/15/2020	841,000	889,223
Ohio Power Co. Series M, 5.38%, 10/1/2021	469,000	496,357
Oklahoma Gas & Electric Co. 3.80%, 8/15/2028	975,000	961,106
Oncor Electric Delivery Co. LLC:
2.95%, 4/1/2025	300,000	287,793
3.70%, 11/15/2028 (a)	650,000	647,790
4.10%, 6/1/2022	170,000	173,697
7.00%, 9/1/2022	665,000	751,769
Pacific Gas & Electric Co.:
2.45%, 8/15/2022	218,000	207,154
2.95%, 3/1/2026	630,000	574,195
3.25%, 6/15/2023	254,000	245,349
3.30%, 3/15/2027	580,000	534,719
3.30%, 12/1/2027	1,007,000	922,009
3.40%, 8/15/2024	772,000	737,191
3.50%, 10/1/2020	715,000	715,436
3.50%, 6/15/2025	386,000	368,244
3.75%, 2/15/2024	394,000	385,876
3.85%, 11/15/2023	50,000	49,472
4.25%, 5/15/2021	25,000	25,296
4.25%, 8/1/2023 (a)	520,000	522,584
4.65%, 8/1/2028 (a)	985,000	994,899
PacifiCorp:
2.95%, 2/1/2022	815,000	803,875
2.95%, 6/1/2023	200,000	195,140
3.60%, 4/1/2024	365,000	364,022
3.85%, 6/15/2021	471,000	476,902
PECO Energy Co.:
2.38%, 9/15/2022	331,000	317,985
Security Description	Principal Amount	Value
3.15%, 10/15/2025	$ 375,000	$ 362,760
Pinnacle West Capital Corp. 2.25%, 11/30/2020	391,000	380,814
PNM Resources, Inc. 3.25%, 3/9/2021	550,000	544,241
Potomac Electric Power Co. 3.60%, 3/15/2024	504,000	503,320
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	568,000	527,456
3.40%, 6/1/2023	598,000	586,895
3.50%, 12/1/2022	509,000	503,600
3.95%, 3/15/2024	918,000	917,018
4.20%, 6/15/2022	452,000	458,672
PPL Electric Utilities Corp. 3.00%, 9/15/2021	125,000	124,103
Progress Energy, Inc.:
3.15%, 4/1/2022	833,000	819,505
4.40%, 1/15/2021	291,000	296,832
4.88%, 12/1/2019	351,000	357,402
PSEG Power LLC:
3.00%, 6/15/2021	711,000	701,295
3.85%, 6/1/2023	705,000	701,115
5.13%, 4/15/2020	445,000	456,072
Public Service Co. of Colorado:
2.25%, 9/15/2022	480,000	457,589
3.70%, 6/15/2028	600,000	598,584
Public Service Co. of New Hampshire 3.50%, 11/1/2023	205,000	204,401
Public Service Electric & Gas Co.:
Series MTN, 1.90%, 3/15/2021	225,000	217,854
Series MTN, 2.25%, 9/15/2026	522,000	467,957
Series MTN, 2.38%, 5/15/2023	125,000	119,463
Series MTN, 3.00%, 5/15/2025	615,000	591,464
Series MTN, 3.00%, 5/15/2027	400,000	377,936
Series MTN, 3.25%, 9/1/2023	800,000	794,648
Series MTN, 3.65%, 9/1/2028 (b)	950,000	943,559
Series MTN, 3.70%, 5/1/2028	425,000	422,152
Public Service Enterprise Group, Inc.:
1.60%, 11/15/2019	814,000	800,390
2.00%, 11/15/2021	693,000	660,221
2.65%, 11/15/2022	751,000	720,952
Puget Energy, Inc.:
3.65%, 5/15/2025	752,000	726,214
5.63%, 7/15/2022	250,000	264,380
6.00%, 9/1/2021	1,226,000	1,301,325
6.50%, 12/15/2020	250,000	264,880
San Diego Gas & Electric Co.:
2.50%, 5/15/2026	607,000	557,954
3.00%, 8/15/2021	271,000	268,585

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series NNN, 3.60%, 9/1/2023	$ 205,000	$ 204,922
Sempra Energy:
2.40%, 2/1/2020	741,000	732,730
2.40%, 3/15/2020	1,008,000	995,602
2.85%, 11/15/2020	501,000	494,472
2.88%, 10/1/2022	285,000	276,453
2.90%, 2/1/2023	999,000	965,004
3.25%, 6/15/2027	1,004,000	932,435
3.40%, 2/1/2028	322,000	300,903
3.55%, 6/15/2024	156,000	152,431
3.75%, 11/15/2025	95,000	92,683
4.05%, 12/1/2023	288,000	289,495
Sierra Pacific Power Co. 2.60%, 5/1/2026	732,000	673,718
South Carolina Electric & Gas Co.:
3.50%, 8/15/2021	815,000	811,895
4.25%, 8/15/2028 (b)	960,000	955,046
Southern California Edison Co.:
3.88%, 6/1/2021	375,000	378,334
Series A, 2.90%, 3/1/2021	425,000	421,693
Series B, 2.40%, 2/1/2022	626,000	602,663
Series B, 3.65%, 3/1/2028	728,000	710,805
Series C, 3.50%, 10/1/2023	19,000	18,859
Series D, 3.40%, 6/1/2023	730,000	723,868
Series E, 3.70%, 8/1/2025	630,000	626,730
Southern Co.:
2.35%, 7/1/2021	273,000	264,627
2.75%, 6/15/2020	515,000	509,829
2.95%, 7/1/2023	718,000	689,258
3.25%, 7/1/2026	1,144,000	1,067,112
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (c)	492,000	494,460
Southern Power Co.:
4.15%, 12/1/2025	651,000	642,433
Series 15B, 2.38%, 6/1/2020	726,000	714,319
Series D, 1.95%, 12/15/2019	319,000	314,658
Series E, 2.50%, 12/15/2021	467,000	450,706
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	729,000	667,006
Series M, 4.10%, 9/15/2028	750,000	750,847
Southwestern Public Service Co. 3.30%, 6/15/2024	167,000	163,733
TECO Finance, Inc. 5.15%, 3/15/2020	654,000	668,192
TransAlta Corp. 4.50%, 11/15/2022	419,000	412,233
Tucson Electric Power Co. 3.05%, 3/15/2025	162,000	153,741
UIL Holdings Corp. 4.63%, 10/1/2020	200,000	203,444
Union Electric Co.:
2.95%, 6/15/2027	390,000	366,187
3.50%, 4/15/2024	192,000	190,804
Virginia Electric & Power Co.:
2.95%, 1/15/2022	20,000	19,717
3.45%, 9/1/2022	39,000	38,968
Security Description	Principal Amount	Value
3.45%, 2/15/2024	$ 403,000	$ 398,269
Series A, 3.10%, 5/15/2025 (b)	352,000	339,089
Series A, 3.15%, 1/15/2026	480,000	462,259
Series A, 3.50%, 3/15/2027	524,000	512,556
Series A, 3.80%, 4/1/2028	250,000	249,755
Series B, 2.95%, 11/15/2026	395,000	372,374
Series C, 2.75%, 3/15/2023	596,000	577,649
WEC Energy Group, Inc.:
2.45%, 6/15/2020	287,000	283,579
3.38%, 6/15/2021	808,000	807,863
3.55%, 6/15/2025	350,000	343,843
Westar Energy, Inc.:
2.55%, 7/1/2026	433,000	395,446
3.10%, 4/1/2027	520,000	492,742
Wisconsin Electric Power Co. 2.95%, 9/15/2021	460,000	454,646
Wisconsin Power & Light Co. 3.05%, 10/15/2027	500,000	470,340
Xcel Energy, Inc.:
2.40%, 3/15/2021	571,000	558,387
2.60%, 3/15/2022	647,000	627,234
3.30%, 6/1/2025	775,000	747,728
3.35%, 12/1/2026	688,000	659,359
4.00%, 6/15/2028	550,000	550,583
4.70%, 5/15/2020	498,000	506,197
		159,777,497
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Acuity Brands Lighting, Inc. 6.00%, 12/15/2019	117,000	120,552
Emerson Electric Co.:
2.63%, 12/1/2021	832,000	820,169
2.63%, 2/15/2023	538,000	519,391
3.15%, 6/1/2025	200,000	193,346
4.25%, 11/15/2020	16,000	16,309
4.88%, 10/15/2019	401,000	409,076
Hubbell, Inc.:
3.15%, 8/15/2027	562,000	516,523
3.35%, 3/1/2026	388,000	367,583
3.50%, 2/15/2028	1,040,000	979,337
3.63%, 11/15/2022	20,000	19,889
		3,962,175
ELECTRONICS — 0.7%
Agilent Technologies, Inc.:
3.05%, 9/22/2026	295,000	273,908
3.20%, 10/1/2022	127,000	124,395
3.88%, 7/15/2023	588,000	588,088
5.00%, 7/15/2020	746,000	768,395
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024	650,000	607,224
3.55%, 10/1/2027	632,000	573,445
Amphenol Corp.:
2.20%, 4/1/2020	551,000	541,826
3.13%, 9/15/2021	420,000	415,741

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.20%, 4/1/2024	$ 340,000	$ 326,097
4.00%, 2/1/2022	142,000	143,920
Arrow Electronics, Inc.:
3.25%, 9/8/2024	889,000	839,660
3.50%, 4/1/2022	245,000	240,867
3.88%, 1/12/2028	800,000	746,280
4.00%, 4/1/2025	608,000	588,933
4.50%, 3/1/2023	110,000	111,131
Avnet, Inc.:
4.63%, 4/15/2026 (b)	540,000	536,468
4.88%, 12/1/2022	500,000	515,235
5.88%, 6/15/2020	38,000	39,493
Corning, Inc.:
2.90%, 5/15/2022	382,000	373,879
4.25%, 8/15/2020	25,000	25,410
Flex, Ltd.:
4.63%, 2/15/2020	546,000	552,825
4.75%, 6/15/2025	631,000	634,452
5.00%, 2/15/2023	671,000	687,520
FLIR Systems, Inc. 3.13%, 6/15/2021	223,000	219,539
Fortive Corp.:
2.35%, 6/15/2021	598,000	577,919
3.15%, 6/15/2026	827,000	770,177
Honeywell International, Inc.:
1.40%, 10/30/2019	606,000	597,068
1.80%, 10/30/2019	758,000	750,511
1.85%, 11/1/2021	1,597,000	1,536,027
2.50%, 11/1/2026	1,495,000	1,382,217
3.35%, 12/1/2023	68,000	67,865
4.25%, 3/1/2021	710,000	727,267
Jabil, Inc.:
3.95%, 1/12/2028	498,000	469,644
4.70%, 9/15/2022	735,000	747,274
5.63%, 12/15/2020	41,000	42,581
Keysight Technologies, Inc.:
3.30%, 10/30/2019	275,000	274,557
4.55%, 10/30/2024	361,000	364,455
4.60%, 4/6/2027	755,000	755,325
Legrand France SA 8.50%, 2/15/2025	375,000	461,929
PerkinElmer, Inc. 5.00%, 11/15/2021	771,000	795,495
Tech Data Corp.:
3.70%, 2/15/2022	1,590,000	1,559,726
4.95%, 2/15/2027	1,755,000	1,712,582
Trimble, Inc.:
4.15%, 6/15/2023	570,000	570,188
4.75%, 12/1/2024	474,000	479,697
4.90%, 6/15/2028	690,000	694,085
Tyco Electronics Group SA:
3.13%, 8/15/2027	952,000	887,835
3.45%, 8/1/2024	557,000	543,097
3.50%, 2/3/2022	122,000	121,998
3.70%, 2/15/2026	835,000	817,799
		28,182,049
Security Description	Principal Amount	Value
ENGINEERING & CONSTRUCTION — 0.0% (f)
Fluor Corp.:
3.50%, 12/15/2024	$ 195,000	$ 189,801
4.25%, 9/15/2028	1,000,000	978,670
		1,168,471
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
2.90%, 7/1/2026	475,000	441,204
3.20%, 3/15/2025	1,098,000	1,057,429
3.38%, 11/15/2027	771,000	733,344
3.55%, 6/1/2022	921,000	920,447
3.95%, 5/15/2028	570,000	566,141
4.75%, 5/15/2023	948,000	989,522
5.00%, 3/1/2020	686,000	703,129
5.25%, 11/15/2021	150,000	157,853
Waste Management Holdings, Inc. 7.10%, 8/1/2026	100,000	119,683
Waste Management, Inc.:
2.40%, 5/15/2023	1,242,000	1,184,607
2.90%, 9/15/2022	142,000	139,163
3.13%, 3/1/2025	232,000	224,509
3.15%, 11/15/2027	717,000	682,814
3.50%, 5/15/2024	225,000	222,896
4.60%, 3/1/2021	210,000	215,903
4.75%, 6/30/2020	1,224,000	1,255,800
7.00%, 7/15/2028	10,000	12,243
		9,626,687
FOOD — 1.7%
Campbell Soup Co.:
2.50%, 8/2/2022	300,000	284,967
3.30%, 3/15/2021	645,000	640,556
3.30%, 3/19/2025	544,000	504,701
3.65%, 3/15/2023	773,000	757,246
3.95%, 3/15/2025	907,000	876,833
4.15%, 3/15/2028 (b)	888,000	846,584
4.25%, 4/15/2021	976,000	990,894
Conagra Brands, Inc. 3.20%, 1/25/2023	3,396,000	3,306,923
Flowers Foods, Inc.:
3.50%, 10/1/2026	457,000	425,202
4.38%, 4/1/2022	180,000	183,019
General Mills, Inc.:
2.20%, 10/21/2019	289,000	286,200
2.60%, 10/12/2022	1,252,000	1,199,391
3.15%, 12/15/2021	1,157,000	1,144,690
3.20%, 4/16/2021	600,000	596,424
3.20%, 2/10/2027 (b)	323,000	296,398
3.65%, 2/15/2024	399,000	392,516
3.70%, 10/17/2023	722,000	717,719
4.00%, 4/17/2025	1,079,000	1,067,714
4.20%, 4/17/2028	495,000	487,882
Hershey Co.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.30%, 8/15/2026	$ 393,000	$ 353,834
2.90%, 5/15/2020	750,000	748,935
3.10%, 5/15/2021	375,000	374,486
3.20%, 8/21/2025	290,000	281,288
3.38%, 5/15/2023	975,000	974,327
4.13%, 12/1/2020	80,000	81,802
Ingredion, Inc.:
3.20%, 10/1/2026	480,000	444,178
4.63%, 11/1/2020	100,000	102,278
JM Smucker Co.:
2.20%, 12/6/2019	777,000	768,445
2.50%, 3/15/2020	647,000	640,808
3.00%, 3/15/2022	432,000	422,565
3.38%, 12/15/2027	400,000	370,944
3.50%, 10/15/2021	305,000	306,662
3.50%, 3/15/2025	781,000	750,447
Kellogg Co.:
2.65%, 12/1/2023	2,453,000	2,325,984
3.13%, 5/17/2022	313,000	308,321
3.25%, 5/14/2021	1,075,000	1,071,474
3.25%, 4/1/2026	834,000	785,386
3.40%, 11/15/2027	770,000	716,215
4.00%, 12/15/2020	1,028,000	1,043,533
4.15%, 11/15/2019	225,000	227,734
4.30%, 5/15/2028	750,000	744,915
Kraft Heinz Foods Co.:
2.80%, 7/2/2020	1,413,000	1,398,531
3.00%, 6/1/2026	1,346,000	1,225,439
3.38%, 6/15/2021	1,020,000	1,016,032
3.50%, 6/6/2022	1,113,000	1,105,420
3.50%, 7/15/2022	1,092,000	1,085,197
3.95%, 7/15/2025	2,145,000	2,111,817
4.00%, 6/15/2023	2,166,000	2,172,173
5.38%, 2/10/2020	1,246,000	1,280,826
Kroger Co.:
2.60%, 2/1/2021	430,000	421,520
2.65%, 10/15/2026 (b)	701,000	625,621
2.80%, 8/1/2022	495,000	478,858
2.95%, 11/1/2021	494,000	485,908
3.30%, 1/15/2021	496,000	494,378
3.40%, 4/15/2022	659,000	653,583
3.50%, 2/1/2026	523,000	498,440
3.70%, 8/1/2027	372,000	356,011
3.85%, 8/1/2023	594,000	595,740
4.00%, 2/1/2024	186,000	185,872
6.15%, 1/15/2020	640,000	663,565
McCormick & Co., Inc.:
2.70%, 8/15/2022	896,000	867,606
3.15%, 8/15/2024	925,000	888,342
3.40%, 8/15/2027	435,000	413,746
Mondelez International, Inc.:
3.00%, 5/7/2020	1,400,000	1,396,318
3.63%, 5/7/2023	700,000	695,856
4.00%, 2/1/2024	321,000	323,103
4.13%, 5/7/2028 (b)	600,000	593,994
5.38%, 2/10/2020	300,000	308,484
Sysco Corp.:
Security Description	Principal Amount	Value
2.50%, 7/15/2021	$ 695,000	$ 679,766
2.60%, 10/1/2020	677,000	669,912
2.60%, 6/12/2022	738,000	713,107
3.25%, 7/15/2027	965,000	906,704
3.30%, 7/15/2026	779,000	742,434
3.55%, 3/15/2025	780,000	762,941
3.75%, 10/1/2025	554,000	546,416
Tyson Foods, Inc.:
2.25%, 8/23/2021	1,033,000	994,479
3.55%, 6/2/2027	557,000	525,440
3.90%, 9/28/2023	780,000	783,526
3.95%, 8/15/2024	663,000	662,125
4.50%, 6/15/2022	3,271,000	3,368,116
Whole Foods Market, Inc. 5.20%, 12/3/2025	39,000	42,493
		62,590,259
FOREST PRODUCTS & PAPER — 0.3%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	497,000	469,451
4.50%, 8/1/2024	350,000	351,029
Domtar Corp. 4.40%, 4/1/2022	3,239,000	3,291,051
Fibria Overseas Finance, Ltd.:
4.00%, 1/14/2025 (b)	1,112,000	1,028,700
5.25%, 5/12/2024	205,000	205,990
5.50%, 1/17/2027	767,000	760,158
Georgia-Pacific LLC 8.00%, 1/15/2024	97,000	115,873
International Paper Co.:
3.00%, 2/15/2027	1,188,000	1,090,679
3.65%, 6/15/2024	685,000	677,862
3.80%, 1/15/2026	13,000	12,760
4.75%, 2/15/2022	1,312,000	1,358,878
7.50%, 8/15/2021	239,000	263,890
		9,626,321
GAS — 0.5%
Atmos Energy Corp. 3.00%, 6/15/2027	850,000	802,026
CenterPoint Energy Resources Corp.:
3.55%, 4/1/2023	400,000	394,832
4.00%, 4/1/2028	365,000	360,905
4.50%, 1/15/2021	305,000	310,450
Dominion Energy Gas Holdings LLC:
2.50%, 12/15/2019	75,000	74,535
2.80%, 11/15/2020	947,000	933,486
3.60%, 12/15/2024	443,000	433,378
National Fuel Gas Co.:
3.75%, 3/1/2023	785,000	770,595
3.95%, 9/15/2027	1,375,000	1,268,355
4.75%, 9/1/2028	1,100,000	1,070,498
4.90%, 12/1/2021	317,000	324,091
5.20%, 7/15/2025	325,000	331,406

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
NiSource, Inc.:
2.65%, 11/17/2022	$ 907,000	$ 865,469
3.49%, 5/15/2027	1,793,000	1,700,284
3.65%, 6/15/2023 (a)	2,775,000	2,740,618
ONE Gas, Inc. 3.61%, 2/1/2024	533,000	529,381
Southern California Gas Co.:
3.15%, 9/15/2024	505,000	492,208
3.20%, 6/15/2025	155,000	150,212
Series TT, 2.60%, 6/15/2026	991,000	912,780
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	818,000	766,450
3.25%, 6/15/2026	862,000	806,039
3.50%, 9/15/2021	368,000	365,152
Southwest Gas Corp. 3.70%, 4/1/2028	725,000	709,724
		17,112,874
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc. 4.63%, 6/15/2028	675,000	660,454
Snap-on, Inc. 3.25%, 3/1/2027	455,000	437,227
Stanley Black & Decker, Inc.:
2.90%, 11/1/2022	794,000	775,198
3.40%, 12/1/2021	390,000	389,692
		2,262,571
HEALTH CARE PRODUCTS — 1.8%
Abbott Laboratories:
2.00%, 3/15/2020	588,000	580,603
2.55%, 3/15/2022	822,000	798,367
2.80%, 9/15/2020	854,000	846,527
2.90%, 11/30/2021	2,069,000	2,041,420
2.95%, 3/15/2025	985,000	941,522
3.25%, 4/15/2023	955,000	947,666
3.40%, 11/30/2023	1,348,000	1,343,659
3.75%, 11/30/2026	3,703,000	3,689,336
3.88%, 9/15/2025	492,000	495,149
4.13%, 5/27/2020	681,000	693,796
Baxter International, Inc.:
1.70%, 8/15/2021	440,000	419,003
2.60%, 8/15/2026	767,000	697,525
Becton Dickinson and Co.:
2.40%, 6/5/2020	919,000	904,535
2.68%, 12/15/2019	872,000	866,873
2.89%, 6/6/2022	3,075,000	2,967,067
3.13%, 11/8/2021	996,000	979,875
3.25%, 11/12/2020	693,000	689,972
3.36%, 6/6/2024	1,002,000	967,802
3.70%, 6/6/2027	1,508,000	1,441,361
3.73%, 12/15/2024	1,470,000	1,439,380
Boston Scientific Corp.:
2.85%, 5/15/2020	627,000	621,595
3.38%, 5/15/2022	484,000	478,284
3.85%, 5/15/2025	1,062,000	1,056,191
Security Description	Principal Amount	Value
4.00%, 3/1/2028	$ 478,000	$ 472,603
4.13%, 10/1/2023	421,000	426,330
6.00%, 1/15/2020	1,054,000	1,090,226
Covidien International Finance SA:
2.95%, 6/15/2023	33,000	32,084
3.20%, 6/15/2022	1,060,000	1,050,057
4.20%, 6/15/2020	681,000	692,992
Danaher Corp.:
2.40%, 9/15/2020	514,000	506,419
3.35%, 9/15/2025	396,000	388,662
Edwards Lifesciences Corp. 4.30%, 6/15/2028	653,000	653,379
Life Technologies Corp.:
5.00%, 1/15/2021	434,000	444,763
6.00%, 3/1/2020	1,151,000	1,191,527
Medtronic Global Holdings SCA 3.35%, 4/1/2027	1,008,000	982,830
Medtronic, Inc.:
2.50%, 3/15/2020	1,878,000	1,865,061
2.75%, 4/1/2023	265,000	257,421
3.13%, 3/15/2022	719,000	713,737
3.15%, 3/15/2022	1,962,000	1,948,168
3.50%, 3/15/2025	7,374,000	7,309,772
3.63%, 3/15/2024	854,000	857,758
4.13%, 3/15/2021	553,000	563,103
Stryker Corp.:
2.63%, 3/15/2021	940,000	925,402
3.38%, 5/15/2024	160,000	156,358
3.38%, 11/1/2025	3,114,000	2,993,115
3.50%, 3/15/2026	1,400,000	1,355,774
3.65%, 3/7/2028	525,000	508,037
4.38%, 1/15/2020	120,000	121,897
Thermo Fisher Scientific, Inc.:
2.95%, 9/19/2026	1,899,000	1,758,987
3.00%, 4/15/2023	1,034,000	1,002,784
3.15%, 1/15/2023	948,000	928,054
3.20%, 8/15/2027	480,000	448,354
3.30%, 2/15/2022	466,000	462,016
3.60%, 8/15/2021	823,000	825,831
3.65%, 12/15/2025	655,000	642,417
4.15%, 2/1/2024	1,965,000	2,002,944
4.50%, 3/1/2021	586,000	601,295
4.70%, 5/1/2020	300,000	306,051
Zimmer Biomet Holdings, Inc.:
2.70%, 4/1/2020	1,869,000	1,850,702
3.15%, 4/1/2022	912,000	893,669
3.38%, 11/30/2021	233,000	230,556
3.55%, 4/1/2025	2,391,000	2,292,395
3.70%, 3/19/2023	565,000	561,412
4.63%, 11/30/2019	147,000	149,208
		68,371,658
HEALTH CARE SERVICES — 1.6%
Advocate Health & Hospitals Corp. 3.83%, 8/15/2028	250,000	251,555

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Aetna, Inc.:
2.75%, 11/15/2022	$ 831,000	$ 801,018
2.80%, 6/15/2023	1,243,000	1,190,521
3.50%, 11/15/2024	607,000	592,596
4.13%, 6/1/2021	743,000	754,472
Anthem, Inc.:
2.50%, 11/21/2020	599,000	589,745
2.95%, 12/1/2022	627,000	609,507
3.13%, 5/15/2022	555,000	545,909
3.30%, 1/15/2023	843,000	829,891
3.35%, 12/1/2024	871,000	844,435
3.50%, 8/15/2024	682,000	666,710
3.65%, 12/1/2027	1,200,000	1,141,584
3.70%, 8/15/2021	932,000	937,210
4.10%, 3/1/2028 (b)	2,251,000	2,214,556
4.35%, 8/15/2020	898,000	915,574
Catholic Health Initiatives 2.95%, 11/1/2022	320,000	308,477
Cigna Corp.:
3.05%, 10/15/2027	898,000	810,283
3.25%, 4/15/2025	1,928,000	1,824,659
4.00%, 2/15/2022	917,000	923,951
4.50%, 3/15/2021	275,000	280,866
5.13%, 6/15/2020	150,000	154,545
Coventry Health Care, Inc. 5.45%, 6/15/2021	839,000	877,594
Dignity Health:
2.64%, 11/1/2019	517,000	513,541
3.13%, 11/1/2022	943,000	920,594
Halfmoon Parent, Inc.:
3.20%, 9/17/2020 (a)	2,150,000	2,143,077
3.40%, 9/17/2021 (a)	860,000	856,827
3.75%, 7/15/2023 (a)	2,015,000	2,012,965
4.13%, 11/15/2025 (a)	1,135,000	1,132,787
4.38%, 10/15/2028 (a)	1,600,000	1,595,488
Howard Hughes Medical Institute 3.50%, 9/1/2023	902,000	907,773
Humana, Inc.:
2.50%, 12/15/2020	694,000	681,203
2.90%, 12/15/2022	1,011,000	979,386
3.15%, 12/1/2022	189,000	184,940
3.85%, 10/1/2024	777,000	772,043
3.95%, 3/15/2027	1,085,000	1,065,578
Kaiser Foundation Hospitals:
3.15%, 5/1/2027	963,000	922,053
3.50%, 4/1/2022	352,000	352,546
Laboratory Corp. of America Holdings:
2.63%, 2/1/2020	203,000	201,492
3.20%, 2/1/2022	921,000	909,930
3.25%, 9/1/2024	797,000	763,414
3.60%, 2/1/2025	762,000	739,376
3.60%, 9/1/2027	592,000	565,668
3.75%, 8/23/2022	1,127,000	1,127,789
4.00%, 11/1/2023	325,000	326,368
4.63%, 11/15/2020	77,000	78,746
Security Description	Principal Amount	Value
Providence St. Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	$ 390,000	$ 357,989
Quest Diagnostics, Inc.:
2.50%, 3/30/2020	325,000	321,185
3.45%, 6/1/2026 (b)	1,116,000	1,058,392
3.50%, 3/30/2025	1,008,000	969,867
4.25%, 4/1/2024	21,000	21,245
4.70%, 4/1/2021	279,000	286,865
4.75%, 1/30/2020	262,000	267,211
SSM Health Care Corp.:
Series 2018, 3.69%, 6/1/2023	250,000	250,023
Series A, 3.82%, 6/1/2027	506,000	500,459
UnitedHealth Group, Inc.:
1.95%, 10/15/2020	1,109,000	1,084,247
2.13%, 3/15/2021	942,000	919,326
2.30%, 12/15/2019	809,000	802,827
2.38%, 10/15/2022	875,000	839,484
2.70%, 7/15/2020	1,188,000	1,180,480
2.75%, 2/15/2023	742,000	720,222
2.88%, 12/15/2021	679,000	672,787
2.88%, 3/15/2022	945,000	930,844
2.88%, 3/15/2023	595,000	578,733
2.95%, 10/15/2027	811,000	758,926
3.10%, 3/15/2026	1,196,000	1,146,569
3.15%, 6/15/2021	1,190,000	1,186,965
3.35%, 7/15/2022	890,000	887,561
3.38%, 11/15/2021	2,052,000	2,056,945
3.38%, 4/15/2027	45,000	43,682
3.45%, 1/15/2027	508,000	496,915
3.50%, 6/15/2023	744,000	745,190
3.75%, 7/15/2025	3,075,000	3,083,979
3.85%, 6/15/2028	782,000	783,705
3.88%, 10/15/2020	240,000	243,312
4.70%, 2/15/2021	275,000	283,344
		61,298,521
HOME BUILDERS — 0.1%
DR Horton, Inc.:
2.55%, 12/1/2020	401,000	391,841
4.00%, 2/15/2020	1,244,000	1,250,213
4.38%, 9/15/2022	200,000	202,654
4.75%, 2/15/2023	221,000	226,187
5.75%, 8/15/2023	15,000	15,964
NVR, Inc. 3.95%, 9/15/2022	971,000	970,029
		3,056,888
HOME FURNISHINGS — 0.0% (f)
Leggett & Platt, Inc.:
3.40%, 8/15/2022	100,000	97,983
3.50%, 11/15/2027	667,000	623,198
3.80%, 11/15/2024	25,000	24,285
Whirlpool Corp.:
3.70%, 5/1/2025	421,000	406,172
4.00%, 3/1/2024	250,000	248,660

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.85%, 6/15/2021	$ 93,000	$ 95,713
		1,496,011
HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc.:
2.45%, 12/15/2019	2,000	1,979
2.45%, 8/1/2022	550,000	527,764
2.88%, 10/1/2022	365,000	354,864
3.15%, 8/1/2027	475,000	441,365
Clorox Co.:
3.05%, 9/15/2022	9,000	8,901
3.10%, 10/1/2027	500,000	469,040
3.50%, 12/15/2024	125,000	123,870
3.80%, 11/15/2021	275,000	278,825
3.90%, 5/15/2028	760,000	757,834
Kimberly-Clark Corp.:
2.40%, 3/1/2022	25,000	24,225
2.75%, 2/15/2026	550,000	516,302
3.05%, 8/15/2025	455,000	437,683
		3,942,652
HOUSEWARES — 0.3%
Newell Brands, Inc.:
2.88%, 12/1/2019	551,000	549,595
3.15%, 4/1/2021	1,425,000	1,401,516
3.85%, 4/1/2023	1,757,000	1,719,084
3.90%, 11/1/2025	4,498,000	4,179,047
4.00%, 12/1/2024	392,000	378,625
4.20%, 4/1/2026	890,000	846,150
4.70%, 8/15/2020	3,000	3,054
Tupperware Brands Corp. 4.75%, 6/1/2021	464,000	472,486
		9,549,557
INSURANCE — 2.7%
AEGON Funding Co. LLC 5.75%, 12/15/2020	195,000	204,467
Aflac, Inc.:
2.40%, 3/16/2020	1,217,000	1,205,280
3.25%, 3/17/2025	300,000	289,860
3.63%, 6/15/2023	472,000	473,109
3.63%, 11/15/2024	976,000	973,472
4.00%, 2/15/2022	69,000	70,181
Alleghany Corp.:
4.95%, 6/27/2022	1,061,000	1,104,819
5.63%, 9/15/2020	15,000	15,594
Allied World Assurance Co. Holdings, Ltd. 4.35%, 10/29/2025	225,000	218,466
Allstate Corp.:
3.15%, 6/15/2023	52,000	51,072
3.28%, 12/15/2026 (b)	717,000	689,188
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (c)	350,000	362,047
Alterra Finance LLC 6.25%, 9/30/2020	35,000	36,732
Security Description	Principal Amount	Value
American Financial Group, Inc. 3.50%, 8/15/2026	$ 440,000	$ 410,045
American International Group, Inc.:
3.30%, 3/1/2021	2,907,000	2,899,325
3.38%, 8/15/2020	632,000	632,449
3.75%, 7/10/2025	1,199,000	1,166,039
3.90%, 4/1/2026	1,163,000	1,137,356
4.13%, 2/15/2024	1,642,000	1,647,780
4.20%, 4/1/2028 (b)	740,000	732,297
4.88%, 6/1/2022	1,578,000	1,643,566
6.40%, 12/15/2020	420,000	446,788
Aon Corp. 8.21%, 1/1/2027 (b)	245,000	297,327
Aon PLC:
2.80%, 3/15/2021	480,000	471,480
3.50%, 6/14/2024	757,000	739,884
3.88%, 12/15/2025	818,000	809,517
4.00%, 11/27/2023	562,000	567,148
5.00%, 9/30/2020	762,000	784,639
Arch Capital Finance LLC 4.01%, 12/15/2026	490,000	483,532
Assurant, Inc.:
4.00%, 3/15/2023	1,785,000	1,768,132
4.20%, 9/27/2023	2,205,000	2,197,040
4.90%, 3/27/2028	460,000	458,321
Assured Guaranty US Holdings, Inc. 5.00%, 7/1/2024 (b)	582,000	601,771
Athene Holding, Ltd. 4.13%, 1/12/2028	842,000	788,078
AXA Equitable Holdings, Inc.:
3.90%, 4/20/2023 (a)	885,000	877,619
4.35%, 4/20/2028 (a)	865,000	837,329
AXIS Specialty Finance LLC 5.88%, 6/1/2020	78,000	80,778
AXIS Specialty Finance PLC 4.00%, 12/6/2027	546,000	515,910
Berkshire Hathaway Finance Corp.:
2.90%, 10/15/2020	354,000	353,752
3.00%, 5/15/2022	783,000	777,989
4.25%, 1/15/2021	1,348,000	1,383,075
Berkshire Hathaway, Inc.:
2.20%, 3/15/2021	1,441,000	1,412,973
2.75%, 3/15/2023	1,980,000	1,933,549
3.00%, 2/11/2023	267,000	265,075
3.13%, 3/15/2026	1,776,000	1,710,323
3.40%, 1/31/2022	379,000	381,729
3.75%, 8/15/2021	140,000	143,426
Brighthouse Financial, Inc. 3.70%, 6/22/2027	1,618,000	1,437,480
Brown & Brown, Inc. 4.20%, 9/15/2024	512,000	508,221
Chubb INA Holdings, Inc.:
2.30%, 11/3/2020	1,155,000	1,133,840
2.70%, 3/13/2023	552,000	533,166
2.88%, 11/3/2022	841,000	822,288

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.15%, 3/15/2025	$ 2,170,000	$ 2,097,196
3.35%, 5/15/2024	451,000	443,347
3.35%, 5/3/2026	1,159,000	1,125,992
CNA Financial Corp.:
3.45%, 8/15/2027	500,000	462,785
3.95%, 5/15/2024	456,000	452,635
4.50%, 3/1/2026	678,000	685,194
5.75%, 8/15/2021	100,000	105,650
5.88%, 8/15/2020	732,000	764,010
Enstar Group, Ltd. 4.50%, 3/10/2022	543,000	545,248
Fairfax Financial Holdings, Ltd. 4.85%, 4/17/2028 (a)	1,800,000	1,776,438
Fidelity National Financial, Inc.:
4.50%, 8/15/2028 (a)	400,000	392,080
5.50%, 9/1/2022	620,000	656,146
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	244,000	241,736
Hartford Financial Services Group, Inc.:
5.13%, 4/15/2022	655,000	687,331
5.50%, 3/30/2020	735,000	758,020
Kemper Corp. 4.35%, 2/15/2025	250,000	245,335
Lincoln National Corp.:
3.63%, 12/12/2026	972,000	931,720
3.80%, 3/1/2028 (b)	155,000	149,505
4.00%, 9/1/2023	775,000	783,130
4.20%, 3/15/2022	50,000	50,835
4.85%, 6/24/2021	185,000	191,027
6.25%, 2/15/2020	5,000	5,190
Loews Corp. 3.75%, 4/1/2026	450,000	445,270
Manulife Financial Corp.:
4.15%, 3/4/2026	778,000	784,792
4.90%, 9/17/2020	56,000	57,659
USD 5 Year Swap Rate + 1.65%, 4.06%, 2/24/2032 (c)	906,000	863,273
Markel Corp. 3.50%, 11/1/2027	617,000	574,285
Marsh & McLennan Cos., Inc.:
2.35%, 3/6/2020	464,000	457,875
2.75%, 1/30/2022	821,000	799,720
3.30%, 3/14/2023	1,993,000	1,950,968
3.50%, 6/3/2024	476,000	466,313
3.50%, 3/10/2025	524,000	510,491
3.75%, 3/14/2026	186,000	182,602
4.80%, 7/15/2021	939,000	967,489
Mercury General Corp. 4.40%, 3/15/2027	3,495,000	3,365,091
MetLife, Inc.:
3.00%, 3/1/2025	343,000	327,387
3.60%, 4/10/2024	1,176,000	1,180,528
3.60%, 11/13/2025 (b)	364,000	358,977
4.75%, 2/8/2021	3,613,000	3,729,411
3.05%, 12/15/2022	259,000	254,128
Series D, 4.37%, 9/15/2023	738,000	765,358
Security Description	Principal Amount	Value
Old Republic International Corp.:
3.88%, 8/26/2026	$ 506,000	$ 484,282
4.88%, 10/1/2024	275,000	282,752
PartnerRe Finance B LLC 5.50%, 6/1/2020	254,000	261,709
Primerica, Inc. 4.75%, 7/15/2022	272,000	280,660
Principal Financial Group, Inc.:
3.10%, 11/15/2026	523,000	485,736
3.30%, 9/15/2022	180,000	177,298
3.40%, 5/15/2025	380,000	367,316
3 Month USD LIBOR + 3.04%, 4.70%, 5/15/2055 (c)	150,000	150,855
Progressive Corp.:
2.45%, 1/15/2027 (b)	258,000	233,714
3.75%, 8/23/2021	622,000	627,592
Protective Life Corp. 7.38%, 10/15/2019	185,000	192,824
Prudential Financial, Inc.:
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	966,000	964,957
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (c)	897,000	896,785
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (c)	904,000	938,804
3 Month USD LIBOR + 4.18%, 5.88%, 9/15/2042 (c)	967,000	1,025,107
USD 5 Year Swap Rate + 2.67%, 5.70%, 9/15/2048 (c)	4,000,000	3,990,120
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (c)	742,000	689,311
Series MTN, 3.50%, 5/15/2024	686,000	685,527
Series MTN, 3.88%, 3/27/2028	500,000	495,615
Series MTN, 4.50%, 11/15/2020	542,000	555,577
Series MTN, 4.50%, 11/16/2021	320,000	330,080
Series MTN, 5.38%, 6/21/2020	399,000	413,109
Reinsurance Group of America, Inc.:
3.95%, 9/15/2026	300,000	290,805
5.00%, 6/1/2021	405,000	419,876
6.45%, 11/15/2019	565,000	583,814
Series MTN, 4.70%, 9/15/2023	27,000	27,764
RenaissanceRe Finance, Inc.:
3.45%, 7/1/2027	487,000	456,299

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 4/1/2025	$ 50,000	$ 48,685
Sompo International Holdings, Ltd. 4.70%, 10/15/2022	51,000	51,647
Swiss Re America Holding Corp. 7.00%, 2/15/2026	121,000	139,725
Torchmark Corp.:
3.80%, 9/15/2022	75,000	75,052
4.55%, 9/15/2028	1,400,000	1,406,426
Travelers Cos., Inc. 3.90%, 11/1/2020	241,000	244,263
Trinity Acquisition PLC:
3.50%, 9/15/2021	524,000	518,886
4.40%, 3/15/2026	385,000	383,602
Unum Group:
3.00%, 5/15/2021	430,000	423,141
4.00%, 3/15/2024	152,000	150,105
5.63%, 9/15/2020	226,000	234,570
Voya Financial, Inc.:
3.13%, 7/15/2024	1,185,000	1,119,979
3.65%, 6/15/2026	868,000	827,838
5.50%, 7/15/2022	5,000	5,293
Willis North America, Inc.:
3.60%, 5/15/2024	516,000	501,315
4.50%, 9/15/2028	2,000,000	1,999,580
Willis Towers Watson PLC 5.75%, 3/15/2021	33,000	34,510
WR Berkley Corp.:
4.63%, 3/15/2022	135,000	138,594
5.38%, 9/15/2020	10,000	10,325
XLIT, Ltd.:
4.45%, 3/31/2025	450,000	445,950
5.75%, 10/1/2021	510,000	539,478
6.25%, 5/15/2027	324,000	366,823
6.38%, 11/15/2024	169,000	188,797
		99,240,362
INTERNET — 1.2%
Alibaba Group Holding, Ltd.:
2.50%, 11/28/2019	1,808,000	1,797,712
2.80%, 6/6/2023	1,965,000	1,891,706
3.13%, 11/28/2021	3,954,000	3,905,682
3.40%, 12/6/2027 (b)	1,134,000	1,059,530
3.60%, 11/28/2024 (b)	1,079,000	1,060,118
Alphabet, Inc.:
2.00%, 8/15/2026	1,905,000	1,715,700
3.38%, 2/25/2024	1,069,000	1,074,687
3.63%, 5/19/2021	945,000	959,430
Amazon.com, Inc.:
1.90%, 8/21/2020	1,208,000	1,184,202
2.40%, 2/22/2023	693,000	665,682
2.50%, 11/29/2022	3,297,000	3,194,925
2.60%, 12/5/2019	1,240,000	1,237,346
2.80%, 8/22/2024	2,167,000	2,091,892
3.15%, 8/22/2027	3,248,000	3,113,890
3.30%, 12/5/2021 (b)	1,071,000	1,076,419
3.80%, 12/5/2024	958,000	976,882
5.20%, 12/3/2025 (b)	659,000	723,661
Security Description	Principal Amount	Value
Baidu, Inc.:
2.88%, 7/6/2022	$ 650,000	$ 624,748
3.00%, 6/30/2020	430,000	426,044
3.50%, 11/28/2022	357,000	350,131
3.63%, 7/6/2027	980,000	919,485
3.88%, 9/29/2023	1,050,000	1,039,910
4.13%, 6/30/2025	370,000	364,938
4.38%, 3/29/2028	1,190,000	1,173,554
Booking Holdings, Inc.:
2.75%, 3/15/2023	816,000	783,556
3.55%, 3/15/2028	134,000	128,105
3.60%, 6/1/2026	875,000	848,173
3.65%, 3/15/2025 (b)	942,000	924,686
eBay, Inc.:
2.15%, 6/5/2020	657,000	645,962
2.60%, 7/15/2022	1,462,000	1,410,479
2.75%, 1/30/2023	848,000	816,022
2.88%, 8/1/2021	746,000	734,512
3.25%, 10/15/2020	406,000	405,907
3.45%, 8/1/2024	877,000	855,321
3.60%, 6/5/2027	870,000	825,795
3.80%, 3/9/2022	572,000	576,261
Expedia Group, Inc.:
4.50%, 8/15/2024	978,000	985,462
5.00%, 2/15/2026	1,054,000	1,074,606
5.95%, 8/15/2020	683,000	713,325
3.80%, 2/15/2028	74,000	68,207
JD.com, Inc.:
3.13%, 4/29/2021	420,000	407,333
3.88%, 4/29/2026	452,000	416,902
		45,248,888
INVESTMENT COMPANY SECURITY — 0.1%
Apollo Investment Corp. 5.25%, 3/3/2025	80,000	78,559
Ares Capital Corp.:
3.50%, 2/10/2023	673,000	643,287
3.63%, 1/19/2022	763,000	747,054
3.88%, 1/15/2020	601,000	603,596
4.25%, 3/1/2025	725,000	693,293
FS Investment Corp. 4.25%, 1/15/2020	356,000	356,570
Prospect Capital Corp. 5.88%, 3/15/2023	600,000	611,424
		3,733,783
IRON/STEEL — 0.2%
ArcelorMittal:
5.13%, 6/1/2020	30,000	30,752
5.25%, 8/5/2020 (g)	930,000	955,575
5.50%, 3/1/2021	515,000	531,094
6.13%, 6/1/2025	535,000	578,811
6.25%, 2/25/2022	1,172,000	1,254,040
Nucor Corp.:
3.95%, 5/1/2028	715,000	713,277
4.00%, 8/1/2023	325,000	331,289
4.13%, 9/15/2022	456,000	465,029

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Reliance Steel & Aluminum Co. 4.50%, 4/15/2023	$ 472,000	$ 478,169
Vale Overseas, Ltd.:
4.38%, 1/11/2022	1,292,000	1,305,178
6.25%, 8/10/2026	2,367,000	2,588,362
		9,231,576
LEISURE TIME — 0.0% (f)
Harley-Davidson, Inc. 3.50%, 7/28/2025 (b)	250,000	239,438
Royal Caribbean Cruises, Ltd.:
2.65%, 11/28/2020	468,000	460,100
3.70%, 3/15/2028 (b)	472,000	438,384
5.25%, 11/15/2022	2,000	2,105
7.50%, 10/15/2027	544,000	645,597
		1,785,624
LODGING — 0.2%
Hyatt Hotels Corp.:
3.38%, 7/15/2023	125,000	122,099
4.38%, 9/15/2028	1,140,000	1,120,837
4.85%, 3/15/2026	211,000	217,402
Marriott International, Inc.:
2.30%, 1/15/2022	950,000	910,945
2.88%, 3/1/2021	210,000	207,117
3.38%, 10/15/2020	742,000	742,497
3.75%, 3/15/2025	580,000	567,646
3.75%, 10/1/2025	50,000	48,724
Series N, 3.13%, 10/15/2021	535,000	529,869
Series R, 3.13%, 6/15/2026	504,000	469,814
Series X, 4.00%, 4/15/2028	522,000	511,200
Sands China, Ltd.:
4.60%, 8/8/2023 (a)	1,115,000	1,115,747
5.13%, 8/8/2025 (a)	870,000	870,191
5.40%, 8/8/2028 (a) (b)	910,000	904,977
		8,339,065
MACHINERY, CONSTRUCTION & MINING — 0.5%
ABB Finance USA, Inc.:
2.80%, 4/3/2020	340,000	338,453
2.88%, 5/8/2022	1,349,000	1,325,608
3.38%, 4/3/2023	572,000	569,706
3.80%, 4/3/2028	410,000	410,980
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	802,000	769,615
1.93%, 10/1/2021	362,000	347,868
2.40%, 8/9/2026	270,000	244,925
Series GMTN, 1.85%, 9/4/2020	1,210,000	1,181,154
Series MTN, 2.00%, 11/29/2019	999,000	988,271
Series MTN, 2.00%, 3/5/2020	277,000	273,086
Series MTN, 2.10%, 1/10/2020	470,000	464,886
Series MTN, 2.25%, 12/1/2019	674,000	669,087
Security Description	Principal Amount	Value
Series MTN, 2.40%, 6/6/2022	$ 977,000	$ 945,599
Series MTN, 2.55%, 11/29/2022	647,000	627,176
Series MTN, 2.63%, 3/1/2023	515,000	497,634
Series MTN, 2.85%, 6/1/2022	281,000	276,428
Series MTN, 2.90%, 3/15/2021	537,000	533,166
Series MTN, 2.95%, 5/15/2020	1,075,000	1,072,882
Series MTN, 3.15%, 9/7/2021	2,500,000	2,498,600
Series MTN, 3.25%, 12/1/2024	624,000	614,434
Series MTN, 3.30%, 6/9/2024	385,000	381,258
Series MTN, 3.45%, 5/15/2023	100,000	100,146
Series MTN, 3.75%, 11/24/2023	428,000	433,457
Caterpillar, Inc.:
2.60%, 6/26/2022	794,000	773,189
3.40%, 5/15/2024	672,000	671,772
3.90%, 5/27/2021	668,000	679,984
Oshkosh Corp. 4.60%, 5/15/2028	1,535,000	1,517,808
		19,207,172
MACHINERY-DIVERSIFIED — 1.0%
CNH Industrial Capital LLC:
3.88%, 10/15/2021	491,000	486,090
4.20%, 1/15/2024	500,000	498,345
4.38%, 11/6/2020	463,000	468,209
4.38%, 4/5/2022	738,000	741,173
4.88%, 4/1/2021	835,000	855,875
CNH Industrial NV:
4.50%, 8/15/2023	570,000	578,778
Series MTN, 3.85%, 11/15/2027	354,000	335,858
Cummins, Inc. 3.65%, 10/1/2023	322,000	326,234
Deere & Co.:
2.60%, 6/8/2022	821,000	801,041
4.38%, 10/16/2019 (b)	257,000	261,235
Dover Corp.:
3.15%, 11/15/2025	505,000	480,811
4.30%, 3/1/2021	439,000	448,030
Flowserve Corp.:
3.50%, 9/15/2022	471,000	461,217
4.00%, 11/15/2023	13,000	12,825
IDEX Corp. 4.20%, 12/15/2021	44,000	44,483
John Deere Capital Corp.:
1.70%, 1/15/2020	199,000	195,923
2.55%, 1/8/2021	400,000	394,476
2.80%, 1/27/2023	249,000	242,409
Series 0014, 2.45%, 9/11/2020	150,000	148,178
Series DMTN, 2.35%, 1/8/2021	997,000	980,101

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 3.45%, 6/7/2023	$ 395,000	$ 394,672
Series MTN, 1.95%, 6/22/2020	517,000	507,616
Series MTN, 2.05%, 3/10/2020	266,000	262,297
Series MTN, 2.15%, 9/8/2022	638,000	609,028
Series MTN, 2.20%, 3/13/2020	683,000	674,743
Series MTN, 2.38%, 7/14/2020	436,000	430,419
Series MTN, 2.65%, 1/6/2022	744,000	728,607
Series MTN, 2.65%, 6/24/2024	1,008,000	960,221
Series MTN, 2.65%, 6/10/2026	1,001,000	931,340
Series MTN, 2.70%, 1/6/2023	437,000	424,371
Series MTN, 2.75%, 3/15/2022	534,000	523,971
Series MTN, 2.80%, 3/4/2021	321,000	318,159
Series MTN, 2.80%, 3/6/2023	1,748,000	1,708,880
Series MTN, 2.80%, 9/8/2027	755,000	700,527
Series MTN, 2.88%, 3/12/2021	550,000	545,056
Series MTN, 3.05%, 1/6/2028	765,000	723,858
Series MTN, 3.13%, 9/10/2021	800,000	798,112
Series MTN, 3.15%, 10/15/2021	538,000	536,526
Series MTN, 3.35%, 6/12/2024	290,000	286,610
Series MTN, 3.40%, 9/11/2025	175,000	172,109
Series MTN, 3.45%, 3/13/2025	3,600,000	3,559,320
Series MTN, 3.90%, 7/12/2021	70,000	71,214
Nvent Finance Sarl:
3.95%, 4/15/2023 (a)	1,125,000	1,108,924
4.55%, 4/15/2028 (a)	505,000	491,668
Rockwell Automation, Inc.:
2.05%, 3/1/2020	322,000	316,871
2.88%, 3/1/2025	25,000	23,733
Roper Technologies, Inc.:
2.80%, 12/15/2021	520,000	508,045
3.00%, 12/15/2020	966,000	959,470
3.13%, 11/15/2022	495,000	484,199
3.65%, 9/15/2023	2,675,000	2,658,228
3.80%, 12/15/2026	792,000	770,220
3.85%, 12/15/2025	75,000	73,548
Wabtec Corp.:
3.45%, 11/15/2026	499,000	457,548
4.15%, 3/15/2024	1,500,000	1,489,995
4.70%, 9/15/2028	1,500,000	1,479,945
Xylem, Inc.:
3.25%, 11/1/2026	908,000	852,757
4.88%, 10/1/2021	665,000	687,550
		36,991,648
Security Description	Principal Amount	Value
MEDIA — 2.4%
21st Century Fox America, Inc.:
3.00%, 9/15/2022	$ 521,000	$ 512,779
3.38%, 11/15/2026	643,000	627,523
3.70%, 9/15/2024	323,000	322,767
3.70%, 10/15/2025	650,000	646,588
4.00%, 10/1/2023	375,000	380,948
4.50%, 2/15/2021	927,000	952,854
5.65%, 8/15/2020	47,000	49,027
CBS Corp.:
2.50%, 2/15/2023	451,000	425,049
2.90%, 6/1/2023 (a)	450,000	428,517
2.90%, 1/15/2027	680,000	608,512
3.38%, 3/1/2022	853,000	841,152
3.38%, 2/15/2028	1,255,000	1,149,693
3.50%, 1/15/2025	251,000	239,921
3.70%, 8/15/2024	971,000	943,540
3.70%, 6/1/2028 (a)	478,000	448,335
4.00%, 1/15/2026	789,000	771,342
4.30%, 2/15/2021	102,000	103,455
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	2,433,000	2,426,918
3.75%, 2/15/2028	446,000	411,060
4.20%, 3/15/2028	2,066,000	1,973,526
4.46%, 7/23/2022	3,289,000	3,342,841
4.50%, 2/1/2024	1,175,000	1,181,674
4.91%, 7/23/2025	4,305,000	4,376,721
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	1,039,000	1,265,284
Comcast Corp.:
1.63%, 1/15/2022 (b)	616,000	581,214
2.35%, 1/15/2027	728,000	640,254
2.75%, 3/1/2023	1,207,000	1,167,193
2.85%, 1/15/2023	1,496,000	1,451,823
3.00%, 2/1/2024	918,000	884,438
3.13%, 7/15/2022	784,000	774,028
3.15%, 3/1/2026	1,426,000	1,344,404
3.15%, 2/15/2028	1,899,000	1,761,076
3.30%, 2/1/2027	1,369,000	1,292,747
3.38%, 2/15/2025	580,000	560,877
3.38%, 8/15/2025	1,140,000	1,099,222
3.55%, 5/1/2028	300,000	287,193
3.60%, 3/1/2024	1,056,000	1,047,710
5.15%, 3/1/2020	1,372,000	1,410,169
Discovery Communications LLC:
2.75%, 11/15/2019 (a)	366,000	363,800
2.80%, 6/15/2020 (a)	810,000	801,641
2.95%, 3/20/2023	2,246,000	2,149,242
3.25%, 4/1/2023	2,047,000	1,973,267
3.30%, 5/15/2022	466,000	456,550
3.45%, 3/15/2025	50,000	47,540
3.50%, 6/15/2022 (a)	83,000	81,792

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.80%, 3/13/2024	$ 544,000	$ 534,126
3.90%, 11/15/2024 (a)	693,000	678,911
3.95%, 6/15/2025 (a)	260,000	253,757
3.95%, 3/20/2028	200,000	189,860
4.38%, 6/15/2021	355,000	361,429
4.90%, 3/11/2026 (b)	913,000	936,236
5.05%, 6/1/2020	500,000	513,455
Grupo Televisa SAB 6.63%, 3/18/2025 (b)	250,000	282,570
NBCUniversal Media LLC:
2.88%, 1/15/2023	1,328,000	1,291,108
4.38%, 4/1/2021	1,200,000	1,229,160
5.15%, 4/30/2020	6,567,000	6,770,511
RELX Capital, Inc.:
3.13%, 10/15/2022	222,000	216,867
3.50%, 3/16/2023	1,310,000	1,294,136
TCI Communications, Inc.:
7.13%, 2/15/2028	200,000	241,396
7.88%, 2/15/2026	70,000	85,900
Thomson Reuters Corp.:
3.35%, 5/15/2026	440,000	406,080
3.85%, 9/29/2024	695,000	681,093
3.95%, 9/30/2021	220,000	222,378
4.30%, 11/23/2023	671,000	681,045
4.70%, 10/15/2019	575,000	585,114
Time Warner Cable LLC:
4.00%, 9/1/2021	1,041,000	1,046,434
4.13%, 2/15/2021	1,241,000	1,251,114
5.00%, 2/1/2020	1,247,000	1,272,214
Time Warner Entertainment Co. L.P. 8.38%, 3/15/2023	926,000	1,074,040
Viacom, Inc.:
3.45%, 10/4/2026	566,000	531,814
3.88%, 12/15/2021	746,000	747,671
3.88%, 4/1/2024	826,000	812,057
4.25%, 9/1/2023	882,000	887,645
4.50%, 3/1/2021	362,000	367,966
Walt Disney Co.:
2.30%, 2/12/2021	169,000	165,828
2.75%, 8/16/2021	772,000	765,677
3.00%, 2/13/2026	825,000	790,985
Series GMTN, 2.15%, 9/17/2020	458,000	451,547
Series GMTN, 3.15%, 9/17/2025	789,000	767,026
Series MTN, 1.80%, 6/5/2020	996,000	977,016
Series MTN, 1.85%, 7/30/2026	707,000	620,619
Series MTN, 1.95%, 3/4/2020	567,000	559,408
Series MTN, 2.35%, 12/1/2022 (b)	1,070,000	1,027,393
Series MTN, 2.45%, 3/4/2022	890,000	864,591
Series MTN, 2.55%, 2/15/2022	442,000	431,255
Series MTN, 2.95%, 6/15/2027 (b)	2,765,000	2,621,026
Series MTN, 3.75%, 6/1/2021	343,000	349,737
Security Description	Principal Amount	Value
Warner Media LLC:
2.95%, 7/15/2026	$ 1,718,000	$ 1,557,676
3.40%, 6/15/2022	412,000	407,859
3.55%, 6/1/2024	727,000	706,775
3.60%, 7/15/2025	1,775,000	1,701,675
3.80%, 2/15/2027	1,252,000	1,195,585
3.88%, 1/15/2026	798,000	771,834
4.00%, 1/15/2022	435,000	439,437
4.05%, 12/15/2023	10,000	10,064
4.70%, 1/15/2021	888,000	912,118
4.75%, 3/29/2021	1,075,000	1,107,347
		89,254,771
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
2.25%, 6/15/2020	481,000	474,660
2.50%, 1/15/2023	1,432,000	1,378,243
3.25%, 6/15/2025	951,000	923,773
Timken Co. 3.88%, 9/1/2024	166,000	161,810
		2,938,486
MINING — 0.4%
Barrick Gold Corp. 3.85%, 4/1/2022	1,170,000	1,178,131
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022	2,262,000	2,224,632
3.25%, 11/21/2021	550,000	549,032
6.42%, 3/1/2026	55,000	63,594
Goldcorp, Inc.:
3.63%, 6/9/2021	966,000	963,121
3.70%, 3/15/2023	1,190,000	1,173,269
Kinross Gold Corp.:
4.50%, 7/15/2027	1,579,000	1,418,384
5.13%, 9/1/2021	150,000	153,937
5.95%, 3/15/2024	2,080,000	2,134,600
Newmont Mining Corp.:
3.50%, 3/15/2022	978,000	969,218
5.13%, 10/1/2019	389,000	395,033
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	1,658,000	1,665,975
Southern Copper Corp.:
3.50%, 11/8/2022	1,754,000	1,737,495
3.88%, 4/23/2025	163,000	158,814
5.38%, 4/16/2020	370,000	382,965
Yamana Gold, Inc. 4.63%, 12/15/2027	1,237,000	1,161,160
		16,329,360
MISCELLANEOUS MANUFACTURER — 1.1%
3M Co.:
2.88%, 10/15/2027	942,000	890,548
Series MTN, 1.63%, 9/19/2021	462,000	442,286
Series MTN, 2.00%, 8/7/2020	74,000	72,765
Series MTN, 2.00%, 6/26/2022	924,000	885,876

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.25%, 3/15/2023	$ 692,000	$ 665,400
Series MTN, 2.25%, 9/19/2026	550,000	498,822
Series MTN, 3.00%, 9/14/2021 (b)	760,000	759,422
Series MTN, 3.00%, 8/7/2025	206,000	200,314
Series MTN, 3.25%, 2/14/2024	1,500,000	1,496,340
Series MTN, 3.63%, 9/14/2028	1,710,000	1,709,248
Carlisle Cos., Inc.:
3.50%, 12/1/2024	1,054,000	1,010,364
3.75%, 11/15/2022	50,000	49,639
3.75%, 12/1/2027	472,000	449,089
Eaton Corp.:
2.75%, 11/2/2022	1,533,000	1,487,148
3.10%, 9/15/2027	897,000	836,219
General Electric Co.:
2.10%, 12/11/2019	525,000	518,973
2.70%, 10/9/2022	2,579,000	2,492,010
3.38%, 3/11/2024 (b)	1,026,000	1,007,358
5.30%, 2/11/2021	1,194,000	1,244,100
Series GMTN, 2.20%, 1/9/2020	1,159,000	1,146,436
Series GMTN, 3.10%, 1/9/2023	1,385,000	1,356,040
Series GMTN, 3.15%, 9/7/2022	4,227,000	4,167,399
Series GMTN, 3.45%, 5/15/2024	1,043,000	1,026,083
Series GMTN, 4.63%, 1/7/2021	1,023,000	1,053,598
Series GMTN, 5.50%, 1/8/2020	1,359,000	1,398,126
Series MTN, 4.38%, 9/16/2020	1,052,000	1,074,103
Series MTN, 4.65%, 10/17/2021	1,243,000	1,283,634
Series MTN, 5.55%, 5/4/2020	999,000	1,034,025
Hexcel Corp.:
3.95%, 2/15/2027	175,000	169,932
4.70%, 8/15/2025	553,000	564,093
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	1,525,000	1,408,780
3.38%, 9/15/2021	340,000	340,534
3.50%, 3/1/2024	463,000	466,130
Ingersoll-Rand Global Holding Co., Ltd.:
2.90%, 2/21/2021	1,079,000	1,066,246
3.75%, 8/21/2028	715,000	695,566
4.25%, 6/15/2023	517,000	528,969
Ingersoll-Rand Luxembourg Finance SA:
2.63%, 5/1/2020	219,000	216,902
3.55%, 11/1/2024	158,000	154,301
Pall Corp. 5.00%, 6/15/2020	11,000	11,325
Security Description	Principal Amount	Value
Parker-Hannifin Corp.:
3.25%, 3/1/2027	$ 275,000	$ 263,689
Series MTN, 3.30%, 11/21/2024	495,000	485,323
Series MTN, 3.50%, 9/15/2022	590,000	589,864
Textron, Inc.:
3.65%, 3/15/2027	659,000	630,090
3.88%, 3/1/2025	891,000	876,263
4.00%, 3/15/2026	491,000	482,879
4.30%, 3/1/2024	569,000	576,488
Trinity Industries, Inc. 4.55%, 10/1/2024	275,000	266,981
		40,049,720
OFFICE & BUSINESS EQUIPMENT — 0.1%
Xerox Corp.:
2.75%, 9/1/2020	270,000	264,948
2.80%, 5/15/2020	610,000	600,856
3.50%, 8/20/2020	185,000	183,722
3.63%, 3/15/2023	780,000	744,008
3.80%, 5/15/2024	1,020,000	958,035
4.07%, 3/17/2022	158,000	155,603
4.50%, 5/15/2021	1,469,000	1,474,700
5.63%, 12/15/2019	985,000	1,007,881
		5,389,753
OIL & GAS — 4.1%
Anadarko Petroleum Corp.:
3.45%, 7/15/2024 (b)	867,000	833,959
4.85%, 3/15/2021	1,035,000	1,062,500
5.55%, 3/15/2026	1,293,000	1,374,549
Andeavor:
3.80%, 4/1/2028	480,000	458,242
4.75%, 12/15/2023	800,000	828,800
5.13%, 4/1/2024	34,000	34,752
5.13%, 12/15/2026	926,000	970,022
Apache Corp.:
2.63%, 1/15/2023	373,000	355,428
3.25%, 4/15/2022	653,000	643,068
3.63%, 2/1/2021	486,000	486,850
BP Capital Markets America, Inc.:
3.80%, 9/21/2025	1,000,000	1,002,600
3.94%, 9/21/2028	1,550,000	1,559,517
BP Capital Markets PLC:
2.11%, 9/16/2021	1,054,000	1,018,312
2.32%, 2/13/2020	1,581,000	1,566,866
2.50%, 11/6/2022	818,000	790,000
2.52%, 1/15/2020	1,210,000	1,202,837
2.52%, 9/19/2022	1,069,000	1,031,350
2.75%, 5/10/2023	831,000	803,261
3.02%, 1/16/2027	1,389,000	1,305,410
3.06%, 3/17/2022	1,315,000	1,299,049
3.12%, 5/4/2026	1,325,000	1,264,169
3.22%, 11/28/2023	857,000	841,643
3.22%, 4/14/2024	945,000	927,121

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 5/6/2022	$ 1,500,000	$ 1,489,995
3.28%, 9/19/2027	658,000	628,601
3.51%, 3/17/2025	1,745,000	1,721,512
3.54%, 11/4/2024	1,403,000	1,394,119
3.56%, 11/1/2021	1,004,000	1,010,566
3.59%, 4/14/2027	1,800,000	1,762,650
3.81%, 2/10/2024	750,000	758,055
3.99%, 9/26/2023	285,000	290,680
4.50%, 10/1/2020	1,770,000	1,814,215
4.74%, 3/11/2021	1,860,000	1,923,668
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	879,000	848,323
3.45%, 11/15/2021	1,280,000	1,273,741
3.80%, 4/15/2024 (b)	298,000	294,907
3.85%, 6/1/2027	1,009,000	982,060
3.90%, 2/1/2025	816,000	806,012
Cenovus Energy, Inc.:
3.00%, 8/15/2022	692,000	663,455
4.25%, 4/15/2027	901,000	870,988
5.70%, 10/15/2019	808,000	823,837
Chevron Corp.:
1.96%, 3/3/2020	2,341,000	2,310,824
1.99%, 3/3/2020	375,000	370,252
2.10%, 5/16/2021	1,855,000	1,807,846
2.19%, 11/15/2019	939,000	932,286
2.36%, 12/5/2022	1,849,000	1,779,126
2.41%, 3/3/2022	1,099,000	1,069,712
2.42%, 11/17/2020	992,000	979,630
2.43%, 6/24/2020	489,000	484,726
2.50%, 3/3/2022	730,000	711,896
2.57%, 5/16/2023	1,107,000	1,068,377
2.90%, 3/3/2024	425,000	413,223
2.95%, 5/16/2026	2,235,000	2,133,196
3.19%, 6/24/2023	2,274,000	2,257,218
3.33%, 11/17/2025	698,000	687,321
Cimarex Energy Co.:
3.90%, 5/15/2027 (b)	807,000	770,515
4.38%, 6/1/2024	979,000	989,289
Concho Resources, Inc.:
3.75%, 10/1/2027	421,000	403,129
4.30%, 8/15/2028	425,000	422,854
4.38%, 1/15/2025	613,000	618,292
ConocoPhillips Co.:
2.40%, 12/15/2022	29,000	27,768
4.95%, 3/15/2026 (b)	1,292,000	1,388,926
Continental Resources, Inc.:
3.80%, 6/1/2024	970,000	949,994
4.38%, 1/15/2028	811,000	804,642
4.50%, 4/15/2023	1,950,000	1,984,125
5.00%, 9/15/2022	2,286,000	2,319,147
Devon Energy Corp.:
3.25%, 5/15/2022 (b)	713,000	699,859
4.00%, 7/15/2021	357,000	360,474
5.85%, 12/15/2025	901,000	983,234
Encana Corp. 3.90%, 11/15/2021	604,000	606,265
Security Description	Principal Amount	Value
Eni USA, Inc. 7.30%, 11/15/2027	$ 525,000	$ 617,515
EOG Resources, Inc.:
2.45%, 4/1/2020	741,000	733,768
2.63%, 3/15/2023	1,085,000	1,045,072
3.15%, 4/1/2025	588,000	570,231
4.10%, 2/1/2021	1,172,000	1,191,232
4.15%, 1/15/2026	469,000	479,290
4.40%, 6/1/2020	250,000	254,465
EQT Corp.:
2.50%, 10/1/2020	837,000	817,925
3.00%, 10/1/2022	851,000	825,555
3.90%, 10/1/2027	821,000	769,466
4.88%, 11/15/2021	901,000	925,165
Exxon Mobil Corp.:
1.91%, 3/6/2020	1,278,000	1,261,884
2.22%, 3/1/2021	3,318,000	3,252,237
2.40%, 3/6/2022	1,332,000	1,296,755
2.71%, 3/6/2025	1,815,000	1,734,741
2.73%, 3/1/2023	877,000	857,548
3.04%, 3/1/2026	2,684,000	2,600,420
3.18%, 3/15/2024	1,191,000	1,181,936
Helmerich & Payne International Drilling Co. 4.65%, 3/15/2025	540,000	552,344
Hess Corp.:
3.50%, 7/15/2024	567,000	539,262
4.30%, 4/1/2027	1,175,000	1,140,478
HollyFrontier Corp. 5.88%, 4/1/2026	1,018,000	1,085,147
Husky Energy, Inc.:
3.95%, 4/15/2022	613,000	618,247
4.00%, 4/15/2024	655,000	654,771
7.25%, 12/15/2019	1,077,000	1,127,867
Kerr-McGee Corp. 6.95%, 7/1/2024	3,786,000	4,274,583
Marathon Oil Corp.:
2.70%, 6/1/2020	308,000	303,842
2.80%, 11/1/2022	1,614,000	1,553,846
3.85%, 6/1/2025	793,000	775,546
4.40%, 7/15/2027	885,000	884,142
Marathon Petroleum Corp.:
3.40%, 12/15/2020	672,000	672,699
3.63%, 9/15/2024	573,000	565,729
5.13%, 3/1/2021	818,000	848,618
Noble Energy, Inc.:
3.85%, 1/15/2028	521,000	491,605
3.90%, 11/15/2024 (b)	836,000	821,236
4.15%, 12/15/2021	1,112,000	1,125,433
Occidental Petroleum Corp.:
2.60%, 4/15/2022	763,000	742,300
2.70%, 2/15/2023	1,025,000	990,960
3.00%, 2/15/2027 (b)	671,000	637,161
3.13%, 2/15/2022	915,000	906,198
3.40%, 4/15/2026	758,000	741,369
3.50%, 6/15/2025	762,000	755,218
Series 1, 4.10%, 2/1/2021	1,392,000	1,415,121

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028	$ 782,000	$ 726,259
Phillips 66:
3.90%, 3/15/2028	985,000	969,004
4.30%, 4/1/2022	1,783,000	1,832,621
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	799,000	798,225
3.95%, 7/15/2022	1,097,000	1,106,676
4.45%, 1/15/2026	505,000	516,681
7.50%, 1/15/2020	319,000	335,381
Shell International Finance B.V.:
1.75%, 9/12/2021	461,000	443,035
1.88%, 5/10/2021	1,203,000	1,164,660
2.13%, 5/11/2020	1,822,000	1,797,640
2.25%, 11/10/2020	1,173,000	1,154,584
2.25%, 1/6/2023	2,022,000	1,931,879
2.38%, 8/21/2022 (b)	1,023,000	990,284
2.50%, 9/12/2026	1,601,000	1,476,922
2.88%, 5/10/2026	1,629,000	1,547,843
3.25%, 5/11/2025	2,269,000	2,224,845
3.40%, 8/12/2023	1,235,000	1,233,604
4.38%, 3/25/2020	1,650,000	1,682,769
Suncor Energy, Inc. 3.60%, 12/1/2024 (b)	367,000	363,301
Total Capital Canada, Ltd. 2.75%, 7/15/2023	769,000	743,977
Total Capital International SA:
2.70%, 1/25/2023	1,028,000	998,424
2.75%, 6/19/2021	882,000	872,757
2.88%, 2/17/2022	1,234,000	1,217,292
3.70%, 1/15/2024	915,000	922,613
3.75%, 4/10/2024	1,286,000	1,299,747
Total Capital SA:
4.13%, 1/28/2021	455,000	464,332
4.25%, 12/15/2021	783,000	806,012
4.45%, 6/24/2020	975,000	998,380
Valero Energy Corp.:
3.40%, 9/15/2026	2,735,000	2,599,289
3.65%, 3/15/2025	1,026,000	1,003,767
4.35%, 6/1/2028	940,000	945,819
6.13%, 2/1/2020	693,000	718,981
		151,878,365
OIL & GAS SERVICES — 0.3%
Baker Hughes a GE Co. LLC 3.20%, 8/15/2021	337,000	335,396
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022	1,692,000	1,639,988
3.34%, 12/15/2027	1,101,000	1,034,378
Halliburton Co.:
3.25%, 11/15/2021	1,047,000	1,047,555
3.50%, 8/1/2023	824,000	820,473
3.80%, 11/15/2025	1,976,000	1,958,157
National Oilwell Varco, Inc. 2.60%, 12/1/2022	1,258,000	1,199,063
Security Description	Principal Amount	Value
Schlumberger Investment SA 3.65%, 12/1/2023	$ 1,191,000	$ 1,198,860
TechnipFMC PLC 3.45%, 10/1/2022	512,000	498,591
		9,732,461
PACKAGING & CONTAINERS — 0.2%
Bemis Co., Inc.:
3.10%, 9/15/2026	385,000	347,659
4.50%, 10/15/2021	500,000	510,420
Packaging Corp. of America:
2.45%, 12/15/2020	771,000	755,965
3.40%, 12/15/2027	410,000	385,097
3.65%, 9/15/2024	642,000	630,880
3.90%, 6/15/2022	20,000	20,179
4.50%, 11/1/2023	1,046,000	1,075,476
WestRock Co.:
3.00%, 9/15/2024 (a)	300,000	283,590
3.38%, 9/15/2027 (a)	275,000	257,623
3.75%, 3/15/2025 (a)	1,090,000	1,072,277
4.00%, 3/15/2028 (a)	600,000	589,152
WestRock RKT Co.:
3.50%, 3/1/2020	55,000	54,995
4.00%, 3/1/2023 (b)	792,000	796,396
4.90%, 3/1/2022	385,000	398,694
		7,178,403
PHARMACEUTICALS — 5.0%
AbbVie, Inc.:
2.30%, 5/14/2021	1,703,000	1,656,934
2.50%, 5/14/2020	3,537,000	3,496,961
2.85%, 5/14/2023	531,000	510,811
2.90%, 11/6/2022	2,570,000	2,496,010
3.20%, 11/6/2022	905,000	889,280
3.20%, 5/14/2026	2,430,000	2,261,820
3.38%, 11/14/2021	1,145,000	1,144,164
3.60%, 5/14/2025	4,746,000	4,589,002
3.75%, 11/14/2023	1,505,000	1,500,831
4.25%, 11/14/2028	165,000	163,094
Allergan Finance LLC 3.25%, 10/1/2022	1,381,000	1,355,962
Allergan Funding SCS:
3.00%, 3/12/2020	3,374,000	3,368,703
3.45%, 3/15/2022	2,071,000	2,056,689
3.80%, 3/15/2025 (b)	4,409,000	4,315,441
3.85%, 6/15/2024	1,087,000	1,075,445
Allergan, Inc.:
2.80%, 3/15/2023	1,010,000	961,894
3.38%, 9/15/2020	404,000	404,558
AmerisourceBergen Corp.:
3.25%, 3/1/2025	325,000	309,260
3.40%, 5/15/2024	380,000	370,606
3.45%, 12/15/2027 (b)	747,000	697,982
3.50%, 11/15/2021	270,000	269,495
AstraZeneca PLC:
2.38%, 11/16/2020	2,076,000	2,039,836

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.38%, 6/12/2022	$ 1,022,000	$ 982,142
3.13%, 6/12/2027	978,000	909,697
3.38%, 11/16/2025	2,116,000	2,044,098
3.50%, 8/17/2023	898,000	890,466
Bristol-Myers Squibb Co.:
2.00%, 8/1/2022	880,000	840,321
3.25%, 11/1/2023	408,000	406,303
3.25%, 2/27/2027	662,000	644,682
7.15%, 6/15/2023	186,000	215,842
Cardinal Health, Inc.:
2.40%, 11/15/2019	482,000	478,438
2.62%, 6/15/2022	959,000	917,629
3.08%, 6/15/2024	715,000	675,582
3.20%, 3/15/2023 (b)	937,000	911,860
3.41%, 6/15/2027	343,000	316,342
3.50%, 11/15/2024	542,000	520,683
3.75%, 9/15/2025 (b)	475,000	457,330
4.63%, 12/15/2020	713,000	729,649
CVS Health Corp.:
2.13%, 6/1/2021	2,455,000	2,369,247
2.75%, 12/1/2022	1,403,000	1,350,612
2.80%, 7/20/2020	2,882,000	2,855,947
2.88%, 6/1/2026	1,707,000	1,563,919
3.13%, 3/9/2020	2,299,000	2,297,782
3.35%, 3/9/2021	3,027,000	3,020,098
3.38%, 8/12/2024	819,000	791,318
3.50%, 7/20/2022	1,698,000	1,685,418
3.70%, 3/9/2023	4,988,000	4,966,153
3.88%, 7/20/2025	2,574,000	2,534,283
4.00%, 12/5/2023	2,339,000	2,343,772
4.10%, 3/25/2025	3,905,000	3,891,567
4.13%, 5/15/2021	637,000	646,014
4.30%, 3/25/2028	8,732,000	8,655,508
4.75%, 12/1/2022	714,000	738,083
6.25%, 6/1/2027	20,000	22,456
Eli Lilly & Co.:
2.35%, 5/15/2022	999,000	969,190
2.75%, 6/1/2025 (b)	791,000	756,599
3.10%, 5/15/2027	716,000	689,293
5.50%, 3/15/2027	1,000,000	1,137,390
Express Scripts Holding Co.:
2.60%, 11/30/2020	1,129,000	1,110,089
3.00%, 7/15/2023	1,227,000	1,182,325
3.05%, 11/30/2022	83,000	80,483
3.30%, 2/25/2021	1,455,000	1,446,517
3.40%, 3/1/2027	1,538,000	1,428,294
3.50%, 6/15/2024 (b)	810,000	788,778
3.90%, 2/15/2022	726,000	730,218
4.50%, 2/25/2026 (b)	962,000	969,484
4.75%, 11/15/2021	1,401,000	1,446,056
GlaxoSmithKline Capital PLC:
2.85%, 5/8/2022	1,723,000	1,690,780
3.13%, 5/14/2021	2,456,000	2,451,751
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	1,418,000	1,381,997
3.38%, 5/15/2023	1,325,000	1,319,395
3.63%, 5/15/2025	457,000	455,560
Security Description	Principal Amount	Value
3.88%, 5/15/2028 (b)	$ 2,025,000	$ 2,040,694
Johnson & Johnson:
1.65%, 3/1/2021	2,515,000	2,435,476
1.88%, 12/5/2019	100,000	98,987
1.95%, 11/10/2020	645,000	632,635
2.05%, 3/1/2023	831,000	794,436
2.25%, 3/3/2022	967,000	941,694
2.45%, 12/5/2021	32,000	31,517
2.45%, 3/1/2026	2,169,000	2,025,976
2.63%, 1/15/2025	844,000	811,143
2.90%, 1/15/2028	1,052,000	999,873
2.95%, 9/1/2020	320,000	321,046
2.95%, 3/3/2027	630,000	604,170
3.38%, 12/5/2023 (b)	906,000	915,894
3.55%, 5/15/2021	100,000	101,351
McKesson Corp.:
2.70%, 12/15/2022	180,000	172,291
2.85%, 3/15/2023	380,000	363,215
3.80%, 3/15/2024	1,308,000	1,296,150
3.95%, 2/16/2028 (b)	630,000	607,849
Mead Johnson Nutrition Co.:
3.00%, 11/15/2020	1,029,000	1,025,131
4.13%, 11/15/2025	633,000	641,533
4.90%, 11/1/2019	331,000	337,104
Medco Health Solutions, Inc. 4.13%, 9/15/2020	161,000	163,077
Merck & Co., Inc.:
1.85%, 2/10/2020	1,386,000	1,367,178
2.35%, 2/10/2022	1,265,000	1,230,997
2.40%, 9/15/2022	1,055,000	1,022,031
2.75%, 2/10/2025	2,789,000	2,677,412
2.80%, 5/18/2023	1,734,000	1,697,898
3.88%, 1/15/2021	826,000	839,935
Mylan NV:
3.15%, 6/15/2021	2,713,000	2,671,681
3.75%, 12/15/2020	573,000	573,355
3.95%, 6/15/2026	2,656,000	2,515,073
Mylan, Inc.:
4.20%, 11/29/2023	361,000	356,874
4.55%, 4/15/2028 (a)	1,300,000	1,263,873
Novartis Capital Corp.:
1.80%, 2/14/2020	954,000	939,747
2.40%, 5/17/2022	1,423,000	1,381,377
2.40%, 9/21/2022	1,613,000	1,558,110
3.00%, 11/20/2025	2,714,000	2,606,091
3.10%, 5/17/2027	903,000	865,932
3.40%, 5/6/2024	1,792,000	1,794,419
4.40%, 4/24/2020	705,000	720,313
Perrigo Finance Unlimited Co.:
3.50%, 12/15/2021	270,000	265,712
3.90%, 12/15/2024	864,000	835,790
4.38%, 3/15/2026	659,000	646,505
Pfizer, Inc.:
1.70%, 12/15/2019	1,075,000	1,060,703
1.95%, 6/3/2021	1,253,000	1,218,054
2.20%, 12/15/2021	925,000	900,460
2.75%, 6/3/2026	992,000	934,762

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 9/15/2021	$ 3,500,000	$ 3,499,405
3.00%, 6/15/2023	872,000	861,379
3.00%, 12/15/2026	995,000	954,693
3.20%, 9/15/2023	1,750,000	1,736,070
3.40%, 5/15/2024	710,000	709,787
3.60%, 9/15/2028 (b)	2,550,000	2,519,298
5.80%, 8/12/2023 (b)	550,000	609,367
Sanofi:
3.38%, 6/19/2023	1,334,000	1,334,534
3.63%, 6/19/2028	1,000,000	991,920
4.00%, 3/29/2021	1,906,000	1,942,481
Shire Acquisitions Investments Ireland DAC:
2.40%, 9/23/2021	3,072,000	2,966,502
2.88%, 9/23/2023	1,872,000	1,783,117
3.20%, 9/23/2026	2,017,000	1,860,138
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	415,000	403,870
Teva Pharmaceutical Finance Netherlands III B.V. 1.70%, 7/19/2019	1,057,000	1,039,179
Wyeth LLC 6.45%, 2/1/2024	604,000	688,639
Zoetis, Inc.:
3.00%, 9/12/2027	613,000	567,233
3.25%, 8/20/2021	455,000	454,199
3.25%, 2/1/2023	1,383,000	1,358,908
3.45%, 11/13/2020	196,000	196,776
3.90%, 8/20/2028	1,000,000	987,510
4.50%, 11/13/2025	1,010,000	1,044,572
		185,457,319
PIPELINES — 3.6%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp.:
3.50%, 12/1/2022	3,384,000	3,331,125
4.25%, 12/1/2027	801,000	783,875
5.25%, 1/15/2025	937,000	962,767
5.50%, 10/15/2019	739,000	750,085
6.38%, 5/1/2024	463,000	491,229
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	3,000	2,900
4.45%, 7/15/2027	1,667,000	1,603,954
4.95%, 12/15/2024	800,000	811,632
5.95%, 6/1/2026	635,000	671,182
Buckeye Partners L.P.:
3.95%, 12/1/2026	989,000	910,978
4.13%, 12/1/2027	1,100,000	1,016,653
4.15%, 7/1/2023 (b)	205,000	202,151
4.35%, 10/15/2024	489,000	478,702
4.88%, 2/1/2021	876,000	892,530
Columbia Pipeline Group, Inc.:
3.30%, 6/1/2020	1,002,000	1,000,277
4.50%, 6/1/2025	783,000	791,480
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	827,000	800,685
4.40%, 3/15/2027	1,026,000	982,313
Security Description	Principal Amount	Value
4.95%, 5/15/2028	$ 650,000	$ 645,534
Enbridge Energy Partners L.P.:
4.20%, 9/15/2021	1,084,000	1,099,003
4.38%, 10/15/2020	418,000	424,475
5.20%, 3/15/2020	433,000	443,795
5.88%, 10/15/2025 (b)	450,000	494,186
Enbridge, Inc.:
2.90%, 7/15/2022	3,392,009	3,290,893
3.50%, 6/10/2024	506,000	493,922
3.70%, 7/15/2027 (b)	597,000	575,908
4.00%, 10/1/2023	701,000	706,356
4.25%, 12/1/2026	484,000	486,793
Energy Transfer Partners L.P.:
3.60%, 2/1/2023	622,000	610,810
4.05%, 3/15/2025	1,005,000	983,423
4.15%, 10/1/2020	1,730,000	1,750,691
4.20%, 4/15/2027	250,000	241,540
4.65%, 6/1/2021	1,145,000	1,172,251
4.75%, 1/15/2026	348,000	350,920
4.90%, 2/1/2024	531,000	547,742
4.95%, 6/15/2028	883,000	899,653
5.20%, 2/1/2022	834,000	866,092
Series 5Y, 4.20%, 9/15/2023	200,000	201,590
Energy Transfer Partners L.P./Regency Energy Finance Corp.:
4.50%, 11/1/2023	761,000	771,852
5.00%, 10/1/2022	600,000	622,110
5.75%, 9/1/2020	518,000	535,809
5.88%, 3/1/2022	1,142,000	1,209,355
Enterprise Products Operating LLC:
2.80%, 2/15/2021	1,005,000	992,377
2.85%, 4/15/2021	987,000	974,317
3.35%, 3/15/2023	1,999,000	1,978,010
3.70%, 2/15/2026 (b)	990,000	974,219
3.75%, 2/15/2025	1,241,000	1,237,339
3.90%, 2/15/2024	320,000	323,133
3.95%, 2/15/2027 (b)	24,000	23,933
4.05%, 2/15/2022	1,251,000	1,269,427
5.20%, 9/1/2020	982,000	1,017,038
5.25%, 1/31/2020	412,000	423,042
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (c)	745,000	695,107
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (c)	1,172,000	1,122,378
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	691,000	647,294
EQT Midstream Partners L.P.:
4.00%, 8/1/2024	857,000	819,249
4.13%, 12/1/2026	955,000	899,343
Series 10Y, 5.50%, 7/15/2028	755,000	776,261
Series 5Y, 4.75%, 7/15/2023	1,020,000	1,035,484
Kinder Morgan Energy Partners L.P.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.45%, 2/15/2023	$ 1,387,000	$ 1,360,952
3.50%, 3/1/2021	1,376,000	1,378,862
3.50%, 9/1/2023	870,000	852,913
3.95%, 9/1/2022	949,000	955,131
4.15%, 3/1/2022	355,000	359,122
4.15%, 2/1/2024	504,000	505,452
4.25%, 9/1/2024	664,000	670,706
4.30%, 5/1/2024	578,000	583,497
5.00%, 10/1/2021	1,086,000	1,127,583
5.30%, 9/15/2020	712,000	737,162
6.50%, 4/1/2020	948,000	989,854
6.85%, 2/15/2020	1,013,000	1,060,672
Kinder Morgan, Inc.:
3.05%, 12/1/2019	1,656,000	1,654,162
3.15%, 1/15/2023	919,000	893,957
4.30%, 6/1/2025 (b)	966,000	975,022
4.30%, 3/1/2028 (b)	325,000	321,896
6.50%, 9/15/2020	421,000	444,627
Magellan Midstream Partners L.P.:
4.25%, 2/1/2021	323,000	328,304
5.00%, 3/1/2026	659,000	699,957
MPLX L.P.:
3.38%, 3/15/2023 (b)	895,000	876,339
4.00%, 2/15/2025 (b)	998,000	983,000
4.00%, 3/15/2028	610,000	586,820
4.13%, 3/1/2027	967,000	941,732
4.50%, 7/15/2023	651,000	667,711
4.88%, 12/1/2024	961,000	997,335
4.88%, 6/1/2025	1,241,000	1,281,754
5.50%, 2/15/2023	692,000	704,560
ONEOK Partners L.P.:
3.38%, 10/1/2022	1,089,000	1,073,656
3.80%, 3/15/2020	50,000	50,198
4.90%, 3/15/2025	1,112,000	1,154,045
5.00%, 9/15/2023	25,000	26,060
ONEOK, Inc.:
4.00%, 7/13/2027 (b)	514,000	497,259
4.25%, 2/1/2022	984,000	995,822
4.55%, 7/15/2028	750,000	753,112
7.50%, 9/1/2023	452,000	517,488
Phillips 66 Partners L.P.:
2.65%, 2/15/2020	75,000	74,285
3.55%, 10/1/2026	575,000	543,415
3.61%, 2/15/2025	105,000	101,246
3.75%, 3/1/2028	961,000	912,335
Plains All American Pipeline L.P./PAA Finance Corp.:
2.60%, 12/15/2019	315,000	312,499
2.85%, 1/31/2023	619,000	588,607
3.60%, 11/1/2024	684,000	658,979
3.65%, 6/1/2022	978,000	965,462
3.85%, 10/15/2023	907,000	893,431
4.50%, 12/15/2026	714,000	713,050
4.65%, 10/15/2025	735,000	743,893
5.00%, 2/1/2021	561,000	574,049
5.75%, 1/15/2020	487,000	499,940
Security Description	Principal Amount	Value
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	$ 1,488,000	$ 1,443,256
5.00%, 3/15/2027	1,437,000	1,474,750
5.63%, 2/1/2021	1,957,000	2,037,389
5.63%, 4/15/2023	1,177,000	1,252,109
5.63%, 3/1/2025	3,031,000	3,230,488
5.75%, 5/15/2024	1,949,000	2,090,019
5.88%, 6/30/2026	1,269,000	1,369,314
6.25%, 3/15/2022	1,010,000	1,085,144
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp. 4.40%, 6/15/2021	358,000	364,745
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	984,000	927,026
3.50%, 3/15/2025	414,000	398,930
4.75%, 3/15/2024	1,003,000	1,035,497
Sunoco Logistics Partners Operations L.P.:
3.45%, 1/15/2023	320,000	312,448
3.90%, 7/15/2026	863,000	818,685
4.00%, 10/1/2027	710,000	674,188
4.25%, 4/1/2024	487,000	485,495
4.40%, 4/1/2021	150,000	152,537
4.65%, 2/15/2022	601,000	616,013
5.95%, 12/1/2025	745,000	802,246
TC PipeLines L.P.:
3.90%, 5/25/2027	700,000	663,943
4.38%, 3/13/2025	350,000	348,037
TransCanada PipeLines, Ltd.:
2.13%, 11/15/2019	797,000	788,592
2.50%, 8/1/2022	905,000	869,596
3.75%, 10/16/2023	537,000	536,952
3.80%, 10/1/2020	1,103,000	1,113,633
4.25%, 5/15/2028	850,000	852,881
4.88%, 1/15/2026	819,000	855,609
9.88%, 1/1/2021	855,000	971,408
Transcontinental Gas Pipe Line Co. LLC:
4.00%, 3/15/2028	1,832,000	1,788,948
7.85%, 2/1/2026	795,000	969,733
Valero Energy Partners L.P.:
4.38%, 12/15/2026	950,000	932,396
4.50%, 3/15/2028	500,000	491,970
Western Gas Partners L.P.:
3.95%, 6/1/2025	670,000	639,776
4.00%, 7/1/2022	815,000	811,944
4.50%, 3/1/2028	2,315,000	2,223,326
4.65%, 7/1/2026	467,000	458,949
4.75%, 8/15/2028	550,000	537,856
5.38%, 6/1/2021	394,000	407,144
Williams Cos., Inc.:
3.35%, 8/15/2022	1,009,000	989,557
3.60%, 3/15/2022	1,492,000	1,483,540
3.70%, 1/15/2023	915,000	904,837
3.75%, 6/15/2027	958,000	913,261
3.90%, 1/15/2025	496,000	485,822

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 11/15/2021	$ 391,000	$ 393,921
4.00%, 9/15/2025	794,000	780,518
4.13%, 11/15/2020	861,000	870,342
4.30%, 3/4/2024	934,000	941,481
4.50%, 11/15/2023	873,000	888,714
4.55%, 6/24/2024 (b)	1,390,000	1,412,543
5.25%, 3/15/2020	1,248,000	1,281,147
		134,883,740
REAL ESTATE — 0.0% (f)
CBRE Services, Inc.:
4.88%, 3/1/2026	296,000	301,659
5.25%, 3/15/2025	601,000	626,128
Prologis L.P.:
3.75%, 11/1/2025	374,000	373,809
4.25%, 8/15/2023	633,000	650,794
		1,952,390
REAL ESTATE INVESTMENT TRUSTS — 3.9%
Alexandria Real Estate Equities, Inc.:
2.75%, 1/15/2020	204,000	202,188
3.45%, 4/30/2025	725,000	693,397
3.90%, 6/15/2023	749,000	751,779
3.95%, 1/15/2027	106,000	102,342
3.95%, 1/15/2028	50,000	47,967
4.00%, 1/15/2024	555,000	556,005
4.30%, 1/15/2026	494,000	490,493
4.60%, 4/1/2022	728,000	747,110
American Campus Communities Operating Partnership L.P.:
3.35%, 10/1/2020	1,004,000	1,000,104
3.63%, 11/15/2027	845,000	789,923
3.75%, 4/15/2023	99,000	97,870
4.13%, 7/1/2024	143,000	141,948
American Homes 4 Rent L.P. 4.25%, 2/15/2028	885,000	845,502
American Tower Corp.:
2.25%, 1/15/2022	853,000	814,242
2.80%, 6/1/2020	923,000	914,425
3.00%, 6/15/2023	709,000	682,249
3.13%, 1/15/2027	1,013,000	921,445
3.30%, 2/15/2021	863,000	857,494
3.38%, 10/15/2026	592,000	551,436
3.45%, 9/15/2021	436,000	434,879
3.50%, 1/31/2023	831,000	817,480
3.55%, 7/15/2027 (b)	947,000	885,142
4.00%, 6/1/2025	1,078,000	1,059,717
4.40%, 2/15/2026	331,000	331,258
4.70%, 3/15/2022	780,000	805,256
5.00%, 2/15/2024	868,000	907,702
5.05%, 9/1/2020	740,000	761,275
5.90%, 11/1/2021	676,000	719,521
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 9/15/2022	200,000	195,770
Security Description	Principal Amount	Value
Series GMTN, 2.95%, 5/11/2026	$ 1,125,000	$ 1,057,027
Series GMTN, 3.45%, 6/1/2025	416,000	405,854
Series GMTN, 3.50%, 11/15/2024	303,000	298,691
Series GMTN, 3.50%, 11/15/2025	200,000	195,418
Series GMTN, 3.63%, 10/1/2020	165,000	165,747
Series GMTN, 4.20%, 12/15/2023	130,000	133,212
Series MTN, 2.90%, 10/15/2026	225,000	209,453
Series MTN, 3.20%, 1/15/2028	415,000	391,905
Series MTN, 3.35%, 5/15/2027	937,000	899,988
Boston Properties L.P.:
2.75%, 10/1/2026	928,000	840,276
3.13%, 9/1/2023	382,000	370,834
3.20%, 1/15/2025	766,000	731,921
3.65%, 2/1/2026	677,000	655,823
3.80%, 2/1/2024	558,000	554,446
3.85%, 2/1/2023	764,000	766,353
4.13%, 5/15/2021	935,000	950,624
5.63%, 11/15/2020	719,000	748,515
5.88%, 10/15/2019	997,000	1,020,360
Brandywine Operating Partnership L.P.:
3.95%, 2/15/2023	503,000	499,766
3.95%, 11/15/2027	350,000	331,226
Brixmor Operating Partnership L.P.:
3.25%, 9/15/2023	416,000	399,285
3.65%, 6/15/2024	1,242,000	1,196,207
3.85%, 2/1/2025	650,000	625,254
3.88%, 8/15/2022	218,000	216,550
3.90%, 3/15/2027	10,000	9,497
4.13%, 6/15/2026	489,000	473,611
Camden Property Trust 2.95%, 12/15/2022	350,000	339,171
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	1,152,000	1,144,408
Columbia Property Trust Operating Partnership L.P.:
3.65%, 8/15/2026	300,000	278,568
4.15%, 4/1/2025 (b)	50,000	48,683
Corporate Office Properties L.P.:
3.60%, 5/15/2023	775,000	749,750
3.70%, 6/15/2021	150,000	148,535
5.00%, 7/1/2025	524,000	531,027
Crown Castle International Corp.:
2.25%, 9/1/2021	1,124,000	1,078,651
3.15%, 7/15/2023	435,000	418,427
3.20%, 9/1/2024	557,000	529,874

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.40%, 2/15/2021	$ 544,000	$ 542,319
3.65%, 9/1/2027	1,098,000	1,031,373
3.70%, 6/15/2026	890,000	849,487
3.80%, 2/15/2028	693,000	656,715
4.00%, 3/1/2027	1,079,000	1,043,285
4.45%, 2/15/2026	841,000	844,776
4.88%, 4/15/2022	1,034,000	1,065,609
5.25%, 1/15/2023	298,000	312,536
CubeSmart L.P.:
3.13%, 9/1/2026	395,000	360,833
4.38%, 12/15/2023	290,000	294,457
DDR Corp.:
3.63%, 2/1/2025	622,000	592,374
4.25%, 2/1/2026 (b)	64,000	62,783
4.63%, 7/15/2022	341,000	348,632
4.70%, 6/1/2027 (b)	335,000	336,956
Digital Realty Trust L.P.:
2.75%, 2/1/2023	545,000	520,677
3.40%, 10/1/2020	184,000	183,816
3.63%, 10/1/2022	304,000	301,921
3.70%, 8/15/2027	775,000	736,095
3.95%, 7/1/2022	1,020,000	1,027,140
4.45%, 7/15/2028	713,000	712,180
4.75%, 10/1/2025	10,000	10,256
5.25%, 3/15/2021	832,000	860,804
5.88%, 2/1/2020	4,000	4,101
Duke Realty L.P.:
3.25%, 6/30/2026	350,000	328,664
3.38%, 12/15/2027	535,000	501,407
3.75%, 12/1/2024	351,000	344,840
3.88%, 10/15/2022	200,000	201,124
4.00%, 9/15/2028	850,000	837,828
4.38%, 6/15/2022	250,000	255,350
EPR Properties:
4.50%, 4/1/2025	160,000	158,112
4.50%, 6/1/2027	605,000	577,938
4.75%, 12/15/2026	269,000	263,434
4.95%, 4/15/2028	921,000	905,785
5.75%, 8/15/2022	475,000	496,494
ERP Operating L.P.:
2.85%, 11/1/2026	455,000	420,975
3.00%, 4/15/2023	268,000	260,954
3.25%, 8/1/2027	542,000	514,033
3.38%, 6/1/2025	122,000	118,622
3.50%, 3/1/2028	745,000	718,918
4.63%, 12/15/2021	1,151,000	1,187,337
4.75%, 7/15/2020	112,000	114,355
Essex Portfolio L.P.:
3.25%, 5/1/2023	25,000	24,300
3.38%, 4/15/2026	500,000	472,725
3.50%, 4/1/2025	450,000	434,466
3.63%, 8/15/2022	40,000	39,678
3.63%, 5/1/2027	100,000	95,475
3.88%, 5/1/2024	627,000	621,689
Federal Realty Investment Trust 3.25%, 7/15/2027 (b)	87,000	81,506
Security Description	Principal Amount	Value
Government Properties Income Trust 4.00%, 7/15/2022	$ 440,000	$ 434,672
HCP, Inc.:
2.63%, 2/1/2020	1,113,000	1,103,450
3.15%, 8/1/2022	660,000	642,451
3.40%, 2/1/2025	447,000	423,622
3.88%, 8/15/2024	932,000	910,816
4.00%, 12/1/2022	790,000	790,506
4.00%, 6/1/2025	238,000	233,442
4.20%, 3/1/2024	459,000	456,691
4.25%, 11/15/2023	893,000	894,447
Healthcare Realty Trust, Inc. 3.63%, 1/15/2028	500,000	465,255
Healthcare Trust of America Holdings L.P.:
2.95%, 7/1/2022	567,000	547,909
3.38%, 7/15/2021	100,000	99,095
3.50%, 8/1/2026	1,110,000	1,034,476
3.75%, 7/1/2027	280,000	263,816
Highwoods Realty L.P.:
3.20%, 6/15/2021	290,000	285,154
3.88%, 3/1/2027	200,000	192,088
4.13%, 3/15/2028	425,000	413,474
Hospitality Properties Trust:
3.95%, 1/15/2028	270,000	244,364
4.25%, 2/15/2021	440,000	442,627
4.38%, 2/15/2030	745,000	683,329
4.50%, 6/15/2023	565,000	566,898
4.50%, 3/15/2025	2,320,000	2,256,734
4.65%, 3/15/2024	3,663,000	3,639,447
4.95%, 2/15/2027	320,000	313,482
5.00%, 8/15/2022	571,000	584,967
5.25%, 2/15/2026	375,000	377,981
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	305,000	297,659
5.25%, 3/15/2022	1,025,000	1,060,998
Series C, 4.75%, 3/1/2023	440,000	448,052
Series D, 3.75%, 10/15/2023	220,000	214,817
Series E, 4.00%, 6/15/2025	1,144,000	1,108,319
Series F, 4.50%, 2/1/2026	139,000	138,148
Hudson Pacific Properties L.P. 3.95%, 11/1/2027	534,000	496,422
Kilroy Realty L.P.:
3.45%, 12/15/2024	1,092,000	1,042,347
4.38%, 10/1/2025	100,000	99,482
Kimco Realty Corp.:
2.70%, 3/1/2024	431,000	400,813
2.80%, 10/1/2026	772,000	688,446
3.13%, 6/1/2023	400,000	385,136
3.20%, 5/1/2021	138,000	136,576
3.30%, 2/1/2025	1,082,000	1,022,263
3.40%, 11/1/2022	150,000	147,590
3.80%, 4/1/2027 (b)	572,000	546,443
Kite Realty Group L.P. 4.00%, 10/1/2026	150,000	135,140
Liberty Property L.P.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 10/1/2026	$ 300,000	$ 278,997
3.38%, 6/15/2023	370,000	361,068
3.75%, 4/1/2025	15,000	14,628
4.13%, 6/15/2022	125,000	126,658
4.40%, 2/15/2024	200,000	202,622
4.75%, 10/1/2020	987,000	1,009,326
Life Storage L.P.:
3.50%, 7/1/2026	295,000	272,999
3.88%, 12/15/2027	1,019,000	956,821
Mid-America Apartments L.P.:
3.60%, 6/1/2027	803,000	766,150
3.75%, 6/15/2024	22,000	21,490
4.00%, 11/15/2025	700,000	689,507
4.20%, 6/15/2028	500,000	494,715
4.30%, 10/15/2023	600,000	606,774
National Retail Properties, Inc.:
3.50%, 10/15/2027	500,000	468,860
3.60%, 12/15/2026	180,000	171,304
3.80%, 10/15/2022	250,000	249,440
3.90%, 6/15/2024	262,000	257,847
4.00%, 11/15/2025	335,000	329,188
4.30%, 10/15/2028	1,305,000	1,299,976
5.50%, 7/15/2021	100,000	105,293
Omega Healthcare Investors, Inc.:
4.38%, 8/1/2023	860,000	850,793
4.50%, 1/15/2025	497,000	486,578
4.50%, 4/1/2027 (b)	686,000	657,126
4.75%, 1/15/2028	5,000	4,858
4.95%, 4/1/2024	350,000	354,340
5.25%, 1/15/2026	2,101,000	2,122,556
Physicians Realty L.P.:
3.95%, 1/15/2028	1,000,000	932,380
4.30%, 3/15/2027	402,000	387,677
Piedmont Operating Partnership L.P. 4.45%, 3/15/2024	492,000	492,167
Public Storage:
2.37%, 9/15/2022	425,000	407,588
3.09%, 9/15/2027	822,000	769,787
Rayonier, Inc. 3.75%, 4/1/2022	88,000	87,211
Realty Income Corp.:
3.00%, 1/15/2027	560,000	515,866
3.25%, 10/15/2022	1,112,000	1,096,565
3.65%, 1/15/2028	40,000	38,505
3.88%, 7/15/2024	458,000	456,131
3.88%, 4/15/2025	1,030,000	1,021,585
4.13%, 10/15/2026	955,000	955,506
4.65%, 8/1/2023	224,000	232,057
Regency Centers L.P.:
3.60%, 2/1/2027	903,000	858,491
4.13%, 3/15/2028	750,000	736,680
Sabra Health Care L.P. 5.13%, 8/15/2026	800,000	783,336
Sabra Health Care L.P./Sabra Capital Corp. 5.50%, 2/1/2021	574,000	584,045
Security Description	Principal Amount	Value
Select Income REIT:
3.60%, 2/1/2020	$ 248,000	$ 246,269
4.15%, 2/1/2022	73,000	72,388
4.25%, 5/15/2024	740,000	708,210
4.50%, 2/1/2025	432,000	414,500
Senior Housing Properties Trust 4.75%, 2/15/2028	565,000	546,440
Simon Property Group L.P.:
2.35%, 1/30/2022	575,000	555,070
2.50%, 9/1/2020	482,000	475,565
2.50%, 7/15/2021	271,000	265,168
2.63%, 6/15/2022	713,000	691,211
2.75%, 2/1/2023	450,000	434,992
2.75%, 6/1/2023	660,000	635,567
3.25%, 11/30/2026	505,000	480,795
3.30%, 1/15/2026	1,069,000	1,026,603
3.38%, 3/15/2022	626,000	623,577
3.38%, 10/1/2024	874,000	855,025
3.38%, 6/15/2027	550,000	526,586
3.38%, 12/1/2027	708,000	674,611
3.50%, 9/1/2025	216,000	210,410
3.75%, 2/1/2024	564,000	564,192
4.13%, 12/1/2021	442,000	450,942
4.38%, 3/1/2021	899,000	920,648
SL Green Operating Partnership L.P. 3.25%, 10/15/2022	662,000	641,253
SL Green Realty Corp. 4.50%, 12/1/2022	557,000	564,664
STORE Capital Corp. 4.50%, 3/15/2028	1,000,000	972,720
Tanger Properties L.P.:
3.13%, 9/1/2026	290,000	259,161
3.88%, 7/15/2027	150,000	140,525
UDR, Inc.:
Series 0001, 4.63%, 1/10/2022	50,000	51,127
Series GMTN, 3.50%, 1/15/2028	350,000	329,511
Series MTN, 2.95%, 9/1/2026	530,000	483,784
Series MTN, 3.50%, 7/1/2027	525,000	495,852
Series MTN, 3.75%, 7/1/2024	25,000	24,474
Series MTN, 4.00%, 10/1/2025	150,000	148,890
Ventas Realty L.P.:
3.10%, 1/15/2023	385,000	373,284
3.13%, 6/15/2023	609,000	588,477
3.25%, 10/15/2026	715,000	659,509
3.50%, 2/1/2025	546,000	521,965
3.75%, 5/1/2024	750,000	735,802
3.85%, 4/1/2027	800,000	767,016
4.00%, 3/1/2028	1,105,000	1,066,988
4.13%, 1/15/2026 (b)	955,000	939,873
Ventas Realty L.P./Ventas Capital Corp.:
2.70%, 4/1/2020	327,000	323,988
3.25%, 8/15/2022	561,000	550,083
4.25%, 3/1/2022	493,000	502,140

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
VEREIT Operating Partnership L.P.:
3.95%, 8/15/2027	$ 620,000	$ 583,308
4.13%, 6/1/2021	200,000	201,498
4.60%, 2/6/2024	250,000	250,440
4.88%, 6/1/2026	522,000	525,546
Vornado Realty L.P.:
3.50%, 1/15/2025	922,000	879,855
5.00%, 1/15/2022	775,000	801,482
Washington Prime Group L.P. 5.95%, 8/15/2024 (b)	1,139,000	1,077,483
Washington Real Estate Investment Trust 3.95%, 10/15/2022	100,000	99,959
Weingarten Realty Investors 3.38%, 10/15/2022	250,000	245,628
Welltower, Inc.:
3.75%, 3/15/2023	65,000	64,518
3.95%, 9/1/2023	1,100,000	1,099,560
4.00%, 6/1/2025	1,169,000	1,152,634
4.25%, 4/1/2026	465,000	462,838
4.25%, 4/15/2028	1,035,000	1,018,978
4.50%, 1/15/2024	100,000	101,641
4.95%, 1/15/2021	450,000	461,362
5.25%, 1/15/2022	720,000	750,384
6.13%, 4/15/2020	483,000	502,006
Weyerhaeuser Co.:
3.25%, 3/15/2023	693,000	672,952
4.63%, 9/15/2023	362,000	373,045
4.70%, 3/15/2021	560,000	573,709
6.95%, 10/1/2027	277,000	325,467
7.38%, 10/1/2019	430,000	447,888
WP Carey, Inc.:
4.00%, 2/1/2025	150,000	146,249
4.60%, 4/1/2024	275,000	277,475
		146,017,085
RETAIL — 2.7%
Advance Auto Parts, Inc.:
4.50%, 1/15/2022	450,000	458,681
4.50%, 12/1/2023	1,050,000	1,067,147
5.75%, 5/1/2020	150,000	154,836
AutoNation, Inc.:
3.35%, 1/15/2021	77,000	76,356
3.50%, 11/15/2024	505,000	477,740
3.80%, 11/15/2027	646,000	597,169
4.50%, 10/1/2025 (b)	162,000	160,322
5.50%, 2/1/2020	320,000	328,506
AutoZone, Inc.:
2.88%, 1/15/2023	868,000	839,616
3.13%, 7/15/2023	825,000	802,989
3.13%, 4/21/2026	1,881,000	1,747,468
3.25%, 4/15/2025	247,000	235,275
3.70%, 4/15/2022	450,000	451,512
3.75%, 6/1/2027 (b)	202,000	194,631
4.00%, 11/15/2020	452,000	457,745
Bed Bath & Beyond, Inc. 3.75%, 8/1/2024	325,000	283,608
Security Description	Principal Amount	Value
Best Buy Co., Inc.:
4.45%, 10/1/2028 (b)	$ 2,150,000	$ 2,143,636
5.50%, 3/15/2021	1,089,000	1,136,012
Costco Wholesale Corp.:
1.70%, 12/15/2019	930,000	917,268
2.15%, 5/18/2021	1,368,000	1,337,535
2.25%, 2/15/2022	332,000	322,000
2.30%, 5/18/2022	1,066,000	1,031,920
2.75%, 5/18/2024	775,000	749,572
3.00%, 5/18/2027	1,928,000	1,830,540
Darden Restaurants, Inc. 3.85%, 5/1/2027 (b)	522,000	504,591
Dollar General Corp.:
3.25%, 4/15/2023	505,000	493,001
3.88%, 4/15/2027	506,000	492,050
4.13%, 5/1/2028	356,000	351,183
4.15%, 11/1/2025	1,136,000	1,139,919
Dollar Tree, Inc.:
3.70%, 5/15/2023	1,355,000	1,337,182
4.00%, 5/15/2025	1,879,000	1,841,645
4.20%, 5/15/2028	535,000	518,811
Home Depot, Inc.:
1.80%, 6/5/2020	1,110,000	1,090,053
2.00%, 4/1/2021	1,463,000	1,425,884
2.13%, 9/15/2026	620,000	555,799
2.63%, 6/1/2022	865,000	847,389
2.70%, 4/1/2023	881,000	860,446
2.80%, 9/14/2027 (b)	3,262,000	3,049,676
3.00%, 4/1/2026	926,000	888,775
3.35%, 9/15/2025	923,000	911,370
3.75%, 2/15/2024	812,000	827,525
3.95%, 9/15/2020	170,000	172,776
4.40%, 4/1/2021	750,000	771,390
Kohl's Corp.:
3.25%, 2/1/2023	130,000	125,496
4.00%, 11/1/2021	502,000	506,046
4.25%, 7/17/2025	1,550,000	1,547,799
Lowe's Cos., Inc.:
2.50%, 4/15/2026	1,329,000	1,222,202
3.10%, 5/3/2027 (b)	1,442,000	1,375,221
3.12%, 4/15/2022	641,000	636,962
3.13%, 9/15/2024	568,000	556,345
3.38%, 9/15/2025	494,000	484,268
3.80%, 11/15/2021	659,000	669,201
3.88%, 9/15/2023	321,000	327,645
4.63%, 4/15/2020	86,000	87,450
Macy's Retail Holdings, Inc.:
2.88%, 2/15/2023 (b)	667,000	631,035
3.45%, 1/15/2021	394,000	391,932
3.63%, 6/1/2024 (b)	875,000	838,364
3.88%, 1/15/2022	649,000	646,845
4.38%, 9/1/2023	90,000	90,076
McDonald's Corp.:
Series MTN, 2.20%, 5/26/2020	736,000	725,711
Series MTN, 2.63%, 1/15/2022	1,375,000	1,339,071

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.75%, 12/9/2020	$ 1,144,000	$ 1,135,935
Series MTN, 3.25%, 6/10/2024	247,000	242,361
Series MTN, 3.35%, 4/1/2023	1,376,000	1,363,836
Series MTN, 3.38%, 5/26/2025	831,000	807,956
Series MTN, 3.50%, 7/15/2020	220,000	221,333
Series MTN, 3.50%, 3/1/2027	776,000	751,393
Series MTN, 3.63%, 5/20/2021	302,000	304,963
Series MTN, 3.70%, 1/30/2026 (b)	1,641,000	1,623,622
Series MTN, 3.80%, 4/1/2028	950,000	935,513
Nordstrom, Inc.:
4.00%, 10/15/2021	255,000	258,746
4.00%, 3/15/2027 (b)	152,000	147,563
4.75%, 5/1/2020	368,000	376,644
O'Reilly Automotive, Inc.:
3.55%, 3/15/2026	419,000	401,930
3.60%, 9/1/2027	242,000	229,578
3.80%, 9/1/2022	231,000	231,675
3.85%, 6/15/2023	209,000	209,362
4.35%, 6/1/2028	555,000	556,476
4.63%, 9/15/2021	360,000	370,537
4.88%, 1/14/2021	149,000	153,339
QVC, Inc.:
4.38%, 3/15/2023	681,000	672,821
4.45%, 2/15/2025	757,000	719,536
4.85%, 4/1/2024	538,000	532,238
5.13%, 7/2/2022	450,000	456,692
Starbucks Corp.:
2.10%, 2/4/2021	1,019,000	993,882
2.20%, 11/22/2020	773,000	757,470
2.45%, 6/15/2026	250,000	224,655
2.70%, 6/15/2022	909,000	885,920
3.50%, 3/1/2028	726,000	697,606
3.80%, 8/15/2025	1,150,000	1,143,617
3.85%, 10/1/2023	465,000	470,394
4.00%, 11/15/2028	1,000,000	996,550
Tapestry, Inc.:
3.00%, 7/15/2022	733,000	706,539
4.13%, 7/15/2027	802,000	760,376
4.25%, 4/1/2025	742,000	733,801
Target Corp.:
2.50%, 4/15/2026	829,000	766,469
2.90%, 1/15/2022	923,000	914,767
3.50%, 7/1/2024	882,000	890,952
3.88%, 7/15/2020	870,000	883,529
TJX Cos., Inc.:
2.25%, 9/15/2026	509,000	460,523
2.50%, 5/15/2023	455,000	437,432
2.75%, 6/15/2021	716,000	707,601
Walgreen Co. 3.10%, 9/15/2022	626,000	612,334
Walgreens Boots Alliance, Inc.:
2.70%, 11/18/2019	584,000	581,915
Security Description	Principal Amount	Value
3.30%, 11/18/2021	$ 1,558,000	$ 1,549,961
3.45%, 6/1/2026	1,640,000	1,559,328
3.80%, 11/18/2024	1,303,000	1,286,243
Walmart, Inc.:
1.75%, 10/9/2019	2,759,000	2,733,396
1.90%, 12/15/2020	2,213,000	2,164,978
2.35%, 12/15/2022	1,071,000	1,034,500
2.55%, 4/11/2023	1,590,000	1,540,519
2.65%, 12/15/2024	813,000	777,025
2.85%, 6/23/2020	950,000	949,744
3.13%, 6/23/2021	2,500,000	2,504,450
3.30%, 4/22/2024	1,657,000	1,652,990
3.40%, 6/26/2023	2,258,000	2,266,151
3.55%, 6/26/2025	1,450,000	1,457,366
3.63%, 7/8/2020	19,000	19,247
3.70%, 6/26/2028	1,684,000	1,683,495
5.88%, 4/5/2027	995,000	1,147,842
		99,740,834
SAVINGS & LOANS — 0.0% (f)
People's United Financial, Inc. 3.65%, 12/6/2022	295,000	293,130
SEMICONDUCTORS — 1.6%
Altera Corp. 4.10%, 11/15/2023	316,000	326,137
Analog Devices, Inc.:
2.50%, 12/5/2021	719,000	695,776
2.85%, 3/12/2020	367,000	364,886
2.88%, 6/1/2023	431,000	413,820
2.95%, 1/12/2021	730,000	723,372
3.13%, 12/5/2023	464,000	448,567
3.50%, 12/5/2026	832,000	796,898
3.90%, 12/15/2025	1,357,000	1,339,373
Applied Materials, Inc.:
2.63%, 10/1/2020	593,000	586,548
3.30%, 4/1/2027	1,305,000	1,256,846
3.90%, 10/1/2025	925,000	933,214
4.30%, 6/15/2021	951,000	978,275
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.20%, 1/15/2021	788,000	763,249
2.38%, 1/15/2020	2,956,000	2,921,267
2.65%, 1/15/2023	1,949,000	1,840,772
3.00%, 1/15/2022	2,940,000	2,862,443
3.13%, 1/15/2025 (b)	805,000	747,523
3.50%, 1/15/2028	790,000	717,865
3.63%, 1/15/2024	2,105,000	2,046,228
3.88%, 1/15/2027	4,922,000	4,639,034
Intel Corp.:
1.70%, 5/19/2021	1,053,000	1,017,314
1.85%, 5/11/2020	1,619,000	1,592,319
2.35%, 5/11/2022	838,000	813,723
2.45%, 7/29/2020	1,466,000	1,453,319
2.60%, 5/19/2026	920,000	858,940
2.70%, 12/15/2022	1,263,000	1,235,467
2.88%, 5/11/2024	3,771,000	3,656,399

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.10%, 7/29/2022 (b)	$ 346,000	$ 344,249
3.15%, 5/11/2027 (b)	820,000	792,948
3.30%, 10/1/2021	1,939,000	1,949,005
3.70%, 7/29/2025	1,747,000	1,756,923
KLA-Tencor Corp.:
4.13%, 11/1/2021	671,000	681,548
4.65%, 11/1/2024	1,077,000	1,105,465
Lam Research Corp.:
2.75%, 3/15/2020	363,000	360,096
2.80%, 6/15/2021	1,297,000	1,273,913
3.80%, 3/15/2025	79,000	78,223
Marvell Technology Group, Ltd.:
4.20%, 6/22/2023	785,000	781,405
4.88%, 6/22/2028	500,000	502,955
Maxim Integrated Products, Inc.:
3.38%, 3/15/2023	305,000	299,098
3.45%, 6/15/2027	535,000	504,179
NVIDIA Corp.:
2.20%, 9/16/2021	1,362,000	1,320,679
3.20%, 9/16/2026	606,000	579,578
QUALCOMM, Inc.:
2.25%, 5/20/2020	1,655,000	1,633,137
2.60%, 1/30/2023	1,042,000	1,000,977
2.90%, 5/20/2024	1,536,000	1,466,972
3.00%, 5/20/2022	1,668,000	1,642,546
3.25%, 5/20/2027 (b)	1,756,000	1,649,885
3.45%, 5/20/2025	1,804,000	1,750,710
Semiconductor Manufacturing International Corp. 4.13%, 10/7/2019 (a)	250,000	249,435
Texas Instruments, Inc.:
1.75%, 5/1/2020	370,000	363,344
1.85%, 5/15/2022	800,000	762,720
2.25%, 5/1/2023	457,000	436,728
2.63%, 5/15/2024	598,000	573,201
2.75%, 3/12/2021	337,000	334,368
2.90%, 11/3/2027	642,000	604,668
Xilinx, Inc.:
2.95%, 6/1/2024	780,000	740,945
3.00%, 3/15/2021	231,000	228,778
		61,798,252
SHIPBUILDING — 0.0% (f)
Huntington Ingalls Industries, Inc. 3.48%, 12/1/2027	803,000	754,571
SOFTWARE — 2.6%
Activision Blizzard, Inc.:
2.30%, 9/15/2021	969,000	940,376
2.60%, 6/15/2022	779,000	754,290
3.40%, 9/15/2026	925,000	879,684
3.40%, 6/15/2027	235,000	222,082
Adobe Systems, Inc.:
3.25%, 2/1/2025	804,000	789,906
4.75%, 2/1/2020	917,000	937,119
Autodesk, Inc.:
3.50%, 6/15/2027	971,000	902,981
Security Description	Principal Amount	Value
3.60%, 12/15/2022	$ 202,000	$ 199,835
4.38%, 6/15/2025	395,000	396,161
Broadridge Financial Solutions, Inc.:
3.40%, 6/27/2026	632,000	596,608
3.95%, 9/1/2020	202,000	203,939
CA, Inc.:
3.60%, 8/1/2020	53,000	53,113
3.60%, 8/15/2022	397,000	392,943
4.70%, 3/15/2027	300,000	299,628
5.38%, 12/1/2019	646,000	660,748
Cadence Design Systems, Inc. 4.38%, 10/15/2024	543,000	545,210
Citrix Systems, Inc. 4.50%, 12/1/2027	1,056,000	1,016,833
Electronic Arts, Inc.:
3.70%, 3/1/2021	450,000	453,685
4.80%, 3/1/2026	1,286,000	1,345,735
Fidelity National Information Services, Inc.:
2.25%, 8/15/2021	973,000	938,817
3.00%, 8/15/2026	892,000	824,137
3.50%, 4/15/2023	1,161,000	1,148,566
3.63%, 10/15/2020	1,060,000	1,065,798
3.88%, 6/5/2024	302,000	301,396
4.50%, 10/15/2022	797,000	819,762
5.00%, 10/15/2025	762,000	802,302
Series 10Y, 4.25%, 5/15/2028	580,000	581,740
Fiserv, Inc.:
2.70%, 6/1/2020	1,209,000	1,198,663
3.50%, 10/1/2022	811,000	805,696
3.80%, 10/1/2023	875,000	876,697
3.85%, 6/1/2025	2,074,000	2,056,786
4.20%, 10/1/2028	780,000	781,997
4.63%, 10/1/2020	511,000	525,701
4.75%, 6/15/2021	400,000	412,724
Microsoft Corp.:
1.55%, 8/8/2021	4,894,000	4,698,534
1.85%, 2/6/2020	2,187,000	2,160,603
1.85%, 2/12/2020	1,167,000	1,152,202
2.00%, 11/3/2020	1,512,000	1,485,041
2.00%, 8/8/2023	2,237,000	2,113,741
2.13%, 11/15/2022	286,000	275,286
2.38%, 2/12/2022	1,547,000	1,510,352
2.38%, 5/1/2023	1,182,000	1,141,008
2.40%, 2/6/2022	1,929,000	1,885,289
2.40%, 8/8/2026	3,563,000	3,284,979
2.65%, 11/3/2022	2,594,000	2,541,549
2.70%, 2/12/2025	1,093,000	1,046,657
2.88%, 2/6/2024	2,788,000	2,725,354
3.00%, 10/1/2020	777,000	778,772
3.13%, 11/3/2025	3,325,000	3,252,149
3.30%, 2/6/2027	3,468,000	3,403,010
3.63%, 12/15/2023	1,585,000	1,610,709
4.00%, 2/8/2021	462,000	473,425
Oracle Corp.:
1.90%, 9/15/2021	4,683,000	4,522,607

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.40%, 9/15/2023	$ 3,059,000	$ 2,917,124
2.50%, 5/15/2022	2,897,000	2,819,042
2.50%, 10/15/2022	2,822,000	2,737,171
2.63%, 2/15/2023	1,411,000	1,369,093
2.65%, 7/15/2026	2,845,000	2,640,900
2.80%, 7/8/2021	1,162,000	1,152,425
2.95%, 11/15/2024	4,981,000	4,807,412
2.95%, 5/15/2025	3,554,000	3,408,037
3.25%, 11/15/2027	1,514,000	1,456,226
3.40%, 7/8/2024	1,777,000	1,764,614
3.63%, 7/15/2023	993,000	1,003,943
3.88%, 7/15/2020	1,200,000	1,219,272
salesforce.com, Inc.:
3.25%, 4/11/2023	865,000	858,954
3.70%, 4/11/2028	878,000	875,094
VMware, Inc.:
2.30%, 8/21/2020	1,166,000	1,141,024
2.95%, 8/21/2022	1,536,000	1,481,027
3.90%, 8/21/2027	919,000	869,788
		97,314,071
TELECOMMUNICATIONS — 2.9%
America Movil SAB de CV:
3.13%, 7/16/2022	1,839,000	1,801,503
5.00%, 10/16/2019	406,000	413,840
5.00%, 3/30/2020	1,146,000	1,173,504
AT&T, Inc.:
2.45%, 6/30/2020	3,458,000	3,411,939
2.63%, 12/1/2022	1,658,000	1,586,524
2.80%, 2/17/2021	1,263,000	1,243,701
3.00%, 2/15/2022	668,000	654,346
3.00%, 6/30/2022	3,728,000	3,633,532
3.20%, 3/1/2022	1,825,000	1,797,406
3.40%, 5/15/2025	4,119,000	3,919,888
3.60%, 2/17/2023	1,096,000	1,088,449
3.80%, 3/15/2022	531,000	532,630
3.80%, 3/1/2024 (b)	1,352,000	1,337,223
3.88%, 8/15/2021	1,476,000	1,489,077
3.90%, 3/11/2024 (b)	709,000	704,746
3.95%, 1/15/2025	1,617,000	1,591,742
4.10%, 2/15/2028 (a)	1,797,000	1,743,881
4.13%, 2/17/2026	3,529,000	3,486,370
4.25%, 3/1/2027	2,345,000	2,316,883
4.45%, 5/15/2021	1,426,000	1,459,326
4.45%, 4/1/2024	1,139,000	1,160,516
4.60%, 2/15/2021	93,000	95,316
5.00%, 3/1/2021	1,064,000	1,100,431
5.20%, 3/15/2020	1,550,000	1,595,523
7.13%, 3/15/2026 (a)	151,000	172,046
Cisco Systems, Inc.:
1.85%, 9/20/2021	1,827,000	1,760,881
2.20%, 2/28/2021	3,229,000	3,161,126
2.20%, 9/20/2023	997,000	947,180
2.45%, 6/15/2020	3,238,000	3,212,225
2.50%, 9/20/2026	807,000	746,418
2.60%, 2/28/2023	611,000	594,540
2.90%, 3/4/2021	224,000	223,151
Security Description	Principal Amount	Value
2.95%, 2/28/2026	$ 576,000	$ 552,499
3.00%, 6/15/2022	370,000	367,676
3.50%, 6/15/2025	82,000	82,049
3.63%, 3/4/2024	999,000	1,012,956
4.45%, 1/15/2020	2,090,000	2,131,612
Juniper Networks, Inc.:
3.30%, 6/15/2020	50,000	49,948
4.35%, 6/15/2025	7,000	6,977
4.50%, 3/15/2024	832,000	846,327
4.60%, 3/15/2021	115,000	117,353
Motorola Solutions, Inc.:
3.50%, 9/1/2021	413,000	409,209
3.50%, 3/1/2023	488,000	474,634
3.75%, 5/15/2022	797,000	790,146
4.00%, 9/1/2024	584,000	571,345
4.60%, 2/23/2028	1,607,000	1,570,891
7.50%, 5/15/2025	135,000	153,631
Orange SA:
1.63%, 11/3/2019	524,000	516,067
4.13%, 9/14/2021	755,000	771,852
Rogers Communications, Inc.:
2.90%, 11/15/2026	675,000	619,825
3.00%, 3/15/2023 (b)	281,000	272,736
3.63%, 12/15/2025	734,000	715,936
4.10%, 10/1/2023	830,000	842,732
Telefonica Emisiones SAU:
4.10%, 3/8/2027	1,858,000	1,789,310
4.57%, 4/27/2023	827,000	850,148
5.13%, 4/27/2020	1,678,000	1,725,236
5.46%, 2/16/2021	1,538,000	1,605,364
Telefonos de Mexico SAB de CV 5.50%, 11/15/2019	252,000	258,182
TELUS Corp.:
2.80%, 2/16/2027 (b)	222,000	201,820
3.70%, 9/15/2027	905,000	880,266
Verizon Communications, Inc.:
2.45%, 11/1/2022	391,000	375,325
2.63%, 2/21/2020	5,420,000	5,387,480
2.63%, 8/15/2026	2,218,000	2,010,750
2.95%, 3/15/2022	1,990,000	1,958,160
3.00%, 11/1/2021	100,000	98,987
3.13%, 3/16/2022 (b)	1,620,000	1,603,525
3.38%, 2/15/2025	3,628,000	3,525,110
3.45%, 3/15/2021	2,656,000	2,666,704
3.50%, 11/1/2021	370,000	371,506
3.50%, 11/1/2024	2,031,000	2,001,083
4.13%, 3/16/2027	3,846,000	3,860,422
4.15%, 3/15/2024	100,000	101,904
4.33%, 9/21/2028 (a)	4,467,000	4,489,558
4.60%, 4/1/2021	263,000	271,206
5.15%, 9/15/2023	1,360,000	1,454,262
Vodafone Group PLC:
2.50%, 9/26/2022	881,000	845,196
2.95%, 2/19/2023	2,651,000	2,556,942
3.75%, 1/16/2024	1,815,000	1,794,382
4.13%, 5/30/2025	1,080,000	1,072,408
4.38%, 3/16/2021 (b)	745,000	761,964

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 5/30/2028	$ 2,211,000	$ 2,176,884
		109,726,348
TEXTILES — 0.1%
Cintas Corp. No. 2:
2.90%, 4/1/2022	1,617,000	1,580,601
3.25%, 6/1/2022	15,000	14,834
3.70%, 4/1/2027	504,000	490,654
Mohawk Industries, Inc. 3.85%, 2/1/2023	233,000	233,149
		2,319,238
TOYS/GAMES/HOBBIES — 0.0% (f)
Hasbro, Inc.:
3.15%, 5/15/2021	400,000	396,628
3.50%, 9/15/2027	850,000	789,098
		1,185,726
TRANSPORTATION — 1.3%
BNSF Funding Trust I 3 Month USD LIBOR + 2.35%, 6.61%, 12/15/2055 (c)	412,000	457,353
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	401,000	394,752
3.00%, 4/1/2025	639,000	619,146
3.05%, 3/15/2022	312,000	310,743
3.05%, 9/1/2022	1,126,000	1,119,143
3.25%, 6/15/2027 (b)	492,000	480,207
3.40%, 9/1/2024	783,000	778,999
3.45%, 9/15/2021	571,000	575,145
3.65%, 9/1/2025	785,000	787,708
3.75%, 4/1/2024	500,000	505,160
3.85%, 9/1/2023	1,047,000	1,068,076
4.70%, 10/1/2019	751,000	764,646
Canadian National Railway Co.:
2.40%, 2/3/2020	792,000	785,086
2.75%, 3/1/2026	517,000	485,127
2.85%, 12/15/2021	559,000	550,559
2.95%, 11/21/2024	330,000	317,889
Canadian Pacific Railway Co.:
2.90%, 2/1/2025	598,000	568,363
4.00%, 6/1/2028	15,000	15,080
4.45%, 3/15/2023	100,000	103,000
4.50%, 1/15/2022	60,000	61,787
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	1,000,000	984,930
CSX Corp.:
2.60%, 11/1/2026	864,000	785,998
3.25%, 6/1/2027	2,398,000	2,269,491
3.35%, 11/1/2025	752,000	730,756
3.40%, 8/1/2024	425,000	419,369
3.70%, 10/30/2020	567,000	571,547
3.70%, 11/1/2023	202,000	203,513
3.80%, 3/1/2028	754,000	743,617
4.25%, 6/1/2021	500,000	510,300
FedEx Corp.:
Security Description	Principal Amount	Value
2.30%, 2/1/2020	$ 530,000	$ 525,166
2.63%, 8/1/2022	586,000	567,887
3.20%, 2/1/2025	732,000	711,087
3.25%, 4/1/2026	257,000	247,650
3.30%, 3/15/2027	360,000	343,555
3.40%, 2/15/2028	654,000	626,951
4.00%, 1/15/2024	562,000	575,027
JB Hunt Transport Services, Inc. 3.30%, 8/15/2022	200,000	198,270
Kansas City Southern 3.00%, 5/15/2023	211,000	203,031
Kirby Corp. 4.20%, 3/1/2028	750,000	734,063
Norfolk Southern Corp.:
2.90%, 2/15/2023	764,000	744,449
2.90%, 6/15/2026	792,000	743,545
3.00%, 4/1/2022	382,000	376,010
3.15%, 6/1/2027	665,000	629,369
3.25%, 12/1/2021	888,000	884,484
3.65%, 8/1/2025	2,730,000	2,714,521
3.80%, 8/1/2028 (b)	815,000	806,972
3.85%, 1/15/2024	100,000	101,074
Norfolk Southern Railway Co. 9.75%, 6/15/2020	340,000	375,904
Ryder System, Inc.:
Series MTN, 2.25%, 9/1/2021	442,000	425,734
Series MTN, 2.50%, 5/11/2020	225,000	222,215
Series MTN, 2.50%, 9/1/2022	290,000	277,547
Series MTN, 2.65%, 3/2/2020	331,000	328,057
Series MTN, 2.80%, 3/1/2022	590,000	575,215
Series MTN, 2.88%, 9/1/2020	260,000	257,826
Series MTN, 3.40%, 3/1/2023	1,095,000	1,079,122
Series MTN, 3.45%, 11/15/2021	50,000	49,799
Series MTN, 3.50%, 6/1/2021	485,000	484,588
Series MTN, 3.75%, 6/9/2023	450,000	449,105
Union Pacific Corp.:
2.75%, 4/15/2023	340,000	328,545
2.75%, 3/1/2026	653,000	608,531
2.95%, 1/15/2023	750,000	732,510
3.00%, 4/15/2027	749,000	706,884
3.20%, 6/8/2021	735,000	733,354
3.25%, 1/15/2025	420,000	408,236
3.25%, 8/15/2025	587,000	568,709
3.50%, 6/8/2023	600,000	598,434
3.65%, 2/15/2024	365,000	364,401
3.75%, 3/15/2024	633,000	634,304
3.75%, 7/15/2025	850,000	850,655
3.95%, 9/10/2028	290,000	290,948
4.00%, 2/1/2021	202,000	205,042
4.16%, 7/15/2022	1,093,000	1,120,544
United Parcel Service of America, Inc. 8.38%, 4/1/2020	400,000	430,108
United Parcel Service, Inc.:
2.05%, 4/1/2021	744,000	724,403
2.35%, 5/16/2022	789,000	762,237

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.40%, 11/15/2026	$ 553,000	$ 504,718
2.45%, 10/1/2022	1,003,000	969,079
2.50%, 4/1/2023	976,000	940,805
2.80%, 11/15/2024	1,262,000	1,210,409
3.05%, 11/15/2027	414,000	395,242
3.13%, 1/15/2021	876,000	877,069
		49,190,880
TRUCKING & LEASING — 0.1%
GATX Corp.:
2.60%, 3/30/2020	179,000	176,725
3.25%, 3/30/2025	200,000	188,354
3.25%, 9/15/2026	250,000	230,185
3.50%, 3/15/2028	175,000	160,760
3.85%, 3/30/2027	1,135,000	1,080,372
4.85%, 6/1/2021	175,000	179,981
		2,016,377
WATER — 0.1%
American Water Capital Corp.:
2.95%, 9/1/2027	530,000	495,375
3.40%, 3/1/2025	505,000	495,562
3.75%, 9/1/2028	805,000	796,072
3.85%, 3/1/2024	940,000	950,848
		2,737,857
TOTAL CORPORATE BONDS & NOTES (Cost $3,777,501,935)		3,702,869,461

	Shares
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (h) (i)	7,977,271	7,977,271
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	31,565,925	31,565,925
TOTAL SHORT-TERM INVESTMENTS (Cost $39,543,196)		39,543,196
TOTAL INVESTMENTS — 100.1% (Cost $3,817,045,131)		3,742,412,657
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(3,991,422)
NET ASSETS — 100.0%		$ 3,738,421,235

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.2% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	When-issued security.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2018. Maturity date shown is the final maturity.
(f)	Amount is less than 0.05% of net assets.
(g)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2018, total aggregate fair value of securities is $955,575 representing 0.0% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2018.
(j)	Investment of cash collateral for securities loaned.

BKNT	= Bank Notes
CMT	= Constant Maturity Treasury
GMTN	= Global Medium Term Note
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note
REIT	= Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$ —	$ 11,211,994	$—	$ 11,211,994
Aerospace & Defense	—	64,472,581	—	64,472,581
Agriculture	—	41,404,456	—	41,404,456
Airlines	—	18,196,596	—	18,196,596
Apparel	—	4,203,720	—	4,203,720
Auto Manufacturers	—	97,499,272	—	97,499,272
Auto Parts & Equipment	—	4,421,694	—	4,421,694
Banks	—	1,076,276,861	—	1,076,276,861
Beverages	—	100,603,594	—	100,603,594
Biotechnology	—	49,535,515	—	49,535,515
Building Materials	—	12,152,298	—	12,152,298
Chemicals	—	46,519,503	—	46,519,503
Commercial Services	—	24,750,998	—	24,750,998
Computers	—	99,834,349	—	99,834,349
Cosmetics/Personal Care	—	24,666,782	—	24,666,782
Diversified Financial Services	—	143,177,802	—	143,177,802
Electric	—	159,777,497	—	159,777,497
Electrical Components & Equipment	—	3,962,175	—	3,962,175
Electronics	—	28,182,049	—	28,182,049
Engineering & Construction	—	1,168,471	—	1,168,471
Environmental Control	—	9,626,687	—	9,626,687
Food	—	62,590,259	—	62,590,259
Forest Products & Paper	—	9,626,321	—	9,626,321
Gas	—	17,112,874	—	17,112,874
Hand & Machine Tools	—	2,262,571	—	2,262,571
Health Care Products	—	68,371,658	—	68,371,658
Health Care Services	—	61,298,521	—	61,298,521
Home Builders	—	3,056,888	—	3,056,888
Home Furnishings	—	1,496,011	—	1,496,011
Household Products & Wares	—	3,942,652	—	3,942,652
Housewares	—	9,549,557	—	9,549,557
Insurance	—	99,240,362	—	99,240,362
Internet	—	45,248,888	—	45,248,888
Investment Company Security	—	3,733,783	—	3,733,783
Iron/Steel	—	9,231,576	—	9,231,576
Leisure Time	—	1,785,624	—	1,785,624
Lodging	—	8,339,065	—	8,339,065
Machinery, Construction & Mining	—	19,207,172	—	19,207,172
Machinery-Diversified	—	36,991,648	—	36,991,648
Media	—	89,254,771	—	89,254,771
Metal Fabricate & Hardware	—	2,938,486	—	2,938,486
Mining	—	16,329,360	—	16,329,360
Miscellaneous Manufacturer	—	40,049,720	—	40,049,720
Office & Business Equipment	—	5,389,753	—	5,389,753
Oil & Gas	—	151,878,365	—	151,878,365
Oil & Gas Services	—	9,732,461	—	9,732,461
Packaging & Containers	—	7,178,403	—	7,178,403
Pharmaceuticals	—	185,457,319	—	185,457,319
Pipelines	—	134,883,740	—	134,883,740
See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Real Estate	$ —	$ 1,952,390	$—	$ 1,952,390
Real Estate Investment Trusts	—	146,017,085	—	146,017,085
Retail	—	99,740,834	—	99,740,834
Savings & Loans	—	293,130	—	293,130
Semiconductors	—	61,798,252	—	61,798,252
Shipbuilding	—	754,571	—	754,571
Software	—	97,314,071	—	97,314,071
Telecommunications	—	109,726,348	—	109,726,348
Textiles	—	2,319,238	—	2,319,238
Toys/Games/Hobbies	—	1,185,726	—	1,185,726
Transportation	—	49,190,880	—	49,190,880
Trucking & Leasing	—	2,016,377	—	2,016,377
Water	—	2,737,857	—	2,737,857
Short-Term Investments	39,543,196	—	—	39,543,196
TOTAL INVESTMENTS	$39,543,196	$3,702,869,461	$—	$3,742,412,657
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	14,998,714	$14,998,714	$ 59,269,791	$66,291,234	$—	$—	7,977,271	$ 7,977,271	$17,391	$—
State Street Navigator Securities Lending Government Money Market Portfolio	18,583,198	18,583,198	44,739,970	31,757,243	—	—	31,565,925	31,565,925	20,260	—
Total		$33,581,912	$104,009,761	$98,048,477	$—	$—		$39,543,196	$37,651	$—
See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.2%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc. 5.40%, 10/1/2048	$ 100,000	$ 99,702
WPP Finance 2010:
5.13%, 9/7/2042	30,000	28,777
5.63%, 11/15/2043	158,000	162,064
		290,543
AEROSPACE & DEFENSE — 2.1%
Boeing Co.:
3.38%, 6/15/2046	37,000	32,847
3.55%, 3/1/2038	95,000	89,872
3.63%, 3/1/2048	55,000	50,971
3.65%, 3/1/2047	14,000	12,981
6.13%, 2/15/2033	154,000	189,988
6.63%, 2/15/2038	231,000	304,925
General Dynamics Corp. 3.60%, 11/15/2042	95,000	89,387
Harris Corp.:
4.85%, 4/27/2035	200,000	205,100
5.05%, 4/27/2045	100,000	104,963
Lockheed Martin Corp.:
3.60%, 3/1/2035	124,000	115,827
3.80%, 3/1/2045	79,000	73,366
4.07%, 12/15/2042	160,000	155,518
4.09%, 9/15/2052	383,000	366,405
4.50%, 5/15/2036	214,000	222,361
4.70%, 5/15/2046	136,000	144,942
5.72%, 6/1/2040	25,000	29,625
Series B, 6.15%, 9/1/2036	245,000	299,934
Northrop Grumman Corp.:
3.85%, 4/15/2045	119,000	108,354
4.03%, 10/15/2047	356,000	333,394
4.75%, 6/1/2043	278,000	288,002
5.05%, 11/15/2040	161,000	172,267
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	58,000	76,642
Raytheon Co.:
4.20%, 12/15/2044 (a)	17,000	17,411
4.70%, 12/15/2041	160,000	174,453
4.88%, 10/15/2040	147,000	163,520
7.20%, 8/15/2027	30,000	37,517
Rockwell Collins, Inc.:
4.35%, 4/15/2047	210,000	201,476
4.80%, 12/15/2043	100,000	101,919
United Technologies Corp.:
3.75%, 11/1/2046	5,000	4,382
4.05%, 5/4/2047 (a)	130,000	119,592
4.13%, 11/16/2028	120,000	119,378
4.15%, 5/15/2045	152,000	141,913
4.45%, 11/16/2038	75,000	74,465
4.50%, 6/1/2042	301,000	297,259
4.63%, 11/16/2048	665,000	668,378
5.40%, 5/1/2035	301,000	328,304
Security Description	Principal Amount	Value
5.70%, 4/15/2040	$ 123,000	$ 140,610
6.05%, 6/1/2036	263,000	305,503
6.13%, 7/15/2038	412,000	486,683
6.70%, 8/1/2028	50,000	59,604
7.50%, 9/15/2029	280,000	355,236
		7,265,274
AGRICULTURE — 1.4%
Altria Group, Inc.:
3.88%, 9/16/2046	241,000	210,815
4.25%, 8/9/2042	293,000	271,848
4.50%, 5/2/2043	131,000	126,469
5.38%, 1/31/2044	294,000	316,526
Archer-Daniels-Midland Co.:
3.75%, 9/15/2047	249,000	227,872
4.02%, 4/16/2043	86,000	82,297
5.38%, 9/15/2035	215,000	241,277
BAT Capital Corp.:
4.39%, 8/15/2037 (b)	360,000	334,562
4.54%, 8/15/2047 (b)	467,000	430,415
Philip Morris International, Inc.:
3.88%, 8/21/2042	63,000	56,473
4.13%, 3/4/2043	215,000	199,139
4.25%, 11/10/2044	179,000	168,720
4.50%, 3/20/2042	161,000	156,684
4.88%, 11/15/2043	280,000	286,261
6.38%, 5/16/2038	498,000	599,039
Reynolds American, Inc.:
5.70%, 8/15/2035	150,000	160,080
5.85%, 8/15/2045	398,000	431,309
6.15%, 9/15/2043	226,000	253,290
7.25%, 6/15/2037	250,000	311,223
		4,864,299
AIRLINES — 0.2%
American Airlines 2014-1 Pass Through Trust, Class A Series A, 3.70%, 4/1/2028	11,256	10,997
American Airlines 2015-2 Pass Through Trust, Class AA 3.60%, 3/22/2029	1,764	1,716
American Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.58%, 7/15/2029	93,151	90,221
American Airlines 2016-2 Pass Through Trust, Class AA Series AA, 3.20%, 12/15/2029	34,114	32,199
American Airlines 2016-3 Pass Through Trust, Class AA 3.00%, 4/15/2030	44,511	41,453
American Airlines 2017-1 Pass Through Trust, Class AA Series AA, 3.65%, 2/15/2029	121,935	118,439
American Airlines 2017-2 Pass Through Trust, Class AA Series AA, 3.35%, 4/15/2031	8,000	7,612
United Airlines 2014-1 Pass Through Trust, Class A Series A, 4.00%, 10/11/2027	60,802	60,687

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
United Airlines 2014-2 Pass Through Trust, Class A Series A, 3.75%, 3/3/2028	$ 43,955	$ 43,311
United Airlines 2015-1 Pass Through Trust, Class AA 3.45%, 6/1/2029	18,969	18,323
United Airlines 2018-1 Pass Through Trust, Class AA Series AA, 3.50%, 9/1/2031	115,000	110,524
US Airways 2013-1 Pass Through Trust, Class A 3.95%, 5/15/2027	6,693	6,639
		542,121
APPAREL — 0.1%
NIKE, Inc.:
3.38%, 11/1/2046	150,000	131,679
3.63%, 5/1/2043	264,000	243,820
VF Corp. 6.45%, 11/1/2037	51,000	64,290
		439,789
AUTO MANUFACTURERS — 0.9%
Daimler Finance North America LLC 8.50%, 1/18/2031	305,000	424,539
Ford Motor Co.:
4.75%, 1/15/2043	298,000	247,626
5.29%, 12/8/2046 (a)	173,000	153,878
6.63%, 10/1/2028	469,000	494,865
7.40%, 11/1/2046	223,000	251,098
General Motors Co.:
5.00%, 4/1/2035	98,000	91,604
5.15%, 4/1/2038	8,000	7,448
5.20%, 4/1/2045	409,000	371,315
5.95%, 4/1/2049	200,000	199,022
6.25%, 10/2/2043	221,000	226,344
6.60%, 4/1/2036	292,000	312,040
6.75%, 4/1/2046	400,000	433,660
		3,213,439
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC 4.40%, 10/1/2046	214,000	192,521
BorgWarner, Inc. 4.38%, 3/15/2045	114,000	107,189
		299,710
BANKS — 8.2%
Bank of America Corp.:
6.11%, 1/29/2037	271,000	311,642
7.75%, 5/14/2038	567,000	768,858
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (c)	390,000	358,184
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (c)	253,000	247,343
Series L, 4.75%, 4/21/2045	258,000	261,132
Security Description	Principal Amount	Value
Series MTN, 4.88%, 4/1/2044	$ 25,000	$ 26,212
Series MTN, 5.00%, 1/21/2044	249,000	266,178
Series MTN, 5.88%, 2/7/2042	299,000	353,203
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	226,000	224,963
Bank of America NA 6.00%, 10/15/2036	295,000	349,808
Bank of New York Mellon Corp.:
Series MTN, 3.00%, 10/30/2028	79,000	72,334
Series MTN, 3.30%, 8/23/2029	182,000	170,286
Bank One Corp.:
7.63%, 10/15/2026	51,000	61,491
8.00%, 4/29/2027	73,000	90,769
Barclays PLC:
4.95%, 1/10/2047	217,000	200,632
5.25%, 8/17/2045	231,000	224,179
Citigroup, Inc.:
4.65%, 7/30/2045	166,000	167,316
4.65%, 7/23/2048	450,000	454,428
4.75%, 5/18/2046	353,000	345,322
5.30%, 5/6/2044	213,000	222,875
5.88%, 2/22/2033	231,000	255,005
5.88%, 1/30/2042	244,000	284,038
6.00%, 10/31/2033	272,000	305,070
6.63%, 6/15/2032	192,000	226,009
6.68%, 9/13/2043	310,000	381,957
8.13%, 7/15/2039	285,000	411,546
3 Month USD LIBOR + 1.17%, 3.88%, 1/24/2039 (c)	250,000	230,555
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (c)	209,000	200,168
Cooperatieve Rabobank UA:
5.25%, 8/4/2045	395,000	415,165
5.75%, 12/1/2043	151,000	169,048
Series MTN, 5.25%, 5/24/2041	372,000	417,797
Credit Suisse Group Funding Guernsey, Ltd. 4.88%, 5/15/2045	368,000	373,424
Fifth Third Bancorp 8.25%, 3/1/2038	250,000	340,162
First Republic Bank 4.38%, 8/1/2046	37,000	34,449
Goldman Sachs Capital I 6.35%, 2/15/2034	450,000	522,598
Goldman Sachs Group, Inc.:
4.75%, 10/21/2045	432,000	438,493
5.15%, 5/22/2045	353,000	361,020
6.25%, 2/1/2041	588,000	711,057
6.45%, 5/1/2036	296,000	345,648
6.75%, 10/1/2037	703,000	846,124
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	216,000	199,709
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	495,000	479,808
Series MTN, 4.80%, 7/8/2044	299,000	305,165
HSBC Bank USA NA:
5.63%, 8/15/2035	300,000	331,860

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
7.00%, 1/15/2039	$ 292,000	$ 375,661
Series BKNT, 5.88%, 11/1/2034	279,000	317,577
HSBC Holdings PLC:
5.25%, 3/14/2044	314,000	328,598
6.50%, 5/2/2036	466,000	550,267
6.50%, 9/15/2037	258,000	306,099
6.80%, 6/1/2038	144,000	176,619
7.63%, 5/17/2032	71,000	89,033
HSBC USA, Inc. 7.20%, 7/15/2097	87,000	113,396
JPMorgan Chase & Co.:
4.85%, 2/1/2044	448,000	472,797
4.95%, 6/1/2045	347,000	363,344
5.40%, 1/6/2042	235,000	264,497
5.50%, 10/15/2040	196,000	224,018
5.60%, 7/15/2041	535,000	617,748
5.63%, 8/16/2043	193,000	218,964
6.40%, 5/15/2038	310,000	387,810
8.75%, 9/1/2030	25,000	33,952
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (c)	643,000	584,352
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	360,000	335,531
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	356,000	326,662
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (c)	400,000	371,488
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	211,000	203,522
Lloyds Banking Group PLC:
4.34%, 1/9/2048	216,000	187,667
5.30%, 12/1/2045	242,000	242,876
Mitsubishi UFJ Financial Group, Inc. 4.29%, 7/26/2038	140,000	138,975
Morgan Stanley:
4.30%, 1/27/2045	373,000	358,919
4.38%, 1/22/2047	689,000	670,094
6.38%, 7/24/2042	468,000	583,306
7.25%, 4/1/2032	185,000	235,960
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (c)	401,000	398,209
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	1,000	938
Regions Bank 6.45%, 6/26/2037	186,000	217,765
Regions Financial Corp. 7.38%, 12/10/2037	10,000	12,819
Royal Bank of Scotland Group PLC 3 Month USD LIBOR + 1.91%, 5.08%, 1/27/2030 (c)	350,000	351,060
Wachovia Corp.:
5.50%, 8/1/2035	313,000	339,289
7.50%, 4/15/2035	130,000	161,299
7.57%, 8/1/2026 (d)	38,000	45,085
Wells Fargo & Co.:
3.90%, 5/1/2045 (a)	400,000	371,844
5.38%, 11/2/2043	305,000	326,957
5.61%, 1/15/2044	376,000	416,706
Security Description	Principal Amount	Value
Series GMTN, 4.90%, 11/17/2045	$ 293,000	$ 296,844
Series MTN, 4.40%, 6/14/2046	332,000	312,658
Series MTN, 4.65%, 11/4/2044	398,000	387,425
Series MTN, 4.75%, 12/7/2046	660,000	656,502
Wells Fargo Bank NA:
5.85%, 2/1/2037	205,000	236,923
5.95%, 8/26/2036	159,000	185,793
Wells Fargo Capital 5.95%, 12/1/2086	328,000	350,458
		27,911,336
BEVERAGES — 2.9%
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/2043	115,000	103,459
4.63%, 2/1/2044	520,000	505,632
4.70%, 2/1/2036	614,000	614,104
4.90%, 2/1/2046	1,964,000	1,977,885
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	68,000	59,064
4.38%, 4/15/2038	275,000	264,520
4.44%, 10/6/2048	380,000	358,397
4.60%, 4/15/2048	632,000	612,319
4.75%, 4/15/2058	257,000	248,745
4.95%, 1/15/2042	449,000	457,455
5.88%, 6/15/2035	140,000	157,384
8.00%, 11/15/2039	92,000	128,089
8.20%, 1/15/2039	446,000	626,617
Brown-Forman Corp.:
4.00%, 4/15/2038	55,000	54,422
4.50%, 7/15/2045	114,000	119,768
Coca-Cola Femsa SAB de CV 5.25%, 11/26/2043	116,000	126,636
Constellation Brands, Inc.:
4.10%, 2/15/2048	150,000	131,656
4.50%, 5/9/2047	40,000	37,254
Diageo Capital PLC:
3.88%, 4/29/2043 (a)	51,000	49,229
5.88%, 9/30/2036	101,000	121,257
Diageo Investment Corp.:
4.25%, 5/11/2042	100,000	101,349
7.45%, 4/15/2035	183,000	250,622
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/2043	73,000	70,869
Keurig Dr Pepper, Inc.:
4.42%, 12/15/2046	176,000	160,361
4.50%, 11/15/2045	177,000	163,916
Maple Escrow Subsidiary, Inc. 4.99%, 5/25/2038 (b)	100,000	101,159
Molson Coors Brewing Co.:
4.20%, 7/15/2046	392,000	346,618
5.00%, 5/1/2042	212,000	210,690
PepsiCo, Inc.:
3.45%, 10/6/2046	278,000	250,236
4.00%, 5/2/2047	98,000	95,735

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 10/22/2044	$ 435,000	$ 442,856
4.45%, 4/14/2046	220,000	231,020
4.60%, 7/17/2045	150,000	160,065
4.88%, 11/1/2040	181,000	199,064
5.50%, 1/15/2040	184,000	217,034
Pepsi-Cola Metropolitan Bottling Co., Inc.:
5.50%, 5/15/2035	51,000	58,983
Series B, 7.00%, 3/1/2029	202,000	257,213
		10,071,682
BIOTECHNOLOGY — 1.8%
Amgen, Inc.:
4.40%, 5/1/2045	351,000	337,444
4.56%, 6/15/2048	250,000	244,812
4.66%, 6/15/2051	768,000	758,600
4.95%, 10/1/2041	176,000	181,600
5.15%, 11/15/2041	122,000	129,182
5.65%, 6/15/2042	226,000	251,414
6.40%, 2/1/2039	51,000	61,166
6.90%, 6/1/2038	81,000	101,220
Baxalta, Inc. 5.25%, 6/23/2045	67,000	71,318
Biogen, Inc. 5.20%, 9/15/2045	297,000	315,087
Celgene Corp.:
4.35%, 11/15/2047	470,000	423,884
4.55%, 2/20/2048	307,000	285,286
4.63%, 5/15/2044	148,000	139,142
5.00%, 8/15/2045	414,000	409,976
5.25%, 8/15/2043	80,000	81,111
Genentech, Inc. 5.25%, 7/15/2035	153,000	173,640
Gilead Sciences, Inc.:
4.00%, 9/1/2036	161,000	154,473
4.15%, 3/1/2047	540,000	511,569
4.50%, 2/1/2045	364,000	361,951
4.60%, 9/1/2035	270,000	278,481
4.75%, 3/1/2046	362,000	372,889
4.80%, 4/1/2044	204,000	210,724
5.65%, 12/1/2041	343,000	393,877
		6,248,846
BUILDING MATERIALS — 0.5%
Johnson Controls International PLC:
4.50%, 2/15/2047	179,000	171,822
4.63%, 7/2/2044 (d)	35,000	34,267
4.95%, 7/2/2064 (d)	73,000	69,911
5.13%, 9/14/2045	113,000	117,518
6.00%, 1/15/2036	129,000	147,168
Lafarge SA 7.13%, 7/15/2036	224,000	271,159
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	350,000	300,062
Masco Corp.:
4.50%, 5/15/2047	122,000	105,648
7.75%, 8/1/2029	19,000	22,719
Security Description	Principal Amount	Value
Owens Corning:
4.30%, 7/15/2047	$ 72,000	$ 58,623
7.00%, 12/1/2036	201,000	230,678
Vulcan Materials Co.:
4.50%, 6/15/2047	137,000	122,564
4.70%, 3/1/2048 (b)	147,000	135,337
		1,787,476
CHEMICALS — 1.7%
Albemarle Corp. 5.45%, 12/1/2044	107,000	111,426
Dow Chemical Co.:
4.38%, 11/15/2042	200,000	189,830
4.63%, 10/1/2044	144,000	141,022
5.25%, 11/15/2041	150,000	158,793
7.38%, 11/1/2029	175,000	219,098
9.40%, 5/15/2039	232,000	352,995
Eastman Chemical Co.:
4.65%, 10/15/2044	436,000	422,262
4.80%, 9/1/2042	179,000	177,672
EI du Pont de Nemours & Co.:
4.15%, 2/15/2043 (a)	227,000	209,852
5.60%, 12/15/2036	173,000	191,463
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	142,000	129,984
5.00%, 9/26/2048	65,000	65,662
Lubrizol Corp. 6.50%, 10/1/2034	246,000	312,932
LYB International Finance B.V.:
4.88%, 3/15/2044	90,000	87,763
5.25%, 7/15/2043	150,000	152,923
LyondellBasell Industries NV 4.63%, 2/26/2055	304,000	273,156
Methanex Corp. 5.65%, 12/1/2044	121,000	116,851
Mosaic Co.:
4.88%, 11/15/2041	24,000	22,032
5.45%, 11/15/2033	62,000	63,185
Nutrien, Ltd.:
4.13%, 3/15/2035	160,000	146,744
4.90%, 6/1/2043	267,000	262,645
5.25%, 1/15/2045	128,000	132,814
5.63%, 12/1/2040	69,000	73,863
6.13%, 1/15/2041	150,000	168,960
7.13%, 5/23/2036	15,000	18,171
Praxair, Inc. 3.55%, 11/7/2042	151,000	139,393
Rohm & Haas Co. 7.85%, 7/15/2029	160,000	205,853
RPM International, Inc.:
4.25%, 1/15/2048	41,000	35,909
5.25%, 6/1/2045	116,000	118,609
Sherwin-Williams Co.:
4.00%, 12/15/2042	87,000	77,373
4.50%, 6/1/2047	146,000	140,345
4.55%, 8/1/2045	228,000	219,133
Westlake Chemical Corp.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 11/15/2047 (a)	$ 405,000	$ 361,487
5.00%, 8/15/2046	157,000	154,232
		5,654,432
COMMERCIAL SERVICES — 1.1%
Board of Trustees of The Leland Stanford Junior University 3.65%, 5/1/2048	77,000	73,344
Boston University 4.06%, 10/1/2048	25,000	24,719
California Institute of Technology:
4.32%, 8/1/2045	60,000	61,667
4.70%, 11/1/2111	84,000	85,693
Cleveland Clinic Foundation 4.86%, 1/1/2114	130,000	136,386
Ecolab, Inc. 5.50%, 12/8/2041	226,000	262,519
George Washington University:
4.87%, 9/15/2045	156,000	171,623
Series 2018, 4.13%, 9/15/2048	200,000	198,908
Johns Hopkins University Series 2013, 4.08%, 7/1/2053	51,000	49,644
Massachusetts Institute of Technology:
3.89%, 7/1/2116 (a)	107,000	95,967
4.68%, 7/1/2114	61,000	64,502
5.60%, 7/1/2111	361,000	457,499
Moody's Corp. 5.25%, 7/15/2044	110,000	120,931
Northwestern University Series 2017, 3.66%, 12/1/2057	197,000	187,727
President & Fellows of Harvard College 4.88%, 10/15/2040	97,000	110,721
President and Fellows of Harvard College 3.30%, 7/15/2056	169,000	150,138
Princeton University 5.70%, 3/1/2039	201,000	248,563
S&P Global, Inc.:
4.50%, 5/15/2048	100,000	99,876
6.55%, 11/15/2037	168,000	207,403
University of Chicago 4.00%, 10/1/2053	60,000	59,388
University of Notre Dame du Lac:
Series 2015, 3.44%, 2/15/2045	53,000	49,199
Series 2017, 3.39%, 2/15/2048	271,000	249,171
University of Pennsylvania 4.67%, 9/1/2112	14,000	13,898
University of Southern California:
3.03%, 10/1/2039	354,000	314,310
Series 2017, 3.84%, 10/1/2047	42,000	41,329
Verisk Analytics, Inc. 5.50%, 6/15/2045	101,000	102,864
Western Union Co. 6.20%, 11/17/2036	166,000	168,312
Security Description	Principal Amount	Value
William Marsh Rice University 3.57%, 5/15/2045	$ 104,000	$ 96,022
		3,902,323
COMPUTERS — 1.8%
Apple, Inc.:
3.45%, 2/9/2045	363,000	326,166
3.75%, 9/12/2047	109,000	102,471
3.75%, 11/13/2047	206,000	193,475
3.85%, 5/4/2043	779,000	749,266
3.85%, 8/4/2046	299,000	285,850
4.25%, 2/9/2047	443,000	450,832
4.38%, 5/13/2045	570,000	591,654
4.45%, 5/6/2044	182,000	191,180
4.50%, 2/23/2036	255,000	274,319
4.65%, 2/23/2046	801,000	865,104
Dell International LLC/EMC Corp.:
8.10%, 7/15/2036 (b)	306,000	366,894
8.35%, 7/15/2046 (b)	278,000	346,157
Hewlett Packard Enterprise Co. 6.35%, 10/15/2045	292,000	301,005
HP, Inc. 6.00%, 9/15/2041	303,000	307,933
International Business Machines Corp.:
4.00%, 6/20/2042	219,000	213,396
4.70%, 2/19/2046 (a)	120,000	129,862
5.60%, 11/30/2039	165,000	196,708
5.88%, 11/29/2032	154,000	183,802
6.22%, 8/1/2027	30,000	35,154
6.50%, 1/15/2028	30,000	36,021
		6,147,249
COSMETICS/PERSONAL CARE — 0.5%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047	30,000	28,339
Series MTN, 4.00%, 8/15/2045	173,000	171,941
Estee Lauder Cos., Inc.:
4.15%, 3/15/2047	97,000	97,085
6.00%, 5/15/2037	95,000	115,784
Procter & Gamble Co.:
3.50%, 10/25/2047	264,000	244,739
5.50%, 2/1/2034	77,000	91,381
5.55%, 3/5/2037	415,000	503,051
5.80%, 8/15/2034	40,000	48,936
Unilever Capital Corp. 5.90%, 11/15/2032	207,000	252,408
		1,553,664
DISTRIBUTION & WHOLESALE — 0.2%
WW Grainger, Inc.:
4.20%, 5/15/2047	150,000	146,922
4.60%, 6/15/2045	419,000	436,397
		583,319

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 1.2%
Air Lease Corp. 4.63%, 10/1/2028	$ 85,000	$ 83,834
American Express Co. 4.05%, 12/3/2042	257,000	247,709
AXA Financial, Inc. 7.00%, 4/1/2028	73,000	82,457
Brookfield Finance, Inc. 4.70%, 9/20/2047	192,000	184,744
CME Group, Inc.:
4.15%, 6/15/2048	75,000	74,595
5.30%, 9/15/2043	219,000	254,090
Credit Suisse USA, Inc. 7.13%, 7/15/2032	124,000	156,967
GE Capital International Funding Co. 4.42%, 11/15/2035	947,000	893,409
Intercontinental Exchange, Inc. 4.25%, 9/21/2048	150,000	147,479
Invesco Finance PLC 5.38%, 11/30/2043	111,000	122,502
Jefferies Group LLC:
6.25%, 1/15/2036	119,000	121,376
6.50%, 1/20/2043	150,000	154,270
Legg Mason, Inc. 5.63%, 1/15/2044	97,000	98,285
Mastercard, Inc.:
3.80%, 11/21/2046	212,000	204,266
3.95%, 2/26/2048	45,000	44,496
National Rural Utilities Cooperative Finance Corp.:
4.02%, 11/1/2032	37,000	36,922
Series MTN, 8.00%, 3/1/2032	81,000	111,209
Raymond James Financial, Inc. 4.95%, 7/15/2046	129,000	131,214
Visa, Inc.:
3.65%, 9/15/2047	135,000	125,713
4.15%, 12/14/2035	329,000	339,946
4.30%, 12/14/2045	586,000	607,325
		4,222,808
ELECTRIC — 11.4%
AEP Transmission Co. LLC:
3.75%, 12/1/2047	164,000	150,022
4.25%, 9/15/2048	35,000	35,002
Alabama Power Co.:
3.75%, 3/1/2045	51,000	46,629
3.85%, 12/1/2042	150,000	139,512
4.15%, 8/15/2044	290,000	281,535
4.30%, 1/2/2046	30,000	29,885
6.13%, 5/15/2038	73,000	88,524
Series A, 4.30%, 7/15/2048	30,000	30,040
Series B, 3.70%, 12/1/2047	150,000	135,438
Ameren Illinois Co.:
3.70%, 12/1/2047	135,000	125,805
4.15%, 3/15/2046	117,000	115,615
Security Description	Principal Amount	Value
Appalachian Power Co. 7.00%, 4/1/2038	$ 231,000	$ 301,155
Arizona Public Service Co.:
4.20%, 8/15/2048	100,000	98,380
4.35%, 11/15/2045	112,000	112,532
4.50%, 4/1/2042	203,000	208,382
5.05%, 9/1/2041	64,000	70,353
Avista Corp. 4.35%, 6/1/2048	100,000	100,811
Baltimore Gas & Electric Co.:
3.50%, 8/15/2046	313,000	275,340
4.25%, 9/15/2048	100,000	99,801
6.35%, 10/1/2036	150,000	185,082
Berkshire Hathaway Energy Co.:
3.80%, 7/15/2048	170,000	153,206
4.45%, 1/15/2049 (b)	200,000	198,762
4.50%, 2/1/2045	78,000	77,931
5.15%, 11/15/2043	98,000	106,683
5.95%, 5/15/2037	275,000	326,639
6.13%, 4/1/2036	358,000	434,161
Black Hills Corp.:
4.20%, 9/15/2046	137,000	126,303
4.35%, 5/1/2033	105,000	103,285
CenterPoint Energy Houston Electric LLC:
3.55%, 8/1/2042	15,000	13,655
3.95%, 3/1/2048	125,000	120,949
Series K2, 6.95%, 3/15/2033	150,000	194,175
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	110,000	107,797
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	118,000	135,931
CMS Energy Corp. 4.88%, 3/1/2044	138,000	145,549
Commonwealth Edison Co.:
3.65%, 6/15/2046	40,000	36,346
3.70%, 3/1/2045	30,000	27,536
3.80%, 10/1/2042	141,000	132,152
4.00%, 3/1/2048	120,000	115,702
4.35%, 11/15/2045	110,000	111,880
4.60%, 8/15/2043	74,000	77,712
4.70%, 1/15/2044	36,000	38,249
5.90%, 3/15/2036	150,000	178,777
6.45%, 1/15/2038	63,000	80,002
Series 123, 3.75%, 8/15/2047	173,000	159,752
Connecticut Light & Power Co.:
4.00%, 4/1/2048	50,000	49,155
4.30%, 4/15/2044	166,000	169,836
Consolidated Edison Co. of New York, Inc.:
3.85%, 6/15/2046	250,000	232,760
4.63%, 12/1/2054	193,000	195,787
5.70%, 6/15/2040	180,000	212,591
Series 05-A, 5.30%, 3/1/2035	236,000	262,786
Series 06-A, 5.85%, 3/15/2036	294,000	347,070
Series 09-C, 5.50%, 12/1/2039	100,000	115,415
Series 12-A, 4.20%, 3/15/2042	294,000	288,273
Series C, 4.00%, 11/15/2057	215,000	194,280

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series C, 4.30%, 12/1/2056	$ 82,000	$ 78,308
Consumers Energy Co.:
3.95%, 5/15/2043	51,000	49,500
3.95%, 7/15/2047	137,000	132,712
4.05%, 5/15/2048	100,000	98,518
Delmarva Power & Light Co. 4.15%, 5/15/2045	37,000	36,126
Dominion Energy, Inc.:
4.70%, 12/1/2044	75,000	75,733
7.00%, 6/15/2038	55,000	69,133
Series B, 5.95%, 6/15/2035	200,000	224,108
Series C, 4.05%, 9/15/2042	330,000	303,082
Series C, 4.90%, 8/1/2041	47,000	48,250
Series E, 6.30%, 3/15/2033	25,000	29,120
Series F, 5.25%, 8/1/2033	75,000	79,397
DTE Electric Co.:
3.70%, 3/15/2045	76,000	70,717
3.70%, 6/1/2046	107,000	98,974
4.30%, 7/1/2044	84,000	85,546
Series A, 4.05%, 5/15/2048	300,000	295,215
DTE Energy Co. 6.38%, 4/15/2033	22,000	25,896
Duke Energy Carolinas LLC:
3.70%, 12/1/2047	125,000	113,721
3.75%, 6/1/2045	93,000	85,527
3.88%, 3/15/2046	191,000	179,043
4.00%, 9/30/2042	99,000	95,014
6.05%, 4/15/2038	104,000	127,884
6.10%, 6/1/2037	190,000	230,630
6.45%, 10/15/2032	151,000	186,506
Series A, 6.00%, 12/1/2028	86,000	100,296
Duke Energy Corp.:
3.75%, 9/1/2046	44,000	38,768
3.95%, 8/15/2047 (a)	147,000	133,407
4.80%, 12/15/2045	50,000	51,520
Duke Energy Florida LLC:
3.40%, 10/1/2046	193,000	167,136
3.85%, 11/15/2042	90,000	85,182
4.20%, 7/15/2048	150,000	148,858
5.65%, 4/1/2040	66,000	78,516
6.35%, 9/15/2037	181,000	228,084
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	50,000	45,529
Duke Energy Indiana LLC:
3.75%, 5/15/2046	37,000	34,054
6.12%, 10/15/2035	211,000	256,411
6.35%, 8/15/2038	148,000	188,299
6.45%, 4/1/2039	154,000	197,502
Series WWW, 4.90%, 7/15/2043	159,000	172,776
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	14,000	12,766
Duke Energy Progress LLC:
3.70%, 10/15/2046	150,000	137,053
4.10%, 3/15/2043	275,000	268,579
4.15%, 12/1/2044	275,000	269,929
4.20%, 8/15/2045	25,000	24,607
Security Description	Principal Amount	Value
4.38%, 3/30/2044	$ 63,000	$ 63,786
6.30%, 4/1/2038	165,000	206,197
El Paso Electric Co.:
5.00%, 12/1/2044	37,000	37,144
6.00%, 5/15/2035	21,000	23,650
Emera US Finance L.P. 4.75%, 6/15/2046	279,000	274,890
Entergy Louisiana LLC:
3.05%, 6/1/2031	97,000	88,398
4.00%, 3/15/2033	160,000	160,120
4.20%, 9/1/2048	150,000	148,521
Exelon Corp.:
4.45%, 4/15/2046	25,000	24,304
4.95%, 6/15/2035	167,000	173,433
5.10%, 6/15/2045	101,000	106,656
5.63%, 6/15/2035	206,000	228,847
Exelon Generation Co. LLC:
5.75%, 10/1/2041	535,000	547,482
6.25%, 10/1/2039	114,000	123,760
FirstEnergy Corp.:
Series C, 4.85%, 7/15/2047	169,000	173,183
Series C, 7.38%, 11/15/2031	266,000	343,649
Florida Power & Light Co.:
3.80%, 12/15/2042	235,000	223,899
3.95%, 3/1/2048	315,000	308,372
4.05%, 6/1/2042	116,000	114,710
4.13%, 2/1/2042	103,000	103,005
4.13%, 6/1/2048	150,000	150,076
4.95%, 6/1/2035	150,000	163,380
5.25%, 2/1/2041	111,000	126,965
5.63%, 4/1/2034	140,000	163,953
5.69%, 3/1/2040	134,000	161,384
5.95%, 2/1/2038	217,000	265,450
Georgia Power Co.:
4.30%, 3/15/2042	73,000	69,224
Series 10-C, 4.75%, 9/1/2040	220,000	221,538
Iberdrola International B.V. 6.75%, 7/15/2036	61,000	76,336
Indiana Michigan Power Co.:
4.25%, 8/15/2048	50,000	49,393
6.05%, 3/15/2037	67,000	79,957
Series K, 4.55%, 3/15/2046	150,000	154,198
Series L, 3.75%, 7/1/2047	247,000	224,817
Interstate Power & Light Co. 6.25%, 7/15/2039	55,000	68,815
ITC Holdings Corp. 5.30%, 7/1/2043	200,000	219,214
Jersey Central Power & Light Co. 6.15%, 6/1/2037	71,000	82,694
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	14,497	15,052
Kansas City Power & Light Co.:
4.20%, 6/15/2047	190,000	181,779
Series B, 6.05%, 11/15/2035	30,000	35,328
Kentucky Utilities Co. 5.13%, 11/1/2040	176,000	199,297
MidAmerican Energy Co.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.65%, 8/1/2048	$ 131,000	$ 120,149
3.95%, 8/1/2047	95,000	91,666
4.25%, 5/1/2046	150,000	150,624
4.40%, 10/15/2044	150,000	153,888
4.80%, 9/15/2043	91,000	98,649
6.75%, 12/30/2031	37,000	46,818
Series MTN, 5.75%, 11/1/2035	166,000	196,313
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	115,000	108,795
National Grid USA 5.80%, 4/1/2035	138,000	157,617
Nevada Power Co.:
Series N, 6.65%, 4/1/2036	30,000	37,977
Series R, 6.75%, 7/1/2037	174,000	224,060
Northern States Power Co.:
4.00%, 8/15/2045	180,000	175,747
4.13%, 5/15/2044	30,000	29,833
5.35%, 11/1/2039	67,000	77,558
6.20%, 7/1/2037	333,000	417,569
6.25%, 6/1/2036	39,000	48,667
NorthWestern Corp. 4.18%, 11/15/2044	91,000	89,332
NSTAR Electric Co.:
4.40%, 3/1/2044	59,000	60,464
5.50%, 3/15/2040	122,000	141,592
Oglethorpe Power Corp.:
5.38%, 11/1/2040	239,000	266,196
5.95%, 11/1/2039	175,000	205,415
Oklahoma Gas & Electric Co. 4.15%, 4/1/2047	232,000	222,288
Oncor Electric Delivery Co. LLC:
3.80%, 9/30/2047	174,000	164,279
4.10%, 11/15/2048 (b)	50,000	49,579
4.55%, 12/1/2041	246,000	261,636
5.30%, 6/1/2042	241,000	278,435
7.25%, 1/15/2033	112,000	149,733
7.50%, 9/1/2038	64,000	89,897
Pacific Gas & Electric Co.:
3.75%, 8/15/2042	18,000	15,324
3.95%, 12/1/2047	82,000	71,437
4.00%, 12/1/2046	92,000	80,553
4.25%, 3/15/2046	87,000	79,390
4.45%, 4/15/2042	143,000	132,943
4.60%, 6/15/2043	197,000	188,310
4.75%, 2/15/2044	73,000	71,311
5.13%, 11/15/2043	196,000	201,639
5.40%, 1/15/2040	288,000	307,414
5.80%, 3/1/2037	228,000	254,247
6.05%, 3/1/2034	487,000	549,711
6.25%, 3/1/2039	9,000	10,379
6.35%, 2/15/2038	210,000	243,907
PacifiCorp:
4.13%, 1/15/2049	300,000	295,113
5.25%, 6/15/2035	50,000	56,227
6.00%, 1/15/2039	25,000	30,919
6.10%, 8/1/2036	147,000	180,528
6.25%, 10/15/2037	133,000	166,335
Security Description	Principal Amount	Value
6.35%, 7/15/2038	$ 45,000	$ 56,982
PECO Energy Co.:
3.70%, 9/15/2047	52,000	47,784
3.90%, 3/1/2048	325,000	309,530
4.15%, 10/1/2044	76,000	75,232
Potomac Electric Power Co.:
4.15%, 3/15/2043	166,000	163,781
7.90%, 12/15/2038	76,000	110,297
PPL Capital Funding, Inc.:
4.00%, 9/15/2047	10,000	8,994
4.70%, 6/1/2043	268,000	268,209
5.00%, 3/15/2044	200,000	208,944
PPL Electric Utilities Corp.:
3.95%, 6/1/2047	464,000	445,305
4.13%, 6/15/2044	10,000	9,847
4.15%, 10/1/2045	20,000	19,761
4.15%, 6/15/2048	50,000	49,543
6.25%, 5/15/2039	30,000	37,635
Progress Energy, Inc.:
6.00%, 12/1/2039	150,000	179,430
7.00%, 10/30/2031	219,000	273,441
7.75%, 3/1/2031	43,000	56,358
Public Service Co. of Colorado:
3.60%, 9/15/2042	161,000	147,812
3.80%, 6/15/2047	187,000	176,420
4.10%, 6/15/2048	65,000	64,459
Series 17, 6.25%, 9/1/2037	51,000	64,370
Public Service Electric & Gas Co.:
Series MTN, 3.60%, 12/1/2047	255,000	233,248
Series MTN, 3.65%, 9/1/2042	15,000	14,062
Series MTN, 3.80%, 1/1/2043	66,000	62,707
Series MTN, 3.95%, 5/1/2042	92,000	89,449
Series MTN, 4.15%, 11/1/2045	156,000	154,376
Series MTN, 5.50%, 3/1/2040	250,000	293,687
Series MTN, 5.80%, 5/1/2037	51,000	61,241
Puget Sound Energy, Inc.:
4.22%, 6/15/2048	151,000	151,779
4.30%, 5/20/2045	93,000	94,496
5.64%, 4/15/2041	42,000	49,712
5.80%, 3/15/2040	34,000	41,019
6.27%, 3/15/2037	180,000	223,949
San Diego Gas & Electric Co.:
4.50%, 8/15/2040	195,000	199,809
6.00%, 6/1/2039	47,000	57,378
Series RRR, 3.75%, 6/1/2047	150,000	136,490
Sempra Energy:
3.80%, 2/1/2038	120,000	108,020
4.00%, 2/1/2048	237,000	211,077
6.00%, 10/15/2039	285,000	328,269
South Carolina Electric & Gas Co.:
4.10%, 6/15/2046	237,000	216,670
4.35%, 2/1/2042	154,000	147,222
4.60%, 6/15/2043	217,000	214,656
5.10%, 6/1/2065	150,000	150,340
5.45%, 2/1/2041	104,000	111,106
6.63%, 2/1/2032	50,000	58,688

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	$ 744	$ 722
Southern California Edison Co.:
4.05%, 3/15/2042	170,000	161,209
4.50%, 9/1/2040	79,000	79,688
4.65%, 10/1/2043	109,000	112,695
5.50%, 3/15/2040	222,000	251,073
6.00%, 1/15/2034	101,000	117,804
6.05%, 3/15/2039	235,000	279,770
6.65%, 4/1/2029	277,000	324,641
Series 04-G, 5.75%, 4/1/2035	13,000	14,674
Series 05-B, 5.55%, 1/15/2036	55,000	60,559
Series 06-E, 5.55%, 1/15/2037	22,000	24,689
Series 08-A, 5.95%, 2/1/2038	100,000	117,750
Series 13-A, 3.90%, 3/15/2043	210,000	193,838
Series C, 3.60%, 2/1/2045	25,000	22,110
Series C, 4.13%, 3/1/2048	269,000	257,059
Southern Co. 4.40%, 7/1/2046	440,000	418,695
Southern Power Co.:
5.15%, 9/15/2041	167,000	168,430
5.25%, 7/15/2043	150,000	153,753
Series F, 4.95%, 12/15/2046	340,000	334,740
Southwestern Electric Power Co.:
6.20%, 3/15/2040	265,000	315,141
Series L, 3.85%, 2/1/2048	150,000	134,343
Southwestern Public Service Co.:
3.70%, 8/15/2047	62,000	56,830
4.50%, 8/15/2041	31,000	32,056
Tampa Electric Co.:
4.10%, 6/15/2042	140,000	133,640
4.30%, 6/15/2048	100,000	99,225
Union Electric Co.:
3.65%, 4/15/2045	47,000	43,338
4.00%, 4/1/2048	100,000	96,838
5.30%, 8/1/2037	145,000	162,699
8.45%, 3/15/2039	54,000	81,227
Virginia Electric & Power Co.:
4.00%, 1/15/2043	200,000	192,054
4.45%, 2/15/2044	40,000	40,720
8.88%, 11/15/2038	123,000	190,296
Series A, 6.00%, 5/15/2037	42,000	50,732
Series B, 6.00%, 1/15/2036	112,000	133,560
Series C, 4.00%, 11/15/2046	229,000	218,285
Westar Energy, Inc.:
4.10%, 4/1/2043	67,000	65,290
4.13%, 3/1/2042	55,000	54,001
4.25%, 12/1/2045	80,000	79,831
Wisconsin Electric Power Co. 5.70%, 12/1/2036	102,000	120,474
Wisconsin Power & Light Co. 6.38%, 8/15/2037	145,000	181,417
Wisconsin Public Service Corp. 4.75%, 11/1/2044	146,000	157,839
Security Description	Principal Amount	Value
Xcel Energy, Inc. 6.50%, 7/1/2036	$ 250,000	$ 311,725
		38,821,225
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (e)
Emerson Electric Co.:
5.25%, 11/15/2039	34,000	38,330
6.13%, 4/15/2039	62,000	75,655
		113,985
ELECTRONICS — 0.3%
Corning, Inc.:
4.38%, 11/15/2057	215,000	188,680
5.75%, 8/15/2040	244,000	274,534
Fortive Corp. 4.30%, 6/15/2046	55,000	52,307
Honeywell International, Inc.:
3.81%, 11/21/2047	138,000	131,349
5.70%, 3/15/2037	111,000	133,293
Series 30, 5.38%, 3/1/2041	100,000	116,867
Tyco Electronics Group SA 7.13%, 10/1/2037	100,000	133,022
		1,030,052
ENTERTAINMENT — 0.0% (e)
GLP Capital L.P./GLP Financing II, Inc. 5.30%, 1/15/2029	65,000	65,240
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc.:
5.70%, 5/15/2041	100,000	115,152
6.20%, 3/1/2040	100,000	121,825
Waste Management, Inc.:
3.90%, 3/1/2035	104,000	100,974
4.10%, 3/1/2045	149,000	146,160
6.13%, 11/30/2039	30,000	36,888
		520,999
FOOD — 1.9%
Ahold Finance USA LLC 6.88%, 5/1/2029	64,000	74,464
Campbell Soup Co. 4.80%, 3/15/2048 (a)	262,000	238,567
Conagra Brands, Inc.:
7.00%, 10/1/2028	174,000	202,541
8.25%, 9/15/2030	68,000	87,705
General Mills, Inc.:
4.15%, 2/15/2043	205,000	181,372
4.55%, 4/17/2038	75,000	72,026
4.70%, 4/17/2048 (a)	80,000	76,856
5.40%, 6/15/2040 (a)	206,000	214,835
Hershey Co. 3.38%, 8/15/2046	116,000	101,869
JM Smucker Co. 4.38%, 3/15/2045	279,000	258,362
Kellogg Co.:
4.50%, 4/1/2046	171,000	162,385

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series B, 7.45%, 4/1/2031	$ 19,000	$ 23,987
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	184,000	199,874
Kraft Heinz Foods Co.:
4.38%, 6/1/2046	595,000	523,790
4.63%, 1/30/2029	250,000	249,022
5.00%, 7/15/2035	82,000	80,965
5.00%, 6/4/2042	486,000	463,979
5.20%, 7/15/2045	514,000	501,834
6.50%, 2/9/2040	342,000	387,247
6.75%, 3/15/2032	50,000	58,628
6.88%, 1/26/2039	192,000	225,053
Kroger Co.:
3.88%, 10/15/2046	50,000	41,696
4.45%, 2/1/2047	127,000	116,373
4.65%, 1/15/2048	150,000	141,789
5.00%, 4/15/2042	160,000	156,424
5.15%, 8/1/2043	250,000	248,355
6.90%, 4/15/2038	108,000	129,883
McCormick & Co., Inc. 4.20%, 8/15/2047	70,000	66,618
Mondelez International, Inc. 4.63%, 5/7/2048	100,000	97,342
Sysco Corp.:
4.45%, 3/15/2048	100,000	97,847
4.85%, 10/1/2045	93,000	95,948
5.38%, 9/21/2035	230,000	253,430
Tyson Foods, Inc.:
4.55%, 6/2/2047	150,000	140,211
5.10%, 9/28/2048	65,000	66,412
5.15%, 8/15/2044	303,000	308,360
		6,346,049
FOREST PRODUCTS & PAPER — 0.7%
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047	115,000	113,099
Georgia-Pacific LLC:
7.75%, 11/15/2029	88,000	116,009
8.88%, 5/15/2031	73,000	105,800
International Paper Co.:
4.35%, 8/15/2048	213,000	194,906
4.40%, 8/15/2047	270,000	248,924
4.80%, 6/15/2044	109,000	106,161
5.00%, 9/15/2035	230,000	234,372
5.15%, 5/15/2046	25,000	25,700
6.00%, 11/15/2041	585,000	653,375
7.30%, 11/15/2039	193,000	243,554
Suzano Austria GmbH 6.00%, 1/15/2029 (b)	200,000	201,370
		2,243,270
GAS — 0.8%
Atmos Energy Corp.:
4.15%, 1/15/2043	266,000	259,789
5.50%, 6/15/2041	55,000	63,196
CenterPoint Energy Resources Corp.:
Security Description	Principal Amount	Value
4.10%, 9/1/2047	$ 64,000	$ 58,948
5.85%, 1/15/2041	73,000	84,108
6.63%, 11/1/2037	51,000	62,015
Dominion Energy Gas Holdings LLC:
4.60%, 12/15/2044	150,000	148,125
4.80%, 11/1/2043	265,000	267,700
NiSource, Inc.:
3.95%, 3/30/2048	163,000	145,918
4.38%, 5/15/2047	136,000	130,134
4.80%, 2/15/2044	10,000	10,108
5.65%, 2/1/2045	242,000	272,260
5.95%, 6/15/2041	111,000	126,563
ONE Gas, Inc. 4.66%, 2/1/2044	109,000	113,956
Piedmont Natural Gas Co., Inc.:
3.64%, 11/1/2046	200,000	177,230
4.65%, 8/1/2043	67,000	69,287
Southern California Gas Co.:
3.75%, 9/15/2042	30,000	28,007
Series VV, 4.30%, 1/15/2049	150,000	153,360
Southern Co. Gas Capital Corp.:
3.95%, 10/1/2046	145,000	128,409
4.40%, 6/1/2043	36,000	34,468
4.40%, 5/30/2047	137,000	130,184
Southwest Gas Corp. 3.80%, 9/29/2046	137,000	124,403
Washington Gas Light Co. Series K, 3.80%, 9/15/2046	132,000	123,762
		2,711,930
HAND & MACHINE TOOLS — 0.0% (e)
Snap-on, Inc. 4.10%, 3/1/2048	100,000	98,527
Stanley Black & Decker, Inc. 5.20%, 9/1/2040	30,000	32,833
		131,360
HEALTH CARE PRODUCTS — 1.6%
Abbott Laboratories:
4.75%, 11/30/2036	100,000	106,403
4.75%, 4/15/2043	149,000	157,116
4.90%, 11/30/2046	581,000	631,105
5.30%, 5/27/2040	131,000	146,560
6.00%, 4/1/2039	187,000	223,617
6.15%, 11/30/2037	307,000	369,521
Baxter International, Inc. 3.50%, 8/15/2046	109,000	91,890
Becton Dickinson and Co.:
4.67%, 6/6/2047	202,000	200,784
4.69%, 12/15/2044	216,000	213,240
5.00%, 11/12/2040	158,000	160,760
Boston Scientific Corp.:
7.00%, 11/15/2035	135,000	168,981
7.38%, 1/15/2040	30,000	39,524

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Covidien International Finance SA 6.55%, 10/15/2037	$ 119,000	$ 150,974
Danaher Corp. 4.38%, 9/15/2045	127,000	129,512
Koninklijke Philips NV:
5.00%, 3/15/2042	120,000	130,280
6.88%, 3/11/2038	123,000	159,804
Medtronic, Inc.:
4.00%, 4/1/2043	87,000	83,186
4.38%, 3/15/2035	391,000	403,970
4.50%, 3/15/2042	226,000	233,444
4.63%, 3/15/2044	260,000	273,494
4.63%, 3/15/2045	499,000	527,957
5.55%, 3/15/2040	144,000	167,152
6.50%, 3/15/2039	53,000	67,349
Stryker Corp.:
4.38%, 5/15/2044	40,000	38,757
4.63%, 3/15/2046	236,000	238,464
Thermo Fisher Scientific, Inc.:
4.10%, 8/15/2047	116,000	108,649
5.30%, 2/1/2044	130,000	142,475
Zimmer Biomet Holdings, Inc.:
4.45%, 8/15/2045	50,000	46,712
5.75%, 11/30/2039	100,000	110,420
		5,522,100
HEALTH CARE SERVICES — 3.5%
Advocate Health & Hospitals Corp. 4.27%, 8/15/2048	30,000	30,162
Aetna, Inc.:
4.13%, 11/15/2042	303,000	277,372
4.50%, 5/15/2042	193,000	188,320
4.75%, 3/15/2044	65,000	64,310
6.63%, 6/15/2036	3,000	3,669
6.75%, 12/15/2037	213,000	265,262
AHS Hospital Corp. 5.02%, 7/1/2045	107,000	118,981
Anthem, Inc.:
4.38%, 12/1/2047	6,000	5,673
4.55%, 3/1/2048	229,000	222,345
4.63%, 5/15/2042	356,000	349,514
4.65%, 1/15/2043	340,000	334,761
4.65%, 8/15/2044	119,000	117,276
5.10%, 1/15/2044	31,000	32,281
5.85%, 1/15/2036	2,000	2,246
5.95%, 12/15/2034	154,000	173,473
Ascension Health:
3.95%, 11/15/2046	200,000	194,246
4.85%, 11/15/2053	101,000	109,906
Baylor Scott & White Holdings:
3.97%, 11/15/2046	37,000	34,936
4.19%, 11/15/2045	106,000	104,456
Catholic Health Initiatives 4.35%, 11/1/2042	316,000	286,682
Children's Hospital Corp. Series 2017, 4.12%, 1/1/2047	77,000	75,505
Security Description	Principal Amount	Value
Children's Hospital Medical Center 4.27%, 5/15/2044	$ 170,000	$ 173,089
Cigna Corp. 3.88%, 10/15/2047	285,000	243,977
City of Hope Series 2018, 4.38%, 8/15/2048	150,000	147,187
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	100,000	96,480
Dignity Health 5.27%, 11/1/2064	146,000	143,658
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	62,000	59,829
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	95,000	93,488
4.50%, 7/1/2057	37,000	37,783
Halfmoon Parent, Inc.:
4.80%, 8/15/2038 (b)	235,000	235,822
4.90%, 12/15/2048 (b)	1,245,000	1,244,514
Humana, Inc.:
4.63%, 12/1/2042	104,000	102,956
4.80%, 3/15/2047	65,000	66,595
4.95%, 10/1/2044	262,000	272,692
Indiana University Health, Inc. 3.97%, 11/1/2048	55,000	54,072
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	72,000	67,288
Kaiser Foundation Hospitals:
4.15%, 5/1/2047	280,000	279,818
4.88%, 4/1/2042	124,000	137,492
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	319,000	310,515
Mayo Clinic:
3.77%, 11/15/2043	170,000	163,775
Series 2013, 4.00%, 11/15/2047	51,000	49,687
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	65,000	64,500
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	197,000	196,031
Montefiore Obligated Group 5.25%, 11/1/2048	70,000	69,878
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	50,000	46,432
New York and Presbyterian Hospital:
4.02%, 8/1/2045	121,000	117,833
4.06%, 8/1/2056	187,000	178,607
Northwell Healthcare, Inc.:
3.98%, 11/1/2046	195,000	176,996
4.26%, 11/1/2047	87,000	82,623
NYU Langone Hospitals:
4.37%, 7/1/2047 (a)	37,000	37,448
4.78%, 7/1/2044	126,000	132,425
Orlando Health Obligated Group 4.09%, 10/1/2048	65,000	62,325
Partners Healthcare System, Inc.:
Series 2015, 4.12%, 7/1/2055	113,000	109,436
Series 2017, 3.77%, 7/1/2048	40,000	36,346

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Providence St. Joseph Health Obligated Group Series I, 3.74%, 10/1/2047	$ 195,000	$ 177,945
Quest Diagnostics, Inc. 4.70%, 3/30/2045	81,000	79,394
RWJ Barnabas Health, Inc. 3.95%, 7/1/2046	72,000	66,704
Stanford Health Care Series 2018, 3.80%, 11/15/2048	95,000	90,182
Sutter Health Series 2018, 4.09%, 8/15/2048	50,000	47,280
Texas Health Resources 4.33%, 11/15/2055	43,000	43,619
Trinity Health Corp. 4.13%, 12/1/2045	200,000	191,412
UnitedHealth Group, Inc.:
3.75%, 10/15/2047	228,000	211,532
3.95%, 10/15/2042	321,000	306,346
4.20%, 1/15/2047	204,000	201,670
4.25%, 3/15/2043	111,000	110,487
4.25%, 4/15/2047	238,000	238,231
4.25%, 6/15/2048	200,000	200,998
4.63%, 11/15/2041	101,000	105,930
4.75%, 7/15/2045	249,000	266,530
5.70%, 10/15/2040	86,000	102,558
5.80%, 3/15/2036	348,000	414,235
5.95%, 2/15/2041	189,000	230,349
6.50%, 6/15/2037	24,000	30,704
6.63%, 11/15/2037	201,000	260,874
6.88%, 2/15/2038	120,000	160,153
		11,820,106
HOME FURNISHINGS — 0.1%
Whirlpool Corp. 4.50%, 6/1/2046 (a)	223,000	197,025
HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc. 3.95%, 8/1/2047	102,000	91,826
Kimberly-Clark Corp.:
3.20%, 7/30/2046	105,000	89,079
3.90%, 5/4/2047	87,000	83,467
5.30%, 3/1/2041	24,000	27,702
6.63%, 8/1/2037	111,000	145,419
		437,493
HOUSEWARES — 0.1%
Newell Brands, Inc.:
5.38%, 4/1/2036	284,000	274,801
5.50%, 4/1/2046	145,000	138,013
		412,814
INSURANCE — 4.0%
ACE Capital Trust II 9.70%, 4/1/2030	240,000	335,191
Aflac, Inc. 4.00%, 10/15/2046	87,000	80,704
Alleghany Corp. 4.90%, 9/15/2044	139,000	138,158
Security Description	Principal Amount	Value
Allstate Corp.:
4.20%, 12/15/2046	$ 122,000	$ 119,048
4.50%, 6/15/2043	175,000	177,723
5.55%, 5/9/2035	124,000	141,203
5.95%, 4/1/2036	23,000	27,474
3 month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (c)	93,000	103,051
American Financial Group, Inc. 4.50%, 6/15/2047	177,000	163,911
American International Group, Inc.:
3.88%, 1/15/2035	175,000	158,154
4.38%, 1/15/2055	144,000	126,899
4.50%, 7/16/2044	292,000	277,280
4.70%, 7/10/2035	14,000	13,937
4.75%, 4/1/2048	203,000	199,305
4.80%, 7/10/2045	168,000	166,438
6.25%, 5/1/2036	306,000	351,322
3 month USD LIBOR + 4.20%, 8.18%, 5/15/2068 (c)	120,000	150,625
Aon Corp. 6.25%, 9/30/2040	12,000	14,298
Aon PLC:
4.45%, 5/24/2043	51,000	47,900
4.75%, 5/15/2045	250,000	250,800
Arch Capital Finance LLC 5.03%, 12/15/2046	133,000	139,996
Arch Capital Group US, Inc. 5.14%, 11/1/2043	126,000	133,638
Arch Capital Group, Ltd. 7.35%, 5/1/2034	150,000	191,163
Assurant, Inc. 6.75%, 2/15/2034	46,000	52,717
AXA Equitable Holdings, Inc. 5.00%, 4/20/2048 (b)	205,000	192,034
AXA SA 8.60%, 12/15/2030	108,000	140,934
Berkshire Hathaway Finance Corp. 4.20%, 8/15/2048	450,000	447,331
Berkshire Hathaway, Inc. 4.50%, 2/11/2043	169,000	176,073
Brighthouse Financial, Inc. 4.70%, 6/22/2047	338,000	279,293
Chubb Corp.:
6.00%, 5/11/2037	147,000	177,846
Series 1, 6.50%, 5/15/2038	169,000	216,383
Chubb INA Holdings, Inc.:
4.15%, 3/13/2043	25,000	24,680
4.35%, 11/3/2045	164,000	166,978
6.70%, 5/15/2036	60,000	77,104
Cincinnati Financial Corp. 6.13%, 11/1/2034	151,000	174,952
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	120,000	139,036
Everest Reinsurance Holdings, Inc. 4.87%, 6/1/2044	51,000	50,408
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	55,000	52,106

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.40%, 3/15/2048	$ 100,000	$ 96,392
5.95%, 10/15/2036	173,000	198,663
6.10%, 10/1/2041	25,000	29,405
Lincoln National Corp.:
4.35%, 3/1/2048	90,000	83,733
6.15%, 4/7/2036	22,000	25,282
6.30%, 10/9/2037	81,000	95,260
7.00%, 6/15/2040	126,000	158,291
Loews Corp.:
4.13%, 5/15/2043	193,000	180,063
6.00%, 2/1/2035	17,000	19,464
Manulife Financial Corp. 5.38%, 3/4/2046	185,000	208,693
Markel Corp.:
4.30%, 11/1/2047	100,000	91,513
5.00%, 4/5/2046	37,000	37,645
Marsh & McLennan Cos., Inc.:
4.20%, 3/1/2048	100,000	94,364
4.35%, 1/30/2047	32,000	30,944
5.88%, 8/1/2033	155,000	177,839
MetLife, Inc.:
4.05%, 3/1/2045	150,000	140,600
4.13%, 8/13/2042	85,000	80,597
4.60%, 5/13/2046	96,000	97,483
4.88%, 11/13/2043	221,000	232,393
5.70%, 6/15/2035	321,000	366,864
5.88%, 2/6/2041	131,000	154,293
6.38%, 6/15/2034	283,000	341,872
6.40%, 12/15/2036	219,000	232,523
6.50%, 12/15/2032	197,000	240,730
10.75%, 8/1/2069	101,000	155,032
4.72%, 12/15/2044	44,000	45,492
Nationwide Financial Services, Inc. 6.75%, 5/15/2087	97,000	105,885
Principal Financial Group, Inc.:
4.30%, 11/15/2046	37,000	34,957
4.35%, 5/15/2043	50,000	47,531
4.63%, 9/15/2042	60,000	59,837
6.05%, 10/15/2036	216,000	253,869
Progressive Corp.:
4.13%, 4/15/2047	125,000	121,776
4.20%, 3/15/2048	220,000	216,933
4.35%, 4/25/2044	135,000	134,769
6.25%, 12/1/2032	99,000	119,950
6.63%, 3/1/2029	15,000	17,846
Prudential Financial, Inc.:
3.91%, 12/7/2047	439,000	395,548
3.94%, 12/7/2049	212,000	190,707
Series B, 5.75%, 7/15/2033	100,000	112,008
Series MTN, 4.60%, 5/15/2044	173,000	174,505
Series MTN, 5.70%, 12/14/2036	87,000	98,955
Series MTN, 6.63%, 12/1/2037	71,000	88,083
Series MTN, 6.63%, 6/21/2040	30,000	37,493
Travelers Cos., Inc.:
3.75%, 5/15/2046	132,000	121,346
4.00%, 5/30/2047	284,000	271,396
4.60%, 8/1/2043	110,000	113,714
Security Description	Principal Amount	Value
5.35%, 11/1/2040	$ 50,000	$ 56,975
6.75%, 6/20/2036	264,000	339,319
Series MTN, 6.25%, 6/15/2037	162,000	200,089
Travelers Property Casualty Corp. 6.38%, 3/15/2033	34,000	41,996
Unum Group 5.75%, 8/15/2042	195,000	204,218
Voya Financial, Inc. 5.70%, 7/15/2043	192,000	211,390
Willis North America, Inc. 5.05%, 9/15/2048	200,000	199,752
WR Berkley Corp. 4.75%, 8/1/2044	42,000	40,746
XLIT, Ltd.:
5.25%, 12/15/2043	10,000	10,759
5.50%, 3/31/2045	135,000	142,598
		13,656,473
INTERNET — 1.0%
Alibaba Group Holding, Ltd.:
4.20%, 12/6/2047	346,000	314,486
4.40%, 12/6/2057	275,000	251,633
4.50%, 11/28/2034	194,000	190,330
Amazon.com, Inc.:
3.88%, 8/22/2037	662,000	647,482
4.05%, 8/22/2047	658,000	646,827
4.25%, 8/22/2057	436,000	435,115
4.80%, 12/5/2034	506,000	552,021
4.95%, 12/5/2044	243,000	272,109
eBay, Inc. 4.00%, 7/15/2042	163,000	133,978
		3,443,981
IRON/STEEL — 0.7%
ArcelorMittal:
6.75%, 3/1/2041	150,000	170,832
7.00%, 10/15/2039	250,000	289,835
Nucor Corp.:
4.40%, 5/1/2048	250,000	245,018
5.20%, 8/1/2043	74,000	80,701
6.40%, 12/1/2037	73,000	89,280
Vale Overseas, Ltd.:
6.88%, 11/21/2036	668,000	773,831
6.88%, 11/10/2039 (a)	478,000	558,720
8.25%, 1/17/2034	74,000	94,103
		2,302,320
LEISURE TIME — 0.0% (e)
Harley-Davidson, Inc. 4.63%, 7/28/2045	51,000	47,570
MACHINERY, CONSTRUCTION & MINING — 0.3%
ABB Finance USA, Inc. 4.38%, 5/8/2042	151,999	154,109
Caterpillar, Inc.:
3.80%, 8/15/2042 (a)	182,000	173,957
4.30%, 5/15/2044	53,000	54,429
4.75%, 5/15/2064	229,000	241,309

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.20%, 5/27/2041	$ 172,000	$ 196,116
6.05%, 8/15/2036	187,000	229,410
		1,049,330
MACHINERY-DIVERSIFIED — 0.2%
Cummins, Inc. 4.88%, 10/1/2043	46,000	49,999
Deere & Co.:
3.90%, 6/9/2042	234,000	230,371
5.38%, 10/16/2029	140,000	158,219
7.13%, 3/3/2031	51,000	65,668
Dover Corp.:
5.38%, 10/15/2035	107,000	117,863
5.38%, 3/1/2041	32,000	35,309
Xylem, Inc. 4.38%, 11/1/2046	157,000	150,995
		808,424
MEDIA — 5.4%
21st Century Fox America, Inc.:
4.75%, 9/15/2044	245,000	263,789
4.75%, 11/15/2046	39,000	41,834
4.95%, 10/15/2045	58,000	64,397
5.40%, 10/1/2043	356,000	416,794
6.15%, 3/1/2037	200,000	249,336
6.15%, 2/15/2041	212,000	269,378
6.20%, 12/15/2034	126,000	155,143
6.55%, 3/15/2033	94,000	116,762
6.65%, 11/15/2037	367,000	485,614
6.90%, 8/15/2039	134,000	182,172
7.75%, 12/1/2045	150,000	224,491
7.85%, 3/1/2039	132,000	192,129
8.15%, 10/17/2036	87,000	126,685
CBS Corp.:
4.60%, 1/15/2045	158,000	148,988
4.85%, 7/1/2042	166,000	160,997
4.90%, 8/15/2044	160,000	156,045
5.50%, 5/15/2033	84,000	88,108
7.88%, 7/30/2030	162,000	202,847
Charter Communications Operating LLC/Charter Communications Operating Capital:
5.38%, 4/1/2038	205,000	199,377
5.38%, 5/1/2047	720,000	686,606
5.75%, 4/1/2048	223,000	222,730
6.38%, 10/23/2035	79,000	85,183
6.48%, 10/23/2045	644,000	692,467
6.83%, 10/23/2055	316,000	348,542
Comcast Corp.:
3.20%, 7/15/2036	288,000	241,995
3.40%, 7/15/2046	192,000	155,685
3.90%, 3/1/2038	300,000	274,986
3.97%, 11/1/2047	226,000	201,624
4.00%, 8/15/2047	157,000	140,568
4.00%, 3/1/2048 (a)	266,000	238,738
4.00%, 11/1/2049	422,000	376,340
Security Description	Principal Amount	Value
4.05%, 11/1/2052	$ 455,000	$ 401,847
4.20%, 8/15/2034	150,000	144,246
4.40%, 8/15/2035	250,000	245,360
4.50%, 1/15/2043	244,000	236,336
4.60%, 8/15/2045	249,000	243,360
4.65%, 7/15/2042	274,000	270,813
4.75%, 3/1/2044	150,000	149,361
6.40%, 5/15/2038	276,000	326,773
6.40%, 3/1/2040	35,000	41,682
6.45%, 3/15/2037	289,000	345,112
6.50%, 11/15/2035	303,000	364,951
6.55%, 7/1/2039	185,000	222,749
6.95%, 8/15/2037	255,000	321,065
7.05%, 3/15/2033	120,000	150,044
Discovery Communications LLC:
4.88%, 4/1/2043	315,000	294,122
4.95%, 5/15/2042	150,000	141,850
5.20%, 9/20/2047	192,000	187,546
6.35%, 6/1/2040	327,000	360,056
Grupo Televisa SAB:
5.00%, 5/13/2045	157,000	146,283
6.13%, 1/31/2046	308,000	334,836
6.63%, 1/15/2040	86,000	97,696
8.50%, 3/11/2032	2,000	2,536
Historic TW, Inc. 6.63%, 5/15/2029	148,000	171,692
NBCUniversal Media LLC:
4.45%, 1/15/2043	313,000	298,859
5.95%, 4/1/2041	379,000	433,515
Thomson Reuters Corp.:
5.65%, 11/23/2043	50,000	52,597
5.85%, 4/15/2040	215,000	234,021
Time Warner Cable LLC:
4.50%, 9/15/2042	401,000	342,903
5.50%, 9/1/2041	347,000	334,321
5.88%, 11/15/2040	230,000	232,390
6.55%, 5/1/2037	228,000	247,387
6.75%, 6/15/2039	237,000	259,783
7.30%, 7/1/2038	326,000	376,951
Time Warner Entertainment Co. L.P. 8.38%, 7/15/2033	317,000	395,683
Viacom, Inc.:
4.38%, 3/15/2043	395,000	345,755
5.25%, 4/1/2044	51,000	49,934
6.88%, 4/30/2036	364,000	416,230
Walt Disney Co Series MTN, 3.70%, 12/1/2042	100,000	91,685
Walt Disney Co.:
4.38%, 8/16/2041	130,000	132,941
Series B, 7.00%, 3/1/2032	123,000	160,033
Series E, 4.13%, 12/1/2041	217,000	213,437
Series GMTN, 4.13%, 6/1/2044 (a)	4,000	3,970
Series MTN, 3.00%, 7/30/2046 (a)	136,000	110,894
Warner Media LLC:
4.65%, 6/1/2044	55,000	49,473

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.85%, 7/15/2045	$ 102,000	$ 95,016
4.90%, 6/15/2042	223,000	208,601
5.35%, 12/15/2043	100,000	98,507
5.38%, 10/15/2041	1,000	993
6.10%, 7/15/2040	185,000	197,894
6.25%, 3/29/2041	295,000	322,007
6.50%, 11/15/2036	10,000	11,134
7.63%, 4/15/2031	174,000	220,030
		18,547,610
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
3.90%, 1/15/2043	35,000	33,457
4.38%, 6/15/2045	189,000	193,383
Timken Co. 4.50%, 12/15/2028	70,000	68,903
Valmont Industries, Inc. 5.25%, 10/1/2054	150,000	130,302
		426,045
MINING — 1.3%
Barrick Gold Corp. 6.45%, 10/15/2035	150,000	173,379
Barrick North America Finance LLC:
5.75%, 5/1/2043	58,000	64,381
7.50%, 9/15/2038	237,000	289,221
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	250,000	275,030
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	283,000	279,420
5.00%, 9/30/2043	444,000	492,991
Goldcorp, Inc. 5.45%, 6/9/2044	131,000	136,131
Newmont Mining Corp.:
4.88%, 3/15/2042	101,000	98,187
5.88%, 4/1/2035	253,000	281,627
6.25%, 10/1/2039	166,000	187,797
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	118,000	136,572
6.13%, 12/15/2033	65,000	77,874
7.25%, 3/15/2031	51,000	64,911
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042 (a)	218,000	213,836
4.75%, 3/22/2042	180,000	191,106
Rio Tinto Finance USA, Ltd. 5.20%, 11/2/2040	299,000	333,735
Southern Copper Corp.:
5.25%, 11/8/2042	203,000	205,487
5.88%, 4/23/2045	258,000	282,667
6.75%, 4/16/2040	136,000	160,888
7.50%, 7/27/2035	310,000	383,104
		4,328,344
MISCELLANEOUS MANUFACTURER — 1.8%
3M Co.:
Security Description	Principal Amount	Value
Series MTN, 3.88%, 6/15/2044	$ 168,000	$ 163,283
Series MTN, 4.00%, 9/14/2048	150,000	150,665
Series MTN, 5.70%, 3/15/2037	183,000	220,451
Crane Co. 4.20%, 3/15/2048	150,000	139,706
Eaton Corp.:
3.92%, 9/15/2047	202,000	183,236
4.00%, 11/2/2032	81,000	80,049
4.15%, 11/2/2042	264,000	250,554
General Electric Co.:
4.13%, 10/9/2042	459,000	410,525
4.50%, 3/11/2044 (a)	480,000	452,688
Series GMTN, 6.15%, 8/7/2037	754,000	865,207
Series GMTN, 6.88%, 1/10/2039	521,000	649,598
Series MTN, 5.88%, 1/14/2038	580,000	646,891
Series MTN, 6.75%, 3/15/2032	761,000	920,848
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	267,000	260,573
4.88%, 9/15/2041	37,000	40,607
Ingersoll-Rand Global Holding Co., Ltd.:
4.30%, 2/21/2048	50,000	48,000
5.75%, 6/15/2043	181,000	208,447
Parker-Hannifin Corp.:
4.10%, 3/1/2047	40,000	39,099
Series MTN, 4.20%, 11/21/2034	106,000	105,928
Series MTN, 4.45%, 11/21/2044	10,000	10,211
Series MTN, 6.25%, 5/15/2038	167,000	207,441
		6,054,007
OFFICE & BUSINESS EQUIPMENT — 0.0% (e)
Xerox Corp. 6.75%, 12/15/2039	147,000	147,642
OIL & GAS — 5.8%
Anadarko Finance Co. Series B, 7.50%, 5/1/2031	17,000	20,908
Anadarko Petroleum Corp.:
4.50%, 7/15/2044	114,000	104,426
6.20%, 3/15/2040	100,000	111,186
6.45%, 9/15/2036	302,000	344,950
6.60%, 3/15/2046	227,000	268,863
7.95%, 6/15/2039	150,000	193,186
Andeavor 4.50%, 4/1/2048	150,000	139,730
Apache Corp.:
4.25%, 1/15/2044	58,000	51,709
4.38%, 10/15/2028	200,000	196,558
4.75%, 4/15/2043	529,000	500,720
5.10%, 9/1/2040	218,000	215,571
6.00%, 1/15/2037	135,000	147,840
7.75%, 12/15/2029	50,000	61,808
BP Capital Markets PLC 3.72%, 11/28/2028 (a)	213,000	210,512
Burlington Resources Finance Co. 7.20%, 8/15/2031	68,000	86,542
Canadian Natural Resources, Ltd.:
6.25%, 3/15/2038	305,000	359,635

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 2/15/2037	$ 213,000	$ 253,566
7.20%, 1/15/2032	138,000	170,825
Series GMTN, 4.95%, 6/1/2047	75,000	78,213
Cenovus Energy, Inc.:
4.45%, 9/15/2042	160,000	140,661
5.20%, 9/15/2043	49,000	47,533
5.25%, 6/15/2037	328,000	325,507
5.40%, 6/15/2047	133,000	132,934
6.75%, 11/15/2039	250,000	282,150
Concho Resources, Inc.:
4.85%, 8/15/2048	100,000	100,711
4.88%, 10/1/2047	244,000	246,945
Conoco Funding Co. 7.25%, 10/15/2031	372,000	476,997
ConocoPhillips 5.90%, 5/15/2038	300,000	360,726
ConocoPhillips Canada Funding Co. I 5.95%, 10/15/2036	100,000	120,418
ConocoPhillips Co.:
4.30%, 11/15/2044	290,000	298,306
5.90%, 10/15/2032	199,000	233,377
5.95%, 3/15/2046	66,000	83,715
6.50%, 2/1/2039	412,000	533,824
Continental Resources, Inc. 4.90%, 6/1/2044	145,000	143,739
Devon Energy Corp.:
4.75%, 5/15/2042	147,000	141,108
5.00%, 6/15/2045	443,000	441,414
5.60%, 7/15/2041	288,000	305,911
7.95%, 4/15/2032	65,000	81,753
Encana Corp.:
6.50%, 8/15/2034 (a)	85,000	98,843
6.50%, 2/1/2038	227,000	267,252
6.63%, 8/15/2037	253,000	299,595
EOG Resources, Inc. 3.90%, 4/1/2035	100,000	97,450
Exxon Mobil Corp.:
3.57%, 3/6/2045	229,000	213,957
4.11%, 3/1/2046	258,000	261,457
Hess Corp.:
5.60%, 2/15/2041	390,000	396,493
5.80%, 4/1/2047	262,000	275,710
6.00%, 1/15/2040	86,000	89,469
7.13%, 3/15/2033	37,000	42,477
7.30%, 8/15/2031	110,000	127,146
7.88%, 10/1/2029	125,000	151,321
Husky Energy, Inc. 6.80%, 9/15/2037	130,000	160,177
Kerr-McGee Corp. 7.88%, 9/15/2031	398,000	499,287
Marathon Oil Corp.:
5.20%, 6/1/2045 (a)	101,000	105,498
6.60%, 10/1/2037	337,000	397,923
6.80%, 3/15/2032 (a)	113,000	133,268
Marathon Petroleum Corp.:
4.75%, 9/15/2044	205,000	198,155
6.50%, 3/1/2041	251,000	294,654
Security Description	Principal Amount	Value
Noble Energy, Inc.:
4.95%, 8/15/2047	$ 87,000	$ 83,666
5.05%, 11/15/2044	247,000	238,856
5.25%, 11/15/2043	173,000	171,692
6.00%, 3/1/2041	310,000	332,311
Occidental Petroleum Corp.:
4.10%, 2/15/2047	148,000	143,320
4.20%, 3/15/2048	350,000	345,180
4.40%, 4/15/2046	114,000	115,285
4.63%, 6/15/2045	145,000	150,960
Petro-Canada:
5.35%, 7/15/2033	51,000	55,013
5.95%, 5/15/2035	156,000	180,426
6.80%, 5/15/2038	225,000	285,145
Phillips 66:
4.65%, 11/15/2034	168,000	169,863
4.88%, 11/15/2044	317,000	328,507
5.88%, 5/1/2042	526,000	610,439
Shell International Finance B.V.:
3.63%, 8/21/2042	94,000	86,894
3.75%, 9/12/2046	168,000	157,567
4.00%, 5/10/2046	420,000	409,760
4.13%, 5/11/2035	367,000	371,646
4.38%, 5/11/2045	674,000	696,646
4.55%, 8/12/2043	183,000	193,177
5.50%, 3/25/2040	343,000	404,627
6.38%, 12/15/2038	410,000	529,642
Suncor Energy, Inc.:
4.00%, 11/15/2047	126,000	118,318
5.95%, 12/1/2034	200,000	231,624
6.50%, 6/15/2038	114,000	140,980
6.85%, 6/1/2039	114,000	145,831
7.15%, 2/1/2032	100,000	125,267
Valero Energy Corp.:
4.90%, 3/15/2045	110,000	112,228
6.63%, 6/15/2037	204,000	246,612
7.50%, 4/15/2032	194,000	245,922
10.50%, 3/15/2039	51,000	80,864
XTO Energy, Inc. 6.75%, 8/1/2037	162,000	216,366
		19,849,243
OIL & GAS SERVICES — 0.7%
Baker Hughes a GE Co. LLC 5.13%, 9/15/2040	298,000	313,526
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 4.08%, 12/15/2047	207,000	187,012
Halliburton Co.:
4.50%, 11/15/2041	56,000	54,957
4.85%, 11/15/2035	382,000	399,270
5.00%, 11/15/2045	405,000	431,657
6.70%, 9/15/2038	371,000	462,125
7.45%, 9/15/2039	133,000	178,396
National Oilwell Varco, Inc. 3.95%, 12/1/2042	219,000	189,842
		2,216,785

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
PACKAGING & CONTAINERS — 0.1%
Sonoco Products Co. 5.75%, 11/1/2040	$ 89,000	$ 97,317
WestRock MWV LLC 7.95%, 2/15/2031	146,000	188,598
		285,915
PHARMACEUTICALS — 6.2%
AbbVie, Inc.:
4.25%, 11/14/2028	635,000	627,666
4.30%, 5/14/2036	357,000	334,909
4.40%, 11/6/2042	314,000	290,409
4.45%, 5/14/2046	280,000	257,967
4.50%, 5/14/2035	403,000	387,617
4.70%, 5/14/2045	728,000	700,125
4.88%, 11/14/2048	500,000	492,785
Allergan Finance LLC 4.63%, 10/1/2042	195,000	184,417
Allergan Funding SCS:
4.55%, 3/15/2035 (a)	573,000	555,793
4.75%, 3/15/2045	318,000	309,964
4.85%, 6/15/2044	174,000	171,653
AmerisourceBergen Corp. 4.30%, 12/15/2047	164,000	148,312
AstraZeneca PLC:
4.00%, 1/17/2029	175,000	172,366
4.00%, 9/18/2042	296,000	274,910
4.38%, 11/16/2045	122,000	119,855
4.38%, 8/17/2048	250,000	242,480
6.45%, 9/15/2037	469,000	587,437
Bristol-Myers Squibb Co. 3.25%, 8/1/2042	300,000	259,737
Cardinal Health, Inc.:
4.37%, 6/15/2047 (a)	137,000	122,183
4.60%, 3/15/2043	139,000	126,503
4.90%, 9/15/2045	66,000	62,623
CVS Health Corp.:
4.78%, 3/25/2038	724,000	721,835
4.88%, 7/20/2035	248,000	249,803
5.05%, 3/25/2048	1,427,000	1,457,738
5.13%, 7/20/2045	924,000	947,017
5.30%, 12/5/2043	436,000	456,684
6.13%, 9/15/2039	38,000	43,667
Eli Lilly & Co.:
3.70%, 3/1/2045	150,000	141,957
3.95%, 5/15/2047	198,000	196,184
5.55%, 3/15/2037	230,000	272,453
Express Scripts Holding Co.:
4.80%, 7/15/2046	116,000	113,143
6.13%, 11/15/2041	293,000	333,323
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	100,000	99,729
5.38%, 4/15/2034	226,000	259,229
6.38%, 5/15/2038	495,000	635,912
Johnson & Johnson:
3.40%, 1/15/2038	5,000	4,657
3.50%, 1/15/2048	116,000	106,399
Security Description	Principal Amount	Value
3.55%, 3/1/2036	$ 170,000	$ 162,299
3.63%, 3/3/2037	201,000	193,318
3.70%, 3/1/2046	276,000	262,777
3.75%, 3/3/2047	138,000	132,316
4.50%, 9/1/2040	351,000	375,394
4.50%, 12/5/2043	30,000	32,158
4.85%, 5/15/2041	138,000	153,564
4.95%, 5/15/2033	236,000	266,040
5.85%, 7/15/2038	219,000	274,374
5.95%, 8/15/2037	313,000	391,679
6.95%, 9/1/2029	73,000	94,485
McKesson Corp. 6.00%, 3/1/2041	150,000	171,256
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	121,000	123,506
5.90%, 11/1/2039	135,000	160,646
Merck & Co., Inc.:
3.60%, 9/15/2042	300,000	282,708
3.70%, 2/10/2045	303,000	289,632
4.15%, 5/18/2043	468,000	476,906
Merck Sharp & Dohme Corp. 5.75%, 11/15/2036	127,000	150,793
Mylan NV 5.25%, 6/15/2046	197,000	184,490
Mylan, Inc. 5.20%, 4/15/2048 (b)	173,000	160,568
Novartis Capital Corp.:
3.70%, 9/21/2042	224,000	214,193
4.00%, 11/20/2045	178,000	178,536
4.40%, 5/6/2044	374,000	397,955
Perrigo Finance Unlimited Co. 4.90%, 12/15/2044	176,000	158,868
Pfizer, Inc.:
4.00%, 12/15/2036	138,000	136,581
4.10%, 9/15/2038	200,000	199,406
4.13%, 12/15/2046	177,000	175,503
4.20%, 9/15/2048	165,000	165,866
4.30%, 6/15/2043	319,000	322,273
4.40%, 5/15/2044	104,000	106,740
7.20%, 3/15/2039	612,000	843,673
Pharmacia LLC 6.60%, 12/1/2028	40,000	48,592
Wyeth LLC:
5.95%, 4/1/2037	200,000	242,340
6.00%, 2/15/2036	396,000	481,310
6.50%, 2/1/2034	248,000	310,203
Zoetis, Inc.:
3.95%, 9/12/2047	116,000	105,676
4.45%, 8/20/2048	100,000	99,186
4.70%, 2/1/2043	205,000	210,061
		21,205,312
PIPELINES — 5.1%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 5.20%, 12/1/2047	321,000	318,134
Buckeye Partners L.P. 5.60%, 10/15/2044	137,000	127,518

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	$ 73,000	$ 81,280
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	51,000	64,499
Enable Midstream Partners L.P. 5.00%, 5/15/2044	103,000	92,616
Enbridge Energy Partners L.P.:
7.38%, 10/15/2045	150,000	198,663
Series B, 7.50%, 4/15/2038	51,000	65,649
Enbridge, Inc.:
4.50%, 6/10/2044	251,000	243,224
5.50%, 12/1/2046	196,000	219,201
Energy Transfer L.P. 6.05%, 6/1/2041	245,000	257,088
Energy Transfer Partners L.P.:
4.90%, 3/15/2035	250,000	234,910
5.15%, 3/15/2045	176,000	166,753
5.30%, 4/15/2047	251,000	243,365
6.13%, 12/15/2045	225,000	238,520
6.50%, 2/1/2042	212,000	233,342
6.63%, 10/15/2036	219,000	244,172
Enterprise Products Operating LLC:
4.25%, 2/15/2048	125,000	117,539
4.45%, 2/15/2043	338,000	327,509
4.85%, 8/15/2042	180,000	184,099
4.90%, 5/15/2046	114,000	117,689
4.95%, 10/15/2054	295,000	295,053
5.10%, 2/15/2045	272,000	286,797
5.70%, 2/15/2042	187,000	211,168
6.13%, 10/15/2039	153,000	178,387
6.45%, 9/1/2040	205,000	249,212
Series D, 6.88%, 3/1/2033	32,000	39,601
Series H, 6.65%, 10/15/2034	211,000	255,658
EQT Midstream Partners L.P. Series 30Y, 6.50%, 7/15/2048	150,000	159,267
Kinder Morgan Energy Partners L.P.:
4.70%, 11/1/2042	126,000	117,804
5.00%, 8/15/2042	275,000	269,409
5.00%, 3/1/2043	187,000	182,306
5.40%, 9/1/2044	164,000	167,798
5.50%, 3/1/2044	214,000	221,828
5.63%, 9/1/2041	201,000	207,434
6.38%, 3/1/2041	51,000	57,701
6.50%, 2/1/2037	251,000	280,974
6.50%, 9/1/2039	220,000	249,130
7.30%, 8/15/2033	238,000	284,053
7.40%, 3/15/2031	159,000	187,879
7.50%, 11/15/2040	10,000	12,422
Series MTN, 6.95%, 1/15/2038	100,000	120,935
Kinder Morgan, Inc.:
5.05%, 2/15/2046	148,000	147,421
5.20%, 3/1/2048 (a)	50,000	51,002
5.55%, 6/1/2045	233,000	246,763
Series GMTN, 7.80%, 8/1/2031	60,000	74,674
Magellan Midstream Partners L.P.:
4.20%, 12/1/2042	51,000	45,999
4.20%, 10/3/2047	107,000	98,365
Security Description	Principal Amount	Value
4.25%, 9/15/2046	$ 52,000	$ 48,708
5.15%, 10/15/2043	150,000	156,453
MPLX L.P.:
4.50%, 4/15/2038	282,000	265,373
4.70%, 4/15/2048	297,000	277,986
4.90%, 4/15/2058	75,000	68,198
5.20%, 3/1/2047	346,000	346,734
ONEOK Partners L.P.:
6.13%, 2/1/2041	251,000	276,574
6.65%, 10/1/2036	73,000	85,412
6.85%, 10/15/2037	230,000	273,900
ONEOK, Inc.:
4.95%, 7/13/2047	87,000	86,196
5.20%, 7/15/2048	200,000	204,320
6.00%, 6/15/2035	202,000	220,255
Phillips 66 Partners L.P.:
4.68%, 2/15/2045	236,000	223,730
4.90%, 10/1/2046	37,000	36,172
Plains All American Pipeline L.P./PAA Finance Corp.:
4.30%, 1/31/2043	20,000	17,070
4.70%, 6/15/2044	356,000	321,856
4.90%, 2/15/2045	1,000	930
5.15%, 6/1/2042	266,000	250,931
6.65%, 1/15/2037	131,000	145,215
Spectra Energy Partners L.P. 5.95%, 9/25/2043	191,000	215,664
Sunoco Logistics Partners Operations L.P.:
5.30%, 4/1/2044	181,000	173,713
5.35%, 5/15/2045	230,000	224,436
5.40%, 10/1/2047	178,000	174,899
6.85%, 2/15/2040	81,000	89,678
Tennessee Gas Pipeline Co. LLC:
7.00%, 10/15/2028	10,000	11,731
7.63%, 4/1/2037	237,000	292,840
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	201,000	244,832
TransCanada PipeLines, Ltd.:
4.63%, 3/1/2034	138,000	138,599
5.00%, 10/16/2043	118,000	121,880
5.60%, 3/31/2034	234,000	257,131
5.85%, 3/15/2036	213,000	240,349
6.20%, 10/15/2037	592,000	688,774
7.25%, 8/15/2038	161,000	206,663
7.63%, 1/15/2039	266,000	354,261
Transcontinental Gas Pipe Line Co. LLC:
4.45%, 8/1/2042	134,000	127,732
4.60%, 3/15/2048	166,000	161,521
5.40%, 8/15/2041	77,000	82,571
Western Gas Partners L.P.:
5.30%, 3/1/2048	255,000	234,595
5.45%, 4/1/2044	267,000	251,482
5.50%, 8/15/2048	60,000	56,843
Williams Cos., Inc.:
4.85%, 3/1/2048	82,000	79,176

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.90%, 1/15/2045	$ 280,000	$ 271,743
5.10%, 9/15/2045	150,000	150,620
5.40%, 3/4/2044	20,000	20,594
5.75%, 6/24/2044	135,000	144,309
6.30%, 4/15/2040	457,000	517,617
		17,315,076
REAL ESTATE — 0.0% (e)
Prologis L.P. 4.38%, 9/15/2048	50,000	50,438
REAL ESTATE INVESTMENT TRUSTS — 0.8%
Alexandria Real Estate Equities, Inc. 4.50%, 7/30/2029	50,000	49,766
AvalonBay Communities, Inc.:
Series MTN, 4.15%, 7/1/2047	52,000	49,845
Series MTN, 4.35%, 4/15/2048	150,000	148,869
Crown Castle International Corp. 4.75%, 5/15/2047	130,000	123,477
ERP Operating L.P.:
4.00%, 8/1/2047	37,000	34,570
4.50%, 7/1/2044	133,000	133,974
4.50%, 6/1/2045	37,000	37,137
Essex Portfolio L.P. 4.50%, 3/15/2048	100,000	97,477
Federal Realty Investment Trust 4.50%, 12/1/2044	126,000	125,694
HCP, Inc. 6.75%, 2/1/2041	30,000	36,962
Hospitality Properties Trust 4.38%, 2/15/2030	105,000	96,308
Kilroy Realty L.P. 4.25%, 8/15/2029	58,000	56,338
Kimco Realty Corp.:
4.13%, 12/1/2046	37,000	32,147
4.25%, 4/1/2045	25,000	22,312
4.45%, 9/1/2047	187,000	171,127
National Retail Properties, Inc. 4.80%, 10/15/2048	60,000	60,310
Realty Income Corp. 4.65%, 3/15/2047	152,000	153,173
Regency Centers L.P. 4.40%, 2/1/2047	52,000	49,054
Simon Property Group L.P.:
4.25%, 10/1/2044	48,000	46,962
4.25%, 11/30/2046	174,000	169,288
4.75%, 3/15/2042	15,000	15,727
6.75%, 2/1/2040	242,000	312,487
Ventas Realty L.P.:
4.38%, 2/1/2045	51,000	46,247
4.40%, 1/15/2029	150,000	148,936
5.70%, 9/30/2043	51,000	55,900
Welltower, Inc.:
4.95%, 9/1/2048	100,000	99,293
6.50%, 3/15/2041	100,000	118,763
Security Description	Principal Amount	Value
Weyerhaeuser Co. 7.38%, 3/15/2032	$ 185,000	$ 233,845
		2,725,988
RETAIL — 3.4%
Bed Bath & Beyond, Inc.:
4.92%, 8/1/2034 (a)	250,000	185,715
5.17%, 8/1/2044	349,000	247,479
Darden Restaurants, Inc. 4.55%, 2/15/2048	57,000	53,238
Home Depot, Inc.:
3.50%, 9/15/2056	246,000	213,936
4.20%, 4/1/2043	160,000	160,962
4.25%, 4/1/2046	320,000	326,083
4.40%, 3/15/2045	204,000	212,286
4.88%, 2/15/2044	155,000	170,849
5.40%, 9/15/2040	250,000	292,232
5.88%, 12/16/2036	517,000	629,685
5.95%, 4/1/2041	328,000	408,691
Kohl's Corp. 5.55%, 7/17/2045	155,000	149,329
Lowe's Cos., Inc.:
3.70%, 4/15/2046	251,000	229,103
4.05%, 5/3/2047	276,000	265,272
4.25%, 9/15/2044	236,000	232,939
4.65%, 4/15/2042	200,000	209,110
5.50%, 10/15/2035	224,000	256,431
Macy's Retail Holdings, Inc.:
4.50%, 12/15/2034	250,000	204,990
6.90%, 4/1/2029	123,000	130,754
McDonald's Corp.:
Series MTN, 3.63%, 5/1/2043	113,000	97,604
Series MTN, 3.70%, 2/15/2042	100,000	87,760
Series MTN, 4.45%, 3/1/2047	185,000	180,984
Series MTN, 4.45%, 9/1/2048	50,000	49,137
Series MTN, 4.60%, 5/26/2045	373,000	372,925
Series MTN, 4.88%, 7/15/2040	187,000	193,747
Series MTN, 4.88%, 12/9/2045	114,000	119,036
Series MTN, 6.30%, 10/15/2037	201,000	242,311
Series MTN, 6.30%, 3/1/2038	341,000	410,912
Nordstrom, Inc. 5.00%, 1/15/2044	251,000	231,101
QVC, Inc. 5.45%, 8/15/2034	124,000	110,684
Starbucks Corp.:
3.75%, 12/1/2047	205,000	177,721
4.30%, 6/15/2045	68,000	64,306
4.50%, 11/15/2048	135,000	132,315
Target Corp.:
3.63%, 4/15/2046	170,000	153,687
3.90%, 11/15/2047	318,000	299,769
4.00%, 7/1/2042	303,000	293,295
6.50%, 10/15/2037	135,000	171,986
Walgreen Co. 4.40%, 9/15/2042	240,000	219,742
Walgreens Boots Alliance, Inc.:
4.50%, 11/18/2034	196,000	192,829
4.65%, 6/1/2046	35,000	33,393

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.80%, 11/18/2044	$ 160,000	$ 155,126
Walmart, Inc.:
3.63%, 12/15/2047	150,000	140,310
3.95%, 6/28/2038	205,000	204,621
4.00%, 4/11/2043	369,000	364,989
4.05%, 6/29/2048	535,000	535,053
4.30%, 4/22/2044	593,000	612,142
4.88%, 7/8/2040	300,000	333,636
5.25%, 9/1/2035	310,000	356,928
5.63%, 4/1/2040	122,000	148,282
5.63%, 4/15/2041	25,000	30,685
6.20%, 4/15/2038	240,000	307,978
6.50%, 8/15/2037	12,000	15,805
7.55%, 2/15/2030	15,000	20,098
		11,639,981
SEMICONDUCTORS — 1.0%
Analog Devices, Inc. 5.30%, 12/15/2045 (a)	103,000	109,904
Applied Materials, Inc.:
4.35%, 4/1/2047	119,000	118,632
5.10%, 10/1/2035	199,000	217,246
5.85%, 6/15/2041	121,000	144,297
Intel Corp.:
3.73%, 12/8/2047	178,000	165,284
4.00%, 12/15/2032	263,000	269,591
4.10%, 5/19/2046	240,000	237,036
4.10%, 5/11/2047	433,000	428,943
4.80%, 10/1/2041	185,000	202,076
4.90%, 7/29/2045 (a)	271,000	301,162
QUALCOMM, Inc.:
4.30%, 5/20/2047	225,000	212,094
4.65%, 5/20/2035	332,000	337,554
4.80%, 5/20/2045	238,000	240,678
Texas Instruments, Inc. 4.15%, 5/15/2048	350,000	351,407
		3,335,904
SOFTWARE — 3.4%
Activision Blizzard, Inc. 4.50%, 6/15/2047	247,000	233,514
Fidelity National Information Services, Inc.:
4.50%, 8/15/2046	175,000	166,486
Series 30Y, 4.75%, 5/15/2048	100,000	99,071
Microsoft Corp.:
3.45%, 8/8/2036	177,000	168,493
3.50%, 2/12/2035	300,000	287,880
3.50%, 11/15/2042	308,000	287,111
3.70%, 8/8/2046	673,000	645,064
3.75%, 5/1/2043	250,000	241,733
3.75%, 2/12/2045	362,000	350,706
3.95%, 8/8/2056	122,000	118,941
4.00%, 2/12/2055	519,000	511,739
4.10%, 2/6/2037	232,000	239,498
4.20%, 11/3/2035	356,000	371,312
4.45%, 11/3/2045	578,000	621,477
4.50%, 10/1/2040	160,000	171,869
Security Description	Principal Amount	Value
4.50%, 2/6/2057	$ 581,000	$ 627,637
4.75%, 11/3/2055	380,000	429,183
4.88%, 12/15/2043	245,000	277,825
5.20%, 6/1/2039	265,000	309,719
5.30%, 2/8/2041	335,000	398,332
Series 30Y, 4.25%, 2/6/2047	588,000	615,965
Oracle Corp.:
3.25%, 5/15/2030	230,000	218,300
3.85%, 7/15/2036	391,000	377,315
3.90%, 5/15/2035	222,000	216,004
4.00%, 7/15/2046	423,000	403,005
4.00%, 11/15/2047	141,000	134,336
4.13%, 5/15/2045	589,000	572,143
4.30%, 7/8/2034	490,000	500,829
4.38%, 5/15/2055	509,000	506,073
4.50%, 7/8/2044	406,000	416,215
5.38%, 7/15/2040	391,000	446,886
6.13%, 7/8/2039	385,000	477,827
6.50%, 4/15/2038	208,000	266,872
		11,709,360
TELECOMMUNICATIONS — 7.7%
America Movil SAB de CV:
4.38%, 7/16/2042	418,000	407,876
6.13%, 3/30/2040	311,000	365,755
6.38%, 3/1/2035	107,000	126,441
AT&T, Inc.:
4.30%, 2/15/2030 (b)	335,000	322,736
4.30%, 12/15/2042	424,000	367,646
4.35%, 6/15/2045	857,000	737,431
4.50%, 5/15/2035	246,000	229,656
4.50%, 3/9/2048	482,000	421,552
4.55%, 3/9/2049	614,000	539,006
4.75%, 5/15/2046	677,000	617,884
4.80%, 6/15/2044	507,000	467,201
5.15%, 3/15/2042	481,000	464,232
5.15%, 11/15/2046 (b)	403,000	385,619
5.15%, 2/15/2050 (b)	155,000	146,895
5.25%, 3/1/2037	211,000	210,097
5.35%, 9/1/2040	497,000	492,477
5.45%, 3/1/2047	502,000	501,814
5.55%, 8/15/2041	287,000	289,440
5.65%, 2/15/2047 (a)	441,000	453,608
5.70%, 3/1/2057	388,000	394,193
6.15%, 9/15/2034	269,000	293,269
6.30%, 1/15/2038	197,000	216,172
6.35%, 3/15/2040	317,000	349,356
6.38%, 3/1/2041	155,000	170,889
6.50%, 9/1/2037	185,000	207,008
6.55%, 2/15/2039	100,000	113,141
AT&T, Inc. 4.90%, 8/15/2037 (b)	158,000	150,961
Bell Canada, Inc. 4.46%, 4/1/2048	165,000	161,886
British Telecommunications PLC 9.63%, 12/15/2030	476,000	677,334
Cisco Systems, Inc.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 1/15/2040	$ 421,000	$ 501,756
5.90%, 2/15/2039	423,000	525,624
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	629,000	850,339
9.25%, 6/1/2032	86,000	124,538
Juniper Networks, Inc. 5.95%, 3/15/2041	226,000	225,794
Koninklijke KPN NV 8.38%, 10/1/2030	136,000	176,017
Motorola Solutions, Inc. 5.50%, 9/1/2044	125,000	117,464
Orange SA:
5.38%, 1/13/2042	178,000	195,716
5.50%, 2/6/2044	140,000	157,423
9.00%, 3/1/2031	503,000	712,545
Rogers Communications, Inc.:
4.30%, 2/15/2048	251,000	241,437
4.50%, 3/15/2043	133,000	129,351
5.00%, 3/15/2044	202,000	211,433
5.45%, 10/1/2043	210,000	229,083
Telefonica Emisiones SAU:
4.67%, 3/6/2038	100,000	94,304
4.90%, 3/6/2048	155,000	144,917
5.21%, 3/8/2047	325,000	318,159
7.05%, 6/20/2036	480,000	577,805
Telefonica Europe B.V. 8.25%, 9/15/2030	711,000	913,486
TELUS Corp. 4.60%, 11/16/2048	200,000	199,420
Verizon Communications, Inc.:
3.85%, 11/1/2042	234,000	202,473
4.13%, 8/15/2046	429,000	384,929
4.27%, 1/15/2036	348,000	331,752
4.33%, 9/21/2028 (b)	1,308,000	1,314,605
4.40%, 11/1/2034	283,000	275,738
4.50%, 8/10/2033	132,000	130,948
4.52%, 9/15/2048	782,000	742,931
4.75%, 11/1/2041	206,000	203,143
4.81%, 3/15/2039	188,000	189,733
5.01%, 8/21/2054	1,500,000	1,503,750
5.25%, 3/16/2037	595,000	634,437
5.50%, 3/16/2047	548,000	597,676
5.85%, 9/15/2035	300,000	334,071
6.40%, 2/15/2038	200,000	236,586
6.55%, 9/15/2043	533,000	645,356
Vodafone Group PLC:
4.38%, 2/19/2043	382,000	342,337
5.00%, 5/30/2038	265,000	262,321
5.25%, 5/30/2048	530,000	531,283
6.15%, 2/27/2037	212,000	234,370
6.25%, 11/30/2032	221,000	246,165
7.88%, 2/15/2030	139,000	172,374
		26,445,164
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
Security Description	Principal Amount	Value
5.10%, 5/15/2044	$ 51,000	$ 48,287
6.35%, 3/15/2040	177,000	192,291
		240,578
TRANSPORTATION — 3.3%
Burlington Northern Santa Fe LLC:
4.05%, 6/15/2048	64,000	62,160
4.13%, 6/15/2047	250,000	245,590
4.15%, 4/1/2045	298,000	293,166
4.15%, 12/15/2048	340,000	335,485
4.40%, 3/15/2042	301,000	306,945
4.55%, 9/1/2044	133,000	138,622
4.70%, 9/1/2045	89,000	94,267
4.90%, 4/1/2044	303,000	328,349
5.15%, 9/1/2043	114,000	127,469
5.40%, 6/1/2041	150,000	171,643
5.75%, 5/1/2040	15,000	17,863
6.15%, 5/1/2037	220,000	270,477
6.20%, 8/15/2036	232,000	284,959
Canadian National Railway Co.:
3.20%, 8/2/2046	130,000	111,259
3.65%, 2/3/2048	100,000	91,863
6.20%, 6/1/2036	57,000	70,518
6.25%, 8/1/2034	201,000	248,289
6.38%, 11/15/2037	10,000	12,688
Canadian Pacific Railway Co.:
5.75%, 3/15/2033	30,000	33,937
5.75%, 1/15/2042	61,000	69,896
5.95%, 5/15/2037	184,000	218,033
6.13%, 9/15/2115	248,000	292,504
7.13%, 10/15/2031	25,000	31,430
CSX Corp.:
4.10%, 3/15/2044	132,000	125,145
4.25%, 11/1/2066	238,000	214,574
4.30%, 3/1/2048	150,000	146,020
4.40%, 3/1/2043	76,000	74,788
4.50%, 8/1/2054	112,000	108,737
4.65%, 3/1/2068	100,000	96,563
4.75%, 5/30/2042	2,000	2,062
5.50%, 4/15/2041	11,000	12,357
6.00%, 10/1/2036	229,000	270,893
6.15%, 5/1/2037	198,000	236,697
6.22%, 4/30/2040	225,000	274,135
FedEx Corp.:
3.88%, 8/1/2042	194,000	172,967
4.10%, 2/1/2045	138,000	125,692
4.40%, 1/15/2047	146,000	139,358
4.55%, 4/1/2046	250,000	243,925
4.75%, 11/15/2045	254,000	253,825
4.90%, 1/15/2034	272,000	287,893
5.10%, 1/15/2044	210,000	218,805
Kansas City Southern:
4.70%, 5/1/2048	150,000	149,247
4.95%, 8/15/2045	165,000	169,212
Norfolk Southern Corp.:
3.94%, 11/1/2047	166,000	154,239
3.95%, 10/1/2042	37,000	34,629
4.05%, 8/15/2052	105,000	98,408

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.15%, 2/28/2048	$ 225,000	$ 217,415
4.45%, 6/15/2045	200,000	200,426
4.65%, 1/15/2046	280,000	288,688
4.84%, 10/1/2041	187,000	196,653
5.10%, 8/1/2118	180,000	177,523
Union Pacific Corp.:
3.60%, 9/15/2037	252,000	231,349
3.80%, 10/1/2051	131,000	116,396
4.00%, 4/15/2047 (a)	149,000	141,030
4.05%, 11/15/2045	49,000	46,254
4.05%, 3/1/2046	321,000	302,973
4.10%, 9/15/2067	52,000	45,433
4.15%, 1/15/2045	270,000	258,790
4.25%, 4/15/2043	10,000	9,752
4.38%, 11/15/2065	164,000	151,933
4.50%, 9/10/2048	160,000	163,042
4.75%, 9/15/2041	150,000	156,088
4.80%, 9/10/2058	200,000	206,248
4.82%, 2/1/2044	37,000	38,974
6.63%, 2/1/2029	25,000	30,080
United Parcel Service, Inc.:
3.40%, 11/15/2046	220,000	191,609
3.63%, 10/1/2042	152,000	138,919
4.88%, 11/15/2040	206,000	224,381
6.20%, 1/15/2038	222,000	279,025
		11,280,564
TRUCKING & LEASING — 0.0% (e)
GATX Corp. 5.20%, 3/15/2044 (a)	116,000	119,660
WATER — 0.3%
American Water Capital Corp.:
3.75%, 9/1/2047	101,000	92,638
4.00%, 12/1/2046	62,000	58,691
4.20%, 9/1/2048	135,000	132,629
4.30%, 12/1/2042	228,000	225,725
4.30%, 9/1/2045	150,000	148,581
United Utilities PLC 6.88%, 8/15/2028	121,000	140,796
Veolia Environnement SA 6.75%, 6/1/2038	125,000	148,954
		948,014
TOTAL CORPORATE BONDS & NOTES (Cost $350,830,176)		335,551,686

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (f) (g)	2,081,460	$ 2,081,460
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	853,633	853,633
TOTAL SHORT-TERM INVESTMENTS (Cost $2,935,093)		2,935,093
TOTAL INVESTMENTS — 99.1% (Cost $353,765,269)		338,486,779
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		3,120,646
NET ASSETS — 100.0%		$ 341,607,425

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.8% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2018. Maturity date shown is the final maturity.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2018.
(h)	Investment of cash collateral for securities loaned.

BKNT	= Bank Notes
GMTN	= Global Medium Term Note
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$ —	$ 290,543	$—	$ 290,543
See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Aerospace & Defense	$ —	$ 7,265,274	$—	$ 7,265,274
Agriculture	—	4,864,299	—	4,864,299
Airlines	—	542,121	—	542,121
Apparel	—	439,789	—	439,789
Auto Manufacturers	—	3,213,439	—	3,213,439
Auto Parts & Equipment	—	299,710	—	299,710
Banks	—	27,911,336	—	27,911,336
Beverages	—	10,071,682	—	10,071,682
Biotechnology	—	6,248,846	—	6,248,846
Building Materials	—	1,787,476	—	1,787,476
Chemicals	—	5,654,432	—	5,654,432
Commercial Services	—	3,902,323	—	3,902,323
Computers	—	6,147,249	—	6,147,249
Cosmetics/Personal Care	—	1,553,664	—	1,553,664
Distribution & Wholesale	—	583,319	—	583,319
Diversified Financial Services	—	4,222,808	—	4,222,808
Electric	—	38,821,225	—	38,821,225
Electrical Components & Equipment	—	113,985	—	113,985
Electronics	—	1,030,052	—	1,030,052
Entertainment	—	65,240	—	65,240
Environmental Control	—	520,999	—	520,999
Food	—	6,346,049	—	6,346,049
Forest Products & Paper	—	2,243,270	—	2,243,270
Gas	—	2,711,930	—	2,711,930
Hand & Machine Tools	—	131,360	—	131,360
Health Care Products	—	5,522,100	—	5,522,100
Health Care Services	—	11,820,106	—	11,820,106
Home Furnishings	—	197,025	—	197,025
Household Products & Wares	—	437,493	—	437,493
Housewares	—	412,814	—	412,814
Insurance	—	13,656,473	—	13,656,473
Internet	—	3,443,981	—	3,443,981
Iron/Steel	—	2,302,320	—	2,302,320
Leisure Time	—	47,570	—	47,570
Machinery, Construction & Mining	—	1,049,330	—	1,049,330
Machinery-Diversified	—	808,424	—	808,424
Media	—	18,547,610	—	18,547,610
Metal Fabricate & Hardware	—	426,045	—	426,045
Mining	—	4,328,344	—	4,328,344
Miscellaneous Manufacturer	—	6,054,007	—	6,054,007
Office & Business Equipment	—	147,642	—	147,642
Oil & Gas	—	19,849,243	—	19,849,243
Oil & Gas Services	—	2,216,785	—	2,216,785
Packaging & Containers	—	285,915	—	285,915
Pharmaceuticals	—	21,205,312	—	21,205,312
Pipelines	—	17,315,076	—	17,315,076
Real Estate	—	50,438	—	50,438
Real Estate Investment Trusts	—	2,725,988	—	2,725,988
Retail	—	11,639,981	—	11,639,981
Semiconductors	—	3,335,904	—	3,335,904
Software	—	11,709,360	—	11,709,360
Telecommunications	—	26,445,164	—	26,445,164
Toys/Games/Hobbies	—	240,578	—	240,578
Transportation	—	11,280,564	—	11,280,564
See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Trucking & Leasing	$ —	$ 119,660	$—	$ 119,660
Water	—	948,014	—	948,014
Short-Term Investments	2,935,093	—	—	2,935,093
TOTAL INVESTMENTS	$2,935,093	$335,551,686	$—	$338,486,779
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	106,469	$106,469	$ 8,224,429	$6,249,438	$—	$—	2,081,460	$2,081,460	$2,938	$—
State Street Navigator Securities Lending Government Money Market Portfolio	581,483	581,483	2,165,308	1,893,158	—	—	853,633	853,633	1,163	—
Total		$687,952	$10,389,737	$8,142,596	$—	$—		$2,935,093	$4,101	$—
See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM TREASURY ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.0%
Treasury Bonds:
2.25%, 8/15/2046	$ 35,292,900	$ 29,143,493
2.50%, 2/15/2045	36,639,500	32,089,861
2.50%, 2/15/2046	35,500,800	30,990,245
2.50%, 5/15/2046	34,143,700	29,782,374
2.75%, 8/15/2042	20,746,200	19,214,413
2.75%, 11/15/2042	26,123,700	24,176,492
2.75%, 8/15/2047	34,570,000	31,665,512
2.75%, 11/15/2047	37,089,500	33,964,496
2.88%, 5/15/2043	36,450,700	34,465,322
2.88%, 8/15/2045	40,455,500	38,091,723
2.88%, 11/15/2046	34,972,600	32,893,836
3.00%, 5/15/2042	11,301,200	10,945,899
3.00%, 11/15/2044	36,221,200	34,962,125
3.00%, 5/15/2045	36,072,200	34,806,335
3.00%, 11/15/2045	37,338,000	36,017,120
3.00%, 2/15/2047	34,567,600	33,316,829
3.00%, 5/15/2047	35,162,900	33,874,232
3.00%, 2/15/2048	36,108,700	34,761,480
3.00%, 8/15/2048	33,598,100	32,340,517
3.13%, 11/15/2041	12,518,300	12,393,811
3.13%, 2/15/2042	15,387,800	15,230,509
3.13%, 2/15/2043	26,654,100	26,333,956
3.13%, 8/15/2044	39,752,600	39,250,973
3.13%, 5/15/2048	38,482,600	37,980,147
3.38%, 5/15/2044	40,438,100	41,696,046
3.50%, 2/15/2039	11,125,000	11,721,517
3.63%, 8/15/2043	28,787,000	30,889,400
3.63%, 2/15/2044	36,165,500	38,848,572
3.75%, 8/15/2041	13,824,500	15,088,418
3.75%, 11/15/2043	36,247,200	39,692,653
3.88%, 8/15/2040	13,506,000	14,994,852
4.25%, 5/15/2039	10,295,400	12,007,474
4.25%, 11/15/2040	14,119,800	16,521,852
4.38%, 2/15/2038	10,081,200	11,897,655
4.38%, 11/15/2039	11,474,500	13,618,071
4.38%, 5/15/2040	17,231,900	20,474,430
Security Description	Principal Amount	Value
4.38%, 5/15/2041	$ 10,597,000	$ 12,631,706
4.50%, 2/15/2036	13,857,800	16,444,164
4.50%, 5/15/2038	7,353,300	8,823,828
4.50%, 8/15/2039	12,088,400	14,565,574
4.63%, 2/15/2040	19,641,200	24,086,878
4.75%, 2/15/2037	5,756,700	7,071,492
4.75%, 2/15/2041	17,002,700	21,274,853
5.00%, 5/15/2037	4,983,900	6,307,832
5.25%, 11/15/2028	9,057,800	10,773,943
5.25%, 2/15/2029	4,696,400	5,606,672
5.38%, 2/15/2031	12,040,900	14,880,317
6.13%, 8/15/2029	4,622,000	5,923,703
6.25%, 5/15/2030	6,789,500	8,892,388
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,221,460,203)		1,143,425,990

	Shares
SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (b) (c) (Cost $357,069)	357,069	357,069
TOTAL INVESTMENTS — 99.0% (Cost $1,221,817,272)		1,143,783,059
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		11,982,996
NET ASSETS — 100.0%		$ 1,155,766,055

(a)	Amount is less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$1,143,425,990	$—	$1,143,425,990
Short-Term Investment	357,069	—	—	357,069
TOTAL INVESTMENTS	$357,069	$1,143,425,990	$—	$1,143,783,059
See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM TREASURY ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	359,364	$ 359,364	$13,201,572	$13,203,867	$—	$—	357,069	$357,069	$12,164	$—
State Street Navigator Securities Lending Government Money Market Portfolio	26,838,448	26,838,448	13,126,143	39,964,591	—	—	—	—	5,004	—
Total		$27,197,812	$26,327,715	$53,168,458	$—	$—		$357,069	$17,168	$—
See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.9%
ADVERTISING — 0.2%
Interpublic Group of Cos., Inc.:
3.50%, 10/1/2020 (a)	$ 2,500,000	$ 2,500,525
3.75%, 10/1/2021	1,625,000	1,627,210
Omnicom Group, Inc./Omnicom Capital, Inc.:
4.45%, 8/15/2020	3,710,000	3,786,537
6.25%, 7/15/2019 (a)	2,533,000	2,595,135
		10,509,407
AEROSPACE & DEFENSE — 1.7%
Boeing Capital Corp. 4.70%, 10/27/2019	148,000	150,868
Boeing Co 8.75%, 8/15/2021	18,000	20,736
Boeing Co.:
1.65%, 10/30/2020	285,000	277,123
4.88%, 2/15/2020	4,166,000	4,270,900
General Dynamics Corp.:
2.88%, 5/11/2020	10,950,000	10,923,829
3.00%, 5/11/2021	9,555,000	9,503,881
Harris Corp. 2.70%, 4/27/2020	3,772,000	3,734,884
L3 Technologies, Inc. 4.95%, 2/15/2021	618,000	635,916
Lockheed Martin Corp.:
2.50%, 11/23/2020	7,168,000	7,067,720
4.25%, 11/15/2019	3,388,000	3,435,093
Northrop Grumman Corp.:
2.08%, 10/15/2020	5,959,000	5,825,876
3.50%, 3/15/2021	1,043,000	1,048,288
Raytheon Co.:
3.13%, 10/15/2020	5,375,000	5,374,247
4.40%, 2/15/2020	3,612,000	3,681,531
Rockwell Collins, Inc. 5.25%, 7/15/2019	1,194,000	1,215,193
United Technologies Corp.:
1.50%, 11/1/2019	2,000,000	1,967,600
1.90%, 5/4/2020	7,317,000	7,164,367
3.35%, 8/16/2021	4,640,000	4,635,314
4.50%, 4/15/2020	8,408,000	8,574,731
		79,508,097
AGRICULTURE — 1.0%
Altria Group, Inc.:
2.63%, 1/14/2020	5,694,000	5,662,171
4.75%, 5/5/2021	6,306,000	6,517,755
BAT Capital Corp. 2.30%, 8/14/2020 (b)	9,893,000	9,696,822
Bunge, Ltd. Finance Corp. 3.00%, 9/25/2022	1,429,000	1,361,176
Philip Morris International, Inc.:
1.88%, 11/1/2019	2,899,000	2,866,328
1.88%, 2/25/2021	4,138,000	4,003,846
2.00%, 2/21/2020	3,428,000	3,382,202
Security Description	Principal Amount	Value
4.50%, 3/26/2020	$ 5,003,000	$ 5,104,561
Reynolds American, Inc.:
3.25%, 6/12/2020	3,749,000	3,741,839
6.88%, 5/1/2020	2,788,000	2,937,158
		45,273,858
AIRLINES — 0.4%
Continental Airlines 2009-2 Pass Through Trust, Class A Series A, 7.25%, 5/10/2021	1,764,631	1,831,970
Delta Air Lines, Inc.:
2.60%, 12/4/2020	1,046,000	1,023,375
2.88%, 3/13/2020	6,620,000	6,567,768
3.40%, 4/19/2021	5,380,000	5,346,429
Southwest Airlines Co.:
2.65%, 11/5/2020	1,399,000	1,380,393
2.75%, 11/6/2019	3,126,000	3,112,527
		19,262,462
APPAREL — 0.0% (c)
Ralph Lauren Corp. 2.63%, 8/18/2020	1,759,000	1,738,367
AUTO MANUFACTURERS — 4.4%
American Honda Finance Corp.:
Series A, 2.15%, 3/13/2020	757,000	747,182
Series GMTN, 2.65%, 2/12/2021	3,940,000	3,892,720
Series GMTN, 3.00%, 6/16/2020	3,305,000	3,299,613
Series MTN, 1.65%, 7/12/2021	722,000	692,102
Series MTN, 1.95%, 7/20/2020 (a)	3,509,000	3,439,066
Series MTN, 2.00%, 11/13/2019	3,469,000	3,433,755
Series MTN, 2.00%, 2/14/2020	3,470,000	3,424,508
Series MTN, 2.45%, 9/24/2020	3,782,000	3,734,649
Ford Motor Credit Co. LLC:
2.34%, 11/2/2020	6,463,000	6,279,386
2.43%, 6/12/2020	4,888,000	4,785,596
2.46%, 3/27/2020	3,909,000	3,843,016
2.60%, 11/4/2019	3,734,000	3,700,693
2.68%, 1/9/2020	4,091,000	4,048,208
3.16%, 8/4/2020	3,129,000	3,097,428
3.20%, 1/15/2021	15,267,000	15,027,003
3.34%, 3/18/2021	7,669,000	7,556,496
3.47%, 4/5/2021	4,505,000	4,445,759
3.81%, 10/12/2021	6,990,000	6,929,467
5.75%, 2/1/2021	546,000	566,655
5.88%, 8/2/2021	1,300,000	1,359,893
8.13%, 1/15/2020	4,092,000	4,321,970
General Motors Financial Co., Inc.:
2.35%, 10/4/2019 (a)	1,537,000	1,526,425
2.45%, 11/6/2020	9,622,000	9,420,515

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.65%, 4/13/2020	$ 3,680,000	$ 3,641,323
3.15%, 1/15/2020	5,178,000	5,175,513
3.20%, 7/13/2020	4,761,000	4,745,289
3.20%, 7/6/2021	11,535,000	11,371,790
3.45%, 1/14/2022	4,200,000	4,139,562
3.55%, 4/9/2021	3,695,000	3,689,568
3.70%, 11/24/2020	3,474,000	3,489,251
4.20%, 3/1/2021	6,919,000	7,002,071
PACCAR Financial Corp.:
3.15%, 8/9/2021	3,300,000	3,288,714
Series MTN, 1.95%, 2/27/2020	1,674,000	1,649,175
Series MTN, 2.05%, 11/13/2020	2,783,000	2,717,293
Series MTN, 2.25%, 2/25/2021	165,000	161,038
Series MTN, 2.50%, 8/14/2020	120,000	118,721
Series MTN, 2.80%, 3/1/2021	4,473,000	4,424,826
Series MTN, 3.10%, 5/10/2021	3,580,000	3,562,172
Toyota Motor Corp. 3.18%, 7/20/2021	3,250,000	3,253,218
Toyota Motor Credit Corp.:
1.95%, 4/17/2020	3,735,000	3,677,369
Series GMTN, 1.90%, 4/8/2021	2,404,000	2,329,981
Series GMTN, 2.20%, 1/10/2020	5,098,000	5,051,761
Series MTN, 1.55%, 10/18/2019	3,712,000	3,662,482
Series MTN, 2.15%, 3/12/2020	4,027,000	3,983,146
Series MTN, 2.95%, 4/13/2021	13,868,000	13,800,740
Series MTN, 4.25%, 1/11/2021	236,000	241,551
Series MTN, 4.50%, 6/17/2020	4,176,000	4,275,932
		199,024,591
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC 3.15%, 11/19/2020	3,000,000	2,969,220
BANKS — 35.8%
Associated Banc-Corp 2.75%, 11/15/2019 (a)	400,000	398,192
Associated Bank NA Series BKNT, 3.50%, 8/13/2021	1,750,000	1,740,445
Australia & New Zealand Banking Group, Ltd.:
2.05%, 9/23/2019	3,777,000	3,746,255
3.30%, 5/17/2021	6,850,000	6,820,887
Series MTN, 2.13%, 8/19/2020 (a)	3,350,000	3,282,632
Security Description	Principal Amount	Value
Series MTN, 2.25%, 11/9/2020	$ 3,698,000	$ 3,619,196
Series MTN, 2.30%, 6/1/2021	500,000	485,025
Series MTN, 2.70%, 11/16/2020	3,805,000	3,757,742
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020	3,944,000	3,896,475
Bancolombia SA 5.95%, 6/3/2021	5,000,000	5,234,400
Bank of America Corp.:
5.88%, 1/5/2021	419,000	442,745
3 Month USD LIBOR + 0.37%, 2.74%, 1/23/2022 (d)	5,939,000	5,838,275
Series GMTN, 2.63%, 4/19/2021	10,942,000	10,757,846
Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (d)	14,820,000	14,552,203
Series L, 2.25%, 4/21/2020	7,741,000	7,635,490
Series MTN, 2.15%, 11/9/2020	10,816,000	10,574,262
Series MTN, 2.63%, 10/19/2020 (a)	9,308,000	9,197,607
Series MTN, 5.63%, 7/1/2020	7,503,000	7,808,372
Series MTN, 3 Month USD LIBOR + 0.63%, 2.33%, 10/1/2021 (d)	9,586,000	9,366,001
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (d)	12,623,000	12,614,669
Bank of Montreal:
Series D, 3.10%, 4/13/2021	5,090,000	5,068,113
Series MTN, 1.90%, 8/27/2021	7,534,000	7,235,202
Series MTN, 2.10%, 12/12/2019	3,501,000	3,465,955
Series MTN, 2.10%, 6/15/2020	7,435,000	7,311,059
Series MTN, 3.10%, 7/13/2020 (a)	5,039,000	5,041,570
Bank of New York Mellon Corp.:
3.55%, 9/23/2021	5,000,000	5,039,800
Series G, 2.15%, 2/24/2020 (a)	8,510,000	8,415,454
Series MTN, 2.05%, 5/3/2021	4,921,000	4,773,321
Series MTN, 2.45%, 11/27/2020	3,891,000	3,834,464
Series MTN, 2.50%, 4/15/2021	2,193,000	2,152,780
Series MTN, 2.60%, 8/17/2020	5,865,000	5,814,913
Series MTN, 4.15%, 2/1/2021 (a)	610,000	623,261
Series MTN, 4.60%, 1/15/2020	86,000	87,643
Bank of Nova Scotia:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.35%, 10/21/2020	$ 3,550,000	$ 3,492,632
4.38%, 1/13/2021	1,475,000	1,508,025
Series BKNT, 2.15%, 7/14/2020	6,211,000	6,108,084
Series BKNT, 2.45%, 3/22/2021	9,574,000	9,372,372
Series BKNT, 2.50%, 1/8/2021	5,424,000	5,331,521
Series BKNT, 3.13%, 4/20/2021	6,492,000	6,458,436
Barclays Bank PLC 5.14%, 10/14/2020	3,482,000	3,576,327
Barclays PLC:
2.65%, 1/11/2021	19,649,000	19,256,216
2.75%, 11/8/2019	7,535,000	7,504,408
2.88%, 6/8/2020	1,288,000	1,274,566
3.20%, 8/10/2021 (a)	3,927,000	3,854,940
3.25%, 1/12/2021	5,058,000	4,992,044
BB&T Corp.:
5.25%, 11/1/2019	1,474,000	1,507,828
Series MTN, 2.05%, 5/10/2021	586,000	566,199
Series MTN, 2.15%, 2/1/2021 (a)	3,670,000	3,574,433
Series MTN, 2.45%, 1/15/2020	6,411,000	6,361,764
Series MTN, 2.63%, 6/29/2020	5,427,000	5,377,831
Series MTN, 3.20%, 9/3/2021	7,000,000	6,967,310
BNP Paribas SA:
2.38%, 5/21/2020	4,937,000	4,869,314
Series BKNT, 5.00%, 1/15/2021	13,540,000	14,005,370
BPCE SA:
Series BKNT, 2.65%, 2/3/2021	547,000	536,766
Series MTN, 2.25%, 1/27/2020	4,767,000	4,707,031
Branch Banking & Trust Co.:
2.10%, 1/15/2020	3,706,000	3,660,305
Series BKNT, 2.25%, 6/1/2020	3,047,000	2,999,589
Series BKNT, 2.85%, 4/1/2021	68,000	67,181
Canadian Imperial Bank of Commerce:
2.70%, 2/2/2021	9,597,000	9,447,479
Series BKNT, 2.10%, 10/5/2020	4,039,000	3,945,618
Capital One Financial Corp.:
2.40%, 10/30/2020 (a)	2,166,000	2,120,622
2.50%, 5/12/2020	11,045,000	10,905,612
3.05%, 3/9/2022	6,380,000	6,241,745
3.45%, 4/30/2021	2,150,000	2,147,485
Capital One NA:
2.25%, 9/13/2021	4,000,000	3,847,120
2.35%, 1/31/2020	7,227,000	7,145,624
Security Description	Principal Amount	Value
Series BKNT, 1.85%, 9/13/2019	$ 5,711,000	$ 5,648,979
Citibank NA:
Series BKNT, 2.10%, 6/12/2020	7,269,000	7,133,797
Series BKNT, 2.13%, 10/20/2020	9,648,000	9,418,667
Series BKNT, 2.85%, 2/12/2021	14,545,000	14,373,951
Series BKNT, 3.05%, 5/1/2020	7,200,000	7,183,152
Series BKNT, 3.40%, 7/23/2021	11,470,000	11,462,544
Citigroup, Inc.:
2.35%, 8/2/2021	300,000	290,682
2.40%, 2/18/2020	7,406,000	7,331,866
2.45%, 1/10/2020	5,934,000	5,881,603
2.65%, 10/26/2020	15,415,000	15,205,048
2.70%, 3/30/2021	11,447,000	11,248,509
5.38%, 8/9/2020	3,685,000	3,822,008
Citizens Bank NA/Providence RI:
2.25%, 3/2/2020	3,444,000	3,390,308
Series BKNT, 2.20%, 5/26/2020	1,946,000	1,907,333
Series BKNT, 2.25%, 10/30/2020	6,118,000	5,960,033
Series BKNT, 2.55%, 5/13/2021	4,040,000	3,936,172
Series MTN, 2.45%, 12/4/2019	2,828,000	2,807,327
Citizens Financial Group, Inc. 2.38%, 7/28/2021	250,000	241,328
Comerica Bank Series BKNT, 2.50%, 6/2/2020	52,000	51,303
Commonwealth Bank of Australia:
2.30%, 9/6/2019	4,299,000	4,276,086
Series GMTN, 2.30%, 3/12/2020	4,038,000	3,987,323
Series GMTN, 2.40%, 11/2/2020	4,072,000	3,993,980
Series GMTN, 2.55%, 3/15/2021	3,875,000	3,790,758
Compass Bank 3.50%, 6/11/2021	5,335,000	5,305,551
Cooperatieve Rabobank UA:
3.13%, 4/26/2021 (a)	3,905,000	3,878,173
4.50%, 1/11/2021	6,575,000	6,728,723
Series GMTN, 2.50%, 1/19/2021	10,621,000	10,409,111
Series MTN, 2.25%, 1/14/2020	3,788,000	3,743,264
Credit Suisse AG:
5.30%, 8/13/2019	1,845,000	1,881,826
5.40%, 1/14/2020	4,636,000	4,755,284
Series MTN, 4.38%, 8/5/2020	4,638,000	4,720,742

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Credit Suisse Group Funding Guernsey, Ltd.:
2.75%, 3/26/2020	$ 8,478,000	$ 8,400,681
3.13%, 12/10/2020	9,366,000	9,290,042
3.45%, 4/16/2021	2,635,000	2,623,670
3.80%, 9/15/2022	4,000,000	3,977,200
Deutsche Bank AG:
2.70%, 7/13/2020	5,821,000	5,699,108
2.95%, 8/20/2020	4,000	3,936
2.95%, 8/20/2020	1,358,000	1,332,470
3.13%, 1/13/2021	3,978,000	3,879,147
3.15%, 1/22/2021	15,449,000	15,080,541
3.38%, 5/12/2021	1,615,000	1,577,597
Series GMTN, 3.13%, 1/13/2021	200,000	195,114
Series GMTN, 3.38%, 5/12/2021	2,771,000	2,722,397
Discover Bank:
7.00%, 4/15/2020	1,672,000	1,751,938
Series BKNT, 3.10%, 6/4/2020	6,365,000	6,323,946
Fifth Third Bancorp 2.88%, 7/27/2020	5,192,000	5,157,266
Fifth Third Bank:
Series BKNT, 1.63%, 9/27/2019	3,498,000	3,454,800
Series BKNT, 2.20%, 10/30/2020	3,490,000	3,417,094
Series BKNT, 2.25%, 6/14/2021	3,650,000	3,546,231
Series BKNT, 3.35%, 7/26/2021	3,565,000	3,552,380
First Tennessee Bank NA Series BKNT, 2.95%, 12/1/2019	3,367,000	3,357,438
Goldman Sachs Bank USA Series BKNT, 3.20%, 6/5/2020	3,433,000	3,439,591
Goldman Sachs Group, Inc.:
2.30%, 12/13/2019	11,985,000	11,880,011
2.55%, 10/23/2019	10,398,000	10,350,273
2.60%, 4/23/2020	7,543,000	7,470,813
2.60%, 12/27/2020	8,052,000	7,920,511
2.63%, 4/25/2021	11,774,000	11,528,394
2.75%, 9/15/2020	6,841,000	6,766,296
2.88%, 2/25/2021	6,080,000	5,996,643
5.25%, 7/27/2021	13,537,000	14,154,964
5.75%, 1/24/2022	6,860,000	7,296,433
Series D, 6.00%, 6/15/2020	7,315,000	7,636,787
Series GMTN, 5.38%, 3/15/2020	11,514,000	11,868,631
HSBC Bank USA NA Series BKNT, 4.88%, 8/24/2020	3,581,000	3,681,053
HSBC Holdings PLC:
2.95%, 5/25/2021	14,200,000	14,003,898
3.40%, 3/8/2021	19,790,000	19,739,733
5.10%, 4/5/2021	9,043,000	9,394,230
Security Description	Principal Amount	Value
HSBC USA, Inc.:
2.35%, 3/5/2020	$ 10,835,000	$ 10,715,923
2.38%, 11/13/2019	2,577,000	2,559,013
2.75%, 8/7/2020	6,845,000	6,789,213
5.00%, 9/27/2020	1,323,000	1,357,993
Huntington Bancshares, Inc. 3.15%, 3/14/2021	3,858,000	3,826,172
Huntington National Bank:
2.40%, 4/1/2020	3,803,000	3,754,436
2.88%, 8/20/2020	732,000	725,229
3.25%, 5/14/2021	3,600,000	3,577,752
Series BKNT, 2.38%, 3/10/2020	3,955,000	3,907,975
Intesa Sanpaolo SpA Series MTN, 3.88%, 1/15/2019	2,834,000	2,835,870
JPMorgan Chase & Co.:
2.20%, 10/22/2019	9,343,000	9,278,346
2.25%, 1/23/2020	14,343,000	14,194,693
2.40%, 6/7/2021	6,991,000	6,815,316
2.55%, 10/29/2020	17,359,000	17,107,294
2.55%, 3/1/2021	4,380,000	4,298,269
2.75%, 6/23/2020	8,908,000	8,841,635
4.25%, 10/15/2020	16,913,000	17,236,207
4.35%, 8/15/2021	5,467,000	5,602,636
4.40%, 7/22/2020	10,787,000	11,008,457
4.63%, 5/10/2021	7,212,000	7,444,803
4.95%, 3/25/2020	7,613,000	7,809,339
3 Month USD LIBOR + 0.61%, 3.51%, 6/18/2022 (d)	13,990,000	13,997,694
Series MTN, 2.30%, 8/15/2021	7,600,000	7,382,868
JPMorgan Chase Bank NA:
3 Month USD LIBOR + 0.28%, 2.60%, 2/1/2021 (d)	5,640,000	5,592,004
Series BKNT, 3 Month USD LIBOR + 0.35%, 3.09%, 4/26/2021 (d)	19,420,000	19,360,186
KeyBank NA:
Series BKNT, 2.25%, 3/16/2020	6,420,000	6,333,266
Series BKNT, 2.50%, 12/15/2019	3,775,000	3,753,596
Series BKNT, 3.35%, 6/15/2021	3,465,000	3,460,738
KeyCorp.:
Series MTN, 2.90%, 9/15/2020	3,551,000	3,525,610
Series MTN, 5.10%, 3/24/2021	3,326,000	3,459,905
Lloyds Bank PLC:
2.40%, 3/17/2020	3,429,000	3,382,914
2.70%, 8/17/2020	4,712,000	4,666,011
3.30%, 5/7/2021	3,965,000	3,948,228
6.38%, 1/21/2021	4,580,000	4,868,082

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Lloyds Banking Group PLC 3.10%, 7/6/2021	$ 5,155,000	$ 5,079,015
Manufacturers & Traders Trust Co.:
Series BKNT, 2.05%, 8/17/2020	3,667,000	3,589,150
Series BKNT, 2.10%, 2/6/2020	3,505,000	3,462,099
Series BKNT, 2.63%, 1/25/2021	3,976,000	3,910,436
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	8,469,000	8,149,888
2.95%, 3/1/2021	6,350,000	6,267,323
3.54%, 7/26/2021	3,035,000	3,032,602
Mizuho Financial Group, Inc. 2.27%, 9/13/2021	5,091,000	4,892,146
Morgan Stanley:
2.65%, 1/27/2020	11,004,000	10,932,144
2.80%, 6/16/2020	18,605,000	18,457,462
5.75%, 1/25/2021	8,745,000	9,183,649
Series GMTN, 2.50%, 4/21/2021	9,688,000	9,461,107
Series GMTN, 5.50%, 1/26/2020	10,945,000	11,272,365
Series GMTN, 5.50%, 7/24/2020	7,369,000	7,645,559
Series GMTN, 5.50%, 7/28/2021	11,010,000	11,581,969
MUFG Americas Holdings Corp. 2.25%, 2/10/2020	3,721,000	3,672,478
National Australia Bank, Ltd.:
1.88%, 7/12/2021	3,700,000	3,541,455
2.25%, 1/10/2020	2,106,000	2,082,097
2.50%, 1/12/2021	3,583,000	3,510,229
3.38%, 9/20/2021	5,000,000	4,979,600
Series GMTN, 2.63%, 7/23/2020	3,987,000	3,941,748
Series GMTN, 2.63%, 1/14/2021	4,856,000	4,771,603
Series MTN, 2.13%, 5/22/2020	7,096,000	6,979,838
National Bank of Canada:
2.15%, 6/12/2020	4,093,000	4,018,794
2.20%, 11/2/2020	4,008,000	3,913,692
Natwest Markets PLC 5.63%, 8/24/2020	318,000	328,338
Northern Trust Corp. 3.45%, 11/4/2020	250,000	251,678
PNC Bank NA:
2.50%, 1/22/2021	6,455,000	6,335,776
Series BKNT, 2.00%, 5/19/2020	3,696,000	3,630,913
Series BKNT, 2.15%, 4/29/2021	1,250,000	1,213,088
Series BKNT, 2.30%, 6/1/2020	5,035,000	4,965,215
Security Description	Principal Amount	Value
Series BKNT, 2.40%, 10/18/2019	$ 6,139,000	$ 6,112,357
Series BKNT, 2.45%, 11/5/2020	10,094,000	9,924,925
Series MTN, 2.60%, 7/21/2020	3,890,000	3,854,407
PNC Financial Services Group, Inc.:
4.38%, 8/11/2020	1,120,000	1,142,982
5.13%, 2/8/2020	1,479,000	1,517,291
RBC USA Holdco Corp. 5.25%, 9/15/2020	119,000	123,382
Regions Bank:
2.75%, 4/1/2021	3,920,000	3,845,089
Series BKNT, 3 Month USD LIBOR + 0.50%, 3.37%, 8/13/2021 (d)	1,400,000	1,395,296
Regions Financial Corp. 3.20%, 2/8/2021	3,527,000	3,499,172
Royal Bank of Canada:
1.88%, 2/5/2020	76,000	74,825
2.15%, 10/26/2020	7,455,000	7,301,949
Series GMTN, 2.13%, 3/2/2020 (a)	5,788,000	5,716,576
Series GMTN, 2.15%, 3/6/2020	4,902,000	4,843,960
Series GMTN, 2.50%, 1/19/2021	3,916,000	3,851,895
Series GMTN, 3.20%, 4/30/2021	10,586,000	10,564,405
Series MTN, 2.35%, 10/30/2020	5,117,000	5,029,346
Royal Bank of Scotland Group PLC 6.40%, 10/21/2019	4,002,000	4,121,660
Santander Holdings USA, Inc. 2.65%, 4/17/2020	3,736,000	3,686,573
Santander UK Group Holdings PLC:
2.88%, 10/16/2020	4,290,000	4,235,860
2.88%, 8/5/2021	5,400,000	5,258,034
3.13%, 1/8/2021	5,622,000	5,547,733
Santander UK PLC:
2.13%, 11/3/2020	3,229,000	3,141,236
2.38%, 3/16/2020	4,095,000	4,042,789
2.50%, 1/5/2021	4,283,000	4,187,660
3.40%, 6/1/2021	4,450,000	4,430,865
Skandinaviska Enskilda Banken AB:
1.50%, 9/13/2019	3,020,000	2,980,740
1.88%, 9/13/2021	5,000,000	4,774,650
2.30%, 3/11/2020	3,885,000	3,834,612
2.63%, 3/15/2021	4,536,000	4,447,503
Sumitomo Mitsui Banking Corp.:
2.09%, 10/18/2019	2,818,000	2,791,652
2.45%, 1/16/2020	5,113,000	5,066,063
2.51%, 1/17/2020	3,710,000	3,679,838

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 2.45%, 10/20/2020	$ 5,500,000	$ 5,388,240
Series GMTN, 2.65%, 7/23/2020	3,890,000	3,838,496
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	8,528,000	8,193,361
2.93%, 3/9/2021	5,798,000	5,718,799
SunTrust Bank:
Series BKNT, 2.25%, 1/31/2020	3,434,000	3,393,582
Series BKNT, 3 Month USD LIBOR + 0.30%, 2.59%, 1/29/2021 (d)	3,749,000	3,711,772
Series BKNT, 3 Month USD LIBOR + 0.59%, 3.50%, 8/2/2022 (d)	3,650,000	3,636,057
SunTrust Banks, Inc. 2.90%, 3/3/2021	3,959,000	3,910,819
Svenska Handelsbanken AB:
1.95%, 9/8/2020	3,700,000	3,605,613
Series BKNT, 1.50%, 9/6/2019	3,580,000	3,533,854
Series BKNT, 2.45%, 3/30/2021	6,586,000	6,438,013
Series BKNT, 3.35%, 5/24/2021	6,580,000	6,567,037
Series GMTN, 2.40%, 10/1/2020	4,585,000	4,502,378
Synchrony Bank Series BKNT, 3.65%, 5/24/2021	3,000,000	2,974,500
Toronto-Dominion Bank:
1.80%, 7/13/2021	2,994,000	2,876,006
Series GMTN, 1.85%, 9/11/2020	2,625,000	2,561,134
Series GMTN, 2.50%, 12/14/2020	7,316,000	7,204,724
Series GMTN, 2.55%, 1/25/2021	3,943,000	3,882,436
Series GMTN, 3.15%, 9/17/2020	8,400,000	8,410,584
Series MTN, 1.90%, 10/24/2019	4,105,000	4,062,595
Series MTN, 2.13%, 4/7/2021	7,187,000	6,987,561
Series MTN, 2.25%, 11/5/2019	6,270,000	6,224,104
Series MTN, 3.00%, 6/11/2020	5,350,000	5,340,584
Series MTN, 3.25%, 6/11/2021	7,831,000	7,821,368
UBS AG:
Series GMTN, 2.35%, 3/26/2020	6,053,000	5,980,001
Series GMTN, 4.88%, 8/4/2020	5,285,000	5,432,029
US Bancorp:
Security Description	Principal Amount	Value
Series MTN, 2.35%, 1/29/2021	$ 243,000	$ 238,701
Series MTN, 4.13%, 5/24/2021	1,000	1,021
US Bank NA:
Series BKNT, 2.00%, 1/24/2020	5,423,000	5,351,688
Series BKNT, 2.05%, 10/23/2020	3,966,000	3,875,496
Series BKNT, 2.13%, 10/28/2019	4,702,000	4,666,923
Series BKNT, 2.35%, 1/23/2020	8,286,000	8,213,912
Series BKNT, 3.05%, 7/24/2020 (a)	3,500,000	3,493,035
Series BKNT, 3.15%, 4/26/2021	3,997,000	3,985,888
Series BKNT, 3 Month USD LIBOR + 0.29%, 3.10%, 5/21/2021 (a) (d)	6,720,000	6,701,251
Wells Fargo & Co.:
2.10%, 7/26/2021	6,976,000	6,715,446
2.50%, 3/4/2021	10,993,000	10,761,707
3.07%, 1/24/2023	3,479,000	3,392,860
Series GMTN, 2.60%, 7/22/2020	16,207,000	16,033,261
Series MTN, 2.55%, 12/7/2020	10,034,000	9,880,279
Series MTN, 3.00%, 1/22/2021 (a)	725,000	719,033
Series MTN, 4.60%, 4/1/2021	7,394,000	7,597,335
Series N, 2.15%, 1/30/2020	10,540,000	10,412,150
Wells Fargo Bank NA:
Series BKNT, 2.15%, 12/6/2019	8,986,000	8,898,207
Series BKNT, 2.40%, 1/15/2020	6,032,000	5,984,227
Series BKNT, 2.60%, 1/15/2021	21,563,000	21,195,782
Series BKNT, 3 Month USD LIBOR + 0.49%, 3.33%, 7/23/2021 (d)	8,050,000	8,037,603
Westpac Banking Corp.:
1.60%, 8/19/2019	3,091,000	3,058,390
2.00%, 8/19/2021	481,000	462,135
2.10%, 5/13/2021	5,713,000	5,524,985
2.15%, 3/6/2020	5,920,000	5,842,034
2.30%, 5/26/2020	3,826,000	3,773,469
2.60%, 11/23/2020	6,062,000	5,975,435
2.65%, 1/25/2021	9,575,000	9,418,832
3.05%, 5/15/2020 (a)	3,687,000	3,678,151
4.88%, 11/19/2019	8,251,000	8,425,426
ZB NA 3.50%, 8/27/2021	1,060,000	1,053,534
		1,636,661,036

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
BEVERAGES — 2.7%
Anheuser-Busch InBev Finance, Inc. 2.65%, 2/1/2021	$ 36,732,000	$ 36,200,121
Anheuser-Busch InBev Worldwide, Inc.:
4.38%, 2/15/2021	3,054,000	3,136,061
6.88%, 11/15/2019	3,796,000	3,947,081
Coca-Cola Co.:
1.88%, 10/27/2020	4,899,000	4,789,997
2.45%, 11/1/2020	5,636,000	5,573,271
3.15%, 11/15/2020	4,229,000	4,241,433
3.30%, 9/1/2021	59,000	59,413
Coca-Cola European Partners PLC 3.50%, 9/15/2020	2,682,000	2,680,337
Coca-Cola Femsa SAB de CV 4.63%, 2/15/2020 (a)	50,000	50,836
Constellation Brands, Inc.:
2.00%, 11/7/2019	2,415,000	2,383,557
2.25%, 11/6/2020	4,737,000	4,628,381
3.75%, 5/1/2021	1,377,000	1,384,000
3.88%, 11/15/2019	3,803,000	3,834,728
Diageo Capital PLC:
3.00%, 5/18/2020	4,337,000	4,327,936
4.83%, 7/15/2020	1,218,000	1,253,614
Keurig Dr Pepper, Inc.:
2.60%, 1/15/2019	450,000	449,631
3.55%, 5/25/2021 (b)	9,114,000	9,094,496
Molson Coors Brewing Co.:
1.45%, 7/15/2019	2,447,000	2,418,517
2.10%, 7/15/2021	992,000	954,165
2.25%, 3/15/2020	2,654,000	2,614,216
3.50%, 5/1/2022	1,963,000	1,948,906
PepsiCo, Inc.:
1.35%, 10/4/2019	2,879,000	2,839,011
1.85%, 4/30/2020	7,593,000	7,467,791
2.00%, 4/15/2021	5,517,000	5,368,979
2.15%, 10/14/2020	3,816,000	3,755,097
3.13%, 11/1/2020	5,302,000	5,314,884
4.50%, 1/15/2020	3,613,000	3,685,693
		124,402,152
BIOTECHNOLOGY — 1.4%
Amgen, Inc.:
1.85%, 8/19/2021	995,000	954,872
2.13%, 5/1/2020	3,972,000	3,909,361
2.20%, 5/11/2020	6,083,000	5,997,108
3.45%, 10/1/2020	1,511,000	1,516,863
3.88%, 11/15/2021	49,000	49,664
4.10%, 6/15/2021	7,392,000	7,523,947
Baxalta, Inc. 2.88%, 6/23/2020	2,030,000	2,012,177
Biogen, Inc. 2.90%, 9/15/2020	8,938,000	8,892,774
Bio-Rad Laboratories, Inc. 4.88%, 12/15/2020	1,757,000	1,801,276
Celgene Corp.:
Security Description	Principal Amount	Value
2.25%, 8/15/2021	$ 691,000	$ 667,444
2.88%, 8/15/2020	5,053,000	5,018,437
2.88%, 2/19/2021	3,788,000	3,740,082
3.55%, 8/15/2022	2,990,000	2,979,565
3.95%, 10/15/2020	199,000	201,505
Genzyme Corp. 5.00%, 6/15/2020	685,000	706,612
Gilead Sciences, Inc.:
2.35%, 2/1/2020	4,604,000	4,564,498
2.55%, 9/1/2020	13,789,000	13,644,767
		64,180,952
BUILDING MATERIALS — 0.2%
CRH America, Inc. 5.75%, 1/15/2021	907,000	948,350
Fortune Brands Home & Security, Inc. 3.00%, 6/15/2020	2,500,000	2,479,550
Johnson Controls International PLC:
4.25%, 3/1/2021	1,357,000	1,377,518
5.00%, 3/30/2020	5,750,000	5,884,493
Masco Corp. 7.13%, 3/15/2020	464,000	487,834
		11,177,745
CHEMICALS — 1.1%
Airgas, Inc. 2.38%, 2/15/2020	50,000	49,386
Celanese US Holdings LLC 5.88%, 6/15/2021	2,231,000	2,343,417
Dow Chemical Co.:
4.13%, 11/15/2021	3,899,000	3,990,198
4.25%, 11/15/2020	1,988,000	2,024,520
Eastman Chemical Co.:
2.70%, 1/15/2020	8,627,000	8,579,983
5.50%, 11/15/2019	250,000	256,495
EI du Pont de Nemours & Co.:
2.20%, 5/1/2020	9,358,000	9,235,597
3.63%, 1/15/2021	2,133,000	2,152,880
4.63%, 1/15/2020	3,452,000	3,521,834
FMC Corp. 5.20%, 12/15/2019	791,000	807,247
International Flavors & Fragrances, Inc. 3.40%, 9/25/2020	945,000	946,918
Methanex Corp. 3.25%, 12/15/2019	736,000	733,498
Nutrien, Ltd.:
4.88%, 3/30/2020	4,000	4,080
6.50%, 5/15/2019	2,265,000	2,313,018
PPG Industries, Inc.:
2.30%, 11/15/2019	2,262,000	2,239,651
3.60%, 11/15/2020	31,000	31,267
Praxair, Inc. 4.05%, 3/15/2021	3,976,000	4,054,327
RPM International, Inc. 6.13%, 10/15/2019	2,359,000	2,426,467

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Sherwin-Williams Co. 2.25%, 5/15/2020	$ 6,603,000	$ 6,508,445
		52,219,228
COMMERCIAL SERVICES — 0.5%
Automatic Data Processing, Inc. 2.25%, 9/15/2020	3,726,000	3,676,668
Block Financial LLC 4.13%, 10/1/2020	2,789,000	2,813,097
Ecolab, Inc. 2.25%, 1/12/2020	660,000	652,681
Equifax, Inc.:
2.30%, 6/1/2021	996,000	957,893
3.60%, 8/15/2021	2,395,000	2,377,756
Moody's Corp.:
3.25%, 6/7/2021	4,085,000	4,066,086
5.50%, 9/1/2020	1,035,000	1,075,820
S&P Global, Inc. 3.30%, 8/14/2020	301,000	301,075
Total System Services, Inc.:
3.80%, 4/1/2021	97,000	97,364
4.00%, 6/1/2023	4,000,000	4,022,000
Verisk Analytics, Inc. 5.80%, 5/1/2021	606,000	636,591
		20,677,031
COMPUTERS — 2.6%
Apple, Inc.:
1.55%, 2/7/2020	2,924,000	2,875,081
1.55%, 8/4/2021	6,566,000	6,295,612
1.80%, 11/13/2019	3,952,000	3,909,911
1.80%, 5/11/2020	4,583,000	4,504,814
1.90%, 2/7/2020	3,852,000	3,804,775
2.00%, 5/6/2020	8,475,000	8,359,401
2.00%, 11/13/2020	6,639,000	6,520,427
2.25%, 2/23/2021	11,075,000	10,876,647
2.85%, 5/6/2021	13,499,000	13,433,395
Dell International LLC/EMC Corp.:
3.48%, 6/1/2019 (b)	3,989,500	4,000,591
4.42%, 6/15/2021 (b)	4,479,000	4,545,486
5.45%, 6/15/2023 (b)	9,200,000	9,667,544
DXC Technology Co. 2.88%, 3/27/2020	1,861,000	1,844,288
Hewlett Packard Enterprise Co.:
3.50%, 10/5/2021 (a)	2,750,000	2,748,515
3.60%, 10/15/2020	13,005,000	13,060,710
HP, Inc. 3.75%, 12/1/2020	8,000	8,062
IBM Credit LLC:
1.80%, 1/20/2021	2,406,000	2,333,507
2.65%, 2/5/2021	5,205,000	5,142,800
International Business Machines Corp.:
1.63%, 5/15/2020	4,938,000	4,831,191
1.90%, 1/27/2020	3,652,000	3,605,656
2.25%, 2/19/2021	41,000	40,166
Security Description	Principal Amount	Value
8.38%, 11/1/2019	$ 3,019,000	$ 3,194,313
NetApp, Inc. 3.38%, 6/15/2021	2,828,000	2,821,071
		118,423,963
COSMETICS/PERSONAL CARE — 0.6%
Estee Lauder Cos., Inc. 1.80%, 2/7/2020	3,014,000	2,966,439
Procter & Gamble Co.:
1.75%, 10/25/2019	1,263,000	1,249,802
1.85%, 2/2/2021	3,745,000	3,643,960
1.90%, 11/1/2019	2,625,000	2,600,929
1.90%, 10/23/2020	2,000,000	1,956,640
Unilever Capital Corp.:
1.80%, 5/5/2020	4,525,000	4,438,934
2.10%, 7/30/2020	500,000	490,870
2.75%, 3/22/2021	3,500,000	3,463,530
4.25%, 2/10/2021	5,655,000	5,786,988
		26,598,092
DIVERSIFIED FINANCIAL SERVICES — 4.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.75%, 5/15/2019	4,925,000	4,940,881
4.13%, 7/3/2023 (a)	2,500,000	2,480,850
4.25%, 7/1/2020 (a)	974,000	983,844
4.50%, 5/15/2021	3,810,000	3,860,545
4.63%, 10/30/2020	1,985,000	2,018,764
4.63%, 7/1/2022	2,812,000	2,866,047
Air Lease Corp.:
2.13%, 1/15/2020	2,863,000	2,817,335
2.50%, 3/1/2021	1,289,000	1,259,224
3.38%, 6/1/2021	20,000	19,867
3.50%, 1/15/2022	250,000	248,513
3.88%, 4/1/2021	4,611,000	4,631,934
4.75%, 3/1/2020	3,711,000	3,776,276
Aircastle, Ltd.:
5.13%, 3/15/2021	2,579,000	2,637,949
6.25%, 12/1/2019	2,570,000	2,648,733
7.63%, 4/15/2020	1,510,000	1,597,701
American Express Co.:
2.20%, 10/30/2020	15,558,000	15,229,726
3.38%, 5/17/2021	7,741,000	7,739,684
American Express Credit Corp.:
Series F, 2.60%, 9/14/2020	538,000	532,292
Series MTN, 1.70%, 10/30/2019	3,669,000	3,622,844
Series MTN, 2.20%, 3/3/2020	7,153,000	7,068,595
Series MTN, 2.25%, 5/5/2021	2,515,000	2,449,258
Series MTN, 2.38%, 5/26/2020	10,075,000	9,948,559
Ameriprise Financial, Inc. 5.30%, 3/15/2020	2,799,000	2,884,397
BlackRock, Inc.:
4.25%, 5/24/2021	3,449,000	3,542,468

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 2, 5.00%, 12/10/2019	$ 3,520,000	$ 3,607,789
Charles Schwab Corp.:
3.25%, 5/21/2021	3,510,000	3,503,998
4.45%, 7/22/2020	1,802,000	1,842,257
GE Capital International Funding Co. 2.34%, 11/15/2020	38,466,000	37,590,898
GLP Capital L.P./GLP Financing II, Inc. 4.88%, 11/1/2020	5,893,000	6,004,378
HSBC Finance Corp. 6.68%, 1/15/2021	500,000	530,560
Intercontinental Exchange, Inc. 2.75%, 12/1/2020	6,944,000	6,884,351
International Lease Finance Corp.:
4.63%, 4/15/2021	30,000	30,534
8.25%, 12/15/2020	2,221,000	2,427,031
Jefferies Group LLC:
5.13%, 1/20/2023	2,991,000	3,088,656
8.50%, 7/15/2019	1,462,000	1,522,468
Lazard Group LLC 4.25%, 11/14/2020	1,806,000	1,834,553
Legg Mason, Inc. 2.70%, 7/15/2019	100,000	99,733
Nasdaq, Inc. 5.55%, 1/15/2020	2,284,000	2,352,109
National Rural Utilities Cooperative Finance Corp.:
2.00%, 1/27/2020	3,909,000	3,857,988
2.30%, 11/15/2019	788,000	782,531
2.30%, 11/1/2020	309,000	303,212
2.35%, 6/15/2020	110,000	108,505
Series MTN, 1.50%, 11/1/2019	1,569,000	1,542,986
Series MTN, 2.90%, 3/15/2021	5,423,000	5,382,599
Nomura Holdings, Inc. 6.70%, 3/4/2020	4,141,000	4,325,771
Synchrony Financial:
2.70%, 2/3/2020	172,000	169,996
3.00%, 8/15/2019	5,504,859	5,495,170
3.75%, 8/15/2021	3,039,000	3,013,290
TD Ameritrade Holding Corp. 5.60%, 12/1/2019	2,828,000	2,908,994
Visa, Inc. 2.20%, 12/14/2020	12,655,000	12,436,322
		201,452,965
ELECTRIC — 4.1%
Ameren Corp. 2.70%, 11/15/2020	2,099,000	2,068,082
American Electric Power Co., Inc. 2.15%, 11/13/2020	2,652,000	2,590,606
Appalachian Power Co. 4.60%, 3/30/2021	275,000	282,081
Arizona Public Service Co. 2.20%, 1/15/2020	136,000	134,426
Security Description	Principal Amount	Value
Berkshire Hathaway Energy Co.:
2.38%, 1/15/2021	$ 2,457,000	$ 2,413,683
2.40%, 2/1/2020	200,000	198,320
Cleveland Electric Illuminating Co. 8.88%, 11/15/2018	1,401,000	1,410,975
CMS Energy Corp. 6.25%, 2/1/2020	10,000	10,366
Consolidated Edison Co. of New York, Inc. 4.45%, 6/15/2020	1,755,000	1,788,871
Consolidated Edison, Inc. Series A, 2.00%, 3/15/2020	4,502,000	4,424,971
Consumers Energy Co. 5.65%, 4/15/2020	1,882,000	1,947,362
Dominion Energy, Inc.:
2.50%, 12/1/2019	3,623,000	3,596,806
2.58%, 7/1/2020	3,915,000	3,864,105
4.10%, 4/1/2021 (e)	2,185,000	2,208,532
4.45%, 3/15/2021	502,000	512,547
Series C, 2.00%, 8/15/2021	1,430,000	1,369,726
DTE Electric Co.:
3.45%, 10/1/2020	555,000	556,715
3.90%, 6/1/2021	24,000	24,280
DTE Energy Co.:
1.50%, 10/1/2019	2,051,000	2,018,389
2.40%, 12/1/2019	1,519,000	1,503,521
Duke Energy Corp.:
1.80%, 9/1/2021	1,263,000	1,207,883
3.55%, 9/15/2021	5,379,000	5,398,364
5.05%, 9/15/2019	2,503,000	2,551,108
Duke Energy Florida LLC:
1.85%, 1/15/2020	3,454,000	3,400,325
3.10%, 8/15/2021	1,275,000	1,267,745
Duke Energy Indiana LLC 3.75%, 7/15/2020	2,995,000	3,028,484
Edison International 2.13%, 4/15/2020	2,418,000	2,371,768
Emera US Finance L.P.:
2.15%, 6/15/2019	2,212,000	2,196,826
2.70%, 6/15/2021	3,898,000	3,784,139
Entergy Corp.:
4.00%, 7/15/2022	1,908,000	1,930,572
5.13%, 9/15/2020	100,000	102,476
Entergy Gulf States Louisiana LLC 3.95%, 10/1/2020	500,000	504,270
Evergy, Inc. 4.85%, 6/1/2021	321,000	327,054
Eversource Energy:
2.50%, 3/15/2021	3,773,000	3,702,784
4.50%, 11/15/2019	2,877,000	2,918,774
Exelon Corp.:
2.85%, 6/15/2020	2,646,000	2,623,006
5.15%, 12/1/2020	3,062,000	3,152,605
Exelon Generation Co. LLC:
2.95%, 1/15/2020	5,665,000	5,647,552
4.00%, 10/1/2020 (a)	4,778,000	4,824,251

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.20%, 10/1/2019	$ 3,648,000	$ 3,723,805
Georgia Power Co.:
2.00%, 3/30/2020	2,082,000	2,043,150
4.25%, 12/1/2019	1,000,000	1,012,800
Series C, 2.00%, 9/8/2020	10,695,000	10,425,807
IPALCO Enterprises, Inc. 3.45%, 7/15/2020	300,000	298,679
Kentucky Utilities Co. 3.25%, 11/1/2020	2,959,000	2,962,965
LG&E & KU Energy LLC 3.75%, 11/15/2020	614,000	616,284
Nevada Power Co. Series BB, 2.75%, 4/15/2020	2,925,000	2,916,313
NextEra Energy Capital Holdings, Inc.:
2.40%, 9/15/2019	3,871,000	3,850,097
4.50%, 6/1/2021	465,000	474,667
Series H, 3.34%, 9/1/2020	3,375,000	3,382,357
Northern States Power Co. 2.20%, 8/15/2020	631,000	619,888
NV Energy, Inc. 6.25%, 11/15/2020	3,840,000	4,060,186
Pacific Gas & Electric Co.:
3.50%, 10/1/2020	3,738,000	3,740,280
4.25%, 5/15/2021	610,000	617,229
Pinnacle West Capital Corp. 2.25%, 11/30/2020	1,892,000	1,842,713
PNM Resources, Inc. 3.25%, 3/9/2021	3,568,000	3,530,643
Progress Energy, Inc.:
4.40%, 1/15/2021 (a)	232,000	236,649
4.88%, 12/1/2019	744,000	757,571
Public Service Co. of Colorado 3.20%, 11/15/2020	890,000	890,303
Public Service Electric & Gas Co.:
Series I, 1.80%, 6/1/2019	107,000	106,290
Series MTN, 1.90%, 3/15/2021	29,000	28,079
Series MTN, 2.00%, 8/15/2019	648,000	641,760
Public Service Enterprise Group, Inc. 1.60%, 11/15/2019	2,654,000	2,609,625
Puget Energy, Inc. 6.50%, 12/15/2020	2,095,000	2,219,694
San Diego Gas & Electric Co. 3.00%, 8/15/2021	100,000	99,109
Sempra Energy:
1.63%, 10/7/2019	2,085,000	2,054,955
2.40%, 2/1/2020	2,185,000	2,160,615
2.40%, 3/15/2020	3,792,000	3,745,358
2.85%, 11/15/2020	2,763,000	2,726,998
South Carolina Electric & Gas Co. 3.50%, 8/15/2021	1,575,000	1,568,999
Southern California Edison Co.:
3.88%, 6/1/2021	138,000	139,227
Security Description	Principal Amount	Value
Series A, 2.90%, 3/1/2021	$ 7,400,000	$ 7,342,428
Southern Co.:
2.35%, 7/1/2021	2,132,000	2,066,612
2.75%, 6/15/2020	3,896,000	3,856,884
Southern Power Co.:
Series 15B, 2.38%, 6/1/2020	3,437,000	3,381,699
Series D, 1.95%, 12/15/2019	3,125,000	3,082,469
TECO Finance, Inc. 5.15%, 3/15/2020	1,588,000	1,622,460
UIL Holdings Corp. 4.63%, 10/1/2020	510,000	518,782
WEC Energy Group, Inc.:
2.45%, 6/15/2020	3,452,000	3,410,852
3.38%, 6/15/2021	4,677,000	4,676,205
Wisconsin Power & Light Co. 5.00%, 7/15/2019	1,000	1,016
Xcel Energy, Inc.:
2.40%, 3/15/2021	3,754,000	3,671,074
4.70%, 5/15/2020	3,160,000	3,212,014
		186,809,940
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Acuity Brands Lighting, Inc. 6.00%, 12/15/2019	1,630,000	1,679,487
Emerson Electric Co.:
4.25%, 11/15/2020	4,000	4,077
4.88%, 10/15/2019	2,158,000	2,201,462
5.00%, 4/15/2019	150,000	151,683
		4,036,709
ELECTRONICS — 0.6%
Agilent Technologies, Inc. 5.00%, 7/15/2020	3,681,000	3,791,504
Amphenol Corp. 2.20%, 4/1/2020	2,010,000	1,976,533
Avnet, Inc. 5.88%, 6/15/2020	10,000	10,393
Corning, Inc. 6.63%, 5/15/2019	500,000	509,455
Flex, Ltd. 4.63%, 2/15/2020	3,966,000	4,015,575
FLIR Systems, Inc. 3.13%, 6/15/2021	200,000	196,896
Fortive Corp. 1.80%, 6/15/2019	292,000	289,366
Honeywell International, Inc.:
1.40%, 10/30/2019	5,300,000	5,221,878
1.80%, 10/30/2019	4,986,000	4,936,738
1.85%, 11/1/2021	100,000	96,182
4.25%, 3/1/2021	300,000	307,296
Jabil, Inc. 5.63%, 12/15/2020	1,422,000	1,476,847
Keysight Technologies, Inc. 3.30%, 10/30/2019	2,368,000	2,364,187
		25,192,850

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
5.00%, 3/1/2020	$ 3,554,000	$ 3,642,743
5.50%, 9/15/2019 (a)	2,611,000	2,672,097
Waste Management, Inc.:
4.60%, 3/1/2021	1,000,000	1,028,110
4.75%, 6/30/2020	5,069,000	5,200,693
		12,543,643
FOOD — 1.7%
Campbell Soup Co. 3.30%, 3/15/2021	6,660,000	6,614,113
General Mills, Inc.:
2.20%, 10/21/2019	3,520,000	3,485,891
3.20%, 4/16/2021	4,959,000	4,929,444
Hershey Co.:
2.90%, 5/15/2020	4,825,000	4,818,149
3.10%, 5/15/2021	4,155,000	4,149,308
Ingredion, Inc. 4.63%, 11/1/2020	2,004,000	2,049,651
JM Smucker Co.:
2.20%, 12/6/2019	2,802,000	2,771,150
2.50%, 3/15/2020	3,993,000	3,954,787
Kellogg Co.:
3.25%, 5/14/2021 (a)	3,605,000	3,593,176
4.00%, 12/15/2020	1,792,000	1,819,077
4.15%, 11/15/2019	1,142,000	1,155,875
Kraft Heinz Foods Co.:
2.80%, 7/2/2020	7,543,000	7,465,760
3.38%, 6/15/2021	2,065,000	2,056,967
5.38%, 2/10/2020	6,808,000	6,998,284
Kroger Co.:
2.60%, 2/1/2021	1,951,000	1,912,526
3.30%, 1/15/2021	3,776,000	3,763,653
6.15%, 1/15/2020	999,000	1,035,783
Series GMTN, 1.50%, 9/30/2019	3,678,000	3,625,478
Mondelez International, Inc.:
3.00%, 5/7/2020	3,525,000	3,515,729
5.38%, 2/10/2020	300,000	308,484
Sysco Corp.:
2.50%, 7/15/2021	1,350,000	1,320,408
2.60%, 10/1/2020	4,214,000	4,169,879
Tyson Foods, Inc.:
2.25%, 8/23/2021	963,000	927,090
2.65%, 8/15/2019	2,827,000	2,820,554
		79,261,216
GAS — 0.2%
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	1,053,000	1,071,817
Dominion Energy Gas Holdings LLC:
2.50%, 12/15/2019	3,095,000	3,075,811
2.80%, 11/15/2020	4,933,000	4,862,606
		9,010,234
Security Description	Principal Amount	Value
HEALTH CARE PRODUCTS — 1.8%
Abbott Laboratories:
2.00%, 3/15/2020	$ 3,999,000	$ 3,948,693
2.80%, 9/15/2020	453,000	449,036
4.13%, 5/27/2020	3,683,000	3,752,204
Becton Dickinson and Co.:
2.40%, 6/5/2020	6,013,000	5,918,355
2.68%, 12/15/2019	7,222,000	7,179,535
3.25%, 11/12/2020	2,132,000	2,122,683
Boston Scientific Corp.:
2.85%, 5/15/2020	1,335,000	1,323,492
6.00%, 1/15/2020	2,422,000	2,505,244
Covidien International Finance SA 4.20%, 6/15/2020	4,236,000	4,310,596
Danaher Corp. 2.40%, 9/15/2020	4,717,000	4,647,424
Life Technologies Corp. 6.00%, 3/1/2020	4,687,000	4,852,029
Medtronic, Inc. 2.50%, 3/15/2020	12,414,000	12,328,468
Stryker Corp.:
2.63%, 3/15/2021	1,759,000	1,731,683
4.38%, 1/15/2020	2,792,000	2,836,141
Thermo Fisher Scientific, Inc.:
3.60%, 8/15/2021	6,207,000	6,228,352
4.50%, 3/1/2021	3,712,000	3,808,883
4.70%, 5/1/2020	2,815,000	2,871,779
Zimmer Biomet Holdings, Inc.:
2.70%, 4/1/2020	11,491,000	11,378,503
4.63%, 11/30/2019	1,000	1,015
		82,194,115
HEALTH CARE SERVICES — 1.7%
Anthem, Inc.:
2.25%, 8/15/2019	3,538,000	3,519,319
2.50%, 11/21/2020	4,830,000	4,755,376
4.35%, 8/15/2020	3,461,000	3,528,732
Cigna Corp.:
4.38%, 12/15/2020	250,000	254,517
5.13%, 6/15/2020	1,553,000	1,600,056
Coventry Health Care, Inc. 5.45%, 6/15/2021	7,871,000	8,233,066
Dignity Health 2.64%, 11/1/2019	1,907,000	1,894,242
Halfmoon Parent, Inc.:
3.20%, 9/17/2020 (b)	8,750,000	8,721,825
3.40%, 9/17/2021 (b)	5,800,000	5,778,598
Humana, Inc.:
2.50%, 12/15/2020	4,139,000	4,062,677
2.63%, 10/1/2019	3,607,000	3,592,788
Laboratory Corp. of America Holdings:
2.63%, 2/1/2020	2,515,000	2,496,314
4.63%, 11/15/2020	2,257,000	2,308,189
Quest Diagnostics, Inc.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 3/30/2020	$ 1,297,000	$ 1,281,773
4.75%, 1/30/2020	2,504,000	2,553,805
UnitedHealth Group, Inc.:
1.95%, 10/15/2020	3,642,000	3,560,711
2.13%, 3/15/2021	3,913,000	3,818,814
2.30%, 12/15/2019	2,338,000	2,320,161
2.70%, 7/15/2020	5,925,000	5,887,495
3.15%, 6/15/2021	5,075,000	5,062,059
3.88%, 10/15/2020	325,000	329,485
4.70%, 2/15/2021	85,000	87,579
		75,647,581
HOME BUILDERS — 0.2%
DR Horton, Inc.:
2.55%, 12/1/2020	3,758,000	3,672,167
4.00%, 2/15/2020	3,588,000	3,605,920
		7,278,087
HOUSEHOLD PRODUCTS & WARES — 0.0% (c)
Church & Dwight Co., Inc. 2.45%, 12/15/2019	941,000	931,054
Kimberly-Clark Corp. 1.85%, 3/1/2020	247,000	242,845
		1,173,899
HOUSEWARES — 0.2%
Newell Brands, Inc.:
2.60%, 3/29/2019	161,000	160,488
2.88%, 12/1/2019	804,000	801,950
3.15%, 4/1/2021	5,863,000	5,766,378
4.70%, 8/15/2020	1,320,000	1,343,826
Tupperware Brands Corp. 4.75%, 6/1/2021	2,500,000	2,545,725
		10,618,367
INSURANCE — 1.4%
AEGON Funding Co. LLC 5.75%, 12/15/2020	1,097,000	1,150,259
Aflac, Inc. 2.40%, 3/16/2020	3,557,000	3,522,746
Alleghany Corp. 5.63%, 9/15/2020	1,565,000	1,626,974
Alterra Finance LLC 6.25%, 9/30/2020	539,000	565,681
American International Group, Inc.:
3.30%, 3/1/2021	11,338,000	11,308,068
3.38%, 8/15/2020	3,623,000	3,625,572
6.40%, 12/15/2020	3,078,000	3,274,315
Aon PLC:
2.80%, 3/15/2021	870,000	854,558
5.00%, 9/30/2020	2,083,000	2,144,886
AXIS Specialty Finance LLC 5.88%, 6/1/2020	2,554,000	2,644,948
Berkshire Hathaway Finance Corp.:
2.90%, 10/15/2020	2,280,000	2,278,404
4.25%, 1/15/2021	3,817,000	3,916,318
Security Description	Principal Amount	Value
Berkshire Hathaway, Inc. 2.20%, 3/15/2021	$ 7,116,000	$ 6,977,594
Chubb INA Holdings, Inc. 2.30%, 11/3/2020	6,151,000	6,038,314
CNA Financial Corp. 5.88%, 8/15/2020	996,000	1,039,555
Hartford Financial Services Group, Inc. 5.50%, 3/30/2020	1,198,000	1,235,521
Lincoln National Corp.:
4.85%, 6/24/2021	20,000	20,652
6.25%, 2/15/2020	250,000	259,508
Manulife Financial Corp. 4.90%, 9/17/2020	330,000	339,775
Marsh & McLennan Cos., Inc. 2.35%, 3/6/2020	2,418,000	2,386,082
MetLife, Inc. 4.75%, 2/8/2021	1,542,000	1,591,683
PartnerRe Finance B LLC 5.50%, 6/1/2020	80,000	82,428
Protective Life Corp. 7.38%, 10/15/2019	2,442,000	2,545,272
Prudential Financial, Inc.:
Series MTN, 4.50%, 11/15/2020	106,000	108,655
Series MTN, 5.38%, 6/21/2020	818,000	846,924
Reinsurance Group of America, Inc.:
5.00%, 6/1/2021	65,000	67,387
6.45%, 11/15/2019	1,119,000	1,156,263
Travelers Cos., Inc. 3.90%, 11/1/2020	263,000	266,561
Trinity Acquisition PLC 3.50%, 9/15/2021	516,000	510,964
Unum Group 3.00%, 5/15/2021	1,520,000	1,495,756
Willis Towers Watson PLC 5.75%, 3/15/2021	420,000	439,223
		64,320,846
INTERNET — 0.7%
Alibaba Group Holding, Ltd. 2.50%, 11/28/2019	7,779,000	7,734,738
Alphabet, Inc. 3.63%, 5/19/2021	225,000	228,436
Amazon.com, Inc.:
1.90%, 8/21/2020	3,980,000	3,901,594
2.60%, 12/5/2019	6,255,000	6,241,614
Baidu, Inc.:
2.75%, 6/9/2019	3,047,000	3,035,086
3.00%, 6/30/2020	1,707,000	1,691,296
eBay, Inc.:
2.15%, 6/5/2020	4,197,000	4,126,490
2.88%, 8/1/2021 (a)	994,000	978,692
3.25%, 10/15/2020	7,000	6,998
Expedia Group, Inc. 5.95%, 8/15/2020	1,995,000	2,083,578

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
JD.com, Inc. 3.13%, 4/29/2021	$ 1,565,000	$ 1,517,800
		31,546,322
INVESTMENT COMPANY SECURITY — 0.1%
Ares Capital Corp. 3.88%, 1/15/2020	2,896,000	2,908,511
FS Investment Corp. 4.25%, 1/15/2020	1,297,000	1,299,075
		4,207,586
IRON/STEEL — 0.3%
ArcelorMittal:
5.13%, 6/1/2020	1,020,000	1,045,561
5.25%, 8/5/2020 (f)	6,043,000	6,209,182
5.50%, 3/1/2021	6,055,000	6,244,219
		13,498,962
LEISURE TIME — 0.1%
Carnival Corp. 3.95%, 10/15/2020	4,893,000	4,962,187
Royal Caribbean Cruises, Ltd. 2.65%, 11/28/2020	1,239,000	1,218,086
		6,180,273
LODGING — 0.1%
Marriott International, Inc.:
2.88%, 3/1/2021	20,000	19,726
3.00%, 3/1/2019	2,347,000	2,346,812
3.38%, 10/15/2020	1,196,000	1,196,801
		3,563,339
MACHINERY, CONSTRUCTION & MINING — 0.8%
ABB Finance USA, Inc. 2.80%, 4/3/2020 (a)	4,290,000	4,270,480
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	1,942,000	1,863,582
Series GMTN, 1.85%, 9/4/2020	6,311,000	6,160,546
Series MTN, 2.00%, 11/29/2019	1,653,000	1,635,247
Series MTN, 2.00%, 3/5/2020	5,265,000	5,190,605
Series MTN, 2.10%, 1/10/2020	4,060,000	4,015,827
Series MTN, 2.25%, 12/1/2019	740,000	734,605
Series MTN, 2.90%, 3/15/2021	3,200,000	3,177,152
Series MTN, 2.95%, 5/15/2020	5,656,000	5,644,858
Series MTN, 3.15%, 9/7/2021	3,590,000	3,587,990
Caterpillar, Inc. 3.90%, 5/27/2021	572,000	582,262
		36,863,154
Security Description	Principal Amount	Value
MACHINERY-DIVERSIFIED — 0.9%
CNH Industrial Capital LLC:
3.38%, 7/15/2019	$ 1,827,000	$ 1,821,291
4.38%, 11/6/2020	2,594,000	2,623,183
4.88%, 4/1/2021	2,950,000	3,023,750
Deere & Co. 4.38%, 10/16/2019 (a)	635,000	645,465
Dover Corp. 4.30%, 3/1/2021	6,000	6,123
John Deere Capital Corp.:
1.70%, 1/15/2020	3,215,000	3,165,296
2.55%, 1/8/2021	5,570,000	5,493,078
Series DMTN, 2.35%, 1/8/2021	4,868,000	4,785,487
Series MTN, 1.95%, 6/22/2020 (a)	1,955,000	1,919,517
Series MTN, 2.05%, 3/10/2020	450,000	443,736
Series MTN, 2.20%, 3/13/2020	1,381,000	1,364,304
Series MTN, 2.38%, 7/14/2020	3,432,000	3,388,070
Series MTN, 2.80%, 3/4/2021	33,000	32,708
Series MTN, 2.88%, 3/12/2021 (a)	4,100,000	4,063,141
Series MTN, 3.13%, 9/10/2021	2,730,000	2,723,557
Series MTN, 3.90%, 7/12/2021	1,226,000	1,247,259
Rockwell Automation, Inc. 2.05%, 3/1/2020	2,000	1,968
Roper Technologies, Inc. 3.00%, 12/15/2020	3,517,000	3,493,225
		40,241,158
MEDIA — 1.9%
21st Century Fox America, Inc.:
3.00%, 9/15/2022	2,141,000	2,107,215
4.50%, 2/15/2021	854,000	877,818
5.65%, 8/15/2020	1,690,000	1,762,873
CBS Corp. 2.30%, 8/15/2019	2,378,000	2,365,349
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	5,547,000	5,533,133
4.46%, 7/23/2022 (a)	2,045,000	2,078,477
Comcast Corp.:
1.63%, 1/15/2022 (a)	3,454,000	3,258,953
5.15%, 3/1/2020	5,255,000	5,401,194
Discovery Communications LLC:
2.75%, 11/15/2019 (b)	3,072,000	3,053,537
2.80%, 6/15/2020 (b)	2,636,000	2,608,796
4.38%, 6/15/2021	2,265,000	2,306,019
5.05%, 6/1/2020	3,607,000	3,704,064

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
NBCUniversal Media LLC:
4.38%, 4/1/2021	$ 4,779,000	$ 4,895,130
5.15%, 4/30/2020	8,120,000	8,371,639
Thomson Reuters Corp. 4.70%, 10/15/2019	289,000	294,084
Time Warner Cable LLC:
4.13%, 2/15/2021	7,163,000	7,221,378
5.00%, 2/1/2020	68,000	69,375
8.75%, 2/14/2019	3,682,000	3,758,070
Viacom, Inc.:
4.50%, 3/1/2021	7,000	7,115
5.63%, 9/15/2019	3,495,000	3,581,152
Walt Disney Co.:
2.30%, 2/12/2021	284,000	278,669
Series GMTN, 2.15%, 9/17/2020	3,133,000	3,088,856
Series MTN, 1.80%, 6/5/2020	3,813,000	3,740,324
Series MTN, 1.95%, 3/4/2020	4,498,000	4,437,772
Series MTN, 3.75%, 6/1/2021 (a)	3,784,000	3,858,318
Warner Media LLC:
4.70%, 1/15/2021	4,571,000	4,695,148
4.75%, 3/29/2021	4,631,000	4,770,347
		88,124,805
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp. 2.25%, 6/15/2020	2,969,000	2,929,869
MINING — 0.2%
Goldcorp, Inc. 3.63%, 6/9/2021	4,280,000	4,267,246
Kinross Gold Corp. 5.13%, 9/1/2021	3,000,000	3,078,750
Newmont Mining Corp. 5.13%, 10/1/2019	346,000	351,366
Southern Copper Corp. 5.38%, 4/16/2020	2,166,000	2,241,897
		9,939,259
MISCELLANEOUS MANUFACTURER — 0.7%
3M Co. Series MTN, 3.00%, 9/14/2021 (a)	2,870,000	2,867,819
General Electric Co.:
2.10%, 12/11/2019	656,000	648,469
5.30%, 2/11/2021	3,920,000	4,084,483
Series GMTN, 2.20%, 1/9/2020	5,803,000	5,740,096
Series GMTN, 4.63%, 1/7/2021	2,114,000	2,177,230
Series GMTN, 5.50%, 1/8/2020	4,291,000	4,414,538
Series MTN, 4.38%, 9/16/2020	3,752,300	3,831,136
Series MTN, 5.55%, 5/4/2020	2,673,000	2,766,715
Security Description	Principal Amount	Value
Ingersoll-Rand Global Holding Co., Ltd. 2.90%, 2/21/2021	$ 3,222,000	$ 3,183,916
Ingersoll-Rand Luxembourg Finance SA 2.63%, 5/1/2020	1,969,000	1,950,137
Textron, Inc. 7.25%, 10/1/2019 (a)	1,436,000	1,491,573
		33,156,112
OFFICE & BUSINESS EQUIPMENT — 0.2%
Xerox Corp.:
2.75%, 3/15/2019	2,057,000	2,050,047
2.75%, 9/1/2020	398,000	390,554
2.80%, 5/15/2020	2,014,000	1,983,810
4.50%, 5/15/2021	5,148,000	5,167,974
5.63%, 12/15/2019	226,000	231,250
		9,823,635
OIL & GAS — 4.0%
Anadarko Petroleum Corp. 4.85%, 3/15/2021	4,099,000	4,207,910
Apache Corp. 3.63%, 2/1/2021	372,000	372,651
BP Capital Markets PLC:
2.32%, 2/13/2020	10,716,000	10,620,199
2.52%, 1/15/2020	5,291,000	5,259,677
4.50%, 10/1/2020	9,070,000	9,296,569
4.74%, 3/11/2021	6,100,000	6,308,803
Cenovus Energy, Inc. 5.70%, 10/15/2019	5,562,000	5,671,015
Chevron Corp.:
1.96%, 3/3/2020	8,136,000	8,031,127
1.99%, 3/3/2020	3,960,000	3,909,866
2.10%, 5/16/2021	10,374,000	10,110,293
2.19%, 11/15/2019	2,573,000	2,554,603
2.42%, 11/17/2020	4,258,000	4,204,903
2.43%, 6/24/2020	3,745,000	3,712,269
Devon Energy Corp. 4.00%, 7/15/2021	5,000	5,049
EOG Resources, Inc.:
2.45%, 4/1/2020	2,203,000	2,181,499
4.10%, 2/1/2021	2,425,000	2,464,794
4.40%, 6/1/2020	2,397,000	2,439,810
EQT Corp. 2.50%, 10/1/2020	3,775,000	3,688,968
Exxon Mobil Corp.:
1.91%, 3/6/2020 (a)	4,957,000	4,894,492
2.22%, 3/1/2021	16,649,000	16,319,017
Husky Energy, Inc. 7.25%, 12/15/2019	2,795,000	2,927,008
Marathon Oil Corp. 2.70%, 6/1/2020	2,251,000	2,220,612
Marathon Petroleum Corp.:
3.40%, 12/15/2020 (a)	2,447,000	2,449,545
5.13%, 3/1/2021	5,474,000	5,678,892
Noble Energy, Inc. 4.15%, 12/15/2021	2,600,000	2,631,408

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Occidental Petroleum Corp. Series 1, 4.10%, 2/1/2021	$ 7,407,000	$ 7,530,030
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	2,398,000	2,395,674
7.50%, 1/15/2020	3,509,000	3,689,187
Shell International Finance B.V.:
1.38%, 9/12/2019	500	493
1.75%, 9/12/2021	200,000	192,206
1.88%, 5/10/2021	3,372,000	3,264,534
2.13%, 5/11/2020	11,446,000	11,292,967
2.25%, 11/10/2020	3,547,000	3,491,312
4.38%, 3/25/2020	10,210,000	10,412,771
Total Capital International SA 2.75%, 6/19/2021	4,742,000	4,692,304
Total Capital SA:
4.13%, 1/28/2021	120,000	122,461
4.45%, 6/24/2020	7,708,000	7,892,838
Valero Energy Corp. 6.13%, 2/1/2020	3,509,000	3,640,552
		180,778,308
PACKAGING & CONTAINERS — 0.2%
Bemis Co., Inc. 6.80%, 8/1/2019	2,563,000	2,636,251
Packaging Corp. of America 2.45%, 12/15/2020	2,911,000	2,854,236
WestRock RKT Co.:
3.50%, 3/1/2020	1,066,000	1,065,904
4.45%, 3/1/2019	3,647,000	3,669,611
		10,226,002
PHARMACEUTICALS — 5.1%
AbbVie, Inc.:
2.30%, 5/14/2021	7,571,000	7,366,204
2.50%, 5/14/2020	15,527,000	15,351,234
3.38%, 11/14/2021	4,840,000	4,836,467
Allergan Funding SCS 3.00%, 3/12/2020	24,673,000	24,634,263
Allergan, Inc. 3.38%, 9/15/2020	1,186,000	1,187,637
AstraZeneca PLC:
1.95%, 9/18/2019	3,938,000	3,902,834
2.38%, 11/16/2020	5,447,000	5,352,113
Cardinal Health, Inc.:
2.40%, 11/15/2019	2,624,000	2,604,609
4.63%, 12/15/2020	99,000	101,312
CVS Health Corp.:
2.13%, 6/1/2021	2,687,000	2,593,143
2.80%, 7/20/2020	12,907,000	12,790,321
3.13%, 3/9/2020	17,001,000	16,991,990
3.35%, 3/9/2021	12,309,000	12,280,936
3.50%, 7/20/2022	4,988,000	4,951,039
4.13%, 5/15/2021	85,000	86,203
Express Scripts Holding Co.:
2.60%, 11/30/2020	3,824,000	3,759,948
3.30%, 2/25/2021	1,996,000	1,984,363
Security Description	Principal Amount	Value
4.75%, 11/15/2021	$ 990,000	$ 1,021,838
GlaxoSmithKline Capital PLC 3.13%, 5/14/2021	8,000,000	7,986,160
Johnson & Johnson:
1.65%, 3/1/2021	4,634,000	4,487,473
1.88%, 12/5/2019	2,124,000	2,102,484
1.95%, 11/10/2020	4,228,000	4,146,949
2.95%, 9/1/2020	143,000	143,468
Mead Johnson Nutrition Co.:
3.00%, 11/15/2020	2,955,000	2,943,889
4.90%, 11/1/2019	2,535,000	2,581,745
Medco Health Solutions, Inc. 4.13%, 9/15/2020	3,547,000	3,592,756
Merck & Co., Inc.:
1.85%, 2/10/2020	9,505,000	9,375,922
3.88%, 1/15/2021	1,229,000	1,249,733
Mylan NV:
2.50%, 6/7/2019	2,458,000	2,448,070
3.15%, 6/15/2021	13,524,000	13,318,030
3.75%, 12/15/2020	104,000	104,065
Novartis Capital Corp.:
1.80%, 2/14/2020	3,601,000	3,547,201
4.40%, 4/24/2020	3,720,000	3,800,798
Pfizer, Inc.:
1.70%, 12/15/2019	3,998,000	3,944,827
1.95%, 6/3/2021	4,529,000	4,402,686
3.00%, 9/15/2021	6,000,000	5,998,980
Sanofi 4.00%, 3/29/2021	8,967,000	9,138,628
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/2019	8,970,000	8,873,483
2.40%, 9/23/2021	12,655,000	12,220,403
Teva Pharmaceutical Finance Netherlands III B.V. 1.70%, 7/19/2019	1,992,000	1,958,415
Zoetis, Inc.:
3.25%, 8/20/2021 (a)	3,785,000	3,778,338
3.45%, 11/13/2020	645,000	647,554
		234,588,511
PIPELINES — 2.6%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 5.50%, 10/15/2019	1,436,000	1,457,540
Buckeye Partners L.P. 4.88%, 2/1/2021	1,400,000	1,426,418
Columbia Pipeline Group, Inc. 3.30%, 6/1/2020	3,307,000	3,301,312
Enbridge Energy Partners L.P.:
4.38%, 10/15/2020	2,262,000	2,297,038
5.20%, 3/15/2020	1,749,000	1,792,603
Energy Transfer Partners L.P.:
4.15%, 10/1/2020	8,685,000	8,788,873
4.65%, 6/1/2021	4,392,000	4,496,530

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Energy Transfer Partners L.P./Regency Energy Finance Corp. 5.75%, 9/1/2020	$ 239,000	$ 247,217
EnLink Midstream Partners L.P. 2.70%, 4/1/2019	3,104,000	3,083,203
Enterprise Products Operating LLC:
2.55%, 10/15/2019	3,671,000	3,655,802
2.80%, 2/15/2021	7,953,000	7,853,110
2.85%, 4/15/2021	8,000	7,897
5.20%, 9/1/2020	7,153,000	7,408,219
5.25%, 1/31/2020	3,583,000	3,679,024
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021	5,827,000	5,839,120
5.30%, 9/15/2020 (a)	3,884,000	4,021,261
5.80%, 3/1/2021	4,703,000	4,941,959
6.50%, 4/1/2020	281,000	293,406
6.85%, 2/15/2020	3,896,000	4,079,346
Kinder Morgan, Inc.:
3.05%, 12/1/2019	9,709,000	9,698,223
6.50%, 9/15/2020	150,000	158,418
Magellan Midstream Partners L.P.:
4.25%, 2/1/2021	98,000	99,609
6.55%, 7/15/2019	2,000,000	2,055,280
ONEOK Partners L.P. 8.63%, 3/1/2019	2,015,000	2,061,204
Phillips 66 Partners L.P. 2.65%, 2/15/2020	502,000	497,211
Plains All American Pipeline L.P./PAA Finance Corp.:
2.60%, 12/15/2019	3,658,000	3,628,955
3.65%, 6/1/2022	2,315,000	2,285,322
5.75%, 1/15/2020	38,000	39,010
Sabine Pass Liquefaction LLC:
5.63%, 2/1/2021	3,159,000	3,288,764
6.25%, 3/15/2022	3,701,000	3,976,354
TransCanada PipeLines, Ltd.:
2.13%, 11/15/2019	6,943,000	6,869,751
3.80%, 10/1/2020	3,976,000	4,014,329
9.88%, 1/1/2021	1,485,000	1,687,183
Western Gas Partners L.P. 5.38%, 6/1/2021 (a)	2,996,000	3,095,947
Williams Cos., Inc.:
3.60%, 3/15/2022	1,125,000	1,118,621
4.00%, 11/15/2021	205,000	206,531
4.13%, 11/15/2020	357,000	360,873
5.25%, 3/15/2020	5,662,000	5,812,383
		119,623,846
REAL ESTATE INVESTMENT TRUSTS — 1.5%
Alexandria Real Estate Equities, Inc. 2.75%, 1/15/2020	1,911,000	1,894,030
Security Description	Principal Amount	Value
American Campus Communities Operating Partnership L.P. 3.35%, 10/1/2020	$ 2,873,000	$ 2,861,853
American Tower Corp.:
2.80%, 6/1/2020	5,812,000	5,758,007
3.30%, 2/15/2021	3,662,000	3,638,637
3.45%, 9/15/2021	2,283,000	2,277,133
5.05%, 9/1/2020	619,000	636,796
AvalonBay Communities, Inc.:
Series GMTN, 3.63%, 10/1/2020	338,000	339,531
Series GMTN, 3.95%, 1/15/2021	555,000	560,045
Boston Properties L.P.:
4.13%, 5/15/2021	2,529,000	2,571,260
5.63%, 11/15/2020	107,000	111,392
5.88%, 10/15/2019	5,462,000	5,589,975
Corporate Office Properties L.P. 3.70%, 6/15/2021	925,000	915,963
Crown Castle International Corp.:
2.25%, 9/1/2021	335,000	321,484
3.40%, 2/15/2021	4,372,000	4,358,491
Digital Realty Trust L.P.:
3.40%, 10/1/2020	2,923,000	2,920,077
5.88%, 2/1/2020	2,294,000	2,351,969
ERP Operating L.P. 4.75%, 7/15/2020	3,014,000	3,077,384
HCP, Inc. 2.63%, 2/1/2020	4,389,000	4,351,342
Healthcare Trust of America Holdings L.P. 3.38%, 7/15/2021	3,140,000	3,111,583
Highwoods Realty L.P. 3.20%, 6/15/2021	90,000	88,496
Hospitality Properties Trust 4.25%, 2/15/2021	890,000	895,313
Kimco Realty Corp. 3.20%, 5/1/2021	100,000	98,968
National Retail Properties, Inc. 5.50%, 7/15/2021	2,000,000	2,105,860
Sabra Health Care L.P./Sabra Capital Corp. 5.50%, 2/1/2021	1,555,000	1,582,213
Select Income REIT 3.60%, 2/1/2020	1,856,000	1,843,045
Simon Property Group L.P.:
2.50%, 9/1/2020	3,554,000	3,506,554
2.50%, 7/15/2021	798,000	780,827
4.38%, 3/1/2021	3,630,000	3,717,410
UDR, Inc. 3.70%, 10/1/2020	100,000	100,258
Ventas Realty L.P./Ventas Capital Corp. 2.70%, 4/1/2020	3,037,000	3,009,029
VEREIT Operating Partnership L.P. 4.13%, 6/1/2021	100,000	100,749

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Welltower, Inc. 6.13%, 4/15/2020	$ 3,333,000	$ 3,464,154
Weyerhaeuser Co.:
4.70%, 3/15/2021	1,153,000	1,181,225
7.38%, 10/1/2019	279,000	290,606
		70,411,659
RETAIL — 2.2%
AutoNation, Inc. 5.50%, 2/1/2020	3,000,000	3,079,740
AutoZone, Inc. 1.63%, 4/21/2019	893,000	886,588
Best Buy Co., Inc. 5.50%, 3/15/2021	4,440,000	4,631,675
Costco Wholesale Corp.:
1.70%, 12/15/2019	4,541,000	4,478,834
1.75%, 2/15/2020	1,282,000	1,261,719
2.15%, 5/18/2021	4,276,000	4,180,773
Family Dollar Stores, Inc. 5.00%, 2/1/2021	1,377,000	1,417,002
Home Depot, Inc.:
1.80%, 6/5/2020	5,288,000	5,192,975
2.00%, 4/1/2021	9,440,000	9,200,507
4.40%, 4/1/2021	103,000	105,938
Lowe's Cos., Inc.:
3.75%, 4/15/2021	4,095,000	4,147,539
4.63%, 4/15/2020	481,000	489,110
Macy's Retail Holdings, Inc. 3.45%, 1/15/2021	2,104,000	2,092,954
McDonald's Corp.:
Series MTN, 2.20%, 5/26/2020	5,599,000	5,520,726
Series MTN, 2.63%, 1/15/2022	38,000	37,007
Series MTN, 2.75%, 12/9/2020	4,314,000	4,283,586
Series MTN, 3.50%, 7/15/2020	425,000	427,575
Nordstrom, Inc. 4.75%, 5/1/2020	100,000	102,349
O'Reilly Automotive, Inc. 4.88%, 1/14/2021	1,662,000	1,710,397
Starbucks Corp.:
2.10%, 2/4/2021	5,839,000	5,695,069
2.20%, 11/22/2020	1,578,000	1,546,298
Target Corp.:
2.90%, 1/15/2022	73,000	72,349
3.88%, 7/15/2020	3,942,000	4,003,298
Walgreens Boots Alliance, Inc. 2.70%, 11/18/2019	3,951,000	3,936,895
Walmart, Inc.:
1.75%, 10/9/2019	8,213,000	8,136,783
1.90%, 12/15/2020	3,928,000	3,842,762
2.85%, 6/23/2020	7,775,000	7,772,901
3.13%, 6/23/2021	11,000,000	11,019,580
3.25%, 10/25/2020	2,221,000	2,235,903
3.63%, 7/8/2020	6,000	6,078
		101,514,910
Security Description	Principal Amount	Value
SEMICONDUCTORS — 1.2%
Analog Devices, Inc.:
2.85%, 3/12/2020	$ 2,285,000	$ 2,271,838
2.95%, 1/12/2021	3,220,000	3,190,762
Applied Materials, Inc.:
2.63%, 10/1/2020	3,312,000	3,275,966
4.30%, 6/15/2021	605,000	622,351
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.20%, 1/15/2021	3,403,000	3,296,112
2.38%, 1/15/2020	14,007,000	13,842,418
Intel Corp.:
1.70%, 5/19/2021	2,887,000	2,789,160
1.85%, 5/11/2020	3,806,000	3,743,277
2.45%, 7/29/2020	6,058,000	6,005,598
Lam Research Corp.:
2.75%, 3/15/2020	2,412,000	2,392,704
2.80%, 6/15/2021	5,337,000	5,242,001
QUALCOMM, Inc. 2.25%, 5/20/2020	6,302,000	6,218,751
Texas Instruments, Inc.:
1.75%, 5/1/2020	375,000	368,254
2.75%, 3/12/2021	500,000	496,095
		53,755,287
SOFTWARE — 2.2%
Adobe Systems, Inc. 4.75%, 2/1/2020	3,795,000	3,878,262
Broadridge Financial Solutions, Inc. 3.95%, 9/1/2020	2,940,000	2,968,224
CA, Inc.:
3.60%, 8/1/2020	1,761,000	1,764,769
5.38%, 12/1/2019	2,991,000	3,059,285
Electronic Arts, Inc. 3.70%, 3/1/2021	6,017,000	6,066,279
Fidelity National Information Services, Inc.:
2.25%, 8/15/2021	2,381,000	2,297,352
3.63%, 10/15/2020	4,649,000	4,674,430
Fiserv, Inc.:
2.70%, 6/1/2020	3,618,000	3,587,066
4.63%, 10/1/2020	2,133,000	2,194,366
Microsoft Corp.:
1.55%, 8/8/2021	12,618,000	12,114,037
1.85%, 2/6/2020	9,852,000	9,733,086
1.85%, 2/12/2020	1,589,000	1,568,852
2.00%, 11/3/2020	12,692,000	12,465,702
3.00%, 10/1/2020	2,565,000	2,570,848
4.00%, 2/8/2021 (a)	996,000	1,020,631
Oracle Corp.:
1.90%, 9/15/2021	14,080,000	13,597,760
2.25%, 10/8/2019	9,065,000	9,019,856
2.80%, 7/8/2021	72,000	71,407
3.88%, 7/15/2020	3,668,000	3,726,908
5.00%, 7/8/2019	2,000,000	2,033,920

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
VMware, Inc. 2.30%, 8/21/2020	$ 4,576,500	$ 4,478,471
		102,891,511
TELECOMMUNICATIONS — 3.3%
America Movil SAB de CV:
5.00%, 10/16/2019	2,313,000	2,357,664
5.00%, 3/30/2020	9,123,000	9,341,952
AT&T, Inc.:
2.45%, 6/30/2020	12,410,000	12,244,699
2.80%, 2/17/2021	6,851,000	6,746,317
3.88%, 8/15/2021	991,000	999,780
4.45%, 5/15/2021	3,673,000	3,758,838
4.60%, 2/15/2021	6,732,000	6,899,627
5.00%, 3/1/2021	4,121,000	4,262,103
5.20%, 3/15/2020	8,579,000	8,830,965
5.88%, 10/1/2019	5,957,000	6,125,345
Cisco Systems, Inc.:
1.85%, 9/20/2021	5,000,000	4,819,050
2.20%, 2/28/2021	11,848,000	11,598,955
2.45%, 6/15/2020	8,760,000	8,690,270
2.90%, 3/4/2021	500,000	498,105
4.45%, 1/15/2020	11,504,000	11,733,045
Juniper Networks, Inc. 3.30%, 6/15/2020 (a)	3,607,000	3,603,249
Motorola Solutions, Inc. 3.50%, 9/1/2021	1,300,000	1,288,066
Orange SA:
1.63%, 11/3/2019	4,742,000	4,670,206
4.13%, 9/14/2021	500,000	511,160
Telefonica Emisiones SAU:
5.13%, 4/27/2020	3,362,000	3,456,640
5.46%, 2/16/2021	12,001,000	12,526,644
Telefonos de Mexico SAB de CV 5.50%, 11/15/2019 (a)	3,100,000	3,176,043
Verizon Communications, Inc.:
1.75%, 8/15/2021	125,000	119,874
2.63%, 2/21/2020	4,162,000	4,137,028
3.45%, 3/15/2021	7,920,000	7,951,917
4.60%, 4/1/2021	6,356,000	6,554,307
Vodafone Group PLC 4.38%, 3/16/2021 (a)	2,471,000	2,527,265
		149,429,114
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc. 3.15%, 5/15/2021	3,000,000	2,974,710
TRANSPORTATION — 0.9%
Burlington Northern Santa Fe LLC 4.70%, 10/1/2019	3,759,000	3,827,301
Canadian National Railway Co. 2.40%, 2/3/2020	1,757,000	1,741,661
CSX Corp. 3.70%, 10/30/2020	1,186,000	1,195,512
Security Description	Principal Amount	Value
FedEx Corp. 2.30%, 2/1/2020	$ 4,156,000	$ 4,118,097
Norfolk Southern Railway Co. 9.75%, 6/15/2020	627,000	693,211
Ryder System, Inc.:
Series MTN, 2.45%, 9/3/2019	3,939,000	3,920,526
Series MTN, 2.50%, 5/11/2020	1,243,000	1,227,612
Series MTN, 2.65%, 3/2/2020	1,571,000	1,557,034
Series MTN, 3.50%, 6/1/2021	2,500,000	2,497,875
Union Pacific Corp.:
2.25%, 6/19/2020	1,080,000	1,064,794
3.20%, 6/8/2021	7,130,000	7,114,029
4.00%, 2/1/2021	1,756,000	1,782,445
United Parcel Service of America, Inc. 8.38%, 4/1/2020	820,000	881,721
United Parcel Service, Inc.:
2.05%, 4/1/2021	6,123,000	5,961,720
3.13%, 1/15/2021	2,281,000	2,283,783
		39,867,321
TRUCKING & LEASING — 0.1%
GATX Corp.:
2.50%, 7/30/2019	50,000	49,809
2.60%, 3/30/2020	2,965,000	2,927,315
		2,977,124
TOTAL CORPORATE BONDS & NOTES (Cost $4,562,674,130)		4,521,279,430

	Shares
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (g) (h)	30,872,100	30,872,100
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	32,412,370	32,412,370
TOTAL SHORT-TERM INVESTMENTS (Cost $63,284,470)		63,284,470
TOTAL INVESTMENTS — 100.3% (Cost $4,625,958,600)		4,584,563,900
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(12,368,418)
NET ASSETS — 100.0%		$ 4,572,195,482

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2018. Maturity date shown is the final maturity.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2018, total aggregate fair value of securities is $6,209,182 representing 0.1% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2018.
(i)	Investment of cash collateral for securities loaned.

BKNT	= Bank Notes
GMTN	= Global Medium Term Note
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$ —	$ 10,509,407	$—	$ 10,509,407
Aerospace & Defense	—	79,508,097	—	79,508,097
Agriculture	—	45,273,858	—	45,273,858
Airlines	—	19,262,462	—	19,262,462
Apparel	—	1,738,367	—	1,738,367
Auto Manufacturers	—	199,024,591	—	199,024,591
Auto Parts & Equipment	—	2,969,220	—	2,969,220
Banks	—	1,636,661,036	—	1,636,661,036
Beverages	—	124,402,152	—	124,402,152
Biotechnology	—	64,180,952	—	64,180,952
Building Materials	—	11,177,745	—	11,177,745
Chemicals	—	52,219,228	—	52,219,228
Commercial Services	—	20,677,031	—	20,677,031
Computers	—	118,423,963	—	118,423,963
Cosmetics/Personal Care	—	26,598,092	—	26,598,092
Diversified Financial Services	—	201,452,965	—	201,452,965
Electric	—	186,809,940	—	186,809,940
Electrical Components & Equipment	—	4,036,709	—	4,036,709
Electronics	—	25,192,850	—	25,192,850
Environmental Control	—	12,543,643	—	12,543,643
Food	—	79,261,216	—	79,261,216
Gas	—	9,010,234	—	9,010,234
Health Care Products	—	82,194,115	—	82,194,115
Health Care Services	—	75,647,581	—	75,647,581
See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Home Builders	$ —	$ 7,278,087	$—	$ 7,278,087
Household Products & Wares	—	1,173,899	—	1,173,899
Housewares	—	10,618,367	—	10,618,367
Insurance	—	64,320,846	—	64,320,846
Internet	—	31,546,322	—	31,546,322
Investment Company Security	—	4,207,586	—	4,207,586
Iron/Steel	—	13,498,962	—	13,498,962
Leisure Time	—	6,180,273	—	6,180,273
Lodging	—	3,563,339	—	3,563,339
Machinery, Construction & Mining	—	36,863,154	—	36,863,154
Machinery-Diversified	—	40,241,158	—	40,241,158
Media	—	88,124,805	—	88,124,805
Metal Fabricate & Hardware	—	2,929,869	—	2,929,869
Mining	—	9,939,259	—	9,939,259
Miscellaneous Manufacturer	—	33,156,112	—	33,156,112
Office & Business Equipment	—	9,823,635	—	9,823,635
Oil & Gas	—	180,778,308	—	180,778,308
Packaging & Containers	—	10,226,002	—	10,226,002
Pharmaceuticals	—	234,588,511	—	234,588,511
Pipelines	—	119,623,846	—	119,623,846
Real Estate Investment Trusts	—	70,411,659	—	70,411,659
Retail	—	101,514,910	—	101,514,910
Semiconductors	—	53,755,287	—	53,755,287
Software	—	102,891,511	—	102,891,511
Telecommunications	—	149,429,114	—	149,429,114
Toys/Games/Hobbies	—	2,974,710	—	2,974,710
Transportation	—	39,867,321	—	39,867,321
Trucking & Leasing	—	2,977,124	—	2,977,124
Short-Term Investments	63,284,470	—	—	63,284,470
TOTAL INVESTMENTS	$63,284,470	$4,521,279,430	$—	$4,584,563,900
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	31,104,153	$31,104,153	$152,200,866	$152,432,919	$—	$—	30,872,100	$30,872,100	$40,502	$—
State Street Navigator Securities Lending Government Money Market Portfolio	18,374,285	18,374,285	49,530,217	35,492,132	—	—	32,412,370	32,412,370	21,035	—
Total		$49,478,438	$201,731,083	$187,925,051	$—	$—		$63,284,470	$61,537	$—
See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM TREASURY ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.2%
Treasury Bonds:
7.88%, 2/15/2021	$ 1,116,500	$ 1,244,398
8.13%, 5/15/2021	672,400	760,955
8.13%, 8/15/2021	619,200	708,352
8.50%, 2/15/2020	1,002,700	1,080,157
8.75%, 5/15/2020	317,500	347,730
8.75%, 8/15/2020	1,021,300	1,130,844
Treasury Notes:
1.00%, 10/15/2019	4,330,900	4,257,289
1.00%, 11/15/2019	4,671,500	4,584,960
1.00%, 11/30/2019	4,283,300	4,200,459
1.13%, 12/31/2019	5,971,000	5,855,488
1.13%, 3/31/2020	3,177,100	3,101,236
1.13%, 4/30/2020	4,398,300	4,286,645
1.13%, 2/28/2021	6,346,700	6,091,875
1.13%, 6/30/2021	6,667,000	6,361,801
1.13%, 7/31/2021	6,955,100	6,626,028
1.13%, 8/31/2021	8,257,000	7,854,405
1.13%, 9/30/2021	6,500,000	6,173,534
1.25%, 10/31/2019	2,842,200	2,799,012
1.25%, 1/31/2020	7,375,700	7,233,872
1.25%, 2/29/2020	3,603,500	3,528,982
1.25%, 3/31/2021	6,988,400	6,719,581
1.38%, 12/15/2019	4,674,300	4,601,433
1.38%, 1/15/2020	6,007,400	5,905,751
1.38%, 1/31/2020	4,282,700	4,207,460
1.38%, 2/15/2020	6,743,300	6,619,998
1.38%, 2/29/2020	6,622,000	6,496,792
1.38%, 3/31/2020	6,535,700	6,403,726
1.38%, 4/30/2020	8,800,100	8,610,462
1.38%, 5/31/2020	4,171,700	4,076,229
1.38%, 8/31/2020	6,746,000	6,566,026
1.38%, 9/15/2020	4,456,100	4,334,752
1.38%, 9/30/2020	7,316,400	7,112,287
1.38%, 10/31/2020	7,170,600	6,960,767
1.38%, 1/31/2021	7,025,200	6,792,267
1.38%, 4/30/2021	6,467,200	6,229,766
1.38%, 5/31/2021	6,643,600	6,390,457
1.50%, 10/31/2019	12,542,600	12,385,680
1.50%, 11/30/2019	6,954,400	6,859,356
1.50%, 4/15/2020	6,113,100	5,997,253
1.50%, 5/15/2020	4,448,100	4,358,479
1.50%, 5/31/2020	7,446,300	7,290,962
1.50%, 6/15/2020	5,039,800	4,932,529
1.50%, 7/15/2020	5,092,600	4,977,400
1.50%, 8/15/2020	4,838,600	4,724,225
1.63%, 12/31/2019	6,380,100	6,295,321
1.63%, 3/15/2020	6,225,100	6,126,365
1.63%, 6/30/2020	6,314,600	6,188,880
1.63%, 7/31/2020	6,511,400	6,374,280
1.63%, 10/15/2020	6,197,300	6,050,114
1.63%, 11/30/2020	6,820,500	6,647,537
1.75%, 11/30/2019	4,720,000	4,669,187
1.75%, 10/31/2020	4,916,100	4,809,086
1.75%, 11/15/2020	6,418,500	6,275,796
Security Description	Principal Amount	Value
1.75%, 12/31/2020	$ 6,695,700	$ 6,537,190
1.88%, 12/31/2019	6,490,200	6,424,316
1.88%, 6/30/2020	2,914,300	2,868,483
1.88%, 12/15/2020	5,449,100	5,337,339
2.00%, 1/31/2020	5,632,200	5,579,196
2.00%, 7/31/2020	4,107,800	4,049,195
2.00%, 9/30/2020	3,212,200	3,161,017
2.00%, 11/30/2020	5,419,200	5,324,131
2.00%, 1/15/2021	6,292,200	6,174,437
2.00%, 2/28/2021	5,487,500	5,378,222
2.00%, 5/31/2021	4,555,600	4,454,648
2.00%, 8/31/2021	6,676,400	6,513,810
2.13%, 8/31/2020	4,750,600	4,689,315
2.13%, 1/31/2021	4,674,300	4,597,979
2.13%, 6/30/2021	5,819,400	5,705,442
2.13%, 8/15/2021	6,193,000	6,064,841
2.13%, 9/30/2021	5,000,000	4,891,399
2.25%, 2/29/2020	6,622,400	6,577,405
2.25%, 3/31/2020	5,263,000	5,224,131
2.25%, 2/15/2021	7,937,600	7,827,829
2.25%, 3/31/2021	5,930,100	5,843,477
2.25%, 4/30/2021	5,175,100	5,096,837
2.25%, 7/31/2021	5,159,000	5,071,315
2.38%, 4/30/2020	7,846,100	7,798,247
2.38%, 12/31/2020	4,389,400	4,344,912
2.38%, 3/15/2021	5,842,000	5,776,067
2.38%, 4/15/2021	10,113,700	9,993,574
2.50%, 5/31/2020	8,866,600	8,825,118
2.50%, 6/30/2020	11,930,400	11,870,956
2.63%, 7/31/2020	9,233,600	9,204,000
2.63%, 8/15/2020	6,344,700	6,322,828
2.63%, 8/31/2020	7,225,200	7,200,131
2.63%, 11/15/2020	11,912,800	11,859,928
2.63%, 5/15/2021	9,732,700	9,673,173
2.63%, 6/15/2021	7,082,100	7,036,242
2.63%, 7/15/2021	7,987,100	7,933,194
2.75%, 9/30/2020	2,250,000	2,247,012
2.75%, 8/15/2021	6,709,000	6,684,486
2.75%, 9/15/2021	7,000,000	6,973,767
3.13%, 5/15/2021	6,875,200	6,920,269
3.38%, 11/15/2019	6,491,600	6,539,857
3.50%, 5/15/2020	6,039,500	6,107,279
3.63%, 2/15/2020	9,371,100	9,481,627
3.63%, 2/15/2021	8,842,900	8,996,168
TOTAL U.S. TREASURY OBLIGATIONS (Cost $570,571,379)		566,399,015

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM TREASURY ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (a) (b) (Cost $5,963,774)	5,963,774	$ 5,963,774
TOTAL INVESTMENTS — 100.2% (Cost $576,535,153)		572,362,789
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(1,303,558)
NET ASSETS — 100.0%		$ 571,059,231

(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at September 30, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$566,399,015	$—	$566,399,015
Short-Term Investment	5,963,774	—	—	5,963,774
TOTAL INVESTMENTS	$5,963,774	$566,399,015	$—	$572,362,789
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,401,794	$9,401,794	$20,533,303	$23,971,323	$—	$—	5,963,774	$5,963,774	$7,165	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	4,401,465	4,401,465	—	—	—	—	—	—
Total		$9,401,794	$24,934,768	$28,372,788	$—	$—		$5,963,774	$7,165	$—
See accompanying notes to schedule of investments.

SPDR SERIES TRUST
NOTES TO Schedules OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

SPDR SERIES TRUST
NOTES TO Schedules OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2018, is disclosed in each Fund’s respective Schedule of Investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.
The Funds had no transfers between levels for the period ended September 30, 2018.
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Forward Foreign Currency Exchange Contracts
Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2018, are disclosed in the Schedules of Investments.

SPDR SERIES TRUST
NOTES TO Schedules OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Aggregate Unrealized Appreciation and Depreciation
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Dow Jones REIT ETF	$ 2,369,953,975	$ 277,056,975	$109,238,142	$ 167,818,833
SPDR FactSet Innovative Technology ETF	77,589,264	6,596,896	2,791,483	3,805,413
SPDR Global Dow ETF	82,155,846	22,479,506	7,847,611	14,631,895
SPDR Kensho Future Security ETF	9,646,678	1,439,015	263,081	1,175,934
SPDR Kensho Intelligent Structures ETF	6,022,263	432,890	295,290	137,600
SPDR Kensho Smart Mobility ETF	6,217,127	501,050	637,661	(136,611)
SPDR MSCI USA StrategicFactors ETF	104,058,902	11,499,121	2,580,560	8,918,561
SPDR NYSE Technology ETF	667,182,078	343,803,353	26,558,830	317,244,523
SPDR Portfolio Large Cap ETF	1,592,747,672	163,723,756	42,736,584	120,987,172
SPDR Portfolio Mid Cap ETF	1,076,146,884	97,623,223	41,607,948	56,015,275
SPDR Portfolio S&P 500 Growth ETF	3,330,794,820	440,048,623	43,652,458	396,396,165
SPDR Portfolio S&P 500 High Dividend ETF	712,216,120	27,578,040	23,688,718	3,889,322
SPDR Portfolio S&P 500 Value ETF	1,612,413,188	71,690,991	66,582,776	5,108,215
SPDR Portfolio Small Cap ETF	1,534,506,708	169,786,457	67,476,489	102,309,968
SPDR Portfolio Total Stock Market ETF	2,441,564,546	286,276,196	61,331,729	224,944,467
SPDR Russell 1000 Low Volatility Focus ETF	401,907,249	84,671,025	10,686,744	73,984,281
SPDR Russell 1000 Momentum Focus ETF	564,538,077	88,148,570	14,356,643	73,791,927
SPDR Russell 1000 Yield Focus ETF	372,177,147	58,434,289	13,706,767	44,727,522
SPDR S&P 1500 Momentum Tilt ETF	35,929,833	3,046,345	382,439	2,663,906
SPDR S&P 1500 Value Tilt ETF	26,690,102	1,002,294	772,269	230,025
SPDR S&P 400 Mid Cap Growth ETF	1,259,394,947	161,588,035	57,053,677	104,534,358
SPDR S&P 400 Mid Cap Value ETF	920,716,368	83,786,656	35,810,561	47,976,095
SPDR S&P 500 Buyback ETF	42,239,387	1,981,879	905,391	1,076,488
SPDR S&P 500 Fossil Fuel Reserves Free ETF	251,059,974	62,039,662	6,071,850	55,967,812
SPDR S&P 600 Small Cap ETF	1,016,148,260	236,572,569	53,790,451	182,782,118
SPDR S&P 600 Small Cap Growth ETF	2,129,410,721	418,926,687	67,618,847	351,307,840
SPDR S&P 600 Small Cap Value ETF	1,994,367,856	226,517,538	86,495,717	140,021,821
SPDR S&P Aerospace & Defense ETF	1,382,456,960	283,828,348	4,768,984	279,059,364
SPDR S&P Bank ETF	3,449,310,289	176,579,911	162,680,297	13,899,614
SPDR S&P Biotech ETF	6,508,082,191	208,456,906	815,418,093	(606,961,187)
SPDR S&P Capital Markets ETF	109,661,237	12,687,640	7,059,802	5,627,838
SPDR S&P Dividend ETF	13,061,398,373	3,435,136,513	209,431,596	3,225,704,917
SPDR S&P Health Care Equipment ETF	733,052,676	101,009,835	15,571,865	85,437,970
SPDR S&P Health Care Services ETF	93,261,185	18,826,806	11,210,335	7,616,471
SPDR S&P Homebuilders ETF	915,011,349	17,098,824	140,894,280	(123,795,456)
SPDR S&P Insurance ETF	768,857,555	40,519,041	22,492,278	18,026,763
SPDR S&P Internet ETF	73,347,592	4,441,366	2,005,483	2,435,883
SPDR S&P Metals & Mining ETF	926,348,388	14,794,177	152,957,660	(138,163,483)
SPDR S&P Oil & Gas Equipment & Services ETF	440,034,839	17,347,811	54,392,727	(37,044,916)
SPDR S&P Oil & Gas Exploration & Production ETF	4,031,567,027	137,772,235	352,924,755	(215,152,520)
SPDR S&P Pharmaceuticals ETF	402,906,200	51,731,652	40,162,682	11,568,970
SPDR S&P Regional Banking ETF	5,367,891,773	37,039,924	392,571,391	(355,531,467)
SPDR S&P Retail ETF	843,668,484	5,703,214	74,582,423	(68,879,209)
SPDR S&P Semiconductor ETF	351,515,097	15,101,172	24,490,808	(9,389,636)

SPDR SERIES TRUST
NOTES TO Schedules OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P Software & Services ETF	$ 129,712,397	$ 15,915,820	$ 1,177,230	$ 14,738,590
SPDR S&P Technology Hardware ETF	4,304,145	275,663	367,180	(91,517)
SPDR S&P Telecom ETF	161,769,004	8,431,643	12,519,111	(4,087,468)
SPDR S&P Transportation ETF	221,380,732	21,413,905	11,260,047	10,153,858
SPDR SSGA Gender Diversity Index ETF	307,731,665	58,959,873	5,959,925	52,999,948
SPDR SSGA US Large Cap Low Volatility Index ETF	104,494,745	17,385,479	979,920	16,405,559
SPDR SSGA US Small Cap Low Volatility Index ETF	181,090,416	21,191,766	6,718,775	14,472,991
SPDR Wells Fargo® Preferred Stock ETF	729,410,122	590,202	22,162,292	(21,572,090)
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	330,057,948	—	6,106,732	(6,106,732)
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	3,543,906,638	—	170,232	(170,232)
SPDR Bloomberg Barclays Convertible Securities ETF	4,684,409,044	419,645,660	145,273,589	274,372,071
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	598,155,763	1,943,334	61,883,618	(59,940,284)
SPDR Bloomberg Barclays High Yield Bond ETF	10,909,656,982	3,869,326	395,302,335	(391,433,009)
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	594,357,729	—	17,534,001	(17,534,001)
SPDR Bloomberg Barclays International Corporate Bond ETF	199,356,862	578,024	10,961,038	(10,383,014)
SPDR Bloomberg Barclays International Treasury Bond ETF	1,138,598,851	6,071,050	76,276,969	(70,205,919)
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	4,076,846,026	6,610,634	1,505,874	5,104,760
SPDR Bloomberg Barclays Corporate Bond ETF	43,514,317	59,288	591,636	(532,348)
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	211,301,264	—	7,819,185	(7,819,185)
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	4,043,328,288	14,145,538	96,878,711	(82,733,173)
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	265,402,809	1,132,391	6,067,536	(4,935,145)
SPDR Bloomberg Barclays TIPS ETF	1,348,990,355	—	29,410,612	(29,410,612)
SPDR ICE BofAML Crossover Corporate Bond ETF	71,063,483	444,423	1,658,609	(1,214,186)
SPDR FTSE International Government Inflation-Protected Bond ETF	482,891,160	18,781,924	37,141,543	(18,359,619)
SPDR Dorsey Wright Fixed Income Allocation ETF	174,333,116	2,481,989	723,503	1,758,486
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	2,789,892,316	4,843,513	45,801,458	(40,957,945)
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	3,695,100,650	238,177	55,902,540	(55,664,363)
SPDR Nuveen S&P High Yield Municipal Bond ETF	523,714,558	17,863,764	8,173,063	9,690,701
SPDR Portfolio Aggregate Bond ETF	3,211,679,984	2,409,759	73,190,253	(70,780,494)
SPDR Portfolio Intermediate Term Corporate Bond ETF	3,817,148,866	846,721	75,582,930	(74,736,209)
SPDR Portfolio Long Term Corporate Bond ETF	353,766,156	358,957	15,638,334	(15,279,377)
SPDR Portfolio Long Term Treasury ETF	1,221,828,068	—	78,045,009	(78,045,009)
SPDR Portfolio Short Term Corporate Bond ETF	4,625,958,600	271,419	41,666,119	(41,394,700)
SPDR Portfolio Short Term Treasury ETF	576,605,750	4,445	4,247,406	(4,242,961)
Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the N-Q filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the N-Q filings.
Other information regarding the Fund's is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	November 26, 2018

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	November 26, 2018